UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	9/30/2015

Item 1. Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Alternative Loan Trust,
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,529	$1,476,013
Series 2006-11CB, Class 1A1
6.000%	05/25/36	1,658	1,478,096
Series 2006-25CB, Class A2
6.000%	10/25/36	1,555	1,463,449
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%	01/15/49	265	276,544
COMM 2014-LC15 Mortgage Trust,
Series 2014-LC15, Class A2
2.840%	04/10/47	290	299,666
Commercial Mortgage Pass-Through Certificates,
Series 2006-C4, Class AM
5.509%	09/15/39	1,511	1,557,028
Series 2013-CR6, Class A2
2.122%	03/10/46	330	333,530
CSAIL 2015-C3 Commercial Mortgage Trust,
Series 2015-C1
3.505%	04/15/50	430	445,362
Series 2015-C3, Class D
3.362%(c)	08/15/48	2,032	1,601,047
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	1,195	1,224,902
Series 2007-CB18, Class A4
5.440%	06/12/47	950	983,733
Series 2007-LDPX, Class A3
5.420%	01/15/49	477	494,783
Series 2014-C20, Class D, 144A
4.572%(c)	07/15/47	100	86,791
Series 2015-SGP, Class A, 144A
1.900%(c)	07/15/36	2,750	2,750,000
L Street Securities,
Series 2015-CH1, Class M1, 144A
2.190%(c)	10/25/25	1,275	1,275,000
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class AJ
5.830%(c)	06/15/38	695	710,164
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	2,965	3,061,410
Series 2007-C1, Class A4
5.424%	02/15/40	1,471	1,527,929
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.166%	12/12/49	318	329,041
Series 2007-9, Class A4
5.700%	09/12/49	315	333,274
Resource Capital Corp. (Cayman Islands),
Series 2014-CRE2, Class A, 144A
1.240%(c)	04/15/32	100	99,323
Wachovia Mortgage Loan Trust Series,
Series 2006-ALT1, Class A1
0.274%(c)	01/25/37	208	148,236

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-SG1, Class A4
3.789%	12/15/47		1,255	$1,319,522
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47		2,155	1,752,384

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,058,693)				25,027,227

CORPORATE BONDS — 20.9%
Australia — 0.7%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, MTN
3.625%	07/18/22	EUR	1,190	1,577,288
Commonwealth Bank of Australia,
Covered Bonds, MTN
0.750%	11/04/21	EUR	2,219	2,485,824
3.000%	05/03/22	EUR	685	875,266
Westpac Banking Corp.,
Covered Bonds, MTN
1.500%	03/24/21	EUR	2,120	2,476,110

				7,414,488

Brazil
Braskem Finance Ltd.,
Gtd. Notes
6.450%	02/03/24		665	548,625

Canada — 0.6%
Bell Canada,
Gtd. Notes
3.350%	06/18/19	CAD	1,410	1,100,180
Canadian National Railway Co.,
Sr. Unsec’d. Notes
5.550%	03/01/19		740	827,532
Husky Energy, Inc.,
Sr. Unsec’d. Notes
7.250%	12/15/19		190	217,404
Royal Bank of Canada,
Covered Bonds, RegS
1.625%	08/04/20	EUR	1,235	1,455,025
Teck Resources Ltd.,
Gtd. Notes
4.500%	01/15/21		1,660	1,118,840
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24		1,980	1,769,209

				6,488,190

China
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		200	203,338

Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, MTN
5.684%(c)	12/29/49	GBP	1,430	2,190,265

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France — 1.2%
BNP Paribas Home Loan SFH SA,
Covered Bonds, MTN
3.750%	01/11/21	EUR	2,100	$2,765,332
BNP Paribas SA,
Gtd. Notes
5.000%	01/15/21		1,045	1,172,782
Jr. Sub. Notes
4.730%(c)	04/29/49	EUR	1,050	1,181,930
5.019%(c)	04/29/49	EUR	450	520,120
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,980	2,012,438
BPCE SFH SA,
Covered Bonds, MTN
1.000%	02/24/25	EUR	900	1,013,435
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR	400	488,772
Ephios Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	985	1,092,390
HSBC SFH France SA,
Covered Bonds, MTN
3.375%	01/20/17	EUR	150	174,924
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	09/29/49		1,615	1,580,681
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
6.125%	11/25/33	EUR	602	977,568

				12,980,372

Germany — 0.7%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.875%	03/06/42		1,475	1,463,020
FMS Wertmanagement AoR,
Gov’t. Gtd. Notes, MTN
3.375%	06/17/21	EUR	3,900	5,128,435
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.000%	04/29/20		1,480	1,406,925

				7,998,380

India — 0.3%
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
5.400%	02/14/22		2,620	2,858,894

Ireland — 0.2%
Bank of Ireland Mortgage Bank,
Covered Bonds
3.125%	11/20/15	EUR	1,725	1,935,023

Italy — 0.2%
Intesa Sanpaolo SpA,
Sub. Notes, 144A
5.017%	06/26/24		1,980	1,953,860

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Italy (cont’d.)
UniCredit Luxembourg Finance SA,
Gtd. Notes, 144A
6.000%	10/31/17		250	$262,611

				2,216,471

Japan — 0.2%
Mizuho Financial Group Cayman 3 Ltd.,
Gtd. Notes, 144A
4.600%	03/27/24		1,840	1,913,725

Malaysia — 0.2%
Petronas Capital Ltd.,
Gtd. Notes, 144A
5.250%	08/12/19		1,976	2,154,613

Mexico — 0.3%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		2,265	2,038,500
Gtd. Notes, 144A
4.500%	01/23/26		1,770	1,631,763

				3,670,263

Netherlands — 1.1%
ABN AMRO Bank NV,
Jr. Sub. Notes
5.000%(c)	12/29/49	GBP	635	960,913
Sub. Notes, 144A
4.750%	07/28/25		2,468	2,448,500
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		85	109,831
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		2,775	2,786,980
Sub. Notes
4.375%	08/04/25		2,468	2,469,770
ING Bank NV,
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		2,270	2,343,938
ING Groep NV,
Jr. Sub. Notes
5.775%(c)	12/29/49		595	593,513
Neptune Finco Corp.,
Gtd. Notes, 144A
6.625%	10/15/25		995	999,975

				12,713,420

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, RegS
4.375%	02/24/21	EUR	987	1,294,579

Sweden — 0.6%
Nordea Bank AB,
Jr. Sub. Notes, 144A
6.125%(c)	12/29/49		1,335	1,314,975
Sub. Notes, 144A
4.875%	05/13/21		1,980	2,130,361
Sub. Notes, MTN
4.000%	03/29/21	EUR	1,190	1,487,844

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Skandinaviska Enskilda Banken AB,
Sub. Notes, MTN
4.000%(c)	09/12/22	EUR	1,235	$1,456,133

				6,389,313

Switzerland — 0.8%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(c)	12/11/49		1,679	1,748,259
Dufry Finance SCA,
Sr. Unsec’d. Notes, 144A
4.500%	08/01/23	EUR	985	1,122,713
Glencore Funding LLC,
Gtd. Notes, 144A
2.125%	04/16/18		398	342,280
4.000%	04/16/25		1,625	1,255,314
4.125%	05/30/23		400	314,750
UBS AG,
Sub. Notes
7.625%	08/17/22		1,975	2,272,212
UBS AG (London),
Sr. Unsec’d. Notes, MTN
6.375%	07/20/16	GBP	456	716,976
UBS Group Funding Jersey Ltd,
Gtd. Notes, 144A
4.125%	09/24/25		1,542	1,534,589

				9,307,093

United Kingdom — 1.6%
Abbey National Treasury Services PLC,
Covered Bonds, MTN
4.250%	04/12/21	EUR	1,950	2,621,687
Abbey National Treasury Services PLC/London,
Covered Bonds, MTN
1.625%	11/26/20	EUR	2,093	2,475,471
Barclays Bank PLC,
Sub. Notes, RegS
6.625%	03/30/22	EUR	690	943,752
Boparan Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	07/15/21	GBP	985	1,304,542
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		340	506,998
HBOS Capital Funding LP,
Gtd. Notes
4.939%(c)	05/29/49	EUR	145	161,216
Lloyds TSB Bank PLC,
Gtd. Notes, 144A
6.500%	09/14/20		1,097	1,265,277
Nationwide Building Society,
Sub. Notes, MTN
4.125%(c)	03/20/23	EUR	1,235	1,458,863
Rio Tinto Finance USA Ltd.,
Gtd. Notes
3.750%	06/15/25		497	484,774
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		1,140	1,240,012

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Sky Group Finance PLC,
Gtd. Notes, RegS
5.750%	10/20/17	GBP	1,325	$2,151,268
Standard Chartered PLC,
Sub. Notes, MTN
4.000%(c)	07/12/22		2,280	2,285,743
Yorkshire Power Finance Ltd/Cayman Islands,
Gtd. Notes
7.250%	08/04/28	GBP	445	912,958

				17,812,561

United States — 11.9%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		602	593,275
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		161	160,111
3.600%	05/14/25		1,599	1,577,041
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,462	1,463,281
3.800%	03/15/25		1,920	1,854,795
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		2,438	2,463,916
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		445	486,361
5.900%	11/01/21		895	1,013,249
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		366	380,355
6.375%	09/15/17		622	671,219
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,105	1,255,179
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	985	1,144,026
3.000%	02/15/22		690	677,174
3.400%	05/15/25		1,580	1,508,104
5.800%	02/15/19		895	995,195
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	04/01/44		1,725	1,790,664
Sub. Notes, MTN
4.000%	01/22/25		1,007	986,925
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/23/45		985	994,206
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		690	693,458
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		693	700,751
3.734%	12/15/24		593	603,685

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		1,007	$949,098
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		1,080	1,090,930
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		390	378,713
CBS Corp.,
Gtd. Notes
3.500%	01/15/25		1,725	1,661,303
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20		985	977,744
4.908%	07/23/25		985	980,275
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25		985	985,183
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25		858	833,814
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,082,518
Comcast Corp.,
Gtd. Notes
4.250%	01/15/33		985	978,951
5.150%	03/01/20		871	983,313
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	246,543
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		390	401,700
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		2,480	2,665,883
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		1,535	1,390,736
DH Europe Finance SA,
Gtd. Notes
1.700%	01/04/22	EUR	1,272	1,440,886
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		540	465,781
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22		790	792,707
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		790	788,862
4.900%	02/01/24		490	467,175
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		2,565	2,352,903

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	1,789	$1,847,470
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	1,050	950,884
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,075	2,094,343
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,050	3,452,612
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
11.000%	09/15/25	567	548,574
General Dynamics Corp.,
Gtd. Notes
3.875%	07/15/21	540	578,676
General Electric Capital Corp.,
Gtd. Notes, MTN
5.625%	05/01/18	2,090	2,313,755
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	153	154,776
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26	2,397	2,408,158
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	2,025	2,029,202
5.750%	01/24/22	1,875	2,151,917
6.000%	06/15/20	1,280	1,471,036
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	400	467,521
Sub. Notes
5.150%	05/22/45	490	480,963
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22	1,625	1,802,063
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	213	235,919
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	483	482,208
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	940	956,450
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
4.900%	10/15/25	2,205	2,198,936
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,385	1,468,751
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	277	277,693

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HJ Heinz Co.,
Gtd. Notes, 144A
2.800%	07/02/20		1,480	$1,489,697
3.500%	07/15/22		1,285	1,312,651
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		940	1,099,824
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		835	950,281
International Paper Co.,
Sr. Unsec’d. Notes
3.650%	06/15/24		985	973,458
Kinder Morgan Inc/DE,
Gtd. Notes
2.250%	03/16/27	EUR	385	340,704
Gtd. Notes, 144A
5.000%	02/15/21		1,954	1,996,681
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		1,480	1,478,937
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.250%	07/17/25		2,173	2,176,801
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	138,353
3.600%	02/01/25		835	808,334
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		400	488,573
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		595	559,653
Markel Corp.,
Sr. Unsec’d. Notes
7.125%	09/30/19		85	99,982
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		540	800,880
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
4.400%	02/15/26		1,896	1,924,085
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,875	1,856,250
Sr. Unsec’d. Notes
4.750%	02/08/21		985	1,093,817
Midamerican Energy Co.,
First Mortgage
4.400%	10/15/44		2,075	2,169,680
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	156,131
Morgan Stanley,
Sr. Unsec’d. Notes
3.875%	04/29/24		2,415	2,466,708
Sr. Unsec’d. Notes, MTN
4.000%	07/23/25		1,672	1,708,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	09/23/19	2,006	$2,241,013
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	361	380,206
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	740	1,120,832
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	985	990,222
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	115	135,064
Penske Truck Leasing Co. LP / PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	2,518	2,460,950
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	1,725	1,614,514
Republic Services, Inc.,
Gtd. Notes
3.800%	05/15/18	1,315	1,379,868
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,953	2,043,531
5.850%	08/15/45	790	878,930
Seagate HDD Cayman,
Gtd. Notes
4.750%	01/01/25	635	609,575
State Street Corp.,
Sr. Unsec’d. Notes
3.700%	11/20/23	750	783,721
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	895	723,891
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	586,498
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	1,090	1,080,065
3.600%	07/15/25	2,520	2,467,584
7.625%	04/15/31	295	376,703
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,190	1,195,398
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	505	386,325
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	390	392,940
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18	445	490,407
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	195	176,843
6.550%	09/15/43	1,725	2,037,991

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		1,385	$1,298,417
Walgreens Boots Alliance, Inc.,
Gtd. Notes
3.300%	11/18/21		2,075	2,102,357
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23		2,120	2,094,344
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21		690	707,134
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		940	809,417
4.125%	11/15/20		275	279,899
4.500%	11/15/23		290	271,809
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	122,273

				130,628,868

TOTAL CORPORATE BONDS (cost $232,328,469)				230,718,481

FOREIGN GOVERNMENT BONDS — 28.2%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.250%	04/21/25	AUD	5,735	4,238,192
3.750%	04/21/37	AUD	3,960	3,000,978
5.250%	03/15/19	AUD	24,865	19,427,232
Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,380	2,209,437
Unsec’d. Notes
0.800%	06/22/25	EUR	5,605	6,202,126
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	8,027	4,642,236
Sr. Notes
10.000%	01/01/17	BRL	9,885	2,338,438
Bundesrepublik Deutschland (Germany),
Bonds
0.500%	02/15/25	EUR	31,121	34,677,523
2.500%	01/04/21	EUR	630	796,453
6.250%	01/04/30	EUR	4,155	7,988,266
Caisse Francaise de Financement Local (France),
Covered Bonds, MTN
3.625%	02/26/18	EUR	360	436,897
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.700%	12/15/17	CAD	8,620	6,584,143
1.750%	06/15/18	CAD	4,290	3,288,946
2.550%	03/15/25	CAD	5,635	4,420,171
4.100%	12/15/18	CAD	2,795	2,299,168
Canadian Government Bond (Canada),
Unsec’d. Notes
2.250%	06/01/25	CAD	1,830	1,469,348
2.750%	06/01/22	CAD	5,425	4,489,315

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
France Government Bond OAT (France),
Bonds
0.500%	05/25/25	EUR	895	$963,339
2.500%	05/25/30	EUR	1,770	2,262,019
3.000%	04/25/22	EUR	1,475	1,926,385
3.250%	10/25/21	EUR	690	905,906
3.250%	05/25/45	EUR	1,135	1,658,599
Ireland Government Bond (Ireland),
Bonds
2.400%	05/15/30	EUR	4,175	5,054,524
5.400%	03/13/25	EUR	8,182	12,511,130
Unsec’d. Notes
3.400%	03/18/24	EUR	3,910	5,192,624
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.350%	04/15/22	EUR	5,425	6,112,204
4.500%	02/01/20	EUR	1,580	2,053,843
4.500%	05/01/23	EUR	875	1,192,341
4.750%	05/01/17	EUR	5,570	6,677,689
5.500%	11/01/22	EUR	3,675	5,248,885
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	8,450	10,848,468
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/34	JPY	1,730,850	15,296,666
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	315,900	2,838,742
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	03/20/54	JPY	68,700	605,618
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	37,575	2,449,827
Netherlands Government (Netherlands),
Bonds
7.500%	01/15/23	EUR	2,530	4,274,768
Bonds, 144A
1.750%	07/15/23	EUR	340	416,360
3.250%	07/15/21	EUR	2,020	2,654,348
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.500%	04/15/23	NZD	2,710	2,024,932
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25		6,215	5,759,509
Republic of Poland (Poland),
Bonds
5.750%	10/25/21	PLN	5,570	1,726,485
Republic of South Africa (South Africa),
Bonds
8.250%	09/15/17	ZAR	75,275	5,528,151
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
4.700%	07/30/41	EUR	5,080	7,441,198
Sr. Unsec’d. Notes, 144A
1.950%	07/30/30	EUR	4,290	4,522,646
4.400%	10/31/23	EUR	1,725	2,327,246
4.850%	10/31/20	EUR	3,055	4,074,678

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spanish Government (Spain),
Sr. Unsec’d. Notes, 144A
4.200%	01/31/37	EUR	3,460	$4,721,278
Swedish Government (Sweden),
Unsec’d. Notes
3.500%	06/01/22	SEK	48,235	6,968,149
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	07/22/19	GBP	4,780	7,430,270
1.750%	09/07/22	GBP	2,330	3,589,335
2.250%	09/07/23	GBP	8,925	14,184,465
4.250%	06/07/32	GBP	1,135	2,201,737
4.250%	12/07/40	GBP	1,430	2,895,261
4.500%	12/07/42	GBP	2,505	5,320,373
4.750%	12/07/30	GBP	5,830	11,827,223
Unsec’d. Notes
3.250%	01/22/44	GBP	1,475	2,582,043
5.000%	03/07/25	GBP	8,155	15,953,588

TOTAL FOREIGN GOVERNMENT BONDS (cost $312,944,995)				310,731,721

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1
1.149%(c)	05/25/24		919	910,786
Series 2014-C04, Class 2M1
2.299%(c)	11/25/24		1,341	1,349,687
Series 2015-C01, Class 1M1
1.699%(c)	02/25/25		126	126,634
Series 2015-C02, Class 2M1
1.399%(c)	05/25/25		246	245,208
Series 2015-C03, Class 1M2
5.190%(c)	07/25/25		1,607	1,602,165
Series 2015-C03, Class 2M1
1.699%(c)	07/25/25		396	397,394
Series 2015-C03, Class 2M2
5.199%(c)	07/25/25		1,000	998,790
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
1.649%(c)	09/25/24		1,244	1,247,854
Series 2014-HQ3, Class M1
1.849%(c)	10/25/24		1,085	1,086,382
Series 2015-DNA2, Class M2
2.799%(c)	12/25/27		2,065	2,082,336
Series 2015-HQ1, Class M2
2.399%(c)	03/25/25		1,420	1,419,999
Series 2015-HQA1, Class M2
2.840%(c)	03/25/28		2,550	2,549,998
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4
5.795%(c)	08/10/45		1,583	1,669,631
Series 2013-G1, Class A1, 144A
2.059%	04/10/31		860	849,515
Series 2014-GC22, Class D, 144A
4.640%(c)	06/10/47		600	528,371

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,094,104)				17,064,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal National Mortgage Assoc.,
3.000%	TBA	$5,570	$5,633,098
3.000%	TBA	1,878	1,903,236
4.000%	TBA	29,946	31,942,799
Government National Mortgage Assoc.,
3.000%	TBA	5,908	6,028,814
3.500%	TBA	9,518	9,972,705

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $55,205,998)			55,480,652

U.S. TREASURY OBLIGATIONS — 34.6%
U.S. Treasury Bonds
1.375%	04/30/20	34,700	34,792,163
2.000%	08/31/21	16,710	17,081,196
2.875%	05/15/43	1,135	1,131,365
3.000%	11/15/44	9,575	9,777,722
3.625%	08/15/43	8,250	9,495,239
5.375%	02/15/31	12,460	17,292,474
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	17,876	18,144,603
U.S. Treasury Notes
0.625%	08/15/16	15,515	15,550,560
1.000%	10/31/16-05/31/18	95,347	95,972,487
1.125%	12/31/19	61,781	61,425,450
1.500%	06/30/16	28,395	28,651,946
2.000%	02/15/23	4,484	4,543,202
2.500%	05/15/24	44,385	46,233,236
2.750%	02/15/24	6,080	6,461,897
4.500%	11/15/15	14,497	14,574,008

TOTAL U.S. TREASURY OBLIGATIONS (cost $379,351,446)			381,127,548

		Shares
PREFERRED STOCKS — 0.2%
United States
Allstate Corp(The), *		12,000	304,560
Citigroup Capital XIII,		53,000	1,361,570

TOTAL PREFERRED STOCKS (cost $1,667,708)			1,666,130

TOTAL LONG-TERM INVESTMENTS (cost $1,023,651,413)			1,021,816,509

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 - Prudential Core
Taxable Money Market Fund
(cost $78,276,354)(w)		78,276,354	$78,276,354

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS (n) — 4.7%
U.S. Treasury Bills
0.008%	10/08/15	2,036	2,035,697
0.012%	10/08/15	15,574	15,574,271
0.038%	10/08/15	12,145	12,144,913
1.000%	10/08/15	11,605	11,604,942
2.393%	12/24/15	10,575	10,575,370
TOTAL U.S. TREASURY OBLIGATIONS (cost $51,934,823)			51,935,193

TOTAL SHORT-TERM INVESTMENTS (cost $130,211,177)			130,211,547

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*(j)
Call Options
CDX.NA.HYS.24 5Y V2,
expiring 10/21/15,
Strike Price $103.00
(cost $18,364)	Bank of America	70	3,344

			Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.6%
(cost $1,153,880,954)			$1,152,031,400

	Counterparty	Notional Amount (000)#
OPTION WRITTEN*(j)
Put Options
CDX.NA.HYS.24 5Y V2,
expiring 10/21/15,
Strike Price $103.00
(premiums received $37,076)	Bank of America	35	(39,406)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.6% (cost $1,153,843,878)			1,151,991,994
Liabilities in excess of other assets(x) — (4.6)%			(50,350,357)

NET ASSETS — 100.0%			$1,101,641,637

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(j)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
40	10 Year Japanese Bonds	Dec. 2015	$49,366,482	$49,401,075	$34,593

Short Positions:
96	2 Year U.S. Treasury Notes	Dec. 2015	20,994,375	21,027,000	(32,625)
163	5 Year U.S. Treasury Notes	Dec. 2015	19,539,555	19,644,047	(104,492)
286	10 Year U.S. Treasury Notes	Dec. 2015	36,476,484	36,818,031	(341,547)
31	20 Year U.S. Treasury Bonds	Dec. 2015	4,802,445	4,877,656	(75,211)
2	30 Year Euro BUXL	Dec. 2015	335,401	348,050	(12,649)

					(566,524)

					$(531,931)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015

(2)	Cash with a market value of $957,628 has been segregated with Morgan Stanley to cover requirements for open futures contracts at September 30, 2015.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/02/15	Goldman Sachs & Co.	BRL	16,287	$4,525,288	$4,105,160	$(420,128)
Indonesian Rupiah,
Expiring 10/09/15	Goldman Sachs & Co.	IDR	48,472,031	3,425,585	3,296,856	(128,729)
Expiring 10/09/15	Goldman Sachs & Co.	IDR	37,165,308	2,620,043	2,527,822	(92,221)
Expiring 10/09/15	Hong Kong & Shanghai Bank	IDR	37,333,889	2,589,035	2,539,288	(49,747)
Japanese Yen,
Expiring 10/23/15	Goldman Sachs & Co.	JPY	891,479	7,472,392	7,433,264	(39,128)
Expiring 10/23/15	Hong Kong & Shanghai Bank	JPY	1,305,558	10,857,318	10,885,910	28,592
Malaysian Ringgit,
Expiring 10/09/15	Goldman Sachs & Co.	MYR	7,202	1,697,658	1,637,223	(60,435)
Expiring 10/09/15	Goldman Sachs & Co.	MYR	3,708	874,610	843,077	(31,533)
Expiring 10/09/15	Goldman Sachs & Co.	MYR	3,305	790,754	751,458	(39,296)
South African Rand,
Expiring 10/13/15	Bank of New York Mellon	ZAR	7,588	560,085	546,284	(13,801)
Expiring 10/13/15	Bank of New York Mellon	ZAR	6,077	452,024	437,479	(14,545)
Expiring 10/13/15	Bank of New York Mellon	ZAR	6,015	440,794	433,009	(7,785)
Swedish Krona,
Expiring 11/05/15	Goldman Sachs & Co.	SEK	53,714	6,517,125	6,422,693	(94,432)

				$42,822,711	$41,859,523	(963,188)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/30/15	Goldman Sachs & Co.	AUD	30,440	$21,330,858	$21,330,075	$783
Expiring 10/30/15	Hong Kong & Shanghai Bank	AUD	7,708	5,393,448	5,401,228	(7,780)
Brazilian Real,
Expiring 10/02/15	Goldman Sachs & Co.	BRL	11,370	3,135,707	2,865,928	269,779
Expiring 10/02/15	Goldman Sachs & Co.	BRL	11,054	3,000,049	2,786,179	213,870
Expiring 10/02/15	Goldman Sachs & Co.	BRL	10,550	2,938,544	2,659,323	279,221
Expiring 10/02/15	Goldman Sachs & Co.	BRL	9,523	2,417,497	2,400,236	17,261
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,682	689,719	676,015	13,704
Expiring 11/04/15	Hong Kong & Shanghai Bank	BRL	28,892	7,152,759	7,197,289	(44,530)
British Pound,
Expiring 11/10/15	Goldman Sachs & Co.	GBP	10,597	16,091,985	16,027,073	64,912
Expiring 11/10/15	Hong Kong & Shanghai Bank	GBP	38,464	59,121,016	58,174,506	946,510
Canadian Dollar,
Expiring 10/02/15	Bank of New York Mellon	CAD	4,076	3,078,543	3,054,183	24,360
Expiring 10/02/15	Goldman Sachs & Co.	CAD	6,117	4,585,365	4,583,908	1,457
Expiring 10/02/15	Hong Kong & Shanghai Bank	CAD	4,337	3,282,355	3,250,056	32,299
Expiring 11/19/15	Goldman Sachs & Co.	CAD	31,828	23,756,383	23,843,964	(87,581)
Euro,
Expiring 10/27/15	Bank of New York Mellon	EUR	5,883	6,620,499	6,576,377	44,122
Expiring 10/27/15	Bank of New York Mellon	EUR	894	1,011,303	999,327	11,976
Expiring 10/27/15	Bank of New York Mellon	EUR	765	866,379	855,361	11,018
Expiring 10/27/15	Bank of New York Mellon	EUR	660	739,435	737,696	1,739
Expiring 10/27/15	Bank of New York Mellon	EUR	236	268,073	263,384	4,689
Expiring 10/27/15	Barclays Capital Group	EUR	36,238	40,499,788	40,509,541	(9,753)
Expiring 10/27/15	Goldman Sachs & Co.	EUR	146,065	165,208,629	163,280,732	1,927,897
Expiring 10/27/15	Hong Kong & Shanghai Bank	EUR	5,322	5,997,429	5,948,901	48,528
Indonesian Rupiah,
Expiring 10/09/15	Goldman Sachs & Co.	IDR	38,245,230	2,600,832	2,601,274	(442)
Expiring 10/09/15	Goldman Sachs & Co.	IDR	31,291,552	2,110,729	2,128,315	(17,586)
Expiring 10/09/15	Goldman Sachs & Co.	IDR	12,493,054	848,713	849,723	(1,010)
Expiring 10/09/15	Goldman Sachs & Co.	IDR	11,325,281	764,189	770,296	(6,107)
Expiring 10/09/15	Goldman Sachs & Co.	IDR	10,327,004	698,478	702,397	(3,919)

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/09/15	Hong Kong & Shanghai Bank	IDR	18,389,872	$1,240,882	$1,250,799	$(9,917)
Japanese Yen,
Expiring 10/23/15	Hong Kong & Shanghai Bank	JPY	2,052,538	17,148,722	17,114,325	34,397
Expiring 10/23/15	Hong Kong & Shanghai Bank	JPY	499,000	4,141,834	4,160,726	(18,892)
Malaysian Ringgit,
Expiring 10/09/15	Goldman Sachs & Co.	MYR	14,172	3,458,359	3,222,026	236,333
Mexican Peso,
Expiring 11/20/15	Hong Kong & Shanghai Bank	MXN	42,194	2,470,810	2,485,483	(14,673)
New Taiwanese Dollar,
Expiring 10/16/15	Barclays Capital Group	TWD	43,342	1,297,853	1,316,333	(18,480)
Expiring 10/16/15	Goldman Sachs & Co.	TWD	41,136	1,277,102	1,249,324	27,778
Expiring 10/16/15	Goldman Sachs & Co.	TWD	40,697	1,260,568	1,236,021	24,547
Expiring 10/16/15	Goldman Sachs & Co.	TWD	15,499	477,183	470,717	6,466
Expiring 10/16/15	Hong Kong & Shanghai Bank	TWD	40,686	1,250,731	1,235,682	15,049
New Zealand Dollar,
Expiring 10/09/15	Bank of New York Mellon	NZD	773	497,943	493,593	4,350
Expiring 10/09/15	Bank of New York Mellon	NZD	724	456,813	462,380	(5,567)
Expiring 10/09/15	Bank of New York Mellon	NZD	658	417,745	420,132	(2,387)
Expiring 10/09/15	Goldman Sachs & Co.	NZD	757	495,445	483,483	11,962
Expiring 10/09/15	Goldman Sachs & Co.	NZD	332	219,152	211,855	7,297
Polish Zloty,
Expiring 10/30/15	Bank of New York Mellon	PLN	3,918	1,036,608	1,029,879	6,729
Expiring 10/30/15	Bank of New York Mellon	PLN	1,524	410,225	400,620	9,605
Expiring 10/30/15	Bank of New York Mellon	PLN	1,396	369,327	367,091	2,236
Singapore Dollar,
Expiring 11/06/15	Goldman Sachs & Co.	SGD	7,378	5,152,807	5,178,144	(25,337)
Expiring 11/06/15	Hong Kong & Shanghai Bank	SGD	24,075	17,189,956	16,895,635	294,321
South African Rand,
Expiring 10/13/15	Bank of New York Mellon	ZAR	33,415	2,505,511	2,405,599	99,912
Expiring 10/13/15	Bank of New York Mellon	ZAR	17,170	1,259,215	1,236,111	23,104
Expiring 10/13/15	Goldman Sachs & Co.	ZAR	31,904	2,409,393	2,296,830	112,563
Expiring 10/13/15	Hong Kong & Shanghai Bank	ZAR	13,562	962,940	976,383	(13,443)
Swedish Krona,
Expiring 11/05/15	Bank of New York Mellon	SEK	4,464	531,234	533,752	(2,518)
Expiring 11/05/15	Hong Kong & Shanghai Bank	SEK	37,066	4,426,391	4,432,046	(5,655)

				$456,573,453	$452,038,256	4,535,197

						$3,572,009

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Cross currency exchange contract outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation(1)	Counterparty
OTC cross currency exchange contract:
11/05/15	Buy	EUR	7,632	SEK	71	$15,941	Hong Kong & Shanghai Bank

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)(4)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC credit default swaps on credit indicies – Sell Protection(1):
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	$(219,809)	$(110,120)	$(109,689)	Morgan Stanley

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)(4)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC credit default swaps on credit indicies – Sell Protection(1) (cont’d.):
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	$(157,369)	$(107,510)	$(49,859)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	(155,159)	(80,225)	(74,934)	Morgan Stanley

				$(532,337)	$(297,855)	$(234,482)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized (Depreciation)(4)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HYS24.5Y.Index	06/20/20	5.000%	12,019	$584,598	$361,931	$(222,667)
CDX.NA.IG24.5Y. Index	06/20/20	1.000%	48,590	424,033	273,095	(150,938)
CDX.NA.IG25.5Y. Index	12/20/20	1.000%	30,300	211,632	115,757	(95,875)

				$1,220,263	$750,783	$(469,480)

Cash with a value of $2,824,599 has been segregated with Morgan Stanley to cover requirements for open exchange-traded credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$23,752,227	$1,275,000
Corporate Bonds
Australia	—	7,414,488	—
Brazil	—	548,625	—
Canada	—	6,488,190	—
China	—	203,338	—
Denmark	—	2,190,265	—
France	—	12,980,372	—
Germany	—	7,998,380	—
India	—	2,858,894	—
Ireland	—	1,935,023	—
Italy	—	2,216,471	—
Japan	—	1,913,725	—
Malaysia	—	2,154,613	—
Mexico	—	3,670,263	—
Netherlands	—	12,713,420	—
Norway	—	1,294,579	—
Sweden	—	6,389,313	—
Switzerland	—	9,307,093	—
United Kingdom	—	17,812,561	—
United States	—	128,429,932	2,198,936
Foreign Government Bonds	—	310,731,721	—
Residential Mortgage-Backed Securities	—	17,064,750	—
U.S. Government Agency Obligations	—	55,480,652	—
U.S. Treasury Obligations	—	433,062,741	—
Preferred Stocks
United States	1,666,130	—	—
Affiliated Money Market Mutual Fund	78,276,354	—	—
Options Purchased	—	3,344	—
Options Written	—	(39,406)	—
Other Financial Instruments*
Futures	(531,931)	—	—
OTC Forward Foreign Currency Contracts	—	3,572,009	—
OTC Cross Currency Exchange Contract	—	15,941	—
OTC credit default swaps	—	(532,337)	—
Exchange-traded credit default swaps	—	(469,480)	—

Total	$79,410,553	$1,071,161,707	$3,473,936

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

U.S. Treasury Obligations	39.3%
Foreign Government Bonds	28.2
Banks	7.2
Affiliated Money Market Mutual Fund	7.1
U.S. Government Agency Obligations	5.0
Commercial Mortgage-Backed Securities	2.3
Residential Mortgage-Backed Securities	1.6
Media	1.3
Oil & Gas	1.2
Telecommunications	1.0
Electric	1.0
Retail	1.0
Pipelines	1.0
Diversified Financial Services	0.7
Insurance	0.7
Pharmaceuticals	0.6
Agriculture	0.5
Multi-National	0.5
Foods	0.4
Biotechnology	0.4
Computers	0.4
Auto Manufacturers	0.3
Healthcare-Services	0.3
Mining	0.3
Healthcare-Products	0.3
Commercial Services	0.3
Real Estate Investment Trusts (REITs)	0.2
Trucking & Leasing	0.2
Foreign Bonds	0.2
Iron/Steel	0.2
Semiconductors	0.1
Savings & Loans	0.1
Auto Parts & Equipment	0.1

*	Percentage is less than 0.05.

Environmental Control	0.1%
Water	0.1
Forest Products & Paper	0.1
Packaging & Containers	0.1
Transportation	0.1
Chemicals	0.1
Options Written*	—
Options Purchased*	—

104.6
Liabilities in excess of other assets	(4.6)

100.0%

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.8%
AFFILIATED MUTUAL FUNDS — 60.1%
AST AQR Emerging Markets Equity Portfolio*	16,020,101	$135,369,856
AST Blackrock Low Duration Bond Portfolio*	69,159	721,324
AST Boston Partners Large-Cap Value Portfolio*	2,378,056	39,499,514
AST ClearBridge Dividend Growth Portfolio*	1,707,701	20,885,181
AST Cohen & Steers Realty Portfolio*	26,757,001	258,205,061
AST Global Real Estate Portfolio*	38,884,635	421,120,594
AST Goldman Sachs Large-Cap Value Portfolio*	1,626,688	38,942,909
AST Goldman Sachs Mid-Cap Growth Portfolio*	8,497,784	60,589,203
AST Goldman Sachs Small-Cap Value Portfolio*	4,553,633	75,362,624
AST Goldman Sachs Strategic Income Portfolio*	2,056,737	19,724,105
AST Herndon Large-Cap Value Portfolio*	2,302,183	27,349,937
AST High Yield Portfolio*	48,990,460	405,641,007
AST International Growth Portfolio*	19,387,225	250,289,079
AST International Value Portfolio*	21,313,373	353,162,585
AST Jennison Large-Cap Growth Portfolio*	1,109,308	23,750,289
AST Large-Cap Value Portfolio*	1,915,553	38,943,193
AST Loomis Sayles Large Cap Growth Portfolio*	936,444	30,219,055
AST Lord Abbett Core Fixed Income Portfolio*	3,296,137	39,586,604
AST MFS Growth Portfolio*	1,431,564	23,463,338
AST MFS Large-Cap Value Portfolio*	2,011,894	28,770,084
AST Mid-Cap Value Portfolio*	6,406,646	120,893,405
AST Money Market Portfolio*	246,715	246,715
AST Morgan Stanley Multi Asset Portfolio*	1,300,000	12,584,000
AST Neuberger Berman Core Bond Portfolio*	1,797,598	19,557,862
AST Neuberger Berman Long/Short Portfolio*	1,000,000	9,480,000
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,701,771	59,834,267
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,549,430	115,919,469
AST Parametric Emerging Markets Equity Portfolio*	16,302,070	117,863,966
AST Prudential Core Bond Portfolio*	9,774,470	110,256,022
AST QMA Emerging Markets Equity Portfolio*	10,464,178	84,445,915
AST QMA International Core Equity Portfolio*	15,246,387	148,652,277
AST QMA US Equity Alpha Portfolio*	9,735,180	201,226,162
AST Small-Cap Growth Opportunities Portfolio*	622,728	8,649,695
AST Small-Cap Growth Portfolio*	375,094	11,747,952
AST Small-Cap Value Portfolio*	5,258,797	104,334,536
AST T. Rowe Price Equity Income Portfolio*	1,379,894	16,089,561
AST T. Rowe Price Large-Cap Growth Portfolio*	775,379	17,430,528
AST T. Rowe Price Natural Resources Portfolio*	819,655	13,589,885
AST Wellington Real Total Return Portfolio*	1,400,000	13,286,000

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	6,811,228	$77,920,449
Prudential Global Short Duration High Yield Fund, Inc.	7,674	105,824
Prudential Short Duration High Yield Fund, Inc.	6,055	88,766

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,082,659,570)(w)		3,555,798,798

COMMON STOCKS — 7.7%
Aerospace & Defense — 0.1%
Astronics Corp.*(u)	1,500	60,645
General Dynamics Corp.(u)	3,600	496,620
HEICO Corp.(u)	1,600	78,208
Honeywell International, Inc.(u)	9,168	868,118
Huntington Ingalls Industries, Inc.(u)	5,300	567,895
Northrop Grumman Corp.	1,310	217,395
Precision Castparts Corp.	566	130,016
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	618,752

		3,037,649

Air Freight & Logistics
Expeditors International of Washington, Inc.(u)	6,000	282,300
FedEx Corp.(u)	3,600	518,328
TNT Express NV (Netherlands)	109,917	838,781

		1,639,409

Airlines — 0.1%
Alaska Air Group, Inc.(u)	4,300	341,635
Delta Air Lines, Inc.(u)	6,682	299,821
JetBlue Airways Corp.*(g)	69,721	1,796,710
Southwest Airlines Co.(u)	16,000	608,640
Spirit Airlines, Inc.*(u)	1,300	61,490
United Continental Holdings, Inc.*(u)	12,630	670,022

		3,778,318

Auto Components
Dana Holding Corp.(u)	17,300	274,724
Exide Technologies(original cost $2,609; purchased 07/14/15)*(f)(g)	16,296	2,552
Lear Corp.(u)	3,000	326,340
Pirelli & C. SpA (Italy)	1,414	23,662

		627,278

Automobiles
Thor Industries, Inc.(u)	11,900	616,420

Banks — 0.1%
Bank of America Corp.(u)	76,137	1,186,214
Bank of Cyprus PCL (Cyprus)*	9,090,527	1,828,405
Citigroup, Inc.(u)	9,600	476,256
Financial Institutions, Inc.(u)	3,700	91,686
First Banks, Inc.(original cost $73,850; purchased 08/09/13)*(f)(g)	211	71,704
First Interstate Bancsystem, Inc. (Class A Stock)(u)	6,600	183,744
Fulton Financial Corp.(u)	9,100	110,110
Hilltop Holdings, Inc.*(u)	3,100	61,411
JPMorgan Chase & Co.(u)	4,200	256,074
KeyCorp(u)	13,600	176,936
National Penn Bancshares, Inc.	7,690	90,358

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Regions Financial Corp.(u)	25,300	$227,953
Square 1 Financial, Inc.*	8,860	227,481
SVB Financial Group*(u)	4,710	544,193
Wells Fargo & Co.(u)	15,353	788,377

		6,320,902

Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,020	214,822
Coca-Cola Co. (The)(u)	18,060	742,567
Constellation Brands, Inc. (Class A Stock)(u)	2,576	322,541
Dr. Pepper Snapple Group, Inc.(u)	2,753	217,625
Molson Coors Brewing Co. (Class B Stock)	6,290	522,196
PepsiCo, Inc.(u)	8,180	771,374

		2,773,125

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*(u)	1,653	258,513
Alkermes PLC*(u)	4,600	269,882
Amgen, Inc.(u)	3,200	442,624
Biogen, Inc.*(u)	1,800	525,258
BioMarin Pharmaceutical, Inc.*	1,530	161,140
Celgene Corp.*(u)	9,707	1,050,006
Emergent Biosolutions, Inc.*(u)	4,700	133,903
Gilead Sciences, Inc.(u)	8,110	796,321
Halozyme Therapeutics, Inc.*(u)	9,300	124,899
Incyte Corp.*	980	108,123
Ligand Pharmaceuticals, Inc.*(u)	500	42,825
Regeneron Pharmaceuticals, Inc.*(u)	990	460,489
United Therapeutics Corp.*(u)	3,200	419,968
Vertex Pharmaceuticals, Inc.*(u)	3,980	414,477

		5,208,428

Building Products
A.O. Smith Corp.(u)	10,100	658,419
AAON, Inc.(u)	2,550	49,419
American Woodmark Corp.*(u)	600	38,922
Continental Building Products, Inc.*(u)	4,800	98,592
Gibraltar Industries, Inc.*(u)	3,000	55,050
Masco Corp.	2,975	74,911
Patrick Industries, Inc.*(u)	3,150	124,394
Universal Forest Products, Inc.(u)	1,600	92,288

		1,191,995

Capital Markets — 0.5%
1347 Capital Corp.*(g)	30,036	294,353
Acasta Enterprises, Inc. (Canada) (Class A Stock)*	141,830	1,021,346
Alignvest Acquisition Corp. (Canada) (Class A Stock)*	110,000	802,023
Ameriprise Financial, Inc.	2,000	218,260
AR Capital Acquisition Corp.*(u)	105,000	1,031,625
Arowana, Inc. (Australia)*(u)	80,000	788,400
Atlantic Alliance Partnership Corp.*(g)	50,000	506,000
Bank of New York Mellon Corp. (The)	6,650	260,348
Barington/Hilco Acquisition Corp.*	58,260	572,696
CB Pharma Acquisition Corp.*(g)	24,500	243,898
Charles Schwab Corp. (The)(u)	10,907	311,504
Double Eagle Acquisition Corp., UTS*	202,500	2,053,350
DT Asia Investments Ltd. (Hong Kong)*	15,871	158,869

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Dundee Acquisition Ltd. (Canada) (Class A Stock)*	140,000	$1,010,266
Easterly Acquisition Corp., UTS*(u)	203,500	2,045,175
Education Management Corp.*(g)	2,180,960	112,625
FinTech Acquisition Corp.*(u)	80,000	783,200
Franklin Resources, Inc.(u)	11,300	421,038
Garnero Group Acquisition Co. (Brazil)*	172,260	1,696,761
Gores Holdings, Inc., UTS*(u)	385,000	3,903,900
Harmony Merger Corp.*(g)(u)	156,780	1,559,177
Hennessy Capital Acquisition Corp. II, UTS*	4,699	46,332
Hydra Industries Acquisition Corp.*	120,000	1,164,000
INTL. FCStone, Inc.*(u)	2,600	64,194
Invesco Ltd.(u)	8,250	257,648
Investment Technology Group, Inc.(u)	3,200	42,688
Lazard Ltd. (Class A Stock)(u)	10,800	467,640
Morgan Stanley(u)	32,749	1,031,594
Pace Holdings Corp.*	45,000	461,250
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)*(f)(g)	1,248,607	84,031
Piper Jaffray Cos.*(u)	2,600	94,042
Quinpario Acquisition Corp. 2*(u)	251,948	2,480,428
Terrapin 3 Acquisition Corp. (Class A Stock), UTS*(u)	102,000	1,007,760
TPT Acquisition, Inc.*(g)	2,050	—
WL Ross Holding Corp.*	67,260	698,159

		27,694,580

Chemicals — 0.1%
Cabot Corp.(u)	10,200	321,912
Celanese Corp. (Class A Stock)(u)	9,300	550,281
Chemours Co. (The)	8,006	51,799
Chemtura Corp.*(u)	3,900	111,618
Cytec Industries, Inc.	1,589	117,348
Dow Chemical Co. (The)(u)	66,831	2,833,634
Eastman Chemical Co.	4,720	305,478
Ferro Corp.*(u)	6,300	68,985
FutureFuel Corp.(u)	5,900	58,292
Koppers Holdings, Inc.(u)	2,600	52,442
LyondellBasell Industries NV (Class A Stock)(u)	6,500	541,840
Minerals Technologies, Inc.(u)	1,900	91,504
Momentive Performance Materials, Inc.(original cost $225,971; purchased 08/01/14)*(f)(g)	13,077	234,301
Mosaic Co. (The)(u)	5,200	161,772
Rayonier Advanced Materials, Inc.(u)	2,300	14,076
Sherwin-Williams Co. (The)(u)	1,200	267,336
Westlake Chemical Corp.(u)	8,900	461,821

		6,244,439

Commercial Services & Supplies — 0.1%
Copart, Inc.*(u)	2,600	85,540
Deluxe Corp.(u)	8,400	468,216
Interface, Inc.(u)	4,400	98,736
Quad/Graphics, Inc.(u)	1,400	16,940
Republic Services, Inc.	9,540	393,048
Spotless Group Holdings Ltd. (Australia)	2,055,454	3,114,634
Spotless Group Holdings Ltd. (Australia), 144A(g)	1,612,622	2,443,610
UniFirst Corp.(u)	1,300	138,853

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
West Corp.(u)	5,600	$125,440

		6,885,017

Communications Equipment
Alcatel-Lucent (France), ADR*	7,040	25,696
F5 Networks, Inc.*(u)	4,600	532,680
Harris Corp.(u)	7,000	512,050
Ixia*(u)	2,600	37,674
Juniper Networks, Inc.(u)	13,400	344,514
Lumentum Holdings, Inc.*	18,191	308,337
Polycom, Inc.*(u)	35,800	375,184
ShoreTel, Inc.*(u)	11,500	85,905
Telestone Technologies Corp. (China)*	12,647	1

		2,222,041

Construction & Engineering — 0.4%
Argan, Inc.(u)	2,600	90,168
Dycom Industries, Inc.*(u)	1,081	78,221
Eiffage SA (France)	65,678	4,062,887
EMCOR Group, Inc.(u)	2,100	92,925
Ferrovial SA (Spain)	466,938	11,169,293
KBR, Inc.(u)	3,500	58,310
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	518,986	5,685,701

		21,237,505

Construction Materials
Headwaters, Inc.*(u)	13,700	257,560
Italcementi SpA (Italy)	2,846	31,590
Lafarge SA (France)	5,678	381,483
Martin Marietta Materials, Inc.	2,790	423,941
Vulcan Materials Co.	5,400	481,680

		1,576,254

Consumer Finance
Ally Financial, Inc.*	8,076	164,589
Navient Corp.(u)	29,400	330,456
Nelnet, Inc. (Class A Stock)(u)	15,300	529,533
Santander Consumer USA Holdings, Inc.*	5,030	102,713
Springleaf Holdings, Inc.*(u)	1,000	43,720

		1,171,011

Containers & Packaging
Bemis Co., Inc.(u)	5,300	209,721
Crown Holdings, Inc.*(u)	6,329	289,552
Packaging Corp. of America(u)	7,500	451,200
Sealed Air Corp.	9,720	455,674
WestRock Co.	2,000	102,880

		1,509,027

Diversified Consumer Services
Apollo Education Group, Inc.*(u)	3,500	38,710

Diversified Financial Services — 0.2%
Boulevard Acquisition Corp. II, UTS*	338,204	3,375,276
Cambridge Capital Acquisition Corp.*(u)	105,600	1,053,360
Electrum Special Acquisition Corp.*(u)	110,000	1,067,000
Gibraltar Growth Corp. (Canada), UTS*	126,000	944,174
Global Defense & National Security Systems, Inc.*	57,015	599,798
Global Partner Acquisition Corp.*(g)(u)	132,000	1,300,200
GP Investments Acquisition Corp.*(u)	275,000	2,799,500
Hennessy Capital Acquisition Corp. II*(g)	120,359	1,158,455

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.	1,460	$343,085
Rescap Liquidating Trust, UTS	40,567	371,188
ROI Acquisition Corp. II*	26,406	264,060

		13,276,096

Diversified Telecommunication Services — 0.3%
Cellnex Telecom SAU (Spain)*	207,128	3,528,980
Cellnex Telecom SAU (Spain), 144A*(g)	92,114	1,569,409
HKBN Ltd. (Hong Kong)*	3,027,242	3,503,889
HKBN Ltd. (Hong Kong), 144A*(g)	748,110	865,902
Infrastrutture Wireless Italiane SpA (Italy)*	453,757	2,229,396
Infrastrutture Wireless Italiane SpA (Italy), 144A*(g)	251,747	1,236,882
Inteliquent, Inc.(u)	12,800	285,824
Intelsat SA*(u)	6,400	41,152
Premiere Global Services, Inc.*(u)	12,810	176,009
Telecom Italia SpA (Italy)*	2,497,200	3,077,380

		16,514,823

Electric Utilities — 0.6%
Contact Energy Ltd. (New Zealand)	895,422	2,841,577
Edison International(u)	119,992	7,567,895
Endesa SA (Spain)	79,691	1,680,564
Endesa SA (Spain), 144A(g)	116,396	2,454,618
Enel SpA (Italy)	1,340,380	5,980,797
Exelon Corp.(u)	107,165	3,182,801
FirstEnergy Corp.(u)	9,100	284,921
NextEra Energy, Inc.(u)	80,909	7,892,673
PPL Corp.(u)	29,663	975,616
Xcel Energy, Inc.(u)	22,545	798,318

		33,659,780

Electrical Equipment
Acuity Brands, Inc.(u)	3,200	561,856

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*(u)	9,000	497,520
CDW Corp.(u)	15,000	612,900
Gerber Scientific Escrow Shares*(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)(u)	23,500	640,140
Insight Enterprises, Inc.*(u)	2,900	74,965
Jabil Circuit, Inc.(u)	23,800	532,406
Methode Electronics, Inc.(u)	7,100	226,490
Sanmina Corp.*(u)	2,800	59,836
ScanSource, Inc.*(u)	1,800	63,828
Tech Data Corp.*(u)	3,100	212,350

		2,920,435

Energy Equipment & Services
Atwood Oceanics, Inc.(u)	16,000	236,960
Ensco PLC (Class A Stock)(u)	29,200	411,136
Helix Energy Solutions Group, Inc.*(u)	26,000	124,540
Nabors Industries Ltd.(u)	16,200	153,090

		925,726

Food & Staples Retailing
Costco Wholesale Corp.(u)	6,293	909,779
Fresh Market, Inc. (The)*(u)	13,700	309,483
Ingles Markets, Inc. (Class A Stock)(u)	2,700	129,141
Kroger Co. (The)(u)	22,130	798,229

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.(u)	7,400	$479,816

		2,626,448

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	11,100	460,095
Bunge Ltd.(u)	6,600	483,780
Cal-Maine Foods, Inc.(u)	4,600	251,206
ConAgra Foods, Inc.(u)	5,900	239,009
Ingredion, Inc.(u)	3,500	305,585
Lancaster Colony Corp.(u)	2,000	194,960
Mondelez International, Inc. (Class A Stock)(u)	8,686	363,683
Post Holdings, Inc.*	5,820	343,962
Sanderson Farms, Inc.(u)	900	61,713
Seaboard Corp.*(u)	30	92,370

		2,796,363

Gas Utilities — 0.3%
AGL Resources, Inc.	880	53,715
APA Group (Australia)	971,802	5,865,261
Apa Group (Australia), 144A(g)	130,843	789,696
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	1,264,936	5,178,000
Questar Corp.(u)	13,700	265,917
Snam SpA (Italy)	533,748	2,741,282
UGI Corp.(u)	15,600	543,192

		15,437,063

Health Care Equipment & Supplies — 0.1%
Abaxis, Inc.(u)	1,200	52,788
ABIOMED, Inc.*(u)	7,000	649,320
Atrion Corp.(u)	300	112,488
Baxter International, Inc.(u)	2,060	67,671
C.R. Bard, Inc.(u)	3,700	689,347
Cyberonics, Inc.*(u)	7,100	431,538
DENTSPLY International, Inc.(u)	8,000	404,560
Edwards Lifesciences Corp.*(u)	4,100	582,897
Globus Medical, Inc. (Class A Stock)*(u)	3,900	80,574
Hologic, Inc.*(u)	12,700	496,951
Invacare Corp.(u)	3,500	50,645
Masimo Corp.*(u)	2,800	107,968
Natus Medical, Inc.*(u)	1,100	43,395
Rotech Healthcare, Inc.(original cost $58,278; purchased 01/17/14)*(f)(g)	5,517	93,799
Sorin SpA (Italy)*	69,022	199,176

		4,063,117

Health Care Providers & Services — 0.1%
Addus HomeCare Corp.*	1,232	38,377
Aetna, Inc.(u)	6,325	692,018
AmerisourceBergen Corp.(u)	3,100	294,469
Centene Corp.*(u)	7,200	390,456
CIGNA Corp.	1,970	265,989
Ensign Group, Inc. (The)(u)	700	29,841
Express Scripts Holding Co.*(u)	900	72,864
Humana, Inc.(u)	8,273	1,480,867
McKesson Corp.(u)	2,300	425,569
National Healthcare Corp.(u)	800	48,712
Regal Lifestyle Communities, Inc. (Canada)	21,968	196,551
Select Medical Holdings Corp.(u)	10,700	115,453
UnitedHealth Group, Inc.(u)	1,605	186,196

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)(u)	4,500	$561,645
VCA, Inc.*(u)	4,600	242,190

		5,041,197

Health Care Technology
Computer Programs & Systems, Inc.(u)	7,400	311,762
Inovalon Holdings, Inc. (Class A Stock)*(u)	7,300	152,059

		463,821

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	500	182,870
Bloomin’ Brands, Inc.(u)	2,900	52,722
Boyd Gaming Corp.*(u)	3,900	63,570
Carnival Corp.	7,390	367,283
Chipotle Mexican Grill, Inc.*(u)	1,120	806,681
Denny’s Corp.*(u)	12,900	142,287
DineEquity, Inc.(u)	3,400	311,644
Extended Stay America, Inc., UTS(u)	2,800	46,984
Fiesta Restaurant Group, Inc.*(u)	1,500	68,055
Hilton Worldwide Holdings, Inc.	9,750	223,665
Hyatt Hotels Corp. (Class A Stock)*(u)	1,300	61,230
Jack in the Box, Inc.(u)	7,700	593,208
Marriott Vacations Worldwide Corp.(u)	8,300	565,562
Pinnacle Entertainment, Inc.*(u)	2,800	94,752
Popeyes Louisiana Kitchen, Inc.*(u)	800	45,088
Royal Caribbean Cruises Ltd.(u)	8,738	778,468
Ruth’s Hospitality Group, Inc.(u)	6,700	108,808
Sonic Corp.(u)	6,300	144,585
Starbucks Corp.(u)	8,708	494,963

		5,152,425

Household Durables
D.R. Horton, Inc.(u)	30,420	893,131
Helen of Troy Ltd.*(u)	2,100	187,530
La-Z-Boy, Inc.(u)	14,900	395,744
NACCO Industries, Inc. (Class A Stock)(u)	1,500	71,325
PulteGroup, Inc.(u)	13,587	256,387
Taylor Morrison Home Corp. (Class A Stock)*(u)	2,500	46,650
Toll Brothers, Inc.*(u)	12,280	420,467
TopBuild Corp.*(u)	2,717	84,145
Universal Electronics, Inc.*(u)	2,000	84,060

		2,439,439

Household Products
Energizer Holdings, Inc.	1,740	67,355
Kimberly-Clark Corp.(u)	4,500	490,680

		558,035

Independent Power & Renewable Electricity Producers — 0.2%
Abengoa Yield PLC (Spain)	209,704	3,470,601
AES Corp. (The)(u)	41,700	408,243
Calpine Corp.*(u)	12,800	186,880
China Longyuan Power Group Corp. (China) (Class H Stock)	3,776,311	4,084,386
Dynegy, Inc.*	65,383	1,351,467
NRG Energy, Inc.(u)	25,400	377,190
NRG Yield, Inc. (Class A Stock)	134,234	1,496,709
NRG Yield, Inc. (Class C Stock)	116,886	1,357,046
Talen Energy Corp.*	5,986	60,459

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
TerraForm Power, Inc. (Class A Stock)*	71,240	$1,013,033

		13,806,014

Insurance — 0.1%
ACE Ltd.(u)	9,260	957,484
American Equity Investment Life Holding Co.(u)	1,900	44,289
American Financial Group, Inc.(u)	10,100	695,991
American International Group, Inc.(u)	9,642	547,858
Arthur J Gallagher & Co.	2,540	104,851
Assurant, Inc.(u)	2,300	181,723
Assured Guaranty Ltd.(u)	22,400	560,000
CNA Financial Corp.(u)	900	31,437
Erie Indemnity Co. (Class A Stock)(u)	700	58,058
Genworth Financial, Inc. (Class A Stock)*(u)	38,700	178,794
Hartford Financial Services Group, Inc. (The)	4,940	226,153
MetLife, Inc.(u)	10,745	506,627
Navigators Group, Inc. (The)*(u)	400	31,192
Old Republic International Corp.(u)	20,800	325,312
Phoenix Cos., Inc. (The)*	4,022	132,686
Unum Group(u)	4,400	141,152
Willis Group Holdings PLC	2,278	93,330
XL Group PLC (Ireland)(u)	1,024	37,192

		4,854,129

Internet & Catalog Retail
Amazon.com, Inc.*(u)	2,200	1,126,158
Blue Nile, Inc.*(u)	2,300	77,142
FTD Cos., Inc.*(u)	3,620	107,876
HSN, Inc.(u)	2,000	114,480
Lands’ End, Inc.*(u)	3,100	83,731
Nutrisystem, Inc.(u)	2,100	55,692
zulily, Inc. (Class A Stock)*	1,156	20,114

		1,585,193

Internet Software & Services — 0.2%
Blucora, Inc.*(u)	6,500	89,505
Cimpress NV (Netherlands)*(u)	1,700	129,387
Constant Contact, Inc.*(u)	6,800	164,832
Dealertrack Technologies, Inc.*(u)	20,654	1,304,507
eBay, Inc.*(u)	8,563	209,280
Envestnet, Inc.*(u)	1,900	56,943
Facebook, Inc. (Class A Stock)*(u)	14,514	1,304,809
Global Sources Ltd. (Bermuda)*(u)	6,291	52,278
Google, Inc. (Class C Stock)*(u)	2,762	1,680,456
j2 Global, Inc.(u)	1,600	113,360
LogMeIn, Inc.*(u)	7,800	531,648
RetailMeNot, Inc.*(u)	4,100	33,784
Stamps.com, Inc.*(u)	1,100	81,411
Xoom Corp.*	14,257	354,714
Yahoo!, Inc.*(u)	253,985	7,342,706

		13,449,620

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	10,931	1,074,080
Black Knight Financial Services, Inc. (Class A Stock)*(u)	4,400	143,220
Booz Allen Hamilton Holding Corp.(u)	7,400	193,954
Broadridge Financial Solutions, Inc.(u)	4,900	271,215
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	5,800	363,138

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
DST Systems, Inc.(u)	4,800	$504,672
Fidelity National Information Services, Inc.(u)	6,662	446,887
Leidos Holdings, Inc.(u)	800	33,048
MAXIMUS, Inc.(u)	7,300	434,788
Syntel, Inc.*(u)	6,600	299,046
Total System Services, Inc.	3,190	144,922
Visa, Inc. (Class A Stock)(u)	10,710	746,059

		4,655,029

Leisure Products
Brunswick Corp.(u)	10,100	483,689
Polaris Industries, Inc.(u)	3,400	407,558

		891,247

Life Sciences Tools & Services
Bruker Corp.*(u)	4,500	73,935
Cambrex Corp.*(u)	1,500	59,520
Charles River Laboratories International, Inc.*(u)	6,900	438,288
Illumina, Inc.*	1,500	263,730
INC Research Holdings, Inc. (Class A Stock)*(u)	3,000	120,000
Mettler-Toledo International, Inc.*(u)	700	199,318
PAREXEL International Corp.*(u)	5,100	315,792

		1,470,583

Machinery — 0.1%
Allison Transmission Holdings, Inc.(u)	16,000	427,040
Blount International, Inc.*(u)	6,800	37,876
Cummins, Inc.(u)	1,270	137,897
Hillenbrand, Inc.(u)	3,700	96,237
Hyster-Yale Materials Handling, Inc.(u)	2,500	144,575
Lincoln Electric Holdings, Inc.(u)	4,700	246,421
Meritor, Inc.*(u)	22,000	233,860
PACCAR, Inc.(u)	11,767	613,884
SPX Corp.(u)	1,900	22,648
SPX FLOW, Inc.*(u)	1,900	65,417
Timken Co. (The)(u)	14,500	398,605
Toro Co. (The)(u)	4,900	345,646
Trinity Industries, Inc.(u)	20,100	455,667
Wabash National Corp.*(u)	15,300	162,027

		3,387,800

Marine
Matson, Inc.(u)	3,500	134,715
Pangaea Logistics Solutions Ltd.*(u)	4,734	15,054

		149,769

Media — 0.3%
AMC Networks, Inc. (Class A Stock)*(u)	6,300	460,971
Cablevision Systems Corp. (Class A Stock)	5,903	191,670
CBS Corp. (Class B Stock)	10,270	409,773
Charter Communications, Inc. (Class A Stock)*	1,308	230,012
Cinemark Holdings, Inc.(u)	15,500	503,595
Comcast Corp. (Class A Stock)	3,531	200,843
Discovery Communications, Inc. (Class C Stock)*(u)	8,600	208,894
DISH Network Corp. (Class A Stock)*(u)	7,642	445,834
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*(f)(g)	641	21,702

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Journal Media Group, Inc.	12,534	$94,005
Liberty Global PLC (United Kingdom) (Class C Stock)*	106,988	4,388,648
Madison Square Garden Co. (The) (Class A Stock)*(u)	4,800	346,272
Morningstar, Inc.(u)	2,900	232,754
News Corp. (Class A Stock)	2,373	29,947
Sirius XM Holdings, Inc.*	98,090	366,857
Starz (Class A Stock)*(u)	3,500	130,690
Time Warner Cable, Inc.(u)	31,291	5,612,667
Time Warner, Inc.(u)	4,973	341,894
Time, Inc.(u)	11,000	209,550
Twenty-First Century Fox, Inc. (Class A Stock)	5,380	145,152
Twenty-First Century Fox, Inc. (Class B Stock)(u)	3,927	106,304

		14,678,034

Metals & Mining
Century Aluminum Co.*(u)	44,500	204,700
Freeport-McMoRan, Inc.(u)	13,500	130,815
Jaguar Mining, Inc. (Canada)*	25,812	3,772
Jaguar Mining, Inc. (Canada)(original cost $97,534; purchased 04/23/14- 08/14/14)*(f)(g)	142,136	10,881
Probe Metals, Inc. (Canada)*	498	132
Reliance Steel & Aluminum Co.(u)	2,700	145,827
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	735
Stillwater Mining Co.*(u)	14,200	146,686
Worthington Industries, Inc.(u)	11,000	291,280

		934,828

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	5,000	436,950
Macy’s, Inc.(u)	8,500	436,220

		873,170

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	5,070	91,463
CMS Energy Corp.(u)	9,554	337,447
Dominion Resources, Inc.	47,543	3,346,076
NiSource, Inc.	228,144	4,232,071
PG&E Corp.	152,685	8,061,768
Public Service Enterprise Group, Inc.(u)	11,700	493,272
Sempra Energy	61,747	5,972,170
Vectren Corp.(u)	6,900	289,869
Veolia Environnement SA (France)	239,911	5,471,474

		28,295,610

Oil, Gas & Consumable Fuels — 0.4%
Cabot Oil & Gas Corp.(u)	14,800	323,528
Cheniere Energy Partners LP Holdings LLC	165,369	3,143,665
Chevron Corp.(u)	1,700	134,096
Columbia Pipeline Group, Inc.	91,507	1,673,663
Concho Resources, Inc.*	1,500	147,450
CVR Energy, Inc.(u)	1,700	69,785
Delek US Holdings, Inc.(u)	6,400	177,280
Enbridge, Inc. (Canada)	58,770	2,182,130
Energy Fuels, Inc. (Canada)*	1,591	4,650
Energy Transfer Equity LP	173,422	3,608,912
Energy Transfer Partners LP	70,060	2,877,364
EQT Corp.(u)	2,900	187,833

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT GP Holdings LP, UTS	66,228	$1,506,025
Hess Corp.(u)	9,000	450,540
HollyFrontier Corp.(u)	11,400	556,776
Marathon Petroleum Corp.(u)	10,500	486,465
Murphy Oil Corp.(u)	6,200	150,040
ONEOK, Inc.	105,411	3,394,234
PBF Energy, Inc. (Class A Stock)(u)	3,500	98,805
Phillips 66(u)	7,300	560,932
Tesoro Corp.(u)	5,600	544,544
TransCanada Corp. (Canada)	1,970	62,213
Valero Energy Corp.(u)	9,200	552,920
Western Refining, Inc.(u)	13,700	604,444
Williams Cos., Inc. (The)	59,889	2,206,910
World Fuel Services Corp.(u)	8,300	297,140

		26,002,344

Paper & Forest Products
Clearwater Paper Corp.*(u)	800	37,792
P.H. Glatfelter Co.(u)	2,900	49,938
Verso Corp.*(g)	36,225	4,347

		92,077

Personal Products
Herbalife Ltd.*	349	19,021
Neptune Technologies & Bioressources, Inc. (Canada)*	16	18

		19,039

Pharmaceuticals — 0.1%
Allergan PLC*	1,070	290,837
Bristol-Myers Squibb Co.(u)	12,384	733,133
Eli Lilly & Co.(u)	9,370	784,175
Jazz Pharmaceuticals PLC*(u)	2,900	385,149
Lannett Co., Inc.*(u)	11,100	460,872
Mallinckrodt PLC*(u)	4,200	268,548
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(u)	10,100	200,687
Valeant Pharmaceuticals International, Inc.*(u)	2,560	456,653

		3,580,054

Professional Services
Equifax, Inc.(u)	3,830	372,199
ICF International, Inc.*(u)	1,200	36,468
ManpowerGroup, Inc.(u)	6,700	548,663
Navigant Consulting, Inc.*(u)	5,200	82,732
On Assignment, Inc.*(u)	2,700	99,630
Resources Connection, Inc.(u)	3,000	45,210

		1,184,902

Real Estate Investment Trusts (REITs) — 0.5%
AG Mortgage Investment Trust, Inc.(u)	7,900	120,238
American Assets Trust, Inc.(u)	4,400	179,784
American Capital Agency Corp.(u)	23,700	443,190
American Tower Corp.	72,876	6,411,630
Annaly Capital Management, Inc.(u)	47,600	469,812
Apollo Residential Mortgage, Inc.(u)	4,500	56,970
Ashford Hospitality Trust, Inc.(u)	11,100	67,710
AvalonBay Communities, Inc.(u)	7,600	1,328,632
Care Capital Properties, Inc.(u)	8,328	274,241
CBL & Associates Properties, Inc.(u)	19,400	266,750
Chambers Street Properties(u)	36,402	236,249

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Chatham Lodging Trust(u)	4,800	$103,104
Chimera Investment Corp.(u)	2,360	31,553
Communications Sales & Leasing, Inc.*	3,546	63,473
Crown Castle International Corp.	63,074	4,974,646
CyrusOne, Inc.	153,071	4,999,299
Franklin Street Properties Corp.(u)	16,800	180,600
Geo Group, Inc. (The)(u)	9,900	294,426
Hospitality Properties Trust(u)	22,500	575,550
InfraREIT, Inc.	148,925	3,526,544
Invesco Mortgage Capital, Inc.(u)	31,200	381,888
Kimco Realty Corp.	6,480	158,306
Lamar Advertising Co. (Class A Stock)(u)	1,200	62,616
Lexington Realty Trust(u)	28,000	226,800
Prologis, Inc.(u)	11,200	435,680
RLJ Lodging Trust(u)	12,800	323,456
Simon Property Group, Inc.	1,490	273,743
SL Green Realty Corp.	1,390	150,342
Strategic Hotels & Resorts, Inc.*	13,667	188,468
Summit Hotel Properties, Inc.(u)	3,200	37,344
Sunstone Hotel Investors, Inc.(u)	4,900	64,827
Two Harbors Investment Corp.(u)	14,400	127,008
WP Carey, Inc.(u)	2,700	156,087

		27,190,966

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	14,600	467,200
Jones Lang LaSalle, Inc.(u)	4,100	589,457
Marcus & Millichap, Inc.*(u)	2,500	114,975

		1,171,632

Road & Rail — 0.3%
AMERCO(u)	1,900	747,593
ArcBest Corp.(u)	5,000	128,850
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	5,664	813,180
Canadian Pacific Railway Ltd. (Canada) (TSX)	25,618	3,676,936
Con-Way, Inc.(u)	11,076	525,556
East Japan Railway Co. (Japan)	72,104	6,075,891
Old Dominion Freight Line, Inc.*(u)	7,800	475,800
Swift Transportation Co.*(u)	24,500	367,990
Union Pacific Corp.(u)	48,447	4,283,199

		17,094,995

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	4,200	110,460
Amkor Technology, Inc.*(u)	9,000	40,410
Atmel Corp.	16,187	130,629
Avago Technologies Ltd.(u)	18,612	2,326,686
Broadcom Corp. (Class A Stock)(u)	13,198	678,773
Cirrus Logic, Inc.*(u)	5,100	160,701
EZchip Semiconductor Ltd. (Israel)*	21,040	529,366
Freescale Semiconductor Ltd.*	4,745	173,572
Integrated Device Technology, Inc.*(u)	31,200	633,360
Lam Research Corp.(u)	16,375	1,069,779
MKS Instruments, Inc.(u)	4,000	134,120
NXP Semiconductors NV (Netherlands)*(u)	5,550	483,240
Pericom Semiconductor Corp.	2,976	54,312
PMC - Sierra, Inc.*(u)	25,200	170,604
Skyworks Solutions, Inc.(u)	6,900	581,049
Teradyne, Inc.(u)	26,700	480,867

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tessera Technologies, Inc.(u)	12,500	$405,125
Ultra Clean Holdings, Inc.*(u)	9,800	56,252

		8,219,305

Software — 0.1%
Adobe Systems, Inc.*(u)	4,658	382,981
ANSYS, Inc.*(u)	2,700	237,978
Aspen Technology, Inc.*(u)	8,000	303,280
AVG Technologies NV*(u)	10,400	226,200
CDK Global, Inc.(u)	11,100	530,358
Manhattan Associates, Inc.*(u)	11,000	685,300
Microsoft Corp.(u)	3,366	148,979
MicroStrategy, Inc. (Class A Stock)*(u)	1,200	235,764
Nuance Communications, Inc.*(u)	12,800	209,536
Paycom Software, Inc.*(u)	1,400	50,274
Pegasystems, Inc.(u)	8,500	209,185
Progress Software Corp.*(u)	7,100	183,393
PTC, Inc.*(u)	1,900	60,306
SolarWinds, Inc.*(u)	12,000	470,880
Solera Holdings, Inc.(u)	8,111	437,994
SS&C Technologies Holdings, Inc.(u)	8,000	560,320
Symantec Corp.(u)	8,100	157,707
Synopsys, Inc.*(u)	10,400	480,272
Tyler Technologies, Inc.*(u)	1,900	283,689

		5,854,396

Specialty Retail — 0.1%
AutoNation, Inc.*(u)	6,300	366,534
Barnes & Noble Education, Inc.*(u)	37,981	482,739
Best Buy Co., Inc.	6,710	249,075
Citi Trends, Inc.(u)	1,700	39,746
Dick’s Sporting Goods, Inc.(u)	5,800	287,738
DSW, Inc. (Class A Stock)(u)	15,400	389,774
Express, Inc.*(u)	14,600	260,902
Foot Locker, Inc.(u)	9,900	712,503
Gap, Inc. (The)(u)	12,400	353,400
L&L Acquisition Corp. Escrow Shares*(g)	35,000	—
Lowe’s Cos., Inc.(u)	23,031	1,587,297
Murphy USA, Inc.*(u)	1,900	104,405
Ross Stores, Inc.(u)	11,490	556,920
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	3,400	555,390
Urban Outfitters, Inc.*(u)	12,600	370,188
World Duty Free SpA (Italy)*	26,259	300,307
Zumiez, Inc.*(u)	4,200	65,646

		6,682,564

Technology Hardware, Storage & Peripherals
Apple, Inc.(u)	3,953	436,016
Dot Hill Systems Corp.*	3,973	38,657
Hewlett-Packard Co.(u)	15,800	404,638
Super Micro Computer, Inc.*(u)	2,000	54,520

		933,831

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	4,900	444,136
Michael Kors Holdings Ltd.*(u)	12,600	532,224
NIKE, Inc. (Class B Stock)	2,710	333,249
Oxford Industries, Inc.(u)	1,800	132,984
Steven Madden Ltd.*(u)	6,000	219,720

		1,662,313

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*(u)	5,100	$67,626
Federal Home Loan Mortgage Corp.*(u)	52,966	116,525
Federal National Mortgage Assoc.*(u)	57,955	130,405
First Defiance Financial Corp.(u)	1,800	65,808
Hudson City Bancorp, Inc.	29,525	300,269
Walker & Dunlop, Inc.*(u)	2,100	54,768

		735,401

Tobacco
Altria Group, Inc.(u)	6,300	342,720

Trading Companies & Distributors
Avolon Holdings Ltd. (Ireland)*	63	1,918
DXP Enterprises, Inc.*(u)	7,400	201,872
Kaman Corp.(u)	1,700	60,945
MRC Global, Inc.*(u)	30,700	342,305

		607,040

Transportation Infrastructure — 0.9%
Aeroports de Paris (France)	36,028	4,089,208
Ansaldo STS SpA (Italy)	18,544	196,532
Atlantia SpA (Italy)	345,292	9,658,798
China Merchants Holdings International Co. Ltd. (China)	1,145,774	3,382,973
Flughafen Zuerich AG (Switzerland)	6,548	4,557,586
Groupe Eurotunnel SE (France)	813,986	11,090,188
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	759,751	6,606,570
Macquarie Infrastructure Corp.(u)	2,100	156,786
Sydney Airport (Australia)	1,701,145	7,149,546
Transurban Group (Australia)	717,435	5,025,503
Transurban Group (Australia), 144A(g)	138,675	971,393

		52,885,083

Water Utilities — 0.1%
American Water Works Co., Inc.	69,608	3,834,008

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.*	319	2,077
SBA Communications Corp. (Class A Stock)*	69,384	7,267,280
Telephone & Data Systems, Inc.(u)	2,400	59,904
T-Mobile US, Inc.*(u)	7,700	306,537

		7,635,798

TOTAL COMMON STOCKS (cost $460,517,232)		454,968,226

EXCHANGE TRADED FUNDS — 0.6%
iShares Global 100 Index Fund(a)	228,921	15,839,044
iShares JPMorgan USD Emerging Markets Bond Fund(a)	100	10,640
SPDR Barclays High Yield Bond(a)	500	17,830
SPDR Dow Jones REIT	208,000	17,923,360

TOTAL EXCHANGE TRADED FUNDS (cost $23,992,925)		33,790,874

PREFERRED STOCKS — 0.1%
Capital Markets
Cowen Group, Inc., CVT, 5.625%*	575	493,206

Chemicals
A Schulman, Inc., CVT, 6.000%*	550	481,250

	Shares	Value
PREFERRED STOCKS (Continued)
Consumer Finance
Navient Corp., 2.170%(c)	900	$20,592

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*(g)	33,706	2,968,043

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(original cost $81,795; purchased 11/05/10)*(f)(g)	20,500	100

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., 5.570%*	14,211	54,889
Federal Home Loan Mortgage Corp., 5.660%*	6,900	32,430
Federal Home Loan Mortgage Corp., 6.020%*	6,494	24,239
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	19,538	95,736
Federal National Mortgage Assoc., Series S, 8.250%*	19,538	94,759

		302,053

TOTAL PREFERRED STOCKS (cost $4,431,467)		4,265,244

	Units
RIGHTS*
Biotechnology
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)(f)	11,080	7,795
Chelsea Therapeutics International Ltd., Escrow Shares, CVR(original cost $23,695; purchased 06/24/14)(f)	296,186	23,695
Durata Therapeutics, Inc., CVR(original cost $0; purchased 11/19/14)(f)	19,543	20,415
Prosensa Holdings, CVR (Netherlands)(original cost $15,402; purchased 01/16/15)(f)	15,402	15,671

		67,576

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	11,810
Arowana, Inc. (Australia), expiring 01/01/17	80,000	15,960
Barington/Hilco Acquisition Corp., expiring 02/13/17	58,260	13,109
CB Pharma Acquisition Corp., expiring 06/17/16	24,500	8,453
DT Asia Investments Ltd. (Hong Kong)	15,871	3,325
Garnero Group Acquisition Co. (Brazil),expiring 06/25/16	172,260	37,897
Hydra Industries Acquisition Corp.	120,000	46,800

		137,354

Health Care Equipment & Supplies
American Medical Alert Corp., CVR(g)	27,759	3
Sorin SpA (Italy), expiring 07/22/15	69,022	29,168

		29,171

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	6,696

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
RIGHTS* (Continued)
Life Sciences Tools & Services
Furiex Pharmaceuricals, Inc., CVR(original cost $164,380; purchased 07/03/14)(f)	16,825	$165,622

TOTAL RIGHTS (cost $391,953)		406,419

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.2%
Advent Claymore Convertible Securities & Income Fund II(u)	37,109	201,502
Advent Claymore Enhanced Growth & Income Fund	1,618	13,268
AllianceBernstein Global High Income Fund, Inc.	9,913	109,737
AllianzGI Equity & Convertible Income Fund	452	7,770
Alpine Global Dynamic Dividend Fund	11,135	95,204
Alpine Global Premier Properties Fund(u)	50,123	279,686
Alpine Total Dynamic Dividend Fund	1,099	8,243
Apollo Tactical Income Fund, Inc.	2,956	42,714
Ares Dynamic Credit Allocation Fund, Inc.	21,292	297,449
Avenue Income Credit Strategies Fund	2,011	25,841
Babson Capital Global Short Duration High Yield Fund	697	12,086
BlackRock Core Bond Trust (Retail Shares)	16,438	212,379
BlackRock Corporate High Yield Fund VI, Inc.	33,814	333,744
BlackRock Credit Allocation Income Trust	2,799	34,064
BlackRock Floating Rate Income Strategies Fund, Inc.(u)	4,972	64,338
BlackRock Floating Rate Income Trust Fund	355	4,416
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	964,511	9,953,758
BlackRock Limited Duration Income Trust	5,074	73,269
BlackRock Long-Term Municipal Advantage Trust	1,615	17,781
BlackRock Multi-Sector Income Trust	4,556	71,575
BlackRock Muni Intermediate Duration Fund, Inc.	5,013	69,781
BlackRock Municipal Income Investment Quality Trust	79	1,104
BlackRock Municipal Income Quality Trust	581	8,018
BlackRock Municipal Target Term Trust	7,266	148,081
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (Retail Shares)(u)	3,776	51,052
BlackRock MuniYield Michigan Quality Fund, Inc. (Retail Shares)(u)	8,306	109,473
BlackRock MuniYield Pennsylvania Quality Fund (Retail Shares)	1,095	14,859
BlackRock Resources & Commodities Strategy Trust(u)	49,618	352,288
Blackstone/GSO Long-Short Credit Income Fund(u)	12,913	184,010
Blackstone/GSO Strategic Credit Fund	24,977	354,923
Boulder Growth & Income Fund, Inc.	254	1,892
Brookfield Global Listed Infrastructure Income Fund, Inc.	2,721	34,094
Brookfield High Income Fund, Inc.	785	5,723
Calamos Market Neutral Income Fund (Institutional Class Shares)	687,720	8,685,903
CBRE Clarion Global Real Estate Income Fund(u)	23,470	173,209

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Central Securities Corp. (Retail Shares)(u)	14,284	$282,252
Clough Global Opportunities Fund	194	2,076
Cohen & Steers Quality Income Realty Fund, Inc. (Retail Shares)	28,426	321,214
Cohen & Steers REIT and Preferred Income Fund, Inc.(u)	10,811	187,355
Cushing Renaissance Fund (The)	544	7,910
Delaware Enhanced Global Dividend & Income Fund	5,068	46,930
Deutsche High Income Trust (Retail Shares)	2,604	20,415
Diamond Hill Long-Short Fund (Institutional Class Shares)*	322,918	7,414,193
Dividend and Income Fund	116	1,259
Dreyfus Municipal Bond Infrastructure Fund, Inc.	1,496	17,743
Eaton Vance Floating-Rate Income Plus Fund	731	10,731
Eaton Vance Floating-Rate Income Trust	1,869	24,746
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	787,670	7,120,541
Eaton Vance Limited Duration Income Fund(u)	15,636	198,264
Eaton Vance Municipal Bond Fund	3,392	42,434
Eaton Vance Senior Income Trust (Retail Shares)(u)	16,124	94,648
Eaton Vance Short Duration Diversified Income Fund(u)	12,525	165,706
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,025	24,725
First Trust Aberdeen Global Opportunity Income Fund(u)	25,240	244,323
First Trust High Income Long/Short Fund	17,260	243,193
First Trust Sr. Floating Rate Income Fund II	378	4,755
First Trust Strategic High Income Fund II	2,705	31,108
Franklin Limited Duration Income Trust	31,432	342,609
Gabelli ABC Fund (Advisor Class Shares)	1,179,828	11,975,255
Gabelli Dividend & Income Trust (The)(u)	3,433	60,283
Gabelli Healthcare & WellnessRx Trust (The)	3,012	29,186
GAMCO Natural Resources Gold & Income Trust	237	1,372
General American Investors Co., Inc.	1,115	34,543
Invesco Dynamic Credit Opportunities Fund(u)	8,125	85,881
Invesco High Income Trust II (Retail Shares)	5,566	71,634
Invesco Municipal Trust (Retail Shares)	6,699	82,264
Invesco Pennsylvania Value Municipal Income Trust	1,872	22,951
Invesco Quality Municipal Income Trust (Retail Shares)	7,904	96,034
Ivy High Income Opportunities Fund	3,062	39,714
John Hancock Income Securities Trust	460	6,408
KKR Income Opportunities Fund	444	6,465
Lazard Global Total Return and Income Fund, Inc.	1,139	14,272
Liberty All Star Equity Fund (Retail Shares)(u)	63,908	324,653
LMP Capital and Income Fund, Inc.	3,549	43,156
LMP Corporate Loan Fund, Inc. (Retail Shares)	259	2,663

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Macquarie Global Infrastructure Total Return Fund, Inc.(u)	3,232	$62,281
Madison Covered Call & Equity Strategy Fund	101	715
MFS Investment Grade Municipal Trust (Retail Shares)	5,168	50,388
MFS Municipal Income Trust (Retail Shares)	10,280	65,689
Morgan Stanley Emerging Markets Fund, Inc.	656	8,292
Morgan Stanley Income Securities, Inc. (Retail Shares)	8,180	142,168
Neuberger Berman High Yield Strategies Fund, Inc.(u)	12,976	132,225
Neuberger Berman Real Estate Securities Income Fund, Inc.	13,818	63,701
New America High Income Fund, Inc. (The)	1,823	14,529
Nuveen Connecticut Premium Income Municipal Fund (Retail Shares)	2,695	33,202
Nuveen Credit Strategies Income Fund	48,990	390,940
Nuveen Diversified Dividend & Income Fund	419	4,341
Nuveen Dividend Advantage Municipal Fund 2 (Retail Shares)	11,589	157,842
Nuveen Global Equity Income Fund(u)	5,030	51,256
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	17,190	211,781
Nuveen Michigan Quality Income Municipal Fund	938	12,372
Nuveen Municipal Advantage Fund, Inc. (Retail Shares)	5,581	74,283
Nuveen Municipal Market Opportunity Fund, Inc. (Retail Shares)(u)	4,342	56,880
Nuveen New Jersey Dividend Advantage Municipal Fund (Retail Shares)	17,251	221,158
Nuveen New York AMT-Free Municipal Income Fund	428	5,389
Nuveen New York Dividend Advantage Municipal Fund (Retail Shares)	521	6,992
Nuveen North Carolina Premium Income Municipal Fund (Retail Shares)	10,082	128,445
Nuveen Ohio Quality Income Municipal Fund (Retail Shares)	2,210	31,802
Nuveen Pennsylvania Investment Quality Municipal Fund (Retail Shares)(u)	6,316	82,866
Nuveen Performance Plus Municipal Fund, Inc. (Retail Shares)(u)	5,601	79,422
Nuveen Premier Municipal Income Fund, Inc.(u)	3,568	46,562
Nuveen Premium Income Municipal Fund, Inc. (Retail Shares)	22,218	297,721
Nuveen Premium Income Municipal Fund 2, Inc. (Retail Shares)(u)	10,895	148,717
Nuveen Quality Income Municipal Fund, Inc. (Retail Shares)	7,212	97,290
Nuveen Quality Municipal Fund, Inc. (Retail Shares)	17,885	232,863
Nuveen Quality Preferred Income Fund III	252	2,021
Nuveen Select Quality Municipal Fund, Inc. (Retail Shares)	8,993	120,236
Nuveen Senior Income Fund	2,583	15,266
Nuveen Short Duration Credit Opportunities Fund(u)	4,842	73,647

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
PIMCO Dynamic Credit Income Fund	10,207	$186,482
PIMCO Dynamic Income Fund	74	2,131
PIMCO Income Strategy Fund	149	1,442
PIMCO Income Strategy Fund II	287	2,537
Pioneer Diversified High Income Trust	697	10,295
Pioneer Floating Rate Trust	3,526	39,914
Putnam High Income Securities Fund(u)	17,831	125,709
Putnam Managed Municipal Income Trust	14,992	107,193
Putnam Municipal Opportunities Trust	4,614	55,183
RMR Real Estate Income Fund (Retail Shares)(u)	11,650	209,584
Royce Micro-Cap Trust, Inc.	1,018	7,879
Royce Value Trust, Inc.	1,902	21,873
Sprott Focus Trust, Inc.	6,554	38,734
Stone Harbor Emerging Markets Total Income Fund	3,092	35,125
Swiss Helvetia Fund, Inc.(The)	2,524	27,411
Templeton Emerging Markets Fund	910	10,037
Templeton Global Income Fund (Retail Shares)	31,362	190,995
Third Avenue Focused Credit Fund (Institutional Class Shares)	749,086	6,015,161
THL Credit Senior Loan Fund	169	2,618
Tortoise Pipeline & Energy Fund, Inc.	2,557	45,847
Transamerica Income Shares, Inc. (Retail Shares)	7,824	169,468
Tri-Continental Corp.	2,897	56,492
Voya Emerging Markets High Income Dividend Equity Fund	691	5,328
Voya Infrastructure Industrials and Materials Fund	870	10,666
Voya Prime Rate Trust	5,298	26,808
Wells Fargo Advantage Global Dividend Opportunity Fund	1,578	9,326
Wells Fargo Advantage Income Opportunities Fund(u)	6,539	49,500
Wells Fargo Advantage Multi-Sector Income Fund	11,667	132,420
Western Asset Global Corporate Defined Opportunity Fund, Inc.	300	4,749
Western Asset Global High Income Fund, Inc.	1,817	16,298
Western Asset Global Partners Income Fund, Inc. (Retail Shares)(u)	14,365	114,633
Western Asset High Income Fund II, Inc.	1,778	11,504
Western Asset High Income Opportunity Fund, Inc. (Retail Shares)(u)	49,368	231,536
Western Asset High Yield Defined Opportunity Fund, Inc.	922	12,908
Western Asset Managed High Income Fund, Inc. (Retail Shares)(u)	59,804	267,324
Western Asset Worldwide Income Fund, Inc. (Retail Shares)(u)	12,186	119,788
William Blair Macro Allocation Fund (Institutional Class Shares)	724,612	8,492,451
Zweig Fund, Inc.	110	1,411
Zweig Total Return Fund, Inc. (The)	4,410	50,362

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $76,290,809)		71,841,502

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
WARRANTS*
Aerospace & Defense
Tempus Applied Solutions Holdings, Inc., expiring 12/19/17	65,070	$24,401

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	4,820
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	49,093

		53,913

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16(g)	11,250	254
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18(g)	2,700	14

		268

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	9,311
Acasta Enterprises, Inc. (Canada), expiring 09/08/20	70,915	14,348
Alignvest Acquisition Corp. (Canada), expiring 06/15/23	55,000	12,776
AR Capital Acquisition Corp., expiring 10/19/17	52,500	12,863
Arowana, Inc. (Australia), expiring 05/01/16	80,000	10,152
Barington/Hilco Acquisition Corp., expiring 02/11/18	58,260	10,295
CB Pharma Acquisition Corp., expiring 12/17/21	24,500	5,635
Delta Technology Holdings Ltd. (China), expiring 12/18/17	86,702	6,429
DT Asia Investments Ltd. (Hong Kong), expiring 10/22/19	15,871	1,508
Dundee Acquisition Ltd. (Canada), expiring 04/14/20	70,000	7,344
Education Management Corp., expiring 10/01/21 (original cost $89,109; purchased 01/23/15)(f)(g)	1,339,182	11,825
FinTech Acquisition Corp., expiring 02/19/20(g)	80,000	28,800
Garnero Group Acquisition Co. (Brazil), expiring 06/24/19	172,260	20,671
Harmony Merger Corp., expiring 01/01/21(u)	156,780	52,521
Hydra Industries Acquisition Corp., expiring 12/09/19	120,000	34,800
Quinpario Acquisition Corp. 2, expiring 01/01/23	251,918	66,128
Terrapin 3 Acquisition Corp., expiring 08/18/19	102,000	49,638
WL Ross Holding Corp., expiring 08/05/19	207,000	169,740

		524,784

Chemicals
AgroFresh Solutions, Inc., expiring 02/19/19	36,000	75,600

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	4,624

Construction Materials
Tecnoglass, Inc., expiring 12/16/16	36,362	210,900

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	8,483

	Units	Value
WARRANTS* (Continued)
Diversified Financial Services
Cambridge Capital Acquisition Corp., expiring 12/19/18	105,600	$26,400
Electrawinds SE (Luxembourg), expiring 10/11/17	57,500	321
Electrum Special Acquisition Corp., expiring 06/11/21(u)	110,000	24,200
Global Partner Acquisition Corp., expiring 08/13/20(u)	132,000	35,640
GP Investments Acquisition Corp., expiring 05/26/22(u)	137,500	82,500
Hennessy Capital Acquisition Corp. II, expiring 09/11/20	120,359	32,497
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	28,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	7,000
RMG Networks Holding Corp., expiring 04/08/18	79,900	1,238
ROI Acquisition Corp. II, expiring 09/17/18	63,000	22,680

		260,476

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	2,112

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	690

Hotels, Restaurants & Leisure
Del Taco Restaurants, Inc., expiring 01/06/18	54,192	273,670
Lindblad Expeditions Holdings, Inc., expiring 05/05/16	73,184	127,340

		401,010

Internet Software & Services
Net Element International, Inc., expiring 10/02/17(g)	28,804	763

Machinery
Blue Bird Corp., expiring 02/24/20	54,000	43,200
Jason Industries, Inc., expiring 09/27/18	163,030	49,480

		92,680

Media
Global Eagle Entertainment, Inc., expiring 05/13/16	47,671	175,906
Hemisphere Media Group, Inc., expiring 04/06/18	93,601	128,701

		304,607

Oil, Gas & Consumable Fuels
Harvest Natural Resources, Inc., expiring 10/11/15(g)	5,813	—

Pharmaceuticals
Pluristem Therapeutics, Inc., expiring 09/19/17(g)	6,750	810

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19(g)	72,000	—

TOTAL WARRANTS (cost $1,236,356)		1,966,121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.4%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.529%(c)	04/18/22		849	$838,452
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.575%(c)	07/22/21		1,147	1,120,075

				1,958,527

Collateralized Loan Obligations — 0.1%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.289%(c)	01/17/23	EUR	27	29,600
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.279%(c)	01/17/23	EUR	31	34,238
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.459%(c)	01/15/22		1,739	1,733,208
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.536%(c)	01/11/21		21	20,621
Franklin CLO V Ltd.,
Series 5A, Class A2, 144A
0.597%(c)	06/15/18		121	120,995
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.559%(c)	07/15/23		1,000	994,831
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.982%(c)	10/18/21		411	409,889
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.289%(c)	01/25/23	EUR	143	158,712
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.583%(c)	05/21/21		413	408,350
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A
0.561%(c)	08/05/19		71	70,838
Magi Funding PLC (Ireland),
Series l-A, Class A, , CF-CLO-LL, 144A
0.331%(c)	04/11/21	EUR	34	37,866
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.210%(c)	02/18/24	EUR	100	111,494
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.574%(c)	05/05/23		855	853,398
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.268%(c)	06/04/24	EUR	325	359,754
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.561%(c)	05/15/19		322	320,946

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Wood Street CLO BV (Netherlands),
Series I, Class A
0.305%(c)	11/22/21	EUR	120	$134,118
Series II-A, Class A1
0.696%(c)	03/29/21	EUR	18	20,511

				5,819,369

Non-Residential Mortgage-Backed Securities — 0.1%
Community Funding (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27		330	330,000
Magnus Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, 144A
7.000%	10/28/24	EUR	792	925,350
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.674%(c)	08/25/21		816	815,236
Nelnet Student Loan Trust,
Series 2008-3, Class A4
1.979%(c)	11/25/24		380	381,419
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		900	899,930
SLM Student Loan Trust,
Series 2008-5, Class A4
1.995%(c)	07/25/23		370	371,628
Series 2003-11, Class A6, 144A
1.087%(c)	12/15/25		390	376,350

				4,099,913

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D
0.494%(c)	03/25/36		533	353,033
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.394%(c)	04/25/37		550	534,417
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
0.274%(c)	01/25/37		1,118	720,102
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT4, Class M5
0.814%(c)	07/25/35		1,800	1,495,514
Series 2006-WFH2, Class A3
0.414%(c)	08/25/36		1,000	879,047
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
5.106%(c)	10/25/46		420	393,229
Series 2006-4, Class 2A2
0.374%(c)	07/25/36		182	178,282
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.654%(c)	05/25/36		1,000	808,254
GSAA Home Equity Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46		2,325	1,727,553
GSAMP Trust,
Series 2007-NC1, Class A2C
0.344%(c)	12/25/46		1,065	581,423

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Mastr Asset Backed Securities Trust,
Series 2006-NC2, Class A3
0.304%(c)	08/25/36		1,747	$866,001
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.444%(c)	11/25/36		1,500	1,035,381
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.646%(c)	05/25/31		1,118	972,005
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
0.444%(c)	04/25/37		1,896	915,562

				11,459,803

TOTAL ASSET-BACKED SECURITIES (cost $23,592,962)				23,337,612

BANK LOANS(c)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16		366	170,236

Diversified Financial Services
Ochard Acquisition Co. LLC,
Initial Term Loan
7.000%	02/08/19	(g)	195	177,195

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16		350	348,688

Energy Equipment & Services
Pacific Drilling SA,
Term Loan B-1(original cost $71,675; purchased 09/09/15-09/10/15)(f)
4.500%	06/03/18		100	59,333

Technology Hardware, Storage & Peripherals
GT Advanced Technologies, Inc.,
Term Loan
9.500%	06/29/16	(g)	372	360,355

TOTAL BANK LOANS (cost $1,306,456)				1,115,807

CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
1.044%(c)	10/23/15		2,000	1,999,762
1.171%(c)	05/16/16		750	748,081
Intesa Sanpaolo SpA (Italy)
1.666%(c)	04/11/16		2,000	2,003,154

TOTAL CERTIFICATES OF DEPOSIT (cost $4,749,992)				4,750,997

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A
8.686%(c)	12/15/19		1,000	997,500
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.666%(c)	06/24/50			217	$223,209
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
5.935%(c)	08/15/29			1,480	1,470,985
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.586%(c)	02/15/41		GBP	579	851,943
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
0.937%(c)	06/15/33			600	595,575
Commercial Mortgage Trust,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46			7	7,135
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40			69	70,407
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39			715	726,611
Series 2010-UD1, Class A, 144A
5.927%(c)	12/16/49			857	905,172
Credit Suisse Mortgage Trust,
Series 2015-TOWN
9.157%	03/01/28			1,000	992,560
DECO Series (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27	(g)	EUR	1,490	1,645,439
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20			974	984,832
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.499%(c)	11/10/45			1,345	139,655
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.821%(c)	10/25/18		GBP	94	138,247
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43			1,200	1,288,459
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
19.693%(c)	12/16/49			79	81,431
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28			600	646,838
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.765%(c)	01/15/45			1,260	1,229,323
Series 2007-C32, Class A2
5.896%(c)	06/15/49			132	132,491

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,033,049)					13,127,812

CONVERTIBLE BONDS
Electric
NRG Yield, Inc.,
Gtd. Notes, 144A
3.250%	06/01/20			350	300,781

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16			450	$1,800

Leisure Products
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
24.000%	12/31/50	(g)		500	12,669

Oil & Gas
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19			325	92,828
Endeavour International Corp.,
Gtd. Notes(d)
5.500%	07/15/16			650	1,219
SandRidge Energy, Inc.,
Sr. Unsec’d. Notes
7.500%	02/16/23			500	103,438
8.125%	10/16/22			150	32,531

					230,016

Oil & Gas Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.600%	04/27/18			100	52,250

Telecommunications
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20		MXN	2,311	287,132
Nortel Networks Corp. (Canada),
Gtd. Notes(d)
1.750%	04/15/12			675	580,500
2.125%	04/15/14			225	193,500
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27			450	45

					1,061,177

Textiles, Apparel & Luxury Goods
China Linen (China),
(original cost $200,000; purchased 11/02/10)(d)(f)
7.500%	12/31/50	(g)		200	2

TOTAL CONVERTIBLE BONDS (cost $3,228,535)					1,658,695

CORPORATE BONDS — 4.3%
Agriculture
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39			300	484,920
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22			150	149,235
5.850%	08/15/45			230	255,891
6.150%	09/15/43			50	56,779

					946,825

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29			1,500	$1,511,250

Auto Components
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99	(g)		2,750	—

Auto Manufacturers
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43			310	329,740

Auto Parts & Equipment
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19			200	212,000

Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15			2,900	2,900,073
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49			3,750	2,878,125
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.750%	11/25/16		EUR	600	694,587
3.875%	10/24/18		EUR	1,400	1,706,403
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16		EUR	100	116,257
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19		EUR	1,500	1,684,687
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25			620	590,364
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%(c)	12/29/49		EUR	200	213,983
9.000%(c)	05/29/49			1,000	1,056,250
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
2.375%	01/22/18		EUR	400	445,560
Banco Popular Espanol SA (Spain),
Covered Bonds, MTN
3.500%	09/11/17		EUR	900	1,068,578
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17			200	199,400
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	09/11/49		EUR	100	103,919
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49			1,200	1,120,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,870	$1,744,944
6.100%(c)	12/29/49		250	243,750
6.250%(c)	09/29/49		640	625,600
6.500%(c)	10/29/49		230	234,600
Sr. Unsec’d. Notes
4.100%	07/24/23		1,900	1,974,081
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		400	396,942
4.000%	04/01/24		900	926,376
5.000%	01/21/44		350	368,578
6.875%	04/25/18		2,000	2,235,272
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		900	897,870
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.191%(c)	08/17/20		300	300,845
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	800	899,557
Sr. Unsec’d. Notes
0.181%(c)	01/25/16	EUR	100	111,462
3.500%	01/17/19	EUR	100	115,327
Banque Centrale de Tunisie SA (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		430	409,575
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		1,000	1,120,625
7.750%(c)	04/10/23		200	214,250
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	1,300	1,421,846
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	291,060
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	201,250
Sub. Notes, 144A
4.375%	09/28/25		220	214,665
BPCE SA (France),
Gtd. Notes
0.895%(c)	11/18/16		800	800,698
Gtd. Notes, MTN
0.964%(c)	06/17/17		1,600	1,596,466
Sub. Notes, 144A
4.500%	03/15/25		200	192,468
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16	EUR	400	452,456
Gtd. Notes, MTN
2.500%	02/01/17	EUR	200	227,123

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		500	$497,188
5.000%	08/15/22		770	769,038
5.000%	08/01/23		510	506,813
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		3,350	3,475,625
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		2,100	1,958,250
5.950%(c)	12/29/49		2,140	2,016,950
6.300%(c)	12/29/49		200	192,430
8.400%(c)	04/29/49		800	896,800
Sr. Unsec’d. Notes
4.650%	07/30/45		280	279,285
Sr. Unsec’d. Notes, MTN
0.820%(c)	05/01/17		2,000	1,993,632
Sub. Notes
5.300%	05/06/44		500	520,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
5.250%	08/04/45		250	252,998
Gtd. Notes
3.950%	11/09/22		550	552,374
5.750%	12/01/43		300	327,950
Jr. Sub. Notes, MTN
8.400%(c)	11/29/49		1,200	1,277,372
Jr. Sub. Notes, RegS
8.375%(c)	07/29/49		900	927,997
Sr. Unsec’d. Notes
0.624%(c)	04/28/17		1,900	1,898,999
Credit Agricole SA (France),
Sub. Notes, 144A
4.375%	03/17/25		740	714,568
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19		300	301,163
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
4.875%	05/15/45		540	529,172
Depfa ACS Bank (Ireland),
Covered Bonds, 144A
5.125%	03/16/37		400	505,262
Covered Bonds, MTN
3.875%	11/14/16	EUR	1,900	2,209,697
Covered Bonds, RegS
4.875%	10/28/15		100	100,289
5.125%	03/16/37		1,700	2,147,365
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.691%(c)	11/07/16		2,000	2,002,234
1.875%	01/29/20		2,800	2,796,298
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16		600	602,944
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,100	1,101,540
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	CHF	200	207,778

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49			710	$512,975
Goldman Sachs Group, Inc. (The),
Sub. Notes
5.150%	05/22/45			290	284,652
6.750%	10/01/37			650	775,397
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)		1,260	1,201,725
Sub. Notes
4.250%	08/18/25			220	216,787
5.250%	03/14/44			650	659,511
HSH Nordbank Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.413%(c)	12/21/15		EUR	1,100	1,230,044
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.231%	11/13/19			510	519,633
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,100	1,105,258
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN
3.125%	01/15/16			200	201,081
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.850%	05/26/18			1,320	1,236,444
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49			1,600	1,508,512
6.125%(c)	12/29/49			300	299,625
Sr. Unsec’d. Notes
2.750%	06/23/20			1,300	1,311,125
Sr. Unsec’d. Notes, MTN
0.845%(c)	04/25/18			1,900	1,891,287
Sub. Notes
3.375%	05/01/23			350	342,043
4.250%	10/01/27			120	119,509
4.950%	06/01/45			200	200,600
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23			800	874,120
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27		GBP	500	910,193
Gtd. Notes
1.750%	05/14/18			350	349,294
3.500%	05/14/25			50	49,455
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	(g)		200	282,000
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.500%	11/04/24			210	211,103
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
4.000%	01/21/19		EUR	1,700	1,758,844
5.875%	11/09/15		EUR	100	111,142

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	10,600	$1,587,456
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16	DKK	109,000	16,401,379
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,500	1,511,915
6.000%	12/19/23		510	542,980
6.100%	06/10/23		800	859,634
6.125%	12/15/22		470	508,638
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS(d)
9.500%(c)	03/16/22		1,000	1,089,889
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	198,646
6.299%	05/15/17		160	161,619
Sub. Notes, RegS
6.000%(c)	06/03/21		2,370	2,111,670
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
4.750%	09/15/25		200	198,327
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18	SEK	2,000	257,859
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49		310	285,975
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18	SEK	2,000	256,933
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	650,232
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		1,000	960,745
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	SEK	2,000	262,299
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	SEK	2,200	284,076
UBS AG (Switzerland),
Sub. Notes, MTN
7.250%(c)	02/22/22		900	936,331
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		4,200	4,116,210

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		190	$194,513
5.900%(c)	12/29/49		190	190,000
Sub. Notes
3.450%	02/13/23		800	796,252
Sub. Notes, MTN
4.100%	06/03/26		150	151,325
4.300%	07/22/27		320	326,125
4.650%	11/04/44		90	88,640
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		1,000	1,007,445

				118,658,110

Beverages
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		500	535,421

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45		240	238,056
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		220	221,024

				459,080

Building Materials
Cementos Pacasmayo SAA (Peru),
Gtd. Notes, RegS
4.500%	02/08/23	(a)	550	500,500
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		280	297,836
Sr. Sec’d. Notes, RegS
9.375%	10/12/22		320	338,400
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	730	664,300

				1,801,036

Chemicals — 0.1%
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20		109	101,915
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		1,070	904,150
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		950	731,500
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		1,320	1,234,200
5.625%	04/25/24		1,100	1,122,044

				4,093,809

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Coal
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21			380	$199,500

Commercial Services
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18			450	445,500
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24			220	210,650

					656,150

Computers
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21			410	246,000
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
2.450%	10/05/17			200	199,888
2.850%	10/05/18			200	199,744

					645,632

Construction & Engineering
MMC Energy, Inc.,
First Lien(d)
8.875%	10/15/20	(g)		950	—

Containers & Packaging
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19			330	336,600

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17			800	793,912
5.500%	02/15/17			1,700	1,742,500
8.000%	11/01/31			50	57,922
Sr. Unsec’d. Notes
3.600%	05/21/18			400	395,500
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18			500	559,772
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			2,500	2,503,855
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24			580	389,180
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18		AUD	1,900	1,384,402
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49			400	288,000
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(c)	12/21/65			630	576,450

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/16	4,000	$4,060,000
Lehman Brothers Holdings, Inc.,
Sr. Unsecd. Notes, MTN(d)
5.625%	01/24/13	2,700	276,750
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	450	462,654
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	200	207,000
7.250%	12/15/21	100	101,500
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	50	46,938
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16	100	102,676

			13,949,011

Electric — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	816	854,349
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	580	587,302
6.125%	06/16/45	640	601,600
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	500	501,250
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39	300	340,388
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21	320	300,560
7.125%	02/11/25	310	291,688
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	600	724,130
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	1,360	1,370,200
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23	800	786,046
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25	1,340	1,365,874

			7,723,387

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric Utilities
Energy Future Intermediate Holding Co. LLC, Escrow Shares,
First Lien(d)
10.000%	12/01/20			1,225	$21,438

Engineering & Construction
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23			400	389,552
Empresas ICA SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	05/29/24			1,748	764,750
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.250%	06/27/29			665	345,800

					1,500,102

Foods — 0.1%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25			1,280	1,177,600
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45			200	211,810
Sec’d. Notes, 144A
4.875%	02/15/25			80	85,376
Kroger Co. (The),
Sr. Unsec’d. Notes
5.150%	08/01/43			170	179,529
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19			490	420,175
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24			100	103,627
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	03/15/21		GBP	200	269,880
Virgolino de Oliveira Finance SA (Brazil),
Gtd. Notes, RegS(d)
10.500%	01/28/18			1,690	22,984

					2,470,981

Forest Products & Paper
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	(a)		876	889,831
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23			680	664,622
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sec’d. Notes(u)
13.000%	08/01/20			970	72,776

					1,627,229

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29	571	$561,358

Healthcare Services — 0.1%
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25	200	192,000
5.125%	07/15/24	210	206,220
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	1,100	1,097,250
4.250%	10/15/19	240	242,400
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	230	242,682
4.750%	07/15/45	140	147,786

			2,128,338

Healthcare-Products
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
10.750%	04/15/20	680	680,000
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21	30	29,250
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	230	237,152
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	140	131,250

			1,077,652

Holding Companies–Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	200	194,000
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	260	262,925

			456,925

Home Builders
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	113,025

Household Products/Wares
American Achievement Corp.,
Sec’d. Notes, 144A
10.875%	04/15/16	130	128,700

Insurance
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	220	217,800
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	600	617,218

			835,018

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		90	$91,940

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		1,755	1,639,556
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23	(a)	640	508,800
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20		330	264,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	(a)	1,204	945,260

				3,357,616

Lodging
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)
10.750%	02/01/16		1,007	261,820

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	05/01/25		100	91,125
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		1,130	1,124,579
6.834%	10/23/55		610	608,204
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25		70	70,538
6.500%	11/15/35		100	127,281
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		410	422,300
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	186,863
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		640	627,482
6.000%	07/18/20		580	620,113
Time Warner Cable, Inc.,
Gtd. Notes
7.300%	07/01/38		250	261,845
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		400	375,000

				4,515,330

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20			700	$611,800

Mining — 0.1%
Centrus Energy Corp.,
Unsub. Notes, PIK
8.000%	09/30/24			460	137,887
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	(a)		789	721,770
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22			536	490,328
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22			180	167,625
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	(a)		720	650,707
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19			1,150	833,563

					3,001,880

Miscellaneous Manufacturing
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21			30	27,450

Multi-National
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23		AUD	800	432,604
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	07/21/23	(g)	AUD	1,100	606,579
0.500%	08/10/23		AUD	700	380,760

					1,419,943

Oil & Gas — 0.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44			240	213,480
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44			410	348,603
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21			310	186,000
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20			270	216,675
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	159,065
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(d)
13.750%	12/01/15			600	150,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22			120	114,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		100	$65,000
6.750%	04/15/21		360	251,100
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		300	107,250
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24		1,480	881,525
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
7.750%	04/15/23		110	100,993
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.657%(c)	03/30/16		400	399,119
Chesapeake Energy Corp.,
Gtd. Notes
3.539%(c)	04/15/19		100	71,000
5.750%	03/15/23		140	91,306
6.125%	02/15/21		50	34,844
6.625%	08/15/20		50	37,156
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,100	1,137,538
Gtd. Notes, RegS
4.500%	10/03/23		1,050	1,085,831
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22		1,100	1,110,193
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		260	180,700
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		140	126,842
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21		90	94,500
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		1,060	893,050
5.375%	06/26/26		380	331,550
5.875%	09/18/23		1,090	1,049,125
5.875%	05/28/45		560	427,000
Endeavour International Corp.,
Sec’d. Notes(d)
12.000%	06/01/18		575	6
Sr. Sec’d. Notes(d)
12.000%	03/01/18		1,300	143,000
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	140,243
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18	(a)	1,300	1,379,885
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20		2,406	2,433,669

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19			160	$44,000
6.500%	09/15/21			180	37,350
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22			1,269	1,298,525
Magnum Hunter Resources Corp.,
Gtd. Notes
9.750%	05/15/20			430	193,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23			130	101,725
6.500%	03/15/21			230	188,600
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22			180	142,614
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22			164	57,810
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23			350	87,932
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24			280	286,289
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20			250	147,500
Pacific Exploration & Production Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23			2,280	786,600
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22			400	388,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	(a)		1,090	994,459
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42			2,412	1,995,583
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.953%(c)	05/20/16			700	659,750
2.694%(c)	03/17/17			1,900	1,634,000
2.750%	01/15/18		EUR	100	89,895
3.214%(c)	03/17/20			800	544,000
3.250%	03/17/17			300	264,750
4.375%	05/20/23	(a)		1,940	1,265,850
4.875%	03/17/20			400	290,000
5.375%	01/27/21	(a)		814	592,185
5.625%	05/20/43			1,140	698,250
6.250%	03/17/24			100	72,780
6.750%	01/27/41			2,271	1,481,828
6.850%	06/05/2115	(a)		1,340	854,250
7.250%	03/17/44			1,170	775,944
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24			2,930	952,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		3,286	$3,253,830
4.875%	01/18/24		2,710	2,623,009
6.375%	01/23/45		850	763,640
6.500%	06/02/41		3,289	3,025,222
Gtd. Notes, 144A
5.625%	01/23/46		610	496,449
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		1,440	1,555,200
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19		451	491,766
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		840	831,600
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		150	125,400
Quicksilver Resources, Inc.,
Gtd. Notes(d)
9.125%	08/15/19		475	30,875
Range Resources Corp.,
Gtd. Notes, 144A
4.875%	05/15/25		360	320,850
Reliance Holding USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22	(a)	624	680,897
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22		250	222,970
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18		1,235	1,294,974
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		90	86,400
Gtd. Notes, 144A
6.625%	10/01/22		30	28,800
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19		1,409	197,260
7.500%	09/15/20		825	115,500
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21		120	88,800
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
8.625%	11/01/18		160	124,800
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	05/11/45		220	217,547
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23		500	520,259
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		3,550	3,693,395

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	150	$128,063
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	240	145,800
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	200	181,500

			52,131,273

Oil & Gas Services
EOAL Cyprus Holdings Ltd. (Norway),
Sr. Sec’d. Notes(d)
15.000%	07/15/15	513	5
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18	210	175,350
NSA Bondco Ltd. (Norway),
Sr. Sec’d. Notes, PIK
12.000%	08/31/20	350	210,000

			385,355

Pharmaceuticals
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	140	135,143
4.700%	05/14/45	150	145,536
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	200	193,208
4.550%	03/15/35	220	202,413
4.750%	03/15/45	120	108,954
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	06/23/45	110	111,028
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.400%	05/15/44	350	351,622
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	430	417,906
6.125%	04/15/25	230	219,075

			1,884,885

Pipelines
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22	150	129,855
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	200	187,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.875%	12/01/24	340	311,100
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	204,600

			833,255

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		1,600	$1,559,776

Retail
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25		60	61,848
4.875%	07/20/35		100	104,927
5.125%	07/20/45		200	214,991
5.750%	05/15/41		100	115,503
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23		260	269,750
RS Legacy Corp.,
Gtd. Notes(d)
6.750%	05/15/19		675	1,688

				768,707

Savings & Loan
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)
1.260%	05/01/09		1,100	242,000

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.900%	07/29/45		290	300,199
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25		340	311,950
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45		440	384,774

				996,923

Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	192,375
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		635	616,522
AT&T, Inc.,
Sr. Unsec’d. Notes
0.702%(c)	03/30/17		1,400	1,394,226
4.500%	05/15/35		270	247,000
4.750%	05/15/46		590	540,615
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/31/20	(a)	977	884,185
BellSouth Corp.,
Gtd. Notes, 144A
4.821%	04/26/21		2,300	2,346,807
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24		560	599,498
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		130	103,350

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24	(a)		640	$636,596
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20			360	330,300
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sr. Sec’d. Notes
14.000%	12/20/18			88	49,666
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21			160	164,482
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	(a)		583	271,095
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22	(a)		636	295,740
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21			256	279,603
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			140	108,850
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			80	83,944
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			190	147,131
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23			150	156,856
7.045%	06/20/36			350	410,452
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54			1,173	1,067,599
6.550%	09/15/43			2,288	2,703,144
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16			707	715,324
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21			500	521,250
5.500%	01/15/21		GBP	500	782,845

					15,649,455

Thrifts & Mortgage Finance — 0.1%
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18		EUR	2,000	2,440,101

Transportation — 0.1%
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	(g)	EUR	1,000	935,828
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			1,490	1,301,783

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18	NOK	1,500	$130,386
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		460	388,988

				2,756,985

Trucking & Leasing
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		900	1,041,750

TOTAL CORPORATE BONDS (cost $285,465,206)				256,956,561

FOREIGN GOVERNMENT BONDS — 5.4%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15		305	305,000
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	04/17/17		3,220	3,135,743
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	100	119,469
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.345%(s)	01/01/16	BRL	37,800	9,212,464
12.364%(s)	01/01/19	BRL	2,500	387,751
12.700%(s)	01/01/18	BRL	340	61,297
12.917%(s)	04/01/16	BRL	32,200	7,576,653
13.280%(s)	10/01/16	BRL	6,800	1,481,367
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	6,296	1,271,251
10.000%	01/01/25	BRL	2,300	418,660
Sr. Notes
10.000%	01/01/17	BRL	11,696	2,766,856
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		300	262,500
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/39	EUR	7,900	14,295,828
4.750%	07/04/40	EUR	100	195,126
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	3,600	4,392,645
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
1.125%	01/30/17		1,400	1,407,868
China Government Bond (China),
Sr. Unsec’d. Notes
3.380%	11/21/24	CNY	2,000	307,844
3.390%	05/21/25	CNY	2,000	311,620
3.480%	06/29/27	CNY	5,000	770,221
4.290%	05/22/29	CNY	1,000	166,956

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	(a)		1,488	$1,515,528
5.625%	02/26/44			2,030	1,898,050
6.125%	01/18/41			1,173	1,161,270
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44			1,820	1,608,425
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23			2,250	2,306,250
6.625%	07/14/20			400	433,640
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			870	891,750
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN (original cost $1,931,511; purchased 06/24/15)
4.750%	02/25/16	(f)	EUR	1,700	1,909,967
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN
4.750%	06/25/19		EUR	3,100	3,665,145
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	362,588
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25	(a)		3,130	3,020,450
6.850%	01/27/45			1,500	1,443,750
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25			850	803,250
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27			770	675,675
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21			610	582,939
5.875%	04/24/19			1,510	1,535,015
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24			1,250	1,271,623
Export-Import Bank of China (The) via Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.850%	09/16/20			1,100	1,093,374
France Government Bond OAT (France),
Bonds
1.800%	07/25/40		EUR	810	1,406,589
Bonds, TIPS
0.250%	07/25/18		EUR	100	119,452
Gabonese Republic (Gabon),
Bonds, 144A
6.375%	12/12/24			340	280,500
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25			660	554,321
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24			1,050	1,094,625
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			5,266	5,858,425

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24	(a)		4,286	$4,537,622
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41		EUR	90	131,830
4.000%	02/01/37		EUR	4,600	6,311,755
4.500%	03/01/24		EUR	6,100	8,368,301
Bonds, TIPS
1.700%	09/15/18		EUR	300	357,084
2.100%	09/15/21		EUR	320	425,917
2.350%	09/15/19		EUR	200	269,324
3.100%	09/15/26		EUR	100	143,964
3.750%	09/01/24		EUR	6,200	8,121,790
4.750%	09/01/44		EUR	700	1,085,745
5.000%	09/01/40		EUR	3,580	5,627,192
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17		EUR	200	230,466
2.350%	09/15/24		EUR	1,940	2,456,433
2.550%	10/22/16		EUR	40	45,817
4.750%	09/01/28		EUR	1,100	1,594,819
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24			900	784,044
6.375%	03/03/28			770	683,113
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28			840	844,200
7.625%	07/09/25			770	839,300
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24			3,570	3,213,000
Kenya Government International (Kenya),
Notes, 144A
5.875%	06/24/19			1,030	985,875
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21	(a)		2,790	3,254,959
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20			980	984,410
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	38,670	2,372,316
7.500%	06/03/27		MXN	42,000	2,710,627
7.750%	05/29/31		MXN	68,240	4,484,898
8.000%	06/11/20		MXN	14,200	936,921
10.000%	12/05/24		MXN	15,500	1,167,988
Sr. Unsec’d. Notes
7.750%	11/13/42		MXN	80,096	5,222,124
8.000%	12/07/23		MXN	16,900	1,126,566
8.500%	11/18/38		MXN	64,415	4,519,298
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.270%(c)	01/04/18		MXN	16,400	979,090
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40		MXN	3,113	1,031,572
4.000%	11/08/46		MXN	1,479	492,502
4.500%	12/04/25		MXN	2,245	795,376

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25		AUD	500	$514,958
3.750%	11/20/20		AUD	100	94,814
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		NZD	1,100	722,134
2.500%	09/20/35		NZD	200	131,763
3.000%	09/20/30	(g)	NZD	300	214,885
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23	(a)		880	778,272
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
6.875%	06/01/17			630	653,578
7.250%	04/15/19			420	430,889
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	(a)		1,800	1,819,897
5.000%	01/13/37			2,510	2,882,820
6.375%	10/23/34			990	1,294,145
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		CAD	300	236,133
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	104,573
Sr. Unsec’d. Notes
2.450%	06/29/22			300	304,020
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,212,252
3.450%	06/02/45		CAD	700	537,308
3.500%	06/02/24		CAD	2,400	1,968,054
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	191,335
Debs.
6.000%	10/01/29		CAD	300	303,248
Notes
4.250%	12/01/21		CAD	600	512,925
Unsec’d. Notes
3.000%	09/01/23		CAD	700	555,830
3.500%	12/01/22		CAD	900	740,570
5.000%	12/01/38		CAD	300	284,196
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45			2,710	2,025,725
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20	(a)		2,185	1,638,750
Republic of Ghana (Ghana),
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23	(a)		350	290,570
Unsec’d. Notes, 144A
8.125%	01/18/26	(a)		970	805,294
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			1,310	1,247,652
5.250%	01/17/42			6,564	5,879,040
Republic of Italy (Italy),

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28		GBP	1,500	$2,787,556
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44			390	381,225
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	(a)		200	196,500
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		2,332	2,407,790
6.550%	03/14/37	(a)		1,860	2,134,350
7.125%	03/30/19	(a)		2	2,310
Republic of Poland (Poland),
Bonds
3.250%	07/25/25		PLN	5,330	1,451,299
4.000%	10/25/23		PLN	11,710	3,355,091
Sr. Unsec’d. Notes
5.000%	03/23/22			5,083	5,680,253
Republic of Senegal (Senegal),
Bonds, RegS
6.250%	07/30/24			510	456,695
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25			930	990,450
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	(a)		3,740	3,327,740
4.250%	04/14/26			810	736,088
4.875%	04/16/43			390	324,675
5.750%	03/22/24			790	818,835
6.250%	09/26/22			1,563	1,670,456
6.750%	05/30/40			3,579	3,811,635
Romanian Government International (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24			690	744,338
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27		RUB	290,850	3,718,410
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23	(a)		400	403,336
5.625%	04/04/42			2,600	2,431,520
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30			5,409	6,361,807
Slovenia Government International (Slovenia),
Sr. Unsec’d. Notes
4.375%	01/18/21		EUR	300	394,804
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19			700	738,500
4.700%	11/01/16		EUR	400	468,560
5.250%	02/18/24			1,500	1,650,000
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19			2,600	2,743,000
4.750%	05/10/18			2,800	2,978,500
5.250%	02/18/24			200	220,000
5.500%	10/26/22			1,700	1,909,107
Spain Government (Spain),
Bonds
3.800%	04/30/24		EUR	7,200	9,350,595
5.150%	10/31/44		EUR	2,700	4,262,698

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
2.150%	10/31/25		EUR	600	$686,145
2.750%	10/31/24		EUR	2,000	2,410,088
Sr. Unsec’d. Notes, TIPS
0.550%	11/30/19		EUR	600	683,043
1.000%	11/30/30		EUR	200	212,717
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes
1.800%	11/30/24		EUR	300	359,246
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19			670	676,698
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25		SEK	8,100	1,126,673
4.250%	03/12/19		SEK	5,700	786,498
Turks & Caicos Islands (United Kingdom),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	02/22/16	(g)		500	503,925
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24		GBP	400	659,254
4.000%	03/07/22		GBP	1,800	3,167,044
4.250%	06/07/32		GBP	300	581,957
4.250%	03/07/36		GBP	2,300	4,525,772
4.250%	12/07/40		GBP	1,300	2,632,055
4.750%	12/07/30		GBP	400	811,473
4.750%	12/07/38		GBP	200	427,832
Bonds, TIPS
0.125%	03/22/24		GBP	3,200	5,592,462
0.125%	03/22/58		GBP	20	45,920
0.125%	03/22/68		GBP	40	107,020
0.375%	03/22/62		GBP	80	229,575
Unsec’d. Notes
3.250%	01/22/44		GBP	7,300	12,778,926
4.500%	09/07/34		GBP	500	1,008,804
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25			230	225,113
4.600%	01/23/46	(a)		3,870	3,444,300
6.050%	01/11/40			2,850	3,120,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			1,308	1,193,550
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24	(a)		1,850	1,868,500
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)		8,279	3,228,810
Sr. Unsec’d. Notes, RegS
7.750%(c)	10/13/19			16,828	5,763,590
8.250%(c)	10/13/24			50	16,750
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	(a)		820	775,059
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			490	532,868
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	900	1,083,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	1,060	$837,400

TOTAL FOREIGN GOVERNMENT BONDS (cost $369,021,649)			320,863,037

MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53	270	309,833

California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	778,446
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33	120	127,808
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	600	880,314

			1,786,568

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	700	819,868

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	800	794,544
6.314%	01/01/44	160	146,306
7.375%	01/01/33	600	613,092
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Unlimited
5.000%	12/01/44	380	428,811

			1,982,753

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27	290	331,946

New Jersey
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.102%	01/01/41	50	66,971
7.414%	01/01/40	90	124,450

			191,421

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.823%	06/01/45	220	226,655

TOTAL MUNICIPAL BONDS (cost $5,561,323)			5,649,044

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-J12, Class 2A1
0.464%(c)	08/25/35		1,330	$892,943
Series 2006-OA12, Class A1B
0.406%(c)	09/20/46		908	782,462
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.384%(c)	05/25/46		148	107,996
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47		885	540,260
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		302	314,248
Series 2006-I, Class 4A1
3.000%(c)	10/20/46		143	107,222
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
2.665%(c)	03/25/35		1,736	1,601,692
Series 2005-H, Class 2A5
2.735%(c)	09/25/35		166	152,336
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.222%(c)	02/20/36	EUR	123	132,779
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		240	248,683
Series 2011-RR5, Class 12A1, 144A
5.355%(c)	03/26/37		149	144,789
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
2.647%(c)	03/25/35		32	30,830
Series 2005-10, Class A2
2.733%(c)	10/25/35		38	38,227
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.285%(c)	12/31/55	EUR	346	382,816
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.288%(c)	03/31/48	EUR	660	715,022
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		15	14,158
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.916%(c)	09/25/37		176	158,007
Claris ABS (Italy),
Series 2011-1, Class A
0.412%(c)	10/31/60	EUR	1,135	1,236,791
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.876%(c)	06/25/35		655	99,483
Series 2006-OA19, Class A1
0.396%(c)	02/20/47		939	691,829
Series 2007-OA4, Class A1
0.364%(c)	05/25/47		413	355,008
Series 2007-OA6, Class A1B
0.394%(c)	06/25/37		288	245,537

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.326%(c)	01/19/34		36	$33,754
Series 2004-12, Class 12A1
2.691%(c)	08/25/34		99	86,130
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.285%(c)	02/20/44	GBP	626	957,885
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.788%(c)	06/15/40	GBP	342	458,047
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.125%(c)	12/10/44	EUR	285	301,491
Series 2006-4X, Class A3C
0.747%(c)	12/10/44	GBP	684	977,380
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
3.199%(c)	07/25/24		840	759,815
Series 2015-C03, Class 2M2
5.199%(c)	07/25/25		370	369,552
Fannie Mae REMICS,
Series 2010-123, Class FK
0.644%(c)	11/25/40		521	524,572
Series 2011-3, Class FA
0.874%(c)	02/25/41		168	169,599
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.697%(c)	11/29/37		435	433,529
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.684%(c)	10/18/54	GBP	663	1,003,706
Freddie Mac REMICS,
Series 3172, Class FK
0.657%(c)	08/15/33		138	138,408
Series 3397, Class FC
0.807%(c)	12/15/37		109	109,692
Freddie Mac Strips,
Series 278, Class F1
0.657%(c)	09/15/42		487	491,296
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.581%(c)	04/23/48	EUR	342	379,037
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.031%(c)	04/24/47	GBP	343	520,635
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
0.787%(c)	07/20/65		999	1,003,426
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.964%(c)	01/20/44	GBP	156	235,599
Series 2004-3, Class 3A2
0.966%(c)	09/20/44	GBP	171	257,417
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		55	53,974
Series 2005-AR1, Class 1A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.787%(c)	01/25/35		20	$19,249
Series 2005-AR3, Class 6A1
2.647%(c)	05/25/35		189	175,338
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.496%(c)	02/19/36		225	166,675
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
0.994%(c)	03/25/34		1,546	1,257,927
Impac CMB Trust,
Series 2004-11, Class 2A1
0.854%(c)	03/25/35		175	163,579
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.509%(c)	07/25/47		1,453	975,650
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.751%(c)	11/25/35		60	53,942
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.384%(c)	09/25/46		169	144,121
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.792%(c)	08/25/35		51	50,743
Series 2007-A1, Class 1A1
2.756%(c)	07/25/35		52	51,998
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.506%(c)	06/14/40		1,520	1,388,963
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.605%(c)	09/21/38		1,317	1,360,031
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.956%(c)	09/25/36		798	278,922
Series 2007-2, Class 2A12, IO
6.496%(c)	02/25/37		685	225,375
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
1.177%(c)	01/01/61	GBP	243	338,177
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.238%(c)	12/15/49	GBP	946	1,340,365
Marche M5 Srl (Italy),
Series 5, Class A
0.381%(c)	10/27/65	EUR	26	29,080
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.342%(c)	02/25/55	EUR	738	813,826
Marche Mutui Srl (Italy),
Series 6, Class A1
2.231%(c)	01/27/64	EUR	122	137,793
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.020%(c)	09/12/39	AUD	40	28,429
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		16	15,541

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.182%(c)	02/25/33		82	$78,499
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.641%(c)	10/07/20		168	168,612
Series 2010-R2, Class 2A
0.673%(c)	11/05/20		1,699	1,707,073
Series 2010-R3, Class 1A
0.763%(c)	12/08/20		124	124,419
Series 2010-R3, Class 2A
0.763%(c)	12/08/20		1,141	1,148,453
Series 2011-R1, Class 1A
0.653%(c)	01/08/20		360	362,032
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.746%(c)	12/01/50	GBP	1,100	1,430,240
Series 2007-2X, Class A2
0.718%(c)	12/15/50	GBP	524	767,705
Series 2007-3X, Class A3
1.588%(c)	12/15/50	GBP	994	1,373,763
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	271	376,311
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
3.533%	05/13/45	AUD	368	257,928
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.759%(c)	01/25/36		2,211	1,784,269
Series 2007-QO2, Class A1
0.344%(c)	02/25/47		966	543,723
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.356%(c)	02/25/36		2,549	472,079
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		11	10,933
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.748%(c)	12/15/43	GBP	313	418,042
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.739%(c)	06/12/44	GBP	979	1,310,473
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.114%(c)	06/12/44	EUR	765	758,395
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.566%(c)	07/20/33		144	135,515
Series 2007-3, Class 1A1
0.416%(c)	07/20/36		91	84,317
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
2.584%(c)	12/25/34		78	75,690
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
0.314%(c)	08/25/36		713	551,239

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.466%(c)	07/19/35			334	$323,518
Series 2006-AR6, Class 2A1
0.384%(c)	07/25/46			229	180,816
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.455%(c)	11/07/40		AUD	63	44,868
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.039%(c)	10/25/43			78	76,498
Series 2007-3, Class 2A1
1.444%(c)	06/25/47			73	64,363
Series 2007-3, Class 4A1
5.750%(c)	06/25/47			104	99,306
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.132%(c)	10/10/40		EUR	469	510,029
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR10, Class 3A1
2.764%(c)	08/25/35			6	5,216
Series 2005-AR14, Class 2A1
2.453%(c)	12/25/35			195	179,000
Series 2006-AR7, Class 3A
2.159%(c)	07/25/46			318	285,502
Series 2006-AR14, Class 1A4
1.983%(c)	11/25/36			372	329,196
Series 2007-HY5, Class 2A1
2.163%(c)	05/25/37			2,214	1,807,817
Washington Mutual Mortgage Pass-Through Trust,
Series 2005-11, Class A8
5.750%	01/25/36			1,021	906,949
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.617%(c)	03/25/35			272	272,932
Series 2006-AR6, Class 3A1
2.581%(c)	03/25/36			228	221,675

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,155,103)					46,521,181

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
2.500%	02/15/45			620	570,771
2.875%	08/15/45			7,030	7,026,520
3.000%	11/15/44-05/15/45			2,330	2,384,207
U.S. Treasury Floating Rate Note
0.079%(c)	04/30/17	(h)		1,750	1,748,782
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24			60,330	61,607,656
0.125%	01/15/22	(h)		8,800	9,042,054
0.125%	01/15/23	(k)		14,300	14,254,248
0.250%	01/15/25	(h)		700	676,033
0.375%	07/15/23	(h)		4,100	4,131,721
0.375%	07/15/25			800	784,246
0.625%	07/15/21-02/15/43			12,250	12,536,727
0.750%	02/15/42-02/15/45			6,970	6,188,542
1.125%	01/15/21	(h)		100	113,370

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS (Continued)
1.250%	07/15/20		15,800		$18,151,456
1.375%	02/15/44		8,220		8,540,357
1.750%	01/15/28		700		881,436
2.000%	01/15/16-01/15/26		2,610		3,400,883
2.125%	02/15/41	(h)	500		645,984
2.375%	01/15/17-01/15/27		16,620		23,555,355
2.500%	07/15/16-01/15/29		19,140		25,196,185
3.625%	04/15/28	(h)	4,780		9,346,983
3.875%	04/15/29		4,130		8,265,815
U.S. Treasury Notes
1.375%	09/30/20		220		219,949
1.500%	05/31/20		1,900		1,916,526
1.750%	09/30/22		6,650		6,646,535
2.000%	07/31/22		2,900		2,949,767
2.125%	05/15/25		3,600		3,621,658
U.S. Treasury Strips Principal
3.400%(s)	02/15/44		390		165,829

TOTAL U.S. TREASURY OBLIGATIONS (cost $235,375,833)					234,569,595

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal National Mortgage Assoc.
2.303%(s)	10/09/19		2,220		2,061,559
2.604%(c)	09/01/19		—	(r)	141
3.000%	TBA		1,000		1,011,328
3.500%	TBA		27,000		28,105,100
3.500%	TBA		200		208,631
4.000%	TBA		14,000		14,906,176
Small Business Administration Participation Certificates
5.600%	09/01/28		310		348,269

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $46,403,809)					46,641,204

TOTAL LONG-TERM INVESTMENTS (cost $4,684,414,229)					5,078,228,729

			Shares
SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $706,383,315; includes $49,964,882 of cash collateral received for securities on loan)(b)(v)(w)			706,383,315		706,383,315

Interest rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.3%
U.S. Treasury Bills
0.005%	02/25/16	(k)	7,500		$7,499,160
0.060%	11/19/15	(k)	17,200		17,200,543
0.065%	12/03/15	(k)	32,332		32,332,711
0.075%	01/07/16-03/31/16		79,500		79,495,933
0.085%	11/27/15	(k)	92,800		92,798,502

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.090%	10/22/15			1,200	$1,199,993
0.100%	12/17/15	(k)		6,000	6,000,192
0.191%	04/28/16	(k)		120	119,954
0.210%	03/03/16	(k)		17,500	17,498,040

TOTAL U.S. TREASURY OBLIGATIONS (cost $254,099,523)					254,145,028

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%
Federal Home Loan Bank
0.125%	01/07/16			200	199,929
0.170%	02/08/16			6,200	6,196,168
0.190%	02/03/16			500	499,703

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,895,796)					6,895,800

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year Euro-Bund Futures,
expiring 10/23/15, Strike Price $163.00			EUR	110	3,687
expiring 10/23/15, Strike Price $163.50			EUR	110	2,458
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.00				4	7,500
expiring 10/23/15, Strike Price $138.50				117	1,828
expiring 10/23/15, Strike Price $140.00				115	1,797
expiring 10/23/15, Strike Price $140.50				286	4,469
expiring 10/23/15, Strike Price $141.00				95	1,484
expiring 11/20/15, Strike Price $134.00				96	6,000
expiring 11/20/15, Strike Price $140.00				1	16
expiring 11/20/15, Strike Price $140.50				93	1,453
expiring 11/20/15, Strike Price $141.50				22	344
expiring 11/20/15, Strike Price $142.00				73	1,141
expiring 11/20/15, Strike Price $142.50				17	266
20 Year U.S. Treasury Bonds Futures,
expiring 10/23/15, Strike Price $154.00				51	201,609
expiring 10/23/15, Strike Price $155.00				27	86,906
expiring 10/23/15, Strike Price $156.00				19	48,984
expiring 10/23/15, Strike Price $187.00				73	1,141
Currency Option USD vs INR,

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 10/28/15, @ FX Rate 75.00	Deutsche Bank AG	2,000	$26
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley	7,700	16,079

			387,188

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.38		150,000	938
5 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $115.25		57	445
expiring 10/23/15, Strike Price $115.75		133	1,039
expiring 11/20/15, Strike Price $111.00		1,300	102
expiring 11/20/15, Strike Price $112.75		11	86
expiring 11/20/15, Strike Price $113.00		10	78
expiring 11/20/15, Strike Price $113.25		1	8
expiring 11/20/15, Strike Price $113.75		73	570
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50		2	438
expiring 10/23/15, Strike Price $128.00		21	6,891
20 Year U.S. Treasury Bonds Futures,
expiring 10/23/15, Strike Price $131.00		55	859
expiring 10/23/15, Strike Price $136.00		25	391
expiring 10/23/15, Strike Price $137.00		17	266
expiring 10/23/15, Strike Price $153.00		21	8,203
expiring 11/20/15, Strike Price $125.00		71	1,109
expiring 11/20/15, Strike Price $126.00		2	31
expiring 11/20/15, Strike Price $134.00		15	234
CDX.NA.IG.24,
expiring 10/21/15, Strike Price $120.00	BNP Paribas	20	461
expiring 10/21/15, Strike Price $120.00	Credit Suisse First Boston Corp.	51	1,190
expiring 10/21/15, Strike Price $120.00	Goldman Sachs & Co.	70	1,650

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
CDX.O.HY.24,
expiring 12/16/15, Strike Price $75.00	JPMorgan Chase	2,400		$133
CDX.O.IG.24,
expiring 12/16/15, Strike Price $2.00	Morgan Stanley	3,200		145
Charter Communications, Inc;
expiring 03/18/16, Strike Price $210.00		—	(r)	16,480
Currency Option USD vs MXN,
expiring 10/15/15, @ FX Rate 15.38	Bank of America	29		2,901
Dow Chemical Co.,
expiring 10/16/15, Strike Price $50.00		57		433,770
Euro Futures,
expiring 11/13/15, Strike Price $99.50		170		1,700
Euro Schatz DUA Index Futures,
expiring 11/20/15, Strike Price $110.80	EUR 20,000			1,117
Interest Rate Swap Options,
Pay a fixed rate of 3.07% and receive a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas	800		—
Pay a fixed rate of 3.07% and receive a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley	1,700		—
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Citigroup Global Markets	13,100		1,596
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Morgan Stanley	6,800		828
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 01/05/16	Goldman Sachs & Co.	10,400		2,343
Pay a fixed rate of 3.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/08/16	Deutsche Bank AG	2,100		9,462
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/16	Morgan Stanley	9,800		1,251
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/11/16	Citigroup Global Markets	26,000		3,567
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/29/16	Goldman Sachs & Co.	10,200		1,985

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Morgan Stanley	11,700	$17,337
Pay a fixed rate of 0.18% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Morgan Stanley	11,600	17,320
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	1,300	81,000
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	1,000	101,012
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	600	56,313
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	600	54,412
Olin Corp.,
expiring 10/16/15, Strike Price $28.00		26	295,680

			1,125,341

TOTAL OPTIONS PURCHASED (cost $1,459,238)			1,512,529

TOTAL SHORT-TERM INVESTMENTS (cost $968,837,872)			968,936,672

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.2% (cost $5,653,252,101)			6,047,165,401

		Shares
SECURITIES SOLD SHORT(q) — (2.6)%
COMMON STOCKS — (2.5)%
Aerospace & Defense
Aerovironment, Inc.*		4,900	(98,196)
Boeing Co. (The)		2,889	(378,315)
DigitalGlobe, Inc.*		21,500	(408,930)
Hexcel Corp.		6,800	(305,048)
Kratos Defense & Security Solutions, Inc.*		13,300	(56,126)
Teledyne Technologies, Inc.*		2,100	(189,630)
TransDigm Group, Inc.*		2,300	(488,543)

			(1,924,788)

Air Freight & Logistics
UTi Worldwide, Inc.*		28,500	(130,815)

Airlines — (0.1)%
American Airlines Group, Inc.		15,630	(606,913)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Airlines (cont’d.)
JetBlue Airways Corp.*	69,721	$(1,796,710)

		(2,403,623)

Auto Components
Autoliv, Inc. (Sweden)	4,470	(487,275)
BorgWarner, Inc.	9,930	(412,989)
Dorman Products, Inc.*	5,700	(290,073)
Drew Industries, Inc.	700	(38,227)
Johnson Controls, Inc.	2,730	(112,913)
Visteon Corp.*	2,800	(283,472)

		(1,624,949)

Automobiles
General Motors Co.	12,340	(370,447)
Tesla Motors, Inc.*	2,700	(670,680)

		(1,041,127)

Banks — (0.1)%
Associated Banc-Corp.	14,449	(259,649)
Bank of Hawaii Corp.	7,151	(454,017)
Bank of the Ozarks, Inc.	800	(35,008)
BankUnited, Inc.	1,800	(64,350)
BB&T Corp.	1,743	(62,051)
Boston Private Financial Holdings, Inc.	8,786	(102,796)
CIT Group, Inc.	14,000	(560,420)
Citizens Financial Group, Inc.	16,020	(382,237)
Commerce Bancshares, Inc.	5,310	(241,924)
CVB Financial Corp.	9,600	(160,320)
First Horizon National Corp.	20,900	(296,362)
First Niagara Financial Group, Inc.	15,480	(158,051)
FirstMerit Corp.	10,620	(187,655)
M&T Bank Corp.	6,880	(839,016)
PacWest Bancorp	6,113	(261,698)
People’s United Financial, Inc.	22,420	(352,667)
Pinnacle Financial Partners, Inc.	900	(44,469)
PNC Financial Services Group, Inc. (The)	4,020	(358,584)
South State Corp.	500	(38,435)
UMB Financial Corp.	7,761	(394,336)
United Bankshares, Inc.	6,400	(243,136)
US Bancorp	12,340	(506,063)
Valley National Bancorp	24,259	(238,709)
Webster Financial Corp.	5,300	(188,839)
Westamerica Bancorporation	4,600	(204,424)

		(6,635,216)

Beverages
Brown-Forman Corp. (Class B Stock)	4,585	(444,287)
Molson Coors Brewing Co. (Class B Stock)	1,200	(99,624)
Monster Beverage Corp.*	3,600	(486,504)

		(1,030,415)

Biotechnology — (0.1)%
ACADIA Pharmaceuticals, Inc.*	15,100	(499,357)
Achillion Pharmaceuticals, Inc.*	6,000	(41,460)
Alexion Pharmaceuticals, Inc.*	2,600	(406,614)
Alkermes PLC*	9,050	(530,964)
Alnylam Pharmaceuticals, Inc.*	3,900	(313,404)
AMAG Pharmaceuticals, Inc.*	5,500	(218,515)
Amgen, Inc.	3,724	(515,104)
Amicus Therapeutics, Inc.*	3,700	(51,763)
Cepheid, Inc.*	2,800	(126,560)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Ironwood Pharmaceuticals, Inc.*	9,600	$(100,032)
Isis Pharmaceuticals, Inc.*	5,650	(228,373)
PTC Therapeutics, Inc.*	3,200	(85,440)
Seattle Genetics, Inc.*	14,800	(570,688)
TESARO, Inc.*	8,000	(320,800)
Vertex Pharmaceuticals, Inc.*	4,600	(479,044)

		(4,488,118)

Building Products
Builders FirstSource, Inc.*	4,500	(57,060)
Fortune Brands Home & Security, Inc.	3,000	(142,410)

		(199,470)

Capital Markets — (0.1)%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,300	(45,799)
Charles Schwab Corp. (The)	15,700	(448,392)
Federated Investors, Inc. (Class B Stock)	5,160	(149,124)
Franklin Resources, Inc.	17,431	(649,479)
Greenhill & Co., Inc.	2,400	(68,328)
NorthStar Asset Management Group, Inc. (The)	25,300	(363,308)
Penson Worldwide, Inc.*(g)	32,656	—
T. Rowe Price Group, Inc.	3,994	(277,583)
TD Ameritrade Holding Corp.	2,340	(74,506)
WisdomTree Investments, Inc.	9,900	(159,687)

		(2,236,206)

Chemicals — (0.1)%
American Vanguard Corp.	8,900	(102,884)
Balchem Corp.	3,000	(182,310)
Flotek Industries, Inc.*	10,200	(170,340)
FMC Corp.	5,970	(202,443)
HB Fuller Co.	7,100	(240,974)
International Flavors & Fragrances, Inc.	4,400	(454,344)
LyondellBasell Industries NV (Class A Stock)	7,630	(636,037)
Monsanto Co.	5,700	(486,438)
NewMarket Corp.	200	(71,400)
Platform Specialty Products Corp.*	20,600	(260,590)
PPG Industries, Inc.	2,100	(184,149)
Praxair, Inc.	3,660	(372,808)
Sensient Technologies Corp.	1,500	(91,950)
Valspar Corp. (The)	1,300	(93,444)
Westlake Chemical Corp.	2,760	(143,216)
WR Grace & Co.*	5,600	(521,080)

		(4,214,407)

Commercial Services & Supplies
ADT Corp. (The)	14,860	(444,314)
Clean Harbors, Inc.*	1,800	(79,146)
Covanta Holding Corp.	22,600	(394,370)
Healthcare Services Group, Inc.	10,900	(367,330)
Mobile Mini, Inc.	3,900	(120,081)
US Ecology, Inc.	3,500	(152,775)
Waste Connections, Inc.	3,800	(184,604)

		(1,742,620)

Communications Equipment
Applied Optoelectronics, Inc.*	5,000	(93,900)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	12,750	$(334,688)
Finisar Corp.*	28,300	(314,979)
Juniper Networks, Inc.	4,515	(116,081)
Nokia OYJ (Finland), ADR	3,871	(26,245)
Sonus Networks, Inc.*	9,900	(56,628)
ViaSat, Inc.*	6,900	(443,601)

		(1,386,122)

Construction & Engineering
Granite Construction, Inc.	7,100	(210,657)
Quanta Services, Inc.*	6,500	(157,365)

		(368,022)

Construction Materials
LafargeHolcim Ltd. (Switzerland)*	2,234	(117,106)
Martin Marietta Materials, Inc.	3,100	(471,045)

		(588,151)

Consumer Finance
American Express Co.	3,100	(229,803)
First Cash Financial Services, Inc.*	4,400	(176,264)
LendingClub Corp.*	7,900	(104,517)
PRA Group, Inc.*	2,600	(137,592)

		(648,176)

Containers & Packaging
Ball Corp.	8,990	(559,178)
Graphic Packaging Holding Co.	7,400	(94,646)
Greif, Inc. (Class A Stock)	2,200	(70,202)
Owens-Illinois, Inc.*	5,280	(109,402)
Packaging Corp. of America	1,200	(72,192)
Sonoco Products Co.	1,910	(72,083)

		(977,703)

Distributors
Core-Mark Holding Co., Inc.	800	(52,360)

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	80	(46,160)
Houghton Mifflin Harcourt Co.*	17,400	(353,394)
Sotheby’s	16,000	(511,680)

		(911,234)

Diversified Financial Services
Berkshire Hathaway, Inc. (Class B Stock)*	900	(117,360)

Diversified Telecommunication Services
Cogent Communications Holdings, Inc.	2,600	(70,616)
inContact, Inc.*	10,400	(78,104)
Verizon Communications, Inc.	28,150	(1,224,807)

		(1,373,527)

Electric Utilities — (0.1)%
Duke Energy Corp.	12,870	(925,868)
Entergy Corp.	2,600	(169,260)
Eversource Energy	4,400	(222,728)
Great Plains Energy, Inc.	8,200	(221,564)
NextEra Energy, Inc.	4,900	(477,995)
Southern Co. (The)	14,410	(644,127)

		(2,661,542)

Electrical Equipment
Power Solutions International, Inc.*	1,800	(40,878)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	5,205	$(528,151)

		(569,029)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	9,200	(468,832)
Belden, Inc.	5,800	(270,802)
FARO Technologies, Inc.*	3,400	(119,000)
FEI Co.	6,200	(452,848)
MTS Systems Corp.	800	(48,088)
National Instruments Corp.	3,600	(100,044)
OSI Systems, Inc.*	1,000	(76,960)
TE Connectivity Ltd. (Switzerland)	800	(47,912)
TTM Technologies, Inc.*	5,500	(34,265)
Universal Display Corp.*	1,100	(37,290)
Zebra Technologies Corp. (Class A Stock)*	4,300	(329,165)

		(1,985,206)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	8,800	(457,952)
C&J Energy Services Ltd.*	17,300	(60,896)
Ensco PLC (Class A Stock)	8,130	(114,470)
Exterran Holdings, Inc.	3,800	(68,400)
FMC Technologies, Inc.*	3,280	(101,680)
Geospace Technologies Corp.*	2,700	(37,287)
Halliburton Co.	4,440	(156,954)
Helmerich & Payne, Inc.	7,000	(330,820)
McDermott International, Inc.*	52,700	(226,610)
Patterson-UTI Energy, Inc.	26,800	(352,152)
RPC, Inc.	7,600	(67,260)
Tenaris SA (Luxembourg), ADR	2,984	(71,944)
Trinidad Drilling Ltd. (Canada)	400	(662)
Weatherford International PLC*	30,620	(259,658)

		(2,306,745)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(67,968)
Costco Wholesale Corp.	2,800	(404,796)
CVS Health Corp.	4,130	(398,462)
Rite Aid Corp.*	55,500	(336,885)
Sprouts Farmers Market, Inc.*	17,700	(373,470)
Sysco Corp.	13,110	(510,897)
United Natural Foods, Inc.*	7,200	(349,272)
Walgreens Boots Alliance, Inc.	6,100	(506,910)
Wal-Mart Stores, Inc.	8,779	(569,230)
Whole Foods Market, Inc.	21,090	(667,499)

		(4,185,389)

Food Products — (0.1)%
Diamond Foods, Inc.*	6,600	(203,676)
Fresh Del Monte Produce, Inc.	1,200	(47,412)
General Mills, Inc.	7,530	(422,659)
Hain Celestial Group, Inc. (The)*	10,700	(552,120)
JM Smucker Co. (The)	600	(68,454)
Kellogg Co.	7,680	(511,104)
Keurig Green Mountain, Inc.	9,100	(474,474)
Kraft Heinz Co. (The)	9,700	(684,626)
Post Holdings, Inc.*	7,100	(419,610)
TreeHouse Foods, Inc.*	6,300	(490,077)

		(3,874,212)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Gas Utilities
Laclede Group, Inc. (The)	1,600	$(87,248)
Northwest Natural Gas Co.	5,600	(256,704)
ONE Gas, Inc.	5,925	(268,580)
Piedmont Natural Gas Co., Inc.	900	(36,063)

		(648,595)

Health Care Equipment & Supplies — (0.1)%
Accuray, Inc.*	8,600	(42,957)
Analogic Corp.	700	(57,428)
Baxter International, Inc.	27,410	(900,418)
Becton, Dickinson & Co.	1,400	(185,724)
China Medical Technologies, Inc. (China), ADR*	7,037	—
Cooper Cos., Inc. (The)	3,100	(461,466)
Cynosure, Inc. (Class A Stock)*	1,700	(51,068)
Endologix, Inc.*	17,900	(219,454)
Haemonetics Corp.*	3,700	(119,584)
HeartWare International, Inc.*	6,900	(360,939)
Insulet Corp.*	15,600	(404,196)
Integra LifeSciences Holdings Corp.*	500	(29,775)
LDR Holding Corp.*	1,900	(65,607)
Medtronic PLC	10,026	(671,140)
Nevro Corp.*	3,100	(143,809)
Quidel Corp.*	1,500	(28,320)
Spectranetics Corp. (The)*	8,900	(104,931)
St. Jude Medical, Inc.	2,960	(186,746)
STAAR Surgical Co.*	7,600	(58,976)
Zeltiq Aesthetics, Inc.*	1,000	(32,030)
Zimmer Biomet Holdings, Inc.	780	(73,265)

		(4,197,833)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	4,000	(265,080)
Adeptus Health, Inc. (Class A Stock)*	3,500	(282,660)
AmerisourceBergen Corp.	1,180	(112,088)
Capital Senior Living Corp.*	3,800	(76,190)
DaVita HealthCare Partners, Inc.*	1,430	(103,432)
Diplomat Pharmacy, Inc.*	7,800	(224,094)
ExamWorks Group, Inc.*	9,600	(280,704)
HCA Holdings, Inc.*	1,310	(101,342)
HealthSouth Corp.	7,100	(272,427)
Healthways, Inc.*	13,500	(150,120)
Kindred Healthcare, Inc.	15,300	(240,975)
Laboratory Corp. of America Holdings*	630	(68,336)
Owens & Minor, Inc.	1,000	(31,940)
Quest Diagnostics, Inc.	570	(35,038)
Tenet Healthcare Corp.*	4,180	(154,326)
Universal Health Services, Inc. (Class B Stock)	280	(34,947)

		(2,433,699)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	35,400	(438,960)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	3,400	(100,776)
Choice Hotels International, Inc.	3,864	(184,120)
Churchill Downs, Inc.	600	(80,286)
ClubCorp Holdings, Inc.	8,000	(171,680)
Darden Restaurants, Inc.	4,740	(324,880)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Diamond Resorts International, Inc.*	1,800	$(42,102)
Hyatt Hotels Corp. (Class A Stock)*	8,070	(380,097)
Marriott International, Inc. (Class A Stock)	2,550	(173,910)
McDonald’s Corp.	2,590	(255,193)
MGM Resorts International*	23,900	(440,955)
Norwegian Cruise Line Holdings Ltd.*	9,200	(527,160)
SeaWorld Entertainment, Inc.	17,100	(304,551)
Starwood Hotels & Resorts Worldwide, Inc.	3,800	(252,624)
Vail Resorts, Inc.	1,100	(115,148)
Wendy’s Co. (The)	49,200	(425,580)
Wynn Resorts Ltd.	6,500	(345,280)
Yum! Brands, Inc.	1,160	(92,742)

		(4,217,084)

Household Durables
Garmin Ltd.	2,090	(74,989)
M/I Homes, Inc.*	5,500	(129,690)
Standard Pacific Corp.*	12,900	(103,200)
TRI Pointe Group, Inc.*	6,100	(79,849)
William Lyon Homes (Class A Stock)*	5,500	(113,300)

		(501,028)

Household Products
Church & Dwight Co., Inc.	4,283	(359,344)
Energizer Holdings, Inc.	3,600	(139,356)
Spectrum Brands Holdings, Inc.	2,400	(219,624)

		(718,324)

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	15,500	(320,385)
NRG Yield, Inc. (Class A Stock)	6,700	(74,705)
Pattern Energy Group, Inc.	9,300	(177,537)
Talen Energy Corp.*	2	(20)
TerraForm Power, Inc. (Class A Stock)*	13,000	(184,860)

		(757,507)

Industrial Conglomerates
3M Co.	2,430	(344,501)
General Electric Co.	21,330	(537,943)

		(882,444)

Insurance — (0.1)%
Aflac, Inc.	3,630	(211,012)
AON PLC	4,350	(385,454)
Arch Capital Group Ltd.*	3,310	(243,186)
Arthur J. Gallagher & Co.	9,000	(371,520)
Axis Capital Holdings Ltd.	4,140	(222,401)
Brown & Brown, Inc.	3,000	(92,910)
CNO Financial Group, Inc.	3,000	(56,430)
Endurance Specialty Holdings Ltd.	900	(54,927)
Markel Corp.*	830	(665,544)
Marsh & McLennan Cos., Inc.	8,600	(449,092)
Mercury General Corp.	2,900	(146,479)
Principal Financial Group, Inc.	1,520	(71,957)
Progressive Corp. (The)	26,114	(800,133)
Stewart Information Services Corp.	4,500	(184,095)
Torchmark Corp.	10,291	(580,412)
Travelers Cos., Inc. (The)	1,360	(135,361)
W.R. Berkley Corp.	15,989	(869,322)

		(5,540,235)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Internet & Catalog Retail
Groupon, Inc.*	45,320	$(147,743)
Liberty Interactive Corp. QVC Group (Class A Stock)*	358	(9,390)
NetFlix, Inc.*	3,070	(317,008)
Priceline Group, Inc. (The)*	130	(160,792)

		(634,933)

Internet Software & Services — (0.2)%
Alibaba Group Holding Ltd. (China), ADR*	103,804	(6,121,322)
ChannelAdvisor Corp.*	9,000	(89,460)
comScore, Inc.*	900	(41,535)
Cornerstone OnDemand, Inc.*	11,000	(363,000)
Demandware, Inc.*	7,200	(372,096)
eBay, Inc.*	25,330	(619,065)
Google, Inc. (Class A Stock)*	593	(378,553)
GrubHub, Inc.*	2,670	(64,988)
LinkedIn Corp. (Class A Stock)*	800	(152,104)
Marketo, Inc.*	15,100	(429,142)
Pandora Media, Inc.*	27,400	(584,716)
Twitter, Inc.*	14,100	(379,854)
VeriSign, Inc.*	4,100	(289,296)

		(9,885,131)

IT Services — (0.1)%
Acxiom Corp.*	8,900	(175,864)
Alliance Data Systems Corp.*	2,400	(621,552)
Cognizant Technology Solutions Corp. (Class A Stock)*	3,100	(194,091)
FleetCor Technologies, Inc.*	3,400	(467,908)
International Business Machines Corp.	5,490	(795,885)
Jack Henry & Associates, Inc.	700	(48,727)
Paychex, Inc.	2,500	(119,075)
PayPal Holdings, Inc.*	14,200	(440,768)
ServiceSource International, Inc.*	19,400	(77,600)
VeriFone Systems, Inc.*	10,660	(295,602)
WEX, Inc.*	4,800	(416,832)

		(3,653,904)

Leisure Products
Arctic Cat, Inc.	1,200	(26,616)
Callaway Golf Co.	16,300	(136,105)
Mattel, Inc.	52,370	(1,102,912)

		(1,265,633)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(195,104)
Bio-Techne Corp.	3,700	(342,102)
Fluidigm Corp.*	6,200	(50,282)
Pacific Biosciences of California, Inc.*	13,000	(47,580)

		(635,068)

Machinery — (0.1)%
Altra Industrial Motion Corp.	4,300	(99,416)
Caterpillar, Inc.	7,560	(494,122)
Chart Industries, Inc.*	10,100	(194,021)
CIRCOR International, Inc.	2,100	(84,252)
CLARCOR, Inc.	5,400	(257,472)
Colfax Corp.*	11,200	(334,992)
Deere & Co.	4,320	(319,680)
Donaldson Co., Inc.	6,790	(190,663)
Graco, Inc.	2,600	(174,278)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	4,936	$(406,282)
Manitowoc Co., Inc. (The)	27,200	(408,000)
Middleby Corp. (The)*	900	(94,671)
Navistar International Corp.*	18,700	(237,864)
NN, Inc.	2,800	(51,800)
Nordson Corp.	2,000	(125,880)
Oshkosh Corp.	2,600	(94,458)
Parker-Hannifin Corp.	700	(68,110)
Proto Labs, Inc.*	3,700	(247,900)
RBC Bearings, Inc.*	800	(47,784)
WABCO Holdings, Inc.*	4,000	(419,320)
Watts Water Technologies, Inc. (Class A Stock)	900	(47,538)

		(4,398,503)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	1,440	(105,365)
Cablevision Systems Corp. (Class A Stock) .	17,800	(577,966)
CBS Corp. (Class B Stock)	8,800	(351,120)
Charter Communications, Inc. (Class A Stock)*	4,736	(832,826)
Comcast Corp. (Class A Stock)	3,533	(202,229)
Discovery Communications, Inc. (Class A Stock)*	15,510	(403,725)
Eros International PLC*	4,300	(116,917)
EW Scripps Co. (The) (Class A Stock)	6,100	(107,787)
Global Eagle Entertainment, Inc.*	30,931	(355,088)
IMAX Corp.*	3,600	(121,644)
Interpublic Group of Cos., Inc. (The)	25,296	(483,912)
Liberty Broadband Corp. (Class A Stock)*	1,800	(92,592)
Liberty Broadband Corp. (Class C Stock)*	2,900	(148,393)
Lions Gate Entertainment Corp.	18,500	(680,800)
News Corp. (Class A Stock)	21,770	(274,737)
News Corp. (Class B Stock)	2,393	(30,678)
Omnicom Group, Inc.	5,440	(358,496)
Scripps Networks Interactive, Inc. (Class A Stock)	7,963	(391,700)
Time Warner Cable, Inc.	400	(71,748)
Twenty-First Century Fox, Inc. (Class A Stock)	3,900	(105,222)
Twenty-First Century Fox, Inc. (Class B Stock)	20,680	(559,808)
Viacom, Inc. (Class B Stock)	1,780	(76,807)

		(6,449,560)

Metals & Mining
AK Steel Holding Corp.*	18,180	(43,814)
Allegheny Technologies, Inc.	18,000	(255,240)
Commercial Metals Co.	2,700	(36,585)
Freeport-McMoRan, Inc.	29,320	(284,111)
Horsehead Holding Corp.*	14,000	(42,560)
United States Steel Corp.	23,100	(240,702)

		(903,012)

Multiline Retail
Dollar Tree, Inc.*	9,920	(661,267)
Kohl’s Corp.	11,330	(524,692)
Macy’s, Inc.	4,210	(216,057)
Tuesday Morning Corp.*	13,400	(72,494)

		(1,474,510)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Multi-Utilities
Ameren Corp.	5,905	$(249,604)
Avista Corp.	2,300	(76,475)
Dominion Resources, Inc.	11,370	(800,221)
NorthWestern Corp.	4,700	(253,001)
SCANA Corp.	4,860	(273,424)

		(1,652,725)

Oil, Gas & Consumable Fuels — (0.1)%
Bonanza Creek Energy, Inc.*	9,900	(40,293)
Cimarex Energy Co.	4,900	(502,152)
Cobalt International Energy, Inc.*	8,400	(59,472)
Concho Resources, Inc.*	4,400	(432,520)
ConocoPhillips	2,980	(142,921)
Diamondback Energy, Inc.*	5,500	(355,300)
Enbridge, Inc. (Canada)	2,070	(76,859)
Golar LNG Ltd. (Bermuda)	14,800	(412,624)
Hess Corp.	3,650	(182,719)
Kinder Morgan, Inc.	6,460	(178,813)
Matador Resources Co.*	4,700	(97,478)
Memorial Resource Development Corp.*	10,500	(184,590)
Newfield Exploration Co.*	2,600	(85,540)
Parsley Energy, Inc. (Class A Stock)*	19,000	(286,330)
PDC Energy, Inc.*	1,200	(63,612)
Pioneer Natural Resources Co.	3,700	(450,068)
QEP Resources, Inc.	6,560	(82,197)
Rice Energy, Inc.*	27,100	(437,936)
SandRidge Energy, Inc.*	236,363	(63,818)
SM Energy Co.	9,300	(297,972)
Spectra Energy Corp.	21,434	(563,071)
Stone Energy Corp.*	6,300	(31,248)
Synergy Resources Corp.*	11,600	(113,680)
Whiting Petroleum Corp.*	13,200	(201,564)

		(5,342,777)

Paper & Forest Products
Domtar Corp.	6,860	(245,245)
International Paper Co.	3,730	(140,957)
Louisiana-Pacific Corp.*	29,500	(420,080)

		(806,282)

Personal Products
Edgewell Personal Care Co.	2,400	(195,840)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	9,110	(495,675)
Aerie Pharmaceuticals, Inc.*	3,800	(67,412)
Allergan PLC*	1,700	(462,077)
ANI Pharmaceuticals, Inc.*	2,200	(86,922)
BioDelivery Sciences International, Inc.*	10,600	(58,936)
Cempra, Inc.*	7,500	(208,800)
Impax Laboratories, Inc.*	11,300	(397,873)
Johnson & Johnson	10,480	(978,308)
Medicines Co. (The)*	13,400	(508,664)
Merck & Co., Inc.	18,580	(917,666)
Nektar Therapeutics*	14,000	(153,440)
Pacira Pharmaceuticals, Inc.*	7,400	(304,140)
Relypsa, Inc.*	1,400	(25,914)
Sagent Pharmaceuticals, Inc.*	2,300	(35,259)
Supernus Pharmaceuticals, Inc.*	3,800	(53,314)

		(4,754,400)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Professional Services
Advisory Board Co. (The)*	9,700	$(441,738)
Dun & Bradstreet Corp. (The)	2,600	(273,000)
FTI Consulting, Inc.*	1,100	(45,661)
Huron Consulting Group, Inc.*	3,000	(187,590)
Nielsen Holdings PLC	3,140	(139,636)
Towers Watson & Co. (Class A Stock)	860	(100,947)

		(1,188,572)

Real Estate Investment Trusts (REITs) — (0.1)%
American Tower Corp.	5,100	(448,698)
Care Capital Properties, Inc.	1	(16)
CareTrust REIT, Inc.	4,798	(54,457)
Communications Sales & Leasing, Inc.	1,900	(34,010)
Crown Castle International Corp.	3,420	(269,735)
DDR Corp.	19,500	(299,910)
Digital Realty Trust, Inc.	2,874	(187,730)
Equinix, Inc.	128	(34,995)
Essex Property Trust, Inc.	900	(201,078)
Federal Realty Investment Trust	1,560	(212,862)
Gramercy Property Trust, Inc.	1,812	(37,635)
Healthcare Trust of America, Inc. (Class A Stock)	4,950	(121,325)
Iron Mountain, Inc.	11,000	(341,220)
Macerich Co. (The)	5,800	(445,556)
Medical Properties Trust, Inc.	28,390	(313,993)
New York REIT, Inc.	6,000	(60,360)
Pebblebrook Hotel Trust	5,300	(187,885)
Physicians Realty Trust	2,600	(39,234)
Plum Creek Timber Co., Inc.	16,700	(659,817)
QTS Realty Trust, Inc. (Class A Stock)	2,800	(122,332)
Ramco-Gershenson Properties Trust	2,300	(34,523)
Realty Income Corp.	6,800	(322,252)
Regency Centers Corp.	8,100	(503,415)
Retail Opportunity Investments Corp.	19,300	(319,222)
STAG Industrial, Inc.	3,300	(60,093)
Tanger Factory Outlet Centers, Inc.	5,130	(169,136)
Ventas, Inc.	9,270	(519,676)
Washington Real Estate Investment Trust	4,000	(99,720)
Weyerhaeuser Co.	22,670	(619,798)
WP GLIMCHER, Inc.	23,400	(272,844)

		(6,993,527)

Real Estate Management & Development
Howard Hughes Corp. (The)*	1,600	(183,584)
Realogy Holdings Corp.*	1,100	(41,393)

		(224,977)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)*	7,200	(425,376)
Heartland Express, Inc.	34,735	(692,616)
Hertz Global Holdings, Inc.*	27,200	(455,056)
Kansas City Southern	5,400	(490,752)
Knight Transportation, Inc.	14,099	(338,376)
Saia, Inc.*	3,900	(120,705)
Werner Enterprises, Inc.	9,181	(230,443)

		(2,753,324)

Semiconductors & Semiconductor Equipment — (0.1)%
Altera Corp.	5,100	(255,408)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Applied Materials, Inc.	18,650	$(273,968)
Applied Micro Circuits Corp.*	27,100	(143,901)
Atmel Corp.	68,440	(552,311)
Cavium, Inc.*	7,000	(429,590)
Cypress Semiconductor Corp.*	48,000	(408,960)
Dialog Semiconductor PLC (United Kingdom)*	1,813	(72,735)
Inphi Corp.*	6,900	(165,876)
Intel Corp.	40,228	(1,212,472)
Intersil Corp. (Class A Stock)	6,000	(70,200)
Linear Technology Corp.	13,345	(538,471)
M/A-COM Technology Solutions Holdings, Inc.*	5,300	(153,647)
Maxim Integrated Products, Inc.	4,390	(146,626)
Microchip Technology, Inc.	7,600	(327,484)
Micron Technology, Inc.*	21,100	(316,078)
NVIDIA Corp.	39,168	(965,491)
SunEdison, Inc.*	23,100	(165,858)
SunPower Corp.*	3,700	(74,148)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	32,890	(682,468)
Ultratech, Inc.*	10,800	(173,016)
Veeco Instruments, Inc.*	14,100	(289,191)
Xilinx, Inc.	13,420	(569,008)

		(7,986,907)

Software — (0.1)%
Autodesk, Inc.*	8,200	(361,948)
Cadence Design Systems, Inc.*	33,900	(701,052)
Callidus Software, Inc.*	8,900	(151,211)
CommVault Systems, Inc.*	1,200	(40,752)
FireEye, Inc.*	10,700	(340,474)
Interactive Intelligence Group, Inc.*	2,700	(80,217)
Intuit, Inc.	890	(78,988)
NetSuite, Inc.*	5,600	(469,840)
Oracle Corp.	10,760	(388,651)
Proofpoint, Inc.*	8,000	(482,560)
PROS Holdings, Inc.*	1,600	(35,424)
QLIK Technologies, Inc.*	12,700	(462,915)
SAP SE (Germany), ADR	5,860	(379,669)
ServiceNow, Inc.*	6,500	(451,425)
Splunk, Inc.*	9,200	(509,220)
Tableau Software, Inc. (Class A Stock)*	1,500	(119,670)
Take-Two Interactive Software, Inc.*	16,200	(465,426)
Workday, Inc. (Class A Stock)*	6,100	(420,046)

		(5,939,488)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	4,000	(758,120)
Bed Bath & Beyond, Inc.*	10,910	(622,088)
Boot Barn Holdings, Inc.*	4,400	(81,092)
Cabela’s, Inc.*	1,900	(86,640)
Children’s Place Inc. (The)	2,300	(132,641)
Men’s Wearhouse, Inc. (The)	9,900	(420,948)
Michaels Cos, Inc. (The)*	3,000	(69,300)
Monro Muffler Brake, Inc.	7,200	(486,360)
Restoration Hardware Holdings, Inc.*	7,200	(671,832)
Signet Jewelers Ltd.	3,700	(503,681)
Stage Stores, Inc.	3,900	(38,376)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Staples, Inc.	15,200	$(178,296)
Tiffany & Co.	2,810	(216,988)

		(4,266,362)

Technology Hardware, Storage & Peripherals
Electronics For Imaging, Inc.*	2,600	(112,528)
SanDisk Corp.	4,250	(230,903)
Seagate Technology PLC	10,150	(454,720)
Silicon Graphics International Corp.*	12,200	(47,946)

		(846,097)

Textiles, Apparel & Luxury Goods
Crocs, Inc.*	16,200	(209,385)
Hanesbrands, Inc.	18,000	(520,920)
PVH Corp.	590	(60,145)
Under Armour, Inc. (Class A Stock)*	7,000	(677,460)

		(1,467,910)

Thrifts & Mortgage Finance
LendingTree, Inc.*	2,300	(213,969)
New York Community Bancorp, Inc.	27,200	(491,232)
Northwest Bancshares, Inc.	8,080	(105,040)
PHH Corp.*	2,400	(33,888)

		(844,129)

Tobacco
Vector Group Ltd.	12,075	(273,016)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.*	2,500	(81,225)
Fastenal Co.	26,900	(984,809)
MSC Industrial Direct Co., Inc. (Class A Stock)	7,200	(439,416)
Welltower, Inc.	4,220	(285,778)
WW Grainger, Inc.	1,290	(277,363)

		(2,068,591)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	1,600	(167,584)

TOTAL COMMON STOCKS (proceeds received $163,842,828)		(147,085,003)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#		Value
SECURITIES SOLD SHORT(q) (Continued)
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT — (0.1)%
Federal National Mortgage Assoc. (proceeds received $2,233,750)
5.500%	TBA		2,000	$(2,233,945)

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/27		240	(332,367)
U.S. Treasury Notes
0.875%	10/15/17		425	(426,760)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds received $760,618)				(759,127)

TOTAL SECURITIES SOLD SHORT (proceeds received $166,837,196)				(150,078,075)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro-dollar Time Deposit Options Futures,
expiring 06/13/16, Strike Price $99.00			83	(32,588)
10 Year Euro-Bund Futures,
expiring 10/23/15, Strike Price $156.50		EUR	1,700	(14,247)
10 Year U.S. Treasury Notes Futures,
expiring 10/02/15, Strike Price $128.00			18	(14,906)
expiring 10/23/15, Strike Price $127.50			28	(41,125)
expiring 10/23/15, Strike Price $128.00			214	(234,063)
expiring 10/23/15, Strike Price $128.50			134	(108,875)
expiring 10/23/15, Strike Price $129.00			31	(18,406)
expiring 10/23/15, Strike Price $129.50			19	(6,531)
expiring 10/23/15, Strike Price $130.00			4	(1,000)
expiring 11/20/15, Strike Price $129.00			14	(12,906)
20 Year U.S. Treasury Bonds Futures,
expiring 10/23/15, Strike Price $157.00			5	(10,078)
expiring 10/23/15, Strike Price $158.00			63	(102,375)
expiring 10/23/15, Strike Price $159.00			36	(41,625)
expiring 10/23/15, Strike Price $160.00			35	(32,813)
expiring 10/23/15, Strike Price $162.00			2	(1,000)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 11/20/15, Strike Price $158.00			16		$(49,250)
Australian Dollar Futures,
expiring 10/09/15, Strike Price $0.71			2		(400)
expiring 10/09/15, Strike Price $0.72			4		(440)
expiring 11/06/15, Strike Price $0.72			4		(1,360)
expiring 11/06/15, Strike Price $0.73			4		(680)
Canadian Futures,
expiring 10/09/15, Strike Price $77.00			27		(810)
expiring 12/04/15, Strike Price $78.00			6		(1,320)
Charter Communications, Inc.,
expiring 03/18/16, Strike Price $210.00			—(r	)	(1,880)
Currency Option AUD vs USD,
expiring 11/03/15, @ FX Rate 0.73	Bank of America	AUD	1,300		(3,228)
expiring 11/05/15, @ FX Rate 0.73	Hong Kong & Shanghai Bank	AUD	3,200		(4,948)
Currency Option EUR vs USD,
expiring 11/12/15, @ FX Rate 1.15	UBS AG	EUR	2,700		(17,630)
expiring 11/19/15, @ FX Rate 1.17	Credit Suisse First Boston Corp.	EUR	3,200		(8,119)
expiring 11/25/15, @ FX Rate 1.15	UBS AG	EUR	2,700		(16,028)
expiring 12/07/15, @ FX Rate 1.15	Goldman Sachs & Co.	EUR	1,100		(8,067)
expiring 12/08/15, @ FX Rate 1.15	Goldman Sachs & Co.	EUR	1,100		(7,918)
expiring 12/14/15, @ FX Rate 1.16	Goldman Sachs & Co.	EUR	2,300		(16,552)
Currency Option USD vs BRL,
expiring 10/01/15, @ FX Rate 3.85	Credit Suisse First Boston Corp.		1,500		(43,516)
expiring 10/01/15, @ FX Rate 3.87	Bank of America		12		(24,623)
expiring 01/14/16, @ FX Rate 4.45	Goldman Sachs & Co.		2,200		(62,804)
expiring 03/14/16, @ FX Rate 4.60	Credit Suisse First Boston Corp.		1,800		(64,817)
expiring 03/17/16, @ FX Rate 4.00	Credit Suisse First Boston Corp.		700		(60,512)
expiring 03/17/16, @ FX Rate 4.55	Deutsche Bank AG		1,200		(47,298)
Currency Option USD vs INR,
expiring 10/28/15, @ FX Rate 68.00	JPMorgan Chase		600		(640)
expiring 11/26/15, @ FX Rate 69.00	Barclays Capital Group		2,200		(5,310)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Dow Chemical Co.,
expiring 10/16/15, Strike Price $50.00			57	$(570)
Euro Futures,
expiring 10/09/15, Strike Price $1.14			2,125	(2,975)
expiring 10/09/15, Strike Price $1.15			1,375	(689)
expiring 10/09/15, Strike Price $1.16			1,125	(281)
expiring 11/06/15, Strike Price $1.13			500	(4,950)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.06	Deutsche Bank AG		400	(2)
Interest Rate Swap Options,
Pay a fixed rate of 2.80% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/15	Deutsche Bank AG		2,300	(15,258)
Pay a fixed rate of 0.52% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		7,700	(4,136)
Pay a fixed rate of 0.66% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		7,700	(9,063)
Pay a fixed rate of 2.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/08/16	Deutsche Bank AG		2,100	(35,482)
Pay a fixed rate of 2.50% and receive a floating rate based on 3 Month LIBOR, expiring 02/18/16	Goldman Sachs & Co.		9,100	(55,619)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16	Goldman Sachs & Co.		6,500	(35,325)
Olin Corp.,
expiring 10/16/15, Strike Price $28.00			26	(2,640)

				(1,287,678)

Put Options
10 Year Euro-Bund Futures,
expiring 10/23/15, Strike Price $154.00		EUR	1,900	(5,095)
expiring 10/23/15, Strike Price $154.50		EUR	1,900	(7,006)
10 Year U.S. Treasury Notes Futures,

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/02/15, Strike Price $128.00			6	$(563)
expiring 10/23/15, Strike Price $125.50			27	(844)
expiring 10/23/15, Strike Price $126.00			8	(500)
expiring 10/23/15, Strike Price $126.50			19	(1,781)
expiring 10/23/15, Strike Price $127.00			18	(2,531)
expiring 11/20/15, Strike Price $126.50			14	(3,719)
expiring 11/20/15, Strike Price $127.00			6	(2,250)
20 Year U.S. Treasury Bonds Futures,
expiring 10/23/15, Strike Price $150.00			5	(547)
expiring 10/23/15, Strike Price $152.00			25	(6,250)
expiring 10/23/15, Strike Price $154.00			5	(2,813)
expiring 10/23/15, Strike Price $155.00			23	(20,125)
expiring 10/23/15, Strike Price $156.00			8	(9,875)
expiring 11/20/15, Strike Price $150.00			8	(4,375)
British Pound Futures,
expiring 10/09/15, Strike Price $1.53			3	(5,075)
expiring 11/06/15, Strike Price $1.52			3	(4,850)
Canadian Futures,
expiring 10/09/15, Strike Price $75.00			8	(4,240)
CDX.NA.HY.24,
expiring 11/18/15, Strike Price $100.00	Bank of America		10	(8,025)
expiring 11/18/15, Strike Price $100.00	BNP Paribas		10	(8,025)
Currency Option EUR vs USD,
expiring 11/25/15, @ FX Rate 1.09	Goldman Sachs & Co.	EUR	710	(4,653)
expiring 11/25/15, @ FX Rate 1.10	Goldman Sachs & Co.	EUR	650	(6,860)
expiring 12/07/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	1,100	(6,750)
expiring 12/08/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	1,100	(6,760)
expiring 12/14/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	2,300	(15,232)
Currency Option USD vs BRL,
expiring 10/01/15, @ FX Rate 3.56	Bank of America		12	—
expiring 10/09/15, @ FX Rate 3.71	Bank of America		14	(5,408)
expiring 10/28/15, @ FX Rate 3.79	Credit Suisse First Boston Corp.		1,600	(15,620)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Currency Option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group	1,400	$(363)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.	1,700	(441)
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase	3,600	(934)
expiring 09/08/16, @ FX Rate 93.00	Bank of America	3,500	(8,103)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets	5,600	(15,824)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets	1,600	(5,002)
expiring 09/08/16, @ FX Rate 97.00	Barclays Capital Group	2,300	(7,962)
expiring 02/18/19, @ FX Rate 80.00	Bank of America	1,600	(12,338)
expiring 02/28/19, @ FX Rate 80.00	Bank of America	1,500	(11,764)
Currency Option USD vs KRW,
expiring 12/09/15, @ FX Rate 1,158.70	JPMorgan Chase	22	(21,994)
Currency Option USD vs MXN,
expiring 10/02/15, @ FX Rate 15.80	Morgan Stanley	1,200	—
expiring 10/20/15, @ FX Rate 16.15	Goldman Sachs & Co.	1,200	(1,139)
Currency Option USD vs MYR,
expiring 10/27/15, @ FX Rate 3.74	Jefferies Group, Inc.	27	(559)
Euro Futures,
expiring 10/09/15, Strike Price $1.09		375	(300)
expiring 10/09/15, Strike Price $1.10		4,000	(7,600)
expiring 10/09/15, Strike Price $1.11		1,125	(3,263)
expiring 10/09/15, Strike Price $1.12		2,000	(17,600)
expiring 10/09/15, Strike Price $1.13		1,375	(16,225)
expiring 11/06/15, Strike Price $1.08		375	(1,425)
expiring 11/06/15, Strike Price $1.10		1,750	(14,525)
expiring 11/06/15, Strike Price $1.12		1,125	(18,339)
expiring 12/04/15, Strike Price $1.10		2,250	(28,350)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase	1,900	(26,672)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	2,700	(2,704)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(561)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	300	(337)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase		1,000	$(18,457)
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(1,527)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(394)
Inflation Floor Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	600	(14,498)
Interest Rate Swap Options,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas		700	—
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley		1,500	—
Receive a fixed rate of 3.12% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas		400	—
Receive a fixed rate of 3.12% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley		600	—
Receive a fixed rate of 1.90% and pay a floating rate based on 3 Month LIBOR, expiring 10/29/15	Deutsche Bank AG		3,500	(6,918)
Receive a fixed rate of 2.00% and pay a floating rate based on 3 Month LIBOR, expiring 11/30/15	Morgan Stanley		3,600	(10,422)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 11/30/15	Morgan Stanley		3,600	(14,094)
Receive a fixed rate of 2.20% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/15	Deutsche Bank AG		3,500	(5,363)
Receive a fixed rate of 2.16% and pay a floating rate based on 3 Month LIBOR, expiring 12/14/15	Goldman Sachs & Co.		4,900	(9,455)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	5,700	$(64,079)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	4,200	(73,558)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	2,600	(49,012)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	2,600	(49,012)
Japanese Yen Futures,
expiring 10/09/15, Strike Price $0.0082		5	(800)
expiring 11/06/15, Strike Price $0.0081		8	(2,550)
expiring 12/04/15, Strike Price $0.0080		13	(4,500)

			(708,735)

TOTAL OPTIONS WRITTEN (premiums received $2,560,944)			(1,996,413)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.6% (cost $5,483,853,961)			5,895,090,913
Other assets in excess of liabilities(x) — 0.4%			21,853,263

NET ASSETS — 100.0%			$5,916,944,176

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,663,777; cash collateral of $49,964,882 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,736,381. The aggregate value of $2,746,064 is approximately 0.05% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)	The aggregate value of securities sold short is $150,078,075. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $296,987,619, exceeds the value of securities sold short as of September 30, 2015. Securities sold short are subject to contractual netting arrangements.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $155,836,991.
(v)	Includes an amount of $691,267 segregated as collateral for swap agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,735	90 Day Euro Dollar	Mar. 2016	$430,930,625	$431,494,500	$563,875
429	90 Day Euro Dollar	Jun. 2016	105,613,238	106,558,238	945,000
27	90 Day Euro Dollar	Mar. 2017	6,611,450	6,677,775	66,325
37	2 Year U.S. Treasury Notes	Dec. 2015	8,103,453	8,104,156	703
142	5 Year Euro-Bobl	Dec. 2015	20,355,447	20,471,813	116,366
219	5 Year U.S. Treasury Notes	Dec. 2015	26,286,352	26,392,922	106,570
6	10 Year Australian Treasury Bonds	Dec. 2015	4,110,304	4,116,434	6,130
248	10 Year Euro-Bund	Dec. 2015	42,603,757	43,282,849	679,092
7	10 Year Mini Japanese Government Bonds	Dec. 2015	861,543	864,752	3,209
115	10 Year U.K. Gilt	Dec. 2015	20,375,965	20,712,351	336,386
938	10 Year U.S. Treasury Notes	Dec. 2015	119,557,921	120,752,844	1,194,923
171	20 Year U.S. Treasury Bonds	Dec. 2015	26,673,410	26,905,781	232,371
128	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	20,561,443	20,532,000	(29,443)
75	Amsterdam Index	Oct. 2015	7,249,014	7,060,608	(188,406)
4	ASX SPI 200 Index	Dec. 2015	353,531	351,442	(2,089)
53	Australian Dollar Currency	Dec. 2015	3,701,785	3,703,640	1,855
62	Canadian Dollar Currency	Dec. 2015	4,683,150	4,642,560	(40,590)
69	DAX Index	Dec. 2015	19,409,370	18,618,929	(790,441)
499	Euro Schatz. DUA Index	Dec. 2015	62,018,845	62,087,146	68,301
385	Euro STOXX 50	Dec. 2015	13,719,118	13,297,520	(421,598)
104	Euro-BTP Italian Government Bond	Dec. 2015	15,466,774	15,838,289	371,515
169	Japanese Yen Currency	Dec. 2015	17,633,831	17,624,588	(9,243)
305	Mini MSCI EAFE Index	Dec. 2015	26,058,640	25,154,875	(903,765)
248	S&P 500 Index	Dec. 2015	120,921,700	118,339,400	(2,582,300)
26	S&P/TSX 60 Index	Dec. 2015	2,991,398	3,039,341	47,943
1	Swiss Franc Currency	Dec. 2015	128,775	128,525	(250)
327	TOPIX Index	Dec. 2015	39,618,113	38,474,596	(1,143,517)

					(1,371,078)

Short Positions:
59	90 Day Euro Dollar	Dec. 2015	14,686,275	14,688,788	(2,513)
249	90 Day Euro Dollar	Mar. 2016	61,869,995	61,926,300	(56,305)
22	90 Day Euro Dollar	Jun. 2016	5,444,259	5,464,525	(20,266)
108	90 Day Euro Dollar	Sep. 2016	26,646,644	26,786,700	(140,056)
37	90 Day Euro Dollar	Dec. 2016	9,142,366	9,162,589	(20,223)
27	90 Day Euro Dollar	Mar. 2017	6,638,481	6,677,775	(39,294)
52	90 Day Euro Dollar	Mar. 2018	12,710,519	12,798,500	(87,981)
340	90 Day Sterling	Mar. 2017	63,393,809	63,623,024	(229,215)
181	90 Day Sterling	Jun. 2017	33,687,923	33,832,256	(144,333)
78	2 Year U.S. Treasury Notes	Dec. 2015	17,062,282	17,084,438	(22,156)
4	3 Year Australian Treasury Bonds	Dec. 2015	859,248	859,554	(306)
193	5 Year U.S. Treasury Notes	Dec. 2015	23,162,922	23,259,516	(96,594)
28	10 Year Australian Treasury Bonds	Dec. 2015	19,364,959	19,391,811	(26,852)
122	10 Year Canadian Government Bonds	Dec. 2015	13,090,766	12,962,443	128,323
239	10 Year Euro-Bund	Dec. 2015	41,242,659	41,712,101	(469,442)
21	10 Year Japanese Bonds	Dec. 2015	25,876,631	25,935,565	(58,934)
52	10 Year U.K. Gilt	Dec. 2015	9,278,088	9,365,585	(87,497)
149	10 Year U.S. Treasury Notes	Dec. 2015	19,046,201	19,181,422	(135,221)
165	20 Year U.S. Treasury Bonds	Dec. 2015	25,498,847	25,961,719	(462,872)
4	British Pound Currency	Dec. 2015	384,650	377,825	6,825
33	CAC40 10 Euro	Oct. 2015	1,635,877	1,641,464	(5,587)
27	DAX Index	Dec. 2015	7,657,889	7,285,668	372,221
17	Euro Currency	Dec. 2015	2,384,425	2,375,538	8,887
54	Euro STOXX 50	Dec. 2015	1,918,698	1,865,107	53,591
107	FTSE 100 Index	Dec. 2015	9,756,622	9,741,767	14,855
41	FTSE/MIB Index	Dec. 2015	4,827,137	4,865,179	(38,042)
31	Hang Seng Index	Oct. 2015	4,214,128	4,158,373	55,755
9	IBEX 35 Index	Oct. 2015	963,215	959,435	3,780

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts outstanding at September 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
157	S&P 500 E-Mini	Dec. 2015	$15,252,701	$14,983,295	$269,406

					(1,230,046)

					$(2,601,124)

Commodity futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
14	Brent Crude	Dec. 2015	$686,700	$686,700	$—
266	Brent Crude	Jan. 2016	13,493,546	13,222,860	(270,686)
56	Coffee ’C’	Dec. 2015	2,865,769	2,548,350	(317,419)
118	Copper	Dec. 2015	6,957,896	6,905,950	(51,946)
58	Copper	Mar. 2016	3,494,500	3,400,250	(94,250)
549	Corn	Dec. 2015	10,481,862	10,643,737	161,875
42	Cotton No. 2	Dec. 2015	1,363,503	1,269,240	(94,263)
9	Cotton No. 2	Mar. 2016	283,275	271,395	(11,880)
81	Gasoline RBOB	Nov. 2015	4,935,279	4,649,513	(285,766)
27	Gasoline RBOB	Dec. 2015	1,747,305	1,515,931	(231,374)
179	Gold 100 OZ	Dec. 2015	20,694,779	19,962,080	(732,699)
64	Hard Red Winter Wheat	Dec. 2015	1,617,986	1,605,600	(12,386)
51	Lean Hogs	Dec. 2015	1,285,370	1,361,190	75,820
9	Lean Hogs	Aug. 2016	280,270	282,510	2,240
42	Live Cattle	Dec. 2015	2,420,010	2,199,540	(220,470)
10	Live Cattle	Jun. 2016	561,870	498,600	(63,270)
46	LME Copper	Dec. 2015	5,842,000	5,940,325	98,325
26	LME Nickel	Nov. 2015	1,667,339	1,620,528	(46,811)
32	LME Nickel	Dec. 2015	2,299,950	1,996,032	(303,918)
26	LME Nickel	Mar. 2016	1,674,402	1,623,804	(50,598)
117	LME PRI Aluminum	Nov. 2015	4,665,598	4,571,043	(94,555)
149	LME PRI Aluminum	Dec. 2015	6,903,113	5,859,425	(1,043,688)
119	LME PRI Aluminum	Mar. 2016	5,155,767	4,722,813	(432,954)
52	LME Zinc	Nov. 2015	2,390,891	2,190,175	(200,716)
29	LME Zinc	Dec. 2015	1,438,485	1,223,619	(214,866)
24	LME Zinc	Mar. 2016	1,247,220	1,017,600	(229,620)
7	Low Sulphur Gas Oil	Nov. 2015	327,775	326,900	(875)
636	Natural Gas	Nov. 2015	18,732,009	16,052,640	(2,679,369)
98	No. 2 Soft Red Winter Wheat	Dec. 2015	2,493,115	2,512,475	19,360
47	No. 2 Soft Red Winter Wheat	Mar. 2016	1,150,869	1,220,825	69,956
95	NY Harbor ULSD	Nov. 2015	6,383,209	6,134,226	(248,983)
120	Silver	Dec. 2015	9,206,658	8,710,800	(495,858)
97	Soybean	Nov. 2015	4,431,859	4,326,200	(105,659)
45	Soybean	Mar. 2016	2,088,314	2,018,813	(69,501)
65	Soybean Meal	Dec. 2015	1,939,039	2,008,500	69,461
16	Soybean Meal	Mar. 2016	489,370	490,720	1,350
178	Soybean Oil	Dec. 2015	3,490,992	2,919,912	(571,080)
59	Soybean Oil	Jan. 2016	1,157,100	979,164	(177,936)
396	Sugar #11 (World)	Mar. 2016	5,463,094	5,712,537	249,443
318	WTI Crude	Nov. 2015	14,287,889	14,338,620	50,731

					(8,554,835)

Short Positions:
1	Gold 100 OZ	Dec. 2015	111,680	111,520	160
26	LME Copper	Dec. 2015	3,384,176	3,357,575	26,601
7	LME Nickel	Nov. 2015	403,368	436,296	(32,928)
25	LME Nickel	Dec. 2015	1,627,854	1,559,400	68,454
7	LME Nickel	Mar. 2016	404,964	437,178	(32,214)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Commodity futures contracts outstanding at September 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
30	LME PRI Aluminum	Nov. 2015	$1,166,850	$1,172,063	$(5,213)
141	LME PRI Aluminum	Dec. 2015	6,376,205	5,544,825	831,380
34	LME PRI Aluminum	Mar. 2016	1,346,984	1,349,375	(2,391)
14	LME Zinc	Nov. 2015	608,318	589,663	18,655
21	LME Zinc	Dec. 2015	1,099,175	886,069	213,106
8	LME Zinc	Mar. 2016	353,834	339,200	14,634
11	WTI Crude	Nov. 2015	495,000	495,990	(990)

					1,099,254

					$(7,455,581)

(1)	Cash of $4,534,264 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $24,443,537, $17,719,749 and $17,200,543 have been segregated with Goldman Sachs & Co., Morgan Stanley and Credit Suisse First Boston Corp. respectively to cover requirement for open contracts at September 30, 2015. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/02/15	Morgan Stanley	AUD	6,555	$4,575,714	$4,600,225	$24,511
Expiring 11/12/15	Citigroup Global Markets	AUD	1,376	990,699	963,535	(27,164)
Expiring 11/12/15	Citigroup Global Markets	AUD	1,160	813,515	812,283	(1,232)
Expiring 11/12/15	Goldman Sachs & Co.	AUD	1,864	1,330,366	1,305,254	(25,112)
Expiring 12/16/15	Barclays Capital Group	AUD	4,318	3,022,313	3,017,727	(4,586)
Expiring 12/16/15	Barclays Capital Group	AUD	1,562	1,093,638	1,091,978	(1,660)
Expiring 12/16/15	Barclays Capital Group	AUD	813	564,947	568,363	3,416
Expiring 12/16/15	Morgan Stanley	AUD	8,907	6,134,809	6,225,520	90,711
Expiring 12/16/15	Morgan Stanley	AUD	7,485	5,155,552	5,231,783	76,231
Expiring 12/16/15	Morgan Stanley	AUD	3,115	2,186,733	2,176,941	(9,792)
Expiring 12/16/15	Morgan Stanley	AUD	1,207	847,733	843,937	(3,796)
Expiring 12/16/15	Morgan Stanley	AUD	808	559,525	564,814	5,289
Expiring 12/16/15	Morgan Stanley	AUD	762	531,717	532,268	551
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	6,627	1,668,114	1,670,457	2,343
Expiring 10/02/15	BNP Paribas	BRL	40	10,000	10,113	113
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	1,627	411,000	410,034	(966)
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	1,453	365,743	366,257	514
Expiring 10/02/15	Deutsche Bank AG	BRL	30,856	7,702,359	7,777,441	75,082
Expiring 10/02/15	Deutsche Bank AG	BRL	18,900	5,549,888	4,763,913	(785,975)
Expiring 10/02/15	Deutsche Bank AG	BRL	6,143	1,459,000	1,548,465	89,465
Expiring 10/02/15	Deutsche Bank AG	BRL	3,700	1,148,373	932,618	(215,755)
Expiring 10/02/15	Deutsche Bank AG	BRL	1,747	450,000	440,322	(9,678)
Expiring 10/02/15	Deutsche Bank AG	BRL	513	125,000	129,186	4,186
Expiring 10/02/15	Goldman Sachs & Co.	BRL	24,196	6,090,246	6,098,802	8,556
Expiring 10/02/15	Goldman Sachs & Co.	BRL	3,410	934,456	859,619	(74,837)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,614	402,000	406,831	4,831
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,458	399,501	367,507	(31,994)
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	701	176,312	176,560	248
Expiring 10/02/15	JPMorgan Chase	BRL	11,579	2,914,410	2,918,504	4,094
Expiring 10/02/15	JPMorgan Chase	BRL	3,651	1,014,182	920,319	(93,863)
Expiring 10/02/15	JPMorgan Chase	BRL	3,500	1,065,644	882,207	(183,437)
Expiring 10/02/15	JPMorgan Chase	BRL	2,300	700,280	579,735	(120,545)
Expiring 10/02/15	JPMorgan Chase	BRL	700	217,662	176,442	(41,220)
Expiring 10/02/15	Morgan Stanley	BRL	5,400	1,677,904	1,361,118	(316,786)
Expiring 10/02/15	Morgan Stanley	BRL	1,638	396,000	412,836	16,836
Expiring 10/02/15	UBS AG	BRL	8,392	2,112,336	2,115,303	2,967

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/15	UBS AG	BRL	108	$26,000	$27,197	$1,197
Expiring 10/16/15	Bank of America	BRL	4,640	1,172,051	1,163,699	(8,352)
Expiring 10/16/15	Citigroup Global Markets	BRL	10,176	2,536,261	2,552,092	15,831
Expiring 10/16/15	Citigroup Global Markets	BRL	5,870	1,772,758	1,472,143	(300,615)
Expiring 11/04/15	Deutsche Bank AG	BRL	4,463	1,115,699	1,111,639	(4,060)
Expiring 11/04/15	Deutsche Bank AG	BRL	4,224	1,043,727	1,052,227	8,500
Expiring 12/15/15	Bank of America	BRL	9,081	2,211,514	2,229,299	17,785
British Pound,
Expiring 10/02/15	Goldman Sachs & Co.	GBP	1,039	1,621,949	1,571,727	(50,222)
Expiring 10/02/15	Morgan Stanley	GBP	23,189	35,151,368	35,078,712	(72,656)
Expiring 11/12/15	Bank of America	GBP	108	167,479	163,341	(4,138)
Expiring 11/12/15	Goldman Sachs & Co.	GBP	854	1,312,061	1,291,604	(20,457)
Expiring 11/12/15	JPMorgan Chase	GBP	341	526,656	515,734	(10,922)
Expiring 11/12/15	JPMorgan Chase	GBP	288	437,482	435,576	(1,906)
Expiring 12/16/15	Barclays Capital Group	GBP	1,901	2,884,282	2,875,145	(9,137)
Expiring 12/16/15	Morgan Stanley	GBP	220	341,503	333,267	(8,236)
Expiring 12/16/15	Morgan Stanley	GBP	85	132,673	129,142	(3,531)
Expiring 12/16/15	UBS AG	GBP	2,188	3,366,379	3,308,104	(58,275)
Canadian Dollar,
Expiring 10/02/15	JPMorgan Chase	CAD	9,724	7,296,504	7,286,548	(9,956)
Expiring 11/12/15	JPMorgan Chase	CAD	582	441,485	436,026	(5,459)
Expiring 11/13/15	Bank of America	CAD	1,893	1,439,781	1,418,246	(21,535)
Expiring 12/16/15	Barclays Capital Group	CAD	7,173	5,399,141	5,372,997	(26,144)
Expiring 12/16/15	Barclays Capital Group	CAD	6,013	4,544,411	4,504,377	(40,034)
Expiring 12/16/15	Barclays Capital Group	CAD	5,900	4,446,879	4,419,321	(27,558)
Expiring 12/16/15	Barclays Capital Group	CAD	3,940	2,965,840	2,951,479	(14,361)
Expiring 12/16/15	Barclays Capital Group	CAD	3,885	2,935,745	2,909,883	(25,862)
Expiring 12/16/15	Barclays Capital Group	CAD	3,507	2,643,348	2,626,967	(16,381)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	22	16,632	16,522	(110)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	12	9,043	8,989	(54)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	6	4,293	4,262	(31)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	2	1,810	1,798	(12)
Expiring 12/16/15	Morgan Stanley	CAD	22,424	16,920,340	16,797,949	(122,391)
Expiring 12/16/15	Morgan Stanley	CAD	3,336	2,501,188	2,499,330	(1,858)
Expiring 12/16/15	Morgan Stanley	CAD	3,278	2,482,787	2,455,858	(26,929)
Expiring 12/16/15	Morgan Stanley	CAD	2,235	1,692,484	1,674,127	(18,357)
Expiring 12/16/15	Morgan Stanley	CAD	1,128	845,283	844,655	(628)
Expiring 12/16/15	UBS AG	CAD	5,900	4,459,582	4,419,687	(39,895)
Chinese Yuan,
Expiring 10/16/15	Bank of America	CNY	18,540	2,960,857	2,912,490	(48,367)
Expiring 10/16/15	Citigroup Global Markets	CNY	40	6,391	6,284	(107)
Expiring 11/16/15	Credit Suisse First Boston Corp.	CNY	1,105	170,408	173,130	2,722
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	2,749	422,000	430,725	8,725
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	1,962	302,775	307,469	4,694
Expiring 11/16/15	Standard Chartered PLC	CNY	1,346	207,000	210,955	3,955
Expiring 11/16/15	Standard Chartered PLC	CNY	266	41,000	41,726	726
Colombian Peso,
Expiring 10/16/15	Citigroup Global Markets	COP	4,311,080	1,379,546	1,393,516	13,970
Expiring 10/16/15	Citigroup Global Markets	COP	4,163,564	1,348,554	1,345,832	(2,722)
Euro,
Expiring 10/02/15	Goldman Sachs & Co.	EUR	2,857	3,232,901	3,192,525	(40,376)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	2,830	3,233,596	3,162,354	(71,242)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	1,326	1,485,321	1,481,725	(3,596)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	762	861,599	851,489	(10,110)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	416	469,344	464,855	(4,489)
Expiring 10/02/15	JPMorgan Chase	EUR	4,571	5,150,159	5,107,817	(42,342)
Expiring 10/02/15	JPMorgan Chase	EUR	308	345,212	344,172	(1,040)
Expiring 10/02/15	UBS AG	EUR	86,697	96,988,106	96,878,828	(109,278)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/16/15	Bank of America	EUR	137	$151,382	$153,233	$1,851
Expiring 10/16/15	Citigroup Global Markets	EUR	350	391,347	391,186	(161)
Expiring 11/03/15	JPMorgan Chase	EUR	1,260	1,413,563	1,408,662	(4,901)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	43,167	38,666	(4,501)
Expiring 11/12/15	Citigroup Global Markets	EUR	2,215	2,498,214	2,476,707	(21,507)
Expiring 11/12/15	Citigroup Global Markets	EUR	860	961,456	961,611	155
Expiring 11/12/15	Citigroup Global Markets	EUR	494	560,405	552,368	(8,037)
Expiring 11/12/15	Citigroup Global Markets	EUR	336	379,313	375,699	(3,614)
Expiring 11/12/15	Citigroup Global Markets	EUR	328	363,243	366,754	3,511
Expiring 11/12/15	Citigroup Global Markets	EUR	221	244,236	247,112	2,876
Expiring 11/12/15	Citigroup Global Markets	EUR	121	135,009	135,297	288
Expiring 11/12/15	Citigroup Global Markets	EUR	109	122,484	121,878	(606)
Expiring 11/12/15	Credit Suisse First Boston Corp.	EUR	671	746,036	750,280	4,244
Expiring 11/12/15	Deutsche Bank AG	EUR	675	764,131	754,753	(9,378)
Expiring 11/12/15	Goldman Sachs & Co.	EUR	2,379	2,645,131	2,660,084	14,953
Expiring 11/12/15	Goldman Sachs & Co.	EUR	444	497,801	496,460	(1,341)
Expiring 11/12/15	Hong Kong & Shanghai Bank	EUR	659	745,806	736,862	(8,944)
Expiring 11/12/15	Hong Kong & Shanghai Bank	EUR	118	131,867	131,942	75
Expiring 11/12/15	JPMorgan Chase	EUR	330	368,728	368,990	262
Expiring 11/12/15	Standard Chartered PLC	EUR	326	367,567	364,518	(3,049)
Expiring 11/13/15	Citigroup Global Markets	EUR	200	224,500	223,634	(866)
Expiring 11/13/15	Citigroup Global Markets	EUR	120	135,369	134,181	(1,188)
Expiring 12/16/15	Barclays Capital Group	EUR	56,416	63,002,208	63,125,544	123,336
Expiring 12/16/15	Barclays Capital Group	EUR	38,435	42,921,846	43,005,872	84,026
Expiring 12/16/15	Credit Suisse First Boston Corp.	EUR	62	70,297	69,276	(1,021)
Expiring 12/16/15	Morgan Stanley	EUR	3,354	3,826,309	3,752,347	(73,962)
Expiring 12/16/15	Morgan Stanley	EUR	1,888	2,154,524	2,112,877	(41,647)
Expiring 12/16/15	Morgan Stanley	EUR	458	511,740	512,247	507
Expiring 04/05/16	Credit Suisse First Boston Corp.	EUR	3	2,864	2,944	80
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,981	61
Hungarian Forint,
Expiring 10/21/15	Goldman Sachs & Co.	HUF	114,394	416,251	407,638	(8,613)
Expiring 10/21/15	JPMorgan Chase	HUF	140,299	506,000	499,948	(6,052)
Indian Rupee,
Expiring 10/15/15	Citigroup Global Markets	INR	86,700	1,347,833	1,317,129	(30,704)
Expiring 10/16/15	Barclays Capital Group	INR	598,160	9,311,333	9,085,423	(225,910)
Expiring 10/16/15	Citigroup Global Markets	INR	22,481	349,899	341,463	(8,436)
Expiring 10/16/15	Citigroup Global Markets	INR	1,693	26,304	25,720	(584)
Expiring 10/20/15	Bank of America	INR	238,157	3,697,520	3,614,650	(82,870)
Expiring 10/20/15	JPMorgan Chase	INR	122,647	1,908,016	1,861,488	(46,528)
Expiring 11/18/15	Standard Chartered PLC	INR	84,847	1,301,827	1,280,721	(21,106)
Israeli Shekel,
Expiring 10/15/15	Deutsche Bank AG	ILS	20,134	5,116,731	5,133,154	16,423
Expiring 10/15/15	Morgan Stanley	ILS	10,967	2,885,000	2,796,077	(88,923)
Expiring 11/30/15	BNP Paribas	ILS	1,336	351,254	340,831	(10,423)
Expiring 11/30/15	Citigroup Global Markets	ILS	7,783	2,044,048	1,985,576	(58,472)
Expiring 11/30/15	Morgan Stanley	ILS	1,473	382,000	375,857	(6,143)
Japanese Yen,
Expiring 10/02/15	Morgan Stanley	JPY	2,257,336	18,795,470	18,817,085	21,615
Expiring 10/16/15	Bank of America	JPY	146,460	1,188,500	1,221,097	32,597
Expiring 10/16/15	Barclays Capital Group	JPY	158,462	1,278,074	1,321,162	43,088
Expiring 11/12/15	Goldman Sachs & Co.	JPY	496,500	4,121,049	4,140,896	19,847
Expiring 11/12/15	Goldman Sachs & Co.	JPY	282,800	2,352,366	2,358,601	6,235
Expiring 11/12/15	Goldman Sachs & Co.	JPY	78,300	627,672	653,035	25,363
Expiring 11/12/15	Goldman Sachs & Co.	JPY	57,600	483,092	480,394	(2,698)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	47,100	389,902	392,823	2,921
Expiring 11/12/15	UBS AG	JPY	149,000	1,241,250	1,242,686	1,436

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/16/15	Barclays Capital Group	JPY	2,829,018	$23,806,368	$23,615,934	$(190,434)
Expiring 12/16/15	Barclays Capital Group	JPY	428,951	3,596,653	3,580,775	(15,878)
Expiring 12/16/15	Barclays Capital Group	JPY	233,981	1,961,875	1,953,214	(8,661)
Expiring 12/16/15	Barclays Capital Group	JPY	114,734	965,493	957,770	(7,723)
Expiring 12/16/15	Morgan Stanley	JPY	5,961,610	49,735,857	49,766,035	30,178
Expiring 12/16/15	Morgan Stanley	JPY	1,120,608	9,348,881	9,354,553	5,672
Expiring 12/16/15	Morgan Stanley	JPY	553,276	4,616,140	4,618,611	2,471
Expiring 12/16/15	Morgan Stanley	JPY	415,702	3,460,833	3,470,179	9,346
Expiring 12/16/15	UBS AG	JPY	62,500	511,989	521,735	9,746
Malaysian Ringgit,
Expiring 10/16/15	Bank of America	MYR	4,478	1,173,234	1,017,544	(155,690)
Expiring 10/16/15	Citigroup Global Markets	MYR	3,620	850,604	822,580	(28,024)
Expiring 10/16/15	Citigroup Global Markets	MYR	770	201,798	174,969	(26,829)
Expiring 10/20/15	Citigroup Global Markets	MYR	1,588	386,000	360,698	(25,302)
Expiring 10/20/15	Citigroup Global Markets	MYR	1,274	298,000	289,399	(8,601)
Expiring 10/20/15	JPMorgan Chase	MYR	3,985	921,969	905,203	(16,766)
Expiring 10/20/15	Standard Chartered PLC	MYR	4,915	1,160,140	1,116,510	(43,630)
Expiring 10/29/15	Bank of America	MYR	2,921	756,818	663,199	(93,619)
Mexican Peso,
Expiring 10/16/15	Bank of America	MXN	16,836	1,010,568	994,555	(16,013)
Expiring 10/16/15	Bank of America	MXN	561	35,474	33,162	(2,312)
Expiring 10/16/15	Barclays Capital Group	MXN	40,145	2,382,394	2,371,441	(10,953)
Expiring 10/16/15	Barclays Capital Group	MXN	18,871	1,196,887	1,114,754	(82,133)
Expiring 10/16/15	Barclays Capital Group	MXN	11,397	676,610	673,252	(3,358)
Expiring 10/16/15	Citigroup Global Markets	MXN	22,533	1,377,938	1,331,067	(46,871)
Expiring 12/18/15	Barclays Capital Group	MXN	3,363	196,988	197,657	669
Expiring 12/18/15	Barclays Capital Group	MXN	2,032	118,142	119,429	1,287
Expiring 12/18/15	Citigroup Global Markets	MXN	7,435	432,169	436,984	4,815
Expiring 12/18/15	Citigroup Global Markets	MXN	4,245	249,231	249,495	264
Expiring 12/18/15	Deutsche Bank AG	MXN	20,775	1,195,000	1,221,033	26,033
Expiring 12/18/15	JPMorgan Chase	MXN	16,894	980,000	992,940	12,940
Expiring 12/18/15	Morgan Stanley	MXN	2,629	151,000	154,511	3,511
Expiring 12/18/15	UBS AG	MXN	15,136	892,000	889,612	(2,388)
Expiring 12/18/15	UBS AG	MXN	7,465	437,163	438,747	1,584
New Zealand Dollar,
Expiring 10/02/15	Standard Chartered PLC	NZD	5,312	3,356,380	3,395,448	39,068
Expiring 11/12/15	JPMorgan Chase	NZD	2,258	1,424,061	1,438,917	14,856
Expiring 11/12/15	JPMorgan Chase	NZD	615	385,086	391,910	6,824
Expiring 11/12/15	Standard Chartered PLC	NZD	2,460	1,538,416	1,567,642	29,226
Expiring 12/16/15	Barclays Capital Group	NZD	2,774	1,752,433	1,763,073	10,640
Expiring 12/16/15	Morgan Stanley	NZD	101,665	63,402,550	64,628,139	1,225,589
Expiring 12/16/15	Morgan Stanley	NZD	32,076	20,004,101	20,390,786	386,685
Expiring 12/16/15	Morgan Stanley	NZD	2,068	1,287,253	1,314,328	27,075
Norwegian Krone,
Expiring 10/02/15	Credit Suisse First Boston Corp.	NOK	3,343	409,113	392,678	(16,435)
Expiring 11/13/15	Citigroup Global Markets	NOK	8,577	1,046,825	1,006,762	(40,063)
Expiring 12/16/15	Barclays Capital Group	NOK	500,732	60,462,619	58,745,252	(1,717,367)
Expiring 12/16/15	Barclays Capital Group	NOK	362,102	43,723,237	42,481,332	(1,241,905)
Expiring 12/16/15	Barclays Capital Group	NOK	82,890	10,001,321	9,724,492	(276,829)
Expiring 12/16/15	Barclays Capital Group	NOK	42,395	4,991,497	4,973,670	(17,827)
Expiring 12/16/15	Barclays Capital Group	NOK	24,349	3,003,001	2,856,565	(146,436)
Expiring 12/16/15	Barclays Capital Group	NOK	20,560	2,480,775	2,412,109	(68,666)
Expiring 12/16/15	Barclays Capital Group	NOK	12,389	1,527,988	1,453,479	(74,509)
Expiring 12/16/15	Morgan Stanley	NOK	39,518	4,644,757	4,636,209	(8,548)
Expiring 12/16/15	Morgan Stanley	NOK	24,607	2,892,160	2,886,837	(5,323)
Expiring 12/16/15	Morgan Stanley	NOK	22,088	2,659,515	2,591,335	(68,180)
Expiring 12/16/15	Morgan Stanley	NOK	10,094	1,215,329	1,184,173	(31,156)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	$406,761	$299,003	$(107,758)
Polish Zloty,
Expiring 10/16/15	Bank of America	PLN	2,071	539,716	544,699	4,983
Expiring 10/21/15	Morgan Stanley	PLN	922	240,415	242,546	2,131
Expiring 11/13/15	Bank of America	PLN	2,238	582,977	588,006	5,029
Russian Ruble,
Expiring 10/07/15	Morgan Stanley	RUB	4,534	68,995	69,247	252
Expiring 10/29/15	Credit Suisse First Boston Corp.	RUB	149,880	2,262,000	2,272,762	10,762
Expiring 11/18/15	Morgan Stanley	RUB	4,534	67,900	68,328	428
Singapore Dollar,
Expiring 10/09/15	Barclays Capital Group	SGD	1,203	847,283	845,094	(2,189)
Expiring 10/09/15	Citigroup Global Markets	SGD	867	604,783	608,815	4,032
Expiring 12/16/15	Barclays Capital Group	SGD	19,040	13,385,545	13,344,572	(40,973)
Expiring 12/16/15	Morgan Stanley	SGD	2,513	1,788,069	1,761,402	(26,667)
Expiring 12/16/15	Morgan Stanley	SGD	501	352,939	351,308	(1,631)
South African Rand,
Expiring 10/16/15	Citigroup Global Markets	ZAR	25,163	1,987,997	1,810,550	(177,447)
Expiring 10/16/15	Citigroup Global Markets	ZAR	20,761	1,641,297	1,493,840	(147,457)
South Korean Won,
Expiring 10/16/15	Bank of America	KRW	1,630,530	1,374,815	1,374,792	(23)
Expiring 10/16/15	Barclays Capital Group	KRW	1,484,060	1,312,456	1,251,294	(61,162)
Expiring 10/20/15	Citigroup Global Markets	KRW	523,848	445,725	441,618	(4,107)
Expiring 10/20/15	Credit Suisse First Boston Corp.	KRW	757,300	634,786	638,425	3,639
Expiring 10/20/15	Goldman Sachs & Co.	KRW	307,580	260,000	259,299	(701)
Expiring 12/11/15	JPMorgan Chase	KRW	797,879	666,900	671,570	4,670
Swedish Krona,
Expiring 11/12/15	JPMorgan Chase	SEK	53,830	6,406,363	6,437,738	31,375
Expiring 11/12/15	Standard Chartered PLC	SEK	1,755	211,521	209,888	(1,633)
Expiring 12/16/15	Morgan Stanley	SEK	357,961	42,794,774	42,848,913	54,139
Expiring 12/16/15	Morgan Stanley	SEK	105,527	12,615,923	12,631,883	15,960
Swiss Franc,
Expiring 12/16/15	Citigroup Global Markets	CHF	2	2,117	2,086	(31)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	59	61,301	60,434	(867)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	15	15,103	15,004	(99)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	6	6,510	6,460	(50)
Expiring 12/16/15	Morgan Stanley	CHF	9,551	9,818,616	9,828,715	10,099
Expiring 12/16/15	Morgan Stanley	CHF	1,752	1,800,581	1,802,433	1,852
Thai Baht,
Expiring 10/20/15	JPMorgan Chase	THB	30,745	845,580	846,453	873
Expiring 10/20/15	JPMorgan Chase	THB	23,606	650,294	649,891	(403)
Turkish Lira,
Expiring 10/16/15	Citigroup Global Markets	TRY	3,916	1,443,953	1,287,498	(156,455)
Expiring 10/16/15	Citigroup Global Markets	TRY	2,829	1,015,960	930,196	(85,764)
Expiring 10/16/15	Citigroup Global Markets	TRY	1,199	431,719	394,125	(37,594)
Expiring 10/16/15	Citigroup Global Markets	TRY	55	19,372	18,082	(1,290)

				$941,677,391	$935,202,849	(6,474,542)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/02/15	Morgan Stanley	AUD	6,555	$4,672,746	$4,600,225	$72,521
Expiring 11/03/15	Morgan Stanley	AUD	6,555	4,567,888	4,592,030	(24,142)
Expiring 11/12/15	Citigroup Global Markets	AUD	593	420,745	415,245	5,500
Expiring 11/12/15	Goldman Sachs & Co.	AUD	3,354	2,399,197	2,348,618	50,579

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/12/15	Goldman Sachs & Co.	AUD	422	$305,043	$295,503	$9,540
Expiring 11/12/15	Goldman Sachs & Co.	AUD	233	164,396	163,157	1,239
Expiring 12/16/15	Barclays Capital Group	AUD	2,616	1,817,179	1,828,166	(10,987)
Expiring 12/16/15	Morgan Stanley	AUD	3,195	2,287,951	2,233,381	54,570
Expiring 12/16/15	Morgan Stanley	AUD	2,708	1,939,208	1,892,956	46,252
Expiring 12/16/15	UBS AG	AUD	2,200	1,529,924	1,537,696	(7,772)
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	3,600	1,129,944	907,413	222,531
Expiring 10/02/15	BNP Paribas	BRL	1,744	450,000	439,641	10,359
Expiring 10/02/15	BNP Paribas	BRL	760	200,000	191,489	8,511
Expiring 10/02/15	BNP Paribas	BRL	564	142,000	142,028	(28)
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	1,745	450,000	439,868	10,132
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	1,335	360,000	336,423	23,577
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	479	130,000	120,634	9,366
Expiring 10/02/15	Deutsche Bank AG	BRL	45,904	11,554,271	11,570,503	(16,232)
Expiring 10/02/15	Deutsche Bank AG	BRL	4,463	1,127,454	1,124,804	2,650
Expiring 10/02/15	Deutsche Bank AG	BRL	4,224	1,054,409	1,064,687	(10,278)
Expiring 10/02/15	Deutsche Bank AG	BRL	2,019	515,000	508,857	6,143
Expiring 10/02/15	Deutsche Bank AG	BRL	1,575	389,000	396,910	(7,910)
Expiring 10/02/15	Deutsche Bank AG	BRL	1,414	343,000	356,277	(13,277)
Expiring 10/02/15	Deutsche Bank AG	BRL	1,162	281,000	292,897	(11,897)
Expiring 10/02/15	Deutsche Bank AG	BRL	1,069	269,000	269,432	(432)
Expiring 10/02/15	Deutsche Bank AG	BRL	969	248,000	244,204	3,796
Expiring 10/02/15	Deutsche Bank AG	BRL	838	218,000	211,223	6,777
Expiring 10/02/15	Deutsche Bank AG	BRL	792	206,000	199,570	6,430
Expiring 10/02/15	Deutsche Bank AG	BRL	690	180,000	173,815	6,185
Expiring 10/02/15	Deutsche Bank AG	BRL	583	150,000	146,955	3,045
Expiring 10/02/15	Deutsche Bank AG	BRL	383	101,000	96,498	4,502
Expiring 10/02/15	Goldman Sachs & Co.	BRL	19,100	7,211,085	4,814,325	2,396,760
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,336	606,000	588,919	17,081
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,040	525,000	514,106	10,894
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,623	418,000	408,957	9,043
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,531	396,000	385,986	10,014
Expiring 10/02/15	Goldman Sachs & Co.	BRL	538	148,000	135,491	12,509
Expiring 10/02/15	Goldman Sachs & Co.	BRL	101	26,000	25,356	644
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	701	181,000	176,560	4,440
Expiring 10/02/15	JPMorgan Chase	BRL	13,336	3,704,180	3,361,358	342,822
Expiring 10/02/15	JPMorgan Chase	BRL	3,300	1,079,307	831,790	247,517
Expiring 10/02/15	JPMorgan Chase	BRL	1,443	355,000	363,740	(8,740)
Expiring 10/02/15	Morgan Stanley	BRL	7,038	1,771,466	1,773,955	(2,489)
Expiring 10/02/15	UBS AG	BRL	8,500	3,297,513	2,142,500	1,155,013
Expiring 11/04/15	Barclays Capital Group	BRL	1,777	444,000	442,550	1,450
Expiring 11/04/15	Credit Suisse First Boston Corp.	BRL	2,667	661,000	664,242	(3,242)
Expiring 11/04/15	Deutsche Bank AG	BRL	30,856	7,624,327	7,686,418	(62,091)
Expiring 11/13/15	Bank of America	BRL	8,384	2,176,617	2,081,696	94,921
Expiring 12/15/15	Bank of America	BRL	9,081	2,268,984	2,229,298	39,686
Expiring 12/16/15	Citigroup Global Markets	BRL	25	6,577	6,136	441
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	25	6,577	6,136	441
Expiring 01/05/16	Citigroup Global Markets	BRL	1,348	403,699	328,763	74,936
Expiring 01/05/16	Citigroup Global Markets	BRL	268	80,437	65,367	15,070
Expiring 01/05/16	JPMorgan Chase	BRL	32,600	10,943,637	7,948,222	2,995,415
Expiring 01/05/16	JPMorgan Chase	BRL	5,200	1,814,059	1,267,815	546,244
Expiring 04/01/16	Citigroup Global Markets	BRL	11,544	3,469,944	2,739,165	730,779
Expiring 04/04/16	Citigroup Global Markets	BRL	19,200	5,668,733	4,552,332	1,116,401
Expiring 04/04/16	JPMorgan Chase	BRL	4,768	1,430,000	1,130,406	299,594
Expiring 04/04/16	JPMorgan Chase	BRL	2,231	700,000	528,865	171,135
Expiring 10/04/16	Bank of America	BRL	4,100	1,036,531	930,739	105,792
Expiring 10/04/16	Bank of America	BRL	1,400	355,240	317,814	37,426

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/04/16	JPMorgan Chase	BRL	1,300	$328,449	$295,113	$33,336
British Pound,
Expiring 10/02/15	Hong Kong & Shanghai Bank	GBP	24,228	38,079,971	36,650,439	1,429,532
Expiring 10/02/15	Hong Kong & Shanghai Bank	GBP	5,654	8,886,584	8,552,979	333,605
Expiring 10/16/15	Bank of America	GBP	366	566,701	552,977	13,724
Expiring 11/03/15	Morgan Stanley	GBP	23,189	35,145,877	35,073,215	72,662
Expiring 11/03/15	Morgan Stanley	GBP	5,654	8,569,356	8,551,639	17,717
Expiring 11/12/15	Citigroup Global Markets	GBP	164	253,524	248,036	5,488
Expiring 11/12/15	Goldman Sachs & Co.	GBP	321	492,352	485,486	6,866
Expiring 11/12/15	JPMorgan Chase	GBP	252	385,809	381,129	4,680
Expiring 12/16/15	Barclays Capital Group	GBP	18,212	27,760,759	27,541,865	218,894
Expiring 12/16/15	Barclays Capital Group	GBP	15,050	22,941,167	22,760,275	180,892
Expiring 12/16/15	Barclays Capital Group	GBP	7,473	11,453,009	11,300,878	152,131
Expiring 12/16/15	Barclays Capital Group	GBP	453	693,728	684,513	9,215
Expiring 12/16/15	Morgan Stanley	GBP	17,832	27,398,666	26,966,556	432,110
Expiring 12/16/15	Morgan Stanley	GBP	3,121	4,857,183	4,719,577	137,606
Expiring 12/16/15	Morgan Stanley	GBP	3,104	4,769,730	4,694,506	75,224
Canadian Dollar,
Expiring 10/02/15	JPMorgan Chase	CAD	9,724	7,345,980	7,286,548	59,432
Expiring 11/03/15	JPMorgan Chase	CAD	9,724	7,295,169	7,285,353	9,816
Expiring 12/16/15	Barclays Capital Group	CAD	49,089	37,135,778	36,772,578	363,200
Expiring 12/16/15	Barclays Capital Group	CAD	9,028	6,829,746	6,762,949	66,797
Expiring 12/16/15	Citigroup Global Markets	CAD	1,745	1,318,183	1,307,395	10,788
Expiring 12/16/15	Citigroup Global Markets	CAD	376	284,234	281,284	2,950
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	1,745	1,318,182	1,307,394	10,788
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	1,260	945,468	943,865	1,603
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	376	284,234	281,284	2,950
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	149	112,988	111,803	1,185
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	105	79,428	78,431	997
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	84	64,066	63,220	846
Expiring 12/16/15	Morgan Stanley	CAD	7,803	5,887,732	5,845,144	42,588
Expiring 12/16/15	Morgan Stanley	CAD	2,213	1,650,110	1,657,668	(7,558)
Expiring 12/16/15	Morgan Stanley	CAD	1,415	1,054,892	1,059,723	(4,831)
Chinese Yuan,
Expiring 10/16/15	Bank of America	CNY	18,060	2,809,583	2,837,086	(27,503)
Expiring 10/16/15	Bank of America	CNY	12,480	1,924,144	1,960,511	(36,367)
Expiring 10/16/15	Barclays Capital Group	CNY	9,020	1,442,392	1,416,972	25,420
Expiring 11/16/15	Credit Suisse First Boston Corp.	CNY	5,619	866,701	880,545	(13,844)
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	1,680	260,191	263,328	(3,137)
Colombian Peso,
Expiring 10/16/15	Citigroup Global Markets	COP	4,288,670	1,480,000	1,386,272	93,728
Expiring 10/16/15	Citigroup Global Markets	COP	4,264,200	1,380,000	1,378,362	1,638
Expiring 10/16/15	Citigroup Global Markets	COP	4,020,350	1,442,019	1,299,540	142,479
Expiring 10/16/15	Citigroup Global Markets	COP	3,583,871	1,213,637	1,158,452	55,185
Expiring 10/16/15	Citigroup Global Markets	COP	3,563,137	1,208,253	1,151,751	56,502
Expiring 10/16/15	Citigroup Global Markets	COP	3,242,000	1,075,237	1,047,946	27,291
Expiring 10/16/15	Citigroup Global Markets	COP	1,216,041	431,679	393,073	38,606
Expiring 10/16/15	Citigroup Global Markets	COP	617,340	204,208	199,550	4,658
Danish Krone,
Expiring 10/01/15	UBS AG	DKK	10,864	1,665,236	1,627,030	38,206
Expiring 01/04/16	Deutsche Bank AG	DKK	75,927	11,777,106	11,399,544	377,562
Expiring 01/04/16	Deutsche Bank AG	DKK	35,911	5,540,111	5,391,613	148,498
Euro,
Expiring 10/02/15	Citigroup Global Markets	EUR	2,422	2,704,635	2,706,439	(1,804)
Expiring 10/02/15	Citigroup Global Markets	EUR	893	997,481	997,873	(392)
Expiring 10/02/15	Credit Suisse First Boston Corp.	EUR	11,687	13,317,453	13,059,573	257,880
Expiring 10/02/15	Goldman Sachs & Co.	EUR	1,049	1,184,243	1,172,194	12,049
Expiring 10/02/15	JPMorgan Chase	EUR	1,032	1,187,896	1,153,197	34,699

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/15	Morgan Stanley	EUR	84,528	$96,282,710	$94,454,873	$1,827,837
Expiring 10/16/15	Barclays Capital Group	EUR	10,510	11,580,706	11,746,770	(166,064)
Expiring 10/16/15	Barclays Capital Group	EUR	1,184	1,331,947	1,323,328	8,619
Expiring 10/16/15	Citigroup Global Markets	EUR	5,223	5,761,857	5,837,620	(75,763)
Expiring 11/03/15	UBS AG	EUR	86,697	97,033,622	96,926,181	107,441
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	38,666	5,958
Expiring 11/12/15	Citigroup Global Markets	EUR	24,094	26,262,821	26,940,760	(677,939)
Expiring 11/12/15	Citigroup Global Markets	EUR	728	818,581	814,014	4,567
Expiring 11/12/15	JPMorgan Chase	EUR	661	760,701	739,098	21,603
Expiring 11/13/15	Bank of America	EUR	5,520	6,031,300	6,172,510	(141,210)
Expiring 11/13/15	Bank of America	EUR	120	137,538	134,180	3,358
Expiring 11/13/15	Citigroup Global Markets	EUR	1,491	1,620,028	1,667,097	(47,069)
Expiring 12/16/15	Barclays Capital Group	EUR	5,050	5,626,682	5,650,975	(24,293)
Expiring 12/16/15	Barclays Capital Group	EUR	4,852	5,516,004	5,429,535	86,469
Expiring 12/16/15	Barclays Capital Group	EUR	4,225	4,731,612	4,727,325	4,287
Expiring 12/16/15	Barclays Capital Group	EUR	3,239	3,608,603	3,624,183	(15,580)
Expiring 12/16/15	Barclays Capital Group	EUR	3,234	3,676,757	3,619,120	57,637
Expiring 12/16/15	Barclays Capital Group	EUR	3,057	3,431,120	3,419,983	11,137
Expiring 12/16/15	Barclays Capital Group	EUR	2,044	2,293,955	2,286,509	7,446
Expiring 12/16/15	Barclays Capital Group	EUR	1,135	1,271,236	1,270,084	1,152
Expiring 12/16/15	Citigroup Global Markets	EUR	621	691,170	694,442	(3,272)
Expiring 12/16/15	Citigroup Global Markets	EUR	481	541,854	538,558	3,296
Expiring 12/16/15	Citigroup Global Markets	EUR	481	541,138	538,557	2,581
Expiring 12/16/15	Credit Suisse First Boston Corp.	EUR	621	691,169	694,441	(3,272)
Expiring 12/16/15	Credit Suisse First Boston Corp.	EUR	481	541,852	538,556	3,296
Expiring 12/16/15	Credit Suisse First Boston Corp.	EUR	481	541,139	538,558	2,581
Expiring 12/16/15	Morgan Stanley	EUR	9,169	10,302,972	10,259,020	43,952
Expiring 12/16/15	Morgan Stanley	EUR	6,520	7,326,189	7,294,936	31,253
Expiring 12/16/15	Morgan Stanley	EUR	3,970	4,438,131	4,442,529	(4,398)
Expiring 12/16/15	Morgan Stanley	EUR	3,102	3,458,357	3,471,374	(13,017)
Expiring 12/16/15	Morgan Stanley	EUR	2,723	3,084,016	3,046,740	37,276
Expiring 12/16/15	Morgan Stanley	EUR	1,824	2,066,062	2,041,090	24,972
Expiring 12/16/15	UBS AG	EUR	10,625	11,899,558	11,888,698	10,860
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	2,945	541
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	2,981	520
Hungarian Forint,
Expiring 10/21/15	Deutsche Bank AG	HUF	255,500	898,022	910,462	(12,440)
Indian Rupee,
Expiring 10/16/15	Bank of America	INR	181,545	2,769,367	2,757,478	11,889
Expiring 10/16/15	Citigroup Global Markets	INR	94,462	1,458,422	1,434,779	23,643
Expiring 10/20/15	Hong Kong & Shanghai Bank	INR	14,510	214,000	220,233	(6,233)
Expiring 10/20/15	JPMorgan Chase	INR	25,853	401,000	392,378	8,622
Expiring 10/20/15	JPMorgan Chase	INR	15,465	234,000	234,722	(722)
Expiring 10/20/15	Standard Chartered PLC	INR	23,911	360,000	362,914	(2,914)
Expiring 10/30/15	Standard Chartered PLC	INR	7,326	110,000	110,983	(983)
Expiring 11/02/15	Hong Kong & Shanghai Bank	INR	42,656	640,000	645,836	(5,836)
Expiring 11/02/15	JPMorgan Chase	INR	17,264	260,000	261,379	(1,379)
Expiring 11/18/15	Deutsche Bank AG	INR	32,091	483,629	484,402	(773)
Expiring 11/18/15	JPMorgan Chase	INR	123,708	1,901,890	1,867,323	34,567
Israeli Shekel,
Expiring 10/15/15	Citigroup Global Markets	ILS	31,102	8,243,227	7,929,231	313,996
Expiring 12/17/15	Deutsche Bank AG	ILS	20,134	5,121,546	5,138,308	(16,762)
Japanese Yen,
Expiring 10/02/15	Hong Kong & Shanghai Bank	JPY	2,257,336	18,895,826	18,817,085	78,741
Expiring 10/02/15	Hong Kong & Shanghai Bank	JPY	150,960	1,263,664	1,258,398	5,266

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/16/15	Barclays Capital Group	JPY	2,541,310	$20,647,124	$21,187,939	$(540,815)
Expiring 11/04/15	Morgan Stanley	JPY	2,257,336	18,803,220	18,824,731	(21,511)
Expiring 11/04/15	Morgan Stanley	JPY	150,960	1,257,471	1,258,910	(1,439)
Expiring 11/12/15	Citigroup Global Markets	JPY	455,500	3,787,690	3,798,949	(11,259)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	499,400	4,138,097	4,165,083	(26,986)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	248,200	1,992,695	2,070,031	(77,336)
Expiring 11/13/15	Bank of America	JPY	362,580	2,915,450	3,024,017	(108,567)
Expiring 11/13/15	Bank of America	JPY	20,000	165,976	166,806	(830)
Expiring 11/13/15	Citigroup Global Markets	JPY	56,500	454,705	471,226	(16,521)
Expiring 12/16/15	Barclays Capital Group	JPY	588,437	4,913,170	4,912,122	1,048
Expiring 12/16/15	Barclays Capital Group	JPY	262,779	2,190,283	2,193,615	(3,332)
Expiring 12/16/15	Barclays Capital Group	JPY	219,956	1,836,530	1,836,138	392
Expiring 12/16/15	Barclays Capital Group	JPY	179,352	1,494,909	1,497,183	(2,274)
Expiring 12/16/15	Morgan Stanley	JPY	188,705	1,574,415	1,575,258	(843)
Expiring 12/16/15	Morgan Stanley	JPY	103,178	866,489	861,307	5,182
Malaysian Ringgit,
Expiring 10/16/15	Bank of America	MYR	6,336	1,599,596	1,439,741	159,855
Expiring 10/16/15	Bank of America	MYR	5,774	1,420,418	1,312,037	108,381
Expiring 10/20/15	Credit Suisse First Boston Corp.	MYR	843	199,608	191,444	8,164
Expiring 10/20/15	Hong Kong & Shanghai Bank	MYR	2,626	634,048	596,592	37,456
Expiring 10/20/15	JPMorgan Chase	MYR	3,032	772,000	688,864	83,136
Expiring 10/20/15	UBS AG	MYR	5,275	1,283,515	1,198,361	85,154
Mexican Peso,
Expiring 10/16/15	Bank of America	MXN	39,427	2,411,983	2,329,027	82,956
Expiring 10/16/15	Bank of America	MXN	16,836	1,017,635	994,556	23,079
Expiring 10/16/15	Bank of America	MXN	12,458	736,023	735,935	88
Expiring 10/16/15	Bank of America	MXN	12,155	741,586	717,986	23,600
Expiring 10/16/15	Barclays Capital Group	MXN	11,963	721,045	706,660	14,385
Expiring 10/16/15	Citigroup Global Markets	MXN	44,833	2,829,513	2,648,391	181,122
Expiring 10/16/15	Citigroup Global Markets	MXN	22,533	1,392,182	1,331,066	61,116
Expiring 10/16/15	Citigroup Global Markets	MXN	13,610	808,761	803,968	4,793
Expiring 10/16/15	Citigroup Global Markets	MXN	4,874	295,113	287,895	7,218
Expiring 10/19/15	Bank of America	MXN	12,208	770,000	720,982	49,018
Expiring 11/13/15	Barclays Capital Group	MXN	3,253	197,030	191,724	5,306
Expiring 12/18/15	BNP Paribas	MXN	124,969	7,343,560	7,344,921	(1,361)
Expiring 12/18/15	BNP Paribas	MXN	52,015	3,056,568	3,057,134	(566)
Expiring 12/18/15	Credit Suisse First Boston Corp.	MXN	76,224	4,477,435	4,479,975	(2,540)
Expiring 12/18/15	Credit Suisse First Boston Corp.	MXN	13,084	768,538	768,974	(436)
Expiring 12/18/15	Deutsche Bank AG	MXN	10,283	600,000	604,343	(4,343)
Expiring 12/18/15	Deutsche Bank AG	MXN	8,103	472,000	476,215	(4,215)
Expiring 12/18/15	Deutsche Bank AG	MXN	2,986	177,000	175,504	1,496
Expiring 12/18/15	Goldman Sachs & Co.	MXN	19,687	1,180,000	1,157,082	22,918
Expiring 12/18/15	Hong Kong & Shanghai Bank	MXN	6,063	359,000	356,324	2,676
Expiring 12/18/15	Royal Bank of Scotland Group PLC	MXN	5,578	327,000	327,829	(829)
Expiring 12/18/15	UBS AG	MXN	10,004	582,000	587,974	(5,974)
New Taiwanese Dollar,
Expiring 10/20/15	Deutsche Bank AG	TWD	6,185	190,000	187,831	2,169
Expiring 10/20/15	Hong Kong & Shanghai Bank	TWD	6,186	190,000	187,889	2,111
Expiring 11/16/15	Bank of America	TWD	80,314	2,544,414	2,439,608	104,806
New Zealand Dollar,
Expiring 10/02/15	Hong Kong & Shanghai Bank	NZD	5,312	3,420,151	3,395,448	24,703
Expiring 11/03/15	Standard Chartered PLC	NZD	5,312	3,348,423	3,387,277	(38,854)
Expiring 11/12/15	Bank of America	NZD	1,452	917,584	925,291	(7,707)
Expiring 11/13/15	Citigroup Global Markets	NZD	2,215	1,435,843	1,411,470	24,373
Expiring 12/16/15	Barclays Capital Group	NZD	138,351	87,477,436	87,948,815	(471,379)
Expiring 12/16/15	Barclays Capital Group	NZD	55,370	35,009,688	35,198,340	(188,652)
Expiring 12/16/15	Barclays Capital Group	NZD	7,050	4,447,377	4,481,307	(33,930)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/16/15	Barclays Capital Group	NZD	5,482	$3,469,732	$3,484,918	$(15,186)
Expiring 12/16/15	Barclays Capital Group	NZD	3,468	2,194,995	2,204,602	(9,607)
Expiring 12/16/15	Morgan Stanley	NZD	4,110	2,576,876	2,612,882	(36,006)
Expiring 12/16/15	Morgan Stanley	NZD	1,901	1,183,649	1,208,545	(24,896)
Expiring 12/16/15	Morgan Stanley	NZD	1,191	746,436	756,866	(10,430)
Norwegian Krone,
Expiring 10/02/15	Credit Suisse First Boston Corp.	NOK	3,343	428,557	392,678	35,879
Expiring 12/16/15	Citigroup Global Markets	NOK	180	21,753	21,062	691
Expiring 12/16/15	Citigroup Global Markets	NOK	157	19,145	18,434	711
Expiring 12/16/15	Citigroup Global Markets	NOK	152	18,321	17,785	536
Expiring 12/16/15	Citigroup Global Markets	NOK	147	17,747	17,243	504
Expiring 12/16/15	Citigroup Global Markets	NOK	96	11,451	11,202	249
Expiring 12/16/15	Citigroup Global Markets	NOK	47	5,725	5,565	160
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	180	21,753	21,062	691
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	157	19,145	18,434	711
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	152	18,320	17,784	536
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	147	17,747	17,243	504
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	96	11,451	11,202	249
Expiring 12/16/15	Credit Suisse First Boston Corp.	NOK	47	5,725	5,565	160
Expiring 12/16/15	Morgan Stanley	NOK	248,421	29,946,757	29,144,454	802,303
Expiring 12/16/15	Morgan Stanley	NOK	190,891	23,011,609	22,395,106	616,503
Expiring 12/16/15	Morgan Stanley	NOK	1,463	173,066	171,634	1,432
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	299,003	130,856
Peruvian Nuevo Sol,
Expiring 10/16/15	Citigroup Global Markets	PEN	3,283	1,015,961	1,010,559	5,402
Polish Zloty,
Expiring 10/16/15	Bank of America	PLN	9,027	2,398,604	2,374,253	24,351
Expiring 10/16/15	Barclays Capital Group	PLN	640	170,037	168,328	1,709
Expiring 10/16/15	Citigroup Global Markets	PLN	349	92,835	91,791	1,044
Russian Ruble,
Expiring 10/07/15	Morgan Stanley	RUB	4,534	68,804	69,247	(443)
Expiring 10/16/15	Bank of America	RUB	48,402	819,049	737,044	82,005
Expiring 10/16/15	Bank of America	RUB	33,353	484,078	507,888	(23,810)
Singapore Dollar,
Expiring 10/09/15	Bank of America	SGD	285	201,367	200,209	1,158
Expiring 10/09/15	Barclays Capital Group	SGD	278	197,289	195,292	1,997
Expiring 10/09/15	Hong Kong & Shanghai Bank	SGD	314	220,000	220,339	(339)
Expiring 10/09/15	JPMorgan Chase	SGD	920	657,331	646,291	11,040
Expiring 10/09/15	JPMorgan Chase	SGD	268	190,917	188,267	2,650
Expiring 12/10/15	Citigroup Global Markets	SGD	867	603,037	607,538	(4,501)
Expiring 12/16/15	Barclays Capital Group	SGD	20,319	14,284,214	14,240,490	43,724
Expiring 12/16/15	Morgan Stanley	SGD	50,312	35,425,357	35,261,677	163,680
Expiring 12/16/15	Morgan Stanley	SGD	5,355	3,754,077	3,752,763	1,314
Expiring 12/16/15	Morgan Stanley	SGD	4,956	3,468,391	3,473,565	(5,174)
Expiring 12/16/15	Morgan Stanley	SGD	2,510	1,787,412	1,758,927	28,485
Expiring 12/16/15	Morgan Stanley	SGD	1,489	1,060,551	1,043,650	16,901
Expiring 12/16/15	Morgan Stanley	SGD	587	411,525	411,381	144
South African Rand,
Expiring 10/16/15	Barclays Capital Group	ZAR	45,920	3,663,869	3,304,119	359,750
Expiring 10/21/15	Deutsche Bank AG	ZAR	2,161	171,748	155,376	16,372
South Korean Won,
Expiring 10/16/15	Bank of America	KRW	1,679,752	1,411,556	1,416,293	(4,737)
Expiring 10/16/15	Bank of America	KRW	1,594,590	1,334,430	1,344,489	(10,059)
Expiring 10/16/15	Bank of America	KRW	1,484,062	1,312,864	1,251,295	61,569
Expiring 10/20/15	Citigroup Global Markets	KRW	690,584	587,596	582,182	5,414
Expiring 10/20/15	Credit Suisse First Boston Corp.	KRW	514,816	431,531	434,005	(2,474)
Expiring 10/20/15	Goldman Sachs & Co.	KRW	548,457	456,667	462,365	(5,698)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/20/15	Hong Kong & Shanghai Bank	KRW	708,374	$623,048	$597,180	$25,868
Expiring 10/20/15	JPMorgan Chase	KRW	810,428	689,011	683,214	5,797
Expiring 10/20/15	JPMorgan Chase	KRW	107,298	90,000	90,455	(455)
Swedish Krona,
Expiring 11/12/15	Goldman Sachs & Co.	SEK	78,255	8,963,790	9,358,818	(395,028)
Expiring 12/16/15	Barclays Capital Group	SEK	591,259	70,268,894	70,775,339	(506,445)
Expiring 12/16/15	Barclays Capital Group	SEK	254,569	30,254,496	30,472,547	(218,051)
Expiring 12/16/15	Barclays Capital Group	SEK	38,021	4,524,665	4,551,151	(26,486)
Expiring 12/16/15	Barclays Capital Group	SEK	14,990	1,785,897	1,794,360	(8,463)
Expiring 12/16/15	Barclays Capital Group	SEK	12,299	1,461,054	1,472,177	(11,123)
Expiring 12/16/15	Barclays Capital Group	SEK	8,454	1,004,267	1,011,913	(7,646)
Expiring 12/16/15	Barclays Capital Group	SEK	5,128	628,311	613,832	14,479
Expiring 12/16/15	Barclays Capital Group	SEK	3,655	447,873	437,552	10,321
Expiring 12/16/15	Morgan Stanley	SEK	59,917	7,133,339	7,172,165	(38,826)
Expiring 12/16/15	Morgan Stanley	SEK	8,633	1,041,803	1,033,389	8,414
Expiring 12/16/15	UBS AG	SEK	36,000	4,284,581	4,309,296	(24,715)
Swiss Franc,
Expiring 11/12/15	Deutsche Bank AG	CHF	246	250,830	252,792	(1,962)
Expiring 12/16/15	Barclays Capital Group	CHF	9,551	9,844,119	9,828,715	15,404
Expiring 12/16/15	Barclays Capital Group	CHF	1,752	1,805,258	1,802,433	2,825
Expiring 12/16/15	Citigroup Global Markets	CHF	9	9,605	9,633	(28)
Expiring 12/16/15	Citigroup Global Markets	CHF	8	8,127	8,136	(9)
Expiring 12/16/15	Citigroup Global Markets	CHF	8	8,129	8,142	(13)
Expiring 12/16/15	Citigroup Global Markets	CHF	8	8,127	8,028	99
Expiring 12/16/15	Citigroup Global Markets	CHF	8	8,127	8,053	74
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	9	9,606	9,634	(28)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	8	8,127	8,136	(9)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	8	8,128	8,141	(13)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	8	8,127	8,028	99
Expiring 12/16/15	Credit Suisse First Boston Corp.	CHF	8	8,127	8,053	74
Expiring 12/16/15	UBS AG	CHF	2,375	2,437,012	2,444,118	(7,106)
Thai Baht,
Expiring 10/20/15	Deutsche Bank AG	THB	50,452	1,401,436	1,388,993	12,443
Expiring 10/20/15	Standard Chartered PLC	THB	4,224	117,000	116,283	717
Turkish Lira,
Expiring 10/16/15	Citigroup Global Markets	TRY	7,944	2,809,947	2,611,820	198,127
Expiring 10/16/15	Citigroup Global Markets	TRY	55	19,472	18,083	1,389

				$ 1,320,113,665	$ 1,301,938,528	18,175,137

						$11,700,595

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
OTC cross currency exchange contracts:
11/16/15	Buy	INR	169,708	SGD	3,637	$11,296	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	229,600	07/01/16	15.820%	Brazilian	$155,398	$(2,152)	$157,550	BNP Paribas
				interbank
				overnight lending
				rate(1)
BRL	32,200	07/01/16	15.510%	Brazilian	7,742	(6,183)	13,925	Deutsche Bank AG
				interbank
				overnight lending
				rate(1)
BRL	5,400	01/02/18	13.730%	Brazilian	(44,034)	160	(44,194)	Credit Suisse First Boston Corp.
				interbank
				overnight lending
				rate(1)
BRL	5,400	01/02/18	13.403%	Brazilian	51,378	—	51,378	Hong Kong & Shanghai Bank
				interbank
				overnight lending
				rate(2)
BRL	32,940	01/04/21	12.490%	Brazilian	(687,863)	—	(687,863)	Bank of America
				interbank
				overnight lending
				rate(1)
BRL	4,800	01/04/21	13.450%	Brazilian	(62,905)	582	(63,487)	Hong Kong & Shanghai Bank
				interbank
				overnight lending
				rate(1)
BRL	4,200	01/04/21	14.560%	Brazilian	(22,608)	(139)	(22,469)	Hong Kong & Shanghai Bank
				interbank
				overnight lending
				rate(1)
BRL	4,000	01/04/21	14.500%	Brazilian	(23,131)	—	(23,131)	Deutsche Bank AG
				interbank
				overnight lending
				rate(1)
BRL	4,000	01/04/21	12.810%	Brazilian	72,129	(8,346)	80,475	Deutsche Bank AG
				interbank
				overnight lending
				rate(2)
BRL	2,300	01/04/21	14.500%	Brazilian	(13,300)	(140)	(13,160)	Hong Kong & Shanghai Bank
				interbank
				overnight lending
				rate(1)
BRL	2,000	01/04/21	13.421%	Brazilian	(26,614)	—	(26,614)	Hong Kong & Shanghai Bank
				interbank
				overnight lending
				rate(1)
BRL	600	01/04/21	14.560%	Brazilian	(3,230)	(41)	(3,189)	BNP Paribas
				interbank
				overnight lending
				rate(1)
BRL	600	01/04/21	13.450%	Brazilian	(7,863)	44	(7,907)	Deutsche Bank AG
				interbank
				overnight lending
				rate(1)
BRL	500	01/04/21	13.450%	Brazilian	(6,553)	36	(6,589)	Credit Suisse First Boston Corp.
				interbank
				overnight lending
				rate(1)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
EUR	100	08/15/18	0.655%	Inflation Floor	$(210)	$(133)	$(77)	Citigroup Global Markets
				Option, Inflation
				on the Eurostat
				Eurozone HICP(2)
EUR	300	09/15/18	0.605%	Inflation Floor	(64)	—	(64)	Deutsche Bank AG
				Option, Inflation
				on the Eurostat
				Eurozone HICP(2)
EUR	200	09/15/18	0.650%	Inflation Floor	(348)	(172)	(176)	Goldman Sachs & Co.
				Option, Inflation
				on the Eurostat
				Eurozone HICP(2)
EUR	200	09/15/18	0.615%	Inflation Floor	(111)	—	(111)	Credit Suisse First Boston Corp.
				Option, Inflation
				on the Eurostat
				Eurozone HICP(2)
EUR	100	09/15/18	0.640%	Inflation Floor	(140)	—	(140)	Citigroup Global Markets
				Option, Inflation
				on the Eurostat
				Eurozone HICP(2)
EUR	200	06/15/25	1.675%	Inflation Floor	9,520	—	9,520	Citigroup Global Markets
				Option, Inflation
				on the France
				Consumer Price
				Index(1)
EUR	700	06/18/25	1.625%	Inflation Floor	29,033	—	29,033	Goldman Sachs & Co.
				Option, Inflation
				on the France
				Consumer Price
				Index(1)
GBP	2,590	01/14/30	3.140%	FRC - Excluding	39,406	—	39,406	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	950	01/14/30	3.140%	FRC - Excluding	14,454	—	14,454	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	700	04/15/30	3.190%	FRC - Excluding	9,209	—	9,209	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	500	05/15/30	3.320%	FRC - Excluding	21,135	—	21,135	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	300	05/15/30	3.350%	FRC - Excluding	15,125	—	15,125	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	100	05/15/30	3.353%	FRC - Excluding	$5,110	$—	$5,110	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	1,300	06/15/30	3.400%	FRC - Excluding	74,030	(1,199)	75,229	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	400	06/15/30	3.430%	FRC - Excluding	26,066	279	25,787	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	300	06/15/30	3.400%	FRC - Excluding	17,084	934	16,150	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	200	06/15/30	3.430%	FRC - Excluding	13,033	56	12,977	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	200	06/15/30	3.400%	FRC - Excluding	11,389	940	10,449	BNP Paribas
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	100	06/15/30	3.430%	FRC - Excluding	6,517	(68)	6,585	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	1,200	08/15/30	3.325%	FRC - Excluding	36,796	(3,829)	40,625	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	400	08/15/30	3.350%	FRC - Excluding	14,966	(4,559)	19,525	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	400	08/15/30	3.325%	FRC - Excluding	12,265	(1,333)	13,598	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	400	08/15/30	3.325%	FRC - Excluding	12,265	798	11,467	Deutsche Bank AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	200	09/15/30	3.275%	FRC - Excluding	$3,258	$—	$3,258	Citigroup Global Markets
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
GBP	200	04/15/35	3.358%	FRC - Excluding	2,505	—	2,505	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
GBP	100	04/15/35	3.335%	FRC - Excluding	394	54	340	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
GBP	100	11/15/44	3.550%	FRC - Excluding	13,199	394	12,805	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
GBP	600	01/12/45	3.328%	FRC - Excluding	(16,984)	6,582	(23,566)	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
GBP	100	01/12/45	3.328%	FRC - Excluding	(2,831)	1,097	(3,928)	Credit Suisse First Boston Corp.
				Tobacco -
				Non-Revised
				Consumer Price Index(1)
MXN	4,000	02/09/29	7.380%	28 day Mexican	14,114	19,511	(5,397)	Hong Kong & Shanghai Bank
				Interbank Rate(1)
	2,700	04/15/16	1.730%	Inflation Floor	(75,450)	(5,730)	(69,720)	Goldman Sachs & Co.
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,600	10/23/16	1.935%	Inflation Floor	(53,072)	(2,655)	(50,417)	Royal Bank of Scotland Group PLC
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	2,400	10/31/16	1.930%	Inflation Floor	(79,447)	—	(79,447)	Royal Bank of Scotland Group PLC
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,300	11/05/16	1.860%	Inflation Floor	(40,206)	—	(40,206)	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,300	11/29/16	1.825%	Inflation Floor	(38,667)	(450)	(38,217)	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,200	11/29/16	1.845%	Inflation Floor	(36,434)	—	(36,434)	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
700	11/29/16	1.825%	Inflation Floor	$(20,821)	$(153)	$(20,668)	BNP Paribas
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
2,500	02/10/17	1.930%	Inflation Floor	(74,971)	—	(74,971)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
800	02/12/17	2.415%	Inflation Floor	(45,819)	87	(45,906)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,800	04/15/17	1.908%	Inflation Floor	(70,822)	—	(70,822)	Barclays Capital Group
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
4,500	07/15/17	2.250%	Inflation Floor	(283,689)	8,389	(292,078)	Royal Bank of Scotland Group PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,300	07/15/17	2.250%	Inflation Floor	(81,955)	1,092	(83,047)	BNP Paribas
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
600	10/01/18	2.175%	Inflation Floor	(33,375)	(374)	(33,001)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
900	11/01/18	2.173%	Inflation Floor	(50,208)	—	(50,208)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
250	03/04/19	1.725%	Inflation Floor	(5,016)	—	(5,016)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
800	05/08/23	2.560%	Inflation Floor	(97,839)	—	(97,839)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)

				$(1,319,060)	$3,379	$(1,322,439)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	4,970	03/16/26	1.000%	6 Month Euribor(1)	$64,399	$28,792	$(35,607)
EUR	330	03/16/46	1.500%	6 Month Euribor(1)	10,578	(5,328)	(15,906)
GBP	43,300	03/16/18	1.500%	6 Month LIBOR(1)	(181,667)	(529,239)	(347,572)
GBP	8,900	12/17/19	2.250%	6 Month LIBOR(1)	(633,028)	(582,040)	50,988
GBP	1,000	03/18/25	2.750%	6 Month LIBOR(1)	(109,443)	(129,698)	(20,255)
GBP	3,560	09/16/25	2.000%	6 Month LIBOR(1)	91,958	(88,283)	(180,241)
GBP	1,280	03/18/45	2.000%	6 Month LIBOR(1)	(45,427)	30,233	75,660
GBP	1,900	09/16/45	2.000%	6 Month LIBOR(1)	204,145	45,897	(158,248)
GBP	100	03/16/46	2.250%	6 Month LIBOR(1)	(519)	(5,491)	(4,972)
JPY	1,410,000	12/20/19	0.250%	6 Month LIBOR(1)	7,224	46,407	39,183
JPY	410,000	09/18/20	0.500%	6 Month LIBOR(1)	39,980	51,669	11,689

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.):
JPY	1,171,740	07/22/24	0.678%	6 Month LIBOR(2)	$—	$(218,099)	$(218,099)
JPY	7,630,000	06/19/33	1.500%	6 Month LIBOR(1)	5,354,967	5,298,066	(56,901)
JPY	500,000	06/17/35	1.250%	6 Month LIBOR(1)	(24,955)	111,663	136,618
MXN	55,500	06/11/20	5.535%	28 Day Mexican Interbank Rate(1)	27,677	31,308	3,631
MXN	25,000	11/17/21	5.430%	28 Day Mexican Interbank Rate(1)	(41,814)	(25,661)	16,153
MXN	26,700	07/13/22	5.940%	28 Day Mexican Interbank Rate(1)	—	(2,231)	(2,231)
MXN	49,100	09/02/22	5.500%	28 Day Mexican Interbank Rate(1)	(91,297)	(71,911)	19,386
MXN	51,900	09/16/22	5.975%	28 Day Mexican Interbank Rate(1)	—	8,416	8,416
MXN	107,100	06/05/25	6.530%	28 Day Mexican Interbank Rate(1)	88,572	100,655	12,083
MXN	22,900	07/10/25	6.390%	28 day Mexican Interbank Rate(1)	2,404	2,777	373
SEK	38,200	03/18/25	1.000%	3 Month STIBOR(1)	(11,634)	(94,901)	(83,267)
	90,200	12/16/16	1.250%	3 Month LIBOR(1)	(328,069)	(586,904)	(258,835)
	9,200	12/16/17	1.500%	3 Month LIBOR(1)	(59,444)	(116,506)	(57,062)
	1,100	12/16/17	1.500%	3 Month LIBOR(1)	(4,840)	(13,930)	(9,090)
	1,300	12/16/20	2.000%	3 Month LIBOR(1)	(31,889)	(32,297)	(408)
	1,200	12/16/20	2.000%	3 Month LIBOR(1)	5,342	(29,812)	(35,154)
	80,300	06/17/22	2.500%	3 Month LIBOR(1)	(2,193,337)	(4,890,321)	(2,696,984)
	41,125	07/31/22	2.030%	3 Month LIBOR(2)	(48,329)	(749,804)	(701,475)
	5,200	08/31/22	1.900%	3 Month LIBOR(2)	—	(47,984)	(47,984)
	3,700	12/16/22	2.250%	3 Month LIBOR(1)	34,601	(114,976)	(149,577)
	400	12/16/22	2.250%	3 Month LIBOR(1)	2,777	12,430	9,653
	7,900	06/17/25	2.750%	3 Month LIBOR(1)	(305,312)	(608,284)	(302,972)
	4,600	08/05/25	2.350%	3 Month LIBOR(1)	—	(157,916)	(157,916)
	900	09/16/25	2.233%	3 Month LIBOR(1)	—	(17,692)	(17,692)
	500	09/16/25	2.225%	3 Month LIBOR(1)	—	(10,001)	(10,001)
	700	10/02/25	2.350%	3 Month LIBOR(1)	—	(21,239)	(21,239)
	3,700	12/16/25	2.500%	3 Month LIBOR(1)	(71,040)	(144,546)	(73,506)
	2,100	12/16/25	2.500%	3 Month LIBOR(1)	(32,953)	(82,039)	(49,086)
	1,700	12/16/25	2.500%	3 Month LIBOR(1)	18,627	(68,427)	(87,054)
	300	12/16/25	2.500%	3 Month LIBOR(1)	4,552	(12,075)	(16,627)
	1,584	02/15/41	2.720%	3 Month LIBOR(2)	(2,663)	(55,572)	(52,909)
	8,300	12/16/45	2.750%	3 Month LIBOR(1)	415,873	(331,886)	(747,759)
	200	02/10/46	2.570%	3 Month LIBOR(1)	—	620	620

					$2,156,016	$(4,076,160)	$(6,232,176)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BMW Finance NV	12/20/20	1.000%	EUR	1,500	1.123%	$(12,226)	$(21,035)	$8,809	Barclays Capital Group
Chesapeake Energry Corp.	09/20/18	5.000%		200	11.506%	(30,585)	(15,263)	(15,322)	Morgan Stanley

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Chesapeake Energry Corp.	09/20/19	5.000%	100	12.178%	$(20,469)	$(14,625)	$(5,844)	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/20	1.000%	4,300	4.730%	(709,025)	(732,127)	23,102	Bank of America
Federal Republic of Brazil	12/20/20	1.000%	2,200	4.730%	(363,240)	(366,860)	3,620	Citigroup Global Markets
Freeport-McMoRan, Inc.,	09/20/20	1.000%	200	6.619%	(43,819)	(32,826)	(10,993)	JPMorgan Chase
Freeport-McMoRan, Inc.,	09/20/20	1.000%	100	6.619%	(21,910)	(16,743)	(5,167)	BNP Paribas
Freeport-McMoRan, Inc.,	09/20/20	1.000%	100	6.619%	(21,910)	(16,408)	(5,502)	Citigroup Global Markets
Gazprom OAO via Gaz Capital	03/20/16	1.000%	200	2.809%	(2,277)	(15,451)	13,174	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%	100	2.809%	(1,138)	(7,856)	6,718	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%	100	2.809%	(1,138)	(7,766)	6,628	JPMorgan Chase
Italy Government	03/20/19	1.000%	1,200	0.865%	6,023	(20,829)	26,852	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%	700	0.904%	3,019	2,342	677	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%	200	0.904%	862	329	533	Barclays Capital Group
Peoples Republic of China	03/20/19	1.000%	200	0.904%	862	126	736	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%	100	0.904%	431	189	242	Morgan Stanley
Republic of Indonesia	12/20/19	1.000%	300	2.226%	(14,298)	(9,981)	(4,317)	Barclays Capital Group
United Mexican States	09/20/19	1.000%	300	1.465%	(5,889)	2,557	(8,446)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%	200	1.465%	(3,926)	1,753	(5,679)	Citigroup Global Markets
United Mexican States	09/20/20	1.000%	1,800	1.693%	(61,051)	(32,234)	(28,817)	Barclays Capital Group
United Mexican States	09/20/20	1.000%	1,600	1.693%	(54,267)	(29,033)	(25,234)	Bank of America

					$(1,355,971)	$(1,331,741)	$(24,230)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR 2,405	$267,077	$130,234	$(136,843)
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%	2,277	126,819	66,158	(60,661)
Dow Jones CDX NA HY25 5Y Index	12/20/20	5.000%	100	30	24	(6)
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%	2,800	33,982	14,812	(19,170)
Dow Jones CDX NA IG25 5Y Index	12/20/20	1.000%	400	1,549	1,422	(127)

				$429,457	$212,650	$(216,807)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Federal Republic of Brazil	12/20/20	4.250%	920	4.739%	$150,861	$148,743	$2,118	Bank of America

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%	11,700	$(770,151)	$(341,390)	$428,761
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%	5,905	239,515	173,169	(66,346)
Dow Jones CDX NA HY25 5Y Index	12/20/20	5.000%	1,500	2,383	1,716	(667)
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%	21,870	191,101	116,994	(74,107)
Dow Jones CDX NA IG25 5Y Index	12/20/20	1.000%	300	(2,198)	(1,068)	1,130

				$(339,350)	$(50,579)	$288,771

Cash of $2,425,809, $1,791,000, and $689,371 have been segregated with Goldman Sachs & Co., Morgan Stanley, and Citigroup Global Markets respectively, and U.S. Treasury Securities with a market value of $1,748,782 has been segregated with Morgan Stanley, to cover requirement for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
EUR 3,100	3 month LIBOR minus 10 bps	3,435	3 month LIBOR	Bank of America	12/16/20	$73,107	$42,285	$30,822

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Currency swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
EUR	11,800	3 month LIBOR minus 10 bps	12,886	3 month LIBOR	BNP Paribas Bank	12/16/20	$467,838	$138,787	$329,051
EUR	8,200	3 month LIBOR minus 10 bps	9,184	3 month LIBOR	Citigroup Global Markets	12/16/20	95,508	28,974	66,534
EUR	9,000	3 month LIBOR minus 10 bps	10,018	3 month LIBOR	Deutsche Bank AG	12/16/20	166,926	117,820	49,106
CHF	400	3 month LIBOR minus 23 bps	444	3 month LIBOR	Goldman Sachs & Co.	12/16/17	(31,988)	(11,769)	(20,219)

							$771,391	$316,097	$455,294

Total return swap agreements outstanding at September 30, 2015:

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Bank of America	(4)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	$8,491	$—	$8,491
Bank of America	234	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	—	—	—
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of BB & T Corp.	(56)	—	(56)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(132,684)	—	(132,684)
Deutsche Bank AG	(2)	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	2,537	—	2,537
Deutsche Bank AG	400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(229,691)	—	(229,691)
Deutsche Bank AG	(52)	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	92,195	—	92,195
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Ace Ltd.	(383)	—	(383)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(12,670)	—	(12,670)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	10,098	—	10,098
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Allergan PLC	(323,350)	—	(323,350)
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Allergan PLC	328,321	—	328,321
Deutsche Bank AG	(20)	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum	42,068	—	42,068

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		775	Pay or receive amounts based on market value fluctuation of Aegean, Inc.	$(174,429)	$—	$(174,429)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	14,103	—	14,103
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	11,256	—	11,256
Deutsche Bank AG		(55)	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	149,038	—	149,038
Deutsche Bank AG		12	Pay or receive amounts based on market value fluctuation of AGL Resources, Inc.	(1,382)	—	(1,382)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(24,110)	—	(24,110)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	21,741	—	21,741
Deutsche Bank AG	GBP	88	Pay or receive amounts based on market value fluctuation of Alent PLC	(9,618)	—	(9,618)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(9,368)	—	(9,368)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Alere, Inc.	29,338	—	29,338
Deutsche Bank AG		171	Pay or receive amounts based on market value fluctuation of Alcatel-Lucent	18,657	—	18,657
Deutsche Bank AG		600	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	138,365	—	138,365
Deutsche Bank AG		(33)	Pay or receive amounts based on market value fluctuation of Alon USA Energy, Inc.	50,951	—	50,951
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of Altera Corp.	(2,000)	—	(2,000)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of VEREIT, Inc. REIT	(264)	—	(264)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of VEREIT, Inc. REIT.	162	—	162
Deutsche Bank AG	CAD	18	Pay or receive amounts based on market value fluctuation of Amica Mature Lifestyle	(4,355)	—	(4,355)
Deutsche Bank AG	GBP	16	Pay or receive amounts based on market value fluctuation of Amlin PLC	(1,926)	—	(1,926)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of AmSurg Corp.	$304,475	$—	$304,475
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of AmSurg Corp.	(98,622)	—	(98,622)
Deutsche Bank AG		650	Pay or receive amounts based on market value fluctuation of Amyris, Inc.	(238,814)	—	(238,814)
Deutsche Bank AG	EUR	64	Pay or receive amounts based on market value fluctuation of Ansaldo STS SpA	21,111	—	21,111
Deutsche Bank AG		2,750	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(673,124)	—	(673,124)
Deutsche Bank AG		(36)	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	626,304	—	626,304
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(13,627)	—	(13,627)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	94	—	94
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Ark Restaurants Corp.	(5,128)	—	(5,128)
Deutsche Bank AG		(22)	Pay or receive amounts based on market value fluctuation of ARRIS Group, Inc.	56,750	—	56,750
Deutsche Bank AG		585	Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(18,514)	—	(18,514)
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Avago Technologies Ltd.	38,073	—	38,073
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of Avid Technology, Inc.	(36,264)	—	(36,264)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Avid Technology, Inc.	14,252	—	14,252
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Avolon Holdings Ltd.	7,113	—	7,113
Deutsche Bank AG		38	Pay or receive amounts based on market value fluctuation of Baker Hughes, Inc.	(62,073)	—	(62,073)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Ball Corp.	16,653	—	16,653
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Baxalta, Inc.	(25,422)	—	(25,422)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of BB&T	7,443	—	7,443

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	GBP	97	Pay or receive amounts based on market value fluctuation of BG Group PLC	$(211,628)	$—	$(211,628)
Deutsche Bank AG		31	Pay or receive amounts based on market value fluctuation of Broadcom Corp.	(55,065)	—	(55,065)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(37,040)	—	(37,040)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	30,775	—	30,775
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of Cablevision Systems Corp.	(5,885)	—	(5,885)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(280,717)	—	(280,717)
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Cameron International Corp.	533	—	533
Deutsche Bank AG		(9)	Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	2,917	—	2,917
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Caretrust REIT	(23,492)	—	(23,492)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley, CVR	(27,289)	—	(27,289)
Deutsche Bank AG		250	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	63,594	—	63,594
Deutsche Bank AG		(34)	Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	3,958	—	3,958
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of CEMEX SAB	(27,768)	—	(27,768)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of CEMEX SAB	5,572	—	5,572
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Centene Corp.	54,378	—	54,378
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo	6,240	—	6,240
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Cenveo	(1,857)	—	(1,857)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Chambers Street Properties	(1,056)	—	(1,056)
Deutsche Bank AG		1,675	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	(358,403)	—	(358,403)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Cheniere Energy, Inc.	108,092	—	108,092

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	$(98,844)	$—	$(98,844)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy Corp.	3,829	—	3,829
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of CHUBB Corp.	11,579	—	11,579
Deutsche Bank AG	560	Pay or receive amounts based on market value fluctuation of Ciena Corp.	66,110	—	66,110
Deutsche Bank AG	(16)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	75,599	—	75,599
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of CIGNA Corp.	(57,942)	—	(57,942)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	(5,089)	—	(5,089)
Deutsche Bank AG	(325)	Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	2,591	—	2,591
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of City National Corp.	12,257	—	12,257
Deutsche Bank AG	25	Pay or receive amounts based on market value fluctuation of Cleco Corp.	(25,731)	—	(25,731)
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Community Bank System, Inc.	4,741	—	4,741
Deutsche Bank AG	950	Pay or receive amounts based on market value fluctuation of Convergys Corp.	390,120	—	390,120
Deutsche Bank AG	(75)	Pay or receive amounts based on market value fluctuation of Convergys Corp.	176,986	—	176,986
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Con-Way, Inc.	494	—	494
Deutsche Bank AG	425	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	2,544	—	2,544
Deutsche Bank AG	(128)	Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	233,666	—	233,666
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	(92,651)	—	(92,651)
Deutsche Bank AG	(16)	Pay or receive amounts based on market value fluctuation of Crown Castle International Corp.	33,698	—	33,698
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Cyberonics, Inc.	17,767	—	17,767

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		12	Pay or receive amounts based on market value fluctuation of Cytec Industries, Inc.	$(1,674)	$—	$(1,674)
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of DealerTrack Technologies, Inc.	8,776	—	8,776
Deutsche Bank AG	EUR	3	Pay or receive amounts based on market value fluctuation of Delhaize Group SA	(3,323)	—	(3,323)
Deutsche Bank AG	EUR	(7)	Pay or receive amounts based on market value fluctuation of Deutsche Wohnen AG	(4,518)	—	(4,518)
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of Dominion Resources	(73,304)	—	(73,304)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of Dominion Resources	(3,643)	—	(3,643)
Deutsche Bank AG		52	Pay or receive amounts based on market value fluctuation of Dot Hill Systems Corp.	1,274	—	1,274
Deutsche Bank AG	GBP	71	Pay or receive amounts based on market value fluctuation of Dragon Oil PLC	58,991	—	58,991
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.	7,056	—	7,056
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Dycom Industries, Inc.	2,354	—	2,354
Deutsche Bank AG		343	Pay or receive amounts based on market value fluctuation of Edgen Murray Corp.	8,404	—	8,404
Deutsche Bank AG	CAD	1,475	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	19,820	—	19,820
Deutsche Bank AG	CAD	(55)	Pay or receive amounts based on market value fluctuation of Element Financial Corp.	78,592	—	78,592
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	(24,989)	—	(24,989)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of Encore Capital Group, Inc.	16,492	—	16,492
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Energy XXI	(508,867)	—	(508,867)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Envestnet, Inc.	20,226	—	20,226
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Equinix, Inc.	14,849	—	14,849
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Eurasia Drilling Co. Ltd.	(52,536)	—	(52,536)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	225	Pay or receive amounts based on market value fluctuation of EZCorp.	$(47,252)	$—	$(47,252)
Deutsche Bank AG	(5)	Pay or receive amounts based on market value fluctuation of EZCorp.	946	—	946
Deutsche Bank AG	46	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(933,259)	—	(933,259)
Deutsche Bank AG	(325)	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	739,122	—	739,122
Deutsche Bank AG	(22)	Pay or receive amounts based on market value fluctuation of FNB Corp.	929	—	929
Deutsche Bank AG	41	Pay or receive amounts based on market value fluctuation of Freescale Semiconductor Ltd.	(47,444)	—	(47,444)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	6,400	—	6,400
Deutsche Bank AG	50	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(31,619)	—	(31,619)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of General Cable Corp.	7,048	—	7,048
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Gramercy Property Trust	1,295	—	1,295
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of GTAdvanced Technologies, Inc.	(215,391)	—	(215,391)
Deutsche Bank AG	(43)	Pay or receive amounts based on market value fluctuation of Halliburton Co.	81,670	—	81,670
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	28,599	—	28,599
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of HCC Insurance Holdings, Inc.	1,795	—	1,795
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	90,543	—	90,543
Deutsche Bank AG	(14)	Pay or receive amounts based on market value fluctuation of Welltower, Inc., REIT	(11,202)	—	(11,202)
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Health Net, Inc.	(40,020)	—	(40,020)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	(45,329)	—	(45,329)
Deutsche Bank AG	(7)	Pay or receive amounts based on market value fluctuation of Healthways, Inc.	9,969	—	9,969

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	GBP	103	Pay or receive amounts based on market value fluctuation of Hellermantyton Group	$(28,711)	$—	$(28,711)
Deutsche Bank AG		550	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	56,618	—	56,618
Deutsche Bank AG		49	Pay or receive amounts based on market value fluctuation of Home Loan Servicing Solutions Ltd.	233	—	233
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of Home Properties, Inc.	9,904	—	9,904
Deutsche Bank AG		239	Pay or receive amounts based on market value fluctuation of Hudson City Bancorp, Inc.	(50,199)	—	(50,199)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Humana, Inc.	(47,406)	—	(47,406)
Deutsche Bank AG	AUD	— (r)	Pay or receive amounts based on market value fluctuation of Independence Group NL	6	—	6
Deutsche Bank AG		21	Pay or receive amounts based on market value fluctuation of Integrated Silicon Solution, Inc.	(11,451)	—	(11,451)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of IPC Healthcare, Inc.	(15,566)	—	(15,566)
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Iron Mountain, Inc.	3,053	—	3,053
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(27,904)	—	(27,904)
Deutsche Bank AG		15	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(127,026)	—	(127,026)
Deutsche Bank AG		(89)	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	57,742	—	57,742
Deutsche Bank AG	EUR	30	Pay or receive amounts based on market value fluctuation of Italcementi SpA	1,742	—	1,742
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	65,242	—	65,242
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	92,294	—	92,294
Deutsche Bank AG		(107)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	44,184	—	44,184
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Journal Media Group, Inc.	(336)	—	(336)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(130,745)	—	(130,745)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	EUR	(13)	Pay or receive amounts based on market value fluctuation of Koninklijke Ahold NV	$5,233	$—	$5,233
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of KYTHERA Biopharmaceuticals, Inc.	5,335	—	5,335
Deutsche Bank AG		(24)	Pay or receive amounts based on market value fluctuation of Lam Research Corp.	284,482	—	284,482
Deutsche Bank AG	EUR	2	Pay or receive amounts based on market value fluctuation of LEG Immobilien AG	3,379	—	3,379
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(273,329)	—	(273,329)
Deutsche Bank AG		(61)	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	31,559	—	31,559
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Liberty Interactive Corp.	9,550	—	9,550
Deutsche Bank AG		37	Pay or receive amounts based on market value fluctuation of Lumines Ltd.	(52)	—	(52)
Deutsche Bank AG		(20)	Pay or receive amounts based on market value fluctuation of M & T Bank Corp.	188,422	—	188,422
Deutsche Bank AG		225	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(19,900)	—	(19,900)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	(62)	—	(62)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of M/I Homes, Inc.	4,658	—	4,658
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	(11,875)	—	(11,875)
Deutsche Bank AG		(26)	Pay or receive amounts based on market value fluctuation of Maiden Holdings Ltd.	65,426	—	65,426
Deutsche Bank AG		775	Pay or receive amounts based on market value fluctuation of Manitowoc Co.	14,035	—	14,035
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Media General, Inc.	2,231	—	2,231
Deutsche Bank AG		(38)	Pay or receive amounts based on market value fluctuation of Medicine Co.	(8,863)	—	(8,863)
Deutsche Bank AG		975	Pay or receive amounts based on market value fluctuation of Medicines Co.	213,099	—	213,099
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Medicines Co. (The)	(63,640)	—	(63,640)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	42	Pay or receive amounts based on market value fluctuation of Merge Healthcare	$(5)	$—	$(5)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(38,753)	—	(38,753)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	11,592	—	11,592
Deutsche Bank AG	1,065	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	(249,030)	—	(249,030)
Deutsche Bank AG	(65)	Pay or receive amounts based on market value fluctuation of Meritor, Inc.	185,201	—	185,201
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of Metro Bancorp, Inc.	(2,916)	—	(2,916)
Deutsche Bank AG	1,025	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	48,963	—	48,963
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	8,223	—	8,223
Deutsche Bank AG	(125)	Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	220,488	—	220,488
Deutsche Bank AG	3,950	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(650,066)	—	(650,066)
Deutsche Bank AG	(149)	Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	170,871	—	170,871
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Mitel Networks Corp.	(542)	—	(542)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Mitel Networks Corp.	446	—	446
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	(99,330)	—	(99,330)
Deutsche Bank AG	(46)	Pay or receive amounts based on market value fluctuation of ModusLink Global Solutions, Inc.	24,807	—	24,807
Deutsche Bank AG	(5)	Pay or receive amounts based on market value fluctuation of Mylan NV	41,571	—	41,571
Deutsche Bank AG	35	Pay or receive amounts based on market value fluctuation of National Penn Bancshares, Inc.	(5,934)	—	(5,934)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(145,573)	—	(145,573)
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Nexstar Broadcasting Group	(1,473)	—	(1,473)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	$(7,604)	$—	$(7,604)
Deutsche Bank AG		(93)	Pay or receive amounts based on market value fluctuation of Nokia ADR Representing One	(12,475)	—	(12,475)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Northstar Real Estate	(63,801)	—	(63,801)
Deutsche Bank AG		(11)	Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	36,299	—	36,299
Deutsche Bank AG		(15)	Pay or receive amounts based on market value fluctuation of Northwest Bancshares, Inc.	(1,179)	—	(1,179)
Deutsche Bank AG		900	Pay or receive amounts based on market value fluctuation of Novellus Systems, Inc.	(132,255)	—	(132,255)
Deutsche Bank AG		3,325	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(942,083)	—	(942,083)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	17,256	—	17,256
Deutsche Bank AG		(24)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	179,024	—	179,024
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of NXP Semiconductors NV	53,057	—	53,057
Deutsche Bank AG		188	Pay or receive amounts based on market value fluctuation of Office Depot, Inc.	(243,205)	—	(243,205)
Deutsche Bank AG		22	Pay or receive amounts based on market value fluctuation of OM Group, Inc.	(15,644)	—	(15,644)
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Oneida Financial Corp.	(4,964)	—	(4,964)
Deutsche Bank AG	GBP	150	Pay or receive amounts based on market value fluctuation of Pace PLC	(40,046)	—	(40,046)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of PacWest Bancorp	(264)	—	(264)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	72,344	—	72,344
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	16,955	—	16,955
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of PartnerRe Ltd.	4,885	—	4,885
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of PDL Biopharma	(9,966)	—	(9,966)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of PDL Biopharma	$427	$—	$427
Deutsche Bank AG		105	Pay or receive amounts based on market value fluctuation of Pepco Holdings, Inc.	(254,542)	—	(254,542)
Deutsche Bank AG		14	Pay or receive amounts based on market value fluctuation of Pericom Semiconductor	20,833	—	20,833
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Perrigo Co. PLC	(49,275)	—	(49,275)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Phoenix Cos.	21	—	21
Deutsche Bank AG	EUR	5	Pay or receive amounts based on market value fluctuation of Pirelli & C. SpA	(1,102)	—	(1,102)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	227,565	—	227,565
Deutsche Bank AG		(12)	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	(58,669)	—	(58,669)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Precision Castparts Corp.	(3,923)	—	(3,923)
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Premiere Global Services, Inc.	(23)	—	(23)
Deutsche Bank AG	CAD	54	Pay or receive amounts based on market value fluctuation of Probe Mines Ltd.	(2,288)	—	(2,288)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Property Development Center, CVR	(64)	—	(64)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Prosensa	(12,652)	—	(12,652)
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(36,375)	—	(36,375)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	300	—	300
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of QLT, Inc.	(11,226)	—	(11,226)
Deutsche Bank AG		150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(24,544)	—	(24,544)
Deutsche Bank AG		(34)	Pay or receive amounts based on market value fluctuation of Quantum Corp.	15,949	—	15,949

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	$(13,702)	$—	$(13,702)
Deutsche Bank AG		(32)	Pay or receive amounts based on market value fluctuation of Rambus, Inc.	37,568	—	37,568
Deutsche Bank AG	AUD	39	Pay or receive amounts based on market value fluctuation of Recall Holdings Ltd.	(8,210)	—	(8,210)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	(31,002)	—	(31,002)
Deutsche Bank AG		(625)	Pay or receive amounts based on market value fluctuation of Red Hat, Inc.	(80,214)	—	(80,214)
Deutsche Bank AG	CAD	1	Pay or receive amounts based on market value fluctuation of Regal Lifestyle Communities, Inc.	—	—	—
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Remy International, Inc.	(1,405)	—	(1,405)
Deutsche Bank AG		(17)	Pay or receive amounts based on market value fluctuation of Renewable Energy Group, Inc.	31,503	—	31,503
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Renewable NRG Systems	(105,071)	—	(105,071)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	(10,542)	—	(10,542)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	406	—	406
Deutsche Bank AG	GBP	74	Pay or receive amounts based on market value fluctuation of Rexam PLC	(66,985)	—	(66,985)
Deutsche Bank AG	CAD	(17)	Pay or receive amounts based on market value fluctuation of Royal Bank of Canada	(8,958)	—	(8,958)
Deutsche Bank AG	GBP	(45)	Pay or receive amounts based on market value fluctuation of Royal Dutch Shell PLC	212,707	—	212,707
Deutsche Bank AG	GBP	3	Pay or receive amounts based on market value fluctuation of RSA Insurance Group	(6,868)	—	(6,868)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Ryland Group, Inc. (The)	17,795	—	17,795
Deutsche Bank AG	AUD	3	Pay or receive amounts based on market value fluctuation of S2 Resources	(100)	—	(100)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(1,513,249)	—	(1,513,249)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(749,008)	—	(749,008)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	(77)	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	$107,882	$—	$107,882
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Schlumberger Ltd.	11,932	—	11,932
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Schulman, (A.), Inc.	49,163	—	49,163
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	16,310	—	16,310
Deutsche Bank AG	(28)	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	46,328	—	46,328
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(1,499)	—	(1,499)
Deutsche Bank AG	1,525	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	88,042	—	88,042
Deutsche Bank AG	(57)	Pay or receive amounts based on market value fluctuation of Ship Finance International Ltd.	19,042	—	19,042
Deutsche Bank AG	(1)	Pay or receive amounts based on market value fluctuation of Shire PLC	11,832	—	11,832
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of Sigma-Aldrich Corp.	(8,150)	—	(8,150)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of Solera Holdings, Inc.	981	—	981
Deutsche Bank AG	70	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	(1,754,026)	—	(1,754,026)
Deutsche Bank AG	(136)	Pay or receive amounts based on market value fluctuation of Southwestern Energy Co.	1,022,837	—	1,022,837
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(81,128)	—	(81,128)
Deutsche Bank AG	(37)	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	48,906	—	48,906
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Square 1 Financial, Inc.	570	—	570
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Stancorp Financial Group, Inc.	1,474	—	1,474
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(16,541)	—	(16,541)
Deutsche Bank AG	(41)	Pay or receive amounts based on market value fluctuation of Staples, Inc.	95,495	—	95,495

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Steiner Leisure Ltd.	$(1,662)	$—	$(1,662)
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Steris Corp.	(7,199)	—	(7,199)
Deutsche Bank AG		425	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(71,909)	—	(71,909)
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(13,500)	—	(13,500)
Deutsche Bank AG		34	Pay or receive amounts based on market value fluctuation of Strategic Hotels & Resorts, Inc.	(6,607)	—	(6,607)
Deutsche Bank AG	CHF	2	Pay or receive amounts based on market value fluctuation of Sulzer AG	(8,395)	—	(8,395)
Deutsche Bank AG		3,475	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(2,753,311)	—	(2,753,311)
Deutsche Bank AG		1,350	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(1,313,496)	—	(1,313,496)
Deutsche Bank AG		(207)	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	2,610,548	—	2,610,548
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Symetra Financial Corp.	2,800	—	2,800
Deutsche Bank AG	GBP	19	Pay or receive amounts based on market value fluctuation of Synergy Health PLC	89,060	—	89,060
Deutsche Bank AG		21	Pay or receive amounts based on market value fluctuation of Teco Energy, Inc.	(1,005)	—	(1,005)
Deutsche Bank AG	GBP	32	Pay or receive amounts based on market value fluctuation of Telecity Group PLC	(4,478)	—	(4,478)
Deutsche Bank AG		13	Pay or receive amounts based on market value fluctuation of Thoratec Corp.	1,955	—	1,955
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Time Warner Cable, Inc.	(7,153)	—	(7,153)
Deutsche Bank AG		30	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	295,439	—	295,439
Deutsche Bank AG		(45)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	(70,355)	—	(70,355)
Deutsche Bank AG	EUR	73	Pay or receive amounts based on market value fluctuation of TNT Express NV	(56,328)	—	(56,328)
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of Tornier, Inc.	(85,255)	—	(85,255)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG	(7)	Pay or receive amounts based on market value fluctuation of Towers Watson & Co.	$11,991	$—	$11,991
Deutsche Bank AG	3,125	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	(1,166,351)	—	(1,166,351)
Deutsche Bank AG	(76)	Pay or receive amounts based on market value fluctuation of Trinity Industries, Inc.	286,493	—	286,493
Deutsche Bank AG	575	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	(98,527)	—	(98,527)
Deutsche Bank AG	(36)	Pay or receive amounts based on market value fluctuation of TTM Technologies, Inc.	91,122	—	91,122
Deutsche Bank AG	53	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	84,719	—	84,719
Deutsche Bank AG	(46)	Pay or receive amounts based on market value fluctuation of Tyson Foods, Inc.	(8,904)	—	(8,904)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of UIL Holdings Corp.	4,300	—	4,300
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Universal Corp.	(87,049)	—	(87,049)
Deutsche Bank AG	(17)	Pay or receive amounts based on market value fluctuation of Universal Corp.	72,695	—	72,695
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Urban Edge Properties	(10,212)	—	(10,212)
Deutsche Bank AG	321	Pay or receive amounts based on market value fluctuation of US Foods, Inc.	3,677	—	3,677
Deutsche Bank AG	1,100	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	(422,678)	—	(422,678)
Deutsche Bank AG	(20)	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	54,162	—	54,162
Deutsche Bank AG	935	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	226,365	—	226,365
Deutsche Bank AG	(39)	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	34,169	—	34,169
Deutsche Bank AG	1,250	Pay or receive amounts based on market value fluctuation of Virginia Media Finance	(36,661)	—	(36,661)
Deutsche Bank AG	2,250	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(557,151)	—	(557,151)
Deutsche Bank AG	(146)	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	284,014	—	284,014

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty(1)(2)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Vivint Solar, Inc.	$(121,087)	$—	$(121,087)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Wabash National Corp.	(25,149)	—	(25,149)
Deutsche Bank AG		(5)	Pay or receive amounts based on market value fluctuation of Wabash National Corp.	8,581	—	8,581
Deutsche Bank AG		1,800	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(103,297)	—	(103,297)
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(24,372)	—	(24,372)
Deutsche Bank AG		(22)	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	102,695	—	102,695
Deutsche Bank AG		19	Pay or receive amounts based on market value fluctuation of Willis Group Holdings PLC	(28,203)	—	(28,203)
Deutsche Bank AG	EUR	37	Pay or receive amounts based on market value fluctuation of World Duty Free SpA	12,635	—	12,635
Deutsche Bank AG		(18)	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	90,626	—	90,626
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Xoom Corp.	319	—	319
Deutsche Bank AG	JPY	(547)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	36,012	—	36,012
Deutsche Bank AG		33	Pay or receive amounts based on market value fluctuation of Yodlee, Inc.	(18,124)	—	(18,124)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	(40,485)	—	(40,485)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	441	—	441
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Zaza Energy Corp.	(272,543)	—	(272,543)
Deutsche Bank AG		24	Pay or receive amounts based on market value fluctuation of Zulily, Inc.	(10,626)	—	(10,626)

				$(8,146,413)	$—	$(8,146,413)

(r)	Less than $500 par.

(1)	Bank of America total return swaps have termination dates of 8/12/19.

(2)	Deutsche Bank AG positions have a termination date of 10/31/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,555,798,798	$—	$—
Common Stocks	330,707,923	122,684,534	1,575,769
Exchange Traded Funds	33,790,874	—	—
Preferred Stocks	1,297,101	2,968,043	100
Rights	144,050	194,793	67,576
Unaffiliated Mutual Funds	71,841,502	—	—
Warrants	1,952,897	—	13,224
Asset-Backed Securities
Collateralized Debt Obligations	—	1,958,527	—
Collateralized Loan Obligations	—	5,819,369	—
Non-Residential Mortgage-Backed Securities	—	2,844,563	1,255,350
Residential Mortgage-Backed Securities	—	11,459,803	—
Bank Loans	—	755,452	360,355
Certificates of Deposit	—	4,750,997	—
Commercial Mortgage-Backed Securities	—	10,232,580	2,895,232
Convertible Bonds	—	1,645,979	12,716
Corporate Bonds	—	256,556,929	399,632
Foreign Government Bonds	—	320,863,037	—
Municipal Bonds	—	5,649,044	—
Residential Mortgage-Backed Securities	—	46,521,181	—
U.S. Government Agency Obligations	—	53,537,004	—
U.S. Treasury Obligations	—	488,714,623	—
Affiliated Money Market Mutual Fund	706,383,315	—	—
Options Purchased	1,141,518	371,011	—
Short Sales – Common Stocks	(146,895,162)	(189,841)	—
Short Sales – U.S. Government Agency Obligation	—	(2,233,945)	—
Short Sales – U.S. Treasury Obligations	—	(759,127)	—
Options Written	(938,699)	(1,057,714)	—
Other Financial Instruments*
Financial Futures Contracts	(2,601,124)	—	—
Commodity Futures Contracts	(7,455,581)	—	—
OTC Forward Foreign Currency Contracts	—	11,700,595	—
OTC Cross Currency Exchange Contract	—	11,296	—
OTC interest rate swaps	—	(1,319,060)	—
Exchange-traded interest rate swaps	—	(6,232,176)	—
OTC credit default swaps	—	(1,205,110)	—
Exchange-traded credit default swaps	—	71,964	—
OTC Total Return Swaps	—	(8,151,970)	5,557
OTC Currency Swap Agreements	—	771,391	—

Total	$4,545,167,412	$1,328,933,772	$6,585,511

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(1,145,617)
Equity contracts	(10,222,926)
Foreign exchange contracts	11,000,739
Interest rate contracts	(4,692,177)
Commodity contracts	(7,455,581)

Total	$(12,515,562)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
AFFILIATED MUTUAL FUNDS — 2.8%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$38,366,006
AST Small-Cap Growth Opportunities Portfolio*	3,951,083	54,880,539
AST Small-Cap Growth Portfolio*	1,791,908	56,122,546
AST Small-Cap Value Portfolio*	4,082,343	80,993,688

TOTAL AFFILIATED MUTUAL FUNDS (cost $184,494,435)(w)		230,362,779

COMMON STOCKS — 47.9%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	1,231,800	8,349,849
Boeing Co. (The)	152,700	19,996,065
Elbit Systems Ltd. (Israel)	47,100	3,481,783
Honeywell International, Inc.	148,900	14,099,341
Raytheon Co.	116,000	12,674,160
Safran SA (France)	120,698	9,075,527
Thales SA (France)	53,200	3,709,388
United Technologies Corp.	194,800	17,335,252

		88,721,365

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	469,770	22,102,679
United Parcel Service, Inc. (Class B Stock)	191,964	18,944,927

		41,047,606

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,087,433	1,711,122
Deutsche Lufthansa AG (Germany)*	187,000	2,603,201
easyJet PLC (United Kingdom)	128,000	3,455,230
Japan Airlines Co. Ltd. (Japan)	88,900	3,145,720
Qantas Airways Ltd. (Australia)*	866,000	2,273,581
Ryanair Holdings PLC (Ireland), ADR	182,299	14,274,012
Southwest Airlines Co.	664,500	25,277,580

		52,740,446

Auto Components — 0.7%
Calsonic Kansei Corp. (Japan)	465,000	3,491,825
Cie Generale des Etablissements Michelin (France)	40,200	3,678,095
Continental AG (Germany)	62,543	13,358,372
Johnson Controls, Inc.	323,500	13,379,960
Keihin Corp. (Japan)	201,400	2,852,129
Toyo Tire & Rubber Co. Ltd. (Japan)	97,300	2,106,121
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,299,614
Valeo SA (France)	92,612	12,574,653
Yokohama Rubber Co. Ltd. (The) (Japan)	210,000	3,703,798

		57,444,567

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	161,907	14,125,277
Daihatsu Motor Co. Ltd. (Japan)	223,800	2,588,788
Daimler AG (Germany)	127,300	9,267,882
Fuji Heavy Industries Ltd. (Japan)	397,000	14,285,843
General Motors Co.	380,400	11,419,608
Hero MotoCorp Ltd. (India)	267,032	9,768,764
Isuzu Motors Ltd. (Japan)	323,200	3,245,582
Nissan Motor Co. Ltd. (Japan)	662,000	6,086,824
Renault SA (France)	47,600	3,434,490
Tata Motors Ltd. (India)*	1,744,679	7,936,446

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	32,100	$3,782,137

		85,941,641

Banks — 3.2%
Aozora Bank Ltd. (Japan)	849,000	2,944,597
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,871,660
Banco Santander SA (Spain)	327,500	1,741,462
Bank Hapoalim BM (Israel)	625,200	3,146,086
Bank of America Corp.	2,067,600	32,213,208
Bank of Yokohama Ltd. (The) (Japan)	293,000	1,780,862
Barclays PLC (United Kingdom)	761,200	2,817,033
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	2,888,470
BNP Paribas SA (France)	89,000	5,239,823
Citigroup, Inc.	209,900	10,413,139
Credit Agricole SA (France)	371,700	4,279,301
DBS Group Holdings Ltd. (Singapore)	353,200	4,031,545
DnB ASA (Norway)	227,300	2,958,166
HSBC Holdings PLC (United Kingdom)	772,800	5,829,766
ING Groep NV (Netherlands), CVA	325,100	4,595,348
Intesa Sanpaolo SpA (Italy)	5,176,459	18,286,974
JPMorgan Chase & Co.	810,600	49,422,282
Keiyo Bank Ltd. (The) (Japan)	327,000	1,739,398
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	6,339,518
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,965,139
National Australia Bank Ltd. (Australia)	204,984	4,338,073
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,769,584
Nordea Bank AB (Sweden)	525,100	5,858,287
PNC Financial Services Group, Inc. (The)	127,600	11,381,920
Resona Holdings, Inc. (Japan)	1,341,600	6,835,785
Societe Generale SA (France)	78,300	3,499,323
Sumitomo Mitsui Financial Group, Inc. (Japan)	443,000	16,798,698
Swedbank AB (Sweden) (Class A Stock)	172,100	3,806,912
U.S. Bancorp	412,800	16,928,928
Wells Fargo & Co.	378,000	19,410,300

		259,131,587

Beverages — 1.2%
Coca-Cola Co. (The)	601,302	24,124,236
Monster Beverage Corp.*	222,986	30,134,328
PepsiCo, Inc.	201,200	18,973,160
SABMiller PLC (United Kingdom), ADR	370,264	21,201,317

		94,433,041

Biotechnology — 0.8%
Actelion Ltd. (Switzerland)*	115,208	14,642,476
Alexion Pharmaceuticals, Inc.*	76,383	11,945,537
Amgen, Inc.	210,403	29,102,943
Baxalta, Inc.	296,400	9,339,564

		65,030,520

Building Products — 0.2%
Daikin Industries Ltd. (Japan)	172,500	9,674,830
Geberit AG (Switzerland)	33,887	10,366,565

		20,041,395

Capital Markets — 2.2%
3i Group PLC (United Kingdom)	335,500	2,369,927
Ameriprise Financial, Inc.	114,600	12,506,298
Bank of New York Mellon Corp. (The)	631,200	24,711,480

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)	1,041,681	$29,750,409
Credit Suisse Group AG (Switzerland)*	452,400	10,874,267
Deutsche Bank AG (Germany)	116,700	3,149,422
Greenhill & Co., Inc.	91,181	2,595,923
Intermediate Capital Group PLC (United Kingdom)	457,885	3,581,487
Invesco Ltd.	231,900	7,242,237
Macquarie Group Ltd. (Australia)	272,389	14,762,199
Man Group Ltd. (United Kingdom)	1,118,400	2,596,079
Morgan Stanley	908,000	28,602,000
Partners Group Holding AG (Switzerland)	43,653	14,795,707
SEI Investments Co.	463,815	22,369,797
Tullett Prebon PLC (United Kingdom)	161,500	915,121
UBS Group AG (Switzerland)	4,900	90,592

		180,912,945

Chemicals — 0.9%
Alent PLC (United Kingdom)	132,900	976,823
Arkema SA (France)	26,800	1,737,132
Asahi Kasei Corp. (Japan)	416,000	2,933,400
BASF SE (Germany)	85,500	6,539,364
Celanese Corp. (Class A Stock)	413,100	24,443,127
E.I. du Pont de Nemours & Co.	187,100	9,018,220
Ecolab, Inc.	184,819	20,278,341
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	1,596,682
Mitsubishi Gas Chemical Co., Inc. (Japan)	104,600	482,843
Toagosei Co. Ltd. (Japan)	137,500	999,109
Yara International ASA (Norway)	121,000	4,827,011

		73,832,052

Commercial Services & Supplies — 0.5%
Downer EDI Ltd. (Australia)	1,016,200	2,402,798
Mineral Resources Ltd. (Australia)	235,600	687,637
Santa Fe Group A/S (Denmark)*	10,000	87,081
Securitas AB (Sweden) (Class B Stock)	219,700	2,686,947
Stericycle, Inc.*(a)	179,408	24,993,329
Toppan Forms Co. Ltd. (Japan)	77,600	921,899
Tyco International PLC	357,200	11,951,912

		43,731,603

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,844,499	48,418,099
Pace PLC (United Kingdom)	511,400	2,788,892
QUALCOMM, Inc.	679,122	36,489,225
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	376,100	3,689,401

		91,385,617

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	36,100	1,038,676
Astaldi SpA (Italy)	19,000	173,416
Ausdrill Ltd. (Australia)	991,000	209,859
Boart Longyear Ltd.*	642,500	27,509
Carillion PLC (United Kingdom)(a)	476,600	2,181,475
CIMIC Group Ltd. (Australia)	1	17
Kyowa Exeo Corp. (Japan)	309,700	2,994,941

		6,625,893

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	6,980,000	$3,195,232
Vulcan Materials Co.	111,900	9,981,480

		13,176,712

Consumer Finance — 0.3%
American Express Co.	315,658	23,399,727

Containers & Packaging — 0.1%
DS Smith PLC (United Kingdom)	312,700	1,868,016
Rexam PLC (United Kingdom)	709,300	5,631,603
Smurfit Kappa Group PLC (Ireland)	98,100	2,643,028

		10,142,647

Distributors
Pacific Brands Ltd. (Australia)*	1,467,200	736,199

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	706,100	3,563,436
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,431,771
IG Group Holdings PLC (United Kingdom)	774,864	9,030,585
ORIX Corp. (Japan)	938,300	12,103,454
Pargesa Holding SA (Switzerland)	28,400	1,666,695

		28,795,941

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	326,600	10,640,628
BT Group PLC (United Kingdom)	442,000	2,813,119
Nippon Telegraph & Telephone Corp. (Japan)	294,200	10,362,794
TDC A/S (Denmark)	679,200	3,502,863
TeliaSonera AB (Sweden)	1,092,900	5,899,237

		33,218,641

Electric Utilities — 0.7%
EDP - Energias de Portugal SA (Portugal)	516,500	1,892,224
Electricite de France SA (France)	318,200	5,618,651
Enel SpA (Italy)	1,307,800	5,835,425
Entergy Corp.	148,700	9,680,370
Exelon Corp.	376,900	11,193,930
FirstEnergy Corp.	601,800	18,842,358
Iberdrola SA (Spain)	705,300	4,699,595

		57,762,553

Electrical Equipment — 0.1%
Emerson Electric Co.	59,000	2,606,030
Fujikura Ltd. (Japan)	554,000	2,290,510

		4,896,540

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	380,944	19,412,906
Anritsu Corp. (Japan)	357,900	2,177,055
Enplas Corp. (Japan)	62,900	2,175,299
Hexagon AB (Sweden) (Class B Stock)	268,117	8,191,395
Keyence Corp. (Japan)	20,500	9,154,854
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,176,924
Murata Manufacturing Co. Ltd. (Japan)	76,900	9,933,522
National Instruments Corp.	328,833	9,138,269
TE Connectivity Ltd. (Switzerland)	230,800	13,822,612
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	2,159,592

		77,342,428

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.5%
AMEC Foster Wheeler PLC (United Kingdom)	130,100	$1,413,238
Baker Hughes, Inc.	111,200	5,786,848
FMC Technologies, Inc.*	433,605	13,441,755
Fred Olsen Energy ASA (Norway)*	54,244	282,771
Petrofac Ltd. (United Kingdom)	155,500	1,811,021
ProSafe SE (Norway)	380,000	1,058,712
Schlumberger Ltd.	249,545	17,211,119

		41,005,464

Food & Staples Retailing — 1.0%
Ain Pharmaciez, Inc. (Japan)	39,300	2,005,927
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	402,626	18,515,667
Costco Wholesale Corp.	147,358	21,303,546
Delhaize Group (Belgium)	85,600	7,587,680
J Sainsbury PLC (United Kingdom)	1,670,100	6,604,981
Koninklijke Ahold NV (Netherlands)	438,700	8,558,222
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	44,100	1,956,521
Metcash Ltd. (Australia)(a)	1,085,700	805,940
Wal-Mart Stores, Inc.	112,700	7,307,468
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	4,212,783

		78,858,735

Food Products — 0.8%
Dairy Crest Group PLC (United Kingdom)	112,800	1,039,152
Danone SA (France), ADR	1,938,376	24,423,538
Ebro Foods SA (Spain)	110,000	2,160,533
Marine Harvest ASA (Norway)*	207,900	2,644,902
Mead Johnson Nutrition Co.	258,113	18,171,155
Megmilk Snow Brand Co. Ltd. (Japan)	81,900	1,569,410
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,748,483
Nichirei Corp. (Japan)	436,000	2,731,300
Premier Foods PLC (United Kingdom)*	672,846	325,710
Tate & Lyle PLC (United Kingdom)	310,200	2,764,092
Tyson Foods, Inc. (Class A Stock)(a)	199,600	8,602,760
Wilmar International Ltd. (Singapore)	1,060,900	1,919,613

		69,100,648

Gas Utilities
Gas Natural SDG SA (Spain)	112,000	2,185,370

Health Care Equipment & Supplies — 0.9%
Hoya Corp. (Japan)	298,200	9,766,616
Intuitive Surgical, Inc.*	46,876	21,543,272
Medtronic PLC	319,768	21,405,270
Varian Medical Systems, Inc.*	212,978	15,713,517
Zimmer Biomet Holdings, Inc.	96,334	9,048,653

		77,477,328

Health Care Providers & Services — 0.7%
Aetna, Inc.	37,600	4,113,816
Alfresa Holdings Corp. (Japan)	83,300	1,422,550
DaVita HealthCare Partners, Inc.*	217,507	15,732,281
Express Scripts Holding Co.*	305,957	24,770,279
Medipal Holdings Corp. (Japan)	149,700	2,375,289
Primary Health Care Ltd. (Australia)	673,400	1,801,577
Toho Holdings Co. Ltd. (Japan)	156,200	3,257,990

		53,473,782

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	451,100	22,419,670

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	1,269,483	$20,277,247
InterContinental Hotels Group PLC (United Kingdom)	267,604	9,270,955
Las Vegas Sands Corp.	170,600	6,477,682
Plenus Co. Ltd. (Japan)	29,700	458,784
Starbucks Corp.	544,998	30,977,686
Yum! Brands, Inc.	183,774	14,692,731

		104,574,755

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	511,722	4,998,479
Berkeley Group Holdings PLC (United Kingdom)	70,400	3,563,670
Bovis Homes Group PLC (United Kingdom)	140,500	2,144,026
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	3,041,053

		13,747,228

Household Products — 0.7%
Procter & Gamble Co. (The)	581,863	41,859,224
Reckitt Benckiser Group PLC (United Kingdom)	169,512	15,372,284

		57,231,508

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,943,700	19,028,823
NRG Energy, Inc.	331,200	4,918,320

		23,947,143

Industrial Conglomerates — 1.0%
3M Co.	38,600	5,472,322
Bidvest Group Ltd. (The) (South Africa)	352,470	8,318,470
CK Hutchison Holdings Ltd. (Hong Kong)	194,000	2,523,482
Danaher Corp.	277,118	23,613,225
General Electric Co.	1,472,500	37,136,450
Koninklijke Philips NV (Netherlands)	87,000	2,046,847
Rheinmetall AG (Germany)	69,200	4,255,049

		83,365,845

Insurance — 2.7%
Aegon NV (Netherlands)	398,200	2,283,347
AIA Group Ltd. (Hong Kong)	2,403,600	12,500,524
Allianz SE (Germany)	54,000	8,483,066
Allstate Corp. (The)	169,700	9,883,328
Aviva PLC (United Kingdom)	469,700	3,212,536
AXA SA (France)	228,600	5,550,201
Baloise Holding AG (Switzerland)	59,200	6,784,560
Beazley PLC (United Kingdom)	610,400	3,300,001
CNP Assurances (France)	167,700	2,330,177
Discovery Ltd. (South Africa)	1,326,493	13,197,404
Hannover Rueck SE (Germany)	35,600	3,646,565
Helvetia Holding AG (Switzerland)	5,900	2,894,389
Loews Corp.	180,600	6,526,884
Marsh & McLennan Cos., Inc.	491,700	25,676,574
MetLife, Inc.	507,900	23,947,485
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	25,200	4,706,492
Old Mutual PLC (United Kingdom)	1,549,800	4,441,499
Prudential PLC (United Kingdom)	578,319	12,200,484
Sampo OYJ (Finland) (Class A Stock)	275,836	13,349,739
SCOR SE (France)	91,700	3,292,990
St James’s Place PLC (United Kingdom)	674,466	8,680,450

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)*	34,800	$7,762,669
Swiss Re AG (Switzerland)	110,800	9,506,324
XL Group PLC (Ireland)	481,770	17,497,886
Zurich Insurance Group AG (Switzerland)*	32,100	7,880,752

		219,536,326

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	135,297	69,257,181
Home Retail Group PLC (United Kingdom)	784,800	1,616,811
TripAdvisor, Inc.*(a)	304,438	19,185,683

		90,059,675

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*(a)	141,185	9,750,236
Alibaba Group Holding Ltd. (China), ADR*(a)	383,699	22,626,730
Baidu, Inc. (China), ADR*	45,984	6,318,661
Facebook, Inc. (Class A Stock)*	688,220	61,870,978
Google, Inc. (Class A Stock)*	47,630	30,405,564
Google, Inc. (Class C Stock)*	47,991	29,198,684
NetEase, Inc. (China), ADR	73,960	8,884,075
Tencent Holdings Ltd. (China)	536,600	9,045,246

		178,100,174

IT Services — 1.9%
Alten SA (France)(g)	63,800	3,276,904
Amadeus IT Holding SA (Spain) (Class A Stock)	253,489	10,860,839
Automatic Data Processing, Inc.	74,731	6,005,383
Cap Gemini SA (France)	205,663	18,366,376
Cognizant Technology Solutions Corp. (Class A Stock)*	314,887	19,715,075
FleetCor Technologies, Inc.*	100,966	13,894,941
Genpact Ltd.*	678,740	16,025,051
Tieto OYJ (Finland)	95,600	2,414,775
Visa, Inc. (Class A Stock)(a)	888,665	61,904,404
Western Union Co. (The)(a)	377,500	6,930,900

		159,394,648

Leisure Products — 0.3%
Heiwa Corp. (Japan)	143,400	2,459,384
Mattel, Inc.(a)	398,200	8,386,092
Shimano, Inc. (Japan)	79,000	11,099,171

		21,944,647

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	188,800	23,086,464

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	363,390	8,739,172
Bradken Ltd. (Australia)*	529,200	374,290
Bucher Industries AG (Switzerland)	13,500	2,902,555
Colfax Corp.*(a)	269,595	8,063,586
Danieli & C Officine Meccaniche SpA (Italy)	67,900	1,323,346
FANUC Corp. (Japan)	61,300	9,430,312
Georg Fischer AG (Switzerland)	6,900	3,910,748
Hong Leong Asia Ltd. (Singapore)(g)	377,000	236,295
Illinois Tool Works, Inc.	132,800	10,930,768
Makita Corp. (Japan)	137,300	7,303,383
Rational AG (Germany)	12,550	5,020,949
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	824,099
SMC Corp. (Japan)	23,700	5,189,315

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Vesuvius PLC (United Kingdom)	152,000	$812,806

		65,061,624

Marine
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	2,000	3,082,964

Media — 1.1%
Comcast Corp. (Class A Stock)	342,800	19,498,464
JCDecaux SA (France)	199,854	7,264,925
News Corp. (Class A Stock)	331,700	4,186,054
RELX PLC (United Kingdom)	880,458	15,101,074
SKY Perfect JSAT Holdings, Inc. (Japan)	467,400	2,197,117
Time Warner, Inc.	151,000	10,381,250
Trinity Mirror PLC (United Kingdom)	126,600	288,922
Twenty-First Century Fox, Inc. (Class B Stock)	305,400	8,267,178
Viacom, Inc. (Class B Stock)	125,200	5,402,380
WPP PLC (United Kingdom)	739,840	15,402,699

		87,990,063

Metals & Mining — 0.2%
Anglo American PLC (United Kingdom)	243,600	2,034,812
Arrium Ltd. (Australia)	4,552,400	280,749
Aurubis AG (Germany)	24,400	1,552,985
Boliden AB (Sweden)	239,000	3,742,298
Mount Gibson Iron Ltd. (Australia)*	1,000,000	123,218
Rio Tinto Ltd. (United Kingdom)	52,600	1,809,679
Shougang Fushan Resources Group Ltd. (China)	6,284,000	782,013
Sumitomo Metal Mining Co. Ltd. (Japan)	238,000	2,703,622
Voestalpine AG (Austria)	90,700	3,118,512

		16,147,888

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	1,753,297
Kohl’s Corp.	277,100	12,832,501
Myer Holdings Ltd. (Australia)(a)	1,428,500	886,783

		15,472,581

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	326,800	3,678,004
Centrica PLC (United Kingdom)	935,900	3,251,331
E.ON SE (Germany)	196,300	1,684,545
PG&E Corp.	674,000	35,587,200

		44,201,080

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	336,900	13,193,004
BP PLC (United Kingdom)	1,661,200	8,427,859
Canadian Natural Resources Ltd. (Canada)	687,800	13,377,710
Eni SpA (Italy)	28,800	453,036
Exxon Mobil Corp.(a)	230,500	17,137,675
Hess Corp.(a)	252,200	12,625,132
JX Holdings, Inc. (Japan)	601,000	2,170,163
Occidental Petroleum Corp.	277,100	18,330,165
OMV AG (Austria)	117,100	2,849,315
Repsol SA (Spain)	266,500	3,108,250
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	310,765	7,371,329
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	252,800	11,980,192

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	495,400	$11,713,824
Statoil ASA (Norway)	192,100	2,800,643
Suncor Energy, Inc. (Canada)	334,000	8,932,529
Total SA (France)	399,369	17,964,861

		152,435,687

Paper & Forest Products — 0.2%
International Paper Co.	282,600	10,679,454
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	452,000	229,378
Mondi PLC (South Africa)	124,800	2,615,698
UPM-Kymmene OYJ (Finland)	226,000	3,392,440

		16,916,970

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	279,003	22,509,962
Kao Corp. (Japan)	268,100	12,153,199
Oriflame Holding AG (Switzerland)*(a)	55,500	688,284

		35,351,445

Pharmaceuticals — 3.2%
AbbVie, Inc.	185,500	10,093,055
Aspen Pharmacare Holdings Ltd. (South Africa)*	193,584	4,118,991
Astellas Pharma, Inc. (Japan)	843,400	10,917,040
AstraZeneca PLC (United Kingdom)	61,400	3,893,889
Bristol-Myers Squibb Co.	333,659	19,752,613
GlaxoSmithKline PLC (United Kingdom)	263,300	5,053,738
Johnson & Johnson	280,600	26,194,010
KYORIN Holdings, Inc. (Japan)	95,200	1,456,723
Merck & Co., Inc.	689,834	34,070,901
Merck KGaA (Germany)	24,500	2,169,152
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	78,200	2,059,223
Novartis AG (Switzerland), ADR	219,329	20,160,722
Novo Nordisk A/S (Denmark), ADR	475,250	25,777,560
Novo Nordisk A/S (Denmark) (Class B Stock)	310,789	16,771,596
Pfizer, Inc.	1,248,100	39,202,821
Sanofi (France)	126,000	11,995,276
Sawai Pharmaceutical Co. Ltd. (Japan)	11,700	680,739
Stada Arzneimittel AG (Germany)	64,700	2,319,261
Teva Pharmaceutical Industries Ltd. (Israel)	114,500	6,470,866
Teva Pharmaceutical Industries Ltd. (Israel), ADR	334,486	18,885,080
Towa Pharmaceutical Co. Ltd. (Japan)	7,000	449,281
Tsumura & Co. (Japan)	106,800	2,322,295

		264,814,832

Professional Services
Skilled Group Ltd. (Australia)	1,278,700	1,540,866

Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co.	388,500	10,621,590

Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	524,967	16,504,962
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,421,307
China Overseas Land & Investment Ltd. (China)	3,868,000	11,760,190

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Lend Lease Group (Australia)	454,800	$4,026,433
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,149,748

		35,862,640

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)(a)	141,500	20,315,155
FirstGroup PLC (United Kingdom)*	308,200	456,570
Go-Ahead Group PLC (United Kingdom)	96,600	3,588,981
National Express Group PLC (United Kingdom)	791,500	3,410,017
Sankyu, Inc. (Japan)	618,000	2,993,853
Seino Holdings Co. Ltd. (Japan)	150,000	1,564,970
Union Pacific Corp.	61,500	5,437,215

		37,766,761

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	50,532	2,850,510
ARM Holdings PLC (United Kingdom)	333,225	4,787,503
ARM Holdings PLC (United Kingdom), ADR	329,376	14,245,512
NXP Semiconductors NV (Netherlands)*	327,585	28,522,826
Shinko Electric Industries Co. Ltd. (Japan)	79,600	448,780
Texas Instruments, Inc.	328,200	16,252,464

		67,107,595

Software — 1.9%
ANSYS, Inc.*	141,485	12,470,488
Autodesk, Inc.*	310,541	13,707,280
Check Point Software Technologies Ltd. (Israel)*(a)	120,110	9,528,326
FactSet Research Systems, Inc.	85,287	13,629,715
Microsoft Corp.	1,127,474	49,901,999
NetSuite, Inc.*(a)	97,491	8,179,495
Oracle Corp.	802,839	28,998,545
salesforce.com, Inc.*	293,242	20,359,792

		156,775,640

Specialty Retail — 0.6%
Aoyama Trading Co. Ltd. (Japan)	79,900	2,818,328
Darty PLC (United Kingdom)(g)	587,300	857,340
Lowe’s Cos., Inc.	467,015	32,186,674
Nitori Holdings Co. Ltd. (Japan)	109,500	8,574,316
Shimachu Co. Ltd. (Japan)	92,800	2,033,144
WH Smith PLC (United Kingdom)	48,100	1,140,188

		47,609,990

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	190,142	20,972,663
Eizo Corp. (Japan)	62,400	1,454,014
Lenovo Group Ltd. (China)	8,034,000	6,791,846
Ricoh Co. Ltd. (Japan)	368,800	3,722,269
Samsung Electronics Co. Ltd. (South Korea)	12,164	11,670,796
SanDisk Corp.	113,900	6,188,187
Wincor Nixdorf AG (Germany)	50,700	1,993,279

		52,793,054

Textiles, Apparel & Luxury Goods — 0.2%
Hermes International (France)	16,446	5,986,591
Under Armour, Inc. (Class A Stock)*	116,909	11,314,453
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,820,112

		20,121,156

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	486,644	$9,016,304
Paragon Group of Cos. PLC (The) (United Kingdom)	428,500	2,563,579

		11,579,883

Tobacco — 0.3%
Imperial Tobacco Group PLC (United Kingdom)	24,900	1,287,296
Philip Morris International, Inc.	254,800	20,213,284

		21,500,580

Trading Companies & Distributors — 0.5%
Fastenal Co.(a)	406,153	14,869,261
Marubeni Corp. (Japan)	744,000	3,645,138
Mitsubishi Corp. (Japan)	169,900	2,784,926
Mitsui & Co. Ltd. (Japan)	435,900	4,899,297
Seven Group Holdings Ltd. (Australia)(a)	380,000	1,174,860
Sumitomo Corp. (Japan)	338,100	3,269,567
Wolseley PLC (Switzerland)	204,512	11,962,683

		42,605,732

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	90,200	2,984,236
KDDI Corp. (Japan)	120,400	2,694,926
NTT DoCoMo, Inc. (Japan)	138,300	2,332,713
T-Mobile US, Inc.*	214,200	8,527,302

		16,539,177

TOTAL COMMON STOCKS (cost $3,667,442,533)		3,931,481,204

EXCHANGE TRADED FUNDS — 10.0%
iShares 20+ Year Treasury Bond Fund ETF	63,000	7,783,020
iShares Core U.S. Aggregate Bond ETF(a)	1,770,374	193,997,583
iShares iBoxx Investment Grade Corporate Bond Fund ETF(a)	62,300	7,232,407
iShares Intermediate Credit Bond ETF(a)	148,674	16,145,996
iShares JPMorgan USD Emerging Markets Bond Fund ETF(a)	364,950	38,830,680
iShares MSCI EAFE ETF(a)	2,901,141	166,293,402
iShares Russell 1000 Growth Index Fund ETF(a)	435,047	40,459,371
iShares Russell 1000 Value Index Fund ETF	421,400	39,308,192
iShares Russell 2000 Index Fund ETF(a)	233,593	25,508,356
iShares TIPS Bond ETF(a)	257,623	28,516,290
SPDR S&P 500 ETF Trust ETF(a)	1,200,896	230,127,700
Vanguard REIT ETF(a)	370,968	28,022,923

TOTAL EXCHANGE TRADED FUNDS (cost $751,079,005)		822,225,920

PREFERRED STOCK
Consumer Finance
Navient Corp., 2.170% (cost $20,250)	1,800	41,184

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 3.6%
Collateralized Loan Obligations — 2.1%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.289%(c)	01/17/23	EUR	53	$59,200
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.389%(c)	04/15/25		1,500	1,484,618
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
1.837%(c)	04/18/27		6,500	6,451,908
Series 2015-4A, Class B, 144A
2.717%(c)	04/18/27		2,500	2,498,484
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
1.821%(c)	02/17/26		500	496,783
Atrium VII (Cayman Islands),
Series 7AR, Class AR, 144A
1.421%(c)	11/16/22		2,190	2,192,762
Atrium X (Cayman Islands),
Series 2013-10A, Class A, 144A
1.409%(c)	07/16/25		4,000	3,958,710
Avery Point VI CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
1.830%(c)	08/05/27		5,000	4,983,601
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.387%(c)	04/20/25		5,500	5,443,509
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.789%(c)	04/17/26		500	496,698
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
1.816%(c)	04/18/27		4,000	3,984,324
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
1.811%(c)	07/18/27		4,500	4,459,817
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.039%(c)	04/17/25		1,750	1,724,676
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.845%(c)	04/22/27		8,250	8,188,373
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1AR, Class A1R, 144A
1.459%(c)	08/14/24		6,400	6,419,884
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.527%(c)	10/20/20		396	394,037
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.459%(c)	01/15/22		4,251	4,236,730
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.536%(c)	01/11/21		44	44,187
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.689%(c)	01/17/26		2,500	2,473,088
Franklin CLO Ltd.,
Series 5A, Class A2, 144A
0.597%(c)	06/15/18		243	241,991

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Fraser Sullivan Clo Vii Ltd. (Cayman Islands),
Series 2012-7A, Class A2R, 144A
2.087%(c)	04/20/23		4,000	$3,978,436
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
1.754%(c)	05/05/27		8,250	8,189,579
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.583%(c)	05/21/21		877	867,743
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.763%(c)	04/15/27		800	797,106
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
1.782%(c)	07/20/27		4,750	4,720,233
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.336%(c)	09/20/22	EUR	800	883,695
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.787%(c)	04/18/26		1,350	1,340,970
Madison Park Funding IX Ltd. (Cayman Islands),
Series 2012-9AR, Class B1R, 144A
2.191%(c)	08/15/22		1,750	1,740,349
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.331%(c)	04/11/21	EUR	41	45,440
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class BR, 144A
2.187%(c)	09/15/23		5,000	5,008,847
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.769%(c)	04/15/26		6,250	6,238,269
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.210%(c)	02/18/24	EUR	251	278,734
Neuberger Berman CLO XII Ltd. (Cayman Islands),
Series 2012-12AR, Class A2R, 144A
1.445%(c)	07/25/23		2,700	2,708,476
Series 2012-12AR, Class BR, 144A
2.395%(c)	07/25/23		750	751,312
Neuberger Berman CLO XVI Ltd. (Cayman Islands),
Series 2014-16A, Class A1, 144A
1.759%(c)	04/15/26		3,200	3,175,264
NZCG Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A2, 144A
2.612%(c)	04/27/27		2,250	2,230,189
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
1.815%(c)	07/22/27		3,250	3,238,746
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
1.786%(c)	07/20/27		4,750	4,739,771
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.268%(c)	06/04/24	EUR	542	599,590
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.583%(c)	02/20/25		500	497,216

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.809%(c)	04/15/26		7,750	$7,752,902
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.855%(c)	10/25/26		500	497,174
Shackleton 2014-V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
1.811%(c)	05/07/26		3,750	3,747,483
Shackleton 2014-VI CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
1.769%(c)	07/17/26		7,250	7,238,908
Shackleton I CLO Ltd. (Cayman Islands),
Series 2012-1A, Class A1, 144A
1.844%(c)	08/14/23		3,750	3,754,925
Shackleton II CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1, 144A
1.697%(c)	10/20/23		2,000	1,996,635
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.561%(c)	05/15/19		322	320,946
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
1.781%(c)	07/20/27		4,500	4,476,189
Treman Park CLO LLC (Cayman Islands),
Series 2015-1A, Class A, 144A
1.761%(c)	04/20/27		5,500	5,497,607
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.409%(c)	07/15/25		2,750	2,721,584
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
1.917%(c)	04/20/26		13,250	13,201,586
Voya CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class AR, 144A
1.589%(c)	10/15/22		4,000	3,982,832
Series 2012-3AR, Class BR, 144A
2.239%(c)	10/15/22		3,250	3,221,843
Series 2013-2A, Class A1, 144A
1.445%(c)	04/25/25		500	493,075
Wood Street CLO BV (Netherlands),
Series 10A, Class A1
0.339%	03/29/21	EUR	18	20,511
Series I, Class A
0.305%(c)	11/22/21	EUR	310	344,876

				171,532,421

Non-Residential Mortgage-Backed Securities — 0.2%
Hertz,
Series 2015-1A, Class A(g)
2.730%	03/25/21		5,000	4,962,500
Motor PLC (United Kingdom),
Series 2014-1X, Class A1
0.679%(c)	08/25/21		690	689,986
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		3,500	3,499,727
Series 2015-2A, Class A, 144A
2.570%	07/18/25		3,300	3,292,522

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Series 2005-1, Class M2
0.919%(c)	05/25/35		500	$373,503
SLM Student Loan Trust,
Series 2007-3, Class A3
0.335%(c)	04/25/19		600	590,856
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24		4,675	4,724,317

				18,133,411

Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.584%(c)	03/25/36		2,900	2,481,829
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
0.897%(c)	06/25/34		78	72,775
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.644%(c)	07/25/35		7,400	6,615,652
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
1.004%(c)	06/25/34		2,191	2,050,308
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.169%(c)	12/25/34		3,380	3,174,408
Series 2005-HE5, Class M2
1.229%(c)	06/25/35		7,458	7,246,514
Series 2007-AQ1, Class A1
0.304%(c)	11/25/36		332	329,506
Series 2007-HE3, Class 1A2
0.394%(c)	04/25/37		1,344	1,306,352
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.299%(c)	03/25/35		2,000	1,862,544
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.249%(c)	09/25/34		1,373	1,289,485
Series 2005-14, Class 3A3
0.544%(c)	04/25/36		3,344	3,288,787
Series 2006-4, Class 2A2
0.379%(c)	07/25/36		364	356,564
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.257%(c)	11/25/36		26	13,957
Series 2007-CB6, Class A1, 144A
0.319%(c)	07/25/37		59	39,024
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36		55	32,443
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.654%(c)	05/25/36		2,600	2,101,460
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.788%(c)	06/15/40	GBP	1,301	1,740,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
First NLC Trust,
Series 2007-1, Class A1, 144A
0.267%(c)	08/25/37	197	$108,034
GSAMP Trust,
Series 2003-FM1, Class M1
1.446%(c)	03/20/33	3,998	3,850,552
Series 2007-NC1, Class A2C
0.349%(c)	12/25/46	3,030	1,654,818
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.354%(c)	07/25/37	1,170	729,873
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.304%(c)	08/25/36	123	62,982
Series 2007-HE1, Class AV1
0.254%(c)	03/25/47	13	12,607
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3
0.979%(c)	08/25/35	2,000	1,472,136
Series 2006-11, Class 1A
0.359%(c)	12/25/36	8,240	5,090,253
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.624%(c)	06/25/35	1,100	1,040,180
Series 2006-NC2, Class A3
0.304%(c)	08/25/36	4,660	2,309,337
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.589%(c)	08/25/36	4,200	3,611,248
Series 2006-RM4, Class A2A
0.274%(c)	09/25/37	4	1,455
Series 2007-HE2, Class A2A
0.314%(c)	02/25/37	13	6,328
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.094%(c)	05/25/34	2,150	2,042,377
Series 2006-WMC2, Class A2FP
0.244%(c)	07/25/36	79	36,216
Series 2007-HE6, Class A1
0.259%(c)	05/25/37	42	26,543
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.244%(c)	11/25/36	1	541
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2
0.669%(c)	01/25/36	400	316,868
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.054%(c)	11/25/34	1,469	1,344,545
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class M1
0.634%(c)	11/25/35	1,200	1,133,164
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
1.234%(c)	02/25/35	5,400	5,240,824
Series 2005-WCW2, Class M1
0.694%(c)	07/25/35	3,000	2,962,473
Series 2005-WHQ4, Class M1
0.664%(c)	09/25/35	1,700	1,578,586

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
RAMP Trust,
Series 2005-EFC4, Class M3
0.674%(c)	09/25/35	6,600	$5,905,027
RASC Trust,
Series 2002-KS4, Class AIIB
0.694%(c)	07/25/32	17	14,671
Series 2005-AHL1, Class M1
0.644%(c)	09/25/35	659	633,316
Series 2005-KS10, Class M2
0.634%(c)	11/25/35	2,000	1,740,802
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.257%	12/25/36	36	13,887
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.324%(c)	05/25/37	281	198,496
Series 2007-HE1, Class A2A
0.257%(c)	12/25/36	36	13,887
Series 2007-NC1, Class A2A
0.244%(c)	12/25/36	2	1,190
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.449%(c)	11/25/36	4,000	2,761,016
Series 2006-NLC1, Class A1, 144A
0.254%(c)	11/25/36	28	11,103
Series 2006-OPT2, Class A3
0.379%(c)	05/25/36	1,850	1,745,729
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3
0.914%(c)	05/25/35	2,500	2,308,245
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	4,042	4,028,243
VOLT XXXIII LLC,
Series 2015-NPL5, Class A1, 144A
3.500%(c)	03/25/55	1,820	1,812,737
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%	02/25/55	3,625	3,595,144
VOLT XXXVI LLC,
Series 2015-NP10, Class A1, 144A
3.625%(c)	07/25/45	2,940	2,926,250
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45	4,934	4,924,736
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
0.854%(c)	10/25/35	6,300	5,909,778
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.257%(c)	10/25/36	89	44,901
Series 2007-HE2, Class 2A3
0.449%(c)	04/25/37	5,357	2,587,457

			109,810,743

TOTAL ASSET-BACKED SECURITIES (cost $298,346,759)			299,476,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 0.1%
Automobiles — 0.1%
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	3,969	3,953,616

Healthcare-Services
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21	1,124	1,109,034

Oil & Gas
Motor Fuel Group (United Kingdom),
Term Loan
6.000%	07/17/22	850	1,271,904

Pharmaceuticals
Valeant Pharmaceuticals International, Inc.,
Term Loan
4.000%	04/01/22	995	983,309

TOTAL BANK LOANS (cost $7,385,258)			7,317,863

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.666%(c)	06/24/50	217	223,209
Series 2010-UB5, Class A4A, 144A
5.675%(c)	02/17/51	1,678	1,731,471
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.360%(c)	02/10/48	76,865	1,841,762
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	71	72,667
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	14	14,269
Series 2013-LC13, Class XA, IO
1.580%(c)	08/10/46	43,751	2,790,002
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	1,300	1,305,405
Series 2015-DC1, Class XA, IO
1.337%(c)	02/10/48	61,438	4,624,989
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ
5.650%(c)	02/15/39	2,865	2,884,067
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	69	70,407
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	715	726,611
Series 2010-UD1, Class A, 144A
5.927%(c)	12/16/49	623	658,307
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44	2,182	2,206,265
Eleven Madison Trust,
Series 2015-11MD, Class A, 144A
3.555%(c)	09/10/35	3,600	3,730,135

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.500%(c)	11/10/45		3,363	$349,137
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.821%(c)	10/25/18	GBP	188	276,494
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A4
3.227%	10/15/48		10,000	10,066,980
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43		2,099	2,136,506
Series 2006-LDP9, Class A3
5.336%	05/15/47		105	108,625
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,395,831
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.553%(c)	01/12/44		9,335	9,381,675
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,268,040
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.114%(c)	06/11/49		34	35,840
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
19.693%(c)	12/16/49		158	162,863
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	754,645
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A4
5.308%	11/15/48		3,170	3,260,132
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.558%(c)	03/23/45		1,818	1,843,250

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,383,929)				62,919,584

CORPORATE BONDS — 12.3%
Aerospace & Defense
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		800	775,056

Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	276,680
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.600%	11/15/23		1,575	1,632,388
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		700	700,001

				2,609,069

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	2,135	$2,278,964
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,215	1,191,307
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	299	335,785
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	1,500	1,556,250
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	3,160	3,334,326
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates, 144A
4.200%	08/15/29	2,000	1,925,000
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates, 144A(g)
4.500%	08/15/25	8,000	7,600,000
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	5,179	5,049,525
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18	150	161,201

			23,432,358

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	5,050	4,887,865
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	3,700	3,740,829
3.150%	01/15/20	4,610	4,570,626
3.450%	04/10/22	3,125	3,005,894
3.500%	07/10/19	2,500	2,525,853
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20	1,440	1,436,495
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18	1,500	1,468,350
4.250%	11/15/19	250	240,625

			21,876,537

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22	2,315	2,326,575
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21	620	643,250
Lear Corp.,
Gtd. Notes
5.250%	01/15/25	2,500	2,450,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		2,500	$2,512,500

				7,932,325

Banks — 3.6%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
2.375%	03/16/20		2,500	2,511,010
4.000%	04/27/16		1,900	1,934,200
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15		400	400,010
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.875%	10/24/18	EUR	900	1,096,974
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16	EUR	200	232,515
Sr. Unsec’d. Notes, MTN
3.625%	04/01/19	EUR	4,400	4,941,748
Banco do Brasil SA (Brazil),
Jr. Sub. Notes, 144A
9.000%(c)	06/29/49		8,000	4,656,560
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
3.500%	03/14/19	EUR	5,436	6,195,429
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	1,400	1,502,184
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		700	696,290
4.625%	02/13/17		800	797,600
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.887%(c)	01/19/16		2,000	2,000,000
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		1,200	1,255,500
Bank of America Corp.,
Sr. Unsec’d. Notes
0.546%(c)	10/14/16		500	498,108
5.750%	12/01/17		6,600	7,134,230
Sr. Unsec’d. Notes, MTN
1.139%(c)	03/22/16		3,600	3,606,484
3.875%	08/01/25		3,400	3,447,229
4.000%	04/01/24		2,200	2,264,475
4.125%	01/22/24		1,100	1,149,931
5.000%	05/13/21		5,085	5,603,070
6.875%	04/25/18		1,400	1,564,690
Sub. Notes, MTN
0.679%(c)	05/23/17	EUR	600	665,918
4.000%	01/22/25		4,750	4,655,309
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.000%	02/24/25		1,825	1,793,939
Sr. Unsec’d. Notes, MTN
1.191%(c)	08/17/20		1,000	1,002,818

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	1,800	$2,024,004
Sr. Unsec’d. Notes
0.181%(c)	01/25/16	EUR	300	334,386
3.500%	01/17/19	EUR	700	807,292
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	4,400	4,739,707
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN(g)
2.010%	12/21/20	MXN	2,500	144,928
Sub. Notes
7.625%	11/21/22		5,300	5,939,313
7.750%(c)	04/10/23		360	385,650
Sub. Notes, 144A
10.179%	06/12/21		2,320	3,039,393
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(c)	06/15/18		2,700	2,711,896
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16		800	808,000
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16		6,000	6,060,000
BPCE SA (France),
Gtd. Notes
0.895%(c)	11/18/16		3,000	3,002,619
Gtd. Notes, MTN
2.500%	07/15/19		200	202,431
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16	EUR	1,500	1,696,708
Gtd. Notes, MTN
2.500%	02/01/17	EUR	600	681,370
Caixa Economica Federal (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	05/13/19		2,400	2,107,512
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25		4,905	4,682,740
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		3,200	3,280,000
5.250%	03/15/18		6,416	6,592,440
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		2,700	2,801,250
6.625%	04/01/18		1,000	1,057,500
CITIC Ltd. (China),
Sr. Unsec’d. Notes, MTN
6.875%	01/21/18		915	992,360
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49		2,395	2,362,069
8.400%(c)	04/29/49		2,200	2,466,200
Sr. Unsec’d. Notes
3.750%	06/16/24		1,000	1,017,109
6.000%	08/15/17		2,000	2,155,946
6.125%	11/21/17		500	545,023
Sr. Unsec’d. Notes, MTN

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
0.820%(c)	05/01/17		7,500	$7,476,120
Sub. Notes
4.300%	11/20/26		3,500	3,466,022
Sub. Notes, MTN
0.641%(c)	05/31/17	EUR	800	888,338
Commonwealth Bank of Australia (Australia),
Covered Bonds, RegS(g)
2.250%	03/16/17		3,900	3,968,546
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes
8.375%(c)	07/29/49		2,572	2,652,010
Jr. Sub. Notes, MTN
8.400%(c)	11/29/49		1,900	2,022,504
Corpbanca SA (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,689,508
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19		4,600	4,642,016
Credit Agricole SA (France),
Jr. Sub. Notes
7.500%(c)	04/29/49	GBP	800	1,165,879
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		1,470	1,464,214
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.800%	09/15/22		925	923,944
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
1.750%	01/29/18		2,250	2,250,205
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,106,591
Depfa ACS Bank (Ireland),
Covered Bonds, MTN
3.875%	11/14/16	EUR	5,100	5,931,291
Covered Bonds, RegS
5.125%	03/16/37		5,500	6,947,358
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,171,757
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,390,217
2.250%	01/30/19		1,300	1,325,834
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,000	2,059,278
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,800	1,802,520
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		2,500	2,555,450
FMS Wertmanagement Aoer (Germany),
Gov’t. Gtd. Notes, MTN
0.750%	12/15/17	GBP	1,500	2,255,389

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		1,850	$1,807,219
Sr. Unsec’d. Notes
3.500%	01/23/25		8,995	8,852,501
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	315,939
HSH N Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.413%(c)	12/21/15	EUR	2,600	2,907,376
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes
5.750%	11/16/20		2,000	2,227,746
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		1,700	1,708,126
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	2,072,276
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.500%	08/06/22		3,600	3,159,000
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,750	2,701,875
Sr. Unsec’d. Notes
3.125%	01/23/25		5,740	5,539,720
3.200%	01/25/23		2,265	2,248,386
Sub. Notes
3.875%	09/10/24		1,250	1,238,055
4.250%	10/01/27		1,175	1,170,192
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		900	972,549
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		200	218,530
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.250%	03/16/20		2,580	2,571,762
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		1,000	1,019,549
LBG Capital No. 2 PLC (United Kingdom),
Gtd. Notes
15.000%	12/21/19	GBP	680	1,441,162
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27	GBP	1,500	2,730,579
Gtd. Notes
1.750%	05/14/18		1,500	1,496,973
3.500%	05/14/25		300	296,729
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,231,101
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		1,535	1,511,975

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.800%	04/29/16		800	$813,115
4.300%	01/27/45		3,070	2,917,660
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18		1,800	2,004,361
Sub. Notes, MTN
4.350%	09/08/26		1,450	1,457,462
National Bank of Greece SA (Greece),
Covered Bonds(g)
3.875%	10/07/16	EUR	900	919,956
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,530,484
Norddeutsche Landesbank Girozentrale (Germany),
Sec’d. Notes, 144A
0.875%	10/16/15		7,000	7,000,770
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
5.000%	04/23/19	EUR	700	736,328
7.000%	03/04/16	EUR	1,356	1,500,050
Unsec’d. Notes, MTN
5.000%	04/04/19	EUR	2,400	2,514,477
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	19,500	2,920,320
PNC Bank NA,
Sr. Unsec’d. Notes
2.950%	02/23/25		2,425	2,348,161
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/29/49		100	100,750
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, MTN, RegS
9.500%(c)	03/16/22		2,600	2,833,711
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,575	1,569,695
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,907,021
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	2,745,426
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,280	1,280,000
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,036,075
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.787%(c)	04/20/16		200	198,560
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BKNT
5.875%	12/20/17		100	108,883
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	5,809,375
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25		2,400	2,309,326

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	$2,216,379

				293,616,723

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		720	661,077
5.375%	05/15/43		1,180	1,258,088
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	951,497

				2,870,662

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $608,108; purchased 01/30/15)
6.750%	05/01/21		567	603,855
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $2,296,500; purchased 01/30/15-02/11/15)
5.375%	11/15/24		2,200	2,172,500
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		2,400	2,579,280
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		1,300	1,360,125
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20		2,100	2,205,000

				8,920,760

Capital Markets
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
0.401%(c)	01/16/17	EUR	100	111,980

Chemicals — 0.4%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	154,526
5.250%	01/15/45		1,220	1,260,088
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		4,000	4,030,000
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23		1,605	1,669,200
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,194,198
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,546,112
4.625%	10/01/44		1,050	949,792

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	$2,747,497
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	741,191
Ineos Finance PLC (United Kingdom),
Sec’d. Notes
4.000%	05/01/23	EUR	4,100	4,191,948
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	508,852
5.750%	04/15/24		2,270	2,537,624
Monsanto Co.,
Sr. Unsec’d. Notes
3.950%	04/15/45		525	425,988
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		3,200	3,312,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		1,400	1,449,119
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	3,011,515

				29,729,650

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A(f)(g)(original cost $617,800; purchased 2/10/15)
4.500%	02/15/45		625	578,006
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18		1,000	1,127,500
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22		3,750	3,975,000

				5,680,506

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.150%	02/09/22		3,500	3,412,633
2.850%	05/06/21		400	410,232
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
2.450%	10/05/17		3,925	3,922,802
2.850%	10/05/18		1,385	1,383,227
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,662,433

				10,791,327

Diversified Financial Services — 0.8%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		2,600	2,580,214
3.500%	07/18/16		11,500	11,528,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.500%	02/15/17	2,400	$2,460,000
Sr. Unsec’d. Notes
3.600%	05/21/18	7,000	6,921,250
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	1,180	1,133,626
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15	5,500	5,508,481
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25	868	902,836
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	168	175,206
General Electric Capital Corp.,
Gtd. Notes, MTN
2.200%	01/09/20	4,060	4,116,422
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.754%(c)	06/01/16	1,700	1,696,903
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	3,200	3,519,680
Sr. Unsec’d. Notes
5.750%	05/15/16	9,000	9,135,000
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A(g)
2.500%	05/16/18	2,100	2,105,120
Lehman Brothers Holdings, Inc.,
Sr. Unsecd. Notes, MTN(d)(g)
5.625%	01/24/13	1,700	174,250
Sr. Unsec’d. Notes, MTN(d)(g)
2.851%	12/23/24	200	20,250
2.907%	11/16/24	400	41,200
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	2,163	2,173,815
8.450%	06/15/18	750	771,090
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	400	414,000
7.250%	12/15/21	2,500	2,537,500
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
6.250%	07/06/24	3,800	2,432,000
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	5,050	4,992,859

			65,340,682

Electric — 0.5%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	3,000	2,997,384
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21	3,600	3,735,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23	2,200	$2,348,500
Sr. Unsec’d. Notes
5.500%	02/01/24	1,300	1,209,000
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	434,608
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.750%	06/01/45	1,400	1,324,950
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	2,700	2,706,750
7.375%	11/01/22	700	706,125
7.625%	11/01/24	1,700	1,717,000
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	950	1,024,000
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,823,561
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	764,251
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	805,535
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	500	499,581
Lamar Funding Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
3.958%	05/07/25	2,500	2,337,500
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	4,000	4,055,000
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	291,441
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.950%	04/01/25	500	480,673
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,000,232
PPL Electric Utilities Corp.,
First Mortgage
3.000%	09/15/21	4,490	4,617,983
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19	790	837,552
Southern California Edison Co.,
First Mortgage
2.400%	02/01/22	735	727,282
3.600%	02/01/45	1,190	1,093,748

			37,537,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	2,135	$2,140,337
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	3,000	2,865,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	2,000	2,025,000

			7,030,337

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	2,500	2,381,250

Foods — 0.2%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	2,000	1,925,000
General Mills, Inc.,
Sr. Unsec’d. Notes
0.594%(c)	01/29/16	200	199,889
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20	1,800	1,845,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(f)(g)(original cost $1,109,188; purchased 01/8/15-01/20/15)
8.250%	02/01/20	1,050	1,094,625
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $2,050,000; purchased 05/20/15)
5.750%	06/15/25	2,050	1,886,000
JM Smucker Co (The),
Gtd. Notes, 144A
3.000%	03/15/22	1,055	1,050,215
3.500%	03/15/25	425	422,357
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.000%	07/15/35	700	731,212
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	1,690	1,734,170
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	1,160	1,216,927
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	2,229	2,289,814

			14,395,209

Forest Products & Paper
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $1,847,864; purchased 2/11/15)
3.600%	03/01/25	1,820	1,818,404

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	1,410	$1,305,722

			3,124,126

Gas
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(f)(g)(original cost $923,132; purchased 6/16/15)
6.375%	03/30/38	886	837,439
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	944,033

			1,781,472

Healthcare-Products — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,401,162
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	1,090	1,112,175
4.625%	03/15/45	2,360	2,433,389
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	1,300	1,304,755

			6,251,481

Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	994,769
6.750%	12/15/37	1,410	1,753,728
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	2,972,622
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,000	995,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,736,057
8.000%	11/15/19	1,700	1,769,063
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,323,754
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	2,900	2,892,750
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	5,325,000
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	288,750
5.750%	11/01/24	1,600	1,580,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	270,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
3.200%	02/01/22	1,225	$1,219,300
4.625%	11/15/20	550	590,291
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	2,000	2,020,000
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	330,987
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20	1,040	1,037,990
3.500%	03/30/25	1,650	1,602,133
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24	2,290	2,342,077
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	2,400	2,340,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	500	527,500
6.250%	11/01/18	1,000	1,067,500
Sr. Unsec’d. Notes
5.500%	03/01/19	1,500	1,485,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,670	1,762,082

			39,227,186

Holding Companies-Diversified
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	2,800	2,790,656

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	1,500	1,481,250
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	3,000	3,375,000

			4,856,250

Housewares
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19	2,050	2,068,054
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20	1,240	1,284,950

			3,353,004

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25	840	819,220
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	3,175	2,920,603

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	660	$681,107
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	400	382,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	1,780	1,730,749
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/25	945	928,796
6.300%	10/09/37	1,760	2,128,583
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	3,360	3,341,725
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23	1,020	1,095,858
4.875%	11/13/43	1,500	1,581,216
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	3,425	3,408,587
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	980	1,193,352
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	1,160	1,037,468
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,530	1,573,906
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $580,539; purchased 2/12/15)
2.950%	11/01/19	570	577,922
Travelers Cos. Inc. (The),
Sr. Unsec’d. Notes
4.300%	08/25/45	750	750,750

			24,151,842

Internet — 0.2%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19	7,200	7,065,994
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.000%	06/30/20	2,500	2,483,687
3.250%	08/06/18	3,900	3,975,270
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	3,500	3,558,419
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,637,960

			18,721,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.125%	06/01/20	400	$362,040

Leisure Time
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $1,676,194;purchased 2/11/15)
8.500%	10/15/22	1,505	1,647,975

Lodging — 0.1%
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25	1,700	1,700,000
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	2,500	2,555,400
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	3,150	3,457,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	1,900	1,629,250

			9,341,775

Machinery-Diversified
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.050%	03/01/20	2,300	2,308,673
2.875%	03/01/25	950	943,488

			3,252,161

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	2,460	2,659,467
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	4,400	4,004,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	625	651,563
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23	2,425	2,235,607
5.375%	05/01/25	1,500	1,366,875
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	7,700	7,704,066
6.384%	10/23/35	790	799,280
6.484%	10/23/45	955	963,452
6.834%	10/23/55	250	249,264
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	1,352	1,392,560
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	1,800	1,886,994
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25	5,100	5,000,244

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
6.375%	07/28/17	705	$744,565
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,450	1,404,687
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A(g)
6.250%	05/06/18	1,000	1,098,037
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(f)(g)(original cost of restricted portion $937,719; purchased 4/13/15)
5.125%	02/15/25	2,425	2,273,437

			34,434,098

Mining — 0.2%
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18	900	912,159
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24	1,000	930,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	13,500	12,968,424
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20	1,000	935,000
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
4.125%	05/20/21	1,110	1,163,613
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	1,350	1,095,997
6.750%	04/16/40	500	443,815

			18,449,008

Miscellaneous Manufacturing
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24	1,410	1,384,468

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	1,400	1,410,206
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	1,385	1,339,748

			2,749,954

Oil & Gas — 1.1%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	750	915,113
California Resources Corp.,
Gtd. Notes
6.000%	11/15/24	1,575	938,109
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.702%(c)	03/30/16	4,000	3,991,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes
3.539%(c)	04/15/19	100	$71,000
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	3,500	3,449,887
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32	1,700	2,089,548
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	1,100	959,750
5.875%	09/18/23	6,000	5,775,000
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	784,291
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,104,141
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,610	1,602,740
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	1,275	1,492,565
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22	5,248	1,849,920
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23	1,121	281,381
6.750%	10/01/23	906	238,757
ONGC Videsh Ltd. (India),
Sr. Unsec’d. Notes
4.625%	07/15/24	2,500	2,556,150
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	3,831,862
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.953%(c)	05/20/16	600	565,500
2.694%(c)	03/17/17	4,200	3,612,000
3.214%(c)	03/17/20	700	476,000
4.875%	03/17/20	200	145,000
5.375%	01/27/21	2,400	1,746,000
6.250%	03/17/24	4,800	3,493,440
6.850%	06/05/15	5,700	3,633,750
7.875%	03/15/19	400	330,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.000%	03/05/20	4,000	4,283,600
8.000%	05/03/19	10,000	11,319,000
Gtd. Notes, 144A
4.500%	01/23/26	5,000	4,609,500
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25	5,000	4,948,545

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22	2,000	$1,960,000
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	10,600	11,028,166
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	985,482
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	615	604,298
4.050%	01/23/20	855	850,116
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	3,000	2,960,523
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45	230	204,751

			90,687,073

Packaging & Containers
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	450	452,813
6.375%	08/15/25	350	353,500

			806,313

Pharmaceuticals — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.950%	03/15/25	2,030	1,989,006
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	970	956,679
4.500%	05/14/35	1,625	1,568,621
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25	1,800	1,738,870
4.550%	03/15/35	1,970	1,812,520
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	457,120
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25	700	689,215
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	475	469,063
6.000%	02/01/25	500	485,625
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	3,375	3,285,023
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	2,200	2,222,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	675	$642,938

			16,316,680

Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	1,375	1,332,171
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	680	623,771
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19	3,480	3,903,001
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,741,641
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	5,000	2,247,000
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	758,211
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19	900	882,000
6.250%	10/15/22	1,000	975,000
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	2,025	1,753,893

			14,216,688

Real Estate
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes
3.875%	06/04/25	1,800	1,746,076

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,834,324
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	2,000	2,079,000
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	300	347,616
6.375%	04/15/21	2,325	2,669,939
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	1,300	1,303,886
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21	1,750	1,902,668
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	605	607,192

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	$2,104,058

				12,848,683

Real Estate Management & Development
Central China Real Estate Ltd. (China),
Gtd. Notes, RegS
8.000%	01/28/20		200	187,998

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,125	2,084,478
6.950%	06/15/16		2,400	2,501,410
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,740	1,711,408
4.875%	07/20/35		405	424,955
5.125%	07/20/45		510	548,226
5.300%	12/05/43		500	551,666
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17		1,680	1,732,270
Dollar Tree Inc.,
Gtd. Notes, 144A
5.250%	03/01/20		425	435,795
5.750%	03/01/23		800	830,000
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
5.500%	10/15/20		2,000	2,070,000
Sr. Unsec’d. Notes, 144A
4.500%	08/01/23	EUR	575	655,391
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,187,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17		1,500	1,647,203
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37		220	265,698
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,418,750

				21,064,750

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		3,900	4,075,500
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26		3,000	2,700,000
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		1,425	1,337,719

				8,113,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		500	$500,995
6.125%	11/01/23		2,500	2,512,500
First Data Corp.,
Gtd. Notes
12.625%	01/15/21		4,775	5,425,594
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		1,050	1,097,250
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		2,400	2,393,947

				11,930,286

Telecommunications — 0.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	3,663,938
7.125%	12/09/24	MXN	23,000	1,322,321
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		5,510	5,259,273
4.500%	05/15/35		425	388,797
4.750%	05/15/46		570	522,289
BellSouth Corp.,
Gtd. Notes, 144A
4.821%	04/26/21		1,600	1,632,562
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		400	421,792
5.350%	05/20/24		655	701,199
Gtd. Notes, RegS
3.375%	05/20/21	EUR	500	583,845
5.125%	03/11/23		220	231,986
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		2,500	2,493,157
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		1,750	1,960,000
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		2,825	2,895,625
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
5.750%	03/23/16		900	920,546
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	810,000
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		2,000	2,174,660
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		1,800	1,651,500
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, RegS
4.750%	02/16/21		4,000	4,368,800

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		700	$734,510
Sr. Unsec’d. Notes
9.125%	03/01/17		2,200	2,228,182
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		25	19,359
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	972,500
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,408,750
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		1,150	1,120,086
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	1,872,000
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		900	952,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16		4,652	4,715,918
3.000%	11/01/21		100	99,725
4.862%	08/21/46		3,040	2,850,648
5.012%	08/21/54		2,375	2,161,592
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	1,980	3,025,666

				54,164,101

Thrifts & Mortgage Finance — 0.6%
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	5,100	6,222,259
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/15	DKK	63,300	9,479,809
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/16	DKK	217,500	32,727,523
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes
5.375%	09/26/24		2,500	2,014,375

				50,443,966

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		2,325	2,166,175
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	900	842,245
5.014%	12/27/17	EUR	1,000	933,034

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	$7,372,000
Ryder System, Inc.,
Unsec’d. Notes, MTN
2.650%	03/02/20		870	867,042

				12,180,496

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(f)(g)(original cost $2,530,736; purchased 2/5/15)
3.050%	01/09/20		2,490	2,511,987

TOTAL CORPORATE BONDS (cost $1,046,493,250)				1,008,129,229

FOREIGN GOVERNMENT BONDS — 5.9%
Athens Urban Transportation Organisation (Greece),
Gov’t. Gtd. Notes, MTN(g)
4.851%	09/19/16	EUR	1,300	1,238,817
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	2,300	2,747,797
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		3,300	3,023,460
5.750%	09/26/23		1,300	1,072,500
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	14,900	2,712,190
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		2,000	1,750,000
5.625%	01/07/41		500	405,000
Unsec’d. Notes
11.000%	06/26/17	EUR	1,300	1,612,417
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	EUR	450	648,528
4.250%	07/04/39	EUR	13,000	23,524,781
4.750%	07/04/40	EUR	4,200	8,195,310
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	8,300	10,127,489
Caisse Francaise de Financement Local (France),
Covered Bonds, MTN
5.250%	02/16/17		700	741,446
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		800	854,000
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
1.209%(c)	05/14/17		2,600	2,588,404
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		675	578,813
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20		500	498,603

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN
3.750%	11/01/15	EUR	800	$892,673
4.750%	06/25/19	EUR	6,500	7,684,981
Unsec’d. Notes, MTN
3.875%	05/06/22	EUR	8,400	9,486,454
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN (original cost $1,590,656; purchased 06/24/15)(f)
4.750%	02/25/16	EUR	1,400	1,572,914
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	966,902
1.500%	04/15/16	EUR	2,000	2,594,642
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,331,087
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	2,895,750
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	332,224
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,577,436
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,358,413
5.375%	11/04/16		785	800,986
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,526,183
2.875%	01/21/25		3,000	2,925,459
4.000%	01/29/21		300	322,989
5.000%	04/11/22		2,600	2,914,317
Sr. Unsec’d. Notes, MTN
6.460%	02/27/17	MXN	20,000	1,185,775
France Government Bond OAT (France),
Bonds, TIPS
0.250%	07/25/18	EUR	200	238,904
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
9.250%	04/23/19		2,300	2,538,625
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/24	EUR	50	39,047
3.000%(c)	02/24/25	EUR	50	38,392
3.000%(c)	02/24/26	EUR	50	37,768
3.000%(c)	02/24/27	EUR	50	37,134
3.000%(c)	02/24/28	EUR	50	36,615
3.000%(c)	02/24/29	EUR	75	53,934
3.000%(c)	02/24/30	EUR	75	52,806
3.000%(c)	02/24/31	EUR	75	52,196
3.000%(c)	02/24/32	EUR	75	51,260
3.000%(c)	02/24/33	EUR	75	50,489
3.000%(c)	02/24/34	EUR	75	49,813
3.000%(c)	02/24/35	EUR	75	49,125
3.000%(c)	02/24/36	EUR	175	113,374
3.000%(c)	02/24/37	EUR	175	112,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%(c)	02/24/38	EUR	175	$111,713
3.000%(c)	02/24/39	EUR	175	111,303
3.000%(c)	02/24/40	EUR	175	111,164
3.000%(c)	02/24/41	EUR	175	111,545
3.000%(c)	02/24/42	EUR	175	111,807
Bonds, RegS
3.000%(c)	02/24/23	EUR	50	39,660
Sr. Unsec’d. Notes
4.750%	04/17/19	EUR	1,000	972,656
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17	JPY	639,000	4,486,662
4.500%	07/03/17	JPY	200,000	1,392,073
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,113,750
6.375%	03/29/21		350	399,524
7.625%	03/29/41		1,304	1,731,060
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.875%	07/08/21	EUR	5,600	5,991,530
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,125	1,158,063
Sr. Unsec’d. Notes, RegS
6.750%	01/15/44		1,500	1,591,665
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, MTN
4.530%	03/17/16	CAD	100	75,639
5.000%	04/10/17		500	525,249
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.750%	09/01/24(h)	EUR	12,800	16,767,567
4.000%	02/01/37	EUR	2,400	3,293,090
4.500%	03/01/24	EUR	28,300	38,823,427
4.750%	09/01/44	EUR	1,600	2,481,703
5.000%	09/01/40	EUR	2,300	3,615,235
Bonds, TIPS
1.700%	09/15/18	EUR	1,300	1,547,364
2.100%	09/15/21	EUR	1,040	1,384,230
2.350%	09/15/19	EUR	600	807,972
2.550%	09/15/41	EUR	400	585,912
3.100%	09/15/26	EUR	100	143,964
Sr. Unsec’d. Notes
3.750%	05/01/21(h)	EUR	2,000	2,567,685
4.750%	09/01/28	EUR	1,600	2,319,736
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17	EUR	400	460,933
2.350%	09/15/24	EUR	6,590	8,344,274
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18		1,800	1,951,200
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		3,300	3,671,250
Mexican Bonos (Mexico),
Bonds
3.270%(c)	01/04/18	MXN	53,400	3,188,014
4.750%	06/14/18	MXN	15,469	918,439
6.500%	06/09/22	MXN	50,000	3,067,386
7.500%	06/03/27	MXN	264,500	17,070,498
7.750%	05/29/31	MXN	21,400	1,406,460

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
8.000%	06/11/20	MXN	45,000	$2,969,115
10.000%	12/05/24	MXN	24,900	1,876,316
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	463,866
4.000%	11/08/46	MXN	14,784	4,924,287
4.500%	12/04/25	MXN	20,391	7,225,028
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,100	3,741,250
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	3,479,373
2.500%	09/20/35	NZD	1,700	1,119,985
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.000%	05/20/16		1,180	1,132,800
3.875%	01/27/16		1,175	1,154,437
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		1,500	1,577,175
5.500%	06/27/44		2,000	1,605,000
Gtd. Notes, 144A
5.625%	01/23/46		675	549,349
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,229,992
9.500%	02/02/30		1,340	2,128,597
Portugal Government International Bond (Portugal),
Unsec’d. Notes, RegS
5.125%	10/15/24		3,700	3,920,594
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.950%	10/25/23	EUR	800	1,081,285
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,000	1,295,000
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	266,929
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	810,720
4.000%	10/07/19		600	654,186
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,061,259
3.450%	06/02/45	CAD	3,000	2,302,750
3.500%	06/02/24	CAD	3,000	2,460,067
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	191,335
Notes
4.250%	12/01/21	CAD	1,100	940,362
Notes, MTN
7.295%	07/22/26		2,400	3,165,528
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,275,528
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,316,568
3.750%	09/01/24	CAD	1,600	1,332,586

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		400	$387,600
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,363,148
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	1,975,043
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	3,902,579
Republic of Korea (South Korea),
Sr. Unsec’d. Notes
4.125%	06/10/44		3,300	3,771,900
Republic of Panama (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		2,000	1,935,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	488,534
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,674,790
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,043,750
7.000%	06/05/20		600	663,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44		400	465,000
Sr. Unsec’d. Notes, RegS
6.125%	01/22/44		400	465,000
6.750%	02/07/22		900	1,062,000
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.700%	11/01/16	EUR	1,300	1,522,819
5.125%	03/30/26	EUR	900	1,307,512
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19		1,800	1,899,000
5.250%	02/18/24		4,700	5,170,000
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19		4,500	4,747,500
5.250%	02/18/24		1,400	1,540,000
5.500%	10/26/22		4,400	4,941,218
5.850%	05/10/23		5,000	5,712,900
Sr. Unsec’d. Notes, RegS
4.750%	05/10/18		4,400	4,680,500
Spain Government Bond (Spain),
Bonds
3.800%	04/30/24	EUR	20,300	26,363,483
5.150%	10/31/44	EUR	400	631,511
Sr. Unsec’d. Notes
2.150%	10/31/25	EUR	2,400	2,744,582
2.750%	10/31/24	EUR	7,000	8,435,308
4.700%	07/30/41	EUR	300	439,441
5.400%	01/31/23	EUR	1,800	2,552,378
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	GBP	200	346,509
Sr. Unsec’d. Notes, TIPS
0.550%	11/30/19	EUR	4,400	5,008,980
1.000%	11/30/30	EUR	1,300	1,382,658

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
1.800%	11/30/24	EUR	1,000	$1,197,485
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	25,100	3,491,296
United Kingdom Gilt (United Kingdom),
Bonds
4.000%	03/07/22	GBP	5,300	9,325,186
4.250%	06/07/32	GBP	500	969,928
4.250%	12/07/40	GBP	3,100	6,276,439
Bonds, TIPS
0.125%	03/22/24	GBP	9,200	16,078,327
0.125%	03/22/58	GBP	90	206,641
0.125%	03/22/68	GBP	180	481,588
0.375%	03/22/62	GBP	340	975,694
4.250%	03/07/36	GBP	400	787,091
Unsec’d. Notes
3.250%	01/22/44	GBP	13,800	24,157,421
3.500%	01/22/45	GBP	800	1,463,680
4.500%	09/07/34	GBP	200	403,522
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	2,400	2,889,357

TOTAL FOREIGN GOVERNMENT BONDS (cost $520,700,005)				485,270,884

MUNICIPAL BONDS — 0.4%
California — 0.2%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	3,731,454
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,265,748
State of California,
General Obligation Unlimited
7.550%	04/01/39		1,600	2,312,400
7.600%	11/01/40		3,000	4,401,570
7.625%	03/01/40		200	287,372

				11,998,544

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57		4,000	4,684,960

				4,684,960

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	674,736
City of Chicago,
General Obligation Unlimited
7.375%	01/01/33		1,700	1,737,094

				2,411,830

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40		1,500	1,939,425

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42		435	$556,543
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		6,600	6,377,976

				8,873,944

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50		800	1,157,008

				1,157,008

TOTAL MUNICIPAL BONDS (cost $29,412,209)				29,126,286

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.761%(c)	09/25/35		217	189,532
Alternative Loan Trust,
Series 2005-J12, Class 2A1
0.464%(c)	08/25/35		2,955	1,984,318
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47		2,189	1,336,434
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.384%(c)	03/27/36		4,629	4,384,644
Series 2015-R3, Class 2A1, 144A
0.320%(c)	02/27/37		4,623	4,344,449
Series 2015-R3, Class 6A1, 144A
0.364%(c)	05/28/36		5,122	4,853,190
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.459%(c)	10/03/39		1,232	1,223,640
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%(c)	10/25/36		39	31,965
Series 2006-J, Class 4A1
2.914%(c)	01/20/47		1,165	982,294
Series 2015-R2, Class 5A1, 144A
0.364%(c)	09/29/36		4,616	4,351,797
Series 2015-R4, Class 4A1, 144A
3.500%(c)	01/01/30		2,175	2,179,194
Series 2015-R6, Class 1A1, 144A
0.355%(c)	10/26/37		3,347	3,051,628
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.783%(c)	06/25/35		78	74,250
Series 2005-H, Class 2A1
2.735%(c)	09/25/35		42	38,313
Series 2005-H, Class 2A5
2.735%(c)	09/25/35		499	457,008
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.091%(c)	10/25/37	EUR	443	469,798

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
16.068%(c)	04/26/37	144	$31,248
Series 2011-RR4, Class 8A2, 144A
10.053%(c)	02/26/36	2,175	812,085
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	480	497,365
Series 2011-RR5, Class 12A1, 144A
5.355%(c)	03/26/37	223	217,184
Series 2011-RR5, Class 12A2, 144A
5.355%(c)	03/26/37	1,645	498,304
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.564%(c)	08/25/33	11	10,573
Series 2003-9, Class 2A1
2.834%(c)	02/25/34	99	96,869
Series 2004-2, Class 22A
2.648%(c)	05/25/34	23	22,305
Series 2004-10, Class 13A1
2.536%(c)	01/25/35	133	128,255
Series 2004-10, Class 21A1
2.876%(c)	01/25/35	179	180,700
Series 2004-10, Class 22A1
2.906%(c)	01/25/35	74	71,640
Series 2005-1, Class 2A1
2.647%(c)	03/25/35	48	46,244
Series 2005-2, Class A1
2.680%(c)	03/25/35	139	139,697
Series 2005-2, Class A2
2.515%(c)	03/25/35	34	34,485
Series 2005-4, Class 3A1
2.699%(c)	08/25/35	722	622,461
Series 2005-5, Class A1
2.320%(c)	08/25/35	12	12,337
Series 2005-5, Class A2
2.260%(c)	08/25/35	92	92,681
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.694%(c)	09/25/35	287	242,968
Series 2005-9, Class 24A1
2.541%(c)	11/25/35	135	100,053
Series 2005-10, Class 24A1
2.388%(c)	01/25/36	235	191,215
Series 2006-2, Class 23A1
2.681%(c)	03/25/36	242	186,673
Series 2006-4, Class 21A1
3.355%(c)	08/25/36	224	164,309
Series 2006-5, Class 2A2
2.807%(c)	08/25/36	336	250,733
Series 2006-6, Class 32A1
2.620%(c)	11/25/36	486	349,632
Series 2006-8, Class 3A1
0.354%(c)	02/25/34	94	85,743
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.502%(c)	01/26/36	1,530	1,259,418
Series 2007-R6, Class 2A1
2.674%(c)	12/26/46	905	685,556

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.285%(c)	12/31/55	EUR	866	$957,040
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.623%(c)	03/25/34		54	53,378
Series 2005-6, Class A1
2.210%(c)	09/25/35		19	19,110
Series 2005-6, Class A2
2.420%(c)	09/25/35		33	33,414
Series 2005-10, Class 1A2A
2.602%(c)	12/25/35		71	54,077
Series 2005-11, Class A2A
2.730%(c)	10/25/35		1,522	1,507,467
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		15	13,602
Series 2005-56, Class 2A2
2.150%(c)	11/25/35		20	16,973
Series 2005-56, Class 2A3
1.610%(c)	11/25/35		20	16,468
Series 2005-62, Class 2A1
1.184%(c)	12/25/35		407	335,902
Series 2005-76, Class 2A1
1.184%(c)	02/25/36		21	19,067
Series 2005-81, Class A1
0.474%(c)	02/25/37		2,275	1,808,866
Series 2006-2CB, Class A14
5.500%	03/25/36		46	39,382
Series 2006-OA11, Class A1B
0.384%(c)	09/25/46		112	96,412
Series 2006-OA19, Class A1
0.396%(c)	02/20/47		2,959	2,179,261
Series 2006-OA22, Class A1
0.359%(c)	02/25/47		189	157,197
Series 2007-16CB, Class 5A1
6.250%	08/25/37		41	34,521
Series 2007-OA4, Class A1
0.369%(c)	05/25/47		826	710,016
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.766%(c)	08/25/34		110	97,270
Series 2004-12, Class 12A1
2.691%(c)	08/25/34		347	301,454
Series 2004-22, Class A3
2.429%(c)	11/25/34		25	23,673
Series 2004-HYB5, Class 2A1
2.495%(c)	04/20/35		75	74,267
Series 2005-2, Class 1A1
0.839%(c)	03/25/35		831	632,782
Series 2005-9, Class 1A1
0.494%(c)	05/25/35		883	755,956
Series 2005-HYB6, Class 5A1
2.903%(c)	10/20/35		186	167,831
Series 2005-HYB9, Class 5A1
2.330%(c)	02/20/36		411	355,052
Series 2005-R2, Class 1AF1, 144A
0.539%(c)	06/25/35		28	24,701

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Commercial Mortgage,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		251	$140,401
Series 2010-18R, Class 4A4, 144A
2.327%(c)	04/26/38		1,700	1,661,789
Series 2015-3R, Class 10A1, 144A
2.191%(c)	10/29/47		3,584	3,591,103
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.577%(c)	08/25/33		17	17,379
Series 2004-AR6, Class 9A2
0.939%(c)	10/25/34		85	81,897
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		93	94,745
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.299%(c)	10/25/36		13	7,981
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36		95	78,911
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.747%(c)	12/10/44	GBP	1,767	2,524,898
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.694%(c)	02/25/25		1,034	1,036,099
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		140	154,567
Series 2006-16, Class FC
0.499%(c)	03/25/36		58	58,183
Series 2006-118, Class A2
0.268%(c)	12/25/36		89	89,295
Series 2011-3, Class FA
0.879%(c)	02/25/41		294	296,799
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.292%(c)	12/15/43	EUR	2,134	2,350,261
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
2.261%(c)	03/25/35		632	498,045
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
2.701%(c)	05/25/37		561	445,925
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.684%(c)	10/18/54	GBP	1,473	2,230,457
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		216	245,969
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		684	767,615
Series 3172, Class FK
0.657%(c)	08/15/33		263	264,233
Series 3174, Class FM
0.447%(c)	05/15/36		6	6,194

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Strips,
Series 278, Class F1
0.657%(c)	09/15/42		1,217	$1,228,240
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.031%(c)	04/24/47	GBP	274	416,508
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.416%(c)	12/20/54		293	291,363
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.787%(c)	07/20/43		199	198,933
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.855%(c)	10/25/33		528	520,698
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
0.334%(c)	01/26/37		4,365	4,176,353
Series 2015-3R, Class 1A2, 144A
0.334%(c)	01/26/37		1,300	1,022,920
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		11	10,795
Series 2005-AR1, Class 1A1
2.787%(c)	01/25/35		35	33,685
Series 2005-AR2, Class 2A1
2.748%(c)	04/25/35		322	320,660
Series 2005-AR3, Class 6A1
2.647%(c)	05/25/35		378	350,677
Series 2006-AR1, Class 2A1
2.707%(c)	01/25/36		210	194,252
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.583%(c)	05/19/33		20	20,288
Series 2004-1, Class 2A
2.455%(c)	04/19/34		127	126,389
Series 2005-2, Class 2A1A
0.436%(c)	05/19/35		725	599,920
Series 2005-4, Class 3A1
2.682%(c)	07/19/35		50	44,280
Series 2005-10, Class 2A1A
0.526%(c)	11/19/35		805	670,537
Series 2006-5, Class 2A1A
0.396%(c)	07/19/46		136	80,706
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.751%(c)	11/25/35		100	89,903
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.439%(c)	07/25/35		89	77,654
Series 2006-AR12, Class A1
0.389%(c)	09/25/46		339	288,242
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		12	12,193
Series 2005-A2, Class 7CB1
2.674%(c)	04/25/35		82	82,574
Series 2005-A6, Class 2A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.792%(c)	08/25/35		51	$50,743
Series 2005-ALT1, Class 3A1
2.487%(c)	10/25/35		128	105,287
Series 2006-A1, Class 3A2
2.667%(c)	02/25/36		60	52,059
Series 2007-A1, Class 1A1
2.756%(c)	07/25/35		52	51,998
Series 2007-S3, Class 1A90
7.000%	08/25/37		314	291,665
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.480%(c)	12/27/45		2,680	2,529,938
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
0.506%(c)	06/14/40		3,972	3,629,227
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.729%(c)	12/22/54		916	917,803
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.605%(c)	09/21/38		3,205	3,309,409
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.329%(c)	12/01/21		1,771	1,762,087
Series 2015-1, Class A, 144A
2.197%(c)	01/01/20		4,730	4,724,392
Series 2015-2, Class A, 144A
2.197%(c)	01/01/20		4,704	4,672,567
Series 2015-3, Class A, 144A
2.197%(c)	03/01/20		3,151	3,127,499
Series 2015-4, Class A1, 144A
2.197%(c)	04/01/20		2,839	2,804,903
Series 2015-5, Class A1, 144A
2.199%(c)	04/01/20		1,661	1,656,361
Series 2015-6, Class A, 144A
2.199%(c)	05/01/20		6,061	6,009,075
Series 2015-8, Class A1, 144A
2.199%(c)	08/01/20		3,659	3,614,919
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.144%(c)	01/01/61	EUR	2,110	2,087,181
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.238%(c)	12/15/49	GBP	2,997	4,244,488
Marche M5 Srl (Italy),
Series 5, Class A
3.980%	10/27/65	EUR	122	135,811
Marche Mutui Srl (Italy),
Series 4, Class A
0.342%(c)	02/25/55	EUR	2,113	2,315,506
Series 6, Class A1
2.303%(c)	01/27/64	EUR	547	621,582
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.123%(c)	12/25/33		121	118,549
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.182%(c)	02/25/33		87	83,117

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-2, Class 1A
1.673%(c)	10/25/35		59	$57,207
Series 2005-A8, Class A3A2
0.449%(c)	08/25/36		14	13,187
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 2A
2.540%(c)	10/25/35		468	471,751
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.128%(c)	06/25/36		163	157,732
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.641%(c)	10/07/20		294	295,070
Series 2010-R2, Class 1A
0.573%(c)	11/06/17		256	256,179
Series 2010-R3, Class 1A
0.763%(c)	12/08/20		247	248,839
Series 2010-R3, Class 2A
0.763%(c)	12/08/20		1,838	1,850,284
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.197%(c)	12/01/50	EUR	704	730,187
Series 2007-1X, Class A3
0.746%(c)	12/01/50	GBP	3,200	4,160,697
Series 2007-2X, Class A2
0.718%(c)	12/15/50	GBP	1,625	2,379,886
Series 2007-3X, Class A2B
0.562%(c)	12/15/50	EUR	2,823	2,873,743
Series 2007-3X, Class A3
1.588%(c)	12/15/50	GBP	1,446	1,998,201
Series 2007-3X, Class BA
1.838%(c)	12/15/50	GBP	362	486,597
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.612%(c)	08/25/33		65	67,311
PUMA Global Trust No 5 (Australia),
Series G5, Class A1, 144A
0.473%(c)	02/21/38		71	70,954
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		156	140,480
Series 2006-QO6, Class A1
0.379%(c)	06/25/46		727	314,849
Series 2007-QO2, Class A1
0.349%(c)	02/25/47		2,458	1,384,021
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.649%(c)	04/25/35		378	284,607
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.132%(c)	09/25/35		404	319,886
Series 2006-SA1, Class 2A1
3.734%(c)	02/25/36		92	83,148
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2C
0.216%(c)	08/10/38	EUR	1,472	1,508,473

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.748%(c)	12/15/43	GBP	2,002	$2,675,467
Series 2007-1X, Class M1B
0.808%(c)	12/15/43	GBP	969	1,248,491
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.779%(c)	12/12/36	GBP	1,091	1,473,468
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.739%(c)	06/12/44	GBP	2,819	3,774,162
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.416%(c)	07/20/36		181	168,634
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.563%(c)	02/25/34		201	201,311
Series 2004-4, Class 3A2
2.488%(c)	04/25/34		29	28,855
Series 2004-18, Class 5A
2.584%(c)	12/25/34		47	45,414
Series 2005-1, Class 2A
2.441%(c)	02/25/35		5,072	4,999,576
Series 2005-18, Class 6A1
2.510%(c)	09/25/35		664	589,333
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
0.876%(c)	10/19/34		13	12,366
Series 2005-AR5, Class A2
0.466%(c)	07/19/35		231	223,116
Series 2006-AR3, Class 12A1
0.419%(c)	05/25/36		213	158,806
Series 2006-AR7, Class A1BG
0.314%(c)	08/25/36		1,844	1,426,737
Series 2007-AR4, Class A3
0.419%(c)	09/25/47		642	511,896
Structured Asset Securities Corp. Trust,
Series 2006-11, Class A1, 144A
2.661%(c)	10/28/35		1	1,224
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.455%(c)	11/07/40	AUD	106	74,779
TBW Mortgage-Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	44,698
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.449%(c)	06/25/47		145	128,726
TORRENS Trust (Australia),
Series 2007-1, Class A
2.685%(c)	10/19/38	AUD	86	60,257
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.636%(c)	03/20/37		258	247,337
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.649%(c)	04/25/35		1,152	865,041
Series 2006-AR5, Class 3A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.124%(c)	07/25/46	55	$34,742
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.384%(c)	11/25/42	2	1,643
Series 2005-AR10, Class 3A1
2.941%(c)	08/25/35	11	10,433
Series 2005-AR16, Class 1A3
2.349%(c)	12/25/35	829	782,161
Series 2006-AR2, Class 2A1
3.733%(c)	03/25/36	295	265,325
Series 2006-AR5, Class A12A
1.164%(c)	06/25/46	60	55,656
Series 2006-AR7, Class 3A
2.187%(c)	07/25/46	318	285,502
Series 2006-AR10, Class 1A2
2.351%(c)	09/25/36	84	75,268
Series 2006-AR13, Class 2A
2.187%(c)	10/25/46	32	29,577
Series 2006-AR15, Class 2A
2.187%(c)	11/25/46	108	96,846
Series 2006-AR19, Class 1A1A
0.914%(c)	01/25/47	192	173,474
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.714%(c)	09/25/34	48	49,611
Series 2005-AR4, Class 1A3
2.650%(c)	04/25/35	2,292	2,321,405
Series 2006-AR2, Class 2A1
2.651%(c)	03/25/36	503	500,205
Series 2006-AR2, Class 2A3
2.631%(c)	03/25/36	359	354,323
Series 2006-AR6, Class 3A1
2.580%(c)	03/25/36	228	221,675
Series 2006-AR8, Class 3A1
2.599%(c)	04/25/36	148	143,725
Series 2006-AR10, Class 5A6
2.738%(c)	07/25/36	282	273,197

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $167,396,847)			168,672,759

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35	6	5,744
5.500%	10/01/36	19	20,664
Federal National Mortgage Assoc.
1.383%(c)	11/01/42-03/01/44	146	149,262
2.260%(c)	06/01/35	41	42,074
2.604%(c)	09/01/19	1	704
3.500%	TBA	78,000	81,192,512
4.000%	08/01/41	246	263,915
4.000%	TBA	34,000	36,200,714
4.295%	06/01/21	2,909	3,230,088
4.500%	03/01/25-11/01/25	172	182,973
5.000%	04/01/30	539	596,305
6.000%	06/01/38	200	225,242

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
4.000%	11/15/40-11/15/43		2,384	$2,575,453
4.500%	08/15/40-03/15/41		2,653	2,890,155
Overseas Private Investment Corp.
4.140%	05/15/30		940	1,040,467

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,584,707)				128,616,272

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bills
0.131%	02/04/16	(h)	912	911,940
U.S. Treasury Bonds
2.500%	02/15/45		3,720	3,424,628
2.750%	08/15/42		2,300	2,242,560
2.875%	08/15/45		17,000	16,991,584
3.000%	05/15/42-05/15/45		3,760	3,850,667
3.000%	11/15/44	(h)	2,700	2,757,164
3.125%	11/15/41		3,900	4,112,468
3.125%	02/15/42	(h)	1,400	1,473,391
U.S. Treasury Floating Rate Note
0.012%(c)	04/30/17	(h)	728	727,493
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		212,100	218,019,804
0.125%	01/15/23	(h)(k)	92,700	92,403,410
0.125%	01/15/22	(h)	32,350	33,239,825
0.125%	07/15/24	(h)(k)	8,500	8,151,257
0.250%	01/15/25	(h)	2,300	2,221,251
0.375%	07/15/23	(h)(k)	6,775	6,827,418
0.375%	07/15/25	(h)	4,500	4,411,381
0.625%	07/15/21-02/15/43		94,650	99,814,331
0.625%	01/15/24	(h)	7,400	7,532,229
0.750%	02/15/42-02/15/45		33,120	29,582,259
1.125%	01/15/21		17,100	19,386,270
1.250%	07/15/20		27,300	31,362,959
1.375%	01/15/20		8,000	9,264,201
1.375%	02/15/44	(h)	39,190	40,717,349
1.750%	01/15/28		7,620	9,595,065
1.875%	07/15/19	(h)	700	835,573
2.000%	01/15/26		17,750	23,944,128
2.000%	01/15/16	(h)	1,700	2,038,419
2.125%	02/15/40	(h)	3,900	5,076,185
2.125%	02/15/41	(h)	1,800	2,325,544
2.125%	01/15/19	(h)	3,800	4,499,622
2.375%	01/15/17-01/15/27		29,810	40,858,168
2.375%	01/15/25	(h)	29,860	43,505,791
2.500%	07/15/16-01/15/29		56,070	73,440,300
3.625%	04/15/28		3,370	6,589,819
3.875%	04/15/29		15,930	31,882,429
U.S. Treasury Notes
1.375%	09/30/20		1,955	1,954,543
1.500%	05/31/20		7,400	7,464,365
1.750%	09/30/22	(h)	3,600	3,598,124
1.750%	03/31/22	(h)	3,400	3,408,412
2.000%	08/15/25	(h)	3,950	3,929,120
2.000%	07/31/22	(h)	7,000	7,120,127

TOTAL U.S. TREASURY OBLIGATIONS (cost $914,339,949)				911,491,573

				Value
TOTAL LONG-TERM INVESTMENTS (cost $7,778,079,136)				8,085,132,112

		Shares
SHORT-TERM INVESTMENTS — 14.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,108,861,449; includes $642,214,224 of cash collateral for securities on loan)(b)(w)			1,108,861,449	1,108,861,449

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.5%
Brazil Letras do Tesouro Nacional
13.175%	04/01/16	BRL	65,000	15,294,486
12.701%	01/01/16	BRL	97,200	23,689,193

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $52,589,800)				38,983,679

U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.002%	03/03/16(k)		18,500	$18,497,928
0.005%	11/12/15(h)		473	473,000
0.139%	02/11/16(h)		571	570,947
0.146%	01/28/16(h)		116	115,996
0.150%	02/11/16		254	253,977
0.151%	01/21/16(h)		313	312,988
0.183%	02/11/16		302	301,972
0.206%	02/04/16		395	394,974

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,906,257)				20,921,782

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.2%
Federal Home Loan Bank Discount Notes
0.115%	12/08/15		1,200	1,199,750
0.135%	01/19/16		3,700	3,698,531
0.170%	02/08/16		7,400	7,395,427
0.180%	01/22/16		3,000	2,998,776
0.190%	02/03/16-02/08/16		4,800	4,797,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,088,758)				20,089,585

CERTIFICATES OF DEPOSIT(n) — 0.3%
Banco Bilbao Vizcaya Argentaria (Spain)
1.044%(c)	10/23/15		7,500	7,499,107
1.171%(c)	05/16/16		3,250	3,241,683

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT(n) (Continued)
Intesa Sanpaolo SpA (Italy)
1.666%(c)	04/11/16	10,800	$10,817,032

TOTAL CERTIFICATES OF DEPOSIT (cost $21,568,533)			21,557,822

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
	Call Options
10 Year U.S. Treasury Note Futures,
	expiring 10/23/15, Strike Price $127.50	19	27,906
	expiring 10/23/15, Strike Price $126.50	38	88,469
	expiring 10/23/15, Strike Price $126.00	38	106,281
	expiring 10/23/15, Strike Price $127.00	38	71,250
	expiring 10/23/15, Strike Price $130.50	95	13,359
Brent (ICE) Calendar Swap Futures,
	expiring 01/29/16, Strike Price $71.50	1	160
	expiring 01/29/16, Strike Price $87.00	2	20
	expiring 02/29/16, Strike Price $71.50	1	340
	expiring 02/29/16, Strike Price $87.00	2	80
	expiring 03/31/16, Strike Price $71.50	1	530
	expiring 03/31/16, Strike Price $87.00	2	180
Brent Crude Futures,
	expiring 12/11/15, Strike Price $61.00	2	1,060
	expiring 10/12/15, Strike Price $63.00	4	80
	expiring 12/11/15, Strike Price $83.00	7	210
Henry Hub Natural Gas Futures,
	expiring 04/26/16, Strike Price $3.50	30	1,380
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley	32,700	68,284

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 02/23/16	Citigroup Global Markets	33,450	$603,280
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 10/28/15	Citigroup Global Markets	31,010	132,341
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 04/28/16	Citigroup Global Markets	21,100	232,208
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 11/09/15	Citigroup Global Markets	35,000	524,913
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 01/04/16	JPMorgan Chase	30,000	519,580
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 01/04/16	JPMorgan Chase	30,000	29,928
Receive a fixed rate of 1.58% and pay a floating rate based on 3-month LIBOR, expiring 08/17/16	JPMorgan Chase	25,820	267,191
Receive a fixed rate of 1.78% and pay a floating rate based on 3-month LIBOR, expiring 08/17/16	JPMorgan Chase	15,660	246,182

			2,935,212

Put Options
90 Day Euro Dollar,
expiring 12/14/15, Strike Price $99.38		607,000	3,794
expiring 12/14/15, Strike Price $99.13		1,918	4,794
expiring 12/14/15, Strike Price $99.38		1,918	4,794
5 Year U.S. Treasury Notes Futures,
expiring 11/20/15, Strike Price $111.00		30,000	2,344
expiring 11/20/15, Strike Price $110.75		3,300	258
Corn No. 2 Futures,
expiring 11/20/15, Strike Price $340.00		120	1,650

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Euro Schatz DUA Index,
expiring 11/20/15, Strike Price $110.80		EUR	1,050	$5,866
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/23/16	Morgan Stanley		50,400	74,683
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 06/24/16	Morgan Stanley		50,100	74,804
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley		5,000	505,061
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Morgan Stanley		25,400	3,094
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 12/15/15	Citigroup Global Markets		48,900	5,956
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/06/16	Morgan Stanley		39,400	5,027
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/11/16	Citigroup Global Markets		104,800	14,379
Pay a fixed rate of 3.07% and receive a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley		7,100	1
Pay a fixed rate of 3.07% and receive a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas		2,900	—
Pay a fixed rate of 3.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/08/16	Deutsche Bank AG		9,400	42,347
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 04/29/16	Goldman Sachs & Co.		40,900	7,959

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	3,500		$218,078
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	1,600		150,167
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	1,600		145,098
Pay a fixed rate of 0.95% and receive a floating rate based on 3 Month LIBOR, expiring 01/05/16	Goldman Sachs & Co.	42,900		9,665
Lean Hog Futures, expiring 12/14/15, Strike Price $56.00		200		850
Live Cattle Futures, expiring 12/04/15, Strike Price $140.00		80		8,000
LME PRI Aluminum Futures, expiring 12/02/15, Strike Price $1,500.00	Goldman Sachs & Co.	—	(r)	2,771

				1,291,440

TOTAL OPTIONS PURCHASED (cost $3,693,275)				4,226,652

TOTAL SHORT-TERM INVESTMENTS (cost $1,227,708,072)				1,214,640,969

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 113.4% (cost $9,005,787,208)				9,299,773,081

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT — (0.1)%
Federal National Mortgage Assoc.
3.000%	TBA	8,000	(8,107,500)
5.000%	TBA	2,000	(2,233,945)

TOTAL SECURITIES SOLD SHORT (proceeds received $10,271,250)			(10,341,445)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional Amount (000)#		Value
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year Euro-Bund Futures,
expiring 10/23/15, Strike Price $156.50		EUR	46	$(38,550)
10 Year U.S. Treasury Note Futures,
expiring 10/23/15, Strike Price $128.50			76	(61,750)
expiring 10/23/15, Strike Price $128.00			76	(83,125)
expiring 10/23/15, Strike Price $129.00			190	(112,813)
Currency option AUD vs USD,
expiring 11/03/15, @ FX Rate 0.73	Bank of America	AUD	3,500	(8,690)
expiring 11/05/15, @ FX Rate 0.73	Hong Kong & Shanghai Bank	AUD	9,000	(13,915)
Currency option EUR vs USD,
expiring 11/19/15, @ FX Rate 1.17	Credit Suisse First Boston Corp.	EUR	9,000	(22,834)
expiring 12/14/15, @ FX Rate 1.16	Goldman Sachs & Co.	EUR	6,400	(46,059)
expiring 12/07/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	3,000	(22,001)
expiring 12/08/15, @ FX Rate 1.15	Goldman Sachs & Co.	EUR	3,000	(21,594)
expiring 11/25/15, @ FX Rate 1.15	UBS AG	EUR	7,500	(44,522)
expiring 11/12/15, @ FX Rate 1.15	UBS AG	EUR	7,500	(48,971)
Currency option USD vs BRL,
expiring 03/17/16, @ FX Rate 4.00	Credit Suisse First Boston Corp.		2,800	(242,050)
expiring 10/01/15, @ FX Rate 3.85	Credit Suisse First Boston Corp.		4,300	(124,745)
expiring 03/14/16, @ FX Rate 4.60	Credit Suisse First Boston Corp.		4,900	(176,447)
expiring 01/14/16, @ FX Rate 4.45	Goldman Sachs & Co.		6,000	(171,284)
expiring 03/17/16, @ FX Rate 4.55	Deutsche Bank AG		3,300	(130,069)
expiring 12/10/15, @ FX Rate 4.45	Credit Suisse First Boston Corp.		2,200	(38,007)
Currency option USD vs INR,
expiring 11/26/15, @ FX Rate 69.35	JPMorgan Chase		15,600	(31,468)
expiring 10/28/15, @ FX Rate 68.25	JPMorgan Chase		10,400	(11,098)
Currency option USD vs RUB,
expiring 10/02/15, @ FX Rate 63.00	Hong Kong & Shanghai Bank		1,100	(41,397)
Gasoline RBOB Futures,
expiring 11/24/15, Strike Price $160.00			84	(1,319)
expiring 11/24/15, Strike Price $215.00			294	(118)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Henry Hub Natural Gas Futures,
expiring 10/27/15, Strike Price $3.40			230	$(460)
Inflation Cap Option, Inflation on the CPI
Urban Consumer NSA,
expiring 06/01/16, Strike Price $3.06	Deutsche Bank AG		1,800	(7)
Inflation Cap Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	2,300	(55,577)
Interest Rate Swap Options,
Pay a fixed rate of 2.50% and receive a floating rate based on 3 Month LIBOR, expiring 02/18/16	Goldman Sachs & Co.		46,100	(281,763)
Pay a fixed rate of 0.66% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		32,700	(38,488)
Pay a fixed rate of 0.52% and receive a floating rate based on 3 Month LIBOR, expiring 01/19/16	Morgan Stanley		32,700	(17,563)
Pay a fixed rate of 2.80% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/15	Deutsche Bank AG		9,200	(61,034)
Pay a fixed rate of 2.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/08/16	Deutsche Bank AG		9,400	(158,822)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16	Goldman Sachs & Co.		28,100	(152,712)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 01/04/16	JPMorgan Chase		60,000	(334,090)
Pay a fixed rate of 1.28% and receive a floating rate based on 3-month LIBOR, expiring 08/17/16	JPMorgan Chase		25,820	(164,511)
Pay a fixed rate of 1.48% and receive a floating rate based on 3-month LIBOR, expiring 08/17/16	JPMorgan Chase		15,660	(156,179)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.01% and receive a floating rate based on 3-month LIBOR, expiring 11/09/15	JPMorgan Chase	35,000	$(76,235)
LME PRI Aluminum Futures,
expiring 12/02/15, Strike Price $1,725.00		— (r)	(1,315)
Natural Gas Futures,
expiring 10/27/15, Strike Price $3.00		90	(990)
NY Harbor ULSD Financial Futures,
expiring 01/29/16, Strike Price $2.50		84	(59)
expiring 01/29/16, Strike Price $2.10		42	(235)
expiring 02/29/16, Strike Price $2.10		42	(433)
expiring 02/29/16, Strike Price $2.50		84	(151)
expiring 03/31/16, Strike Price $2.10		42	(605)
expiring 03/31/16, Strike Price $2.50		84	(218)
NYMEX Crude Oil Futures,
expiring 12/18/15, Strike Price $ —		21	(840)
expiring 01/19/16, Strike Price $ —		21	(1,260)
expiring 02/19/16, Strike Price $ —		21	(1,260)
expiring 10/19/15, Strike Price $0.25		3	(150)
expiring 11/19/15, Strike Price $0.25		3	(180)
S&P Dow Jones Index,
expiring 11/12/15, Strike Price $1.21		1,200	—
S&P GSCI Crude Oil Index,
expiring 11/12/15, Strike Price $0.64		1,700	—
expiring 12/11/15, Strike Price $0.66		1,700	—
S&P GSCI Natural Gas Index,
expiring 11/10/15, Strike Price $1.21		2,400	—
WTI Crude Oil Futures,
expiring 10/15/15, Strike Price $50.00		16	(4,640)
expiring 10/19/15, Strike Price $ —		4	(80)
expiring 10/19/15, Strike Price $0.25		9	(450)
expiring 11/19/15, Strike Price $ —		4	(120)
expiring 11/19/15, Strike Price $0.25		9	(540)

			(3,003,793)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options
90 Day Euro Dollar,
expiring 12/14/15, Strike Price $99.25			3,835	$(9,589)
10 Year Euro-Bund Futures,
expiring 10/23/15, Strike Price $154.00		EUR	53	(14,213)
expiring 10/23/15, Strike Price $154.50		EUR	53	(19,544)
Currency option EUR vs USD,
expiring 11/25/15, @ FX Rate 1.10	Goldman Sachs & Co.	EUR	2,640	(27,860)
expiring 11/25/15, @ FX Rate 1.09	Goldman Sachs & Co.	EUR	2,900	(19,004)
expiring 12/14/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	6,400	(42,385)
expiring 12/07/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	3,000	(18,408)
expiring 12/08/15, @ FX Rate 1.08	Goldman Sachs & Co.	EUR	3,000	(18,437)
Currency option USD vs BRL,
expiring 12/10/15, @ FX Rate 3.75	Credit Suisse First Boston Corp.		2,200	(29,128)
expiring 10/28/15, @ FX Rate 3.79	Credit Suisse First Boston Corp.		4,300	(41,980)
expiring 10/28/15, @ FX Rate 3.80	Credit Suisse First Boston Corp.		22,100	(230,317)
expiring 10/29/15, @ FX Rate 3.90	Deutsche Bank AG		10,200	(196,258)
Currency option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		4,500	(1,168)
expiring 09/08/16, @ FX Rate 93.00	Bank of America		8,700	(20,142)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets		13,600	(38,430)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		3,900	(12,191)
Currency option USD vs MXN,
expiring 10/02/15, @ FX Rate 15.80	Morgan Stanley		10,300	(1)
expiring 10/02/15, @ FX Rate 16.65	JPMorgan Chase		3,300	(2,151)
expiring 10/09/15, @ FX Rate 16.85	Hong Kong & Shanghai Bank		10,400	(75,949)
expiring 10/20/15, @ FX Rate 16.15	Goldman Sachs & Co.		3,400	(3,227)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(4,206)
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG		700	(5,078)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets		700	(786)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets		400	(449)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase	600	$(1,181)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase	3,500	(64,601)
expiring 03/24/20, Strike Price $ 34.81	JPMorgan Chase	7,900	(110,900)
Interest Rate Swap Options,
Receive a fixed rate of 2.20% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/15	Deutsche Bank AG	9,700	(14,862)
Receive a fixed rate of 1.90% and pay a floating rate based on 3 Month LIBOR, expiring 10/29/15	Deutsche Bank AG	9,800	(19,372)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 11/30/15	Morgan Stanley	9,900	(38,759)
Receive a fixed rate of 2.00% and pay a floating rate based on 3 Month LIBOR, expiring 11/30/15	Morgan Stanley	9,900	(28,661)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/17	Morgan Stanley	21,000	(367,792)
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley	6,200	(1)
Receive a fixed rate of 3.12% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	Morgan Stanley	2,700	—
Receive a fixed rate of 3.12% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas	1,100	—
Receive a fixed rate of 2.75% and pay a floating rate based on 3 Month LIBOR, expiring 10/05/15	BNP Paribas	2,500	—
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	15,500	(174,251)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	7,000	$(131,956)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	7,200	(135,726)
Lean Hog Futures,
expiring 12/14/15, Strike Price $56.00		200	(850)
Live Cattle Futures,
expiring 12/04/15, Strike Price $140.00		80	(8,000)
Natural Gas Futures,
expiring 10/27/15, Strike Price $2.50		90	(8,370)
No. 2 Soft Red Winter Wheat Futures,
expiring 11/20/15, Strike Price $460.00		90	(2,475)
NYMEX Crude Oil Futures,
expiring 10/19/15, Strike Price $0.75		21	(1,260)
expiring 10/19/15, Strike Price $1.00		3	(120)
expiring 11/19/15, Strike Price $0.75		21	(3,150)
expiring 11/19/15, Strike Price $1.00		3	(330)
WTI Crude Oil Futures,
expiring 11/17/15, Strike Price $40.00		24	(21,600)
expiring 10/19/15, Strike Price $0.75		4	(240)
expiring 10/19/15, Strike Price $1.00		9	(360)
expiring 11/19/15, Strike Price $0.75		4	(600)
expiring 11/19/15, Strike Price $1.00		9	(990)

			(1,967,308)

TOTAL OPTIONS WRITTEN (premiums received $5,557,167)			(4,971,101)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 113.2% (cost $8,989,958,791)			9,284,460,535
Liabilities in excess of other assets(x) — (13.2)%			(1,083,009,054)

NET ASSETS — 100.0%			$8,201,451,481

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $634,167,261; cash collateral of $642,214,224 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects

the rate in effect at September 30, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,768,436. The aggregate value of $17,575,064 is approximately 0.21% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Notional amount is less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
164	2 Year U.S. Treasury Notes	Dec. 2015	$35,885,176	$35,921,125	$35,949
107	5 Year Euro-Bobl	Dec. 2015	15,411,596	15,425,944	14,348
3,678	5 Year U.S. Treasury Notes	Dec. 2015	441,016,138	443,256,469	2,240,331
12	10 Year Australian Treasury Bonds	Dec. 2015	8,220,607	8,232,868	12,261
57	10 Year Euro-Bund	Dec. 2015	9,880,628	9,948,074	67,446
249	10 Year U.K. Gilt	Dec. 2015	44,112,231	44,846,744	734,513
3,326	10 Year U.S. Treasury Notes	Dec. 2015	423,883,215	428,170,531	4,287,316
72	20 Year U.S. Treasury Bonds	Dec. 2015	11,467,666	11,328,750	(138,916)
459	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	73,337,599	73,626,469	288,870
14	DAX Index	Dec. 2015	3,953,037	3,777,754	(175,283)
1,367	Euro Schatz. DUA Index	Dec. 2015	169,899,316	170,086,431	187,115
235	Euro-BTP Italian Government Bond	Dec. 2015	34,927,145	35,788,442	861,297
880	Mini MSCI EAFE Index	Dec. 2015	75,204,800	72,578,000	(2,626,800)
103	Russell 2000 Mini Index	Dec. 2015	11,887,230	11,287,770	(599,460)
94	S&P 500 E-Mini	Dec. 2015	9,136,565	8,970,890	(165,675)
378	S&P 500 Index	Dec. 2015	184,308,075	180,372,150	(3,935,925)

					1,087,387

Short Positions:
14	90 Day Euro Dollar	Dec. 2015	3,480,750	3,485,475	(4,725)
18	90 Day Euro Dollar	Mar. 2016	4,463,602	4,476,600	(12,998)
305	90 Day Euro Dollar	Jun. 2016	75,501,737	75,758,188	(256,451)
346	90 Day Euro Dollar	Sep. 2016	85,366,666	85,816,650	(449,984)
153	90 Day Euro Dollar	Dec. 2016	37,797,049	37,888,538	(91,489)
109	90 Day Euro Dollar	Mar. 2017	26,799,180	26,958,425	(159,245)
140	90 Day Euro Dollar	Mar. 2018	34,220,627	34,457,500	(236,873)
574	90 Day Sterling	Mar. 2017	106,995,930	107,410,635	(414,705)
423	90 Day Sterling	Jun. 2017	78,729,359	79,066,542	(337,183)
994	2 Year U.S. Treasury Notes	Dec. 2015	217,495,753	217,717,063	(221,310)
6	3 Year Australian Treasury Bonds	Dec. 2015	1,288,872	1,289,331	(459)
310	10 Year Canadian Government Bonds	Dec. 2015	33,296,538	32,937,355	359,183
702	10 Year U.S. Treasury Notes	Dec. 2015	89,766,923	90,371,531	(604,608)
248	20 Year U.S. Treasury Bonds	Dec. 2015	38,351,122	39,021,250	(670,128)
5	Euro-BTP Italian Government Bond	Dec. 2015	749,668	761,456	(11,788)

					(3,112,763)

					$(2,025,376)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Commodity futures contracts open at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
168	Brent Crude	Mar. 2016	$ 9,175,100	$ 8,559,600	$(615,500)
46	Brent Crude	Apr. 2016	2,464,565	2,374,520	(90,045)
113	Brent Crude	Dec. 2016	6,531,693	6,240,990	(290,703)
11	Brent Crude	Dec. 2018	665,916	668,250	2,334
15	Cocoa	Mar. 2016	488,913	467,550	(21,363)
25	Cocoa	Mar. 2017	799,814	762,000	(37,814)
15	Cotton No. 2	Mar. 2016	464,364	452,325	(12,039)
1	Gasoline RBOB	Dec. 2016	60,290	58,342	(1,948)
1	Gold 100 OZ	Feb. 2016	111,095	111,600	505
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Oct. 2015	67,620	61,001	(6,619)
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Nov. 2015	67,620	60,556	(7,064)
1	Gulf Coast Ultra Low Sulfur Diesel Calendar Swap	Dec. 2015	67,620	60,110	(7,510)
16	Hard Red Winter Wheat	Dec. 2015	396,569	401,400	4,831
14	Henry Hub Natural Gas Swap	Jan. 2016	111,300	99,085	(12,215)
14	Henry Hub Natural Gas Swap	Feb. 2016	111,300	99,470	(11,830)
14	Henry Hub Natural Gas Swap	Mar. 2016	111,300	98,490	(12,810)
25	Henry Hub Natural Gas Swap	Jun. 2016	213,368	170,687	(42,681)
97	Henry Hub Natural Gas Swap	Jul. 2016	745,298	671,483	(73,815)
25	Henry Hub Natural Gas Swap	Aug. 2016	213,368	173,750	(39,618)
25	Henry Hub Natural Gas Swap	Sep. 2016	213,368	173,375	(39,993)
25	Henry Hub Natural Gas Swap	Oct. 2016	213,368	175,063	(38,305)
25	Henry Hub Natural Gas Swap	Nov. 2016	213,368	180,063	(33,305)
25	Henry Hub Natural Gas Swap	Dec. 2016	213,368	190,625	(22,743)
1	Henry Hub Natural Gas Swap	Jan. 2019	12,242	8,315	(3,927)
1	Henry Hub Natural Gas Swap	Feb. 2019	12,192	8,270	(3,922)
1	Henry Hub Natural Gas Swap	Mar. 2019	12,042	8,125	(3,917)
1	Henry Hub Natural Gas Swap	Apr. 2019	11,392	7,375	(4,017)
1	Henry Hub Natural Gas Swap	May 2019	11,428	7,370	(4,058)
1	Henry Hub Natural Gas Swap	Jun. 2019	11,482	7,450	(4,032)
1	Henry Hub Natural Gas Swap	Jul. 2019	11,552	7,537	(4,015)
1	Henry Hub Natural Gas Swap	Aug. 2019	11,608	7,575	(4,033)
1	Henry Hub Natural Gas Swap	Sep. 2019	11,622	7,555	(4,067)
1	Henry Hub Natural Gas Swap	Oct. 2019	11,705	7,613	(4,092)
1	Henry Hub Natural Gas Swap	Nov. 2019	11,950	7,813	(4,137)
1	Henry Hub Natural Gas Swap	Dec. 2019	12,428	8,243	(4,185)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2015	13,550	13,450	(100)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2015	13,550	13,000	(550)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2015	13,550	13,000	(550)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2016	4,900	5,180	280
2	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2016	4,900	5,080	180
2	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2016	4,900	5,000	100
2	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2016	4,900	5,120	220
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2016	4,900	5,120	220
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2016	4,900	5,220	320
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2016	4,900	5,320	420
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2016	4,900	5,420	520
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2016	4,900	5,520	620
2	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	4,900	5,440	540
2	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	4,900	5,440	540
2	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	4,900	5,440	540
12	LME Copper	Jan. 2016	1,516,800	1,547,475	30,675
9	LME Nickel	Jan. 2016	526,878	561,762	34,884
8	LME Zinc	Jan. 2016	330,750	338,200	7,450
12	Natural Gas	Dec. 2015	331,560	324,120	(7,440)
45	Natural Gas	Apr. 2016	1,288,215	1,209,600	(78,615)
4	Natural Gas	May 2016	111,676	107,800	(3,876)
41	Natural Gas	Jul. 2016	1,227,196	1,135,290	(91,906)
13	Natural Gas	Apr. 2017	397,948	370,890	(27,058)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Commodity futures contracts open at September 30, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.):
74	Platinun	Jan. 2016	$ 3,680,215	$ 3,363,670	$ (316,545)
8	Red Spring Wheat	Dec. 2015	213,120	210,800	(2,320)
8	Soybean	Jan. 2016	347,779	357,600	9,821
39	Soybean	Mar. 2016	1,812,256	1,749,637	(62,619)
27	Soybean	May 2016	1,309,510	1,214,663	(94,847)
1	Soybean Oil	Mar. 2016	20,956	16,740	(4,216)
1	Soybean Oil	Jul. 2016	17,448	16,956	(492)
21	WTI Crude	Jan. 2016	969,940	969,360	(580)
8	WTI Crude	Jun. 2016	508,640	389,920	(118,720)
86	WTI Crude	Sep. 2016	4,810,093	4,270,760	(539,333)
76	WTI Crude	Dec. 2016	3,985,860	3,855,480	(130,380)
18	WTI Crude	Mar. 2017	961,176	928,080	(33,096)

					(2,884,565)

Short Positions:
71	Brent Crude	Dec. 2015	3,492,657	3,482,550	10,107
33	Brent Crude	Feb. 2016	1,719,669	1,662,210	57,459
135	Brent Crude	Jun. 2016	7,360,212	7,125,300	234,912
26	Brent Crude	Sep. 2016	1,530,770	1,405,820	124,950
26	Brent Crude	Mar. 2017	1,620,277	1,464,320	155,957
27	Brent Crude	Jun. 2017	1,590,329	1,546,830	43,499
19	Brent Crude	Dec. 2017	1,101,458	1,114,160	(12,702)
11	Cocoa	Sep. 2016	356,809	340,230	16,579
11	Coffee ‘C’	Mar. 2016	516,659	513,150	3,509
30	Corn	Mar. 2016	574,843	598,125	(23,282)
3	Cotton No. 2	Dec. 2015	93,385	90,660	2,725
1	EIA Flat Tax On-Highway Diesel Swap	Oct. 2015	115,920	108,041	7,879
1	EIA Flat Tax On-Highway Diesel Swap	Nov. 2015	115,920	108,121	7,799
1	EIA Flat Tax On-Highway Diesel Swap	Dec. 2015	115,920	107,570	8,350
37	Gold 100 OZ	Dec. 2015	4,312,369	4,126,240	186,129
19	Henry Hub Natural Gas Swap	Apr. 2016	141,382	127,680	13,702
3	Henry Hub Natural Gas Swap	May 2016	20,588	20,213	375
41	LME PRI Aluminum	Jan. 2016	1,629,238	1,627,700	1,538
4	Low Sulphur Gas Oil	Jan. 2016	192,795	189,300	3,495
61	Natural Gas	Jan. 2016	1,888,389	1,726,910	161,479
64	Natural Gas	Mar. 2016	1,962,548	1,800,960	161,588
13	Natural Gas	Mar. 2017	430,170	401,180	28,990
24	No. 2 Soft Red Winter Wheat	Dec. 2015	603,646	615,300	(11,654)
21	No. 2 Soft Red Winter Wheat	Mar. 2016	519,907	545,475	(25,568)
7	NY Harbor ULSD	Jan. 2016	474,853	463,403	11,450
4	Silver	Mar. 2016	295,148	291,320	3,828
67	Soybean	Nov. 2015	2,904,290	2,988,200	(83,910)
2	Soybean Oil	Jan. 2016	34,224	33,192	1,032
59	Sugar #11 (World)	Mar. 2016	891,160	851,110	40,050
37	WTI Crude	Nov. 2015	1,711,116	1,668,330	42,786
49	WTI Crude	Dec. 2015	2,234,176	2,232,440	1,736
8	WTI Crude	Feb. 2016	374,080	374,080	—
47	WTI Crude	Mar. 2016	2,249,822	2,226,390	23,432
42	WTI Crude	Jun. 2016	2,142,417	2,047,080	95,337
24	WTI Crude	Jun. 2017	1,307,894	1,255,680	52,214
16	WTI Crude	Dec. 2017	856,467	860,960	(4,493)
1	WTI Crude	Dec. 2018	55,952	56,020	(68)
3	WTI Light Sweet Crude Oil	Dec. 2015	135,942	136,680	(738)

					1,340,471

					$(1,544,094)

(1)	Cash of $6,260,000 and $1,034,000 have been segregated by Citigroup Global Markets and Goldman Sachs & Co., respectively, and U.S. Treasury Securities with market values of $24,652,401 has been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts as of September 30, 2015.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/12/15	Citigroup Global Markets	AUD	3,895	$2,804,342	$2,727,451	$(76,891)
Expiring 11/12/15	Citigroup Global Markets	AUD	2,149	1,507,107	1,504,825	(2,282)
Expiring 11/12/15	Goldman Sachs & Co.	AUD	4,740	3,383,013	3,319,157	(63,856)
Expiring 11/12/15	Goldman Sachs & Co.	AUD	3,394	2,412,396	2,376,629	(35,767)
Expiring 11/12/15	Goldman Sachs & Co.	AUD	1,435	1,021,118	1,004,850	(16,268)
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	14,740	3,674,000	3,715,370	41,370
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	12,691	3,244,000	3,198,761	(45,239)
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	4,378	1,106,000	1,103,400	(2,600)
Expiring 10/02/15	Deutsche Bank AG	BRL	103,237	25,770,623	26,021,834	251,211
Expiring 10/02/15	Deutsche Bank AG	BRL	50,780	14,911,287	12,799,551	(2,111,736)
Expiring 10/02/15	Deutsche Bank AG	BRL	11,064	2,606,000	2,788,690	182,690
Expiring 10/02/15	Deutsche Bank AG	BRL	9,800	3,041,637	2,470,177	(571,460)
Expiring 10/02/15	Deutsche Bank AG	BRL	4,764	1,184,000	1,200,913	16,913
Expiring 10/02/15	Deutsche Bank AG	BRL	4,756	1,225,000	1,198,654	(26,346)
Expiring 10/02/15	Deutsche Bank AG	BRL	4,624	1,121,000	1,165,552	44,552
Expiring 10/02/15	Goldman Sachs & Co.	BRL	13,551	3,234,000	3,415,514	181,514
Expiring 10/02/15	Goldman Sachs & Co.	BRL	12,647	3,465,328	3,187,804	(277,524)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	7,215	1,699,000	1,818,633	119,633
Expiring 10/02/15	JPMorgan Chase	BRL	28,399	7,888,275	7,158,214	(730,061)
Expiring 10/02/15	JPMorgan Chase	BRL	26,435	6,506,790	6,663,211	156,421
Expiring 10/02/15	JPMorgan Chase	BRL	21,700	6,606,991	5,469,679	(1,137,312)
Expiring 10/02/15	JPMorgan Chase	BRL	14,500	4,504,505	3,654,855	(849,650)
Expiring 10/02/15	JPMorgan Chase	BRL	14,200	4,323,469	3,579,237	(744,232)
Expiring 10/02/15	JPMorgan Chase	BRL	2,288	624,000	576,810	(47,190)
Expiring 10/02/15	JPMorgan Chase	BRL	1,900	590,796	478,912	(111,884)
Expiring 10/02/15	Morgan Stanley	BRL	1,315	318,000	331,520	13,520
Expiring 11/04/15	Deutsche Bank AG	BRL	71,711	17,929,052	17,863,806	(65,246)
Expiring 11/04/15	Deutsche Bank AG	BRL	31,133	7,692,813	7,755,461	62,648
Expiring 11/04/15	Deutsche Bank AG	BRL	8,924	2,142,000	2,223,155	81,155
British Pound,
Expiring 10/02/15	JPMorgan Chase	GBP	782	1,212,739	1,182,956	(29,783)
Expiring 10/02/15	Morgan Stanley	GBP	38,075	57,716,518	57,597,221	(119,297)
Expiring 11/12/15	Goldman Sachs & Co.	GBP	1,328	2,051,378	2,008,490	(42,888)
Expiring 11/12/15	Goldman Sachs & Co.	GBP	772	1,186,079	1,167,586	(18,493)
Expiring 11/12/15	Goldman Sachs & Co.	GBP	583	910,653	881,740	(28,913)
Expiring 11/12/15	JPMorgan Chase	GBP	615	934,206	930,137	(4,069)
Expiring 11/12/15	JPMorgan Chase	GBP	578	879,662	874,177	(5,485)
Canadian Dollar,
Expiring 10/02/15	JPMorgan Chase	CAD	25,280	18,969,108	18,943,225	(25,883)
Expiring 11/12/15	Goldman Sachs & Co.	CAD	3,694	2,790,944	2,767,489	(23,455)
Expiring 11/12/15	JPMorgan Chase	CAD	1,350	1,024,062	1,011,399	(12,663)
Chinese Yuan,
Expiring 10/14/15	UBS AG	CNY	16,411	2,581,154	2,578,472	(2,682)
Expiring 11/16/15	Credit Suisse First Boston Corp.	CNY	2,207	340,369	345,806	5,437
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	26,852	4,143,762	4,208,001	64,239
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	7,555	1,160,000	1,183,982	23,982
Expiring 11/16/15	Standard Chartered PLC	CNY	3,934	605,000	616,560	11,560
Expiring 11/16/15	Standard Chartered PLC	CNY	721	111,000	112,964	1,964
Euro,
Expiring 10/02/15	Citigroup Global Markets	EUR	1,654	1,875,154	1,848,245	(26,909)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	8,653	9,791,493	9,669,205	(122,288)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	2,785	3,136,143	3,112,069	(24,074)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	2,683	3,005,366	2,998,090	(7,276)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	2,174	2,460,038	2,429,314	(30,724)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	1,041	1,174,489	1,163,255	(11,234)
Expiring 10/02/15	Goldman Sachs & Co.	EUR	817	921,765	912,948	(8,817)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/15	JPMorgan Chase	EUR	12,336	$13,899,006	$13,784,734	$(114,272)
Expiring 10/02/15	JPMorgan Chase	EUR	4,648	5,223,741	5,193,859	(29,882)
Expiring 10/02/15	JPMorgan Chase	EUR	2,737	3,094,904	3,058,432	(36,472)
Expiring 10/02/15	JPMorgan Chase	EUR	499	562,307	557,602	(4,705)
Expiring 11/03/15	Goldman Sachs & Co.	EUR	658	737,623	735,635	(1,988)
Expiring 11/03/15	JPMorgan Chase	EUR	3,253	3,649,461	3,636,807	(12,654)
Expiring 11/03/15	JPMorgan Chase	EUR	310	348,284	346,575	(1,709)
Hungarian Forint,
Expiring 10/21/15	Goldman Sachs & Co.	HUF	438,190	1,594,462	1,561,470	(32,992)
Expiring 10/21/15	JPMorgan Chase	HUF	519,327	1,873,000	1,850,597	(22,403)
Indian Rupee,
Expiring 10/20/15	JPMorgan Chase	INR	517,760	8,054,765	7,858,347	(196,418)
Expiring 10/20/15	JPMorgan Chase	INR	335,622	5,221,247	5,093,925	(127,322)
Expiring 11/18/15	Standard Chartered PLC	INR	412,175	6,324,131	6,221,599	(102,532)
Expiring 11/18/15	Standard Chartered PLC	INR	220,595	3,384,653	3,329,778	(54,875)
Israeli Shekel,
Expiring 10/15/15	Deutsche Bank AG	ILS	112,330	28,546,474	28,638,101	91,627
Expiring 11/30/15	BNP Paribas	ILS	1,627	427,762	415,069	(12,693)
Expiring 11/30/15	Citigroup Global Markets	ILS	4,762	1,225,204	1,214,849	(10,355)
Expiring 11/30/15	Citigroup Global Markets	ILS	3,643	930,215	929,377	(838)
Expiring 11/30/15	Citigroup Global Markets	ILS	2,690	685,755	686,254	499
Expiring 11/30/15	Citigroup Global Markets	ILS	2,494	654,938	636,203	(18,735)
Expiring 11/30/15	JPMorgan Chase	ILS	20,907	5,392,000	5,333,648	(58,352)
Expiring 11/30/15	Morgan Stanley	ILS	5,365	1,391,000	1,368,633	(22,367)
Japanese Yen,
Expiring 11/12/15	Goldman Sachs & Co.	JPY	1,930,500	16,023,535	16,100,704	77,169
Expiring 11/12/15	Goldman Sachs & Co.	JPY	872,200	7,255,069	7,274,300	19,231
Expiring 11/12/15	Goldman Sachs & Co.	JPY	353,600	2,851,389	2,949,085	97,696
Expiring 11/12/15	Goldman Sachs & Co.	JPY	208,600	1,723,655	1,739,760	16,105
Expiring 11/12/15	Goldman Sachs & Co.	JPY	206,000	1,651,348	1,718,076	66,728
Expiring 11/12/15	Goldman Sachs & Co.	JPY	156,700	1,301,520	1,306,905	5,385
Expiring 11/12/15	UBS AG	JPY	407,500	3,394,693	3,398,620	3,927
Malaysian Ringgit,
Expiring 10/20/15	Citigroup Global Markets	MYR	10,819	2,630,000	2,457,606	(172,394)
Expiring 10/20/15	Citigroup Global Markets	MYR	3,523	824,000	800,218	(23,782)
Expiring 10/20/15	JPMorgan Chase	MYR	17,827	4,207,831	4,049,585	(158,246)
Expiring 10/20/15	JPMorgan Chase	MYR	10,416	2,409,909	2,366,085	(43,824)
Mexican Peso,
Expiring 10/22/15	UBS AG	MXN	4,921	305,712	290,529	(15,183)
Expiring 12/18/15	Barclays Capital Group	MXN	10,165	596,926	597,437	511
Expiring 12/18/15	Citigroup Global Markets	MXN	20,483	1,190,602	1,203,866	13,264
Expiring 12/18/15	Deutsche Bank AG	MXN	102,884	5,918,000	6,046,922	128,922
Expiring 12/18/15	Goldman Sachs & Co.	MXN	2,227	132,654	130,889	(1,765)
Expiring 12/18/15	Hong Kong & Shanghai Bank	MXN	2,756	161,920	161,981	61
Expiring 12/18/15	JPMorgan Chase	MXN	3,999	232,000	235,063	3,063
Expiring 12/18/15	Morgan Stanley	MXN	13,824	794,000	812,464	18,464
Expiring 12/18/15	Royal Bank of Canada	MXN	40,498	2,352,000	2,380,221	28,221
Expiring 12/18/15	UBS AG	MXN	41,998	2,475,000	2,468,374	(6,626)
Expiring 12/18/15	UBS AG	MXN	31,477	1,843,347	1,850,026	6,679
Expiring 12/18/15	UBS AG	MXN	14,795	866,421	869,561	3,140
Expiring 12/18/15	UBS AG	MXN	7,852	456,408	461,493	5,085
New Taiwanese Dollar,
Expiring 10/08/15	Hong Kong & Shanghai Bank	TWD	13,888	427,000	421,789	(5,211)
Expiring 10/20/15	Deutsche Bank AG	TWD	13,888	422,775	421,801	(974)
New Zealand Dollar,
Expiring 10/02/15	Standard Chartered PLC	NZD	15,705	9,923,184	10,038,690	115,506
Expiring 11/12/15	JPMorgan Chase	NZD	6,260	3,948,015	3,989,201	41,186
Expiring 11/12/15	JPMorgan Chase	NZD	4,706	2,946,692	2,998,911	52,219

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/12/15	Santander	NZD	4,902	$3,065,575	$3,123,813	$58,238
Philippine Peso,
Expiring 10/05/15	Standard Chartered PLC	PHP	108,808	2,319,000	2,327,122	8,122
Expiring 10/05/15	UBS AG	PHP	35,879	765,000	767,352	2,352
Expiring 01/21/16	UBS AG	PHP	144,686	3,067,331	3,073,886	6,555
Polish Zloty,
Expiring 10/21/15	UBS AG	PLN	3,510	915,592	923,066	7,474
Russian Ruble,
Expiring 10/07/15	BNP Paribas	RUB	18,727	281,000	286,005	5,005
Expiring 10/07/15	JPMorgan Chase	RUB	37,475	561,000	572,320	11,320
Expiring 10/07/15	Morgan Stanley	RUB	388,172	5,804,000	5,928,206	124,206
Expiring 10/29/15	Credit Suisse First Boston Corp.	RUB	340,908	5,145,000	5,169,478	24,478
Expiring 11/18/15	Morgan Stanley	RUB	283,471	4,245,011	4,271,756	26,745
Singapore Dollar,
Expiring 10/09/15	Citigroup Global Markets	SGD	3,721	2,596,940	2,614,255	17,315
Expiring 10/09/15	Citigroup Global Markets	SGD	3,239	2,260,293	2,275,363	15,070
Expiring 10/09/15	Credit Suisse First Boston Corp.	SGD	4,063	2,893,050	2,854,214	(38,836)
South Korean Won,
Expiring 10/20/15	Citigroup Global Markets	KRW	1,407,474	1,197,575	1,186,540	(11,035)
Expiring 10/20/15	Deutsche Bank AG	KRW	4,703,934	3,961,208	3,965,549	4,341
Expiring 10/20/15	Goldman Sachs & Co.	KRW	729,911	617,000	615,336	(1,664)
Swedish Krona,
Expiring 11/12/15	JPMorgan Chase	SEK	136,565	16,252,739	16,332,336	79,597
Expiring 11/12/15	Standard Chartered PLC	SEK	4,370	526,692	522,625	(4,067)

				$484,478,167	$478,116,834	(6,361,333)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/02/15	Morgan Stanley	AUD	7,482	$5,333,658	$5,250,879	$82,779
Expiring 11/03/15	Morgan Stanley	AUD	7,482	5,213,969	5,241,526	(27,557)
Expiring 11/12/15	Citigroup Global Markets	AUD	2,457	1,726,824	1,720,500	6,324
Expiring 11/12/15	Citigroup Global Markets	AUD	2,068	1,467,286	1,448,105	19,181
Expiring 11/12/15	Goldman Sachs & Co.	AUD	9,556	6,835,638	6,691,532	144,106
Expiring 11/12/15	Goldman Sachs & Co.	AUD	1,161	839,230	812,984	26,246
Expiring 11/12/15	Goldman Sachs & Co.	AUD	980	691,449	686,239	5,210
Expiring 11/12/15	Standard Chartered PLC	AUD	299	212,450	209,373	3,077
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	4,748	1,225,000	1,196,801	28,199
Expiring 10/02/15	BNP Paribas	BRL	4,409	1,141,000	1,111,427	29,573
Expiring 10/02/15	BNP Paribas	BRL	1,516	382,000	382,074	(74)
Expiring 10/02/15	BNP Paribas	BRL	547	144,000	137,872	6,128
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	4,751	1,225,000	1,197,418	27,582
Expiring 10/02/15	Credit Suisse First Boston Corp.	BRL	3,826	1,032,000	964,413	67,587
Expiring 10/02/15	Deutsche Bank AG	BRL	71,711	18,117,946	18,075,353	42,593
Expiring 10/02/15	Deutsche Bank AG	BRL	31,133	7,771,546	7,847,303	(75,757)
Expiring 10/02/15	Deutsche Bank AG	BRL	5,311	1,440,000	1,338,614	101,386
Expiring 10/02/15	Deutsche Bank AG	BRL	4,025	1,042,000	1,014,402	27,598
Expiring 10/02/15	Deutsche Bank AG	BRL	3,907	948,000	984,697	(36,697)
Expiring 10/02/15	Deutsche Bank AG	BRL	3,226	780,000	813,025	(33,025)
Expiring 10/02/15	Deutsche Bank AG	BRL	2,877	724,000	725,163	(1,163)
Expiring 10/02/15	Deutsche Bank AG	BRL	2,525	657,000	636,494	20,506
Expiring 10/02/15	Deutsche Bank AG	BRL	2,310	601,000	582,318	18,682
Expiring 10/02/15	Deutsche Bank AG	BRL	2,069	511,000	521,391	(10,391)
Expiring 10/02/15	Deutsche Bank AG	BRL	643	168,000	162,058	5,942

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/15	Goldman Sachs & Co.	BRL	76,470	$28,870,767	$19,274,945	$9,595,822
Expiring 10/02/15	Goldman Sachs & Co.	BRL	4,176	1,080,000	1,052,689	27,311
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,644	728,000	666,450	61,550
Expiring 10/02/15	JPMorgan Chase	BRL	88,367	24,545,402	22,273,722	2,271,680
Expiring 10/02/15	JPMorgan Chase	BRL	4,603	1,250,000	1,160,101	89,899
Expiring 10/02/15	JPMorgan Chase	BRL	2,797	688,000	704,938	(16,938)
Expiring 10/02/15	JPMorgan Chase	BRL	2,500	817,657	630,144	187,513
Expiring 10/02/15	UBS AG	BRL	33,910	13,155,138	8,547,317	4,607,821
Expiring 11/04/15	BNP Paribas	BRL	1,323	331,000	329,663	1,337
Expiring 11/04/15	Credit Suisse First Boston Corp.	BRL	8,726	2,163,000	2,173,610	(10,610)
Expiring 11/04/15	Deutsche Bank AG	BRL	103,237	25,509,542	25,717,285	(207,743)
Expiring 11/04/15	Deutsche Bank AG	BRL	8,629	2,080,163	2,149,647	(69,484)
Expiring 11/04/15	UBS AG	BRL	2,042	513,000	508,616	4,384
Expiring 01/05/16	JPMorgan Chase	BRL	61,000	20,477,357	14,872,440	5,604,917
Expiring 01/05/16	JPMorgan Chase	BRL	36,200	10,691,239	8,825,940	1,865,299
Expiring 04/01/16	Citigroup Global Markets	BRL	26,462	7,954,178	6,279,008	1,675,170
Expiring 04/04/16	Credit Suisse First Boston Corp.	BRL	13,489	3,244,000	3,198,144	45,856
Expiring 04/04/16	Goldman Sachs & Co.	BRL	35,200	10,164,597	8,345,943	1,818,654
Expiring 04/04/16	JPMorgan Chase	BRL	14,021	4,400,000	3,324,293	1,075,707
Expiring 04/04/16	JPMorgan Chase	BRL	13,369	4,010,000	3,169,879	840,121
Expiring 04/04/16	JPMorgan Chase	BRL	4,633	1,440,000	1,098,364	341,636
British Pound,
Expiring 10/02/15	Goldman Sachs & Co.	GBP	554	856,245	838,053	18,192
Expiring 10/02/15	Hong Kong & Shanghai Bank	GBP	38,303	60,202,127	57,942,123	2,260,004
Expiring 10/02/15	Standard Chartered PLC	GBP	16,559	25,712,001	25,049,308	662,693
Expiring 10/28/15	JPMorgan Chase	GBP	842	1,288,692	1,272,803	15,889
Expiring 10/28/15	UBS AG	GBP	65	100,473	97,894	2,579
Expiring 11/03/15	Morgan Stanley	GBP	38,075	57,707,502	57,588,196	119,306
Expiring 11/03/15	Morgan Stanley	GBP	16,559	25,097,269	25,045,382	51,887
Expiring 11/12/15	Goldman Sachs & Co.	GBP	655	1,027,911	990,633	37,278
Expiring 11/12/15	JPMorgan Chase	GBP	1,416	2,171,870	2,141,583	30,287
Expiring 11/12/15	JPMorgan Chase	GBP	1,095	1,676,433	1,656,097	20,336
Canadian Dollar,
Expiring 10/02/15	Standard Chartered PLC	CAD	25,280	19,097,735	18,943,226	154,509
Expiring 11/03/15	JPMorgan Chase	CAD	25,280	18,965,639	18,940,120	25,519
Expiring 11/12/15	JPMorgan Chase	CAD	416	315,424	311,661	3,763
Chinese Yuan,
Expiring 10/14/15	UBS AG	CNY	16,411	2,479,000	2,578,473	(99,473)
Expiring 11/16/15	Goldman Sachs & Co.	CNY	19,680	3,000,000	3,084,119	(84,119)
Expiring 11/16/15	Hong Kong & Shanghai Bank	CNY	5,496	850,981	861,240	(10,259)
Expiring 11/16/15	UBS AG	CNY	16,411	2,572,657	2,571,820	837
Danish Krone,
Expiring 10/01/15	Deutsche Bank AG	DKK	55,732	8,604,601	8,346,618	257,983
Expiring 10/01/15	UBS AG	DKK	29,103	4,460,914	4,358,567	102,347
Expiring 01/04/16	Deutsche Bank AG	DKK	136,669	21,198,852	20,519,239	679,613
Expiring 01/04/16	Deutsche Bank AG	DKK	86,493	13,343,567	12,985,904	357,663
Euro,
Expiring 10/02/15	Credit Suisse First Boston Corp.	EUR	236,995	270,056,886	264,827,485	5,229,401
Expiring 10/02/15	Credit Suisse First Boston Corp.	EUR	61,274	69,822,227	68,470,184	1,352,043
Expiring 10/02/15	Goldman Sachs & Co.	EUR	3,489	3,928,906	3,898,747	30,159
Expiring 10/02/15	Goldman Sachs & Co.	EUR	1,920	2,167,538	2,145,484	22,054
Expiring 10/02/15	Goldman Sachs & Co.	EUR	1,469	1,678,499	1,641,519	36,980
Expiring 10/02/15	JPMorgan Chase	EUR	4,868	5,470,992	5,439,695	31,297
Expiring 10/02/15	JPMorgan Chase	EUR	3,427	3,944,691	3,829,466	115,225
Expiring 10/02/15	JPMorgan Chase	EUR	3,006	3,460,093	3,359,023	101,070
Expiring 10/02/15	JPMorgan Chase	EUR	2,474	2,755,090	2,764,545	(9,455)
Expiring 10/28/15	BNP Paribas	EUR	1,108	1,226,697	1,238,837	(12,140)
Expiring 10/28/15	Citigroup Global Markets	EUR	345	379,026	385,247	(6,221)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/28/15	JPMorgan Chase	EUR	6,441	$7,079,139	$7,200,387	$(121,248)
Expiring 11/03/15	Morgan Stanley	EUR	220,637	247,035,941	246,668,918	367,023
Expiring 11/03/15	Morgan Stanley	EUR	58,258	65,204,004	65,131,806	72,198
Hungarian Forint,
Expiring 10/21/15	Deutsche Bank AG	HUF	960,444	3,375,734	3,422,497	(46,763)
Indian Rupee,
Expiring 10/20/15	JPMorgan Chase	INR	42,298	640,000	641,975	(1,975)
Expiring 10/20/15	Societe Generale	INR	140,173	2,110,000	2,127,480	(17,480)
Expiring 10/20/15	Standard Chartered PLC	INR	99,630	1,500,000	1,512,142	(12,142)
Expiring 10/20/15	Standard Chartered PLC	INR	71,820	1,114,000	1,090,047	23,953
Expiring 10/30/15	Standard Chartered PLC	INR	24,642	370,000	373,307	(3,307)
Expiring 11/02/15	Hong Kong & Shanghai Bank	INR	145,297	2,180,000	2,199,878	(19,878)
Expiring 11/02/15	JPMorgan Chase	INR	60,422	910,000	914,826	(4,826)
Expiring 11/18/15	Deutsche Bank AG	INR	85,880	1,294,246	1,296,315	(2,069)
Expiring 11/18/15	JPMorgan Chase	INR	329,523	5,066,084	4,974,007	92,077
Israeli Shekel,
Expiring 10/15/15	Citigroup Global Markets	ILS	81,750	21,667,205	20,841,871	825,334
Expiring 10/15/15	Goldman Sachs & Co.	ILS	30,580	7,763,000	7,796,230	(33,230)
Expiring 12/17/15	Deutsche Bank AG	ILS	112,330	28,573,341	28,666,857	(93,516)
Japanese Yen,
Expiring 10/02/15	Hong Kong & Shanghai Bank	JPY	6,406,021	53,623,857	53,400,401	223,456
Expiring 10/02/15	Hong Kong & Shanghai Bank	JPY	768,500	6,433,000	6,406,193	26,807
Expiring 11/04/15	Morgan Stanley	JPY	6,406,021	53,361,054	53,422,100	(61,046)
Expiring 11/04/15	Morgan Stanley	JPY	768,500	6,401,473	6,408,796	(7,323)
Expiring 11/12/15	Citigroup Global Markets	JPY	1,640,800	13,643,999	13,684,557	(40,558)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	949,600	7,868,516	7,919,828	(51,312)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	598,500	4,805,108	4,991,594	(186,486)
Expiring 11/12/15	Goldman Sachs & Co.	JPY	462,900	3,725,727	3,860,666	(134,939)
Expiring 11/12/15	Morgan Stanley	JPY	424,400	3,540,436	3,539,569	867
Expiring 11/12/15	UBS AG	JPY	734,200	6,115,332	6,123,356	(8,024)
Malaysian Ringgit,
Expiring 10/20/15	Hong Kong & Shanghai Bank	MYR	3,953	954,314	897,938	56,376
Expiring 10/20/15	Standard Chartered PLC	MYR	8,127	2,069,000	1,846,193	222,807
Expiring 10/20/15	UBS AG	MYR	30,340	7,381,873	6,892,129	489,744
Mexican Peso,
Expiring 10/22/15	Barclays Capital Group	MXN	3,287	204,200	194,078	10,122
Expiring 12/18/15	Citigroup Global Markets	MXN	267,198	15,839,583	15,704,271	135,312
Expiring 12/18/15	Credit Suisse First Boston Corp.	MXN	220,618	12,959,222	12,966,574	(7,352)
Expiring 12/18/15	Deutsche Bank AG	MXN	76,974	4,484,000	4,524,046	(40,046)
Expiring 12/18/15	Deutsche Bank AG	MXN	38,868	2,268,000	2,284,416	(16,416)
Expiring 12/18/15	Hong Kong & Shanghai Bank	MXN	260,515	15,451,276	15,311,471	139,805
Expiring 12/18/15	Hong Kong & Shanghai Bank	MXN	87,217	5,172,878	5,126,073	46,805
Expiring 12/18/15	JPMorgan Chase	MXN	40,551	2,352,000	2,383,332	(31,332)
Expiring 12/18/15	Morgan Stanley	MXN	4,704	276,000	276,489	(489)
Expiring 12/18/15	Morgan Stanley	MXN	3,051	178,000	179,292	(1,292)
Expiring 12/18/15	Royal Bank of Scotland Group PLC	MXN	29,851	1,750,000	1,754,438	(4,438)
Expiring 12/18/15	UBS AG	MXN	44,227	2,573,000	2,599,412	(26,412)
Expiring 12/18/15	UBS AG	MXN	19,119	1,135,000	1,123,703	11,297
New Taiwanese Dollar,
Expiring 10/08/15	Deutsche Bank AG	TWD	13,888	422,814	421,789	1,025
Expiring 10/20/15	Deutsche Bank AG	TWD	13,346	410,000	405,320	4,680
Expiring 10/20/15	Goldman Sachs & Co.	TWD	56,973	1,771,809	1,730,329	41,480
Expiring 10/20/15	Hong Kong & Shanghai Bank	TWD	13,675	420,000	415,333	4,667
Expiring 10/20/15	UBS AG	TWD	13,082	400,000	397,317	2,683
Expiring 10/20/15	UBS AG	TWD	12,407	380,000	376,817	3,183
New Zealand Dollar,
Expiring 10/02/15	Hong Kong & Shanghai Bank	NZD	15,705	10,111,724	10,038,690	73,034

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/15	Hong Kong & Shanghai Bank	NZD	6,883	$4,431,646	$4,399,637	$32,009
Expiring 11/03/15	JPMorgan Chase	NZD	6,883	4,338,705	4,389,050	(50,345)
Expiring 11/03/15	Standard Chartered PLC	NZD	15,705	9,899,659	10,014,531	(114,872)
Philippine Peso,
Expiring 10/20/15	Citigroup Global Markets	PHP	241,444	5,169,000	5,158,508	10,492
Russian Ruble,
Expiring 10/07/15	Morgan Stanley	RUB	283,471	4,301,536	4,329,209	(27,673)
Expiring 10/07/15	Morgan Stanley	RUB	160,902	2,465,558	2,457,321	8,237
Singapore Dollar,
Expiring 10/09/15	Citigroup Global Markets	SGD	1,210	855,112	850,013	5,099
Expiring 10/09/15	Hong Kong & Shanghai Bank	SGD	1,354	950,000	951,462	(1,462)
Expiring 10/09/15	JPMorgan Chase	SGD	7,302	5,217,205	5,129,578	87,627
Expiring 10/09/15	JPMorgan Chase	SGD	1,157	824,221	812,780	11,441
Expiring 12/10/15	Citigroup Global Markets	SGD	3,721	2,589,441	2,608,769	(19,328)
Expiring 12/10/15	Citigroup Global Markets	SGD	3,239	2,253,766	2,270,588	(16,822)
South African Rand,
Expiring 10/21/15	Deutsche Bank AG	ZAR	7,904	628,078	568,206	59,872
Expiring 10/21/15	Deutsche Bank AG	ZAR	3,561	283,000	256,023	26,977
South Korean Won,
Expiring 10/20/15	Citigroup Global Markets	KRW	1,860,009	1,582,623	1,568,040	14,583
Expiring 10/20/15	Credit Suisse First Boston Corp.	KRW	387,008	324,399	326,259	(1,860)
Expiring 10/20/15	Hong Kong & Shanghai Bank	KRW	1,967,637	1,730,628	1,658,774	71,854
Expiring 10/20/15	JPMorgan Chase	KRW	6,759,558	5,746,849	5,698,498	48,351
Expiring 10/20/15	JPMorgan Chase	KRW	1,537,938	1,290,000	1,296,525	(6,525)
Expiring 10/20/15	Standard Chartered PLC	KRW	521,456	435,000	439,602	(4,602)
Swedish Krona,
Expiring 11/12/15	Credit Suisse First Boston Corp.	SEK	1,165	142,625	139,327	3,298
Expiring 11/12/15	Goldman Sachs & Co.	SEK	169,180	19,378,876	20,232,890	(854,014)
Expiring 11/12/15	JPMorgan Chase	SEK	1,155	137,064	138,131	(1,067)
Swiss Franc,
Expiring 11/12/15	Credit Suisse First Boston Corp.	CHF	2,408	2,469,549	2,474,480	(4,931)

				$1,581,774,003	$1,538,811,644	42,962,359

						$36,601,026

Forward rate agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
38,900	10/28/15	1.700%	7 Year CMS(1)	13,750	—	13,750	Citigroup Global Markets
38,900	11/05/15	3.110%	102 CMM(2)	10,062	—	10,062	Citigroup Global Markets

				$23,812	$—	$23,812

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	644,200	07/01/16	15.510%	Brazilian interbank lending rate(1)	$154,881	$(28,888)	$183,769	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
BRL	244,800	07/01/16	15.510%	Brazilian interbank lending rate(1)	$—	$(80,658)	$80,658	Hong Kong & Shanghai Bank
BRL	229,800	07/01/16	15.820%	Brazilian interbank lending rate(1)	155,533	(2,151)	157,684	BNP Paribas
BRL	447,800	01/02/17	15.700%	Brazilian interbank lending rate(1)	145,830	2,546	143,284	Deutsche Bank AG
BRL	51,900	01/02/17	15.700%	Brazilian interbank lending rate(1)	16,902	(2,399)	19,301	Hong Kong & Shanghai Bank
BRL	32,900	01/02/18	13.805%	Brazilian interbank lending rate(1)	(257,458)	—	(257,458)	Goldman Sachs & Co.
BRL	32,900	01/02/18	13.403%	Brazilian interbank lending rate(2)	313,028	—	313,028	Hong Kong & Shanghai Bank
BRL	91,000	01/04/21	14.830%	Brazilian interbank lending rate(2)	328,110	58	328,052	Deutsche Bank AG
BRL	79,000	01/04/21	14.830%	Brazilian interbank lending rate(2)	284,843	15,897	268,946	BNP Paribas
BRL	56,600	01/04/21	11.500%	Brazilian interbank lending rate(2)	1,633,674	(6,106)	1,639,780	BNP Paribas
BRL	24,800	01/04/21	11.500%	Brazilian interbank lending rate(2)	715,815	(23,064)	738,879	Credit Suisse First Boston Corp.
BRL	18,800	01/04/21	13.450%	Brazilian interbank lending rate(1)	(246,379)	2,280	(248,659)	Hong Kong & Shanghai Bank
BRL	16,500	01/04/21	14.500%	Brazilian interbank lending rate(1)	(95,414)	—	(95,414)	Deutsche Bank AG
BRL	11,300	01/04/21	14.560%	Brazilian interbank lending rate(1)	(60,827)	(768)	(60,059)	BNP Paribas
BRL	10,100	01/04/21	14.500%	Brazilian interbank lending rate(1)	(58,405)	(613)	(57,792)	Hong Kong & Shanghai Bank
BRL	9,200	01/04/21	14.560%	Brazilian interbank lending rate(1)	(49,523)	—	(49,523)	Credit Suisse First Boston Corp.
BRL	8,100	01/04/21	13.421%	Brazilian interbank lending rate(1)	(107,785)	—	(107,785)	Hong Kong & Shanghai Bank
BRL	2,700	01/04/21	12.810%	Brazilian interbank lending rate(2)	48,687	(5,634)	54,321	Deutsche Bank AG
BRL	2,400	01/04/21	13.450%	Brazilian interbank lending rate(1)	(31,453)	176	(31,629)	Deutsche Bank AG
BRL	2,200	01/04/21	13.450%	Brazilian interbank lending rate(1)	(28,832)	160	(28,992)	Credit Suisse First Boston Corp.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
BRL	115,700	01/02/25	13.800%	Brazilian interbank lending rate(1)	$(1,316,303)	$(1,587)	$(1,314,716)	Goldman Sachs & Co.
BRL	111,900	01/02/25	13.800%	Brazilian interbank lending rate(1)	(1,273,071)	—	(1,273,071)	Deutsche Bank AG
COP	820,000	04/17/20	5.050%	Colombia IBR Overnight Interbank Reference(1)	(9,971)	—	(9,971)	Deutsche Bank AG
COP	1,290,000	04/10/25	6.020%	Colombia IBR Overnight Interbank Reference(1)	(39,560)	—	(39,560)	JPMorgan Chase
EUR	200	08/15/18	0.655%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(419)	(263)	(156)	Citigroup Global Markets
EUR	900	09/15/18	0.610%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(345)	—	(345)	UBS AG
EUR	400	09/15/18	0.650%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(696)	(344)	(352)	Goldman Sachs & Co.
EUR	400	09/15/18	0.623%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(323)	38	(361)	Morgan Stanley
EUR	300	09/15/18	0.605%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(64)	—	(64)	Deutsche Bank AG
EUR	100	09/15/18	0.640%	Eurostat Eurozone HICP Ex Tobacco Index(2)	(140)	—	(140)	Citigroup Global Markets
GBP	7,070	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	107,569	—	107,569	Goldman Sachs & Co.
GBP	4,470	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	68,010	—	68,010	Goldman Sachs & Co.
GBP	1,000	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,156	—	13,156	Citigroup Global Markets
GBP	2,100	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	88,766	—	88,766	Morgan Stanley

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	1,300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$65,544	$—	$65,544	Citigroup Global Markets
GBP	500	05/15/30	3.353%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	25,549	—	25,549	Credit Suisse First Boston Corp.
GBP	2,600	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	148,061	(2,411)	150,472	Citigroup Global Markets
GBP	1,200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	78,199	830	77,369	Citigroup Global Markets
GBP	1,200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	68,336	3,737	64,599	Goldman Sachs & Co.
GBP	1,100	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	62,641	5,148	57,493	BNP Paribas
GBP	900	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	58,650	249	58,401	Bank of America
GBP	5,300	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	162,517	(16,957)	179,474	Goldman Sachs & Co.
GBP	2,500	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	76,659	(8,247)	84,906	Citigroup Global Markets
GBP	1,800	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	55,194	3,167	52,027	Deutsche Bank AG
GBP	1,000	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	16,289	—	16,289	JPMorgan Chase

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	400	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$6,515	$—	$6,515	Citigroup Global Markets
GBP	700	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	8,767	—	8,767	Goldman Sachs & Co.
GBP	300	11/15/44	3.550%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	39,598	78	39,520	Credit Suisse First Boston Corp.
GBP	100	12/11/44	3.550%	UK RPI All Items NSA Index(1)	12,929	696	12,233	BNP Paribas
GBP	1,700	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(48,121)	20,574	(68,695)	Bank of America
	2,200	12/19/15	1.728%	CPI Urban Consumers(2)	(42,697)	110	(42,807)	Deutsche Bank AG
	8,400	04/15/16	1.730%	CPI Urban Consumers(2)	(234,735)	(17,840)	(216,895)	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumer NSA(2)	(112,779)	(10,030)	(102,749)	Royal Bank of Scotland Group PLC
	9,000	11/05/16	1.860%	CPI Urban Consumers(2)	(278,346)	—	(278,346)	Deutsche Bank AG
	6,800	11/29/16	1.825%	CPI Urban Consumers(2)	(202,257)	(3,554)	(198,703)	Deutsche Bank AG
	3,500	11/29/16	1.845%	CPI Urban Consumers(2)	(106,267)	—	(106,267)	Deutsche Bank AG
	3,400	11/29/16	1.825%	CPI Urban Consumers(2)	(101,129)	(1,023)	(100,106)	BNP Paribas
	2,300	02/12/17	2.415%	CPI Urban Consumers(2)	(131,729)	—	(131,729)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(586,291)	19,486	(605,777)	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.033%	CPI Urban Consumers(2)	(637,190)	—	(637,190)	Goldman Sachs & Co.
	1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(94,563)	(1,059)	(93,504)	Goldman Sachs & Co.
	1,755	10/02/18	1.080%	CPI Urban Consumers(2)	1,971	—	1,971	JPMorgan Chase
	2,000	11/01/18	2.173%	CPI Urban Consumer NSA(2)	(111,572)	—	(111,572)	Deutsche Bank AG
	800	03/04/19	1.725%	US CPI Urban Consumers NSA Index(2)	(16,050)	—	(16,050)	Deutsche Bank AG
	3,630	08/28/20	1.410%	CPI Urban Consumers(2)	(15,959)	—	(15,959)	JPMorgan Chase
	5,270	10/01/20	1.290%	CPI Urban Consumers(2)	8,716	—	8,716	JPMorgan Chase
	11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(1,318,048)	173,576	(1,491,624)	BNP Paribas

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
2,200	07/15/22	2.500%	CPI Urban Consumers(2)	$(263,610)	$39,860	$(303,470)	Deutsche Bank AG
300	08/26/25	1.730%	CPI Urban Consumer NSA(2)	(2,273)	—	(2,273)	Bank of America

				$(2,909,645)	$75,070	$(2,984,715)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	50,000	08/21/17	1.250%	3 month LIBOR(1)	$—	$539,712	$539,712
	11,100	12/16/22	2.250%	3 month LIBOR(1)	77,072	344,929	267,857
	12,200	08/05/25	2.350%	3 month LIBOR(1)	—	(418,821)	(418,821)
	3,700	09/16/25	2.233%	3 month LIBOR(1)	—	(75,615)	(75,615)
	2,100	09/16/25	2.225%	3 month LIBOR(1)	—	(41,670)	(41,670)
	33,500	12/16/25	2.500%	3 month LIBOR(1)	(643,200)	(1,308,723)	(665,523)
AUD	2,000	01/13/30	3.256%	6 month Australian Bank Bill Rate(1)	—	27,047	27,047
CAD	13,650	01/09/20	1.710%	3 month Canadian Bankers Acceptance(2)	(27,746)	(281,498)	(253,752)
CAD	1,600	12/15/25	2.300%	3 month Canadian Bankers Acceptance(1)	(37,595)	(43,591)	(5,996)
EUR	2,970	05/12/25	0.875%	6 Month Euribor(1)	—	2,358	2,358
EUR	10,810	03/16/26	1.000%	6 month Euribor(1)	125,326	62,624	(62,702)
EUR	1,500	03/16/46	1.500%	6 month Euribor(1)	61,244	24,217	(37,027)
GBP	105,400	03/16/18	1.500%	6 month LIBOR(1)	(450,452)	(1,288,262)	(837,810)
GBP	8,800	06/17/18	1.500%	6 month LIBOR(1)	17,012	(82,651)	(99,663)
GBP	13,800	12/17/19	2.250%	6 month LIBOR(1)	(968,467)	(902,489)	65,978
GBP	2,700	01/08/25	1.325%	Sterling Overnight Index Average(2)	—	21,134	21,134
GBP	14,140	09/16/25	2.000%	6 month LIBOR(1)	342,438	(350,653)	(693,091)
GBP	5,840	03/18/45	2.000%	6 month LIBOR(1)	19,108	137,939	118,831
GBP	7,100	09/16/45	2.000%	6 month LIBOR(1)	737,022	171,510	(565,512)
GBP	700	03/16/46	2.250%	6 month LIBOR(1)	(3,632)	(38,437)	(34,805)
JPY	8,110,000	12/20/19	0.250%	6 month LIBOR(1)	16,691	266,935	250,244
JPY	2,130,000	09/18/20	0.500%	6 month LIBOR(1)	207,703	267,764	60,061
JPY	120,000	09/18/23	1.000%	6 month LIBOR(1)	(46,163)	(49,664)	(3,501)
JPY	12,850,000	06/19/33	1.500%	6 month LIBOR(1)	9,036,856	8,897,209	(139,647)
JPY	360,000	06/17/35	1.250%	6 month LIBOR(1)	(19,563)	76,066	95,629
MXN	189,300	07/28/17	4.388%	28 day Mexican interbank rate(1)	—	(12,445)	(12,445)
MXN	102,100	02/09/18	4.630%	28 day Mexican interbank rate(1)	3,511	17,527	14,016
MXN	19,500	02/05/20	5.270%	28 day Mexican interbank rate(1)	(9,488)	1,860	11,348
MXN	52,100	02/06/20	5.310%	28 day Mexican interbank rate(1)	(509)	9,682	10,191
MXN	93,100	06/02/20	5.615%	28 day Mexican Interbank rate(1)	65,792	65,553	(239)
MXN	68,700	06/11/20	5.535%	28 day Mexican interbank rate(1)	34,259	24,850	(9,409)
MXN	36,600	10/08/21	5.608%	28 day Mexican interbank rate(1)	(32,550)	(11,078)	21,472
MXN	102,900	11/17/21	5.430%	28 day Mexican interbank rate(1)	(142,481)	(105,619)	36,862

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.):
MXN	196,300	07/13/22	5.940%	28 day Mexican interbank rate(1)	$27,390	$13,754	$(13,636)
MXN	143,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	(266,638)	(208,094)	58,544
MXN	57,800	09/16/22	5.975%	28 day Mexican interbank rate(1)	—	11,072	11,072
MXN	129,900	12/27/24	5.795%	28 day Mexican interbank rate(1)	14,649	(288,259)	(302,908)
MXN	407,100	06/05/25	6.530%	28 day Mexican interbank rate(1)	338,627	382,575	43,948
MXN	73,300	07/10/25	6.420%	28 day Mexican interbank rate(1)	—	(1,466)	(1,466)
MXN	53,100	07/10/25	6.390%	28 day Mexican interbank rate(1)	9,272	6,448	(2,824)
MXN	41,300	09/20/29	6.710%	28 day Mexican interbank rate(1)	88,366	(12,703)	(101,069)
MXN	27,200	06/28/35	7.030%	28 day Mexican interbank rate(1)	—	15,590	15,590
SEK	98,400	03/18/25	1.000%	6 month Euribor(1)	(29,952)	(253,072)	(223,120)
SEK	45,350	08/14/25	1.220%	3 month STIBOR(1)	(26,775)	(56,580)	(29,805)
	201,900	10/28/15	0.280%	Overnight Fed Funds Rate(2)	—	(31,869)	(31,869)
	130,600	12/16/16	1.250%	3 month LIBOR(1)	(475,009)	(849,775)	(374,766)
	46,600	12/16/17	1.500%	3 month LIBOR(1)	(294,018)	(590,129)	(296,111)
	32,000	02/23/19	1.540%	3 month LIBOR(2)	—	(525,912)	(525,912)
	62,400	05/31/19	1.670%	3 month LIBOR(2)	—	(1,532,136)	(1,532,136)
	10,320	03/11/20	1.820%	3 month LIBOR(2)	—	(247,181)	(247,181)
	46,900	12/16/20	2.000%	3 month LIBOR(1)	51,498	(1,165,160)	(1,216,658)
	6,100	12/16/20	2.000%	3 month LIBOR(1)	(149,633)	(151,545)	(1,912)
	220,650	12/31/21	1.790%	3 month LIBOR(2)	(97,954)	(3,506,332)	(3,408,378)
	15,300	12/31/21	1.850%	3 month LIBOR(2)	—	(304,281)	(304,281)
	58,900	05/31/22	1.740%	3 month LIBOR(2)	399,343	(317,884)	(717,227)
	30,050	05/31/22	2.240%	3 month LIBOR(1)	(78,799)	(1,118,120)	(1,039,321)
	54,300	08/31/22	2.010%	3 month LIBOR(2)	(165,854)	(940,329)	(774,475)
	21,100	08/31/22	1.790%	3 month LIBOR(2)	—	(61,309)	(61,309)
	8,900	08/31/22	1.790%	3 month LIBOR(2)	—	(24,668)	(24,668)
	116,200	12/16/22	2.250%	3 month LIBOR(1)	1,112,612	(3,679,507)	(4,792,119)
	2,300	10/02/25	2.350%	3 month LIBOR(1)	—	(69,785)	(69,785)
	31,800	12/16/25	2.500%	3 month LIBOR(1)	608,931	(1,279,993)	(1,888,924)
	19,500	12/16/25	2.500%	3 month LIBOR(1)	(245,272)	(761,794)	(516,522)
	28,400	12/16/45	2.750%	3 month LIBOR(1)	1,090,528	(1,135,611)	(2,226,139)
	500	02/10/46	2.570%	3 month LIBOR(1)	—	1,550	1,550
ZAR	64,300	08/26/20	7.855%	3 month JIBAR(1)	(5,339)	12,444	17,783
ZAR	30,000	01/08/25	7.540%	3 month JIBAR(1)	—	(106,242)	(106,242)
ZAR	4,000	01/12/25	7.430%	3 month JIBAR(1)	—	(16,324)	(16,324)
ZAR	37,600	01/13/25	7.440%	3 month JIBAR(1)	19,104	(152,138)	(171,242)

					$10,287,265	$(12,997,065)	$(23,284,330)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(30,831)	$(443)	$(30,388)	Goldman Sachs & Co.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1) (cont’d.):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(30,831)	$(443)	$(30,388)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	14,000	(782,150)	(595,081)	(187,069)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	10,000	(558,678)	(375,253)	(183,425)	Credit Suisse First Boston Corp.
CMBX.NA.8.AAA	10/17/57	0.500%	10,000	(558,678)	(526,095)	(32,583)	JPMorgan Chase

				$(1,961,168)	$(1,497,315)	$(463,853)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(4)	Value at September 30, 2015	Value at Trade Date	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX HY25 5Y	12/20/20	5.000%		$2,200	$(3,920)	$150	$4,070
CDX HY25 5Y	12/20/20	5.000%		200	(210)	21	231
CDX IG25 5Y	12/20/20	1.000%		1,600	6,248	5,692	(556)
CDX iTraxx XOV23 5Y	06/20/20	5.000%	EUR	1,100	91,998	60,344	(31,654)
CDX ITRAXX XOV24 5Y	12/20/20	5.000%	EUR	11,600	998,268	758,146	(240,122)
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%		60,984	3,612,704	1,780,360	(1,832,344)
Dow Jones CDX NA HY24 5Y Index	06/20/20	5.000%		9,801	554,469	284,768	(269,701)
Dow Jones CDX NA IG24 5Y Index	06/20/20	1.000%		10,900	130,954	57,661	(73,293)

					$5,390,511	$2,947,142	$(2,443,369)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BMW Financial Service	12/20/20	1.000%	EUR	3,000	1.123%	$(19,745)	$(46,565)	$26,820	Citigroup Global Markets
Chesapeake Energy Corp.	09/20/17	5.000%		1,600	9.680%	(129,573)	(38,182)	(91,391)	JPMorgan Chase
Chesapeake Energy Corp.	09/20/18	5.000%		100	11.506%	(15,293)	(10,028)	(5,265)	Goldman Sachs & Co.
Chesapeake Energy Corp.	09/20/18	5.000%		100	11.506%	(15,293)	(5,569)	(9,724)	Morgan Stanley
Chesapeake Energy Corp.	09/20/20	5.000%		200	12.502%	(47,617)	(19,227)	(28,390)	JPMorgan Chase
Federal Republic of Brazil	03/20/16	1.000%		1,900	2.132%	(13,242)	(3,630)	(9,612)	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		8,200	4.435%	(863,351)	(399,179)	(464,172)	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	4.435%	(842,293)	(416,429)	(425,864)	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	4.435%	(747,535)	(314,358)	(433,177)	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	4.435%	(273,745)	(113,619)	(160,126)	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	4.435%	(52,643)	(19,296)	(33,347)	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	4.435%	(21,057)	(9,512)	(11,545)	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	4.435%	(21,057)	(9,593)	(11,464)	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Federal Republic of Brazil	12/20/18	1.000%	100	4.435%	$(10,529)	$(4,481)	$(6,048)	Credit Suisse First Boston Corp.
Federal Republic of Brazil	12/20/20	1.000%	8,900	4.730%	(1,468,506)	(1,644,108)	175,602	Bank of America
Federal Republic of Brazil	12/20/20	1.000%	3,500	4.730%	(577,502)	(640,087)	62,585	Citigroup Global Markets
Freeport-McMoran, Inc.	09/20/20	1.000%	800	6.619%	(175,276)	(131,394)	(43,882)	JPMorgan Chase
Freeport-McMoran, Inc.	09/20/20	1.000%	650	6.619%	(142,412)	(108,567)	(33,845)	Citigroup Global Markets
Freeport-McMoran, Inc.	09/20/20	1.000%	450	6.619%	(98,593)	(75,367)	(23,226)	BNP Paribas
Gazprom OAO via Gaz Capital	03/20/16	1.000%	900	2.809%	(10,245)	(69,528)	59,283	Goldman Sachs & Co.
Gazprom OAO via Gaz Capital	03/20/16	1.000%	400	2.809%	(4,553)	(31,451)	26,898	Morgan Stanley
Gazprom OAO via Gaz Capital	03/20/16	1.000%	300	2.809%	(3,415)	(22,440)	19,025	JPMorgan Chase
Gazprom OAO via Gaz Capital	03/20/16	1.000%	200	2.809%	(2,277)	(15,310)	13,033	Bank of America
Gazprom OAO via Gaz Capital	03/20/16	1.000%	100	2.809%	(1,138)	(6,717)	5,579	Goldman Sachs & Co.
Italy Govt.	03/20/19	1.000%	3,000	0.865%	15,058	(55,224)	70,282	Barclays Capital Group
Italy Govt.	03/20/19	1.000%	2,800	0.865%	14,054	(48,601)	62,655	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%	800	0.865%	4,016	(14,357)	18,373	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%	800	0.865%	4,016	(15,096)	19,112	Hong Kong & Shanghai Bank
Petrobras International Finance Co.	03/20/20	1.000%	3,700	11.099%	(1,155,187)	(675,603)	(479,584)	Hong Kong & Shanghai Bank
Republic of China	03/20/19	1.000%	3,400	0.904%	14,661	11,566	3,095	Barclays Capital Group
Sberbank of Russia Via SB Capital SA	03/20/16	1.000%	200	2.998%	(2,850)	(11,129)	8,279	Goldman Sachs & Co.
Spain Govt.	03/20/19	1.000%	3,800	0.762%	29,668	(23,540)	53,208	Bank of America
Spain Govt.	03/20/19	1.000%	2,000	0.762%	15,615	(15,204)	30,819	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%	5,500	1.465%	(107,957)	47,913	(155,870)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%	4,000	1.465%	(78,514)	33,866	(112,380)	Hong Kong & Shanghai Bank
United Mexican States	09/20/20	1.000%	10,500	1.693%	(356,128)	(191,695)	(164,433)	Hong Kong & Shanghai Bank
United Mexican States	12/20/20	1.000%	7,100	1.740%	(266,827)	(302,778)	35,951	Bank of America
United Mexican States	12/20/20	1.000%	3,600	1.740%	(135,292)	(154,361)	19,069	Deutsche Bank AG

					$(7,562,557)	$(5,568,880)	$(1,993,677)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.077%	$(2,234)	$—	$(2,234)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.111%	(15,992)	82,545	(98,537)	Citigroup Global Markets
Spain Govt.	12/20/20	1.000%	9,070	1.087%	(35,369)	(18,396)	(16,973)	JPMorgan Chase

					$(53,595)	$64,149	$(117,744)

Reference Entity/Obligation			Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.IG.24.V1			06/20/20	50,500	0.000%	$(727,734)	$(270,150)	$457,584

Cash of $7,699,000 and $4,384,000 have been segregated by Citigroup Global Markets and Morgan Stanley, respectively, and U.S. Treasury Securities with market values of $9,749,458, and $6,944,082 have been segregated with Morgan Stanley and Citigroup Global Markets , respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
EUR	5,700	3 month LIBOR minus 10 bps	6,327	3 month LIBOR	Bank of America	12/16/20	$123,389	$53,977	$69,412

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
EUR	30,000	3 month LIBOR minus 10 bps	32,760	3 month LIBOR	BNP Paribas	12/16/20	$1,189,418	$355,455	$833,963
	1,114	3 month Euribor minus 24.50 bps EUR	960	3 month LIBOR	Citigroup Global Markets	01/16/17	40,050	—	40,050
	707	3 month Euribor minus 21.25 bps EUR	600	3 Month LIBOR	Citigroup Global Markets	01/16/17	35,989	—	35,989
EUR	27,900	3 month LIBOR minus 10 bps	31,248	3 month LIBOR	Citigroup Global Markets	12/16/20	324,959	105,084	219,875
EUR	13,200	3 month LIBOR minus 10 bps	14,693	3 month LIBOR	Deutsche Bank AG	12/16/20	244,824	174,194	70,630
CHF	1,200	3 month LIBOR minus 23 bps	1,279	3 month LIBOR	Goldman Sachs & Co.	12/16/17	(44,415)	16,242	(60,657)

							$1,914,214	$704,952	$1,209,262

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Bank of America	12/31/15	1	Pay $2.75 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	$(1,364)	$—	$(1,364)
Bank of America	12/31/15	6	Pay $8.15 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	44,395	—	44,395
Bank of America	02/16/16	504	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(4,238)	—	(4,238)
Bank of America	11/20/15	51,508	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	1,737,999	—	1,737,999
Bank of America	03/31/16	9,559	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	322,535	—	322,535
Bank of America	08/15/16	112,699	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42.5bps.	2,805,575	—	2,805,575
BNP Paribas	12/02/15	130	Pay $ 0.3705625 strike and receive variance based on S&P GSCI Crude Oil.	—	—	—
BNP Paribas	12/31/15	20	Pay $2.07 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	2,900	—	2,900

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
BNP Paribas	03/31/16	26	Pay $2.07 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	$—	$—	$—
BNP Paribas	12/31/15	1	Pay $2.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(1,507)	—	(1,507)
BNP Paribas	12/31/15	1	Pay $2.55 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(1,937)	—	(1,937)
BNP Paribas	12/31/16	28	Pay $6.40 strike and receive variance based on the forward crack spread.	(4,800)	(1,800)	(3,000)
BNP Paribas	09/30/16	18	Pay $9.00 strike and receive variance based on spread between 2016 Calendar Margin Eurobob Gasoline and Brent Crude.	14,447	—	14,447
BNP Paribas	02/16/16	94,034	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(784,643)	—	(784,643)
BNP Paribas	02/16/16	11,464	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(82,957)	—	(82,957)
BNP Paribas	02/16/16	4,601	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(38,949)	(38,670)	(279)
Citigroup Global Markets	03/31/16	1	Pay $0.087025 strike and receive variance based on GOLDLNPM.	1,341	—	1,341
Citigroup Global Markets	12/31/15	3	Pay $1.05 strike and receive variance based on 2015 Calendar Dated Brent Margin.	(356)	—	(356)
Citigroup Global Markets	03/31/16	3	Pay $1.05 strike and receive variance based on 2015 Calendar Dated Brent Margin.	(290)	—	(290)
Citigroup Global Markets	12/31/15	2	Pay $13.57 strike and receive variance based on spread between Platts Jet CIF and International Petroleum Exchange Brent Oil.	1,754	—	1,754
Citigroup Global Markets	03/31/16	2	Pay $13.57 strike and receive variance based on spread between Platts Jet CIF and International Petroleum Exchange Brent Oil.	1,840	—	1,840
Citigroup Global Markets	12/31/15	1	Pay $13.95 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	1,422	—	1,422

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Citigroup Global Markets	03/31/16	1		Pay $13.95 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	$1,277	$—	$1,277
Citigroup Global Markets	12/31/15	1		Pay $2.50 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(942)	—	(942)
Citigroup Global Markets	02/16/16	65,751		Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(524,431)	—	(524,431)
Credit Suisse First Boston Corp.	01/12/41	7,096		Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on the 1 month LIBOR	(95,354)	(19,734)	(75,620)
Deutsche Bank AG	11/17/15	250		Pay $0.042025 strike and receive variance based on WTI Crude future.	(28,784)	—	(28,784)
Deutsche Bank AG	11/17/15	200		Pay $0.06375625 strike and receive variance based on S&P GSCI Crude Oil.	(30,532)	—	(30,532)
Goldman Sachs & Co.	03/24/20	717		Pay $ 0.077841 strike and receive variance based on GOLDLNPM.	3,858	—	3,858
Goldman Sachs & Co.	04/06/20	357		Pay $ 0.0784 strike and receive variance based on GOLDLNPM.	1,851	—	1,851
Goldman Sachs & Co.	04/09/20	357		Pay $ 0.0784 strike and receive variance based on GOLDLNPM.	1,925	—	1,925
Goldman Sachs & Co.	09/09/20	714		Pay $ 0.0784 strike and receive variance based on GOLDLNPM.	—	—	—
Goldman Sachs & Co.	04/14/20	356		Pay $ 0.078961 strike and receive variance based on GOLDLNPM.	1,762	—	1,762
Goldman Sachs & Co.	04/22/20	2,478		Pay $ 0.07980625 strike and receive variance based on GOLDLNPM.	13,540	—	13,540
Goldman Sachs & Co.	04/27/20	1,024		Pay $ 0.085849 strike and receive variance based on GOLDLNPM.	5,514	—	5,514
Goldman Sachs & Co.	11/25/15	190		Pay $0.06125625 strike and receive variance based on GOLDLNPM.	7,529	—	7,529
Goldman Sachs & Co.	07/29/20	1,509		Pay $0.070225 strike and receive variance based on GOLDLNPM.	9,021	—	9,021
Goldman Sachs & Co.	01/11/16	—	(r)	Pay $0.087025 strike and receive variance based on GOLDLNPM.	(61,583)	—	(61,583)
Goldman Sachs & Co.	04/28/20	847		Pay $0.087025 strike and receive variance based on GOLDLNPM.	4,549	—	4,549
Goldman Sachs & Co.	11/25/15	140		Pay $0.1089 strike and receive variance based on SILVERLND.	6,023	—	6,023
Goldman Sachs & Co.	01/11/16	—	(r)	Pay $1,154.88 strike and receive variance based on GOLDLNPM.	19,732	—	19,732
Goldman Sachs & Co.	12/31/15	3		Pay $1.95 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	8	—	8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	03/31/16	3	Pay $1.95 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	$(6)	$—	$(6)
Goldman Sachs & Co.	03/31/16	300	Pay $2.10 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	(1,108)	—	(1,108)
Goldman Sachs & Co.	12/31/15	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	1	—	1
Goldman Sachs & Co.	03/31/16	1	Pay $2.15 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	(4)	—	(4)
Goldman Sachs & Co.	12/31/15	1	Pay $2.40 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(1,895)	—	(1,895)
Goldman Sachs & Co.	12/31/15	1	Pay $3.0 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(2,237)	—	(2,237)
Goldman Sachs & Co.	12/31/16	2	Pay $6.06 strike and receive variance based on the forward crack spread.	420	—	420
Goldman Sachs & Co.	12/31/16	2	Pay $6.38 strike and receive variance based on the forward crack spread.	370	—	370
Goldman Sachs & Co.	12/02/15	165	Pay 0.09150625 strike and receive variance based on the LME Copper Futures.	—	—	—
Goldman Sachs & Co.	02/16/16	2,725	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(19,721)	—	(19,721)
Goldman Sachs & Co.	02/16/16	1,845	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(15,510)	—	(15,510)
Goldman Sachs & Co.	02/16/16	1,327	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(11,777)	—	(11,777)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	03/31/16	52,023	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +38bps.	$1,755,368	$—	$1,755,368
Goldman Sachs & Co.	06/15/16	33,855	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +46bps.	1,142,366	—	1,142,366
JPMorgan Chase	04/29/20	455	Pay $ 0.01089 strike and receive variance based on GOLDLNPM.	22,568	—	22,568
JPMorgan Chase	07/24/20	667	Pay $ 0.09 strike and receive variance based on GOLDLNPM.	(1,264)	(1)	(1,263)
JPMorgan Chase	05/07/20	1,048	Pay $ 0.111556 strike and receive variance based on GOLDLNPM.	26,696	—	26,696
JPMorgan Chase	12/31/15	3	Pay $2.87 strike and receive variance based on spread between Naptha Cif NWE, Jet Cif NWE and 3.5% Fuel FOB Rotterdam Barges Fuel Oil and Dated Brent Crude Oil 4th Quarter 2015.	(1,972)	—	(1,972)
JPMorgan Chase	12/31/16	7	Pay $6.50 strike and receive variance based on the forward crack spread.	1,969	—	1,969
JPMorgan Chase	09/30/16	6	Pay $8.95 strike and receive variance based on spread between 2016 Calendar Margin Eurobob Gasoline and Brent Crude.	5,115	—	5,115
JPMorgan Chase	12/02/15	132	Pay 0.0361 strike and receive variance based on the LME Copper Futures.	—	—	—
JPMorgan Chase	02/16/16	9,103	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(76,512)	—	(76,512)
JPMorgan Chase	02/16/16	1,510	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(9,184)	—	(9,184)
JPMorgan Chase	02/16/16	1,493	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	19,329	—	19,329
JPMorgan Chase	02/16/16	8,589	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on the U.S. Treasury Bill.	(72,496)	—	(72,496)
JPMorgan Chase	02/16/16	11,531	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	73,057	—	73,057
Morgan Stanley	04/21/16	910	Pay $0.05405625 strike and receive variance based on GOLDLNPM.	23,577	—	23,577

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	$9,668	$—	$9,668
Morgan Stanley	12/31/15	1	Pay $3.30 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(1,448)	—	(1,448)

				$6,213,500	$(60,205)	$6,273,705

(r)	Less than $500 par.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$230,362,779	$—	$—
Common Stocks	2,676,980,234	1,254,500,970	—
Exchange Traded Funds	822,225,920	—	—
Preferred Stock	41,184	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	171,532,421	—
Non-Residential Mortgage-Backed Securities	—	13,170,911	4,962,500
Residential Mortgage-Backed Securities	—	109,810,743	—
Bank Loans	—	7,317,863	—
Commercial Mortgage-Backed Securities	—	62,919,584	—
Corporate Bonds	—	1,002,823,200	5,306,029
Foreign Government Bonds	—	485,270,884	—
Municipal Bonds	—	29,126,286	—
Residential Mortgage-Backed Securities	—	167,987,203	685,556
U.S. Government Agency Obligations	—	148,705,857	—
U.S. Treasury Obligations	—	932,413,355	—
Affiliated Money Market Mutual Fund	1,108,861,449	—	—
Foreign Treasury Obligations	—	38,983,679	—
Certificates of Deposit	—	21,557,822	—
Options Purchased	346,426	3,880,226	—
Short Sales – U.S. Government Agency Obligations	—	(10,341,445)	—
Options Written	(403,352)	(4,567,749)	—
Other Financial Instruments*
Financial Futures Contracts	(2,025,376)	—	—
Commodity Futures Contracts	(1,544,094)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	36,601,026	—
OTC Forward Rate Swap Agreements	—	—	23,812
OTC interest rate swaps	—	(2,909,645)	—
Exchange-traded interest rate swaps	—	(23,284,330)	—
OTC credit default swaps	—	(9,577,320)	—
Exchange-traded credit default swaps	—	(1,985,785)	—
OTC Total Return Swaps	—	6,213,500	—
OTC Currency Swap Agreements	—	1,914,214	—

Total	$4,834,845,170	$4,442,063,470	$10,977,897

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(11,563,105)
Equity contracts	260,700
Foreign exchange contracts	34,628,839
Interest rate contracts	(17,599,341)
Commodity contracts	(3,045,540)

Total	$2,681,553

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 88.8%
Brazil — 4.3%
AMBEV SA, ADR	220,772	$1,081,783
Banco Bradesco SA, ADR(a)	126,367	677,327
Banco do Brasil SA	142,300	539,480
Banco do Estado do Rio Grande do Sul SA (PRFC B)	53,200	75,684
BR Malls Participacoes SA	30,500	80,779
Braskem SA (PRFC A)	136,400	576,634
BRF SA	84,400	1,504,064
JBS SA	546,500	2,314,475
Porto Seguro SA	71,700	542,565
Raia Drogasil SA	4,600	45,379

		7,438,170

Chile — 1.6%
Banco de Chile	7,899,998	823,443
Banco Santander Chile, ADR	50,000	911,000
Corpbanca SA	5,822,036	51,283
Enersis SA, ADR	68,748	868,975
Latam Airlines Group SA, ADR*(a)	20,587	100,465

		2,755,166

China — 21.7%
Air China Ltd. (Class H Stock)	1,228,000	972,610
ANTA Sports Products Ltd.	469,000	1,217,434
Bank of China Ltd. (Class H Stock)	3,507,000	1,512,334
Bank of Communications Co. Ltd. (Class H Stock)	902,000	628,734
Belle International Holdings Ltd.	1,270,000	1,104,492
China Cinda Asset Management Co. Ltd. (Class H Stock)	986,000	342,874
China CITIC Bank Corp. Ltd. (Class H Stock)*	921,000	536,301
China Communications Construction Co. Ltd. (Class H Stock)	1,151,000	1,427,739
China Construction Bank Corp. (Class H Stock)	4,768,000	3,181,842
China Everbright International Ltd.	132,000	185,436
China Life Insurance Co. Ltd. (Class H Stock)	259,000	902,454
China Merchants Holdings International Co. Ltd.	62,000	183,059
China Mobile Ltd.	300,500	3,596,913
China Overseas Land & Investment Ltd.	334,000	1,015,487
China Resources Enterprise Ltd.	64,000	119,077
China Resources Land Ltd.	296,000	698,950
China Southern Airlines Co. Ltd. (Class H Stock)	654,000	479,254
China Taiping Insurance Holdings Co. Ltd.*	103,800	324,854
China Telecom Corp. Ltd. (Class H Stock)	1,094,000	530,063
China Vanke Co. Ltd. (Class H Stock)	155,000	332,993
CITIC Ltd.	309,000	564,146
CNOOC Ltd.	564,000	580,710
Country Garden Holdings Co. Ltd.	523,000	189,489
Dalian Wanda Commercial Properties Co. Ltd. (Class H Stock)	55,700	321,104
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,022,000	1,282,675
Evergrande Real Estate Group Ltd.	463,000	264,573
Far East Horizon Ltd.	448,000	347,902
GOME Electrical Appliances Holding Ltd.	9,918,000	1,514,378

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,479,000	$2,009,832
Longfor Properties Co. Ltd.	153,000	193,728
New China Life Insurance Co. Ltd. (Class H Stock)	165,000	715,235
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	1,907,000	935,879
PICC Property & Casualty Co. Ltd. (Class H Stock)	890,000	1,743,237
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	105,000	524,683
Sihuan Pharmaceutical Holdings Group Ltd.(g)	493,000	139,268
Sino-Ocean Land Holdings Ltd.	226,000	123,679
Sinopharm Group Co. Ltd. (Class H Stock)	119,200	419,268
Sinotrans Ltd. (Class H Stock)	809,000	381,770
Tencent Holdings Ltd.	178,500	3,008,901
Weichai Power Co. Ltd. (Class H Stock)	712,000	666,138
Zhejiang Expressway Co. Ltd. (Class H Stock)	532,000	581,121
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	202,000	1,503,089

		37,303,705

Hong Kong — 0.8%
Nine Dragons Paper Holdings Ltd.	656,000	342,155
Shimao Property Holdings Ltd.	159,000	240,275
Sino Biopharmaceutical Ltd.	612,000	757,877

		1,340,307

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	94,958
OTP Bank PLC	10,241	197,689

		292,647

India — 7.3%
Dr. Reddy’s Laboratories Ltd., ADR(a)	47,364	3,027,033
ICICI Bank Ltd., ADR	5,808	48,671
Infosys Ltd., ADR(a)	202,422	3,864,236
Reliance Industries Ltd., GDR, 144A	31,202	811,810
State Bank of India, GDR, RegS	42,325	1,535,217
Tata Motors Ltd., ADR*	67,207	1,512,157
Wipro Ltd., ADR(a)	137,113	1,685,119

		12,484,243

Indonesia — 2.7%
Astra Agro Lestari Tbk PT	248,800	308,653
Bank Central Asia Tbk PT	227,900	191,339
Bank Mandiri Persero Tbk PT	131,400	71,278
Bank Negara Indonesia Persero Tbk PT	3,157,400	894,475
Bank Rakyat Indonesia Persero Tbk PT	1,117,900	661,904
Indocement Tunggal Prakarsa Tbk PT	143,000	161,019
Indofood Sukses Makmur Tbk PT	663,000	249,516
Matahari Department Store Tbk PT	178,200	196,824
Telekomunikasi Indonesia Persero Tbk PT	4,838,300	873,803
Unilever Indonesia Tbk PT	159,700	414,842
United Tractors Tbk PT	559,800	670,143

		4,693,796

Malaysia — 2.0%
AirAsia Bhd	662,200	193,137
AMMB Holdings Bhd	80,500	83,662

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Genting Malaysia Bhd	68,800	$65,011
IOI Corp. Bhd	196,000	181,402
Malayan Banking Bhd	90,100	175,772
MISC Bhd	234,200	469,986
Petronas Chemicals Group Bhd	449,200	628,178
Public Bank Bhd	19,800	78,951
Tenaga Nasional Bhd	486,500	1,330,596
UMW Holdings Bhd	131,500	224,849

		3,431,544

Mexico — 5.1%
America Movil SAB de CV (Class L Stock), ADR(a)	106,543	1,763,287
Arca Continental SAB de CV	124,100	698,870
Cemex SAB de CV, ADR*	57,431	401,443
Fibra Uno Administracion SA de CV, REIT	245,600	507,184
Fomento Economico Mexicano SAB de CV, ADR	9,800	874,650
Gruma SAB de CV (Class B Stock)	112,000	1,540,382
Grupo Televisa SAB, ADR	22,705	590,784
OHL Mexico SAB de CV*	230,200	296,858
Wal-Mart de Mexico SAB de CV	866,100	2,136,956

		8,810,414

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR(a)	13,600	81,056
Credicorp Ltd.	3,151	335,140
Southern Copper Corp.(a)	12,100	323,312

		739,508

Poland — 2.1%
CCC SA	3,833	165,568
Energa SA	133,002	590,294
Eurocash SA	25,774	303,545
PGE Polska Grupa Energetyczna SA	348,325	1,237,631
Polski Koncern Naftowy Orlen SA	31,490	549,808
Polskie Gornictwo Naftowe I Gazownictwo SA	418,299	719,074

		3,565,920

Russia — 2.8%
Gazprom PAO, ADR	272,138	1,104,880
Lukoil PJSC, ADR	27,107	923,264
Mobile Telesystems PJSC, ADR	65,849	475,430
NovaTek OAO, GDR, RegS	4,316	397,288
Rosneft Oil Co., GDR, RegS	84,131	312,235
Severstal PAO, GDR, RegS	17,647	188,290
Sistema JSFC, GDR, RegS	141,580	971,603
Surgutneftegas OAO, ADR	92,058	466,734

		4,839,724

South Africa — 7.7%
Barclays Africa Group Ltd.	8,011	98,501
Brait SE*	11,634	118,201
Capitec Bank Holdings Ltd.	6,313	228,480
Foschini Group Ltd. (The)	167,524	1,701,263
Growthpoint Properties Ltd., REIT	238,568	442,019
Hyprop Investments Ltd., UTS, REIT	22,604	196,885
Imperial Holdings Ltd.	3,842	47,107
Investec Ltd.	140,488	1,075,237
Life Healthcare Group Holdings Ltd.	83,421	214,598
MMI Holdings Ltd.	22,903	39,408

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Mondi Ltd.	25,264	$529,719
Naspers Ltd. (Class N Stock)	18,079	2,265,790
Netcare Ltd.	402,117	1,055,839
Pick’n Pay Stores Ltd.	46,905	224,981
Rand Merchant Insurance Holdings Ltd.	75,889	227,252
Redefine Properties Ltd., REIT	195,025	164,848
Remgro Ltd.	30,281	552,288
Resilient Property Income Fund Ltd., REIT	26,045	218,251
RMB Holdings Ltd.	298,132	1,421,349
Sasol Ltd.	13,200	369,768
Shoprite Holdings Ltd.	13,579	154,215
SPAR Group Ltd. (The)	16,303	218,107
Telkom SA SOC Ltd.	249,454	1,199,346
Tiger Brands Ltd.	8,893	195,807
Truworths International Ltd.	60,337	370,771

		13,330,030

South Korea — 14.2%
Amorepacific Corp.	3,294	1,073,411
AMOREPACIFIC Group	1,500	207,160
Celltrion, Inc.*	9,325	537,024
CJ CheilJedang Corp.	405	130,498
Coway Co. Ltd.	3,201	226,507
Daewoo Securities Co. Ltd.	15,284	154,851
DGB Financial Group, Inc.	8,214	73,045
Dongbu Insurance Co. Ltd.	6,602	342,405
Hana Financial Group, Inc.	17,275	385,965
Hanwha Corp.	48,681	1,603,421
Hanwha Life Insurance Co. Ltd.	111,488	767,520
Hyosung Corp.	5,044	481,816
Hyundai Development Co-Engineering & Construction	6,811	314,520
Hyundai Wia Corp.	2,375	259,539
KB Financial Group, Inc.	2,636	78,354
Korea Electric Power Corp.	1,866	76,933
Korean Air Lines Co. Ltd.*	33,919	899,003
LG Chem Ltd.	3,090	749,011
LG Display Co. Ltd.	27,198	519,237
Lotte Chemical Corp.	8,101	1,856,406
Mirae Asset Securities Co. Ltd.	26,547	628,260
NCSoft Corp.	7,890	1,261,476
Orion Corp.	831	661,757
Samsung C&T Corp.*	3,812	474,136
Samsung Card Co. Ltd.	9,436	288,946
Samsung Electronics Co. Ltd.	5,556	5,330,725
Samsung Securities Co. Ltd.	4,691	181,061
Shinsegae Co. Ltd.	6,702	1,341,975
SK Holdings Co. Ltd.	348	71,882
SK Hynix, Inc.	51,715	1,474,939
SK Innovation Co. Ltd.*	7,677	639,404
S-Oil Corp.	11,664	620,665
Woori Bank	88,171	700,727

		24,412,579

Taiwan — 11.6%
AU Optronics Corp.	893,000	264,387
Chicony Electronics Co. Ltd.	112,822	260,818
China Airlines Ltd.*	1,328,000	455,286
China Development Financial Holding Corp.	1,432,000	386,306
China Life Insurance Co. Ltd.	1,386,700	1,056,325
Compal Electronics, Inc.	1,048,000	595,300

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
CTBC Financial Holding Co. Ltd.	548,108	$283,334
Eclat Textile Co. Ltd.	4,000	63,515
Eva Airways Corp.*	1,578,000	885,287
Far EasTone Telecommunications Co. Ltd.	434,000	936,003
Feng TAY Enterprise Co. Ltd.	61,000	380,187
Foxconn Technology Co. Ltd.	31,310	89,994
Fubon Financial Holding Co. Ltd.	1,497,000	2,343,465
Hon Hai Precision Industry Co. Ltd.	1,132,017	2,957,339
Innolux Corp.	3,481,000	1,090,196
Inotera Memories, Inc.*	811,000	509,833
Inventec Corp.	210,000	100,060
Kinsus Interconnect Technology Corp.	49,000	94,297
Largan Precision Co. Ltd.	11,000	858,494
Pegatron Corp.	273,000	668,111
POU Chen Corp.	202,000	303,870
Powertech Technology, Inc.	541,000	980,046
President Chain Store Corp.	101,000	629,905
Realtek Semiconductor Corp.	57,000	97,041
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	141,624	2,938,698
Wan Hai Lines Ltd.	623,000	394,439
Yuanta Financial Holding Co. Ltd.	708,970	263,613

		19,886,149

Thailand — 2.2%
Bangkok Bank PCL, NVDR	112,500	496,988
Bumrungrad Hospital PCL, NVDR	36,900	219,971
Delta Electronics Thailand PCL, NVDR	200,200	486,042
Kasikornbank PCL, NVDR	76,200	359,935
Krung Thai Bank PCL, NVDR	704,700	332,660
PTT Global Chemical PCl, NVDR	680,800	1,011,385
PTT PCL, NVDR	10,200	67,736
Thai Union Group PCL, NVDR	1,649,800	837,873

		3,812,590

Turkey — 2.1%
Eregli Demir ve Celik Fabrikalari TAS	713,285	880,492
TAV Havalimanlari Holding A/S	181,464	1,425,898
Tofas Turk Otomobil Fabrikasi A/S	40,494	240,388
Turk Hava Yollari AO*	199,674	526,802
Turk Telekomunikasyon A/S	56,632	111,775
Turkiye Garanti Bankasi A/S	83,542	194,418
Turkiye Is Bankasi (Class C Stock)	28,593	44,575
Turkiye Sise ve Cam Fabrikalari A/S	178,018	168,978

		3,593,326

TOTAL COMMON STOCKS (cost $177,107,068)		152,729,818

	Shares	Value
PREFERRED STOCKS — 1.0%
Brazil
Cia Energetica de Sao Paulo (PRFC B)	91,900	$352,115
Itau Unibanco Holding SA, (PRFC) ADR	95,865	634,628
Itausa - Investimentos Itau SA (PRFC)	117,600	211,796
Petroleo Brasileiro SA (PRFC)*	282,300	514,114

TOTAL PREFERRED STOCKS (cost $4,019,449)		1,712,653

	Units
RIGHTS(l)* — 0.1%
South Korea — 0.1%
Mirae Asset Securities Co. Ltd., expiring 11/05/15* (cost $0)	23,127	101,487

TOTAL LONG-TERM INVESTMENTS (cost $181,126,517)		154,543,958

SHORT-TERM INVESTMENT — 15.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,010,352; includes $10,875,236 of cash collateral for securities on loan)(b)(v)(w)	26,010,352	26,010,352

TOTAL INVESTMENTS — 105.0% (cost $207,136,869)		180,554,310

Liabilities in excess of other assets(x) — (5.0)%		(8,562,722)

NET ASSETS — 100.0%		$171,991,588

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,940,952; cash collateral of $10,875,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(v)	Includes an amount of $952,401 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
84	BIST National 30 Index	Oct. 2015	$251,322	$255,442	$4,120
119	FTSE Bursa Malaysia KLCI Index	Oct. 2015	2,141,846	2,169,112	27,266
93	Hang Seng China Enterprises Index	Oct. 2015	5,696,727	5,626,164	(70,563)
38	KOSPI 200 Index	Dec. 2015	3,706,180	3,789,420	83,240
267	SET50 Index	Dec. 2015	1,276,227	1,256,912	(19,315)
54	SGX MSCI Singapore Index	Oct. 2015	2,378,813	2,371,667	(7,146)

					17,602

Short Positions:
216	FTSE/JSE Top 40 Index	Dec. 2015	6,861,767	7,059,725	(197,958)
18	MEX Bolsa Index	Dec. 2015	456,370	454,012	2,358
336	SGX CNX Nifty Index	Oct. 2015	5,289,390	5,359,872	(70,482)

					(266,082)

					$(248,480)

(1)	Cash of $2,103,703 has been segregated with Barclays Bank to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/16/15	Citigroup Global Markets	BRL	5,850	$1,417,658	$1,435,720	$18,062
Expiring 12/16/15	Citigroup Global Markets	BRL	2,600	703,754	638,097	(65,657)
Expiring 12/16/15	Citigroup Global Markets	BRL	1,450	354,822	355,862	1,040

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/16/15	Citigroup Global Markets	BRL	1,300	$344,173	$319,049	$(25,124)
Expiring 12/16/15	Citigroup Global Markets	BRL	250	58,918	61,355	2,437
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	7,159	1,801,006	1,756,977	(44,029)
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	5,850	1,417,658	1,435,720	18,062
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	2,600	703,754	638,097	(65,657)
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	1,450	354,822	355,862	1,040
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	1,300	344,173	319,049	(25,124)
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	250	58,918	61,356	2,438
Chilean Peso,
Expiring 12/16/15	Citigroup Global Markets	CLP	1,290,000	1,856,328	1,839,779	(16,549)
Expiring 12/16/15	Citigroup Global Markets	CLP	999,088	1,428,501	1,424,884	(3,617)
Expiring 12/16/15	Citigroup Global Markets	CLP	80,000	114,597	114,094	(503)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CLP	1,290,000	1,856,328	1,839,779	(16,549)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CLP	999,088	1,428,484	1,424,884	(3,600)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CLP	193,780	277,721	276,366	(1,355)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CLP	80,000	114,597	114,094	(503)
Colombian Peso,
Expiring 12/16/15	Citigroup Global Markets	COP	1,750,000	559,368	561,521	2,153
Expiring 12/16/15	Citigroup Global Markets	COP	1,200,000	386,516	385,043	(1,473)
Expiring 12/16/15	Citigroup Global Markets	COP	800,000	256,412	256,695	283
Expiring 12/16/15	Citigroup Global Markets	COP	700,000	227,533	224,609	(2,924)
Expiring 12/16/15	Citigroup Global Markets	COP	600,000	193,737	192,521	(1,216)
Expiring 12/16/15	Citigroup Global Markets	COP	550,000	177,822	176,478	(1,344)
Expiring 12/16/15	Citigroup Global Markets	COP	550,000	182,362	176,478	(5,884)
Expiring 12/16/15	Citigroup Global Markets	COP	500,000	160,695	160,434	(261)
Expiring 12/16/15	Citigroup Global Markets	COP	500,000	160,799	160,435	(364)
Expiring 12/16/15	Citigroup Global Markets	COP	500,000	165,405	160,434	(4,971)
Expiring 12/16/15	Citigroup Global Markets	COP	450,000	142,248	144,391	2,143
Expiring 12/16/15	Citigroup Global Markets	COP	300,000	94,311	96,261	1,950
Expiring 12/16/15	Citigroup Global Markets	COP	200,000	63,695	64,174	479
Expiring 12/16/15	Citigroup Global Markets	COP	200,000	64,725	64,173	(552)
Expiring 12/16/15	Citigroup Global Markets	COP	150,000	49,213	48,130	(1,083)
Expiring 12/16/15	Citigroup Global Markets	COP	100,000	31,776	32,087	311
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	1,750,000	559,368	561,521	2,153
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	1,200,000	377,953	385,043	7,090
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	1,200,000	385,551	385,043	(508)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	800,000	256,412	256,695	283
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	700,000	227,533	224,609	(2,924)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	600,000	193,737	192,521	(1,216)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	550,000	177,822	176,478	(1,344)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	550,000	182,362	176,478	(5,884)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	500,000	160,695	160,434	(261)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	500,000	160,799	160,435	(364)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	500,000	165,405	160,434	(4,971)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	450,000	142,248	144,391	2,143
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	300,000	94,311	96,261	1,950
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	200,000	63,695	64,174	479
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	200,000	64,725	64,173	(552)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	150,000	49,213	48,130	(1,083)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	100,000	31,776	32,087	311
Czech Koruna,
Expiring 12/16/15	Citigroup Global Markets	CZK	14,506	603,963	597,674	(6,289)
Expiring 12/16/15	Citigroup Global Markets	CZK	11,708	488,473	482,380	(6,093)
Expiring 12/16/15	Citigroup Global Markets	CZK	10,474	435,338	431,558	(3,780)
Expiring 12/16/15	Citigroup Global Markets	CZK	10,428	434,857	429,650	(5,207)
Expiring 12/16/15	Citigroup Global Markets	CZK	7,100	297,144	292,534	(4,610)
Expiring 12/16/15	Citigroup Global Markets	CZK	3,934	163,420	162,102	(1,318)
Expiring 12/16/15	Citigroup Global Markets	CZK	2,500	104,850	103,005	(1,845)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 12/16/15	Citigroup Global Markets	CZK	2,150	$89,533	$88,584	$(949)
Expiring 12/16/15	Citigroup Global Markets	CZK	1,500	62,569	61,803	(766)
Expiring 12/16/15	Citigroup Global Markets	CZK	1,050	43,392	43,262	(130)
Expiring 12/16/15	Citigroup Global Markets	CZK	800	33,283	32,962	(321)
Expiring 12/16/15	Citigroup Global Markets	CZK	350	14,801	14,420	(381)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	14,506	603,965	597,675	(6,290)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	11,708	488,474	482,380	(6,094)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	10,474	435,338	431,557	(3,781)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	10,428	434,858	429,650	(5,208)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	7,100	296,753	292,535	(4,218)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	3,934	163,420	162,102	(1,318)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	2,500	104,566	103,005	(1,561)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	2,150	89,424	88,585	(839)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	1,500	62,622	61,803	(819)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	1,050	43,392	43,262	(130)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	800	33,231	32,962	(269)
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	350	14,816	14,420	(396)
Hong Kong Dollar,
Expiring 12/16/15	Citigroup Global Markets	HKD	5,672	731,657	731,812	155
Expiring 12/16/15	Citigroup Global Markets	HKD	4,802	619,602	619,597	(5)
Expiring 12/16/15	Citigroup Global Markets	HKD	2,500	322,506	322,563	57
Expiring 12/16/15	Citigroup Global Markets	HKD	1,900	245,199	245,148	(51)
Expiring 12/16/15	Citigroup Global Markets	HKD	1,700	219,359	219,342	(17)
Expiring 12/16/15	Citigroup Global Markets	HKD	1,450	187,094	187,087	(7)
Expiring 12/16/15	Citigroup Global Markets	HKD	1,350	174,223	174,184	(39)
Expiring 12/16/15	Citigroup Global Markets	HKD	800	103,241	103,220	(21)
Expiring 12/16/15	Citigroup Global Markets	HKD	700	90,334	90,318	(16)
Expiring 12/16/15	Citigroup Global Markets	HKD	300	38,710	38,708	(2)
Expiring 12/16/15	Citigroup Global Markets	HKD	250	32,259	32,256	(3)
Expiring 12/16/15	Citigroup Global Markets	HKD	150	19,357	19,354	(3)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	38,399	4,954,243	4,954,437	194
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	5,672	731,657	731,812	155
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	4,802	619,602	619,597	(5)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	2,500	322,492	322,563	71
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,900	245,169	245,148	(21)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,700	219,336	219,343	7
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,450	187,088	187,086	(2)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,350	174,158	174,184	26
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	800	103,231	103,220	(11)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	700	90,322	90,317	(5)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	300	38,707	38,707	—
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	250	32,253	32,256	3
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	150	19,355	19,354	(1)
Hungarian Forint,
Expiring 12/16/15	Citigroup Global Markets	HUF	772,816	2,764,510	2,754,282	(10,228)
Expiring 12/16/15	Citigroup Global Markets	HUF	430,685	1,538,659	1,534,941	(3,718)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HUF	772,816	2,764,515	2,754,282	(10,233)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HUF	430,685	1,538,663	1,534,942	(3,721)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HUF	59,285	210,906	211,290	384
Indian Rupee,
Expiring 12/16/15	Citigroup Global Markets	INR	75,479	1,116,060	1,133,699	17,639
Expiring 12/16/15	Citigroup Global Markets	INR	75,056	1,113,273	1,127,357	14,084
Expiring 12/16/15	Citigroup Global Markets	INR	38,035	559,673	571,293	11,620
Expiring 12/16/15	Citigroup Global Markets	INR	37,688	557,149	566,084	8,935
Expiring 12/16/15	Citigroup Global Markets	INR	37,644	558,189	565,418	7,229
Expiring 12/16/15	Citigroup Global Markets	INR	28,419	421,360	426,849	5,489
Expiring 12/16/15	Citigroup Global Markets	INR	27,000	400,477	405,543	5,066
Expiring 12/16/15	Citigroup Global Markets	INR	22,000	328,511	330,443	1,932

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/16/15	Citigroup Global Markets	INR	2,500	$37,598	$37,550	$(48)
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	103,095	1,522,821	1,548,500	25,679
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	75,479	1,116,060	1,133,699	17,639
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	75,233	1,115,733	1,130,016	14,283
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	75,233	1,115,733	1,130,016	14,283
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	75,056	1,113,273	1,127,357	14,084
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	38,035	559,673	571,293	11,620
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	37,688	557,152	566,083	8,931
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	37,644	558,189	565,418	7,229
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	28,419	421,360	426,849	5,489
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	27,000	400,477	405,543	5,066
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	22,000	328,511	330,443	1,932
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	2,500	37,598	37,550	(48)
Indonesian Rupiah,
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	1,500,000	100,806	99,115	(1,691)
Israeli Shekel,
Expiring 12/16/15	Citigroup Global Markets	ILS	12,750	3,234,913	3,253,751	18,838
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	12,750	3,234,945	3,253,750	18,805
Malaysian Ringgit,
Expiring 12/16/15	Citigroup Global Markets	MYR	6,468	1,555,565	1,464,072	(91,493)
Expiring 12/16/15	Citigroup Global Markets	MYR	227	52,425	51,383	(1,042)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	8,232	1,907,764	1,863,364	(44,400)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	6,468	1,555,565	1,464,072	(91,493)
Mexican Peso,
Expiring 12/16/15	Citigroup Global Markets	MXN	4,100	236,707	241,012	4,305
Expiring 12/16/15	Citigroup Global Markets	MXN	3,650	212,472	214,560	2,088
Expiring 12/16/15	Citigroup Global Markets	MXN	1,400	82,739	82,297	(442)
Expiring 12/16/15	Citigroup Global Markets	MXN	1,250	73,420	73,479	59
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	25,946	1,521,641	1,525,197	3,556
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	20,500	1,208,508	1,205,062	(3,446)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	4,100	236,681	241,013	4,332
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	3,650	212,456	214,560	2,104
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	1,400	82,728	82,297	(431)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	1,250	73,410	73,480	70
New Taiwanese Dollar,
Expiring 12/16/15	Citigroup Global Markets	TWD	4,500	138,186	136,729	(1,457)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TWD	103,839	3,185,245	3,155,072	(30,173)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TWD	4,500	138,184	136,729	(1,455)
Peruvian Nuevo Sol,
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	613	185,057	185,275	218
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,030	30,224	194
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,166	30,224	58
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,303	30,224	(79)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,395	30,224	(171)
Philippine Peso,
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	24,000	505,582	510,965	5,383
Polish Zloty,
Expiring 12/16/15	Citigroup Global Markets	PLN	8,124	2,131,687	2,132,923	1,236
Expiring 12/16/15	Citigroup Global Markets	PLN	3,921	1,036,333	1,029,437	(6,896)
Expiring 12/16/15	Citigroup Global Markets	PLN	3,130	829,040	821,804	(7,236)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	8,124	2,131,691	2,132,922	1,231
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	3,921	1,036,335	1,029,437	(6,898)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	3,130	829,042	821,804	(7,238)
Singapore Dollar,
Expiring 12/16/15	Citigroup Global Markets	SGD	1,115	786,017	781,459	(4,558)
Expiring 12/16/15	Citigroup Global Markets	SGD	875	616,852	613,253	(3,599)
Expiring 12/16/15	Citigroup Global Markets	SGD	785	551,968	550,175	(1,793)
Expiring 12/16/15	Citigroup Global Markets	SGD	420	296,694	294,361	(2,333)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/16/15	Citigroup Global Markets	SGD	400	$284,105	$280,344	$(3,761)
Expiring 12/16/15	Citigroup Global Markets	SGD	225	160,387	157,694	(2,693)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	1,115	785,925	781,459	(4,466)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	875	616,636	613,253	(3,383)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	785	551,994	550,176	(1,818)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	690	485,276	483,593	(1,683)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	450	314,891	315,387	496
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	420	296,700	294,361	(2,339)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	400	284,255	280,344	(3,911)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	225	160,407	157,694	(2,713)
South African Rand,
Expiring 12/17/15	Citigroup Global Markets	ZAR	16,272	1,175,504	1,157,673	(17,831)
Expiring 12/17/15	Citigroup Global Markets	ZAR	14,875	1,071,427	1,058,224	(13,203)
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	26,125	1,849,923	1,858,616	8,693
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	16,272	1,175,504	1,157,673	(17,831)
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	14,875	1,071,427	1,058,224	(13,203)
South Korean Won,
Expiring 12/16/15	Citigroup Global Markets	KRW	1,275,000	1,068,301	1,073,017	4,716
Expiring 12/16/15	Citigroup Global Markets	KRW	1,185,000	998,985	997,275	(1,710)
Expiring 12/16/15	Citigroup Global Markets	KRW	1,185,000	998,986	997,275	(1,711)
Expiring 12/16/15	Citigroup Global Markets	KRW	640,000	543,102	538,612	(4,490)
Expiring 12/16/15	Citigroup Global Markets	KRW	635,000	538,482	534,404	(4,078)
Expiring 12/16/15	Citigroup Global Markets	KRW	570,000	480,096	479,702	(394)
Expiring 12/16/15	Citigroup Global Markets	KRW	445,000	375,759	374,503	(1,256)
Expiring 12/16/15	Citigroup Global Markets	KRW	375,000	316,163	315,594	(569)
Expiring 12/16/15	Citigroup Global Markets	KRW	335,000	281,302	281,930	628
Expiring 12/16/15	Citigroup Global Markets	KRW	295,000	245,835	248,267	2,432
Expiring 12/16/15	Citigroup Global Markets	KRW	200,000	167,407	168,316	909
Expiring 12/16/15	Citigroup Global Markets	KRW	190,000	161,209	159,900	(1,309)
Expiring 12/16/15	Citigroup Global Markets	KRW	50,000	41,992	42,079	87
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	2,588,243	2,156,869	2,178,219	21,350
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	1,275,000	1,068,301	1,073,017	4,716
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	640,000	543,102	538,612	(4,490)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	635,000	538,481	534,404	(4,077)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	570,000	480,096	479,702	(394)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	445,000	375,759	374,503	(1,256)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	375,000	316,162	315,593	(569)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	335,000	281,300	281,930	630
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	295,000	245,835	248,267	2,432
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	200,000	167,405	168,316	911
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	190,000	161,209	159,900	(1,309)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	50,000	41,992	42,079	87
Thai Baht,
Expiring 12/16/15	Citigroup Global Markets	THB	2,000	55,341	54,946	(395)
Expiring 12/16/15	Citigroup Global Markets	THB	1,500	41,175	41,209	34
Expiring 12/16/15	Citigroup Global Markets	THB	1,000	27,564	27,473	(91)
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,631	13,736	105
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,639	13,736	97
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,793	13,736	(57)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	15,416	422,982	423,507	525
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	15,416	422,982	423,506	524
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	3,000	82,463	82,418	(45)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	2,000	55,341	54,946	(395)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,500	41,175	41,209	34
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,322	27,472	150
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,466	27,473	7
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,564	27,473	(91)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,617	27,473	(144)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	$13,631	$13,736	$105
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	13,639	13,736	97
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	13,793	13,736	(57)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	13,808	13,736	(72)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	13,808	13,736	(72)
Turkish Lira,
Expiring 12/16/15	Citigroup Global Markets	TRY	5,365	1,766,972	1,730,467	(36,505)
Expiring 12/16/15	Citigroup Global Markets	TRY	4,211	1,373,537	1,358,164	(15,373)
Expiring 12/16/15	Citigroup Global Markets	TRY	3,737	1,201,512	1,205,339	3,827
Expiring 12/16/15	Citigroup Global Markets	TRY	3,625	1,202,474	1,169,184	(33,290)
Expiring 12/16/15	Citigroup Global Markets	TRY	3,359	1,078,313	1,083,478	5,165
Expiring 12/16/15	Citigroup Global Markets	TRY	2,700	861,404	870,878	9,474
Expiring 12/16/15	Citigroup Global Markets	TRY	2,637	858,428	850,507	(7,921)
Expiring 12/16/15	Citigroup Global Markets	TRY	1,050	337,709	338,675	966
Expiring 12/16/15	Citigroup Global Markets	TRY	850	276,969	274,166	(2,803)
Expiring 12/16/15	Citigroup Global Markets	TRY	250	79,453	80,637	1,184
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	5,365	1,766,976	1,730,468	(36,508)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	4,211	1,373,540	1,358,164	(15,376)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	3,737	1,201,510	1,205,340	3,830
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	3,625	1,202,477	1,169,184	(33,293)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	3,359	1,078,315	1,083,478	5,163
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	2,700	861,766	870,878	9,112
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	2,637	858,430	850,508	(7,922)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	1,527	492,138	492,530	392
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	1,300	426,670	419,311	(7,359)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	1,050	337,727	338,675	948
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	850	276,934	274,165	(2,769)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	250	79,445	80,637	1,192

				$133,007,669	$132,401,680	(605,989)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/16/15	Citigroup Global Markets	BRL	18,574	$4,886,153	$4,558,472	$327,681
Expiring 12/16/15	Citigroup Global Markets	BRL	3,250	828,953	797,622	31,331
Expiring 12/16/15	Citigroup Global Markets	BRL	2,800	700,667	687,182	13,485
Expiring 12/16/15	Citigroup Global Markets	BRL	2,100	495,865	515,387	(19,522)
Expiring 12/16/15	Citigroup Global Markets	BRL	1,800	450,328	441,760	8,568
Expiring 12/16/15	Citigroup Global Markets	BRL	1,600	400,749	392,676	8,073
Expiring 12/16/15	Citigroup Global Markets	BRL	1,050	265,409	257,694	7,715
Expiring 12/16/15	Citigroup Global Markets	BRL	900	228,486	220,880	7,606
Expiring 12/16/15	Citigroup Global Markets	BRL	100	25,562	24,542	1,020
Expiring 12/16/15	Citigroup Global Markets	BRL	50	12,264	12,271	(7)
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	18,574	4,886,153	4,558,472	327,681
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	3,250	828,958	797,622	31,336
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	2,800	700,670	687,182	13,488
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	2,200	551,102	539,929	11,173
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	2,100	495,865	515,387	(19,522)
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	1,800	450,328	441,760	8,568
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	1,600	400,749	392,676	8,073
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	1,050	265,409	257,694	7,715
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	900	228,775	220,880	7,895
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	900	228,486	220,880	7,606
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	128	32,421	31,414	1,007
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	100	25,562	24,542	1,020

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/16/15	Credit Suisse First Boston Corp.	BRL	50	$12,264	$12,271	$(7)
Chilean Peso,
Expiring 12/16/15	Citigroup Global Markets	CLP	3,769	5,400	5,376	24
Expiring 12/16/15	Credit Suisse First Boston Corp.	CLP	600,000	860,832	855,711	5,121
Colombian Peso,
Expiring 12/16/15	Citigroup Global Markets	COP	7,711,534	2,506,877	2,474,391	32,486
Expiring 12/16/15	Citigroup Global Markets	COP	1,993,466	637,192	639,641	(2,449)
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	7,711,534	2,506,877	2,474,391	32,486
Expiring 12/16/15	Credit Suisse First Boston Corp.	COP	1,993,466	637,192	639,641	(2,449)
Czech Koruna,
Expiring 12/16/15	Credit Suisse First Boston Corp.	CZK	13,300	552,517	547,987	4,530
Hong Kong Dollar,
Expiring 12/16/15	Citigroup Global Markets	HKD	2,600	335,409	335,465	(56)
Expiring 12/16/15	Citigroup Global Markets	HKD	2,050	264,437	264,501	(64)
Expiring 12/16/15	Citigroup Global Markets	HKD	2,050	264,372	264,501	(129)
Expiring 12/16/15	Citigroup Global Markets	HKD	1,650	212,819	212,892	(73)
Expiring 12/16/15	Citigroup Global Markets	HKD	1,500	193,458	193,538	(80)
Expiring 12/16/15	Citigroup Global Markets	HKD	950	122,572	122,574	(2)
Expiring 12/16/15	Citigroup Global Markets	HKD	950	122,560	122,574	(14)
Expiring 12/16/15	Citigroup Global Markets	HKD	800	103,220	103,220	—
Expiring 12/16/15	Citigroup Global Markets	HKD	350	45,148	45,159	(11)
Expiring 12/16/15	Citigroup Global Markets	HKD	300	38,706	38,707	(1)
Expiring 12/16/15	Citigroup Global Markets	HKD	150	19,342	19,354	(12)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	40,000	5,159,868	5,161,006	(1,138)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	2,600	335,455	335,465	(10)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	2,050	264,465	264,502	(37)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	2,050	264,428	264,502	(74)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,650	212,871	212,891	(20)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	1,500	193,468	193,538	(70)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	950	122,578	122,574	4
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	950	122,574	122,574	—
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	800	103,221	103,220	1
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	350	45,157	45,159	(2)
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	300	38,709	38,707	2
Expiring 12/16/15	Credit Suisse First Boston Corp.	HKD	150	19,354	19,354	—
Hungarian Forint,
Expiring 12/16/15	Credit Suisse First Boston Corp.	HUF	281,000	1,002,069	1,001,472	597
Indian Rupee,
Expiring 12/16/15	Citigroup Global Markets	INR	108,000	1,598,106	1,622,174	(24,068)
Expiring 12/16/15	Citigroup Global Markets	INR	35,500	526,157	533,215	(7,058)
Expiring 12/16/15	Citigroup Global Markets	INR	12,000	177,935	180,242	(2,307)
Expiring 12/16/15	Citigroup Global Markets	INR	9,000	133,699	135,181	(1,482)
Expiring 12/16/15	Citigroup Global Markets	INR	3,937	58,266	59,135	(869)
Expiring 12/16/15	Citigroup Global Markets	INR	3,000	44,464	45,060	(596)
Expiring 12/16/15	Citigroup Global Markets	INR	3,000	44,464	45,060	(596)
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	158,000	2,329,009	2,373,180	(44,171)
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	35,500	526,157	533,215	(7,058)
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	12,000	177,935	180,242	(2,307)
Expiring 12/16/15	Credit Suisse First Boston Corp.	INR	9,000	133,699	135,181	(1,482)
Indonesian Rupiah,
Expiring 12/16/15	Citigroup Global Markets	IDR	5,562,445	380,206	367,550	12,656
Expiring 12/16/15	Citigroup Global Markets	IDR	4,447,983	302,068	293,910	8,158
Expiring 12/16/15	Citigroup Global Markets	IDR	4,208,403	284,638	278,079	6,559
Expiring 12/16/15	Citigroup Global Markets	IDR	2,804,892	190,032	185,339	4,693
Expiring 12/16/15	Citigroup Global Markets	IDR	2,784,378	190,189	183,984	6,205
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	5,562,445	380,206	367,550	12,656
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	5,500,000	367,034	363,424	3,610
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	4,447,983	302,068	293,910	8,158

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	4,208,403	$284,638	$278,079	$6,559
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	2,804,892	190,033	185,339	4,694
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	2,784,378	190,189	183,984	6,205
Expiring 12/16/15	Credit Suisse First Boston Corp.	IDR	2,661,504	177,670	175,864	1,806
Israeli Shekel,
Expiring 12/16/15	Citigroup Global Markets	ILS	2,000	512,821	510,393	2,428
Expiring 12/16/15	Citigroup Global Markets	ILS	1,500	382,699	382,795	(96)
Expiring 12/16/15	Citigroup Global Markets	ILS	1,150	292,343	293,475	(1,132)
Expiring 12/16/15	Citigroup Global Markets	ILS	800	203,985	204,157	(172)
Expiring 12/16/15	Citigroup Global Markets	ILS	750	193,423	191,397	2,026
Expiring 12/16/15	Citigroup Global Markets	ILS	700	178,190	178,637	(447)
Expiring 12/16/15	Citigroup Global Markets	ILS	550	139,914	140,358	(444)
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	1,500	382,779	382,794	(15)
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	1,150	292,437	293,475	(1,038)
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	800	204,010	204,157	(147)
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	750	193,449	191,397	2,052
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	700	178,191	178,638	(447)
Expiring 12/16/15	Credit Suisse First Boston Corp.	ILS	550	139,952	140,358	(406)
Malaysian Ringgit,
Expiring 12/16/15	Citigroup Global Markets	MYR	750	174,539	169,767	4,772
Expiring 12/16/15	Citigroup Global Markets	MYR	450	103,258	101,861	1,397
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	3,800	867,382	860,154	7,228
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	1,700	381,851	384,806	(2,955)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	1,100	247,080	248,992	(1,912)
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	750	174,539	169,767	4,772
Expiring 12/16/15	Credit Suisse First Boston Corp.	MYR	450	103,258	101,861	1,397
Mexican Peso,
Expiring 12/16/15	Citigroup Global Markets	MXN	74,695	4,401,045	4,390,853	10,192
Expiring 12/16/15	Citigroup Global Markets	MXN	67,983	4,005,086	3,996,290	8,796
Expiring 12/16/15	Citigroup Global Markets	MXN	22,900	1,355,819	1,346,142	9,677
Expiring 12/16/15	Citigroup Global Markets	MXN	21,300	1,261,344	1,252,088	9,256
Expiring 12/16/15	Citigroup Global Markets	MXN	13,750	809,742	808,273	1,469
Expiring 12/16/15	Citigroup Global Markets	MXN	7,550	447,542	443,815	3,727
Expiring 12/16/15	Citigroup Global Markets	MXN	5,500	325,041	323,310	1,731
Expiring 12/16/15	Citigroup Global Markets	MXN	2,450	145,216	144,020	1,196
Expiring 12/16/15	Citigroup Global Markets	MXN	2,050	121,238	120,506	732
Expiring 12/16/15	Citigroup Global Markets	MXN	500	30,004	29,391	613
Expiring 12/16/15	Citigroup Global Markets	MXN	500	29,461	29,392	69
Expiring 12/16/15	Citigroup Global Markets	MXN	400	23,972	23,513	459
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	74,695	4,401,036	4,390,853	10,183
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	67,983	4,005,078	3,996,290	8,788
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	22,900	1,355,771	1,346,142	9,629
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	21,300	1,261,388	1,252,089	9,299
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	13,750	809,736	808,274	1,462
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	7,550	447,337	443,815	3,522
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	5,500	325,059	323,309	1,750
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	2,450	145,214	144,019	1,195
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	2,050	121,241	120,506	735
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	660	39,026	38,797	229
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	500	30,001	29,392	609
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	500	29,462	29,392	70
Expiring 12/16/15	Credit Suisse First Boston Corp.	MXN	400	23,973	23,514	459
New Taiwanese Dollar,
Expiring 12/16/15	Citigroup Global Markets	TWD	23,610	724,667	717,358	7,309
Expiring 12/16/15	Credit Suisse First Boston Corp.	TWD	74,000	2,252,664	2,248,436	4,228
Expiring 12/16/15	Credit Suisse First Boston Corp.	TWD	23,610	724,658	717,357	7,301
Peruvian Nuevo Sol,
Expiring 12/16/15	Citigroup Global Markets	PEN	310	92,114	93,544	(1,430)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/16/15	Citigroup Global Markets	PEN	12	$3,580	$3,627	$(47)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	310	92,114	93,544	(1,430)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	300	89,392	90,673	(1,281)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,572	30,225	347
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,395	30,224	171
Expiring 12/16/15	Credit Suisse First Boston Corp.	PEN	100	30,120	30,224	(104)
Philippine Peso,
Expiring 12/16/15	Citigroup Global Markets	PHP	21,213	449,708	451,626	(1,918)
Expiring 12/16/15	Citigroup Global Markets	PHP	21,122	447,403	449,693	(2,290)
Expiring 12/16/15	Citigroup Global Markets	PHP	17,844	374,872	379,903	(5,031)
Expiring 12/16/15	Citigroup Global Markets	PHP	17,167	363,270	365,477	(2,207)
Expiring 12/16/15	Citigroup Global Markets	PHP	15,839	336,535	337,218	(683)
Expiring 12/16/15	Citigroup Global Markets	PHP	10,566	223,845	224,943	(1,098)
Expiring 12/16/15	Citigroup Global Markets	PHP	4,000	84,907	85,161	(254)
Expiring 12/16/15	Citigroup Global Markets	PHP	500	10,595	10,645	(50)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	21,213	449,708	451,626	(1,918)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	21,122	447,403	449,693	(2,290)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	17,844	374,872	379,903	(5,031)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	17,167	363,270	365,477	(2,207)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	15,839	336,535	337,218	(683)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	10,566	223,845	224,943	(1,098)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	4,000	84,907	85,161	(254)
Expiring 12/16/15	Credit Suisse First Boston Corp.	PHP	500	10,595	10,645	(50)
Polish Zloty,
Expiring 12/16/15	Citigroup Global Markets	PLN	2,150	571,008	564,478	6,530
Expiring 12/16/15	Citigroup Global Markets	PLN	1,250	331,062	328,185	2,877
Expiring 12/16/15	Citigroup Global Markets	PLN	750	197,901	196,911	990
Expiring 12/16/15	Citigroup Global Markets	PLN	650	171,771	170,656	1,115
Expiring 12/16/15	Citigroup Global Markets	PLN	400	107,008	105,020	1,988
Expiring 12/16/15	Citigroup Global Markets	PLN	50	13,135	13,127	8
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	4,300	1,134,252	1,128,956	5,296
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	2,150	570,958	564,478	6,480
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	1,250	331,078	328,185	2,893
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	1,000	264,200	262,548	1,652
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	750	197,912	196,911	1,001
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	650	171,775	170,656	1,119
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	400	107,000	105,019	1,981
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	74	19,447	19,429	18
Expiring 12/16/15	Credit Suisse First Boston Corp.	PLN	50	13,136	13,128	8
Singapore Dollar,
Expiring 12/16/15	Citigroup Global Markets	SGD	935	653,799	655,304	(1,505)
Expiring 12/16/15	Citigroup Global Markets	SGD	830	587,447	581,715	5,732
Expiring 12/16/15	Citigroup Global Markets	SGD	50	34,824	35,043	(219)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	935	653,852	655,304	(1,452)
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	830	587,448	581,714	5,734
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	370	259,716	259,318	398
Expiring 12/16/15	Credit Suisse First Boston Corp.	SGD	50	34,812	35,043	(231)
South African Rand,
Expiring 12/17/15	Citigroup Global Markets	ZAR	9,250	666,686	658,075	8,611
Expiring 12/17/15	Citigroup Global Markets	ZAR	8,050	603,839	572,703	31,136
Expiring 12/17/15	Citigroup Global Markets	ZAR	5,300	383,274	377,059	6,215
Expiring 12/17/15	Citigroup Global Markets	ZAR	4,800	344,153	341,487	2,666
Expiring 12/17/15	Citigroup Global Markets	ZAR	4,650	339,165	330,816	8,349
Expiring 12/17/15	Citigroup Global Markets	ZAR	4,400	312,873	313,030	(157)
Expiring 12/17/15	Citigroup Global Markets	ZAR	850	63,245	60,472	2,773
Expiring 12/17/15	Citigroup Global Markets	ZAR	450	32,431	32,015	416
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	24,300	1,731,115	1,728,780	2,335
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	9,250	666,777	658,074	8,703

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	8,050	$603,850	$572,703	$31,147
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	5,300	383,243	377,059	6,184
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	4,800	344,346	341,488	2,858
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	4,650	339,247	330,815	8,432
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	4,400	312,882	313,030	(148)
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	850	63,265	60,472	2,793
Expiring 12/17/15	Credit Suisse First Boston Corp.	ZAR	450	32,435	32,014	421
South Korean Won,
Expiring 12/16/15	Citigroup Global Markets	KRW	1,131,580	946,448	952,317	(5,869)
Expiring 12/16/15	Citigroup Global Markets	KRW	941,061	788,034	791,979	(3,945)
Expiring 12/16/15	Citigroup Global Markets	KRW	921,399	780,915	775,433	5,482
Expiring 12/16/15	Citigroup Global Markets	KRW	917,172	775,682	771,875	3,807
Expiring 12/16/15	Citigroup Global Markets	KRW	857,757	709,325	721,872	(12,547)
Expiring 12/16/15	Citigroup Global Markets	KRW	805,765	671,187	678,117	(6,930)
Expiring 12/16/15	Citigroup Global Markets	KRW	375,286	315,285	315,834	(549)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	2,770,000	2,298,564	2,331,182	(32,618)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	1,131,580	946,448	952,317	(5,869)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	941,061	788,034	791,979	(3,945)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	921,399	780,915	775,433	5,482
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	917,172	775,682	771,875	3,807
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	857,757	709,325	721,872	(12,547)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	805,765	671,187	678,117	(6,930)
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	736,399	620,880	619,740	1,140
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	736,399	620,880	619,740	1,140
Expiring 12/16/15	Credit Suisse First Boston Corp.	KRW	375,286	315,285	315,834	(549)
Thai Baht,
Expiring 12/16/15	Citigroup Global Markets	THB	2,000	55,226	54,946	280
Expiring 12/16/15	Citigroup Global Markets	THB	1,500	41,209	41,210	(1)
Expiring 12/16/15	Citigroup Global Markets	THB	1,000	27,685	27,472	213
Expiring 12/16/15	Citigroup Global Markets	THB	1,000	27,571	27,473	98
Expiring 12/16/15	Citigroup Global Markets	THB	1,000	27,450	27,473	(23)
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,736	13,736	—
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,736	13,736	—
Expiring 12/16/15	Citigroup Global Markets	THB	500	13,572	13,736	(164)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	19,000	520,548	521,983	(1,435)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	12,047	330,769	330,965	(196)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	2,000	55,225	54,945	280
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,500	41,209	41,210	(1)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,685	27,472	213
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,670	27,473	197
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,450	27,473	(23)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	1,000	27,285	27,473	(188)
Expiring 12/16/15	Credit Suisse First Boston Corp.	THB	500	13,572	13,736	(164)
Turkish Lira,
Expiring 12/16/15	Citigroup Global Markets	TRY	2,850	910,627	919,260	(8,633)
Expiring 12/16/15	Citigroup Global Markets	TRY	900	290,303	290,293	10
Expiring 12/16/15	Citigroup Global Markets	TRY	650	216,310	209,656	6,654
Expiring 12/16/15	Citigroup Global Markets	TRY	400	128,349	129,019	(670)
Expiring 12/16/15	Citigroup Global Markets	TRY	250	82,985	80,637	2,348
Expiring 12/16/15	Citigroup Global Markets	TRY	50	15,952	16,127	(175)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	6,500	2,091,195	2,096,558	(5,363)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	2,850	910,625	919,260	(8,635)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	900	290,302	290,293	9
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	750	242,091	241,911	180
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	750	242,090	241,910	180
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	650	216,305	209,656	6,649
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	400	128,348	129,019	(671)
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	300	95,754	96,764	(1,010)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	250	$82,967	$80,637	$2,330
Expiring 12/16/15	Credit Suisse First Boston Corp.	TRY	50	15,950	16,128	(178)

				$118,653,859	$117,616,823	1,037,036

						$431,047

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	10/10/15	HKD 4		Pay or receive amounts based on market value fluctuation of HSCEI China Index	$(42,750)	$—	$(42,750)
Goldman Sachs & Co.	11/10/15	ILS 5		Pay or receive amounts based on market value fluctuation of Tel Aviv 25 Index	(91,204)	—	(91,204)
Morgan Stanley	10/24/15	BRL — (r	)	Pay or receive amounts based on market value fluctuation of Bovespa Index	(90,774)	—	(90,774)
Morgan Stanley	10/28/15	TWD 7		Pay or receive amounts based on market value fluctuation of TAIEX Index	(17,864)	—	(17,864)
Morgan Stanley	12/20/15	KRW 7,500		Pay or receive amounts based on market value fluctuation of the KOSPI 200 Index	20,943	—	20,943
Morgan Stanley	12/28/18	PLN — (r	)	Pay or receive amounts based on market value fluctuation of WIG 20 Index	(4,049)	—	(4,049)

					$(225,698)	$—	$(225,698)

(r)	Less than $500 par.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$7,438,170	$—	$—
Chile	2,755,166	—	—
China	—	37,164,437	139,268
Hong Kong	—	1,340,307	—
Hungary	—	292,647	—
India	12,484,243	—	—
Indonesia	—	4,693,796	—
Malaysia	—	3,431,544	—
Mexico	8,810,414	—	—
Peru	739,508	—	—
Poland	—	3,565,920	—
Russia	4,839,724	—	—
South Africa	196,885	13,133,145	—
South Korea	767,520	23,645,059	—
Taiwan	2,938,698	16,947,451	—
Thailand	—	3,812,590	—
Turkey	—	3,593,326	—
Preferred Stocks
Brazil	1,712,653	—	—
Rights
South Korea	—	101,487	—
Affiliated Money Market Mutual Fund	26,010,352	—	—
Other Financial Instruments*
Futures	(248,480)	—	—
OTC Forward Foreign Currency Contracts	—	431,047	—
OTC Total Return Swaps	—	(225,698)	—

Total	$68,444,853	$111,927,058	$139,268

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$2,500,014	L1 to L2	Official Close to Model Price

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities on loan)	15.1%
Banks	11.5
Oil, Gas & Consumable Fuels	4.8
Insurance	4.7
Food Products	4.6
Wireless Telecommunication Services	4.5
Technology Hardware, Storage & Peripherals	4.1
Chemicals	4.0
Electronic Equipment, Instruments & Components	3.6
Semiconductors & Semiconductor Equipment	3.5
IT Services	3.2
Diversified Financial Services	2.7
Airlines	2.6
Pharmaceuticals	2.6
Electric Utilities	2.4
Food & Staples Retailing	2.2
Specialty Retail	2.1
Real Estate Management & Development	2.0
Automobiles	1.9
Textiles, Apparel & Luxury Goods	1.9
Internet Software & Services	1.8
Capital Markets	1.7

Media	1.7%
Diversified Telecommunication Services	1.6
Beverages	1.5
Transportation Infrastructure	1.5
Health Care Providers & Services	1.1
Construction & Engineering	1.0
Multiline Retail	0.9
Real Estate Investment Trusts (REITs)	0.9
Electrical Equipment	0.9
Metals & Mining	0.9
Machinery	0.8
Personal Products	0.8
Industrial Conglomerates	0.7
Software	0.7
Paper & Forest Products	0.5
Marine	0.5
Construction Materials	0.3
Household Products	0.2
Air Freight & Logistics	0.2
Independent Power & Renewable Electricity Producers	0.2
Consumer Finance	0.2
Auto Components	0.2
Household Durables	0.1
Commercial Services & Supplies	0.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 4.3%
Boeing Co. (The)	93,849	$12,289,527
General Dynamics Corp.	218,431	30,132,556
L-3 Communications Holdings, Inc.(a)	106,113	11,090,931
Lockheed Martin Corp.	22,181	4,598,343
Northrop Grumman Corp.	199,891	33,171,911
Raytheon Co.	150,030	16,392,278
Textron, Inc.	190,938	7,186,906
United Technologies Corp.	60,549	5,388,256

		120,250,708

Air Freight & Logistics — 0.3%
FedEx Corp.	56,837	8,183,391

Airlines — 3.2%
American Airlines Group, Inc.	240,113	9,323,588
Delta Air Lines, Inc.	722,218	32,405,922
Southwest Airlines Co.	1,226,963	46,673,672

		88,403,182

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)(a)	170,240	12,945,050
Goodyear Tire & Rubber Co. (The)	194,278	5,698,174

		18,643,224

Automobiles — 0.1%
General Motors Co.	139,456	4,186,469

Banks — 7.0%
Citigroup, Inc.	926,501	45,963,715
Comerica, Inc.	395,696	16,263,106
Fifth Third Bancorp	910,924	17,225,573
Huntington Bancshares, Inc.	52,925	561,005
JPMorgan Chase & Co.	270,654	16,501,774
KeyCorp	1,964,391	25,556,727
PNC Financial Services Group, Inc. (The)	310,300	27,678,760
Regions Financial Corp.	224,700	2,024,547
SunTrust Banks, Inc.	204,339	7,813,923
Wells Fargo & Co.	704,894	36,196,307

		195,785,437

Beverages — 2.4%
Coca-Cola Co. (The)	593,227	23,800,267
Dr. Pepper Snapple Group, Inc.	236,887	18,725,917
PepsiCo, Inc.	259,328	24,454,630

		66,980,814

Biotechnology — 4.7%
Amgen, Inc.	253,303	35,036,871
Biogen, Inc.*	88,112	25,711,963
Celgene Corp.*	185,619	20,078,407
Gilead Sciences, Inc.	483,014	47,427,145
Vertex Pharmaceuticals, Inc.*	22,614	2,355,022

		130,609,408

Building Products — 0.3%
Masco Corp.	355,377	8,948,393

Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	226,826	8,880,238
Goldman Sachs Group, Inc. (The)	62,252	10,816,908
Invesco Ltd.	100,093	3,125,904
Morgan Stanley	455,023	14,333,225

		37,156,275

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 1.4%
CF Industries Holdings, Inc.	65,168	$2,926,043
Dow Chemical Co. (The)	195,140	8,273,936
LyondellBasell Industries NV (Class A Stock)	237,947	19,835,262
Mosaic Co. (The)	289,801	9,015,709

		40,050,950

Commercial Services & Supplies — 0.1%
Cintas Corp.	32,574	2,793,221

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,137,804	29,867,355

Construction & Engineering
Jacobs Engineering Group, Inc.*	15,041	562,985

Consumer Finance — 1.3%
Capital One Financial Corp.	235,400	17,071,208
Discover Financial Services	307,471	15,985,417
Navient Corp.	284,543	3,198,263

		36,254,888

Containers & Packaging — 0.5%
Avery Dennison Corp.(a)	116,556	6,593,573
Owens-Illinois, Inc.*(a)	103,265	2,139,651
WestRock Co.	97,825	5,032,118

		13,765,342

Diversified Consumer Services — 0.2%
H&R Block, Inc.	120,797	4,372,851

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	40,176,240

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	89,680	2,921,774
Verizon Communications, Inc.	291,515	12,683,818

		15,605,592

Electric Utilities — 0.7%
Edison International	50,136	3,162,078
Entergy Corp.	35,142	2,287,744
Pinnacle West Capital Corp.	199,714	12,809,656

		18,259,478

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	43,500	2,263,740
Cameron International Corp.*	119,245	7,312,103
Ensco PLC (Class A Stock)	60,895	857,402
Schlumberger Ltd.	113,166	7,805,059

		18,238,304

Food & Staples Retailing — 3.1%
CVS Health Corp.	362,604	34,984,034
Kroger Co. (The)	561,139	20,240,284
Walgreens Boots Alliance, Inc.	9,756	810,724
Wal-Mart Stores, Inc.	492,605	31,940,508

		87,975,550

Food Products — 3.1%
Archer-Daniels-Midland Co.	858,809	35,597,633
ConAgra Foods, Inc.	165,917	6,721,298
Hormel Foods Corp.(a)	115,600	7,318,636
Kraft Heinz Co. (The)	96,506	6,811,393
Mead Johnson Nutrition Co.	106,056	7,466,342

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	541,923	$22,690,316

		86,605,618

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	12,699	510,754
Edwards Lifesciences Corp.*	164,100	23,330,097

		23,840,851

Health Care Providers & Services — 6.4%
Aetna, Inc.	361,413	39,542,196
AmerisourceBergen Corp.	223,848	21,263,322
Anthem, Inc.	198,300	27,762,000
Cardinal Health, Inc.	60,466	4,644,998
CIGNA Corp.	41,824	5,647,076
HCA Holdings, Inc.*	156,087	12,074,890
Humana, Inc.	18,880	3,379,520
McKesson Corp.	42,126	7,794,574
Quest Diagnostics, Inc.	35,529	2,183,968
UnitedHealth Group, Inc.	422,824	49,051,812
Universal Health Services, Inc. (Class B Stock)	47,907	5,979,273

		179,323,629

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	70,852	3,521,344
Darden Restaurants, Inc.	210,846	14,451,385
Starbucks Corp.	46,112	2,621,006
Starwood Hotels & Resorts Worldwide, Inc.	150,078	9,977,185
Wyndham Worldwide Corp.	24,172	1,737,967
Yum! Brands, Inc.	6,879	549,976

		32,858,863

Household Durables — 0.2%
Whirlpool Corp.	44,715	6,584,731

Household Products — 1.4%
Kimberly-Clark Corp.	129,362	14,105,632
Procter & Gamble Co. (The)	337,100	24,250,974

		38,356,606

Industrial Conglomerates — 0.6%
3M Co.	52,860	7,493,962
General Electric Co.	332,200	8,378,084

		15,872,046

Insurance — 4.6%
Aflac, Inc.	89,548	5,205,425
Allstate Corp. (The)	621,497	36,195,985
American International Group, Inc.	141,740	8,053,667
Assurant, Inc.	176,053	13,909,948
Chubb Corp. (The)	3,805	466,683
Hartford Financial Services Group, Inc. (The)	152,395	6,976,643
Lincoln National Corp.	300,895	14,280,477
MetLife, Inc.(a)	182,437	8,601,905
Travelers Cos., Inc. (The)	185,106	18,423,600
Unum Group	336,713	10,801,753
XL Group PLC (Ireland)	175,796	6,384,911

		129,300,997

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	43,283	22,156,135

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Netflix, Inc.*	48,371	$4,994,789

		27,150,924

Internet Software & Services — 2.6%
Akamai Technologies, Inc.*(a)	104,547	7,220,016
eBay, Inc.*	734,388	17,948,443
Facebook, Inc. (Class A Stock)*	27,106	2,436,829
Google, Inc. (Class A Stock)*	30,633	19,555,188
Google, Inc. (Class C Stock)*	43,418	26,416,380

		73,576,856

IT Services — 2.5%
Accenture PLC (Class A Stock)(a)	53,038	5,211,514
Automatic Data Processing, Inc.	46,700	3,752,812
Cognizant Technology Solutions Corp. (Class A Stock)*	147,845	9,256,575
Computer Sciences Corp.	73,041	4,483,257
Fidelity National Information Services, Inc.	195,978	13,146,204
Fiserv, Inc.*	49,597	4,295,596
International Business Machines Corp.	81,947	11,879,857
MasterCard, Inc. (Class A Stock)	68,800	6,200,256
PayPal Holdings, Inc.*	92,756	2,879,146
Total System Services, Inc.	14,691	667,412
Visa, Inc. (Class A Stock)	11,217	781,376
Xerox Corp.	730,074	7,103,620

		69,657,625

Leisure Products — 0.2%
Hasbro, Inc.	62,949	4,541,141

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	168,194	5,774,100
Waters Corp.*	11,688	1,381,638

		7,155,738

Machinery — 0.2%
Cummins, Inc.(a)	57,336	6,225,543

Media — 1.4%
Comcast Corp. (Class A Stock)	164,784	9,372,914
Interpublic Group of Cos., Inc. (The)	286,502	5,480,783
TEGNA, Inc.(a)	260,049	5,822,497
Time Warner Cable, Inc.	46,215	8,289,585
Viacom, Inc. (Class B Stock)(a)	235,643	10,167,995

		39,133,774

Multiline Retail — 0.9%
Dollar General Corp.	81,190	5,881,404
Macy’s, Inc.	154,429	7,925,296
Target Corp.(a)	154,542	12,156,274

		25,962,974

Multi-Utilities — 1.7%
Consolidated Edison, Inc.	54,827	3,665,185
DTE Energy Co.	102,106	8,206,259
PG&E Corp.	230,970	12,195,216
Public Service Enterprise Group, Inc.	591,776	24,949,276

		49,015,936

Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	40,084	3,161,826
Exxon Mobil Corp.	175,987	13,084,633
Marathon Oil Corp.(a)	105,012	1,617,185
Marathon Petroleum Corp.	705,184	32,671,175

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	150,942	$11,598,383
Tesoro Corp.	143,975	14,000,129
Valero Energy Corp.	651,138	39,133,394

		115,266,725

Paper & Forest Products — 0.4%
International Paper Co.	298,857	11,293,806

Pharmaceuticals — 7.3%
AbbVie, Inc.	62,815	3,417,764
Bristol-Myers Squibb Co.	232,458	13,761,514
Eli Lilly & Co.	101,003	8,452,941
Johnson & Johnson	508,548	47,472,956
Mallinckrodt PLC*	102,875	6,577,827
Merck & Co., Inc.	874,363	43,184,789
Pfizer, Inc.	2,048,722	64,350,358
Zoetis, Inc.	439,101	18,082,179

		205,300,328

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	44,329	4,654,545
Equifax, Inc.	41,724	4,054,738
Robert Half International, Inc.	64,216	3,285,291

		11,994,574

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	112,733	9,918,249
AvalonBay Communities, Inc.	35,151	6,145,098
Boston Properties, Inc.	19,900	2,356,160
Care Capital Properties, Inc.	13,950	459,373
Crown Castle International Corp.	89,423	7,052,792
Equity Residential	67,000	5,033,040
ProLogis, Inc.	92,700	3,606,030
Public Storage	38,514	8,150,718
Simon Property Group, Inc.	82,512	15,159,105
Ventas, Inc.	55,800	3,128,148
Welltower, Inc.	68,000	4,604,960

		65,613,673

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp. (Class A Stock)	89,683	4,612,397
Intel Corp.	584,706	17,623,039
NVIDIA Corp.	71,078	1,752,073
Texas Instruments, Inc.(a)	70,169	3,474,769
Xilinx, Inc.	227,548	9,648,035

		37,110,313

Software — 4.0%
CA, Inc.(a)	35,316	964,127
Citrix Systems, Inc.*	83,234	5,766,452
Electronic Arts, Inc.*	301,879	20,452,302
Intuit, Inc.	36,150	3,208,313
Microsoft Corp.	1,371,300	60,693,738
Oracle Corp.	415,230	14,998,108
Symantec Corp.	359,700	7,003,359

		113,086,399

Specialty Retail — 5.4%
Best Buy Co., Inc.	708,271	26,291,020
Gap, Inc. (The)	253,780	7,232,730
Home Depot, Inc. (The)(a)	280,000	32,337,200
L Brands, Inc.	124,102	11,185,313
Lowe’s Cos., Inc.	510,764	35,201,855

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	293,476	$14,224,782
Staples, Inc.	939,391	11,019,056
TJX Cos., Inc. (The)	166,700	11,905,714
Urban Outfitters, Inc.*(a)	65,177	1,914,900

		151,312,570

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	942,768	103,987,310
Hewlett-Packard Co.	658,072	16,853,224
NetApp, Inc.(a)	127,460	3,772,816
Western Digital Corp.	206,890	16,435,342

		141,048,692

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	28,093	812,730
Michael Kors Holdings Ltd.*	237,852	10,046,868
NIKE, Inc. (Class B Stock)	226,517	27,854,795
Ralph Lauren Corp.	102,617	12,125,225
VF Corp.	129,729	8,848,815

		59,688,433

Tobacco — 1.9%
Altria Group, Inc.	615,166	33,465,030
Philip Morris International, Inc.	236,500	18,761,545

		52,226,575

TOTAL LONG-TERM INVESTMENTS (cost $2,701,252,168)		2,766,175,997

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $116,242,300; includes $84,775,254 of cash collateral for securities on loan)(b)(w)	116,242,300	116,242,300

TOTAL INVESTMENTS — 102.8% (cost $2,817,494,468)		2,882,418,297
Liabilities in excess of other assets(x) — (2.8)%		(79,847,360)

NET ASSETS — 100.0%		$2,802,570,937

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,517,552; cash collateral of $84,775,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
105	S&P 500 E-Mini	Dec. 2015	$10,183,950	$10,020,675	$(163,275)

(1)	Cash of $483,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$120,250,708	$—	$—
Air Freight & Logistics	8,183,391	—	—
Airlines	88,403,182	—	—
Auto Components	18,643,224	—	—
Automobiles	4,186,469	—	—
Banks	195,785,437	—	—
Beverages	66,980,814	—	—
Biotechnology	130,609,408	—	—
Building Products	8,948,393	—	—
Capital Markets	37,156,275	—	—
Chemicals	40,050,950	—	—
Commercial Services & Supplies	2,793,221	—	—
Communications Equipment	29,867,355	—	—
Construction & Engineering	562,985	—	—
Consumer Finance	36,254,888	—	—
Containers & Packaging	13,765,342	—	—
Diversified Consumer Services	4,372,851	—	—
Diversified Financial Services	40,176,240	—	—
Diversified Telecommunication Services	15,605,592	—	—
Electric Utilities	18,259,478	—	—
Energy Equipment & Services	18,238,304	—	—
Food & Staples Retailing	87,975,550	—	—
Food Products	86,605,618	—	—
Health Care Equipment & Supplies	23,840,851	—	—
Health Care Providers & Services	179,323,629	—	—
Hotels, Restaurants & Leisure	32,858,863	—	—
Household Durables	6,584,731	—	—
Household Products	38,356,606	—	—
Industrial Conglomerates	15,872,046	—	—
Insurance	129,300,997	—	—
Internet & Catalog Retail	27,150,924	—	—
Internet Software & Services	73,576,856	—	—
IT Services	69,657,625	—	—
Leisure Products	4,541,141	—	—
Life Sciences Tools & Services	7,155,738	—	—
Machinery	6,225,543	—	—
Media	39,133,774	—	—
Multiline Retail	25,962,974	—	—
Multi-Utilities	49,015,936	—	—
Oil, Gas & Consumable Fuels	115,266,725	—	—
Paper & Forest Products	11,293,806	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$205,300,328	$—	$—
Professional Services	11,994,574	—	—
Real Estate Investment Trusts (REITs)	65,613,673	—	—
Semiconductors & Semiconductor Equipment	37,110,313	—	—
Software	113,086,399	—	—
Specialty Retail	151,312,570	—	—
Technology Hardware, Storage & Peripherals	141,048,692	—	—
Textiles, Apparel & Luxury Goods	59,688,433	—	—
Tobacco	52,226,575	—	—
Affiliated Money Market Mutual Fund	116,242,300	—	—
Other Financial Instruments*
Financial Futures Contracts	(163,275)	—	—

Total	$2,882,255,022	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contacts which are recorded at fair value.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.7%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	36,212,921	$366,112,632
AST AQR Emerging Markets Equity Portfolio*	1,187,743	10,036,430
AST AQR Large-Cap Portfolio*	74,611,339	955,025,139
AST BlackRock / Loomis Sayles Bond Portfolio*	12,032,260	151,847,116
AST BlackRock Low Duration Bond Portfolio*	9,306,422	97,065,981
AST Boston Partners Large-Cap Value Portfolio*	12,115,674	201,241,345
AST ClearBridge Dividend Growth Portfolio*	16,808,738	205,570,871
AST Goldman Sachs Global Income Portfolio*	24,124,980	243,903,545
AST Goldman Sachs Large-Cap Value Portfolio*	8,287,045	198,391,862
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,210,118	15,758,141
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	64,371,460
AST Goldman Sachs Strategic Income Portfolio*	15,634,102	149,931,040
AST Herndon Large-Cap Value Portfolio*	12,477,482	148,232,490
AST High Yield Portfolio*	24,449,795	202,444,301
AST International Growth Portfolio*	34,452,885	444,786,744
AST International Value Portfolio*	26,862,257	445,107,605
AST Jennison Large-Cap Growth Portfolio*	12,182,321	260,823,500
AST Large-Cap Value Portfolio*	9,758,988	198,400,225
AST Loomis Sayles Large-Cap Growth Portfolio*	9,610,660	310,136,009
AST Lord Abbett Core Fixed Income Portfolio*	12,693,701	152,451,349
AST MFS Growth Portfolio*	15,625,430	256,100,791
AST MFS Large-Cap Value Portfolio*	10,851,710	155,179,450
AST Mid-Cap Value Portfolio*	874,705	16,505,688
AST Money Market Portfolio*	50,820,154	50,820,154
AST Neuberger Berman Mid-Cap Growth Portfolio*	464,305	16,324,960
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	651,273	16,594,427
AST Parametric Emerging Markets Equity Portfolio*	1,195,713	8,645,006
AST Prudential Core Bond Portfolio*	86,629,721	977,183,254
AST QMA Emerging Markets Equity Portfolio*	762,871	6,156,369
AST QMA International Core Equity Portfolio*	22,915,963	223,430,636
AST QMA Large-Cap Portfolio*	73,032,754	946,504,493
AST Small-Cap Growth Opportunities Portfolio*	6,431,239	89,329,912
AST Small-Cap Growth Portfolio*	2,943,099	92,177,848
AST Small-Cap Value Portfolio*	6,345,059	125,885,974
AST T. Rowe Price Equity Income Portfolio*	8,466,114	98,714,890
AST T. Rowe Price Large-Cap Growth Portfolio*	9,014,117	202,637,355
AST T. Rowe Price Natural Resources Portfolio*	375,395	6,224,056
AST Templeton Global Bond Portfolio*	23,137	234,845
AST Wellington Global Bond Portfolio*	30,148,557	305,404,879

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	61,286,101	$701,112,991
AST Western Asset Emerging Markets Debt Portfolio*	4,935,375	45,948,344

TOTAL LONG-TERM INVESTMENTS (cost $8,221,995,033)(w)		9,162,754,107

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $966,468,453)(w)	966,468,453	966,468,453

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $32,970,355)
0.210%	03/03/16	33,000	32,996,304

TOTAL SHORT-TERM INVESTMENTS (cost $999,438,808)			999,464,757

TOTAL INVESTMENTS — 99.5% (cost $9,221,433,841)			10,162,218,864
Other assets in excess of liabilities(x) — 0.5%			48,682,745

NET ASSETS — 100.0%			$10,210,901,609

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,191	2 Year U.S. Treasury Notes	Dec. 2015	$260,887,373	$260,866,219	$(21,154)
2,336	10 Year U.S. Treasury Notes	Dec. 2015	300,524,061	300,723,500	199,439
200	CAC40 10 Euro	Oct. 2015	10,092,409	9,948,264	(144,145)
39	DAX Index	Dec. 2015	11,012,031	10,523,742	(488,289)
1,186	Euro STOXX 50	Dec. 2015	41,978,740	40,963,271	(1,015,469)
107	FTSE 100 Index	Dec. 2015	9,806,385	9,741,767	(64,618)
148	Russell 2000 Mini Index	Dec. 2015	17,080,680	16,219,320	(861,360)
2,285	S&P 500 E-Mini	Dec. 2015	222,096,288	218,068,975	(4,027,313)
140	S&P 500 Index	Dec. 2015	68,262,250	66,804,500	(1,457,750)
167	TOPIX Index	Dec. 2015	20,283,195	19,649,106	(634,089)

					$(8,514,748)

(1) U.S. Treasury securities with a combined market value of $32,996,304 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,162,754,107	$—	$—
U.S. Treasury Obligation	—	32,996,304	—
Affiliated Money Market Mutual Fund	966,468,453	—	—
Other Financial Instruments*
Financial Futures Contracts	(8,514,748)	—	—

Total	$10,120,707,812	$32,996,304	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Equity contracts	$(8,693,033)
Interest rate contracts	178,285

Total	$(8,514,748)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.4%
COMMON STOCKS — 20.4%
Aerospace & Defense — 0.5%
Honeywell International, Inc.	39,975	$3,785,233
Raytheon Co.	21,765	2,378,044
United Technologies Corp.	52,527	4,674,378

		10,837,655

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	153,511	4,252,739
FedEx Corp.	18,730	2,696,745

		6,949,484

Airlines — 0.2%
Southwest Airlines Co.	91,000	3,461,640
United Continental Holdings, Inc.*	24,200	1,283,810

		4,745,450

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	34,100	1,000,153
Lear Corp.	30,400	3,306,912

		4,307,065

Automobiles — 0.2%
Mazda Motor Corp. (Japan)	210,500	3,326,174

Banks — 3.1%
Bank Mandiri Persero Tbk PT (Indonesia)	3,775,200	2,047,855
Bank of America Corp.	309,186	4,817,118
Citigroup, Inc.	289,476	14,360,904
Citizens Financial Group, Inc.	208,789	4,981,706
HDFC Bank Ltd. (India)	216,705	3,540,110
ING Groep NV (Netherlands), CVA	347,662	4,914,266
JPMorgan Chase & Co.	227,337	13,860,736
KBC Groep NV (Belgium)	42,586	2,693,238
Lloyds Banking Group PLC (United Kingdom)	5,661,505	6,445,380
Societe Generale SA (France)	50,469	2,255,522
SunTrust Banks, Inc.	73,770	2,820,965
U.S. Bancorp	120,275	4,932,478

		67,670,278

Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	34,500	2,727,225
Molson Coors Brewing Co. (Class B Stock)	21,300	1,768,326

		4,495,551

Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc.*	11,659	1,823,351
Alkermes PLC*	48,985	2,873,950
Amgen, Inc.	26,100	3,610,152
Gilead Sciences, Inc.	13,900	1,364,841
Regeneron Pharmaceuticals, Inc.*	2,458	1,143,314

		10,815,608

Building Products — 0.2%
Masco Corp.	108,105	2,722,084
Owens Corning	25,800	1,081,278

		3,803,362

Capital Markets — 0.3%
American Capital Ltd.*	238,096	2,895,247
Goldman Sachs Group, Inc. (The)	21,950	3,814,032
Uranium Participation Corp. (Canada)*	8,500	31,529

		6,740,808

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 0.2%
Advanced Emissions Solutions, Inc.*	2,840	$18,744
Dow Chemical Co. (The)	37,400	1,585,760
Huntsman Corp.	45,139	437,397
Syngenta AG (Switzerland)	8,260	2,646,593

		4,688,494

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	164,598	1,708,527
Cisco Systems, Inc.	176,230	4,626,037

		6,334,564

Construction & Engineering — 0.1%
AECOM*(a)	78,500	2,159,535

Consumer Finance — 0.3%
Capital One Financial Corp.	67,184	4,872,184
Discover Financial Services	8,690	451,793
SLM Corp.*	201,600	1,491,840

		6,815,817

Containers & Packaging — 0.1%
Packaging Corp. of America	18,413	1,107,726

Diversified Consumer Services — 0.5%
H&R Block, Inc.	164,147	5,942,121
Service Corp. International	145,405	3,940,476

		9,882,597

Diversified Financial Services
Nasdaq, Inc.	10,700	570,631

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	713,895

Electronic Equipment, Instruments & Components
CDW Corp.	13,400	547,524
Zebra Technologies Corp. (Class A Stock)*	5,228	400,203

		947,727

Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc.(a)	56,600	838,246
Schlumberger Ltd.	53,800	3,710,586
Weatherford International PLC*	57,220	485,226

		5,034,058

Food & Staples Retailing — 0.3%
CVS Health Corp.	70,925	6,842,844
Kroger Co. (The)	6,660	240,226

		7,083,070

Food Products — 0.1%
Pilgrim’s Pride Corp.(a)	18,200	378,196
Tyson Foods, Inc. (Class A Stock)	26,600	1,146,460

		1,524,656

Health Care Equipment & Supplies
Medtronic PLC	3,100	207,514

Health Care Providers & Services — 1.5%
Aetna, Inc.	46,900	5,131,329
Centene Corp.*	36,400	1,973,972
CIGNA Corp.	71,570	9,663,381
Express Scripts Holding Co.*	7,800	631,488
Humana, Inc.	12,600	2,255,400
Laboratory Corp. of America Holdings*	20,260	2,197,602
McKesson Corp.	12,290	2,274,019

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	56,979	$6,610,134
Universal Health Services, Inc. (Class B Stock)	23,468	2,929,041

		33,666,366

Health Care Technology — 0.1%
Cerner Corp.*	47,225	2,831,611

Hotels, Restaurants & Leisure — 0.3%
Amaya Gaming Group, Inc. (Canada)*	18,376	335,023
Amaya, Inc. (Canada)*	40,785	743,574
Carnival Corp.	92,872	4,615,738
Las Vegas Sands Corp.	16,400	622,708

		6,317,043

Household Durables — 0.1%
D.R. Horton, Inc.	25,230	740,753
Lennar Corp. (Class A Stock)	16,030	771,524
NVR, Inc.*	310	472,818
Toll Brothers, Inc.*	13,313	455,837

		2,440,932

Industrial Conglomerates — 0.1%
3M Co.	8,575	1,215,678

Insurance — 0.8%
American International Group, Inc.	120,556	6,849,992
AXA SA (France)	236,245	5,735,814
Delta Lloyd NV (Netherlands)	203,257	1,707,916
Travelers Cos., Inc. (The)	22,625	2,251,866

		16,545,588

Internet & Catalog Retail — 0.1%
Priceline Group, Inc. (The)*	1,820	2,251,085

Internet Software & Services — 1.0%
Baidu, Inc. (China), ADR*	40,629	5,582,831
Facebook, Inc. (Class A Stock)*	32,250	2,899,275
Google, Inc. (Class A Stock)*	5,130	3,274,838
Google, Inc. (Class C Stock)*	18,241	11,098,189

		22,855,133

IT Services — 0.6%
Amdocs Ltd.	33,692	1,916,401
Cognizant Technology Solutions Corp. (Class A Stock)*	59,700	3,737,817
DST Systems, Inc.	11,305	1,188,608
MasterCard, Inc. (Class A Stock)	46,700	4,208,604
Total System Services, Inc.	33,658	1,529,083

		12,580,513

Machinery — 0.1%
Timken Co. (The)	55,565	1,527,482
WABCO Holdings, Inc.*(a)	7,400	775,742

		2,303,224

Media — 0.8%
Comcast Corp. (Class A Stock)	182,241	10,365,868
Omnicom Group, Inc.	12,300	810,570
Time Warner Cable, Inc.	3,791	679,992
Time Warner, Inc.	70,441	4,842,819
Viacom, Inc. (Class B Stock)	27,600	1,190,940

		17,890,189

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.2%
Concrete Investments II (Luxembourg)*	2,494	$—
Constellium NV (Netherlands) (Class A Stock)*	8,702	52,734
Rio Tinto PLC (United Kingdom)	152,770	5,125,902

		5,178,636

Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	35,000	1,475,600

Oil, Gas & Consumable Fuels — 0.9%
BG Group PLC (United Kingdom)	165,633	2,389,395
BP PLC (United Kingdom), ADR	65,370	1,997,707
Exxon Mobil Corp.	8,745	650,191
Hess Corp.	6,808	340,808
PBF Energy, Inc. (Class A Stock)	16,990	479,628
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	279,757	6,604,214
Suncor Energy, Inc. (Canada)	83,435	2,229,383
Tesoro Corp.	6,932	674,068
Total SA (France)	108,491	4,880,263
Valero Energy Corp.	7,600	456,760

		20,702,417

Paper & Forest Products — 0.1%
Domtar Corp.	33,950	1,213,713

Pharmaceuticals — 1.9%
AbbVie, Inc.	123,206	6,703,638
Allergan PLC*	35,446	9,634,577
AstraZeneca PLC (United Kingdom)	121,751	7,721,251
AstraZeneca PLC (United Kingdom), ADR	28,000	890,960
Bristol-Myers Squibb Co.	19,925	1,179,560
Johnson & Johnson	7,720	720,662
Merck & Co., Inc.	10,004	494,097
Novo Nordisk A/S (Denmark) (Class B Stock)	48,546	2,619,764
Pfizer, Inc.	7,000	219,870
Teva Pharmaceutical Industries Ltd. (Israel), ADR	188,392	10,636,613

		40,820,992

Road & Rail — 0.3%
Union Pacific Corp.	71,615	6,331,482

Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	42,067	3,697,832
Intel Corp.	42,640	1,285,170
Micron Technology, Inc.*(a)	100,870	1,511,033
NVIDIA Corp.	57,900	1,427,235
Sumco Corp. (Japan)	302,300	2,711,307

		10,632,577

Software — 0.3%
Activision Blizzard, Inc.	66,900	2,066,541
Microsoft Corp.	64,610	2,859,639
Oracle Corp.	46,670	1,685,720

		6,611,900

Specialty Retail — 0.8%
AutoZone, Inc.*(a)	6,825	4,940,140
Home Depot, Inc. (The)	38,600	4,457,914
Lowe’s Cos., Inc.	82,100	5,658,332
Ross Stores, Inc.	37,232	1,804,635

		16,861,021

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	53,870	$5,941,861
EMC Corp.	32,070	774,811
Hewlett-Packard Co.	84,877	2,173,700
Western Digital Corp.	101,785	8,085,800

		16,976,172

Textiles, Apparel & Luxury Goods
Fossil Group, Inc.*(a)	10,000	558,800

Tobacco — 0.7%
Altria Group, Inc.	78,712	4,281,933
Imperial Tobacco Group PLC (United Kingdom)	196,242	10,145,445

		14,427,378

Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd. (South Korea)	22,205	4,925,864
SoftBank Group Corp. (Japan)	115,000	5,317,579
T-Mobile US, Inc.*	10,100	402,081

		10,645,524

TOTAL COMMON STOCKS (cost $434,430,061)		444,095,293

EXCHANGE TRADED FUNDS — 7.6%
Consumer Staples Select Sector SPDR Fund(a)	242,248	11,431,683
Energy Select Sector SPDR Fund(a)	256,398	15,691,558
Financial Select Sector SPDR Fund(a)	1,090,748	24,716,350
Health Care Select Sector SPDR Fund(a)	305,289	20,219,291
iShares 0-5 Year TIPS Bond ETF	1	99
iShares 10-20 Year Treasury Bond ETF	1	137
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	6,687,097
iShares 3-7 Year Treasury Bond ETF	1	125
iShares 7-10 Year Treasury Bond ETF	1	108
iShares Agency Bond ETF	1	114
iShares Core U.S. Treasury Bond ETF	1	25
iShares iBoxx $ High Yield Corporate Bond ETF(a)	57,453	4,785,260
iShares MSCI EMU ETF(a)	1,935,397	66,461,533
iShares MSCI Hong Kong ETF(a)	601,611	11,502,802
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	111
Utilities Select Sector SPDR Fund(a)	106,439	4,607,744

TOTAL EXCHANGE TRADED FUNDS (cost $199,333,272)		166,104,232

PREFERRED STOCKS — 1.1%
Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC),	46,977	1,998,678
Volkswagen AG (Germany) (PRFC),	12,091	1,328,176

		3,326,854

Banks — 0.2%
Itau Unibanco Holding SA (Brazil) (PRFC),	563,636	3,743,356

Consumer Finance — 0.2%
Ally Financial, Inc., 1.750%(g)	228,315	4,653,049
Ally Financial, Inc., Series A, 8.500%	3,465	89,847

		4,742,896

	Shares	Value
PREFERRED STOCKS (Continued)
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	64,707	$1,651,970
RBS Capital Funding Trust VII (Netherlands), Series G, 6.080%	14,930	365,039

		2,017,009

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada), *	3,087	2,696,065

Metals & Mining
Concrete Investments II (Luxembourg)*	2,494	285,927

Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd. (South Korea) (PRFC),	9,172	7,119,911

TOTAL PREFERRED STOCKS (cost $31,111,968)		23,932,018

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.8%
Collateralized Loan Obligations — 0.3%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
3.037%(c)	01/20/26	250	243,523
Series 2013-8A, Class C, 144A
3.487%(c)	01/20/26	250	235,823
Series 2013-8A, Class D, 144A
4.787%(c)	01/20/26	250	225,582
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
3.744%(c)	07/28/26	250	240,306
Series 2014-14A, Class D, 144A
5.144%(c)	07/28/26	250	219,404
Atlas Sr. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.289%(c)	07/16/26	250	241,928
Series 2014-1A, Class D, 144A
3.739%(c)	07/16/26	250	234,618
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
3.787%(c)	07/20/26	500	472,683
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class ER, 144A
6.375%(c)	07/20/23	250	244,343
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
3.883%(c)	05/20/26	250	235,991
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.095%(c)	07/22/26	250	247,333
Series 2014-3A, Class D, 144A
3.695%(c)	07/22/26	250	237,930
Highbridge Loan Management Ltd. (Cayman Islands),
Series 4A-2014, Class B, 144A
3.294%(c)	07/28/25	250	241,824
LCM X LP (Cayman Islands),
Series 10AR, Class ER, 144A
5.789%(c)	04/15/22	1,000	977,383
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8AR, Class CR, 144A
3.095%(c)	04/22/22	250	203,038

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2012-8AR, Class DR, 144A
4.145%(c)	04/22/22	250	$207,110
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
3.887%(c)	07/20/26	250	240,934
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class ER, 144A
5.779%(c)	05/05/23	250	244,611
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
4.139%(c)	10/17/22	250	240,687
WhiteHorse IX Ltd. (Cayman Islands),
Series 2014-9A, Class C, 144A
2.989%(c)	07/17/26	250	234,452

			5,669,503

Non-Residential Mortgage-Backed Securities — 2.2%
Access Group, Inc.,
Series 2004-A, Class A2
0.555%(c)	04/25/29	947	937,349
Series 2007-A, Class A2
0.459%(c)	08/25/26	14	13,490
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A, 144A
0.990%	08/10/18	597	596,818
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class D
3.030%	07/09/18	900	914,292
Series 2012-4, Class D
2.680%	10/09/18	1,200	1,215,318
Series 2012-5, Class B
1.120%	11/08/17	772	771,803
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,106,982
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	49	49,208
Series 2014-1A, Class A, 144A
1.460%	12/17/18	137	137,274
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	744,633
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,969,034
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.485%(c)	04/25/24	1,400	1,385,584
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	59	59,573
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	751,589
Drive Auto Receivables Trust,
Series 2015-DA, Class A3, 144A
1.590%	12/17/18	600	599,941

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
DT Auto Owner Trust,
Series 2012-2A, Class D, 144A
4.350%	03/15/19	806	$808,247
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	106	106,276
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	401,292
Series 2014-1A, Class A, 144A
1.290%	05/15/18	502	502,220
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	57	57,333
Series 2014-1A, Class A2, 144A
0.800%	02/15/18	74	73,516
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	171	170,987
Ford Credit Floorplan Master Owner Trust A,
Series 2013-1, Class C
1.370%	01/15/18	925	925,352
Series 2013-1, Class D
1.820%	01/15/18	2,330	2,334,411
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	866,387
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A3
0.472%(c)	06/27/29	140	139,404
Series 2006-A, Class 2A4
0.592%(c)	09/27/35	965	941,167
Master Credit Card Trust II (Canada),
Series 2012-2A, Class C, 144A
1.970%	04/21/17	1,000	1,000,414
NRZ Advance Receivables Trust Advance Receivables Backed,
Series 2015-T1, Class AT1, 144A
2.315%	08/15/46	500	499,953
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	100,021
Series 2015-2A, Class D, 144A
5.640%	07/18/25	100	99,331
Santander Drive Auto Receivables Trust,
Series 2011-3, Class D
4.230%	05/15/17	336	339,066
Series 2012-1, Class C
3.780%	11/15/17	457	458,046
Series 2012-2, Class C
3.200%	02/15/18	233	233,617
Series 2012-2, Class D
3.870%	02/15/18	300	305,543
Series 2012-3, Class D
3.640%	05/15/18	540	550,191
Series 2012-4, Class C
2.940%	12/15/17	1,909	1,923,707
Series 2012-4, Class D
3.500%	06/15/18	1,360	1,384,194
Series 2012-AA, Class C, 144A
1.780%	11/15/18	800	803,464

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2012-AA, Class D, 144A
2.460%	12/17/18	600	$606,217
Series 2013-2, Class C
1.950%	03/15/19	1,000	1,005,476
Series 2013-3, Class C
1.810%	04/15/19	450	451,229
Series 2013-3, Class D
2.420%	04/15/19	1,000	1,003,930
Series 2013-4, Class C
3.250%	01/15/20	600	613,454
Series 2013-A, Class B, 144A
1.890%	10/15/19	400	401,537
Series 2013-A, Class C, 144A
3.120%	10/15/19	900	914,900
Series 2014-1, Class B
1.590%	10/15/18	690	691,484
Series 2014-1, Class C
2.360%	04/15/20	780	785,051
Series 2014-2, Class C
2.330%	11/15/19	430	433,628
Series 2014-5, Class C
2.460%	06/15/20	750	753,605
Series 2015-2, Class C
2.440%	04/15/21	475	475,678
Series 2015-3, Class C
2.740%	01/15/21	500	503,852
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.777%(c)	09/15/20	1,257	1,247,239
Series 2003-B, Class A2
0.737%(c)	03/15/22	1,117	1,103,294
Series 2003-C, Class A2
0.727%(c)	09/15/20	243	240,012
Series 2004-A, Class A2
0.537%(c)	03/16/20	83	82,767
Series 2004-B, Class A2
0.537%(c)	06/15/21	718	714,380
Series 2005-B, Class A2
0.517%(c)	03/15/23	712	706,030
Series 2006-B, Class A4
0.517%(c)	03/15/24	1,679	1,666,210
Series 2006-C, Class A4
0.507%(c)	03/15/23	2,410	2,383,733
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	495	510,452
Series 2011-C, Class A1, 144A
1.607%(c)	12/15/23	128	127,952
Series 2012-A, Class A1, 144A
1.607%(c)	08/15/25	660	662,149
Series 2012-B, Class A1, 144A
1.307%(c)	12/15/21	48	48,016
Series 2012-D, Class A1, 144A
1.257%(c)	06/15/23	257	257,591
Series 2012-D, Class A2, 144A
2.950%	02/15/46	1,000	1,021,149
Series 2012-E, Class A1, 144A
0.957%(c)	10/16/23	540	539,749
Series 2013-A, Class A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
0.807%(c)	08/15/22	669	$667,409
Series 2013-B, Class A1, 144A
0.857%(c)	07/15/22	852	851,141
Series 2013-C, Class A1, 144A
1.057%(c)	02/15/22	518	517,746
SLM Student Loan Trust,
Series 2012-5, Class A2
0.499%(c)	06/25/19	685	679,359
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	189	189,469

			49,132,915

Residential Mortgage-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.529%(c)	12/25/35	615	612,295
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.979%(c)	11/25/34	204	196,987
Series 2004-12, Class MV3
1.189%(c)	03/25/35	729	721,068
Series 2004-15, Class MV2
0.739%(c)	05/25/35	77	76,792
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.844%(c)	05/25/35	196	194,392
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	199,960
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,598,400
Home Equity Asset Trust,
Series 2005-5, Class M1
0.679%(c)	11/25/35	654	651,509
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.489%(c)	12/25/35	125	123,235
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.144%(c)	02/25/35	251	250,321
Series 2004-WWF1, Class M2
1.219%(c)	12/25/34	141	141,306
Series 2005-WCW3, Class A2C
0.579%(c)	08/25/35	60	59,289
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.903%(c)	12/10/18	2,180	2,180,704

			7,006,258

TOTAL ASSET-BACKED SECURITIES (cost $61,905,971)			61,808,676

BANK LOANS(c) — 1.1%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	366	333,155
Sequa Corp.,
Initial Term Loan

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Aerospace & Defense (cont’d.)
5.250%	06/19/17	138	$116,458

			449,613

Air Freight & Logistics
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	228	203,313
Ceva Intercompany BV,
Dutch BV Term Loan
6.500%	03/19/21	237	211,187
Ceva Logistics Canada, ULC,
Canadian Term Loan
6.500%	03/19/21	41	36,412
Ceva Logistics U.S. Holdings, Inc.,
US Term Loan
6.500%	03/12/21	327	291,292

			742,204

Airlines
Northwest Air,
Participation Loan B757-200
1.768%	09/10/18	161	155,685
Participation Loan B757-300
1.768%	03/10/17	79	76,630
2.388%	03/10/17	130	129,030

			361,345

Building Products
Stardust Finance Holdings, Inc.,
Senior Lien Term Loan
6.500%	02/25/22	226	223,374

Chemicals
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225	211,500

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	173	158,425
Hertz Corp. (The),
Tranche Term Loan B-2
3.000%	03/11/18	547	538,255
Jaguar Holding Co.,
Initial Term Loan
4.250%	08/05/22	489	484,820
Spin Holdco Inc.,
Initial Term Loan (First Lien)
4.250%	11/02/19	81	79,336
Sterigenics-Nordion Holdings LLC,
Initial Term Loan
4.250%	05/15/22	145	144,275

			1,405,111

Communications Equipment
Commscope, Inc.,
Tranche Term Loan 5
3.750%	12/15/22	208	207,415

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging
Berry Plastics Corp.,
Term Loan
4.000%	09/16/22	264	$263,246

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Publishing Co.,
Term Loan
4.000%	05/15/21	559	550,221
Travelport Finance Sarl (Luxembourg),
Initial Term Loan
5.750%	08/13/21	588	585,886

			1,136,107

Diversified Telecommunication Services — 0.1%
LightSquared LP,
Term Loan
8.750%	06/15/20	1,340	1,239,500

Electric Utilities
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	401	399,345

Electrical Equipment
AlixPartners, LLP,
Initial Term Loan
4.500%	07/30/22	148	147,584

Health Care Equipment & Supplies
Alere Inc.,
Term Loan B
4.250%	06/18/22	135	134,569
DJO Finance LLC,
Initial Term Loan
4.250%	06/30/20	350	348,141

			482,710

Health Care Providers & Services — 0.1%
Ortho-Clinical Diagnostics,
Initial Term Loan
4.750%	06/30/21	746	735,147
Surgery Center Holdings, Inc.,
Initial Term Loan (First Lien)
5.250%	11/03/20	148	148,145

			883,292

Hotels, Restaurants & Leisure — 0.1%
Amaya Holdings B.V.,
Initial Term Loan B (First Lien)
5.000%	08/01/21	418	412,832
Initial Term Loan B (Second Lien)
8.000%	08/01/22	403	402,416
Caesars Entertainment Resort Property LLC,
Term Loan B
7.000%	10/11/20	2,080	1,934,166
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	263	261,828

			3,011,242

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19	327	$325,679

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	06/01/22	93	92,244
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649	662,591
Riverbed Technology, Inc.,
Term Loan
6.000%	02/25/22	234	233,950

			988,785

IT Services — 0.1%
First Data Corp.,
2018 New Dollar Term Loan
3.696%	03/24/18	1,502	1,488,492
2018B Second New Term Loan
3.696%	09/24/18	75	74,328

			1,562,820

Machinery — 0.1%
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	570	540,156
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	418	413,819

			953,975

Media — 0.2%
Advantage Sales & Marketing Inc.,
Initial Term Loan (First Lien)
4.250%	07/23/21	252	248,979
Term Loan (Second Lien)
7.500%	07/25/22	390	372,937
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	02/20/20	878	872,499
iHeartCommunications, Inc.,
Tranche Term Loan D
6.944%	01/22/19	1,375	1,136,625
Interactive Data Corp.,
Term Loan
4.750%	05/02/21	278	276,992
Univision Communications Inc.,
Replacement (First-Lien) Term Loan
4.000%	03/01/20	223	220,484

			3,128,516

Metals & Mining
Novelis, Inc.,
Initial Term Loan
4.000%	05/18/22	229	225,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	713	$700,960

Pharmaceuticals
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B Series F-1
4.000%	03/11/22	329	324,768

Real Estate Management & Development
Realogy Group LLC,
Extended Synthetic Commitment
4.400%	10/10/16	14	13,545

Software — 0.1%
Avaya Inc.,
Term Loan B-7
6.250%	05/01/20	819	632,804
Epicor Software Corp.,
Term Loan B
4.750%	06/15/22	456	452,325
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	617	595,933
Informatica Corp.,
Dollar Term Loan
4.500%	06/01/22	558	553,117
SS&C European Holdings Sarl,
Term Loan B-2
4.000%	06/29/22	52	51,661
SS&C Technologies, Inc.,
Term Loan B-1
4.000%	06/29/22	326	326,569
TIBCO Software, Inc.,
Term Loan
6.500%	11/24/20	159	158,537

			2,770,946

Specialty Retail
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20	240	237,360
Party City Holdings, Inc.,
Term Loan
4.250%	08/05/22	266	265,446

			502,806

Transportation Infrastructure
Air Medical Group Holdings, Inc.,
Initial Term Loan
4.500%	04/15/22	269	265,453

TOTAL BANK LOANS (cost $23,551,010)			22,927,316

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%	07/10/46	808	821,557
Series 2006-6, Class A4
5.356%	10/10/45	624	636,048
Series 2007-1, Class A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.451%	01/15/49	1,766	$1,843,626
Series 2007-3, Class AMF
5.317%	06/10/49	1,300	1,368,363
Series 2007-4, Class A4
5.935%(c)	02/10/51	445	474,236
Series 2007-5, Class A4
5.492%	02/10/51	468	492,101
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.315%(c)	09/10/47	434	433,456
Series 2007-3, Class A4
5.733%(c)	06/10/49	466	487,683
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400	401,051
Series 2006-PW11, Class A4
5.603%(c)	03/11/39	887	891,323
CD Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.485%(c)	01/15/46	1,446	1,447,032
Series 2007-CD4, Class A4
5.322%	12/11/49	2,200	2,271,557
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.900%(c)	12/10/49	2,100	2,217,554
Series 2008-C7, Class A4
6.349%(c)	12/10/49	639	682,413
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	1,559	1,598,679
COMM Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	209,014
Series 2006-C7, Class AM
5.979%(c)	06/10/46	470	479,431
Series 2013-CR13, Class A4
4.194%(c)	11/10/23	610	666,831
Series 2013-LC6, Class AM
3.282%	01/10/46	190	194,587
Series 2014-CR17, Class A5
3.977%	05/10/47	360	386,909
Series 2014-CR21, Class A3
3.528%	12/10/47	630	652,157
Commercial Mortgage Pass-Through Certificates,
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	364,361
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.860%(c)	03/15/39	1,181	1,187,483
Series 2006-C3, Class A3
5.998%(c)	06/15/38	385	389,835
Series 2006-C3, Class AM
5.998%(c)	06/15/38	1,880	1,928,739
Series 2006-C5, Class A3
5.311%	12/15/39	310	316,877
Series 2007-C1, Class A3
5.383%	02/15/40	2,404	2,489,934
Series 2007-C2, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.542%(c)	01/15/49	285	$297,724
Series 2007-C2, Class AM
5.615%(c)	01/15/49	321	336,879
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	155	154,400
Series 2005-C6, Class AM
5.230%(c)	12/15/40	186	185,868
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	205,736
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034, Class A2
3.531%(c)	07/25/23	1,400	1,505,055
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,740,557
Series K038, Class A2
3.389%	03/25/24	700	742,146
Series K040, Class A2
3.241%	09/25/24	1,720	1,799,498
GE Capital Commercial Mortgage Corp.,
Series 2006-C1, Class A4
5.464%(c)	03/10/44	629	630,030
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	297	297,143
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A4
3.382%	05/10/50	400	407,881
GS Mortgage Securities Trust,
Series 2009-RR1, Class GGA, 144A
5.989%(c)	07/12/38	307	308,673
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	171,555
Series 2013-GC14, Class A5
4.243%	08/10/46	520	570,173
Series 2013-GC16, Class A3
4.244%	11/10/46	250	275,365
Series 2014-GC18, Class A4
4.074%	01/10/47	850	915,609
Series 2015-GC28, Class A5
3.396%	02/10/48	340	345,905
Series 2007-GG10, Class A4
5.988%(c)	08/10/45	1,076	1,135,160
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	272,247
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	140,977
Series 2013-C15, Class B
4.927%	11/15/45	270	294,598
Series 2013-C17, Class A4
4.199%	01/15/47	170	185,561
Series 2014-C22, Class A4
3.801%	09/15/47	800	843,478

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-C1, Class H, 144A
6.082%(c)	01/15/38	500	$499,917
Series 2004-PNC1, Class B
5.963%(c)	06/12/41	276	275,969
Series 2005-CB13, Class AM
5.468%(c)	01/12/43	350	350,099
Series 2005-LDP5, Class AJ
5.526%(c)	12/15/44	920	923,330
Series 2005-LDP5, Class AM
5.447%(c)	12/15/44	840	839,230
Series 2006-CB14, Class AM
5.667%(c)	12/12/44	310	311,456
Series 2006-CB16, Class A4
5.552%	05/12/45	160	163,695
Series 2006-CB17, Class A4
5.429%	12/12/43	1,906	1,961,078
Series 2006-LDP7, Class AM
6.100%(c)	04/15/45	800	818,550
Series 2006-LDP8, Class A1A
5.397%	05/15/45	128	131,120
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	367,588
Series 2006-LDP9, Class A3
5.336%	05/15/47	1,720	1,777,496
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,077	1,139,895
Series 2011-C5, Class A3
4.171%	08/15/46	190	207,864
Series 2012-CBX, Class AS
4.271%	06/15/45	170	184,024
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.097%(c)	07/15/44	364	384,427
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
6.097%(c)	07/15/44	390	415,284
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	647	647,464
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	110,709
Series 2006-C3, Class A1A
5.641%(c)	03/15/39	228	230,180
Series 2006-C7, Class AM
5.378%	11/15/38	170	175,554
Series 2007-C1, Class A4
5.424%	02/15/40	566	588,426
Series 2007-C2, Class A3
5.430%	02/15/40	1,400	1,458,700
Series 2007-C7, Class A3
5.866%(c)	09/15/45	429	462,407
Series 2007-C7, Class AM
6.369%(c)	09/15/45	350	380,912
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class A4
5.742%(c)	08/12/43	169	173,342
Series 2008-C1, Class A4

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.690%	02/12/51	358	$381,089
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.648%(c)	02/12/39	1,729	1,738,677
Series 2006-2, Class A4
6.062%(c)	06/12/46	300	305,595
Series 2007-7, Class A4
5.810%(c)	06/12/50	746	787,821
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.218%(c)	07/15/46	500	543,855
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	162,283
Series 2014-C15, Class C
5.060%(c)	04/15/47	325	334,149
Series 2015-C21, Class A4
3.338%	03/15/48	200	203,053
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class AJ
5.528%(c)	09/15/42	128	128,422
Series 2006-HQ8, Class A4
5.583%(c)	03/12/44	1,056	1,057,133
Series 2006-T23, Class AJ
6.009%(c)	08/12/41	100	102,754
Series 2007-HQ11, Class A1A
5.422%(c)	02/12/44	580	605,479
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	155,803
Series 2007-IQ15, Class A4
6.114%(c)	06/11/49	1,194	1,265,150
Series 2007-IQ16, Class A4
5.809%	12/12/49	588	625,781
Series 2007-T25, Class A3
5.514%(c)	11/12/49	608	630,484
Series 2007-T27, Class A4
5.825%(c)	06/11/42	991	1,054,561
Series 2007-T27, Class AM
5.825%(c)	06/11/42	430	453,493
Series 2012-C4, Class A4
3.244%	03/15/45	330	342,480
Morgan Stanley Capital I, Inc.,
Series 2015-MS1, Class A4
3.779%	05/15/48	450	473,274
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.989%(c)	08/12/45	685	718,762
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	327,653
Series 2013-C6, Class A4
3.244%	04/10/46	650	668,744
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	304	303,845
Series 2006-C27, Class A3
5.765%(c)	07/15/45	532	542,073
Series 2006-C28, Class A4
5.572%	10/15/48	433	443,206

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-C28, Class AM
5.603%(c)	10/15/48	1,630	$1,690,106
Series 2007-C34, Class A3
5.678%	05/15/46	633	668,349
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4
3.540%	05/15/48	400	411,566
Series 2015-C28, Class AS
3.872%	05/15/48	125	126,797
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	354,140
Series 2012-C10, Class A3
2.875%	12/15/45	845	855,515
Series 2012-C10, Class AS
3.241%	12/15/45	390	394,246
Series 2013-C15, Class A4
4.153%(c)	08/15/46	450	490,383
Series 2014-C20, Class B
4.378%	05/15/47	240	250,046
Series 2014-C24, Class A5
3.607%	11/15/47	175	182,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $75,658,326)			73,852,710

CONVERTIBLE BONDS — 0.1%
Insurance
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	382	575,865
3.000%	11/15/17	368	529,690

			1,105,555

Oil & Gas
SandRidge Energy, Inc.,
Sr. Unsec’d. Notes
8.750%	10/16/22	514	111,474

Real Estate Investment Trusts (REITs)
iStar Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16	672	767,340

Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20	100	134,634

Telecommunications — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	400	1,140,782

TOTAL CONVERTIBLE BONDS (cost $3,314,403)			3,259,785

CORPORATE BONDS — 22.6%
Advertising
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22(a)	440	416,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	55	$54,175
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	110	109,863
5.625%	02/15/24	145	146,994
Sr. Unsec’d. Notes, 144A
5.625%	02/15/24	91	92,251

			819,633

Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20(a)	595	516,163
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	260	259,054
2.700%	04/27/20	70	69,263
4.854%	04/27/35	80	77,215
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17	95	94,132
3.950%	11/15/16	100	102,527
4.750%	07/15/20	500	523,201
4.950%	02/15/21	966	1,024,883
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45(a)	180	164,153
4.070%	12/15/42	608	575,383
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19	247	263,677
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.687%(c)	12/15/16	2,600	2,595,551
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	324	308,813
6.000%	07/15/22	2,273	2,119,573
6.500%	07/15/24(a)	983	923,873

			9,617,461

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44(a)	1,200	1,304,581
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19	575	578,211
4.125%	03/04/43	500	473,179
4.250%	11/10/44(a)	600	579,659
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15	400	400,000
2.300%	06/12/18	330	333,550
3.250%	06/12/20	135	138,852
3.250%	11/01/22	300	298,470
4.000%	06/12/22	170	177,636

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
4.450%	06/12/25		255	$266,821
4.850%	09/15/23		750	804,568
5.850%	08/15/45(a)		585	650,853
6.150%	09/15/43		100	113,557
Gtd. Notes, 144A
6.875%	05/01/20		500	585,558

				6,705,495

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,258	1,289,759
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		950	985,625
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		762	790,606
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		664	673,978
8.500%	10/23/16		237	241,080

				3,981,048

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		243	238,140
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		150	154,500

				392,640

Auto Manufacturers — 0.2%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16		850	852,859
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, MTN
2.750%	03/18/19	EUR	265	285,394
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		400	401,134
1.724%	12/06/17		800	794,642
3.000%	06/12/17		900	914,267
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	92,633
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		775	745,462

				4,086,391

Auto Parts & Equipment — 0.3%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21		130	136,500
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19	EUR	100	114,640

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		575	$579,846
5.000%	02/15/23		225	232,875
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		770	806,575
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
1.400%	11/02/17		535	531,754
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		250	240,000
4.750%	05/15/23		245	236,425
Sr. Sec’d. Notes, RegS
3.250%	05/15/25	EUR	100	104,477
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.250%	11/15/19		237	251,220
6.750%	11/15/22		756	812,700
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21	EUR	125	148,810
6.875%	08/15/18	EUR	275	317,495
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		1,400	1,120,000
ZF North America Capital, Inc. (Germany),
Gtd. Notes
2.750%	04/27/23	EUR	100	100,567
Gtd. Notes, 144A
4.500%	04/29/22		150	141,750

				5,875,634

Banks — 3.2%
ANZ New Zealand International Ltd. (New Zealand),
Gtd. Notes, 144A
1.125%	03/24/16		400	401,020
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49	EUR	200	217,335
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		520	507,650
6.100%(c)	12/31/49		326	317,850
6.250%(c)	09/29/49		1,714	1,675,435
6.500%(c)	10/29/49		815	831,300
Sr. Unsec’d. Notes
1.350%	11/21/16		200	200,213
2.650%	04/01/19(a)		1,275	1,289,395
5.700%	01/24/22(a)		700	798,440
5.875%	01/05/21		300	343,568
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44(a)		500	526,541
Sub. Notes
6.110%	01/29/37		500	575,120
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18		1,110	1,109,122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49		150	$138,375
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16		600	600,655
2.100%	08/01/18		500	505,696
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.100%	12/13/16		1,300	1,302,401
1.700%	06/11/18		900	898,636
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	200	215,441
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	03/16/18(a)		900	899,393
2.750%	11/08/19(a)		635	639,124
5.250%	08/17/45		495	498,523
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		1,100	1,100,425
2.400%	12/12/18(a)		1,000	1,013,429
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49(a)		200	201,250
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16		1,500	1,501,197
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17(a)		1,000	995,335
2.950%	07/23/21		1,100	1,088,799
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23		883	877,481
5.250%	03/15/18		80	82,200
6.000%	04/01/36		450	427,500
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		211	218,913
6.625%	04/01/18		284	300,330
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		700	687,750
5.950%(c)	12/29/49		1,260	1,196,518
Sr. Unsec’d. Notes
2.500%	07/29/19(a)		1,100	1,106,954
3.750%	06/16/24(a)		1,100	1,118,820
4.450%	01/10/17		800	831,873
4.500%	01/14/22(a)		500	540,793
5.375%	08/09/20		171	190,862
Sub. Notes
4.000%	08/05/24(a)		600	593,599
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		250	250,179
Gtd. Notes
3.875%	02/08/22		600	631,918
Sr. Unsec’d. Notes
2.250%	01/14/19		500	504,743

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		400	$400,663
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20(a)		555	553,449
3.750%	03/26/25(a)		500	485,577
3.800%	09/15/22(a)		790	789,099
Deutsche Bank AG (Germany),
Sub. Notes
4.500%	04/01/25(a)		715	692,744
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		500	497,045
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16		400	400,016
1.150%	11/18/16		730	730,312
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49(a)		1,168	1,163,620
Sr. Unsec’d. Notes
2.550%	10/23/19		755	759,895
2.625%	01/31/19(a)		400	404,952
2.900%	07/19/18		600	615,571
3.625%	01/22/23		200	202,607
3.750%	05/22/25(a)		645	646,338
5.750%	01/24/22		600	688,613
6.250%	02/01/41		800	964,674
Sub. Notes
6.750%	10/01/37		650	775,397
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	08/18/25		1,000	985,396
6.500%	09/15/37		150	175,711
HSH Nordbank AG (Germany),
Sub. Notes, MTN
0.776%(c)	02/14/17	EUR	152	136,726
Ibercaja Banco SA (Spain),
Sub. Notes
5.000%(c)	07/28/25	EUR	100	105,246
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		690	671,025
5.150%(c)	12/29/49		375	353,557
5.300%(c)	12/29/49		804	789,930
7.900%(c)	04/29/49(a)		575	597,281
Sr. Unsec’d. Notes
1.125%	02/26/16		800	801,438
2.250%	01/23/20		1,000	991,681
3.200%	01/25/23		200	198,533
3.250%	09/23/22(a)		400	400,287
3.450%	03/01/16		600	606,598
4.350%	08/15/21		400	431,069
5.600%	07/15/41		300	343,326
Sub. Notes
3.375%	05/01/23		500	488,633
3.875%	09/10/24		700	693,311

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.750%	05/14/18(a)		1,125	$1,122,730
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,105	1,087,884
5.550%(c)	12/29/49		215	211,775
Sr. Unsec’d. Notes
2.800%	06/16/20(a)		995	1,000,631
3.750%	02/25/23		1,900	1,946,045
4.750%	03/22/17(a)		200	209,516
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18		275	277,553
4.000%	07/23/25(a)		365	373,027
5.625%	09/23/19		400	446,862
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,315,747
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, MTN
2.625%	05/08/17	EUR	300	310,260
4.000%	01/21/19	EUR	200	206,923
Sr. Unsec’d. Notes, MTN, RegS
4.750%	01/15/18	EUR	400	423,401
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17(a)		1,600	1,600,144
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16		600	600,822
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	06/24/49	GBP	200	301,263
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
1.500%	03/13/17		1,563	1,573,417
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		300	304,364
UniCredit SpA (Italy),
Sub. Notes, MTN
6.950%	10/31/22	EUR	100	127,932
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		1,555	1,591,931
5.900%(c)	12/29/49		490	490,000
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,536,998
3.300%	09/09/24(a)		800	793,928
Sub. Notes
5.606%	01/15/44		284	317,702
Sub. Notes, MTN
4.100%	06/03/26		280	282,473
4.650%	11/04/44		275	270,845

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.050%	11/25/16		1,500	$1,503,069

				69,719,663

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		200	171,703
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		84	83,685
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	596,542
3.600%	08/13/42		200	179,511
4.000%	03/05/42		300	289,349
7.900%	11/01/18		1,500	1,773,209

				3,093,999

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16		500	504,589
5.375%	05/15/43(a)		275	293,198
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	181,822
6.875%	03/01/18		696	779,697
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,900	1,923,264
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23		319	279,125
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	805,480
2.550%	09/01/20(a)		890	895,563
3.050%	12/01/16		400	409,502
3.650%	03/01/26(a)		260	261,210
4.500%	02/01/45		500	480,523
4.750%	03/01/46(a)		80	80,369

				6,894,342

Building Materials — 0.2%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
10.750%	08/15/23		204	203,745
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25		1,037	1,047,370
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
4.375%	03/05/23	EUR	100	100,567
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		934	929,330

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
LSF9 Balta Issuer SA (Luxembourg),
Sr. Sec’d. Notes, RegS
7.750%	09/15/22	EUR	100	$111,741
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		254	259,080
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		240	234,750
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19	EUR	100	112,869
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22(a)		700	672,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		295	289,100
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		89	88,777
5.875%	11/01/21		522	541,575
Sr. Unsec’d. Notes
9.750%	01/15/18		224	249,200

				4,840,104

Chemicals — 0.3%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21		396	417,285
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		300	291,268
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23(a)		444	298,590
7.000%	05/15/25(a)		247	162,403
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.000%	12/08/16		1,300	1,324,991
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		189	164,222
5.125%	04/15/21	EUR	325	336,025
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19(a)		206	191,580
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)		300	284,227
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,000	1,078,202
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21(a)		566	435,820

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	$421,576
2.750%	07/15/21		200	199,733
3.950%	04/15/45		150	121,711
4.400%	07/15/44		605	524,139
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22		685	589,100
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	335,927

				7,176,799

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		2,246	1,510,435
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18(a)		490	127,400
7.875%	11/01/26		395	80,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		216	191,117

				1,909,927

Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43	GBP	175	249,715
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24(a)		340	338,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25		491	454,175
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		199	177,607
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		200	185,917
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		516	472,140
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21	EUR	180	202,674
ExamWorks Group, Inc.,
Gtd. Notes
5.625%	04/15/23		296	300,070
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		205	208,587
7.375%	01/15/21(a)		185	191,013
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17		170	170,850

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Interactive Data Corp.,
Gtd. Notes, 144A
5.875%	04/15/19		703	$700,803
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		896	871,360
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21(a)		206	144,715
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19(a)		507	397,995
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24(a)		1,400	1,431,153
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		225	230,344
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		256	266,560
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		270	282,150
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25(a)		348	325,380
5.750%	11/15/24(a)		689	659,717
6.125%	06/15/23		170	169,469
7.625%	04/15/22		19	20,140
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25		900	890,045
Verisure Holding AB (Sweden),
Second Lien, RegS
8.750%	12/01/18	EUR	100	116,382

				9,457,261

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,400	1,435,812
3.850%	05/04/43		300	273,596
4.375%	05/13/45		285	282,155
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
4.400%	10/15/22		900	898,218
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19		800	812,582
3.000%	09/15/16		400	407,463
NCR Corp.,
Gtd. Notes
6.375%	12/15/23		145	142,100
Riverbed Technology, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	03/01/23		626	569,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Seagate HDD,
Gtd. Notes
4.750%	06/01/23	500	$493,473
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	800	818,429
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	410	423,325

			6,556,813

Construction & Engineering
MMC Energy, Inc.,
First Lien
8.875%(s)	10/15/20	566	—

Cosmetics/Personal Care
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	11/01/19	585	590,987

Distribution/Wholesale — 0.3%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22	775	790,500
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
6.375%	10/01/23	104	104,260
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	2,967	3,085,680
Sec’d. Notes
11.000%	04/15/20	1,437	1,591,477
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	1,800	1,809,000

			7,380,917

Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22(a)	230	229,137
5.000%	10/01/21	755	770,100
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	225	225,563
5.500%	02/15/22	145	146,450
7.625%	04/15/20	22	24,695
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	3,182	3,686,156
Sr. Unsec’d. Notes
4.625%	03/30/25	220	207,900
5.125%	09/30/24	585	577,687
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49	695	667,687
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16	290	289,288

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20		430	$252,625
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23		421	425,210
5.375%	11/15/22		459	486,540
General Electric Capital Corp.,
Gtd. Notes
2.250%	11/09/15		400	400,735
2.900%	01/09/17		300	307,542
Gtd. Notes, MTN
2.300%	01/14/19		1,000	1,017,069
6.375%(c)	11/15/67		100	107,187
6.750%	03/15/32		200	270,834
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		339	339,509
5.875%	02/01/22		983	989,144
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	510,068
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		110	110,550
5.875%	08/15/22		730	777,450
8.250%	12/15/20(a)		150	175,500
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43		500	557,215
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		647	588,770
7.375%	04/01/20		410	395,158
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	990,920
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14	EUR	415	61,443
5.268%	02/05/14	EUR	900	120,680
5.375%	10/17/12	EUR	50	7,403
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23		30	23,794
5.875%	10/25/24		55	43,175
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		30	24,000
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22		910	750,270
Pershing Square Holdings Ltd. (Guernsey),
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		1,000	972,040
Private Export Funding Corp.,
Gov’t. Gtd. Notes
4.950%	11/15/15		555	558,101

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19(a)	800	$806,339
3.750%	08/15/21	395	399,039
4.250%	08/15/24	400	398,510
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	1,107,737

			20,799,220

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	200	175,500
5.500%	03/15/24(a)	46	40,779
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	135	122,146
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18	440	440,996
6.125%	04/01/36	200	240,827
6.500%	09/15/37	250	314,045
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	255	262,650
6.000%	01/15/22	140	145,075
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	578	538,985
5.500%	02/01/24	345	320,850
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	194,877
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42	400	362,430
4.450%	03/15/21	500	538,769
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	500	551,301
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42	400	381,686
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	800	802,000
7.375%	11/01/22	35	35,306
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	300	305,980
Homer City Generation LP,
Sr. Sec’d. Notes, PIK
8.734%	10/01/26	342	341,831
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28(a)	335	345,212
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	260,119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	$704,871
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		154	135,905
7.875%	05/15/21		300	304,125
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		36	37,304
9.681%	07/02/26		464	468,640
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)		295	258,863
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	128,994
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	413,452
3.250%	06/15/23		500	503,369
3.750%	08/15/42		400	362,642
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	963,974
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	99,805
4.400%	01/15/21		500	537,915
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	59,855
4.150%	09/15/21		250	261,874
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	50,812
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	105,410
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	99,534
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
6.500%	06/01/25(a)		182	156,520
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	488,785
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16		10,415	1,301,875
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45(a)		320	321,267
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20	EUR	120	130,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		400	399,964

				15,017,869

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electrical Components & Equipment
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23	EUR	349	$374,376
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		341	238,700

				613,076

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		575	575,387
2.550%	01/30/19		700	707,319
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17		250	249,868
3.200%	03/01/16		400	403,703
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	EUR	410	470,497
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21	EUR	100	115,869

				2,522,643

Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.125%	06/15/25		119	102,935

Engineering & Construction — 0.1%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19		573	214,875
AECOM Technology Corp.,
Gtd. Notes, 144A
5.875%	10/15/24		458	461,435
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		200	201,500
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20	EUR	110	126,602
Novafives SAS (France),
Sr. Sec’d. Notes, RegS
4.500%	06/30/21	EUR	100	85,342
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21	EUR	155	166,212
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22		788	773,225

				2,029,191

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co.,
Gtd. Notes
5.375%	06/01/24			165	$165,413
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, RegS
7.000%	02/28/42		GBP	100	151,274
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		GBP	464	734,835
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22			200	186,000
Sr. Sec’d. Notes, RegS
4.125%	02/15/20		EUR	100	108,672
4.750%	02/15/23		EUR	125	129,175
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21		EUR	100	97,605
Intralot Finance Luxembourg SA (Germany),
Gtd. Notes, RegS
9.750%	08/15/18		EUR	480	552,445
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20		EUR	100	113,993
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21			237	237,000
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18		EUR	200	225,716
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, RegS
7.875%	07/15/20		GBP	108	170,529

					2,872,657

Environmental Control
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20			505	503,737
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18		EUR	107	122,989
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24			235	223,837

					850,563

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	(a)		658	683,909
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18		GBP	155	241,510

					925,419

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods — 0.5%
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18		GBP	185	$289,347
8.750%	06/15/20		GBP	200	330,565
Boparan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.375%	07/15/21		EUR	105	102,955
5.500%	07/15/21		GBP	115	152,307
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	(a)		800	767,574
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18		EUR	173	201,063
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25			280	257,600
JM Smucker Co. (The),
Gtd. Notes, 144A
2.500%	03/15/20			325	325,990
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16			400	409,194
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25	(a)		1,100	1,125,501
5.200%	07/15/45	(a)		500	529,525
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16			725	725,482
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19			800	805,010
4.125%	02/09/16			600	606,626
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24			614	629,350
8.000%	07/15/25	(a)		322	331,660
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20		EUR	150	168,717
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18		EUR	313	352,681
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22			236	248,685
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21			141	144,525
Sysco Corp.,
Gtd. Notes
2.600%	10/01/20			710	710,607
3.750%	10/01/25	(a)		1,145	1,157,047
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			385	387,902
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22			150	155,625

					10,915,538

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Forest Products & Paper
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23			211	$195,175

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42			650	616,467
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22			480	460,800

					1,077,267

Healthcare-Products — 0.5%
3AB Optique Developpement SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	04/15/19		EUR	175	183,324
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18			427	444,080
8.625%	10/01/18			359	366,740
Gtd. Notes, 144A
6.375%	07/01/23			272	276,080
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18			300	299,905
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.450%	05/15/17			115	114,789
2.675%	12/15/19	(a)		215	217,405
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18			500	506,101
2.850%	05/15/20			145	144,968
3.850%	05/15/25			900	885,238
Covidien International Finance SA,
Gtd. Notes
6.550%	10/15/37			325	415,807
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)		562	483,320
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16			50	50,591
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21			975	950,625
Fresenius US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.500%	01/15/23			197	196,507
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22			390	393,900
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18		GBP	113	172,991

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	(a)		214	$204,370
5.625%	10/15/23			294	267,540
5.750%	08/01/22			125	120,625
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20			465	471,263
3.150%	03/15/22			585	593,358
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
2.000%	09/15/18			385	385,901
3.875%	09/15/25	(a)		165	167,354
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23			106	105,205
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	(a)		1,000	1,015,924
4.375%	05/15/44			500	495,231
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18			370	370,462
2.700%	04/01/20			905	908,310

					11,207,914

Healthcare-Services — 0.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22			175	172,375
5.625%	02/15/23			77	77,385
Gtd. Notes, 144A
5.625%	02/15/23			248	249,240
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22			725	724,094
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.584%(c)	07/15/19		GBP	196	273,371
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22			428	425,860
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25			775	744,000
5.125%	07/15/24			754	740,428
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22			125	124,687
Ephios Bondco PLC (France),
Sr. Sec’d. Notes, RegS
6.250%	07/01/22		EUR	125	139,152
Ephios Holdco II PLC (France),
Sr. Unsec’d. Notes, RegS
8.250%	07/01/23		EUR	100	108,992
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21			40	42,600

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)		1,741	$1,723,590
5.875%	05/01/23	(a)		320	332,000
7.500%	02/15/22			450	508,500
Sr. Sec’d. Notes
4.750%	05/01/23			582	584,037
5.000%	03/15/24			1,200	1,203,000
5.250%	04/15/25			340	347,225
5.875%	03/15/22			987	1,058,557
6.500%	02/15/20	(a)		128	139,520
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24			405	399,937
HealthSouth Corp.,
Gtd. Notes, 144A
5.750%	11/01/24			243	239,963
5.750%	09/15/25			359	348,230
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19			605	612,785
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22			138	136,965
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45			500	456,866
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22			185	185,000
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23			147	145,530
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)		607	591,825
4.500%	04/01/21			132	130,020
4.750%	06/01/20	(a)		230	232,300
6.000%	10/01/20			354	373,470
Sr. Sec’d. Notes, 144A
3.837%(c)	06/15/20			316	313,827
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		602	597,485
8.125%	04/01/22			449	477,242
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	(a)		150	153,485
4.750%	07/15/45			105	110,839
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18		GBP	250	385,826
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20			178	185,120

					15,795,328

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies-Diversified — 0.1%
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19		203	$203,507
HRG Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19		231	239,663
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		275	276,590
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21		EUR 109	118,448
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,091	1,063,725

				1,901,933

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/21		256	235,520
Beazer Homes USA, Inc.,
Gtd. Notes
5.750%	06/15/19	(a)	357	334,687
7.500%	09/15/21		685	655,887
Sr. Sec’d. Notes
6.625%	04/15/18		167	168,253
DR Horton, Inc.,
Gtd. Notes
4.000%	02/15/20		393	395,947
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		208	197,080
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	48,528
4.500%	11/15/19		229	230,947
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		350	359,625
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		376	384,460
6.125%	04/01/25		380	388,550
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)	775	910,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		102	101,490
TRI Pointe Holdings, Inc.,
Sr. Unsec’d. Notes
4.375%	06/15/19		355	347,900
5.875%	06/15/24		240	235,200
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	235,950

				5,230,649

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.625%	10/15/23	30	$30,113
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17	475	475,083

			505,196

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19	495	497,322
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	30	31,725
Gtd. Notes, 144A
5.750%	07/15/25	427	435,540
6.125%	12/15/24	775	798,250

			1,762,837

Insurance — 0.5%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	930	930,714
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25	900	893,241
3.625%	11/15/24	1,000	1,019,197
6.450%	08/15/40	250	308,040
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16	1,375	1,379,335
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17	200	202,681
2.200%	08/15/16	200	202,659
3.000%	02/11/23	600	606,304
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	700	776,493
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20	95	96,900
5.250%	05/30/25	170	172,550
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	508,170
Genworth Holdings, Inc.,
Gtd. Notes
4.800%	02/15/24	180	135,000
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21	217	207,235
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	250	248,640
5.350%	06/01/21	100	112,075

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	$627,140
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	306,669
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24		GBP 125	188,792
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	63,750
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/20		187	185,713
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43		450	494,517
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16		100	101,227
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	342,722

				10,109,764

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19		940	922,505
3.600%	11/28/24		500	467,080
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	(a)	1,300	1,330,711
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	197,904
3.250%	08/06/18		1,300	1,325,090
3.500%	11/28/22		250	244,099
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23		458	456,855
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	790,109
3.450%	08/01/24		350	332,805
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		1,247	1,352,995
Gtd. Notes, 144A
6.000%	04/01/23	(a)	1,535	1,488,950
6.375%	05/15/25		455	436,800

				9,345,903

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.250%	03/01/21	(a)	345	311,145

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19		EUR 185	$181,914
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		205	194,237
5.250%	04/15/23		151	138,165
5.500%	10/01/24		23	21,088
6.375%	08/15/22		309	303,593
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)	499	440,088

				1,590,230

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
5.875%	05/15/23		EUR 175	173,078
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		247	243,295

				416,373

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		720	730,800
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20		435	413,250
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		473	473,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		333	343,823
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	685	665,306
6.625%	12/15/21		336	344,400
6.750%	10/01/20		653	674,223
7.750%	03/15/22	(a)	205	218,325
8.625%	02/01/19		62	68,045
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		324	336,960
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		400	389,125
4.250%	03/01/22		250	248,523

				4,905,780

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		445	427,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining (cont’d.)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		500	$500,633
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		93	92,535

				1,020,368

Machinery-Diversified
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	498,429

Media — 1.2%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		368	346,840
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21		135	135,675
Gtd. Notes, 144A
5.875%	05/01/27		1,128	1,046,220
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20		255	253,122
4.464%	07/23/22	(a)	700	700,370
4.908%	07/23/25		595	592,146
6.484%	10/23/45		565	570,000
Cengage Learning Acquistions, Inc., Escrow,
Notes(i)
2.503%(s)	12/31/14	(g)	69	—
2.525%(s)	04/15/20		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	190	167,319
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	744	746,790
6.500%	11/15/22		353	351,235
7.625%	03/15/20		297	297,743
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		500	517,500
CSC Holdings LLC,
Sr. Unsec’d. Notes
5.250%	06/01/24		221	174,314
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42		600	563,809
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		371	360,334
4.625%	07/15/17	(a)	449	448,169
5.000%	03/15/23		420	351,750
5.125%	05/01/20		70	65,625
5.875%	11/15/24		913	775,479
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		230	244,375

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19			234	$201,240
9.000%	03/01/21			451	378,953
9.000%	09/15/22			605	496,100
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21			400	398,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18			680	703,800
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19			400	402,121
Jr. Sub. Notes, 144A
5.250%	03/29/49			100	105,625
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22			401	388,469
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22			1,645	1,585,369
6.250%	05/15/24			355	341,687
Sr. Sec’d. Notes, RegS
5.375%	05/15/22		EUR	135	151,170
5.625%	05/15/24		EUR	300	331,870
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22			100	93,000
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20			235	242,637
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16			200	202,992
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.250%	05/15/20			150	146,625
4.625%	05/15/23			160	149,600
5.375%	04/15/25			814	777,370
6.000%	07/15/24	(a)		325	326,625
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24			203	197,417
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16			225	224,803
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42			400	316,249
5.000%	02/01/20	(a)		300	321,883
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19			800	800,673
Townsquare Media, Inc.,
Sr. Notes, 144A
6.500%	04/01/23			81	72,090

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22	(a)		823	$798,310
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25			205	192,700
5.500%	01/15/23			555	554,306
Sr. Sec’d. Notes, RegS
3.500%	01/15/27		EUR	151	148,481
4.000%	01/15/25		EUR	354	373,612
5.750%	01/15/23		EUR	171	200,164
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21			390	405,600
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			636	604,200
5.125%	02/15/25			1,144	1,072,500
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18			1,675	1,683,842
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			815	745,725
Sr. Unsec’d. Notes, RegS
4.625%	01/15/25		EUR	145	146,226

					24,990,849

Metal Fabricate/Hardware — 0.1%
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17		EUR	180	194,113
Global Brass & Copper, Inc.,
Sr. Sec’d. Notes
9.500%	06/01/19			120	130,050
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18			1,677	1,609,920

					1,934,083

Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)		872	830,580
5.900%	02/01/27			27	26,055
5.950%	02/01/37			32	28,800
6.150%	08/15/20			135	139,050
6.750%	01/15/28			58	59,740
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			362	275,120
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23	(a)		1,035	915,975
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21			118	76,405
7.250%	05/15/22			277	171,740
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17			210	187,425

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			230	$186,726

					2,897,616

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	(a)		248	186,000
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15			400	400,146
Gates Global LLC/Gates Global Co.,
Gtd. Notes, RegS
5.750%	07/15/22		EUR	180	159,987
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	(a)		1,100	1,105,588
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19			75	76,254
Trinseo Materials Operating SCA /Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, RegS
6.375%	05/01/22		EUR	103	110,501
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19			555	558,944
2.375%	12/17/18			250	252,582
6.550%	10/01/17			200	219,161

					3,069,163

Multi-National — 0.1%
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17			1,966	1,976,953

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23			586	590,272
5.500%	12/01/24			466	466,000
6.000%	08/15/22	(a)		425	444,231

					1,500,503

Oil & Gas — 1.6%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22			181	155,660
5.375%	11/01/21			296	260,480
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.375%	09/15/22			106	31,734
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23			377	245,050
6.750%	04/15/21			386	269,235
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19			500	503,696
3.200%	03/11/16			200	202,347

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	(a)	66	$42,446
5.500%	09/15/21	(a)	1,208	736,880
6.000%	11/15/24	(a)	1,861	1,108,458
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23		324	282,107
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		44	28,696
6.125%	02/15/21		163	113,591
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		475	476,704
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18		200	197,774
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		900	887,114
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
1.625%	04/30/17		1,100	1,097,952
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		533	507,683
6.500%	01/15/22		66	65,010
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		100	123,901
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		403	386,880
7.750%	02/15/23		175	171,500
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		34	18,360
5.500%	05/01/22	(a)	460	273,700
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21		897	941,850
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	(a)	150	114,375
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	(a)	317	233,984
9.375%	05/01/20	(a)	945	812,700
Gulfport Energy Corp.,
Gtd. Notes
7.750%	11/01/20		333	327,173
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	302	251,037
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17		225	223,139

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		277	$235,450
5.750%	10/01/25		175	154,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		142	112,802
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		284	274,770
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		230	58,650
7.750%	02/01/21		340	78,200
8.625%	04/15/20		10	2,700
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		600	599,869
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		395	351,082
Matador Resources Co.,
Gtd. Notes, 144A
6.875%	04/15/23		117	112,320
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		359	280,917
6.500%	03/15/21		708	580,560
7.000%	03/31/24		2,261	1,797,495
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		484	295,240
7.625%	05/01/21		141	95,175
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		1,115	1,014,650
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/22		18	17,966
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		93	73,470
6.875%	03/15/22	(a)	109	86,361
6.875%	01/15/23		268	207,700
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		690	688,061
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20		110	64,900
Paramount Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/23		266	228,760
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		525	509,250
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		235	233,825

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	(a)	EUR	100	$77,058
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	(a)		300	297,063
5.500%	01/21/21			100	105,145
6.375%	01/23/45			650	583,960
Gtd. Notes, 144A
4.500%	01/23/26	(a)		500	460,950
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24			355	282,225
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23			380	317,680
5.375%	10/01/22			233	198,050
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23	(a)		246	217,556
5.750%	06/01/21			107	100,847
RSP Permian, Inc.,
Gtd. Notes
6.625%	02/01/20			268	257,280
Gtd. Notes, 144A
6.625%	10/01/22			122	117,120
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)		1,185	793,950
7.750%	06/15/21	(a)		147	108,780
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23			168	144,480
8.250%	05/15/20			1,779	1,672,260
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22			176	68,640
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16			1,500	1,503,350
2.125%	05/11/20			350	350,362
4.375%	05/11/45			500	494,426
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24			193	163,326
5.625%	06/01/25			50	43,000
6.125%	11/15/22			1,515	1,402,890
6.500%	11/15/21			212	201,400
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18			500	503,126
2.750%	11/10/21	(a)		1,035	1,036,726
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22			348	299,280
7.500%	07/01/21			291	279,360
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23			164	159,900

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		800	$808,463
Transocean, Inc.,
Gtd. Notes
3.000%	10/15/17		323	292,315
4.300%	10/15/22		47	29,023
6.000%	03/15/18	(a)	438	400,770
6.500%	11/15/20	(a)	138	105,570
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		600	659,079
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		281	243,205
6.250%	04/01/23		390	337,350
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		259	208,495

				34,569,849

Oil & Gas Services
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20	(a)	675	421,875
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		200	161,760

				583,635

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	(a)	675	644,625
Sr. Sec’d. Notes, RegS
4.250%	01/15/22		EUR 330	361,369
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		61	57,035
5.000%	03/15/22		160	160,400
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		158	155,630
6.000%	06/15/17		324	317,115
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		271	265,580
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22		EUR 100	115,041
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		155	150,350
8.750%	12/15/20		1,028	989,656
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.875%	08/15/19		144	149,040

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	51	$51,510
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		225	222,469
5.125%	12/01/24		213	208,740
6.875%	07/15/33		184	184,460
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19		EUR 100	109,506

				4,142,526

Pharmaceuticals — 1.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22	(a)	1,025	1,012,561
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		600	600,257
2.500%	05/14/20		320	318,232
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	893,541
3.450%	03/15/22		740	731,517
3.850%	06/15/24		900	881,588
4.750%	03/15/45	(a)	115	104,415
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,095,692
4.250%	03/01/45		700	653,874
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		400	517,022
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	06/23/20	(a)	470	469,825
5.250%	06/23/45		115	116,075
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,353,962
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19	(a)	162	162,000
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	348,700
DPx Holdings B.V.,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		160	161,600
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	12/15/20		97	100,880
7.250%	01/15/22		101	106,555
Endo Finance LLC/Endo Ltd.,
Gtd. Notes, 144A
6.000%	07/15/23		851	840,363
6.000%	02/01/25	(a)	1,247	1,211,149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		400	$404,552
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16		600	600,841
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22		321	317,591
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17		500	530,061
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	(a)	135	123,862
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24		1,100	1,138,563
4.400%	05/06/44		700	751,685
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22		130	140,400
5.000%	12/01/24		110	119,350
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43	(a)	500	495,197
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		1,500	1,491,563
6.750%	08/15/21		120	121,200
7.000%	10/01/20		565	576,300
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		1,086	1,055,456
5.500%	03/01/23		595	565,250
5.625%	12/01/21	(a)	829	787,550
5.875%	05/15/23		2,033	1,942,786
6.125%	04/15/25	(a)	1,784	1,699,260
7.500%	07/15/21		160	164,800
Gtd. Notes, RegS
4.500%	05/15/23		EUR 275	274,189
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16		400	400,271

				25,380,535

Pipelines — 0.8%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	791,942
4.350%	10/15/24		600	562,143
5.850%	11/15/43		100	91,503
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,251	1,126,525
7.500%	10/15/20		272	270,640
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		675	682,773

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
6.050%	06/01/41		100	$88,717
9.000%	04/15/19		71	83,389
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		325	286,000
6.750%	08/01/22	(a)	180	168,930
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21		250	239,063
5.625%	09/01/41		300	246,785
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	140	137,456
4.300%	06/01/25	(a)	790	709,696
5.550%	06/01/45		870	722,652
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43		500	474,299
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		845	775,457
4.875%	06/01/25		405	372,519
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		79	75,050
7.768%	12/15/37		375	315,000
9.625%	06/01/19	(a)	182	172,900
ONEOK, Inc.,
Sr. Unsec’d. Notes
7.500%	09/01/23		170	163,730
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23	(a)	68	58,990
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21		400	426,112
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		277	267,997
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20		240	232,800
6.000%	01/15/19		545	523,200
6.850%	07/15/18		150	150,000
6.875%	04/15/40		517	480,810
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		269	236,720
Gtd. Notes, 144A
5.625%	11/15/23	(a)	195	169,650
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		450	417,375
5.625%	04/15/23		283	251,163
5.750%	05/15/24		2,134	1,899,260
Sr. Sec’d. Notes, 144A
5.625%	03/01/25		459	404,494

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		347	$335,723
7.500%	11/30/16		1,000	1,022,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)	278	231,435
5.250%	05/01/23		348	308,850
6.375%	08/01/22		173	165,431
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
6.250%	10/15/22		507	494,325
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	(a)	150	118,940
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24		600	544,370

				17,297,314

Real Estate — 0.1%
Aroundtown Property Holdings PLC (Cyprus),
Sr. Sec’d. Notes
3.000%	12/09/21		EUR 200	207,547
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17		437	446,833
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		1,082	1,127,985
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	515	518,863
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18		210	213,150
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	293,605

				2,807,983

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		600	598,986
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		1,200	1,197,523
3.400%	02/15/19		325	334,547
3.450%	09/15/21		400	401,806
5.000%	02/15/24		575	604,124
5.050%	09/01/20		200	218,589
5.900%	11/01/21		200	226,424
Communications Sales & Leasing, Inc.,
Gtd. Notes
8.250%	10/15/23		549	469,395
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		102	90,780

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		50	$51,975
5.250%	01/15/23		817	864,141
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		38	37,810
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	(a)	289	283,943
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		160	158,400
5.875%	01/15/22		375	386,250
5.875%	10/15/24		255	257,550
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18		600	662,588
iStar Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17		135	129,937
5.000%	07/01/19		95	90,250
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/23		521	518,395
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		300	314,105
5.650%	02/01/20		100	113,478
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17		300	328,335

				8,339,331

Retail — 1.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	736	747,040
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		500	528,211
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		248	256,680
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17		725	725,924
2.500%	04/15/21		840	832,135
3.250%	04/15/25	(a)	650	637,605
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	(a)	244	242,170
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		500	507,268
5.125%	07/20/45		400	429,981
5.300%	12/05/43	(a)	300	331,000
6.125%	08/15/16		400	417,999

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20			136	$139,454
5.750%	03/01/23			2,189	2,271,087
Family Dollar Stores, Inc.,
Sr. Sec’d. Notes
5.000%	02/01/21			290	302,616
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19		EUR	210	140,671
Hillman Group, Inc. (The),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/22			216	198,720
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36			700	860,348
5.950%	04/01/41			300	377,915
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45			65	65,751
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22			800	784,918
3.250%	06/10/24			800	797,278
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21			1,083	1,115,490
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21			200	216,106
4.875%	01/14/21			400	441,981
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23			179	180,343
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24			379	371,420
5.750%	10/01/22	(a)		683	684,707
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24		GBP	32	44,379
5.943%	09/30/22		GBP	116	171,965
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.084%(c)	10/15/27		GBP	186	256,047
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)		387	396,675
9.250%	03/15/20			333	353,813
Gtd. Notes, 144A
6.125%	04/01/23			1,339	1,328,957
Sr. Unsec’d. Notes
7.700%	02/15/27			288	328,320
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16			475	475,776
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19		EUR	230	269,148

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Travis Perkins PLC (United Kingdom),
Gtd. Notes
4.375%	09/15/21		GBP 140	$214,153
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset-Backed
5.659%	06/30/27		GBP 353	541,584
6.464%	03/30/32		GBP 100	133,882
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		100	109,669
Walgreens Boots Alliance, Inc.,
Gtd. Notes
1.750%	11/17/17	(a)	805	807,983
2.700%	11/18/19		1,100	1,114,846
4.800%	11/18/44		650	623,102
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16		300	303,687
4.750%	10/02/43		600	648,359
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19		500	552,364

				23,279,527

Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		65	40,300
7.500%	08/15/22		105	67,200
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20		345	346,045
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20		505	511,697
3.300%	10/01/21		200	210,078
4.250%	12/15/42		300	290,090
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	174,391
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	252,146
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24		682	625,735
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	(a)	1,522	1,525,805
5.750%	03/15/23		223	231,920
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	(a)	645	642,554
4.800%	05/20/45		400	349,794
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25		585	549,169
5.625%	11/01/24	(a)	140	139,650

				5,956,574

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.4%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23		490	$492,450
Ensemble S Merger Sub, Inc.,
Sr. Notes, 144A
9.000%	09/30/23		392	379,260
Fidelity National Information Services, Inc.,
Gtd. Notes
3.875%	06/05/24		1,000	951,737
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		371	406,709
11.750%	08/15/21		370	410,700
Sec’d. Notes, 144A
8.250%	01/15/21		1,536	1,593,600
8.750%	01/15/22		192	200,640
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		798	790,020
6.750%	11/01/20		575	600,875
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	(a)	177	181,425
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	(a)	520	457,600
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22		892	818,410
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		218	216,910
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	429	409,695
MSCI, Inc.,
Gtd. Notes, 144A
5.750%	08/15/25		252	253,890
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		332	331,170
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		199	197,383
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19		195	209,527
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23		267	271,673

				9,173,674

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		340	352,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications — 2.2%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20		411	$432,577
Sr. Unsec’d. Notes
6.450%	03/15/29		1,062	1,051,380
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		485	468,272
6.625%	02/15/23		445	428,034
Sr. Sec’d. Notes, RegS
5.250%	02/15/23		EUR 100	109,729
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		200	186,500
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		457	403,588
7.750%	05/15/22		730	664,300
Gtd. Notes, RegS
6.250%	02/15/25		EUR 167	163,710
7.250%	05/15/22		EUR 312	328,584
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		1,180	1,132,800
Altice US Finance II Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	(a)	371	328,335
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		585	516,263
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18		1,600	1,617,000
2.400%	08/15/16		100	101,117
2.450%	06/30/20	(a)	215	211,686
4.750%	05/15/46	(a)	905	829,249
5.550%	08/15/41		500	507,379
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	209	96,140
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		396	313,830
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17		225	224,709
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	747,365
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		435	404,820
6.450%	06/15/21		125	114,375
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19	(a)	1,000	1,012,541
2.450%	06/15/20	(a)	1,100	1,116,811
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25		466	447,071

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			97	$92,635
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	(a)		379	376,157
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22			235	210,325
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			369	318,263
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			985	898,813
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	(a)		125	118,437
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21			370	308,025
6.875%	01/15/25			485	383,150
7.125%	01/15/23			250	205,475
7.625%	04/15/24			111	92,685
Sr. Unsec’d. Notes, 144A
11.000%	09/15/25			757	732,397
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			196	190,610
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)		1,278	1,054,350
6.625%	12/15/22	(a)		315	245,700
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/25			900	892,819
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22	(a)		1,040	1,011,400
5.625%	02/01/23			293	287,873
6.125%	01/15/21			90	92,521
Gtd. Notes, 144A
5.125%	05/01/23	(a)		314	300,263
5.375%	05/01/25			1,002	951,269
Neptune Finco Corp. (Netherlands),
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23			595	601,694
10.875%	10/15/25			543	548,430
6.625%	10/15/25			620	623,100
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39			276	288,420
Orange SA (France),
Jr. Sub. Notes, MTN
4.000%(c)	10/29/49		EUR	200	218,732
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23			189	189,473

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19		EUR	220	$249,517
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			300	317,438
Sable International Finance Ltd. (United Kingdom),
Gtd. Notes, 144A
6.875%	08/01/22			267	269,003
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)		350	251,125
8.750%	03/15/32			405	314,887
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			688	688,000
9.000%	11/15/18			231	242,388
Sr. Unsec’d. Notes
6.000%	12/01/16			427	420,862
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24			1,215	935,064
7.625%	02/15/25			150	116,156
7.875%	09/15/23			1,696	1,372,700
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34			620	573,500
Telecom Italia Finance SA (Italy),
Gtd. Notes, MTN
7.750%	01/24/33		EUR	85	121,417
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
5.875%	05/19/23		GBP	450	722,735
6.375%	06/24/19		GBP	200	327,671
Telefonica Europe BV (Spain),
Gtd. Notes
4.200%(c)	12/29/49		EUR	200	218,453
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22		EUR	232	274,144
6.750%	08/15/24		EUR	137	164,489
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23			354	341,610
6.125%	01/15/22			73	70,445
6.375%	03/01/25			1,125	1,080,000
6.500%	01/15/24			522	506,014
6.542%	04/28/20			325	330,281
6.731%	04/28/22			155	154,613
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17			800	798,879
2.000%	11/01/16	(a)		1,600	1,617,008
3.000%	11/01/21			565	563,449
3.650%	09/14/18			800	843,272
4.400%	11/01/34			710	660,625
4.600%	04/01/21			400	431,462
4.750%	11/01/41			400	372,804
5.012%	08/21/54			100	91,014

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
5.050%	03/15/34	(a)		500	$498,845
6.550%	09/15/43	(a)		950	1,122,372
6.900%	04/15/38			200	242,627
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			580	545,200
Gtd. Notes, RegS
7.000%	04/15/23		GBP	102	159,035
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		GBP	742	1,133,250
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17	(a)		800	795,541
2.950%	02/19/23			600	568,145
4.375%	02/19/43			275	239,830
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	(a)		200	207,000
Sr. Sec’d. Notes, RegS
4.000%	07/15/20		EUR	720	792,464

					46,936,515

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21			319	315,810

Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16			50	50,707

Transportation — 0.3%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23			232	210,540
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	(a)		300	287,338
4.550%	09/01/44			535	524,752
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19			405	396,900
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19		EUR	358	416,126
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19			1,085	1,079,575
JCH Parent, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19			843	590,298
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16			325	329,421
Silk Bidco A/S (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22		EUR	100	114,813

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
WFS Global Holding SAS (France),
Gtd. Notes, RegS
9.500%	07/15/22		EUR	100	$112,858
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22			864	730,620
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19	(a)		989	964,275

					5,757,516

TOTAL CORPORATE BONDS (cost $511,718,035)					492,624,784

FOREIGN GOVERNMENT BONDS — 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	175	213,531
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
1.500%	04/15/16		EUR	5	6,487
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19			1,100	1,104,073
4.000%	01/29/21			100	107,663
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16		EUR	5	6,104
2.550%	09/15/41		EUR	65	95,211
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23		EUR	35	51,277
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24		EUR	565	715,404
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24		JPY	66,400	587,980
Mexican Udibonos (Mexico),
Bonds
4.000%	06/13/19		MXN	1,000	338,604
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46	(a)		200	178,000
6.050%	01/11/40			494	540,930
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			800	730,000
6.750%	09/27/34	(a)		500	597,500
3.500%	01/21/21	(a)		475	483,313
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30		NZD	534	382,495
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27			509	498,820
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	(a)		332	321,708
4.500%	01/28/26			1,100	1,069,750

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.550%	11/30/19	EUR	250	$284,601

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,832,473)				8,313,451

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		100	132,950
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40		200	242,634
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34		150	179,667
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40		200	235,724
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		400	578,100

				1,369,075

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37		175	176,591

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		225	225,855

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		100	112,456
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35		200	218,180

				330,636

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		400	553,112

New York
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40		215	265,723
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		200	193,272

				458,995

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41		100	137,069

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	$252,350

Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	261,628

TOTAL MUNICIPAL BONDS (cost $3,772,109)			3,765,311

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	195	196,719
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	157	162,229
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	82	83,856
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.971%(c)	01/26/35	66	65,443
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.799%(c)	01/25/24	533	534,952
Series 2014-C03, Class 1M1
1.399%(c)	07/25/24	1,582	1,578,644
Series 2014-C03, Class 2M1
1.399%(c)	07/25/24	866	863,583
Series 2014-C04, Class 1M1
2.149%(c)	11/25/24	930	936,033
Series 2015-C01, Class 1M1
1.699%(c)	02/25/25	1,780	1,784,393
Series 2015-C02, Class 2M1
1.399%(c)	05/25/25	590	588,496
Fannie Mae REMICS,
Series 2014-92, Class FB
0.504%(c)	01/25/45	1,859	1,855,833
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
2.599%(c)	08/25/24	3,000	3,034,866
Series 2014-DN4, Class M2
2.599%(c)	10/25/24	250	251,905
Series 2014-HQ2, Class M1
1.649%(c)	09/25/24	423	424,440
Series 2015-DN1, Class M2
2.599%(c)	01/25/25	300	303,635
Series 2015-DNA2, Class M1
1.349%(c)	12/25/27	244	244,330
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.599%(c)	10/20/38	1,676	1,688,519
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	22	21,990

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.649%(c)	11/25/23	2,567	$2,569,439

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,175,644)			17,189,305

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%
Fannie Mae Interest Strip
3.577%(s)	05/15/29	780	498,053
Fannie Mae Principal Strip
3.498%(s)	03/23/28	250	167,826
3.838%(s)	05/15/30	1,720	1,059,362
Federal Farm Credit Banks
1.690%	04/09/20	6,000	6,001,086
2.000%	04/04/22	447	446,990
Federal Home Loan Banks
3.375%	12/08/23	500	537,321
4.000%	09/01/28	245	275,722
5.375%	08/15/24	750	922,440
Federal Home Loan Mortgage Corp.
0.850%	05/18/17	500	500,378
1.020%	10/16/17	1,867	1,867,610
1.755%(c)	06/01/43	64	65,543
2.472%(c)	05/01/43	61	61,991
2.500%	TBA	3,550	3,618,923
2.516%(c)	08/01/43	23	23,511
3.000%	03/01/27-04/01/45	7,112	7,268,826
3.000%	TBA	500	505,129
3.000%	TBA	1,550	1,612,484
3.087%(c)	08/01/41	209	220,450
3.500%	03/01/32-08/01/45	8,252	8,622,980
3.500%	TBA	1,900	1,976,891
3.500%	TBA	840	885,727
4.000%	06/01/44	1,149	1,230,078
4.000%	TBA	6,450	6,866,049
4.000%	TBA	1,200	1,254,244
4.500%	06/01/38-01/01/42	2,996	3,272,798
4.500%	TBA	700	757,531
4.500%	TBA	1,000	1,035,508
5.000%	01/01/37-03/01/38	538	590,792
5.000%	TBA	400	415,141
5.500%	06/01/35-08/01/38	508	563,205
5.500%	TBA	1,900	2,106,477
6.000%	09/01/36	272	307,325
Federal National Mortgage Assoc.
1.000%	09/27/17	34	34,153
1.625%	01/21/20	500	505,155
1.894%(c)	04/01/43	116	119,959
1.933%(c)	05/01/43	432	445,519
2.065%(c)	06/01/43	216	220,739
2.477%(c)	08/01/42	275	284,761
2.497%(s)	10/09/19	3,500	3,250,205
2.500%	09/01/28-04/01/45	2,919	2,953,951
2.625%	09/06/24	2,708	2,773,138
2.802%(c)	08/01/41	353	373,597
3.000%	01/01/27-05/01/45	13,098	13,368,134

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	06/01/44		661		$716,409
5.000%	12/01/39-05/01/41		3,115		3,435,492
5.500%	04/01/36-08/01/37		754		847,179
6.000%	03/01/34		2,763		3,150,959
6.320%	12/20/27		251		338,112
2.500%	TBA		3,200		3,262,300
3.000%	TBA		592		600,309
3.000%	TBA		3,764		3,919,072
3.500%	05/01/32-09/01/45		15,543		16,297,843
3.500%	TBA		10,851		11,319,497
3.500%	TBA		1,400		1,478,750
4.000%	05/01/26-07/01/45		6,092		6,517,102
4.000%	TBA		4,400		4,684,798
4.000%	TBA		32,438		34,601,078
4.000%	TBA		1,000		1,046,563
4.500%	TBA		10,800		11,697,243
4.500%	TBA		13,728		14,881,366
5.000%	TBA		3,600		3,964,289
5.000%	TBA		2,960		3,261,377
5.000%	TBA		400		415,469
5.500%	TBA		500		558,486
Financing Corp., Debs.
0.078%(s)	12/06/16		500		496,192
1.739%(s)	11/02/18		2,000		1,917,996
Government National Mortgage Assoc.
3.000%	05/15/43-08/20/45		7,418		7,582,534
3.000%	TBA		900		918,404
3.000%	TBA		400		408,209
3.500%	12/20/42-07/20/45		9,647		10,128,177
3.500%	TBA		800		837,137
4.000%	12/15/40		150		160,684
4.000%	TBA		1,650		1,758,750
4.500%	08/15/39-09/20/43		4,592		4,970,160
4.500%	TBA		1,000		1,083,594
5.000%	10/20/39		655		727,889
5.000%	TBA		1,000		1,082,656
5.000%	TBA		2,000		2,197,812
5.500%	07/20/40		1,119		1,243,998
6.000%	09/20/38-10/20/38		551		620,800
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500		629,931
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		350		351,741
5.880%	04/01/36	(a)	180		236,532

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $242,166,204)					244,214,591

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
3.375%	05/15/44		1,000		1,097,526
6.250%	05/15/30		—	(r)	149
U.S. Treasury Inflation Indexed Bonds
0.375%	07/15/23-07/15/25		8,115		8,009,503
0.125%	04/15/16-07/15/24		20,903		21,567,996
0.250%	01/15/25		1,010		975,419
0.625%	07/15/21-02/15/43		3,458		3,358,725
0.750%	02/15/42-02/15/45		1,648		1,510,039
1.125%	01/15/21		1,805		2,046,329
1.250%	07/15/20		760		873,108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.375%	07/15/18-02/15/44		1,955	$2,182,607
1.750%	01/15/28		1,200	1,511,034
2.000%	01/15/26	(k)	790	1,065,682
2.125%	02/15/40-02/15/41		1,283	1,663,987
2.375%	01/15/25-01/15/27		2,630	3,775,268
2.500%	07/15/16-01/15/29		954	1,271,502
3.375%	04/15/32		100	184,250
3.625%	04/15/28		720	1,407,914
3.875%	04/15/29		900	1,801,267
U.S. Treasury Notes
1.125%	03/31/20		3,569	3,540,651
1.375%	07/31/18		20,512	20,786,820
U.S.Treasury Strip Coupon
2.045%(s)	05/15/25		3,420	2,759,403

TOTAL U.S. TREASURY OBLIGATIONS (cost $82,063,324)				81,389,179

TOTAL LONG-TERM INVESTMENTS (cost $1,695,032,800)				1,643,476,651

			Shares
SHORT-TERM INVESTMENTS — 39.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 39.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $853,047,432; includes $246,157,542 of cash collateral received for securities on loan)(b)(w)			853,047,432	853,047,432

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $128.50			14	11,375
expiring 12/24/15, Strike Price $129.00			14	14,219
Currency Option AUD vs USD,
expiring 10/29/15, @ FX Rate 0.80	Deutsche Bank AG	AUD	6	2
Currency Option NZD vs USD,
expiring 12/10/15, @ FX Rate 0.68	Deutsche Bank AG	NZD	7	1,674
Currency Option USD vs CAD,
expiring 10/16/15, @ FX Rate 1.31	JPMorgan Chase		5	8,801
Currency Option USD vs JPY,
expiring 10/15/15, @ FX Rate 122.00	Barclays Capital Group		14	3,848

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 10/30/15, @ FX Rate 126.50	Deutsche Bank AG		5	$402

				40,321

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $126.00			23	1,437
90 Day Euro Dollar Futures,
expiring 10/16/15, @ FX Rate 98.75			115	287
Currency Option AUD vs USD,
expiring 11/06/15, @ FX Rate 0.70	BNP Paribas	AUD	7	5,906
Currency Option CHF vs NOK,
expiring 08/02/16, @ FX Rate 7.72	Deutsche Bank AG	CHF	9	4,045
Currency Option CHF vs SEK,
expiring 03/18/16, @ FX Rate 8.26	JPMorgan Chase	CHF	5	4,872
Currency Option EUR vs USD,
expiring 12/04/15, @ FX Rate 1.11	Deutsche Bank AG	EUR	20	49,591
Currency Option NZD vs USD,
expiring 10/30/15, @ FX Rate 0.65	BNP Paribas	NZD	7	11,125
Currency Option USD vs JPY,
expiring 10/30/15, @ FX Rate 113.50	Barclays Capital Group		9	1,161
Currency Option USD vs MXN,
expiring 10/27/15, @ FX Rate 15.50	Goldman Sachs & Co.		2	46
Interest Rate Swap Options,
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		12	2,066
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG		4	4,303
Pay a fixed rate of 3.25% and receive a floating rate based on, expiring 03/16/16	Deutsche Bank AG		8	5,996

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 3.35% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG	8	$1,775
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG	14	609

			93,219

TOTAL OPTIONS PURCHASED (cost $176,901)			133,540

TOTAL SHORT-TERM INVESTMENTS (cost $853,224,333)			853,180,972

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.6% (cost $2,548,257,133)			2,496,657,623

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Government National Mortgage Assoc.
3.500%	TBA	2,850	(2,986,154)
4.000%	TBA	300	(319,623)
4.500%	TBA	1,150	(1,235,352)

TOTAL SECURITIES SOLD SHORT (proceeds received $4,532,328)			(4,541,129)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $130.00			14	(3,500)
expiring 12/24/15, Strike Price $130.50			14	(7,656)
Currency Option AUD vs USD,
expiring 10/29/15, @ FX Rate 0.80	BNP Paribas	AUD	6	(5)
Currency Option CHF vs SEK,
expiring 03/18/16, @ FX Rate 9.10	JPMorgan Chase	CHF	5	(4,853)
Currency Option EUR vs USD,
expiring 12/04/15, @ FX Rate 1.18	Deutsche Bank AG	EUR	10	(2,320)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Currency Option NZD vs USD,
expiring 12/10/15, @ FX Rate 0.68	BNP Paribas	NZD	7	$(1,674)
Currency Option USD vs CAD,
expiring 10/16/15, @ FX Rate 1.31	Citigroup Global Markets		5	(9,193)
Currency Option USD vs JPY,
expiring 10/30/15, @ FX Rate 126.50	Barclays Capital Group		5	(452)
expiring 11/25/15, @ FX Rate 126.50	Deutsche Bank AG		9	(1,867)
Currency Option USD vs MXN,
expiring 10/27/15, @ FX Rate 17.25	Goldman Sachs & Co.		2	(2,708)
Interest Rate Swap Options,
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 12/22/15	UBS AG	EUR	4	(29,701)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Deutsche Bank AG		13	(21,253)
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, expiring 01/19/16	Deutsche Bank AG		13	(24,292)
Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR, expiring 02/13/17	Deutsche Bank AG		10	(19,364)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG		3	(7,694)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 03/16/17	Deutsche Bank AG		3	(8,013)

				(144,545)

Put Options
Currency Option AUD vs USD,
expiring 12/10/15, @ FX Rate 0.66	BNP Paribas	AUD	13	(6,437)
Currency Option NZD vs USD,
expiring 10/30/15, @FX Rate 0.65	Deutsche Bank AG	NZD	7	(11,127)
Currency Option USD vs JPY,
expiring 10/30/15, @ FX Rate 113.50	Barclays Capital Group		5	(577)
expiring 10/30/15, @ FX Rate 113.50	Deutsche Bank AG		5	(769)
expiring 11/25/15, @ FX Rate 114.00	Deutsche Bank AG		9	(3,236)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 12/22/15	UBS AG	EUR 4	$(10,107)
Receive a fixed rate of 2.55% and pay a floating rate based on 3-month LIBOR, expiring 01/15/16	Deutsche Bank AG	4	(15,802)
Receive a fixed rate of 2.70% and pay a floating rate based on , expiring 01/19/16	Deutsche Bank AG	13	(2,783)
Receive a fixed rate of 2.75% and pay a floating rate based on , expiring 01/19/16	Deutsche Bank AG	13	(2,320)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 02/13/17	Deutsche Bank AG	10	(16,722)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	6	(15,649)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	6	(7,870)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/06/17	Deutsche Bank AG	3	(3,869)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/16/17	Deutsche Bank AG	3	(4,202)

			(101,470)

TOTAL OPTIONS WRITTEN (premiums received $328,012)			(246,015)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.4% (cost $2,543,396,793)			2,491,870,479
Liabilities in excess of other assets(x) — (14.4)%			(313,310,749)

NET ASSETS — 100.0%			$2,178,559,730

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $242,480,212; cash collateral of $246,157,542 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
145	90 Day Euro Dollar	Sep. 2016	$35,823,862	$35,963,625	$139,763
95	2 Year U.S. Treasury Notes	Dec. 2015	20,810,221	20,807,969	(2,252)
300	5 Year U.S. Treasury Notes	Dec. 2015	36,043,310	36,154,688	111,378
772	10 Year U.S. Treasury Notes	Dec. 2015	98,392,845	99,382,938	990,093
15	20 Year U.S. Treasury Bonds	Dec. 2015	2,373,940	2,360,156	(13,784)
2	30 Year Euro BUXL	Dec. 2015	342,328	348,050	5,722
125	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	20,317,449	20,050,781	(266,668)
166	ASX SPI 200 Index	Dec. 2015	14,914,017	14,584,860	(329,157)
222	Australian Dollar Currency	Dec. 2015	15,295,800	15,513,360	217,560
496	British Pound Currency	Dec. 2015	47,048,559	46,850,300	(198,259)
263	Canadian Dollar Currency	Dec. 2015	19,838,058	19,693,440	(144,618)
2,168	Euro STOXX 50	Dec. 2015	77,061,457	74,880,583	(2,180,874)
461	FTSE 100 Index	Dec. 2015	42,674,684	41,971,538	(703,146)
492	Japanese Yen Currency	Dec. 2015	51,786,055	51,309,450	(476,605)
1,494	Mini MSCI Emerging Markets Index	Dec. 2015	59,472,945	59,095,170	(377,775)
618	NASDAQ 100 E-Mini Index	Dec. 2015	52,956,706	51,454,680	(1,502,026)
345	Nikkei 225 Index	Dec. 2015	51,918,249	50,010,836	(1,907,413)
20	S&P 500 E-Mini	Dec. 2015	1,939,750	1,908,700	(31,050)
168	S&P/TSX 60 Index	Dec. 2015	19,954,800	19,638,816	(315,984)
168	Swiss Franc Currency	Dec. 2015	21,657,300	21,592,200	(65,100)

					(7,050,195)

Short Positions:
6	90 Day Euro Dollar	Dec. 2015	1,491,931	1,493,775	(1,844)
145	90 Day Euro Dollar	Sep. 2017	35,574,650	35,771,500	(196,850)
5	2 Year U.S. Treasury Notes	Dec. 2015	1,092,864	1,095,156	(2,292)
9	5 Year Euro-Bobl	Dec. 2015	1,292,101	1,297,510	(5,409)
712	5 Year U.S. Treasury Notes	Dec. 2015	85,367,908	85,807,125	(439,217)
7	10 Year Euro-Bund	Dec. 2015	1,201,368	1,221,693	(20,325)
4	10 Year Japanese Bonds	Dec. 2015	4,928,771	4,940,108	(11,337)
7	10 Year U.K. Gilt	Dec. 2015	1,243,991	1,260,752	(16,761)
1	10 Year U.S. Treasury Notes	Dec. 2015	127,164	128,734	(1,570)
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	2,245,814	2,245,688	126
336	Euro Currency	Dec. 2015	46,928,810	46,951,800	(22,990)
3	Euro-BTP Italian Government Bond	Dec. 2015	449,264	456,874	(7,610)
30	Russell 2000 Mini Index	Dec. 2015	3,479,405	3,287,700	191,705
439	S&P 500 E-Mini	Dec. 2015	42,663,730	41,895,965	767,765

					233,391

					$(6,816,804)

(1)	Cash of $27,663,430 and U.S. Treasury Obligation with a market value of $71,495 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/10/15	Deutsche Bank AG	AUD	100	$71,755	$70,032	$(1,723)
Canadian Dollar,
Expiring 10/20/15	Barclays Capital Group	CAD	275	205,103	206,048	945
Expiring 10/20/15	Goldman Sachs & Co.	CAD	86	65,082	64,437	(645)
Expiring 10/20/15	Morgan Stanley	CAD	140	104,546	104,897	351
Euro,
Expiring 10/20/15	Barclays Capital Group	EUR	509	569,824	568,932	(892)
Expiring 10/20/15	Goldman Sachs & Co.	EUR	461	521,491	515,279	(6,212)
Expiring 10/20/15	Goldman Sachs & Co.	EUR	222	245,026	248,139	3,113
Expiring 10/20/15	Goldman Sachs & Co.	EUR	198	222,827	221,313	(1,514)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/20/15	Hong Kong & Shanghai Bank	EUR	289	$328,230	$323,028	$(5,202)
Expiring 10/20/15	Morgan Stanley	EUR	437	489,285	488,454	(831)
Expiring 12/08/15	Citigroup Global Markets	EUR	400	448,807	447,486	(1,321)
Expiring 12/08/15	Citigroup Global Markets	EUR	215	241,413	240,524	(889)
Expiring 12/08/15	Citigroup Global Markets	EUR	25	28,054	27,968	(86)
Expiring 12/08/15	Deutsche Bank AG	EUR	203	227,619	226,540	(1,079)
Expiring 12/08/15	Deutsche Bank AG	EUR	105	116,796	117,465	669
Expiring 12/08/15	Deutsche Bank AG	EUR	105	117,099	117,465	366
Expiring 12/08/15	Hong Kong & Shanghai Bank	EUR	203	227,792	226,540	(1,252)
Expiring 12/08/15	UBS AG	EUR	400	452,648	447,486	(5,162)
Expiring 12/08/15	UBS AG	EUR	390	440,228	436,299	(3,929)
Japanese Yen,
Expiring 10/05/15	Goldman Sachs & Co.	JPY	11,195	93,146	93,322	176
Expiring 10/05/15	Goldman Sachs & Co.	JPY	5,647	46,990	47,079	89
Expiring 10/19/15	Barclays Capital Group	JPY	33,899	282,936	282,639	(297)
Expiring 10/19/15	Deutsche Bank AG	JPY	31,953	267,064	266,414	(650)
Mexican Peso,
Expiring 10/20/15	Barclays Capital Group	MXN	3,568	211,337	210,695	(642)
New Zealand Dollar,
Expiring 10/20/15	Standard Chartered PLC	NZD	286	184,068	182,563	(1,505)

				$6,209,166	$6,181,044	(28,122)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/20/15	Goldman Sachs & Co.	AUD	13	$9,291	$9,115	$176
Expiring 11/10/15	BNP Paribas	AUD	100	71,403	70,031	1,372
Expiring 11/10/15	BNP Paribas	AUD	100	69,925	70,032	(107)
British Pound,
Expiring 10/20/15	Hong Kong & Shanghai Bank	GBP	5,176	8,052,950	7,829,217	223,733
Expiring 10/20/15	Hong Kong & Shanghai Bank	GBP	94	146,297	142,185	4,112
Canadian Dollar,
Expiring 10/20/15	Westpac Banking Corp.	CAD	6,316	4,891,399	4,732,362	159,037
Euro,
Expiring 10/05/15	Bank of America	EUR	8	9,048	8,939	109
Expiring 10/05/15	State Street Bank	EUR	40	44,602	44,700	(98)
Expiring 10/05/15	UBS AG	EUR	1,089	1,221,879	1,216,946	4,933
Expiring 10/20/15	Barclays Capital Group	EUR	100	108,988	111,774	(2,786)
Expiring 10/20/15	Goldman Sachs & Co.	EUR	51	55,926	57,005	(1,079)
Expiring 10/20/15	Goldman Sachs & Co.	EUR	9	9,909	10,059	(150)
Expiring 10/20/15	Standard Chartered PLC	EUR	100	110,626	111,775	(1,149)
Expiring 10/20/15	UBS AG	EUR	16,402	18,102,560	18,333,222	(230,662)
Expiring 11/04/15	Barclays Capital Group	EUR	1,121	1,256,082	1,253,283	2,799
Expiring 12/08/15	BNP Paribas	EUR	200	225,990	223,743	2,247
Expiring 12/08/15	Deutsche Bank AG	EUR	205	231,261	229,337	1,924
Expiring 12/08/15	Hong Kong & Shanghai Bank	EUR	400	457,584	447,486	10,098
Expiring 12/08/15	UBS AG	EUR	405	458,501	453,080	5,421
Japanese Yen,
Expiring 10/05/15	Barclays Capital Group	JPY	39,911	330,471	332,705	(2,234)
Expiring 10/05/15	UBS AG	JPY	39,911	329,215	332,705	(3,490)
Expiring 11/05/15	Barclays Capital Group	JPY	62,946	523,571	524,936	(1,365)
Mexican Peso,
Expiring 10/20/15	BNP Paribas	MXN	6,247	392,079	368,893	23,186
New Zealand Dollar,
Expiring 10/20/15	Hong Kong & Shanghai Bank	NZD	874	581,289	557,902	23,387

				$37,690,846	$37,471,432	219,414

						$191,292

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/15/15	Buy	AUD	255	JPY	23,268	$(15,159)	BNP Paribas
12/15/15	Buy	CAD	151	GBP	75	(345)	Citigroup Global Markets
12/15/15	Buy	CAD	81	GBP	40	349	Deutsche Bank AG
03/22/16	Buy	CHF	340	SEK	2,909	2,687	JPMorgan Chase
12/15/15	Buy	GBP	75	CAD	154	(1,887)	Barclays Capital Group
12/15/15	Buy	GBP	40	CAD	82	(753)	Goldman Sachs & Co.
10/15/15	Buy	JPY	23,807	AUD	260	16,146	JPMorgan Chase
03/22/16	Buy	SEK	2,909	CHF	340	(2,720)	Deutsche Bank AG

						$(1,682)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(1)	$—	$1,013	$(1,013)	Deutsche Bank AG
	17,000	09/17/17	0.950%	USCPIU(2)	9,132	—	9,132	Deutsche Bank AG
	10,270	09/24/17	0.955%	USCPIU(1)	6,825	—	6,825	Bank of America
	4,140	09/24/17	0.955%	USCPIU(1)	2,337	—	2,337	Bank of America
	7,868	02/05/20	1.728%	USCPIU(1)	(201,227)	—	(201,227)	JPMorgan Chase
	4,375	09/22/20	1.430%	USCPIU(1)	23,899	—	23,899	Deutsche Bank AG
	4,125	09/22/20	1.430%	USCPIU(1)	22,533	—	22,533	Deutsche Bank AG

					$(136,501)	$1,013	$(137,514)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
11,200	06/15/22	2.430%	3 Month LIBOR(1)	$—	$(484,913)	$(484,913)
3,300	06/22/22	2.150%	3 Month LIBOR(1)	—	(120,862)	(120,862)
3,800	08/06/22	1.991%	3 Month LIBOR(1)	—	(83,683)	(83,683)
200	02/25/25	2.800%	3 Month LIBOR(1)	—	(15,045)	(15,045)
20,509	06/29/25	3.050%	3 Month LIBOR(1)	—	(576,288)	(576,288)
400	09/25/25	2.160%	3 Month LIBOR(2)	—	5,542	5,542
975	05/14/44	3.456%	3 Month LIBOR(2)	—	(204,286)	(204,286)

				$—	$(1,479,535)	$(1,479,535)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	300	*	$41,796	$—	$41,796	Deutsche Bank AG

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Glencore Finance Europe SA	09/20/20	1.000%	EUR	30	6.713%	$(7,199)	$(2,958)	$(4,241)	Citigroup Global Markets
Glencore Finance Europe SA	09/20/20	1.000%	EUR	10	6.713%	(2,400)	(986)	(1,414)	Citigroup Global Markets
Glencore Finance Europe SA	09/20/20	1.000%	EUR	10	6.713%	(2,400)	(1,030)	(1,370)	Credit Suisse First Boston Corp.

						$(11,999)	$(4,974)	$(7,025)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.25.V1	12/20/20	15,370	5.000%	$(30,740)	$6,554	$37,294
CDX.NA.IG.25.V1	12/20/20	11,200	1.000%	70,881	39,283	(31,598)

				$40,141	$45,837	$5,696

Cash of $2,017,136 has been segregated with Barclays Capital Group to cover requirement for open exchange-traded interest rate and credit default swap contracts as of September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015:

					Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)
OTC swap agreements:
			Pay fixed payments on the RMS G
			Index and receive variable
			payments based on the 1 Month
Deutsche Bank AG	11/16/15	100	LIBOR +39bps	$4,775,605	$—	$4,775,605
			Pay fixed payments on the RMS G
			Index and receive variable
			payments based on the 3 Month
Deutsche Bank AG	01/22/16	1,238	LIBOR +35bps	(2,355,380)	—	(2,355,380)
			Pay fixed payments on the BCOM
			Index and receive variable
			payments based on the 1 Month
JPMorgan Chase	03/04/16	44	U.S. Treasury Bill Rate	(838,024)	—	(838,024)

				$1,582,201	$—	$1,582,201

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$352,970,113	$91,125,180	$—
Exchange Traded Funds	166,104,232	—	—
Preferred Stocks	5,850,212	15,099,814	2,981,992
Asset-Backed Securities
Collateralized Loan Obligations	—	5,669,503	—
Non-Residential Mortgage-Backed Securities	—	49,033,584	99,331
Residential Mortgage-Backed Securities	—	7,006,258	—
Bank Loans	—	22,565,971	361,345
Commercial Mortgage-Backed Securities	—	73,852,710	—
Convertible Bonds	—	3,259,785	—
Corporate Bonds	—	491,257,926	1,366,858
Foreign Government Bonds	—	8,313,451	—
Municipal Bonds	—	3,765,311	—
Residential Mortgage-Backed Securities	—	17,189,305	—
U.S. Government Agency Obligations	—	244,214,591	—
U.S. Treasury Obligations	—	81,389,179	—
Affiliated Money Market Mutual Fund	853,047,432	—	—
Options Purchased	27,318	106,222	—
U.S. Government Agency Obligations – short	—	(4,541,129)	—
Options Written	(11,156)	(234,859)	—
Other Financial Instruments*
Futures	(6,816,804)	—	—
OTC Forward Foreign Currency Contracts	—	191,292	—
OTC Cross Currency Exchange Contracts	—	(1,682)	—
OTC interest rate swaps	—	(136,501)	—
Exchange-traded interest rate swaps	—	(1,479,535)	—
OTC credit default swaps	—	29,797	—
Exchange-traded credit default swaps	—	5,696	—
OTC Total Return Swaps	—	1,582,201	—

Total	$1,371,171,347	$1,109,264,070	$4,809,526

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(1,473,839)
Equity contracts	(4,805,754)
Foreign exchange contracts	(454,147)
Interest rate contracts	(4,271)

Total	$(6,738,011)

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
EXCHANGE TRADED FUNDS
iShares Core S&P 500 ETF(a)	319,639	$61,597,632
iShares Core U.S. Aggregate Bond ETF	1,352,636	148,221,853
iShares iBoxx $ High Yield Corporate Bond ETF(a)	100,299	8,353,904
iShares MSCI EAFE ETF(a)	597,758	34,263,488
iShares MSCI EMU ETF(a)	117,466	4,033,782
iShares MSCI Japan ETF(a)	187,025	2,137,696
iShares Russell 2000 ETF(a)	124,016	13,542,547
iShares U.S. Financials ETF(a)	33,879	2,849,563
iShares U.S. Healthcare ETF(a)	18,874	2,640,850
iShares U.S. Technology ETF(a)	35,530	3,513,917

TOTAL EXCHANGE TRADED FUNDS (cost $288,735,705)		281,155,232

SHORT-TERM INVESTMENT — 34.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $98,089,443; includes $96,441,641 of cash collateral for securities on loan)(b)(w)	98,089,443	98,089,443

Value
TOTAL INVESTMENTS — 133.8% (cost $386,825,148)	$379,244,675
Liabilities in excess of other assets(x) — (33.8)%	(95,725,009)

NET ASSETS — 100.0%	$283,519,666

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,745,778; cash collateral of $96,441,641 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions:
52	Euro Currency	Dec. 2015	$7,258,558	$7,266,350	$(7,792)
37	Japanese Yen Currency	Dec. 2015	3,894,251	3,858,638	35,613

					$27,821

(1) Cash of $295,600 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$281,155,232	$—	$—
Affiliated Money Market Mutual Fund	98,089,443	—	—
Other Financial Instruments*
Futures	27,821	—	—

Total	$379,272,496	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 9.9%

Collateralized Loan Obligations — 2.8%
Ares XXIII CLO Ltd. (Cayman Islands), Series 2012-1AR, Class BR1, 144A	2.487%	(c)	04/19/23	5,225	$5,196,887
Atrium VII (Cayman Islands), Series 7A, Class BR, 144A	2.071%	(c)	11/16/22	1,735	1,720,424
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.607%	(c)	07/20/23	1,850	1,844,194
Cent CLO LP (Cayman Islands), Series 2014-16AR, Class A2R, 144A	2.550%	(c)	08/01/24	3,500	3,484,486
Flatiron CLO Ltd. (Cayman Islands), Series 2011-1A, Class A, 144A	1.839%	(c)	01/15/23	7,000	7,014,475
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	1.753%	(c)	11/20/23	5,400	5,391,919

					24,652,385

Non-Residential Mortgage-Backed Securities — 6.5%
Avalon IV Capital Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	2.139%	(c)	04/17/23	950	944,993
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5	1.600%		05/17/21	7,000	7,054,873
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6	2.150%		07/15/21	6,000	6,121,350
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	3,000	2,995,755
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,328,931
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,331,102
Motor PLC (United Kingdom), Series 2015-1A, Class A1, 144A	0.799%	(c)	06/25/22	4,000	3,991,972
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.407%	(c)	12/15/28	900	905,412
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A3	1.340%		03/16/20	5,000	5,023,265
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,944,070
SLC Student Loan Trust, Series 2006-2, Class A5	0.437%	(c)	09/15/26	2,300	2,222,557
SLM Student Loan Trust, Series 2005-3, Class A5	0.385%	(c)	10/25/24	2,219	2,166,196
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	0.807%	(c)	07/17/23	6,382	6,361,741
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	5,383	5,408,092
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,550,050

					57,350,359

Residential Mortgage-Backed Securities — 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.144%	(c)	09/25/34	1,123	1,032,039
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.199%	(c)	10/25/37	2,671	2,495,034
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.899%	(c)	07/25/32	3	2,218
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.939%	(c)	08/25/32	98	86,211

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.319%	(c)	07/25/37	752	$499,511
First NLC Trust, Series 2007-1, Class A1, 144A	0.269%	(c)	08/25/37	1,549	850,767
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.559%	(c)	11/25/34	122	104,261
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.329%	(c)	05/25/37	1,107	781,580

					5,851,621

TOTAL ASSET-BACKED SECURITIES (cost $89,127,774)					87,854,365

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	1.418%	(c)	01/15/28	4,600	4,555,693
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.380%	(c)	02/10/51	2,066	2,202,818
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class A, 144A	1.907%	(c)	07/15/30	3,250	3,252,515
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	321	321,055
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	4,109	4,220,924
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,826,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A	5.397%		05/15/45	4,113	4,214,558
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	1.356%	(c)	08/14/31	4,700	4,679,414
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class A4FL, 144A	0.357%	(c)	10/15/48	4,327	4,292,086
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C31, Class A5FL, 144A	0.396%	(c)	04/15/47	4,600	4,473,983
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,239,776

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,523,721)					42,279,054

CORPORATE OBLIGATIONS — 27.2%

Agriculture — 1.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.850%		06/15/18	1,700	1,707,749
Reynolds American, Inc., Gtd. Notes	2.300%		06/12/18	3,800	3,840,877
Reynolds American, Inc., Gtd. Notes, 144A	2.300%		08/21/17	3,803	3,838,151

					9,386,777

Airlines — 0.2%
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	197	214,456
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,297	1,456,155

					1,670,611

Auto Manufacturers — 2.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17	3,800	3,774,551
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	7,200	7,208,064

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., Gtd. Notes	3.000%		09/25/17	4,900	$4,954,071
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,600	1,618,578
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	4.600%		04/12/16	1,700	1,727,800
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%		05/22/18	1,631	1,547,064

					20,830,128

Banks — 10.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	3,700	4,037,096
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	400	434,074
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	3,800	4,247,017
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	2,000	2,088,848
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	0.882%	(c)	03/05/18	5,000	4,979,780
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	4,400	4,397,030
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	6,000	6,565,452
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17	3,300	3,341,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	3,400	3,485,000
Citigroup, Inc., Sr. Unsec’d. Notes	1.700%		04/27/18	4,600	4,576,094
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	4,500	4,482,288
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17	900	923,339
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16	900	901,260
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16	500	510,250
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17	500	526,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	4,250	4,261,564
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	1,000	1,092,508
HSBC USA, Inc., Sr. Unsec’d. Notes	1.700%		03/05/18	4,500	4,487,683
HSBC USA, Inc., Sr. Unsec’d. Notes	2.000%		08/07/18	2,510	2,514,008
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.700%		03/01/18	7,000	6,984,075
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	227,404
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17	2,400	2,593,464
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	3,000	3,139,599
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15	800	801,806
Royal Bank of Canada (Canada), Covered Bonds	1.200%		09/19/17	10,000	10,000,900
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.600%		03/02/18	4,400	4,404,000
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	6,800	6,796,546
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16	200	200,861

					92,999,321

Computers — 1.0%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	8,865	8,853,653

Diversified Financial Services — 2.1%
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		09/04/18	5,310	5,302,985
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17	2,100	2,084,019
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17	2,100	2,152,500
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%		05/21/18	2,000	1,977,500
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	841	876,031

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Diversified Financial Services (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	700	$701,050
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	200	207,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	500	507,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.011%	(s)	12/23/13	4,200	425,250
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	4,400	4,401,360

					18,635,195

Electric — 0.7%
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%		08/15/17	4,500	4,515,899
Duke Energy Corp., Sr. Unsec’d. Notes	2.150%		11/15/16	2,000	2,021,282

					6,537,181

Foods — 0.5%
Kraft Heinz Foods Co., Gtd. Notes, 144A	2.000%		07/02/18	4,700	4,706,547

Healthcare-Products — 0.2%
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	2,140	2,145,008

Healthcare-Services — 1.8%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	2,500	2,556,250
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	4,500	4,815,000
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	6,900	6,882,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.900%		07/16/18	1,250	1,262,961

					15,516,961

Home Builders — 0.3%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	2,500	2,546,875

Insurance — 0.5%
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	4,300	4,390,635

Lodging — 0.3%
MGM Resorts International, Gtd. Notes	6.875%		04/01/16	200	202,750
MGM Resorts International, Gtd. Notes	7.500%		06/01/16	2,800	2,877,000

					3,079,750

Media — 1.0%
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	3.579%		07/23/20	4,470	4,437,074
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	2,200	2,195,930
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19	2,200	2,213,805

					8,846,809

Pharmaceuticals — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800%		05/14/18	4,400	4,387,786
Actavis Funding SCS, Gtd. Notes	2.450%		06/15/19	900	901,659
Actavis, Inc., Gtd. Notes	1.875%		10/01/17	600	598,522
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%		02/01/19	4,200	4,445,351
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%		11/08/18	1,250	1,236,453

					11,569,771

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Pipelines — 0.4%
Colorado Interstate Gas Co. LLC, Gtd. Notes	6.800%		11/15/15	200	$201,206
Kinder Morgan, Inc., Gtd. Notes	7.000%		06/15/17	3,300	3,517,915

					3,719,121

Real Estate — 0.4%
ProLogis LP, Gtd. Notes	4.500%		08/15/17	3,300	3,462,535

Real Estate Investment Trusts (REITs) — 0.5%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18	4,400	4,415,668

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	1.400%		12/01/17	2,250	2,239,562
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	3,500	3,672,550
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.350%		06/09/17	6,909	6,899,320
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	300	304,122

					13,115,554

Trucking & Leasing — 0.5%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	3.875%		09/27/16	3,300	3,333,000
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%		07/17/18	1,000	1,013,667

					4,346,667

TOTAL CORPORATE OBLIGATIONS (cost $240,408,339)					240,774,767

FOREIGN GOVERNMENT BONDS — 0.3%
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16	2,461	2,555,753
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%		01/11/40	76	83,220
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS (Original cost $109,000; purchased 09/09/15)(f)	6.625%		02/17/37	100	105,161
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS (Original cost $185,750; purchased 09/25/15)(f)	5.625%		04/04/42	200	187,040

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,937,295)					2,931,174

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.8%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	1,153	1,154,898
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.854%	(c)	04/25/22	749	745,847
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.746%	(c)	09/20/34	203	201,443
Banc of America Funding Corp., Series 2005-D, Class A1	2.712%	(c)	05/25/35	263	268,069
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35	411	412,331
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	1,027	945,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.510%	(c)	04/25/33	53	53,787

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.724%	(c)	01/25/34	224	$226,970
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.834%	(c)	02/25/34	228	222,799
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.333%	(c)	11/25/34	2,695	2,503,718
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.320%	(c)	08/25/35	255	257,015
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.694%	(c)	09/25/35	1,697	1,435,719
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.388%	(c)	01/25/36	2,177	1,768,731
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.502%	(c)	01/26/36	2,842	2,338,920
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.674%	(c)	12/26/46	2,898	2,195,132
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35	5,900	5,805,358
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.210%	(c)	09/25/35	458	458,641
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.070%	(c)	09/25/35	124	120,076
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	60	62,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.603%	(c)	01/25/34	232	230,998
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.879%	(c)	02/25/35	633	552,650
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	589	599,464
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.489%	(c)	04/25/35	970	805,058
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.427%	(c)	04/25/35	945	782,940
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.539%	(c)	06/25/35	1,175	1,037,451
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.231%	(c)	06/25/33	643	628,266
Fannie Mae REMICS, Series 1988-22, Class A	1.893%	(c)	08/25/18	1	1,110
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	19	21,379
Fannie Mae REMICS, Series 2004-11, Class A	0.319%	(c)	03/25/34	232	232,080
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.275%	(c)	05/25/35	200	210,650
Fannie Mae REMICS, Series 2007-114, Class A6	0.399%	(c)	10/27/37	8,669	8,621,854
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,191	1,403,601
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	762	889,046
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.568%	(c)	07/25/44	962	987,052
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.368%	(c)	10/25/44	3,365	3,479,534
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.239%	(c)	12/25/36	1,681	1,672,402
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	2,476	2,610,531
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	3.038%	(c)	06/25/34	200	203,688
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	3.006%	(c)	06/25/34	554	537,445

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28		488	$563,622
Granite Master Issuer PLC (United Kingdom), Series 2005-2, Class A6	0.476%	(c)	12/20/54		963	959,198
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.659%	(c)	06/25/45		379	329,959
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.331%	(c)	06/25/34		56	53,692
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.698%	(c)	09/25/35		1,005	1,007,849
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.125%	(c)	11/25/35		577	520,460
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.588%	(c)	04/25/36		2,032	1,825,843
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.208%	(c)	08/19/34		928	916,536
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.469%	(c)	10/25/35		566	521,922
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	2.478%	(c)	11/25/33		381	384,183
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	2.687%	(c)	07/25/35		433	433,026
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.187%	(c)	10/25/35		863	817,113
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34		1,203	1,190,239
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.573%	(c)	11/06/17		3,005	3,010,105
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34		138	143,717
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.589%	(c)	01/25/36		20	19,629
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.466%	(c)	07/19/35		548	473,142
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.524%	(c)	09/25/33		1,501	1,491,531
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.429%	(c)	04/25/45		942	889,762
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.519%	(c)	07/25/45		2,931	2,806,843
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.184%	(c)	02/25/46		1,123	1,029,735
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.184%	(c)	08/25/46		647	537,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.615%	(c)	12/25/33		91	90,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.740%	(c)	06/25/34		2,027	2,039,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.611%	(c)	02/25/35		588	583,380

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $71,359,186)						69,322,920

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Home Loan Mortgage Corp.	2.372%	(c)	01/01/34		37	39,509
Federal Home Loan Mortgage Corp.	2.460%	(c)	12/01/26		10	9,793
Federal Home Loan Mortgage Corp.	2.651%	(c)	07/01/29		29	29,988
Federal Home Loan Mortgage Corp.	3.000%		TBA	(t)	5,000	5,201,561

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%		TBA	(t)	5,000	$5,272,187
Federal National Mortgage Assoc	2.012%	(c)	01/01/25		4	3,915
Federal National Mortgage Assoc	2.394%	(c)	12/01/29		28	28,999
Federal National Mortgage Assoc	2.500%		TBA	(t)	6,000	6,114,679
Federal National Mortgage Assoc	2.520%	(c)	04/01/32		7	7,785
Federal National Mortgage Assoc	3.000%		TBA	(t)	12,165	12,661,709
Federal National Mortgage Assoc	3.164%	(c)	06/01/45		5,515	5,725,785
Federal National Mortgage Assoc	3.500%		TBA	(t)	5,000	5,281,250
Federal National Mortgage Assoc	4.000%		12/01/41		543	582,850
Federal National Mortgage Assoc	4.000%		TBA	(t)	3,000	3,139,688
Federal National Mortgage Assoc	4.500%		06/01/39-12/01/41		616	671,266
Federal National Mortgage Assoc	4.500%		TBA	(t)	3,000	3,108,516
Federal National Mortgage Assoc	5.000%	(c)	04/01/24		5	5,338
Federal National Mortgage Assoc	5.151%	(c)	03/01/17		7	7,040
Government National Mortgage Assoc	1.625%	(c)	11/20/29		87	90,720
Government National Mortgage Assoc	1.750%	(c)	05/20/24-06/20/26		117	121,054
Government National Mortgage Assoc	2.000%	(c)	07/20/17-07/20/24		11	11,329
Government National Mortgage Assoc	2.500%	(c)	09/20/17		3	3,161

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,873,097)						48,118,122

U.S. TREASURY OBLIGATIONS — 42.6%
U.S. Treasury Notes	0.375%		10/31/16		90,000	89,980,110
U.S. Treasury Notes	0.500%		08/31/16		20,000	20,022,140
U.S. Treasury Notes	0.625%		12/15/16		20,000	20,042,180
U.S. Treasury Notes	0.875%		09/15/16		108,000	108,503,388
U.S. Treasury Notes	1.000%		05/15/18-05/31/18		33,900	34,025,058
U.S. Treasury Notes	1.625%		07/31/19		75,400	76,693,939
U.S. Treasury Notes	1.875%		09/30/17		17,900	18,333,055
U.S. Treasury Notes	2.250%		11/30/17		9,630	9,946,240

TOTAL U.S. TREASURY OBLIGATIONS (cost $376,460,836)						377,546,110

TOTAL LONG-TERM INVESTMENTS (cost $870,690,248)						868,826,512

SHORT-TERM INVESTMENTS —7.1%

CERTIFICATE OF DEPOSIT — 0.9%
Sumitomo Mitsui Banking Corp. (Japan), (cost $7,601,917)	0.614%	(c)	04/29/16		7,600	7,598,655

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 6.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $54,984,573)(w)					54,984,573	54,984,573

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Put Options
Currency Option USD vs JPY,
expiring 10/09/15, @ FX Rate 121.50 (cost $1,651)	Hong Kong & Shanghai Bank	26	$621

TOTAL SHORT-TERM INVESTMENTS (cost $62,588,141)			62,583,849

TOTAL INVESTMENTS — 105.1% (cost $933,278,389)			931,410,361
Liabilities in excess of other assets(x) — (5.1)%			(45,274,152)

NET ASSETS — 100.0%			$886,136,209

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $294,750. The aggregate value of $292,201 is approximately 0.03% of net assets.

(j)	The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $40,779,590 is approximately 4.6% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
1,003	2 Year U.S. Treasury Notes	Dec. 2015	$219,585,735	$219,688,344	$102,609

Short Positions:
7	90 Day Euro Dollar	Dec. 2015	1,741,600	1,742,738	(1,138)
3	90 Day Euro Dollar	Dec. 2016	741,263	742,913	(1,650)
394	5 Year U.S. Treasury Notes	Dec. 2015	47,303,492	47,483,156	(179,664)
178	10 Year U.S. Treasury Notes	Dec. 2015	22,670,604	22,914,719	(244,115)
1	20 Year U.S. Treasury Bonds	Dec. 2015	154,586	157,343	(2,757)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	316,375	320,813	(4,438)

					(433,762)

					$(331,153)

(1) Cash of $261,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	738	$190,000	$185,938	$(4,062)
Expiring 10/02/15	BNP Paribas	BRL	394	103,929	99,330	(4,599)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	552	143,000	139,174	(3,826)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	367	95,000	92,574	(2,426)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	342	90,071	86,152	(3,919)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	133	34,667	33,489	(1,178)
Expiring 10/02/15	JPMorgan Chase	BRL	464	121,333	116,919	(4,414)
Expiring 10/02/15	Morgan Stanley	BRL	506	131,167	127,519	(3,648)
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	264	69,000	66,464	(2,536)
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	264	69,000	66,438	(2,562)
Expiring 10/02/15	UBS AG	BRL	538	139,000	135,520	(3,480)
Chilean Peso,
Expiring 10/13/15	Credit Suisse First Boston Corp.	CLP	47,553	69,000	68,236	(764)
Expiring 10/21/15	BNP Paribas	CLP	35,327	51,750	50,653	(1,097)
Expiring 10/26/15	BNP Paribas	CLP	97,310	140,000	139,460	(540)
Colombian Peso,
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	161,194	52,000	52,197	197
Expiring 10/01/15	Goldman Sachs & Co.	COP	322,452	104,000	104,415	415
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	108,426	34,500	35,060	560
Expiring 10/13/15	Royal Bank of Scotland Group PLC	COP	51,782	17,000	16,744	(256)
Expiring 10/19/15	Deutsche Bank AG	COP	122,836	41,000	39,691	(1,309)
Euro,
Expiring 10/22/15	Credit Suisse First Boston Corp.	EUR	103	115,095	115,131	36
Indonesian Rupiah,
Expiring 10/21/15	BNP Paribas	IDR	1,492,470	103,000	101,030	(1,970)
Expiring 10/29/15	BNP Paribas	IDR	767,350	51,500	51,781	281
Japanese Yen,
Expiring 10/29/15	Credit Suisse First Boston Corp.	JPY	12,312	103,000	102,670	(330)
Malaysian Ringgit,
Expiring 10/08/15	JPMorgan Chase	MYR	222	52,000	50,456	(1,544)
Expiring 10/15/15	JPMorgan Chase	MYR	259	60,000	58,917	(1,083)
Mexican Peso,
Expiring 10/02/15	Deutsche Bank AG	MXN	8,871	519,000	524,686	5,686
Expiring 10/02/15	Deutsche Bank AG	MXN	1,783	104,000	105,459	1,459
Expiring 10/02/15	Deutsche Bank AG	MXN	1,473	87,000	87,137	137
Expiring 10/02/15	JPMorgan Chase	MXN	1,471	87,000	87,002	2
Expiring 10/02/15	UBS AG	MXN	1,462	87,000	86,461	(539)
Expiring 10/14/15	Morgan Stanley	MXN	5,257	312,500	310,578	(1,922)
Expiring 10/14/15	Morgan Stanley	MXN	2,528	151,000	149,343	(1,657)
Expiring 10/15/15	Bank of America	MXN	1,717	100,000	101,447	1,447
Expiring 10/15/15	Credit Suisse First Boston Corp.	MXN	1,727	102,000	102,048	48
Expiring 10/15/15	Goldman Sachs & Co.	MXN	1,134	67,000	67,004	4
Expiring 10/15/15	Goldman Sachs & Co.	MXN	848	50,000	50,109	109
Expiring 10/15/15	Goldman Sachs & Co.	MXN	847	50,000	50,019	19
Expiring 10/15/15	JPMorgan Chase	MXN	290	17,000	17,116	116
South African Rand,
Expiring 10/14/15	Citigroup Global Markets	ZAR	489	35,000	35,230	230
Expiring 10/14/15	Morgan Stanley	ZAR	1,460	105,000	105,112	112
Expiring 10/28/15	BNP Paribas	ZAR	1,797	130,000	128,999	(1,001)
Expiring 10/28/15	BNP Paribas	ZAR	1,184	87,000	85,003	(1,997)
Expiring 10/28/15	Credit Suisse First Boston Corp.	ZAR	932	67,200	66,890	(310)
Turkish Lira,
Expiring 10/19/15	Credit Suisse First Boston Corp.	TRY	313	102,600	102,900	300
Expiring 10/19/15	Deutsche Bank AG	TRY	320	105,000	105,048	48

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/19/15	JPMorgan Chase	TRY	259	$85,000	$85,098	$98

				$4,630,312	$4,588,647	(41,665)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	94	$25,500	$23,727	$1,773
Expiring 10/02/15	Deutsche Bank AG	BRL	251	69,500	63,275	6,225
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,902	519,000	479,306	39,694
Expiring 10/02/15	Goldman Sachs & Co.	BRL	399	104,250	100,492	3,758
Expiring 10/02/15	Goldman Sachs & Co.	BRL	319	86,667	80,281	6,386
Expiring 10/02/15	Goldman Sachs & Co.	BRL	251	69,500	63,205	6,295
Expiring 10/02/15	Morgan Stanley	BRL	382	104,000	96,405	7,595
Expiring 10/02/15	Morgan Stanley	BRL	260	69,000	65,542	3,458
Expiring 10/02/15	Morgan Stanley	BRL	191	52,000	48,044	3,956
Expiring 10/02/15	UBS AG	BRL	200	52,000	50,521	1,479
Expiring 10/02/15	UBS AG	BRL	132	34,750	33,394	1,356
Chilean Peso,
Expiring 10/13/15	BNP Paribas	CLP	46,755	69,000	67,090	1,910
Expiring 10/21/15	BNP Paribas	CLP	35,001	51,750	50,185	1,565
Expiring 10/26/15	BNP Paribas	CLP	49,793	70,000	71,361	(1,361)
Expiring 10/26/15	Credit Suisse First Boston Corp.	CLP	49,262	70,000	70,600	(600)
Colombian Peso,
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	324,398	104,000	105,045	(1,045)
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	155,615	52,000	50,391	1,609
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	102,921	34,333	33,280	1,053
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	52,472	17,167	16,967	200
Expiring 10/19/15	Credit Suisse First Boston Corp.	COP	125,379	41,000	40,513	487
Euro,
Expiring 10/22/15	Goldman Sachs & Co.	EUR	103	117,003	115,131	1,872
Indonesian Rupiah,
Expiring 10/21/15	Morgan Stanley	IDR	759,883	51,500	51,439	61
Japanese Yen,
Expiring 10/29/15	Royal Bank of Scotland	JPY	12,458	103,000	103,884	(884)
Malaysian Ringgit,
Expiring 10/08/15	Deutsche Bank AG	MYR	223	52,000	50,661	1,339
Expiring 10/26/15	Deutsche Bank AG	MYR	346	80,000	78,508	1,492
Mexican Peso,
Expiring 10/02/15	Bank of America	MXN	2,039	121,000	120,615	385
Expiring 10/02/15	Goldman Sachs & Co.	MXN	1,348	82,000	79,721	2,279
Expiring 10/02/15	JPMorgan Chase	MXN	2,357	140,000	139,389	611
Expiring 10/02/15	JPMorgan Chase	MXN	1,742	104,000	103,025	975
Expiring 10/02/15	Morgan Stanley	MXN	1,764	105,000	104,351	649
Expiring 10/02/15	Morgan Stanley	MXN	1,466	87,000	86,722	278
Expiring 10/02/15	UBS AG	MXN	2,351	140,000	139,042	958
Expiring 10/02/15	UBS AG	MXN	1,722	105,000	101,862	3,138
Expiring 10/14/15	Credit Suisse First Boston Corp.	MXN	1,686	100,000	99,607	393
Expiring 10/14/15	Goldman Sachs & Co.	MXN	1,378	83,000	81,418	1,582
Expiring 10/14/15	Goldman Sachs & Co.	MXN	1,137	66,500	67,180	(680)
Expiring 10/14/15	Goldman Sachs & Co.	MXN	1,129	67,000	66,726	274
Expiring 10/14/15	UBS AG	MXN	1,341	80,000	79,230	770
Expiring 10/14/15	UBS AG	MXN	1,108	67,000	65,453	1,547
Expiring 10/15/15	Barclays Capital Group	MXN	1,763	103,000	104,179	(1,179)
Expiring 10/15/15	Deutsche Bank AG	MXN	863	50,000	50,992	(992)
Expiring 10/15/15	Goldman Sachs & Co.	MXN	1,176	69,000	69,481	(481)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/15/15	JPMorgan Chase	MXN	863	$50,000	$50,982	$(982)
Expiring 10/15/15	UBS AG	MXN	1,653	100,000	97,675	2,325
South African Rand,
Expiring 10/06/15	BNP Paribas	ZAR	1,502	109,000	108,246	754
Expiring 10/06/15	BNP Paribas	ZAR	1,500	109,000	108,112	888
Expiring 10/14/15	BNP Paribas	ZAR	982	70,000	70,650	(650)
Expiring 10/14/15	Citigroup Global Markets	ZAR	986	70,000	70,976	(976)
Expiring 10/28/15	BNP Paribas	ZAR	1,197	87,000	85,924	1,076
Expiring 10/28/15	Credit Suisse First Boston Corp.	ZAR	1,215	87,200	87,205	(5)
Expiring 10/28/15	JPMorgan Chase	ZAR	1,515	110,000	108,775	1,225
South Korean Won,
Expiring 10/23/15	JPMorgan Chase	KRW	40,694	34,458	34,302	156
Expiring 10/26/15	Standard Chartered PLC	KRW	102,856	86,000	86,691	(691)
Turkish Lira,
Expiring 10/19/15	BNP Paribas	TRY	260	86,000	85,295	705
Expiring 10/19/15	BNP Paribas	TRY	213	69,000	70,044	(1,044)
Expiring 10/19/15	BNP Paribas	TRY	158	51,600	51,890	(290)
Expiring 10/19/15	Deutsche Bank AG	TRY	263	86,000	86,326	(326)

				$4,873,678	$4,771,333	102,345

						$60,680

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements:
BRL 2,010	07/01/16	14.995%	Brazilian Interbank Overnight Lending Rate(1)	$(1,225)	$—	$(1,225)	Morgan Stanley
BRL 1,913	07/01/16	14.710%	Brazilian Interbank Overnight Lending Rate(1)	(2,063)	—	(2,063)	Deutsche Bank AG
BRL 2,839	01/02/17	14.933%	Brazilian Interbank Overnight Lending Rate(1)	(5,090)	—	(5,090)	JPMorgan Chase
MXN 7,740	08/25/17	4.410%	28 Day Mexican Interbank Rate(1)	1,166	—	1,166	Bank of America
MXN 1,742	07/17/25	6.325%	28 Day Mexican Interbank Rate(1)	(316)	—	(316)	Citigroup Global Markets
MXN 5,260	08/06/25	6.330%	28 Day Mexican Interbank Rate(1)	(693)	(56)	(637)	Citigroup Global Markets
MXN 6,621	08/11/25	6.307%	28 Day Mexican Interbank Rate(2)	1,792	69	1,723	Deutsche Bank AG
MXN 1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(2)	471	18	453	Bank of America
MXN 1,784	08/11/25	6.310%	28 Day Mexican Interbank Rate(2)	459	18	441	Bank of America
MXN 1,810	08/27/25	6.435%	28 Day Mexican Interbank Rate(1)	680	—	680	Citigroup Global Markets

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements (cont’d.):
MXN 1,810	08/28/25	6.465%	28 Day Mexican	$927	$—	$927	Morgan Stanley
			Interbank Rate(1)
ZAR 14,955	08/25/17	7.520%	3 Month JIBAR(1)	(151)	—	(151)	JPMorgan Chase
ZAR 7,925	08/26/17	7.590%	3 Month JIBAR(1)	258	—	258	Morgan Stanley
ZAR 9,960	08/28/17	7.495%	3 Month JIBAR(1)	4,305	—	4,305	JPMorgan Chase
ZAR 14,955	08/29/17	7.450%	3 Month JIBAR(1)	(893)	—	(893)	Bank of America
ZAR 5,890	09/05/17	7.585%	3 Month JIBAR(1)	105	—	105	Citigroup Global Markets

				$(268)	$49	$(317)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
255	08/20/20	2.258%	3 Month LIBOR(2)	$—	$(6,285)	$(6,285)
64	08/20/20	2.260%	3 Month LIBOR(2)	—	(1,640)	(1,640)
115	08/25/25	2.131%	3 Month LIBOR(1)	—	1,431	1,431
100	09/10/25	2.240%	3 Month LIBOR(2)	—	(2,039)	(2,039)
72	09/11/25	2.272%	3 Month LIBOR(2)	—	(1,761)	(1,761)

				$—	$(10,294)	$(10,294)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Porfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CDX.EM.24.V1	12/20/20	1.000%	4,300	$553,876	$580,978	$(27,102)	Citigroup Global Markets
CDX.EM.24.V1	12/20/20	1.000%	3,460	446,350	420,102	26,248	Citigroup Global Markets
CDX.EM.24.V1	12/20/20	1.000%	3,040	392,169	361,507	30,662	Citigroup Global Markets

				$1,392,395	$1,362,587	$29,808

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.25.V1	12/20/20	1.000%	8,800	$(73,411)	$(31,286)	$42,125

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Federal Republic of Brazil		1.000%	2,970	4.739%	$490,052	$499,567	$(9,515)	Citigroup Global Markets
Federal Republic of Brazil		1.000%	2,840	4.739%	468,602	472,276	(3,674)	Citigroup Global Markets
Malaysian Federation		1.000%	50	2.289%	3,069	2,984	85	BNP Paribas
Malaysian Federation		1.000%	35	2.289%	2,150	2,354	(204)	BNP Paribas
Malaysian Federation		1.000%	35	2.289%	2,128	2,300	(172)	Barclays Capital Group

					$1,946,105	$1,989,923	$(43,818)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(4)	Fair Value	Upfront Premiums (Received)	Unrealized Depreciation(6)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
United Mexican States	09/20/20	1.000%	356	1.774%	$(13,378)	$(8,358)	$(5,020)	BNP Paribas
United Mexican States	12/20/20	1.000%	356	1.774%	(13,379)	(5,997)	(7,382)	BNP Paribas
United Mexican States	12/20/20	1.000%	187	1.774%	(7,031)	(3,593)	(3,438)	BNP Paribas
United Mexican States	12/20/20	1.000%	178	1.774%	(6,690)	(3,168)	(3,522)	JPMorgan Chase
United Mexican States	12/20/20	1.000%	178	1.774%	(6,690)	(3,168)	(3,522)	JPMorgan Chase
United Mexican States	12/20/20	1.000%	178	1.774%	(6,693)	(2,990)	(3,703)	JPMorgan Chase
United Mexican States	12/20/20	1.000%	107	1.774%	(4,021)	(2,985)	(1,036)	Barclays Capital Group
United Mexican States	12/20/20	1.000%	90	1.774%	(3,382)	(2,510)	(872)	Barclays Capital Group

					$(61,264)	$(32,769)	$(28,495)

Cash of $115,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open exchange-traded interest rate swap and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$24,652,385	$—
Non-Residential Mortgage-Backed Securities	—	57,350,359	—
Residential Mortgage-Backed Securities	—	5,851,621	—
Commercial Mortgage-Backed Securities	—	34,039,278	8,239,776
Corporate Obligations	—	231,921,114	8,853,653
Foreign Government Bonds	—	2,931,174	—
Residential Mortgage-Backed Securities	—	67,127,788	2,195,132
U.S. Government Agency Obligations	—	48,118,122	—
U.S. Treasury Obligations	—	377,546,110	—
Certificate of Deposit	—	7,598,655	—
Affiliated Money Market Mutual Fund	54,984,573	—	—
Options Purchased	—	621	—
Other Financial Instruments*
Financial Futures Contracts	(331,153)	—	—
OTC Forward Foreign Currency Contracts	—	60,680	—
OTC interest rate swaps	—	(268)	—
Exchange-traded interest rate swaps	—	(10,294)	—
OTC credit default swaps	—	3,277,236	—
Exchange-traded credit default swaps	—	42,125	—

Total	$54,653,420	$860,506,706	$19,288,561

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Commercial		Residential
	Mortgage-Backed	Corporate	Mortgage-Backed
	Securities	Obligations	Securities
Balance as of 12/31/14	$—	$5,116,915	$4,919,527
Accrued discounts/premiums	—	—	(29,175)
Realized gain (loss)	—	(52,000)	168
Change in unrealized appreciation (depreciation)**	(7,595)	124,613	(229,767)
Purchases	8,247,371	8,853,653	—
Sales	—	(5,189,528)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(2,465,621)

Balance as of 09/30/15	$8,239,776	$8,853,653	$2,195,132

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.
**	Of which, $(237,362) was relating to securities held at the reporting period end.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	$8,239,776	Pricing at cost	Unadjusted purchase price
Corporate Obligations	8,853,653	Pricing at cost	Unadjusted purchase price
Residential Mortgage-Backed Securities	2,195,132	Market Approach	Single broker indicative quote

	$19,288,561

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,465,621	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
EXCHANGE TRADED FUNDS
Alerian MLP ETF	43,783	$546,412
iShares 10+ Year Credit Bond ETF	33,018	1,883,017
iShares 1-3 Year Credit Bond ETF	33,286	3,499,357
iShares CMBS ETF	26,101	1,348,639
iShares Core High Dividend ETF	43,306	3,013,231
iShares Emerging Markets Dividend ETF	26,914	830,566
iShares Europe ETF	17,278	687,664
iShares iBoxx $ High Yield Corporate Bond ETF	84,505	7,038,421
iShares Intermediate Credit Bond ETF	9,922	1,077,529
iShares International Select Dividend ETF	77,508	2,180,300
iShares MSCI Eurozone ETF	11,990	411,737
iShares Select Dividend ETF	11,298	821,929
iShares US Preferred Stock ETF	69,648	2,688,413

TOTAL LONG-TERM INVESTMENTS (cost $27,852,958)		26,027,215

SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,384,359)(w)	1,384,359	1,384,359

TOTAL INVESTMENTS — 101.4% (cost $29,237,317)		27,411,574
Liabilities in excess of other assets(x) — (1.4)%		(383,902)

NET ASSETS — 100.0%		$27,027,672

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Position:
3	10 Year Australian Treasury Bonds	Dec. 2015	$2,056,367	$2,058,217	$1,850

Short Positions:
4	2 Year U.S. Treasury Notes	Dec. 2015	875,563	876,125	(562)
6	5 Year U.S. Treasury Notes	Dec. 2015	719,392	723,094	(3,702)
10	10 Year U.S. Treasury Notes	Dec. 2015	1,275,150	1,287,344	(12,194)
5	Euro Currency	Dec. 2015	709,986	698,688	11,298
4	S&P 500 E-Mini	Dec. 2015	387,950	381,740	6,210

					1,050

					$2,900

(1) Cash of $65,070 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2015.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$26,027,215	$—	$—
Affiliated Money Market Mutual Fund	1,384,359	—	—
Other Financial Instruments*
Financial Futures Contracts	2,900	—	—

Total	$27,414,474	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	6,210
Foreign exchange contracts	11,298
Interest rate contracts	(14,608)

Total	$2,900

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 112.6%
ASSET-BACKED SECURITIES — 8.2%

Collateralized Debt Obligations — 0.4%
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.583%	(c)	05/21/21	15,682	$15,517,283

Collateralized Loan Obligations — 0.8%
ACAS CLO Ltd. (Cayman Islands), Series 2012-1AR, Class BR, 144A	2.639%	(c)	09/20/23	1,050	1,053,527
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	1.724%	(c)	07/28/26	3,000	2,989,404
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	1.815%	(c)	04/15/27	610	607,823
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class B, 144A	2.325%	(c)	04/15/27	250	245,170
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.170%	(c)	07/15/23	985	977,787
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.813%	(c)	10/20/27	4,000	3,959,200
CIFC Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.584%	(c)	03/01/21	602	600,417
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.571%	(c)	05/10/21	4,754	4,726,228
CIFC Funding Ltd. (Cayman Islands), Series 2011-1AR, Class A1R, 144A	1.587%	(c)	01/19/23	4,960	4,957,859
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	1.682%	(c)	12/05/24	260	259,119
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class B, 144A	2.381%	(c)	10/19/27	680	673,652
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	2.787%	(c)	04/20/23	540	528,999
Highbridge Loan Management Ltd. (Cayman Islands), Series 2012-1AR, Class A2R, 144A	2.569%	(c)	09/20/22	790	792,214
ING IM CLO Ltd. (Cayman Islands), Series 2012-1RA, Class A2R, 144A	2.186%	(c)	03/14/22	500	493,715
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.610%	(c)	08/15/22	2,500	2,494,556
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937%	(c)	09/14/23	500	499,983
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.804%	(c)	04/17/27	130	129,401
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A2A, 144A	2.374%	(c)	04/17/27	170	167,014
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	1.736%	(c)	04/30/27	1,000	996,712
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.877%	(c)	07/20/27	1,000	994,852
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.375%	(c)	04/15/27	450	442,504
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class BR, 144A	2.270%	(c)	10/15/22	760	754,868
Voya CLO Ltd. (Cayman Islands), Series 2012-3AR, Class AR, 144A	1.640%	(c)	10/15/22	1,000	996,300

					30,341,304

Non-Residential Mortgage-Backed Securities — 4.6%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	17,250	17,492,932

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	11,415	$11,498,695
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	2,017,272
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	4,110	4,087,891
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,059,056
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	2,006,288
Litigation Fee Residual Funding,	3.500%		10/01/27	1,915	1,910,213
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,823,036
Navient Private Education Loan Trust, Series 2014-CTA, Class B, 144A	1.946%	(c)	10/17/44	5,225	4,993,930
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,000	7,087,871
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.396%	(c)	12/15/28	7,862	7,909,274
Navient Private Education Loan Trust, Series 2015-AA, Class A3, 144A	1.896%	(c)	11/15/30	4,000	3,966,100
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	1.957%	(c)	07/15/19	290	290,117
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 144A	2.430%		06/18/24	600	599,998
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 144A	2.470%		09/18/24	2,125	2,124,834
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	11,865	11,984,575
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,878,671
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,559,975
OneMain Financial Issuance Trust, Series 2015-1A, Class D, 144A	6.630%		03/18/26	1,350	1,387,489
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	2,330	2,324,720
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A	3.100%		07/18/25	2,788	2,783,344
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,370,288
OneMain Financial Issuance Trust, Series 2015-2A, Class D, 144A	5.640%		07/18/25	670	665,518
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.338%	(c)	07/17/26	1,000	991,153
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	1.847%	(c)	01/30/27	3,070	3,075,457
Santander Drive Auto Receivables Trust, Series 2012-4, Class C	2.940%		12/15/17	3,521	3,548,171
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	14,065	14,183,666
Santander Drive Auto Receivables Trust, Series 2014-S1, Class R, 144A	1.420%		08/16/18	48	47,844
Santander Drive Auto Receivables Trust, Series 2014-S3, Class R, 144A	1.430%		02/19/19	101	101,392
Santander Drive Auto Receivables Trust, Series 2014-S4, Class R, 144A	1.430%		04/16/19	119	118,793

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2014-S5, Class R, 144A	1.430%		06/18/19	150	$149,647
SLC Private Student Loan Trust, Series 2006-A, Class C	0.770%	(c)	07/15/36	1,200	1,032,851
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	0.667%	(c)	03/15/24	5,543	5,098,346
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	0.537%	(c)	06/15/23	1,832	1,783,452
SLM Private Credit Student Loan Trust, Series 2006-A, Class A4	0.527%	(c)	12/15/23	897	886,945
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5	0.607%	(c)	12/15/39	3,800	3,318,711
SLM Private Credit Student Loan Trust, Series 2007-A, Class A2	0.457%	(c)	09/15/25	3,612	3,576,996
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.846%	(c)	12/16/19	440	442,051
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 144A	1.296%	(c)	06/17/30	2,000	1,987,010
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,606,134
SLM Private Education Loan Trust, Series 2013-C, Class A2B, 144A	1.596%	(c)	10/15/31	3,230	3,250,210
SLM Private Education Loan Trust, Series 2014-A, Class A2A, 144A	2.590%		01/15/26	6,000	6,068,418
SMB Private Education Loan Trust, Series 2014-A, Class A1, 144A	0.696%	(c)	09/15/21	4,690	4,663,312
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 144A	1.346%	(c)	05/15/26	1,975	1,967,076
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 144A	1.396%	(c)	07/15/27	430	427,601
SMB Private Education Loan Trust, Series 2015-B, Class A3, 144A	1.946%	(c)	05/17/32	1,140	1,135,239
SMB Private Education Loan Trust, Series 2015-B, Class B, 144A	3.500%		12/17/40	970	900,640
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	3,787	3,854,715
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,483	1,489,833
SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 144A	2.420%		03/25/30	890	889,413
SoFi Professional Loan Program LLC, Series 2015-B, Class A1, 144A	1.244%	(c)	04/25/35	700	690,210
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 144A	2.510%		09/27/32	1,364	1,364,180
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	100,625
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,000	5,052,745
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,618,936
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A	2.380%		09/15/23	4,030	4,029,963
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,646,952

					181,920,774

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 2.4%
ALM VII R Ltd. (Cayman Islands), Series 2013-7RA, Class A2, 144A	2.142%	(c)	04/24/24	1,857	$1,833,876
ALM VII R-2 Ltd. (Cayman Islands), Series 2013-7R2A, Class A2, 144A	2.142%	(c)	04/24/24	2,627	2,602,213
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.250%	(c)	06/17/31	787	771,977
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	307	305,837
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.744%	(c)	06/25/36	5,100	4,416,034
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.294%	(c)	05/25/37	2,016	1,931,958
Colony American Homes, Series 2015-1A, Class A, 144A	1.407%	(c)	07/17/32	770	760,109
Countrywide Asset-Backed Certificates, Series 2005-6, Class M4	0.854%	(c)	12/25/35	5,000	4,226,695
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 144A	0.496%	(c)	12/15/33	543	452,189
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,686	3,708,752
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.934%	(c)	05/25/40	1,272	1,151,657
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.434%	(c)	06/25/32	992	980,799
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.554%	(c)	11/25/35	4,400	3,112,573
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.364%	(c)	02/25/37	21,915	12,232,246
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.400%	(c)	12/17/30	918	907,743
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	1.507%	(c)	08/17/32	966	952,206
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.494%	(c)	06/25/37	12,783	8,526,921
Lehman XS Trust, Series 2007-2N, Class 3A3	0.364%	(c)	02/25/37	10,677	5,957,528
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.624%	(c)	06/25/35	6,100	5,768,270
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.444%	(c)	07/25/37	8,600	5,978,161
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.596%	(c)	02/17/32	6,000	5,942,022
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.196%	(c)	02/17/32	347	343,832
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	510	504,320
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.207%	(c)	09/17/31	294	288,212
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.424%	(c)	01/25/37	29,172	18,087,905
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	1.457%	(c)	05/17/32	350	344,890

					92,088,925

TOTAL ASSET-BACKED SECURITIES (cost $320,146,917)					319,868,286

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) — 0.2%

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	4,290	4,179,533
Level 3 Financing, Inc., Tranche Term Loan B	4.000%		01/15/20	2,890	2,867,724

					7,047,257

Hotels, Restaurants & Leisure
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,034	1,884,428

TOTAL BANK LOANS (cost $9,082,392)					8,931,685

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
American Homes 4 Rent Trust, Series 2015-SFR2, Class D	5.036%		10/17/25	600	606,857
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(c)	04/14/33	920	816,812
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ	5.421%		10/10/45	2,369	2,412,630
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	944	944,421
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.406%	(c)	02/15/28	620	613,182
BBCMS Trust, Series 2015-VFM, Class A2, 144A	3.375%		03/12/36	740	757,555
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	337	351,489
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	55	58,236
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,053	1,103,028
BWAY Mortgage Trust, Series 2015-1740, Class XA, IO, 144A	0.896%	(c)	01/13/35	19,044	1,019,997
BXHTL Mortgage Trust, Series 2015-JWRZ, Class DR3, 144A	4.086%	(c)	05/15/29	330	314,200
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL3, 144A	3.770%	(c)	05/15/29	500	477,773
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.518%	(c)	05/10/35	2,300	2,102,329
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.604%	(c)	04/10/46	1,660	1,537,809
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.357%	(c)	09/15/17	1,330	1,331,107
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ	5.959%	(c)	05/15/46	2,000	2,040,110
Commercial Mortgage Trust, Series 2007-C9, Class A4	5.796%	(c)	12/10/49	13,860	14,694,178
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	12,031	12,488,554
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,208	1,268,586
Commercial Mortgage Trust, Series 2014-277P, Class A, 144A	3.611%	(c)	08/10/49	303	316,620
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.656%	(c)	07/13/31	2,000	1,979,326
Commercial Mortgage Trust, Series 2014-KYO, Class F, 144A	3.696%	(c)	06/11/27	4,000	3,964,868
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.060%	(c)	02/10/35	50,000	413,000

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.031%	(c)	03/10/48	8,810	$568,601
Commercial Mortgage Trust, Series 2015-CR23, IO	1.017%		05/10/48	9,010	581,862
Commercial Mortgage Trust, Series 2015-LC19, Class XA, IO	1.235%	(c)	02/10/48	11,651	982,639
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	913,759
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.772%	(c)	02/10/34	3,930	172,252
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	0.935%	(c)	02/10/37	2,680	200,973
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,663	3,785,345
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	856	886,384
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	4,385	4,620,124
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class E, 144A	3.357%	(c)	09/15/38	220	218,475
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 144A	1.516%	(c)	04/15/29	760	756,497
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555%	(c)	09/10/33	340	352,291
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.579%	(c)	07/25/22	12,942	397,251
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.507%	(c)	12/15/16	3,140	3,136,270
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.382%	(c)	12/15/19	2,415	2,201,263
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	4,442	97,213
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,379	79,719
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ	5.522%	(c)	04/10/38	5,000	5,022,365
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.795%	(c)	08/10/45	13,894	14,653,020
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	1.894%	(c)	07/15/36	1,000	1,000,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C	4.816%	(c)	08/15/47	300	298,690
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D, 144A	4.816%	(c)	08/15/47	1,250	1,105,556
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.532%	(c)	02/15/48	40,884	3,404,126
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.349%	(c)	10/15/48	2,345	170,247
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4	5.911%	(c)	04/15/45	1,662	1,686,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D	5.618%	(c)	05/15/45	1,830	1,830,123
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	9,718	10,042,851
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	4,701	4,869,964
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ	6.076%	(c)	02/12/51	1,130	1,153,993

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM	5.464%	(c)	01/15/49	1,222	$1,256,110
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	1.697%	(c)	02/12/51	574	565,657
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.457%	(c)	01/15/32	720	716,553
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.507%	(c)	01/15/32	900	892,223
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	7,553	7,870,196
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%	(c)	02/15/40	2,000	2,086,250
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	13,142	14,153,667
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,982,868
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AJ	5.137%	(c)	07/12/38	21	20,581
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A	5.837%	(c)	06/12/50	33	33,938
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,401,025
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,868,895
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,308	1,364,625
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	123,353
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.795%	(c)	08/12/45	86	89,845
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,364,438
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,785,088
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%		12/25/44	1,060	1,053,004
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,630	2,668,856
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,362,821
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,106,156
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,215,120
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	6.150%	(c)	02/15/51	285	293,301
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	789	832,866
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, IO	1.210%	(c)	05/15/48	2,373	182,730
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.359%	(c)	05/15/48	1,040	40,210
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.433%	(c)	06/15/44	1,350	1,426,523
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 144A	4.586%	(c)	03/15/47	1,500	1,313,594

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $180,938,105)					179,871,745

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 39.1%

Advertising
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23		572	$560,947
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22		815	821,866
Omnicom Group, Inc., Gtd. Notes	3.650%	11/01/24		403	395,740

					1,778,553

Aerospace & Defense — 0.3%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25		8,730	8,077,433
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20		348	344,337
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35		541	496,464
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42		542	512,923
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45		1,197	1,077,269
Raytheon Co., Sr. Unsec’d. Notes	3.150%	12/15/24		301	304,244
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18		2,318	2,313,531
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45		633	614,201

					13,740,402

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.625%	01/14/20		897	906,535
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22		577	563,742
Altria Group, Inc., Gtd. Notes	4.250%	08/09/42		345	318,917
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%	08/21/17		1,894	1,893,396
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43		554	524,282
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43		874	925,592
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18		646	652,949
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20		509	523,523
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22		844	839,696
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42		3,629	3,482,171
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43		6,890	7,824,077
Reynolds American, Inc., Gtd. Notes, 144A	3.750%	05/20/23		280	281,268

					18,736,148

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28		2,786	2,731,673
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20		1,006	980,850
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28		602	586,888

					4,299,411

Apparel
Wolverine World Wide, Inc., Gtd. Notes	6.125%	10/15/20		1,245	1,293,244

Auto Manufacturers — 1.8%
CNH Industrial Finance Europe SA (United Kingdom), Gtd. Notes, MTN	2.750%	03/18/19	EUR	100	107,696
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20		2,789	2,706,295
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%	05/18/20		1,736	1,697,018

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17		8,901	$8,841,390
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19		19,860	19,702,232
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20		2,845	2,785,778
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19		1,355	1,341,113
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		09/20/22		1,237	1,275,395
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17		5,500	5,937,569
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35		8,255	7,646,813
General Motors Co., Sr. Unsec’d. Notes	5.200%		04/01/45		11,200	10,510,562
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17		2,416	2,421,600
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16		1,190	1,197,295
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		1,006	967,657
General Motors Financial Co., Inc., Gtd. Notes	4.000%		01/15/25		1,677	1,588,117
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17		1,497	1,553,877
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		05/17/21		1,570	1,598,656

						71,879,063

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., Sr. Unsec’d. Notes	3.375%		03/15/25		757	741,228
Samvardhana Motherson Automotive Systems Group BV (India), Sr. Sec’d. Notes, RegS	4.125%		07/15/21	EUR	100	100,361
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22		1,770	1,902,750
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, RegS, PIK	5.750%		11/15/21	EUR	100	119,048

						2,863,387

Banks — 7.3%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375%		03/16/20		2,557	2,568,261
Banco Bilbao Vizcaya Argentaria SA (Spain), Jr. Sub. Notes, RegS	7.000%	(c)	12/29/49	EUR	200	217,335
Banco Popolare SC (Italy), Sr. Unsec’d. Notes, MTN	3.500%		03/14/19	EUR	100	113,970
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17		10,885	10,852,345
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		5,425	5,405,003
Banco Santander SA (Spain), Jr. Sub. Notes	6.250%	(c)	03/12/49	EUR	100	105,315
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		7,318	7,397,086
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.300%		10/03/18		3,735	3,821,290
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,293,498
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49		592	577,200
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20		4,338	4,273,932
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	6,115,103
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23		1,969	1,953,945
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		4,577	4,640,579
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44		232	240,831
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		7,515	8,280,643
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,592,631
Bank of America Corp., Sub. Notes	3.950%		04/21/25		2,476	2,408,739
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		1,847	1,810,180
Bank of America NA, Sr. Unsec’d. Notes	0.731%	(c)	05/08/17		5,700	5,681,464
Bank of Ireland (Ireland), Sub. Notes, MTN	4.250%	(c)	06/11/24	EUR	100	112,988

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.000%		02/24/25		1,500	$1,474,470
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,870,577
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.300%		07/21/17		4,315	4,319,777
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	2.800%		07/21/21		2,200	2,221,923
Bankia SA (Spain), Sub. Notes, MTN	4.000%	(c)	05/22/24	EUR	100	107,721
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		1,637	1,647,631
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20		18,973	18,971,046
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		1,027	980,524
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,123	1,133,639
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		7,530	7,595,887
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49		200	201,250
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18		584	592,112
Capital One Financial Corp., Jr. Sub. Notes	5.550%	(c)	12/29/49		937	925,287
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19		250	248,361
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21		2,849	2,819,989
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		2,100	2,152,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20		4,235	4,436,163
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		5,865	6,084,937
Citigroup, Inc., Jr. Sub. Notes	5.900%	(c)	12/29/49		510	497,250
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49		1,641	1,618,436
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49		800	754,000
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18		1,778	1,776,275
Citigroup, Inc., Sr. Unsec’d. Notes	2.400%		02/18/20		3,025	3,010,329
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18		2,159	2,187,669
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19		2,878	2,896,195
Citigroup, Inc., Sub. Notes	3.500%		05/15/23		1,173	1,141,910
Citigroup, Inc., Sub. Notes	3.875%		03/26/25		1,275	1,239,059
Citigroup, Inc., Sub. Notes	4.050%		07/30/22		14,385	14,664,299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25		1,282	1,282,919
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21		842	843,736
Credit Suisse Group Funding Guernsey Ltd (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20		1,874	1,868,764
Credit Suisse Group Funding Guernsey Ltd. (GS), Gtd. Notes, 144A	4.875%		05/15/45		1,500	1,469,922
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.750%		09/17/20		1,920	1,934,997
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18		1,092	1,088,986
Discover Bank, Sr. Unsec’d. Notes	3.100%		06/04/20		1,860	1,878,005
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20		637	640,245
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49		865	844,997
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20		1,331	1,334,622
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19		2,719	2,752,664
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		791	778,469

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16		1,509	$1,523,450
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25		4,850	4,860,064
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		8,675	9,956,202
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.958%	(c)	06/04/17		1,500	1,498,279
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		461	467,318
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		4,100	4,890,964
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20		5,022	4,952,993
HSBC USA, Inc., Sr. Unsec’d. Notes	2.750%		08/07/20		1,610	1,615,835
HSH Nordbank AG (Germany), Sub. Notes, MTN	0.776%	(c)	02/14/17	EUR	100	89,951
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN	2.855%		04/23/25	EUR	100	106,590
JPMorgan Chase & Co, Jr. Sub. Notes	5.300%	(c)	12/29/49		845	830,213
JPMorgan Chase & Co, Sub. Notes	4.250%		10/01/27		990	985,949
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19		990	985,088
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		3,308	3,336,310
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25		5,383	5,482,704
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		3,275	3,529,379
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,695,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17		2,733	2,736,553
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		2,384	2,361,219
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20		831	828,347
KeyCorp, Sr. Unsec’d. Notes, MTN	2.900%		09/15/20		756	761,655
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		2,248	2,260,721
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		1,590	1,628,532
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45		1,199	1,139,503
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		12,700	14,484,045
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%		10/23/24		9,551	9,596,558
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/23/25		3,567	3,645,449
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.500%		09/17/20		1,090	1,097,779
Novo Banco SA (Portugal), Sr. Unsec’d. Notes, MTN	4.000%		01/21/19	EUR	100	103,461
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		03/06/20		2,500	2,506,118
Royal Bank of Scotland Group PLC (EN), Jr. Sub. Notes	7.500%	(c)	12/29/49		714	712,436
Santander UK Group Holdings PLC (EN), Sub. Notes, 144A	4.750%		09/15/25		622	616,796
Santander UK Group Holdings PLC (EN), Sub. Notes, 144A	5.625%		09/15/45		2,545	2,523,426
State Street Capital Trust IV, Ltd. Gtd. Notes	1.337%	(c)	06/01/77		344	276,920
Swedbank AB (Sweden), Jr. Sub. Notes	5.500%	(c)	12/29/49		200	190,272
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.200%		03/04/20		3,703	3,694,061
UBS Group AG (Switzerland), Jr. Sub. Notes	7.000%	(c)	12/29/49		200	203,750
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		661	657,823
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,863	1,853,420
Wells Fargo & Co, Sr. Unsec’d. Notes, MTN	3.550%		09/29/25		1,110	1,110,417
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45		1,328	1,220,411
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.600%		07/22/20		1,374	1,387,860

						285,154,170

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42		418	$358,860
Constellation Brands, Inc., Gtd. Notes	3.750%	05/01/21		5,665	5,622,513
Molson Coors Brewing Co., Gtd. Notes	5.000%	05/01/42		296	260,997

					6,242,370

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20		1,188	1,172,495
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25		1,254	1,200,705
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45		623	572,015
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42		1,046	1,170,992
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20		3,251	3,283,900
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22		753	758,934
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25		634	640,456
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45		498	502,506
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22		1,136	1,137,790
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45		4,590	4,552,812
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20		316	318,267
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26		238	239,108
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45		635	610,264
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35		270	270,232
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46		217	218,001

					16,648,477

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	6.000%	10/15/25		2,338	2,361,380
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%	04/01/21	EUR	100	110,623
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%	05/18/25		1,030	1,031,602
Owens Corning, Gtd. Notes	4.200%	12/01/24		2,420	2,404,028
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41		10,740	7,867,050

					13,774,683

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35		564	498,015
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21		225	237,094
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41		8,485	5,922,530
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42		355	309,764
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		537	485,751
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42		575	555,415
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		757	758,218
Huntsman International LLC, Gtd. Notes, 144A	5.125%	11/15/22		620	531,650
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22		5,730	6,101,235
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44		7,075	5,978,375
OCP SA (Morocco), Series 144A, Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		5,695	5,809,128
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23		4,805	4,543,128
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20		886	917,085
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42		271	258,354

					32,905,742

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Coal
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22		620	$416,950
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18		220	57,200

					474,150

Commercial Services — 0.4%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22		10,565	8,927,425
EC Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.125%	07/15/21	EUR	100	112,596
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24		1,217	1,244,081
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22		823	867,269
TMF Group Holding BV (Netherlands), Gtd. Notes, RegS	9.875%	12/01/19	EUR	100	118,463
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24		620	593,650
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		1,543	1,620,150
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		670	710,200
Verisure Holding AB (Sweden), Sec’d. Notes, RegS	8.750%	12/01/18	EUR	100	116,769

					14,310,603

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	2.000%	05/06/20		7,869	7,901,877
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19		3,180	3,229,217
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45		487	412,284
Hewlett Packard Enterprise Co, Gtd. Notes, 144A	2.850%	10/05/18		1,975	1,975,000
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	3.600%	10/15/20		10,873	10,870,445
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	6.200%	10/15/35		5,065	5,062,062
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19		5,140	5,220,837
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.750%	12/01/20		1,181	1,221,037
IHS, Inc., Gtd. Notes	5.000%	11/01/22		1,846	1,774,467

					37,667,226

Distribution/Wholesale
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21		620	623,100

Diversified Financial Services — 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	2.750%	05/15/17		2,450	2,413,250
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19		7,896	7,757,820
Aircastle Ltd., Sr. Unsec’d. Notes	5.500%	02/15/22		1,370	1,383,700
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%	12/01/19		917	983,483
Ally Financial, Inc., Gtd. Notes	2.750%	01/30/17		6,700	6,649,013
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20		10,540	11,962,900
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19		9,856	9,658,880
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%	02/13/22		1,880	1,811,850
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%	09/30/24		1,504	1,485,200
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%	08/15/19		1,833	1,839,415
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20		2,687	2,685,627
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%	07/02/18		8,000	8,558,104
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19		250	248,024
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25		835	808,654
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23		2,191	2,240,227

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Gtd. Notes, MTN	3.150%		09/07/22	1,495	$1,540,342
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	3.500%		03/15/17	314	314,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	427	427,641
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.000%		08/01/20	506	519,915
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,400	5,589,000
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,050	4,039,875
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	1,400	1,421,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,794,840
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	308	292,407
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43	4,885	4,843,477
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19	2,000	1,820,000
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	7,555	7,021,428
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	11,300	11,356,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%		03/25/24	3,875	3,100,000
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	1,970	1,849,338
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A	6.250%		07/06/24	11,700	7,488,000
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	1,850	1,856,938
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%		12/01/15	1,900	1,900,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17	5,000	5,187,500
Springleaf Finance Corp., Sr. Unsec’d. Notes	5.250%		12/15/19	11,026	10,777,915
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	500,275
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	1,023	1,031,009

					138,158,527

Electric — 1.6%
AES Corp., Sr. Unsec’d. Notes	3.324%	(c)	06/01/19	6,765	6,426,750
Alabama Power Co., Sr. Unsec’d. Notes	2.800%		04/01/25	233	224,258
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20	542	543,939
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25	548	551,069
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44	488	517,022
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	5.625%		04/03/42	3,540	3,904,160
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24	1,697	1,738,042
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44	669	708,446
Consumers Energy Co., First Mortgage	3.950%		05/15/43	461	452,770
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19	1,310	1,318,077
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42	547	533,843
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19	404	406,506
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24	1,504	1,526,760
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41	1,397	1,423,367
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45	547	517,677
Duke Energy Corp., Sr. Unsec’d. Notes	3.050%		08/15/22	71	70,616
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%		04/15/24	331	340,775
Duke Energy Florida, Inc., First Mortgage	3.850%		11/15/42	547	521,955
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	9,120	9,142,800

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
EDP Finance BV (Portugal), Sr. Unsec’d. Notes, 144A	5.250%		01/14/21		6,030	$6,363,580
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	4.250%		04/15/24		1,395	1,392,128
Entergy Arkansas, Inc., First Mortgage	3.700%		06/01/24		1,787	1,836,664
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20		765	771,700
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18		3,770	3,780,288
Florida Power & Light Co., First Mortgage	3.800%		12/15/42		424	404,496
Gas Natural Fenosa Finance BV (Spain), Gtd. Notes	3.375%	(c)	12/29/49	EUR	100	93,882
NiSource Finance Corp., Gtd. Notes	3.850%		02/15/23		944	979,340
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%		03/15/45		402	398,667
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%		02/15/44		617	649,583
PacifiCorp, First Mortgage	3.350%		07/01/25		2,162	2,195,533
PacifiCorp, First Mortgage	3.600%		04/01/24		2,497	2,580,078
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19		842	847,732
Progress Energy, Inc., Sr. Unsec’d. Notes	4.875%		12/01/19		213	233,403
Public Service Co. of Colorado, First Mortgage	2.500%		03/15/23		1,012	984,641
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.300%		05/20/45		1,167	1,193,357
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%		06/01/25		1,716	1,723,784
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%		01/14/25		4,895	4,820,929
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%		07/26/23		360	369,101
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.450%		02/15/24		857	875,170
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%		05/15/45		921	924,646
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%		02/15/44		446	467,061

						64,754,595

Electrical Components & Equipment — 0.2%
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23		1,040	1,008,800
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%		04/15/20		3,430	3,392,483
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%		04/15/25		1,960	1,910,008

						6,311,291

Electronics — 0.1%
Flextronics International Ltd., Gtd. Notes, 144A	4.750%		06/15/25		3,385	3,279,117
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%		02/15/22		851	853,381
Trionista Holdco GmbH (Germany), Sr. Sec’d. Notes, RegS	5.000%		04/30/20	EUR	100	114,755

						4,247,253

Energy-Alternate Sources
CE Energy AS (Czech Republic), Sr. Sec’d. Notes, RegS	7.000%		02/01/21	EUR	100	115,428

Engineering & Construction
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%		01/31/18		160	161,200
Obrascon Huarte Lain SA (Spain), Sr. Unsec’d. Notes	5.500%		03/15/23	EUR	100	94,588

						255,788

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment — 0.1%
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%	09/01/18	GBP	90	$142,410
Intralot Capital Luxembourg SA (Greece), Gtd. Notes, RegS	6.000%	05/15/21	EUR	100	97,605
PortAventura Entertainment Barcelona BV (Spain), Sr. Sec’d. Notes, RegS	7.250%	12/01/20	EUR	100	113,993
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		1,415	1,390,238
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23		1,920	1,852,800
Vougeot Bidco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.875%	07/15/20	GBP	100	157,897

					3,754,943

Environmental Control — 0.1%
Bilbao Luxembourg SA (Luxembourg), Sr. Sec’d. Notes, RegS, PIK	10.500%	12/01/18	EUR	100	114,825
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%	03/15/25		1,233	1,199,367
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25		565	553,116
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35		624	587,943

					2,455,251

Food Service
Brakes Capital (United Kingdom), Sr. Sec’d. Notes, RegS	7.125%	12/15/18	GBP	100	155,813

Foods — 0.3%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%	06/15/20	GBP	100	165,283
Boparan Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.500%	07/15/21	GBP	100	132,441
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39		332	412,709
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.950%	07/15/25		4,815	4,926,626
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18		4,060	4,227,272
Sysco Corp., Gtd. Notes	2.600%	10/01/20		574	574,491

					10,438,822

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24		615	604,199
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22		590	599,316
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21		4,865	5,093,650
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24		716	707,610
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		497	460,244

					7,465,019

Gas — 0.2%
China Resources Gas Group Ltd. (China), Sr.
Unsec’d. Notes, 144A	4.500%	04/05/22		5,650	5,849,773
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22		432	423,645

					6,273,418

Healthcare-Products — 0.5%
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.450%	05/15/17		997	995,174
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17		399	400,749

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%		12/15/19	1,358	$1,373,189
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%		11/08/21	692	696,746
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%		12/15/44	179	179,149
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%		10/01/18	994	1,006,129
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%		05/15/20	1,103	1,102,758
Boston Scientific Corp., Sr. Unsec’d. Notes	3.850%		05/15/25	1,235	1,214,744
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%		04/15/20	4,065	3,882,075
Medtronic, Inc., Gtd. Notes	2.500%		03/15/20	924	936,445
Medtronic, Inc., Gtd. Notes	3.125%		03/15/22	2,201	2,240,367
Medtronic, Inc., Gtd. Notes	3.625%		03/15/24	1,071	1,099,640
Medtronic, Inc., Gtd. Notes	4.625%		03/15/44	1,241	1,281,135
Medtronic, Inc., Gtd. Notes	4.625%		03/15/45	712	734,141
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%		09/15/20	783	787,537
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%		09/15/25	251	254,581
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%		04/01/25	434	424,982
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.250%		08/15/35	1,017	951,963

					19,561,504

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42	353	325,507
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	753	736,234
Anthem, Inc., Sr. Unsec’d. Notes	2.300%		07/15/18	3,748	3,763,880
Anthem, Inc., Sr. Unsec’d. Notes	3.300%		01/15/23	1,711	1,693,183
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		08/15/44	496	479,428
Care UK Health & Social Care PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.584%	(c)	07/15/19	GBP 100	139,475
Cigna Corp., Sr. Unsec’d. Notes	3.250%		04/15/25	1,921	1,859,972
Ephios Bondco PLC (France), Sr. Sec’d. Notes	6.250%		07/01/22	EUR 100	111,322
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%		02/15/21	700	745,500
HCA, Inc., Gtd. Notes	5.375%		02/01/25	3,070	3,039,300
HCA, Inc., Gtd. Notes	7.500%		02/15/22	8,385	9,475,050
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	1,504	1,535,960
Kindred Helathcare, Inc., Gtd. Notes, 144A	8.000%		01/15/20	5,510	5,840,600
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%		02/01/20	745	747,298
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	1,035	1,058,946
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%		06/01/20	707	714,070
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%		07/15/20	440	450,221
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%		12/15/21	838	850,667
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%		07/15/22	434	447,931
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	1,139	1,073,130
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	176	185,704

					35,273,378

Holding Companies-Diversified
Gala Electric Casinos PLC (United Kingdom), Sec’d. Notes, RegS	11.500%		06/01/19	GBP 100	160,729
ProGroup AG (Germany), Sr. Sec’d. Notes, RegS	5.125%		05/01/22	EUR 100	113,975

					274,704

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%		10/15/20		1,533	$1,452,517
KB Home, Gtd. Notes	4.750%		05/15/19		1,910	1,835,987

						3,288,504

Home Furnishings
Magnolia BC SA (Luxembourg), Sr. Sec’d. Notes, RegS	9.000%		08/01/20	EUR	100	119,004

Household Products/Wares — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%		05/22/19		1,894	1,902,885
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%		03/01/25		410	399,155

						2,302,040

Housewares
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%		12/01/19		2,095	2,113,451

Insurance — 0.6%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%		06/15/23		625	631,470
American International Group, Inc., Sr. Unsec’d. Notes	3.375%		08/15/20		1,095	1,142,718
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25		731	742,354
American International Group, Inc., Sr. Unsec’d. Notes	3.875%		01/15/35		611	562,044
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55		585	532,463
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		753	739,370
Aon PLC, Gtd. Notes	4.750%		05/15/45		220	215,446
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%		05/15/43		518	499,001
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25		324	318,444
Loews Corp., Sr. Unsec’d. Notes	2.625%		05/15/23		625	600,746
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%		03/14/26		172	172,950
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%		04/09/19		1,924	1,959,677
MetLife, Inc., Jr. Sub. Notes	5.250%	(c)	12/29/49		477	472,230
MetLife, Inc., Sr. Unsec’d. Notes	4.050%		03/01/45		1,594	1,489,958
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%		04/10/17		7,214	7,230,852
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%		04/10/19		3,038	3,071,868
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43		926	966,196
UNIQA Insurance Group AG (Austria), Sub. Notes	6.000%	(c)	07/27/46	EUR	100	111,176
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18		959	967,873

						22,426,836

Internet — 0.7%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A	4.500%		11/28/34		5,480	5,093,035
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%		12/05/19		1,347	1,380,325
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		03/05/18		15,885	16,261,872
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%		05/02/19		3,135	3,187,326

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
United Group BV (Serbia), Sr. Sec’d. Notes, RegS	7.875%	11/15/20	EUR	100	$115,372

					26,037,930

Iron/Steel — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	03/01/41		2,855	2,298,275
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	10/15/39		5,191	4,230,665
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43		435	445,748
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	4.125%	11/01/22		610	484,950
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	5.375%	09/26/24		5,575	4,492,056
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23		1,290	1,180,350
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22		481	472,583

					13,604,627

Leisure Time
Cirsa Funding Luxembourg SA (Spain), Gtd. Notes, RegS	5.875%	05/15/23	EUR	100	98,902

Lodging
Marriott International, Inc., Sr. Unsec’d. Notes	2.875%	03/01/21		1,245	1,250,329

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64		1,242	1,248,509
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20		6,015	5,563,875

					6,812,384

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.350%	06/12/24		1,521	1,536,936
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25		885	878,933

					2,415,869

Media — 2.0%
21st Century Fox America, Inc., Gtd. Notes	3.700%	09/15/24		550	550,311
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44		385	378,987
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%	02/15/23	EUR	100	109,729
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25		630	556,369
Altice SA (Luxembourg), Gtd. Notes, RegS	6.250%	02/15/25	EUR	100	98,030
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23		1,010	969,600
CBS Corp., Gtd. Notes	2.300%	08/15/19		1,113	1,103,978
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22		3,180	2,981,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		6,945	6,632,475
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	3.579%	07/23/20		516	512,199
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%	07/23/22		2,542	2,543,342
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		1,064	1,076,499
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		5,405	5,452,834
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		2,115	2,122,931
Comcast Corp., Gtd. Notes	3.375%	08/15/25		2,852	2,873,935
Comcast Corp., Gtd. Notes	4.400%	08/15/35		1,525	1,534,736

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., Gtd. Notes	4.600%	08/15/45		495	$505,989
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39		411	498,320
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.600%	02/15/21		2,616	2,797,713
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41		561	601,060
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25		680	629,988
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23		5,605	4,694,187
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24		4,820	4,093,987
Myriad International Holdings BV (South Africa), Series 144A, Gtd. Notes, 144A	6.000%	07/18/20		10,394	11,112,849
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49		1,372	1,449,175
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		791	787,724
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.375%	05/15/22	EUR	100	111,977
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19		721	721,650
Time Warner Cable, Inc., Gtd. Notes	4.000%	09/01/21		244	248,880
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21		1,736	1,784,297
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20		841	902,345
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41		594	531,994
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40		3,720	3,540,793
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37		3,485	3,424,291
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39		2,020	2,020,479
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19		2,431	2,433,044
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25		1,157	1,132,934
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44		936	893,066
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	105,540
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19		838	841,197
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21		863	895,426
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44		1,345	1,174,182
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, RegS	4.625%	01/15/25	EUR	100	100,846

					77,531,138

Metal Fabricate/Hardware
Eco-Bat Finance PLC (United Kingdom), Gtd. Notes, RegS	7.750%	02/15/17	EUR	100	107,841

Mining — 0.8%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	05/14/20		2,572	2,244,170
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/14/25		6,299	5,044,138
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18		6,360	5,565,000
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22		4,520	3,390,000
Freeport-McMoRan, Inc., Gtd. Notes	4.000%	11/14/21		1,323	1,031,940
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34		629	440,105
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18		2,895	2,861,181
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22		953	855,361
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		11,215	9,104,898

					30,536,793

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22		3,565	$2,647,013
Eaton Corp., Gtd. Notes	2.750%	11/02/22		1,475	1,435,508
Gates Global LLC/Gates Global Co., Gtd. Notes, RegS	5.750%	07/15/22	EUR	100	88,882
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		1,555	1,611,442
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%	05/01/20		839	838,933
Textron, Inc., Sr. Unsec’d. Notes	3.875%	03/01/25		1,960	1,965,317

					8,587,095

Office/Business Equipment
CDW LLC / CDW Finance Corp., Gtd. Notes	5.000%	09/01/23		620	624,520

Oil & Gas — 3.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%	07/15/44		593	527,472
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39		593	755,975
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19		2,197	2,213,240
California Resources Corp., Gtd. Notes	6.000%	11/15/24		620	369,287
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20		2,207	2,197,779
Chevron Corp., Sr. Unsec’d. Notes	2.193%	11/15/19		420	424,533
CNPC General Capital Ltd. (Hong Kong), Gtd. Notes, 144A	3.950%	04/19/22		5,290	5,394,065
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24		655	531,266
Continental Resources, Inc., Gtd. Notes	4.900%	06/01/44		793	566,927
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		604	583,563
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21		5,345	6,032,078
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%	06/26/26		5,425	4,733,313
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24		2,715	2,005,666
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44		2,283	1,579,359
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19		1,924	1,940,048
Halcon Resources Corp., Sec’d. Notes, 144A	8.625%	02/01/20		620	515,375
Laredo Petroleum, Inc., Gtd. Notes	7.375%	05/01/22		234	226,395
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.250%	11/01/19		1,745	444,975
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%	09/15/44		481	427,520
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21		325	266,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24		3,754	2,984,430
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23		6,065	5,352,120
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26		3,205	2,932,575
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		10,320	3,818,400
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21		1,215	437,400
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21		2,705	2,677,139
Paragon Offshore PLC, Gtd. Notes, 144A	6.750%	07/15/22		3,200	416,000
Paragon Offshore PLC, Gtd. Notes, 144A	7.250%	08/15/24		4,710	612,300
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	5.625%	05/20/43		7,220	5,612,583
Pertamina Persero PT (Indonesia), Series 144A, Sr. Unsec’d. Notes, 144A	6.450%	05/30/44		10,465	9,076,912
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21		5,230	3,804,825
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.625%	05/20/43		2,550	1,561,875
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41		6,180	4,032,450

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/15		8,500	$5,418,750
Petrobras Global Finance BV (Brazil), Gtd. Notes, MTN	6.250%	12/14/26	GBP	100	96,020
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		4,795	5,427,461
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	3.500%	07/23/20		2,115	2,052,502
Phillips 66, Gtd. Notes	4.875%	11/15/44		509	487,083
Phillips 66, Gtd. Notes	5.875%	05/01/42		4,620	5,000,600
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23		3,725	3,114,100
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22		1,950	1,657,500
Range Resources Corp., Gtd. Notes	5.000%	03/15/23		2,605	2,303,797
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24		7,090	5,193,687
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20		2,509	2,511,597
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42		555	489,798
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35		2,230	2,169,333
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25		1,420	1,221,200
SM Energy Co., Sr. Unsec’d. Notes	6.125%	11/15/22		4,520	4,185,520
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21		630	598,500
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23		1,845	1,715,850
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20		2,399	2,473,753
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43		10,630	9,891,258
Transocean, Inc., Gtd. Notes	4.300%	10/15/22		6,375	3,936,563
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25		2,108	2,024,567
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25		328	296,694

					137,320,478

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, RegS	4.250%	01/15/22	EUR	100	109,506
Novelis, Inc., Gtd. Notes	8.750%	12/15/20		2,997	2,885,212
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21		1,363	1,410,841
Rock-Tenn Co., Gtd. Notes	4.000%	03/01/23		3,045	3,124,712
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22		6,565	6,491,144
Sealed Air Corp., Sr. Unsec’d. Notes, RegS	4.500%	09/15/23	EUR	100	113,137
SGD Group SAS (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/19	EUR	100	109,506

					14,244,058

Pharmaceuticals — 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.550%	03/15/22		1,700	1,679,369
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20		1,677	1,667,736
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		1,349	1,314,351
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42		1,147	1,048,091
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		761	734,597
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18		3,038	3,050,088
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		11,765	11,775,306
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		3,990	3,671,043
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		4,805	4,362,719
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17		1,307	1,301,882
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		307	298,587
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45		307	286,771
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	4.000%	06/23/25		499	499,773

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44		653	$691,114
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750%	06/01/25		207	203,811
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45		470	442,527
Endo Finance LLC & Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23		620	595,975
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17		1,044	1,040,780
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22		631	650,324
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22		861	859,513
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23		636	611,180
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20		1,300	1,439,211
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22		1,795	1,938,600
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		642	635,833
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44		501	503,322
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,985	2,955,150
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21		352	356,273
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23		1,415	1,344,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21		7,597	7,217,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		1,626	1,548,765
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20		8,595	8,546,653
Valeant Pharmaceuticals International, Inc., Gtd. Notes, RegS	4.500%	05/15/23	EUR	100	99,705
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23		575	552,236

					63,922,685

Pipelines — 1.6%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.150%	10/01/20		707	715,141
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21		1,035	1,033,509
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35		653	527,473
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43		558	439,404
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41		8,220	7,292,570
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42		3,430	3,147,509
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.625%	10/15/36		446	424,328
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26		1,643	1,552,550
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		700	687,261
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43		1,595	1,358,983
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21		4,167	3,984,698
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24		9,040	8,252,905
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%	11/01/42		914	688,550
Kinder Morgan Energy Partners LP, Gtd. Notes	5.625%	09/01/41		230	189,202
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19		346	339,712
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23		335	328,459
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23		2,149	1,971,456
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.900%	02/15/45		605	540,321
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.150%	06/01/42		446	413,078
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22		2,422	2,364,720
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23		2,894	2,799,945

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22		3,065	$3,140,920
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21		1,749	1,622,198
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23		377	334,588
Sabine Pass LNG LP, Sr. Sec’d. Notes	7.500%	11/30/16		2,184	2,233,140
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25		1,154	1,077,429
Sunoco Logistics Partners Operations LP, Gtd. Notes	3.450%	01/15/23		1,137	988,441
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Gtd. Notes, 144A	4.125%	11/15/19		6,745	6,053,638
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22		2,635	2,569,125
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18		541	543,449
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22		664	624,021
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34		1,254	1,200,395
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		988	956,177
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		1,502	1,442,802
Williams Partners LP, Sr. Unsec’d. Notes	4.500%	11/15/23		347	325,234
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45		691	514,541

					62,677,872

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23		2,350	2,362,110

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21		742	745,350
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23		208	200,388
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24		201	211,181
Communications Sales & Leasing, Inc. / CSL Capital LLC, Gtd. Notes	8.250%	10/15/23		620	530,100
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23		976	1,032,315
ERP Operating LP, Sr. Unsec’d. Notes	3.375%	06/01/25		548	540,449
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25		1,187	1,162,953
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	4.500%	04/01/27		512	487,275
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24		821	826,092
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44		605	587,517
Ventas Realty LP, Gtd. Notes	3.750%	05/01/24		1,120	1,113,685
Ventas Realty LP, Gtd. Notes	4.125%	01/15/26		713	718,705

					8,156,010

Retail — 0.9%
Asbury Automotive Group, Inc., Gtd. Notes	6.000%	12/15/24		1,395	1,443,825
Autonation, Inc., Gtd. Notes	3.350%	01/15/21		1,290	1,303,867
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25		4,760	4,906,646
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23		817	865,581
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		1,951	2,047,128
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		2,980	3,203,360
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		482	531,806
GameStop Corp., Gtd. Notes, 144A	5.500%	10/01/19		5,940	6,119,982
Hema Bondco I BV (Netherlands), Sr. Sec’d. Notes, RegS	6.250%	06/15/19	EUR	100	66,986
Home Depot Inc. (The), Sr. Unsec’d. Notes	3.350%	09/15/25		201	204,691

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		306	$316,296
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.400%	09/15/40		330	383,965
Lotte Shopping Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.375%	05/09/17		1,000	1,022,398
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25		221	223,287
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44		518	513,355
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45		166	167,917
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34		676	619,167
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45		291	290,004
Punch Taverns Finance B Ltd (United Kingdom), Sr. Sec’d. Notes	5.267%	03/30/24	GBP	64	88,758
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19		525	523,821
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		884	908,763
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23		2,270	2,187,050
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25		3,880	3,829,118
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24		473	493,791
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42		600	590,172
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset Backed	6.464%	03/30/32	GBP	100	133,882
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%	04/11/23		728	719,190
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43		524	509,287

					34,214,093

Semiconductors — 0.3%
Applied Materials, Inc., Sr. Unsec’d. Notes	2.625%	10/01/20		641	642,942
Applied Materials, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25		535	533,193
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19		1,455	1,492,586
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		10,950	10,071,810

					12,740,531

Software — 0.3%
Adobe Systems, Inc., Sr. Unsec’d. Notes	3.250%	02/01/25		617	605,315
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23		620	623,100
First Data Corp., Sec’d. Notes, PIK, 144A	8.750%	01/15/22		1,740	1,818,300
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35		1,416	1,316,656
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21		6,078	6,162,575
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30		1,635	1,537,534
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55		705	656,403

					12,719,883

Telecommunications — 3.9%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		2,992	3,021,681
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19		992	995,516
AT&T, Inc., Sr. Unsec’d. Notes	2.375%	11/27/18		820	828,713
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20		2,072	2,040,066
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22		4,556	4,444,852
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,201	2,100,846
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21		1,180	1,225,517
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42		1,122	964,197
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		6,230	5,708,530
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		380	385,608
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		6,500	6,854,120
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25		6,010	5,993,551

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20		3,835	$3,568,928
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%		03/15/22		665	568,575
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.125%		03/01/19		495	501,208
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36		13,520	13,946,691
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%		01/15/25		2,000	1,580,000
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%		01/15/23		10,105	8,305,299
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%		08/01/23		620	511,500
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20		720	730,863
Level 3 Financing, Inc., Gtd. Notes	5.375%		08/15/22		1,960	1,906,100
Level 3 Financing, Inc., Gtd. Notes	5.625%		02/01/23		2,630	2,583,975
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24		2,590	2,578,656
Orange SA (France), Jr. Sub. Notes, MTN	4.000%	(c)	10/29/49	EUR	100	109,366
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44		615	669,931
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%		04/15/20		9,990	9,674,316
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18		5,275	5,535,058
Sprint Corp., Gtd. Notes	7.875%		09/15/23		1,393	1,127,459
Telecom Italia Finance SA (Italy), Gtd. Notes, MTN	7.750%		01/24/33	EUR	100	142,844
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, MTN	3.250%		01/16/23	EUR	100	108,577
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21		8,464	9,457,352
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	5.500%		10/23/20		4,545	2,437,256
Telenet Finance V Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.750%		08/15/24	EUR	100	120,065
Telenet Finance VI Luxembourg SCA (Belgium), Sr. Sec’d. Notes	4.875%		07/15/27	EUR	100	102,370
T-Mobile USA, Inc., Gtd. Notes	6.633%		04/28/21		440	441,100
T-Mobile USA, Inc., Gtd. Notes	6.731%		04/28/22		422	420,945
T-Mobile USA, Inc., Gtd. Notes	6.836%		04/28/23		134	132,660
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20		4,325	4,337,832
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21		3,096	3,170,239
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18		9,400	9,908,446
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		1,742	1,444,404
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34		14,614	13,597,713
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		1,943	1,821,976
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34		589	587,639
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%		01/15/25		4,400	4,136,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%		04/15/23		4,380	4,358,100
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21		180	181,125
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%		04/15/21	GBP	90	137,530

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%	09/26/22		744	$689,934
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%	07/15/20	EUR	100	110,064
Windstream Corp., Gtd. Notes	7.500%	04/01/23		7,170	5,305,800

					151,611,093

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	03/15/23		860	846,911
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45		371	345,656
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35		142	144,640
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/15		330	346,608
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44		591	541,129
FedEx Corp., Gtd. Notes	3.900%	02/01/35		104	95,613
FedEx Corp., Gtd. Notes	4.100%	02/01/45		714	646,753
FedEx Corp., Gtd. Notes	4.900%	01/15/34		1,398	1,455,962
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		579	559,460
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19		924	926,822
Silk Bidco AS (United Kingdom), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	100	114,813
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	294,814
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		1,346	1,209,711
WFS Global Holding SAS (France), Gtd. Notes, RegS	9.500%	07/15/22	EUR	100	112,858

					7,641,750

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,665	1,663,485
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	809,844
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22		671	655,797

					3,129,126

TOTAL CORPORATE BONDS (cost $1,621,596,338)					1,530,483,415

FOREIGN GOVERNMENT BONDS — 3.2%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25		4,085	3,574,375
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		3,839	3,719,991
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500%	01/28/26		14,285	13,892,163
Deutsche Bundesrepublik Inflation Linked Bond, TIPS (Germany), Bonds	0.100%	04/15/26	EUR	7,415	8,786,702
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/24	EUR	13	10,066
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/25	EUR	13	9,897
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/26	EUR	13	9,736

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/27	EUR	13	$9,572
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/28	EUR	13	9,438
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	13	9,269
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/30	EUR	13	9,075
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/31	EUR	13	8,970
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/32	EUR	13	8,809
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/33	EUR	13	8,677
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/34	EUR	13	8,561
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	13	8,442
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/36	EUR	13	8,350
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	13	8,300
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	13	8,228
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	13	8,198
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	13	8,187
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/41	EUR	13	8,215
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/42	EUR	13	8,235
Hellenic Republic Government Bond (Greece), Bonds, RegS	3.000%	02/24/23	EUR	13	10,223
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.250%	01/17/42		7,490	6,708,411
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.375%	10/17/23		1,135	1,173,272
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	01/15/24		1,170	1,238,688
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	6.625%	02/17/37		508	534,215
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	6.625%	02/17/37		215	226,095
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	41,760	2,479,412
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	724,000	44,846,380
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.000%	12/07/23	MXN	75,000	4,999,555
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		7,104	7,235,424
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/15	EUR	4,150	3,819,922
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40		270	295,650
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes	4.325%	05/28/25		1,016	936,041
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,766,460
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	103,000	2,137,349

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	183,000	$3,983,793
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	244,000	5,729,354
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		800	748,160
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.625%	09/09/24	EUR	655	905,727
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%	02/18/24		1,293	1,422,300
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%	10/26/22		630	707,493
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24		4,548	4,714,002

TOTAL FOREIGN GOVERNMENT BONDS (cost $139,237,960)					126,759,382

MUNICIPAL BONDS — 0.8%

Arizona
Arizona Health Facilities Authority, Revenue Bonds	5.000%	01/01/44		190	208,979

California — 0.3%
Bay Area Toll Authority, Revenue Bonds	5.000%	10/01/54		50	54,561
Bay Area Toll Authority, Series S1, Revenue Bonds, BABs	7.043%	04/01/50		700	959,735
City of San Jose California Airport, Revenue Bonds	5.000%	03/01/37		395	411,187
City of Tulare CA Sewer Revenue, Revenue Bonds	5.000%	11/15/45		175	195,627
County of Sacramento California Airport System, Revenue Bonds	5.250%	07/01/39		335	361,438
Fremont Union High School District, General Obligation Unlimited	5.000%	08/01/40		240	274,202
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%	08/01/42		420	565,358
Los Angeles Department of Water & Power, Revenue Bonds	5.000%	07/01/44		70	79,321
Los Angeles Unified School District, General Obligation Unlimited	5.750%	07/01/34		1,000	1,197,780
Orange County Sanitation District, Revenue Bonds	5.000%	02/01/34		250	294,280
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34		3,100	4,347,130
University of California, Revenue Bonds	4.767%	05/15/15		840	790,096

					9,530,715

Colorado
Board of Governors of Colorado State University System, Revenue Bonds	5.000%	03/01/45		200	223,890
Colorado Health Facilities Authority, Revenue Bonds	5.250%	01/01/45		175	190,481

					414,371

Florida
County of Miami-Dade Florida Aviation, Revenue Bonds	5.000%	10/01/38		850	929,041

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Hillsborough County Aviation Authority, Revenue Bonds	5.000%	10/01/44	335	$371,334

				1,300,375

Georgia
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/43	170	192,386
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	427,798

				620,184

Illinois — 0.1%
Chicago Board of Education, General Obligation Unlimited	5.000%	12/01/42	300	250,224
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	1,855	1,738,525

				1,988,749

Maryland
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.000%	07/01/39	240	261,446

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/44	1,390	1,489,649
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	500	567,585

				2,057,234

Minnesota
State of Minnesota, General Obligation Unlimited	5.000%	08/01/32	335	400,838
State of Minnesota, General Obligation Unlimited	5.000%	08/01/35	170	200,833

				601,671

New Jersey
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	732,873

New York — 0.1%
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/55	1,225	1,372,723
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	562,719
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	450	574,605
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds	5.000%	07/15/36	260	298,121
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	516,447
New York State Thruway Authority, Revenue Bonds	5.000%	01/01/31	335	386,134
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/44	440	490,340
Sales Tax Asset Receivable Corp., Revenue Bonds	5.000%	10/15/24	350	437,661

				4,638,750

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina
North Carolina Department of Transportation, Revenue Bonds	5.000%		06/30/54	500	$519,720
North Carolina Medical Care Commission, Revenue Bonds	5.000%		06/01/40	135	147,656
North Carolina Medical Care Commission, Revenue Bonds	5.000%		06/01/45	395	430,033

					1,097,409

North Dakota
North Dakota Public Finance Authority, Revenue Bonds	5.000%		06/01/45	330	367,429

Pennsylvania
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%		12/31/38	500	532,505
Port Authority of New York & New Jersey, Revenue Bonds	4.960%		08/01/46	695	754,499

					1,287,004

South Carolina
City of Charleston SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%		01/01/45	300	345,012
South Carolina State Public Service Authority, Revenue Bonds	5.000%		12/01/46	590	642,705

					987,717

Texas — 0.1%
Central Texas Turnpike System, Revenue Bonds	5.000%		08/15/37	390	424,960
Central Texas Turnpike System, Revenue Bonds	5.000%		08/15/37	160	175,989
City Public Service Board of San Antonio TX, Revenue Bonds	5.808%		02/01/41	820	1,028,903

					1,629,852

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%		06/15/27	1,500	1,840,560

Wisconsin
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		08/15/39	440	479,442

TOTAL MUNICIPAL BONDS (cost $30,374,715)					30,044,760

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.9%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.763%	(c)	09/25/35	2,791	2,442,859
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	7,430	7,567,552
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	3,727	3,068,197
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.374%	(c)	05/25/47	4,646	3,911,436
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.345%	(c)	03/26/37	1,266	1,230,708
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.916%	(c)	07/25/34	1,118	1,082,620

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.543%	(c)	01/26/36	3,847	$3,166,538
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.434%	(c)	11/25/36	1,600	1,423,904
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	4,025	3,536,902
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.384%	(c)	08/25/47	7,367	6,125,785
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.763%	(c)	12/25/42	420	481,339
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	998	1,103,388
Fannie Mae REMICS, Series 2003-119, Class FK	0.694%	(c)	05/25/18	2,093	2,100,113
Fannie Mae REMICS, Series 2004-92, Class F	0.494%	(c)	08/25/34	2,798	2,806,828
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.289%	(c)	05/25/35	180	189,585
Fannie Mae REMICS, Series 2006-118, Class A1	0.254%	(c)	12/25/36	452	442,175
Fannie Mae REMICS, Series 2007-73, Class A1	0.254%	(c)	07/25/37	1,821	1,711,532
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.582%	(c)	07/25/44	911	934,921
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.382%	(c)	10/25/44	620	640,676
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.234%	(c)	12/25/36	2,916	2,900,572
Government National Mortgage Assoc., Series 2012-H08, Class FA	0.792%	(c)	01/20/62	11,440	11,508,435
Government National Mortgage Assoc., Series 2012-H10, Class FA	0.742%	(c)	12/20/61	1,279	1,283,796
Government National Mortgage Assoc., Series 2012-H20, Class BA	0.752%	(c)	09/20/62	7,988	7,981,538
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.707%	(c)	10/20/62	1,457	1,461,240
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.532%	(c)	12/20/62	1,920	1,911,788
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.692%	(c)	07/20/63	2,869	2,885,964
Government National Mortgage Assoc., Series 2013-H18, Class FA	0.692%	(c)	06/20/63	6,252	6,265,395
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.692%	(c)	06/20/64	3,615	3,608,461
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.692%	(c)	07/20/64	1,242	1,240,251
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.492%	(c)	04/20/61	9,479	9,443,638
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,824	6,895,408
Government National Mortgage Assoc., Series 2015-H11, Class FA	0.442%	(c)	04/20/65	1,934	1,924,638
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.855%	(c)	10/25/33	1,331	1,313,761
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	3.749%	(c)	11/25/35	1,398	1,341,295
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	2,224	2,115,961
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	3,706	3,123,663
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	2.248%	(c)	05/25/33	1,706	1,650,640

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.404%	(c)	02/25/36	2,281	$2,090,588
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	23,639	15,199,420
Residential Funding Mortgage Securities I, Series 2005-S1, Class 1A6	5.500%		02/25/35	1,447	1,470,309
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.161%	(c)	09/25/35	3,781	2,995,302
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.431%	(c)	01/25/35	3,495	3,313,717
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.868%	(c)	10/25/46	5,345	5,190,437
Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 144A	2.750%		11/25/60	6,851	6,866,105
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.384%	(c)	11/25/42	190	177,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.615%	(c)	12/25/34	1,389	1,368,084

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $155,143,689)					151,494,941

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.7%
Federal Home Loan Mortgage Corp.	2.500%		TBA	6,706	6,836,196
Federal Home Loan Mortgage Corp.	2.740%	(c)	06/01/44	5,946	6,186,678
Federal Home Loan Mortgage Corp.	3.000%		TBA	930	967,490
Federal Home Loan Mortgage Corp.	3.000%		TBA	25,300	25,559,530
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000	4,217,750
Federal Home Loan Mortgage Corp.	4.000%		01/01/45-02/01/45	7,192	7,666,563
Federal Home Loan Mortgage Corp.	4.000%		04/01/44	658	708,754
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	2,178	2,322,718
Federal Home Loan Mortgage Corp.	4.000%		TBA	3,200	3,344,650
Federal Home Loan Mortgage Corp.	4.000%		TBA	12,616	13,404,152
Federal Home Loan Mortgage Corp.	4.500%		05/01/41-07/01/44	5,550	6,039,693
Federal Home Loan Mortgage Corp.	4.500%		07/01/40	85	92,378
Federal Home Loan Mortgage Corp.	4.500%		10/01/44	415	450,589
Federal Home Loan Mortgage Corp.	4.500%		TBA	2,123	2,297,484
Federal Home Loan Mortgage Corp.	4.552%	(c)	11/01/35	219	231,025
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	5,515	6,077,508
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	13,355	14,788,899
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	14,287	16,115,105
Federal National Mortgage Assoc.	1.398%	(c)	06/01/43	1,113	1,140,094
Federal National Mortgage Assoc.	2.219%	(c)	08/01/35	800	848,294
Federal National Mortgage Assoc.	2.280%	(c)	06/01/35	268	278,562
Federal National Mortgage Assoc.	2.500%		04/01/30-09/01/30	11,841	12,092,020
Federal National Mortgage Assoc.	2.500%		02/01/30	580	591,924
Federal National Mortgage Assoc.	2.500%		TBA	3,333	3,397,889
Federal National Mortgage Assoc.	2.500%		TBA	900	916,045
Federal National Mortgage Assoc.	3.000%		09/01/29-07/01/45	130,885	134,822,377
Federal National Mortgage Assoc.	3.000%		02/01/30	2,387	2,493,038
Federal National Mortgage Assoc.	3.230%	(c)	05/01/36	2,381	2,506,866
Federal National Mortgage Assoc.	3.500%		08/01/30-09/01/45	103,473	108,098,723
Federal National Mortgage Assoc.	3.500%		TBA	139,055	144,914,351
Federal National Mortgage Assoc.	3.867%	(c)	11/01/35	692	729,613
Federal National Mortgage Assoc.	4.000%		04/01/21-09/01/45	29,010	31,168,380
Federal National Mortgage Assoc.	4.000%		TBA	100,403	106,901,772
Federal National Mortgage Assoc.	4.000%		10/01/45	125	133,632
Federal National Mortgage Assoc.	4.000%		10/01/45	2,537	2,711,728
Federal National Mortgage Assoc.	4.000%		10/01/45	3,200	3,418,466

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.321%	(c)	12/01/36		434	$462,085
Federal National Mortgage Assoc.	4.500%		05/01/22-07/01/45		85,442	92,869,167
Federal National Mortgage Assoc.	4.500%		07/01/40		407	441,585
Federal National Mortgage Assoc.	4.500%		TBA		3,100	3,212,133
Federal National Mortgage Assoc.	5.000%		07/01/33-01/01/42		1,158	1,277,289
Federal National Mortgage Assoc.	5.000%		TBA		2,100	2,181,211
Federal National Mortgage Assoc.	5.000%		TBA		15,100	16,637,428
Federal National Mortgage Assoc.	5.321%	(c)	01/01/36		234	248,558
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40		2,901	3,247,848
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41		26,292	29,699,268
Federal National Mortgage Assoc.	6.625%		11/15/30		2,235	3,226,915
Government National Mortgage Assoc.	3.000%		07/20/45-08/20/45		25,418	25,975,934
Government National Mortgage Assoc.	3.000%		TBA		4,800	4,898,512
Government National Mortgage Assoc.	3.500%		08/20/45		36,767	38,588,358
Government National Mortgage Assoc.	3.500%		TBA		4,800	5,022,824
Government National Mortgage Assoc.	3.500%		TBA		3,547	3,716,452
Government National Mortgage Assoc.	3.500%		TBA		31,085	32,498,379
Government National Mortgage Assoc.	4.000%		01/15/41-02/20/44		18,375	19,629,466
Government National Mortgage Assoc.	4.000%		TBA		3,904	4,161,309
Government National Mortgage Assoc.	4.000%		TBA		6,594	7,016,559
Government National Mortgage Assoc.	4.411%		04/20/62		2,404	2,579,279
Government National Mortgage Assoc.	4.500%		12/20/39-02/20/42		5,286	5,750,372
Government National Mortgage Assoc.	4.500%		TBA		10,000	10,835,940
Government National Mortgage Assoc.	4.500%		TBA		19,714	21,177,153
Government National Mortgage Assoc.	4.542%		09/20/62		1,667	1,804,873
Government National Mortgage Assoc.	4.554%		12/20/64		5,096	5,697,704
Government National Mortgage Assoc.	4.573%		10/20/64		1,916	2,112,919
Government National Mortgage Assoc.	4.604%		06/20/62		4,862	5,251,787
Government National Mortgage Assoc.	4.606%		02/20/64		3,534	3,958,642
Government National Mortgage Assoc.	4.642%		08/20/64		5,101	5,710,066
Government National Mortgage Assoc.	4.676%		04/20/62		5,027	5,424,117
Government National Mortgage Assoc.	4.700%		05/20/61		2,198	2,335,064
Government National Mortgage Assoc.	5.000%		04/15/38-09/15/40		14,156	15,672,819
Government National Mortgage Assoc.	6.000%		05/15/37		16	18,508
Tennessee Valley Authority	4.875%		01/15/48		2,245	2,620,216
Tennessee Valley Authority	5.250%		09/15/39		3,065	3,802,586
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%		12/15/42		16,580	15,828,793
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65		4,170	4,190,737

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,077,625,647)						1,084,253,791

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bonds	2.500%		02/15/45		8,240	7,585,736
U.S. Treasury Bonds	2.875%		08/15/45		71,672	71,636,522
U.S. Treasury Bonds	3.000%		11/15/44-05/15/45		20,460	20,900,286
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25		64,635	62,421,893
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45		6,650	5,844,567
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44		52,590	54,639,586
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25		25,850	37,663,251
U.S. Treasury Notes	0.375%		03/15/16		14,115	14,129,157
U.S. Treasury Notes	0.625%		12/31/16-09/30/17	(v)	223,812	223,770,441
U.S. Treasury Notes	1.000%		09/15/18		138,141	138,457,619
U.S. Treasury Notes	1.375%		08/31/20-09/30/20	(v)	166,615	166,680,801
U.S. Treasury Notes	1.750%		09/30/22		1,861	1,860,030
U.S. Treasury Notes	1.875%		08/31/17-08/31/22		145,144	147,206,619
U.S. Treasury Notes	2.125%		05/15/25		14,560	14,647,593

TOTAL U.S. TREASURY OBLIGATIONS (cost $976,133,430)						967,444,101

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares
PREFERRED STOCKS — 0.2%

Banks
RBS Capital Funding Trust V, 5.900%	2,869	69,918
RBS Capital Funding Trust VII, 6.080%	2,439	59,634

		129,552

Consumer Finance — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	114,000	2,910,420

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%	127,000	3,262,630

TOTAL PREFERRED STOCKS (cost $6,525,108)		6,302,602

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Value

TOTAL LONG-TERM INVESTMENTS (cost $4,516,804,301)				$4,405,454,708

SHORT-TERM INVESTMENTS — 5.8%

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 3.9%
Federal Home Loan Mortgage Corp., Disc. Notes	0.300%	03/04/16	10,000	$9,991,170
Federal National Mortgage Assoc., Disc. Notes	0.267%	02/19/16	140,000	139,906,200
Freddie Mac Discount Notes, Disc. Notes	0.236%	06/01/16	2,000	1,996,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $151,838,588)				151,894,184

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $41,350,519) (w)			41,350,519	41,350,519

			Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.7%

U.S. Treasury Bills	0.127%	01/21/16	4,000	3,999,844
U.S. Treasury Bills	0.127%	04/28/16	5,000	4,998,070
U.S. Treasury Bills	0.201%	02/25/16	3,000	2,999,664
U.S. Treasury Bills	0.255%	03/17/16	15,000	14,997,630

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,975,960)				26,995,208

REPURCHASE AGREEMENT(m) — 0.1%
Bank of America, 0.070%, dated 09/30/15 , due 10/01/15 in the amount of $5,051,241 (cost $5,051,231)			5,051	5,051,231

	Counterparty		Notional Amount (000)#

OPTIONS PURCHASED*

Call Options
Currency Option USD vs BRL, expiring 10/08/15, @ FX Rate 3.55	Morgan Stanley		8	90,191
expiring 10/08/15, @ FX Rate 3.75	Goldman Sachs & Co.		8	51,587
expiring 12/11/15, @ FX Rate 4.00	Morgan Stanley		6	32,907
Currency Option USD vs CNH, expiring 12/15/15, @ FX Rate 6.54	BNP Paribas		8	5,446
expiring 02/29/16, @ FX Rate 6.55	Bank of America		202	268,806
Currency Option USD vs CNY, expiring 11/13/15, @ FX Rate 6.50	Standard Chartered PLC		8	2,681
Currency Option USD vs JPY,
expiring 10/09/15, @ FX Rate 121.50	Hong Kong & Shanghai Bank		14	3,419
Currency Option USD vs KRW, expiring 11/02/15, @ FX Rate 1,195.00	JPMorgan Chase		12	11,552
Currency Option USD vs SAR, expiring 08/16/16, @ FX Rate 3.78	BNP Paribas		99	75,187
expiring 08/16/16, @ FX Rate 3.78	Citigroup Global Markets		97	74,235

				616,011

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty		Notional Amount (000)#		Value

OPTIONS PURCHASED* (Continued)

Put Options
Currency Option EUR vs USD, expiring 10/12/15, @ FX Rate 1.11	Deutsche Bank AG		EUR	15	$18,328
expiring 11/02/15, @ FX Rate 1.10	BNP Paribas		EUR	11	8,569
Currency Option USD vs KRW, expiring 10/30/15, @ FX Rate 1,180.00	Deutsche Bank AG			9	15,130
Currency Option USD vs MXN, expiring 10/26/15, @ FX Rate 17.00	Goldman Sachs & Co.			10	17,556
Currency Option USD vs MYR, expiring 11/18/15, @ FX Rate 4.13	JPMorgan Chase			8	2,852
Currency Option USD vs ZAR, expiring 11/06/15, @ FX Rate 13.25	Hong Kong & Shanghai Bank			8	3,776
expiring 11/27/15, @ FX Rate 13.50	Deutsche Bank AG			9	12,773
Interate Rate Swap Options, expiring 11/17/15, Strike Price $3.05	Barclays Capital Group			143	35,397

					114,381

TOTAL OPTIONS PURCHASED (cost $928,009)					730,392

TOTAL SHORT-TERM INVESTMENTS (cost $226,144,307)					226,021,534

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 118.4% (cost $4,742,948,608)					4,631,476,242

SECURITIES SOLD SHORT — (6.6)%
	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS – SHORT — (6.5)%
Federal Home Loan Mortgage Corp.	3.500%	TBA		44,190	(45,978,316)
Federal Home Loan Mortgage Corp.	5.000%	TBA		5,500	(6,022,930)
Federal National Mortgage Assoc.	3.000%	TBA		65,921	(67,737,927)
Federal National Mortgage Assoc.	4.000%	TBA		5,800	(6,070,063)
Federal National Mortgage Assoc.	4.500%	TBA		77,400	(83,880,964)
Federal National Mortgage Assoc.	5.500%	TBA		1,200	(1,339,449)
Federal National Mortgage Assoc.	6.000%	TBA		36,100	(40,709,259)
Government National Mortgage Assoc.	3.000%	TBA		1,206	(1,230,662)

TOTAL SECURITIES SOLD SHORT (proceeds received $252,173,792)					(252,969,570)

U.S. TREASURY OBLIGATION — (0.1)%
U.S. Treasury Notes (proceeds received $5,005,102)	2.000%	08/15/25		(5,083)	(5,056,131)

TOTAL SECURITIES SOLD SHORT (proceeds received $257,178,894)					(258,025,701)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN*

Call Options
Currency Option USD vs BRL,
expiring 10/08/15, @ FX Rate 3.55	Goldman Sachs & Co.		8	$(90,191)
expiring 10/08/15, @ FX Rate 3.75	Morgan Stanley		8	(51,587)
expiring 11/09/15, @ FX Rate 3.60	Hong Kong & Shanghai Bank		2	(26,594)
expiring 12/11/15, @ FX Rate 4.25	Morgan Stanley		9	(27,313)
Currency Option USD vs CNH,
expiring 02/29/16, @ FX Rate 6.88	Bank of America		202	(128,155)
Currency Option USD vs CNY,
expiring 11/13/15, @ FX Rate 6.80	Standard Chartered PLC		12	(1,373)
expiring 12/15/15, @ FX Rate 6.80	BNP Paribas		12	(2,723)
Currency Option USD vs KRW,
expiring 10/30/15, @ FX Rate 1,210.00	BNP Paribas		13	(8,622)
expiring 11/02/15, @ FX Rate 1,235.00	JPMorgan Chase		12	(4,166)
Currency Option USD vs MYR,
expiring 11/18/15, @ FX Rate 4.13	Standard Chartered PLC		8	(50,505)
Currency Option USD vs ZAR,
expiring 10/26/15, @ FX Rate 13.25	JPMorgan Chase		6	(28,596)
expiring 11/06/15, @ FX Rate 14.77	Hong Kong & Shanghai Bank		6	(4,764)
expiring 11/27/15, @ FX Rate 14.75	Deutsche Bank AG		7	(10,168)

				(434,757)

Put Options
Currency Option EUR vs USD, expiring 11/02/15, @ FX Rate 1.05	BNP Paribas	EUR	17	(1,341)
Currency Option USD vs KRW, expiring 11/02/15, @ FX Rate 1,145.00	JPMorgan Chase		12	(3,393)
Currency Option USD vs MXN, expiring 10/26/15, @ FX Rate 16.50	Goldman Sachs & Co.		15	(7,651)
Currency Option USD vs MYR, expiring 11/18/15, @ FX Rate 4.13	Standard Chartered PLC		8	(2,493)

				(14,878)

TOTAL OPTIONS WRITTEN (premiums received $402,353)				(449,635)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 111.8% (cost $4,485,367,361)				$4,373,000,906
Liabilities in excess of other assets(x) — (11.8)%.				(460,717,970)

NET ASSETS — 100.0%				$3,912,282,936

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(m)	Repurchase agreements are collateralized by a U.S. Treasury Security (coupon rate 2%, maturity date 08/15/25), with the aggregate value, including accrued interest, of $5,078,632. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Futures contracts outstanding at September 30, 2015:
Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)
Long Positions:
398	90 Day Euro Dollar	Sep. 2016	$98,604,500	$98,713,950	$109,450
233	2 Year U.S. Treasury Notes	Dec. 2015	50,966,594	51,034,281	67,687
281	20 Year U.S. Treasury Bonds	Dec. 2015	44,438,540	44,213,594	(224,946)
81	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	12,854,101	12,992,906	138,805

					90,996

Short Positions:
788	90 Day Euro Dollar	Dec. 2015	195,910,354	196,182,450	(272,096)
255	90 Day Euro Dollar	Dec. 2016	63,045,472	63,147,563	(102,091)
39	90 Day Euro Dollar	Sep. 2017	9,579,375	9,621,300	(41,925)
3	5 Year Euro-Bobl	Dec. 2015	430,224	432,503	(2,279)
476	5 Year U.S. Treasury Notes	Dec. 2015	57,072,099	57,365,437	(293,338)
73	10 Year Euro-Bund	Dec. 2015	12,520,586	12,740,516	(219,930)
466	10 Year U.S. Treasury Notes	Dec. 2015	59,453,536	59,990,219	(536,683)

					(1,468,342)

					$(1,377,346)

(1)	Cash collateral of $1,083,170 has been segregated with Bank of America to cover requirements for open contracts as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	4,387	$1,130,000	$1,105,839	$(24,161)
Expiring 10/02/15	BNP Paribas	BRL	2,135	563,036	538,118	(24,918)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	3,270	847,000	824,336	(22,664)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,184	565,000	550,570	(14,430)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,852	487,964	466,732	(21,232)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,528	390,480	385,158	(5,322)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	719	187,556	181,182	(6,374)
Expiring 10/02/15	JPMorgan Chase	BRL	2,510	656,444	632,563	(23,881)
Expiring 10/02/15	Morgan Stanley	BRL	2,974	771,067	749,625	(21,442)
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	1,433	375,000	361,216	(13,784)
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	1,433	375,000	361,074	(13,926)
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	793	195,240	199,899	4,659
Expiring 10/02/15	UBS AG	BRL	2,901	750,000	731,223	(18,777)
Expiring 10/02/15	UBS AG	BRL	1,641	390,480	413,676	23,196
British Pound,
Expiring 12/16/15	UBS AG	GBP	3,200	4,868,982	4,839,282	(29,700)
Expiring 12/16/15	UBS AG	GBP	3,200	4,868,982	4,839,282	(29,700)
Chilean Peso,
Expiring 10/13/15	Credit Suisse First Boston Corp.	CLP	258,443	375,000	370,847	(4,153)
Expiring 10/21/15	BNP Paribas	CLP	192,507	282,000	276,025	(5,975)
Expiring 10/26/15	BNP Paribas	CLP	525,471	756,000	753,084	(2,916)
Chinese Yuan,
Expiring 03/02/16	Bank of New York Mellon	CNY	26,528	4,050,000	4,129,391	79,391
Colombian Peso,
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	873,133	281,667	282,735	1,068
Expiring 10/01/15	Goldman Sachs & Co.	COP	1,746,615	563,333	565,582	2,249
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	1,339,870	426,392	433,820	7,428
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	815,341	260,063	263,990	3,927

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	601,432	$191,834	$194,730	$2,896
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	590,335	194,664	191,138	(3,526)
Expiring 10/02/15	Morgan Stanley	COP	925,058	295,058	299,513	4,455
Expiring 10/02/15	Royal Bank of Scotland Group PLC	COP	285,760	94,230	92,523	(1,707)
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	589,273	187,500	190,545	3,045
Expiring 10/13/15	Royal Bank of Scotland Group PLC	COP	286,324	94,000	92,584	(1,416)
Expiring 10/19/15	Deutsche Bank AG	COP	662,116	221,000	213,947	(7,053)
Euro,
Expiring 10/01/15	Goldman Sachs & Co.	EUR	460	511,870	514,015	2,145
Expiring 10/22/15	UBS AG	EUR	552	616,821	617,012	191
Indonesian Rupiah,
Expiring 10/21/15	BNP Paribas	IDR	7,998,480	552,000	541,444	(10,556)
Expiring 10/29/15	BNP Paribas	IDR	4,112,400	276,000	277,505	1,505
Japanese Yen,
Expiring 10/29/15	Credit Suisse First Boston Corp.	JPY	67,897	568,000	566,178	(1,822)
Malaysian Ringgit,
Expiring 10/08/15	JPMorgan Chase	MYR	1,199	281,000	272,658	(8,342)
Expiring 10/15/15	JPMorgan Chase	MYR	1,357	314,000	308,332	(5,668)
Expiring 11/20/15	Standard Chartered PLC	MYR	590	143,000	133,738	(9,262)
Mexican Peso,
Expiring 10/02/15	Deutsche Bank AG	MXN	48,168	2,818,000	2,848,875	30,875
Expiring 10/02/15	Deutsche Bank AG	MXN	9,663	563,600	571,505	7,905
Expiring 10/02/15	Deutsche Bank AG	MXN	7,959	470,000	470,741	741
Expiring 10/02/15	JPMorgan Chase	MXN	7,947	470,000	470,012	12
Expiring 10/02/15	UBS AG	MXN	7,898	470,000	467,088	(2,912)
Expiring 10/14/15	Morgan Stanley	MXN	29,809	1,772,100	1,761,201	(10,899)
Expiring 10/14/15	Morgan Stanley	MXN	14,095	842,000	832,760	(9,240)
Expiring 10/15/15	Bank of New York Mellon	MXN	9,651	562,000	570,133	8,133
Expiring 10/15/15	Goldman Sachs & Co.	MXN	6,348	375,000	375,021	21
Expiring 10/15/15	Goldman Sachs & Co.	MXN	4,920	290,000	290,630	630
Expiring 10/15/15	Goldman Sachs & Co.	MXN	4,758	281,000	281,109	109
Expiring 10/15/15	JPMorgan Chase	MXN	1,619	95,000	95,646	646
Expiring 10/15/15	UBS AG	MXN	9,551	564,000	564,265	265
Expiring 11/30/15	Citigroup Global Markets	MXN	26,723	1,566,500	1,572,897	6,397
Expiring 11/30/15	Citigroup Global Markets	MXN	26,722	1,566,500	1,572,833	6,333
Expiring 11/30/15	Deutsche Bank AG	MXN	53,457	3,133,667	3,146,487	12,820
Expiring 11/30/15	Goldman Sachs & Co.	MXN	53,435	3,133,333	3,145,208	11,875
Expiring 12/16/15	Deutsche Bank AG	MXN	157,032	9,480,000	9,230,860	(249,140)
Expiring 12/16/15	Morgan Stanley	MXN	158,587	9,400,000	9,322,324	(77,676)
Russian Ruble,
Expiring 12/09/15	Citigroup Global Markets	RUB	13,878	205,600	207,529	1,929
Expiring 12/09/15	Hong Kong & Shanghai Bank	RUB	34,662	506,750	518,325	11,575
Expiring 12/09/15	Morgan Stanley	RUB	34,242	488,543	512,049	23,506
South African Rand,
Expiring 10/06/15	BNP Paribas	ZAR	3,791	273,600	273,281	(319)
Expiring 10/06/15	Citigroup Global Markets	ZAR	7,492	545,000	540,005	(4,995)
Expiring 10/06/15	Credit Suisse First Boston Corp.	ZAR	1,290	93,400	92,982	(418)
Expiring 10/14/15	Citigroup Global Markets	ZAR	2,713	194,000	195,275	1,275
Expiring 10/14/15	Morgan Stanley	ZAR	7,983	574,000	574,612	612
Expiring 10/28/15	BNP Paribas	ZAR	7,532	545,000	540,802	(4,198)
Expiring 10/28/15	BNP Paribas	ZAR	6,341	466,000	455,306	(10,694)
Expiring 10/28/15	Credit Suisse First Boston Corp.	ZAR	3,865	278,800	277,513	(1,287)
Turkish Lira,
Expiring 10/19/15	Credit Suisse First Boston Corp.	TRY	1,691	553,800	555,419	1,619
Expiring 10/19/15	Deutsche Bank AG	TRY	1,691	555,000	555,256	256

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/19/15	JPMorgan Chase	TRY	1,417	$465,000	$465,535	$535

				$72,554,856	$72,114,595	(440,261)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Bank of New York Mellon	AUD	13,945	$9,724,127	$9,746,896	$(22,769)
Brazilian Real,
Expiring 10/02/15	BNP Paribas	BRL	465	126,000	117,239	8,761
Expiring 10/02/15	Deutsche Bank AG	BRL	1,355	375,000	341,414	33,586
Expiring 10/02/15	Goldman Sachs & Co.	BRL	10,325	2,818,000	2,602,475	215,525
Expiring 10/02/15	Goldman Sachs & Co.	BRL	2,151	562,500	542,221	20,279
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,726	469,667	435,060	34,607
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,353	375,000	341,036	33,964
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,242	293,000	313,138	(20,138)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	1,152	293,000	290,428	2,572
Expiring 10/02/15	Goldman Sachs & Co.	BRL	809	195,200	203,893	(8,693)
Expiring 10/02/15	Goldman Sachs & Co.	BRL	764	195,000	192,477	2,523
Expiring 10/02/15	Morgan Stanley	BRL	2,073	563,600	522,441	41,159
Expiring 10/02/15	Morgan Stanley	BRL	1,413	375,000	356,206	18,794
Expiring 10/02/15	Morgan Stanley	BRL	1,033	281,800	260,361	21,439
Expiring 10/02/15	Royal Bank of Scotland Group PLC	BRL	1,193	293,000	300,657	(7,657)
Expiring 10/02/15	UBS AG	BRL	1,083	281,000	273,009	7,991
Expiring 10/02/15	UBS AG	BRL	715	187,500	180,183	7,317
Expiring 11/04/15	Royal Bank of Scotland Group PLC	BRL	955	234,000	237,917	(3,917)
British Pound,
Expiring 10/20/15	Hong Kong & Shanghai Bank	GBP	1,017	1,582,274	1,538,314	43,960
Expiring 12/16/15	Goldman Sachs & Co.	GBP	6,400	9,925,952	9,678,566	247,386
Chilean Peso,
Expiring 10/13/15	BNP Paribas	CLP	254,103	375,000	364,620	10,380
Expiring 10/21/15	BNP Paribas	CLP	190,728	282,000	273,473	8,527
Expiring 10/26/15	BNP Paribas	CLP	268,881	378,000	385,349	(7,349)
Expiring 10/26/15	Credit Suisse First Boston Corp.	CLP	266,014	378,000	381,240	(3,240)
Chinese Yuan,
Expiring 03/02/16	Standard Chartered Bank	CNY	26,528	4,050,000	4,129,391	(79,391)
Colombian Peso,
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	1,756,115	563,000	568,659	(5,659)
Expiring 10/01/15	Credit Suisse First Boston Corp.	COP	843,913	282,000	273,273	8,727
Expiring 10/02/15	BNP Paribas	COP	1,180,635	375,718	382,263	(6,545)
Expiring 10/02/15	BNP Paribas	COP	862,530	284,420	279,268	5,152
Expiring 10/02/15	BNP Paribas	COP	806,209	257,150	261,033	(3,883)
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	1,510,705	481,857	489,132	(7,275)
Expiring 10/02/15	Credit Suisse First Boston Corp.	COP	295,327	93,983	95,620	(1,637)
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	562,568	187,667	181,910	5,757
Expiring 10/13/15	Credit Suisse First Boston Corp.	COP	286,815	93,833	92,743	1,090
Expiring 10/19/15	Credit Suisse First Boston Corp.	COP	675,822	221,000	218,376	2,624
Euro,
Expiring 10/02/15	Goldman Sachs & Co.	EUR	196	219,366	218,832	534
Expiring 10/14/15	Bank of America	EUR	3,561	3,978,873	3,979,923	(1,050)
Expiring 10/20/15	Goldman Sachs & Co.	EUR	153	168,183	171,014	(2,831)
Expiring 10/20/15	UBS AG	EUR	11,858	13,087,437	13,254,197	(166,760)
Expiring 10/22/15	Goldman Sachs & Co.	EUR	552	627,044	617,012	10,032
Expiring 11/16/15	Goldman Sachs & Co.	EUR	787	886,414	879,507	6,907

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/02/15	Goldman Sachs & Co.	EUR	196	$219,295	$219,050	$245
Indonesian Rupiah,
Expiring 10/21/15	Morgan Stanley	IDR	4,072,380	276,000	275,673	327
Japanese Yen,
Expiring 10/29/15	Royal Bank of Scotland Group PLC	JPY	68,700	568,000	572,873	(4,873)
Malaysian Ringgit,
Expiring 10/08/15	Deutsche Bank AG	MYR	1,204	281,000	273,763	7,237
Expiring 10/26/15	BNP Paribas	MYR	1,261	294,750	286,321	8,429
Expiring 10/26/15	BNP Paribas	MYR	412	98,250	93,466	4,784
Expiring 10/26/15	Deutsche Bank AG	MYR	1,850	428,000	420,017	7,983
Expiring 11/20/15	JPMorgan Chase	MYR	590	143,000	133,738	9,262
Mexican Peso,
Expiring 10/02/15	Bank of New York Mellon	MXN	11,090	658,000	655,904	2,096
Expiring 10/02/15	Goldman Sachs & Co.	MXN	7,391	449,600	437,105	12,495
Expiring 10/02/15	JPMorgan Chase	MXN	12,626	750,000	746,724	3,276
Expiring 10/02/15	JPMorgan Chase	MXN	9,447	564,000	558,714	5,286
Expiring 10/02/15	Morgan Stanley	MXN	9,494	565,000	561,510	3,490
Expiring 10/02/15	Morgan Stanley	MXN	7,921	470,000	468,501	1,499
Expiring 10/02/15	UBS AG	MXN	12,930	770,000	764,729	5,271
Expiring 10/02/15	UBS AG	MXN	9,267	565,000	548,113	16,887
Expiring 10/14/15	Goldman Sachs & Co.	MXN	7,770	468,000	459,077	8,923
Expiring 10/14/15	Goldman Sachs & Co.	MXN	6,328	370,100	373,886	(3,786)
Expiring 10/14/15	Goldman Sachs & Co.	MXN	6,304	374,000	372,467	1,533
Expiring 10/14/15	UBS AG	MXN	9,475	562,000	559,793	2,207
Expiring 10/14/15	UBS AG	MXN	7,795	465,000	460,526	4,474
Expiring 10/14/15	UBS AG	MXN	6,201	375,000	366,338	8,662
Expiring 10/15/15	Barclays Capital Group	MXN	9,725	568,000	574,503	(6,503)
Expiring 10/15/15	Deutsche Bank AG	MXN	4,851	281,000	286,577	(5,577)
Expiring 10/15/15	Goldman Sachs & Co.	MXN	6,460	379,000	381,643	(2,643)
Expiring 10/15/15	JPMorgan Chase	MXN	4,850	281,000	286,521	(5,521)
Expiring 10/15/15	UBS AG	MXN	9,292	562,000	548,934	13,066
Expiring 10/20/15	BNP Paribas	MXN	57,453	3,605,912	3,392,673	213,239
Expiring 10/20/15	BNP Paribas	MXN	34,504	2,034,939	2,037,496	(2,557)
Expiring 10/20/15	Goldman Sachs & Co.	MXN	9,233	573,915	545,239	28,676
Expiring 10/20/15	Goldman Sachs & Co.	MXN	8,240	488,946	486,609	2,337
Expiring 10/20/15	Goldman Sachs & Co.	MXN	7,584	471,521	447,835	23,686
Expiring 10/20/15	Goldman Sachs & Co.	MXN	5,688	353,387	335,876	17,511
Expiring 10/20/15	Morgan Stanley	MXN	4,433	278,011	261,774	16,237
Expiring 11/30/15	Morgan Stanley	MXN	158,409	9,400,000	9,323,986	76,014
Expiring 12/15/15	Morgan Stanley	MXN	99,554	6,000,000	5,852,632	147,368
Expiring 12/16/15	JPMorgan Chase	MXN	217,556	12,880,000	12,788,726	91,274
Expiring 12/16/15	Morgan Stanley	MXN	99,571	6,000,000	5,853,131	146,869
Russian Ruble,
Expiring 12/09/15	Deutsche Bank AG	RUB	4,258	61,789	63,667	(1,878)
Expiring 12/09/15	JPMorgan Chase	RUB	80,651	1,149,759	1,206,042	(56,283)
South African Rand,
Expiring 10/06/15	BNP Paribas	ZAR	6,282	456,000	452,847	3,153
Expiring 10/06/15	BNP Paribas	ZAR	6,275	456,000	452,286	3,714
Expiring 10/14/15	BNP Paribas	ZAR	5,384	384,000	387,567	(3,567)
Expiring 10/14/15	Citigroup Global Markets	ZAR	5,409	384,000	389,354	(5,354)
Expiring 10/28/15	BNP Paribas	ZAR	5,007	364,000	359,497	4,503
Expiring 10/28/15	BNP Paribas	ZAR	1,412	102,000	101,353	647
Expiring 10/28/15	Credit Suisse First Boston Corp.	ZAR	5,081	364,800	364,823	(23)
Expiring 10/28/15	JPMorgan Chase	ZAR	6,321	459,000	453,882	5,118
South Korean Won,
Expiring 10/23/15	JPMorgan Chase	KRW	222,957	188,792	187,938	854
Expiring 10/26/15	Standard Chartered PLC	KRW	564,512	472,000	475,791	(3,791)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 10/19/15	BNP Paribas	TRY	1,398	$463,000	$459,206	$3,794
Expiring 10/19/15	BNP Paribas	TRY	1,144	370,000	375,600	(5,600)
Expiring 10/19/15	BNP Paribas	TRY	851	277,800	279,361	(1,561)
Expiring 10/19/15	Deutsche Bank AG	TRY	1,415	463,000	464,756	(1,756)

				$116,709,131	$115,457,179	1,251,952

						$811,691

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	10,782	07/01/16	14.995%	Brazilian interbank overnight lending rate(1)	$(6,572)	$—	$(6,572)	Goldman Sachs & Co.
BRL	10,132	07/01/16	14.650%	Brazilian interbank overnight lending rate(1)	(12,135)	—	(12,135)	Bank of America
BRL	28,089	01/02/17	14.933%	Brazilian interbank overnight lending rate(1)	(50,357)	—	(50,357)	JPMorgan Chase
BRL	13,797	01/02/17	13.610%	Brazilian interbank overnight lending rate(1)	(82,010)	—	(82,010)	Bank of America
BRL	9,249	01/02/17	13.930%	Brazilian interbank overnight lending rate(1)	(45,216)	—	(45,216)	JPMorgan Chase
BRL	7,688	01/02/17	13.570%	Brazilian interbank overnight lending rate(1)	(46,768)	—	(46,768)	Morgan Stanley
BRL	4,136	01/02/17	14.150%	Brazilian interbank overnight lending rate(1)	(17,264)	—	(17,264)	Morgan Stanley
MXN	42,019	08/25/17	4.410%	28 day Mexican interbank rate(1)	3,333	—	3,333	Bank of America
MXN	12,276	03/16/18	4.690%	28 day Mexican interbank rate(2)	(3,366)	—	(3,366)	Bank of America
MXN	12,048	03/21/18	4.570%	28 day Mexican interbank rate(2)	(1,096)	614	(1,710)	Citigroup Global Markets
MXN	12,048	03/21/18	4.550%	28 day Mexican interbank rate(2)	(743)	612	(1,355)	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 day Mexican interbank rate(1)	7,197	(72)	7,269	Citigroup Global Markets
MXN	18,660	07/16/25	6.345%	28 day Mexican interbank rate(1)	(1,034)	(97)	(937)	Morgan Stanley
MXN	18,595	07/16/25	6.330%	28 day Mexican interbank rate(1)	(2,350)	(96)	(2,254)	Bank of America

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	18,660	07/17/25	6.320%	28 day Mexican interbank rate(1)	$(7,629)	$(96)	$(7,533)	Morgan Stanley
MXN	9,298	07/17/25	6.325%	28 day Mexican interbank rate(1)	(3,578)	(48)	(3,530)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 day Mexican interbank rate(1)	(9,141)	(140)	(9,001)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	9,921	—	9,921	Bank of America
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	9,921	—	9,921	Bank of America
MXN	9,843	08/27/25	6.435%	28 day Mexican interbank rate	3,862	—	3,862	Citigroup Global Markets
MXN	9,843	08/28/25	6.465%	28 day Mexican interbank rate	5,196	—	5,196	Morgan Stanley
ZAR	81,290	08/25/17	7.520%	3 Month JIBAR(1)	(823)	—	(823)	JPMorgan Chase
ZAR	43,092	08/26/17	7.590%	3 Month JIBAR(1)	1,405	—	1,405	Morgan Stanley
ZAR	54,190	08/28/17	7.495%	3 Month JIBAR(1)	(1,655)	—	(1,655)	JPMorgan Chase
ZAR	81,290	08/29/17	7.450%	3 Month JIBAR(1)	(4,856)	—	(4,856)	Bank of America
ZAR	31,994	09/05/17	7.585%	3 Month JIBAR(1)	572	—	572	Citigroup Global Markets

					$(255,186)	$677	$(255,863)

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2015	(Depreciation)
Exchange-traded swap agreements:
103,121	01/12/17	1.256%	3 Month LIBOR(2)	$—	$(639,169)	$(639,169)
99,930	09/05/19	1.925%	3 Month LIBOR(1)	—	589,965	589,965
49,740	09/15/19	1.890%	3 Month LIBOR(1)	—	222,289	222,289
1,345	08/20/25	2.258%	3 Month LIBOR(2)	—	(33,155)	(33,155)
336	08/20/25	2.260%	3 Month LIBOR(2)	—	(8,619)	(8,619)
620	08/25/25	2.130%	3 Month LIBOR(1)	—	7,713	7,713
500	09/10/25	2.240%	3 Month LIBOR(2)	—	(10,771)	(10,771)
437	09/11/25	2.272%	3 Month LIBOR(2)	—	(10,688)	(10,688)
22,380	09/05/27	2.712%	3 Month LIBOR(2)	—	(495,868)	(495,868)
11,190	09/15/27	2.668%	3 Month LIBOR(2)	—	(199,951)	(199,951)

				$—	$(578,254)	$(578,254)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

					Implied Credit		Upfront
			Notional		Spread at		Premiums
Reference	Termination	Fixed	Amount		September	Fair	Paid	Unrealized
Entity/Obligation	Date	Rate	(000)#(4)		30, 2015(3)	Value	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Glencore International AG	09/20/20	1.000%	EUR	10	6.713%	$(2,400)	$(986)	$(1,414)	Citigroup Global Markets
Glencore International AG	09/20/20	1.000%	EUR	10	6.713%	(2,400)	(1,030)	(1,370)	Credit Suisse First Boston Corp.
United Mexican States	09/20/20	1.000%		1,765	1.730%	(59,832)	(20,290)	(39,542)	JPMorgan Chase
United Mexican States	12/20/20	1.000%		1,826	1.774%	(68,623)	(42,872)	(25,751)	BNP Paribas
United Mexican States	12/20/20	1.000%		1,826	1.774%	(68,623)	(30,758)	(37,865)	BNP Paribas
United Mexican States	12/20/20	1.000%		959	1.774%	(36,022)	(18,405)	(17,617)	BNP Paribas

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

					Implied Credit		Upfront
			Notional		Spread at		Premiums
Reference	Termination	Fixed	Amount		September	Fair	Paid	Unrealized
Entity/Obligation	Date	Rate	(000)#(4)		30, 2015(3)	Value	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
United Mexican States	12/20/20	1.000%		913	1.774%	$(34,309)	$(16,250)	$(18,059)	JPMorgan Chase
United Mexican States	12/20/20	1.000%		913	1.774%	(34,309)	(16,250)	(18,059)	JPMorgan Chase
United Mexican States	12/20/20	1.000%		913	1.774%	(34,312)	(15,361)	(18,951)	JPMorgan Chase
United Mexican States	12/20/20	1.000%		597	1.774%	(22,436)	(16,652)	(5,784)	Barclays Capital Group
United Mexican States	12/20/20	1.000%		470	1.774%	(17,663)	(13,110)	(4,553)	Barclays Capital Group

						$(380,929)	$(191,964)	$(188,965)

					Implied Credit		Upfront
			Notional		Spread at		Premiums	Unrealized
Reference	Termination	Fixed	Amount		September	Fair	Paid	Appreciation
Entity/Obligation	Date	Rate	(000)#(4)		30, 2015(3)	Value	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Australia & New Zealand Banking Group Ltd	12/20/20	1.000%		10,783	1.005%	$(96)	$(63,571)	$63,475	Goldman Sachs & Co.
Australia & New Zealand Banking Group Ltd	12/20/20	1.000%		1,199	1.005%	(12)	(4,633)	4,621	JPMorgan Chase
Australia & New Zealand Banking Group Ltd	12/20/20	1.000%		1,088	1.005%	(7)	(3,233)	3,226	JPMorgan Chase
CDX SDCS	01/18/18	1.000%		2,970	0.930%	10,217	21,937	(11,720)	Bank of America
CDX SDCS	03/20/20	1.000%		890	1.644%	(24,131)	(38,759)	14,628	JPMorgan Chase
HSBC Bank PLC	12/20/20	1.000%	EUR	4,200	0.937%	(16,333)	(16,140)	(193)	Citigroup Global Markets
HSBC Bank PLC	12/20/20	1.000%	EUR	2,400	0.937%	(9,333)	(7,859)	(1,474)	Citigroup Global Markets
Malaysian Federation	12/20/20	1.000%		290	2.289%	17,798	17,306	492	BNP Paribas
Malaysian Federation	12/20/20	1.000%		191	2.289%	11,709	12,820	(1,111)	BNP Paribas
Malaysian Federation	12/20/20	1.000%		189	2.289%	11,591	12,526	(935)	Barclays Capital Group
Standard Chartered Bank	12/20/20	1.000%	EUR	1,750	1.505%	48,673	21,042	27,631	Goldman Sachs & Co.
Standard Chartered Bank	12/20/20	1.000%	EUR	1,010	1.505%	28,090	28,203	(113)	BNP Paribas
Standard Chartered Bank	12/20/20	1.000%	EUR	520	1.506%	14,463	14,721	(258)	Morgan Stanley
United Mexican States	06/20/20	1.000%		1,765	1.680%	(53,237)	(18,087)	(35,150)	Bank of America
United Mexican States	06/20/20	1.000%		1,765	1.680%	53,194	15,519	37,675	JPMorgan Chase
United Mexican States	09/20/20	1.000%		1,765	1.730%	59,832	23,388	36,444	Bank of America

						$152,418	$15,180	$137,238

Upfront
			Notional		Premiums
	Termination	Fixed	Amount	Fair	Paid	Unrealized
Reference Entity/Obligation	Date	Rate	(000)#(4)	Value(5)	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	$(207,259)	$(167,075)	$(40,184)	Morgan Stanley

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Notional		Value at
	Termination	Fixed	Amount	Value at	September 30,	Unrealized
Reference Entity/Obligation	Date	Rate	(000)#(4)	Trade Date	2015(5)	Depreciation
Exchange-traded credit default swaps on credit indices– Buy Protection(2):
CDX.NA.HA.25.V1	12/20/20	5.000%	16,490	57,257	(7,031)	(64,288)

Cash of $1,639,900 has been segregated with JPMorgan Chase to cover the requirements for open exchange-traded and cleared swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Reverse Repurchase Agreements outstanding at September 30, 2015:

			Value at
	Interest	Trade	September 30,	Maturity
Broker	Rate	Date	2015	Date	Cost
Bank of America	0.400%	09/30/2015	$2,005,000	10/01/2015	$2,005,000
Bank of America	0.200%	09/30/2015	25,000,000	10/01/2015	25,000,000
Credit Suisse	0.100%	09/23/2015	99,750,000	TBD	99,750,000
Deutsche Bank	0.190%	09/30/2015	186,067,000	TBD	186,067,000
Deutsche Bank	0.000%	09/23/2015	170,979,458	TBD	170,979,458

			$483,801,458		$483,801,458

The aggregate value of Reverse Repurchase Agreements is $483,801,458. U.S. Treasury Securities, with a market value of $484,337,819 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2015. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$15,517,283	$—
Collateralized Loan Obligations	—	25,385,804	4,955,500
Non-Residential Mortgage-Backed Securities	—	172,614,235	9,306,539
Residential Mortgage-Backed Securities	—	92,088,925	—
Bank Loans	—	8,931,685	—
Commercial Mortgage-Backed Securities	—	178,818,741	1,053,004
Corporate Bonds	—	1,512,575,908	17,907,507
Foreign Government Bonds	—	126,759,382	—
Municipal Bonds	—	30,044,760	—
Residential Mortgage-Backed Securities	—	151,494,941	—
U.S. Government Agency Obligations	—	1,236,147,975	—
U.S. Treasury Obligations	—	994,439,309	—
Preferred Stocks	6,302,602	—	—
Repurchase Agreement	—	5,051,231	—
Affiliated Money Market Mutual Fund	41,350,519	—	—
Options Purchased	—	730,392	—
Short Sales – U.S. Government Agency Obligations	—	(252,969,570)	—
Short Sales – U.S. Treasury Obligation	—	(5,056,131)	—
Options Written	—	(449,635)	—
Reverse Repurchase Agreements	—	(483,801,458)	—
Other Financial Instruments*
Futures Contracts	(1,377,346)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	811,691	—
OTC interest rate swaps	—	(255,186)	—
Exchange-traded interest rate swaps	—	(578,254)	—
OTC credit default swaps	—	(435,770)	—
Exchange-traded credit default swaps	—	(64,288)	—

Total	$46,275,775	$3,807,801,970	$33,222,550

	Collaterized	Non-Residential	Commercial		Residential
	Loan	Mortgage-Backed	Mortgage-Backed	Corporate	Mortgage-Backed
	Obligations	Securities	Securities	Bonds	Securities
Balance as of 12/31/14	$—	$—	$—	$—	$5,105,640
Accrued discount/premium	29	(415)	2,952	—	—
Realized gain (loss)	—	—	—	—	(522,985)
Change in unrealized appreciation (depreciation)**	(30,113)	77,180	88,102	3,017	476,066
Purchases	4,985,584	9,229,774	961,950	17,904,490	—
Sales	—	—	—	—	(1,720,649)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	(3,338,072)

Balance as of 09/30/15	$4,955,500	$9,306,539	$1,053,004	$17,907,507	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $138,186 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value as of	Valuation
Level 3 Securities	September 30, 2015	Methodology	Unobservable Inputs
Collateralized Loan Obligations	$996,300	Market Approach	Single broker indicative quote
Collateralized Loan Obligations	3,959,200	Pricing at Cost	Unadjusted purchase price
Non-Residential Mortgage Backed Securities	9,306,539	Market Approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	1,053,004	Market Approach	Single broker indicative quote

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Fair Value as of	Valuation
Level 3 Securities	September 30, 2015	Methodology	Unobservable Inputs
Corporate Bonds	17,907,507	Pricing at Cost	Unadjusted purchase price

	$33,222,550

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$3,338,072	L3 to L2	Single broker indicative quote to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Credit contracts	$(500,058)
Foreign exchange contracts	1,057,051
Interest rate contracts	(2,175,389)

Total	$(1,618,396)

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.6%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.9%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	40	$39,928
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	143	143,570
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	175	175,117
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	100	100,582
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	124	127,368

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $615,421)					586,565

CORPORATE BONDS — 8.4%

Banks — 2.6%
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	100	100,169

Insurance — 3.8%
ACE INA Holdings, Inc., Gtd. Notes	2.600%		11/23/15	150	150,376

Oil & Gas — 2.0%
BP Capital Markets PLC (United Kingdom), Sr. Unsec’d. Notes	3.125%		10/01/15	80	80,000

TOTAL CORPORATE BONDS (cost $329,789)					330,545

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.4%
Federal National Mortgage Assoc., Unsec’d. Notes	1.125%		10/19/18	30	30,125
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	145	126,158
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.562%	(s)	10/15/19	1,191	1,115,528

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,274,440)					1,271,811

U.S. TREASURY OBLIGATIONS — 31.9%
U.S. Treasury Bonds	2.875%		08/15/45	5	4,998
U.S. Treasury Bonds	3.000%		05/15/45	10	10,234
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	204	202,506
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	15	14,704
U.S. Treasury Notes	0.625%		09/30/17	90	89,958
U.S. Treasury Notes	1.375%		09/30/20	285	284,933
U.S. Treasury Notes	1.750%		09/30/22	10	9,995
U.S. Treasury Notes	2.000%		08/15/25	570	566,987
U.S. Treasury Notes	3.125%		05/15/21	65	70,483

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,250,175)					1,254,798

TOTAL LONG-TERM INVESTMENTS (cost $3,469,825)					3,443,719

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $919)(w)	919	$919

TOTAL SHORT-TERM INVESTMENT (cost $919)		919

TOTAL INVESTMENTS — 87.6% (cost $3,470,744)		3,444,638
Other assets in excess of liabilities(x) — 12.4%		487,451

NET ASSETS — 100.0%		$3,932,089

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number			Value at
of		Expiration	Trade	Value at	Unrealized
Contracts	Type	Date	Date	September 30, 2015	Appreciation(1)(2)
Long Position:
15	10 Year U.S. Treasury Notes	Dec. 2015	$1,911,719	$1,931,016	$19,297

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) Cash balance of $210,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional					Value at
Amount	Termination	Fixed	Floating	Value at	September 30,	Unrealized
(000)#	Date	Rate	Rate	Trade Date	2015	Depreciation(2)
Exchange-traded swap agreements:
1,120	12/31/21	1.831%	3 Month LIBOR(1)	$3,842	$(15,724)	$(19,566)
660	12/31/21	1.950%	3 Month LIBOR(1)	154	(14,003)	(14,157)
2,020	05/31/22	2.200%	3 Month LIBOR(1)	(3,195)	(70,414)	(67,219)
190	05/31/22	2.217%	3 Month LIBOR(1)	151	(6,828)	(6,979)

				$952	$(106,969)	$(107,921)

Cash balance of $380,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	—	586,565	—
Corporate Bonds	—	330,545	—
U.S. Government Agency Obligations	—	1,271,811	—
U.S. Treasury Obligations	—	1,254,798	—
Affiliated Money Market Mutual Fund	919	—	—
Other Financial Instruments*
Futures Contracts	19,297	—	—
Exchange-traded interest rate swaps	—	(107,921)	—

Total	$20,216	$3,335,798	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 89.7%

ASSET-BACKED SECURITIES — 1.9%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	58	$57,769
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	100	100,006
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	100	100,231
CarMax Auto Owner Trust, Series 2014-4, Class A2	0.477%	(c)	02/15/18	69	69,016
Fifth Third Auto Trust, Series 2014-3, Class A2	0.570%		05/15/17	28	28,311
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	33	33,141
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	27	26,866
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	300	299,861
World Omni Auto Receivables Trust, Series 2014-B, Class A2	0.437%	(c)	01/16/18	32	31,798

TOTAL ASSET-BACKED SECURITIES (cost $747,397)					746,999

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Citibank Credit Card Issuance Trust, Series 2013-A10, Class A10	0.730%		02/07/18	500	500,198
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	65	65,054
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	88	87,558
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	180	184,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.427%	(c)	01/12/43	9	9,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.450%	(c)	12/15/44	49	49,366
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	95	97,975

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,019,839)					993,850

CORPORATE BONDS — 9.7%

Banks — 4.5%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.375%		01/22/16	300	300,449
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	109,079
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	102,751
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	111,524
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	107,767
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	175	175,296
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.850%		03/08/16	270	270,370
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.625%		09/14/16	500	503,662
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	75	81,558

					1,762,456

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services — 0.6%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	65	$66,460
General Electric Capital Corp., Gtd. Notes, MTN	4.625%		01/07/21	25	27,900
General Electric Capital Corp., Gtd. Notes, MTN	4.650%		10/17/21	10	11,248
General Electric Capital Corp., Gtd. Notes, MTN	5.300%		02/11/21	100	115,031

					220,639

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	60	64,914
TECO Finance, Inc., Gtd. Notes	4.000%		03/15/16	100	101,390

					166,304

Electronics — 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%		08/15/16	100	100,866

Engineering & Construction — 0.2%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	80	80,459

Food
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	10	10,081

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	50	52,989
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	60	66,785

					119,774

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	90	98,531
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	130	144,362

					242,893

Machinery-Diversified — 0.4%
Xylem, Inc., Sr. Unsec’d. Notes	3.550%		09/20/16	150	153,131

Media — 0.2%
Comcast Corp., Gtd. Notes	4.950%		06/15/16	65	66,913

Mining — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%		08/15/17	25	22,000

Oil & Gas — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%		10/01/15	85	85,000
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%		03/11/16	65	65,763
Total Capital Canada Ltd., Gtd. Notes	0.669%	(c)	01/15/16	286	286,188

					436,951

Pipelines — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	137,455
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	75	76,336

					213,791

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Telecommunications — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	$102,240

Transportation — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	75	85,248

TOTAL CORPORATE BONDS (cost $3,673,588)					3,783,746

SOVEREIGN BONDS — 0.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	80	80,047
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	201,724

TOTAL SOVEREIGN BONDS (cost $281,602)					281,771

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Federal Home Loan Banks	0.625%		11/23/16	60	60,089
Federal Home Loan Mortgage Corp.	0.875%		10/14/16	500	502,142
Federal National Mortgage Assoc.(h)	0.875%		05/21/18	45	44,974
Federal National Mortgage Assoc.	1.625%		01/21/20	25	25,258
Federal National Mortgage Assoc., Notes	1.250%		09/28/16	500	504,004
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20	480	499,358
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	110	113,648
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	120	104,406
Residual Funding Corp. Strips Principal, Bonds	1.562%	(s)	10/15/19	250	234,158
Residual Funding Corp. Strips Principal, Bonds	1.972%	(s)	10/15/20	260	237,177
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.760%	(s)	07/15/20	550	505,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,823,543)					2,831,212

U.S. TREASURY OBLIGATIONS — 67.5%
U.S. Treasury Bonds	2.750%		08/15/42	85	82,877
U.S. Treasury Bonds	2.750%		11/15/42	965	939,518
U.S. Treasury Bonds	2.875%		08/15/45	50	49,975
U.S. Treasury Bonds	3.000%		05/15/45	425	434,928
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	861	855,589
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	86	83,326
U.S. Treasury Notes	1.375%		09/30/20	3,330	3,329,221
U.S. Treasury Notes	1.500%		05/31/19	4,480	4,539,965
U.S. Treasury Notes(k)	1.625%		04/30/19	3,040	3,095,416
U.S. Treasury Notes	1.750%		09/30/22	2,045	2,043,935
U.S. Treasury Notes(h)	2.000%		02/28/21	605	620,235
U.S. Treasury Notes	2.000%		10/31/21	110	112,283
U.S. Treasury Notes	2.000%		08/15/25	595	591,855
U.S. Treasury Notes	2.125%		09/30/21	3,960	4,074,468
U.S. Treasury Notes	2.250%		03/31/21	5,115	5,310,408
U.S. Treasury Notes	3.125%		05/15/21	55	59,639
U.S. Treasury Strips Principal	2.351%	(s)	05/15/43	15	6,503
U.S. Treasury Strips Principal	2.950%	(s)	05/15/44	55	23,135

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Principal	3.005%	(s)	11/15/44	5	$2,071

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,001,944)					26,255,347

TOTAL LONG-TERM INVESTMENTS (cost $34,547,913)					34,892,925

SHORT-TERM INVESTMENTS — 9.1%

COMMERCIAL PAPER(n) — 0.7%
JPMorgan Chase(cost $250,000)	0.454%		04/27/16	250	249,985

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 8.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,256,087)(w)				3,256,087	3,256,087

				Notional
				Amount
	Counterparty			(000)#

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			860	13,305
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			860	219

TOTAL OPTIONS PURCHASED (cost $4,312)					13,524

TOTAL SHORT-TERM INVESTMENTS (cost $3,510,399)					3,519,596

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.8% (cost $38,058,312)					$38,412,521

OPTION WRITTEN*(j)

Call Option
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16 (premiums received $1,724)	Citigroup Global Markets			1,720	(5,386)

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Value
TOTAL INVESTMENTS — 98.8% (cost $38,056,588)	$38,407,135
Other assets in excess of liabilities(x) — 1.2%	481,094

NET ASSETS — 100.0%	$38,888,229

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
64	2 Year U.S. Treasury Notes	Dec. 2015	$13,991,900	$14,018,000	$26,100
2	U.S. Long Bonds	Dec. 2015	310,065	314,688	4,623

					30,723

Short Positions:
127	5 Year U.S. Treasury Notes	Dec. 2015	15,257,667	15,305,484	(47,817)
42	10 Year U.S. Treasury Notes	Dec. 2015	5,382,360	5,406,844	(24,484)
15	U.S. Ultra Bonds	Dec. 2015	2,387,401	2,406,094	(18,693)

					(90,994)

					$(60,271)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) U.S. Treasury obligation with a market value of $274,922 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,200	12/21/15	0.494%	3 Month LIBOR(2)	$(1,953)	$—	$(1,953)	Citigroup Global Markets
240	08/04/16	1.528%	3 Month LIBOR(2)	(2,618)	—	(2,618)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 Month LIBOR(2)	(19,305)	—	(19,305)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 Month LIBOR(2)	(11,646)	—	(11,646)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 Month LIBOR(2)	(17,112)	—	(17,112)	Barclays Capital Group
1,550	10/11/16	1.430%	3 Month LIBOR(2)	(24,218)	—	(24,218)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 Month LIBOR(1)	396,561	—	396,561	JPMorgan Chase
4,600	12/31/16	1.257%	3 Month LIBOR(1)	210,110	—	210,110	Barclays Capital Group
215	01/03/17	1.311%	3 Month LIBOR(2)	(2,548)	—	(2,548)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 Month LIBOR(2)	(13,965)	—	(13,965)	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 Month LIBOR(2)	(3,983)	—	(3,983)	Citigroup Global Markets
1,900	07/22/18	2.455%	3 Month LIBOR(2)	(87,619)	—	(87,619)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 Month LIBOR(1)	168,235	—	168,235	Barclays Capital Group
1,350	09/01/18	1.820%	3 Month LIBOR(2)	(34,617)	—	(34,617)	Citigroup Global Markets
470	11/01/18	1.984%	3 Month LIBOR(2)	(17,584)	—	(17,584)	Barclays Capital Group
1,430	12/08/18	1.803%	3 Month LIBOR(2)	(42,420)	—	(42,420)	Barclays Capital Group

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
OTC swap agreements (cont’d.):
240	03/05/19	1.643%	3 Month LIBOR(2)	$(4,744)	$—	$(4,744)	Bank of Nova Scotia
600	04/10/19	1.816%	3 Month LIBOR(2)	(19,594)	—	(19,594)	Bank of Nova Scotia
370	06/07/19	1.338%	3 Month LIBOR(1)	4,120	—	4,120	Bank of Nova Scotia
500	11/02/19	1.253%	3 Month LIBOR(1)	2,889	—	2,889	Citigroup Global Markets
620	10/06/21	2.038%	3 Month LIBOR(2)	(22,826)	—	(22,826)	Citigroup Global Markets
425	01/24/22	2.113%	3 Month LIBOR(2)	(14,501)	—	(14,501)	Bank of Nova Scotia
325	01/24/22	2.118%	3 Month LIBOR(2)	(11,191)	—	(11,191)	Bank of Nova Scotia
365	02/17/22	2.018%	3 Month LIBOR(2)	(9,700)	—	(9,700)	Bank of Nova Scotia
500	08/10/22	1.758%	3 Month LIBOR(2)	(3,410)	—	(3,410)	Bank of Nova Scotia
400	09/25/22	1.785%	3 Month LIBOR(1)	2,286	—	2,286	Barclays Capital Group
300	10/05/22	1.696%	3 Month LIBOR(1)	2,092	—	2,092	Barclays Capital Group
200	05/01/23	1.840%	3 Month LIBOR(1)	2,376	—	2,376	Barclays Capital Group

				$423,115	$—	$423,115

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	September 30, 2015	(Depreciation)(3)
Exchange-traded swap agreements:
4,100	06/27/16	0.853%	3 Month LIBOR(1)	$—	$12,588	$12,588
2,145	10/03/16	1.273%	3 Month LIBOR(1)	—	16,630	16,630
5,155	10/05/16	1.239%	3 Month LIBOR(1)	—	38,392	38,392
1,150	06/25/18	1.503%	3 Month LIBOR(1)	—	17,616	17,616
625	07/02/18	1.564%	3 Month LIBOR(2)	—	(10,622)	(10,622)
850	09/23/18	1.613%	3 Month LIBOR(2)	154	(15,480)	(15,634)
255	10/03/18	1.745%	3 Month LIBOR(1)	—	5,649	5,649
750	06/03/19	1.614%	3 Month LIBOR(2)	153	(12,697)	(12,850)
600	10/16/19	1.834%	3 Month LIBOR(2)	153	(14,608)	(14,761)
2,665	10/01/20	2.523%	3 Month LIBOR(2)	—	(145,401)	(145,401)
390	09/06/21	2.223%	3 Month LIBOR(1)	—	14,793	14,793
220	10/06/21	2.308%	3 Month LIBOR(1)	151	9,400	9,249
115	10/06/21	2.060%	3 Month LIBOR(2)	—	(3,253)	(3,253)
1,080	12/31/21	1.950%	3 Month LIBOR(2)	5,257	(22,914)	(28,171)
670	12/31/21	1.831%	3 Month LIBOR(2)	2,487	(9,406)	(11,893)
600	04/08/22	1.780%	3 Month LIBOR(1)	154	4,951	4,797
1,255	05/31/22	2.200%	3 Month LIBOR(2)	(120)	(43,748)	(43,628)
415	05/31/22	2.217%	3 Month LIBOR(2)	152	(14,914)	(15,066)
460	08/18/24	2.750%	3 Month LIBOR(1)	154	31,707	31,553
325	10/06/24	2.649%	3 Month LIBOR(2)	153	(19,589)	(19,742)
150	04/08/25	2.020%	3 Month LIBOR(2)	151	(499)	(650)

				$8,999	$(161,405)	$(170,404)

U.S. Government Agency and U.S. Treasury obligations with a combined market value of $234,761 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$746,999	$—
Commercial Mortgage-Backed Securities	—	993,850	—
Corporate Bonds	—	3,783,746	—
Sovereign Bonds	—	281,771	—
U.S. Government Agency Obligations	—	2,831,212	—
U.S. Treasury Obligations	—	26,255,347	—
Commercial Paper	—	249,985	—
Affiliated Money Market Mutual Fund	3,256,087	—	—
Options Purchased	—	13,524	—
Option Written	—	(5,386)	—
Other Financial Instruments*
Futures Contracts	(60,271)	—	—
OTC interest rate swaps	—	423,115	—
Exchange-traded interest rate swaps	—	(170,404)	—

Total	$3,195,816	$35,403,759	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.0%

ASSET-BACKED SECURITIES — 12.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	347	$346,614
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	407	407,556
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	353	352,875
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	600	600,076
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.447%	(c)	05/15/20	1,000	998,448
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	229	228,603
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	233	232,523
BA Credit Card Trust, Series 2015-A1, Class A1	5.170%		06/15/19	1,000	1,053,414
Bank of America Auto Trust, Series 1, Class B	1.590%		02/15/17	500	501,155
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	365	365,338
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	1,000	999,999
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,799
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	488	488,355
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,504,522
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	662	661,873
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	463	464,143
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	401,630
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	1,000	999,005
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	322	322,390
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	587	587,253
MMAF Equipment Finance LLC, Series AA, Class A2, 144A	0.960%		09/18/17	500	499,546
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.457%	(c)	04/17/17	485	484,708
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	1,600	1,599,259
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	297	296,623

TOTAL ASSET-BACKED SECURITIES (cost $14,996,783)					14,997,707

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	143	143,570
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.014%	(c)	07/10/38	558	564,663
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	409	415,393

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	$2,748,257
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	642	642,096
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	976	1,002,470
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4	5.427%	(c)	01/12/43	118	117,448
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	142	143,223
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	500	500,996
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	385	390,770
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,467,492
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.449%	(c)	10/15/44	405	404,497
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	524	538,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,177,713)					10,079,740

CORPORATE BONDS — 19.2%

Banks — 6.6%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,406,457
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	381,776
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	325	351,515
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	450	543,311
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,282,376
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	390,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	474,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	377,186
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	80,978
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	6.300%		04/23/19	400	454,807
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		01/26/20	850	950,303
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	135	157,105
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,277,736

					8,127,964

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%		06/15/16	370	373,396

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%		05/03/18	1,320	1,313,836
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	370	369,793
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	70	69,910

					1,753,539

Diversified Financial Services — 1.2%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	391,502
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	230	235,168

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	75	$83,699
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	30	33,744
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	625	718,943

				1,463,056

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	302,930

Electronics — 0.8%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	973,360

Engineering & Construction — 0.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	447,555

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	121,634

Foods — 0.3%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	209	233,433
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,726

				324,159

Healthcare Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	291,440
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	311,666

				603,106

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	416,019
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	855	949,455
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	414,210

				1,779,684

Machinery-Diversified — 0.9%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	144,028
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	373,894
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	630	643,149

				1,161,071

Mining
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	22,000

Oil & Gas — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	770	776,620
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	195,000
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%	06/01/18	200	220,848

				1,192,468

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals — 0.5%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%		05/08/17	560	$564,341

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	137,455
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	350	356,236

					493,691

Retail — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%		04/15/21	425	470,730

Telecommunications — 2.4%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	570	575,654
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	600	623,144
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	1,345	1,348,991
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	350	357,840

					2,905,629

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	350	397,825

TOTAL CORPORATE BONDS (cost $22,690,721)					23,478,138

SOVEREIGN BONDS — 3.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	900	900,526
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,002
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	580	584,998
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,774,673

TOTAL SOVEREIGN BONDS (cost $4,454,189)					4,460,199

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Federal National Mortgage Assoc. Interest Strips, Unsec’d. Notes, IO	5.122%	(s)	11/15/21	820	731,152
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	4,719	4,625,059
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	425	439,094
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	490	426,326
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	3,235	3,993,331
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.859%	(s)	10/15/19	4,387	4,109,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,849,763)					14,323,962

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 32.9%
U.S. Treasury Bonds	2.750%	11/15/42	2,510	$2,443,722
U.S. Treasury Bonds	2.875%	08/15/45	170	169,916
U.S. Treasury Bonds(a)	3.000%	05/15/45	1,165	1,192,213
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	2,991	2,971,781
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/25	277	269,584
U.S. Treasury Notes	0.500%	06/30/16	15	15,026
U.S. Treasury Notes	0.750%	06/30/17	185	185,508
U.S. Treasury Notes	0.875%	10/15/17	40	40,166
U.S. Treasury Notes	1.375%	09/30/20	7,570	7,568,229
U.S. Treasury Notes	1.750%	09/30/22	3,405	3,403,226
U.S. Treasury Notes	1.750%	05/15/23	2,970	2,944,707
U.S. Treasury Notes	2.000%	10/31/21	765	780,878
U.S. Treasury Notes	2.000%	08/15/25	3,465	3,446,684
U.S. Treasury Notes(h)	2.125%	09/30/21	2,275	2,340,761
U.S. Treasury Notes	2.250%	03/31/21	4,780	4,962,610
U.S. Treasury Notes	3.125%	05/15/19	6,680	7,154,213
U.S. Treasury Notes	3.125%	05/15/21	380	412,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,113,632)				40,301,277

TOTAL LONG-TERM INVESTMENTS (cost $106,282,801)				107,641,023

			Shares

SHORT-TERM INVESTMENTS — 10.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 10.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,567,347; includes $4,672,388 of cash collateral for securities on loan)(b)(w)			12,567,347	12,567,347

			Notional
			Amount
	Counterparty		(000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50			3,000	44,062
expiring 10/23/15, Strike Price $130.50			3,000	4,219
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets		3,370	857
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets		3,370	52,139

				101,277

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13			37,000	925
expiring 12/14/15, Strike Price $99.38			37,000	925

				1,850

TOTAL OPTIONS PURCHASED (cost $77,566)				103,127

TOTAL SHORT-TERM INVESTMENTS (cost $12,644,913)				12,670,474

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.3% (cost $118,927,714)			$120,311,497

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00		6,000	(31,875)
Interest Rate Swap Options, Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	6,740	(21,104)

			(52,979)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25		74,000	(1,850)

TOTAL OPTIONS WRITTEN (premiums received $46,179)			(54,829)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.3% (cost $118,881,535)			120,256,668
Other assets in excess of liabilities(x) — 1.7%			2,107,726

NET ASSETS — 100.0%			$122,364,394

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,566,678; cash collateral of $4,672,388 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)(2)
Long Positions:
189	2 Year U.S. Treasury Notes	Dec. 2015	$41,336,124	$41,396,906	$60,782
2	U.S. Long Bonds	Dec. 2015	308,503	314,688	6,185

					66,967

Short Positions:
106	5 Year U.S. Treasury Notes	Dec. 2015	12,746,904	12,774,656	(27,752)
4	10 Year U.S. Treasury Notes	Dec. 2015	515,057	514,938	119
38	U.S. Ultra Bonds	Dec. 2015	6,037,258	6,095,437	(58,179)

					(85,812)

					$(18,845)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(2)	Cash balance of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value(3)	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
4,180	03/06/17	1.123%	3 Month LIBOR(2)	$(32,848)	$—	$(32,848)	Barclays Capital Group
33,200	12/31/17	1.975%	3 Month LIBOR(1)	3,335,711	—	3,335,711	Citigroup Global Markets
16,000	12/31/17	2.268%	3 Month LIBOR(1)	2,276,838	—	2,276,838	Bank of America
1,900	04/18/18	0.876%	3 Month LIBOR(2)	(5,730)	—	(5,730)	JPMorgan Chase
674	05/17/18	0.989%	3 Month LIBOR(2)	(3,603)	—	(3,603)	Credit Suisse First Boston Corp.
2,390	08/09/18	2.136%	3 Month LIBOR(1)	85,815	—	85,815	Bank of America
18,200	08/10/18	2.059%	3 Month LIBOR(1)	610,660	—	610,660	Citigroup Global Markets
6,500	08/11/18	2.033%	3 Month LIBOR(2)	(212,906)	—	(212,906)	Hong Kong & Shanghai Bank
11,660	10/06/18	1.599%	3 Month LIBOR(1)	292,460	—	292,460	JPMorgan Chase
1,245	10/11/18	1.770%	3 Month LIBOR(1)	38,400	—	38,400	JPMorgan Chase
6,490	01/12/19	1.699%	3 Month LIBOR(2)	(155,547)	—	(155,547)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 Month LIBOR(2)	(35,320)	—	(35,320)	Citigroup Global Markets
3,700	10/31/19	1.265%	3 Month LIBOR(2)	(24,318)	—	(24,318)	Citigroup Global Markets
1,300	08/01/21	3.068%	3 Month LIBOR(1)	118,670	—	118,670	Citigroup Global Markets
1,340	08/04/21	2.803%	3 Month LIBOR(1)	101,326	—	101,326	Barclays Capital Group
1,100	08/24/21	2.250%	3 Month LIBOR(1)	46,454	—	46,454	Citigroup Global Markets
3,110	09/22/21	2.158%	3 Month LIBOR(1)	109,360	—	109,360	Barclays Capital Group
1,080	10/04/21	2.108%	3 Month LIBOR(1)	44,662	—	44,662	Citigroup Global Markets
2,960	10/11/21	2.285%	3 Month LIBOR(2)	(154,383)	—	(154,383)	Barclays Capital Group
3,020	12/06/21	2.238%	3 Month LIBOR(2)	(137,909)	—	(137,909)	Barclays Capital Group
1,900	10/25/22	1.801%	3 Month LIBOR(1)	25,323	—	25,323	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 Month LIBOR(2)	(4,549)	—	(4,549)	Barclays Capital Group
7,525	02/14/23	2.069%	3 Month LIBOR(1)	185,994	—	185,994	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 Month LIBOR(2)	(72,611)	—	(72,611)	Bank of Nova Scotia
700	03/21/23	2.038%	3 Month LIBOR(2)	(14,119)	—	(14,119)	Barclays Capital Group
1,650	04/03/23	1.995%	3 Month LIBOR(2)	(42,216)	—	(42,216)	Barclays Capital Group

				$6,375,614	$—	$6,375,614

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
7,400	07/02/18	1.564%	3 Month LIBOR(2)	$—	$(125,772)	$(125,772)
2,350	08/21/18	1.781%	3 Month LIBOR(1)	161	54,206	54,045
2,950	08/22/18	1.745%	3 Month LIBOR(1)	163	65,025	64,862
15,400	06/03/19	1.614%	3 Month LIBOR(2)	219	(260,706)	(260,925)
6,680	10/01/20	2.523%	3 Month LIBOR(2)	—	(364,457)	(364,457)
1,370	09/06/21	2.223%	3 Month LIBOR(1)	—	51,965	51,965
4,535	12/31/21	1.831%	3 Month LIBOR(2)	14,869	(63,669)	(78,538)
2,575	12/31/21	1.950%	3 Month LIBOR(2)	12,687	(54,632)	(67,319)
2,220	04/08/22	1.780%	3 Month LIBOR(1)	163	18,320	18,157
10,080	05/31/22	2.200%	3 Month LIBOR(2)	(9,731)	(351,375)	(341,644)
1,580	05/31/22	2.217%	3 Month LIBOR(2)	159	(56,782)	(56,941)
100	04/08/25	2.020%	3 Month LIBOR(2)	151	(332)	(483)

				$18,841	$(1,088,209)	$(1,107,050)

A U. S. Treasury Note with market value of $915,726 and cash balance of $200,000 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$14,997,707	$—
Commercial Mortgage-Backed Securities	—	10,079,740	—
Corporate Bonds	—	23,478,138	—
Sovereign Bonds	—	4,460,199	—
U.S. Government Agency Obligations	—	14,323,962	—
U.S. Treasury Obligations	—	40,301,277	—
Affiliated Money Market Mutual Fund	12,567,347	—	—
Options Purchased	50,131	52,996	—
Options Written	(33,725)	(21,104)	—
Other Financial Instruments*
Futures Contracts	(18,845)	—	—
OTC interest rate swaps	—	6,375,614	—
Exchange-traded interest rate swaps	—	(1,107,050)	—

Total	$12,564,908	$112,941,479	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.4%

ASSET-BACKED SECURITIES — 16.8%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	652	$652,089
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	636	635,176
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	900	900,114
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,003,778
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.447%	(c)	05/15/20	1,000	998,448
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	332	332,176
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	381	381,003
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	700	699,596
BA Credit Card Trust, Series 2015-A1, Class A	0.537%	(c)	06/15/20	600	599,089
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	487	487,117
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	1,900	1,891,290
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,504,497
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	235	235,023
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397%	(c)	12/17/18	1,700	1,695,194
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	662	661,873
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	442	441,857
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	400	401,257
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	463	464,142
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	400	401,630
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	500,482
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.587%	(c)	01/15/18	1,600	1,599,667
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	1,000	999,005
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	900	895,352
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	700	699,942
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	700	699,365
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.457%	(c)	04/17/17	727	727,062
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	2,400	2,398,889
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%		12/17/18	300	300,000
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,777

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	700	$692,899

TOTAL ASSET-BACKED SECURITIES (cost $24,291,663)					24,399,789

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	1,400	1,433,047
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	30	30,490
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	424	441,493
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,664,343
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,229,771
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	800	813,633
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.014%	(c)	07/10/38	837	846,993
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	934	933,956
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,335	1,371,800
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,024,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,182	1,194,686
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.648%	(c)	02/12/39	216	217,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	1,001,993
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,274,471
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,300	1,307,571
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	3,000	3,057,573
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	715	734,816
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	1,003,781

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,864,321)					23,582,558

CORPORATE BONDS — 21.3%

Banks — 8.2%
Bank of America Corp., Sr. Unsec’d. Notes(h)	6.000%		09/01/17	1,750	1,886,052
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	255	297,057
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	300	327,237
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	280	302,844
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	825	996,070
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,898,712

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	300	$334,572
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(h)	5.375%	03/15/20	625	697,177
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	300	323,302
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	850	966,465
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	1,175	1,313,655
PNC Bank NA, Sub. Notes	2.950%	01/30/23	610	596,672
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	70	81,462
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	1,914,938

				11,936,215

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	661,012

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,901,080
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	440	439,754
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	80	79,898

				2,420,732

Diversified Financial Services — 0.9%
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	345	335,991
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	195	199,381
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	65	72,539
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	30	33,744
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	575	661,428

				1,303,083

Electric — 0.4%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	139,217
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	416,529

				555,746

Engineering & Construction — 0.4%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	638,646

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	172,315

Food — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	233,432

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	203,692

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	158,967
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	428,539

				587,506

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 1.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	$602,133
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	850	943,903
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	934,932

				2,480,968

Machinery-Diversified — 1.0%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	190,322
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	320,481
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	939,202

				1,450,005

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	482,545
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	155	160,824

				643,369

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	255,478

Oil & Gas — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	1,345	1,356,563
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	105,000

				1,461,563

Pharmaceuticals — 0.6%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	805	811,240

Pipelines — 0.3%
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	458,017

Retail — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	450,453
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	443,040

				893,493

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	820	828,134
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,111,274
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.625%	02/21/20	1,030	1,033,056
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	306,720

				3,279,184

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	511,489

TOTAL CORPORATE BONDS (cost $29,831,277)				30,957,185

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES — 0.8%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	1,008	$1,009,386
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	160	177,770

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)					1,187,156

SOVEREIGN BONDS — 4.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	1,000	1,000,585
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,002
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	706,033
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	4,080	4,064,871

TOTAL SOVEREIGN BONDS (cost $5,963,256)					5,971,491

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	970	993,332
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	180	175,159
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	240	235,222
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	500	469,803
Government National Mortgage Assoc	4.000%		02/15/39	19	20,400
Government National Mortgage Assoc	4.000%		12/15/40	146	157,526
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	630	650,893
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(a)	3.000%		06/30/25	335	345,668
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	1,740	1,513,894
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,335	1,637,391
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,146,714
Residual Funding Corp., Strips Principal, Sr. Unsec’d Notes, PO	1.562%	(s)	10/15/19	3,951	3,700,629
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.728%	(s)	07/15/20	12,285	11,302,163

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,271,970)					25,348,794

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds	2.750%		11/15/42	785	764,271
U.S. Treasury Bonds	2.875%		08/15/45	205	204,899
U.S. Treasury Bonds	3.000%		05/15/45	190	194,438
U.S. Treasury Inflation Indexed Bonds, TIPS(k)	0.125%		04/15/20	4,148	4,120,974
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	342	333,304
U.S. Treasury Notes	0.750%		06/30/17	185	185,508
U.S. Treasury Notes	1.375%		09/30/20	3,545	3,544,170
U.S. Treasury Notes	1.750%		09/30/22	2,880	2,878,500
U.S. Treasury Notes	2.000%		08/15/25	1,080	1,074,291
U.S. Treasury Notes	2.125%		09/30/21	185	190,348

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(h)	2.250%	03/31/21	2,000	$2,076,406

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,509,742)				15,567,109

TOTAL LONG-TERM INVESTMENTS (cost $125,897,383)				127,014,082

			Shares
SHORT-TERM INVESTMENTS — 9.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 9.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,034,701; includes $3,287,892 of cash collateral for securities on loan)(b)(w)			14,034,701	14,034,701

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50			3,800	55,813
expiring 10/23/15, Strike Price $130.50			3,800	5,344
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets		4,940	1,256
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets		4,940	76,429

				138,842

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13			54,250	1,356
expiring 12/14/15, Strike Price $99.38			54,250	1,356

				2,712

TOTAL OPTIONS PURCHASED (cost $107,433)				141,554

TOTAL SHORT-TERM INVESTMENTS (cost $14,142,134)				14,176,255

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.1% (cost $140,039,517)				141,190,337

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00			7,600	(40,375)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets		9,880	(30,936)

				(71,311)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j) (Continued)

Put Option
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25	108,500	$(2,713)

TOTAL OPTIONS WRITTEN (premiums received $63,799)		(74,024)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.1% (cost $139,975,718)		141,116,313
Other assets in excess of liabilities(x) — 2.9%		4,282,646

NET ASSETS — 100.0%		$145,398,959

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,207,154; cash collateral of $3,287,892 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
36	2 Year U.S Treasury Notes	Dec. 2015	$ 7,868,531	$ 7,885,125	$16,594
84	10 Year U.S. Treasury Notes	Dec. 2015	10,704,467	10,813,688	109,221
2	U.S. Long Bonds	Dec. 2015	308,503	314,688	6,185

					132,000

Short Positions:
47	5 Year U.S. Treasury Notes	Dec. 2015	5,662,767	5,664,235	(1,468)
15	U.S. Ultra Bonds	Dec. 2015	2,397,228	2,406,094	(8,866)

					(10,334)

					$121,666

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) Cash of $160,000 and a U.S.Treasury Obligation with a market value of $158,958 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
4,100	12/21/15	0.494%	3 Month LIBOR	(2)		$(6,674)	$—	$(6,674)	Citigroup Global Markets
4,400	12/29/16	1.351%	3 Month LIBOR	(1)	58,419		—	58,419	Barclays Capital Group

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
11,600	01/17/17	1.149%	3 Month LIBOR	(2)	$(106,583)	$—	$(106,583)	Barclays Capital Group
7,800	01/20/17	1.120%	3 Month LIBOR	(2)	(67,983)	—	(67,983)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 Month LIBOR	(2)	(68,497)	—	(68,497)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 Month LIBOR	(2)	(58,343)	—	(58,343)	Bank of Nova Scotia
6,200	12/11/17	0.738%	3 Month LIBOR	(2)	(2,992)	—	(2,992)	Barclays Capital Group
5,700	12/12/17	0.736%	3 Month LIBOR	(2)	(2,330)	—	(2,330)	Bank of Nova Scotia
1,008	05/17/18	0.989%	3 Month LIBOR	(2)	(5,389)	—	(5,389)	Credit Suisse First Boston Corp.
2,990	07/28/18	2.455%	3 Month LIBOR	(1)	137,357	—	137,357	Bank of America
3,350	08/18/18	1.818%	3 Month LIBOR	(2)	(87,347)	—	(87,347)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 Month LIBOR	(1)	132,269	—	132,269	Bank of America
13,200	11/23/18	1.741%	3 Month LIBOR	(1)	371,041	—	371,041	Deutsche Bank AG
19,265	11/29/18	1.758%	3 Month LIBOR	(1)	547,977	—	547,977	Citigroup Global Markets
44,500	12/31/18	2.808%	3 Month LIBOR	(1)	8,023,290	—	8,023,290	JPMorgan Chase
6,800	12/31/18	3.376%	3 Month LIBOR	(1)	1,648,673	—	1,648,673	Citigroup Global Markets
5,000	08/08/19	1.271%	3 Month LIBOR	(2)	(25,023)	—	(25,023)	Credit Suisse First Boston Corp.
1,660	11/15/19	4.546%	3 Month LIBOR	(2)	(886,115)	—	(886,115)	Deutsche Bank AG
1,548	05/15/21	4.419%	3 Month LIBOR	(2)	(873,429)	—	(873,429)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 Month LIBOR	(2)	(878,732)	—	(878,732)	Deutsche Bank AG
5,300	01/19/22	2.015%	3 Month LIBOR	(2)	(149,976)	—	(149,976)	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 Month LIBOR	(2)	(100,652)	—	(100,652)	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 Month LIBOR	(2)	(25,236)	—	(25,236)	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 Month LIBOR	(2)	(62,057)	—	(62,057)	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 Month LIBOR	(1)	22,090	—	22,090	Barclays Capital Group
3,300	10/25/22	1.801%	3 Month LIBOR	(1)	43,983	—	43,983	Credit Suisse First Boston Corp.
1,300	03/21/23	2.038%	3 Month LIBOR	(2)	(26,221)	—	(26,221)	Barclays Capital Group

					$7,551,520	$—	$7,551,520

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
17,200	06/27/16	0.853%	3 Month LIBOR	(1)	$193	$52,808	$52,615
9,150	09/06/16	1.170%	3 Month LIBOR	(1)	—	58,050	58,050
6,923	08/02/18	1.614%	3 Month LIBOR	(2)	(140,079)	(127,963)	12,116
5,750	08/21/18	1.781%	3 Month LIBOR	(1)	176	132,631	132,455
6,050	08/22/18	1.745%	3 Month LIBOR	(1)	177	133,357	133,180
31,800	10/03/18	1.745%	3 Month LIBOR	(1)	—	704,430	704,430
8,250	10/25/18	1.434%	3 Month LIBOR	(2)	187	(105,146)	(105,333)
8,100	10/22/20	2.113%	3 Month LIBOR	(2)	199	(278,740)	(278,939)
4,200	06/03/21	2.105%	3 Month LIBOR	(2)	175	(135,204)	(135,379)
8,400	09/06/21	2.226%	3 Month LIBOR	(1)	—	320,428	320,428
1,575	10/06/21	2.060%	3 Month LIBOR	(2)	—	(44,555)	(44,555)
6,395	10/14/21	2.405%	3 Month LIBOR	(1)	—	309,174	309,174
6,165	12/31/21	1.831%	3 Month LIBOR	(2)	18,764	(86,553)	(105,317)
4,005	12/31/21	1.950%	3 Month LIBOR	(2)	19,572	(84,972)	(104,544)
14,870	05/31/22	2.200%	3 Month LIBOR	(2)	(14,756)	(518,348)	(503,592)
2,280	05/31/22	2.217%	3 Month LIBOR	(2)	162	(81,939)	(82,101)
4,150	09/23/23	2.855%	3 Month LIBOR	(2)	183	(321,698)	(321,881)

					$(115,047)	$(74,240)	$40,807

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,586,098 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$24,399,789	$—
Commercial Mortgage-Backed Securities	—	23,582,558	—
Corporate Bonds	—	30,957,185	—
Non-Corporate Foreign Agencies	—	1,187,156	—
Sovereign Bonds	—	5,971,491	—
U.S. Government Agency Obligations	—	25,348,794	—
U.S. Treasury Obligations	—	15,567,109	—
Affiliated Money Market Mutual Fund	14,034,701	—	—
Options Purchased	63,869	77,685	—
Options Written	(43,088)	(30,936)	—
Other Financial Instruments*
Futures Contracts	121,666	—	—
OTC interest rate swaps	—	7,551,520	—
Exchange-traded interest rate swaps	—	40,807	—

Total	$14,177,148	$134,653,158	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 77.0%

ASSET-BACKED SECURITIES — 16.4%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	244	$244,533
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	282	282,300
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	400	400,051
American Express Credit Account Master Trust, Series 2014-1, Class A	0.577%	(c)	12/15/21	500	499,210
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	133	132,870
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	152	152,401
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	503,666
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	200,737
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	300	299,827
BA Credit Card Trust, Series 2015-A1, Class A	0.537%	(c)	06/15/20	200	199,696
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	300	300,693
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,158
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	900	895,874
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,799
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	117	117,512
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397%	(c)	12/17/18	1,000	997,173
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	501,508
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	312	311,469
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	190	189,367
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	200	200,628
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	232	232,072
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	301,222
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	47	47,126
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.587%	(c)	01/15/18	700	699,854
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	400	399,602
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	400	397,934
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	200	199,011
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	300	299,975
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	300	299,728
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	950	949,560

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	200	$200,000
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,711
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	300	296,957

TOTAL ASSET-BACKED SECURITIES (cost $11,852,618)					11,955,224

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	600	614,163
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	20	20,327
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	72	71,785
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	909,627
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,628,597
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	600	614,885
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	400	406,816
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	156,432
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	117	116,745
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	856	879,359
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	512,403
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	636	643,292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	908,740
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.648%	(c)	02/12/39	108	108,667
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	828	852,717
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	641,445
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,014,379
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	600	603,494
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	124	127,368
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150%	(c)	02/15/51	364	380,678

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,459,662)					11,211,919

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 14.8%

Automobile Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	240	$240,269

Banks — 6.6%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	250	252,540
Bank of America Corp., Sr. Unsec’d. Notes(h)	5.700%	01/24/22	325	370,704
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	192,213
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	324,476
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	181,104
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	735,627
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	344,307
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	39,042
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	210,069
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	275,197
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	198,978
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	150	153,635
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	205	231,674
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	244,538
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	235	238,817
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	60	69,825
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	675	738,619

				4,801,365

Biotechnology — 0.1%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	101,012

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	44,160
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	264,492
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	377,371

				686,023

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	760	756,451
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	220	219,877
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	40	39,949

				1,016,277

Diversified Financial Services — 0.5%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	200	204,494
General Electric Capital Corp., Gtd. Notes, MTN	6.000%	08/07/19	150	173,483

				377,977

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	111,374

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	149,773

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	69,686

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	$231,328
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	65,687
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	224,857
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	197,330

				719,202

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,757

Media — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	130,689
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	95	98,569

				229,258

Office/Business Equipment — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	191,609

Oil & Gas — 0.5%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	386,484

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	259,887

Retail — 1.0%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	424,528
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.125%	02/01/19	305	331,056

				755,584

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	114,243
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	515	516,528

				630,771

TOTAL CORPORATE BONDS (cost $10,528,036)				10,792,308

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	402,552
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	111,106

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $500,796)				513,658

SOVEREIGN BOND — 1.6%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 1,173,734)	2.000%	10/23/22	1,180	1,175,625

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	100	$97,311
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	705	662,422
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,840	1,914,207
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	290	299,617
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	95	82,655
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	4.449%	(s)	03/15/20	1,000	927,157
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,445	1,772,307
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	557,021
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,190	1,215,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,371,968)					7,527,798

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds	2.750%		11/15/42	785	764,271
U.S. Treasury Bonds	2.875%		08/15/45	105	104,948
U.S. Treasury Bonds	3.000%		05/15/45	825	844,271
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	1,967	1,954,187
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	171	166,652
U.S. Treasury Notes	0.875%		10/15/17	10	10,041
U.S. Treasury Notes	1.375%		09/30/20	3,665	3,664,142
U.S. Treasury Notes	1.750%		09/30/22	145	144,924
U.S. Treasury Notes	2.000%		10/31/21	745	760,462
U.S. Treasury Notes	2.000%		08/15/25	2,205	2,193,345
U.S. Treasury Notes	2.125%		09/30/21	1,895	1,949,777
U.S. Treasury Notes	3.125%		05/15/21	375	406,631

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,911,569)					12,963,651

TOTAL LONG-TERM INVESTMENTS (cost $55,798,383)					56,140,183

				Shares
SHORT-TERM INVESTMENTS — 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,714,392)(w)				1,714,392	1,714,392

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50		1,800	$26,438
expiring 10/23/15, Strike Price $130.50		1,800	2,531
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	2,295	584
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	2,295	35,507

			65,060

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13		25,250	631
expiring 12/14/15, Strike Price $99.38		25,250	631

			1,262

TOTAL OPTIONS PURCHASED (cost $50,317)			66,322

TOTAL SHORT-TERM INVESTMENTS (cost $1,764,709)			1,780,714

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 79.5% (cost $57,563,092)			57,920,897

OPTIONS WRITTEN*(j) — (0.1)%

Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00		3,600	(19,125)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	4,590	(14,372)

			(33,497)

Put Option
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25		50,500	(1,263)

TOTAL OPTIONS WRITTEN (premiums received $29,890)			(34,760)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 79.4% (cost $57,533,202)			57,886,137
Other assets in excess of liabilities(x) — 20.6%			14,983,920

NET ASSETS — 100.0%			$72,870,057

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
66	5 Year U.S. Treasury Notes	Dec. 2015	$ 7,899,245	$ 7,954,031	$54,786
20	10 Year U.S. Treasury Notes	Dec. 2015	2,550,995	2,574,688	23,693
3	U. S. Long Bonds	Dec. 2015	465,504	472,031	6,527

					85,006

Short Positions:
21	2 Year U.S. Treasury Notes	Dec. 2015	4,595,423	4,599,656	(4,233)
18	U.S. Ultra Bonds	Dec. 2015	2,858,020	2,887,312	(29,292)

					(33,525)

					$51,481

(1) Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
465	03/22/16	0.535%	3 Month LIBOR	(2)	$(378)	$—	$(378)	Citigroup Global Markets
460	08/04/16	1.528%	3 Month LIBOR	(2)	(5,017)	—	(5,017)	Citigroup Global Markets
250	12/30/16	1.328%	3 Month LIBOR	(1)	3,226	—	3,226	Citigroup Global Markets
2,750	01/03/17	1.273%	3 Month LIBOR	(1)	30,992	—	30,992	Citigroup Global Markets
390	01/03/17	1.311%	3 Month LIBOR	(2)	(4,622)	—	(4,622)	Citigroup Global Markets
2,100	12/11/17	0.738%	3 Month LIBOR	(2)	(1,013)	—	(1,013)	Barclays Capital Group
3,500	01/15/18	0.915%	3 Month LIBOR	(2)	(11,148)	—	(11,148)	Barclays Capital Group
2,000	03/06/18	0.903%	3 Month LIBOR	(2)	(2,646)	—	(2,646)	Barclays Capital Group
700	03/13/18	1.044%	3 Month LIBOR	(2)	(3,215)	—	(3,215)	Barclays Capital Group
2,200	03/27/18	1.003%	3 Month LIBOR	(2)	(6,991)	—	(6,991)	Barclays Capital Group
402	05/17/18	0.989%	3 Month LIBOR	(2)	(2,149)	—	(2,149)	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 Month LIBOR	(2)	(32,077)	—	(32,077)	JPMorgan Chase
600	09/01/18	1.820%	3 Month LIBOR	(2)	(15,385)	—	(15,385)	Citigroup Global Markets
460	11/08/18	1.738%	3 Month LIBOR	(2)	(13,154)	—	(13,154)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 Month LIBOR	(2)	(25,645)	—	(25,645)	Citigroup Global Markets
3,075	07/23/19	1.220%	3 Month LIBOR	(2)	(11,556)	—	(11,556)	Bank of Nova Scotia
2,250	10/03/19	1.199%	3 Month LIBOR	(1)	10,963	—	10,963	Citigroup Global Markets
957	11/15/19	4.546%	3 Month LIBOR	(2)	(510,643)	—	(510,643)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 Month LIBOR	(1)	7,510,273	—	7,510,273	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR	(1)	3,169,465	—	3,169,465	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR	(1)	4,959,312	—	4,959,312	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR	(2)	(69,450)	—	(69,450)	Bank of America
1,700	02/22/20	1.550%	3 Month LIBOR	(2)	(21,635)	—	(21,635)	Citigroup Global Markets
1,900	04/16/20	1.359%	3 Month LIBOR	(2)	(14,607)	—	(14,607)	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR	(2)	(6,248)	—	(6,248)	JPMorgan Chase
957	05/15/20	4.246%	3 Month LIBOR	(2)	(478,797)	—	(478,797)	Deutsche Bank AG
892	05/15/21	4.419%	3 Month LIBOR	(2)	(503,332)	—	(503,332)	Deutsche Bank AG
889	05/15/21	4.446%	3 Month LIBOR	(2)	(506,388)	—	(506,388)	Deutsche Bank AG
450	08/11/21	2.570%	3 Month LIBOR	(1)	25,962	—	25,962	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 Month LIBOR	(1)	377,886	—	377,886	JPMorgan Chase
850	08/24/21	2.253%	3 Month LIBOR	(1)	36,028	—	36,028	Bank of America
360	08/24/21	2.255%	3 Month LIBOR	(1)	15,315	—	15,315	Citigroup Global Markets
310	09/09/21	2.205%	3 Month LIBOR	(2)	(11,982)	—	(11,982)	Barclays Capital Group
105	09/27/21	1.933%	3 Month LIBOR	(1)	2,285	—	2,285	Citigroup Global Markets
140	10/04/21	2.108%	3 Month LIBOR	(1)	5,789	—	5,789	Citigroup Global Markets
360	10/06/21	2.038%	3 Month LIBOR	(2)	(13,254)	—	(13,254)	Citigroup Global Markets

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
830	10/19/21	2.358%	3 Month LIBOR	(2)	$(46,680)	$—	$(46,680)	Barclays Capital Group
290	11/01/21	2.483%	3 Month LIBOR	(2)	(18,344)	—	(18,344)	Barclays Capital Group
915	12/05/21	2.271%	3 Month LIBOR	(2)	(43,749)	—	(43,749)	Barclays Capital Group
330	12/06/21	2.238%	3 Month LIBOR	(2)	(15,070)	—	(15,070)	Barclays Capital Group
13,500	01/13/22	1.690%	3 Month LIBOR	(2)	(110,880)	—	(110,880)	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 Month LIBOR	(1)	13,190	—	13,190	Bank of Nova Scotia
325	02/02/22	1.914%	3 Month LIBOR	(2)	(6,821)	—	(6,821)	Citigroup Global Markets
800	03/28/22	2.350%	3 Month LIBOR	(1)	36,046	—	36,046	Barclays Capital Group
750	08/29/22	1.777%	3 Month LIBOR	(2)	(5,263)	—	(5,263)	Citigroup Global Markets
750	09/25/22	1.785%	3 Month LIBOR	(1)	4,286	—	4,286	Barclays Capital Group
700	10/12/22	1.741%	3 Month LIBOR	(1)	6,859	—	6,859	Barclays Capital Group
1,100	03/21/23	2.038%	3 Month LIBOR	(2)	(22,187)	—	(22,187)	Barclays Capital Group
1,200	05/08/23	1.815%	3 Month LIBOR	(2)	(11,411)	—	(11,411)	Barclays Capital Group
1,135	09/30/26	2.628%	3 Month LIBOR	(1)	61,691	—	61,691	Citigroup Global Markets

					$13,717,831	$—	$13,717,831

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10,000	10/16/17	1.233%	3 Month LIBOR	(1)	$175	$94,002	$93,827
2,600	08/06/18	1.693%	3 Month LIBOR	(1)	—	53,355	53,355
1,950	09/18/18	1.724%	3 Month LIBOR	(2)	159	(41,821)	(41,980)
845	10/03/18	1.745%	3 Month LIBOR	(1)	—	18,718	18,718
17,750	06/03/19	1.614%	3 Month LIBOR	(2)	230	(300,488)	(300,718)
6,200	10/16/19	1.834%	3 Month LIBOR	(2)	178	(150,954)	(151,132)
13,905	12/31/19	3.018%	6 Month LIBOR	(2)	—	(2,974,456)	(2,974,456)
3,300	06/17/20	1.836%	3 Month LIBOR	(1)	—	73,582	73,582
7,700	07/02/20	2.143%	3 Month LIBOR	(2)	—	(280,543)	(280,543)
3,200	07/10/20	2.401%	3 Month LIBOR	(1)	—	155,084	155,084
7,865	09/15/20	1.583%	3 Month LIBOR	(2)	—	(70,133)	(70,133)
460	10/01/20	2.523%	3 Month LIBOR	(2)	—	(25,097)	(25,097)
3,850	10/22/20	2.113%	3 Month LIBOR	(2)	173	(132,488)	(132,661)
5,500	10/25/20	2.054%	3 Month LIBOR	(2)	183	(173,258)	(173,441)
2,785	12/31/21	1.831%	3 Month LIBOR	(2)	8,628	(39,100)	(47,728)
1,785	12/31/21	1.950%	3 Month LIBOR	(2)	8,972	(37,871)	(46,843)
8,530	04/08/22	1.780%	3 Month LIBOR	(1)	201	70,392	70,191
6,785	05/31/22	2.200%	3 Month LIBOR	(2)	(6,374)	(236,516)	(230,142)
1,070	05/31/22	2.217%	3 Month LIBOR	(2)	156	(38,454)	(38,610)
8,250	09/23/23	2.855%	3 Month LIBOR	(2)	216	(639,520)	(639,736)
1,650	12/17/23	2.932%	3 Month LIBOR	(1)	163	137,958	137,795

					$13,060	$(4,537,608)	$(4,550,668)

Cash of $1,120,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$11,955,224	$—
Commercial Mortgage-Backed Securities	—	11,211,919	—
Corporate Bonds	—	10,792,308	—
Non-Corporate Foreign Agencies	—	513,658	—
Sovereign Bond	—	1,175,625	—
U.S. Government Agency Obligations	—	7,527,798	—
U.S. Treasury Obligations	—	12,963,651	—
Affiliated Money Market Mutual Fund	1,714,392	—	—
Options Purchased	30,231	36,091	—
Options Written	(20,388)	(14,372)	—
Other Financial Instruments*
Futures Contracts	51,481	—	—
OTC interest rate swaps	—	13,717,831	—
Exchange-traded interest rate swaps	—	(4,550,668)	—

Total	$1,775,716	$65,329,065	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts recorded at fair value.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.7%

ASSET-BACKED SECURITIES — 15.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	706	$705,751
Ally Auto Receivables Trust 2014-3, Series 3, Class A2	0.810%		09/15/17	652	652,089
Ally Master Owner Trust, Series 2014-4, Class A1	0.607%	(c)	06/17/19	700	699,019
Ally Master Owner Trust, Series 2014-5, Class A1	0.697%	(c)	10/15/19	600	598,653
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,064
American Express Credit Account Master Trust, Series 2013-1, Class A	0.627%	(c)	02/16/21	1,800	1,803,107
American Express Credit Account Master Trust, Series 2014-1, Class A	0.577%	(c)	12/15/21	1,000	998,419
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	166	166,087
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	533	533,405
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	800	802,948
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	803,962
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	700	699,596
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	900	900,355
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	1,200	1,194,499
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,404,197
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	235	235,023
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397%	(c)	12/17/18	600	598,304
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	543,478
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.637%	(c)	07/15/21	700	701,648
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	815,128
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	195	194,668
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	758	757,469
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	500	501,571
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	154	154,714
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	255	255,319
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	405,962
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	608,551
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.557%	(c)	08/15/19	1,000	996,222
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	0.807%	(c)	08/15/20	400	399,561

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	805	$804,199
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	1,000	994,835
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	400	398,022
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%		09/25/19	900	899,808
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	150	149,691
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	700	699,942
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.467%	(c)	08/16/21	400	398,258
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	200	199,907
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.607%	(c)	01/15/20	700	700,195
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	300	300,000
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	501,777
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	600	593,914
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	505	504,978

TOTAL ASSET-BACKED SECURITIES (cost $26,759,900)					26,775,295

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.799%	(c)	05/10/45	1,300	1,330,686
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,210,475
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	707,488
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	293	293,298
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.943%	(c)	06/10/46	551	563,321
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	818	830,786
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,137,533
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,200	1,229,771
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	900	927,662
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	900	915,337
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	95,921
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	167	165,976
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,644,462

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7	6.100%	(c)	04/15/45	1,400	$1,432,463
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,027,342
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	178,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,454	1,470,382
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	404,375
JPMorgan Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,024,806
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	828	852,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,000	1,001,993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,334,442
Morgan Stanley Capital I Trust, Series 2005-MS1, Class A2	3.261%		05/15/48	700	738,427
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,422,490
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	304,314
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,100	1,106,406
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	191	195,951
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	191,944
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	200,976
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,238,815

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,215,263)					27,179,344

CORPORATE BONDS — 15.4%

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	239,689

Banks — 7.3%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	515,182
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	650	733,119
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	1.969%	(c)	06/20/17	675	683,893
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	223,903
Bank of Nova Scotia (The) (Canada), Covered Bonds, 144A(a)	2.150%		08/03/16	2,540	2,568,011
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	350	378,555
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	344,993
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	298,227
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	330,404
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	980	1,093,173

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	550	$593,839
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	269,742
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(h)	2.300%		01/30/19	1,425	1,435,823
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	142,560
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.125%		04/25/18	220	221,296
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	550	614,902
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(a)	1.875%		09/17/18	200	200,310
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.200%		01/28/19	575	581,200
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	258,174
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	239,178
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	27,186
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	915	937,568
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	95	94,555

					12,785,793

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	204,784

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	180,513
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	245	247,479
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	270,910

					698,902

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	536	574,612
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	190	190,883

					765,495

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%		05/03/18	430	427,992
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	530	529,703
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	100	99,872

					1,057,567

Diversified Financial Services — 0.5%
American Express Co., Sr. Unsec’d. Notes(a)	1.550%		05/22/18	410	407,681
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	479,218

					886,899

Electric — 0.1%
Duke Energy Corp, Sr. Unsec’d. Notes	2.100%		06/15/18	250	252,932

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	85	85,686

Healthcare-Products — 0.1%
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%		06/15/18	125	124,961

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	$352,221
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,341,244
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	426,801

				2,120,266

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	675,612
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	284,645
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	388,137
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	67,225
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	439,760
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	185	205,438
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	160,264

				2,221,081

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,399

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	110,583

Oil & Gas — 0.6%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	767,157
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%	06/01/18	240	265,018

				1,032,175

Oil & Gas Services — 0.4%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	670,220

Pharmaceuticals — 0.5%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	475,235
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	59,891
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	401,606

				936,732

Pipelines — 0.1%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	24,221
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	2.650%	02/01/19	140	137,734
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	51,977

				213,932

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	25,964
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.625%	02/21/20	735	737,181

				763,145

Transportation — 1.1%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,167,685

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	600	$672,157

					1,839,842

TOTAL CORPORATE BONDS (cost $26,693,313)					27,038,083

NON-CORPORATE FOREIGN AGENCY — 0.7%
Royal Bank of Canada (Canada), Covered Notes (cost $1,216,429)	2.200%		09/23/19	1,203	1,222,542

SOVEREIGN BONDS — 0.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	600	600,351
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,002
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	706,033

TOTAL SOVEREIGN BONDS (cost $1,503,731)					1,506,386

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.0%
Federal Home Loan Banks(a)	1.000%		06/21/17	3,000	3,020,178
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	61,795
Federal National Mortgage Assoc., Notes(h)	0.875%		05/21/18	1,005	1,004,396
Federal National Mortgage Assoc., Notes(a)	1.125%		07/20/18	805	808,858
Federal National Mortgage Assoc., Notes(a)	1.625%		01/21/20	3,935	3,975,570
Federal National Mortgage Assoc., Notes(k)	5.375%		06/12/17	740	798,736
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	500	486,554
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes, PO	1.382%	(s)	11/30/17	20	19,602
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	1,640	1,611,945
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.722%	(s)	09/26/19	4,400	4,134,266
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	585	604,400
Israel Government USAID Bond, Gtd. Notes	5.500%		09/18/23	5,011	6,146,042
Israel Government USAID Bond, Series 11-Z, Gtd. Notes	4.505%	(s)	05/15/19	90	85,525
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.559%	(s)	01/15/21	9,965	9,038,464
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.790%	(s)	07/15/20	477	438,839
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,545	1,577,589
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	1,110	1,125,227

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $34,309,245)					34,937,986

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bonds	2.750%		08/15/42	535	521,639
U.S. Treasury Bonds	2.750%		11/15/42	2,680	2,609,232
U.S. Treasury Bonds	2.875%		08/15/45	240	239,881
U.S. Treasury Bonds(a)	3.000%		05/15/45	1,955	2,000,667
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	4,209	4,181,752
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	403	392,123

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.000%		09/15/18	930	$932,132
U.S. Treasury Notes	1.375%		09/30/20	10,000	9,997,660
U.S. Treasury Notes	1.750%		09/30/22	3,940	3,937,947
U.S. Treasury Notes	2.000%		10/31/21	1,740	1,776,114
U.S. Treasury Notes	2.000%		08/15/25	4,965	4,938,755
U.S. Treasury Notes	2.125%		08/15/21	2,200	2,264,453
U.S. Treasury Notes	2.125%		09/30/21	3,965	4,079,612
U.S. Treasury Notes	3.125%		05/15/21	1,995	2,163,276
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	28,471

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,776,331)					40,063,714

TOTAL LONG-TERM INVESTMENTS (cost $157,474,212)					158,723,350

				Shares
SHORT-TERM INVESTMENTS — 16.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,005,059; includes $14,990,758 of cash collateral for securities on loan)(b)(w)				29,005,059	29,005,059

	Counterparty			Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50				4,400	64,625
expiring 10/23/15, Strike Price $130.50				4,400	6,188
Interest Rate Swap Options,
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,785	74,031
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,785	1,217

					146,061

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13				52,500	1,312
expiring 12/14/15, Strike Price $99.38				52,500	1,312

					2,624

TOTAL OPTIONS PURCHASED (cost $111,578)					148,685

TOTAL SHORT-TERM INVESTMENTS (cost $29,116,637)					29,153,744

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.3% (cost $186,590,849)					187,877,094

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00		8,800	$(46,750)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	9,570	(29,966)

			(76,716)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25		105,000	(2,625)

TOTAL OPTIONS WRITTEN (premiums received $66,466)			(79,341)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.3% (cost $186,524,383)			187,797,753
Liabilities in excess of other assets(x) — (7.3)%			(12,763,400)

NET ASSETS — 100.0%			$175,034,353

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,678,253; cash collateral of $14,990,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
66	10 Year U.S. Treasury Notes	Dec. 2015	$8,413,656	$8,496,469	$82,813
3	U.S. Long Bonds	Dec. 2015	464,848	472,031	7,183

					89,996

Short Positions:
142	2 Year U.S. Treasury Notes	Dec. 2015	31,075,158	31,102,438	(27,280)
14	5 Year U.S. Treasury Notes	Dec. 2015	1,686,698	1,687,219	(521)
55	U.S. Ultra Bonds	Dec. 2015	8,729,792	8,822,344	(92,552)

					(120,353)

					$(30,357)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) A U.S. Government Agency Obligation with a market value of $345,399 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
335	03/22/16	0.535%	3 Month LIBOR(2)	$(273)	$—	$(273)	Citigroup Global Markets
980	12/08/16	1.315%	3 Month LIBOR(1)	12,769	—	12,769	Barclays Capital Group
75	02/21/17	1.179%	3 Month LIBOR(2)	(669)	—	(669)	JPMorgan Chase
50	10/03/17	0.778%	3 Month LIBOR(2)	(173)	—	(173)	Citigroup Global Markets
3,120	02/08/18	0.956%	3 Month LIBOR(2)	(10,830)	—	(10,830)	Citigroup Global Markets
100	05/17/18	0.989%	3 Month LIBOR(2)	(535)	—	(535)	Credit Suisse First Boston Corp.
2,050	01/17/19	1.620%	3 Month LIBOR(1)	43,124	—	43,124	Citigroup Global Markets
1,300	03/15/20	1.544%	3 Month LIBOR(1)	14,768	—	14,768	Citigroup Global Markets
1,250	04/08/20	1.365%	3 Month LIBOR(1)	10,501	—	10,501	Bank of Nova Scotia
3,255	04/17/20	1.330%	3 Month LIBOR(1)	20,280	—	20,280	Bank of Nova Scotia
3,700	04/25/20	1.322%	3 Month LIBOR(1)	19,960	—	19,960	Bank of Nova Scotia
4,100	05/09/20	1.398%	3 Month LIBOR(1)	34,122	—	34,122	Bank of Nova Scotia
4,300	05/23/20	1.521%	3 Month LIBOR(1)	58,739	—	58,739	Bank of Nova Scotia
1,300	05/24/20	1.474%	3 Month LIBOR(1)	14,691	—	14,691	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 Month LIBOR(1)	88,817	—	88,817	JPMorgan Chase
3,200	06/10/20	1.714%	3 Month LIBOR(1)	71,077	—	71,077	Bank of Nova Scotia
9,000	12/31/20	0.000%	3 Month LIBOR(1)	591,350	—	591,350	Citigroup Global Markets
5,900	12/31/20	2.744%	3 Month LIBOR(1)	1,265,635	—	1,265,635	Bank of America
4,900	12/31/20	0.000%	3 Month LIBOR(1)	462,700	—	462,700	Citigroup Global Markets
2,640	12/31/20	2.037%	3 Month LIBOR(1)	272,202	—	272,202	Citigroup Global Markets
2,400	12/31/20	0.000%	3 Month LIBOR(1)	138,946	—	138,946	Citigroup Global Markets
1,850	08/11/21	2.570%	3 Month LIBOR(1)	106,733	—	106,733	Hong Kong & Shanghai Bank
3,120	01/13/22	1.846%	3 Month LIBOR(2)	(56,213)	—	(56,213)	Citigroup Global Markets
135	02/07/22	1.923%	3 Month LIBOR(2)	(2,866)	—	(2,866)	Barclays Capital Group
50	09/25/22	1.785%	3 Month LIBOR(1)	286	—	286	Barclays Capital Group
190	10/17/22	1.740%	3 Month LIBOR(2)	(1,788)	—	(1,788)	Barclays Capital Group
300	01/31/23	2.020%	3 Month LIBOR(1)	6,653	—	6,653	Barclays Capital Group
400	03/08/23	2.020%	3 Month LIBOR(1)	7,898	—	7,898	Barclays Capital Group
400	03/13/23	2.126%	3 Month LIBOR(1)	10,816	—	10,816	Barclays Capital Group
1,100	03/14/23	2.120%	3 Month LIBOR(1)	29,106	—	29,106	Barclays Capital Group
1,100	03/22/23	2.051%	3 Month LIBOR(1)	23,242	—	23,242	Barclays Capital Group
700	03/25/23	2.051%	3 Month LIBOR(1)	14,579	—	14,579	Barclays Capital Group
1,450	04/04/23	2.018%	3 Month LIBOR(1)	39,531	—	39,531	Barclays Capital Group
540	04/05/23	1.971%	3 Month LIBOR(1)	12,768	—	12,768	Barclays Capital Group
2,100	04/18/23	1.890%	3 Month LIBOR(1)	34,887	—	34,887	JPMorgan Chase
800	05/08/23	1.815%	3 Month LIBOR(2)	(7,607)	—	(7,607)	Barclays Capital Group
900	05/28/23	2.158%	3 Month LIBOR(1)	30,950	—	30,950	Bank of Nova Scotia
350	05/30/23	2.205%	3 Month LIBOR(1)	13,281	—	13,281	Barclays Capital Group

				$3,369,457	$—	$3,369,457

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
2,540	06/28/16	0.847%	3 Month LIBOR(2)	$(24,634)	$(7,687)	$16,947
13,900	10/16/17	1.233%	3 Month LIBOR(1)	185	130,663	130,478
1,556	06/10/18	1.205%	3 Month LIBOR(2)	—	(11,462)	(11,462)
3,167	08/02/18	1.614%	3 Month LIBOR(2)	(64,080)	(58,538)	5,542
200	08/16/18	1.641%	3 Month LIBOR(2)	(3,857)	(3,854)	3
1,700	09/16/18	1.861%	3 Month LIBOR(2)	158	(43,320)	(43,478)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	(110,648)	(124,692)	(14,044)
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(166,638)	(166,829)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(112,792)	(112,982)
19,550	06/03/19	1.614%	3 Month LIBOR(2)	145	(330,961)	(331,106)
8,600	10/16/19	1.834%	3 Month LIBOR(2)	189	(209,387)	(209,576)
10,000	06/17/20	1.843%	3 Month LIBOR(1)	195	226,088	225,893
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	109,258	109,258

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
2,500	06/20/20	1.818%	3 Month LIBOR(1)	$—	$53,479	$53,479
4,850	07/10/20	2.401%	3 Month LIBOR(1)	—	235,049	235,049
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	94,288	94,288
8,150	08/06/20	2.341%	3 Month LIBOR(1)	—	372,063	372,063
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	194,747	194,572
7,550	08/21/20	2.440%	3 Month LIBOR(1)	163	380,322	380,159
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	504,208	503,996
37,000	09/03/20	1.599%	3 Month LIBOR(1)	300	381,019	380,719
2,800	09/15/20	1.583%	3 Month LIBOR(2)	—	(24,968)	(24,968)
2,250	12/10/20	2.275%	3 Month LIBOR(1)	163	95,107	94,944
5,500	12/31/21	1.831%	3 Month LIBOR(2)	16,761	(77,216)	(93,977)
2,870	12/31/21	1.950%	3 Month LIBOR(2)	13,856	(60,891)	(74,747)
5,190	04/08/22	1.780%	3 Month LIBOR(1)	181	42,829	42,648
14,135	05/31/22	2.200%	3 Month LIBOR(2)	(13,996)	(492,727)	(478,731)
2,255	05/31/22	2.217%	3 Month LIBOR(2)	162	(81,041)	(81,203)
550	05/29/23	2.150%	3 Month LIBOR(1)	—	14,252	14,252
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(231,087)	(231,273)
1,990	04/08/25	2.020%	3 Month LIBOR(2)	166	(6,616)	(6,782)

				$(183,637)	$789,495	$973,132

A U.S. Government Agency obligation with market value of $789,525 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at September 30, 2015.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,775,295	$—
Commercial Mortgage-Backed Securities	—	27,179,344	—
Corporate Bonds	—	27,038,083	—
Non-Corporate Foreign Agency	—	1,222,542	—
Sovereign Bonds	—	1,506,386	—
U.S. Government Agency Obligations	—	34,937,986	—
U.S. Treasury Obligations	—	40,063,714	—
Affiliated Money Market Mutual Fund	29,005,059	—	—
Options Purchased	73,437	75,248	—
Options Written	(49,375)	(29,966)	—
Other Financial Instruments*
Futures Contracts	(30,357)	—	—
OTC interest rate swaps	—	3,369,457	—
Exchange-traded interest rate swaps	—	973,132	—

Total	$28,998,764	$163,111,221	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 91.2%

ASSET-BACKED SECURITIES — 14.5%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	636	$635,460
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	989	988,051
Ally Master Owner Trust, Series 2014-4, Class A1	0.607%	(c)	06/17/19	800	798,878
Ally Master Owner Trust, Series 2014-5, Class A1	0.697%	(c)	10/15/19	800	798,204
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	1,100	1,100,064
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	500,064
American Express Credit Account Master Trust, Series 2013-1, Class A	0.627%	(c)	02/16/21	1,000	1,001,726
American Express Credit Account Master Trust, Series 2014-1, Class A	0.577%	(c)	12/15/21	800	798,735
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	803,022
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	266	265,741
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.604%	(c)	04/09/18	359	359,261
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	686	685,806
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	702,580
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	904,457
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	1,008,636
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	500	499,712
BA Credit Card Trust, Series 2015-A1, Class A	0.537%	(c)	06/15/20	1,100	1,098,330
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	852	853,968
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	1,400	1,400,552
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	1,600	1,592,666
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	411	411,290
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	407	406,962
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397%	(c)	12/17/18	1,100	1,096,890
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,130,433
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.637%	(c)	07/15/21	1,100	1,102,589
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	917,019
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	428	428,271
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	1,500	1,504,713
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	849	849,337
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	702	703,949

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	361	$362,471
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	510,492
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	304,471
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	709,976
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.587%	(c)	01/15/18	1,200	1,199,750
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	1,300	1,298,706
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	1,600	1,591,736
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	552	552,288
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	600	597,032
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	700	699,804
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	1,100	1,099,909
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.467%	(c)	08/16/21	600	597,388
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.457%	(c)	04/17/17	1,050	1,050,200
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	1,825	1,824,155
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.607%	(c)	01/15/20	1,100	1,100,306
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	544	543,810
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	500	500,000
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	802,843
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	800	791,885
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.437%	(c)	01/16/18	954	953,931
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.417%	(c)	03/15/17	768	765,910

TOTAL ASSET-BACKED SECURITIES (cost $43,154,908)					43,204,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.3%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,700	1,754,368
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.795%	(c)	04/12/38	850	862,115
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	215	215,356
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	213	218,002
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	703,995

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	$932,019
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(c)	04/10/37	362	362,097
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.943	%(c)	06/10/46	661	675,986
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	982	1,017,364
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	1,227	1,246,179
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,043,640
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,534,482
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,413,994
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/55	1,900	1,947,137
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,590	1,638,869
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,237	1,278,169
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(c)	12/15/40	372	371,736
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		04/25/25	1,500	1,525,562
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%		12/10/49	1,795	1,880,664
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233	%(c)	11/10/45	205	205,666
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	1,007,417
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	1,576	1,576,051
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,002	1,028,850
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	800	826,666
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,268,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,198,412
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	311,177
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,720	1,736,703
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.427	%(c)	01/12/43	271	271,031
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.450	%(c)	12/15/44	988	987,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	409	415,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	2,363	2,389,371
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	161	160,280
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661	%(c)	03/15/39	356	358,043

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	142	$143,223
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(c)	07/15/40	1,000	1,060,985
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.865	%(c)	05/12/39	323	326,238
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.463	%(c)	02/12/39	360	362,224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	331	330,478
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	1,500	1,502,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,258,287
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	308	312,616
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,700	1,715,931
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	181,410
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,028,758
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(c)	01/15/45	1,300	1,307,571
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.900	%(c)	05/15/43	500	507,218
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	1,004,878

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $48,927,676)					48,405,434

CORPORATE BONDS — 14.3%

Banks — 4.3%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	818,837
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	520	519,628
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	145	144,000
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	400	436,316
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%		06/16/24	775	788,259
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	415	501,053
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	994,090
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	400	446,096
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	505	514,792
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	340	379,264
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.200%		10/22/19	790	786,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%		05/13/24	600	608,333
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	431,069
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	330	356,303
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	650	663,917
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	825	922,353
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	240	240,372
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	575	578,584
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%		10/30/24	375	374,301

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	1.500%	03/13/17	1,500	$1,509,998
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	558,844
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	149,297

				12,721,786

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	387,429
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	170,995

				558,424

Biotechnology — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,002,932
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	637,103
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.700%	04/01/24	1,100	1,125,593

				2,765,628

Chemicals — 0.4%
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	1,150	1,155,345

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	300,305

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	773,140
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	900	899,496
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	170	169,782
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	500	507,864

				2,350,282

Diversified Financial Services — 0.8%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)(h)	2.250%	08/15/19	1,030	1,033,605
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	600	613,481
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	90	100,439
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	35	39,368
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	215	247,316
General Electric Capital Corp., Series G, Gtd. Notes, MTN	6.000%	08/07/19	330	381,663

				2,415,872

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	432,757
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	334,068

				766,825

Food — 0.1%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	379	423,305

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	$423,913
Anthem, Inc., Sr. Unsec’d. Notes(a)	2.250%	08/15/19	195	194,125
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	2.875%	09/29/21	1,615	1,652,365
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	445,236

				2,715,639

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.125%	02/15/24	850	892,992
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	389,547
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	750	832,856

				2,115,395

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	200,610
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	427,308
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	624,693

				1,252,611

Mining — 0.2%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	09/20/21	240	245,943
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	334,400

				580,343

Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	190	191,633
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	140,000
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	725	704,090

				1,035,723

Pharmaceuticals — 0.2%
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	600	609,414

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	219,369
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	725	690,937
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	313,398
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	493,785
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	375	346,215

				2,063,704

Retail — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,015,835
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	500	502,404
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	1,100	1,167,290
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%	04/22/24	625	646,322

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.250%		04/15/21	585	$647,946

					3,979,797

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	2.800%		07/08/21	550	557,653
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	600	608,812

					1,166,465

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	585	607,566
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	608,328
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	1,000	1,104,690

					2,320,584

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	485	500,203
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	475	539,905

					1,040,108

TOTAL CORPORATE BONDS (cost $41,577,373)					42,337,555

NON-CORPORATE FOREIGN AGENCIES — 1.2%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A(a)	1.125%		05/23/18	892	893,226
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	2,681	2,724,550

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,592,486)					3,617,776

SOVEREIGN BONDS — 1.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	700	700,410
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	200,002
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%		05/02/17	500	503,686
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	610	615,257
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,140	2,132,065

TOTAL SOVEREIGN BONDS (cost $4,021,563)					4,151,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6%
Federal Home Loan Banks(k)	0.500%		09/28/16	1,060	1,060,808
Federal Home Loan Banks	0.625%		11/23/16	195	195,288
Federal Home Loan Mortgage Corp.(h)	2.375%		01/13/22	5,580	5,746,892
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	10,560	10,814,010
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.629%	(s)	05/11/18	7,300	7,103,688
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.224%	(s)	09/26/19	660	620,140

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20	3,270	$3,401,879
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	980	1,012,500
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes(a)	3.000%		06/30/25	620	639,743
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	765	665,591
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	4,955	3,899,144
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	4,690	5,805,399
Residual Funding Corp., Strips Principal, Unsec’d. Notes	2.559%	(s)	01/15/21	7,885	7,151,861
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	5,050	5,156,520
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	1,855	1,880,447

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $53,950,157)					55,153,910

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bonds	2.750%		08/15/42	750	731,269
U.S. Treasury Bonds	2.750%		11/15/42	3,795	3,694,789
U.S. Treasury Bonds	2.875%		08/15/45	410	409,797
U.S. Treasury Bonds(a)	3.000%		05/15/45	3,275	3,351,501
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	7,037	6,991,533
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	689	671,510
U.S. Treasury Notes	0.625%		05/31/17	500	500,371
U.S. Treasury Notes	1.000%		09/15/18	515	516,180
U.S. Treasury Notes	1.375%		09/30/20	19,440	19,435,451
U.S. Treasury Notes	1.750%		09/30/22	9,290	9,285,160
U.S. Treasury Notes	2.000%		10/31/21	2,235	2,281,387
U.S. Treasury Notes	2.000%		08/15/25	7,170	7,132,099
U.S. Treasury Notes	2.125%		08/15/21	4,100	4,220,118
U.S. Treasury Notes	2.125%		09/30/21	9,520	9,795,185
U.S. Treasury Notes	2.250%		03/31/21	1,755	1,822,046
U.S. Treasury Notes	3.125%		05/15/21	2,820	3,057,864

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,398,351)					73,896,260

TOTAL LONG-TERM INVESTMENTS (cost $268,622,514)					270,766,784

				Shares
SHORT-TERM INVESTMENTS — 13.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $39,204,660; includes $16,364,174 of cash collateral for securities on loan)(b)(w)				39,204,660	39,204,660

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50		7,600	$111,625
expiring 10/23/15, Strike Price $130.50		7,600	10,688
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	8,030	2,042
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	8,030	124,235

			248,590

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.38		88,250	2,206
expiring 12/14/15, Strike Price $99.13		88,250	2,206

			4,412

TOTAL OPTIONS PURCHASED (cost $189,617)			253,002

TOTAL SHORT-TERM INVESTMENTS (cost $39,394,277)			39,457,662

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.5% (cost $308,016,791)			310,224,446

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00		15,200	(80,750)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	16,060	(50,287)

			(131,037)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25		176,500	(4,413)

TOTAL OPTIONS WRITTEN (premiums received $113,028)			(135,450)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.5% (cost $307,903,763)			310,088,996
Liabilities in excess of other assets(x) — (4.5)%			(13,218,914)

NET ASSETS — 100.0%			$ 296,870,082

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,976,748; cash collateral of $16,364,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(f)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $300,305 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
59	5 Year U.S. Treasury Notes	Dec. 2015	$7,045,563	$7,110,422	$64,859
9	10 Year U.S. Treasury Notes	Dec. 2015	1,158,904	1,158,609	(295)
9	U.S. Long Bonds	Dec. 2015	1,397,044	1,416,094	19,050

					83,614

Short Positions:
24	2 Year U.S. Treasury Notes	Dec. 2015	5,257,169	5,256,750	419
75	U.S. Ultra Bonds	Dec. 2015	11,918,655	12,030,469	(111,814)

					(111,395)

					$(27,781)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) A U.S. Government Agency obligation with a market value of $460,351 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
32,400	09/12/16	1.154%	3 Month LIBOR(2)	$(217,275)	$—	$(217,275)	Barclays Capital Group
9,100	09/25/17	0.820%	3 Month LIBOR(2)	(11,980)	—	(11,980)	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 Month LIBOR(1)	21,687	—	21,687	Credit Suisse First Boston Corp.
892	05/17/18	0.989%	3 Month LIBOR(2)	(4,769)	—	(4,769)	Credit Suisse First Boston Corp.
2,500	10/11/18	1.770%	3 Month LIBOR(1)	77,109	—	77,109	JPMorgan Chase
4,750	08/08/19	1.271%	3 Month LIBOR(2)	(23,771)	—	(23,771)	Credit Suisse First Boston Corp.
2,600	10/29/19	1.376%	3 Month LIBOR(2)	(30,056)	—	(30,056)	Barclays Capital Group
14,100	08/18/21	2.355%	3 Month LIBOR(1)	686,762	—	686,762	Citigroup Global Markets
13,900	08/24/21	2.253%	3 Month LIBOR(1)	589,161	—	589,161	Bank of America
28,785	09/27/21	1.933%	3 Month LIBOR(1)	626,470	—	626,470	Citigroup Global Markets
8,805	10/06/21	1.965%	3 Month LIBOR(1)	283,968	—	283,968	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	223,585	—	223,585	Bank of America
3,300	10/25/22	1.801%	3 Month LIBOR(1)	43,983	—	43,983	Credit Suisse First Boston Corp.
50,345	06/05/23	2.303%	3 Month LIBOR(1)	2,265,407	—	2,265,407	Citigroup Global Markets
670	10/06/26	2.312%	3 Month LIBOR(1)	22,011	—	22,011	JPMorgan Chase
5,970	03/30/27	2.674%	3 Month LIBOR(2)	(346,272)	—	(346,272)	Bank of Nova Scotia

				$4,206,020	$—	$4,206,020

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
4,000	08/16/18	1.650%	3 Month LIBOR(1)	$ 168	$ 77,317	$ 77,149
9,600	09/06/18	1.704%	3 Month LIBOR(2)	—	(200,165)	(200,165)
5,450	06/03/19	1.614%	3 Month LIBOR(2)	175	(92,263)	(92,438)

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
50,000	03/12/20	1.773%	3 Month LIBOR(2)	$375	$(1,027,097)	$(1,027,472)
500	08/20/20	2.368%	3 Month LIBOR(1)	153	23,464	23,311
855	10/01/20	2.523%	3 Month LIBOR(2)	—	(46,648)	(46,648)
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(223,681)	(223,870)
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	1,767,462	1,767,042
555	09/06/21	2.223%	3 Month LIBOR(1)	—	21,052	21,052
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	861,411	849,097
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	534,656	534,656
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	199,186	199,186
8,940	12/31/21	1.831%	3 Month LIBOR(2)	27,050	(125,512)	(152,562)
5,255	12/31/21	1.950%	3 Month LIBOR(2)	25,314	(111,492)	(136,806)
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	828,678	828,318
7,800	04/08/22	1.780%	3 Month LIBOR(1)	197	64,368	64,171
25,080	05/31/22	2.200%	3 Month LIBOR(2)	(20,824)	(874,255)	(853,431)
3,745	05/31/22	2.217%	3 Month LIBOR(2)	170	(134,588)	(134,758)
40,000	09/03/22	1.919%	3 Month LIBOR(1)	366	594,201	593,835
4,650	09/06/24	2.735%	3 Month LIBOR(2)	187	(314,309)	(314,496)
29,565	10/06/24	2.649%	3 Month LIBOR(2)	(20,443)	(1,782,019)	(1,761,576)
9,330	04/08/25	2.020%	3 Month LIBOR(2)	225	(31,018)	(31,243)

				$26,396	$8,748	$(17,648)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized Appreciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	6,300	$(122,909)	$(31,952)	$90,957

A U.S. Government Agency obligation with a market value of $720,936 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$43,204,429	$—
Commercial Mortgage-Backed Securities	—	46,991,440	1,413,994
Corporate Bonds	—	42,337,555	—
Non-Corporate Foreign Agencies	—	3,617,776	—
Sovereign Bonds	—	4,151,420	—
U.S. Government Agency Obligations	—	55,153,910	—
U.S. Treasury Obligations	—	73,896,260	—
Affiliated Money Market Mutual Fund	39,204,660	—	—
Options Purchased	126,725	126,277	—
Options Written	(85,163)	(50,287)	—
Other Financial Instruments*
Futures Contracts	(27,781)	—	—
OTC interest rate swaps	—	4,206,020	—
Exchange-traded interest rate swaps	—	(17,648)	—
Exchange-traded credit default swaps	—	90,957	—

Total	$39,218,441	$273,708,109	$1,413,994

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchnage-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 90.1%

ASSET-BACKED SECURITIES — 9.9%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	326	$326,044
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	282	282,300
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	600	600,238
Ally Master Owner Trust, Series 2014-4, Class A1	0.607%	(c)	06/17/19	400	399,439
Ally Master Owner Trust, Series 2014-5, Class A1	0.697%	(c)	10/15/19	300	299,326
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	300	300,038
American Express Credit Account Master Trust, Series 2014-1, Class A	0.577%	(c)	12/15/21	500	499,210
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	401,511
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.479%	(c)	10/10/17	166	166,087
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	200	199,627
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	401,981
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	302,591
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	404,480
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	400	399,769
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	400	400,924
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	400	400,158
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	400	400,320
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	900	895,875
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	117	117,512
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	400	400,561
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397%	(c)	12/17/18	400	398,869
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	108,696
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.476%	(c)	05/26/20	200	199,547
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.637%	(c)	07/15/21	400	400,942
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	407,565
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	156	155,735
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	190	189,367
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	700	702,199
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	540	541,498

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	$202,981
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	507,126
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.587%	(c)	01/15/18	1,600	1,599,667
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.616%	(c)	04/20/18	1,000	999,005
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	400	397,934
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	300	298,516
Hertz Vehicle Financing LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	499,860
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	400	399,967
John Deere Owner Trust, Series 2015-A, Class A2B	0.477%	(c)	02/15/18	400	399,560
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.467%	(c)	08/16/21	200	199,129
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	500	499,546
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	1,000	999,537
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	300	300,000
SunTrust Auto Receivables Trust, Series 2015-1A, Class A2, 144A	0.990%		06/15/18	600	600,057
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,711
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	300	300,540
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	400	395,942

TOTAL ASSET-BACKED SECURITIES (cost $19,486,674)					19,502,487

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	900	921,244
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,175	1,212,578
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	920,372
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	210	221,363
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	255,876
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,033,232
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	456,197
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.514%		10/10/48	900	908,997
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,000	1,030,735

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	1,155	$1,209,725
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	159	159,323
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	525	525,350
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	522	536,409
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	1,000	1,009,863
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	550	568,333
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,237,561
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	913	928,915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	1,000	1,027,342
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LPD7, Class AM	6.100%	(c)	04/15/45	1,600	1,637,101
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	200	203,367
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,545	1,562,281
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,817,480
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	650	689,640
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.865%	(c)	05/12/39	160	161,604
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.648%	(c)	02/12/39	36	36,222
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,610	1,669,837
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	142	141,633
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A1	0.825%		05/15/46	126	125,888
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,231,794
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	1,100	1,110,308
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	632,938
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,312,784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	1,000	1,005,824
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	815,353
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM	6.169%	(c)	06/15/45	320	327,774
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,286,244

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,186,602)					30,931,487

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS — 8.5%

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	560	$560,627

Banks — 2.9%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	615	701,486
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	150	161,662
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	200	218,158
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	375	405,595
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	125	150,920
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	585	581,543
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	450	501,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	125	143,461
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	405,291
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	215,535
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	142,127
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	769,821
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	200,310
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	860	873,970
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	149,297

				5,621,034

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	76,551

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	106,184
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	755	760,949
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	417,201

				1,284,334

Chemicals — 0.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	147,199
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	705,313

				852,512

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	600	599,664
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	110	109,859

				709,523

Diversified Financial Services — 0.3%
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	155	158,483
General Electric Capital Corp., Gtd. Notes, MTN	4.625%	01/07/21	45	50,219
General Electric Capital Corp., Gtd. Notes, MTN	4.650%	10/17/21	60	67,487
General Electric Capital Corp., Gtd. Notes, MTN	5.300%	02/11/21	250	287,577

				563,766

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	135,237

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Environmental Control
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	$40,545

Food — 0.1%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	104	116,158

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	554,869
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	132,473
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	139,136

				826,478

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	153,270
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	332,414
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	170	170,042
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	145	161,019
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	147,932
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	517,991
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	170,507
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	260,099

				1,913,274

Machinery-Diversified — 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	66,870
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	213,654
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	153,433

				433,957

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	306,617

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	100,860
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	70,000

				170,860

Oil & Gas Services — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	579,514

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	623,728
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	125	115,405
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	60	57,635

				796,768

Real Estate Investment Trusts (REITs)
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	65	71,835

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	110,760

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	210	$212,083
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	305	316,765
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	200	204,480
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	380	419,782

					1,153,110

Transportation — 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22	200	215,297
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	170,496

					385,793

TOTAL CORPORATE BONDS (cost $16,183,667)					16,709,253

NON-CORPORATE FOREIGN AGENCY — 0.2%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A (cost $365,843)	2.375%		03/31/16	370	373,488

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
Federal National Mortgage Assoc	1.125%		07/20/18	555	557,660
Federal National Mortgage Assoc.(h)	2.625%		09/06/24	2,635	2,698,382
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.628%	(s)	05/11/18	2,860	2,783,089
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	943,577
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.842%	(s)	09/26/19	2,185	2,053,039
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	2,345	2,439,574
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	520	537,245
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	275	283,757
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.232%	(s)	03/15/22	170	147,909
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,615	1,980,814
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	150	184,807
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	1,525	1,887,683
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	1,050	965,997
Residual Funding Corp., Strips Principal, Unsec’d Notes, PO	2.559%	(s)	01/15/21	4,880	4,426,262
Resolution Funding Corp., Interest Strips, Unsec’d. Notes	3.793%	(s)	01/15/22	1,700	1,494,172
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,310	1,337,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,156,304)					24,721,599

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. TREASURY OBLIGATIONS — 43.2%
U.S. Treasury Bonds	2.750%		08/15/42	550	$536,264
U.S. Treasury Bonds	2.750%		11/15/42	3,675	3,577,958
U.S. Treasury Bonds	2.875%		08/15/45	265	264,869
U.S. Treasury Bonds	3.000%		05/15/45	2,355	2,410,010
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	4,138	4,110,880
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	448	436,237
U.S. Treasury Notes	1.000%		09/15/18	510	511,169
U.S. Treasury Notes	1.375%		09/30/20	15,345	15,341,409
U.S. Treasury Notes	1.500%		05/31/19	3,380	3,425,241
U.S. Treasury Notes	1.750%		09/30/22	6,310	6,306,712
U.S. Treasury Notes	1.750%		05/15/23	2,000	1,982,968
U.S. Treasury Notes	2.000%		10/31/21	2,025	2,067,029
U.S. Treasury Notes	2.000%		08/15/25	4,705	4,680,129
U.S. Treasury Notes	2.125%		09/30/21	14,350	14,764,801
U.S. Treasury Notes	2.250%		03/31/21	10,855	11,269,694
U.S. Treasury Notes	3.125%		05/15/19	4,435	4,749,841
U.S. Treasury Notes	3.125%		05/15/21	7,140	7,742,252
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	741,465

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,178,638)					84,918,928

TOTAL LONG-TERM INVESTMENTS (cost $175,557,728)					177,157,242

				Shares
SHORT-TERM INVESTMENTS — 7.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,055,613)(w)				14,055,613	14,055,613

	Counterparty			Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50				5,000	73,438
expiring 10/23/15, Strike Price $130.50				5,000	7,031
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,300	1,094
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,300	66,527

					148,090

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13				47,250	1,181
expiring 12/14/15, Strike Price $99.38				47,250	1,181

					2,362

TOTAL OPTIONS PURCHASED (cost $111,293)					150,452

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Value
TOTAL SHORT-TERM INVESTMENTS (cost $14,166,906)			$14,206,065

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.3% (cost $189,724,634)			191,363,307

		Notional Amount (000)#
OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		10,000	(53,125)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	8,600	(26,928)

			(80,053)

Put Option
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		94,500	(2,363)

TOTAL OPTIONS WRITTEN (premiums received $66,593)			(82,416)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.3% (cost $189,658,041)			191,280,891
Other assets in excess of liabilities(x) — 2.7%			5,356,314

NET ASSETS — 100.0%			$196,637,205

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
10	2 Year U.S Treasury Notes	Dec. 2015	$2,185,139	$2,190,312	$5,173
18	U.S. Long Bonds	Dec. 2015	2,801,839	2,832,188	30,349

					35,522

Short Positions:
325	5 Year U.S. Treasury Notes	Dec. 2015	39,058,303	39,167,578	(109,275)
120	10 Year U.S. Treasury Notes	Dec. 2015	15,411,277	15,448,125	(36,848)
72	U.S. Ultra Bonds	Dec. 2015	11,428,663	11,549,250	(120,587)

					(266,710)

					$(231,188)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) A U.S. Treasury Obligation with a market value of $643,199 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
18,640	11/30/16	0.936%	3 Month LIBOR(2)	$(138,535)	$—	$(138,535)	JPMorgan Chase
18,640	11/30/16	0.935%	3 Month LIBOR(2)	(138,965)	—	(138,965)	JPMorgan Chase
10,000	12/02/16	1.310%	3 Month LIBOR(2)	(130,296)	—	(130,296)	Barclays Capital Group
4,900	10/26/17	0.861%	3 Month LIBOR(1)	24,151	—	24,151	Credit Suisse First Boston Corp.
1,118	05/17/18	0.989%	3 Month LIBOR(2)	(5,977)	—	(5,977)	Credit Suisse First Boston Corp.
5,300	02/21/19	1.643%	3 Month LIBOR(2)	(107,383)	—	(107,383)	JPMorgan Chase
4,000	08/08/19	1.271%	3 Month LIBOR(2)	(20,018)	—	(20,018)	Credit Suisse First Boston Corp.
2,950	10/02/19	1.188%	3 Month LIBOR(2)	(12,999)	—	(12,999)	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 Month LIBOR(2)	(17,439)	—	(17,439)	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 Month LIBOR(2)	(8,457)	—	(8,457)	JPMorgan Chase
100	07/28/21	3.085%	3 Month LIBOR(1)	9,263	—	9,263	Bank of America
3,000	08/24/21	2.253%	3 Month LIBOR(1)	127,157	—	127,157	Bank of America
10,695	09/27/21	1.933%	3 Month LIBOR(1)	232,764	—	232,764	Citigroup Global Markets
4,850	01/31/22	2.038%	3 Month LIBOR(1)	140,460	—	140,460	Citigroup Global Markets
3,100	03/23/22	2.368%	3 Month LIBOR(1)	144,001	—	144,001	Citigroup Global Markets
15,000	05/21/22	1.893%	3 Month LIBOR(1)	324,649	—	324,649	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 Month LIBOR(1)	153,184	—	153,184	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 Month LIBOR(1)	131,948	—	131,948	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 Month LIBOR(1)	1,243,447	—	1,243,447	Citigroup Global Markets
3,500	12/31/22	4.063%	3 Month LIBOR(1)	1,414,107	—	1,414,107	Citigroup Global Markets
2,500	12/31/22	3.843%	3 Month LIBOR(1)	953,925	—	953,925	JPMorgan Chase
3,565	02/14/23	2.069%	3 Month LIBOR(1)	88,115	—	88,115	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 Month LIBOR(1)	134,094	—	134,094	Citigroup Global Markets
4,445	10/05/26	2.410%	3 Month LIBOR(1)	192,598	—	192,598	Barclays Capital Group
3,830	10/06/26	2.312%	3 Month LIBOR(1)	125,827	—	125,827	JPMorgan Chase
27,700	11/30/26	2.550%	3 Month LIBOR(1)	1,501,608	—	1,501,608	JPMorgan Chase
1,000	02/23/27	2.540%	3 Month LIBOR(2)	(46,367)	—	(46,367)	Barclays Capital Group
2,700	04/19/27	2.553%	3 Month LIBOR(2)	(150,850)	—	(150,850)	Barclays Capital Group
4,500	07/12/27	2.065%	3 Month LIBOR(2)	19,182	—	19,182	Barclays Capital Group

				$6,183,194	$—	$6,183,194

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,000	08/06/18	1.693%	3 Month LIBOR(1)	$—	$20,521	$20,521
30,000	09/03/20	1.600%	3 Month LIBOR(2)	271	(311,100)	(311,371)
1,700	10/22/20	2.113%	3 Month LIBOR(2)	160	(58,501)	(58,661)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	116,977	116,809
19,550	05/06/21	2.261%	3 Month LIBOR(2)	218	(801,983)	(802,201)
2,900	09/06/21	2.265%	3 Month LIBOR(2)	—	(117,084)	(117,084)
920	10/06/21	2.060%	3 Month LIBOR(2)	—	(26,026)	(26,026)
4,985	10/14/21	2.405%	3 Month LIBOR(1)	—	241,006	241,006
5,790	12/31/21	1.950%	3 Month LIBOR(2)	26,978	(122,843)	(149,821)
4,500	12/31/21	1.831%	3 Month LIBOR(2)	14,746	(63,177)	(77,923)
3,360	04/08/22	1.780%	3 Month LIBOR(1)	170	27,727	27,557
26,000	05/26/22	1.997%	3 Month LIBOR(1)	306	548,316	548,010
9,910	05/31/22	2.200%	3 Month LIBOR(2)	(5,221)	(345,449)	(340,228)
2,020	05/31/22	2.217%	3 Month LIBOR(2)	161	(72,595)	(72,756)
100,000	09/03/22	1.919%	3 Month LIBOR(1)	690	1,485,502	1,484,812
550	08/16/23	2.891%	3 Month LIBOR(1)	43	44,079	44,036
660	10/25/23	2.653%	3 Month LIBOR(2)	67	(41,001)	(41,068)
600	10/28/23	2.638%	3 Month LIBOR(2)	155	(36,575)	(36,730)
1,450	02/06/24	2.761%	3 Month LIBOR(2)	162	(101,719)	(101,881)
4,270	02/12/24	2.078%	3 Month LIBOR(2)	175	(68,627)	(68,802)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(60,292)	(60,450)
5,900	04/08/25	2.020%	3 Month LIBOR(2)	197	(19,615)	(19,812)
8,000	05/06/29	3.139%	3 Month LIBOR(2)	189	(865,425)	(865,614)

				$39,793	$(627,884)	$(667,677)

A U.S. Government Agency Obligation with a market value of $2,698,382 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$19,502,487	$—
Commercial Mortgage-Backed Securities	—	30,022,490	908,997
Corporate Bonds	—	16,709,253	—
Non-Corporate Foreign Agency	—	373,488	—
U.S. Government Agency Obligations	—	24,721,599	—
U.S. Treasury Obligations	—	84,918,928	—
Affiliated Money Market Mutual Fund	14,055,613	—	—
Options Purchased	82,831	67,621	—
Options Written	(55,488)	(26,928)	—
Other Financial Instruments*
Futures Contracts	(231,188)	—	—
OTC interest rate swaps	—	6,183,194	—
Exchange-traded interest rate swaps	—	(667,677)	—

Total	$13,851,768	$181,804,455	$908,997

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.2%

ASSET-BACKED SECURITIES — 14.9%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.596%	(c)	06/17/19	700	$699,019
American Express Credit Account Master Trust, Series 2014-1, Class B	0.707%	(c)	12/15/21	300	298,223
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	300	299,440
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	502,476
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	600	601,386
Chase Issuance Trust, Series 2007-C1, Class C1	0.656%	(c)	04/15/19	400	398,166
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	82	82,470
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	405,962
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.576%	(c)	01/15/18	500	499,896
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	700	699,365
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	775	774,641
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	500	494,928

TOTAL ASSET-BACKED SECURITIES (cost $5,755,593)					5,755,972

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.764%	(c)	05/10/45	560	565,502
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	50,234
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405%	(c)	12/11/40	18	17,826
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	2	2,086
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	71	72,667
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	306,790
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,942
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	76	75,884
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	309,390
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	235,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.136%	(c)	02/15/51	3	2,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	273	275,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	605,827
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.879%	(c)	06/12/46	225	229,197

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	621	$639,537
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	410,598
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	160,361
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,014,379
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	639	641,987
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.900%	(c)	05/15/43	300	304,330
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	433	443,206
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150%	(c)	02/15/51	96	100,178
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	502,439

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,397,459)					7,020,560

CORPORATE BONDS — 20.7%

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	365,526

Banks — 6.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	300	297,706
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	92,322
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	248,522
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	415	462,925
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	53,948
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	254,089
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	370,655
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	244,538
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	295	293,618

					2,318,323

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	80	76,551

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.625%		05/15/22	50	51,068

Chemicals — 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,720
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	205,716
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	256,217
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	275	276,278

					752,931

Computers — 0.4%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	120	119,933

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	20	$19,974

				139,907

Diversified Financial Services — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	290	296,516
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,624

				302,140

Electric — 0.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	287,739

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	299,147

Insurance — 2.3%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	294,755
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	340	373,796
Principal Financial Group, Inc., Gtd. Notes(a)	3.125%	05/15/23	150	147,998
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,033
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	53,588

				890,170

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	49,478

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	175,928

Oil & Gas — 0.8%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%	06/01/18	275	303,666

Oil & Gas Services — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	352,748

Pharmaceuticals — 1.3%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	283,142
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	224,591

				507,733

Pipelines — 1.3%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	289,971
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	223,503

				513,474

Software — 0.7%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	275	286,197

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.000%	06/30/22	50	48,780

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	265	$292,743

					341,523

TOTAL CORPORATE BONDS (cost $7,880,910)					8,014,249

SOVEREIGN BOND — 1.1%
Province of British Columbia (Canada), Sr. Unsec’d. Notes (cost 437,664)	2.000%		10/23/22	440	438,368

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal National Mortgage Assoc	1.125%		10/19/18	125	125,521
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	1,580	1,537,511
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	200	206,633
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	1.969%	(s)	07/15/20	212	195,039
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	554,388
Ukraine Government, USAID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	865	876,864

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,434,408)					3,495,956

U.S. TREASURY OBLIGATIONS — 26.2%
U.S. Treasury Bonds	2.750%		08/15/42	135	131,629
U.S. Treasury Bonds	2.750%		11/15/42	585	569,552
U.S. Treasury Bonds	2.875%		08/15/45	60	59,970
U.S. Treasury Bonds(a)	3.000%		05/15/45	85	86,986
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	1,152	1,144,161
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	91	88,228
U.S. Treasury Notes	1.000%		09/15/18	310	310,711
U.S. Treasury Notes	1.750%		09/30/22	80	79,958
U.S. Treasury Notes	2.000%		08/31/21	550	562,218
U.S. Treasury Notes	2.125%		08/31/20	1,635	1,691,927
U.S. Treasury Notes	2.125%		09/30/21	2,185	2,248,160
U.S. Treasury Notes	2.250%		03/31/21	3,050	3,166,519

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,970,593)					10,140,019

TOTAL LONG-TERM INVESTMENTS (cost $34,876,627)					34,865,124

				Shares

SHORT-TERM INVESTMENTS — 3.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,170,850; includes $656,550 of cash collateral for securities on loan)(b)(w)				1,170,850	1,170,850

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50		1,000	$14,688
expiring 10/23/15, Strike Price $130.50		1,000	1,406
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	1,400	355
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	1,400	21,660

			38,109

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13		15,500	388
expiring 12/14/15, Strike Price $99.38		15,500	388

			776

TOTAL OPTIONS PURCHASED (cost $29,735)			38,885

TOTAL SHORT-TERM INVESTMENTS (cost $1,200,585)			1,209,735

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 93.3% (cost $36,077,212)			36,074,859

OPTIONS WRITTEN*(j) — (0.1)%

Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		2,000	(10,625)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	2,800	(8,767)

			(19,392)

Put Option
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		31,000	(775)

TOTAL OPTIONS WRITTEN (premiums received $17,646)			(20,167)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 93.2% (cost $36,059,566)			36,054,692

Other assets in excess of liabilities(x) — 6.8%			2,610,280

NET ASSETS — 100.0%			$38,664,972

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $642,463; cash collateral of $656,550 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
12	2 Year U.S. Treasury Notes	Dec. 2015	$2,622,736	$2,628,375	$5,639
2	10 Year U.S. Treasury Notes	Dec. 2015	257,534	257,469	(65)
2	U.S. Long Bonds	Dec. 2015	306,534	314,687	8,153

					13,727

Short Positions:
49	5 Year U.S. Treasury Notes	Dec. 2015	5,882,005	5,905,266	(23,261)
12	U.S. Ultra Bonds	Dec. 2015	1,908,049	1,924,875	(16,826)

					(40,087)

					$(26,360)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
190	03/22/16	0.535%	3 Month LIBOR(2)	$(154)	$—	$(154)	Citigroup Global Markets
990	11/30/16	0.935%	3 Month LIBOR(2)	(7,381)	—	(7,381)	JPMorgan Chase
990	11/30/16	0.936%	3 Month LIBOR(2)	(7,358)	—	(7,358)	JPMorgan Chase
960	03/29/17	1.267%	3 Month LIBOR(2)	(9,244)	—	(9,244)	Bank of Nova Scotia
500	04/13/17	1.168%	3 Month LIBOR(1)	6,482	—	6,482	Bank of Nova Scotia
750	09/25/17	0.820%	3 Month LIBOR(2)	(987)	—	(987)	Bank of Nova Scotia
900	11/06/17	0.844%	3 Month LIBOR(2)	(3,737)	—	(3,737)	Citigroup Global Markets
438	05/17/18	0.989%	3 Month LIBOR(2)	(2,342)	—	(2,342)	Credit Suisse First Boston Corp.
35	02/21/19	1.573%	3 Month LIBOR(2)	(624)	—	(624)	Citigroup Global Markets
35	02/02/22	1.914%	3 Month LIBOR(2)	(735)	—	(735)	Citigroup Global Markets
300	08/29/22	1.777%	3 Month LIBOR(2)	(2,105)	—	(2,105)	Citigroup Global Markets
11,800	12/31/23	0.000%	3 Month LIBOR(1)	797,088	—	797,088	Credit Suisse First Boston Corp.
5,000	12/31/23	2.355%	3 Month LIBOR(1)	626,102	—	626,102	Barclays Capital Group
3,750	12/31/23	0.000%	3 Month LIBOR(1)	315,836	—	315,836	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	99,160	—	99,160	JPMorgan Chase
1,500	12/31/23	0.000%	3 Month LIBOR(1)	79,099	—	79,099	Barclays Capital Group
1,400	12/31/23	0.000%	3 Month LIBOR(1)	177,978	—	177,978	Barclays Capital Group
1,100	12/31/23	0.000%	3 Month LIBOR(1)	96,198	—	96,198	Barclays Capital Group
800	12/31/23	0.000%	3 Month LIBOR(1)	96,305	—	96,305	Barclays Capital Group
430	12/31/23	0.000%	3 Month LIBOR(1)	47,504	—	47,504	Barclays Capital Group

				$2,307,085	$—	$2,307,085

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
8,650	06/28/16	0.847%	3 Month LIBOR(2)	$(28,312)	$(26,179)	$2,133
346	08/02/18	1.614%	3 Month LIBOR(2)	(6,997)	(6,395)	602
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(389,877)	(390,096)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	235,692	235,479
5,000	03/02/20	1.661%	3 Month LIBOR(1)	49	78,924	78,875
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(338,009)	(338,222)
7,025	12/31/21	1.831%	3 Month LIBOR(2)	22,816	(98,627)	(121,443)
345	12/31/21	1.950%	3 Month LIBOR(2)	152	(7,320)	(7,472)
1,040	05/31/22	2.200%	3 Month LIBOR(2)	1,213	(36,253)	(37,466)
645	05/31/22	2.217%	3 Month LIBOR(2)	154	(23,180)	(23,334)
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(183,261)	(183,320)
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	450,662	450,662

				$(10,221)	$(343,823)	$(333,602)

Cash of $660,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at September 30, 2015.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$5,755,972	$—
Commercial Mortgage-Backed Securities	—	7,020,560	—
Corporate Bonds	—	8,014,249	—
Sovereign Bond	—	438,368	—
U.S. Government Agency Obligations	—	3,495,956	—
U.S. Treasury Obligations	—	10,140,019	—
Affiliated Money Market Mutual Fund	1,170,850	—	—
Options Purchased	16,870	22,015	—
Options Written	(11,400)	(8,767)	—
Other Financial Instruments*
Futures Contracts	(26,360)	—	—
OTC interest rate swaps	—	2,307,085	—
Exchange-traded interest rate swaps	—	(333,602)	—

Total	$1,149,960	$36,851,855	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 87.2%

ASSET-BACKED SECURITIES — 14.8%

Non-Residential Mortgage-Backed Securities Ally Master Owner Trust, Series 2014-4, Class A1	0.607%	(c)	06/17/19	300	$299,579
American Express Credit Account Master Trust, Series 2014-1, Class B	0.707%	(c)	12/15/21	200	198,815
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	200,737
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	300	298,625
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	73	72,948
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	100	101,425
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.557%	(c)	08/15/19	300	298,867
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	25	24,988
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.607%	(c)	01/15/20	300	300,083
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	300	296,957
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	101	100,996

TOTAL ASSET-BACKED SECURITIES (cost $2,195,100)					2,194,020

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	102,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	53,289
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	181	181,048
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	60	63,558
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	103,130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	91	92,892
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7	6.100%	(c)	04/15/45	100	102,319
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	91	91,899
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	101,094
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	155,621
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	207,613
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	80	84,879
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	145	147,770
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	153,974
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	50	51,934

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	$20,288
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.449%	(c)	10/15/44	243	242,698
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	300	301,747
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.899%	(c)	05/15/43	85	86,227
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	35,358
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,098

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,433,496)					2,399,700

CORPORATE BONDS — 19.4%

Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	155	185,759

Banks — 5.1%
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.700%		01/24/22	115	131,172
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	100	97,181
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,152
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	160	178,477
JP Morgan Chase & Co., Sr. Unsec’d. Notes(a)	2.200%		10/22/19	190	189,057
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	75	84,759
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	45	47,944
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	14,930

					754,672

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	10	9,569

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	15,928

Chemicals — 1.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	96,483
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	105,488

					201,971

Computers — 0.3%
Hewlett Packard Enterprise Co, Gtd. Notes, 144A	2.450%		10/05/17	40	39,978
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	10	9,987

					49,965

Diversified Financial Services — 1.5%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	115	111,997
General Electric Capital Corp., Gtd. Notes, MTN	3.100%		01/09/23	110	112,471

					224,468

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric — 1.2%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	$181,730

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	115,799

Insurance — 2.5%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	210	217,188
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%		06/24/21	130	142,922
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	10,017

					370,127

Oil & Gas — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.100%		06/01/18	20	22,085

Oil & Gas Services — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	45	45,353

Pharmaceuticals — 2.2%
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	125	123,567
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	109,283
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	95	94,827

					327,677

Pipelines — 1.0%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	144,986
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,395

					155,381

Software — 0.7%
Oracle Corp., Sr. Unsec’d. Notes	3.625%		07/15/23	105	109,275

Telecommunications — 0.7%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	100	110,469

TOTAL CORPORATE BONDS (cost $2,821,297)					2,880,228

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal National Mortgage Association, Notes	1.125%		10/19/18	50	50,208
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes	1.750%	(s)	07/15/20	133	122,360

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $171,069)					172,568

U.S. TREASURY OBLIGATIONS — 35.6%
U.S. Treasury Bonds	2.750%		11/15/42	25	24,340
U.S. Treasury Bonds	3.000%		05/15/45	25	25,584
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	454	450,576
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	35	34,311
U.S. Treasury Notes	1.000%		10/31/16	1,480	1,489,481
U.S. Treasury Notes	1.000%		09/15/18	225	225,516
U.S. Treasury Notes	1.375%		09/30/20	305	304,929
U.S. Treasury Notes	1.500%		10/31/19	370	374,081
U.S. Treasury Notes	1.750%		09/30/22	460	459,760

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.000%	10/31/21	55	$56,142
U.S. Treasury Notes	2.000%	11/15/21	155	158,173
U.S. Treasury Notes	2.000%	08/15/25	270	268,573
U.S. Treasury Notes	2.125%	01/31/21	1,100	1,135,148
U.S. Treasury Notes	2.125%	09/30/21	235	241,793
U.S. Treasury Notes	3.125%	05/15/21	30	32,530

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,242,700)				5,280,937

TOTAL LONG-TERM INVESTMENTS (cost $12,863,662)				12,927,453

			Shares
SHORT-TERM INVESTMENTS — 8.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 8.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,229,811; includes $402,237 of cash collateral for securities on loan)(b)(w)			1,229,811	1,229,811

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	535	8,277
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	535	136

TOTAL OPTIONS PURCHASED (cost $2,683)			8,413

TOTAL SHORT-TERM INVESTMENTS (cost $1,232,494)			1,238,224

OPTION WRITTEN*(j)

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16 (premiums received $1,073)	Citigroup Global Markets	1,070	(3,350)

TOTAL INVESTMENTS — 95.6% (cost $14,095,083)			14,162,327
Other assets in excess of liabilities(x) — 4.4%			655,882

NET ASSETS — 100.0%			$14,818,209

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $390,794; cash collateral of $402,237 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
22	2 Year U.S Treasury Notes	Dec. 2015	$4,810,093	$4,818,688	$8,595
1	10 Year U.S. Treasury Notes	Dec. 2015	128,767	128,734	(33)

					8,562

Short Position:
42	5 Year U.S. Treasury Notes	Dec. 2015	5,039,390	5,061,656	(22,266)

					$(13,704)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC swap agreements:
4,625	11/30/17	1.170%	3 Month LIBOR(2)	$(53,489)	$—	$(53,489)	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 Month LIBOR(2)	(868)	—	(868)	Citigroup Global Markets
250	01/13/22	1.846%	3 Month LIBOR(2)	(4,504)	—	(4,504)	Citigroup Global Markets

				$(58,861)	$—	$(58,861)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,900	06/10/17	0.941%	3 Month LIBOR(1)	$154	$8,309	$8,155
13,300	06/10/18	1.306%	3 Month LIBOR(2)	180	(135,121)	(135,301)
6,000	10/03/18	1.566%	3 Month LIBOR(1)	177	101,011	100,834
9,450	12/10/18	1.560%	3 Month LIBOR(1)	193	154,045	153,852
14,500	06/10/20	1.833%	3 Month LIBOR(2)	209	(327,097)	(327,306)
10,300	07/29/20	2.178%	3 Month LIBOR(1)	212	391,284	391,072
405	05/31/22	2.200%	3 Month LIBOR(2)	564	(14,119)	(14,683)
245	05/31/22	2.217%	3 Month LIBOR(2)	151	(8,805)	(8,956)
13,800	06/10/25	2.467%	3 Month LIBOR(1)	233	596,539	596,306

				$2,073	$766,046	$763,973

Cash of $850,000 has been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded swap contracts at September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,194,020	$—
Commercial Mortgage-Backed Securities	—	2,399,700	—
Corporate Bonds	—	2,880,228	—
U.S. Government Agency Obligations	—	172,568	—
U.S. Treasury Obligations	—	5,280,937	—
Affiliated Money Market Mutual Fund	1,229,811	—	—
Options Purchased	—	8,413	—
Option Written	—	(3,350)	—
Other Financial Instruments*
Futures Contracts	(13,704)	—	—
OTC interest rate swaps	—	(58,861)	—
Exchange-traded interest rate swaps	—	763,973	—

Total	$1,216,107	$13,637,628	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 93.5%

ASSET-BACKED SECURITIES — 13.6%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	58	$57,769
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	407	407,556
Ally Auto Receivables Trust, Series 2014-SN2, Class A2A	0.710%		03/20/17	424	423,451
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	1,300	1,300,516
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	1,293	1,292,796
Ally Master Owner Trust, Series 2014-5, Class A1	0.697%	(c)	10/15/19	500	498,878
American Express Credit Account Master Trust, Series 2012-5, Class B	0.770%		05/15/18	800	800,046
American Express Credit Account Master Trust, Series 2013-1, Class A	0.627%	(c)	02/16/21	200	200,345
American Express Credit Account Master Trust, Series 2013-2, Class B	0.907%	(c)	05/17/21	2,100	2,109,694
American Express Credit Account Master Trust, Series 2014-1, Class B	0.707%	(c)	12/15/21	200	198,815
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,378
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B	0.604%	(c)	04/09/18	287	287,409
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	381	381,003
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	500	499,067
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,967	1,974,248
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	706,045
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	1,800	1,820,162
BA Credit Card Trust, Series 2014-A1, Class A	0.587%	(c)	06/15/21	500	500,195
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	1,800	1,798,961
BA Credit Card Trust, Series 2015-A1, Class A	0.537%	(c)	06/15/20	600	599,089
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	1,607	1,610,712
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	500	500,197
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	2,300	2,301,842
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.477%	(c)	02/15/18	345	345,082
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.487%	(c)	06/15/18	1,400	1,398,671
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.657%	(c)	11/15/18	2,400	2,398,219
Chase Issuance Trust, Series 2007-B1, Class B1	0.457%	(c)	04/15/19	300	298,522
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	1,370	1,363,720
Chase Issuance Trust, Series 2015-A1, Class A	0.527%	(c)	02/18/20	900	899,285
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	587	587,558
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	81	81,392

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	1,300	$1,301,823
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.637%	(c)	07/15/21	200	200,471
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	1,300	1,302,755
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,869	1,868,817
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	442	441,857
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	2,700	2,708,483
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	340	339,735
Ford Credit Auto Owner Trust, Series 2012-B, Class B	1.670%		11/15/17	983	989,108
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	1,900	1,907,741
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	200,193
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	202,981
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	507,126
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	1,900	1,930,831
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.587%	(c)	01/15/18	100	99,979
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	0.807%	(c)	08/15/20	4,600	4,594,949
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.596%	(c)	07/20/19	2,200	2,184,437
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.666%	(c)	10/20/19	1,000	994,835
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.716%	(c)	01/20/20	700	696,472
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	1,500	1,501,305
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	1,900	1,890,603
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.377%	(c)	04/15/18	15	15,430
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	1,600	1,599,552
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	571	571,237
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/15/17	800	799,934
John Deere Owner Trust, Series 2015-A, Class A2B	0.477%	(c)	02/15/18	700	699,230
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	2,200	2,200,750
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.467%	(c)	08/16/21	300	298,694
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	1,400	1,398,730
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.457%	(c)	04/17/17	323	323,139

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Nissan Auto Owner Trust Receivables, Series 2014-A, Class A3	0.720%		08/15/18	2,300	$2,297,613
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	2,652	2,650,772
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.607%	(c)	01/15/20	700	700,195
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	2,400	2,398,049
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	1,100	1,100,000
SunTrust Auto Receivables Trust, Series 2015-1, Class A3, 144A	1.420%		09/16/19	4,700	4,666,193
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	301,066
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A	1.600%		04/15/21	800	802,866
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	600	601,080
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	7	6,759
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	2,058	2,054,982
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.566%	(c)	07/22/19	100	98,986
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	2,300	2,303,303
World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.437%	(c)	01/16/18	382	381,572
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.417%	(c)	03/15/17	77	76,591

TOTAL ASSET-BACKED SECURITIES (cost $81,927,808)					81,952,847

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.3%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	2,600	2,661,373
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	1,364	1,386,836
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733%	(c)	04/10/49	916	961,223
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	472	500,949
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.795%	(c)	04/12/38	50	50,713
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	103,074
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	142	145,334
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%		04/15/47	2,700	2,846,092
COMM 2014-UBS5 Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	2,000	2,124,464
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,345,228
COMM 2015-LC21 Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	2,600	2,680,111

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	818	$830,786
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	47	47,844
COMM Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,023,381
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.230%	(c)	12/10/49	82	88,231
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AJ	5.650%	(c)	02/15/39	400	402,662
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	11	10,991
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,423
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class A5	3.917%		10/10/47	500	533,754
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.943%	(c)	06/10/46	110	112,664
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.014%	(c)	07/10/38	1,349	1,364,600
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	55	54,982
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,534	1,527,897
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	2,200	2,316,314
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	114,800
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,900	2,996,373
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	82,945
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.514%		07/10/25	3,000	3,029,987
Credit Suisse Commercial Mortgage Trust (Switzerland), Series 2006-C2, Class A1A	5.855%	(c)	03/15/39	460	465,797
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.855%	(c)	03/15/39	71	71,249
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	1,715	1,767,711
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,379	1,425,650
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	74	74,347
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	2,451	2,478,624
FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	1,120	1,201,303
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	670	711,990
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	319	319,924
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	40	39,831
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	29	29,186
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	1,450	1,461,410

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	3,000	$3,029,589
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	165,333
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	21,300
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,909
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,100	2,178,691
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	94,612
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	155,588
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,028,001
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.427%	(c)	01/12/43	45	45,172
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.450%	(c)	12/15/44	49	49,366
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	3,000	3,082,026
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.883%	(c)	02/12/49	4,194	4,430,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	4,999	5,054,440
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A1	0.670%		12/15/47	8	7,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	38	37,895
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,176	3,336,755
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	3,000	3,182,955
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(c)	01/12/44	17	17,141
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	100	101,911
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.069%	(c)	06/12/46	55	56,408
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	4,365	4,502,375
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%	(c)	12/12/49	4,500	4,667,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	800	801,594
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	1,700	1,775,944
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,500	4,620,618
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%	(c)	07/12/44	35	35,886
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2, 144A	3.884%		09/15/47	373	374,549
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	385	390,770
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,500	3,532,798

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	3,000	$3,164,688
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	2,092	2,078,969
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.449%	(c)	10/15/44	405	404,497
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,800	1,808,413
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	4,900	4,928,538
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	652	654,593
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609%	(c)	03/15/45	500	509,352
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.900%	(c)	05/15/43	50	50,722
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.900%	(c)	05/15/43	50	50,970
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	28	28,978
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	2,200	2,233,378
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,621,805
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,617

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $104,452,374)					103,830,903

CORPORATE BONDS — 10.9%

Aerospace & Defense
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	110	106,570

Agriculture — 0.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	1,295	1,330,960
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	745	778,464

					2,109,424

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	400	395,900
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.134%		08/04/25	1,330	1,323,972
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	55,542

					1,775,414

Banks — 2.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	2,470	2,582,118
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	345	344,753
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,414
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	535	510,758
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	25	25,228
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	1,265	1,286,643
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	105	102,040
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	125	123,786
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	840	844,817

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.625%	01/31/19	75	$75,929
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	1,550	1,525,445
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	07/08/24	1,165	1,187,591
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	28,692
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	415	412,941
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	2,175	2,099,110
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	130	131,805
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	254,089
Morgan Stanley, Sr. Unsec’d. Notes	2.500%	01/24/19	50	50,682
Morgan Stanley, Sr. Unsec’d. Notes	3.700%	10/23/24	350	351,670
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	20	20,485
Morgan Stanley, Sr. Unsec’d. Notes	3.875%	04/29/24	2,080	2,124,535
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	25	28,253
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	120	121,454
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	100	100,515
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(a)	1.875%	09/17/18	365	365,565
PNC Bank NA, Sr. Unsec’d. Notes	2.950%	02/23/25	345	334,068
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%	10/30/24	250	249,534
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%	01/30/24	25	26,173
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	45	46,110
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	340	327,154
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.300%	09/09/24	30	29,772
Wells Fargo & Co., Sub. Notes, MTN	4.300%	07/22/27	1,035	1,054,811

				16,776,940

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	50	47,844

Biotechnology — 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	350	351,446
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	350	351,026
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	2,430	2,449,148
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	2,385	2,420,997
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.650%	03/01/26	770	773,584
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	400	409,306

				6,755,507

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.500%	10/01/24	2,150	2,053,097
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	450	452,092

				2,505,189

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.200%	05/13/25	625	628,838
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	650	670,054
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	1,885	1,883,944
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	355	354,546

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.750%	01/14/19	100	$101,573

				3,638,955

Diversified Financial Services — 0.1%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%	08/15/19	130	130,455
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	205	198,532
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	25	26,670
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	250	255,617

				611,274

Electric — 0.4%
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	250	252,813
Exelon Corp., Sr. Unsec’d. Notes	3.950%	06/15/25	495	499,614
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	150	167,034
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	125,363
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	265	268,428
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	780	792,098

				2,105,350

Foods — 0.1%
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	505	501,859

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	720	709,372

Healthcare-Products — 0.6%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	661,712
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	655	668,147
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	1,975	2,015,179

				3,345,038

Healthcare-Services — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	25	25,026
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	320	327,404
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	1,060	1,094,025

				1,446,455

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	35	35,202
American International Group, Inc., Sr. Unsec’d. Notes(a)	3.750%	07/10/25	1,205	1,223,716
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	400	420,232
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	25,856
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	245	240,799
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	95	95,024
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	85	94,390

				2,135,219

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Media — 0.5%
CBS Corp., Gtd. Notes(a)	4.000%		01/15/26	615	$605,025
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%		07/23/22	2,210	2,211,167

					2,816,192

Metal Fabricate/Hardware — 0.3%
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%		06/15/25	2,070	2,072,648

Oil & Gas — 0.2%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,471
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%		04/01/25	625	613,998
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.487%	(c)	03/15/19	50	49,803
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	150	145,674
Shell International Finance BV (Netherlands), Gtd. Notes	1.900%		08/10/18	50	50,568

					910,514

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	25,196

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%		11/06/22	290	289,749
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,260	1,242,696
Actavis Funding SCS (LX), Gtd. Notes	3.450%		03/15/22	1,285	1,270,270
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%		09/15/25	1,420	1,442,366
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	52,909
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,090	1,060,941
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	51,753

					5,410,684

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.700%		02/15/26	295	278,760
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,090	1,038,789
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	34,363

					1,351,912

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	2,300	2,311,061
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	555	572,098
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	26,487
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/15/24	425	450,999
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	3.300%		04/22/24	400	413,646
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	27,690

					3,801,981

Software — 0.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	310	309,218
Microsoft Corp., Sr. Unsec’d. Notes	2.700%		02/12/25	135	132,287
Oracle Corp., Sr. Unsec’d. Notes(a)	2.950%		05/15/25	810	789,686
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	400	405,874

					1,637,065

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	1,450	1,384,019

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	600	$662,814

				2,046,833

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%	09/01/24	600	600,844
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	150	154,702

				755,546

TOTAL CORPORATE BONDS (cost $65,461,459)				65,398,981

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.875%	03/17/17	1,000	1,003,544
Netherlands Government Bond (Netherlands), Unsec’d. Notes, RegS	1.000%	02/24/17	600	602,928
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	4,029	4,094,447

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,671,981)				5,700,919

SOVEREIGN BONDS — 0.3%
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	600	605,171
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN	1.500%	06/22/18	600	606,570
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%	06/17/16	600	605,868

TOTAL SOVEREIGN BONDS (cost $1,811,547)				1,817,609

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.7%
Federal Home Loan Banks(a)	0.500%	09/28/16	1,200	1,200,914
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	250	257,477
Federal Home Loan Mortgage Corp., Unsec’d. Notes(h)	0.750%	07/14/17	13,500	13,530,226
Federal National Mortgage Assoc.(a)	1.125%	07/20/18	6,025	6,053,872
Federal National Mortgage Assoc.	1.625%	01/21/20	60	60,619
Federal National Mortgage Assoc	1.875%	02/19/19	25	25,578
Federal National Mortgage Assoc.	2.625%	09/06/24	2,580	2,642,059
Federal National Mortgage Assoc., Unsec’d. Notes(a)	1.875%	09/18/18	3,000	3,076,638
Financing Corp., Strips Principal, Debs., PO	1.620%	05/11/18	3,580	3,483,727
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	2.503%	10/30/20	13,530	14,075,665
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes	2.578%	06/30/22	4,950	5,114,157
Hashemite Kingdom of Jordan, USAID Bond, Gtd. Notes(a)	3.000%	06/30/25	1,325	1,367,193
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.091%	08/15/24	300	236,073
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23-04/26/24	11,320	13,932,295
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.978%	07/15/20	19,046	17,522,263

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.972%		10/15/20	7,250	$6,613,595
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.559%	(s)	01/15/21	270	244,896
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	1,415	1,444,847
Ukraine Government USAID Bond, Gtd. Notes	1.847%		05/29/20	9,460	9,589,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $99,716,045)					100,471,866

U.S. TREASURY OBLIGATIONS — 33.8%
U.S. Treasury Bonds	2.750%		08/15/42	3,495	3,407,716
U.S. Treasury Bonds	2.750%		11/15/42	660	642,572
U.S. Treasury Bonds	2.875%		08/15/45	855	854,577
U.S. Treasury Bonds	3.000%		05/15/45	1,185	1,212,680
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	13,330	13,243,917
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	1,464	1,426,347
U.S. Treasury Notes	1.000%		10/31/16	15	15,096
U.S. Treasury Notes	1.000%		09/15/18	5	5,011
U.S. Treasury Notes	1.125%		12/31/19	43,405	43,155,204
U.S. Treasury Notes	1.375%		09/30/20	21,735	21,729,914
U.S. Treasury Notes	1.500%		10/31/19	1,185	1,198,069
U.S. Treasury Notes	1.750%		09/30/22	21,330	21,318,887
U.S. Treasury Notes(k)	2.000%		02/28/21	60,680	62,208,044
U.S. Treasury Notes	2.125%		08/15/21	10,900	11,219,337
U.S. Treasury Notes(h)	2.125%		09/30/21	18,790	19,333,144
U.S. Treasury Strips Coupon	2.363%	(s)	08/15/30	1,210	820,274
U.S. Treasury Strips Coupon	2.519%	(s)	08/15/25	740	593,367
U.S. Treasury Strips Coupon	3.103%	(s)	11/15/34	550	322,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $200,960,617)					202,707,000

TOTAL LONG-TERM INVESTMENTS (cost $560,001,831)					561,880,125

				Shares

SHORT-TERM INVESTMENTS — 9.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 9.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $58,779,965; includes $15,837,013 of cash collateral received for securities on loan)(b)(w)				58,779,965	58,779,965

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $ 127.50				16,200	237,938
expiring 10/23/15, Strike Price $ 130.50				16,200	22,781
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			20,335	5,172
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			20,335	314,611

					580,502

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTIONS PURCHASED*(j) (Continued)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13		223,250	$5,581
expiring 12/14/15, Strike Price $99.38		223,250	5,581

			11,162

TOTAL OPTIONS PURCHASED (cost $448,049)			591,664

TOTAL SHORT-TERM INVESTMENTS (cost $59,228,014)			59,371,629

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.4% (cost $619,229,845)			621,251,754

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		32,400	(172,125)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	40,670	(127,346)

			(299,471)

Put Options
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		446,500	(11,162)

TOTAL OPTIONS WRITTEN (premiums received $266,228)			(310,633)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.4% (cost $618,963,617)			620,941,121
Liabilities in excess of other assets(x) — (3.4)%			(20,354,698)

NET ASSETS — 100.0%			$600,586,423

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,502,718; cash collateral of $15,837,013 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)(2)
Long Position:
20	2 Year U.S. Treasury Notes	Dec. 2015	$ 4,370,479	$ 4,380,625	$10,146

Short Positions:
1,349	5 Year U.S. Treasury Notes	Dec. 2015	162,004,083	162,575,578	(571,495)
203	10 Year U.S. Treasury Notes	Dec. 2015	26,103,061	26,133,078	(30,017)
11	U.S. Long Bonds	Dec. 2015	1,709,067	1,730,781	(21,714)
108	U.S. Ultra Bonds	Dec. 2015	17,288,841	17,323,875	(35,034)

					(658,260)

					$(648,114)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) U.S. Treasury Obligation with a market value of $1,476,262 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2015	(Depreciation)(3)
Exchange-traded swap agreements:
75,000	06/12/17	0.980%	3 Month LIBOR(2)	$319	$(377,479)	$(377,798)
50,000	06/12/18	1.355%	3 Month LIBOR(2)	262	(572,307)	(572,569)
60,000	06/12/20	1.896%	3 Month LIBOR(2)	393	(1,526,011)	(1,526,404)
47,885	12/31/21	1.950%	3 Month LIBOR(2)	89,453	(1,015,948)	(1,105,401)
12,600	12/31/21	1.831%	3 Month LIBOR(2)	40,681	(176,896)	(217,577)
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	(2,079,758)	(2,080,358)
29,965	05/31/22	2.200%	3 Month LIBOR(2)	(1,024)	(1,044,540)	(1,043,516)
9,080	05/31/22	2.217%	3 Month LIBOR(2)	199	(326,318)	(326,517)
30,000	06/12/22	2.242%	3 Month LIBOR(2)	312	(1,117,787)	(1,118,099)
40,000	08/10/22	2.053%	3 Month LIBOR(2)	366	(968,969)	(969,335)
8,040	02/12/24	2.078%	3 Month LIBOR(2)	198	(129,217)	(129,415)
160	08/18/24	2.750%	3 Month LIBOR(1)	151	11,029	10,878
850	09/06/24	2.735%	3 Month LIBOR(2)	157	(57,454)	(57,611)
19,000	10/07/24	2.606%	3 Month LIBOR(1)	302	1,075,850	1,075,548
15,000	10/09/24	2.582%	3 Month LIBOR(1)	270	818,703	818,433
11,000	01/06/25	2.240%	3 Month LIBOR(1)	238	266,474	266,236
22,000	01/22/25	1.916%	3 Month LIBOR(2)	326	(95,098)	(95,424)
19,000	03/02/25	2.119%	3 Month LIBOR(1)	302	241,807	241,505
6,800	03/12/25	2.243%	3 Month LIBOR(1)	204	160,035	159,831
65,000	03/19/25	2.300%	3 Month LIBOR(1)	670	1,853,508	1,852,838
228,000	05/12/25	2.229%	3 Month LIBOR(1)	1,962	4,877,481	4,875,519
158,000	06/12/25	2.556%	3 Month LIBOR(1)	1,415	7,974,296	7,972,881
125,000	09/03/25	2.217%	3 Month LIBOR(1)	1,050	2,397,951	2,396,901
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	1,748,394	1,748,130
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	1,121,985	1,121,765
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	1,053,557	1,053,370
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	306,183	306,006
10,000	10/09/29	2.892%	3 Month LIBOR(1)	250	778,534	778,284
24,200	03/12/30	2.441%	3 Month LIBOR(1)	392	483,183	482,791
12,000	06/17/30	2.692%	3 Month LIBOR(1)	270	616,120	615,850

				$140,566	$16,297,308	$16,156,742

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $24,490,742 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$81,952,847	$—
Commercial Mortgage-Backed Securities	—	100,800,916	3,029,987
Corporate Bonds	—	65,398,981	—
Non-Corporate Foreign Agencies	—	5,700,919	—
Sovereign Bonds	—	1,817,609	—
U.S. Government Agency Obligations	—	100,471,866	—
U.S. Treasury Obligations	—	202,707,000	—
Affiliated Money Market Mutual Fund	58,779,965	—	—
Options Purchased	271,881	319,783	—
Options Written	(183,287)	(127,346)	—
Other Financial Instruments*
Futures Contracts	(648,114)	—	—
Exchange-traded interest rate swaps	—	16,156,742	—

Total	$58,220,445	$575,199,317	$3,029,987

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value as of	Valuation
Level 3 Securities	September 30, 2015	Methodology	Unobservable Inputs
Commercial Mortgage-Backed Securities	$3,029,987	Market approach	Single broker indicative quote

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.5%

ASSET-BACKED SECURITIES — 12.4%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	600	$600,238
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	199	198,892
American Express Credit Account Master Trust, Series 2013-2, Class B	0.907%	(c)	05/17/21	400	401,846
American Express Credit Account Master Trust, Series 2014-1, Class B	0.707%	(c)	12/15/21	175	173,963
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A2B	0.624%	(c)	04/09/18	38	38,100
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	303,360
BA Credit Card Trust, Series 2014-A3, Class A	0.497%	(c)	01/15/20	200	199,885
BA Credit Card Trust, Series 2015-A1, Class A	0.537%	(c)	06/15/20	50	49,924
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	200	200,462
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	800	800,641
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.487%	(c)	06/15/18	200	199,810
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.657%	(c)	11/15/18	500	499,629
Chase Issuance Trust, Series 2013-A3, Class A3	0.487%	(c)	04/15/20	200	199,573
Chase Issuance Trust, Series 2015-A1, Class A1	0.527%	(c)	02/18/20	100	99,921
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	100	100,140
Citibank Credit Card Issuance Trust, Series 2013-A10, Class A10	0.730%		02/07/18	800	800,317
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	200,424
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	720	720,273
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	300	300,943
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	304,276
Ford Credit Auto Owner Trust, Series 2014-B, Class A2	0.470%		03/15/17	33	33,141
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	711,359
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.457%	(c)	01/15/18	92	92,155
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	0.807%	(c)	08/15/20	1,000	998,902
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.596%	(c)	07/20/19	800	794,341
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2, 144A	0.590%		08/24/16	102	102,437
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	200	200,174
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%	(c)	05/15/20	300	298,516
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	499,860
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	100	99,992

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
John Deere Owner Trust, Series 2015-A, Class A2B	0.477%	(c)	02/15/18	100	$99,890
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	400	400,136
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	800	799,170
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.507%	(c)	02/15/18	1,000	999,537
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	600	599,512
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%	(c)	12/17/18	300	300,000
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	1,000	992,807
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	200,360
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	137	136,999
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	800	801,149

TOTAL ASSET-BACKED SECURITIES (cost $15,547,937)					15,553,054

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	200	204,721
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	91	92,456
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%		04/15/47	600	632,465
Commercial Mortgage Trust, Series 2006-GG7, Class A4	6.014%	(c)	07/10/38	47	47,055
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	263	261,925
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	414,340
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	421,148
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	219,907
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	309,970
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	228,380
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	103,479
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.514%		10/10/48	600	605,997
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	618,487
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.855%	(c)	03/15/39	51	51,755
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3	5.855%	(c)	03/15/39	47	47,499
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM	5.509%		09/15/39	700	721,514

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	48	$49,160
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	509	514,431
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	200	212,534
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%		10/25/23	180	193,067
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	50	50,393
GS Mortgage Securities Trust, Series 2011-GC3, Class A3, 144A	4.473%		03/10/44	1,000	1,009,863
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	62,000
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	618,781
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	400	414,989
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	63,074
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A	5.811%	(c)	06/12/43	639	650,241
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.100%	(c)	04/15/45	600	613,913
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	501	514,904
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.883%	(c)	02/12/49	699	738,485
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,091	1,102,787
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335%		11/15/38	408	423,720
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	5.347%		11/15/38	650	670,145
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	212	222,450
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	50	50,955
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.069%	(c)	06/12/46	50	51,280
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(c)	07/12/46	900	928,325
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%	(c)	12/12/49	1,000	1,037,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A1	0.825%		05/15/46	126	125,888
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	156,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	821,443
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AM	5.478%	(c)	02/12/44	250	260,796
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2, 144A	3.884%		09/15/47	168	168,547
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	700	706,560
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	632,938

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	418	$415,794
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	350	351,636
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	950	955,533
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%	(c)	03/15/45	87	87,279
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.900%	(c)	05/15/43	116	118,250
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	63	65,364
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	275	289,596
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	814,369
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	507,586
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	101,363

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,818,205)					21,753,404

CORPORATE BONDS — 9.5%

Aerospace & Defense
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%		03/01/25	5	4,844

Agriculture — 0.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	282,636
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	161,962

					444,598

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	280	278,731

Banks — 2.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	611,554
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	25	23,867
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	130	132,224
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	242,953
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	200	201,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	525	516,683
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	56,067
JPMorgan Chase & Co, Sub. Notes	4.250%		10/01/27	100	99,591
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	559,763
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	75	75,358
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	505	515,813
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	200	200,310
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	63	64,023
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	20	19,244
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	215	219,115

					3,537,712

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology — 1.0%
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	510	$514,019
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	502,471
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	210	210,978

				1,227,468

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	450	429,718

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	105	105,645
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	100	103,085
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	395	394,779
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	75	74,904

				678,413

Diversified Financial Services
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	19,369

Electric — 0.3%
Exelon Corp., Sr. Unsec’d. Notes	3.950%	06/15/25	105	105,979
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	60,776
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	160	162,482

				329,237

Foods
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	35	34,782

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	125	123,155

Healthcare-Products — 0.5%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	100	101,802
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	135	137,710
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	408,138

				647,650

Healthcare-Services — 0.2%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	215	221,901

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	315	319,893
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	20	19,657

				339,550

Media — 0.5%
CBS Corp., Gtd. Notes	4.000%	01/15/26	130	127,891
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	455	455,240

				583,131

Metal Fabricate/Hardware — 0.3%
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%	06/15/25	370	370,473

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	3.150%	04/01/25	100	$98,240

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	25	24,978
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	250	246,567
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	84,026
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	294,568
Merck & Co., Inc., Sr. Unsec’d. Notes	2.350%	02/10/22	300	295,702
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	70	68,134

				1,013,975

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	35	33,073
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	250	238,254

				271,327

Retail — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	376,803
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	175	180,391
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	100	106,117

				663,311

Software — 0.2%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	14,962
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	85	83,292
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	97,492

				195,746

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	109,767
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	100	98,321

				208,088

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%	09/01/24	100	100,141

TOTAL CORPORATE BONDS (cost $11,787,493)				11,821,560

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.9%
Federal Home Loan Mortgage Corp.	0.750%	07/14/17	2,200	2,204,924
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	650	669,441
Federal National Mortgage Assoc.	1.125%	07/20/18	1,405	1,411,733
Federal National Mortgage Assoc.	2.625%	09/06/24	660	675,876
Government National Mortgage Assoc.(t)	3.500%	TBA	1,000	1,047,773
Government National Mortgage Assoc.	3.500%	TBA	1,000	1,045,468
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.503%	10/30/20	3,170	3,297,846
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%	06/30/22	425	439,094
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%	06/30/25	270	278,598
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%	09/18/23-04/26/24	765	940,600

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.981%	(s)	07/15/20	2,900	$2,667,991
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.581%	(s)	10/15/19	650	608,810
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.972%	(s)	10/15/20	1,280	1,167,642
Ukraine Government USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	840	851,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,218,409)					17,307,319

U.S. TREASURY OBLIGATIONS — 43.3%
U.S. Treasury Bonds	2.750%		08/15/42	320	312,008
U.S. Treasury Bonds	2.750%		11/15/42	1,530	1,489,599
U.S. Treasury Bonds	2.875%		08/15/45	175	174,913
U.S. Treasury Bonds	3.000%		05/15/45	1,130	1,156,396
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	2,884	2,865,465
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	302	294,092
U.S. Treasury Notes(k)	1.500%		10/31/19	7,895	7,982,074
U.S. Treasury Notes	1.750%		09/30/22	260	259,865
U.S. Treasury Notes	1.750%		05/15/23	2,960	2,934,793
U.S. Treasury Notes	2.000%		02/28/21	12,415	12,727,635
U.S. Treasury Notes(h)	2.125%		09/30/21	10,210	10,505,130
U.S. Treasury Notes(h)	2.250%		03/31/21	10,135	10,522,187
U.S. Treasury Notes	2.375%		08/15/24	2,805	2,889,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $53,337,728)					54,113,161

TOTAL LONG-TERM INVESTMENTS (cost $119,709,772)					120,548,498

				Shares

SHORT-TERM INVESTMENTS — 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 5.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,204,132)(w)				7,204,132	7,204,132

				Notional
				Amount
	Counterparty			(000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $127.50				3,400	49,938
expiring 10/23/15, Strike Price $130.50				3,400	4,781
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,205	1,070
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets			4,205	65,057

					120,846

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.13				46,250	1,156

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTIONS PURCHASED*(j) (Continued)

Put Options (cont’d)
expiring 12/14/15, Strike Price $99.38		46,250	$1,156

			2,312

TOTAL OPTIONS PURCHASED (cost $93,235)			123,158

TOTAL SHORT-TERM INVESTMENTS (cost $7,297,367)			7,327,290

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.4% (cost $127,007,139)			127,875,788

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $129.00		6,800	(36,125)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	8,410	(26,334)

			(62,459)

Put Option
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.25		92,500	(2,312)

TOTAL OPTIONS WRITTEN (premiums received $55,425)			(64,771)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.4% (cost $126,951,714)			127,811,017
Liabilities in excess of other assets(x) — (2.4)%			(2,973,647)

NET ASSETS — 100.0%			$124,837,370

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,000,000 is approximately 1% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)(2)
Long Position:
21	U.S. Long Bonds	Dec. 2015	$ 3,270,156	$ 3,304,219	$34,063

Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2015	219,045	219,031	14

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015 (continued):

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)(2)
Short Positions (cont’d.):
335	5 Year U.S. Treasury Notes	Dec. 2015	$40,177,464	$40,372,734	$(195,270)
70	10 Year U.S. Treasury Notes	Dec. 2015	9,000,366	9,011,406	(11,040)
47	U.S. Ultra Treasury Bonds	Dec. 2015	7,476,493	7,539,094	(62,601)

					(268,897)

					$(234,834)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) A U.S. Treasury security with a market value of $505,515 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2015	(Depreciation)(3)
Exchange-traded swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(2)	$184	$(75,496)	$(75,680)
9,000	06/12/18	1.355%	3 Month LIBOR(2)	170	(103,015)	(103,185)
15,000	06/12/20	1.896%	3 Month LIBOR(2)	211	(381,503)	(381,714)
11,235	12/31/21	1.950%	3 Month LIBOR(2)	19,072	(238,366)	(257,438)
1,070	12/31/21	1.831%	3 Month LIBOR(2)	3,719	(15,022)	(18,741)
4,045	05/31/22	2.200%	3 Month LIBOR(2)	2,686	(141,003)	(143,689)
1,875	05/31/22	2.217%	3 Month LIBOR(2)	160	(67,384)	(67,544)
14,000	06/12/22	2.242%	3 Month LIBOR(2)	226	(521,634)	(521,860)
7,000	08/10/22	2.053%	3 Month LIBOR(2)	188	(169,570)	(169,758)
460	02/12/24	2.078%	3 Month LIBOR(2)	153	(7,393)	(7,546)
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	22,829	22,665
3,200	03/12/25	2.243%	3 Month LIBOR(1)	176	75,311	75,135
52,000	05/12/25	2.229%	3 Month LIBOR(1)	553	1,112,408	1,111,855
34,000	06/12/25	2.556%	3 Month LIBOR(1)	422	1,715,988	1,715,566
25,000	09/03/25	2.217%	3 Month LIBOR(1)	330	479,590	479,260
5,000	12/31/26	0.000%	3 Month LIBOR(1)	190	209,487	209,297
4,800	03/12/30	2.441%	3 Month LIBOR(1)	198	95,838	95,640
15,000	05/12/30	2.441%	3 Month LIBOR(1)	257	288,145	287,888
11,000	06/17/30	2.692%	3 Month LIBOR(1)	260	564,777	564,517

				$29,319	$2,843,987	$2,814,668

U.S. Treasury securities with a combined market value of $5,985,350 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate contracts at September 30, 2015.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$15,553,054	$—
Commercial Mortgage-Backed Securities	—	21,147,407	605,997
Corporate Bonds	—	11,821,560	—
U.S. Government Agency Obligations	—	17,307,319	—
U.S. Treasury Obligations	—	54,113,161	—
Affiliated Money Market Mutual Fund	7,204,132	—	—
Options Purchased	57,031	66,127	—
Options Written	(38,437)	(26,334)	—
Other Financial Instruments*
Futures Contracts	(234,834)	—	—
Exchange-traded interest rate swaps	—	2,814,668	—

Total	$6,987,892	$122,796,962	$605,997

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 6.8%
General Dynamics Corp.	59,778	$8,246,375
Honeywell International, Inc.	35,944	3,403,537
Lockheed Martin Corp.	74,307	15,404,584
Raytheon Co.	109,824	11,999,370
Textron, Inc.	76,364	2,874,342
United Technologies Corp.	93,837	8,350,555

		50,278,763

Airlines — 2.3%
Delta Air Lines, Inc.	248,321	11,142,163
United Continental Holdings, Inc.*	108,024	5,730,673

		16,872,836

Auto Components — 0.6%
Lear Corp.	38,000	4,133,640

Automobiles — 0.6%
Harley-Davidson, Inc.	74,593	4,095,156

Banks — 12.4%
BB&T Corp.	154,988	5,517,573
Citigroup, Inc.	446,872	22,169,321
Fifth Third Bancorp	192,440	3,639,040
JPMorgan Chase & Co.	520,630	31,742,811
Wells Fargo & Co.	558,714	28,689,964

		91,758,709

Biotechnology — 1.7%
Gilead Sciences, Inc.	128,954	12,661,993

Chemicals — 0.7%
Huntsman Corp.	267,590	2,592,947
Methanex Corp. (Canada)	75,442	2,501,657

		5,094,604

Communications Equipment — 3.6%
Brocade Communications Systems, Inc.	198,688	2,062,381
Cisco Systems, Inc.	654,227	17,173,459
Harris Corp.	94,628	6,922,038

		26,157,878

Consumer Finance — 5.6%
Ally Financial, Inc.*	320,178	6,525,228
Capital One Financial Corp.	319,491	23,169,487
Discover Financial Services	197,226	10,253,780
Navient Corp.	122,987	1,382,374

		41,330,869

Containers & Packaging — 2.1%
Avery Dennison Corp.	62,811	3,553,218
Crown Holdings, Inc.*	148,390	6,788,842
WestRock Co.	103,899	5,344,565

		15,686,625

Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc. (Class B Stock)*	249,186	32,493,854

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	240,700	10,472,857

Food & Staples Retailing — 1.2%
CVS Health Corp.	88,896	8,576,686

Food Products — 1.7%
Tyson Foods, Inc. (Class A Stock)	296,333	12,771,952

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	206,312	$13,810,525
Zimmer Holdings, Inc.	54,082	5,079,922

		18,890,447

Health Care Providers & Services — 4.5%
Anthem, Inc.	36,757	5,145,980
Cardinal Health, Inc.	57,177	4,392,337
CIGNA Corp.	38,618	5,214,202
Express Scripts Holding Co.*	163,402	13,229,027
Quest Diagnostics, Inc.	87,963	5,407,086

		33,388,632

Hotels, Restaurants & Leisure — 0.5%
Six Flags Entertainment Corp.	73,678	3,372,979

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	788,493	7,719,346

Insurance — 7.0%
ACE Ltd.	119,001	12,304,703
Allstate Corp. (The)	86,295	5,025,821
American International Group, Inc.	190,611	10,830,517
AON PLC	60,072	5,322,981
MetLife, Inc.	186,207	8,779,660
Travelers Cos., Inc. (The)	47,554	4,733,050
XL Group PLC (Ireland)	134,995	4,903,018

		51,899,750

Internet Software & Services — 0.5%
eBay, Inc.*	144,008	3,519,556

Machinery — 0.7%
Crane Co.	44,733	2,085,005
Ingersoll-Rand PLC	64,315	3,265,273

		5,350,278

Media — 4.6%
Comcast Corp. (Class A Stock)	123,877	7,046,124
Liberty Broadband Corp. (Class A Stock)*	63,050	3,226,268
Liberty Global PLC (United Kingdom) (Class A Stock)*	285,533	11,712,564
Liberty Global PLC LiLAC (United Kingdom)*	14,277	488,844
Liberty Media Corp. (Class C Stock)*	141,808	4,886,704
Omnicom Group, Inc.	28,302	1,865,102
Time Warner, Inc.	44,450	3,055,938
Time, Inc.	84,483	1,609,401

		33,890,945

Metals & Mining — 0.2%
Barrick Gold Corp. (Canada)	266,017	1,691,868

Multiline Retail — 2.2%
Macy’s, Inc.	80,389	4,125,563
Target Corp.	157,678	12,402,951

		16,528,514

Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	68,534	4,138,768
Canadian Natural Resources Ltd. (Canada)	258,404	5,025,958
Energen Corp.	86,652	4,320,469
EOG Resources, Inc.	175,008	12,740,582
EQT Corp.	35,047	2,269,994
Marathon Petroleum Corp.	106,087	4,915,011
Occidental Petroleum Corp.	294,654	19,491,362

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	189,413	$14,554,495
QEP Resources, Inc.	266,277	3,336,451
Rice Energy, Inc.*(a)	70,095	1,132,735

		71,925,825

Paper & Forest Products — 0.6%
International Paper Co.	114,238	4,317,054

Pharmaceuticals — 9.8%
AbbVie, Inc.	67,190	3,655,808
Johnson & Johnson	286,730	26,766,246
Merck & Co., Inc.	270,001	13,335,349
Pfizer, Inc.	697,949	21,922,578
Shire PLC (Ireland), ADR	15,834	3,249,612
Teva Pharmaceutical Industries Ltd. (Israel), ADR	62,130	3,507,860

		72,437,453

Semiconductors & Semiconductor Equipment — 0.7%
NXP Semiconductor NV (Netherlands)*	60,450	5,263,382

Software — 5.0%
Activision Blizzard, Inc.	302,716	9,350,897
Microsoft Corp.	453,548	20,074,034
Oracle Corp.	211,079	7,624,173

		37,049,104

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	109,288	12,054,466
Hewlett-Packard Co.	325,948	8,347,528
Seagate Technology PLC(a)	45,167	2,023,482
Western Digital Corp.	92,805	7,372,429

		29,797,905

TOTAL LONG-TERM INVESTMENTS (cost $737,593,356)		729,429,460

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,327,260; includes $3,327,260 of cash collateral received for securities on loan)(b)(w)	3,327,260	3,327,260

TOTAL INVESTMENTS — 99.4% (cost $740,920,616)		732,756,720
Other assets in excess of liabilities — 0.6%		4,441,000

NET ASSETS — 100.0%		$737,197,720

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,425,542; cash collateral of $3,327,260 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$50,278,763	$—	$—
Airlines	16,872,836	—	—
Auto Components	4,133,640	—	—
Automobiles	4,095,156	—	—
Banks	91,758,709	—	—
Biotechnology	12,661,993	—	—
Chemicals	5,094,604	—	—
Communications Equipment	26,157,878	—	—
Consumer Finance	41,330,869	—	—
Containers & Packaging	15,686,625	—	—
Diversified Financial Services	32,493,854	—	—
Diversified Telecommunication Services	10,472,857	—	—
Food & Staples Retailing	8,576,686	—	—
Food Products	12,771,952	—	—
Health Care Equipment & Supplies	18,890,447	—	—
Health Care Providers & Services	33,388,632	—	—
Hotels, Restaurants & Leisure	3,372,979	—	—
Independent Power & Renewable Electricity Producers	7,719,346	—	—
Insurance	51,899,750	—	—
Internet Software & Services	3,519,556	—	—
Machinery	5,350,278	—	—
Media	33,890,945	—	—
Metals & Mining	1,691,868	—	—
Multiline Retail	16,528,514	—	—
Oil, Gas & Consumable Fuels	71,925,825	—	—
Paper & Forest Products	4,317,054	—	—
Pharmaceuticals	72,437,453	—	—
Semiconductors & Semiconductor Equipment	5,263,382	—	—
Software	37,049,104	—	—
Technology Hardware, Storage & Peripherals	29,797,905	—	—
Affiliated Money Market Mutual Fund	3,327,260	—	—

Total	$732,756,720	$—	$—

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.8%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	24,819,325	$250,923,379
AST AQR Emerging Markets Equity Portfolio*	1,765,341	14,917,135
AST AQR Large-Cap Portfolio*	106,462,814	1,362,724,017
AST Blackrock / Loomis Sayles Bond*	8,236,784	103,948,214
AST Blackrock Low Duration Bond Portfolio*	6,410,125	66,857,600
AST Boston Partners Large-Cap Value Portfolio*	17,474,548	290,252,249
AST ClearBridge Dividend Growth Portfolio*	24,065,913	294,326,114
AST Goldman Sachs Global Income Portfolio*	16,534,792	167,166,744
AST Goldman Sachs Large-Cap Value Portfolio*	11,893,514	284,730,714
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,032,000	21,618,163
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	84,508,394
AST Goldman Sachs Strategic Income Portfolio*	10,754,649	103,137,081
AST Herndon Large-Cap Value Portfolio*	17,908,372	212,751,458
AST High Yield Portfolio*	15,897,926	131,634,826
AST International Growth Portfolio*	50,212,044	648,237,489
AST International Value Portfolio*	38,975,815	645,829,252
AST Jennison Large-Cap Growth Portfolio*	17,249,469	369,311,130
AST Large-Cap Value Portfolio*	14,008,471	284,792,209
AST Loomis Sayles Large-Cap Growth Portfolio*	13,900,349	448,564,264
AST Lord Abbett Core Fixed Income Portfolio*	8,759,435	105,200,816
AST MFS Growth Portfolio*	22,347,958	366,283,038
AST MFS Large-Cap Value Portfolio*	15,675,113	224,154,119
AST Mid-Cap Value Portfolio*	1,276,645	24,090,292
AST Money Market Portfolio*	11,086,315	11,086,315
AST Neuberger Berman Mid-Cap Growth Portfolio*	675,513	23,751,036
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	911,032	23,213,096
AST Parametric Emerging Markets Equity Portfolio*	1,989,428	14,383,565
AST Prudential Core Bond Portfolio*	59,542,209	671,636,116
AST QMA Emerging Markets Equity Portfolio*	1,123,942	9,070,215
AST QMA International Core Equity Portfolio*	32,928,627	321,054,115
AST QMA Large-Cap Portfolio*	104,188,892	1,350,288,044
AST Small-Cap Growth Opportunities Portfolio*	9,000,713	125,019,898
AST Small-Cap Growth Portfolio*	4,130,521	129,367,924
AST Small-Cap Value Portfolio*	9,236,974	183,261,565
AST T. Rowe Price Equity Income Portfolio*	12,150,485	141,674,650
AST T. Rowe Price Large-Cap Growth Portfolio*	13,001,531	292,274,417
AST T. Rowe Price Natural Resources Portfolio*	540,498	8,961,460
AST Templeton Global Bond Portfolio*	79,450	806,413
AST Wellington Global Bond Portfolio*	20,663,078	209,316,979
AST Western Asset Core Plus Bond Portfolio*	42,122,982	481,886,918

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	3,387,409	$31,536,776

TOTAL LONG-TERM INVESTMENTS (cost $9,382,364,549)(w)		10,534,548,199

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,273,991,857)(w)	1,273,991,857	1,273,991,857

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.045%	12/17/15	600	600,019
0.210%	03/03/16	60,000	59,993,280

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,546,042)			60,593,299

TOTAL SHORT-TERM INVESTMENTS (cost $1,334,537,899)			1,334,585,156

TOTAL INVESTMENTS — 98.9% (cost $10,716,902,448)			11,869,133,355
Other assets in excess of liabilities(x) — 1.1%			127,651,193

NET ASSETS — 100.0%			$11,996,784,548

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
892	2 Year U.S. Treasury Notes	Dec. 2015	$195,391,719	$195,375,875	$(15,844)
2,381	10 Year U.S. Treasury Notes	Dec. 2015	306,313,265	306,516,547	203,282
403	CAC40 10 Euro	Oct. 2015	20,336,205	20,045,752	(290,453)
62	DAX Index	Dec. 2015	17,506,305	16,730,052	(776,253)
2,227	Euro STOXX 50	Dec. 2015	78,825,172	76,918,385	(1,906,787)
176	FTSE 100 Index	Dec. 2015	16,130,129	16,023,841	(106,288)
482	Russell 2000 Mini Index	Dec. 2015	55,627,620	52,822,380	(2,805,240)
2,819	S&P 500 E-Mini	Dec. 2015	273,999,753	269,031,265	(4,968,488)
629	S&P 500 Index	Dec. 2015	306,692,538	300,143,075	(6,549,463)
268	TOPIX Index	Dec. 2015	32,550,277	31,532,697	(1,017,580)

					$(18,233,114)

(1) U.S. Treasury securities with a combined market value of $60,593,299 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,534,548,199	$—	$—
U. S. Treasury Obligations	—	60,593,299	—
Affiliated Money Market Mutual Fund	1,273,991,857	—	—
Other Financial Instruments*
Financial Futures Contracts	(18,233,114)	—	—

Total	$11,790,306,942	$60,593,299	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$(18,420,552)
Interest rate contracts	187,438

Total	$(18,233,114)

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 1.6%
Raytheon Co.	104,250	$11,390,355

Air Freight & Logistics — 3.7%
C.H. Robinson Worldwide, Inc.	188,210	12,756,874
United Parcel Service, Inc. (Class B Stock)	134,250	13,249,133

		26,006,007

Beverages — 4.2%
Anheuser-Busch InBev NV (Belgium), ADR	87,470	9,299,810
Coca-Cola Co. (The)	302,710	12,144,725
PepsiCo, Inc.	87,460	8,247,478

		29,692,013

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)	204,590	8,009,699
BlackRock, Inc.	45,280	13,469,442
Blackstone Group LP (The)(a)	486,390	15,403,971

		36,883,112

Chemicals — 4.1%
E.I. du Pont de Nemours & Co.	117,180	5,648,076
Ecolab, Inc.	82,180	9,016,790
PPG Industries, Inc.	83,940	7,360,699
Praxair, Inc.	69,500	7,079,270

		29,104,835

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	275,670	13,731,123

Communications Equipment — 0.5%
QUALCOMM, Inc.	63,390	3,405,945

Consumer Finance — 1.1%
American Express Co.	104,430	7,741,396

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	276,700	12,039,217

Electric Utilities — 3.8%
Brookfield Infrastructure Partners LP(a)	355,690	13,078,721
NextEra Energy, Inc.	136,240	13,290,212

		26,368,933

Electrical Equipment — 0.8%
Eaton Corp. PLC	101,350	5,199,255

Energy Equipment & Services — 2.0%
Schlumberger Ltd.	206,160	14,218,855

Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	105,830	15,299,843
Sysco Corp.	74,800	2,914,956
Wal-Mart Stores, Inc.	187,730	12,172,413

		30,387,212

Food Products — 2.8%
Nestle SA (Switzerland), ADR	264,130	19,873,141

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	99,050	11,490,791

Household Products — 3.8%
Kimberly-Clark Corp.	165,110	18,003,594
Procter & Gamble Co. (The)	124,520	8,957,969

		26,961,563

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 1.1%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	47,160	$1,296,428
Brookfield Renewable Energy Partners LP (Canada), (TSX)	241,760	6,650,438

		7,946,866

Industrial Conglomerates — 5.2%
3M Co.	108,730	15,414,652
General Electric Co.	842,370	21,244,571

		36,659,223

Insurance — 4.8%
MetLife, Inc.	372,900	17,582,235
Travelers Cos., Inc. (The)	163,160	16,239,315

		33,821,550

IT Services — 1.9%
Automatic Data Processing, Inc.	162,450	13,054,482

Media — 7.4%
Comcast Corp. (Special Class A Stock)	309,490	17,715,208
Time Warner, Inc.	231,080	15,886,750
Walt Disney Co. (The)(a)	182,720	18,673,984

		52,275,942

Multi-Utilities — 2.6%
WEC Energy Group, Inc.(a)	352,030	18,383,007

Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	96,240	7,591,411
Exxon Mobil Corp.	206,050	15,319,817
Occidental Petroleum Corp.	95,040	6,286,896
Spectra Energy Corp.(a)	447,670	11,760,291

		40,958,415

Paper & Forest Products — 1.2%
International Paper Co.	230,510	8,710,973

Pharmaceuticals — 6.0%
Johnson & Johnson	182,830	17,067,181
Merck & Co., Inc.	330,060	16,301,663
Pfizer, Inc.	275,080	8,640,263

		42,009,107

Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	217,180	19,107,496
Healthcare Trust of America, Inc. (Class A Stock)	168,570	4,131,651
Weyerhaeuser Co.	294,510	8,051,903

		31,291,050

Road & Rail — 2.3%
Union Pacific Corp.	181,910	16,082,663

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	504,590	15,208,342
Texas Instruments, Inc.(a)	88,610	4,387,967

		19,596,309

Software — 4.4%
Microsoft Corp.	443,800	19,642,588
Oracle Corp.	318,530	11,505,304

		31,147,892

Specialty Retail — 2.8%
Home Depot, Inc. (The)	170,470	19,687,580

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	173,940	$19,185,582

TOTAL LONG-TERM INVESTMENTS (cost $628,668,191)		695,304,394

SHORT-TERM INVESTMENT — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $58,422,051; includes $50,546,126 of cash collateral for securities on loan)(b)(w)	58,422,051	58,422,051

TOTAL INVESTMENTS — 107.0% (cost $687,090,242)		753,726,445
Liabilities in excess of other assets — (7.0)%		(49,305,311)

NET ASSETS — 100.0%		$704,421,134

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,541,114; cash collateral of $50,546,126 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,390,355	$—	$—
Air Freight & Logistics	26,006,007	—	—
Beverages	29,692,013	—	—
Capital Markets	36,883,112	—	—
Chemicals	29,104,835	—	—
Commercial Services & Supplies	13,731,123	—	—
Communications Equipment	3,405,945	—	—
Consumer Finance	7,741,396	—	—
Diversified Telecommunication Services	12,039,217	—	—
Electric Utilities	26,368,933	—	—
Electrical Equipment	5,199,255	—	—
Energy Equipment & Services	14,218,855	—	—
Food & Staples Retailing	30,387,212	—	—
Food Products	19,873,141	—	—
Health Care Providers & Services	11,490,791	—	—
Household Products	26,961,563	—	—
Independent Power & Renewable Electricity Producers	7,946,866	—	—
Industrial Conglomerates	36,659,223	—	—
Insurance	33,821,550	—	—
IT Services	13,054,482	—	—
Media	52,275,942	—	—
Multi-Utilities	18,383,007	—	—
Oil, Gas & Consumable Fuels	40,958,415	—	—
Paper & Forest Products	8,710,973	—	—
Pharmaceuticals	42,009,107	—	—
Real Estate Investment Trusts (REITs)	31,291,050	—	—
Road & Rail	16,082,663	—	—
Semiconductors & Semiconductor Equipment	19,596,309	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Software	$31,147,892	$—	$—
Specialty Retail	19,687,580	—	—
Technology Hardware, Storage & Peripherals	19,185,582	—	—
Affiliated Money Market Mutual Fund	58,422,051	—	—

Total	$753,726,445	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Diversified REITs — 2.8%
American Assets Trust, Inc.	130,643	$5,338,073
Empire State Realty Trust, Inc. (Class A Stock)	326,595	5,561,913
Liberty Property Trust	286,827	9,037,919

		19,937,905

Health Care REITs — 11.0%
HCP, Inc.	435,170	16,210,083
Healthcare Trust of America, Inc. (Class A Stock)	373,269	9,148,823
Omega Healthcare Investors, Inc.	334,960	11,773,844
Welltower, Inc.	614,193	41,593,150

		78,725,900

Hotel & Resort REITs — 5.5%
DiamondRock Hospitality Co.	678,332	7,495,568
Host Hotels & Resorts, Inc.	1,612,046	25,486,447
Sunstone Hotel Investors, Inc.	492,030	6,509,557

		39,491,572

Hotels, Restaurants & Leisure — 1.7%
Belmond Ltd. (Class A Stock)*	334,553	3,382,331
Extended Stay America, Inc., UTS(a)	234,655	3,937,511
La Quinta Holdings, Inc.*	313,823	4,952,127

		12,271,969

Industrial REITs — 2.8%
Prologis, Inc.	520,865	20,261,649

Office REITs — 16.2%
BioMed Realty Trust, Inc.	746,114	14,907,358
Douglas Emmett, Inc.	363,136	10,429,266
Kilroy Realty Corp.	174,600	11,376,936
SL Green Realty Corp.	323,812	35,023,506
Vornado Realty Trust	488,478	44,168,181

		115,905,247

Residential REITs — 22.1%
American Homes 4 Rent (Class A Stock)	594,547	9,560,316
Apartment Investment & Management Co. (Class A Stock)	689,789	25,535,989
Education Realty Trust, Inc.	159,764	5,264,224
Equity Residential	656,306	49,301,707
Monogram Residential Trust, Inc.(a)	843,450	7,852,519
Sun Communities, Inc.(a)	157,957	10,703,166
UDR, Inc.	1,454,851	50,163,262

		158,381,183

Retail REITs — 24.0%
DDR Corp.(a)	1,863,439	28,659,692
Macerich Co. (The)	323,572	24,856,801
Pennsylvania Real Estate Investment Trust	423,783	8,403,617
Regency Centers Corp.	254,323	15,806,174
Retail Properties of America, Inc. (Class A Stock)	632,775	8,915,800
Simon Property Group, Inc.	467,233	85,840,047

		172,482,131

Specialized REITs — 13.0%
CubeSmart	828,339	22,539,104
Equinix, Inc.	40,261	11,007,357
Public Storage	239,307	50,644,540

	Shares	Value
COMMON STOCKS (Continued)
Specialized REITs (cont’d.)
QTS Realty Trust, Inc. (Class A Stock)	207,451	$9,063,534

		93,254,535

TOTAL LONG-TERM INVESTMENTS (cost $666,019,695)		710,712,091

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,650,874; includes $15,650,187 of cash collateral for securities on loan)(b)(w)	15,650,874	15,650,874

TOTAL INVESTMENTS — 101.3% (cost $681,670,569)		726,362,965
Liabilities in excess of other assets — (1.3)%		(9,163,084)

NET ASSETS — 100.0%		$717,199,881

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,194,844; cash collateral of $15,650,187 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$19,937,905	$—	$—
Health Care REITs	78,725,900	—	—
Hotel & Resort REITs	39,491,572	—	—
Hotels, Restaurants & Leisure	12,271,969	—	—
Industrial REITs	20,261,649	—	—
Office REITs	115,905,247	—	—
Residential REITs	158,381,183	—	—
Retail REITs	172,482,131	—	—
Specialized REITs	93,254,535	—	—
Affiliated Money Market Mutual Fund	15,650,874	—	—

Total	$726,362,965	$—	$—

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 68.2%
EXCHANGE TRADED FUNDS — 34.6%
iShares iBoxx $ High Yield Corporate Bond ETF			6,940	$578,033
iShares iBoxx $ Investment Grade Corporate Bond ETF			3,670	426,050
iShares JPMorgan USD Emerging Markets Bond ETF			2,740	291,536
iShares US Real Estate ETF			4,900	347,655
PowerShares DB Gold Fund*			1,250	45,725

TOTAL EXCHANGE TRADED FUNDS (cost $1,748,868)				1,688,999

UNAFFILIATED MUTUAL FUNDS — 6.0%
Central Fund of Canada Ltd. (Class A Stock)			3,700	39,183
Columbia Commodity Strategy Fund (Class Z Stock)*			46,495	256,185

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $333,407)				295,368

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#
FOREIGN GOVERNMENT BONDS — 13.6%
Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	30	38,825
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46	EUR	10	14,464
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds
0.750%	04/15/18	EUR	50	61,009
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	15	18,129
France Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	20	23,779
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	30	43,943
3.100%	09/15/26	EUR	5	7,198
Bonds, TIPS
2.100%	09/15/21	EUR	15	19,965
2.350%	09/15/19	EUR	15	20,199
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	10,000	89,862
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	500	30,971
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	30	19,695
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
5.850%	01/31/22	EUR	30	42,854
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	65	8,923

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/44	GBP	45	$93,824
0.750%	03/22/34	GBP	60	131,509

TOTAL FOREIGN GOVERNMENT BONDS (cost $666,718)				665,149

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal National Mortgage Assoc
2.500%	TBA		50	50,973
3.500%	TBA		50	52,158
4.000%	TBA		50	53,334
5.000%	TBA		50	55,091
Government National Mortgage Assoc
3.500%	TBA		50	52,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $265,213)				263,945

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/24		45	45,804
0.750%	02/15/45		75	65,916
1.375%	02/15/44		100	103,897
2.125%	02/15/40		70	91,111
2.375%	01/15/25-01/15/27		65	91,459
2.500%	01/15/29		15	20,002

TOTAL U.S. TREASURY OBLIGATIONS (cost $425,185)				418,189

TOTAL LONG-TERM INVESTMENTS (cost $3,439,391)				3,331,650

			Shares
SHORT-TERM INVESTMENT — 34.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $1,696,346)(w)			1,696,346	1,696,346

TOTAL INVESTMENTS — 103.0% (cost $5,135,737)				5,027,996
Liabilities in excess of other assets(x) — (3.0)%				(145,205)

NET ASSETS — 100.0%				$4,882,791

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	3 Year Australian Treasury Bonds	Dec. 2015	$ 79,285	$ 78,806	$ (479)
1	5 Year U.S. Treasury Notes	Dec. 2015	119,883	120,516	633
1	10 Year U.K. Gilt	Dec. 2015	178,247	180,107	1,860
3	10 Year U.S. Treasury Notes	Dec. 2015	382,359	386,203	3,844
1	20 Year U.S. Treasury Bonds	Dec. 2015	156,242	157,344	1,102
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	160,336	160,406	70
1	Euro-BTP Italian Government Bond	Dec. 2015	149,151	152,291	3,140
1	Euro-OAT	Dec. 2015	166,830	169,421	2,591
7	Mini MSCI EAFE Index	Dec. 2015	598,185	577,325	(20,860)
3	Mini MSCI Emerging Markets Index	Dec. 2015	120,631	118,665	(1,966)
2	MSCI Taiwan Stock Index	Oct. 2015	60,640	60,300	(340)
8	S&P 500 E-Mini	Dec. 2015	780,017	763,480	(16,537)
1	Short-Term Euro-BTP Italian Government Bond	Dec. 2015	125,086	125,418	332

					(26,610)

Short Positions:
1	5 Year Euro-Bobl	Dec. 2015	143,665	144,168	(503)
1	5 Year U.S. Treasury Notes	Dec. 2015	119,898	120,516	(618)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	160,328	160,406	(78)

					(1,199)

					$ (27,809)

(1) Cash of $83,774 has been segregated with J.P. Morgan to cover requirement for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/07/15	Citigroup Global Markets	AUD	35	$24,948	$24,557	$391
British Pound,
Expiring 10/07/15	Standard Chartered PLC	GBP	144	221,066	217,828	3,238
Expiring 10/07/15	Standard Chartered PLC	GBP	67	102,857	101,351	1,506
Canadian Dollar,
Expiring 10/07/15	Standard Chartered PLC	CAD	62	46,762	46,457	305
Danish Krone,
Expiring 10/07/15	Standard Chartered PLC	DKK	60	9,034	8,987	47
Euro,
Expiring 10/07/15	Standard Chartered PLC	EUR	174	195,478	194,449	1,029
Expiring 10/07/15	Standard Chartered PLC	EUR	135	151,664	150,865	799
Expiring 10/07/15	Standard Chartered PLC	EUR	73	82,011	79,751	2,260
Hong Kong Dollar,
Expiring 10/07/15	Standard Chartered PLC	HKD	450	58,057	58,064	(7)
Japanese Yen,
Expiring 10/07/15	Standard Chartered PLC	JPY	13,300	109,898	110,875	(977)
Expiring 10/07/15	Standard Chartered PLC	JPY	10,603	87,613	88,392	(779)
Mexican Peso,
Expiring 10/07/15	Standard Chartered PLC	MXN	527	31,378	31,155	223
New Zealand Dollar,
Expiring 10/07/15	Standard Chartered PLC	NZD	32	20,586	20,446	140
Norwegian Krone,
Expiring 10/07/15	Standard Chartered PLC	NOK	30	3,624	3,524	100
Singapore Dollar,
Expiring 10/07/15	Citigroup Global Markets	SGD	120	85,161	84,305	856
Swedish Krona,
Expiring 10/07/15	Standard Chartered PLC	SEK	175	20,696	20,911	(215)
Expiring 10/07/15	Standard Chartered PLC	SEK	76	8,988	9,081	(93)

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 10/07/15	Standard Chartered PLC	CHF	55	$57,192	$56,447	$745

				$1,317,013	$1,307,445	$9,568

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$1,688,999	$—	$—
Unaffiliated Mutual Funds	295,368	—	—
Foreign Government Bonds	—	665,149	—
U.S. Government Agency Obligations	—	263,945	—
U.S. Treasury Obligations	—	418,189	—
Affiliated Money Market Mutual Fund	1,696,346	—	—
Other Financial Instruments*
Financial Futures Contracts	(27,809)	—	—
OTC Forward Foreign Currency Contracts	—	9,568	—

Total	$3,652,904	$1,356,851	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Equity contracts	(39,703)
Foreign exchange contracts	9,568
Interest rate contracts	11,894

Total	$(18,241)

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 34.5%
Aerospace & Defense — 1.3%
Boeing Co. (The)	241	$31,559
General Dynamics Corp.	241	33,246

		64,805

Airlines — 0.8%
Alaska Air Group, Inc.	487	38,692

Auto Components — 0.7%
Magna International, Inc. (Canada)	680	32,647

Banks — 2.6%
Citigroup, Inc.	560	27,782
PNC Financial Services Group, Inc. (The)	370	33,004
SunTrust Banks, Inc.	807	30,860
Wells Fargo & Co.	632	32,453

		124,099

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	445	35,177

Biotechnology — 1.3%
Amgen, Inc.	217	30,015
Gilead Sciences, Inc.	315	30,930

		60,945

Capital Markets — 1.3%
Ameriprise Financial, Inc.	287	31,320
Goldman Sachs Group, Inc. (The)	171	29,713

		61,033

Chemicals — 0.5%
LyondellBasell Industries NV (Class A Stock)	304	25,341

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,193	31,316

Containers & Packaging — 0.5%
Sealed Air Corp.	500	23,440

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	557	18,147
Verizon Communications, Inc.	500	21,755

		39,902

Electric Utilities — 0.6%
Xcel Energy, Inc.	739	26,168

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	967	39,512

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	387	26,691

Food & Staples Retailing — 1.4%
CVS Health Corp.	320	30,874
Kroger Co. (The)	970	34,988

		65,862

Health Care Providers & Services — 2.0%
Aetna, Inc.	320	35,011
HCA Holdings, Inc.*	420	32,491
McKesson Corp.	158	29,235

		96,737

Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd.	394	35,101

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 0.6%
D.R. Horton, Inc.	1,040	$30,534

Household Products — 0.7%
Kimberly-Clark Corp.	314	34,239

Insurance — 1.1%
Hartford Financial Services Group, Inc. (The)	622	28,475
Principal Financial Group, Inc.	520	24,617

		53,092

Internet Software & Services — 0.7%
Google, Inc. (Class A Stock)*	52	33,195

IT Services — 1.4%
Amdocs Ltd.	587	33,389
Broadridge Financial Solutions, Inc.	612	33,874

		67,263

Machinery — 1.3%
PACCAR, Inc.	620	32,345
Stanley Black & Decker, Inc.	329	31,906

		64,251

Media — 0.6%
Comcast Corp. (Class A Stock)	508	28,895

Multiline Retail — 1.2%
Macy’s, Inc.	530	27,200
Target Corp.	413	32,487

		59,687

Multi-Utilities — 0.5%
CMS Energy Corp.	735	25,960

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	344	27,135
Exxon Mobil Corp.	396	29,443
Tesoro Corp.	310	30,144

		86,722

Pharmaceuticals — 1.8%
AbbVie, Inc.	484	26,334
Johnson & Johnson	336	31,366
Pfizer, Inc.	980	30,782

		88,482

Real Estate Investment Trusts (REITs) — 0.7%
Omega Healthcare Investors, Inc.	1,010	35,501

Semiconductors & Semiconductor Equipment — 1.9%
Lam Research Corp.	530	34,625
Qorvo, Inc.*	560	25,228
Skyworks Solutions, Inc.	380	32,000

		91,853

Software — 0.7%
Microsoft Corp.	725	32,089

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	475	32,737

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	320	35,296

Tobacco — 0.8%
Reynolds American, Inc.	896	39,666

TOTAL COMMON STOCKS (cost $1,807,597)		1,666,930

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — 24.6%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF		6,700	$192,960
iShares iBoxx Investment Grade Corporate Bond ETF		1,300	150,917
iShares MSCI EAFE ETF		5,700	326,724
Vanguard FTSE Developed Markets ETF		10,490	373,864
Vanguard Intermediate-Term Corporate Bond ETF		1,700	145,231

TOTAL EXCHANGE TRADED FUNDS (cost $1,276,158)			1,189,696

UNAFFILIATED MUTUAL FUNDS — 9.0%
ASG Global Alternatives Fund		13,158	139,868
Aston/River Road Long-Short Fund		13,112	146,722
Touchstone Merger Arbitrage Fund		14,032	149,018

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $450,000)			435,608

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
ASSET-BACKED SECURITY — 0.8%
Non-Residential Mortgage-Backed Securities — 0.8%
United States Small Business Administration,
Series 2014-20L, Class 1
(cost $38,971)
2.700%	12/01/34	39	39,678

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431%	10/15/49	30	30,775
Series 2007-C6, Class A4
5.900%(c)	12/10/49	30	31,679
COMM Mortgage Trust,
Series 2014-CR20, Class AM
3.938%	11/10/47	30	31,213
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A4
5.440%	06/12/47	28	29,220
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	30,276

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $153,326)			153,163

CORPORATE BONDS — 18.3%
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	15	18,114

Banks — 3.6%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	20	19,601
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	32,811

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23	20	$20,623
CoBank ACB,
Sub. Notes, 144A
7.875%	04/16/18	20	22,863
Cooperative Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,086
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	20	19,683
Morgan Stanley,
Sub. Notes
5.000%	11/24/25	20	21,264
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	15	15,000

			171,931

Chemicals — 0.4%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,595

Computers — 0.5%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	23,482

Diversified Financial Services — 4.3%
Abay Leasing 2014 LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	47	48,036
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	59	59,269
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	55	57,844
General Electric Capital Corp.,
Gtd. Notes
7.125%(c)	12/29/49	20	23,100
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	21,479

			209,728

Electric — 0.6%
Westar Energy, Inc.,
First Mortgage
8.625%	12/01/18	25	30,033

Engineering & Construction — 0.5%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/42	25	25,382

Insurance — 1.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	25	22,997

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	25	$27,635
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	31,502

			82,134

Machinery-Diversified — 0.6%
Cummins, Inc.,
Sr. Unsec’d. Notes
7.125%	03/01/28	20	26,751

Oil & Gas — 0.6%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	30	30,474

Oil & Gas Services — 0.4%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	15	18,346

Real Estate Investment Trusts (REITs) — 1.2%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	15	14,925
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	20	20,850
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21	20	21,578

			57,353

Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35	20	20,985

Software — 1.3%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,695
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	20	20,901
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,197

			61,793

Telecommunications — 0.2%
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22	10	9,750

Transportation — 1.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	25	28,665
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
3.500%	06/01/17	25	$25,794
Union Pacific Railroad Co. Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	24	23,993

			78,452

TOTAL CORPORATE BONDS (cost $878,491)			883,303

MUNICIPAL BONDS — 0.9%
California — 0.7%
State of California,
General Obligation Unlimited, BABs
7.950%	03/01/36	30	36,163

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	10	9,670

TOTAL MUNICIPAL BONDS (cost $45,881)			45,833

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	47	47,264
Government National Mortgage Assoc.,
Series 2011-42, Class B
4.030%(c)	07/16/47	31	31,883

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $78,410)			79,147

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds
3.750%	11/15/43	10	11,774
4.500%	02/15/36	20	26,225
5.250%	11/15/28	10	13,383
U.S. Treasury Notes
2.625%	08/15/20	75	79,372
3.250%	03/31/17	30	31,229

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,993)			161,983

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	34	35,819
Federal National Mortgage Assoc
4.500%	04/01/41-08/01/41	44	47,617
Overseas Private Investment Corp., Gov’t. Gtd. Notes
0.233%(s)	06/10/18	15	15,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,742)			98,594

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $4,984,569)		$4,753,935

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $172,159)(w)	172,159	172,159

TOTAL INVESTMENTS — 101.9% (cost $5,156,728)		4,926,094
Liabilities in excess of other assets — (1.9)%		(90,178)

NET ASSETS — 100.0%		$4,835,916

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,666,930	$—	$—
Exchange Traded Funds	1,189,696	—	—
Unaffiliated Mutual Funds	435,608	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	39,678	—
Commercial Mortgage-Backed Securities	—	153,163	—
Corporate Bonds	—	883,303	—
Municipal Bonds	—	45,833	—
Residential Mortgage-Backed Securities	—	79,147	—
U.S. Government Agency Obligations	—	98,594	—
U.S. Treasury Obligations	—	161,983	—
Affiliated Money Market Mutual Fund	172,159	—	—

Total	$3,464,393	$1,461,701	$—

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	3,451,587	$34,895,540
AST AQR Emerging Markets Equity Portfolio*	13,128	110,929
AST AQR Large-Cap Portfolio*	764,805	9,789,499
AST Blackrock / Loomis Sayles Bond*	1,147,178	14,477,385
AST Blackrock Low Duration Bond Portfolio*	868,358	9,056,978
AST Boston Partners Large-Cap Value Portfolio*	120,364	1,999,241
AST ClearBridge Dividend Growth Portfolio*	179,849	2,199,555
AST Goldman Sachs Global Income Portfolio*	2,301,025	23,263,362
AST Goldman Sachs Large-Cap Value Portfolio*	82,287	1,969,946
AST Goldman Sachs Mid-Cap Growth Portfolio*	21,347	152,201
AST Goldman Sachs Strategic Income Bond Portfolio*	1,516,745	14,545,585
AST Herndon Large Cap Value Portfolio*	127,004	1,508,808
AST High Yield Portfolio*	2,053,222	17,000,681
AST International Growth Portfolio*	352,769	4,554,246
AST International Value Portfolio*	274,496	4,548,391
AST Jennison Large-Cap Growth Portfolio* .	119,374	2,555,804
AST Large-Cap Value Portfolio*	96,789	1,967,715
AST Loomis Sayles Large-Cap Growth Portfolio*	96,778	3,123,041
AST Lord Abbett Core Fixed Income Portfolio*	1,251,341	15,028,600
AST MFS Growth Portfolio*	156,421	2,563,747
AST MFS Large-Cap Value Portfolio*	107,076	1,531,183
AST Mid-Cap Value Portfolio*	8,205	154,824
AST Money Market Portfolio*	6,816,915	6,816,915
AST Neuberger Berman Core Bond Portfolio*	21,556	234,531
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,333	152,356
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,048	154,111
AST Parametric Emerging Markets Equity Portfolio*	13,523	97,775
AST Prudential Core Bond Portfolio*	8,372,095	94,437,230
AST QMA Emerging Markets Equity Portfolio*	8,529	68,826

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA International Core Equity Portfolio*	234,743	$2,288,740
AST QMA Large-Cap Portfolio*	754,493	9,778,235
AST Small-Cap Growth Opportunities Portfolio*	63,622	883,714
AST Small-Cap Growth Portfolio*	28,520	893,237
AST Small-Cap Value Portfolio*	98,181	1,947,918
AST T. Rowe Price Equity Income Portfolio*	84,934	990,326
AST T. Rowe Price Large-Cap Growth Portfolio*	90,858	2,042,490
AST T. Rowe Price Natural Resources Portfolio*	2,498	41,419
AST Wellington Management Global Bond Portfolio*	2,872,162	29,095,004
AST Western Asset Core Plus Bond Portfolio*	5,925,439	67,787,023
AST Western Asset Emerging Markets Debt Portfolio*	455,950	4,244,894

TOTAL LONG-TERM INVESTMENTS (cost $389,831,337)(w)		388,952,005

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,317,730)(w)	2,317,730	2,317,730

TOTAL INVESTMENTS — 100.0% (cost $392,149,067)		391,269,735
Liabilities in excess of other assets — 0.0%		(100,526)

NET ASSETS — 100.0%		$391,169,209

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$388,952,005	$—	$—
Affiliated Money Market Mutual Fund	2,317,730	—	—

Total	$391,269,735	$—	$—

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.8%
COMMON STOCKS — 61.0%
Aerospace & Defense — 0.9%
B/E Aerospace, Inc.	61,980	$2,720,922
Boeing Co. (The)	148,710	19,473,575
Finmeccanica SpA (Italy)*	106,200	1,329,929
Rolls-Royce Holdings PLC (United Kingdom)*	173,700	1,781,839
Safran SA (France)	16,730	1,257,963

		26,564,228

Air Freight & Logistics — 0.6%
FedEx Corp.	135,310	19,481,934

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	620,502	976,386
Alaska Air Group, Inc.	44,070	3,501,361
American Airlines Group, Inc.	175,480	6,813,888
Copa Holdings SA (Panama) (Class A Stock)(a)	7,000	293,510
International Consolidated Airlines Group SA (United Kingdom)*	183,700	1,640,962
JetBlue Airways Corp.*(a)	100,930	2,600,966

		15,827,073

Auto Components — 1.0%
Bridgestone Corp. (Japan)	131,500	4,550,711
Continental AG (Germany)	26,670	5,696,365
Delphi Automotive PLC (United Kingdom)	206,000	15,664,240
Denso Corp. (Japan)	14,900	631,147
Hyundai Mobis Co. Ltd. (South Korea)	4,041	790,690
NGK Spark Plug Co. Ltd. (Japan)	12,500	286,948
Tenneco, Inc.*	51,070	2,286,404
Valeo SA (France)	12,000	1,629,333

		31,535,838

Automobiles — 0.6%
Fuji Heavy Industries Ltd. (Japan)	35,900	1,291,843
Harley-Davidson, Inc.	141,250	7,754,625
Honda Motor Co. Ltd. (Japan)	83,200	2,483,247
Hyundai Motor Co. (South Korea)	4,226	587,246
Tata Motors Ltd. (India)*	113,339	515,573
Toyota Motor Corp. (Japan)	56,800	3,325,522
Yamaha Motor Co. Ltd. (Japan)	195,400	3,931,108

		19,889,164

Banks — 4.9%
Axis Bank Ltd. (India)	75,836	575,119
Banca Popolare dell’Emilia Romagna SC (Italy)	205,100	1,691,472
Banco Bilbao Vizcaya Argentaria SA (Spain)	202,028	1,708,324
Banco de Credito e Inversiones (Chile)	10,076	408,984
Bank Central Asia Tbk PT (Indonesia)	693,900	582,582
Bank of America Corp.	1,100,720	17,149,218
Bank of China Ltd. (China) (Class H Stock)	2,776,000	1,197,102
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,202,500	711,995
BNP Paribas SA (France)	83,449	4,913,011
BOC Hong Kong Holdings Ltd. (Hong Kong)	346,000	1,020,451
Boston Private Financial Holdings, Inc.	338,650	3,962,205
Capitec Bank Holdings Ltd. (South Africa)	22,400	810,700
Citigroup, Inc.	527,120	26,150,423
Commercial International Bank Egypt SAE (Egypt), GDR	140,500	857,050

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia)	28,074	$1,441,002
Credicorp Ltd. (Peru)	4,100	436,076
CVB Financial Corp.	149,008	2,488,434
Danske Bank A/S (Denmark)	172,993	5,227,909
DBS Group Holdings Ltd. (Singapore)	349,000	3,983,605
FirstMerit Corp.	112,250	1,983,457
Great Western Bancorp, Inc.	168,510	4,275,099
Guaranty Trust Bank PLC (Nigeria)	7,547,839	910,001
Hanmi Financial Corp.	96,570	2,433,564
Hilltop Holdings, Inc.*	76,200	1,509,522
ING Groep NV (Netherlands), CVA	414,400	5,857,620
Intesa Sanpaolo SpA (Italy)	539,300	1,905,195
Kasikornbank PCL (Thailand)	93,340	439,226
KBC Groep NV (Belgium)	38,332	2,424,205
Kenya Commercial Bank Ltd. (Kenya)	1,089,700	489,906
KeyCorp	703,640	9,154,356
King’s Town Bank Co. Ltd. (Taiwan)	778,000	552,795
Lloyds Banking Group PLC (United Kingdom)	7,393,200	8,416,841
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,425,000	8,610,192
National Australia Bank Ltd. (Australia)	11,239	237,851
Nordea Bank AB (Sweden)	167,800	1,872,064
Prosperity Bancshares, Inc.	25,410	1,247,885
Regions Financial Corp.	1,512,970	13,631,860
Societe Generale SA (France)	56,970	2,546,059
Suruga Bank Ltd. (Japan)	14,900	277,251
UniCredit SpA (Italy)	556,200	3,467,479
United Overseas Bank Ltd. (Singapore)	9,800	127,960
Westpac Banking Corp. (Australia)	288,493	6,060,358

		153,746,408

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	70,806	7,530,650
Asahi Group Holdings Ltd. (Japan)	157,400	5,106,569
Britvic PLC (United Kingdom)	231,000	2,373,985
Diageo PLC (United Kingdom)	97,867	2,629,376
Molson Coors Brewing Co. (Class B Stock)	95,920	7,963,278
Monster Beverage Corp.*	109,420	14,787,019
Pernod Ricard SA (France)	39,264	3,964,441

		44,355,318

Biotechnology — 2.2%
Alder Biopharmaceuticals, Inc.*	66,260	2,170,678
Alexion Pharmaceuticals, Inc.*(a)	93,360	14,600,570
Amicus Therapeutics, Inc.*	165,010	2,308,490
BioMarin Pharmaceutical, Inc.*(a)	180,060	18,963,919
CSL Ltd. (Australia)	16,637	1,047,023
DBV Technologies SA (France), ADR*	86,320	3,072,129
Medivation, Inc.*	277,020	11,773,350
Swedish Orphan Biovitrum AB (Sweden)*	44,100	582,911
TESARO, Inc.*(a)	31,860	1,277,586
Vertex Pharmaceuticals, Inc.*	140,220	14,602,511

		70,399,167

Building Products — 0.6%
Cie de Saint-Gobain (France)	31,117	1,350,496
Daikin Industries Ltd. (Japan)	5,000	280,430
Fortune Brands Home & Security, Inc.	322,910	15,328,537
Sung Kwang Bend Co. Ltd. (South Korea)	39,048	335,718

		17,295,181

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc. (Class A Stock)	92,614	$3,262,791
E*Trade Financial Corp.*	130,900	3,446,597
Invesco Ltd.	319,500	9,977,985
Julius Baer Group Ltd. (Switzerland)*	35,760	1,623,933
Lazard Ltd. (Class A Stock), MLP	71,300	3,087,290
Macquarie Group Ltd. (Australia)	21,885	1,186,064
Nomura Holdings, Inc. (Japan)	87,300	506,721
Partners Group Holding AG (Switzerland)	6,850	2,321,733
UBS Group AG (Switzerland)	242,043	4,474,922

		29,888,036

Chemicals — 1.8%
Albemarle Corp.	61,760	2,723,616
Arkema SA (France)	66,450	4,307,181
Ashland, Inc.	100,540	10,116,335
CF Industries Holdings, Inc.	180,600	8,108,940
Croda International PLC (United Kingdom)	34,400	1,411,555
Daicel Corp. (Japan)	67,600	829,845
Ecolab, Inc.	90,050	9,880,286
Incitec Pivot Ltd. (Australia)	996,790	2,747,403
Innospec, Inc.	60,770	2,826,413
JSR Corp. (Japan)	22,800	328,660
Koppers Holdings, Inc.	96,710	1,950,641
LANXESS AG (Germany)	32,930	1,541,890
Linde AG (Germany)	11,100	1,802,922
LyondellBasell Industries NV (Class A Stock)	59,400	4,951,584
Mitsui Chemicals, Inc. (Japan)	78,000	249,988
Nippon Shokubai Co. Ltd. (Japan)	14,000	952,057
Sumitomo Chemical Co. Ltd (Japan)	241,000	1,218,672

		55,947,988

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	20,520	140,962
Multi-Color Corp.	33,000	2,524,170
Rentokil Initial PLC (United Kingdom)	1,081,600	2,416,043

		5,081,175

Construction Materials — 0.3%
Eagle Materials, Inc.	35,810	2,450,120
HeidelbergCement AG (Germany)	67,630	4,644,309
James Hardie Industries PLC (Ireland)	52,228	630,450
Martin Marietta Materials, Inc.	13,520	2,054,364

		9,779,243

Consumer Finance — 1.0%
Ally Financial, Inc.*	167,120	3,405,906
Capital One Financial Corp.	185,620	13,461,162
Discover Financial Services	261,570	13,599,024
Hitachi Capital Corp. (Japan)	34,600	844,479
International Personal Finance PLC (United Kingdom)	109,300	642,316

		31,952,887

Containers & Packaging
Amcor Ltd. (Australia)	96,497	897,411
AMVIG Holdings Ltd. (Hong Kong)	728,000	303,260

		1,200,671

Distributors — 0.1%
Genuine Parts Co.	37,680	3,123,295

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.1%
Service Corp. International	134,300	$3,639,530

Diversified Financial Services — 1.2%
African Bank Investments Ltd. (South Africa)*(g)	295,568	—
Challenger Ltd. (Australia)	81,331	410,449
Far East Horizon Ltd. (China)	955,000	741,621
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	17,200	394,585
McGraw Hill Financial, Inc.	129,540	11,205,210
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	136,300	600,462
Nasdaq, Inc.	363,260	19,372,656
ORIX Corp. (Japan)	315,200	4,065,872

		36,790,855

Diversified Telecommunication Services — 1.0%
APT Satellite Holdings Ltd. (China)	245,250	212,423
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	351,100	671,935
BT Group PLC (United Kingdom)	289,200	1,840,620
Cogent Communications Holdings, Inc.	46,710	1,268,644
Iliad SA (France)	5,579	1,128,595
Inmarsat PLC (United Kingdom)	130,100	1,935,416
Nippon Telegraph & Telephone Corp. (Japan)	14,600	514,265
PCCW Ltd. (Hong Kong)	789,000	406,142
Singapore Telecommunications Ltd. (Singapore)	193,000	488,505
TDC A/S (Denmark)	377,800	1,948,442
Telecom Italia SpA (Italy)*	855,400	1,054,137
Telefonica Deutschland Holding AG (Germany)	137,089	838,300
TeliaSonera AB (Sweden)	518,800	2,800,370
Telstra Corp. Ltd. (Australia)	347,292	1,373,091
Verizon Communications, Inc.	363,510	15,816,320

		32,297,205

Electric Utilities — 1.1%
American Electric Power Co., Inc.	433,750	24,663,025
Great Plains Energy, Inc.	113,080	3,055,422
Kansai Electric Power Co., Inc. (The) (Japan)*	111,100	1,235,124
Kyushu Electric Power Co., Inc. (Japan)*	114,200	1,245,971
Red Electrica Corp. SA (Spain)	18,300	1,519,563
SSE PLC (United Kingdom)	52,700	1,192,757
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	88,900	428,074

		33,339,936

Electrical Equipment — 0.3%
Eaton Corp. PLC	98,900	5,073,570
Mabuchi Motor Co. Ltd. (Japan)	5,800	251,834
Nidec Corp. (Japan)	13,400	921,464
Schneider Electric SE (France)	81,800	4,580,747

		10,827,615

Electronic Equipment, Instruments & Components — 0.4%
Alps Electric Co. Ltd. (Japan)	58,200	1,643,570
Hitachi Ltd. (Japan)	701,000	3,537,267
Keyence Corp. (Japan)	1,900	848,499
Largan Precision Co. Ltd. (Taiwan)	5,000	390,225

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Murata Manufacturing Co. Ltd. (Japan)	8,700	$1,123,818
PAX Global Technology Ltd. (Hong Kong)	38,000	39,618
Pinnacle Holdings Ltd. (South Africa)*	254,910	229,922
Redington India Ltd. (India)	486,731	819,286
Taiyo Yuden Co. Ltd. (Japan)	100,500	1,313,310
TDK Corp. (Japan)	4,200	237,543
Tripod Technology Corp. (Taiwan)	329,000	474,584
Truly International Holdings Ltd. (Hong Kong)	924,000	234,274

		10,891,916

Energy Equipment & Services — 0.8%
Amec Foster Wheeler PLC (United Kingdom)	222,469	2,416,614
Dril-Quip, Inc.*	26,490	1,542,248
Schlumberger Ltd.	321,000	22,139,370

		26,098,232

Food & Staples Retailing — 0.9%
Ain Pharmaciez, Inc. (Japan)	7,600	387,915
BIM Birlesik Magazalar A/S (Turkey)	40,000	709,339
China Resources Enterprise Ltd. (China)	202,000	375,838
CVS Health Corp.(a)	202,390	19,526,587
Magnit PJSC (Russia)*	3,169	563,677
Natural Grocers by Vitamin Cottage, Inc.*(a)	73,170	1,660,227
Rite Aid Corp.*	286,190	1,737,173
Tesco PLC (United Kingdom)	1,605,600	4,459,692
Wesfarmers Ltd. (Australia)	7,968	220,261

		29,640,709

Food Products — 1.6%
Associated British Foods PLC (United Kingdom)	35,000	1,771,315
Astral Foods Ltd. (South Africa)	36,700	461,464
ConAgra Foods, Inc.	297,300	12,043,623
Dairy Crest Group PLC (United Kingdom)	360,537	3,321,389
Danone SA (France)	29,600	1,868,455
Diamond Foods, Inc.*	81,540	2,516,324
Mead Johnson Nutrition Co.	153,210	10,785,984
Mondelez International, Inc. (Class A Stock)	338,830	14,186,812
Nestle SA (Switzerland)	14,872	1,118,459
NH Foods Ltd. (Japan)	62,000	1,265,228

		49,339,053

Gas Utilities — 0.3%
APA Group (Australia)	59,694	360,280
Atmos Energy Corp.	73,260	4,262,267
Snam SpA (Italy)	318,100	1,633,733
South Jersey Industries, Inc.	120,100	3,032,525

		9,288,805

Health Care Equipment & Supplies — 0.8%
C.R. Bard, Inc.	112,110	20,887,214
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	67,216	305,409
Hoya Corp. (Japan)	27,100	887,576
St. Shine Optical Co. Ltd. (Taiwan)	32,000	392,618
Wright Medical Group, Inc.*	166,720	3,504,454

		25,977,271

Health Care Providers & Services — 1.8%
Aetna, Inc.	155,640	17,028,572

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Air Methods Corp.*(a)	93,360	$3,182,642
Al Noor Hospitals Group PLC (United Arab Emirates)	55,800	704,937
Amsurg Corp.*	38,860	3,019,811
Fresenius SE & Co. KGaA (Germany)	30,110	2,021,229
HCA Holdings, Inc.*	183,500	14,195,560
Integrated Diagnostics Holdings PLC (Egypt)*	131,200	820,000
McKesson Corp.	78,260	14,480,448
Ramsay Health Care Ltd. (Australia)	22,540	929,642
Ryman Healthcare Ltd. (New Zealand)	189,207	886,246

		57,269,087

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	27,665	1,297,142
Aramark	110,610	3,278,480
Brinker International, Inc.(a)	35,750	1,882,953
La Quinta Holdings, Inc.*	103,430	1,632,125
Wyndham Worldwide Corp.	133,020	9,564,138

		17,654,838

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	142,600	1,392,911
Casio Computer Co. Ltd. (Japan)	22,700	413,181
Jarden Corp.*(a)	73,397	3,587,645
Lennar Corp. (Class A Stock)(a)	58,680	2,824,268
Mohawk Industries, Inc.*	16,630	3,023,168
Sekisui House Ltd. (Japan)	168,700	2,642,504
Sony Corp. (Japan)	59,100	1,448,667
Techtronic Industries Co. Ltd. (Hong Kong)	396,000	1,476,310

		16,808,654

Independent Power & Renewable Electricity Producers — 0.4%
Huaneng Power International, Inc. (China) (Class H Stock)	2,150,000	2,327,944
NRG Energy, Inc.	642,290	9,538,007

		11,865,951

Industrial Conglomerates — 1.0%
Alliance Global Group, Inc. (Philippines)	1,242,600	408,248
Carlisle Cos., Inc.	48,070	4,200,357
CK Hutchison Holdings Ltd. (Hong Kong)	263,700	3,430,114
Danaher Corp.	268,730	22,898,483
Quinenco SA (Chile)	227,019	456,624
Reunert Ltd. (South Africa)	88,600	389,956
Siemens AG (Germany)	8,010	715,593

		32,499,375

Insurance — 2.2%
Aegon NV (Netherlands)	270,754	1,552,550
Aflac, Inc.	133,500	7,760,355
AIA Group Ltd. (Hong Kong)	495,000	2,574,372
Allianz SE (Germany)	17,731	2,785,431
American International Group, Inc.	175,160	9,952,591
AMP Ltd. (Australia)	31,914	125,345
Arthur J Gallagher & Co.	98,620	4,071,034
Assurant, Inc.	44,960	3,552,290
Aviva PLC (United Kingdom)	317,500	2,171,556
AXA SA (France)	238,290	5,785,466
FPC Par Corretora de Seguros SA (Brazil)	168,300	392,254

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	288,740	$13,218,517
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	278,320	545,143
Prudential PLC (United Kingdom)	137,202	2,894,477
Reinsurance Group of America, Inc.	52,610	4,765,940
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	19,300	560,566
St James’s Place PLC (United Kingdom)	148,000	1,904,776
Swiss Re AG (Switzerland)	22,860	1,961,323
Zurich Insurance Group AG (Switzerland)*	10,675	2,620,780

		69,194,766

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	34,490	17,655,086
Priceline Group, Inc. (The)*(a)	10,580	13,085,979

		30,741,065

Internet Software & Services — 2.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	2,200	129,734
Facebook, Inc. (Class A Stock)*	266,550	23,962,845
GMO internet, Inc. (Japan)	27,400	355,094
Gogo, Inc.*(a)	333,530	5,096,338
Google, Inc. (Class A Stock)*	70,840	45,222,131
LinkedIn Corp. (Class A Stock)*	39,170	7,447,392
Tencent Holdings Ltd. (China)	19,600	330,389

		82,543,923

IT Services — 1.2%
Amadeus IT Holding SA (Spain) (Class A Stock)	52,800	2,262,237
eClerx Services Ltd. (India)	21,357	517,569
ExlService Holdings, Inc.*	47,620	1,758,607
Fidelity National Information Services, Inc.	199,790	13,401,913
Fujitsu Ltd. (Japan)	530,000	2,305,394
Itochu Techno-Solutions Corp. (Japan)	18,300	390,288
Nice Information & Telecommunication, Inc. (South Korea)	16,014	600,696
Obic Co. Ltd. (Japan)	10,000	457,443
PayPal Holdings, Inc.*	370,870	11,511,805
Tata Consultancy Services Ltd. (India)	21,454	848,063
Total System Services, Inc.	68,850	3,127,855

		37,181,870

Leisure Products — 0.1%
Brunswick Corp.	44,420	2,127,274

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	159,930	2,627,650

Machinery — 1.0%
Alfa Laval AB (Sweden)	291,100	4,765,558
Andritz AG (Austria)	18,500	833,632
IDEX Corp.	66,150	4,716,495
IHI Corp. (Japan)	750,000	1,927,227
Ingersoll-Rand PLC	285,500	14,494,835
Makita Corp. (Japan)	15,500	824,490
Metka SA (Greece)	75,400	622,625
NGK Insulators Ltd. (Japan)	30,000	574,062
WABCO Holdings, Inc.*	37,930	3,976,202

		32,735,126

	Shares	Value
COMMON STOCKS (Continued)
Marine
SITC International Holdings Co. Ltd. (China)	2,380,000	$1,152,791

Media — 1.9%
AMC Networks, Inc. (Class A Stock)*	37,830	2,768,021
Comcast Corp. (Class A Stock)	351,070	19,968,862
CyberAgent, Inc. (Japan)	12,000	469,424
Dentsu, Inc. (Japan)	13,100	672,294
IMAX Corp.*(a)	34,500	1,165,755
ITE Group PLC (United Kingdom)	196,100	418,275
ITV PLC (United Kingdom)	1,369,100	5,101,871
Naspers Ltd. (South Africa) (Class N Stock)	9,600	1,203,141
Pico Far East Holdings Ltd. (Hong Kong)	2,328,000	540,693
ProSiebenSat.1 Media AG (Germany)	40,900	2,007,612
REA Group Ltd. (Australia)	9,092	284,719
Walt Disney Co. (The)(a)	205,860	21,038,892
Wiley, (John) & Sons, Inc. (Class A Stock)	55,090	2,756,153

		58,395,712

Metals & Mining — 0.3%
BHP Billiton Ltd. (Australia)	11,673	184,367
Compass Minerals International, Inc.	35,660	2,794,674
JFE Holdings, Inc. (Japan)	145,100	1,905,737
Mytilineos Holdings SA (Greece)*	17,400	90,574
Randgold Resources Ltd. (United Kingdom)	15,200	895,659
Rio Tinto Ltd. (United Kingdom)	5,192	178,628
Rio Tinto PLC (United Kingdom)	112,600	3,778,076

		9,827,715

Multiline Retail — 0.5%
Dollar General Corp.	186,320	13,497,021
Lifestyle International Holdings Ltd. (Hong Kong)	1,921,500	2,753,102
Marui Group Co. Ltd. (Japan)	67,200	810,579

		17,060,702

Multi-Utilities — 0.3%
Alliant Energy Corp.	51,990	3,040,895
Engie (France)	169,390	2,740,827
Veolia Environnement SA (France)	89,520	2,041,617

		7,823,339

Oil, Gas & Consumable Fuels — 2.6%
BG Group PLC (United Kingdom)	201,178	2,902,161
Callon Petroleum Co.*	142,200	1,036,638
Carrizo Oil & Gas, Inc.*	37,720	1,151,969
Chevron Corp.	336,890	26,573,883
Diamondback Energy, Inc.*	39,750	2,567,850
EQT Corp.	143,060	9,265,996
Hess Corp.	126,490	6,332,089
Lundin Petroleum AB (Sweden)*	141,700	1,828,773
Marathon Petroleum Corp.	130,590	6,050,235
Occidental Petroleum Corp.	104,330	6,901,430
Oil Search Ltd. (Australia)	78,538	398,771
PDC Energy, Inc.*	31,270	1,657,623
QGEP Participacoes SA (Brazil)	251,500	386,338
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	216,413	5,108,855
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	125,374	2,964,491
Santos Ltd. (Australia)	559,327	1,582,813
Total SA (France)	91,780	4,128,550
Western Refining, Inc.	41,150	1,815,538

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Woodside Petroleum Ltd. (Australia)	6,350	$129,962
YPF SA (Argentina), ADR	6,400	97,472

		82,881,437

Personal Products — 0.7%
Edgewell Personal Care Co.	27,480	2,242,368
Estee Lauder Cos., Inc. (The) (Class A Stock)	191,070	15,415,528
L’Oreal SA (France)	12,390	2,153,568
Unilever PLC (United Kingdom)	36,900	1,502,925

		21,314,389

Pharmaceuticals — 3.6%
Akorn, Inc.*(a)	539,440	15,376,737
Astellas Pharma, Inc. (Japan)	434,000	5,617,732
Eisai Co. Ltd. (Japan)	5,500	324,508
Endo International PLC*	303,930	21,056,270
GlaxoSmithKline PLC (United Kingdom)	174,900	3,357,002
Lee’s Pharmaceutical Holdings Ltd. (Hong Kong)	503,000	650,859
Lupin Ltd. (India)	21,809	677,089
Novartis AG (Switzerland)	127,490	11,717,846
Novo Nordisk A/S (Denmark) (Class B Stock)	24,310	1,311,879
Ono Pharmaceutical Co. Ltd. (Japan)	5,000	592,827
Roche Holding AG (Switzerland)	51,392	13,643,115
Sanofi (France)	59,708	5,684,237
Santen Pharmaceutical Co. Ltd. (Japan)	73,100	981,412
Shire PLC (Ireland)	67,000	4,580,236
Sino Biopharmaceutical Ltd. (Hong Kong)	360,000	445,810
Teva Pharmaceutical Industries Ltd. (Israel), ADR	67,900	3,833,634
UCB SA (Belgium)	12,200	955,786
Valeant Pharmaceuticals International, Inc.*	120,600	21,512,628

		112,319,607

Professional Services — 0.3%
Adecco SA (Switzerland)*	52,995	3,881,120
Capita PLC (United Kingdom)	77,600	1,409,366
ManpowerGroup, Inc.	57,320	4,693,935
Seek Ltd. (Australia)	25,389	215,168

		10,199,589

Real Estate Investment Trusts (REITs) — 1.4%
Befimmo SA (Belgium)	36,978	2,270,337
Boston Properties, Inc.	146,490	17,344,416
British Land Co. PLC (The) (United Kingdom)	141,000	1,790,643
Charter Hall Retail REIT (Australia)	930,567	2,669,157
FelCor Lodging Trust, Inc.	173,340	1,225,514
Goodman Group (Australia)	83,723	346,071
Mid-America Apartment Communities, Inc.	51,270	4,197,475
NorthStar Realty Finance Corp.	249,580	3,082,313
Pennsylvania Real Estate Investment Trust	155,520	3,083,962
Piedmont Office Realty Trust, Inc. (Class A Stock)	187,150	3,348,113
Sun Communities, Inc.	52,240	3,539,782

		42,897,783

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	349,250	11,176,000

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Cheung Kong Property Holdings Ltd. (Hong Kong)	103,700	$759,740
Daiwa House Industry Co. Ltd. (Japan)	15,100	374,342
Jones Lang LaSalle, Inc.	27,830	4,001,119
Lend Lease Group (Australia)	29,463	260,842
Mitsui Fudosan Co. Ltd. (Japan)	140,000	3,837,594
Vonovia SE (Germany)	61,750	1,987,498
Wheelock & Co. Ltd. (Hong Kong)	55,000	238,861

		22,635,996

Road & Rail — 0.7%
ComfortDelGro Corp. Ltd. (Singapore)	311,800	629,893
CSX Corp.	548,600	14,757,340
East Japan Railway Co. (Japan)	14,700	1,238,705
Genesee & Wyoming, Inc. (Class A Stock)*	52,380	3,094,610
Old Dominion Freight Line, Inc.*	47,100	2,873,100

		22,593,648

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	314,100	17,718,381
Avago Technologies Ltd. (Singapore)	89,200	11,150,892
Cavium, Inc.*	65,490	4,019,121
Chipbond Technology Corp. (Taiwan)	1,173,000	1,707,011
Cirrus Logic, Inc.*	115,910	3,652,324
Eugene Technology Co. Ltd. (South Korea)	42,212	432,637
Hermes Microvision, Inc. (Taiwan)	17,000	648,023
Monolithic Power Systems, Inc.	123,020	6,298,624
NXP Semiconductor NV (Netherlands)*	211,000	18,371,770
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	436,000	1,747,347
Vanguard International Semiconductor Corp. (Taiwan)	491,000	559,213

		66,305,343

Software — 2.2%
Adobe Systems, Inc.*	234,960	19,318,411
Imperva, Inc.*	48,040	3,145,659
Nintendo Co. Ltd. (Japan)	4,000	674,207
Oracle Corp.	499,610	18,045,913
QLIK Technologies, Inc.*	112,070	4,084,951
salesforce.com, Inc.*	243,190	16,884,682
SAP SE (Germany)	31,898	2,066,481
ServiceNow, Inc.*	39,970	2,775,917
Square Enix Holdings Co. Ltd. (Japan)	19,800	491,071
Synchronoss Technologies, Inc.*(a)	69,940	2,294,032

		69,781,324

Specialty Retail — 1.2%
Cia Hering (Brazil)	150,000	531,215
Dixons Carphone PLC (United Kingdom)	143,000	919,058
Fast Retailing Co. Ltd. (Japan)	2,100	854,195
Hennes & Mauritz AB (Sweden) (Class B Stock)	47,576	1,738,255
Home Depot, Inc. (The)	151,120	17,452,849
Industria de Diseno Textil SA (Spain)	76,133	2,552,865
Lewis Group Ltd. (South Africa)	145,500	650,936
Signet Jewelers Ltd.	92,300	12,564,799

		37,264,172

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	350,860	38,699,858
Electronics For Imaging, Inc.*(a)	94,210	4,077,409

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
FUJIFILM Holdings Corp. (Japan)	23,100	$863,528
Konica Minolta, Inc. (Japan)	84,600	891,241
Lenovo Group Ltd. (China)	820,000	693,218
Samsung Electronics Co. Ltd. (South Korea)	3,808	3,653,600

		48,878,854

Textiles, Apparel & Luxury Goods — 0.6%
Best Pacific International Holdings Ltd. (China) (Class H Stock)	1,714,000	707,712
Cie Financiere Richemont SA (Switzerland)	29,947	2,330,205
Kering (France)	9,290	1,520,728
PVH Corp.	88,520	9,023,729
Samsonite International SA	35,700	116,312
Sitoy Group Holdings Ltd. (Hong Kong)	868,000	430,888
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	961,500	3,577,226

		17,706,800

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.*	122,800	3,051,580
Housing Development Finance Corp. Ltd. (India)	47,569	881,335
Kearny Financial Corp.	267,290	3,065,816

		6,998,731

Tobacco — 0.9%
Imperial Tobacco Group PLC (United Kingdom)	171,668	8,875,003
Reynolds American, Inc.	421,210	18,646,967

		27,521,970

Trading Companies & Distributors — 0.4%
MISUMI Group, Inc. (Japan)	75,100	775,028
Mitsubishi Corp. (Japan)	158,100	2,591,506
Rexel SA (France)	262,310	3,229,196
Travis Perkins PLC (United Kingdom)	58,200	1,736,267
WESCO International, Inc.*(a)	62,350	2,897,405

		11,229,402

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	103,510	324,038
Transurban Group (Australia)	84,711	593,385

		917,423

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) (Class L Stock)	737,100	612,619
Cellcom Israel Ltd. (Israel)*	38,300	240,545
KDDI Corp. (Japan)	191,100	4,277,411
SK Telecom Co. Ltd. (South Korea)	9,203	2,041,555
SoftBank Group Corp. (Japan)	59,300	2,742,021
T-Mobile US, Inc.*	251,640	10,017,788
Vodafone Group PLC (United Kingdom)	1,003,100	3,163,852

		23,095,791

TOTAL COMMON STOCKS (cost $1,965,409,217)		1,916,250,830

		Units	Value
PARTICIPATORY NOTES*(l)
Food
Kweichow Moutai Co. Ltd. (China), expiring 07/20/18		33,600	$1,005,569

Transportation
Daqin Railway Co. Ltd. (China), expiring 07/20/18		268,200	372,418

TOTAL PARTICIPATORY NOTES (cost $1,692,428)			1,377,987

		Shares
PREFERRED STOCK
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC) (cost $857,573)		804	624,118

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities — 0.1%
Capital Auto Receivables Asset Trust,
Series 2014-2, Class D
2.810%	08/20/19	307	311,110
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	811,424
Series 2014-1, Class D
2.910%	04/15/20	786	795,748
Series 2014-4, Class C
2.600%	11/16/20	434	439,610
Series 2014-4, Class D
3.100%	11/16/20	748	755,253
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	868	869,530

			3,982,675

Residential Mortgage-Backed Securities — 0.2%
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	164	170,316
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
3.957%(c)	08/17/32	369	363,036
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.125%	06/25/54	117	116,362
Series 2014-NPL3, Class A1, 144A
3.125%	04/25/53	303	301,432
Vericrest Opportunity Loan Trust,
Series 2014-NPL7, Class A1, 144A
3.375%	08/27/57	2,196	2,193,582
Series 2014-NPL9, Class A1, 144A(g)
3.375%	11/25/54	589	588,217
Series 2014-NP10, Class A1, 144A(g)
3.375%	10/25/54	565	563,516

			4,296,461

TOTAL ASSET-BACKED SECURITIES (cost $8,261,753)			8,279,136

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	791	$804,365
Series 2007-1, Class A4
5.451%	01/15/49	441	460,906
Series 2007-2, Class A4
5.784%(c)	04/10/49	880	913,101
Barclays Commercial Mortgage Trust,
Series 2015-RRI, Class C, 144A
2.257%(c)	05/15/32	246	243,614
Series 2015-RRI, Class D, 144A
3.107%(c)	05/15/32	304	301,239
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	842	878,721
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.207%(c)	12/15/27	295	288,911
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.900%(c)	12/10/49	1,000	1,055,978
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	709	726,672
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
6.014%(c)	07/10/38	930	941,103
Series 2007-GG9, Class A4
5.444%	03/10/39	2,874	2,983,206
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	398	406,268
Credit Suuisse Mortgage Capital Certificates,
Series 2015-TOWN, Class B, 144A
2.107%(c)	03/15/17	137	135,958
Series 2015-TOWN, Class C, 144A
2.457%(c)	03/15/17	134	132,874
Series 2015-TOWN, Class D, 144A
3.407%(c)	03/15/17	203	200,579
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(c)	12/15/19	520	528,588
Series 2015-NRF, Class CFX, 144A
3.495%(c)	12/15/19	523	521,453
Series 2015-NRF, Class DFX, 144A
3.495%(c)	12/15/19	518	510,879
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,699,491
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	131,954
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	110	110,324
Series 2006-GG8, Class A1A
5.547%	11/10/39	239	247,343
Series 2006-GG8, Class A4

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.560%	11/10/39	972	$998,952
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	140,411
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,297,078
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	457	470,659
Series 2007-CB18, Class A4
5.440%	06/12/47	1,015	1,051,912
Series 2007-LD11, Class A4
5.961%(c)	06/15/49	5,175	5,367,733
Series 2007-LDPX, Class A3
5.420%	01/15/49	466	483,187
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.096%(c)	07/15/44	393	415,597
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class AM
5.217%(c)	02/15/31	332	334,141
Series 2007-C1, Class A4
5.424%	02/15/40	952	988,951
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	191	196,125
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	417,570
Series 2007-7, Class A4
5.810%(c)	06/12/50	88	92,569
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	2,038	2,126,227
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	3,980	4,117,728
Series 2007-C31, Class A4
5.509%	04/15/47	1,760	1,796,010
Series 2007-C33, Class A4
6.150%(c)	02/15/51	6,282	6,563,682
Series 2007-C33, Class A5
6.150%(c)	02/15/51	1,000	1,073,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,902,288)			42,155,098

CORPORATE BONDS — 12.8%
Advertising
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20(a)	770	760,375

Aerospace & Defense
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	420	400,313
6.000%	07/15/22(a)	85	79,263
Gtd. Notes, 144A
6.500%	05/15/25	145	136,300

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
			$615,876

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44(a)	620	674,034
9.250%	08/06/19	181	225,582
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	362	365,894
3.250%	11/01/22	940	935,206
4.000%	06/12/22	554	578,885
5.700%	08/15/35	208	226,027
5.850%	08/15/45(a)	1,393	1,549,810
6.150%	09/15/43	229	260,046
6.750%	06/15/17	660	714,478
7.250%	06/15/37	610	754,694
Vector Group Ltd.,
Gtd. Notes
7.750%	02/15/21(a)	895	946,351

			7,231,007

Airlines — 0.1%
Air Canada Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
6.625%	05/15/18	275	281,875
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	365	365,684
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20	285	277,875
5.500%	10/01/19(a)	320	323,520
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20(a)	220	229,350
6.375%	06/01/18	10	10,500
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	525	539,438

			2,028,242

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.240%	06/15/18	923	920,311
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	470	473,793
6.250%	10/02/43	81	86,158
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18(a)	2,699	2,678,255
2.625%	07/10/17	150	150,348
3.000%	09/25/17	341	344,763
3.250%	05/15/18	245	247,845
3.500%	07/10/19	540	545,584
4.250%	05/15/23	280	274,285
4.375%	09/25/21(a)	2,508	2,560,623
4.750%	08/15/17	250	259,499

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	163	$163,000
1.875%	08/09/16	143	143,691
2.125%	10/02/17	180	180,623
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	420	442,050
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.400%	05/22/20(a)	2,000	1,855,416

			11,326,244

Banks — 3.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.950%	05/12/18	1,291	1,294,465
2.250%	04/21/20(a)	1,241	1,222,672
3.875%	03/22/17	285	294,432
5.650%	05/01/18	155	169,122
5.750%	12/01/17	1,085	1,172,824
5.875%	01/05/21	555	635,601
Sub. Notes
3.950%	04/21/25	700	680,985
Sub. Notes, MTN
4.250%	10/22/26	759	750,359
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18	1,008	1,007,203
Sub. Notes
5.300%	03/15/17	315	330,904
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.700%	03/05/18	1,327	1,319,188
2.300%	03/05/20	1,320	1,312,588
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22(a)	935	1,047,784
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	03/16/18(a)	3,200	3,197,840
2.750%	11/08/19(a)	600	603,896
2.875%	06/08/20	1,200	1,199,876
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
1.650%	02/05/18(a)	3,361	3,327,703
2.950%	07/23/21	1,017	1,006,644
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.700%	04/27/18(a)	536	533,214
1.800%	02/05/18	11,000	10,989,330
1.850%	11/24/17	1,404	1,407,290
6.125%	05/15/18(a)	247	273,018
Sub. Notes
4.050%	07/30/22(a)	195	198,786
4.300%	11/20/26	1,500	1,485,438
5.500%	09/13/25	227	246,904

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	546	$559,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25	933	933,669
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49(a)	1,125	1,081,406
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	532	530,514
3.750%	03/26/25(a)	530	514,712
3.800%	09/15/22(a)	940	938,927
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	360	392,083
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	3,926	3,915,164
Sub. Notes
4.500%	04/01/25(a)	1,062	1,028,943
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	902	910,731
3.200%	08/09/21	1,124	1,123,384
4.200%	08/08/23	769	791,792
Sub. Notes
7.000%	04/15/20	866	1,004,018
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	300	319,171
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19(a)	5,100	5,133,068
2.625%	01/31/19	1,467	1,485,163
2.900%	07/19/18	789	809,476
5.250%	07/27/21	123	137,175
5.750%	01/24/22	1,330	1,526,426
5.950%	01/18/18(a)	360	393,303
6.150%	04/01/18	350	385,471
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17	1,851	1,850,970
Sub. Notes
6.750%	10/01/37	600	715,751
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	342	339,261
5.250%	03/14/44	248	251,629
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	236,097
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.700%	02/26/18	2,500	2,488,275
2.000%	06/30/18	600	601,534
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	300	325,257

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20(a)	265	$267,268
Sub. Notes
3.875%	09/10/24	6,309	6,248,711
4.125%	12/15/26(a)	2,140	2,131,534
KeyBank NA,
Sr. Unsec’d. Notes
1.700%	06/01/18	3,600	3,595,014
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	869	905,867
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.800%	03/26/18	2,659	2,649,478
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20	2,409	2,420,387
5.750%	01/25/21	1,608	1,833,885
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19(a)	862	862,091
4.000%	07/23/25(a)	1,028	1,050,609
6.625%	04/01/18(a)	200	222,707
Sub. Notes
4.875%	11/01/22(a)	1,457	1,552,327
5.000%	11/24/25	1,529	1,625,668
Sub. Notes, MTN
4.100%	05/22/23	235	237,847
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.600%	06/01/18	3,600	3,593,956
2.300%	06/01/20	3,600	3,576,863
Regions Bank,
Sub. Notes
6.450%	06/26/37	525	633,687
7.500%	05/15/18	600	672,697
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	581	580,540
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	12/29/49(a)	230	229,496
Sub. Notes
5.125%	05/28/24(a)	2,463	2,482,564
6.000%	12/19/23(a)	4,444	4,731,380
6.100%	06/10/23(a)	760	816,653
6.125%	12/15/22	791	856,027
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.625%	03/13/18	2,630	2,638,032
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	584	582,880
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18(a)	1,064	1,063,459
2.350%	03/26/20(a)	3,600	3,595,453

			118,087,963

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	270	$266,625
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24(a)	905	823,550
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	290	263,900
6.500%	12/10/19	220	217,250
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	335	334,163

			1,905,488

Chemicals — 0.1%
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23(a)	435	292,537
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	1,512	1,428,840
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	576	601,730
4.250%	11/15/20	79	84,691
Evolution Escrow Issuer LLC,
Gtd. Notes, 144A
7.500%	03/15/22	445	281,463
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	365	363,175
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	210	180,600
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	85	69,913
8.250%	01/15/21(a)	105	84,000

			3,386,949

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	975	655,687
Gtd. Notes, 144A
8.000%	04/01/23	290	207,176
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	830	435,750
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	200	41,000
7.875%	11/01/26	55	11,275

			1,350,888

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22(a)	595	$526,575
4.125%	04/15/19(a)	210	211,050
4.125%	06/15/23(a)	900	810,000
5.250%	03/15/20	215	220,913
6.250%	10/15/21(a)	170	175,313
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20(a)	945	798,525
Sr. Sec’d. Notes
6.375%	12/01/19	1,805	1,732,800
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21	230	205,275
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21	900	821,250
Global Cash Access, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	01/15/22	400	372,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	160	155,600
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	525	493,500
7.000%	02/15/22	110	106,700
7.875%	03/15/21	105	109,200
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25(a)	110	102,850

			6,841,551

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes
4.625%	01/15/23	455	436,800
IHS, Inc.,
Gtd. Notes
5.000%	11/01/22	255	245,119

			681,919

Distribution/Wholesale
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
7.000%	06/15/23	455	424,287

Diversified Financial Services — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.250%	07/01/20(a)	325	324,594
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/01/25	820	788,915
4.250%	02/15/24	239	243,042
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18(a)	395	391,050
3.750%	02/01/22	718	714,214

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
4.250%	09/15/24	654	$640,920
4.750%	03/01/20(a)	634	675,210
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	155	155,387
Discover Financial Services,
Sr. Unsec’d. Notes
3.950%	11/06/24	477	469,445
5.200%	04/27/22	304	324,313
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
6.375%	10/15/21	1,060	1,070,600
6.750%	12/15/20	595	609,875
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	671	669,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	507	507,761
5.875%	02/01/22	1,565	1,574,781
6.000%	08/01/20(a)	425	436,687
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(c)	12/21/65	305	279,075
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	145	154,425
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20	196	207,613
6.850%	06/15/17	24	25,933
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20(a)	90	75,447
5.500%	01/25/23(a)	850	674,152
5.875%	03/25/21(a)	345	290,231
5.875%	10/25/24(a)	1,050	824,250
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19(a)	195	177,450
5.500%	01/15/19	535	497,216
6.125%	03/25/24	270	216,000
Peachtree Corners Funding Trust,
Gtd. Notes, 144A(g)
3.976%	02/15/25	500	503,549
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	185	185,057
3.000%	08/15/19(a)	272	274,155
3.750%	08/15/21	411	415,203
4.250%	08/15/24	414	412,457

			14,808,995

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	620	544,050
7.375%	07/01/21	360	373,500

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	287	$294,110
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	480	447,600
5.750%	01/15/25(a)	250	233,750
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	1,522	1,666,284
Dominion Resources, Inc.,
Jr. Sub. Notes
2.627%(c)	09/30/66	1,420	1,107,844
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	1,125	1,119,375
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	338	384,467
6.400%	09/15/20	775	890,336
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	960	962,400
7.375%	11/01/22(a)	1,055	1,064,231
7.625%	11/01/24(a)	1,135	1,146,350
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22(a)	585	604,120
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	160	159,718
2.850%	06/15/20	236	238,067
3.950%	06/15/25(a)	755	762,038
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,011	1,013,759
4.250%	03/15/23	1,504	1,511,863
7.375%	11/15/31	844	1,018,609
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21(a)	879	960,255
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
3.450%	07/15/20	1,323	1,280,003
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22(a)	195	177,450
6.250%	05/01/24(a)	1,690	1,491,425
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	342	375,465
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21	844	970,506
6.500%	12/15/20	276	321,698
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	770	700,700
6.500%	06/01/25	125	107,500

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)

			$21,927,473

Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23(a)	275	242,688
6.125%	06/15/25(a)	50	43,250

			285,938

Entertainment — 0.1%
Eldorado Resorts, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/01/23(a)	105	103,163
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21(a)	1,175	846,000
10.000%	12/01/22	410	357,725
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	295	290,575
Speedway Motorsports, Inc.,
Gtd. Notes
5.125%	02/01/23	320	313,600
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	245	230,300
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	740	740,000

			2,881,363

Foods — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	156	154,974
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23	1,000	920,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20	410	426,400
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24(a)	1,100	1,058,750
7.750%	10/28/20	600	615,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	240	249,000
8.250%	02/01/20(a)	590	615,075
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25	125	115,000
5.875%	07/15/24	105	98,437
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A
7.750%	01/31/23	1,090	953,750
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	295	286,150
7.750%	11/15/22(a)	145	145,000

			5,637,536

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	1,045	$1,056,756

Gas
LBC Tank Terminals Holding Netherlands BV (Belgium),
Gtd. Notes, 144A
6.875%	05/15/23	310	321,625
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	361	364,993

			686,618

Healthcare-Products — 0.1%
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19(a)	215	217,405
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	175	176,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(a)	70	62,387
5.625%	10/15/23	340	309,400
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17	550	548,895
2.000%	04/01/18	1,428	1,429,782

			2,744,619

Healthcare-Services — 0.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	445	454,438
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19	385	384,037
4.250%	10/15/19	315	318,150
6.500%	02/15/20(a)	1,760	1,918,400
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	95	91,437
5.750%	11/01/24(a)	700	691,250
Gtd. Notes, 144A
5.750%	11/01/24	105	103,687
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20	190	201,400
8.750%	01/15/23(a)	190	205,913
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20(a)	50	52,750
Sr. Unsec’d. Notes
5.000%	03/01/19(a)	125	120,938
6.750%	06/15/23(a)	270	267,975
8.125%	04/01/22	1,515	1,610,294
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.350%	07/15/22	296	305,501
3.750%	07/15/25(a)	587	606,745

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)

			$7,332,915

Holding Companies-Diversified
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23(a)	510	515,737
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	290	282,750

			798,487

Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
5.875%	11/15/24	100	102,500
Meritage Homes Corp.,
Gtd. Notes
6.000%	06/01/25	205	206,025
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	415	412,925
5.875%	04/15/23	160	160,000
TRI Pointe Holdings, Inc.,
Gtd. Notes
4.375%	06/15/19	55	53,900
5.875%	06/15/24	480	470,400
William Lyon Homes, Inc.,
Gtd. Notes
5.750%	04/15/19	580	582,900
7.000%	08/15/22	840	863,100
Gtd. Notes, 144A
7.000%	08/15/22	80	82,200

			2,933,950

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20	500	505,428
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19(a)	1,031	1,036,953
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	517	539,940
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	205	227,322
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	334	366,097
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	260	303,676
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	100	110,299
Massachusetts Mutual Life Insurance Co. (The),
Sub. Notes, 144A
4.500%	04/15/65	607	558,417

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21	820	$910,589
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	209	254,501
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	123	183,352
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	589,990
6.000%	02/10/20	1,594	1,799,664
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,010,180
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	209	211,905
4.125%	11/01/24	303	308,870
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	751	844,787
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	440	421,300

			10,183,270

Internet
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23	305	304,237

Iron/Steel
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22(a)	160	151,200
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	165	156,338
5.500%	10/01/24	80	73,350
6.125%	08/15/19(a)	260	265,850

			646,738

Leisure Time
24 Hour Holdings III LLC,
Gtd. Notes, 144A
8.000%	06/01/22	255	196,350
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23(a)	435	411,075

			607,425

Lodging — 0.1%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20	120	114,000

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes
9.375%	05/01/22	225	$176,063
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21(a)	190	190,950
MCE Finance Ltd. (Hong Kong),
Gtd. Notes, 144A
5.000%	02/15/21(a)	940	827,200
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21(a)	1,055	915,872

			2,224,085

Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19(a)	540	518,400

Machinery-Diversified
CNH Industrial Capital LLC,
Gtd. Notes, 144A
3.875%	07/16/18	335	328,300

Media — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22(a)	200	193,102
6.625%	02/15/23(a)	290	278,944
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	630	587,475
Sr. Sec’d. Notes, 144A
9.875%	12/15/20	320	342,400
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)	200	176,625
7.750%	05/15/22(a)	1,380	1,255,800
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23(a)	275	264,000
Altice US Finance II Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25(a)	200	177,000
Altice US Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	07/15/25	200	176,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	115	106,087
Gtd. Notes, 144A
5.125%	05/01/23(a)	465	428,683
5.875%	05/01/27	25	23,187
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	350	346,500
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21(a)	1,390	1,438,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	200	$224,095
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	71	67,384
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	870	748,200
10.625%	03/15/23	290	246,500
Sr. Unsec’d. Notes
5.500%	12/15/16(a)	830	771,900
6.875%	06/15/18	30	25,800
10.000%	01/15/18(a)	425	225,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21	672	734,160
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	215	208,013
6.000%	05/15/22(a)	450	433,687
6.250%	05/15/24(a)	200	192,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	570	588,525
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21(a)	759	774,180
4.500%	09/15/42	149	117,803
5.500%	09/01/41	107	95,830
5.850%	05/01/17	157	166,160
6.550%	05/01/37(a)	219	215,185
6.750%	07/01/18	295	328,260
7.300%	07/01/38	405	424,189
8.250%	04/01/19	1,167	1,359,872
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	500	499,020
5.375%	10/15/41	556	583,453
6.200%	03/15/40	320	367,659
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	285	267,188
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/23	1,215	1,190,254

			16,650,020

Metal Fabricate/Hardware
JMC Steel Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18	310	210,800

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	542	516,255
5.400%	04/15/21	466	477,650

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
4.100%	05/01/23	279	$246,890
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23(a)	2,900	2,897,906
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20(a)	785	525,950
7.250%	05/15/22	370	229,400
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	315	304,763
7.875%	11/01/22	285	273,600
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22(a)	420	351,750

			5,824,164

Miscellaneous Manufacturing
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23	405	419,534
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19	35	33,206

			452,740

Oil & Gas — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	245	210,700
Gtd. Notes, 144A
5.625%	06/01/23	145	127,237
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	115	91,425
5.625%	06/01/24	125	98,750
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	1,303	1,304,513
2.248%	11/01/16	880	890,219
4.500%	10/01/20	324	356,191
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20(a)	125	80,390
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	105	91,423
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	592	645,699
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	287	187,267
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	145	141,737

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	165	$157,575
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	385	229,075
6.375%	08/15/21	300	189,000
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	10/30/24	445	432,979
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	740	684,500
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	520	383,822
7.750%	09/01/22	285	228,000
9.375%	05/01/20(a)	1,020	877,200
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20(a)	540	448,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	95	80,750
5.750%	10/01/25	230	202,400
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22(a)	490	275,625
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	560	142,800
6.500%	05/15/19	80	22,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	330	359,592
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21	390	392,340
5.875%	06/01/24	587	584,065
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	54	51,147
5.950%	04/01/25(a)	344	269,228
6.950%	04/01/45	332	249,108
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20	165	165,000
Pacific Drilling V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	12/01/17	270	183,600
Petrobras Global Finance BV (Brazil),
Gtd. Notes
1.953%(c)	05/20/16	432	407,160
3.250%	03/17/17(a)	807	712,178
4.375%	05/20/23(a)	6,637	4,330,643
5.375%	01/27/21(a)	2,031	1,477,553
5.625%	05/20/43	555	339,938
5.875%	03/01/18	233	192,225
6.125%	10/06/16	900	870,300

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.250%	03/17/44(a)	1,581	$1,048,519
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	580	465,450
6.375%	01/23/45	1,807	1,623,409
6.500%	06/02/41	1,584	1,456,963
Gtd. Notes, 144A
3.500%	07/23/20(a)	5,565	5,400,554
5.625%	01/23/46(a)	500	406,925
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	745	664,451
Gtd. Notes, 144A
7.250%	05/01/23(a)	405	379,688
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	275	270,215
4.050%	01/23/20(a)	499	496,150
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20(a)	340	334,900
6.375%	04/01/23	110	107,250
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	440	375,650
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16	136	134,300
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	360	349,200
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19(a)	420	365,400

			33,043,253

Oil & Gas Services — 0.1%
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	180	152,100
6.000%	10/01/22	540	452,250
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19(a)	710	456,175
Forum Energy Technologies, Inc.,
Gtd. Notes
6.250%	10/01/21	295	247,800
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	225	223,313

			1,531,638

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	292	292,059
Ball Corp.,
Gtd. Notes
5.250%	07/01/25(a)	355	349,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
6.000%	06/15/17	210	$205,537
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.,
Gtd. Notes, 144A
10.125%	07/15/20	145	121,800
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23(a)	215	210,700
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23(a)	230	231,437
6.375%	08/15/25	230	232,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21(a)	185	184,538
Sr. Sec’d. Notes
5.750%	10/15/20(a)	190	191,900

			2,020,166

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.800%	05/14/18(a)	1,949	1,943,590
3.600%	05/14/25(a)	535	527,653
Actavis Funding SCS,
Gtd. Notes
1.850%	03/01/17	1,876	1,880,324
2.350%	03/12/18	1,323	1,328,264
3.000%	03/12/20(a)	531	531,465
3.450%	03/15/22	789	779,956
3.800%	03/15/25	788	761,239
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	169	168,584
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	165	158,606
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25(a)	200	194,250
Endo Ltd./ Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23(a)	200	197,500
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	1,254	1,353,932
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	295	309,772
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21	200	197,461
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	430	417,906
6.125%	04/15/25(a)	370	352,425

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)

			$11,102,927

Pipelines — 0.6%
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
2.450%	06/01/18	146	146,282
3.300%	06/01/20(a)	696	698,076
4.500%	06/01/25	218	211,615
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	1,094	986,319
5.350%	03/15/20	2,325	2,252,581
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17(a)	194	177,915
2.700%	04/01/19	399	357,137
3.875%	03/15/23	232	193,777
5.600%	04/01/44	841	680,677
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19	221	209,931
3.900%	05/15/24	234	206,356
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	509	514,617
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	235	195,050
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	159	158,544
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22(a)	440	412,940
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21	185	177,831
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	129	132,096
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19(a)	3,505	3,441,304
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	109	99,982
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23(a)	230	199,525
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20	60	59,023
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	11/15/23	400	348,000
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24(a)	240	213,600
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.625%	03/01/25(a)	450	$396,563
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21	270	253,800
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Gtd. Notes
4.400%	06/15/21	102	105,485
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23(a)	500	449,042
5.650%	03/01/20(a)	350	378,892
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	100	101,391
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21(a)	170	164,475
Gtd. Notes, 144A
6.750%	03/15/24	340	324,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	295	289,838
Gtd. Notes, 144A
6.250%	10/15/22(a)	510	497,250
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	467	499,881
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	217	168,277
4.550%	06/24/24(a)	2,358	1,869,731
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	50	50,891
4.300%	03/04/24	463	420,072

			18,043,466

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	144	142,276
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,449,035
5.000%	03/15/23	800	804,122
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	295	299,691
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	80	78,614

			2,773,738

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	156,735
4.600%	04/01/22	94	98,783

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	500	$498,968
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	255	266,858
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19	388	375,422
4.250%	07/15/22	155	152,967
6.125%	04/15/20	540	590,359
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	427	421,437
4.100%	10/01/24	780	763,721
4.550%	10/01/29	780	765,738
4.950%	04/15/18	425	449,610
5.700%	05/01/17	264	278,106
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22	161	156,187
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	155	132,525
Corporate Office Properties LP,
Gtd. Notes
5.000%	07/01/25	389	390,008
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	332	316,410
4.625%	07/15/22	253	264,981
4.750%	04/15/18	700	740,766
9.625%	03/15/16	142	147,016
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	547	546,394
5.250%	03/15/21	134	145,888
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	206,985
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	1,400	1,371,261
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	483,710
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	457	458,759
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	345	355,350
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19	770	789,593
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	1,500	1,467,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	$1,127,150
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	431,791
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	254	258,468
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	1,022	994,276
4.125%	06/15/22	169	173,153
4.750%	10/01/20	2,168	2,342,273
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	311	310,344
3.150%	05/15/23	634	570,598
4.500%	04/18/22	908	906,395
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	120,141
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25	254	248,158
4.950%	04/01/24	210	212,284
Gtd. Notes, 144A
4.500%	04/01/27	1,998	1,901,515
5.250%	01/15/26	930	945,373
Retail Opportunity Investments Partnership LP,
Gtd. Notes
4.000%	12/15/24	160	156,505
5.000%	12/15/23	114	119,225
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	535	557,738
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	484	479,196
3.875%	12/01/23	272	272,452
6.125%	06/01/20	335	382,983
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	203	196,182
4.125%	01/15/26	264	266,113
4.375%	02/01/45	121	110,642
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	168	176,741
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	96	94,879
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	180	180,897
4.700%	09/15/17	76	80,082
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	844	814,252

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.600%	04/01/24	1,267	$1,292,052

			28,513,910

Retail — 0.1%
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	630	663,075
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23(a)	240	249,000
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20(a)	1,355	1,219,500
7.400%	04/01/37	475	365,750
8.125%	10/01/19(a)	600	600,000
Walgreens Boots Alliance, Inc.,
Gtd. Notes
1.750%	11/17/17(a)	179	179,663
2.700%	11/18/19	405	410,466
3.300%	11/18/21	480	486,328

			4,173,782

Semiconductors
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22	30	29,587
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23(a)	325	298,935
5.250%	01/15/24	230	211,025
5.625%	01/15/26	230	207,000
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25	245	229,994

			976,541

Software
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	285	285,567
6.125%	11/01/23(a)	230	231,150
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23(a)	290	276,950
MSCI, Inc.,
Gtd. Notes, 144A
5.750%	08/15/25	100	100,750
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	300	299,250
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23	125	127,188

			1,320,855

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20	530	557,825
8.875%	01/01/20	320	342,400
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.450%	03/15/29(a)	1,250	$1,237,500
6.500%	01/15/28	440	440,000
AT&T, Inc.,
Sr. Unsec’d. Notes
2.450%	06/30/20(a)	512	504,109
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17(a)	37	38,017
6.000%	04/01/17(a)	92	94,530
6.150%	09/15/19	203	201,985
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	495	426,937
8.250%	09/30/20	225	208,125
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	240	216,000
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)	1,635	1,491,937
7.000%	02/15/20	400	395,000
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21(a)	1,012	958,870
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	303	311,202
7.995%	06/01/36	3,365	3,471,199
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	350	364,000
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25	325	326,625
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	160	132,000
7.250%	10/15/20	195	178,913
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	285	188,100
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22	205	199,363
Gtd. Notes, 144A
5.125%	05/01/23(a)	350	334,687
5.375%	05/01/25(a)	115	109,178
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25	615	555,037
Sable International Finance Ltd. (United Kingdom),
Gtd. Notes, 144A
6.875%	08/01/22(a)	200	201,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	2,065	1,481,638
8.750%	03/15/32	1,395	1,084,613
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20(a)	500	500,000

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
9.000%	11/15/18	140	$146,902
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	580	449,138
7.875%	09/15/23(a)	590	477,531
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	385	371,525
6.375%	03/01/25(a)	485	465,600
6.464%	04/28/19	570	579,975
6.500%	01/15/24	235	227,803
6.542%	04/28/20(a)	410	416,663
6.625%	04/01/23	530	524,700
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	1,066	1,069,163
3.450%	03/15/21(a)	1,958	2,004,951
4.500%	09/15/20	7,432	8,050,974
5.012%	08/21/54	10,000	9,101,440
6.550%	09/15/43	603	712,411
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	410	404,875
Sr. Sec’d. Notes, 144A
4.750%	07/15/20(a)	620	613,800

			42,168,741

Transportation — 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21	610	564,250
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19(a)	695	507,350
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	760	611,800
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22(a)	85	76,500
OPE KAG Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/31/23	505	512,575

			2,272,475

TOTAL CORPORATE BONDS (cost $417,360,430)			401,627,110

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
3.375%	09/26/16	580	576,375
5.500%	07/12/20	3,200	2,895,040
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19(a)	500	458,100
5.750%	09/26/23(a)	529	436,425

Interest Rate	Maturity Date			Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	2,422		$2,464,385

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,392,084)					6,830,325

MUNICIPAL BONDS — 0.9%
California — 0.3%
State of California,
General Obligation Unlimited
7.550%	04/01/39		2,475		3,576,994
7.600%	11/01/40		195		286,102
7.625%	03/01/40		2,990		4,296,211
General Obligation Unlimited, BABs
7.300%	10/01/39		600		829,716

					8,989,023

Illinois — 0.6%
City of Chicago,
General Obligation Unlimited
5.432%	01/01/42		515		437,410
6.314%	01/01/44		3,190		2,916,968
7.781%	01/01/35		120		125,249
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16		445		444,306
3.600%	12/01/19		385		383,244
4.350%	06/01/18		420		430,941
4.950%	06/01/23		780		787,316
5.100%	06/01/33		6,225		5,834,132
5.365%	03/01/17		20		20,824
5.665%	03/01/18		455		486,058
5.877%	03/01/19		1,250		1,362,650
General Obligation Unlimited, BABs
6.200%	07/01/21		320		342,006
6.630%	02/01/35		1,765		1,830,552
6.725%	04/01/35		1,415		1,473,581
7.350%	07/01/35		735		801,812

					17,677,049

TOTAL MUNICIPAL BONDS (cost $28,345,373)					26,666,072

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/45		7,869		7,965,902
3.500%	04/01/42-06/01/45		6,890		7,196,981
4.000%	06/01/24-05/01/43		4,464		4,781,460
4.500%	05/01/39-03/01/44		2,345		2,555,371
5.000%	11/01/35-07/01/41		1,987		2,211,292
5.500%	03/01/34-06/01/41		1,389		1,540,450
6.500%	09/01/39		155		176,865
Federal National Mortgage Assoc.
1.500%	06/22/20	(a)	13,193		13,192,987
2.500%	01/01/28-08/01/43		10,875		11,066,161
2.500%	TBA		700		713,628
3.000%	02/01/29-08/01/45		14,894		15,201,747
3.000%	TBA		700		728,930

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	TBA		7,900	$8,006,156
3.500%	12/01/25-08/01/45		11,096	11,679,111
3.500%	TBA		1,074	1,134,857
3.500%	TBA		21,500	22,427,858
4.000%	09/01/26-07/01/45		13,571	14,536,893
4.000%	TBA		6,200	6,613,416
4.500%	12/01/23-04/01/45		8,992	9,797,358
4.500%	TBA		8,900	9,647,739
5.000%	09/01/23-11/01/44		5,072	5,593,647
5.000%	TBA		1,100	1,211,998
5.500%	01/01/23-04/01/39		1,585	1,775,093
6.000%	02/01/34-02/01/38		1,155	1,314,579
6.500%	07/01/32-08/01/36		1,794	2,089,837
Government National Mortgage Assoc.
3.000%	07/20/42-07/20/45		4,736	4,850,531
3.500%	05/20/42-08/20/45		7,999	8,404,064
3.500%	TBA		9,200	9,639,513
4.000%	08/20/40-07/20/45		5,118	5,487,468
4.000%	TBA		6,400	6,818,627
4.500%	05/15/39-07/20/41		2,347	2,552,249
5.000%	07/15/39-06/15/41		873	971,660
5.500%	06/15/35		404	460,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $200,157,552)				202,345,422

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds
2.875%	08/15/45		17,220	17,211,476
4.500%	02/15/36		8,072	10,584,200
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/24		24,603	24,932,039
0.250%	01/15/25		5,389	5,204,488
0.375%	07/15/23-07/15/25		5,004	4,987,006
0.625%	07/15/21-01/15/24		5,512	5,752,265
1.125%	01/15/21		2,321	2,631,318
1.250%	07/15/20		2,023	2,324,076
1.375%	07/15/18-01/15/20		2,320	2,679,301
1.625%	01/15/18		1,000	1,179,362
1.875%	07/15/19		1,063	1,268,877
2.125%	01/15/19		940	1,113,064
2.375%	01/15/17-01/15/25		2,617	3,555,737
2.625%	07/15/17		937	1,130,196
U.S. Treasury Notes
0.250%	04/15/16		28,237	28,246,939
0.500%	08/31/16		24,230	24,256,823
0.625%	08/15/16-09/30/17		52,033	52,098,821
1.000%	09/15/18		21,853	21,903,087
1.375%	09/30/20		12,045	12,042,181
1.625%	07/31/20		29,570	29,931,168
1.750%	09/30/22		17,341	17,331,965
2.000%	08/15/25		11,531	11,470,047
3.000%	05/15/45	(a)	24,681	25,257,523

TOTAL U.S. TREASURY OBLIGATIONS
(cost $307,981,304)				307,091,959

		Value
TOTAL LONG-TERM INVESTMENTS
(cost $2,981,360,002)		$2,913,248,057

	Shares
SHORT-TERM INVESTMENT — 14.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $459,951,728; includes $182,001,335 of cash collateral received for securities on loan)(b)(w)	459,951,728	459,951,728

TOTAL INVESTMENTS — 107.4% (cost $3,441,311,730)		3,373,199,785
Liabilities in excess of other assets(x) — (7.4)%		(233,206,526)

NET ASSETS — 100.0%		$3,139,993,259

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,424,889; cash collateral of $182,001,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Positions:
877	Mini MSCI EAFE Index	Dec. 2015	$75,013,968	$72,330,575	$(2,683,393)
1,235	S&P 500 E-Mini	Dec. 2015	119,812,600	117,862,225	(1,950,375)

					$(4,633,768)

(1) Cash of $9,101,300 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,451,072,129	$465,178,701	$—
Participatory Notes	—	1,377,987	—
Preferred Stock	—	624,118	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	3,982,675	—
Residential Mortgage-Backed Securities	—	4,296,461	—
Commercial Mortgage-Backed Securities	—	42,155,098	—
Corporate Bonds	—	400,957,122	669,988
Foreign Government Bonds	—	6,830,325	—
Municipal Bonds	—	26,666,072	—
U.S. Government Agency Obligations	—	202,345,422	—
U.S. Treasury Obligations	—	307,091,959	—
Affiliated Money Market Mutual Fund	459,951,728	—	—
Other Financial Instruments*
Futures	(4,633,768)	—	—

Total	$1,906,390,089	$1,461,505,940	$669,988

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 57.8%
Aerospace & Defense — 1.0%
Boeing Co. (The)	99,891	$13,080,726
Engility Holdings, Inc.	56,100	1,446,258
Finmeccanica SpA (Italy)*	460,200	5,763,026
Huntington Ingalls Industries, Inc.	33,061	3,542,486
Lockheed Martin Corp.	25,592	5,305,478
Meggitt PLC (United Kingdom)	341,230	2,461,672
Rolls-Royce Holdings PLC (United Kingdom)*	229,365	2,352,858
Safran SA (France)	77,601	5,834,977
Senior PLC (United Kingdom)	147,000	559,755
Teledyne Technologies, Inc.*	14,900	1,345,470
Textron, Inc.	114,439	4,307,484
Zodiac Aerospace (France)	99,902	2,293,787

		48,293,977

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	115,890	990,859
FedEx Corp.	72,314	10,411,770
Hub Group, Inc. (Class A Stock)*	32,370	1,178,592
United Parcel Service, Inc. (Class B Stock)	34,403	3,395,232

		15,976,453

Airlines — 0.1%
Copa Holdings SA (Panama) (Class A Stock)	3,070	128,725
International Consolidated Airlines Group SA (United Kingdom)*	360,862	3,232,966
United Continental Holdings, Inc.*	63,907	3,390,266

		6,751,957

Auto Components — 0.8%
Bridgestone Corp. (Japan)	94,400	3,266,822
Continental AG (Germany)	27,551	5,884,536
Cooper Tire & Rubber Co.	46,930	1,854,204
Delphi Automotive PLC (United Kingdom)	71,713	5,453,057
Denso Corp. (Japan)	35,800	1,516,448
ElringKlinger AG (Germany)	17,100	329,268
Exedy Corp. (Japan)	32,000	709,929
Gentherm, Inc.*	21,310	957,245
HI-LEX Corp. (Japan)	20,900	612,980
Hyundai Wia Corp. (South Korea)	8,843	966,359
Johnson Controls, Inc.	135,504	5,604,445
Kinugawa Rubber Industrial Co. Ltd. (Japan)	124,000	616,004
Motorcar Parts of America, Inc.*	42,240	1,323,802
NHK Spring Co. Ltd. (Japan)	92,500	896,924
Tenneco, Inc.*	117,460	5,258,684
Valeo SA (France)	12,785	1,735,919

		36,986,626

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	300,400	107,600
Brilliance China Automotive Holdings Ltd. (China)	280,000	332,877
Fuji Heavy Industries Ltd. (Japan)	70,500	2,536,907
Great Wall Motor Co. Ltd. (China) (Class H Stock)	228,500	254,957
Hyundai Motor Co. (South Korea)	2,680	372,413
Isuzu Motors Ltd. (Japan)	155,600	1,562,539
Renault SA (France)	42,351	3,055,758

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Suzuki Motor Corp. (Japan)	117,900	$3,625,419
Toyota Motor Corp. (Japan)	237,900	13,928,549
Yamaha Motor Co. Ltd. (Japan)	79,500	1,599,402

		27,376,421

Banks — 4.5%
African Bank Investments Ltd. (South Africa)*	219,400	—
Australia & New Zealand Banking Group Ltd. (Australia)	150,734	2,879,952
Banca Popolare dell’Emilia Romagna SC (Italy)	85,800	707,598
Bank Handlowy w Warszawie SA (Poland)	9,161	195,211
Bank Hapoalim BM (Israel)	134,087	674,743
Bank Leumi Le-Israel BM (Israel)*	235,485	878,987
Bank of China Ltd. (China) (Class H Stock)	1,119,000	482,550
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	971,900	575,458
Banque Cantonale Vaudoise (Switzerland)*	1,550	914,959
Barclays Africa Group Ltd. (South Africa)	22,711	279,249
Barclays PLC (United Kingdom)	1,041,084	3,852,822
Boston Private Financial Holdings, Inc.	134,460	1,573,182
Capitec Bank Holdings Ltd. (South Africa)	11,724	424,314
China Construction Bank Corp. (China) (Class H Stock)	916,000	611,277
Citigroup, Inc.	315,915	15,672,543
Commercial International Bank Egypt SAE (Egypt), GDR	59,376	362,194
Dah Sing Financial Holdings Ltd. (Hong Kong)	156,400	856,630
Danske Bank A/S (Denmark)	188,374	5,692,728
DBS Group Holdings Ltd. (Singapore)	705,100	8,048,253
E. Sun Financial Holding Co. Ltd. (Taiwan)	552,000	325,363
FinecoBank Banca Fineco SpA (Italy)	97,276	646,460
First Citizens BancShares, Inc. (Class A Stock)	5,570	1,258,820
First Foundation, Inc.*	12,800	291,456
First Northwest Bancorp*	97,400	1,205,812
FirstMerit Corp.	129,390	2,286,321
Great Western Bancorp, Inc.	88,700	2,250,319
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	56,800	278,609
Hang Seng Bank Ltd. (Hong Kong)	386,800	6,977,271
Hanmi Financial Corp.	74,140	1,868,328
HDFC Bank Ltd. (India), ADR	3,934	240,328
HSBC Holdings PLC (United Kingdom)	1,264,349	9,537,860
Independent Bank Corp.	66,330	979,031
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	785,000	453,498
ING Groep NV (Netherlands), CVA	492,714	6,964,603
Intesa Sanpaolo SpA (Italy)	2,378,494	8,402,550
Investors Bancorp, Inc.	114,153	1,408,648
JPMorgan Chase & Co.	326,236	19,890,609
Jyske Bank A/S (Denmark)*	14,500	802,265
Kasikornbank PCL (Thailand)	82,000	385,864
KBC Groep NV (Belgium)	55,233	3,493,063
Komercni Banka A/S (Czech Republic)	1,800	390,135
Lloyds Banking Group PLC (United Kingdom)	8,034,316	9,146,723
M&T Bank Corp.(a)	35,840	4,370,688
Metropolitan Bank & Trust Co. (Philippines)	88,518	154,641

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,870,300	$11,300,801
Mizrahi Tefahot Bank Ltd. (Israel)	364,054	4,304,793
Nordea Bank AB (Sweden)	724,260	8,080,219
Opus Bank	37,180	1,421,763
Regions Financial Corp.	542,299	4,886,114
Sberbank of Russia (Russia)*	358,106	414,101
Seven Bank Ltd. (Japan)	1,306,100	5,652,898
Shinhan Financial Group Co. Ltd. (South Korea)	5,896	206,195
Shinsei Bank Ltd. (Japan)	856,000	1,759,633
Societe Generale SA (France)	140,564	6,281,978
SpareBank 1 SR-Bank ASA (Norway)	66,800	332,887
Sumitomo Mitsui Financial Group, Inc. (Japan)	77,500	2,938,824
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	660,000	2,418,930
Suruga Bank Ltd. (Japan)	54,700	1,017,827
Swedbank AB (Sweden) (Class A Stock)	205,734	4,550,907
Synovus Financial Corp.	40,181	1,189,358
TCF Financial Corp.	64,900	983,884
U.S. Bancorp	92,900	3,809,829
Unione di Banche Italiane ScpA (Italy)	265,674	1,885,097
United Overseas Bank Ltd. (Singapore)	165,000	2,154,423
Wells Fargo & Co.	144,386	7,414,221
Western Alliance Bancorp*	43,080	1,322,987
Westpac Banking Corp. (Australia)	368,393	7,738,813

		210,758,397

Beverages — 1.6%
AMBEV SA (Brazil)	66,300	325,772
Anheuser-Busch InBev NV (Belgium)	95,969	10,206,889
Asahi Group Holdings Ltd. (Japan)	232,000	7,526,837
Britvic PLC (United Kingdom)	125,365	1,288,375
Coca-Cola Bottling Co. Consolidated	8,100	1,566,378
Coca-Cola Co. (The)	107,760	4,323,331
Coca-Cola East Japan Co. Ltd. (Japan)	35,300	570,320
Cott Corp. (Canada)	79,700	861,202
Diageo PLC (United Kingdom)	484,941	13,028,828
Dr. Pepper Snapple Group, Inc.	33,770	2,669,519
Fomento Economico Mexicano SAB de CV (Mexico) (UTS)	22,200	198,481
Monster Beverage Corp.*	64,317	8,691,799
PepsiCo, Inc.	142,221	13,411,440
SABMiller PLC (United Kingdom)	115,655	6,549,270
Suntory Beverage & Food Ltd. (Japan)	111,900	4,299,094

		75,517,535

Biotechnology — 0.9%
Ablynx NV (Belgium)*	41,700	537,609
Alder Biopharmaceuticals, Inc.*	40,300	1,320,228
Amicus Therapeutics, Inc.*(a)	94,200	1,317,858
Anthera Pharmaceuticals, Inc.*	74,300	452,487
Biogen, Inc.*	2,800	817,068
BioMarin Pharmaceutical, Inc.*	68,809	7,246,964
Blueprint Medicines Corp.*(a)	26,300	561,242
DBV Technologies SA (France)*	11,300	799,126
DBV Technologies SA (France), ADR*	59,200	2,106,928
Gilead Sciences, Inc.	96,908	9,515,397
Global Blood Therapeutics, Inc.*(a)	9,400	396,304
Loxo Oncology, Inc.*(a)	11,500	201,020

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Medivation, Inc.*	118,330	$5,029,025
Medy-Tox, Inc. (South Korea)	1,592	575,885
Neurocrine Biosciences, Inc.*	30,870	1,228,317
NewLink Genetics Corp.*(a)	18,140	650,138
Radius Health, Inc.*	23,800	1,649,578
Seres Therapeutics, Inc.*(a)	20,700	613,548
Swedish Orphan Biovitrum AB (Sweden)*	94,200	1,245,130
TESARO, Inc.*(a)	12,100	485,210
uniQure NV (Netherlands)*	17,000	347,650
Vertex Pharmaceuticals, Inc.*	51,579	5,371,437

		42,468,149

Building Products — 0.2%
American Woodmark Corp.*	13,480	874,448
Builders FirstSource, Inc.*	85,466	1,083,709
Cie de Saint-Gobain (France)	105,538	4,580,412
Wienerberger AG (Austria)	41,100	724,213

		7,262,782

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*	15,595	2,666,589
Ameriprise Financial, Inc.	46,926	5,121,034
Artisan Partners Asset Management, Inc. (Class A Stock)	28,600	1,007,578
Ashmore Group PLC (United Kingdom)(a)	178,124	665,001
Brewin Dolphin Holdings PLC (United Kingdom)	115,900	451,143
CETIP SA - Mercados Organizados (Brazil)	30,511	253,123
Cowen Group, Inc. (Class A Stock)*(a)	170,000	775,200
E*Trade Financial Corp.*	66,950	1,762,793
GAM Holding AG (Switzerland)*	49,309	867,915
GCA Savvian Corp. (Japan)	99,200	1,241,217
Goldman Sachs Group, Inc. (The)	19,944	3,465,469
Julius Baer Group Ltd. (Switzerland)*	75,199	3,414,938
Lazard Ltd. (Class A Stock), MLP	54,929	2,378,426
Macquarie Group Ltd. (Australia)	125,511	6,802,104
National Holdings Corp.*	79,296	218,064
Om Asset Management PLC	61,600	949,872
Partners Group Holding AG (Switzerland)	11,332	3,840,857
Schroders PLC (United Kingdom)	55,648	2,364,592
Sun Hung Kai & Co. Ltd. (Hong Kong)	654,000	448,851
UBS Group AG (Switzerland)	321,548	5,944,821
Virtus Investment Partners, Inc.	5,510	553,755
Vontobel Holding AG (Switzerland)	24,677	1,250,432

		46,443,774

Chemicals — 1.4%
Arkema SA (France)	16,846	1,091,930
Ashland, Inc.	54,995	5,533,597
Clariant AG (Switzerland)*	187,017	3,149,754
Croda International PLC (United Kingdom)	63,845	2,619,789
Cytec Industries, Inc.	11,500	849,275
Daicel Corp. (Japan)	174,200	2,138,446
Elementis PLC (United Kingdom)	195,006	659,468
Ferro Corp.*	105,070	1,150,517
Frutarom Industries Ltd. (Israel)	15,300	578,956
Incitec Pivot Ltd. (Australia)	1,417,990	3,908,335
Israel Corp. Ltd. (The) (Israel)	1,361	326,367
Johnson Matthey PLC (United Kingdom)	45,058	1,670,558
JSR Corp. (Japan)	136,500	1,967,635
K+S AG (Germany)	157,172	5,273,685

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LG Chem Ltd. (South Korea)	2,729	$661,505
LyondellBasell Industries NV (Class A Stock)	127,443	10,623,648
Methanex Corp. (Canada)	17,600	583,194
Nihon Parkerizing Co. Ltd. (Japan)	103,200	843,818
Nippon Shokubai Co. Ltd. (Japan)	12,200	829,650
Nitto Denko Corp. (Japan)	33,900	2,030,364
Nufarm Ltd. (Australia)	131,759	756,855
Sumitomo Chemical Co. Ltd. (Japan)	660,000	3,337,441
Symrise AG (Germany)	39,510	2,380,618
Syngenta AG (Switzerland)	22,964	7,357,913
Tokyo Ohka Kogyo Co. Ltd. (Japan)	10,400	275,696
Tronox Ltd. (Class A Stock)	33,500	146,395
Yara International ASA (Norway)	83,250	3,321,063

		64,066,472

Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd. (Japan)	36,500	1,054,116
Babcock International Group PLC (United Kingdom)	55,015	761,087
Copart, Inc.*	30,100	990,290
Deluxe Corp.	45,492	2,535,724
InnerWorkings, Inc.*	111,630	697,688
KAR Auction Services, Inc.	26,760	949,980
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	9,363	955,811
Multi-Color Corp.	48,640	3,720,474
Progressive Waste Solutions Ltd. (Canada)	13,700	362,288
Prosegur Cia de Seguridad SA (Spain)	94,900	456,973
Regus PLC (United Kingdom)	362,940	1,688,559
Sato Holdings Corp. (Japan)	43,700	814,415
Shanks Group PLC (United Kingdom)	320,860	445,335
Stericycle, Inc.*(a)	38,075	5,304,228
Team, Inc.*	40,030	1,285,764

		22,022,732

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd. (China)*	144,500	90,285
Calix, Inc.*	50,200	391,058
Cisco Systems, Inc.	420,851	11,047,339
Ruckus Wireless, Inc.*(a)	78,300	930,204

		12,458,886

Construction & Engineering — 0.2%
Balfour Beatty PLC (United Kingdom)	161,600	615,258
Boustead Projects Ltd. (Singapore)*	212,658	109,837
EMCOR Group, Inc.	130,806	5,788,166
Furmanite Corp.*	167,096	1,015,944
Gamuda Bhd (Malaysia)	328,500	328,032
Monadelphous Group Ltd. (Australia)	29,360	127,481
Taisei Corp. (Japan)	259,000	1,688,444

		9,673,162

Construction Materials — 0.1%
Adelaide Brighton Ltd. (Australia)	124,215	380,994
BBMG Corp. (China) (Class H Stock)	269,000	185,629
James Hardie Industries PLC (Ireland), CDI	465,660	5,621,035
Martin Marietta Materials, Inc.	4,670	709,607

		6,897,265

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.2%
Acom Co. Ltd. (Japan)*	331,900	$1,698,292
AEON Financial Service Co. Ltd. (Japan)	27,600	546,094
Capital One Financial Corp.	85,617	6,208,945
Regional Management Corp.*	18,746	290,563

		8,743,894

Containers & Packaging — 0.2%
FP Corp. (Japan)	17,500	648,661
Graphic Packaging Holding Co.	105,850	1,353,822
Nampak Ltd. (South Africa)	87,000	161,778
WestRock Co.	146,351	7,528,296

		9,692,557

Distributors — 0.1%
Core-Mark Holding Co., Inc.	26,920	1,761,914
Genuine Parts Co.	55,098	4,567,073

		6,328,987

Diversified Consumer Services — 0.1%
Carriage Services, Inc.	40,850	881,951
G8 Education Ltd. (Australia)(a)	140,470	289,613
Houghton Mifflin Harcourt Co.*(a)	67,000	1,360,770
Service Corp. International	49,830	1,350,393
ServiceMaster Global Holdings, Inc.*	18,100	607,255
TAL Education Group (China), ADR*	4,000	128,600

		4,618,582

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	158,001	20,603,330
Bolsa Mexicana de Valores SAB de CV (Mexico)	185,400	290,851
Challenger Ltd. (Australia)	189,281	955,234
Deutsche Boerse AG (Germany)	28,662	2,471,939
Fubon Financial Holding Co. Ltd. (Taiwan)	207,000	324,046
IG Group Holdings PLC (United Kingdom)	66,946	780,216
London Stock Exchange Group PLC (United Kingdom)	89,908	3,295,501
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	301,400	1,327,801
Moody’s Corp.	52,390	5,144,698
Nasdaq, Inc.	158,718	8,464,431
ORIX Corp. (Japan)	507,700	6,548,996
Ricoh Leasing Co. Ltd. (Japan)	38,600	1,045,951

		51,252,994

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	102,344	3,334,368
BCE, Inc. (Canada)	102,600	4,199,335
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,402,834	6,512,344
Cogent Communications Holdings, Inc.	31,230	848,207
Deutsche Telekom AG (Germany)	450,679	8,022,815
FairPoint Communications, Inc.*(a)	50,266	774,599
HKT Trust & HKT Ltd. (Hong Kong)	6,199,000	7,366,764
Iliad SA (France)	9,784	1,979,238
Infrastrutture Wireless Italiane SpA (Italy), 144A*	112,100	550,769
Inmarsat PLC (United Kingdom)	166,621	2,478,716
Orange SA (France)	292,400	4,432,591
PCCW Ltd. (Hong Kong)	7,629,000	3,927,073
Singapore Telecommunications Ltd. (Singapore)	1,334,500	3,377,774

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telecom Italia SpA (Italy)*	3,000,564	$3,697,691
Telefonica Deutschland Holding AG (Germany)	363,370	2,222,009
Telefonica SA (Spain)	158,885	1,927,601
TeliaSonera AB (Sweden)	404,809	2,185,071
Telkom SA SOC Ltd. (South Africa)	101,619	488,572
Telstra Corp. Ltd. (Australia)	2,440,890	9,650,567
TELUS Corp. (Canada)	114,000	3,592,132
Verizon Communications, Inc.	393,712	17,130,409

		88,698,645

Electric Utilities — 1.5%
American Electric Power Co., Inc.	269,856	15,344,012
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	572,000	5,126,699
Duke Energy Corp.	57,170	4,112,810
Edison International	239,807	15,124,628
Eversource Energy	36,770	1,861,297
Exelon Corp.	130,900	3,887,730
Iberdrola SA (Spain)	694,299	4,626,292
OGE Energy Corp.	155,400	4,251,744
Portland General Electric Co.	33,720	1,246,628
Power Assets Holdings Ltd. (Hong Kong)	477,000	4,513,789
PPL Corp.	114,350	3,760,971
Red Electrica Corp. SA (Spain)	25,571	2,123,319
Spark Infrastructure Group (Australia)	894,056	1,180,705
Xcel Energy, Inc.	133,447	4,725,358

		71,885,982

Electrical Equipment — 0.3%
EnerSys	28,440	1,523,815
LS Industrial Systems Co. Ltd. (South Korea)	11,065	425,226
Nidec Corp. (Japan)	53,200	3,658,350
OSRAM Licht AG (Germany)	110,875	5,744,283
PKC Group OYJ (Finland)	49,000	889,734
Preformed Line Products Co.	9,280	344,752
Prysmian SpA (Italy)	26,200	541,539
Vestas Wind Systems A/S (Denmark)	44,561	2,316,683

		15,444,382

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc.*	43,317	2,394,564
Azbil Corp. (Japan)	25,400	642,933
CDW Corp.	45,390	1,854,635
Hamamatsu Photonics KK (Japan)	3,300	74,683
Hitachi Ltd. (Japan)	892,000	4,501,059
Ingenico Group (France)	7,087	856,372
Ingram Micro, Inc. (Class A Stock)	143,637	3,912,672
Keyence Corp. (Japan)	4,200	1,875,629
Kudelski SA (Switzerland)	77,764	1,065,915
Largan Precision Co. Ltd. (Taiwan)	2,000	156,090
Murata Manufacturing Co. Ltd. (Japan)	14,800	1,911,783
Oxford Instruments PLC (United Kingdom)	53,547	470,525
PAX Global Technology Ltd. (Hong Kong)	215,000	224,152
Sunny Optical Technology Group Co. Ltd. (China)	94,000	188,312
TDK Corp. (Japan)	36,200	2,047,394

		22,176,718

Energy Equipment & Services — 0.5%
Aker Solutions ASA (Norway)	75,600	261,640

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Amec Foster Wheeler PLC (United Kingdom)	188,338	$2,045,860
Boustead Singapore Ltd. (Singapore)	708,860	373,789
Cameron International Corp.*	101,668	6,234,282
Dril-Quip, Inc.*	8,220	478,568
Essential Energy Services Trust (Canada)	226,100	115,210
Eurasia Drilling Co. Ltd. (Russia), GDR, RegS	13,041	121,540
Helix Energy Solutions Group, Inc.*	49,460	236,913
John Wood Group PLC (United Kingdom)	30,714	286,327
Pason Systems, Inc. (Canada)	23,000	323,327
RigNet, Inc.*(a)	29,160	743,580
RPC, Inc.	43,300	383,205
Schlumberger Ltd.	181,846	12,541,919
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,500	367,244
Trican Well Service Ltd. (Canada)	25,600	13,045
Western Energy Services Corp. (Canada)	53,300	205,292

		24,731,741

Food & Staples Retailing — 1.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	151,000	6,944,076
Chefs’ Warehouse, Inc. (The)*(a)	27,990	396,338
China Resources Enterprise Ltd. (China)	76,000	141,404
Costco Wholesale Corp.	38,080	5,505,226
CP ALL PCL (Thailand)	87,100	114,589
CVS Health Corp.	200,834	19,376,465
George Weston Ltd. (Canada)	57,200	4,627,435
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	32,300	486,739
Koninklijke Ahold NV (Netherlands)	193,264	3,770,222
Kroger Co. (The)	308,654	11,133,150
Lawson, Inc. (Japan)	55,700	4,109,692
Loblaw Cos. Ltd. (Canada)	95,400	4,911,903
Magnit OJSC (Russia)*	635	112,949
Natural Grocers By Vitamin Cottage, Inc.*(a).	31,530	715,416
North West Co., Inc. (The) (Canada)	32,300	681,580
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	12,700	543,532
Seven & I Holdings Co. Ltd. (Japan)	109,400	4,992,268
Sundrug Co. Ltd. (Japan)	22,900	1,205,531
Sysco Corp.	103,600	4,037,292
Tesco PLC (United Kingdom)	1,349,332	3,747,885
United Natural Foods, Inc.*	10,100	489,951

		78,043,643

Food Products — 2.0%
Archer-Daniels-Midland Co.	226,521	9,389,295
Chocoladefabriken Lindt & Sprungli AG (Switzerland)*	769	4,508,751
ConAgra Foods, Inc.	81,061	3,283,781
Dairy Crest Group PLC (United Kingdom)	97,255	895,946
Danone SA (France)	144,707	9,134,411
Diamond Foods, Inc.*	36,200	1,117,132
General Mills, Inc.(a)	76,270	4,281,035
Gruma SAB de CV (Mexico) (Class B Stock)	31,300	430,482
Hershey Co. (The)	46,380	4,261,394
Hormel Foods Corp.	57,170	3,619,433
Inventure Foods, Inc.*	50,600	449,328

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)(a)	38,080	$4,344,547
Kellogg Co.	61,770	4,110,793
Kerry Group PLC (Ireland) (Class A Stock)	59,668	4,488,879
Mead Johnson Nutrition Co.	112,692	7,933,517
Nestle SA (Switzerland)	213,195	16,033,477
NH Foods Ltd. (Japan)	120,000	2,448,827
Nissin Foods Holdings Co. Ltd. (Japan)	25,700	1,182,276
Ottogi Corp. (South Korea)	594	522,133
Saputo, Inc. (Canada)	119,000	2,612,739
SunOpta, Inc. (Canada)*	104,300	506,898
Super Group Ltd. (Singapore)	452,000	245,125
Toyo Suisan Kaisha Ltd. (Japan)	179,800	6,816,586

		92,616,785

Gas Utilities — 0.3%
Atmos Energy Corp.	183,000	10,646,940
Aygaz A/S (Turkey)	51,100	164,639
ENN Energy Holdings Ltd. (China)	60,000	288,944
Infraestructura Energetica Nova SAB de CV (Mexico)	28,000	114,618
New Jersey Resources Corp.	35,300	1,060,059
South Jersey Industries, Inc.	43,280	1,092,820

		13,368,020

Health Care Equipment & Supplies — 1.3%
Becton, Dickinson and Co.	24,300	3,223,638
Boston Scientific Corp.*	464,324	7,619,557
C.R. Bard, Inc.	16,858	3,140,814
Cooper Cos., Inc. (The)	26,100	3,885,246
Hoya Corp. (Japan)	148,800	4,873,482
Medtronic PLC	255,771	17,121,311
Merit Medical Systems, Inc.*	45,010	1,076,189
Nagaileben Co. Ltd. (Japan)	21,000	388,561
Olympus Corp. (Japan)	112,900	3,522,290
Sartorius Stedim Biotech (France)	9,500	2,827,452
Sonova Holding AG (Switzerland)	31,391	4,042,160
Sysmex Corp. (Japan)	68,300	3,607,043
Teleflex, Inc.	9,720	1,207,321
Zimmer Biomet Holdings, Inc.	39,900	3,747,807

		60,282,871

Health Care Providers & Services — 2.3%
Addus HomeCare Corp.*	47,400	1,476,510
Aetna, Inc.	95,089	10,403,687
Air Methods Corp.*(a)	125,591	4,281,397
Almost Family, Inc.*	12,100	484,605
Amplifon SpA (Italy)	56,800	429,890
Amsurg Corp.*	24,700	1,919,437
Capital Senior Living Corp.*	58,200	1,166,910
Cardinal Health, Inc.	94,217	7,237,750
Civitas Solutions, Inc.*	63,000	1,443,960
DaVita HealthCare Partners, Inc.*	52,400	3,790,092
Diplomat Pharmacy, Inc.*(a)	13,000	373,490
Express Scripts Holding Co.*	50,300	4,072,288
Fagron (Belgium)	12,000	228,774
Fresenius SE & Co. KGaA (Germany)	154,249	10,354,453
Hanger, Inc.*	34,110	465,260
HCA Holdings, Inc.*	113,346	8,768,447
HealthSouth Corp.	52,300	2,006,751
Henry Schein, Inc.*	33,200	4,406,304
Laboratory Corp. of America Holdings*	35,700	3,872,379

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	84,574	$15,648,727
MEDNAX, Inc.*	15,800	1,213,282
Miraca Holdings, Inc. (Japan)	153,700	6,518,158
Molina Healthcare, Inc.*(a)	25,030	1,723,316
Netcare Ltd. (South Africa)	42,476	111,529
PharMerica Corp.*	39,000	1,110,330
Providence Service Corp. (The)*	33,060	1,440,755
Raffles Medical Group Ltd. (Singapore)	483,602	1,536,481
Ryman Healthcare Ltd. (New Zealand)	909,693	4,261,004
Ship Healthcare Holdings, Inc. (Japan)	20,900	450,615
Surgical Care Affiliates, Inc.*	31,530	1,030,716
Team Health Holdings, Inc.*	23,480	1,268,624
Tsukui Corp. (Japan)	54,900	527,686
UnitedHealth Group, Inc.	37,300	4,327,173
US Physical Therapy, Inc.	21,670	972,766

		109,323,546

Health Care Technology — 0.1%
CompuGroup Medical AG (Germany)	37,200	1,229,929
MedAssets, Inc.*	50,100	1,005,006

		2,234,935

Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	62,889	2,948,706
Brinker International, Inc.(a)	54,060	2,847,340
Buffalo Wild Wings, Inc.*	10,100	1,953,643
Cafe de Coral Holdings Ltd. (Hong Kong)	182,000	609,107
Carrols Restaurant Group, Inc.*	75,080	893,452
Chipotle Mexican Grill, Inc.*	6,870	4,948,117
ClubCorp Holdings, Inc.	57,000	1,223,220
Denny’s Corp.*	123,350	1,360,551
DineEquity, Inc.	8,100	742,446
Fiesta Restaurant Group, Inc.*	19,763	896,647
Flight Centre Travel Group Ltd. (Australia)(a)	112,475	2,864,815
Genting Hong Kong Ltd. (Hong Kong)	1,257,000	408,525
InterContinental Hotels Group PLC (United Kingdom)	53,325	1,847,408
Interval Leisure Group, Inc.	48,940	898,538
Jack in the Box, Inc.	51,764	3,987,899
Kuoni Reisen Holding AG (Switzerland)*	4,220	790,925
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	195,700	4,392,592
Melia Hotels International SA (Spain)	125,600	1,752,197
MGM China Holdings Ltd. (Macau)	997,600	1,162,125
OPAP SA (Greece)	34,583	313,474
Restaurant Group PLC (The) (United Kingdom)	63,200	646,651
Ruth’s Hospitality Group, Inc.	83,110	1,349,706
Sonic Corp.	97,046	2,227,206
Whitbread PLC (United Kingdom)	30,800	2,182,062
Wyndham Worldwide Corp.	120,294	8,649,139
Yum! Brands, Inc.	57,170	4,570,741

		56,467,232

Household Durables — 0.6%
De’ Longhi (Italy)	22,800	560,203
Dorel Industries, Inc. (Canada) (Class B Stock)	15,000	353,728
Ethan Allen Interiors, Inc.	34,400	908,504
Helen of Troy Ltd.*	21,800	1,946,740

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Installed Building Products, Inc.*	59,400	$1,501,632
Libbey, Inc.	26,900	877,209
M/I Homes, Inc.*	31,550	743,949
Redrow PLC (United Kingdom)	154,283	1,067,213
Sony Corp. (Japan)	227,100	5,566,704
Taylor Wimpey PLC (United Kingdom)	2,662,881	7,889,499
Techtronic Industries Co. Ltd. (Hong Kong)	1,487,500	5,545,482

		26,960,863

Household Products — 0.7%
Church & Dwight Co., Inc.	56,900	4,773,910
Colgate-Palmolive Co.	169,194	10,737,051
LG Household & Health Care Ltd. (South Korea)	376	272,107
Procter & Gamble Co. (The)	81,188	5,840,665
PZ Cussons PLC (United Kingdom)	89,859	395,403
Reckitt Benckiser Group PLC (United Kingdom)	47,391	4,297,677
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	155,950	4,363,814

		30,680,627

Independent Power & Renewable Electricity Producers
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	70,000	21,498
Boralex, Inc. (Canada) (Class A Stock)	65,100	621,974
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	342,000	126,780

		770,252

Industrial Conglomerates — 0.5%
Alliance Global Group, Inc. (Philippines)	1,088,300	357,554
CK Hutchison Holdings Ltd. (Hong Kong)	392,364	5,103,728
Danaher Corp.	131,426	11,198,809
General Electric Co.	160,837	4,056,309
Roper Technologies, Inc.	17,200	2,695,240

		23,411,640

Insurance — 2.1%
ACE Ltd.	41,505	4,291,617
AIA Group Ltd. (Hong Kong)	1,362,000	7,083,422
American International Group, Inc.	108,149	6,145,026
AMP Ltd. (Australia)	995,869	3,911,372
Assicurazioni Generali SpA (Italy)	202,825	3,710,948
Assurant, Inc.	15,800	1,248,358
Aviva PLC (United Kingdom)	644,688	4,409,374
AXA SA (France)	265,300	6,441,243
Baloise Holding AG (Switzerland)	13,860	1,588,412
BB Seguridade Participacoes SA (Brazil)	31,000	193,061
Cathay Financial Holding Co. Ltd. (Taiwan)	534,000	731,392
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	168,800	629,683
Direct Line Insurance Group PLC (United Kingdom)	337,810	1,916,781
Dongbu Insurance Co. Ltd. (South Korea)	6,799	352,622
Euler Hermes Group (France)	9,400	871,800
First American Financial Corp.	43,900	1,715,173
Intact Financial Corp. (Canada)	61,700	4,333,101
James River Group Holdings Ltd.	20,100	540,489
Lancashire Holdings Ltd. (United Kingdom)	44,589	466,402
MetLife, Inc.	145,102	6,841,559

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
National Western Life Insurance Co. (Class A Stock)	3,100	$690,370
Prudential PLC (United Kingdom)	222,356	4,690,925
Reinsurance Group of America, Inc.	66,232	5,999,957
Sampo OYJ (Finland) (Class A Stock)	72,300	3,499,130
SCOR SE (France)	13,500	484,791
Sony Financial Holdings, Inc. (Japan)	148,400	2,435,679
St James’s Place PLC (United Kingdom)	207,013	2,664,279
StanCorp Financial Group, Inc.	18,910	2,159,522
Third Point Reinsurance Ltd. (Bermuda)*(a)	46,500	625,425
Tokio Marine Holdings, Inc. (Japan)	39,800	1,486,928
Travelers Cos., Inc. (The)	62,185	6,189,273
Zurich Insurance Group AG (Switzerland)*	30,350	7,451,116

		95,799,230

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	6,197	3,172,182
Cj O Shopping Co. Ltd. (South Korea)	1,775	277,917
Qunar Cayman Islands Ltd. (China), ADR*	6,400	192,448
Vipshop Holdings Ltd. (China), ADS*	30,200	507,360

		4,149,907

Internet Software & Services — 1.3%
58.com, Inc. (China), ADR*	5,300	249,365
Alibaba Group Holding Ltd. (China), ADR*	4,500	265,365
Bankrate, Inc.*(a)	50,740	525,159
Cornerstone OnDemand, Inc.*	42,100	1,389,300
Criteo SA (France), ADR*(a)	19,088	716,564
eBay, Inc.*	28,200	689,208
Facebook, Inc. (Class A Stock)*	190,062	17,086,574
GMO internet, Inc. (Japan)	65,900	854,039
Gogo, Inc.*(a)	76,100	1,162,808
Google, Inc. (Class A Stock)*	27,536	17,578,156
Google, Inc. (Class C Stock)*	18,467	11,235,692
Internet Initiative Japan, Inc. (Japan)	21,400	383,444
IntraLinks Holdings, Inc.*	108,670	900,874
MaxPoint Interactive, Inc.*	67,300	274,584
Points International Ltd. (Canada)*(a)	22,565	245,056
Rocket Internet SE (Germany), 144A*	41,952	1,350,628
Tencent Holdings Ltd. (China)	89,600	1,510,352
United Internet AG (Germany)	118,547	6,010,175

		62,427,343

IT Services — 1.4%
Alten SA (France)	21,200	1,088,877
Amadeus IT Holding SA (Spain) (Class A Stock)	83,808	3,590,788
Cap Gemini SA (France)	43,881	3,918,716
Cielo SA (Brazil)	28,760	267,397
Cognizant Technology Solutions Corp. (Class A Stock)*	71,054	4,448,691
EPAM Systems, Inc.*	12,700	946,404
Everi Holdings, Inc.*	109,060	559,478
EVERTEC, Inc. (Puerto Rico)	68,600	1,239,602
Fidelity National Information Services, Inc.	68,200	4,574,856
Genpact Ltd.*	69,200	1,633,812
Global Payments, Inc.	39,606	4,543,996
Heartland Payment Systems, Inc.	25,550	1,609,906
Leidos Holdings, Inc.	22,700	937,737
MasterCard, Inc. (Class A Stock)	95,000	8,561,400
MAXIMUS, Inc.	27,400	1,631,944

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Nomura Research Institute Ltd. (Japan)	37,950	$1,456,796
Obic Co. Ltd. (Japan)	37,700	1,724,559
Syntel, Inc.*	56,060	2,540,079
Total System Services, Inc.	259,381	11,783,679
Vantiv, Inc. (Class A Stock)*	49,400	2,219,048
Virtusa Corp.*	35,920	1,843,055
Visa, Inc. (Class A Stock)	61,495	4,283,742

		65,404,562

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	40,400	1,027,608
Arctic Cat, Inc.	20,500	454,690
Brunswick Corp.	58,240	2,789,114
Merida Industry Co. Ltd. (Taiwan)	27,000	145,803
Vista Outdoor, Inc.*	18,300	813,069

		5,230,284

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	98,266	1,614,510
Lonza Group AG (Switzerland)*	1,638	214,932
Quintiles Transnational Holdings, Inc.*	48,700	3,388,059
Tecan Group AG (Switzerland)	10,370	1,460,131

		6,677,632

Machinery — 0.8%
Alfa Laval AB (Sweden)	316,790	5,186,126
Andritz AG (Austria)	46,113	2,077,906
Bodycote PLC (United Kingdom)	78,469	653,878
Commercial Vehicle Group, Inc.*	70,330	283,430
Cummins, Inc.	28,706	3,116,897
Deutz AG (Germany)	134,900	452,679
GEA Group AG (Germany)	32,869	1,253,315
Global Brass & Copper Holdings, Inc.	34,940	716,619
Glory Ltd. (Japan)	37,000	874,496
IHI Corp. (Japan)	794,000	2,040,291
Interpump Group SpA (Italy)	59,400	792,144
Luxfer Holdings PLC (United Kingdom), ADR	37,900	408,941
Makita Corp. (Japan)	57,600	3,063,910
Minebea Co. Ltd. (Japan)	163,000	1,730,310
Mitsubishi Heavy Industries Ltd. (Japan)	525,000	2,347,926
NGK Insulators Ltd. (Japan)	158,000	3,023,394
Nippon Thompson Co. Ltd. (Japan)	76,000	315,134
NN, Inc.	42,100	778,850
OC Oerlikon Corp. AG (Switzerland)*	42,350	416,024
Sandvik AB (Sweden)	412,156	3,510,894
Singamas Container Holdings Ltd. (Hong Kong)	2,594,000	336,436
Sulzer AG (Switzerland)	15,514	1,520,157
THK Co. Ltd. (Japan)	38,400	611,655
Weir Group PLC (The) (United Kingdom)	92,926	1,648,636

		37,160,048

Media — 1.3%
Aimia, Inc. (Canada)	48,000	420,112
Altice NV (Netherlands) (Class A Stock)*	101,229	2,118,057
Altice NV (Netherlands) (Class B Stock)*	90,873	2,027,286
Axel Springer SE (Germany)	32,640	1,825,280
Comcast Corp. (Class A Stock)	274,471	15,611,910
CTS Eventim AG & Co. KGaA (Germany)	18,779	696,531
Daiichikosho Co. Ltd. (Japan)	23,100	818,763
Dentsu, Inc. (Japan)	47,000	2,412,046

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
GFK SE (Germany)	12,500	$437,561
Grupo Televisa SAB (Mexico) (UTS)	22,000	114,575
Informa PLC (United Kingdom)	113,169	963,560
Interpublic Group of Cos., Inc. (The)	137,482	2,630,031
IPSOS (France)	31,500	618,726
ITV PLC (United Kingdom)	1,954,027	7,281,567
MDC Partners, Inc. (Class A Stock)(a)	63,300	1,166,619
Mediaset Espana Comunicacion SA (Spain)	88,200	964,202
Megacable Holdings SAB de CV (Mexico) (UTS)	46,300	168,439
Naspers Ltd. (South Africa) (Class N Stock)	8,469	1,061,396
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,528,000	325,208
Pico Far East Holdings Ltd. (Hong Kong)	2,392,000	555,558
ProSiebenSat.1 Media SE (Germany)	70,116	3,441,705
Quebecor, Inc. (Canada) (Class B Stock)	40,400	884,289
RELX NV (United Kingdom)	126,882	2,072,880
Rightmove PLC (United Kingdom)	17,700	978,928
Singapore Press Holdings Ltd. (Singapore)	469,800	1,268,051
Smiles SA (Brazil)	8,200	62,196
Starz (Class A Stock)*	109,710	4,096,572
Technicolor SA (France)	63,700	440,576
Vivendi SA (France)	151,153	3,581,092

		59,043,716

Metals & Mining — 0.6%
Compass Minerals International, Inc.	13,900	1,089,343
Copper Mountain Mining Corp. (Canada)*(a)	103,100	30,903
Detour Gold Corp. (Canada)*	45,000	479,843
Dominion Diamond Corp. (Canada)	57,500	614,425
Dowa Holdings Co. Ltd. (Japan)	72,000	545,605
Eldorado Gold Corp. (Canada)	1,057,100	3,390,324
Fresnillo PLC (Mexico)	243,033	2,177,104
Gem Diamonds Ltd. (United Kingdom)	142,500	251,673
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	105,300	254,702
Hitachi Metals Ltd. (Japan)	158,700	1,842,971
MMC Norilsk Nickel PJSC (Russia), ADR	14,780	212,389
POSCO (South Korea)	2,504	354,053
Randgold Resources Ltd. (United Kingdom)	104,754	6,172,622
Real Industry, Inc.*(a)	36,600	322,812
Rio Tinto Ltd. (United Kingdom)	30,903	1,063,204
Rio Tinto PLC (United Kingdom)	105,045	3,524,582
Silver Wheaton Corp. (Canada)	335,800	4,036,142
Steel Dynamics, Inc.	23,400	402,012
Tahoe Resources, Inc.	38,400	296,668

		27,061,377

Multiline Retail — 0.4%
B&M European Value Retail SA (Luxembourg)	157,990	779,491
Burlington Stores, Inc.*	20,000	1,020,800
Dollar General Corp.	99,360	7,197,638
Don Quijote Holdings Co. Ltd. (Japan)	55,300	2,083,468
Lifestyle International Holdings Ltd. (Hong Kong)	393,500	563,802
Target Corp.	65,663	5,165,052

		16,810,251

Multi-Utilities — 0.4%
Alliant Energy Corp.	57,171	3,343,932

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Centrica PLC (United Kingdom)	1,018,877	$3,539,595
CMS Energy Corp.(a)	133,446	4,713,313
Sempra Energy	38,080	3,683,098
Suez Environnement Co. (France)	251,249	4,514,811
YTL Corp. Bhd (Malaysia)	764,000	278,232

		20,072,981

Oil, Gas & Consumable Fuels — 1.8%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	101,600	684,784
Ardmore Shipping Corp. (Ireland)	49,828	601,922
BG Group PLC (United Kingdom)	520,896	7,514,361
Carrizo Oil & Gas, Inc.*	31,300	955,902
Chevron Corp.	65,886	5,197,088
CNOOC Ltd. (China) (Class H Stock)	766,000	788,695
Cosan SA Industria e Comercio (Brazil)	34,200	172,100
DHT Holdings, Inc.	55,200	409,584
Diamondback Energy, Inc.*	25,200	1,627,920
EOG Resources, Inc.	87,576	6,375,533
Euronav NV (Belgium)	66,000	923,208
Exxon Mobil Corp.	90,143	6,702,132
Lundin Petroleum AB (Sweden)*	174,473	2,251,739
Marathon Petroleum Corp.	161,258	7,471,083
NovaTek OAO (Russia), GDR, RegS	7,605	700,040
PDC Energy, Inc.*	19,100	1,012,491
Petroleo Brasileiro SA (Brazil)*	125,300	270,543
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	428,623	10,118,489
San-Ai Oil Co. Ltd. (Japan)	106,000	724,783
Santos Ltd. (Australia)(a)	846,458	2,395,351
Sasol Ltd. (South Africa)	5,285	148,047
Statoil ASA (Norway)	208,526	3,040,120
Total SA (France)	287,384	12,927,427
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	17,043	417,723
Valero Energy Corp.	161,959	9,733,736
World Fuel Services Corp.	28,120	1,006,696

		84,171,497

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	47,000	560,337
Empresas CMPC SA (Chile)	118,179	304,160
International Paper Co.	117,858	4,453,854
KapStone Paper and Packaging Corp.	34,100	562,991
Mondi PLC (South Africa)	134,671	2,822,585

		8,703,927

Personal Products — 0.9%
Amorepacific Corp. (South Korea)	1,699	553,651
Beiersdorf AG (Germany)	36,948	3,275,125
Edgewell Personal Care Co.	31,400	2,562,240
Estee Lauder Cos., Inc. (The) (Class A Stock)	176,331	14,226,385
L’Oreal SA (France)	27,943	4,856,913
Unilever NV (United Kingdom), CVA	203,063	8,139,823
Unilever PLC (United Kingdom)	197,836	8,057,794

		41,671,931

Pharmaceuticals — 3.6%
Akorn, Inc.*(a)	116,498	3,320,776
Allergan PLC*	19,100	5,191,571
Astellas Pharma, Inc. (Japan)	794,600	10,285,369

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany)	71,544	$9,179,031
Bristol-Myers Squibb Co.	122,763	7,267,570
Cempra, Inc.*	19,370	539,261
Eli Lilly & Co.	55,900	4,678,271
Endo International PLC*	129,682	8,984,369
GlaxoSmithKline PLC (United Kingdom)	212,905	4,086,464
Hikma Pharmaceuticals PLC (Jordan)	148,712	5,137,053
Horizon Pharma PLC*(a)	37,000	733,340
IGI Laboratories, Inc.*(a)	102,100	667,734
Johnson & Johnson	90,852	8,481,034
Medicines Co. (The)*	15,300	580,788
Mitsubishi Tanabe Pharma Corp. (Japan)	286,100	5,048,997
Novartis AG (Switzerland)	212,132	19,497,452
Novo Nordisk A/S (Denmark) (Class B Stock)	208,527	11,253,071
Roche Holding AG (Switzerland)	26,930	7,149,149
Sagent Pharmaceuticals, Inc.*	24,980	382,943
Sanofi (France)	132,910	12,653,113
Santen Pharmaceutical Co. Ltd. (Japan)	410,200	5,507,184
Shire PLC (Ireland)	120,507	8,238,068
Shire PLC (Ireland), ADR	18,374	3,770,896
Sino Biopharmaceutical Ltd. (Hong Kong)	100,000	123,836
Teva Pharmaceutical Industries Ltd. (Israel)	75,417	4,262,125
Teva Pharmaceutical Industries Ltd. (Israel), ADR	207,531	11,717,200
Valeant Pharmaceuticals International, Inc.*	45,682	8,148,755

		166,885,420

Professional Services — 0.6%
Adecco SA (Switzerland)*	34,000	2,490,010
Capita PLC (United Kingdom)	132,264	2,402,171
CBIZ, Inc.*	128,660	1,263,441
Huron Consulting Group, Inc.*	20,000	1,250,600
ManpowerGroup, Inc.	88,505	7,247,674
Meitec Corp. (Japan)	47,900	1,670,778
On Assignment, Inc.*	27,000	996,300
Robert Half International, Inc.	90,444	4,627,115
Seek Ltd. (Australia)	227,637	1,929,191
Sthree PLC (United Kingdom)	79,310	416,916
Teleperformance (France)	22,000	1,669,311

		25,963,507

Real Estate Investment Trusts (REITs) — 2.1%
Agree Realty Corp.	6,200	185,070
Alexandria Real Estate Equities, Inc.	16,800	1,422,456
Alstria Office REIT AG (Germany)*	80,200	1,043,796
American Residential Properties, Inc.	13,600	234,872
Annaly Capital Management, Inc.	432,700	4,270,749
Armada Hoffler Properties, Inc.	123,554	1,207,123
Ashford Hospitality Prime, Inc.	18,400	258,152
AvalonBay Communities, Inc.	8,000	1,398,560
Boardwalk Real Estate Investment Trust (Canada)	7,500	308,093
Boston Properties, Inc.	51,300	6,073,920
British Land Co. PLC (The) (United Kingdom)	316,601	4,020,704
Camden Property Trust	1,100	81,290
Care Capital Properties, Inc.	3,100	102,083
Cedar Realty Trust, Inc.	66,070	410,295
Coresite Realty Corp.	54,470	2,801,937
Cousins Properties, Inc.	67,800	625,116

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Daiwa Office Investment Corp. (Japan)	187	$903,505
DCT Industrial Trust, Inc.	43,950	1,479,357
Digital Realty Trust, Inc.	17,950	1,172,494
Dream Industrial Real Estate Investment Trust (Canada)	24,300	143,669
DuPont Fabros Technology, Inc.	1,000	25,880
Equity LifeStyle Properties, Inc.	25,430	1,489,435
Equity Residential	8,200	615,984
Essex Property Trust, Inc.	9,650	2,156,003
Eurocommercial Properties NV (Netherlands), CVA	19,898	869,708
Extra Space Storage, Inc.	22,200	1,712,952
Federal Realty Investment Trust	9,700	1,323,565
FelCor Lodging Trust, Inc.	236,040	1,668,803
Fortune Real Estate Investment Trust (Hong Kong)	561,000	526,565
General Growth Properties, Inc.	13,100	340,207
Geo Group, Inc. (The)	8,000	237,920
Goodman Group (Australia)	212,203	877,147
Great Portland Estates PLC (United Kingdom)	84,941	1,099,527
Hansteen Holdings PLC (United Kingdom)	337,907	617,404
HCP, Inc.	47,500	1,769,375
Healthcare Realty Trust, Inc.	17,300	429,905
Host Hotels & Resorts, Inc.	14,200	224,502
Investa Office Fund (Australia)	167,832	466,592
Kite Realty Group Trust	11,625	276,791
Liberty Property Trust	14,500	456,895
Macerich Co. (The)	8,300	637,606
Mack-Cali Realty Corp.	96,600	1,823,808
Medical Properties Trust, Inc.	98,700	1,091,622
Mid-America Apartment Communities, Inc.	13,400	1,097,058
Nippon Prologis REIT, Inc. (Japan)	1,578	2,863,261
NorthStar Realty Finance Corp.	70,900	875,615
Outfront Media, Inc.	20,300	422,240
Parkway Properties, Inc.	43,200	672,192
Pebblebrook Hotel Trust	10,100	358,045
ProLogis, Inc.	8,500	330,650
Public Storage	30,060	6,361,598
Ramco-Gershenson Properties Trust	17,758	266,548
Redwood Trust, Inc.(a)	104,280	1,443,235
RLJ Lodging Trust	45,500	1,149,785
Sabra Health Care REIT, Inc.	72,400	1,678,232
Segro PLC (United Kingdom)	228,897	1,489,217
Senior Housing Properties Trust	29,400	476,280
Simon Property Group, Inc.	25,000	4,593,000
SL Green Realty Corp.	17,800	1,925,248
STORE Capital Corp.	81,600	1,685,856
Sun Communities, Inc.(a)	35,752	2,422,555
Taubman Centers, Inc.	7,550	521,554
Terreno Realty Corp.	20,100	394,764
UDR, Inc.	112,800	3,889,344
Urban Edge Properties	57,325	1,237,647
Ventas, Inc.	89,400	5,011,764
VEREIT, Inc.	139,100	1,073,852
Warehouses De Pauw SCA (Belgium)	8,010	621,247
Welltower, Inc.	4,800	325,056
Westfield Corp. (Australia)	472,904	3,327,693
WP Carey, Inc.	14,600	844,026

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP GLIMCHER, Inc.	87,925	$1,025,205

		97,264,204

Real Estate Management & Development — 1.1%
Aeon Mall Co. Ltd. (Japan)	76,800	1,179,750
CapitaLand Ltd. (Singapore)	713,100	1,346,489
Castellum AB (Sweden)	89,300	1,257,024
CBRE Group, Inc. (Class A Stock)*	93,053	2,977,696
Cheung Kong Property Holdings Ltd. (Hong Kong)	354,864	2,599,849
China Vanke Co. Ltd. (China) (Class H Stock)	196,500	422,150
Daito Trust Construction Co. Ltd. (Japan)	41,300	4,196,278
Forest City Enterprises, Inc. (Class A Stock)*	109,140	2,196,988
Goldcrest Co. Ltd. (Japan)	24,900	463,399
Grand City Properties SA (Germany)	70,100	1,347,703
Hongkong Land Holdings Ltd. (Hong Kong)	360,000	2,379,600
Howard Hughes Corp. (The)*	4,210	483,055
Hulic Co. Ltd. (Japan)	43,700	395,324
Hysan Development Co. Ltd. (Hong Kong)	1,290,000	5,371,399
Jones Lang LaSalle, Inc.	34,659	4,982,924
Kennedy-Wilson Holdings, Inc.	47,050	1,043,099
Leopalace21 Corp. (Japan)*	392,100	1,829,632
Longfor Properties Co. Ltd. (China)	141,500	179,167
Mitsui Fudosan Co. Ltd. (Japan)	134,000	3,673,125
PSP Swiss Property AG (Switzerland)*	5,913	486,113
Sino Land Co. Ltd. (Hong Kong)	1,014,000	1,543,927
Sun Hung Kai Properties Ltd. (Hong Kong)	387,000	5,047,762
Tokyo Tatemono Co. Ltd. (Japan)	88,000	1,049,240
Vonovia SE (Germany)	115,726	3,724,780

		50,176,473

Road & Rail — 0.4%
ComfortDelGro Corp. Ltd. (Singapore)	1,922,400	3,883,598
East Japan Railway Co. (Japan)	85,100	7,171,007
Genesee & Wyoming, Inc. (Class A Stock)*	10,110	597,299
Heartland Express, Inc.	61,800	1,232,292
J.B. Hunt Transport Services, Inc.(a)	57,170	4,081,938
MTR Corp. Ltd. (Hong Kong)	262,500	1,141,352
Roadrunner Transportation Systems, Inc.*	48,300	888,720

		18,996,206

Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc.*(a)	45,390	2,785,584
Cirrus Logic, Inc.*	107,300	3,381,023
EZchip Semiconductor Ltd. (Israel)*	15,061	338,722
Hermes Microvision, Inc. (Taiwan)	9,000	343,071
Monolithic Power Systems, Inc.	161,956	8,292,147
NXP Semiconductors NV (Netherlands)*	76,256	6,639,610
SK Hynix, Inc. (South Korea)	3,691	105,269
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	406,000	1,627,117
Vanguard International Semiconductor Corp. (Taiwan)	172,000	195,895

		23,708,438

Software — 0.8%
Aspen Technology, Inc.*	73,590	2,789,797
Callidus Software, Inc.*	93,560	1,589,584
Capcom Co. Ltd. (Japan)	36,700	723,670
Constellation Software, Inc. (Canada)	6,700	2,808,277

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Ebix, Inc.(a)	22,600	$564,096
Fidessa Group PLC (United Kingdom)	18,653	506,217
Imperva, Inc.*	18,100	1,185,188
Micro Focus International PLC (United Kingdom)	40,200	732,415
Microsoft Corp.	205,122	9,078,700
NCSoft Corp. (South Korea)	4,608	736,740
NICE-Systems Ltd. (Israel), ADR	17,000	957,610
Nintendo Co. Ltd. (Japan)	19,300	3,253,049
Park City Group, Inc.*(a)	59,200	625,744
Paycom Software, Inc.*(a)	30,500	1,095,255
Playtech PLC (United Kingdom)	54,321	682,100
Progress Software Corp.*	1,892	48,870
QLIK Technologies, Inc.*	55,000	2,004,750
Rovi Corp.*(a)	38,970	408,795
SDL PLC (United Kingdom)	53,449	262,778
Synchronoss Technologies, Inc.*(a)	41,100	1,348,080
Trend Micro, Inc. (Japan)	77,700	2,744,692
VMware, Inc. (Class A Stock)*	53,474	4,213,216

		38,359,623

Specialty Retail — 1.8%
AutoNation, Inc.*	107,760	6,269,477
AutoZone, Inc.*(a)	7,550	5,464,917
Dufry AG (Switzerland)*	12,482	1,461,549
Fast Retailing Co. Ltd. (Japan)	3,800	1,545,686
Foot Locker, Inc.	130,259	9,374,740
Hennes & Mauritz AB (Sweden) (Class B Stock)	156,811	5,729,307
Home Depot, Inc. (The)	146,327	16,899,305
Industria de Diseno Textil SA (Spain)	117,000	3,923,203
Lowe’s Cos., Inc.	123,206	8,491,358
Nitori Holdings Co. Ltd. (Japan)	98,700	7,728,631
O’Reilly Automotive, Inc.*(a)	29,265	7,316,250
Ross Stores, Inc.	88,600	4,294,442
Seobu T&D (South Korea)*	42,741	803,540
Shimamura Co. Ltd. (Japan)	8,900	958,659
Staples, Inc.	197,300	2,314,329
Super Retail Group Ltd. (Australia)	51,487	323,913
Tile Shop Holdings, Inc.*	41,300	494,774
Xebio Co. Ltd. (Japan)	23,400	419,840

		83,813,920

Technology Hardware, Storage & Peripherals — 1.4%
Advantech Co. Ltd. (Taiwan)	65,000	446,365
Apple, Inc.	355,514	39,213,194
Canon, Inc. (Japan)	118,100	3,416,339
Electronics For Imaging, Inc.*(a)	57,560	2,491,197
EMC Corp.	280,719	6,782,171
Hewlett-Packard Co.	206,640	5,292,050
Konica Minolta, Inc. (Japan)	200,400	2,111,166
Legend Holdings Corp. (China) (Class H Stock), 144A*	26,000	90,264
Lenovo Group Ltd. (China)	328,000	277,287
Samsung Electronics Co. Ltd. (South Korea)	1,531	1,468,924
Seagate Technology PLC(a)	55,320	2,478,336
Wincor Nixdorf AG (Germany)	12,300	483,577

		64,550,870

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG (Germany)	25,986	$2,095,193
Cosmo Lady China Holdings Co. Ltd. (China), 144A*	194,000	206,084
Eclat Textile Co. Ltd. (Taiwan)	17,000	269,937
Fila Korea Ltd. (South Korea)	7,640	642,069
Gildan Activewear, Inc. (Canada) (TSX)	141,000	4,255,886
Gildan Activewear, Inc. (Canada) (NYSE)	54,900	1,655,784
LVMH Moet Hennessy Louis Vuitton SE (France)	24,646	4,195,833
NIKE, Inc. (Class B Stock)	110,780	13,622,617
Skechers U.S.A., Inc. (Class A Stock)*	15,450	2,071,536
Steven Madden Ltd.*	45,670	1,672,435
Ted Baker PLC (United Kingdom)	14,500	703,879
VF Corp.	58,320	3,978,007
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,170,000	4,352,943

		39,722,203

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	32,490	1,155,566
Beneficial Bancorp, Inc.*	111,100	1,473,186
Entegra Financial Corp.*	39,600	686,664
Essent Group Ltd.*	59,300	1,473,605
EverBank Financial Corp.	82,150	1,585,495
Kearny Financial Corp.	192,300	2,205,681
MGIC Investment Corp.*(a)	73,300	678,758
TFS Financial Corp.	59,550	1,027,238

		10,286,193

Tobacco — 0.8%
British American Tobacco PLC (United Kingdom)	29,476	1,626,355
Imperial Tobacco Group PLC (United Kingdom)	245,170	12,674,957
Japan Tobacco, Inc. (Japan)	348,500	10,810,538
Reynolds American, Inc.	289,570	12,819,264
Vector Group Ltd.	41,685	942,498

		38,873,612

Trading Companies & Distributors — 0.4%
Brammer PLC (United Kingdom)	73,082	286,336
Bunzl PLC (United Kingdom)	156,182	4,191,004
Daewoo International Corp. (South Korea)	9,992	175,790
Fly Leasing Ltd. (Ireland), ADR	66,800	881,760
ITOCHU Corp. (Japan)	233,400	2,467,326
MISUMI Group, Inc. (Japan)	248,400	2,563,473
Mitsubishi Corp. (Japan)	36,600	599,931
Ramirent OYJ (Finland)	91,100	698,744
Rexel SA (France)	248,385	3,057,770
Travis Perkins PLC (United Kingdom)	63,444	1,892,710
WESCO International, Inc.*(a)	12,450	578,552
Wolseley PLC (Switzerland)	50,160	2,934,049

		20,327,445

Transportation Infrastructure
BBA Aviation PLC (United Kingdom)	179,400	728,445
DP World Ltd. (United Arab Emirates)	10,039	213,228
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	51,000	443,481

		1,385,154

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	79,020	$4,352,422
CT Environmental Group Ltd. (China)	1,912,000	600,811
Pennon Group PLC (United Kingdom)	27,218	320,151

		5,273,384

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico) (Class L Stock)	301,900	250,915
China Mobile Ltd. (China)	41,000	490,760
Far EasTone Telecommunications Co. Ltd. (Taiwan)	88,000	189,789
Intouch Holdings PCL (Thailand), NVDR	98,700	198,017
KDDI Corp. (Japan)	461,100	10,320,850
MTN Group Ltd. (South Africa)	23,527	302,541
Rogers Communications, Inc. (Canada) (Class B Stock)	117,100	4,034,663
SBA Communications Corp. (Class A Stock)*	94,289	9,875,830
SK Telecom Co. Ltd. (South Korea)	1,455	322,771
SoftBank Group Corp. (Japan)	117,900	5,451,674
StarHub Ltd. (Singapore)	1,330,500	3,239,629
Vodafone Group PLC (United Kingdom)	3,518,667	11,098,138

		45,775,577

TOTAL COMMON STOCKS (cost $2,722,846,314)		2,696,436,399

EXCHANGE TRADED FUNDS — 0.1%
Deutsche X-trackers Harvest CSI 300 China
A-Shares ETF	28,400	918,456
iShares MSCI Emerging Markets ETF	49,000	1,606,220
iShares MSCI India ETF	125,400	3,582,678

TOTAL EXCHANGE TRADED FUNDS (cost $7,421,529)		6,107,354

PREFERRED STOCKS — 0.1%
Banks
Itau Unibanco Holding SA (Brazil) (PRFC)	34,320	227,934

Chemicals
Braskem SA (Brazil) (PRFC A)	27,400	115,834
Fuchs Petrolub SE (Germany) (PRFC)	26,400	1,168,478

		1,284,312

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	7,900	99,335

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	24,000	1,740,118

TOTAL PREFERRED STOCKS (cost $3,970,595)		3,351,699

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Non-Residential Mortgage-Backed Securities — 1.1%
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	$1,771,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	$1,163,259
Series 2014-3, Class A
1.330%	03/15/19	2,440	2,443,536
Series 2015-3, Class A
1.630%	05/15/20	1,190	1,189,885
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 144A
1.140%	03/12/18	196	196,022
Series 2015-3, Class A, 144A(g)
1.950%	09/12/19	2,059	2,058,862
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	02/08/19	711	710,176
Capital One Multi-Asset Execution Trust,
Series 2014-A2, Class A2
1.260%	01/15/20	2,370	2,379,577
Series 2014-A5, Class A5
1.480%	07/15/20	1,440	1,449,734
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	443	443,073
Series 2014-1A, Class A, 144A
1.460%	12/17/18	1,374	1,372,736
Carnow Auto Receivables Trust 2014-1,
Series 2014-1A, Class A, 144A
0.960%	01/17/17	354	353,866
Citibank Credit Card Issuance Trust,
Series 2014-A2, Class A2
1.020%	02/22/19	4,750	4,754,869
Series 2014-A8, Class A8
1.730%	04/09/20	960	971,251
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	1,212	1,209,383
Series 2015-C, Class A, 144A
1.770%	06/17/19	4,300	4,302,382
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	1,680	1,689,722
Drive Auto Receivables Trust,
Series 2015-DA, Class A2A, 144A
1.230%	06/15/18	2,400	2,399,884
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	1,312	1,309,827
Exeter Automobile Receivables Trust 2015-2,
Series 2015-2A, Class A, 144A
1.540%	11/15/19	3,317	3,318,183
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,434,205
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,199,892
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	965,416

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Floorplan Master Owner Trust A,
Series 2012-2, Class A
1.920%	01/15/19	2,340	$2,362,927
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	958,477
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	995	994,789
Nationstar HECM Loan Trust 2015-1A,
Series 2015-1A, Class A, 144A(g)
3.844%	05/25/18	1,097	1,104,494
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	800	803,890
Series 2014-4, Class B
1.820%	05/15/19	720	725,053
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	2,489	2,492,027
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	618,664

			50,147,575

Residential Mortgage-Backed Securities
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
0.489%(c)	08/25/36	2,100	1,989,038
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.125%	06/25/54	225	224,999
Vericrest Opportunity Loan Transferee,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	915	916,648

			3,130,685

TOTAL ASSET-BACKED SECURITIES (cost $53,166,813)			53,278,260

BANK LOANS(c) — 2.1%
Aerospace & Defense
Doncaster,
Term Loan B
4.500%	04/10/20	437	434,588
TransDigm, Inc.,
Term Loan C
3.750%	02/28/20	964	953,173

			1,387,761

Air Freight & Logistics
YRC Worldwide, Inc.,
Intial Term Loan
8.250%	02/13/19	125	119,375

Beverages
Blue Ribbon, LLC,
Initial Term Loan (First Lien)
5.750%	11/05/21	487	485,717

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Biotechnology
AMAG Pharmaceuticals, Inc.,
Initial Term Loan
4.750%	08/17/21	250	$247,500
Concordia Healthcare Corp.,
Initial Term Loan
4.750%	04/15/22	75	74,657
Grifols Worldwide Operations Ltd.,
US Tranche Term Loan B
3.194%	03/07/21	489	488,218

			810,375

Building Products
Builders FirstSource, Inc.,
Initial Term Loan
6.000%	07/31/22	250	247,969
Filtration Group Corp.,
Term Loan (First Lien)
4.250%	11/15/20	250	249,766
Jeld-Wen, Inc.,
Term Loan B-1
5.000%	06/26/22	125	124,583
Nortek, Inc.,
Incremental Term Loan 1
3.500%	10/30/20	249	248,229
Royal Holdings,
Initial Term Loan (First Lien)
4.500%	06/17/22	214	213,283
Initial Term Loan (Second Lien)
8.500%	06/19/23	125	124,219

			1,208,049

Capital Markets
Gemini HDPE LLC,
Advance Term Loan
4.750%	07/24/21	406	403,029

Chemicals — 0.1%
American Rock Salt Co. LLC,
Closing Date Term Loan
4.750%	05/16/21	741	734,453
ANGUS Chemical,
USD Tranche Term Loan B-1
4.500%	02/02/22	157	157,048
Arizona Chemicals US, Inc.,
Initial Term Loan (First Lien)
4.500%	06/10/21	172	171,226
7.500%	06/10/22	60	60,450
Chromaflo Technologies Corp.,
Term Loan B (First Lien)
4.500%	12/02/19	249	239,406
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	659	656,712
Initial Term Loan (Second Lien)
9.750%	04/30/20	630	643,191
MacDermid, Inc.,
Tranche Term Loan B-2
4.750%	06/07/20	248	242,232

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Metal Services LLC,
New Term Loan
6.000%	06/30/17	248	$244,882
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	365	368,401
Orion Engineered Carbons GmbH,
Initial Dollar Term Loan
5.000%	07/25/21	495	496,444
Schulman (A.), Inc.,
Initial US Term Loan B
4.000%	05/11/22	180	178,652
Styrolution US Holding LLC,
Dollar Tranche Term Loan B-1 (First Lien)
6.500%	09/30/19	496	497,284
Trinseo Group,
Term Loan B
4.250%	10/28/21	165	163,276
Tronox INC TL B,
Term Loan B
4.250%	03/19/20	244	212,674

			5,066,331

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	902	890,366
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	249	227,467
Brickman Group Ltd. (The),
Term Loan
— %(p)	12/18/20	125	123,073
Eco Services Operations LLC,
Initial Term Loan
4.750%	12/01/21	357	354,001
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	956	950,871
Hertz Corp (The),
Tranche Term Loan B-2
3.000%	03/11/18	460	453,347
Laureate Education, Inc.,
New Extended Term Loan (2018 Series)
5.000%	06/16/18	1,228	1,086,521
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	655	644,590
TransUnion LLC,
2015 Term Loan B-2
3.500%	04/09/21	497	492,500

			5,222,736

Construction & Engineering
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/29/20	30	29,549

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
4.500%	06/24/22	414	$414,172
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	09/24/21	495	493,267
Initial Term Loan (Second Lien)
7.750%	09/24/22	250	243,542
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	975	966,062
Term Loan E
3.750%	01/06/21	453	449,847
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	480	478,043
Caraustar Industries, Inc.,
Incremental Term Loan
8.000%	05/01/19	248	247,133
Charter NEX Films, Inc.,
Initial Term Loan (First Lien)
5.250%	01/30/22	240	241,460
Consolidated Container Co. LLC,
Term Loan B
7.750%	01/03/20	750	630,000
Goodpack Ltd.,
Initial Term Loan (First Lien)
4.750%	09/09/21	413	392,279
Novolex,
Term Loan (First Lien)
6.000%	12/04/21	373	371,959
Owens Illinois, Inc.,
Facility Term Loan B
3.500%	08/05/22	249	249,944
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	04/08/21	331	327,177

			5,504,885

Distributors
Aramark Corp.,
US Term Loan F
3.250%	02/19/21	489	487,068

Diversified Consumer Services
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/11/21	374	368,452
KC MergerSub, Inc.,
Initial Term Loan (First Lien)
6.000%	08/13/22	250	245,000
Initial Term Loan (Second Lien)
10.250%	08/13/23	75	73,500
Nord Anglia Education Finance LLC,
Initial Term Loan
4.500%	03/21/21	483	474,793

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services (cont’d.)
Servicemaster Co. LLC (The),
Initial Term Loan
4.250%	06/30/21	496	$496,155

			1,657,900

Diversified Financial Services
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
New Loan
3.500%	04/30/20	250	249,610
CPI Acquisition, Inc.,
Term Loan (First Lien)
6.750%	08/14/22	250	247,500
Fly Funding II Sarl,
Term Loan
3.500%	08/09/19	365	362,833
TransFirst, Inc.,
Term Loan B-1
4.750%	11/12/21	25	24,460
WP Mustang Holdings LLC,
Term Loan (First Lien)
5.500%	05/29/21	367	358,373

			1,242,776

Diversified Telecommunication Services — 0.1%
Altice Financing,
Dollar Denominated Tranche Loan
5.250%	01/30/22	499	496,383
Term Loan
5.500%	06/24/19	1,970	1,976,081
FairPoint Communications, Inc.,
Term Loan
7.500%	02/14/19	371	372,028
FPL FiberNet LLC,
Term Loan
3.587%	07/17/19	488	482,323
Level 3 Financing, Inc.,
2020 Tranche Term Loan B
4.000%	01/15/20	400	398,700
2019 Tranche Term Loan B-3
4.000%	08/01/19	250	249,187
2022 Tranche Term Loan B-2
3.500%	05/31/22	500	496,146
Mitel US Holdings, Inc.,
2015 Term Loan
5.000%	04/13/22	180	178,091
Numericable US LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	271	269,098
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	235	232,806
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien)
4.750%	04/17/20	491	475,264
Initial Term Loan (Second Lien)
9.000%	04/17/21	125	120,937
Virgin Media Investments Holdings Ltd.,
Facility Loan F
3.500%	06/30/23	337	331,490

			6,078,534

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/19	30	$30,404
Term Loan B
6.375%	08/13/19	459	457,481
Atlantic Power Ltd. Partnership,
Term Loan
4.750%	02/20/21	255	253,487
Empire Generating Co. LLC,
Advance Term Loan B
5.250%	03/13/21	280	261,333
Advance Term Loan C
5.250%	03/13/21	20	19,167
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	06/19/16	315	313,819
Essential Power LLC,
Term Loan
4.750%	08/08/19	483	483,200
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	146	120,893
InterGen NV,
Advance Term Loan
5.500%	06/13/20	492	456,741
Longview Power LLC,
Advance Term Loan B
7.000%	04/08/21	249	246,881

			2,643,406

Electrical Equipment
AlixPartners, LLP,
Initial Term Loan
4.500%	07/23/22	215	214,395
Generac Power Systems, Inc.,
Term Loan B
3.500%	05/31/20	399	389,510

			603,905

Electronic Equipment, Instruments & Components
CDW Corp.,
Term Loan
3.250%	04/29/20	492	488,392
McJunkin Red Man Corp.,
Term Loan
4.750%	11/09/19	168	163,878

			652,270

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	08/30/20	247	185,160
Expro Holdings,
Initial Term Loan
5.750%	08/07/21	186	150,913
Moxie Patriot LLC,
Advance Construction Term Loan B-1
6.750%	12/18/20	500	480,000

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Energy Equipment & Services (cont’d.)
Panda Sherman Power LLC,
Construction Term Loan Advance
9.000%	09/14/18	246	$221,771
Panda Stonewall Power Project,
Advance Conversion Term Loan B-1
6.500%	10/31/17	345	348,666

			1,386,510

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Term Loan B-3
5.000%	08/11/21	244	243,778
GOBP Holdings Inc.,
Initial Term Loan (First Lien)
4.750%	10/15/21	496	494,596
Onex Wizard Acquistion Co. II SCA,
Term Loan B-2
5.500%	08/11/21	1,683	1,682,779
Performance Food Group, Inc.,
Initial Term Loan (Second Lien)
7.500%	11/14/19	736	735,239

			3,156,392

Food Products
Candy Intermediate Holdings, Inc.,
Initial Term Loan
7.500%	06/18/18	492	487,451
JBS USA LLC,
Initial Term Loan
1.500%	08/18/22	250	249,579
New HB Acquisition LLC,
Term Loan B (First Lien)
4.500%	07/29/22	110	110,033
Term Loan B (Second Lien)
8.500%	07/29/23	15	14,991
Post Holdings, Inc.,
Incremental Term Loan (Series A)
3.750%	05/28/21	73	73,171
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/19/21	317	314,226
Term Loan (Second Lien)
7.750%	06/19/22	340	332,350

			1,581,801

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan B
4.250%	06/11/22	150	149,521
ConvaTec, Inc.,
Dollar Term Loan
4.250%	06/09/20	120	119,351
Hill-Rom Holdings, Inc.,
Initial Term Loan B
3.500%	07/30/22	250	250,313
Integra Telecom Holdings, Inc.,
Term Loan B-1
5.250%	08/08/20	249	246,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Equipment & Supplies (cont’d.)
Lully Finance,
Initial Term Loan B-1(First Lien)
5.000%	07/31/22	120	$119,300
Initial TermLoan B-1 (Second Lien)
8.713%	07/31/23	75	74,938
Tekni-Plex,
Initial Term Loan (Second Lien)
8.750%	04/15/23	125	124,375
Tranche Term Loan B-1 (First Lien)
4.500%	04/15/22	374	371,958

			1,456,485

Health Care Providers & Services — 0.2%
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	202	202,269
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.750%	12/31/19	274	274,494
2021 Incremental Term Loan H
4.000%	01/27/21	972	972,728
DaVita Healthcare Partners, Inc.,
Tranche Term Loan B
3.500%	06/19/21	493	492,339
Drumm Investors LLC,
Term Loan
6.750%	05/04/18	866	870,628
DSI Renal,
Term Loan B (First Lien)
4.500%	04/21/21	152	151,445
Term Loan B (Second Lien)
7.750%	10/22/21	250	251,875
Genesis Healthcare LLC,
Term Loan
10.000%	12/04/17	250	253,958
Genoa Healthcare LLC,
Initial Term Loan
4.500%	04/21/22	155	154,226
HCA, Inc.,
Tranche Term Loan B-4
3.077%	05/01/18	247	246,611
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	486	459,784
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	357	355,798
Life Time Fitness, Inc.,
Closing Date Term Loan
4.250%	06/04/22	304	303,097
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	470	463,615
Initial Term Loan (Second Lien)
7.750%	01/28/22	266	262,010
U.S. Renal Care, Inc.,
Incremental Tranche Term Loan B-1(Second Lien)
8.500%	07/30/20	35	35,263

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
Tranche Term Loan B-2 (First Lien)
4.250%	07/03/19	887	$884,836

			6,634,976

Healthcare Equipment & Services
DJO Finance LLC,
Initial Term Loan
4.250%	04/24/20	115	114,389

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness USA, Inc.,
Term Loan
4.750%	05/20/21	444	417,713
American Casino & Entertainment LLC,
Term Loan
6.000%	06/18/22	249	249,219
Aristocrat Leisure Ltd.,
Initial Term Loan
4.750%	09/29/21	488	488,462
Belmond Interfin Ltd.,
Dollar Term Loan
4.000%	03/19/21	389	386,157
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	607	561,906
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
6.250%	04/10/21	1,284	1,120,072
CCM Merger, Inc.,
Term Loan
4.500%	08/30/21	345	343,955
Cirque du Soleil,
Initial Term Loan (First Lien)
5.000%	06/25/22	125	125,179
Initial Term Loan (Second Lien)
9.250%	06/25/23	45	44,250
Eldorado Resorts, Inc.,
Initial Term Loan
4.250%	07/16/22	204	203,976
Extended Stay America, Inc.,
Term Loan
5.000%	06/06/19	208	210,054
Four Seasons Holdings, Inc. (Canada),
2013 Term Loan (First Lien)
3.500%	06/27/20	197	195,178
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	08/05/22	250	249,844
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	02/21/21	420	415,062
MGM Resorts International,
Term Loan B
3.500%	12/20/19	124	123,234
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	11/19/19	616	611,891
Planet Fitness Holdings LLC,
Term Loan
4.750%	03/27/21	282	281,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Lobster Management LLC,
Initial Term Loan (First Lien)
6.250%	07/28/21	262	$263,552
Scientific Games International, Inc.,
Initial Term Loan B-2
6.000%	09/17/21	744	734,419
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	438	436,866
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
5.250%	06/30/20	256	256,172

			7,718,799

Household Durables
At Home Holding III, Inc.,
Term Loan
5.000%	05/19/22	115	113,852

Household Products
Spectrum Brands, Inc.,
USD Term Loan
3.750%	06/23/22	317	318,201

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Term Loan
4.000%	10/09/19	776	773,952
ExGen Renewables LLC,
Term Loan B
5.250%	02/06/21	446	448,460
TerraForm AP Acquisition Holdings LLC,
Term Loan
5.000%	08/11/22	249	241,894
Terra-Gen Finance Co. LLC,
Term Loan
5.250%	11/26/21	249	241,287
TPF Generation Holdings LLC,
Term Loan
4.750%	11/09/17	374	354,266

			2,059,859

Insurance
HUB International Ltd.,
New Initial Term Loan
4.000%	10/02/20	249	243,341

Internet Services
Ellucian, Inc.,
Closing Date Term Loan
4.750%	09/30/22	500	498,437

Internet Software & Services — 0.1%
Blue Coat Holdings, Inc.,
Initial Term Loan
4.500%	05/19/22	315	312,441
Leighton Sevices,
Term Loan B
5.500%	05/07/22	219	219,297
Merrill Communications LLC,
Initial Term Loan
6.250%	05/29/22	218	216,548

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Internet Software & Services (cont’d.)
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/10/21	316	$314,025
Term Loan (Second Lien)
8.250%	06/10/22	140	133,000
ProQuest LLC,
Initial Term Loan
5.250%	09/24/21	496	496,657
TelX Group, Inc., (The),
Initial Term Loan
7.500%	04/03/21	500	501,459
TTM Technology, Inc.,
Term Loan B
6.000%	05/07/21	375	348,750
ViaWest, Inc.,
Term Loan
4.500%	03/26/22	190	188,814

			2,730,991

IT Services — 0.1%
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.250%	03/15/19	244	241,698
First Data Corp.,
Term Loan C-1
3.696%	03/24/18	1,500	1,486,171
Healthport Technologies,
Initial Term Loan
5.250%	12/01/21	250	249,687
Presidio, Inc.,
Refinancing Term Loan
5.250%	02/02/22	238	238,266
Science Applications International Corp.,
Incremental Tranche Term Loan B
3.750%	04/21/22	249	249,375

			2,465,197

Leisure Products
SRAM LLC,
Term Loan (First Lien)
4.000%	04/10/20	454	440,124

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/05/19	143	143,699
Term Loan B (First Lien)
5.500%	11/05/19	335	335,298

			478,997

Machinery
Mueller Water Products, Inc.,
Initial Term Loan
4.000%	11/19/21	283	283,305
SIG Combibloc Group,
Initial Dollar Term Loan
4.250%	02/03/22	358	357,777
TNT Crane & Rigging, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	488	448,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery (cont’d.)
Term Loan (Second Lien)
10.000%	11/27/21	500	$452,813

			1,542,775

Marine
Penn Products Terminals LLC,
Tranche Term Loan B
4.750%	04/02/22	129	128,218

Media — 0.1%
Acosta, Inc.,
Tranche Term Loan B-1
4.250%	09/26/21	250	247,125
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	70	68,691
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/06/20	436	432,769
Charter Communications Operating LLC,
Term Loan
3.500%	11/23/22	125	124,141
Term Loan E
3.000%	07/01/20	985	971,960
Creative Artists Agency,
Incremental Term Loan
5.500%	12/17/21	298	298,433
Getty Images, Inc.,
Initial Term Loan
4.750%	09/28/19	487	315,384
iHeartCommunications, Inc.,
Tranche Term Loan D
6.944%	01/30/19	750	620,156
ION Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	248	246,678
Liberty Cablevision of Puerto Rico LLC,
Initial Term Loan (Second Lien)
7.750%	06/30/23	250	242,500
Term Loan B (First Lien)
4.500%	06/30/21	125	120,937
Outfront Media Capital LLC,
Term Loan
3.000%	01/31/21	500	496,771
Regal Cinemas Corp.,
Term Loan
3.750%	03/27/22	105	104,774
Research Now Group, Inc.,
Term Loan (First Lien)
5.500%	03/19/21	90	88,878
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B-9
4.750%	12/02/19	498	498,433
Varsity Brands,
Initial Term Loan (First Lien)
5.000%	12/10/21	248	249,262

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Wide Open West Finance LLC,
Replacement Term Loan B
4.500%	04/01/19	249	$246,729

			5,373,621

Metals & Mining
Essar Steel Algoma Inc.,
Initial Term Loan
7.500%	08/07/19	495	391,875
FMG Resources Pty Ltd.,
Term Loan
3.750%	06/30/19	595	486,350
John Maneely Co.,
Term Loan
4.750%	04/01/17	269	263,910
LBM Holdings LLC,
Initial Term Loan (First Lien)
6.250%	08/18/22	250	243,750
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	125	88,628

			1,474,513

Multiline Retail — 0.1%
Family Tree Escrow LLC,
Term Loan B-1
3.500%	06/09/22	500	499,996
J.C. Penney Co., Inc.,
Term Loan
5.000%	06/20/19	158	157,361
6.000%	05/22/18	1,475	1,465,177
Sears Holdings Corp.,
Term Loan
5.500%	06/30/18	623	612,972

			2,735,506

Multi-Utilities
Alliant Holdings I LLC,
Initial Term Loan
4.500%	07/27/22	249	248,128

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/26/18	551	545,351
Bright Horizons Family Solutions, Inc.,
Term Loan B-1
4.250%	01/30/20	248	248,177
Chelsea Petroleum,
Term Loan
— %(p)	07/22/22	125	122,917
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.500%	05/12/21	500	411,250
CITGO Holding, Inc.,
Term Loan
9.500%	05/09/18	175	171,694
Crestwood Holdings LLC,
Term Loan B-1
7.000%	06/19/19	246	220,486

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	170	$47,600
Houston Fuel Oil Terminal Co. LLC,
Tranche Term Loan B
4.250%	07/31/21	535	507,870
Murray Energy Corp.,
Term Loan B-1
7.000%	04/09/17	80	75,810
Term Loan B-2
7.500%	04/09/20	748	710,719
OSG Bulk Ships, Inc.,
Initial Term Loan
5.250%	07/07/19	247	244,098
Southcross Energy Partners LP,
Initial Term Loan
5.250%	07/29/21	69	62,558
Term Loan
6.000%	07/29/21	123	92,372
Veresen Midtsream LP,
Tranche Term Loan B-1
5.250%	02/27/22	174	174,125

			3,635,027

Personal Products
Vogue International LLC,
Tranche Term Loan B
5.750%	02/14/20	198	199,171

Pharmaceuticals — 0.1%
Alvogen Pharma US, Inc.,
Term Loan (First Lien)
6.000%	04/02/22	146	145,581
Endo Pharmaceutical Holdings, Inc.,
Term Loan B (First Lien)
3.750%	06/24/22	375	373,594
Horizon Pharma PLC,
2015 Term Loan
4.500%	04/28/21	185	183,153
Pharmaceutical Product Development, Inc.,
Initial Term Loan
4.250%	08/06/22	374	370,712
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan B (Series D-2)
3.500%	02/13/19	464	455,788
Tranche Term Loan B (Series E-1)
3.750%	08/05/20	398	391,795

			1,920,623

Professional Services
Ceridian HCM Holding, Inc.,
Initial Term Loan
4.500%	09/15/20	223	211,171
On Assignment, Inc.,
Initial Term Loan B
3.750%	06/01/22	119	118,738

			329,909

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Investment Trusts (REITs)
Communications Sales & Leasing, Inc.,
Term Loan
5.000%	10/16/22	125	$116,719
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
3.000%	01/31/21	491	489,623
Schumacher Homes,
Initial Term Loan (First Lien)
5.000%	09/28/22	250	248,750

			855,092

Real Estate Management & Development — 0.1%
Club Corp.,
Term Loan B
4.250%	07/24/20	500	499,375
DTZ Worldwide Ltd.,
2015-1 Additional Term Loan
4.250%	10/28/21	744	736,475
Initial Term Loan (Second Lien)
9.250%	11/04/22	125	125,469
Realogy Group LLC,
2014 Initial Term Loan B
3.750%	03/05/20	736	734,791
Wash MultiFamily Acquisition, Inc.,
Initial US Term Loan (First Lien)
4.250%	05/04/22	290	285,244
Initial US Term Loan (Second Lien)
8.000%	05/04/23	35	34,069

			2,415,423

Restaurants
Burger King,
Term Loan B-2
3.750%	12/12/21	757	754,904

Software — 0.1%
BMC Foreign Holding Co.,
Initial Foreign Term Loan
5.000%	09/10/20	246	222,694
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	806	737,913
Epicor Software Corp.,
Term Loan B
4.750%	05/21/22	374	371,591
Informatica Corp.,
Dollar Term Loan
4.500%	06/03/22	100	99,125
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	01/23/21	494	485,233
Lawson Software, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	1,139	1,103,415
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	262	253,954
SS&C Technologies Holdings, Inc.,
Term Loan B-1
4.000%	06/29/22	298	297,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Term Loan B-2
4.000%	06/29/22	47	$47,136

			3,619,026

Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.000%	06/16/22	354	351,354
David’s Bridal, Inc.,
Initial Term Loan
5.250%	10/11/19	125	109,844
J. Crew Group, Inc.,
Initial Term Loan
4.000%	03/05/21	494	381,113
Party City Holdings, Inc.,
Term Loan
4.250%	08/06/22	370	369,229
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	03/10/22	623	622,074
Sports Authority, Inc. (The),
Term Loan B
7.500%	11/16/17	453	340,013
Staples, Inc.,
Term Loan
6.000%	04/24/21	125	124,422

			2,298,049

Technology Hardware, Storage & Peripherals
Oberthur Technologies Holding SAS,
Tranche Term Loan B-2
4.500%	10/10/19	413	410,873

Textiles, Apparel & Luxury Goods
Polymer Group, Inc.,
Initial Term Loan
5.250%	12/19/19	524	523,554

Thrifts & Mortgage Finance
Ocwen Loan Servicing LLC,
Facility Term Loan B
3.500%	02/15/18	250	249,985

Tobacco
Reynolds American, Inc.,
Incremental US Term Loan
4.500%	12/28/18	512	511,859

Trading Companies & Distributors
GYP Holdings III Corp.,
Term Loan (First Lien)
4.750%	04/01/21	249	242,211
Univar, Inc.,
Initial Dollar Term Loan
4.250%	06/25/22	125	122,891

			365,102

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	03/31/21	243	233,433

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Transportation Infrastructure (cont’d.)
LM US Corp Acquisition, Inc.,
Initial Term Loan (First Lien)
4.750%	10/25/19	247	$245,152

			478,585

Wireless Telecommunication Services — 0.1%
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	998	993,863
Digicel International Finance Ltd.,
Tranche Term Loan D-1
3.810%	03/31/17	68	64,210
Tranche Term Loan D-2
3.827%	03/31/19	215	202,100
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	949	924,867
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20	813	796,372

			2,981,412

TOTAL BANK LOANS (cost $100,406,280)			98,053,372

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.733%(c)	06/10/49	811	848,568
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	376	390,116
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.607%(c)	12/15/27	3,000	2,980,569
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A(g)
2.808%	04/10/28	722	740,711
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	737,188
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,053	1,089,969
Series 2015-GC33, Class AAB
3.522%	09/10/58	3,000	3,121,157
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.954%(c)	06/10/46	374	379,969
Series 2006-C8, Class A1A
5.292%	12/10/46	1,193	1,235,758
Series 2006-GG7, Class A4
6.014%(c)	07/10/38	8,173	8,268,533
Series 2014-CR15, Class A2
2.928%	02/10/47	923	956,581
Series 2014-KYO, Class A, 144A
1.104%(c)	06/11/27	4,000	3,970,056
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	991,903
Series 2015-PC1, Class A5

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.902%	07/10/50	4,500	$4,761,954
Credit Suisse Mortgage Capital Certificates,
Series 2014-ICE, Class A, 144A
1.007%(c)	04/15/27	2,039	2,031,280
Series 2015-TOWN, Class A, 144A
1.457%(c)	03/15/17	3,042	3,026,425
Series 2015-TOWN, Class B, 144A
2.107%(c)	03/15/17	274	271,916
Series 2015-TOWN, Class C, 144A
2.457%(c)	03/15/17	267	264,756
Series 2015-TOWN, Class D, 144A
3.407%(c)	03/15/17	404	399,182
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series K032, Class A2
3.310%(c)	05/25/23	4,621	4,900,437
Series K034, Class A2
3.531%(c)	07/25/23	4,643	4,991,406
Series K036, Class A2
3.527%(c)	10/25/23	1,022	1,096,189
Series K038, Class A2
3.389%	03/25/24	622	659,450
Series K047, Class A2
3.329%	05/25/25	3,200	3,390,192
Series K716, Class A2
3.130%	06/25/21	2,186	2,312,991
FHLMC Multifamily Structured Pass-Through Certificates,
Series K035, Class A2
3.458%(c)	08/25/23	390	416,996
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class AFX, 144A
3.235%	12/15/19	3,000	3,085,959
GE Capital Commercial Mortgage Corp. Trust,
Series 2006-C1, Class A1A
5.464%(c)	03/10/44	435	438,033
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,149	1,149,350
Series 2006-GG8, Class A4
5.560%	11/10/39	646	663,916
Series 2014-GSFL, Class A, 144A
1.198%(c)	07/15/31	827	825,035
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,082,910
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.457%(c)	11/15/29	1,314	1,313,024
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class ASB
3.288%	01/15/48	4,000	4,150,272
Series 2015-C31, Class ASB
3.540%	08/15/48	3,900	4,082,313
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
6.100%(c)	04/15/45	1,324	1,344,340
Series 2014-BXH, Class A, 144A
1.107%(c)	04/15/27	2,000	1,995,898

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.096%(c)	07/15/44	5,682	$6,009,007
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	954	979,512
Series 2007-C7, Class A3
5.866%(c)	09/15/45	821	884,604
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM
5.698%(c)	02/12/39	456	460,401
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47	3,000	3,180,504
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	334	338,423
Series 2007-T27, Class A1A
5.825%(c)	06/11/42	914	967,226
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A1A
5.422%(c)	01/15/45	571	575,541
Series 2006-C25, Class A1A
5.893%(c)	05/15/43	830	845,159
Series 2006-C28, Class A4
5.572%	10/15/48	5,255	5,383,179
Series 2006-C29, Class A1A
5.297%	11/15/48	6,191	6,435,840
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,430,424
Series 2007-C31, Class A4
5.509%	04/15/47	9,250	9,439,255
Series 2007-C33, Class A4
6.150%(c)	02/15/51	8,856	9,253,468
Wells Fargo Commercial Mortgage Trust,
Series 2015-SG1, Class ASB
3.556%	12/15/47	1,200	1,253,146

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $132,780,170)			129,800,991

CORPORATE BONDS — 10.7%
Aerospace & Defense
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24(a)	963	974,588

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,704,905
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	968,263
3.500%	06/15/22	710	729,715
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	499,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
3.750%	07/21/22	1,215	$1,226,508
4.250%	07/21/25(a)	500	506,229
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17(a)	1,425	1,424,545
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	678	685,293
3.250%	06/12/20	561	577,007
3.250%	11/01/22	1,747	1,738,090
4.000%	06/12/22	945	987,448
4.450%	06/12/25	1,375	1,438,739
4.750%	11/01/42	898	861,667
5.700%	08/15/35	391	424,888
5.850%	08/15/45(a)	1,183	1,316,170

			15,089,174

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,403,470
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	436	408,990
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	1,000	989,751
3.000%	06/12/17	1,000	1,015,852
4.250%	09/20/22(a)	1,200	1,237,247
5.875%	08/02/21	750	849,003
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	83,369
5.200%	04/01/45	1,003	941,258
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18	960	952,621
3.150%	01/15/20	950	941,886
3.200%	07/13/20(a)	900	887,878
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,065	2,075,825
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	1,614,266

			14,401,416

Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.250%	06/13/19	950	959,506
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19	4,700	4,747,752
2.650%	04/01/19(a)	1,180	1,193,322
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	1,689	1,676,086
4.125%	01/22/24	1,500	1,568,088

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
3.950%	04/21/25	1,000	$972,835
6.110%	01/29/37	1,468	1,688,552
Sub. Notes, MTN
4.200%	08/26/24	1,382	1,381,010
4.250%	10/22/26	520	514,080
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19(a)	1,405	1,425,870
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.800%	07/21/21	480	484,783
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	467,361
2.350%	09/08/19	720	720,522
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, BKNT
2.500%	02/20/19	1,650	1,678,228
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19(a)	974	980,325
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	716,324
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	781	793,795
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19(a)	950	946,985
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	1,070	1,059,104
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.500%	07/29/19	1,000	1,006,322
2.550%	04/08/19	1,180	1,190,765
8.500%	05/22/19(a)	2,188	2,641,697
Sub. Notes
4.400%	06/10/25(a)	1,970	1,981,298
5.300%	05/06/44	200	208,102
5.500%	09/13/25	1,857	2,019,829
6.675%	09/13/43	1,037	1,269,831
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	948,137
Citizens Financial Group, Inc.,
Sub. Notes
4.350%	08/01/25	965	978,993
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	880,921
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
2.250%	03/13/19	3,600	3,636,216
2.300%	09/06/19	480	481,753
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	803,823

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.800%	09/15/22(a)	1,170	$1,168,665
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21(a)	700	701,443
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	250	250,415
Sub. Notes
6.000%	02/15/18	870	947,534
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,134,708
Sub. Notes
4.500%	04/01/25(a)	200	193,775
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,888,771
4.200%	08/08/23	284	292,417
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	484,646
3.200%	08/09/21	1,500	1,499,178
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,310,795
8.250%	03/01/38	1,230	1,779,823
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	3,342	3,385,650
2.625%	01/31/19(a)	4,731	4,789,575
3.500%	01/23/25	250	246,039
3.750%	05/22/25	800	801,660
6.250%	02/01/41	691	833,237
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,529,087
Sub. Notes
5.150%	05/22/45(a)	325	319,006
6.750%	10/01/37	150	178,938
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.800%	06/01/38	328	401,284
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	3,101	3,092,193
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,376,727
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	1,187	1,191,132
Sub. Notes, 144A
5.017%	06/26/24(a)	600	592,079
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19(a)	3,631	3,612,983
2.350%	01/28/19(a)	3,424	3,451,029
4.625%	05/10/21	700	762,134
5.400%	01/06/42(a)	751	845,161
5.600%	07/15/41	125	143,053

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
3.875%	09/10/24	723	$716,091
4.125%	12/15/26(a)	952	948,234
4.950%	06/01/45(a)	100	100,300
5.625%	08/16/43	125	137,540
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.500%	12/15/19	710	718,866
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,511,393
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	1,970	1,968,211
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.550%	10/17/17	1,200	1,197,162
2.450%	04/16/19	1,200	1,208,152
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18(a)	3,781	3,803,266
2.500%	01/24/19	945	957,898
2.650%	01/27/20	710	713,356
3.750%	02/25/23	2,468	2,527,810
4.300%	01/27/45	260	247,098
6.375%	07/24/42	612	751,959
Sr. Unsec’d. Notes, MTN
3.700%	10/23/24(a)	900	904,293
Sub. Notes
3.950%	04/23/27	100	96,308
4.875%	11/01/22(a)	1,930	2,056,275
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19	470	475,821
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	250	249,534
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19(a)	1,418	1,433,289
2.250%	07/02/19	1,500	1,509,350
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	171	172,957
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	950	953,803
Sub. Notes
6.450%	06/26/37	559	674,726
Sub. Notes, BKNT
7.500%	05/15/18	1,750	1,962,032
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	1,491	1,502,844
6.000%	12/19/23(a)	2,443	2,600,981
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,865	1,877,622

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,000	$2,022,296
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	709	713,228
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	710	708,638
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19	720	723,089
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19(a)	1,500	1,511,817
Sub. Notes
4.125%	08/15/23	750	779,604
5.375%	11/02/43	767	844,717
Sub. Notes, MTN
4.100%	06/03/26(a)	100	100,883
4.300%	07/22/27	710	723,590
4.650%	11/04/44	1,050	1,034,137
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.200%	05/19/17(a)	2,390	2,392,271

			128,756,793

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18(a)	1,441	1,428,564
4.000%	01/17/43	160	141,064
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	2,362	2,383,657
2.450%	01/15/17	2,171	2,200,170

			6,153,455

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17	960	958,105
2.125%	05/01/20	960	947,471
2.200%	05/22/19	410	411,694
3.875%	11/15/21	1,500	1,580,585
5.375%	05/15/43(a)	376	400,882

			4,298,737

Chemicals — 0.1%
Albemarle Corp.,
Gtd. Notes
3.000%	12/01/19	710	713,094
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19(a)	728	880,055
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	1,269	1,156,658
4.700%	07/15/64	1,103	949,222

			3,699,029

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	125	$65,625
Peabody Energy Corp.,
Sec’d. Notes, 144A
10.000%	03/15/22	125	47,031

			112,656

Commercial Services — 0.1%
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	75,600
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	609,675
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	710	725,799
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
3.300%	08/14/20	970	986,964
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22	855	900,990

			3,299,028

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21	1,190	1,220,440
3.850%	05/04/43	436	397,626
4.375%	05/13/45	233	230,674
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
3.600%	10/15/20(g)	1,315	1,314,632
4.400%	10/15/22(g)	1,160	1,157,703
6.200%	10/15/35(g)	234	233,864
6.350%	10/15/45(g)	234	233,841
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20(a)	996	983,108

			5,771,888

Diversified Financial Services — 0.4%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18(a)	765	757,350
3.875%	04/01/21(a)	2,470	2,500,875
4.750%	03/01/20(a)	500	532,500
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18(a)	2,400	2,386,428
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19(a)	1,710	1,696,482
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	425,565

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	124	$120,088
3.950%	11/06/24	250	246,040
5.200%	04/27/22	1,740	1,856,263
6.450%	06/12/17	800	861,810
General Electric Capital Corp.,
Gtd. Notes, MTN
6.375%(c)	11/15/67	2,236	2,396,713
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
4.875%	08/01/25	693	710,627
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	359,111
3.000%	08/15/19(a)	526	530,168
3.750%	08/15/21	795	803,130
4.250%	08/15/24	500	498,137
Washington Prime Group LP,
Sr. Unsec’d. Notes, 144A
3.850%	04/01/20	710	725,735

			17,407,022

Diversified Machinery
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	07/13/18	540	540,747

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
3.324%(c)	06/01/19	190	180,500
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,725,656
2.950%	12/15/22	500	485,518
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	996,202
2.400%	02/01/20	710	712,540
4.500%	02/01/45	296	293,412
5.150%	11/15/43	380	410,486
6.125%	04/01/36	675	812,792
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	383,180
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	1,216	1,325,157
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	204,563
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66	4,346	3,905,968
Sr. Unsec’d. Notes
1.250%	03/15/17	1,000	996,757
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43	742	816,055

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44	100	$104,056
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,708,394
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22(a)	710	733,205
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	300	299,471
2.850%	06/15/20	442	445,871
3.950%	06/15/25(a)	973	982,070
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,858,057
4.250%	03/15/23	1,500	1,507,842
7.375%	11/15/31	200	241,377
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
3.450%	07/15/20	973	941,378
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	437,530
5.250%	02/15/43	250	271,697
5.450%	09/15/20	1,230	1,382,859
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	414,319
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	164,109
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	308,339
Public Service Electric & Gas Co.,
First Mortgage
1.800%	06/01/19	1,440	1,437,310
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	1,500	1,685,337
6.500%	12/15/20	50	58,279
Sr. Sec’d. Notes, 144A
3.650%	05/15/25	1,000	986,863
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	931,443
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	498,123
4.350%	05/15/44	200	204,828
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	3,898,725

			36,750,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17	1,500	$1,501,009
3.125%	09/15/21	494	499,289
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	947,644
5.300%	02/01/44	32	33,669

			2,981,611

Food
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18(a)	1,339	1,330,195
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42	61	62,566
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	503,769

			1,896,530

Gas — 0.1%
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	897,081
3.550%	06/15/24	150	150,965
4.050%	12/01/23	395	411,865
6.150%	06/15/18	2,000	2,218,448
6.500%	06/01/16	1,672	1,730,707

			5,409,066

Healthcare – Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19(a)	434	438,854
3.734%	12/15/24	1,000	1,018,019
4.685%	12/15/44	402	402,333
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	551	556,130
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	950	962,796
3.150%	03/15/22	900	912,859
4.625%	03/15/45	217	223,748
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.450%	04/01/17	950	948,091

			5,462,830

Healthcare – Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	200	198,954
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19(a)	1,000	995,511
4.350%	08/15/20(a)	1,299	1,393,093

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare – Services (cont’d.)
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	$472,098
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	481	488,803
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
3.837%(c)	06/15/20	155	153,934
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20(a)	710	726,493
2.875%	12/15/21	470	477,105
3.350%	07/15/22	554	571,783
3.750%	07/15/25(a)	1,000	1,033,637
4.250%	03/15/43(a)	1,246	1,233,319
4.625%	07/15/35	845	891,592
4.750%	07/15/45	1,115	1,177,010

			9,813,332

Holding Companies–Diversified
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
1.625%	02/09/18	430	428,902
2.250%	02/10/20	480	478,398

			907,300

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19	454	454,313
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19(a)	204	205,178
4.125%	02/15/24(a)	393	412,878
6.250%	05/01/36	661	799,811
6.400%	12/15/20	190	225,204
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,158,788
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	476,177
4.750%	05/15/45(a)	1,180	1,155,575
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18(a)	1,921	1,924,928
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43(a)	825	822,100
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64	150	144,903
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	877	844,476
5.125%	04/15/22	1,664	1,845,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	$943,878
5.000%	06/01/21	669	733,291
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23	767	808,273
4.800%	07/15/21	1,609	1,774,704
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	2,250	2,069,915
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.350%	04/09/19	1,660	1,690,781
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	317,302
4.125%	08/13/42	442	419,726
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	1,660	1,678,506
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,305,862
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	745,335
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	1,435,678
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44	75	75,090
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,422	1,462,807
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	416,713
4.125%	11/01/24	595	606,527
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	3,310	3,414,616
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22	823	937,378
Sr. Unsec’d. Notes
5.700%	07/15/43	350	403,662

			31,709,688

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22(a)	1,022	990,194
4.800%	12/05/34(a)	1,000	1,027,559

			2,017,753

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41	1,183	$1,349,182
6.900%	03/01/19(a)	1,140	1,311,127
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	720	716,546
6.484%	10/23/45(a)	293	295,593
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	200	207,000
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	1,268	1,280,708
5.150%	03/01/20	1,642	1,853,731
6.950%	08/15/37(a)	626	823,943
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.450%	04/01/24	350	359,039
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	1,071	923,800
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	240	232,200
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	1,400	1,106,872
5.850%	05/01/17	2,065	2,185,478
6.750%	07/01/18	1,464	1,629,062
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,217,144
4.900%	06/15/42	511	509,998
6.200%	03/15/40	1,208	1,387,912
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	950	926,212
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44	200	200,700

			19,516,247

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	615	585,788
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
1.239%(c)	04/15/16	1,000	999,186
3.625%	05/14/20(a)(g)	1,150	1,003,420
4.125%	04/15/21	970	826,516
4.125%	09/27/22	500	410,881
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21(a)	1,181	1,173,667
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	685,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
3.550%	03/01/22(a)	720	$540,000
5.450%	03/15/43(a)	1,442	1,002,190
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21(a)	1,500	1,537,145
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19(a)	700	498,750

			9,263,443

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24(a)	1,190	1,232,477
4.500%	03/11/44	170	176,170
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,220,063
5.750%	06/15/43	150	164,812
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	374,814
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17	2,820	3,090,173

			6,258,509

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17(a)	2,068	2,103,334

Oil & Gas — 0.9%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.804%(c)	08/01/19	125	71,563
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	3,337	3,467,877
6.375%	09/15/17	2,498	2,695,667
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	800	680,201
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.535%	11/04/24	250	248,057
3.561%	11/01/21	1,500	1,571,901
3.814%	02/10/24(a)	1,700	1,736,052
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24	517	478,102
3.900%	02/01/25(a)	1,209	1,111,703
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	777	847,480
Chesapeake Energy Corp.,
Gtd. Notes
3.539%(c)	04/15/19	260	184,600

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	$977,785
2.450%	05/01/20	1,355	1,365,107
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	115	139,114
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20	478	478,022
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18	1,500	1,502,798
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16	3,454	3,412,707
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	1,050	909,284
Noble Holding International Ltd.,
Gtd. Notes
4.000%	03/16/18	107	101,347
5.950%	04/01/25(a)	685	536,108
6.950%	04/01/45	250	187,581
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20	385	385,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	916	661,810
4.375%	05/20/23	1,300	848,250
4.875%	03/17/20	552	400,200
5.375%	01/27/21(a)	1,460	1,062,150
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22(a)	1,140	1,128,839
5.500%	06/27/44	1,939	1,556,048
6.000%	03/05/20(a)	1,000	1,070,900
Gtd. Notes, 144A
3.500%	07/23/20(a)	535	519,191
Phillips 66,
Gtd. Notes
2.950%	05/01/17	1,974	2,019,485
4.650%	11/15/34(a)	135	131,416
4.875%	11/15/44(a)	1,241	1,187,564
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	1,190	1,191,232
3.250%	05/11/25(a)	1,000	988,856
4.125%	05/11/35(a)	1,233	1,199,456
4.375%	05/11/45	349	345,109
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.050%	01/23/20(a)	718	713,899
4.950%	01/23/25(a)	613	547,864

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	755	$583,246

			39,243,571

Oil & Gas Services
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	1,392	1,371,558
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42(a)	751	522,103

			1,893,661

Packaging & Containers
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.337%(c)	12/15/19	750	723,750

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,748	1,753,193
2.500%	05/14/20	1,190	1,183,426
3.200%	11/06/22(a)	1,383	1,381,805
3.600%	05/14/25(a)	575	567,104
4.500%	05/14/35	582	561,807
4.700%	05/14/45	578	560,797
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	725	727,885
2.450%	06/15/19	750	751,382
3.000%	03/12/20(a)	479	479,420
3.800%	03/15/25	103	99,502
4.550%	03/15/35	1,231	1,132,595
4.750%	03/15/45(a)	164	148,904
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
2.375%	10/08/19	1,545	1,565,014
3.000%	10/08/21	695	705,905
3.375%	10/08/24	575	578,068
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18	445	445,479
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	197,500
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	717,738
3.125%	05/15/16	2,866	2,898,616
6.125%	11/15/41	150	173,083
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	470,987
Perrigo Finance PLC,
Gtd. Notes
3.500%	12/15/21	293	289,281
3.900%	12/15/24	200	196,981
4.900%	12/15/44	231	219,456

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)

			$17,805,928

Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	560	518,707
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20(a)	700	702,088
5.800%	06/01/45	117	111,720
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	2,994	2,395,200
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	216	194,739
5.350%	03/15/20	1,435	1,390,303
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	708,903
5.600%	04/01/44	894	723,573
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19	446	423,662
5.000%	05/15/44	200	148,196
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
0.779%(c)	06/02/17	1,000	982,247
3.500%	06/10/24	600	542,509
4.500%	06/10/44	250	195,210
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	691,800
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	307,117
4.900%	05/15/46(a)	500	452,802
5.100%	02/15/45	404	368,763
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
4.350%	07/15/25(a)	1,950	1,925,533
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	928	950,269
5.950%	02/15/18	607	649,872
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19(a)	470	461,459
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	201,798
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	608	600,664
5.150%	06/01/42	392	363,064
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	1,121	1,090,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	09/25/43	125	$128,407
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	815	780,161
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	701,560
4.000%	07/01/22	1,623	1,570,723
5.375%	06/01/21	321	343,601
5.450%	04/01/44	200	183,416
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	339,656
4.550%	06/24/24(a)	860	681,921
5.750%	06/24/44	1,385	956,582
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	1,786	1,611,204
4.300%	03/04/24	710	644,171
4.900%	01/15/45	150	111,695
5.400%	03/04/44(a)	500	399,178

			25,552,501

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	780	789,309
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	982,676

			1,771,985

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	314,467
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	1,370	1,433,709
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23	756	795,716
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19	207	200,289
4.250%	07/15/22	141	139,151
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)	1,190	1,218,868
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	977,103
4.550%	10/01/29	450	441,772
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	689,453

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	$971,469
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,031	967,322
3.700%	06/15/21	920	902,436
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,525,913
3.625%	02/01/25	689	656,645
4.625%	07/15/22	175	183,287
7.500%	04/01/17	750	811,669
Digital Delta Holdings LLC,
Gtd. Notes, 144A
3.400%	10/01/20	780	782,951
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	715	714,208
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21	940	975,614
Sr. Unsec’d. Notes
3.750%	12/01/24	96	94,470
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	715,488
3.000%	04/15/23(a)	1,500	1,472,166
4.500%	07/01/44	210	211,536
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	471,809
5.500%	03/15/17	420	441,784
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
4.500%	12/01/44	250	248,403
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	733,757
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,000	998,361
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21(a)	710	718,742
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	522,025
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25	200	195,281
4.400%	02/15/24	2,440	2,535,919
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,497,348
7.750%	08/15/19	1,548	1,793,225
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	940	965,238

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25	490	$478,730
4.950%	04/01/24	481	486,231
Gtd. Notes, 144A
4.500%	04/01/27	150	142,756
5.250%	01/15/26	1,085	1,102,935
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24	650	662,462
PPF Funding, Inc.,
Bonds, 144A
5.625%	01/15/17	819	850,292
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	928	928,532
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	708	710,565
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	1,900	1,921,364
4.750%	03/15/42	393	411,477
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	790	782,159
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	1,000	1,045,802
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17	713	709,764
3.750%	05/01/24	600	596,617
4.125%	01/15/26	496	499,969
4.375%	02/01/45	251	229,513
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	990	969,460
Welltower, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25(a)	950	949,718
4.700%	09/15/17	650	684,908

			42,480,848

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25(a)	150	147,140
3.700%	04/15/22	2,066	2,125,545
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18	960	966,401
2.800%	07/20/20	1,103	1,120,653
3.500%	07/20/22	800	826,259
4.875%	07/20/35(a)	1,399	1,467,930
5.125%	07/20/45	408	438,581
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	155,047

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
5.875%	12/16/36	336	$412,967
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	03/01/38	788	951,024
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	733,667
Walgreen Co.,
Sr. Unsec’d. Notes
4.400%	09/15/42	430	382,630
Walgreens Boots Alliance, Inc.,
Gtd. Notes
3.800%	11/18/24	115	114,385
4.500%	11/18/34	116	109,964
4.800%	11/18/44	125	119,827

			10,072,020

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	422,565

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.875%	12/15/43	385	416,118
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17	1,423	1,425,395
2.500%	05/15/22(a)	1,200	1,182,548
3.250%	05/15/30	200	188,078
5.375%	07/15/40	365	406,388

			3,618,527

Telecommunications — 0.4%
America Movil SAB de CV (Mexico),
Gtd. Notes
6.125%	03/30/40	150	164,856
AT&T, Inc.,
Sr. Unsec’d. Notes
2.450%	06/30/20(a)	960	945,204
3.000%	06/30/22(a)	720	702,435
3.400%	05/15/25	1,900	1,813,542
4.500%	05/15/35	405	370,500
4.750%	05/15/46(a)	1,349	1,236,085
5.550%	08/15/41(a)	2,108	2,139,110
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19(a)	1,420	1,425,598
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	370	431,384
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	67,600
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23(a)	914	943,081

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17	700	$699,019
4.500%	09/15/20	2,171	2,351,812
5.012%	08/21/54	2,160	1,965,911
6.400%	09/15/33	500	572,798
6.550%	09/15/43(a)	1,927	2,276,642

			18,105,577

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45(a)	400	372,675
4.450%	03/15/43	419	406,108
4.900%	04/01/44	400	415,001
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	86,523
4.100%	03/15/44	447	409,280

			1,689,587

TOTAL CORPORATE BONDS (cost $503,712,100)			497,974,964

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19(a)	1,200	1,099,440
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	806,650
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	4,357	4,529,637
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.875%	05/21/20(a)	2,390	2,404,727

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,915,045)			8,840,454

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	500	664,750
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	1,000	1,402,300
7.550%	04/01/39	1,975	2,854,369
7.600%	11/01/40	1,415	2,076,074

			6,997,493

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	1,305	1,193,305

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	$1,493,464

			2,686,769

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.668%	11/15/39	1,095	1,414,203
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.508%	08/01/37	200	241,368
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	350	451,374
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	237,532

			2,344,477

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	200	289,252

TOTAL MUNICIPAL BONDS (cost $12,215,131)			12,317,991

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Banc of America Funding Corp.,
Series 2010-R3, Class 1A1, 144A
2.642%(c)	12/26/35	623	626,032
Series 2015-R3, Class 10A1, 144A(g)
0.327%(c)	06/27/36	3,057	2,988,583
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
2.641%(c)	03/27/36	2,899	2,896,139
Series 2012-RR5, Class 8A5, 144A
0.388%(c)	07/26/36	425	404,061
Series 2012-RR10, Class 5A5, 144A(g)
0.465%(c)	04/26/36	608	596,181
Citigroup Mortgage Loan Trust, Inc.,
Series 2012-A, Class A, 144A
2.500%	06/25/51	1,261	1,240,289
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	2,917	2,961,755
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.130%(c)	10/26/37	1,145	1,135,459
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	241	241,778
Series 2011-2R, Class 2A1, 144A
2.694%(c)	07/27/36	1,809	1,817,763
Series 2014-3R, Class 2A1, 144A
0.887%(c)	05/27/37	1,459	1,382,639
Series 2015-1R, Class 6A1, 144A
0.471%(c)	05/27/37	2,093	1,945,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.526%(c)	06/25/35	3,785	$919,975
Series 2006-116, Class SG, IO
6.446%(c)	12/25/36	3,121	716,167
Series 2007-40, Class SE, IO
6.246%(c)	05/25/37	1,927	285,692
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,508	165,744
Series 2015-28, Class JE
3.000%	05/25/45	2,077	2,156,430
Series 2015-28, Class P
2.500%	05/25/45	2,702	2,755,914
Series 2015-70, Class JC
3.000%	10/25/45	1,700	1,761,210
Freddie Mac REMICS,
Series 2935, Class ZK
5.500%	02/15/35	740	818,056
Series 3115, Class SM, IO
6.404%(c)	02/15/36	2,723	427,455
Series 3955, Class YI, IO
3.000%	11/15/21	632	37,263
Series 4386, Class AZ
4.500%	11/15/40	1,212	1,368,690
Series 4471, Class PA
4.000%	12/15/40	2,547	2,720,639
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.692%(c)	12/20/60	1,510	1,511,839
Series 2013-124, Class ES
8.379%(c)	04/20/39	608	701,303
Series 2013-124, Class ST
8.512%(c)	08/20/39	1,143	1,285,157
Series 2013-147, Class AS, IO
5.956%(c)	10/20/43	558	73,134
Series 2013-160, Class MS, IO
6.006%(c)	09/20/32	939	187,906
Series 2014-H03, Class FA
0.792%(c)	01/20/64	7,617	7,660,416
Series 2015-H13, Class FL
0.468%(c)	05/20/63	3,852	3,846,357
Series 2015-H13, Class HA
2.500%	08/20/64	5,232	5,383,552
Series 2015-H17, Class HA
2.500%	05/20/65	3,720	3,828,894
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1B
1.267%(c)	07/20/43	5,550	5,552,781
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.617%(c)	02/26/37	2,790	2,813,027
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
2.726%(c)	07/26/45	2,195	2,210,919
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
0.831%(c)	09/25/43	1,677	1,619,059

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18		1,221	$1,236,247
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.676%(c)	06/25/35		2,357	2,418,998

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $72,182,428)				72,698,580

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Home Loan Bank
0.875%	05/24/17		825	828,692
Federal Home Loan Mortgage Corp.
0.875%	02/22/17		2,732	2,744,824
1.250%	10/02/19		1,005	1,002,964
2.375%(c)	10/01/42		1,191	1,241,440
3.000%	10/01/43-06/01/45		17,191	17,410,145
3.292%(c)	07/01/41		1,478	1,556,841
3.434%(c)	12/01/40		1,088	1,153,486
3.500%	08/01/42-06/01/45		18,582	19,401,668
4.000%	10/01/43-11/01/43		10,956	11,752,321
4.500%	03/01/41-04/01/41		404	437,948
6.250%	07/15/32		538	760,073
Federal National Mortgage Assoc
0.500%	03/30/16		884	885,137
1.125%	04/27/17		1,931	1,947,039
1.500%	06/22/20		7,162	7,161,993
1.750%	11/26/19	(a)	4,897	4,983,819
1.875%	09/18/18		1,560	1,599,852
2.500%	12/01/27-05/01/30		2,581	2,640,144
2.500%	TBA		4,900	4,995,397
2.691%(c)	02/01/42		559	587,188
2.758%(c)	01/01/42		1,011	1,057,320
3.000%	02/01/29-08/01/43		22,397	23,056,907
3.000%	TBA		12,450	12,617,295
3.000%	TBA		100	104,133
3.460%(c)	12/01/40		1,283	1,360,735
3.500%	10/01/28-08/01/43		34,494	36,326,996
3.500%	TBA		25,600	26,647,799
3.500%	TBA		200	208,631
3.500%	TBA		100	105,625
4.000%	09/01/40-05/01/45		36,541	39,293,710
4.000%	TBA		4,300	4,578,326
4.500%	07/01/25-10/01/44		29,416	31,972,082
4.500%	TBA		300	325,205
5.000%	09/01/23-11/01/44		9,764	10,825,663
5.500%	11/01/29-03/01/41		19,349	21,789,204
6.500%	10/01/37		1,879	2,159,666
7.250%	05/15/30		705	1,064,484
Government National Mortgage Assoc
3.000%	06/20/42-07/20/45		3,289	3,371,568
3.000%	TBA		12,100	12,347,437
3.500%	07/20/42-07/20/43		7,336	7,710,105
3.500%	TBA		20,200	21,165,018
4.000%	09/20/40-06/20/45		10,036	10,783,951

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA		5,900	$6,285,921
4.500%	08/15/39-08/20/41		8,808	9,577,493
4.500%	06/15/40	(h)	1,681	1,827,555
5.000%	11/15/33-06/15/40		806	900,049
6.000%	05/15/40		1,323	1,497,187
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		420	422,089

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $367,300,147)				372,473,125

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
3.000%	05/15/45	(a)	14,176	14,507,137
3.375%	05/15/44		687	754,000
3.625%	02/15/44		26,589	30,576,428
3.750%	11/15/43		7,320	8,618,348
4.375%	02/15/38		2,603	3,347,297
4.500%	02/15/36		4,406	5,777,253
6.125%	11/15/27		2,131	3,024,079
U.S. Treasury Notes
0.250%	04/15/16		16,443	16,448,788
0.625%	08/31/17-09/30/17		29,888	29,882,332
0.750%	06/30/17-02/28/18		25,529	25,532,885
0.875%	09/15/16-05/15/17		29,409	29,556,623
1.000%	09/15/18		11,829	11,856,112
1.375%	06/30/18-09/30/20		57,623	57,892,724
1.500%	08/31/18-12/31/18		14,520	14,749,510
1.625%	04/30/19-06/30/19		12,299	12,518,894
1.750%	02/28/22-09/30/22		37,807	37,892,989
2.000%	11/30/20-08/15/25		14,909	15,108,562
2.125%	01/31/21-05/15/25		11,291	11,573,970
2.250%	03/31/21-04/30/21		36,010	37,384,580
2.375%	12/31/20-08/15/24		39,949	41,210,146
2.500%	08/15/23		4,448	4,649,201
2.750%	11/15/23-02/15/24		14,802	15,757,397
2.875%	08/15/45		12,519	12,512,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $433,841,817)				441,132,059

TOTAL LONG-TERM INVESTMENTS (cost $4,418,758,369)				4,392,465,248

			Shares
SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $544,313,397; includes $178,098,043 of cash collateral for securities on loan)(b)(w)			544,313,397	544,313,397

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.036%	10/22/15	4,020	$4,019,977
0.054%	11/27/15	5,700	5,699,908
0.097%	11/12/15	3,300	3,299,899

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,019,061)			13,019,784

TOTAL SHORT-TERM INVESTMENTS (cost $557,332,458)			557,333,181

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.1% (cost $4,976,090,827)			4,949,798,429

SECURITIES SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal National Mortgage Assoc.
4.000%	TBA	(7,100)	(7,573,428)
4.500%	TBA	(1,500)	(1,624,617)

TOTAL SECURITIES SOLD SHORT (proceeds received $9,218,114)			(9,198,045)

TOTAL INVESTMENTS, AFTER SECURITIES SOLD SHORT — 105.9% (cost $4,966,872,713)			4,940,600,384
Liabilities in excess of other assets(x) — (5.9)%			(275,968,146)

NET ASSETS — 100.0%			$4,664,632,238

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,283,100; cash collateral of $178,098,043 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts opens at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Positions:
2,126	Mini MSCI EAFE Index	Dec. 2015	$181,846,860	$175,341,850	$(6,505,010)
954	S&P 500 E-Mini	Dec. 2015	92,527,010	91,044,990	(1,482,020)

					$(7,987,030)

(1) Cash of $310,739 and U.S. Treasury Securities with a combined market value of $13,019,784 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
19,800	12/16/17	1.500%	3 Month LIBOR(2)	$(190,278)	$(250,244)	$(59,966)
1,400	12/16/18	1.750%	3 Month LIBOR(2)	(19,130)	(27,387)	(8,257)
9,200	12/16/20	2.000%	3 Month LIBOR(2)	(122,682)	(232,436)	(109,754)
2,400	12/16/25	2.500%	3 Month LIBOR(1)	40,142	93,759	53,617
1,600	12/16/45	2.750%	3 Month LIBOR(2)	(7,008)	(70,002)	(62,994)

				$(298,956)	$(486,310)	$(187,354)

U.S. Government Agency Security with a market value of $812,580 has been segregated with Morgan Stanley to cover requirements for open contracts as of September 30, 2015.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,528,949,409	$1,167,486,990	$—
Exchange Traded Funds	6,107,354	—	—
Preferred Stocks	443,103	2,908,596	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	48,088,713	2,058,862
Residential Mortgage-Backed Securities	—	3,130,685	—
Bank Loans	—	98,053,372	—
Commercial Mortgage-Backed Securities	—	129,800,991	—
Corporate Bonds	—	495,034,924	2,940,040
Foreign Government Bonds	—	8,840,454	—
Municipal Bonds	—	12,317,991	—
Residential Mortgage-Backed Securities	—	72,698,580	—
U.S. Government Agency Obligations	—	368,132,687	4,340,438
U.S. Treasury Obligations	—	454,151,843	—
Affiliated Money Market Mutual Fund	544,313,397	—	—
Short Sales – U. S. Government Agency Obligations	—	(9,198,045)	—
Other Financial Instruments*
Futures	(7,987,030)	—	—
Exchange-traded Interest Rate Swaps	—	(187,354)	—

Total	$2,071,826,233	$2,851,260,427	$9,339,340

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Shares	Value
SHORT-TERM INVESTMENTS — 102.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 29.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,575,456)(w)			1,575,456	$1,575,456

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 13.1%
Australia Government Bond, Sr. Unsec’d. Notes (Australia) (cost $763,003)
1.847%	10/21/15	AUD	1,000	702,949

FOREIGN TREASURY OBLIGATIONS(n) — 31.9%
Canadian Treasury Bills (Canada)
0.444%	08/25/16	CAD	1,209	902,170
Italy Buoni Ordinari del Tesoro Bot (Italy)
0.035%	08/12/16	EUR	330	368,637
Spain Letras del Tesoro (Spain)
0.010%	04/08/16	EUR	400	446,944

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,724,607)				1,717,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 27.8%
U.S. Treasury Bills (cost $1,499,921)
0.090%	10/22/15	1,500	$1,499,991

TOTAL SHORT-TERM INVESTMENTS (cost $5,562,987)			5,496,147

TOTAL INVESTMENTS — 102.0% (cost $5,562,987)			5,496,147
Liabilities in excess of other assets(x) — (2.0)%			(106,592)

NET ASSETS — 100.0%			$5,389,555

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Morgan Stanley	AUD	1,546	$1,064,499	$1,080,239	$15,740
Expiring 12/16/15	Morgan Stanley	AUD	236	165,106	164,982	(124)
Expiring 12/16/15	Morgan Stanley	AUD	163	114,189	113,678	(511)
British Pound,
Expiring 12/16/15	Barclays Capital Group	GBP	106	160,325	159,817	(508)
Canadian Dollar,
Expiring 12/16/15	Barclays Capital Group	CAD	390	293,374	291,953	(1,421)
Expiring 12/16/15	Barclays Capital Group	CAD	336	254,269	252,029	(2,240)
Expiring 12/16/15	Barclays Capital Group	CAD	320	241,356	239,860	(1,496)
Expiring 12/16/15	Barclays Capital Group	CAD	181	136,213	135,862	(351)
Expiring 12/16/15	Morgan Stanley	CAD	179	135,542	134,072	(1,470)
Expiring 12/16/15	Morgan Stanley	CAD	114	85,795	85,174	(621)
Euro,
Expiring 12/16/15	Morgan Stanley	EUR	3,953	4,442,283	4,423,332	(18,951)
Expiring 12/16/15	Morgan Stanley	EUR	178	203,328	199,398	(3,930)
Japanese Yen,
Expiring 12/16/15	Barclays Capital Group	JPY	478,878	4,029,787	3,997,552	(32,235)
Expiring 12/16/15	Barclays Capital Group	JPY	22,693	190,278	189,438	(840)
Expiring 12/16/15	Morgan Stanley	JPY	31,183	260,171	260,310	139
New Zealand Dollar,
Expiring 12/16/15	Barclays Capital Group	NZD	159	100,435	101,045	610
Norwegian Krone,
Expiring 12/16/15	Barclays Capital Group	NOK	16,995	2,052,069	1,993,782	(58,287)
Expiring 12/16/15	Barclays Capital Group	NOK	4,566	550,952	535,702	(15,250)
Expiring 12/16/15	Barclays Capital Group	NOK	1,212	149,516	142,225	(7,291)
Expiring 12/16/15	Morgan Stanley	NOK	2,127	250,014	249,554	(460)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/16/15	Morgan Stanley	NOK	1,221	$146,953	$143,186	$(3,767)
Singapore Dollar,
Expiring 12/16/15	Morgan Stanley	SGD	1,525	1,073,628	1,068,667	(4,961)
Expiring 12/16/15	Morgan Stanley	SGD	144	102,180	100,656	(1,524)
Swedish Krona,
Expiring 12/16/15	Morgan Stanley	SEK	10,227	1,222,672	1,224,219	1,547
Swiss Franc,
Expiring 12/16/15	Morgan Stanley	CHF	662	680,700	681,401	701

				$18,105,634	$17,968,133	(137,501)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Barclays Capital Group	AUD	2,115	$1,469,070	$1,477,953	$(8,883)
Expiring 12/16/15	Morgan Stanley	AUD	174	124,780	121,804	2,976
British Pound,
Expiring 12/16/15	Barclays Capital Group	GBP	1,386	2,112,842	2,096,182	16,660
Expiring 12/16/15	Barclays Capital Group	GBP	413	633,605	625,189	8,416
Expiring 12/16/15	Morgan Stanley	GBP	408	626,147	616,272	9,875
Expiring 12/16/15	Morgan Stanley	GBP	158	246,118	239,145	6,973
Canadian Dollar,
Expiring 12/16/15	Barclays Capital Group	CAD	2,777	2,100,865	2,080,318	20,547
Expiring 12/16/15	Morgan Stanley	CAD	120	89,615	90,025	(410)
Euro,
Expiring 12/16/15	Barclays Capital Group	EUR	1,961	2,189,785	2,194,072	(4,287)
Expiring 12/16/15	Barclays Capital Group	EUR	256	291,229	286,664	4,565
Expiring 12/16/15	Barclays Capital Group	EUR	217	243,005	242,785	220
Expiring 12/16/15	Barclays Capital Group	EUR	179	200,990	200,338	652
Expiring 12/16/15	Barclays Capital Group	EUR	170	189,003	189,819	(816)
Expiring 12/16/15	Morgan Stanley	EUR	216	240,987	241,226	(239)
Expiring 12/16/15	Morgan Stanley	EUR	179	199,972	200,725	(753)
Expiring 12/16/15	Morgan Stanley	EUR	154	174,732	172,620	2,112
Japanese Yen,
Expiring 12/16/15	Barclays Capital Group	JPY	31,786	265,398	265,341	57
Expiring 12/16/15	Barclays Capital Group	JPY	15,844	132,061	132,262	(201)
Expiring 12/16/15	Morgan Stanley	JPY	147,429	1,229,954	1,230,700	(746)
New Zealand Dollar,
Expiring 12/16/15	Barclays Capital Group	NZD	1,858	1,175,041	1,181,373	(6,332)
Expiring 12/16/15	Barclays Capital Group	NZD	294	185,769	186,582	(813)
Expiring 12/16/15	Morgan Stanley	NZD	221	138,680	140,618	(1,938)
Expiring 12/16/15	Morgan Stanley	NZD	143	88,965	90,685	(1,720)
Expiring 12/16/15	Morgan Stanley	NZD	111	69,039	70,491	(1,452)
Norwegian Krone,
Expiring 12/16/15	Morgan Stanley	NOK	3,232	389,587	379,150	10,437
Singapore Dollar,
Expiring 12/16/15	Barclays Capital Group	SGD	3,231	2,271,121	2,264,169	6,952
Expiring 12/16/15	Morgan Stanley	SGD	297	208,398	208,325	73
Expiring 12/16/15	Morgan Stanley	SGD	133	94,685	93,176	1,509
Swedish Krona,
Expiring 12/16/15	Barclays Capital Group	SEK	22,953	2,727,873	2,747,533	(19,660)
Expiring 12/16/15	Barclays Capital Group	SEK	3,305	393,804	395,670	(1,866)
Expiring 12/16/15	Barclays Capital Group	SEK	652	77,468	78,058	(590)
Expiring 12/16/15	Barclays Capital Group	SEK	199	24,421	23,858	563

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 12/16/15	Barclays Capital Group	CHF	662	$682,469	$681,400	$1,069

				$21,287,478	$21,244,528	42,950

						$(94,551)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$1,575,456	$—	$—
Foreign Government Bond	—	702,949	—
Foreign Treasury Obligations	—	1,717,751	—
U.S. Treasury Obligation	—	1,499,991	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	(94,551)	—

Total	$1,575,456	$3,826,140	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.1%
COMMON STOCKS — 75.0%
Aerospace & Defense — 1.7%
B/E Aerospace, Inc.	150,626	$6,612,481
BAE Systems PLC (United Kingdom)	1,855,786	12,579,585
Boeing Co. (The)	30,000	3,928,500
Huntington Ingalls Industries, Inc.	112,230	12,025,445
KLX, Inc.*	75,313	2,691,687
Lockheed Martin Corp.	70,000	14,511,700
Raytheon Co.	109,920	12,009,859
United Technologies Corp.	120,000	10,678,800

		75,038,057

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	107,690	10,627,926

Airlines — 0.5%
Deutsche Lufthansa AG (Germany)*	1,583,590	22,044,934

Auto Components — 0.3%
Cie Generale des Etablissements Michelin (France)	146,203	13,376,830

Automobiles — 2.2%
Ford Motor Co.	1,200,000	16,284,000
General Motors Co.	1,244,510	37,360,190
Hyundai Motor Co. (South Korea)	181,026	25,155,410
Nissan Motor Co. Ltd. (Japan)	1,908,300	17,546,052

		96,345,652

Banks — 7.8%
Bangkok Bank PCL (Thailand), NVDR	811,800	3,586,262
Bank of America Corp.	475,300	7,405,174
Barclays PLC (United Kingdom)	3,359,730	12,433,618
BNP Paribas SA (France)	332,533	19,577,687
CIT Group, Inc.	347,846	13,924,275
Citigroup, Inc.	1,022,966	50,749,344
Citizens Financial Group, Inc.	526,967	12,573,433
Columbia Banking System, Inc.	50,035	1,561,592
Credit Agricole SA (France)	1,409,094	16,222,594
DBS Group Holdings Ltd. (Singapore)	574,000	6,551,832
Guaranty Bancorp	48,080	791,878
HSBC Holdings PLC (United Kingdom)	2,274,960	17,082,602
ING Groep NV (Netherlands), CVA	899,874	12,719,884
JPMorgan Chase & Co.	902,075	54,999,513
KB Financial Group, Inc. (South Korea)	349,577	10,391,083
PNC Financial Services Group, Inc. (The)	338,046	30,153,703
Standard Chartered PLC (United Kingdom)	703,100	6,823,522
State Bank Financial Corp.	80,800	1,670,944
SunTrust Banks, Inc.	595,259	22,762,704
U.S. Bancorp	75,000	3,075,750
UniCredit SpA (Italy)	2,291,471	14,285,561
Wells Fargo & Co.	509,680	26,172,068

		345,515,023

Beverages — 1.1%
Coca-Cola Co. (The)	300,000	12,036,000
PepsiCo, Inc.	379,874	35,822,118

		47,858,118

Biotechnology — 0.8%
Amgen, Inc.	205,540	28,430,293
Gilead Sciences, Inc.	75,460	7,409,417

		35,839,710

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 0.7%
Credit Suisse Group AG (Switzerland)*	692,142	$16,636,907
Morgan Stanley	526,890	16,597,035

		33,233,942

Chemicals — 1.7%
Agrium, Inc. (Canada)	170,000	15,215,000
Akzo Nobel NV (Netherlands)	229,680	14,938,297
BASF SE (Germany)	70,000	5,353,865
Dow Chemical Co. (The)	513,380	21,767,312
E.I. du Pont de Nemours & Co.	280,000	13,496,000
Mosaic Co. (The)	220,000	6,844,200

		77,614,674

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	197,890	8,153,068
Serco Group PLC (United Kingdom)*	4,131,770	6,384,396
Waste Management, Inc.	198,390	9,881,806

		24,419,270

Communications Equipment — 1.8%
Cisco Systems, Inc.	2,051,950	53,863,687
Nokia OYJ (Finland)	1,231,129	8,418,257
Nokia OYJ (Finland), ADR(a)	954,020	6,468,256
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,133,099	11,115,278

		79,865,478

Construction & Engineering — 0.1%
FLSmidth & Co. A/S (Denmark)	198,540	6,589,416

Construction Materials — 0.7%
CRH PLC (Ireland)	833,730	22,009,006
LafargeHolcim Ltd. (Switzerland)*	171,748	9,003,040

		31,012,046

Consumer Finance — 0.5%
Ally Financial, Inc.*	326,300	6,649,994
Capital One Financial Corp.	207,470	15,045,724

		21,695,718

Containers & Packaging — 0.3%
WestRock Co.	264,067	13,583,606

Diversified Financial Services — 0.1%
Lehman Brothers Holdings, Inc.*	45,356,002	2,494,580

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,040,166	33,888,608
CenturyLink, Inc.	66,000	1,657,920
China Telecom Corp. Ltd. (China), ADR(a)	162,308	7,881,676
Koninklijke KPN NV (Netherlands)	2,718,740	10,196,446
Singapore Telecommunications Ltd. (Singapore)	4,641,800	11,748,932
Telefonica SA (Spain)	1,399,844	16,982,981
Telstra Corp. Ltd. (Australia)	853,669	3,375,158
Verizon Communications, Inc.	573,496	24,952,811

		110,684,532

Electric Utilities — 2.5%
American Electric Power Co., Inc.	150,000	8,529,000
Duke Energy Corp.	243,980	17,551,921
Exelon Corp.	624,150	18,537,255
FirstEnergy Corp.	192,670	6,032,498
NextEra Energy, Inc.	200,096	19,519,365
Pinnacle West Capital Corp.	44,800	2,873,472

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
PPL Corp.	179,600	$5,907,044
Southern Co. (The)	500,000	22,350,000
Xcel Energy, Inc.	236,360	8,369,508

		109,670,063

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	627,328	32,646,150
Halliburton Co.	463,440	16,382,604
Noble Corp. PLC(a)	519,170	5,664,145
Schlumberger Ltd.	60,000	4,138,200
Technip SA (France)	134,100	6,346,135

		65,177,234

Food & Staples Retailing — 2.1%
CVS Health Corp.	278,064	26,827,615
Kroger Co. (The)	417,216	15,048,981
Metro AG (Germany)	516,410	14,288,064
Tesco PLC (United Kingdom)	5,390,335	14,972,117
Walgreens Boots Alliance, Inc.	224,828	18,683,207
Whole Foods Market, Inc.	105,000	3,323,250

		93,143,234

Health Care Equipment & Supplies — 2.2%
Getinge AB (Sweden) (Class B Stock)	781,280	17,437,838
Medtronic PLC	897,915	60,106,431
Stryker Corp.	206,308	19,413,583

		96,957,852

Health Care Providers & Services — 0.2%
Cigna Corp.	50,441	6,810,544

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	29,800	1,131,506

Household Products — 0.1%
Energizer Holdings, Inc.	63,714	2,466,369

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*	1,957	40,451
NRG Energy, Inc.	459,403	6,822,135

		6,862,586

Industrial Conglomerates — 1.2%
General Electric Co.	1,524,600	38,450,412
Siemens AG (Germany)	132,274	11,817,022
Toshiba Corp. (Japan)*	1,537,000	3,872,100

		54,139,534

Insurance — 4.4%
ACE Ltd.	192,901	19,945,963
Aegon NV (Netherlands)	1,827,089	10,476,844
Alleghany Corp.*	37,352	17,484,845
Allstate Corp. (The)	250,949	14,615,270
American International Group, Inc.	1,013,176	57,568,661
AXA SA (France)	606,022	14,713,665
MetLife, Inc.	568,921	26,824,625
Swiss Re AG (Switzerland)	146,996	12,611,837
XL Group PLC (Ireland)	554,810	20,150,699

		194,392,409

Internet Software & Services — 0.4%
Google, Inc. (Class A Stock)*	24,980	15,946,483

IT Services — 0.3%
Xerox Corp.	1,576,770	15,341,972

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.2%
QIAGEN NV*	332,640	$8,580,543

Machinery — 0.7%
Caterpillar, Inc.(a)	190,951	12,480,557
CNH Industrial NV (United Kingdom)	848,088	5,528,176
Federal Signal Corp.	173,700	2,381,427
Illinois Tool Works, Inc.	40,000	3,292,400
Navistar International Corp.*(a)	439,520	5,590,694

		29,273,254

Marine — 0.3%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	9,135	14,081,438

Media — 3.4%
CBS Corp. (Class B Stock)	333,439	13,304,216
Comcast Corp. (Special Class A Stock)(a)	433,000	24,784,920
News Corp. (Class A Stock)	265,862	3,355,178
RELX PLC (United Kingdom)	885,096	15,180,622
Sky PLC (United Kingdom)	981,740	15,532,095
Time Warner Cable, Inc.	173,081	31,045,539
Time Warner, Inc.	148,710	10,223,813
Twenty-First Century Fox, Inc. (Class A Stock)	553,500	14,933,430
Twenty-First Century Fox, Inc. (Class B Stock)	837,613	22,674,184

		151,033,997

Metals & Mining — 1.7%
BHP Billiton PLC (Australia)	640,208	9,744,974
Freeport-McMoRan, Inc.(a)	594,206	5,757,856
Glencore PLC (Switzerland)*	3,977,400	5,520,869
Goldcorp, Inc. (Canada)	106,720	1,336,134
MMC Norilsk Nickel PJSC (Russia), ADR	947,560	13,616,437
POSCO (South Korea)	85,521	12,092,243
Rio Tinto PLC (United Kingdom), ADR(a)	617,122	20,871,066
ThyssenKrupp AG (Germany)	347,115	6,099,525

		75,039,104

Multiline Retail — 0.8%
Macy’s, Inc.	228,890	11,746,635
Target Corp.	329,170	25,892,512

		37,639,147

Multi-Utilities — 1.2%
Dominion Resources, Inc.	243,280	17,122,046
PG&E Corp.	408,783	21,583,742
Public Service Enterprise Group, Inc.	245,150	10,335,524
Sempra Energy	55,840	5,400,845

		54,442,157

Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.	239,550	14,466,425
Apache Corp.	649,242	25,424,317
BG Group PLC (United Kingdom)	1,391,075	20,067,422
BP PLC (United Kingdom)	4,483,499	22,746,387
BP PLC (United Kingdom), ADR(a)	500,000	15,280,000
Chesapeake Energy Corp.(a)	1,779,240	13,041,829
Chevron Corp.	532,550	42,007,544
CONSOL Energy, Inc.(a)	476,897	4,673,591
Devon Energy Corp.	215,000	7,974,350
Eni SpA (Italy)	647,275	10,181,912
Exxon Mobil Corp.	250,000	18,587,500

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Galp Energia, SGPS SA (Portugal) (Class B Stock)	1,485,800	$14,661,670
Kunlun Energy Co. Ltd. (China)	17,133,300	12,310,805
Marathon Oil Corp.	596,303	9,183,066
Murphy Oil Corp.(a)	164,926	3,991,209
Occidental Petroleum Corp.	40,000	2,646,000
Royal Dutch Shell PLC (Netherlands), ADR	759,891	36,011,234
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	572,066	13,569,375
Royal Dutch Shell PLC (Netherlands) (Class A Stock) (XLON)	10,276	242,585
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	320,108	7,569,013
Spectra Energy Corp.	333,140	8,751,588
Total SA (France)	401,677	18,068,682
Total SA (France), ADR(a)	253,315	11,325,714
Whiting Petroleum Corp.*	292,298	4,463,390
Williams Cos., Inc. (The)	150,000	5,527,500

		342,773,108

Paper & Forest Products — 0.3%
International Paper Co.	396,539	14,985,209

Personal Products — 0.1%
Avon Products, Inc.(a)	428,772	1,393,509
Edgewell Personal Care Co.	63,714	5,199,062

		6,592,571

Pharmaceuticals — 8.1%
Allergan PLC*	54,407	14,788,367
AstraZeneca PLC (United Kingdom)	100,000	6,341,838
Eli Lilly & Co.	701,242	58,686,944
GlaxoSmithKline PLC (United Kingdom)	1,219,223	23,401,569
Johnson & Johnson	250,000	23,337,500
Merck & Co., Inc.	1,062,289	52,466,453
Merck KGaA (Germany)	126,400	11,191,051
Novartis AG (Switzerland), ADR	119,240	10,960,541
Pfizer, Inc.	1,408,850	44,251,979
Roche Holding AG (Switzerland)	86,725	23,023,021
Sanofi (France)	193,690	18,439,406
Sanofi (France), ADR	291,708	13,847,379
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,020,178	57,599,250

		358,335,298

Real Estate Investment Trusts (REITs)
Alexander’s, Inc.	3,272	1,223,728

Real Estate Management & Development
Forestar Group, Inc.*(a)	37,032	486,971

Semiconductors & Semiconductor Equipment — 1.2%
Altera Corp.	156,440	7,834,515
Freescale Semiconductor Ltd.*	20,500	749,890
Intel Corp.	870,975	26,251,187
Texas Instruments, Inc.	348,710	17,268,119

		52,103,711

Software — 3.3%
CA, Inc.(a)	486,263	13,274,980
Microsoft Corp.	2,424,412	107,304,475
SAP SE (Germany)	78,031	5,055,164

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Symantec Corp.	1,008,890	$19,643,088

		145,277,707

Specialty Retail — 0.7%
Kingfisher PLC (United Kingdom)	4,520,023	24,553,766
Office Depot, Inc.*	1,176,470	7,552,937

		32,106,703

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	330,613	36,466,614
Hewlett-Packard Co.	1,200,443	30,743,345
Konica Minolta, Inc. (Japan)	1,081,600	11,394,399
Samsung Electronics Co. Ltd. (South Korea)	62,595	60,057,013

		138,661,371

Textiles, Apparel & Luxury Goods — 0.3%
Michael Kors Holdings Ltd.*	320,940	13,556,506

Tobacco — 1.9%
Altria Group, Inc.	326,507	17,761,981
British American Tobacco PLC (United Kingdom)	432,806	23,880,311
Imperial Tobacco Group PLC (United Kingdom)	341,800	17,670,597
Philip Morris International, Inc.	100,218	7,950,294
Reynolds American, Inc.	349,234	15,460,589

		82,723,772

Wireless Telecommunication Services — 1.3%
SoftBank Group Corp. (Japan)	363,100	16,789,676
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR(a)	1,376,143	11,944,921
Vodafone Group PLC (United Kingdom)	9,888,942	31,190,461

		59,925,058

TOTAL COMMON STOCKS (cost $3,327,539,289)		3,328,720,651

PREFERRED STOCKS — 1.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	39,545	4,343,953

Banks — 0.5%
Bank of America Corp., Series L, CVT, 7.250%	12,300	13,247,100
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,344,000

		22,591,100

Capital Markets — 0.1%
Morgan Stanley, Series I, 6.375%	100,000	2,544,000

Metals & Mining — 0.1%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	200,000	6,680,000

Multi-Utilities — 0.2%
Dominion Resources, Inc., CVT, 6.375%	69,500	3,447,895
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,769,920
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,791,360

		7,009,175

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., 5.750%*	3,300	1,353,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleo Brasileiro SA (Brazil) (PRFC), ADR*		1,880,497	$6,920,229
Sanchez Energy Corp., Series A, CVT, 4.875%		10,000	210,000

			8,483,229

Pharmaceuticals — 0.1%
Allergan PLC, CVT, 5.500%		3,000	2,830,380

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%		52,675	1,307,920

Thrifts & Mortgage Finance
Federal National Mortgage Association, CVT, 5.375%*(a)		75	1,239,075

TOTAL PREFERRED STOCKS (cost $82,864,478)			57,028,832

		Units
WARRANTS*
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17 (cost $64,138)		36,800	42,320

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
BANK LOANS(c) — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
6.505%(c)	03/01/17	1,015	934,643
Term Loan B-6
9.500%(c)	03/01/17	4,842	4,457,397
Term Loan B-7
1.500%(c)	01/12/18	3,510	3,231,725

			8,623,765

Metals & Mining
Walter Energy, Inc.,
Term Loan B
7.250%(c)	04/01/18	4,144	1,484,888

TOTAL BANK LOANS (cost $12,828,167)			10,108,653

CONVERTIBLE BONDS — 0.1%
Automobiles — 0.1%
Fiat Chrysler Automobile (United Kingdom),
Sub. Notes*
7.875%	12/15/16
(cost $3,000,000)		30	3,558,600

CORPORATE BONDS — 8.4%
Advertising
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
5.625%	02/15/24(a)	400	$405,500

Aerospace & Defense — 0.1%
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	1,300	1,212,250
6.500%	07/15/24(a)	1,300	1,221,805

			2,434,055

Auto Manufacturers — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23	3,400	3,170,500
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	1,800	1,442,250

			4,612,750

Banks — 0.6%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	2,500	2,437,500
5.950%(c)	12/29/49	6,000	5,917,500
6.300%(c)	12/29/49(a)	9,100	8,755,565
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49(a)	5,000	4,862,500
5.150%(c)	12/29/49(a)	3,500	3,299,870
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	3,100	3,100,000

			28,372,935

Beverages — 0.1%
Cott Beverages, Inc. (Canada),
Gtd. Notes
5.375%	07/01/22	2,500	2,421,850

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24(a)	3,000	2,730,000

Coal
Walter Energy, Inc.,
2nd Lien, 144A
11.000%	04/01/20	2,013	20,126
Sr. Sec’d. Notes, 144A
9.500%	10/15/19	2,306	812,865

			832,991

Commercial Services
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23(a)	2,500	2,250,000

Containers & Packaging — 0.3%
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21	3,000	2,895,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23(a)	5,000	4,900,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Sr. Sec’d. Notes
5.750%	10/15/20(a)	5,500	$5,555,000

			13,350,000

Distribution/Wholesale
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21(a)	2,000	2,010,000

Diversified Financial Services — 0.1%
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	2,500	2,587,500
7.250%	12/15/21	2,500	2,537,500

			5,125,000

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24(a)	2,500	2,216,250
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	5,000	4,662,500
5.750%	01/15/25(a)	5,000	4,675,000
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	10,000	10,025,000
7.375%	11/01/22(a)	5,000	5,043,750
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23	5,000	4,250,000
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	300	263,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	8,565	3,318,938

			34,454,688

Electrical Components & Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22(a)	5,000	4,837,500

Engineering & Construction
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19	2,500	937,500

Entertainment — 0.2%
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	4,300	3,999,000
6.500%	02/15/25	4,300	3,870,000

			7,869,000

Food — 0.1%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	700	726,250
US Foods, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Gtd. Notes
8.500%	06/30/19	5,500	$5,692,500

			6,418,750

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	5,000	4,700,000

Healthcare – Services — 0.4%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,800	1,838,178
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	2,500	2,455,000
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	6,000	6,225,000
Sr. Sec’d. Notes
5.250%	04/15/25(a)	2,000	2,042,500
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	5,500	5,458,750
8.125%	04/01/22	1,700	1,806,930

			19,826,358

Holding Companies–Diversified — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	1,000	1,011,250
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24	500	442,500
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A
5.750%	03/01/24(a)	2,300	2,070,000

			3,523,750

Lodging
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	900	886,500

Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	15,000	14,062,500
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	7,300	6,113,750
5.875%	07/15/22	6,800	6,018,000
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	16,522	14,208,920
9.000%	03/01/21(a)	6,500	5,461,625
9.000%	09/15/22(a)	3,700	3,034,000
Neptune Finco Corp. (Netherlands),
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	13,000	13,130,000
Numericable-SFR SAS (France),

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
6.000%	05/15/22(a)	2,500	$2,409,375
Tribune Co./Class C1 Litigation Trust, (g)(i)
5.896%(s)	12/31/49	98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	5,000	4,750,000

			69,188,170

Mining
Consolidated Minerals Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	05/15/20	1,000	700,000

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23(a)	5,600	4,116,000
7.500%	03/15/25(a)	3,100	2,325,000

			6,441,000

Oil & Gas — 0.7%
American Energy-Permian Basin LLC,
Jr. Sub. Notes, PIK, 144A
8.000%	05/01/22	1,000	250,000
American Energy - Woodford LLC/AEW Finance Corp.,
2nd Lien, PIK, 144A
12.000%	12/30/20	1,750	735,000
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	2,000	1,720,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	5,200	3,380,000
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21(a)	4,200	2,562,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(a)	5,000	3,325,000
5.750%	03/15/23(a)	3,500	2,282,655
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22(a)	4,000	2,380,000
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
9.250%	12/15/17(a)	4,500	1,012,500
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22(a)	2,600	1,612,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19	2,000	510,000
6.500%	05/15/19	3,000	825,000
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17	4,800	4,248,000
Rex Energy Corp.,
Gtd. Notes
8.875%	12/01/20	2,000	1,040,000
Sanchez Energy Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.750%	06/15/21(a)	5,500	$4,070,000
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	2,000	1,240,000
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19(a)	3,264	1,452,480

			32,644,635

Pipelines — 0.3%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27(a)	4,000	3,320,000
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	6,600	6,471,142
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17(a)	2,000	1,900,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19(a)	700	616,000

			12,307,142

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	2,500	2,375,000

Retail — 0.1%
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	2,500	2,382,365

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21(a)	5,000	5,075,000

Software — 0.5%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	5,000	4,040,625
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	6,100	6,931,125
Sec’d. Notes, 144A
8.250%	01/15/21(a)	11,050	11,464,375

			22,436,125

Storage/Warehousing — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19(a)	5,000	2,650,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	4,900	4,288,480

			6,938,480

Telecommunications — 1.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	3,000	2,885,625

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25(a)	4,300	$3,797,437
7.750%	05/15/22(a)	1,000	910,000
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	15,083	6,938,180
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	4,075	3,229,437
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	3,000	2,865,000
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22	5,000	4,475,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	2,500	2,062,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	1,500	1,264,680
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	5,500	4,232,800
7.625%	02/15/25	5,000	3,871,875
7.875%	09/15/23(a)	9,100	7,365,313
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	1,300	1,270,750
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23(a)	7,500	7,425,000
6.633%	04/28/21	5,000	5,012,500
6.731%	04/28/22	5,000	4,987,500
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21	3,000	2,962,500

			65,556,097

TOTAL CORPORATE BONDS (cost $428,543,042)			374,043,141

MUNICIPAL BOND — 0.1%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35
(cost $6,462,100)		7,417	5,562,527

TOTAL LONG-TERM INVESTMENTS (cost $3,861,301,214)			3,779,064,724

SHORT-TERM INVESTMENTS — 19.2%

		Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 13.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $587,084,898; includes $268,982,469 of cash collateral for securities on loan)(b)(w)		587,084,898	$587,084,898

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.5%
Federal Home Loan Bank
0.000%	10/01/15
(cost $22,000,000)		22,000	22,000,000

U.S. TREASURY OBLIGATIONS(n) — 5.5%
U.S. Treasury Bills
0.065%	12/03/15	5,000	5,000,110
0.075%	11/19/15	15,000	15,000,473
0.085%	11/27/15	15,000	14,999,758
0.086%	10/22/15	15,000	14,999,915
0.095%	10/08/15	15,000	14,999,941
0.126%	01/21/16	17,000	16,999,338
Zero	11/12/15	163,197	163,192,003

TOTAL U.S. TREASURY OBLIGATIONS (cost $245,182,384)			245,191,538

TOTAL SHORT-TERM INVESTMENTS (cost $854,267,282)			854,276,436

TOTAL INVESTMENTS — 104.3% (cost $4,715,568,496)			4,633,341,160
Liabilities in excess of other assets(x) — (4.3)%			(192,521,845)

NET ASSETS — 100.0%			$4,440,819,315

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $262,548,679; cash collateral of $268,982,469 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
4,350	MSCI World Net Total Return (NTR) USD Index	Dec. 2015	$187,267,500	$185,136,000	$(2,131,500)
1,763	S&P 500 E-Mini	Dec. 2015	170,997,778	168,251,905	(2,745,873)

					(4,877,373)

Short Positions:
255	British Pound Currency	Dec. 2015	24,413,867	24,086,344	327,523
194	Euro Currency	Dec. 2015	27,160,500	27,109,075	51,425

					378,948

					$(4,498,425)

(1) Cash of $9,270,250 has been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/19/16	Bank of America	GBP	1,060	$1,609,704	$1,602,290	$(7,414)
Expiring 02/19/16	Bank of America	GBP	835	1,308,342	1,262,496	(45,846)
Expiring 02/19/16	Bank of America	GBP	772	1,184,568	1,166,874	(17,694)
Expiring 02/19/16	Bank of America	GBP	418	654,218	631,249	(22,969)
Expiring 02/19/16	Bank of America	GBP	212	325,395	320,535	(4,860)
Expiring 02/19/16	Credit Suisse First Boston Corp.	GBP	2,000	3,073,964	3,023,910	(50,054)
Expiring 02/19/16	Credit Suisse First Boston Corp.	GBP	877	1,382,353	1,326,010	(56,343)
Expiring 02/19/16	Credit Suisse First Boston Corp.	GBP	748	1,171,450	1,131,248	(40,202)
Expiring 02/19/16	Credit Suisse First Boston Corp.	GBP	124	190,074	187,855	(2,219)
Expiring 02/19/16	Deutsche Bank AG	GBP	374	572,363	564,823	(7,540)
Expiring 02/19/16	Hong Kong & Shanghai Bank	GBP	877	1,381,625	1,326,010	(55,615)
Expiring 02/19/16	Hong Kong & Shanghai Bank	GBP	175	276,482	265,201	(11,281)
Expiring 02/19/16	State Street Bank	GBP	877	1,381,682	1,326,011	(55,671)
Expiring 02/19/16	State Street Bank	GBP	664	1,021,093	1,004,482	(16,611)
Expiring 02/19/16	State Street Bank	GBP	175	276,396	265,202	(11,194)
Expiring 02/19/16	State Street Bank	GBP	115	180,134	173,964	(6,170)
Euro,
Expiring 11/18/15	Bank of America	EUR	2,040	2,267,276	2,281,092	13,816
Expiring 11/18/15	Bank of America	EUR	305	341,466	340,991	(475)
Expiring 11/18/15	Bank of America	EUR	271	298,440	302,936	4,496
Expiring 11/18/15	Bank of America	EUR	205	229,741	229,733	(8)
Expiring 11/18/15	Bank of America	EUR	174	191,615	194,067	2,452
Expiring 11/18/15	Bank of America	EUR	108	118,591	120,198	1,607
Expiring 11/18/15	Bank of America	EUR	77	84,949	85,615	666
Expiring 11/18/15	Bank of America	EUR	54	62,117	59,872	(2,245)
Expiring 11/18/15	Barclays Capital Group	EUR	305	341,851	340,991	(860)
Expiring 11/18/15	Barclays Capital Group	EUR	261	290,543	291,917	1,374
Expiring 11/18/15	Barclays Capital Group	EUR	137	150,964	153,563	2,599
Expiring 11/18/15	Barclays Capital Group	EUR	26	28,695	29,031	336
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	923	1,032,833	1,031,742	(1,091)
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	361	398,331	403,914	5,583
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	348	387,727	389,223	1,496
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	305	341,517	340,991	(526)
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	215	237,398	240,396	2,998
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	172	190,367	192,572	2,205
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	124	137,398	138,057	659
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	77	85,016	85,612	596
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	54	62,134	59,872	(2,262)
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	26	28,668	29,030	362
Expiring 11/18/15	Deutsche Bank AG	EUR	361	398,336	403,914	5,578
Expiring 11/18/15	Deutsche Bank AG	EUR	348	387,754	389,223	1,469

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 11/18/15	Deutsche Bank AG	EUR	305	$341,823	$340,992	$(831)
Expiring 11/18/15	Deutsche Bank AG	EUR	174	191,577	194,065	2,488
Expiring 11/18/15	Deutsche Bank AG	EUR	166	183,648	186,019	2,371
Expiring 11/18/15	Deutsche Bank AG	EUR	57	62,913	63,506	593
Expiring 11/18/15	Deutsche Bank AG	EUR	49	56,821	54,881	(1,940)
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	610	683,787	681,983	(1,804)
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	271	298,598	302,936	4,338
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	215	239,005	240,658	1,653
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	215	237,614	240,395	2,781
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	172	190,453	192,572	2,119
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	57	62,881	63,502	621
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	54	62,140	59,871	(2,269)
Expiring 11/18/15	State Street Bank	EUR	1,765	1,956,074	1,973,737	17,663
Expiring 11/18/15	State Street Bank	EUR	799	873,793	893,493	19,700
Expiring 11/18/15	State Street Bank	EUR	271	298,489	302,936	4,447
Expiring 11/18/15	State Street Bank	EUR	261	290,879	291,917	1,038
Expiring 11/18/15	State Street Bank	EUR	203	227,568	227,327	(241)
Expiring 11/18/15	State Street Bank	EUR	172	190,265	192,575	2,310
Expiring 11/18/15	State Street Bank	EUR	131	145,081	146,582	1,501
Expiring 11/18/15	State Street Bank	EUR	114	126,231	127,008	777
Expiring 11/18/15	State Street Bank	EUR	49	56,822	54,882	(1,940)
Expiring 01/20/16	Bank of America	EUR	603	700,314	675,201	(25,113)
Expiring 01/20/16	Bank of America	EUR	555	620,045	621,721	1,676
Expiring 01/20/16	Bank of America	EUR	451	511,124	504,458	(6,666)
Expiring 01/20/16	Bank of America	EUR	451	511,440	504,458	(6,982)
Expiring 01/20/16	Bank of America	EUR	394	440,591	441,214	623
Expiring 01/20/16	Bank of America	EUR	338	383,721	378,343	(5,378)
Expiring 01/20/16	Bank of America	EUR	230	258,236	256,963	(1,273)
Expiring 01/20/16	Bank of America	EUR	226	255,116	253,230	(1,886)
Expiring 01/20/16	Bank of America	EUR	113	128,179	126,115	(2,064)
Expiring 01/20/16	Bank of America	EUR	69	79,014	77,636	(1,378)
Expiring 01/20/16	Bank of America	EUR	19	20,838	20,829	(9)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	1,070	1,211,197	1,198,220	(12,977)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	603	700,483	675,200	(25,283)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	555	619,729	621,720	1,991
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	170	191,128	189,928	(1,200)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	153	172,048	171,308	(740)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	149	168,014	167,358	(656)
Expiring 01/20/16	Deutsche Bank AG	EUR	958	1,080,023	1,072,799	(7,224)
Expiring 01/20/16	Deutsche Bank AG	EUR	673	779,568	753,184	(26,384)
Expiring 01/20/16	Deutsche Bank AG	EUR	416	464,811	466,290	1,479
Expiring 01/20/16	Deutsche Bank AG	EUR	226	254,885	253,230	(1,655)
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	603	700,601	675,200	(25,401)
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	555	619,951	621,721	1,770
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	326	370,810	365,380	(5,430)
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	259	294,456	290,063	(4,393)
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	230	258,455	256,963	(1,492)
Expiring 01/20/16	State Street Bank	EUR	673	779,570	753,184	(26,386)
Expiring 01/20/16	State Street Bank	EUR	600	675,232	671,900	(3,332)
Expiring 01/20/16	State Street Bank	EUR	458	511,195	512,921	1,726
Expiring 01/20/16	State Street Bank	EUR	226	254,998	253,230	(1,768)
South Korean Won,
Expiring 11/12/15	Bank of America	KRW	863,047	728,003	727,019	(984)
Expiring 11/12/15	Bank of America	KRW	229,039	192,389	192,939	550
Expiring 11/12/15	Bank of America	KRW	161,909	134,924	136,390	1,466
Expiring 11/12/15	Bank of America	KRW	80,617	67,462	67,911	449
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	368,682	312,548	310,572	(1,976)
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	161,369	134,924	135,935	1,011

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	80,617	$67,462	$67,911	$449
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	277,607	233,322	233,852	530
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	252,455	213,637	212,664	(973)
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	160,533	133,777	135,230	1,453
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	158,710	132,811	133,694	883

				$47,227,063	$46,728,633	(498,430)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/23/15	State Street Bank	GBP	9,849	$15,266,194	$14,895,119	$371,075
Expiring 11/23/15	State Street Bank	GBP	9,344	14,482,723	14,130,692	352,031
Expiring 01/20/16	Bank of America	GBP	6,093	9,510,392	9,212,712	297,680
Expiring 01/21/16	State Street Bank	GBP	6,089	9,506,818	9,207,442	299,376
Expiring 02/19/16	Credit Suisse First Boston Corp.	GBP	8,493	13,231,946	12,840,889	391,057
Expiring 02/19/16	Deutsche Bank AG	GBP	7,861	12,247,967	11,885,990	361,977
Euro,
Expiring 11/18/15	Bank of America	EUR	4,337	4,945,075	4,849,573	95,502
Expiring 11/18/15	Bank of America	EUR	141	157,167	157,116	51
Expiring 11/18/15	Bank of America	EUR	115	128,677	128,325	352
Expiring 11/18/15	Bank of America	EUR	44	48,948	48,785	163
Expiring 11/18/15	Bank of America	EUR	8	9,330	9,307	23
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	271	295,556	302,846	(7,290)
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	152	173,780	169,522	4,258
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	79	89,047	88,663	384
Expiring 11/18/15	Credit Suisse First Boston Corp.	EUR	70	78,870	78,558	312
Expiring 11/18/15	Deutsche Bank AG	EUR	2,399	2,733,949	2,683,209	50,740
Expiring 11/18/15	Deutsche Bank AG	EUR	542	590,639	605,693	(15,054)
Expiring 11/18/15	Deutsche Bank AG	EUR	308	343,439	343,866	(427)
Expiring 11/18/15	Deutsche Bank AG	EUR	159	177,649	177,324	325
Expiring 11/18/15	Deutsche Bank AG	EUR	141	157,439	157,116	323
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	2,398	2,732,947	2,681,813	51,134
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	336	377,782	376,155	1,627
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	308	343,287	343,866	(579)
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	190	209,085	211,911	(2,826)
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	159	177,918	177,325	593
Expiring 11/18/15	Hong Kong & Shanghai Bank	EUR	70	78,694	78,558	136
Expiring 11/18/15	State Street Bank	EUR	465	518,416	519,711	(1,295)
Expiring 11/18/15	State Street Bank	EUR	190	209,088	211,911	(2,823)
Expiring 11/18/15	State Street Bank	EUR	159	177,807	177,324	483
Expiring 11/18/15	State Street Bank	EUR	141	157,302	157,116	186
Expiring 11/18/15	State Street Bank	EUR	122	139,548	136,180	3,368
Expiring 11/18/15	State Street Bank	EUR	85	93,614	94,613	(999)
Expiring 01/20/16	Bank of America	EUR	97	105,399	108,399	(3,000)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	17,798	19,493,754	19,930,549	(436,795)
Expiring 01/20/16	Credit Suisse First Boston Corp.	EUR	97	105,327	108,399	(3,072)
Expiring 01/20/16	Hong Kong & Shanghai Bank	EUR	17,798	19,486,456	19,930,549	(444,093)
Expiring 01/20/16	State Street Bank	EUR	48	52,690	54,200	(1,510)
South Korean Won,
Expiring 11/12/15	Bank of America	KRW	2,510,754	2,155,894	2,115,023	40,871
Expiring 11/12/15	Bank of America	KRW	51,233	43,581	43,158	423
Expiring 11/12/15	Bank of America	KRW	11,565	9,899	9,742	157
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	1,644,589	1,408,039	1,385,378	22,661
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	1,093,577	938,692	921,213	17,479
Expiring 11/12/15	Credit Suisse First Boston Corp.	KRW	40,863	34,982	34,422	560

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	1,796,447	$1,528,631	$1,513,301	$15,330
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	1,793,696	1,528,631	1,510,983	17,648
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	542,021	465,734	456,591	9,143
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	379,715	323,975	319,866	4,109
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	128,820	110,236	108,516	1,720
Expiring 11/12/15	Hong Kong & Shanghai Bank	KRW	105,103	90,012	88,537	1,475
Expiring 02/12/16	Bank of America	KRW	1,341,472	1,136,552	1,128,070	8,482
Expiring 02/12/16	Bank of America	KRW	33,384	28,537	28,074	463
Expiring 02/12/16	Bank of America	KRW	22,163	18,948	18,638	310
Expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	287,029	243,844	241,368	2,476
Expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	109,325	93,464	91,933	1,531
Expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	72,591	62,075	61,043	1,032
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	2,900,606	2,468,496	2,439,175	29,321
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	1,936,535	1,645,664	1,628,469	17,195
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	484,422	411,416	407,360	4,056

				$143,382,021	$141,822,186	1,559,835

						$1,061,405

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.24	06/20/20	5.000%	$63,954	$4,401,456	$1,867,066	$(2,534,390)
CDX.NA.IG.24	06/20/20	1.000%	22,700	415,623	120,644	(294,979)

				$4,817,079	$1,987,710	$(2,829,369)

Cash of $4,030,983 has been segregated with JPMorgan Chase to cover requirements for open exchanged-traded credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,394,514,290	$931,711,781	$2,494,580
Preferred Stocks	52,684,879	4,343,953	—
Warrants	42,320	—	—
Bank Loans	—	10,108,653	—
Convertible Bonds	3,558,600	—	—
Corporate Bonds	—	374,043,141	—
Municipal Bond	—	5,562,527	—
U.S. Government Agency Obligations	—	22,000,000	—
U.S. Treasury Obligations	—	245,191,538	—
Affiliated Money Market Mutual Fund	587,084,898	—	—
Other Financial Instruments*
Financial Futures Contracts	(4,498,425)	—	—
OTC Forward Foreign Currency Contracts	—	1,061,405	—
Exchange-traded credit default swaps	—	(2,829,369)	—

Total	$3,033,386,562	$1,591,193,629	$2,494,580

Common Stocks
Balance as of 12/31/14	$11,339,000
Accrued discount/premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(8,844,420)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3

Balance as of 09/30/15	$2,494,580

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(8,844,420) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$2,494,580	Market Approach	Single broker indicative quote

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(2,829,369)
Equity contracts	(4,835,053)
Foreign exchange contracts	1,442,006

Total	$(6,222,416)

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
AFFILIATED MUTUAL FUNDS
AST Franklin Templeton Founding Funds Allocation Portfolio*	47,483,618	$608,265,150
AST Templeton Global Bond Portfolio*	19,957,483	202,568,449

TOTAL LONG-TERM INVESTMENTS (cost $858,316,897)(w)		810,833,599

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $47,658)(w)	47,658	$47,658

TOTAL INVESTMENTS — 99.4% (cost $858,364,555)		810,881,257
Other assets in excess of liabilities — 0.6%		4,963,414

NET ASSETS — 100.0%		$815,844,671

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$810,833,599	$—	$—
Affiliated Money Market Mutual Fund	47,658	—	—

Total	$810,881,257	$—	$—

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 61.3%
COMMON STOCKS — 40.4%
Canada
Suncor Energy, Inc.	200	$5,349

China — 0.6%
China Mobile Ltd.	1,000	11,970
China Telecom Corp. Ltd., ADR	685	33,264
Kunlun Energy Co. Ltd.	59,500	42,753

		87,987

Denmark — 0.2%
FLSmidth & Co. A/S	1,010	33,521

France — 3.7%
AXA SA	4,030	97,845
BNP Paribas SA	1,790	105,385
Cie Generale des Etablissements Michelin	520	47,577
Credit Agricole SA	5,580	64,241
Sanofi	1,070	101,865
Technip SA	600	28,394
Total SA	1,970	88,617

		533,924

Germany — 1.9%
Deutsche Lufthansa AG*	6,980	97,168
Merck KGaA	800	70,829
Metro AG	800	22,134
Siemens AG	890	79,510

		269,641

Ireland — 0.9%
CRH PLC	4,502	118,844
CRH PLC, 144A	210	5,544

		124,388

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	2,747	155,096

Italy — 0.9%
Eni SpA	2,762	43,447
UniCredit SpA	14,930	93,077

		136,524

Japan — 1.4%
Konica Minolta, Inc.	2,600	27,390
Nissan Motor Co. Ltd.	10,100	92,865
SoftBank Group Corp.	1,300	60,112
Toshiba Corp.*	6,000	15,116

		195,483

Netherlands — 1.4%
Aegon NV	7,018	40,242
Akzo Nobel NV	670	43,577
ING Groep NV, CVA	4,040	57,106
Royal Dutch Shell PLC (Class A Stock)	49	1,157
Royal Dutch Shell PLC (Class B Stock)	2,360	55,803

		197,885

Portugal — 0.4%
Galp Energia SGPS SA	5,340	52,694

Russia — 0.2%
MMC Norilsk Nickel PJSC, ADR	1,794	25,780

Singapore — 0.8%
DBS Group Holdings Ltd.	3,300	37,667

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Singapore Telecommunications Ltd.	32,000	$80,996

		118,663

South Korea — 2.8%
Hyundai Motor Co.	748	103,942
KB Financial Group, Inc., ADR	2,094	61,543
POSCO	228	32,238
Samsung Electronics Co. Ltd.	205	196,688

		394,411

Spain — 0.7%
Telefonica SA	8,730	105,913

Sweden — 0.6%
Getinge AB (Class B Stock)	2,960	66,066
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,760	17,265

		83,331

Switzerland — 2.3%
Credit Suisse Group AG*	4,423	106,315
Glencore PLC*	16,120	22,376
Roche Holding AG	460	122,117
Swiss Re AG	980	84,081

		334,889

Thailand
Bangkok Bank PCL	1,800	7,952

Turkey — 0.3%
Turkcell Iletisim Hizmetleri A/S, ADR	4,693	40,735

United Kingdom — 4.6%
Aviva PLC	3,140	21,476
BAE Systems PLC	7,410	50,229
BG Group PLC	910	13,127
BP PLC	12,566	63,752
GlaxoSmithKline PLC	5,460	104,798
HSBC Holdings PLC	9,600	72,086
Kingfisher PLC	15,667	85,107
Marks & Spencer Group PLC	1,390	10,551
Serco Group PLC*	6,248	9,654
Sky PLC	3,816	60,373
Standard Chartered PLC	2,880	27,950
Tesco PLC	20,853	57,921
Vodafone Group PLC	24,130	76,108

		653,132

United States — 15.6%
Allergan PLC*	222	60,342
American International Group, Inc.	2,120	120,458
Amgen, Inc.	890	123,105
Apache Corp.	1,430	55,999
Baker Hughes, Inc.	1,010	52,560
Capital One Financial Corp.	1,020	73,970
Chesapeake Energy Corp.	6,720	49,258
Chevron Corp.	840	66,259
Cisco Systems, Inc.	2,510	65,887
Citigroup, Inc.	2,870	142,381
Comcast Corp. (Special Class A Stock)	2,050	117,342
CVS Health Corp.	330	31,838
Eli Lilly & Co.	410	34,313
Flextronics International Ltd.*	4,380	46,165
Gilead Sciences, Inc.	280	27,493

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Google, Inc. (Class A Stock)*	110	$70,221
Halliburton Co.	1,330	47,015
Hewlett-Packard Co.	2,000	51,220
JPMorgan Chase & Co.	1,640	99,991
Medtronic PLC	1,890	126,517
Michael Kors Holdings Ltd.*	890	37,594
Microsoft Corp.	4,370	193,416
Morgan Stanley	2,610	82,215
Navistar International Corp.*	1,030	13,102
News Corp. (Class A Stock)	1,740	21,959
Noble Corp. PLC	1,240	13,528
Pfizer, Inc.	3,150	98,942
QIAGEN NV*	1,680	43,336
SunTrust Banks, Inc.	2,340	89,482
Target Corp.	500	39,330
Twenty-First Century Fox, Inc. (Class A Stock)	2,120	57,198
United Parcel Service, Inc. (Class B Stock)	760	75,004

		2,227,440

TOTAL COMMON STOCKS (cost $6,622,952)		5,784,738

EXCHANGE TRADED FUNDS — 1.6%
iShares 1-3 Year Treasury Bond ETF	1,902	161,651
iShares MSCI Emerging Markets ETF	955	31,305
iShares Russell 2000 ETF	271	29,593

TOTAL EXCHANGE TRADED FUNDS (cost $224,376)		222,549

PREFERRED STOCK — 0.2%
Brazil
Petroleo Brasileiro SA (PRFC), ADR,* (cost $59,312)	6,841	25,175

	Shares
UNAFFILIATED MUTUAL FUND — 19.1%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $2,975,416)	292,542	2,729,417

TOTAL LONG-TERM INVESTMENTS (cost $9,882,056)		8,761,879

SHORT-TERM INVESTMENT — 38.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,463,249)(w)	5,463,248	5,463,248

TOTAL INVESTMENTS — 99.5% (cost $15,345,305)		14,225,127
Other assets in excess of liabilities(x) — 0.5%		76,433

NET ASSETS — 100.0%		$14,301,560

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	10 Year U.S. Treasury Notes	Dec. 2015	$127,156	$128,734	$1,578
3	Euro STOXX 50	Dec. 2015	107,930	103,617	(4,313)
8	S&P 500 E-Mini	Dec. 2015	778,205	763,480	(14,725)
8	U.S. Dollar Index	Dec. 2015	768,560	771,840	3,280

					(14,180)

Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2015	218,563	219,031	(468)
4	Mini MSCI Emerging Markets Index	Dec. 2015	160,640	158,220	2,420

					1,952

					$(12,228)

(1) Cash of $82,667 has been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2015.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Barclays Capital Group	04/25/16	—	(r)	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$(1,254)	$—	$(1,254)
Barclays Capital Group	05/26/16	1		Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	2,919	—	2,919
Societe Generale	04/25/16	2		Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.005%	(16)	—	(16)

					$1,649	$—	$1,649

(r)	Notional amount is less than $500 par.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$5,349	$—	$—
China	33,264	54,723	—
Denmark	—	33,521	—
France	—	533,924	—
Germany	—	269,641	—
Ireland	—	124,388	—
Israel	155,096	—	—
Italy	—	136,524	—
Japan	—	195,483	—
Netherlands	57,106	140,779	—
Portugal	—	52,694	—
Russia	25,780	—	—
Singapore	—	118,663	—
South Korea	61,543	332,868	—
Spain	—	105,913	—
Sweden	—	83,331	—
Switzerland	—	334,889	—
Thailand	—	7,952	—
Turkey	40,735	—	—
United Kingdom	—	653,132	—
United States	2,184,104	43,336	—
Exchange Traded Funds	222,549	—	—
Preferred Stocks
Brazil	25,175	—	—
Unaffiliated Mutual Fund	2,729,417	—	—
Affiliated Money Market Mutual Fund	5,463,248	—	—
Other Financial Instruments*
Futures	(12,228)	—	—
OTC Total Return Swaps	—	1,649	—

Total	$10,991,138	$3,223,410	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund	38.2%
Unaffiliated Mutual Fund	19.1
Banks	6.0
Pharmaceuticals	5.2
Oil, Gas & Consumable Fuels	3.9
Insurance	2.5
Technology Hardware, Storage & Peripherals	1.9
Media	1.8
Exchange Traded Funds	1.6
Diversified Telecommunication Services	1.5
Automobiles	1.4
Software	1.4
Health Care Equipment & Supplies	1.3
Wireless Telecommunication Services	1.3
Capital Markets	1.3
Biotechnology	1.1
Energy Equipment & Services	1.0
Construction Materials	0.9
Food & Staples Retailing	0.8

Airlines	0.7%
Industrial Conglomerates	0.7
Specialty Retail	0.6
Communications Equipment	0.6
Metals & Mining	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.5
Internet Software & Services	0.5
Aerospace & Defense	0.4
Multiline Retail	0.3
Auto Components	0.3
Electronic Equipment, Instruments & Components	0.3
Chemicals	0.3
Life Sciences Tools & Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Construction & Engineering	0.2
Machinery	0.1
Commercial Services & Supplies	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$(14,969)
Foreign exchange contracts	3,280
Interest rate contracts	1,110

Total	$(10,579)

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Australia — 5.8%
Charter Hall Office, REIT (Escrow Shares)*	230,500	$—
Dexus Property Group, REIT	701,431	3,537,277
Federation Centres, REIT	1,655,840	3,197,508
Goodman Group, REIT	559,891	2,314,325
Investa Office Fund, REIT	751,028	2,087,945
Lend Lease Group	256,754	2,273,093
Mirvac Group, REIT	2,190,914	2,660,145
Scentre Group, REIT	1,367,016	3,762,452
Stockland, REIT	1,069,339	2,905,203
Westfield Corp., REIT	1,286,579	9,053,296

		31,791,244

Canada — 1.5%
Boardwalk Real Estate Investment Trust, REIT	51,487	2,115,037
Brookfield Canada Office Properties, REIT	73,241	1,352,310
Canadian Apartment Properties, REIT	64,912	1,380,444
Chartwell Retirement Residences, REIT	282,097	2,597,956
RioCan Real Estate Investment Trust, REIT	24,270	463,212

		7,908,959

France — 3.2%
Fonciere des Regions, REIT	38,720	3,376,202
Klepierre, REIT	99,062	4,489,749
Unibail-Rodamco SE, REIT	35,983	9,326,265

		17,192,216

Germany — 2.6%
ADO Properties SA, 144A*	71,297	1,722,415
Alstria Office REIT-AG, REIT*	150,509	1,958,861
LEG Immobilien AG*	27,869	2,305,693
TLG Immobilien AG	135,323	2,454,139
VIB Vermoegen AG	36,077	693,378
Vonovia SE	146,213	4,706,041

		13,840,527

Hong Kong — 7.5%
Cheung Kong Property Holdings Ltd.	1,173,500	8,597,441
Hang Lung Properties Ltd.	399,000	897,494
Henderson Land Development Co. Ltd.	461,510	2,759,685
Hongkong Land Holdings Ltd.	692,400	4,576,764
Kerry Properties Ltd.	710,500	1,950,753
Sino Land Co. Ltd.	1,806,400	2,750,444
Sun Hung Kai Properties Ltd.	1,284,000	16,747,614
Wharf Holdings Ltd. (The)	438,000	2,471,373

		40,751,568

Ireland — 1.4%
Green REIT PLC, REIT	1,374,719	2,285,593
Hibernia REIT PLC, REIT	2,186,225	3,097,598
Irish Residential Properties REIT PLC, REIT	1,748,246	2,146,897

		7,530,088

Japan — 14.2%
Activia Properties, Inc., REIT	1,312	5,489,095
Daito Trust Construction Co. Ltd.	19,400	1,971,133
Daiwa House Industry Co. Ltd.	329,600	8,171,071
Daiwa House REIT Investment Corp., REIT	462	1,695,341
GLP J-Reit, REIT	2,483	2,375,796
Japan Real Estate Investment Corp., REIT	324	1,492,435
Japan Retail Fund Investment Corp., REIT	1,219	2,358,594

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kenedix Retail REIT Corp., REIT	1,247	$2,401,597
Mitsubishi Estate Co. Ltd.	482,000	9,846,066
Mitsui Fudosan Co. Ltd.	821,000	22,504,746
Nippon Prologis REIT, Inc., REIT	1,683	3,053,782
Nomura Real Estate Master Fund, Inc., REIT	1,599	2,036,164
Nomura Real Estate Office Fund, Inc., REIT	127	572,715
Nomura Real Estate Residential Fund, Inc., REIT	122	680,419
Sumitomo Realty & Development Co. Ltd.	296,000	9,420,922
Tokyo Tatemono Co. Ltd.	112,300	1,338,973
Tokyu Fudosan Holdings Corp.	281,300	1,871,637

		77,280,486

Mexico — 0.3%
Prologis Property Mexico SA de CV, REIT*	1,084,545	1,667,406

Netherlands — 0.4%
Eurocommercial Properties NV, REIT	46,727	2,042,358

Singapore — 3.4%
Ascendas Real Estate Investment Trust, REIT	1,837,900	3,027,846
Cache Logistics Trust, REIT	2,681,500	1,828,907
CapitaLand Ltd.	1,612,600	3,044,942
Keppel REIT, REIT	5,560,850	3,733,270
Mapletree Commercial Trust, REIT	3,740,200	3,300,241
Suntec Real Estate Investment Trust, REIT	3,222,000	3,403,343

		18,338,549

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	163,465	2,231,605

Sweden — 1.7%
Atrium Ljungberg AB (Class B Stock)	164,623	2,488,803
Fabege AB	155,303	2,278,776
Hufvudstaden AB (Class A Stock)	159,581	2,091,032
Kungsleden AB	201,555	1,354,544
Pandox AB*	82,757	1,205,273

		9,418,428

Switzerland — 0.3%
PSP Swiss Property AG*	21,326	1,753,230

United Kingdom — 7.8%
Big Yellow Group PLC, REIT	254,990	2,795,362
British Land Co. PLC (The), REIT	591,092	7,506,628
Derwent London PLC, REIT	58,013	3,197,710
Empiric Student Property PLC, REIT	1,079,431	1,775,783
Great Portland Estates PLC, REIT	348,845	4,515,657
Hammerson PLC, REIT	452,079	4,268,816
Kennedy Wilson Europe Real Estate PLC	63,640	1,095,565
Land Securities Group PLC, REIT	455,141	8,676,756
Segro PLC, REIT	586,117	3,813,312
Shaftesbury PLC, REIT	173,006	2,402,124
Tritax Big Box REIT PLC, REIT	1,261,907	2,433,903

		42,481,616

United States — 49.2%
Acadia Realty Trust, REIT	123,279	3,707,000
Alexandria Real Estate Equities, Inc., REIT	51,372	4,349,667
Apartment Investment & Management Co.
(Class A Stock), REIT	145,562	5,388,705
AvalonBay Communities, Inc., REIT	86,142	15,059,344
Boston Properties, Inc., REIT	55,788	6,605,299

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Camden Property Trust, REIT	154,702	$11,432,478
Care Capital Properties, Inc., REIT	117,918	3,883,040
Cedar Realty Trust, Inc., REIT	214,500	1,332,045
Community Healthcare Trust, Inc.	78,509	1,248,293
Cubesmart, REIT	189,026	5,143,397
Duke Realty Corp., REIT	410,364	7,817,434
Empire State Realty Trust, Inc. (Class A Stock), REIT	328,209	5,589,399
Equinix, Inc., REIT	21,498	5,877,553
Equity LifeStyle Properties, Inc., REIT	95,188	5,575,161
Equity One, Inc., REIT	275,535	6,706,522
Essex Property Trust, Inc., REIT	21,830	4,877,259
Extra Space Storage, Inc., REIT	72,439	5,589,393
First Industrial Realty Trust, Inc., REIT	247,099	5,176,724
First Potomac Realty Trust, REIT	361,515	3,976,665
General Growth Properties, Inc., REIT	496,417	12,891,949
Hilton Worldwide Holdings, Inc.	177,804	4,078,824
Hudson Pacific Properties, Inc., REIT	120,060	3,456,527
Kilroy Realty Corp., REIT	68,238	4,446,388
La Quinta Holdings, Inc.*	253,430	3,999,125
Monogram Residential Trust, Inc., REIT(a)	380,489	3,542,353
National Retail Properties, Inc., REIT	257,388	9,335,463
New York REIT, Inc., REIT	765,523	7,701,161
Parkway Properties, Inc., REIT	249,655	3,884,632
Pennsylvania Real Estate Investment Trust, REIT	246,371	4,885,537
Physicians Realty Trust, REIT	197,344	2,977,921
Public Storage, REIT	24,730	5,233,610
Retail Properties of America, Inc. (Class A Stock), REIT	397,575	5,601,832
RLJ Lodging Trust, REIT	114,329	2,889,094
Sabra Health Care REIT, Inc., REIT	160,374	3,717,469
Senior Housing Properties Trust, REIT	155,878	2,525,224
Simon Property Group, Inc., REIT	108,275	19,892,283
Sovran Self Storage, Inc., REIT	76,667	7,229,698
STORE Capital Corp., REIT	74,463	1,538,406
Sunstone Hotel Investors, Inc., REIT	519,303	6,870,379
Taubman Centers, Inc., REIT	109,310	7,551,135
Tier REIT, Inc., REIT(a)	118,155	1,739,242
UDR, Inc., REIT	204,998	7,068,331
Urban Edge Properties, REIT	177,008	3,821,603
Weingarten Realty Investors, REIT	212,956	7,050,973
Welltower, Inc., REIT	215,242	14,576,188

		267,840,725

TOTAL COMMON STOCKS (cost $531,252,631)		542,069,005

	Shares	Value

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,012,228; includes $4,012,149 of cash collateral for securities on loan)(b)(w)	4,012,228	$4,012,228

TOTAL INVESTMENTS — 100.4% (cost $535,264,859)		546,081,233
Liabilities in excess of other assets — (0.4)%		(2,090,522)

NET ASSETS — 100.0%		$543,990,711

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,878,870; cash collateral of $4,012,149 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$31,791,244	$—
Canada	7,908,959	—	—
France	—	17,192,216	—
Germany	2,415,793	11,424,734	—
Hong Kong	4,576,764	36,174,804	—
Ireland	5,244,495	2,285,593	—
Japan	—	77,280,486	—
Mexico	1,667,406	—	—
Netherlands	—	2,042,358	—
Singapore	—	18,338,549	—
Spain	—	2,231,605	—
Sweden	2,559,817	6,858,611	—
Switzerland	—	1,753,230	—
United Kingdom	5,305,251	37,176,365	—
United States	267,840,725	—	—
Affiliated Money Market Mutual Fund	4,012,228	—	—

Total	$301,531,438	$244,549,795	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,094,087	L1 to L2	Official Close to Model Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Retail REITs	23.4%
Diversified Real Estate Activities	15.7
Diversified REITs	11.8
Residential REITs	11.2
Office REITs	10.5
Specialized REITs	5.9
Health Care REITs	5.3
Real Estate Operating Companies	4.9
Industrial REITs	4.7

Real Estate Development	2.1%
Hotel & Resort REITs	1.8
Hotels, Resorts & Cruise Lines	1.7
Affiliated Money Market Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	0.7
Health Care Facilities	0.5
Real Estate Management & Development	0.2

100.4
Liabilities in excess of other assets	(0.4)

100.0%

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 66.5%
AFFILIATED MUTUAL FUND — 3.1%
AST Goldman Sachs Strategic Income Portfolio* (cost $637,083)	65,657	$629,654

EXCHANGE TRADED FUNDS — 21.9%
iShares Global Infrastructure ETF	21,816	823,118
iShares MSCI India ETF	7,267	207,618
Vanguard FTSE Developed Markets ETF	80,969	2,885,735
Vanguard FTSE Emerging Markets ETF	17,242	570,538

TOTAL EXCHANGE TRADED FUNDS (cost $4,974,057)		4,487,009

UNAFFILIATED MUTUAL FUNDS — 41.5%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	84,374	749,244
Goldman Sachs Commodity Strategy Fund (Institutional Shares)*	47,978	151,612
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	101,276	1,063,398
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	98,067	1,163,075
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	131,063	988,218
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	29,196	272,691
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	31,609	305,031
Goldman Sachs High Yield Fund (Institutional Shares)	49,021	307,851
Goldman Sachs International Real Estate Securities Fund	67,452	404,037
Goldman Sachs International Small Cap Insights Fund	158,546	1,585,465
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	119,587	713,933

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Goldman Sachs Long Short Fund*	39,265	$375,769

Goldman Sachs Real Estate Securities Fund (Institutional Shares)	21,192	406,464

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $8,954,268)		8,486,788

TOTAL LONG-TERM INVESTMENTS (cost $14,565,408)		13,603,451

SHORT-TERM INVESTMENT — 30.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,301,251) (w)	6,301,251	6,301,251

TOTAL INVESTMENTS — 97.3% (cost $20,866,659)		19,904,702
Other assets in excess of liabilities(x) — 2.7%		553,169

NET ASSETS — 100.0%		$20,457,871

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized (Deprecation)(1)(2)
Long Positions:
19	Euro STOXX 50	Dec. 2015	$674,857	$656,241	$(18,616)
2	Russell 2000 Mini Index	Dec. 2015	228,950	219,180	(9,770)
52	S&P 500 E-Mini	Dec. 2015	5,035,457	4,962,620	(72,837)

					$(101,223)

(1)	Cash of $331,018 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Barclays Capital Group	AUD	20	$13,793	$13,979	$186
Expiring 12/16/15	Barclays Capital Group	AUD	20	13,793	13,979	186
Expiring 12/16/15	Morgan Stanley	AUD	210	146,767	146,780	13
British Pound,
Expiring 12/16/15	Barclays Capital Group	GBP	105	159,608	158,789	(819)
Expiring 12/16/15	Barclays Capital Group	GBP	5	7,600	7,561	(39)
Canadian Dollar,
Expiring 12/16/15	Bank of America	CAD	210	157,020	157,312	292
Expiring 12/16/15	Barclays Capital Group	CAD	100	75,533	74,910	(623)
Euro,
Expiring 12/16/15	Bank of America	EUR	10	11,194	11,189	(5)
Expiring 12/16/15	Barclays Capital Group	EUR	20	22,375	22,379	4
Hong Kong Dollar,
Expiring 12/16/15	Barclays Capital Group	HKD	50	6,452	6,451	(1)
Indian Rupee,
Expiring 12/16/15	UBS AG	INR	20,500	302,918	307,912	4,994
Japanese Yen,
Expiring 12/16/15	Barclays Capital Group	JPY	4,000	33,708	33,391	(317)
Malaysian Ringgit,
Expiring 12/16/15	Morgan Stanley	MYR	330	75,009	74,698	(311)
Swedish Krona,
Expiring 12/16/15	Barclays Capital Group	SEK	75	8,911	8,977	66

				$1,034,681	$1,038,307	3,626

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Deutsche Bank AG	AUD	160	$111,839	$111,832	$7
Expiring 12/16/15	State Street Bank	AUD	450	314,878	314,528	350
British Pound,
Expiring 12/16/15	Deutsche Bank AG	GBP	225	340,221	340,262	(41)
Expiring 12/16/15	Morgan Stanley	GBP	645	983,176	975,418	7,758
Canadian Dollar,
Expiring 12/16/15	Morgan Stanley	CAD	310	234,808	232,221	2,587
Danish Krone,
Expiring 12/16/15	Deutsche Bank AG	DKK	210	31,506	31,511	(5)
Expiring 12/16/15	Morgan Stanley	DKK	590	88,036	88,531	(495)
Euro,
Expiring 12/16/15	Barclays Capital Group	EUR	1,370	1,527,468	1,532,942	(5,474)
Expiring 12/16/15	Barclays Capital Group	EUR	150	167,810	167,841	(31)
Expiring 12/16/15	Deutsche Bank AG	EUR	420	469,816	469,953	(137)
Hong Kong Dollar,
Expiring 12/16/15	BNP Paribas	HKD	1,140	147,076	147,089	(13)
Expiring 12/16/15	Deutsche Bank AG	HKD	440	56,768	56,771	(3)
Indian Rupee,
Expiring 12/16/15	Barclays Capital Group	INR	4,500	66,172	67,591	(1,419)
Israeli Shekel,
Expiring 12/16/15	Deutsche Bank AG	ILS	40	10,196	10,208	(12)
Expiring 12/16/15	Morgan Stanley	ILS	120	30,588	30,623	(35)
Japanese Yen,
Expiring 12/16/15	Barclays Capital Group	JPY	136,000	1,134,539	1,135,294	(755)
Expiring 12/16/15	Deutsche Bank AG	JPY	41,000	342,089	342,258	(169)
Malaysian Ringgit,
Expiring 12/16/15	Morgan Stanley	MYR	330	79,216	74,697	4,519

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/16/15	UBS AG	TWD	2,700	$83,708	$82,038	$1,670
New Zealand Dollar,
Expiring 12/16/15	Barclays Capital Group	NZD	20	12,499	12,714	(215)
Expiring 12/16/15	Deutsche Bank AG	NZD	10	6,356	6,356	—
Expiring 12/16/15	Morgan Stanley	NZD	230	146,087	146,210	(123)
Expiring 12/16/15	Morgan Stanley	NZD	10	6,352	6,357	(5)
Norwegian Krone,
Expiring 12/16/15	Deutsche Bank AG	NOK	50	5,865	5,866	(1)
Expiring 12/16/15	Morgan Stanley	NOK	250	30,096	29,331	765
Singapore Dollar,
Expiring 12/16/15	Barclays Capital Group	SGD	90	63,354	63,078	276
Expiring 12/16/15	Deutsche Bank AG	SGD	30	21,029	21,026	3
South African Rand,
Expiring 12/17/15	Bank of America	ZAR	1,120	80,799	79,680	1,119
South Korean Won,
Expiring 12/16/15	Barclays Capital Group	KRW	10,000	8,319	8,415	(96)
Expiring 12/16/15	UBS AG	KRW	90,000	76,336	75,742	594
Swedish Krona,
Expiring 12/16/15	Deutsche Bank AG	SEK	450	53,845	53,866	(21)
Expiring 12/16/15	Morgan Stanley	SEK	1,275	151,628	152,621	(993)
Swiss Franc,
Expiring 12/16/15	Bank of America	CHF	10	10,289	10,291	(2)
Expiring 12/16/15	Barclays Capital Group	CHF	10	10,323	10,291	32
Expiring 12/16/15	Deutsche Bank AG	CHF	150	154,323	154,366	(43)
Expiring 12/16/15	Nomura Securities Co.	CHF	460	473,378	473,388	(10)
Expiring 12/16/15	Nomura Securities Co.	CHF	300	308,725	308,731	(6)

				$7,839,513	$7,829,937	$9,576

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$629,654	$—	$—
Exchange Traded Funds	4,487,009	—	—
Unaffiliated Mutual Funds	8,486,788	—	—
Affiliated Money Market Mutual Fund	6,301,251	—	—
Other Financial Instruments*
Futures	(101,223)	—	—
OTC Forward Foreign Currency Contracts	—	13,202	—

Total	$19,803,479	$13,202	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 103.5%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 3.3%
Collateralized Debt Obligations — 0.1%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 144A
0.515%(c)	07/22/21		524	$518,439

Collateralized Loan Obligations — 2.4%
ARES XII CLO Ltd. (Cayman Islands),
Series 2007-12A, Class A, 144A
0.959%(c)	11/25/20		390	387,727
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.496%(c)	11/21/22		1,047	1,026,258
Gale Force 3 CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
0.527%(c)	04/19/21		3,148	3,119,968
Grayson CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.545%(c)	11/01/21		3,912	3,856,420
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
1.752%(c)	07/21/26		700	696,608
Red River CLO Ltd. (Cayman Islands),
Series 1A, Class A, 144A
0.570%(c)	07/27/18		1,085	1,082,599
Shinnecock CLO (Cayman Islands),
Series 2006-1A, Class A2, 144A
0.675%(c)	07/15/18		7,500	7,362,960

				17,532,540

Non-Residential Mortgage-Backed Securities — 0.8%
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 144A
1.095%(c)	02/25/43		1,453	1,432,865
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.138%(c)	10/28/41		1,539	1,491,801
SLM Student Loan Trust,
Series 2008-2, Class A3
1.045%(c)	04/25/23		274	265,111
Series 2008-4, Class A4
1.945%(c)	07/25/22		1,350	1,355,835
Series 2008-5, Class A4
1.995%(c)	07/25/23		1,800	1,807,920

				6,353,532

TOTAL ASSET-BACKED SECURITIES (cost $24,372,635)				24,404,511

CORPORATE BONDS — 22.6%
Australia — 0.3%
APT Pipelines Ltd.,
Gtd. Notes, MTN
1.375%	03/22/22	EUR	250	266,331
2.000%	03/22/27	EUR	250	251,795
Scentre Group Trust 1,
Gtd. Notes, MTN
2.250%	07/16/24	EUR	450	511,452

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
SGSP Australia Assets Pty Ltd.,
Gtd. Notes, MTN
3.300%	04/09/23		400	$385,168
Transurban Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, MTN
2.000%	08/28/25	EUR	500	538,527
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.750%	09/17/24		200	196,867

				2,150,140

Belgium — 0.3%
KBC Bank NV,
Sub. Notes
8.000%(c)	01/25/23		1,800	1,966,770

Denmark — 0.1%
TDC A/S,
Sr. Unsec’d. Notes, MTN
1.750%	02/27/27	EUR	200	195,331
Sr. Unsec’d. Notes, RegS
5.625%	02/23/23	GBP	150	250,836

				446,167

France — 1.1%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A
1.500%	10/07/17		1,900	1,910,562
Electricite de France SA,
Jr. Sub. Notes, MTN
5.000%(c)	01/22/49	EUR	100	110,978
Pernod-Ricard SA,
Sr. Unsec’d. Notes, 144A
4.250%	07/15/22		1,350	1,401,709
5.750%	04/07/21		2,900	3,262,184
TOTAL SA,
Jr. Sub. Notes, MTN
2.250%(c)	12/29/49	EUR	1,350	1,390,835
2.625%(c)	12/29/49	EUR	400	392,955

				8,469,223

Germany — 2.7%
Bayer AG,
Jr. Sub. Notes
2.375%(c)	04/02/75	EUR	700	708,351
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25		2,900	2,811,161
KFW,
Gov’t. Gtd. Notes, MTN
0.007%(s)	12/07/18	EUR	14,300	15,999,037

				19,518,549

Hong Kong
AIA Group Ltd.,
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25		200	191,952

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Ireland — 0.5%
Bank of Ireland,
Sr. Unsec’d. Notes, MTN
1.250%	04/09/20	EUR	1,800	$1,988,409
Sub. Notes, MTN
4.250%(c)	06/11/24	EUR	1,250	1,412,346
Ryanair Ltd.,
Gtd. Notes, MTN
1.125%	03/10/23	EUR	200	212,347

				3,613,102

Italy — 1.3%
Assicurazioni Generali SpA,
Sub. Notes, MTN
4.125%	05/04/26	EUR	200	225,157
Autostrada Brescia Verona Vicenza Padova SpA,
Sr. Sec’d. Notes
2.375%	03/20/20	EUR	450	504,417
Banco Popolare SC,
Sr. Unsec’d. Notes, MTN
2.750%	07/27/20	EUR	1,050	1,162,918
CDP Reti SpA,
Sr. Unsec’d. Notes
1.875%	05/29/22	EUR	200	223,363
Enel SpA,
Jr. Sub. Notes
7.750%(c)	09/10/75	GBP	1,550	2,509,330
FCA Capital Ireland PLC,
Gtd. Notes, MTN
1.375%	04/17/20	EUR	250	268,413
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		250	266,914
Gtd. Notes, 144A
7.700%(c)	12/29/49		900	877,500
Sr. Unsec’d. Notes, MTN
1.125%	01/14/20	EUR	350	384,404
Sub. Notes, MTN
6.625%	09/13/23	EUR	2,500	3,306,057

				9,728,473

Japan
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, MTN
0.875%	03/11/22	EUR	300	320,465

Mexico — 0.1%
Trust F/1401,
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		400	409,000

Netherlands — 0.4%
ING Bank NV,
Sub. Notes
3.625%(c)	02/25/26	EUR	350	408,215
Sub. Notes, 144A
5.800%	09/25/23		1,800	1,951,544
Sub. Notes, MTN
4.125%(c)	11/21/23		350	358,241

				2,718,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Portugal — 1.1%
EDP Finance BV,
Sr. Unsec’d. Notes, MTN
2.625%	01/18/22	EUR	700	$785,845
4.125%	01/20/21	EUR	5,950	7,270,205

				8,056,050

Spain
Gas Natural Fenosa Finance BV,
Gtd. Notes, MTN
1.375%	01/21/25	EUR	100	104,887

Switzerland — 0.2%
Credit Suisse AG,
Sub. Notes
5.750%(c)	09/18/25	EUR	1,100	1,360,585
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.000%	10/25/22		200	157,750

				1,518,335

United Kingdom — 2.9%
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		4,950	5,148,455
Gtd. Notes, MTN
1.250%	03/13/27	EUR	950	973,472
Hammerson PLC,
Sr. Unsec’d. Notes
2.000%	07/01/22	EUR	200	224,450
LBG Capital No.1 PLC,
Gtd. Notes
7.625%	10/14/20	EUR	100	131,060
LBG Capital No.2 PLC,
Gtd. Notes, RegS
6.385%	05/12/20	EUR	700	872,714
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.000%(c)	12/29/49	GBP	1,650	2,464,589
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
7.500%(c)	12/29/49		1,250	1,247,263
Sub. Notes
6.100%	06/10/23		2,600	2,793,812
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		200	217,978
Santander UK Group Holdings PLC,
Jr. Sub. Notes
7.375%(c)	12/29/49	GBP	800	1,205,053
Sub. Notes, 144A
4.750%	09/15/25		3,300	3,272,392
5.625%	09/15/45		200	198,305
Standard Life PLC,
Gtd. Notes
6.546%(c)	11/29/49	GBP	1,500	2,416,610

				21,166,153

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 11.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	3,350	$3,351,893
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	400	389,726
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	250	250,219
3.450%	03/15/22	3,200	3,163,318
4.850%	06/15/44	100	91,143
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	100	96,973
4.500%	07/15/44	100	88,950
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	50	48,679
4.250%	01/15/44	200	170,050
Bank of America Corp.,
Jr. Sub. Notes
6.250%(c)	09/29/49	850	830,875
Sr. Unsec’d. Notes
2.600%	01/15/19	2,450	2,474,892
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	3,800	3,852,786
5.650%	05/01/18	250	272,777
Branch Banking & Trust Co.,
Sub. Notes
3.625%	09/16/25	850	850,688
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,423,177
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	1,100	1,094,723
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	100	65,219
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	250	252,505
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,755,801
3.875%	07/20/25	1,700	1,752,374
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	150	144,039
5.600%	07/15/41	50	48,308
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
6.375%	03/01/41	100	107,141
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	4,350	4,392,108
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	650	634,516

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		300	$285,905
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.459%	03/27/20		4,400	4,308,410
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21		600	650,869
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		200	150,000
General Electric Capital Corp.,
Gtd. Notes, MTN
4.650%	10/17/21		2,600	2,924,449
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		650	657,547
3.450%	04/10/22		700	673,320
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23		1,550	1,559,993
5.375%	02/01/21		600	664,560
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.625%	05/13/24		300	304,166
3.875%	02/01/24		1,100	1,135,682
3.900%	07/15/25		2,100	2,138,896
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		200	204,369
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20		200	201,310
3.950%	07/15/25		3,950	4,041,573
5.000%	07/15/35		100	104,459
5.200%	07/15/45		850	900,192
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		750	746,449
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		1,350	1,509,160
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		650	663,224
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44		100	86,635
Morgan Stanley,
Sr. Unsec’d. Notes
4.300%	01/27/45		450	427,670
Sr. Unsec’d. Notes, MTN
2.375%	03/31/21	EUR	150	176,050
3.700%	10/23/24		2,550	2,562,163
5.625%	09/23/19		400	446,862
Sub. Notes
3.950%	04/23/27		900	866,770

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		1,350	$1,479,024
5.950%	04/01/41		150	179,536
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		2,750	2,687,693
4.250%	01/17/23		250	254,925
Prologis LP,
Gtd. Notes
3.375%	02/20/24	EUR	150	176,075
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	417,967
4.450%	06/12/25		5,300	5,545,681
5.850%	08/15/45		1,600	1,780,112
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		1,450	1,461,490
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		250	257,174
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20		1,350	1,448,473
UBS Group Funding Jersey Ltd,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,492,791
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21		850	862,849
US Bank NA,
Sr. Unsec’d. Notes
2.800%	01/27/25		400	388,396
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		2,700	2,609,321
3.750%	05/01/24		250	248,591
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		550	551,632
3.500%	11/01/24		4,650	4,571,927
4.500%	09/15/20		300	324,985
4.522%	09/15/48		650	571,212
5.150%	09/15/23		500	552,345
Walgreens Boots Alliance, Inc.,
Gtd. Notes
3.800%	11/18/24		750	745,990
4.800%	11/18/44		700	671,033
Weatherford International Ltd.,
Gtd. Notes
5.125%	09/15/20		200	174,293

				85,447,078

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Venezuela
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes, RegS
6.000%	05/16/24		270	$87,750

TOTAL CORPORATE BONDS (cost $166,755,967)				165,912,094

FOREIGN GOVERNMENT BONDS — 39.1%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	4,365	3,008,685
3.250%	04/21/25	AUD	4,765	3,521,357
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, RegS(g)
4.150%	03/15/37	EUR	1,140	1,899,045
Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,890	3,025,968
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	600	346,997
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	09/04/22	EUR	9,260	11,271,512
3.000%	07/04/20	EUR	10,370	13,270,281
Canadian Government Bond (Canada),
Bonds
1.500%	02/01/17	CAD	14,430	10,953,608
1.500%	03/01/20	CAD	4,840	3,751,952
1.500%	06/01/23	CAD	5,130	3,906,796
4.000%	06/01/41	CAD	4,240	4,274,918
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		450	437,625
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.000%	01/26/24		200	210,750
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,045,396
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
6.850%	01/27/45		300	288,750
7.450%	04/30/44		100	102,250
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
2.350%	07/29/44	EUR	700	900,987
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS, 144A(g)
3.375%	04/15/20	EUR	2,060	2,646,214
France Government Bond OAT (France), Bonds
1.000%	05/25/19	EUR	12,290	14,235,680
2.250%	05/25/24	EUR	6,150	7,757,853
4.500%	04/25/41	EUR	1,400	2,436,660
4.750%	04/25/35	EUR	3,090	5,257,830
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	208,500

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.125%	01/15/25		200	$185,342
5.125%	01/15/45		200	175,467
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS
2.150%	11/12/17	EUR	3,100	3,603,070
Bonds
4.250%	09/01/19	EUR	12,580	16,057,525
Italy Buoni Poliennali Del Tesoro (Italy), Bonds
4.750%	09/01/44	EUR	3,320	5,149,534
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
5.500%	09/01/22	EUR	8,700	12,411,351
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	2,231,800	18,638,548
0.200%	09/20/18	JPY	3,539,050	29,657,041
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	06/20/25	JPY	722,000	6,059,708
0.700%	12/20/22	JPY	848,000	7,355,931
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35	JPY	4,201,450	35,669,160
Mexican Bonos (Mexico),
Bonds
8.500%	12/13/18	MXN	1,463	95,944
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	2,405	157,563
8.500%	11/18/38	MXN	2,036	142,859
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		700	623,000
Netherlands Government Bond (Netherlands),
Bonds, RegS, 144A(g)
0.250%	07/15/25	EUR	4,550	4,831,049
Bonds, 144A
2.250%	07/15/22	EUR	1,440	1,815,889
Republic of Austria (Austria),
Sr. Unsec’d. Notes, RegS, 144A(g)
4.850%	03/15/26	EUR	780	1,213,984
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, RegS, 144A(g)
5.850%	01/31/22	EUR	2,950	4,214,011
5.900%	07/30/26	EUR	7,620	11,700,042
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	4,275	594,633
Switzerland Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	1,053,848
4.000%	04/08/28	CHF	300	457,603
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	07/22/20	GBP	5,480	8,597,901
2.000%	09/07/25	GBP	4,700	7,255,718
3.500%	07/22/68	GBP	2,110	4,244,230
Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.500%	09/07/34	GBP 4,780	$9,644,168
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
8.250%	10/13/24	800	268,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $286,243,408)			286,632,733

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Aire Valley Mortgages PLC (United Kingdom),
Series 2007-1X, Class 2A2
0.223%(c)	09/20/66	EUR 7,820	8,342,396
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.359%(c)	03/25/37	642	511,081
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1
0.429%(c)	02/25/36	573	492,987

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,305,259)			9,346,464

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Federal Home Loan Banks, Bonds
2.625%	09/12/25	3,700	3,696,374
Federal National Mortgage Assoc.
2.500%	TBA	1,000	1,019,469
3.000%	TBA	1,000	1,013,437
3.500%	TBA	5,000	5,215,781
5.000%	10/01/23-02/01/38	1,000	1,100,474
Government National Mortgage Assoc.
3.000%	07/20/45-08/20/45	11,000	11,241,485
3.500%	08/20/45-09/20/45	8,984	9,428,759
4.000%	09/20/45	2,000	2,137,058
4.000%	TBA	20,000	21,281,648
4.000%	TBA	35,000	37,289,364

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,989,264)			93,423,849

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds
3.000%	11/15/44	20,305	20,734,897
3.375%	05/15/44	4,675	5,130,934
4.250%	05/15/39	4,200	5,293,310
4.500%	05/15/38	3,700	4,841,317
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/23-07/15/25	10,170	10,164,748
1.375%	02/15/44	1,690	1,755,864
2.125%	02/15/40	1,100	1,431,745
U.S. Treasury Notes
0.875%	10/15/17	31,500	31,630,441
1.625%	08/15/22	4,500	4,461,912
1.750%	03/31/22	570	571,410
2.000%	09/30/22	6,500	6,496,613
2.375%	05/31/18	56,860	59,158,111

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.500%	05/15/20	25,715	$28,190,403

TOTAL U.S. TREASURY OBLIGATIONS (cost $179,078,325)			179,861,705

TOTAL LONG-TERM INVESTMENTS (cost $758,744,858)			759,581,356

		Shares
SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $23,607,124)(w)		23,607,124	23,607,124

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.7%
(cost $782,351,982)			783,188,480

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT — (1.9)%
Government National Mortgage Assoc.
3.000%	TBA	11,000	(11,224,942)
3.500%	TBA	3,000	(3,143,320)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-SHORT
(proceeds received $14,233,125)			(14,368,262)

TOTAL INVESTMENTS — 104.8%
(cost $768,118,857)			768,820,218
Liabilities in excess of other assets(x) — (4.8)%			(34,927,005)

NET ASSETS — 100.0%			$733,893,213

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
83	10 Year Australian Treasury Bonds	Dec. 2015	$56,869,575	$ 56,944,003	$74,428
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	960,667	962,438	1,771

					76,199

Short Positions:
25	5 Year Euro-Bobl	Dec. 2015	3,602,237	3,604,193	(1,956)
4	5 Year U.S. Treasury Notes	Dec. 2015	479,128	482,063	(2,935)
3	10 Year Euro-Bund	Dec. 2015	522,812	523,583	(771)
4	10 Year U.K. Gilt	Dec. 2015	719,038	720,430	(1,392)
55	10 Year U.S. Treasury Notes	Dec. 2015	7,075,712	7,080,391	(4,679)
161	20 Year U.S. Treasury Bonds	Dec. 2015	25,114,745	25,332,344	(217,599)

					(229,332)

					$(153,133)

(1) Cash of $681,392 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	State Street Bank	AUD	950	$676,571	$664,005	$(12,566)
Expiring 12/16/15	Westpac Banking Corp.	AUD	1,875	1,343,531	1,310,536	(32,995)
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	5,524	1,404,593	1,392,249	(12,344)
Expiring 10/02/15	Morgan Stanley	BRL	2,712	679,000	683,529	4,529
Expiring 10/02/15	Morgan Stanley	BRL	2,549	642,945	642,500	(445)
Expiring 10/02/15	Morgan Stanley	BRL	1,827	490,000	460,379	(29,621)
Expiring 10/02/15	RBC Dominion Securities	BRL	2,643	675,000	666,114	(8,886)
Expiring 10/02/15	UBS AG	BRL	1,844	489,000	464,767	(24,233)
Expiring 11/04/15	UBS AG	BRL	11,068	2,652,019	2,757,188	105,169
British Pound,
Expiring 12/16/15	Barclays Capital Group	GBP	31	48,043	47,125	(918)
Expiring 12/16/15	BNP Paribas	GBP	131	204,416	197,737	(6,679)
Expiring 12/16/15	Citigroup Global Markets	GBP	386	595,195	583,017	(12,178)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	GBP	506	783,922	765,066	(18,856)
Expiring 12/16/15	Westpac Banking Corp.	GBP	571	866,166	863,094	(3,072)
Canadian Dollar,
Expiring 12/16/15	JPMorgan Chase	CAD	1,762	1,352,000	1,319,727	(32,273)
Expiring 12/16/15	JPMorgan Chase	CAD	883	675,000	661,734	(13,266)
Expiring 12/16/15	RBC Dominion Securities	CAD	1,771	1,350,000	1,326,471	(23,529)
Expiring 12/16/15	Westpac Banking Corp.	CAD	889	676,000	666,037	(9,963)
Chilean Peso,
Expiring 10/13/15	Citigroup Global Markets	CLP	225,439	327,197	323,489	(3,708)
Expiring 10/13/15	Royal Bank of Scotland Group PLC	CLP	951,255	1,380,000	1,364,985	(15,015)
Expiring 10/22/15	Bank of America	CLP	353,191	516,550	506,371	(10,179)
Expiring 10/22/15	Bank of America	CLP	172,901	251,018	247,889	(3,129)
Expiring 10/26/15	Royal Bank of Scotland Group PLC	CLP	1,201,774	1,719,000	1,722,332	3,332
Chinese Yuan,
Expiring 12/16/15	JPMorgan Chase	CNY	4,390	678,000	686,402	8,402
Expiring 12/16/15	Standard Chartered PLC	CNY	5,588	864,000	873,800	9,800

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso,
Expiring 10/02/15	Standard Chartered PLC	COP	2,550,512	$788,656	$825,800	$37,144
Expiring 10/05/15	Royal Bank of Scotland Group PLC	COP	1,469,816	465,906	475,725	9,819
Expiring 10/05/15	Royal Bank of Scotland Group PLC	COP	492,509	157,000	159,407	2,407
Expiring 10/26/15	Citigroup Global Markets	COP	5,674,419	1,846,000	1,832,031	(13,969)
Expiring 10/29/15	Credit Suisse First Boston Corp.	COP	978,661	313,071	315,856	2,785
Euro,
Expiring 11/06/15	Credit Suisse First Boston Corp.	EUR	1,478	1,681,807	1,651,997	(29,810)
Expiring 11/06/15	Credit Suisse First Boston Corp.	EUR	1,066	1,208,606	1,191,832	(16,774)
Expiring 12/16/15	Bank of America	EUR	594	677,835	664,648	(13,187)
Expiring 12/16/15	Citigroup Global Markets	EUR	769	865,733	860,462	(5,271)
Expiring 12/16/15	JPMorgan Chase	EUR	1,191	1,355,078	1,332,653	(22,425)
Expiring 12/16/15	Morgan Stanley	EUR	1,212	1,360,286	1,356,151	(4,135)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	EUR	775	865,951	867,176	1,225
Expiring 12/16/15	State Street Bank	EUR	143	161,436	159,417	(2,019)
Expiring 12/16/15	UBS AG	EUR	608	680,167	680,313	146
Hungarian Forint,
Expiring 12/16/15	Citigroup Global Markets	HUF	158,503	565,790	564,899	(891)
Expiring 12/16/15	Deutsche Bank AG	HUF	163,445	579,919	582,509	2,590
Expiring 12/16/15	JPMorgan Chase	HUF	329,613	1,172,000	1,174,728	2,728
Expiring 12/16/15	Royal Bank of Scotland Group PLC	HUF	364,214	1,299,697	1,298,044	(1,653)
Indian Rupee,
Expiring 10/19/15	Barclays Capital Group	INR	20,100	304,780	305,130	350
Expiring 10/19/15	UBS AG	INR	61,012	913,901	926,188	12,287
Expiring 11/03/15	JPMorgan Chase	INR	56,951	860,937	862,106	1,169
Japanese Yen,
Expiring 10/29/15	UBS AG	JPY	41,650	344,894	347,309	2,415
Expiring 12/16/15	Citigroup Global Markets	JPY	163,062	1,356,000	1,361,204	5,204
Expiring 12/16/15	JPMorgan Chase	JPY	162,997	1,356,000	1,360,661	4,661
Mexican Peso,
Expiring 12/16/15	Bank of America	MXN	33,037	1,956,442	1,942,058	(14,384)
Expiring 12/16/15	JPMorgan Chase	MXN	8,310	489,000	488,515	(485)
Expiring 12/16/15	Morgan Stanley	MXN	11,119	671,898	653,608	(18,290)
Expiring 12/16/15	RBC Dominion Securities	MXN	84,616	5,013,000	4,974,021	(38,979)
Expiring 12/16/15	RBC Dominion Securities	MXN	33,092	1,951,184	1,945,269	(5,915)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	43,114	2,531,637	2,534,379	2,742
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	22,836	1,356,000	1,342,399	(13,601)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	22,406	1,350,000	1,317,075	(32,925)
Expiring 12/16/15	UBS AG	MXN	33,975	2,015,444	1,997,190	(18,254)
New Taiwanese Dollar,
Expiring 10/02/15	Deutsche Bank AG	TWD	47,381	1,434,488	1,438,961	4,473
Expiring 10/05/15	JPMorgan Chase	TWD	106,952	3,248,835	3,248,136	(699)
Expiring 10/05/15	JPMorgan Chase	TWD	31,973	983,000	971,014	(11,986)
Expiring 10/19/15	Standard Chartered PLC	TWD	37,049	1,139,447	1,125,209	(14,238)
Expiring 10/19/15	Standard Chartered PLC	TWD	10,571	326,764	321,048	(5,716)
New Zealand Dollar,
Expiring 12/16/15	Standard Chartered PLC	NZD	2,100	1,344,869	1,334,959	(9,910)
Expiring 12/16/15	Westpac Banking Corp.	NZD	782	488,007	497,113	9,106
Philippine Peso,
Expiring 10/19/15	Deutsche Bank AG	PHP	25,509	541,822	545,043	3,221
Polish Zloty,
Expiring 12/16/15	Bank of America	PLN	1,127	298,313	295,953	(2,360)
Expiring 12/16/15	UBS AG	PLN	3,621	960,045	950,686	(9,359)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 10/21/15	Hong Kong & Shanghai Bank	RUB	124,962	$1,878,428	$1,899,811	$21,383
Expiring 10/21/15	JPMorgan Chase	RUB	57,061	864,000	867,502	3,502
South African Rand,
Expiring 12/17/15	Barclays Capital Group	ZAR	9,339	678,000	664,430	(13,570)
Expiring 12/17/15	Barclays Capital Group	ZAR	5,459	385,081	388,345	3,264
Expiring 12/17/15	Hong Kong & Shanghai Bank	ZAR	12,044	864,000	856,862	(7,138)
Expiring 12/17/15	Standard Chartered PLC	ZAR	9,062	676,000	644,675	(31,325)
Turkish Lira,
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	2,075	676,000	669,269	(6,731)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	1,529	492,000	493,216	1,216

				$77,134,320	$76,759,535	(374,785)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/15/15	Bank of America	AUD	2,204	$1,541,802	$1,545,439	$(3,637)
Expiring 10/15/15	Credit Suisse First Boston Corp.	AUD	3,424	2,462,120	2,401,287	60,833
Expiring 10/15/15	Standard Chartered PLC	AUD	2,278	1,621,307	1,597,591	23,716
Expiring 10/15/15	Standard Chartered PLC	AUD	1,533	1,080,946	1,075,301	5,645
Expiring 12/16/15	Bank of America	AUD	2,472	1,717,286	1,727,811	(10,525)
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	2,599	675,000	654,969	20,031
Expiring 10/02/15	Morgan Stanley	BRL	2,643	677,000	666,183	10,817
Expiring 10/02/15	Morgan Stanley	BRL	2,623	678,000	661,222	16,778
Expiring 10/02/15	RBC Dominion Securities	BRL	2,656	737,527	669,352	68,175
Expiring 10/02/15	Standard Chartered PLC	BRL	568	157,768	143,276	14,492
Expiring 10/02/15	UBS AG	BRL	1,879	492,000	473,519	18,481
Expiring 10/02/15	UBS AG	BRL	921	261,140	232,189	28,951
Expiring 11/04/15	JPMorgan Chase	BRL	8,308	2,072,000	2,069,611	2,389
Expiring 11/04/15	Morgan Stanley	BRL	2,182	521,373	543,428	(22,055)
British Pound,
Expiring 10/08/15	BNP Paribas	GBP	3,709	5,661,002	5,610,559	50,443
Expiring 10/08/15	Citigroup Global Markets	GBP	9,528	14,968,534	14,412,311	556,223
Expiring 10/08/15	Deutsche Bank AG	GBP	5,045	7,780,820	7,631,033	149,787
Expiring 10/08/15	RBC Dominion Securities	GBP	2,599	3,936,657	3,931,186	5,471
Expiring 10/08/15	Standard Chartered PLC	GBP	4,448	6,855,256	6,728,661	126,595
Expiring 10/08/15	Standard Chartered PLC	GBP	368	574,203	556,670	17,533
Expiring 12/16/15	BNP Paribas	GBP	162	250,138	244,862	5,276
Expiring 12/16/15	Royal Bank of Scotland Group PLC	GBP	568	865,951	858,987	6,964
Canadian Dollar,
Expiring 11/12/15	Credit Suisse First Boston Corp.	CAD	8,335	6,236,859	6,244,045	(7,186)
Expiring 11/12/15	JPMorgan Chase	CAD	22,435	16,924,431	16,807,664	116,767
Expiring 12/16/15	Credit Suisse First Boston Corp.	CAD	3,062	2,311,841	2,293,369	18,472
Expiring 12/16/15	JPMorgan Chase	CAD	2,946	2,228,173	2,207,149	21,024
Expiring 12/16/15	UBS AG	CAD	3,879	2,924,468	2,905,757	18,711
Chinese Yuan,
Expiring 12/16/15	Citigroup Global Markets	CNY	9,723	1,503,451	1,520,339	(16,888)
Expiring 12/16/15	Standard Chartered PLC	CNY	28,006	4,336,000	4,379,025	(43,025)
Expiring 12/16/15	Standard Chartered PLC	CNY	11,099	1,734,000	1,735,370	(1,370)
Expiring 12/16/15	UBS AG	CNY	10,064	1,542,038	1,573,634	(31,596)
Expiring 12/16/15	Westminster Research Associates LLC	CNY	15,539	2,384,517	2,429,647	(45,130)
Expiring 09/01/16	Barclays Capital Group	CNY	10,766	1,616,465	1,663,498	(47,033)
Expiring 09/01/16	Citigroup Global Markets	CNY	16,688	2,551,985	2,578,643	(26,658)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Yuan (cont’d.),
Expiring 09/01/16	Deutsche Bank AG	CNY	26,452	$3,973,000	$4,087,372	$(114,372)
Expiring 09/01/16	Deutsche Bank AG	CNY	4,462	678,000	689,527	(11,527)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNY	9,724	1,474,000	1,502,515	(28,515)
Expiring 09/01/16	JPMorgan Chase	CNY	6,463	983,000	998,657	(15,657)
Expiring 09/01/16	Standard Chartered PLC	CNY	3,278	492,000	506,429	(14,429)
Expiring 09/01/16	Westminster Research Associates LLC	CNY	6,447	982,000	996,139	(14,139)
Colombian Peso,
Expiring 10/05/15	Royal Bank of Scotland Group PLC	COP	507,636	164,189	164,303	(114)
Expiring 10/26/15	Deutsche Bank AG	COP	1,454,690	470,811	469,658	1,153
Danish Krone,
Expiring 11/16/15	Hong Kong & Shanghai Bank	DKK	7,103	1,063,481	1,064,986	(1,505)
Euro,
Expiring 11/06/15	Barclays Capital Group	EUR	2,118	2,364,556	2,368,011	(3,455)
Expiring 11/06/15	BNP Paribas	EUR	3,437	3,911,110	3,842,998	68,112
Expiring 11/06/15	Citigroup Global Markets	EUR	136,316	153,367,087	152,406,908	960,179
Expiring 11/06/15	Hong Kong & Shanghai Bank	EUR	6,877	7,690,003	7,688,911	1,092
Expiring 11/06/15	Standard Chartered PLC	EUR	24,531	27,717,822	27,426,669	291,153
Expiring 11/06/15	Westpac Banking Corp.	EUR	1,322	1,470,412	1,478,051	(7,639)
Expiring 12/16/15	Citigroup Global Markets	EUR	765	864,783	855,986	8,797
Expiring 12/16/15	Westpac Banking Corp.	EUR	5,826	6,580,292	6,518,922	61,370
Expiring 12/16/15	Westpac Banking Corp.	EUR	1,518	1,699,399	1,699,044	355
Expiring 12/16/15	Westpac Banking Corp.	EUR	775	866,166	867,175	(1,009)
Expiring 12/16/15	Westpac Banking Corp.	EUR	143	161,436	159,906	1,530
Indian Rupee,
Expiring 10/19/15	Barclays Capital Group	INR	57,320	863,000	870,143	(7,143)
Expiring 10/19/15	Deutsche Bank AG	INR	29,206	441,000	443,363	(2,363)
Expiring 11/03/15	Deutsche Bank AG	INR	57,624	867,000	872,289	(5,289)
Israeli Shekel,
Expiring 12/16/15	BNP Paribas	ILS	8,642	2,216,921	2,205,405	11,516
Expiring 12/16/15	Deutsche Bank AG	ILS	4,030	1,040,698	1,028,360	12,338
Expiring 12/16/15	Royal Bank of Scotland Group PLC	ILS	8,864	2,260,000	2,262,102	(2,102)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	ILS	5,036	1,283,270	1,285,217	(1,947)
Japanese Yen,
Expiring 10/29/15	Bank of America	JPY	1,864,562	15,445,741	15,548,106	(102,365)
Expiring 10/29/15	Barclays Capital Group	JPY	6,424,620	53,621,119	53,573,263	47,856
Expiring 10/29/15	JPMorgan Chase	JPY	608,524	5,081,245	5,074,325	6,920
Expiring 10/29/15	Royal Bank of Scotland Group PLC	JPY	2,825,293	23,420,953	23,559,396	(138,443)
Expiring 12/16/15	State Street Bank	JPY	205,655	1,726,000	1,716,753	9,247
Expiring 12/16/15	State Street Bank	JPY	161,415	1,352,000	1,347,454	4,546
Mexican Peso,
Expiring 10/26/15	Citigroup Global Markets	MXN	6,848	406,301	404,189	2,112
New Taiwanese Dollar,
Expiring 10/02/15	Barclays Capital Group	TWD	16,265	499,702	493,976	5,726
Expiring 10/02/15	Deutsche Bank AG	TWD	31,116	958,000	944,985	13,015
Expiring 10/05/15	BNP Paribas	TWD	97,644	2,998,434	2,965,462	32,972
Expiring 10/05/15	Hong Kong & Shanghai Bank	TWD	15,858	490,000	481,594	8,406
Expiring 10/05/15	Westminster Research Associates LLC	TWD	25,423	776,152	772,096	4,056
Expiring 10/26/15	Barclays Capital Group	TWD	9,885	303,268	300,225	3,043
Expiring 10/29/15	Standard Chartered PLC	TWD	28,752	863,000	873,240	(10,240)
Expiring 11/30/15	BNP Paribas	TWD	55,621	1,680,901	1,689,703	(8,802)
Expiring 11/30/15	Deutsche Bank AG	TWD	47,381	1,429,942	1,439,384	(9,442)
Expiring 12/04/15	JPMorgan Chase	TWD	106,952	3,239,978	3,249,214	(9,236)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 12/16/15	Royal Bank of Scotland Group PLC	NZD	5,131	$3,224,292	$3,261,801	$(37,509)
Expiring 12/16/15	Westpac Banking Corp.	NZD	994	622,741	631,881	(9,140)
Russian Ruble,
Expiring 10/21/15	Bank of America	RUB	23,066	346,383	350,668	(4,285)
Expiring 10/21/15	Credit Suisse First Boston Corp.	RUB	115,725	1,727,000	1,759,372	(32,372)
Singapore Dollar,
Expiring 12/16/15	Citigroup Global Markets	SGD	1,270	894,406	889,913	4,493
Expiring 12/16/15	Deutsche Bank AG	SGD	2,946	2,054,000	2,064,584	(10,584)
Expiring 12/16/15	Deutsche Bank AG	SGD	2,172	1,550,000	1,522,357	27,643
Expiring 12/16/15	Standard Chartered PLC	SGD	2,216	1,548,000	1,552,755	(4,755)
South African Rand,
Expiring 12/17/15	Citigroup Global Markets	ZAR	6,917	491,000	492,067	(1,067)
South Korean Won,
Expiring 10/02/15	JPMorgan Chase	KRW	592,281	500,094	499,651	443
Expiring 10/02/15	UBS AG	KRW	580,307	490,000	489,549	451
Expiring 10/05/15	Citigroup Global Markets	KRW	2,523,229	2,134,025	2,128,364	5,661
Expiring 10/05/15	Standard Chartered PLC	KRW	575,628	490,000	485,546	4,454
Expiring 10/21/15	UBS AG	KRW	787,873	675,000	664,174	10,826
Expiring 10/23/15	Standard Chartered PLC	KRW	799,764	679,000	674,147	4,853
Expiring 11/02/15	Deutsche Bank AG	KRW	4,208,012	3,522,675	3,545,813	(23,138)
Expiring 11/09/15	Westpac Banking Corp.	KRW	548,000	459,913	461,668	(1,755)
Expiring 12/04/15	Citigroup Global Markets	KRW	3,098,857	2,609,124	2,608,776	348
Swedish Krona,
Expiring 10/06/15	Citigroup Global Markets	SEK	5,032	592,280	601,288	(9,008)
Swiss Franc,
Expiring 11/12/15	Citigroup Global Markets	CHF	1,493	1,530,725	1,534,636	(3,911)
Turkish Lira,
Expiring 12/16/15	Barclays Capital Group	TRY	1,491	489,000	480,869	8,131
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	4,710	1,500,000	1,519,097	(19,097)
Expiring 12/16/15	JPMorgan Chase	TRY	2,113	678,000	681,399	(3,399)
Expiring 12/16/15	Morgan Stanley	TRY	2,975	949,437	959,522	(10,085)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	2,701	862,000	871,225	(9,225)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	1,512	489,000	487,552	1,448
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	1,499	489,000	483,587	5,413
United Arab Emerites Dirham,
Expiring 08/11/16	Citigroup Global Markets	AED	9,996	2,713,000	2,715,350	(2,350)
Expiring 08/11/16	Citigroup Global Markets	AED	8,752	2,374,000	2,377,346	(3,346)

				$478,804,325	$476,760,955	2,043,370

						$1,668,585

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risks exposure as of September 30, 2015.

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
12/16/15	Buy	CAD	7,799	EUR	5,265	$(48,916)	BNP Paribas
12/16/15	Buy	EUR	768	PLZ	3,259	3,763	BNP Paribas
12/16/15	Buy	EUR	1,214	GBP	879	29,299	UBS AG
12/16/15	Buy	GBP	1,137	EUR	1,535	2,270	Credit Suisse First Boston Corp.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Cross currency exchange contracts outstanding at September 30, 2015 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/16/15	Buy	GBP	1,133	EUR	1,540	$(9,740)	Royal Bank of Scotland Group PLC
12/16/15	Buy	PLN	1,857	EUR	932	(3,620)	Bank of America
12/16/15	Buy	SEK	11,386	EUR	1,210	9,336	JPMorgan Chase
12/16/15	Buy	SEK	4,066	EUR	433	2,485	State Street Bank

						$(15,123)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risks exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW	5,330,250	07/29/17	1.625%	3 Month KWCDC(1)	$10,168	$—	$10,168	Citigroup Global Markets
KRW	256,400	07/29/25	2.160%	3 Month KWCDC(2)	(5,477)	—	(5,477)	Barclays Capital Group

					$4,691	$—	$4,691

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	7,400	12/16/25	3.000%	6 Month BBSW(1)	$(628)	$42,190	$42,818
CAD	29,775	12/16/20	1.250%	3 Month CDOR(1)	43,110	37,390	(5,720)
EUR	6,250	12/16/20	0.500%	6 Month EURIBOR(2)	(33,244)	(40,223)	(6,979)
EUR	1,250	12/16/22	0.500%	6 Month EURIBOR(2)	28,911	15,011	(13,900)
EUR	21,375	05/15/24	1.100%	6 Month EURIBOR(1)	432,575	587,948	155,373
EUR	51,475	05/11/25	1.568%	6 Month EURIBOR(1)	(123,993)	136,224	260,217
EUR	26,155	06/08/25	1.850%	6 Month EURIBOR(1)	314,250	440,922	126,672
EUR	3,785	07/10/25	1.700%	6 Month EURIBOR(1)	26,214	29,268	3,054
EUR	12,595	09/16/25	2.000%	6 Month EURIBOR(1)	238,401	273,397	34,996
EUR	1,290	09/28/25	1.500%	6 Month EURIBOR(1)	(5,766)	(7,116)	(1,350)
EUR	102,930	12/16/25	0.750%	6 Month EURIBOR(1)	(3,155,165)	(2,834,879)	320,286
EUR	13,500	06/08/30	2.100%	6 Month EURIBOR(2)	(289,783)	(379,562)	(89,779)
EUR	8,825	12/16/30	1.000%	6 Month EURIBOR(2)	589,859	488,152	(101,707)
EUR	19,235	05/11/35	1.695%	6 Month EURIBOR(2)	683,326	549,063	(134,263)
EUR	210	12/16/45	1.250%	6 Month EURIBOR(2)	23,924	16,904	(7,020)
GBP	990	12/16/22	1.750%	6 Month LIBOR(1)	(13,544)	8,056	21,600
GBP	8,750	09/16/25	2.750%	6 Month LIBOR(2)	(209,769)	(295,011)	(85,242)
GBP	1,580	09/28/25	2.250%	6 Month LIBOR(2)	2,721	755	(1,966)
GBP	5,950	12/16/45	2.250%	6 Month LIBOR(2)	(309,885)	(358,520)	(48,635)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
JPY	612,430	12/16/25	0.500%	6 Month LIBOR(1)	$(12,219)	$(17,014)	$(4,795)
NOK	47,900	12/16/20	1.500%	6 Month NIBOR(1)	10,579	49,556	38,977
SEK	237,675	12/16/20	0.500%	3 Month STIBOR(2)	70,489	111,524	41,035
SEK	122,100	12/16/25	1.500%	3 Month STIBOR(2)	(109,001)	(116,495)	(7,494)
	7,080	12/16/18	1.750%	3 Month LIBOR(2)	(101,578)	(138,500)	(36,922)
	650	12/16/20	2.000%	3 Month LIBOR(1)	10,092	16,422	6,330
	81,575	06/24/21	2.923%	3 Month LIBOR(1)	562,181	1,053,854	491,673
	100,065	09/02/22	2.810%	3 Month LIBOR(1)	160,787	559,217	398,430
	2,725	12/16/22	2.250%	3 Month LIBOR(1)	63,351	86,753	23,402
	1,000	09/28/25	2.750%	3 Month LIBOR(1)	(3,181)	2,394	5,575
	78,165	12/16/25	2.500%	3 Month LIBOR(2)	(1,617,201)	(3,112,650)	(1,495,449)
	20,550	06/24/29	3.218%	3 Month LIBOR(2)	(477,219)	(895,059)	(417,840)
	23,460	09/02/30	3.005%	3 Month LIBOR(2)	(39,415)	(375,918)	(336,503)

					$(3,240,821)	$(4,065,947)	$(825,126)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized Depreciation(4)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA IG.24-V1 5Y Index	06/20/20	1.000%	$82,350	$671,708	$437,919	$(233,789)
Dow Jones CDX NA IG.25 5Y Index	12/20/20	1.000%	23,950	177,584	85,664	(91,920)

				$849,292	$523,583	$(325,709)

Cash of $7,034,779 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open exchange-traded and cleared swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Collateralized Debt Obligations	$—	$518,439	$—
Collateralized Loan Obligations	—	16,506,282	1,026,258
Non-Residential Mortgage-Backed Securities	—	6,353,532	—
Corporate Bonds	—	165,912,094	—
Foreign Government Bonds	—	286,632,733	—
Residential Mortgage-Backed Securities	—	9,346,464	—
U.S. Government Agency Obligations	—	93,423,849	—
U.S. Treasury Obligations	—	179,861,705	—
Affiliated Money Market Mutual Fund	23,607,124	—	—
Short Sales – U. S. Government Agency Obligations	—	(14,368,262)	—
Other Financial Instruments*
Financial Futures Contracts	(153,133)	—	—
OTC Forward Foreign Currency Contracts	—	1,668,585	—
OTC Cross Currency Exchange Contracts	—	(15,123)	—
OTC interest rate swaps	—	4,691	—
Exchange-traded interest rate swaps	—	(825,126)	—
Exchange-traded credit default swaps	—	(325,709)	—

Total	$23,453,991	$744,694,154	$1,026,258

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Foreign Government Bonds	39.1%
U.S. Treasury Obligations	24.5
U.S. Government Agency Obligations	12.7
Banks	9.4
Affiliated Money Market Mutual Fund	3.2
Collateralized Loan Obligations	2.4
Agriculture	1.9
Electric	1.5
Residential Mortgage-Backed Securities	1.3
Pharmaceuticals	1.1
Media	1.1
Telecommunications	1.0
Real Estate Investment Trusts (REITs)	0.9
Non-Residential Mortgage-Backed Securities	0.8
Auto Manufacturers	0.8
Foods	0.7

Retail	0.7%
Beverages	0.7
Diversified Financial Services	0.6
Insurance	0.4
Chemicals	0.4
Trucking & Leasing	0.4
Oil & Gas	0.3
Pipelines	0.3
Commercial Services	0.1
Healthcare-Services	0.1
Healthcare-Products	0.1
Collateralized Debt Obligations	0.1
Real Estate	0.1
U.S. Government Agency Obligations	(1.9)

104.8
Liabilities in excess of other assets	(4.8)

100.0%

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	158,502	$20,755,837

Airlines — 1.3%
United Continental Holdings, Inc.*	351,465	18,645,218

Banks — 13.9%
Bank of America Corp.	3,525,599	54,928,832
Citigroup, Inc.	776,909	38,542,455
Citizens Financial Group, Inc.	704,403	16,807,056
Fifth Third Bancorp	803,678	15,197,551
JPMorgan Chase & Co.	969,977	59,139,498
Wells Fargo & Co.	276,746	14,210,907

		198,826,299

Capital Markets — 4.0%
Affiliated Managers Group, Inc.*	147,766	25,266,508
Ameriprise Financial, Inc.	161,663	17,642,283
BlackRock, Inc.	48,373	14,389,516

		57,298,307

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	340,399	16,407,232

Communications Equipment — 1.9%
Cisco Systems, Inc.	1,059,873	27,821,666

Consumer Finance — 1.1%
Capital One Financial Corp.	97,628	7,079,983
Navient Corp.	801,253	9,006,084

		16,086,067

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	1,628,327	53,050,894

Electric Utilities — 2.6%
FirstEnergy Corp.	585,844	18,342,776
NextEra Energy, Inc.	192,014	18,730,966

		37,073,742

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc.	491,101	15,543,347

Food Products — 3.0%
ConAgra Foods, Inc.	204,344	8,277,975
Mondelez International, Inc. (Class A Stock)	500,691	20,963,932
Tyson Foods, Inc. (Class A Stock)(a)	329,755	14,212,441

		43,454,348

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	540,739	36,197,069

Health Care Providers & Services — 2.3%
Aetna, Inc.	194,017	21,227,400
Express Scripts Holding Co.*	140,691	11,390,343

		32,617,743

Hotels, Restaurants & Leisure — 0.8%
MGM Resorts International*(a)	620,306	11,444,646

Household Products — 1.6%
Procter & Gamble Co. (The)	313,199	22,531,536

Industrial Conglomerates — 5.5%
General Electric Co.	3,112,062	78,486,205

Insurance — 8.6%
American International Group, Inc.	645,704	36,688,901

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	307,728	$14,087,788
Lincoln National Corp.	1,003,464	47,624,401
MetLife, Inc.	499,111	23,533,084

		121,934,174

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	42,682	27,246,908

Media — 1.7%
Viacom, Inc. (Class B Stock)	570,668	24,624,324

Multi-Utilities — 0.8%
PG&E Corp.	215,394	11,372,803

Oil, Gas & Consumable Fuels — 10.5%
ConocoPhillips(a)	389,931	18,701,091
Devon Energy Corp.	970,820	36,007,714
Exxon Mobil Corp.	898,420	66,797,527
Southwestern Energy Co.*(a)	2,180,447	27,669,872

		149,176,204

Personal Products — 1.1%
Unilever NV (Bermuda)	373,490	15,014,298

Pharmaceuticals — 8.3%
Johnson & Johnson	528,197	49,307,190
Merck & Co., Inc.	230,059	11,362,614
Mylan NV*(a)	510,598	20,556,675
Pfizer, Inc.	1,167,893	36,683,519

		117,909,998

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	125,727	11,061,461
Simon Property Group, Inc.	72,097	13,245,661

		24,307,122

Road & Rail — 1.1%
Hertz Global Holdings, Inc.*	923,503	15,450,205

Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	965,762	29,108,067
Maxim Integrated Products, Inc.	395,200	13,199,680

		42,307,747

Software — 3.8%
Microsoft Corp.	291,710	12,911,085
Oracle Corp.	503,537	18,187,756
SAP SE (Netherlands), ADR(a)	167,775	10,870,142
Symantec Corp.	592,061	11,527,428

		53,496,411

Specialty Retail — 3.5%
Gap, Inc. (The)	681,535	19,423,748
Lowe’s Cos., Inc.	293,291	20,213,616
Staples, Inc.	874,813	10,261,556

		49,898,920

Technology Hardware, Storage & Peripherals — 2.9%
EMC Corp.	1,700,939	41,094,686

Textiles, Apparel & Luxury Goods — 2.1%
Ralph Lauren Corp.	253,455	29,948,243

TOTAL LONG-TERM INVESTMENTS (cost $1,514,599,650)		1,410,022,199

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $86,947,354; includes $74,237,818 of cash collateral for securities on loan)(b)(w)	86,947,354	$86,947,354

TOTAL INVESTMENTS — 105.0% (cost $1,601,547,004)		1,496,969,553
Liabilities in excess of other assets — (5.0)%		(71,456,963)

NET ASSETS — 100.0%		$1,425,512,590

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,080,680; cash collateral of $74,237,818 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,755,837	$—	$—
Airlines	18,645,218	—	—
Banks	198,826,299	—	—
Capital Markets	57,298,307	—	—
Chemicals	16,407,232	—	—
Communications Equipment	27,821,666	—	—
Consumer Finance	16,086,067	—	—
Diversified Telecommunication Services	53,050,894	—	—
Electric Utilities	37,073,742	—	—
Food & Staples Retailing	15,543,347	—	—
Food Products	43,454,348	—	—
Health Care Equipment & Supplies	36,197,069	—	—
Health Care Providers & Services	32,617,743	—	—
Hotels, Restaurants & Leisure	11,444,646	—	—
Household Products	22,531,536	—	—
Industrial Conglomerates	78,486,205	—	—
Insurance	121,934,174	—	—
Internet Software & Services	27,246,908	—	—
Media	24,624,324	—	—
Multi-Utilities	11,372,803	—	—
Oil, Gas & Consumable Fuels	149,176,204	—	—
Personal Products	15,014,298	—	—
Pharmaceuticals	117,909,998	—	—
Real Estate Investment Trusts (REITs)	24,307,122	—	—
Road & Rail	15,450,205	—	—
Semiconductors & Semiconductor Equipment	42,307,747	—	—
Software	53,496,411	—	—
Specialty Retail	49,898,920	—	—
Technology Hardware, Storage & Peripherals	41,094,686	—	—
Textiles, Apparel & Luxury Goods	29,948,243	—	—
Affiliated Money Market Mutual Fund	86,947,354	—	—

Total	$1,496,969,553	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Auto Components — 1.2%
BorgWarner, Inc.	164,935	$6,859,647

Banks — 2.8%
Eagle Bancorp, Inc.*	103,501	4,709,295
First Republic Bank	187,631	11,777,598

		16,486,893

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	78,224	7,579,906

Biotechnology — 4.4%
Alkermes PLC*	85,109	4,993,345
Bluebird Bio, Inc.*	15,692	1,342,451
Cepheid, Inc.*(a)	216,979	9,807,451
Medivation, Inc.*	54,548	2,318,290
Ultragenyx Pharmaceutical, Inc.*	22,763	2,192,304
Vertex Pharmaceuticals, Inc.*	54,001	5,623,664

		26,277,505

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	156,914	7,448,708

Chemicals — 3.5%
Ashland, Inc.	65,035	6,543,822
Axalta Coating Systems Ltd.*	397,840	10,081,266
Sherwin-Williams Co. (The)	17,687	3,940,310

		20,565,398

Consumer Finance — 1.0%
Navient Corp.	101,162	1,137,061
SLM Corp.*	674,923	4,994,430

		6,131,491

Distributors — 1.4%
LKQ Corp.*	300,718	8,528,362

Diversified Financial Services — 2.5%
Intercontinental Exchange, Inc.	63,353	14,887,321

Diversified Telecommunication Services — 0.8%
Level 3 Communications, Inc.*	105,144	4,593,741

Electrical Equipment — 4.6%
AMETEK, Inc.	179,805	9,407,398
Hubbell, Inc. (Class B Stock)	70,161	5,960,177
Sensata Technologies Holding NV*	265,379	11,766,905

		27,134,480

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. (Class A Stock)	220,227	11,222,768

Energy Equipment & Services — 0.9%
Dril-Quip, Inc.*	89,022	5,182,861

Food & Staples Retailing — 1.5%
Whole Foods Market, Inc.	275,596	8,722,613

Food Products — 5.4%
Blue Buffalo Pet Products, Inc.*(a)	182,061	3,260,712
Hain Celestial Group, Inc. (The)*	150,888	7,785,821
Keurig Green Mountain, Inc.	82,135	4,282,519
McCormick & Co., Inc.(a)	138,053	11,345,196
TreeHouse Foods, Inc.*	68,009	5,290,420

		31,964,668

Health Care Equipment & Supplies — 3.4%
DexCom, Inc.*	73,957	6,349,948
Intuitive Surgical, Inc.*	17,453	8,021,050

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	47,192	$5,861,718

		20,232,716

Health Care Providers & Services — 4.0%
Adeptus Health, Inc. (Class A Stock)*(a)	73,379	5,926,088
Cardinal Health, Inc.	107,296	8,242,479
Henry Schein, Inc.*	72,088	9,567,519

		23,736,086

Health Care Technology — 1.6%
Cerner Corp.*	158,375	9,496,165

Hotels, Restaurants & Leisure — 5.2%
Chipotle Mexican Grill, Inc.*	13,422	9,667,195
Hilton Worldwide Holdings, Inc.	349,435	8,016,039
Panera Bread Co. (Class A Stock)*(a)	66,718	12,903,928

		30,587,162

Internet & Catalog Retail — 1.2%
Netflix, Inc.*	29,456	3,041,627
TripAdvisor, Inc.*(a)	63,783	4,019,605

		7,061,232

Internet Software & Services — 2.4%
LinkedIn Corp. (Class A Stock)*	58,344	11,092,945
Twitter, Inc.*	116,570	3,140,396

		14,233,341

IT Services — 7.2%
Black Knight Financial Services, Inc. (Class A Stock)*	313,083	10,190,852
Fidelity National Information Services, Inc.	113,635	7,622,636
FleetCor Technologies, Inc.*	68,166	9,381,005
Global Payments, Inc.	46,957	5,387,377
Sabre Corp.	361,331	9,820,977

		42,402,847

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	157,774	5,416,381
Mettler-Toledo International, Inc.*	17,453	4,969,567

		10,385,948

Machinery — 3.1%
Graco, Inc.	140,361	9,408,398
Middleby Corp. (The)*	83,387	8,771,478

		18,179,876

Multiline Retail — 0.1%
Burlington Stores, Inc.*	11,084	565,727

Real Estate Investment Trust (REIT) — 2.7%
Equinix, Inc.	59,087	16,154,386

Real Estate Management & Development — 1.2%
CBRE Group, Inc. (Class A Stock)*	229,031	7,328,992

Road & Rail — 1.9%
Kansas City Southern	121,031	10,999,297

Semiconductors & Semiconductor Equipment — 1.2%
Qorvo, Inc.*	154,096	6,942,025

Software — 6.3%
Guidewire Software, Inc.*	44,648	2,347,592
Intuit, Inc.	145,644	12,925,905
Red Hat, Inc.*	104,322	7,498,665
ServiceNow, Inc.*	120,914	8,397,477

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Splunk, Inc.*	111,053	$6,146,784

		37,316,423

Specialty Retail — 10.5%
Advance Auto Parts, Inc.	77,948	14,773,484
Five Below, Inc.*(a)	214,240	7,194,179
L Brands, Inc.	66,992	6,037,989
Restoration Hardware Holdings, Inc.*	73,253	6,835,237
Tractor Supply Co.	157,333	13,266,319
Ulta Salon Cosmetics & Fragrance, Inc.*	84,679	13,832,315

		61,939,523

Textiles, Apparel & Luxury Goods — 6.4%
Kate Spade & Co.*	477,353	9,122,216
PVH Corp.	103,853	10,586,775
Under Armour, Inc. (Class A Stock)*(a)	108,509	10,501,501
VF Corp.	112,853	7,697,703

		37,908,195

Trading Companies & Distributors — 1.6%
W.W. Grainger, Inc.(a)	45,040	9,684,050

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*	112,461	11,779,165

TOTAL LONG-TERM INVESTMENTS (cost $559,126,597)		580,519,518

	Shares	Value
SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,540,568; includes $42,920,677 of cash collateral received for securities on loan)(b)(w)	44,540,568	$44,540,568

TOTAL INVESTMENTS — 105.8% (cost $603,667,165)		625,060,086
Liabilities in excess of other assets — (5.8)%		(34,337,217)

NET ASSETS — 100.0%		$590,722,869

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,400,732; cash collateral of $42,920,677 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$6,859,647	$—	$—
Banks	16,486,893	—	—
Beverages	7,579,906	—	—
Biotechnology	26,277,505	—	—
Building Products	7,448,708	—	—
Chemicals	20,565,398	—	—
Consumer Finance	6,131,491	—	—
Distributors	8,528,362	—	—
Diversified Financial Services	14,887,321	—	—
Diversified Telecommunication Services	4,593,741	—	—
Electrical Equipment	27,134,480	—	—
Electronic Equipment, Instruments & Components	11,222,768	—	—
Energy Equipment & Services	5,182,861	—	—
Food & Staples Retailing	8,722,613	—	—
Food Products	31,964,668	—	—
Health Care Equipment & Supplies	20,232,716	—	—
Health Care Providers & Services	23,736,086	—	—
Health Care Technology	9,496,165	—	—
Hotels, Restaurants & Leisure	30,587,162	—	—
Internet & Catalog Retail	7,061,232	—	—
Internet Software & Services	14,233,341	—	—
IT Services	42,402,847	—	—
Life Sciences Tools & Services	10,385,948	—	—
Machinery	18,179,876	—	—
Multiline Retail	565,727	—	—
Real Estate Investment Trust (REIT)	16,154,386	—	—
Real Estate Management & Development	7,328,992	—	—
Road & Rail	10,999,297	—	—
Semiconductors & Semiconductor Equipment	6,942,025	—	—
Software	37,316,423	—	—
Specialty Retail	61,939,523	—	—
Textiles, Apparel & Luxury Goods	37,908,195	—	—
Trading Companies & Distributors	9,684,050	—	—
Wireless Telecommunication Services	11,779,165	—	—
Affiliated Money Market Mutual Fund	44,540,568	—	—

Total	$625,060,086	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.3%
AFFILIATED MUTUAL FUND — 1.1%
AST Goldman Sachs Strategic Income Portfolio* (cost $28,896,401)	2,945,607	$28,248,368

COMMON STOCKS — 28.4%
Aerospace & Defense — 0.4%
Airbus Group SE (France)	10,368	613,997
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,088	4,949
BAE Systems PLC (United Kingdom)	45,415	307,849
Boeing Co. (The)	9,621	1,259,870
BWX Technologies, Inc.	4,613	121,599
CAE, Inc. (Canada)	9,000	95,362
Chemring Group PLC (United Kingdom)	13,256	44,718
Cobham PLC (United Kingdom)	30,490	131,980
Cubic Corp.	1,189	49,867
Ducommun, Inc.*	819	16,437
Elbit Systems Ltd. (Israel)	1,599	118,203
Embraer SA (Brazil), ADR	3,700	94,646
Finmeccanica SpA (Italy)*	10,480	131,240
General Dynamics Corp.	5,372	741,067
HEICO Corp.	1,356	66,281
Honeywell International, Inc.	11,215	1,061,948
Huntington Ingalls Industries, Inc.	1,415	151,617
KLX, Inc.*	3,549	126,841
L-3 Communications Holdings, Inc.(a)	3,009	314,501
Lockheed Martin Corp.	2,064	427,888
MacDonald Dettwiler & Associates Ltd. (Canada)	1,000	54,387
Meggitt PLC (United Kingdom)	14,106	101,762
MTU Aero Engines AG (Germany)	1,529	128,009
Northrop Grumman Corp.	3,204	531,704
Orbital ATK, Inc.	1,464	105,218
Precision Castparts Corp.	3,024	694,643
QinetiQ Group PLC (United Kingdom)	152,626	521,502
Raytheon Co.	6,562	716,964
Rockwell Collins, Inc.	2,355	192,733
Rolls-Royce Holdings PLC (United Kingdom)*	37,761	387,358
Saab AB (Sweden) (Class B Stock)	3,134	83,921
Safran SA (France)	5,886	442,580
Teledyne Technologies, Inc.*	703	63,481
Thales SA (France)	3,164	220,611
Triumph Group, Inc.	2,843	119,633
United Technologies Corp.	16,350	1,454,987
Vectrus, Inc.*	522	11,505
Zodiac Aerospace (France)	5,452	125,180

		11,837,038

Air Freight & Logistics — 0.1%
Bollore SA (France)	27,700	135,051
C.H. Robinson Worldwide, Inc.	1,646	111,566
Deutsche Post AG (Germany)	20,467	567,001
Expeditors International of Washington, Inc.	3,124	146,984
FedEx Corp.	6,064	873,095
Globaltrans Investment PLC (Cyprus), GDR*	4,529	18,161
Hub Group, Inc. (Class A Stock)*	1,140	41,507
Hyundai Glovis Co. Ltd. (South Korea)	776	147,087
Integer.pl SA (Poland)*	156	4,975
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	12,515
Oesterreichische Post AG (Austria)	1,821	62,523

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Royal Mail PLC (United Kingdom)	21,011	$145,991
Shenzhen Chiwan Petroleum (China)	6,700	11,472
TNT Express NV (Netherlands)	12,730	97,143
United Parcel Service, Inc. (Class B Stock)	4,520	446,079
Yamato Holdings Co. Ltd. (Japan)	10,500	201,035

		3,022,185

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	251,954	96,205
Air China Ltd. (China) (Class H Stock)	68,000	53,858
ANA Holdings, Inc. (Japan)	36,000	100,851
Bangkok Airways Co. Ltd. (Thailand)	19,000	10,313
Cathay Pacific Airways Ltd. (Hong Kong)	112,000	210,916
Cebu Air, Inc. (Philippines)	8,340	15,442
China Airlines Ltd. (Taiwan)*	154,000	52,797
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	1,390	20,739
Deutsche Lufthansa AG (Germany)*	21,398	297,879
easyJet PLC (United Kingdom)	5,264	142,096
Eva Airways Corp. (Taiwan)*	76,395	42,859
Grupo Aeromexico SAB de CV (Mexico)*	14,500	22,790
Hainan Airlines Co. Ltd. (China)	23,700	13,675
Japan Airlines Co. Ltd. (Japan)	4,800	169,848
Nok Airlines PCL (Thailand)*	18,400	3,549
Norwegian Air Shuttle A/S (Norway)*	3,385	132,547
Pegasus Hava Tasimaciligi A/S (Turkey)*	676	3,948
SAS AB (Sweden)*	7,793	14,648
Singapore Airlines Ltd. (Singapore)	22,500	169,376
Southwest Airlines Co.	15,727	598,255
Thai Airways International PCL (Thailand)*	60,400	16,808
Turk Hava Yollari (Turkey)*	18,089	47,724

		2,237,123

Auto Components — 0.2%
Actron Technology Corp. (Taiwan)	1,000	3,088
Aisin Seiki Co. Ltd. (Japan)	5,200	174,470
ARB Corp. Ltd. (Australia)	3,887	37,591
Bridgestone Corp. (Japan)	27,700	958,591
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	2,338	6,489
Chaowei Power Holdings Ltd. (China)*	37,000	18,928
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	81,350	133,771
China First Capital Group Ltd. (China)*	24,000	7,215
China XD Plastics Co. Ltd. (China)*	2,500	10,450
Cub Elecparts, Inc. (Taiwan)*	1,000	11,693
Denso Corp. (Japan)	16,700	707,393
Depo Auto Parts Industrial Co. Ltd. (Taiwan)	6,000	17,915
Double Coin Holdings Ltd. (China)	4,400	3,692
E-Lead Electronic Co. Ltd. (Taiwan)	4,000	5,607
Exedy Corp. (Japan)	2,400	53,245
FCC Co. Ltd. (Japan)	2,200	35,302
Federal Corp. (Taiwan)	59,495	25,793
Fuyao Glass Industry Group Co. Ltd. (China)*	63,600	121,587
Gajah Tunggal Tbk PT (Indonesia)	135,300	4,861
Halla Holdings Corp. (South Korea)	1,591	79,742
Hankook Tire Co. Ltd. (South Korea)	5,440	182,115
Hiroca Holdings Ltd. (Taiwan)	5,000	14,530
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	4,000	12,846

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Hu Lane Associate, Inc. (Taiwan)	2,000	$7,673
Hunan Tyen Machinery Co. Ltd. (China)*	14,200	6,859
Hyundai Mobis Co. Ltd. (South Korea)	4,395	859,956
Hyundai Wia Corp. (South Korea)	1,287	140,643
Iron Force Industrial Co. Ltd. (Taiwan)	1,000	4,797
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,593	36,562
Macauto Industrial Co. Ltd. (Taiwan)	1,000	4,667
Mahle-Metal Leve SA (Brazil)	400	2,332
Mando Corp. (South Korea)	781	90,624
Metair Investments Ltd. (South Africa)	7,688	16,117
Minth Group Ltd. (China)	34,000	60,871
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	23,000	20,834
Nifco, Inc. (Japan)	3,000	102,529
Piolax, Inc. (Japan)	1,700	78,019
Pirelli & C. SpA (Italy)	10,384	173,767
Riken Corp. (Japan)	15,000	49,640
SL Corp. (South Korea)	2,002	31,484
Somboon Advance Technology PCL (Thailand)	33,000	14,457
Stomil Sanok SA (Poland)	770	10,553
Sumitomo Riko Co. Ltd. (Japan)	37,500	326,998
Sumitomo Rubber Industries Ltd. (Japan)	9,400	130,483
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	70,530
Tong Yang Industry Co. Ltd. (Taiwan)	29,000	28,854
Toyo Tire & Rubber Co. Ltd. (Japan)	5,000	108,228
Tupy SA (Brazil)	2,500	11,351
TYC Brother Industrial Co. Ltd. (Taiwan)	12,000	7,504
Unipres Corp. (Japan)	4,300	81,889
Weifu High-Technology Group Co. Ltd. (China)	8,200	20,637
Xinchen China Power Holdings Ltd. (China)*.	102,000	23,395
Xinyi Glass Holdings Ltd. (Hong Kong)	178,000	79,914
Yokohama Rubber Co. Ltd. (The) (Japan)	5,500	97,004

		5,326,085

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	392,600	140,625
Baic Motor Corp. Ltd. (China) (Class H Stock)	132,000	116,094
Bayerische Motoren Werke AG (Germany)	13,353	1,164,958
China Motor Corp. (Taiwan)	53,000	37,263
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	58,900	99,518
Daihatsu Motor Co. Ltd. (Japan)	11,400	131,869
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	358,000	449,313
Ford Otomotiv Sanayi A/S (Turkey)	1,705	18,220
Fuji Heavy Industries Ltd. (Japan)	16,800	604,539
Honda Motor Co. Ltd. (Japan)	84,900	2,533,986
Hyundai Motor Co. (South Korea)	9,342	1,298,166
Jiangling Motors Corp. Ltd. (China)	3,800	11,969
Kandi Technologies Corp. (China)*	2,100	11,025
Kia Motors Corp. (South Korea)	17,969	814,557
Mitsubishi Motors Corp. (Japan)	34,900	266,926
Nissan Motor Co. Ltd. (Japan)	123,000	1,130,936
Oriental Holdings Bhd (Malaysia)	26,600	42,292
Piaggio & C SpA (Italy)	17,062	41,022
Qingling Motors Co. Ltd. (China) (Class H Stock)	94,000	31,344
Sanyang Motor Co. Ltd. (Taiwan)*	48,000	34,189
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	6,989

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	2,738	$16,254
Toyota Motor Corp. (Japan)	107,400	6,288,046
UMW Holdings Bhd (Malaysia)	20,500	35,053
Volkswagen AG (Germany)(a)	1,671	196,883
Yulon Motor Co. Ltd. (Taiwan)	75,000	67,270
Yulon Nissan Motor Co. Ltd. (Taiwan)	1,000	7,556

		15,596,862

Banks — 2.7%
77 Bank Ltd. (The) (Japan)	31,000	176,092
Agricultural Bank of China Ltd. (China) (Class H Stock)	1,916,000	727,686
Aichi Bank Ltd. (The) (Japan)	400	22,981
Ajman Bank PJSC (United Arab Emirates)*	102,199	48,694
Al Khalij Commercial Bank (Qatar)	6,261	37,021
Albaraka Turk (Turkey)	46,916	20,643
Alior Bank SA (Poland)*	2,148	44,828
Alliance Financial Group Bhd (Malaysia)	14,900	11,369
AMMB Holdings Bhd (Malaysia)	45,300	47,079
Aozora Bank Ltd. (Japan)	52,000	180,352
Associated Banc-Corp	6,970	125,251
Asya Katilim Bankasi A/S (Turkey)*	60,998	13,912
Australia & New Zealand Banking Group Ltd. (Australia)	71,388	1,363,952
Awa Bank Ltd. (The) (Japan)	13,000	74,951
Banca Carige SpA (Italy)*	29,219	47,359
Banca Popolare di Milano Scarl (Italy)	275,752	272,646
Banca Popolare di Milano Scarl (Italy)	149,734	148,048
Banca Popolare di Sondrio Scarl (Italy)	30,393	139,243
Banco de Bogota SA (Colombia)	3,177	60,704
Banco de Chile (Chile)	495,763	51,675
Banco de Credito e Inversiones (Chile)	1,239	50,291
Banco de Sabadell SA (Spain)	184,453	339,498
Banco Santander Brasil SA (Brazil), ADR	12,900	40,635
Banco Santander SA (Spain)	396,102	2,106,249
Bancolombia SA (Colombia)	8,767	67,006
Bancolombia SA (Colombia), ADR	2,615	84,203
BancorpSouth, Inc.	3,832	91,087
Bangkok Bank PCL (Thailand)	27,700	121,673
Bank Bukopin Tbk PT (Indonesia)	183,100	7,886
Bank Central Asia Tbk PT (Indonesia)	179,800	150,956
Bank Danamon Indonesia Tbk PT (Indonesia)	106,800	21,137
Bank Handlowy w Warszawie SA (Poland)	1,404	29,918
Bank Hapoalim BM (Israel)	92,191	463,917
Bank Mandiri Persero Tbk PT (Indonesia)	218,300	118,417
Bank Negara Indonesia Persero Tbk PT (Indonesia)	222,500	63,033
Bank of China Ltd. (China) (Class H Stock)	4,326,000	1,865,513
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	63,500	43,989
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,233,000	859,455
Bank of East Asia Ltd. (The) (Hong Kong)	86,236	289,936
Bank of Hawaii Corp.	2,046	129,901
Bank of Iwate Ltd. (The) (Japan)	1,900	86,153
Bank of Kyoto Ltd. (The) (Japan)	6,000	61,024
Bank of Montreal (Canada)	21,500	1,172,552
Bank of Nova Scotia (The) (Canada)	36,900	1,626,697
Bank of Okinawa Ltd. (The) (Japan)	1,200	49,632
Bank of the Ozarks, Inc.(a)	3,508	153,510

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of the Philippine Islands (Philippines)	41,770	$71,838
Bank of the Ryukyus Ltd. (Japan)	7,400	108,851
Bank of Yokohama Ltd. (The) (Japan)	58,000	352,526
Bank Pan Indonesia Tbk PT (Indonesia)*	147,000	8,898
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	224,600	9,456
Bank Tabungan Negara Tbk PT (Indonesia)	223,400	15,211
Bank Zachodni WBK SA (Poland)*	1,119	86,553
Bankia SA (Spain)	141,482	183,623
BankUnited, Inc.	4,628	165,451
Banque Cantonale Vaudoise (Switzerland)*	148	87,364
Banregio Grupo Financiero SAB de CV (Mexico)	2,300	12,263
Barclays Africa Group Ltd. (South Africa)	9,065	111,461
BB&T Corp.	21,994	782,986
BBVA Banco Continental SA (Peru)	14,348	13,406
BDO Unibank, Inc. (Philippines)	43,410	96,274
Bendigo & Adelaide Bank Ltd. (Australia)	22,345	156,165
Berkshire Hills Bancorp, Inc.	1,142	31,451
Berner Kantonalbank AG (Switzerland)	939	175,352
BIMB Holdings Bhd (Malaysia)	8,300	7,572
BOC Hong Kong Holdings Ltd. (Hong Kong)	136,500	402,577
CaixaBank SA (Spain)	94,635	365,222
Canadian Imperial Bank of Commerce (Canada)	11,800	847,796
Capitec Bank Holdings Ltd. (South Africa)	1,034	37,422
Cardinal Financial Corp.	1,642	37,782
Chang Hwa Commercial Bank Ltd. (Taiwan)	324,667	160,327
Chiba Bank Ltd. (The) (Japan)	37,000	262,740
Chiba Kogyo Bank Ltd. (The) (Japan)	5,700	31,775
China Banking Corp. (Philippines)	9,925	8,720
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	677,000	394,219
China Construction Bank Corp. (China) (Class H Stock)	5,359,000	3,576,235
Chugoku Bank Ltd. (The) (Japan)	7,500	111,311
CIMB Group Holdings Bhd (Malaysia)	117,700	119,543
CIT Group, Inc.	7,191	287,856
Citizens Financial Group, Inc.	12,654	301,924
City National Corp.	1,731	152,432
Columbia Banking System, Inc.	1,231	38,420
Commerce Bancshares, Inc.	4,004	182,422
Commercial Bank of Qatar QSC (The) (Qatar)	7,847	121,722
Commonwealth Bank of Australia (Australia)	31,651	1,624,604
Community Bank System, Inc.	1,993	74,080
Credicorp Ltd. (Peru), (LMA)	97	10,282
Credicorp Ltd. (Peru), (NYSE)	1,492	158,689
Credito Valtellinese Scarl (Italy)*	91,732	118,628
CTBC Financial Holding Co. Ltd. (Taiwan)	846,759	437,715
Cullen/Frost Bankers, Inc.	3,717	236,327
Dah Sing Financial Holdings Ltd. (Hong Kong)	8,400	46,008
Daishi Bank Ltd. (The) (Japan)	28,000	131,707
DBS Group Holdings Ltd. (Singapore)	74,070	845,460
DGB Financial Group, Inc. (South Korea)	14,915	132,635
Doha Bank QSC (Qatar)	5,994	82,725
Dubai Islamic Bank PJSC (United Arab Emirates)	100,467	183,918
E. Sun Financial Holding Co. Ltd. (Taiwan)	377,807	222,689
East West Bancorp, Inc.	3,842	147,610

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
East West Banking Corp. (Philippines)*	42,300	$18,108
Espirito Santo Financial Group SA (Luxembourg)*	11,519	—
Far Eastern International Bank (Taiwan)	252,169	74,886
Fifth Third Bancorp	25,415	480,598
First Financial Holding Co. Ltd. (Taiwan)	513,235	234,344
First Niagara Financial Group, Inc.	17,216	175,775
First Republic Bank	2,905	182,347
FirstMerit Corp.	8,003	141,413
FNB Corp.	8,038	104,092
Fukuoka Financial Group, Inc. (Japan)	46,000	219,091
Fulton Financial Corp.	10,670	129,107
Glacier Bancorp, Inc.	3,663	96,667
Grupo Aval Acciones y Valores SA (Colombia)	101,191	38,670
Grupo Elektra SAB de CV (Mexico) (Class A Stock)	1,775	30,762
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	42,900	88,643
Grupo Security SA (Chile)	207,871	58,983
GSD Holding A/S (Turkey)	18,506	7,043
Gunma Bank Ltd. (The) (Japan)	26,000	166,410
Hachijuni Bank Ltd. (The) (Japan)	26,000	184,554
Hancock Holding Co.	4,723	127,757
Hang Seng Bank Ltd. (Hong Kong)	17,400	313,869
Harbin Bank Co. Ltd. (China)	103,000	29,876
Higo Bank Ltd. (The) (Japan)*(g)	21,000	153,314
Hilltop Holdings, Inc.*	5,608	111,094
Hiroshima Bank Ltd. (The) (Japan)	40,000	231,172
Hokkoku Bank Ltd. (The) (Japan)	18,000	73,033
Hokuhoku Financial Group, Inc. (Japan)	13,000	29,766
Hong Leong Bank Bhd (Malaysia)	12,500	37,401
HSBC Holdings PLC (United Kingdom)	611,514	4,613,074
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	431,168	201,257
Huishang Bank Corp. Ltd. (China) (Class H Stock)	102,000	44,728
Hyakugo Bank Ltd. (The) (Japan)	21,000	101,253
Hyakujushi Bank Ltd. (The) (Japan)	25,000	90,200
Iberiabank Corp.	1,613	93,893
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,701,000	2,715,787
ING Bank Slaski SA (Poland)	1,447	45,388
Intercorp Financial Services, Inc. (Peru)	1,459	37,190
Itausa - Investimentos Itau SA (Brazil)	18,416	34,886
Iyo Bank Ltd. (The) (Japan)	14,000	160,940
Joyo Bank Ltd. (The) (Japan)	20,000	105,363
Juroku Bank Ltd. (The) (Japan)	24,000	105,112
Jyske Bank A/S (Denmark)*	3,728	206,265
Kagoshima Bank Ltd. (The) (Japan)(g)	19,000	152,577
Keiyo Bank Ltd. (The) (Japan)	18,000	95,747
Kiatnakin Bank PCL (Thailand)	27,200	23,044
King’s Town Bank Co. Ltd. (Taiwan)	94,000	66,790
Kiyo Bank Ltd. (The) (Japan)	4,100	65,825
Komercni Banka A/S (Czech Republic)	478	103,603
Laurentian Bank of Canada (Canada)	4,600	173,487
LegacyTexas Financial Group, Inc.(a)	1,826	55,656
LH Financial Group PCL (Thailand)	262,106	11,342
Luzerner Kantonalbank AG (Switzerland)	424	154,605
M&T Bank Corp.	3,343	407,679
Malayan Banking Bhd (Malaysia)	91,900	179,284

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Masraf Al Rayan (Qatar)	9,379	$110,958
MB Financial, Inc.	2,850	93,024
Mega Financial Holding Co. Ltd. (Taiwan)	557,932	387,556
Metropolitan Bank & Trust Co (Philippines)	39,886	69,681
Mie Bank Ltd/The (Japan)	152,000	337,320
Mizrahi Tefahot Bank Ltd. (Israel)	15,601	184,476
Mizuho Financial Group, Inc. (Japan)	1,373,500	2,569,272
Musashino Bank Ltd. (The) (Japan)	3,000	108,382
Nanto Bank Ltd. (The) (Japan)	14,000	44,257
National Australia Bank Ltd. (Australia)	54,136	1,145,679
National Bank Holdings Corp.	4,179	85,795
National Bank of Canada (Canada)	12,900	411,795
Nedbank Group Ltd. (South Africa)	5,743	91,202
Nishi-Nippon City Bank Ltd. (The) (Japan)	62,000	170,364
North Pacific Bank Ltd. (Japan)	60,900	241,433
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	126,079
Oita Bank Ltd. (The) (Japan)	14,000	58,216
Old National Bancorp	7,707	107,359
OTP Bank PLC (Hungary)	9,185	177,304
Oversea-Chinese Banking Corp. Ltd. (Singapore)	93,205	577,151
PacWest Bancorp	2,871	122,908
People’s United Financial, Inc.	8,854	139,273
Pinnacle Financial Partners, Inc.	979	48,372
PNC Financial Services Group, Inc. (The)	15,053	1,342,728
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	34,285	265,848
Prosperity Bancshares, Inc.	3,210	157,643
Public Bank Bhd (Malaysia)	27,700	110,452
Qatar International Islamic Bank (Qatar)	1,587	32,624
Qatar Islamic Bank SAQ (Qatar)	1,766	55,524
Qatar National Bank SAQ (Qatar)	5,463	281,575
Resona Holdings, Inc. (Japan)	114,200	581,877
RHB Capital Bhd (Malaysia)	38,900	52,721
Rizal Commercial Banking Corp. (Philippines)	33,500	21,538
Royal Bank of Canada (Canada)	38,300	2,117,765
San-In Godo Bank Ltd. (The) (Japan)	17,000	166,408
Security Bank Corp. (Philippines)	9,110	26,777
Sekerbank TAS (Turkey)*	39,098	17,974
Senshu Ikeda Holdings, Inc. (Japan)	18,000	78,137
Seven Bank Ltd. (Japan)	12,800	55,399
Shengjing Bank Co. Ltd. (China)(g)	89,500	126,608
Shiga Bank Ltd. (The) (Japan)	17,000	86,315
Shinsei Bank Ltd. (Japan)	59,000	121,283
Shizuoka Bank Ltd. (The) (Japan)	24,000	240,860
Signature Bank*	864	118,852
SinoPac Financial Holdings Co. Ltd. (Taiwan)	686,419	217,587
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	116,675	32,372
Spar Nord Bank A/S (Denmark)	35,961	410,187
Sparebank 1 Nord Norge (Norway)	80,443	342,061
SpareBank 1 SMN (Norway)	11,692	74,196
SpareBank 1 SR Bank ASA (Norway)	17,745	88,429
St Galler Kantonalbank AG (Switzerland)	277	101,253
Standard Bank Group Ltd. (South Africa)	31,076	303,432
Sterling Bancorp	5,814	86,454
Suruga Bank Ltd. (Japan)	5,100	94,898
Svenska Handelsbanken AB (Sweden) (Class A Stock)	38,676	554,802

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Swedbank AB (Sweden) (Class A Stock)	26,486	$585,879
Sydbank A/S (Denmark)	6,375	242,644
Ta Chong Bank Ltd. (Taiwan)*	109,520	44,156
Taichung Commercial Bank Co. Ltd. (Taiwan)	199,161	56,409
Taishin Financial Holding Co. Ltd. (Taiwan)	632,000	224,610
Taiwan Business Bank (Taiwan)*	532,065	132,238
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	643,875	266,499
TCF Financial Corp.	5,681	86,124
Thanachart Capital PCL (Thailand)	46,000	40,240
Tisco Financial Group PCL (Thailand)	25,300	24,920
TMB Bank PCL (Thailand)	884,900	59,001
Tochigi Bank Ltd. (The) (Japan)	9,000	49,437
Toho Bank Ltd. (The) (Japan)	20,000	74,059
Tokyo TY Financial Group, Inc. (Japan)	2,000	62,515
TOMONY Holdings, Inc. (Japan)	13,900	54,374
Toronto-Dominion Bank (The) (Canada)	53,100	2,092,964
Trustmark Corp.	5,797	134,316
Turkiye Garanti Bankasi A/S (Turkey)	71,904	167,334
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	46,842	21,849
U.S. Bancorp	37,292	1,529,345
UMB Financial Corp.	1,581	80,331
Umpqua Holdings Corp.	10,094	164,532
Union Bank of Philippines, Inc. (Philippines)	13,464	14,675
Union Bank of Taiwan (Taiwan)	219,437	61,747
United Bankshares, Inc.	2,594	98,546
United Overseas Bank Ltd. (Singapore)	52,400	684,193
Valiant Holding AG (Switzerland)	2,927	338,432
Valley National Bancorp	4,717	46,415
VTB Bank OJSC (Russia), GDR	90,075	182,150
Wells Fargo & Co.	114,099	5,858,984
Westpac Banking Corp. (Australia)	62,984	1,323,102
Wintrust Financial Corp.	2,425	129,568
Yamaguchi Financial Group, Inc. (Japan)	18,000	220,644
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	67,865

		72,655,259

Beverages — 0.5%
AMBEV SA (Brazil), ADR	28,100	137,690
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	3,528	24,905
Anheuser-Busch InBev NV (Belgium)	13,639	1,450,591
Anhui Gujing Distillery Co. Ltd. (China)	2,200	5,837
Arca Continental SAB de CV (Mexico)	4,900	27,594
Asahi Group Holdings Ltd. (Japan)	10,700	347,143
Britvic PLC (United Kingdom)	7,558	77,673
Brown-Forman Corp. (Class B Stock)	1,575	152,617
Capevin Holdings Ltd. (South Africa)	11,630	8,090
Carabao (Thailand)*	3,900	4,164
Carlsberg A/S (Denmark) (Class B Stock)	4,465	343,097
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,600	4,353
Cia Cervecerias Unidas SA (Chile)	2,631	29,012
Cia Cervecerias Unidas SA (Chile), ADR	65	1,440
Coca-Cola Amatil Ltd. (Australia)	11,539	73,152
Coca-Cola Co. (The)	56,688	2,274,323
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	45,238
Coca-Cola Enterprises, Inc.	4,570	220,959
Coca-Cola Femsa SAB de CV (Mexico), ADR	640	44,403

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	21,400	$148,794
Coca-Cola Icecek A/S (Turkey)	874	10,003
Coca-Cola West Co. Ltd. (Japan)	5,600	109,172
Constellation Brands, Inc. (Class A Stock)	2,995	375,004
Cott Corp. (Canada)	4,700	50,786
Davide Campari-Milano SpA (Italy)	6,769	53,913
Diageo PLC (United Kingdom)	32,499	873,145
Distell Group Ltd. (South Africa)	854	10,756
Dr. Pepper Snapple Group, Inc.	3,696	292,169
Emperador, Inc. (Philippines)	40,000	5,982
Fomento Economico Mexicano SAB de CV (Mexico), ADR	5,230	466,778
Fraser & Neave Holdings Bhd (Malaysia)	1,600	6,662
Guinness Anchor Bhd (Malaysia)	1,700	5,326
Heineken Holding NV (Netherlands)	1,407	100,314
Heineken NV (Netherlands)	1,558	126,150
Hey Song Corp. (Taiwan)	50,000	47,663
Hite Jinro Co. Ltd. (South Korea)	3,885	74,829
Ito En Ltd. (Japan)	3,400	71,142
Kirin Holdings Co. Ltd. (Japan)	23,300	305,620
Molson Coors Brewing Co. (Class B Stock)	5,255	436,270
Monster Beverage Corp.*	994	134,329
Organizacion Cultiba SAB de CV (Mexico)	4,300	5,199
PepsiCo, Inc.	20,042	1,889,961
Pernod Ricard SA (France)	6,517	658,014
Remy Cointreau SA (France)	1,117	73,407
SABMiller PLC (United Kingdom)	15,853	897,718
Sapporo Holdings Ltd. (Japan)	19,000	74,155
Suntory Beverage & Food Ltd. (Japan)	2,800	107,573
Takara Holdings, Inc. (Japan)	7,000	42,077
Thai Beverage PCL (Thailand)	183,000	88,234
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	81,000	21,550
Treasury Wine Estates Ltd. (Australia)	22,125	102,521
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	35,188
Vina Concha y Toro SA (Chile)	11,049	18,316
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	5,100	15,710

		13,006,711

Biotechnology — 0.2%
3SBio, Inc. (China)*	6,000	6,144
Adocia (France)*	3,636	312,940
Amgen, Inc.	11,394	1,576,018
Bavarian Nordic A/S (Denmark)*	5,354	212,795
Baxalta, Inc.	8,488	267,457
Bioton SA (Poland)*	4,156	10,946
China Biologic Products, Inc. (China)*	200	17,964
CSL Ltd. (Australia)	5,029	316,492
Gilead Sciences, Inc.	25,912	2,544,299
Grifols SA (Spain)	2,687	111,097
Medigen Biotechnology Corp. (Taiwan)*	3,000	8,878
Myriad Genetics, Inc.*(a)	1,523	57,082
OBI Pharma, Inc. (Taiwan)*	1,000	11,624
PharmaEngine, Inc. (Taiwan)	2,000	12,901
Shanghai Haohai Biological Technology Co. Ltd. (China)*	1,300	7,582
Sinovac Biotech Ltd. (China)*	1,500	7,620
Sirtex Medical Ltd. (Australia)	594	13,726

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*(a)	983	$129,009

		5,624,574

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	2,000	40,014
Asahi Glass Co. Ltd. (Japan)	65,000	379,816
Assa Abloy AB (Sweden) (Class B Stock)	18,078	324,243
Bolina Holding Co. Ltd. (China)	6,000	1,742
Central Glass Co. Ltd. (Japan)	21,000	91,779
China Fangda Group Co. Ltd. (China)	4,200	2,584
Dynasty Ceramic PCL (Thailand)	27,500	2,803
Geberit AG (Switzerland)	642	196,398
LIXIL Group Corp. (Japan)	10,300	209,628
National Central Cooling Co. (United Arab Emirates)	237,457	77,210
Nichiha Corp. (Japan)	2,900	40,076
Noritz Corp. (Japan)	3,500	52,623
Sankyo Tateyama, Inc. (Japan)	1,700	26,394
Sanwa Holdings Corp. (Japan)	10,000	68,839
Schweiter Technologies AG (Switzerland)	575	463,816
Simpson Manufacturing Co., Inc.	1,404	47,020
Sunspring Metal Corp. (Taiwan)	3,000	3,723
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	3,000	4,437
Taiwan Glass Industrial Corp. (Taiwan)*	99,000	36,162
TOTO Ltd. (Japan)	4,000	124,655
Trakya Cam Sanayii A/S (Turkey)	5,792	3,600
Villeroy & Boch AG (Germany)	4,101	56,746
Wienerberger AG (Austria)	5,798	102,165
Xxentria Technology Materials Corp. (Taiwan)	3,251	8,450
Yuanda China Holdings Ltd. (China)	318,000	15,052
Zehnder Group AG (Switzerland)	5,164	169,820

		2,549,795

Capital Markets — 0.3%
Administradora de Fondos de Pensiones Habitat SA (Chile)	9,376	10,953
Alaris Royalty Corp. (Canada)	1,100	22,223
Aurelius AG (Germany)	6,188	288,186
Banca Generali SpA (Italy)	1,231	34,726
Bank of New York Mellon Corp. (The)	30,753	1,203,980
Brait SE (South Africa)*	3,811	38,720
Bure Equity AB (Sweden)	59,397	310,221
Capital Securities Corp. (Taiwan)	231,000	63,188
Central China Securities Co. Ltd. (China)	88,000	45,618
CETIP SA - Mercados Organizados (Brazil)	1,400	11,615
China Bills Finance Corp. (Taiwan)	97,000	32,838
China Financial International Investments Ltd. (Hong Kong)*	50,000	5,845
CI Financial Corp. (Canada)	6,600	149,854
Close Brothers Group PLC (United Kingdom)	22,472	508,289
Coronation Fund Managers Ltd. (South Africa)	969	4,573
Corp. Actinver SAB de CV (Mexico)*	4,800	4,316
Country Group Development PCL (Thailand)*	185,400	6,334
DeA Capital SpA (Italy)	149,067	231,351
Dubai Investments PJSC (United Arab Emirates)	176,483	114,652

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
GF Securities Co. Ltd. (China)*	213,200	$388,750
GIMV NV (Belgium)	3,822	174,271
GP Investments Ltd. (Brazil), BDR*	4,400	7,214
Grupo BTG Pactual (Brazil), UTS	4,200	27,862
Grupo Financiero Interacciones SA de CV (Mexico)	2,200	12,545
Guoco Group Ltd. (Hong Kong)	6,000	69,025
Haitong International Securities Group Ltd. (Hong Kong)	120,000	59,795
Huatai Securities Co. Ltd. (China)*	138,200	275,749
IGM Financial, Inc. (Canada)	2,600	65,969
Interactive Brokers Group, Inc. (Class A Stock)	2,920	115,252
Investec Ltd. (South Africa)	13,492	103,262
Jafco Co. Ltd. (Japan)	2,200	86,933
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	161,833	35,561
Kyokuto Securities Co. Ltd. (Japan)	19,900	266,745
LPL Financial Holdings, Inc.(a)	1,473	58,581
Man Strategic Holdings PLC (United Kingdom)	94,901	220,288
Marusan Securities Co. Ltd. (Japan)	25,900	263,090
Masterlink Securities Corp. (Taiwan)	95,514	25,364
Mediobanca SpA (Italy)	29,509	290,333
Northern Trust Corp.	3,416	232,835
Okasan Securities Group, Inc. (Japan)	13,000	78,476
OSK Holdings Bhd (Malaysia)	66,600	26,109
Partners Group Holding AG (Switzerland)	298	101,004
Peregrine Holdings Ltd. (South Africa)	1,602	3,345
President Securities Corp. (Taiwan)	74,000	28,316
SEI Investments Co.	2,700	130,221
SVG Capital PLC (United Kingdom)*	8,894	62,886
Tokai Tokyo Financial Holdings, Inc. (Japan)	10,900	64,919
Vontobel Holding AG (Switzerland)	6,164	312,342
Waterland Financial Holdings Co. Ltd. (Taiwan)	236,177	57,809
Zeder Investments Ltd. (South Africa)	18,931	9,500

		6,741,833

Chemicals — 0.5%
Achem Technology Corp. (Taiwan)	23,000	8,845
ADEKA Corp. (Japan)	8,100	103,502
Aeci Ltd. (South Africa)	3,353	22,237
African Oxygen Ltd. (South Africa)	6,435	6,988
Air Liquide SA (France)	5,521	654,530
Air Products & Chemicals, Inc.	2,157	275,190
Air Water, Inc. (Japan)	5,000	75,104
Airgas, Inc.	1,308	116,844
Alpek SAB de CV (Mexico)	8,100	10,417
American Vanguard Corp.	1,159	13,398
Asahi Kasei Corp. (Japan)	41,000	289,109
Asia Polymer Corp. (Taiwan)	15,750	8,432
Axalta Coating Systems Ltd.*	3,460	87,676
Batu Kawan Bhd (Malaysia)	15,200	58,023
Calgon Carbon Corp.	1,719	26,782
Chemours Co. (The)	7,365	47,652
China BlueChemical Ltd. (China) (Class H Stock)	210,000	56,386
China General Plastics Corp. (Taiwan)	19,000	7,344
China Petrochemical Development Corp. (Taiwan)*	314,000	82,751
China Steel Chemical Corp. (Taiwan)	3,000	9,257

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
China Synthetic Rubber Corp. (Taiwan)	42,250	$30,818
China Zenith Chemical Group Ltd. (Hong Kong)*	150,000	14,382
Chr. Hansen Holding A/S (Denmark)	2,325	130,043
Chugoku Marine Paints Ltd. (Japan)	8,000	50,644
Ciech SA (Poland)*	428	8,180
Croda International PLC (United Kingdom)	2,780	114,073
D&L Industries, Inc. (Philippines)	27,000	5,782
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	16,000	68,280
DuluxGroup Ltd. (Australia)	18,009	68,038
E.I. du Pont de Nemours & Co.	13,830	666,606
Eastern Polymer Group PCL (Thailand)	12,100	2,786
Ecolab, Inc.	2,794	306,558
Eternal Materials Co. Ltd. (Taiwan)	32,990	29,113
Everlight Chemical Industrial Corp. (Taiwan)	17,000	8,572
Formosa Chemicals & Fibre Corp. (Taiwan)	119,890	244,323
Formosa Plastics Corp. (Taiwan)	156,600	331,215
Formosan Rubber Group, Inc. (Taiwan)	40,000	21,829
Fujimi, Inc. (Japan)	4,000	54,106
Fujimori Kogyo Co. Ltd. (Japan)	1,600	39,332
Givaudan SA (Switzerland)*	119	193,632
Grand Pacific Petrochemical (Taiwan)	56,000	25,651
Green Seal Holding Ltd. (Taiwan)	3,000	10,421
Gubre Fabrikalari TAS (Turkey)	1,774	3,721
Hitachi Chemical Co. Ltd. (Japan)	4,500	62,088
Ho Tung Chemical Corp. (Taiwan)*	99,900	21,543
International Flavors & Fragrances, Inc.	1,279	132,070
K+S AG (Germany)	5,610	188,236
Kaneka Corp. (Japan)	15,000	110,462
Kansai Paint Co. Ltd. (Japan)	6,000	81,603
Kolon Industries, Inc. (South Korea)	2,097	111,045
Koninklijke DSM NV (Netherlands)	6,696	309,033
Koninklijke Ten Cate NV (Netherlands)	2,282	61,938
Kuraray Co. Ltd. (Japan)	11,700	145,818
Kureha Corp. (Japan)	17,000	61,184
LCY Chemical Corp. (Taiwan)*	31,000	21,700
Lenzing AG (Austria)	1,080	81,091
Linde AG (Germany)	3,964	643,854
Lintec Corp. (Japan)	2,100	44,191
Monsanto Co.(a)	7,305	623,409
Nan Ya Plastics Corp. (Taiwan)	190,000	322,437
Nantex Industry Co. Ltd. (Taiwan)	9,792	8,059
Nippon Kayaku Co. Ltd. (Japan)	6,000	62,470
Nippon Paint Holdings Co. Ltd. (Japan)	3,100	54,218
Nippon Shokubai Co. Ltd. (Japan)	1,200	81,605
Nitto Denko Corp. (Japan)	3,700	221,603
NOF Corp. (Japan)	11,000	75,452
Novozymes A/S (Denmark) (Class B Stock)	3,286	143,408
Nufarm Ltd. (Australia)	8,936	51,330
Nuplex Industries Ltd. (New Zealand)	129,274	322,115
Ocean Plastics Co. Ltd. (Taiwan)*	6,000	5,501
OCI NV (Netherlands)*	1,555	39,889
Omnia Holdings Ltd. (South Africa)	1,214	13,061
Oriental Union Chemical Corp. (Taiwan)	21,000	14,739
Petkim Petrokimya Holding A/S (Turkey)*	189	250
Phosagro OAO (Russia), GDR, RegS	1,003	13,853
Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	308,318
Praxair, Inc.	3,147	320,553

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Rotam Global Agrosciences Ltd. (Hong Kong)	6,360	$5,665
San Fang Chemical Industry Co. Ltd. (Taiwan)	9,000	12,883
Scientex Bhd (Malaysia)	3,800	6,148
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	68,240
Sensient Technologies Corp.	2,659	162,997
Sesoda Corp. (Taiwan)	7,812	7,543
Sherwin-Williams Co. (The)	691	153,941
Shikoku Chemicals Corp. (Japan)	11,000	92,768
Shin-Etsu Chemical Co. Ltd. (Japan)	8,900	456,428
Shinkong Synthetic Fibers Corp. (Taiwan)	178,000	46,884
Showa Denko KK (Japan)	227,000	249,137
Sigma-Aldrich Corp.	1,026	142,532
Sinon Corp. (Taiwan)	21,000	8,710
Soda Sanayii A/S (Turkey)	3,653	5,795
Solar Applied Materials Technology Co. (Taiwan)	21,000	12,059
Soulbrain Co. Ltd. (South Korea)	1,333	48,480
Stella Chemifa Corp. (Japan)	2,100	20,411
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	73,480
Symrise AG (Germany)	1,994	120,146
Syngenta AG (Switzerland)	1,678	537,649
Synthos SA (Poland)	8,974	8,935
Taiwan Fertilizer Co. Ltd. (Taiwan)	39,000	48,718
Taiwan Styrene Monomer (Taiwan)*	16,000	6,573
Tenma Corp. (Japan)	16,000	262,780
Tikkurila OYJ (Finland)	5,316	88,346
Toagosei Co. Ltd. (Japan)	9,000	65,396
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,900	76,877
Toray Industries, Inc. (Japan)	50,000	432,262
Toyo Ink SC Holdings Co. Ltd. (Japan)	19,000	69,561
Toyobo Co. Ltd. (Japan)	37,000	50,246
TSRC Corp. (Taiwan)	31,150	18,840
UPC Technology Corp. (Taiwan)	73,000	20,469
Uralkali PJSC (Russia), GDR, RegS*	7,476	111,469
USI Corp. (Taiwan)	59,000	24,317
Valspar Corp. (The)	1,091	78,421
Yara International ASA (Norway)	4,865	194,078
Yingde Gases Group Co. Ltd. (China)	82,000	33,928
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	21,554
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,000	5,795

		12,997,159

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	2,545	69,504
Aeon Delight Co. Ltd. (Japan)	100	2,888
Babcock International Group PLC (United Kingdom)	9,026	124,867
Berendsen PLC (United Kingdom)	664	10,098
Bilfinger SE (Germany)	2,297	85,176
Blue Label Telecoms Ltd. (South Africa)	16,167	11,533
Brady Corp. (Class A Stock)	2,528	49,700
Brambles Ltd. (Australia)	20,165	138,523
Cabcharge Australia Ltd. (Australia)	10,040	21,177
Cintas Corp.	1,925	165,069
Clean Harbors, Inc.*	1,697	74,617
Cleanaway Co. Ltd. (Taiwan)	2,000	8,946
Copart, Inc.*	2,663	87,613

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Covanta Holding Corp.	3,339	$58,266
Dai Nippon Printing Co. Ltd. (Japan)	19,000	183,585
Daiseki Co. Ltd. (Japan)	1,300	22,185
Derichebourg SA (France)*	104,368	300,206
Dongjiang Environmental Co. Ltd. (China)	1,800	2,802
Downer EDI Ltd. (Australia)	112,577	266,188
Duskin Co. Ltd. (Japan)	8,100	146,689
Essendant, Inc.	2,283	74,038
G4S PLC (United Kingdom)	34,101	119,211
Healthcare Services Group, Inc.	710	23,927
Intrum Justitia AB (Sweden)	2,748	95,059
Itoki Corp. (Japan)	2,400	15,272
Kaba Holding AG (Switzerland) (Class B Stock)*	137	84,143
KAR Auction Services, Inc.	3,055	108,453
KD Holding Corp. (Taiwan)	1,000	4,787
Kokuyo Co. Ltd. (Japan)	50,200	533,050
Lassila & Tikanoja OYJ (Finland)	4,596	92,287
Loomis AB (Sweden) (Class B Stock)	1,288	33,759
Matsuda Sangyo Co. Ltd. (Japan)	3,200	34,471
Mitie Group PLC (United Kingdom)	16,818	77,695
MiX Telematics Ltd. (South Africa), ADR	2,200	11,638
Moshi Moshi Hotline, Inc. (Japan)	6,400	66,124
Nippon Kanzai Co. Ltd. (Japan)	13,600	205,053
Nissha Printing Co. Ltd. (Japan)	2,900	55,440
Okamura Corp. (Japan)	18,700	168,772
Park24 Co. Ltd. (Japan)	2,600	48,796
Pilot Corp. (Japan)	1,000	41,385
Progressive Waste Solutions Ltd. (Canada)	3,200	84,622
Recall Holdings Ltd. (Australia)	8,345	43,079
Regus PLC (United Kingdom)	90,567	421,358
Republic Services, Inc.	7,830	322,596
S-1 Corp. (South Korea)	1,202	94,615
Sato Holdings Corp. (Japan)	2,700	50,319
Secom Co. Ltd. (Japan)	4,600	276,647
Securitas AB (Sweden) (Class B Stock)	11,038	134,996
Shanghai Youngsun Investment Co. Ltd. (China)	3,900	7,539
Societe BIC SA (France)	996	154,769
Sohgo Security Services Co. Ltd. (Japan)	2,500	114,170
Stericycle, Inc.*(a)	1,008	140,424
Taiwan Secom Co. Ltd. (Taiwan)	5,135	14,452
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	11,150	13,220
Team, Inc.*	355	11,403
Toppan Forms Co. Ltd. (Japan)	12,500	148,502
Toppan Printing Co. Ltd. (Japan)	26,000	209,443
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	54,103
Tyco International PLC	7,521	251,653
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	500	5,800
Waste Connections, Inc.	3,536	171,779
Waste Management, Inc.	6,065	302,098
YC Co. Ltd. (Taiwan)*	31,476	11,905
Yestar International Holdings Co. Ltd. (China)	10,000	3,974

		6,766,458

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	38,000	$17,893
ADTRAN, Inc.	2,532	36,967
Advanced Ceramic X Corp. (Taiwan)	1,000	6,325
Alpha Networks, Inc. (Taiwan)*	28,000	10,987
Arista Networks, Inc.*	827	50,604
China All Access Holdings Ltd. (Hong Kong)	52,000	16,553
Cisco Systems, Inc.	123,384	3,238,830
CommScope Holding Co., Inc.*	2,427	72,883
Comtech Telecommunications Corp.	1,029	21,208
Denki Kogyo Co. Ltd. (Japan)	9,000	40,690
D-Link Corp. (Taiwan)*	80,905	24,204
Eastern Communications Co. Ltd. (China)	5,400	3,456
EchoStar Corp. (Class A Stock)*	1,426	61,361
Harris Corp.	1,856	135,766
Hitron Technology, Inc. (Taiwan)	15,000	5,931
InterDigital, Inc.	866	43,820
MOBI Development Co. Ltd. (China)	46,000	7,172
Motorola Solutions, Inc.	3,642	249,040
Nokia OYJ (Finland)	67,239	459,769
Pace PLC (United Kingdom)	15,032	81,976
QUALCOMM, Inc.	36,221	1,946,154
Senao Networks, Inc. (Taiwan)	1,000	6,544
Sercomm Corp. (Taiwan)	7,000	17,208
Shanghai Potevio Co. Ltd. (China)*	13,700	15,413
SIM Technology Group Ltd. (Hong Kong)*	170,000	8,614
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	87,325	856,626
Trigiant Group Ltd. (China)	54,000	10,300
Unizyx Holding Corp. (Taiwan)	19,000	6,973
VTech Holdings Ltd. (Hong Kong)	8,000	94,979
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China)	12,500	13,257
Zinwell Corp. (Taiwan)	13,000	14,465
ZTE Corp. (China) (Class H Stock)	19,600	44,831

		7,620,799

Construction & Engineering — 0.3%
Acs Actividades de Construccion y Servicios SA (Spain)	4,091	117,707
Adhi Karya Persero Tbk PT (Indonesia)	7,600	1,171
Arabtec Holding Co. PJSC (United Arab Emirates)*	189,440	95,797
Arcadis NV (Netherlands)	2,270	53,481
Aveng Ltd. (South Africa)*	26,505	6,877
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	20,751
BES Engineering Corp. (Taiwan)	153,000	37,127
Bouygues SA (France)	6,608	234,512
Budimex SA (Poland)	156	8,219
Burkhalter Holding AG (Switzerland)	445	45,751
Chien Kuo Construction Co. Ltd. (Taiwan)	91,000	27,184
China U-Ton Holdings Ltd. (China)	10,000	1,874
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	18,375	9,113
Cie d’Entreprises CFE (Belgium)	3,027	384,133
COMSYS Holdings Corp. (Japan)	34,300	409,115
Consolidated Infrastructure Group Ltd. (South Africa)*	2,777	6,623
Continental Holdings Corp. (Taiwan)*	111,300	31,424
CTCI Corp. (Taiwan)	19,000	22,771
CW Group Holdings Ltd. (Singapore)	213,500	94,745

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
DA CIN Construction Co. Ltd. (Taiwan)	2,000	$851
Ferrovial SA (Spain)	7,956	190,310
Galliford Try PLC (United Kingdom)	19,907	478,596
Grana y Montero SAA (Peru)	18,828	15,145
Group Five Ltd. (South Africa)	5,076	6,886
Hazama Ando Corp. (Japan)	9,200	58,849
IJM Corp. Bhd (Malaysia)	78,900	57,794
Interserve PLC (United Kingdom)	10,049	87,671
JGC Corp. (Japan)	9,000	119,405
Kajima Corp. (Japan)	25,000	132,672
Kandenko Co. Ltd. (Japan)	10,000	64,629
Keller Group PLC (United Kingdom)	23,626	309,017
Kinden Corp. (Japan)	38,000	481,963
Koninklijke BAM Groep NV (Netherlands)*	75,016	350,918
Kumagai Gumi Co. Ltd. (Japan)	21,000	65,684
Kyowa Exeo Corp. (Japan)	6,900	66,726
Maeda Corp. (Japan)	6,000	43,791
Maeda Road Construction Co. Ltd. (Japan)	9,000	157,957
Metallurgical Corp. of China Ltd. (China) (Class H Stock)(g)	148,000	49,852
Mirait Holdings Corp. (Japan)	37,000	335,570
Monadelphous Group Ltd. (Australia)	3,803	16,513
Murray & Roberts Holdings Ltd. (South Africa)	14,663	12,379
Nippo Corp. (Japan)	3,000	51,130
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	53,844
Nippon Road Co. Ltd. (The) (Japan)	7,000	35,016
Obayashi Corp. (Japan)	29,000	247,433
Pembangunan Perumahan Persero PT Tbk (Indonesia)	12,700	3,013
Penta-Ocean Construction Co. Ltd. (Japan)	14,500	68,063
PER Aarsleff A/S (Denmark)	1,180	405,023
Porr AG (Austria)	3,978	102,236
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	2,700	29,580
Raito Kogyo Co. Ltd. (Japan)	3,800	35,982
Raubex Group Ltd. (South Africa)	6,508	8,213
Rich Development Co. Ltd. (Taiwan)	52,000	15,256
Salini Impregilo SpA (Italy)	12,346	46,971
Shimizu Corp. (Japan)	22,000	188,896
SHO-BOND Holdings Co. Ltd. (Japan)	700	26,746
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	145,500	127,093
Skanska AB (Sweden) (Class B Stock)	8,560	168,056
SNC-Lavalin Group, Inc. (Canada)	4,200	119,532
Strabag SE (Austria)	2,500	56,261
Sumitomo Densetsu Co. Ltd. (Japan)	11,400	138,268
Taikisha Ltd. (Japan)	2,000	45,270
Taisei Corp. (Japan)	30,000	195,573
Tekfen Holding A/S (Turkey)	5,770	7,980
TOA ROAD Corp. (Japan)	10,000	35,434
Toda Corp. (Japan)	15,000	66,451
Totetsu Kogyo Co. Ltd. (Japan)	1,700	36,415
United Engineers Ltd. (Singapore)	124,000	167,805
United Integrated Services Co. Ltd. (Taiwan)	8,000	8,654
Vinci SA (France)	11,370	723,007
Waskita Karya Persero Tbk PT (Indonesia)	15,700	1,666
WCT Holdings Bhd (Malaysia)	48,177	15,058
Wijaya Karya Persero Tbk PT (Indonesia)	7,000	1,241
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,225	9,816

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
WSP Global, Inc. (Canada)	3,000	$101,251
Yahagi Construction Co. Ltd. (Japan)	4,100	36,768
Yokogawa Bridge Holdings Corp. (Japan)	4,000	33,778

		8,124,332

Construction Materials — 0.1%
Akcansa Cimento A/S (Turkey)	574	2,674
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	42,000	124,173
Asia Cement China Holdings Corp. (China)	37,500	10,398
Asia Cement Corp. (Taiwan)	137,000	134,383
Buzzi Unicem SpA (Italy)	9,002	150,477
Cementos Argos SA (Colombia)	7,044	21,535
Cementos Argos SA (Colombia)	2,553	7,441
Cementos Pacasmayo SAA (Peru)	17,207	20,495
Chia Hsin Cement Corp. (Taiwan)	20,000	6,110
China Resources Cement Holdings Ltd. (Hong Kong)	104,000	47,608
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	458	2,247
CRH PLC (Ireland)	27,903	736,590
Dongpeng Holdings Co. Ltd. (China)	26,000	8,760
Eternit SA (Brazil)	6,800	2,967
Goldsun Development & Construction Co. Ltd. (Taiwan)	146,000	38,249
Huaxin Cement Co. Ltd. (China)	11,300	6,916
Imerys SA (France)	913	58,654
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	20,100	22,633
Italcementi SpA (Italy)	5,480	60,827
Lafarge Malaysia Bhd (Malaysia)	5,000	10,237
Lafarge Republic, Inc. (Philippines)	17,800	3,907
Magnesita Refratarios SA (Brazil)*	9,600	6,804
Nuh Cimento Sanayi A/S (Turkey)	1,497	4,636
PPC Ltd. (South Africa)	1,533	1,894
Qatar National Cement Co.QSC (Qatar)	337	9,728
Rhi AG (Austria)	921	18,625
Siam Cement PCL (The) (Thailand)	7,200	92,529
Siam City Cement PCL (Thailand)	1,300	12,178
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	60,367
Taiheiyo Cement Corp. (Japan)	40,000	119,855
Union Andina de Cementos SAA (Peru)	22,720	13,144
Universal Cement Corp. (Taiwan)	31,131	19,506

		1,836,547

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	3,200	63,315
American Express Co.	13,435	995,937
Cash America International, Inc.	2,241	62,681
Cembra Money Bank AG (Switzerland)*	1,271	75,164
Credit China Holdings Ltd. (China)	28,000	7,243
Credit Saison Co. Ltd. (Japan)	7,300	132,620
Credito Real SAB de CV (Mexico)	8,100	15,826
Discover Financial Services	10,456	543,607
Encore Capital Group, Inc.*	860	31,820
Enova International, Inc.*	1,788	18,273
First Cash Financial Services, Inc.*	1,206	48,312
Gentera SAB de CV (Mexico)	20,600	33,657
Green Dot Corp. (Class A Stock)*	907	15,963
Group Lease PCL (Thailand)	9,400	3,807
KRUK SA (Poland)	331	15,191

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
LendingClub Corp.*	3,323	$43,963
Navient Corp.	15,063	169,308
Nelnet, Inc. (Class A Stock)	1,524	52,746
PRA Group, Inc.*(a)	1,390	73,559
Samsung Card Co. Ltd. (South Korea)	1,852	56,711
SLM Corp.*	21,207	156,932
Taiwan Acceptance Corp. (Taiwan)	3,000	6,749

		2,623,384

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	126,227
AMVIG Holdings Ltd. (Hong Kong)	32,000	13,330
AptarGroup, Inc.	1,229	81,065
Ball Corp.	2,215	137,773
Beijing Enterprises Clean Energy Group Ltd. (China)*	20,000	2,498
Bemis Co., Inc.	3,003	118,829
BillerudKorsnas AB (Sweden)	27,335	393,576
CCL Industries, Inc. (Canada) (Class B Stock)	1,000	140,375
Cheng Loong Corp. (Taiwan)	103,000	35,397
CPMC Holdings Ltd. (China)	23,000	12,372
DS Smith PLC (United Kingdom)	87,773	524,341
Fuji Seal International, Inc. (Japan)	1,500	43,283
Great China Metal Industry (Taiwan)	14,000	11,959
Greatview Aseptic Packaging Co. Ltd. (China)	39,000	18,210
Huajun Holdings Ltd. (Hong Kong)	28,000	4,263
Huhtamaki OYJ (Finland)	3,030	92,594
Kian Joo Can Factory Bhd (Malaysia)*	16,800	11,848
Klabin SA (Brazil)	3,000	16,633
Mayr Melnhof Karton AG (Austria)	769	88,764
Mpact Ltd. (South Africa)	3,307	11,478
Nampak Ltd. (South Africa)	7,698	14,315
Orora Ltd. (Australia)	24,924	40,677
Packaging Corp. of America	2,460	147,994
Papeles y Cartones de Europa SA (Spain)	11,961	57,484
Rengo Co. Ltd. (Japan)	89,000	344,012
Rexam PLC (United Kingdom)	19,567	155,355
Sheen Tai (China)*	40,000	5,316
Silgan Holdings, Inc.	1,608	83,680
Sonoco Products Co.	3,038	114,654
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	13,000	18,689
Vitro SAB de CV (Mexico)	1,400	3,187
WestRock Co.	4,033	207,458

		3,077,636

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	20,400	301,780
China Animation Characters Co. Ltd. (Hong Kong)*	4,000	3,032
Dah Chong Hong Holdings Ltd. (China)	75,000	30,194
D’ieteren SA/NV (Belgium)	7,666	296,165
Genuine Parts Co.	2,917	241,790
Happinet Corp. (Japan)	17,400	169,229
Inchcape PLC (United Kingdom)	38,481	419,314
Inter Cars SA (Poland)	404	25,196
John Menzies PLC (United Kingdom)	39,779	249,759
LKQ Corp.*	7,539	213,806

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Paltac Corp. (Japan)	3,900	$70,497
Pool Corp.	996	72,011
Test-Rite International Co. Ltd. (Taiwan)	18,000	10,979
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	51,000	40,322

		2,144,074

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	14,289	12,721
Benesse Holdings, Inc. (Japan)	3,700	98,923
China Distance Education Holdings Ltd. (China), ADR	400	5,112
China Maple Leaf Educational Systems Ltd. (China)	22,000	6,122
Curro Holdings Ltd. (South Africa)*	3,637	9,500
DeVry Education Group, Inc.	2,834	77,113
Estacio Participacoes SA (Brazil)	6,600	23,207
Fu Shou Yuan International Group Ltd. (China)	19,000	11,962
Graham Holdings Co. (Class B Stock)	113	65,201
Grand Canyon Education, Inc.*	1,557	59,150
H&R Block, Inc.	4,706	170,357
Houghton Mifflin Harcourt Co.*	4,247	86,257
Invocare Ltd. (Australia)	4,714	36,085
Kroton Educacional SA (Brazil)	28,416	55,621
Lung Yen Life Service Corp. (Taiwan)	6,000	11,406
Meiko Network Japan Co. Ltd. (Japan)	31,800	347,408
Navitas Ltd. (Australia)	9,258	26,002
New Oriental Education & Technology Group, Inc. (China), ADR	4,300	86,903
Regis Corp.*	2,702	35,396
Ser Educacional SA (Brazil)(g)	1,500	3,216
Service Corp. International	5,205	141,056
Somos Educacao SA (Brazil)	1,200	3,956
TAL Education Group (China), ADR*	1,500	48,225
Xueda Education Group (China), ADR	1,000	5,160

		1,426,059

Diversified Financial Services — 0.5%
Adbee Rf Ltd. (South Africa)*	507	1,276
African Bank Investments Ltd. (South Africa)*	34,595	—
Alexander Forbes Group Holdings Ltd. (South Africa)	17,147	9,465
ASX Ltd. (Australia)	3,473	92,721
Ayala Corp. (Philippines)	4,890	80,297
Banca IFIS SpA (Italy)	5,059	117,656
Banque Nationale de Belgique (Belgium)	29	103,474
Berkshire Hathaway, Inc. (Class B Stock)*	46,607	6,077,553
Bolsa de Valores de Colombia (Colombia)	2,203,689	11,633
Bolsas y Mercados Espanoles SA (Spain)	2,464	83,353
Bursa Malaysia Bhd (Malaysia)	600	1,101
CBOE Holdings, Inc.	1,142	76,605
China Success Finance Group Holdings Ltd. (China)	16,000	6,446
CME Group, Inc.	7,706	714,654
Corp. Financiera Alba SA (Spain)	2,315	96,559
Corporacion Financiera Colombiana SA (Colombia)	2,094	25,756
Deutsche Boerse AG (Germany)	2,967	255,887
Euronext NV (Netherlands)	2,005	85,525

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Far East Horizon Ltd. (China)	126,000	$97,847
First Pacific Co. Ltd. (Hong Kong)	210,000	128,301
FirstRand Ltd. (South Africa)	44,064	156,581
Fuyo General Lease Co. Ltd. (Japan)	3,100	119,092
Groupe Bruxelles Lambert SA (Belgium)	5,179	390,831
Grupo de Inversiones Suramericana SA (Colombia)	7,832	90,855
Grupo de Inversiones Suramericana SA (Colombia)	3,076	35,026
GT Capital Holdings, Inc. (Philippines)	1,565	42,453
Gulf General Investment Co. (United Arab Emirates)*	424,047	80,964
Haci Omer Sabanci Holding A/S (Turkey)	39,225	115,093
Intercontinental Exchange, Inc.	2,238	525,908
Inversiones La Construccion SA (Chile)	828	8,930
Investment AB Kinnevik (Sweden) (Class B Stock)	14,925	426,635
Investor AB (Sweden) (Class A Stock)	1,732	57,565
Investor AB (Sweden) (Class B Stock)	15,432	530,259
JSE Ltd. (South Africa)	903	8,420
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	115,427
MarketAxess Holdings, Inc.	783	72,725
McGraw Hill Financial, Inc.	752	65,048
Metro Pacific Investments Corp. (Philippines)	397,100	42,333
MSCI, Inc.	1,454	86,455
Nasdaq, Inc.	3,431	182,975
Onex Corp. (Canada)	1,600	92,355
PSG Group Ltd. (South Africa)	629	10,102
Qatar Industrial Manufacturing Co. QSC (Qatar)	565	6,516
Remgro Ltd. (South Africa)	8,193	149,430
RMB Holdings Ltd. (South Africa)	9,209	43,904
SHUAA Capital PSC (United Arab Emirates)*	235,189	36,407
Singapore Exchange Ltd. (Singapore)	20,700	102,401
Sofina SA (Belgium)	1,774	197,430
Transaction Capital Ltd. (South Africa)	6,908	4,985
Warsaw Stock Exchange (Poland)	593	5,953
Zenkoku Hosho Co. Ltd. (Japan)	4,400	146,041

		12,015,208

Diversified Telecommunication Services — 0.6%
Asia Pacific Telecom Co. Ltd. (Taiwan)*	175,000	51,142
Asia Satellite Telecommunications Holdings Ltd. (China)	9,500	14,798
AT&T, Inc.	106,936	3,483,975
BCE, Inc. (Canada)	3,225	131,997
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	73,431	140,532
CenturyLink, Inc.	16,330	410,210
Ceska telekomunikacni infrastruktura A/S (Czech Republic)*	4,492	31,382
China Communications Services Corp. Ltd. (China) (Class H Stock)	304,000	117,345
China Telecom Corp. Ltd. (China) (Class H Stock)	1,740,000	843,062
China Unicom Hong Kong Ltd. (China)	322,000	409,645
Chorus Ltd. (New Zealand)*	18,899	32,339
Chunghwa Telecom Co. Ltd. (Taiwan)	120,000	360,605

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Citic Telecom International Holdings Ltd. (China)	73,000	$25,058
Consolidated Communications Holdings, Inc.	1,789	34,474
Deutsche Telekom AG (Germany)	54,687	973,517
Elisa OYJ (Finland)	1,173	39,679
Empresa de Telecomunicaciones de Bogota (Colombia)*	33,253	6,138
Frontier Communications Corp.	14,698	69,816
HKT Trust & HKT Ltd. (Hong Kong)	88,000	104,577
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	140,000	56,366
Iliad SA (France)	552	111,666
Inmarsat PLC (United Kingdom)	5,719	85,078
Iridium Communications, Inc.*(a)	3,910	24,047
Koninklijke KPN NV (Netherlands)	37,336	140,026
KT Corp. (South Korea)*	11,723	304,640
Link Net Tbk PT (Indonesia)*	9,600	2,949
M2 Group Ltd. (Australia)	5,854	39,231
Magyar Telekom Telecommunications PLC (Hungary)*	29,000	40,382
Manitoba Telecom Services, Inc. (Canada)	2,800	58,958
Netia SA (Poland)	12,725	18,752
Nippon Telegraph & Telephone Corp. (Japan)	37,500	1,320,886
O2 Czech Republic A/S (Czech Republic)	10,566	92,487
Ooredoo QSC (Qatar)	5,835	123,557
Orange Polska SA (Poland)	29,761	56,895
Orange SA (France)	64,311	974,912
Premiere Global Services, Inc.*	1,423	19,552
Proximus SA (Belgium)	1,290	44,624
Singapore Telecommunications Ltd. (Singapore)	177,800	450,032
Spark New Zealand Ltd. (New Zealand)	28,497	54,458
Swisscom AG (Switzerland)	298	148,722
TDC A/S (Denmark)	31,263	161,234
Telecom Italia SpA (Italy)*	302,053	372,230
Telecom Italia SpA-RSP (Italy)	203,676	208,893
Telefonica Brasil SA (Brazil)	1,100	8,485
Telefonica Brasil SA (Brazil), ADR	6,500	59,345
Telefonica Deutschland Holding AG (Germany)	20,433	124,948
Telefonica SA (Spain)	62,281	755,596
Telekom Malaysia Bhd (Malaysia)	27,400	41,670
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	656,500	118,565
Telenor ASA (Norway)	15,760	294,500
TeliaSonera AB (Sweden)	85,014	458,887
Telkom SA SOC Ltd. (South Africa)	8,393	40,353
Telstra Corp. Ltd. (Australia)	58,592	231,656
TELUS Corp. (Canada)	4,100	129,314
Thaicom Pcl (Thailand)*	16,300	14,147
Turk Telekomunikasyon A/S (Turkey)	6,144	12,126
Verizon Communications, Inc.	23,581	1,026,009

		15,506,469

Electric Utilities — 0.6%
Allete, Inc.	3,083	155,661
Alupar Investimento SA (Brazil)	1,600	5,945
American Electric Power Co., Inc.	11,135	633,136
CEZ A/S (Czech Republic)	6,365	132,392

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	$143,404
Chubu Electric Power Co., Inc. (Japan)	23,200	342,066
Chugoku Electric Power Co., Inc. (The) (Japan)	7,800	107,509
Cia Energetica de Minas Gerais (Brazil)	3,600	6,311
Cia Energetica de Minas Gerais (Brazil), ADR	5,100	9,078
Cia Paranaense de Energia (Brazil)	700	3,784
Cleco Corp.	3,615	192,463
CLP Holdings Ltd. (Hong Kong)	53,500	457,370
Contact Energy Ltd. (New Zealand)	35,197	111,696
CPFL Energia SA (Brazil)	4,786	17,891
CPFL Energia SA (Brazil), ADR*(a)	1,317	9,877
Duke Energy Corp.	20,269	1,458,152
E.CL SA (Chile)	19,097	26,549
Edison International	6,623	417,713
EDP - Energias de Portugal SA (Portugal)	68,369	250,473
EDP - Energias do Brasil SA (Brazil)	5,400	15,882
El Paso Electric Co.	2,026	74,597
Electricite de France SA (France)	11,345	200,326
Elia System Operator SA (Belgium)	1,865	90,828
Emera, Inc. (Canada)	4,900	162,550
Empire District Electric Co. (The)	2,348	51,726
Endesa SA (Spain)	2,539	53,544
Enea SA (Poland)	15,983	56,846
Enel SpA (Italy)	188,771	842,299
Energa SA (Poland)	9,145	40,588
Enersis SA (Chile)	30,235	7,614
Enersis SA (Chile), ADR	10,168	128,524
Entergy Corp.	4,673	304,212
Equatorial Energia SA (Brazil)	2,100	17,999
ERM Power Ltd. (Australia)	44,058	69,367
Eversource Energy	7,396	374,386
EVN AG (Austria)	5,896	64,906
Exelon Corp.	26,096	775,051
First Philippine Holdings Corp. (Philippines)	17,840	25,053
FirstEnergy Corp.	14,393	450,645
Fortis, Inc. (Canada)	7,500	214,519
Fortum OYJ (Finland)	12,387	183,278
Glow Energy PCL (Thailand)	10,700	25,059
Great Plains Energy, Inc.	7,441	201,056
Hawaiian Electric Industries, Inc.	4,594	131,802
Hokkaido Electric Power Co., Inc. (Japan)*	10,800	104,803
Hokkaido Electric Power Co., Inc. (Japan)*	2,600	25,230
Hokuriku Electric Power Co. (Japan)	8,300	111,635
Iberdrola SA (Spain)	142,288	948,101
IDACORP, Inc.	2,371	153,427
Infratil Ltd. (New Zealand)	21,537	42,171
Isagen SA ESP (Colombia)	15,780	14,718
ITC Holdings Corp.	4,151	138,394
Kansai Electric Power Co., Inc. (The) (Japan)*	25,800	286,824
Korea Electric Power Corp. (South Korea)	21,151	872,032
Kyushu Electric Power Co., Inc. (Japan)*	14,800	161,474
Light SA (Brazil)	2,900	8,478
Luz del Sur Saa (Peru)	1,530	4,710
Manila Electric Co. (Philippines)	4,110	26,090
NextEra Energy, Inc.	7,511	732,698
OGE Energy Corp.	5,008	137,019

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Okinawa Electric Power Co., Inc. (The) (Japan)	3,450	$77,517
Pepco Holdings, Inc.	6,101	147,766
PGE SA (Poland)	47,021	167,070
Pinnacle West Capital Corp.	3,087	198,000
PNM Resources, Inc.	2,649	74,304
Portland General Electric Co.	1,246	46,065
Power Assets Holdings Ltd. (Hong Kong)	31,000	293,349
PPL Corp.	15,523	510,551
Red Electrica Corp. SA (Spain)	1,495	124,139
Shikoku Electric Power Co., Inc. (Japan)	9,100	148,405
Southern Co. (The)	15,831	707,646
SSE PLC (United Kingdom)	19,568	442,882
Tauron Polska Energia SA (Poland)	107,764	93,081
Tenaga Nasional Bhd (Malaysia)	98,000	268,034
Terna Rete Elettrica Nazionale SpA (Italy)	17,956	87,271
Tohoku Electric Power Co., Inc. (Japan)	11,900	161,263
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,800	8,667
TrustPower Ltd. (New Zealand)	18,672	88,573
UIL Holdings Corp.	2,751	138,293
Unitil Corp.	1,234	45,510
Verbund AG (Austria)	2,943	39,035
Westar Energy, Inc.	2,848	109,477
Xcel Energy, Inc.	10,849	384,163
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	3,327	12,274

		17,185,266

Electrical Equipment — 0.2%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	1,000	1,071
Audix Corp. (Taiwan)	6,000	5,965
Babcock & Wilcox Enterprises, Inc.*	3,799	63,823
Boer Power Holdings Ltd. (China)	7,000	11,848
Chicony Power Technology Co. Ltd. (Taiwan)	3,000	3,392
China Electric Manufacturing Corp. (Taiwan)*	15,000	3,818
CviLux Corp. (Taiwan)	3,000	2,338
Emerson Electric Co.(a)	13,296	587,284
Endo Lighting Corp. (Japan)	2,700	27,907
Foshan Electrical and Lighting Co. Ltd. (China)	1,200	1,010
FSP Technology, Inc. (Taiwan)*	20,000	10,331
Futaba Corp. (Japan)	4,600	59,484
Gamesa Corp. Tecnologica SA (Spain)	33,657	467,223
Generac Holdings, Inc.*(a)	1,066	32,076
Guocang Group Ltd. (Hong Kong)*	130,000	5,147
Guodian Technology & Environment Group Corp. Ltd. (China) (Class H Stock)*	129,000	11,233
Hangzhou Steam Turbine Co. (China) (Class B Stock)	29,500	60,382
Hong TAI Electric Industrial (Taiwan)	65,000	15,266
HUA ENG Wire & Cable (Taiwan)*	47,000	9,872
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)*	15,000	13,999
Jiangnan Group Ltd. (China)	98,000	20,200
KS Terminals, Inc. (Taiwan)	7,000	7,327
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	2,000	7,606

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Legrand SA (France)	4,779	$254,259
Longwell Co. (Taiwan)	11,000	8,197
Mabuchi Motor Co. Ltd. (Japan)	1,800	78,155
Nidec Corp. (Japan)	4,000	275,064
Nitto Kogyo Corp. (Japan)	19,400	339,658
Nordex SE (Germany)*	14,225	388,662
OSRAM Licht AG (Germany)	3,317	171,849
Phihong Technology Co. Ltd. (Taiwan)	7,000	1,718
Prysmian SpA (Italy)	5,224	107,977
Saft Groupe SA (France)	9,056	295,886
Sensata Technologies Holding NV*	3,637	161,265
SGL Carbon SE (Germany)*	1,755	27,965
Shihlin Electric & Engineering Corp. (Taiwan)	23,000	27,940
Sino-American Electronic Co. Ltd. (Taiwan)*	1,000	2,151
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	4,900	17,802
Tech Pro Tech (Hong Kong)*	41,600	9,728
Teco Electric and Machinery Co. Ltd. (Taiwan)	96,000	75,705
Thermon Group Holdings, Inc.*	2,956	60,746
TKH Group NV (Netherlands)	1,624	58,906
Toyo Tanso Co. Ltd. (Japan)	8,100	101,422
Ushio, Inc. (Japan)	6,200	74,483
Voltronic Power Technology Corp. (Taiwan)	1,050	13,664
Well Shin Technology Co. Ltd. (Taiwan)	4,000	5,473
Zippy Technology Corp. (Taiwan)	4,000	4,268

		3,991,545

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	16,500	103,210
ACES Electronic Co. Ltd. (Taiwan)	7,000	4,544
Action SA (Poland)	423	2,994
Amano Corp. (Japan)	4,800	55,408
Anritsu Corp. (Japan)	6,000	36,497
Anxin-China Holdings Ltd. (Hong Kong)*	196,000	4,868
APCB, Inc. (Taiwan)	27,000	9,726
Apex International Co. Ltd. (Taiwan)	7,000	8,455
AV Tech Corp. (Taiwan)	8,000	6,350
Azbil Corp. (Japan)	3,300	83,531
Canon Electronics, Inc. (Japan)	2,800	45,182
CDW Corp.	2,995	122,376
Chang Wah Electromaterials, Inc. (Taiwan)	2,000	5,048
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	26,000	36,439
Chimei Materials Technology Corp. (Taiwan)	31,000	18,998
China Railway Signal & Communication Corp. Ltd. (China)*	191,000	153,785
Chin-Poon Industrial Co. Ltd. (Taiwan)	17,000	23,244
Chroma ATE, Inc. (Taiwan)	11,000	18,827
Citizen Holdings Co. Ltd. (Japan)	17,300	119,565
Coxon Precise Industrial Co. Ltd. (Taiwan)	7,000	11,998
CyberPower Systems, Inc. (Taiwan)	2,000	4,043
Daiwabo Holdings Co. Ltd. (Japan)	204,000	356,812
Datalogic SpA (Italy)	6,309	99,954
DataTec Ltd. (South Africa)	5,259	23,528
Delta Electronics Thailand PCL (Thailand)	12,000	29,095
Delta Electronics, Inc. (Taiwan)	38,000	179,237
Dolby Laboratories, Inc. (Class A Stock)	2,470	80,522
Dongxu Optoelectronic Technology Co. Ltd. (China)	6,700	3,878

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Dynamic Electronics Co. Ltd. (Taiwan)*	28,000	$7,860
Edom Technology Co. Ltd. (Taiwan)	6,000	3,622
Elite Material Co. Ltd. (Taiwan)	10,000	22,056
Eson Precision Ind Co. Ltd. (Taiwan)	9,000	7,287
Everspring Industry Co. Ltd. (Taiwan)*	3,000	2,076
FIH Mobile Ltd. (China)	770,000	354,213
Firich Enterprises Co. Ltd. (Taiwan)	159	438
FLEXium Interconnect, Inc. (Taiwan)	1,018	2,789
FLIR Systems, Inc.	3,977	111,316
Flytech Technology Co. Ltd. (Taiwan)	3,000	8,582
Fullerton Technology Co. Ltd. (Taiwan)*	29,000	20,704
Geovision, Inc. (Taiwan)	1,000	2,812
Hamamatsu Photonics KK (Japan)	4,600	104,103
Hana Microelectronics PCL (Thailand)	31,300	24,362
Hannstar Board Corp. (Taiwan)	27,000	7,006
Hirose Electric Co. Ltd. (Japan)	735	80,015
Hollysys Automation Technologies Ltd. (China)	1,900	33,212
Holy Stone Enterprise Co. Ltd. (Taiwan)	16,000	14,972
Hon Hai Precision Industry Co. Ltd. (Taiwan)	687,816	1,796,885
Horiba Ltd. (Japan)	2,300	83,860
Hosiden Corp. (Japan)	7,600	40,237
INESA Electron Co. Ltd. (China)*	4,700	2,820
Ingenico Group (France)	1,378	166,513
ITEQ Corp. (Taiwan)	17,000	10,954
Japan Display, Inc. (Japan)*	91,800	264,443
Ju Teng International Holdings Ltd. (Hong Kong)	106,000	52,435
Kapsch TrafficCom AG (Austria)	1,020	33,469
Kce Electronics Public Co. (Thailand)*	9,200	14,195
Keyence Corp. (Japan)	800	357,263
Keysight Technologies, Inc.*	3,359	103,592
Kingboard Chemical Holdings Ltd. (Hong Kong)	81,500	99,234
Kingboard Laminates Holdings Ltd. (Hong Kong)	58,000	23,628
Kyocera Corp. (Japan)	16,000	732,800
Lelon Electronics Corp. (Taiwan)*	5,000	3,371
LG Display Co. Ltd. (South Korea)	16,548	315,918
Lotes Co. Ltd. (Taiwan)	4,000	12,907
Lumax International Corp. Ltd. (Taiwan)	3,000	3,953
Macnica Fuji Electronics Holdings, Inc. (Japan)*	6,700	79,584
Maruwa Co. Ltd. (Japan)	14,700	300,792
MIN AIK Technology Co. Ltd. (Taiwan)	7,000	11,647
Murata Manufacturing Co. Ltd. (Japan)	4,500	581,285
Mycronic AB (Sweden)	33,868	186,203
Nippon Signal Company Ltd. (Japan)	6,600	63,799
Oriental Union Chemical Corp. (Austria)	7,038	103,857
OSI Systems, Inc.*	506	38,942
Paragon Technologies Co. Ltd. (Taiwan)*	5,000	5,619
Pinnacle Holdings Ltd. (South Africa)*	12,663	11,422
Promate Electronic Co. Ltd. (Taiwan)*	5,000	4,182
RealD, Inc.*	1,586	15,241
Ryosan Co. Ltd. (Japan)	7,400	173,173
Ryoyo Electro Corp. (Japan)	200	2,544
Sanshin Electronics Co. Ltd. (Japan)	6,100	62,230
Shimadzu Corp. (Japan)	12,000	173,247
Silitech Technology Corp. (Taiwan)*	6,389	3,307
Simplo Technology Co. Ltd. (Taiwan)	12,000	38,705

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sinbon Electronics Co. Ltd. (Taiwan)	6,117	$10,355
Sirtec International Co. Ltd. (Taiwan)	8,000	10,522
Sunny Optical Technology Group Co. Ltd. (China)	17,000	34,056
Supreme Electronics Co. Ltd. (Taiwan)	16,000	6,388
SVI PCL (Thailand)*	50,400	7,024
Synnex Technology International Corp. (Taiwan)	70,000	70,026
Taiflex Scientific Co. Ltd. (Taiwan)	13,000	13,923
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	2,000	2,310
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	22,946
Taiwan Union Technology Corp. (Taiwan)	14,000	9,090
TDK Corp. (Japan)	4,300	243,199
Test Research, Inc. (Taiwan)	7,000	11,178
Thinking Electronic Industrial Co. Ltd. (Taiwan)	5,000	6,197
Toyo Corp. (Japan)	2,800	20,632
Tripod Technology Corp. (Taiwan)	33,000	47,603
TXC Corp. (Taiwan)	11,000	11,398
UDE Corp. (Taiwan)	3,000	3,176
Venture Corp. Ltd. (Singapore)	79,900	465,597
Wah Lee Industrial Corp. (Taiwan)	12,000	15,741
Wasion Group Holdings Ltd. (Hong Kong)	22,000	22,844
Wintek Corp. (Taiwan)*	71,000	—
WPG Holdings Ltd. (Taiwan)	77,000	74,387
WT Microelectronics Co. Ltd. (Taiwan)	23,128	23,209
XAC Automation Corp. (Taiwan)*	2,000	4,397
Yageo Corp. (Taiwan)	41,521	63,648
Young Fast Optoelectronics Co. Ltd. (Taiwan)*	32,000	10,871
Zebra Technologies Corp. (Class A Stock)*	1,193	91,324
Zenitron Corp. (Taiwan)*	55,000	25,570

		9,757,406

Energy Equipment & Services
Bristow Group, Inc.	1,752	45,832
BW Offshore Ltd. (Norway)	33,054	13,368
China Oilfield Services Ltd. (China) (Class H Stock)	46,000	46,367
Core Laboratories NV	163	16,267
Diamond Offshore Drilling, Inc.(a)	4,346	75,186
Era Group, Inc.*	951	14,236
Eurasia Drilling Co. Ltd. (Russia), GDR	2,578	24,026
Fugro NV (Netherlands), CVA*	5,000	88,303
Hilong Holding Ltd. (China)	41,000	8,380
Jutal Offshore Oil Services Ltd. (China)	38,000	3,467
Mullen Group Ltd. (Canada)	2,900	38,790
Ocean Rig UDW, Inc. (Cyprus)	2,802	5,968
Oceaneering International, Inc.	727	28,557
Saipem SpA (Italy)*	12,682	101,691
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	37,063
SEACOR Holdings, Inc.*(a)	1,164	69,619
Seadrill Ltd. (United Kingdom)	22,695	132,544
Shawcor Ltd. (Canada)	2,400	50,320
Technip SA (France)	5,164	244,381
Tecnicas Reunidas SA (Spain)	1,654	73,247
Tenaris SA (Luxembourg)	13,484	162,110
Tidewater, Inc.	3,165	41,588

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Wah Seong Corp. Bhd (Malaysia)	36,947	$10,197

		1,331,507

Food & Staples Retailing — 0.8%
Aeon Co. Ltd. (Japan)	23,700	367,680
Ain Pharmaciez, Inc. (Japan)	1,300	66,354
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,300	381,694
Almacenes Exito SA (Colombia)	9,373	40,554
Andersons, Inc. (The)	1,198	40,804
Arcs Co. Ltd. (Japan)	18,400	346,563
Axfood AB (Sweden)	22,729	375,459
BIM Birlesik Magazalar A/S (Turkey)	1,212	21,493
Booker Group PLC (United Kingdom)*	181,048	507,105
Brasil Pharma SA (Brazil)*	23,800	3,962
Carrefour SA (France)	13,094	388,062
Casey’s General Stores, Inc.(a)	1,167	120,108
Casino Guichard Perrachon SA (France)	4,249	226,281
Cawachi Ltd. (Japan)	2,200	36,078
China Resources Enterprise Ltd. (China)	52,336	97,375
Clicks Group Ltd. (South Africa)	1,437	9,326
Cocokara Fine, Inc. (Japan)	1,500	55,317
Colruyt SA (Belgium)	1,314	63,331
Controladora Comercial Mexicana SAB de CV (Mexico)	27,000	78,293
Cosco Capital, Inc. (Philippines)	137,900	20,018
Cosmos Pharmaceutical Corp. (Japan)	200	23,529
Costco Wholesale Corp.	6,037	872,769
CP ALL PCL (Thailand)	45,100	59,334
CVS Health Corp.	22,971	2,216,242
Delhaize Group (Belgium)	2,834	251,209
Distribuidora Internacional de Alimentacion SA (Spain)*	7,721	46,739
E-Mart Co. Ltd. (South Korea)	898	175,213
Emperia Holding SA (Poland)	631	10,627
Empire Co. Ltd. (Canada) (Class A Stock)	9,000	185,126
Eurocash SA (Poland)	1,280	15,075
FamilyMart Co. Ltd. (Japan)	1,800	82,067
Fresh Market, Inc. (The)*	651	14,706
George Weston Ltd. (Canada)	1,800	145,619
Greggs PLC (United Kingdom)	22,259	365,887
Grupo Comercial Chedraui SA de CV (Mexico)	6,000	15,652
Heiwado Co. Ltd. (Japan)	4,300	94,226
ICA Gruppen AB (Sweden)	3,783	128,070
InRetail Peru Corp. (Peru)*	1,246	14,890
J Sainsbury PLC (United Kingdom)	78,128	308,984
Jeronimo Martins SGPS SA (Portugal)	6,185	83,475
Kato Sangyo Co. Ltd. (Japan)	1,600	34,711
Kesko OYJ (Finland) (Class B Stock)	4,971	176,078
Koninklijke Ahold NV (Netherlands)	13,079	255,147
Kroger Co. (The)	16,749	604,136
Kusuri No Aoki Co. Ltd. (Japan)	900	47,588
Lawson, Inc. (Japan)	1,700	125,430
Lenta Ltd. (Russia), GDR*	3,314	24,855
Loblaw Cos. Ltd. (Canada)	6,695	344,708
Magnit PJSC (Russia), GDR, RegS	6,285	301,564
Majestic Wine PLC (United Kingdom)	57,487	327,886
Massmart Holdings Ltd. (South Africa)	1,413	11,056
Matahari Putra Prima Tbk PT (Indonesia)	25,800	3,389
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,000	44,365

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Metro, Inc. (Canada)	9,000	$245,215
Ministop Co. Ltd. (Japan)	5,400	122,677
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	31,963
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	9,800	20,928
Pick’n Pay Holdings Ltd. (South Africa)	1,643	3,352
Pick’n Pay Stores Ltd. (South Africa)	685	3,286
President Chain Store Corp. (Taiwan)	9,000	56,130
Puregold Price Club, Inc. (Philippines)	29,600	19,632
Raia Drogasil SA (Brazil)	1,100	10,852
Robinsons Retail Holdings, Inc. (Philippines).	17,940	28,061
San-A Co. Ltd. (Japan) (Class A Stock)	3,000	131,806
Seven & I Holdings Co. Ltd. (Japan)	15,500	707,314
Shanghai Bailian Group Co. Ltd. (China)	7,600	12,988
Shoprite Holdings Ltd. (South Africa)	4,300	48,835
Siam Makro PCL (Thailand)	20,500	21,745
Sligro Food Group NV (Netherlands)	2,702	98,724
SPAR Group Ltd. (The) (South Africa)	1,373	18,368
Sugi Holdings Co. Ltd. (Japan)	1,200	53,858
Sun Art Retail Group Ltd. (Hong Kong)	68,500	52,685
Sundrug Co. Ltd. (Japan)	200	10,529
Sysco Corp.	10,243	399,170
Taiwan TEA Corp. (Taiwan)	100,000	42,750
Tesco PLC (United Kingdom)	258,370	717,645
Tsuruha Holdings, Inc. (Japan)	500	43,089
United Natural Foods, Inc.*	2,114	102,550
UNY Group Holdings Co. Ltd. (Japan)	17,400	109,473
Valor Co. Ltd. (Japan)	3,900	97,759
Walgreens Boots Alliance, Inc.	13,468	1,119,191
Wal-Mart de Mexico SAB de CV (Mexico)	64,900	160,130
Wal-Mart Stores, Inc.	46,994	3,047,091
Wesfarmers Ltd. (Australia)	25,806	713,361
Whole Foods Market, Inc.	7,137	225,886
WM Morrison Supermarkets PLC (United Kingdom)	128,153	322,490
Woolworths Ltd. (Australia)	20,128	352,817
Wumart Stores, Inc. (China) (Class H Stock)*	68,000	27,573
X5 Retail Group NV (Russia), GDR, RegS*	2,169	37,957

		19,874,089

Food Products — 0.9%
AAK AB (Sweden)	821	53,317
AGV Products Corp. (Taiwan)*	49,000	9,482
Ajinomoto Co., Inc. (Japan)	10,000	210,880
Alicorp SA (Peru)*	16,356	25,706
Archer-Daniels-Midland Co.	20,422	846,492
Aryzta AG (Switzerland)*	4,272	181,062
Associated British Foods PLC (United Kingdom)	4,790	242,417
Astra Agro Lestari Tbk PT (Indonesia)	7,500	9,304
Astral Foods Ltd. (South Africa)	1,089	13,693
Austevoll Seafood ASA (Norway)	12,237	76,206
AVI Ltd. (South Africa)	2,609	16,505
B&G Foods, Inc.	2,023	73,738
Barry Callebaut AG (Switzerland)*	66	71,866
Biostime International Holdings Ltd. (China)	7,000	13,478
Boulder Brands, Inc.*	2,111	17,289
BRF SA (Brazil)	5,300	94,449
Bumitama Agri Ltd. (Indonesia)	7,600	4,272
Bunge Ltd.	6,042	442,879

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Calbee, Inc. (Japan)	1,100	$35,596
Campbell Soup Co.	2,851	144,489
Changshouhua Food Co. Ltd. (China)	26,000	14,036
Charoen Pokphand Enterprise (Taiwan)	19,480	12,718
Charoen Pokphand Foods PCL (Thailand)	143,900	82,070
Cherkizovo Group PJSC (Russia), GDR	2,375	21,494
Chia Tai Enterprises International Ltd. (Hong Kong)*	3,600	1,403
China Fishery Group Ltd. (Hong Kong)*	89,500	4,354
China Huishan Dairy Holdings Co. Ltd. (China)	127,000	45,889
China Mengniu Dairy Co. Ltd. (China)	55,000	193,945
China Minzhong Food Corp. Ltd. (China)	67,000	31,392
China Modern Dairy Holdings Ltd. (China)	183,000	56,049
China Shengmu Organic Milk Ltd. (China)*	100,000	22,008
China Tianyi Holdings Ltd. (Hong Kong)*	112,000	12,625
Chocoladefabriken Lindt & Sprungli AG (Switzerland)*	16	93,810
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	2	141,874
CJ CheilJedang Corp. (South Korea)	340	109,554
Clover Industries Ltd. (South Africa)	7,599	10,185
ConAgra Foods, Inc.	9,712	393,433
Corbion NV (Netherlands)	12,569	288,626
CP Pokphand Co. Ltd. (Hong Kong)	290,000	32,423
Cranswick PLC (United Kingdom)	5,407	130,543
Daesang Corp. (South Korea)	2,178	56,794
Dairy Crest Group PLC (United Kingdom)	10,638	98,001
Danone SA (France)	11,933	753,253
Darling Ingredients, Inc.*	6,051	68,013
Dean Foods Co.	2,812	46,454
Devro PLC (United Kingdom)	9,795	43,711
Dydo Drinco, Inc. (Japan)	1,100	46,813
Eagle High Plantations Tbk PT (Indonesia)	280,700	3,876
Ebro Foods SA (Spain)	28,338	556,593
Flowers Foods, Inc.	3,951	97,748
Fresh Del Monte Produce, Inc.	3,150	124,457
Fuji Oil Co. Ltd. (Japan)	3,900	50,648
General Mills, Inc.	9,064	508,762
Genting Plantations Bhd (Malaysia)	6,200	13,950
GFPT PCL (Thailand)	34,700	9,226
GrainCorp Ltd. (Australia) (Class A Stock)	8,048	51,384
Great Wall Enterprise Co. Ltd. (Taiwan)	60,900	33,577
Greencore Group PLC (Ireland)	25,018	103,465
Gruma SAB de CV (Mexico) (Class B Stock)	2,800	38,510
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)*	17,500	44,296
Grupo Herdez SAB de CV (Mexico)	4,800	12,706
Grupo Lala SAB de CV (Mexico)	7,700	18,215
Grupo Nutresa SA (Colombia)	7,508	50,283
Hain Celestial Group, Inc. (The)*	1,493	77,039
Hershey Co. (The)	1,457	133,869
HKScan OYJ (Finland) (Class A Stock)	24,502	107,397
Hokuto Corp. (Japan)	2,800	50,461
Hormel Foods Corp.	2,984	188,917
House Foods Group, Inc. (Japan)	6,200	104,855
Illovo Sugar Ltd. (South Africa)	13,336	15,724
Imperial Pacific International Holdings Ltd. (Hong Kong)*	180,000	3,925

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	13,200	$11,194
Indofood Sukses Makmur Tbk PT (Indonesia)	116,300	43,769
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	5,000	25,374
Ingredion, Inc.	1,829	159,690
IOI Corp. Bhd (Malaysia)	43,800	40,538
J.M. Smucker Co. (The)(a)	2,489	283,970
Japfa Comfeed Indonesia Tbk PT (Indonesia)*	215,800	4,384
Japfa Ltd. (Singapore)*	15,700	3,261
JBS SA (Brazil)	12,100	51,245
J-Oil Mills, Inc. (Japan)	106,000	303,944
Kagome Co. Ltd. (Japan)	9,000	144,416
Keck Seng Malaysia Bhd (Malaysia)	25,400	28,978
Kellogg Co.	4,270	284,169
Kerry Group PLC (Ireland) (Class A Stock)	4,221	317,550
Kewpie Corp. (Japan)	3,500	69,615
KEY Coffee, Inc. (Japan)	8,800	148,820
Khon Kaen Sugar Industry PCL (Thailand)	181,920	18,345
Kikkoman Corp. (Japan)	1,000	27,543
Kraft Heinz Co. (The)	6,206	438,019
Kuala Lumpur Kepong Bhd (Malaysia)	8,900	43,936
Kulim Malaysia Bhd (Malaysia)	30,600	21,258
La Doria SpA (Italy)	25,736	279,921
Labixiaoxin Snacks Group Ltd. (China)*	23,000	2,206
Leroy Seafood Group ASA (Norway)	12,953	465,683
Leyou Technologies Holdings Ltd. (China)*	90,000	9,807
Lien Hwa Industrial Corp. (Taiwan)	94,760	54,804
Lotte Confectionery Co. Ltd. (South Korea)	47	87,284
M Dias Branco SA (Brazil)	800	11,817
Malindo Feedmill Tbk PT (Indonesia)	54,400	4,333
Marine Harvest ASA (Norway)*	12,999	165,373
McCormick & Co., Inc.(a)	1,882	154,663
Mead Johnson Nutrition Co.	1,229	86,522
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	107,310
MEIJI Holdings Co. Ltd. (Japan)	2,000	146,661
Minerva SA (Brazil)*	200	665
Mondelez International, Inc. (Class A Stock)	34,072	1,426,595
Namchow Chemical Industrial Co. Ltd. (Taiwan)	5,000	10,729
Nestle SA (Switzerland)	68,952	5,185,583
NH Foods Ltd. (Japan)	7,000	142,848
Nichirei Corp. (Japan)	19,000	119,024
Nisshin Oillio Group Ltd. (The) (Japan)	65,000	235,575
Nisshin Seifun Group, Inc. (Japan)	10,320	150,067
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	87,406
NongShim Co. Ltd. (South Korea)	246	76,139
Oceana Group Ltd. (South Africa)	936	6,511
O’Key Group SA (Luxembourg), GDR, RegS	4,081	6,530
Orion Corp. (South Korea)	50	39,817
Orkla ASA (Norway)	33,559	248,178
Parmalat SpA (Italy)	22,262	57,413
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	12,354
Pinnacle Foods, Inc.	2,473	103,569
Pioneer Foods Ltd. (South Africa)	1,170	16,552
Post Holdings, Inc.*(a)	1,564	92,432
PPB Group Bhd (Malaysia)	22,400	78,676

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
QL Resources Bhd (Malaysia)	13,400	$12,213
Quantum Foods Holdings Ltd. (South Africa)*	3,804	988
RCL Foods Ltd/South Africa (South Africa)	4,774	5,202
Rhodes Food Group Pty Ltd. (South Africa)*	857	1,390
Rock Field Co. Ltd. (Japan)	2,600	59,894
Ros Agro PLC (Russia), GDR	1,489	12,508
Salmar ASA (Norway)	3,844	60,767
Sanderson Farms, Inc.(a)	698	47,862
Sao Martinho SA (Brazil)	1,200	11,835
Saputo, Inc. (Canada)	5,200	114,170
Sawit Sumbermas Sarana Tbk PT (Indonesia)	23,000	2,538
Scandi Standard AB (Sweden)	3,051	16,549
Select Harvests Ltd. (Australia)	11,389	89,239
Shenguan Holdings Group Ltd. (China)	76,000	9,835
SLC Agricola SA (Brazil)	1,600	7,200
Snyder’s-Lance, Inc.	1,498	50,528
Standard Foods Corp. (Taiwan)	7,592	16,457
Suedzucker AG (Germany)	8,569	155,828
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	5,532
Taiyen Biotech Co. Ltd. (Taiwan)	15,000	10,271
Tat Gida Sanayi A/S (Turkey)*	1,726	3,653
Tate & Lyle PLC (United Kingdom)	16,395	146,091
Tenwow International Holdings Ltd. (China)	34,000	10,836
Thai Union Frozen Products Pcl (Thailand)	90,400	45,829
Thai Vegetable Oil PCL (Thailand)	10,700	8,402
Tiga Pilar Sejahtera Food Tbk (Indonesia)	44,300	4,390
Tiger Brands Ltd. (South Africa)	2,235	49,210
Tingyi Cayman Islands Holding Corp. (China)	58,000	92,648
Tongaat Hulett Ltd. (South Africa)	4,245	33,042
Toyo Suisan Kaisha Ltd. (Japan)	2,200	83,407
TreeHouse Foods, Inc.*	1,255	97,626
TSH Resources Bhd (Malaysia)	43,800	19,240
Ttet Union Corp. (Taiwan)	3,000	6,529
Tyson Foods, Inc. (Class A Stock)(a)	10,126	436,431
Ulker Biskuvi Sanayi A/S (Turkey)	1,518	9,615
Uni-President China Holdings Ltd. (China)	39,000	37,823
Uni-President Enterprises Corp. (Taiwan)	125,708	218,298
United Plantations Bhd (Malaysia)	2,100	12,889
Universal Robina Corp. (Philippines)	10,630	43,705
Vanguarda Agro SA (Brazil)*	28,100	3,686
Vilmorin & Cie SA (France)	656	47,961
Viscofan SA (Spain)	8,294	500,202
Want Want China Holdings Ltd. (China)	168,000	138,382
Warabeya Nichiyo Co. Ltd. (Japan)	6,700	116,604
Wawel SA (Poland)	22	7,375
Wei Chuan Food Corp. (Taiwan)*	19,000	11,149
Wessanen (Netherlands)	4,759	50,335
Yakult Honsha Co. Ltd. (Japan)	2,300	114,569
Yamazaki Baking Co. Ltd. (Japan)	5,000	77,044
Yashili International Holdings Ltd. (China)	23,000	5,756

		23,061,071

Gas Utilities — 0.1%
AGL Resources, Inc.	3,084	188,247
APA Group (Australia)	14,831	89,512
Atmos Energy Corp.	2,198	127,880
Aygaz A/S (Turkey)	2,530	8,151
China Gas Holdings Ltd. (Hong Kong)	58,000	80,001

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
China Oil & Gas Group Ltd. (Hong Kong)*	298,000	$18,517
China Resources Gas Group Ltd. (China)	24,000	61,943
E1 Corp. (South Korea)	1,146	67,254
Empresa de Energia de Bogota SA (Colombia)	33,443	19,224
Enagas SA (Spain)	4,369	125,284
ENN Energy Holdings Ltd. (China)	20,000	96,315
Gas Natural SDG SA (Spain)	9,790	191,025
Gasco SA (Chile)	1,947	13,032
Hong Kong & China Gas Co. Ltd. (Hong Kong)	121,638	228,092
Infraestructura Energetica Nova SAB de CV (Mexico)	4,000	16,374
Korea District Heating Corp. (South Korea)	772	43,362
Korea Gas Corp. (South Korea)	3,968	133,263
Laclede Group, Inc. (The)	1,106	60,310
National Fuel Gas Co.	2,083	104,108
New Jersey Resources Corp.	2,290	68,769
Northwest Natural Gas Co.	1,611	73,848
ONE Gas, Inc.	1,249	56,617
Osaka Gas Co. Ltd. (Japan)	75,000	284,357
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	271,600	46,998
Petronas Gas Bhd (Malaysia)	4,500	22,552
Piedmont Natural Gas Co., Inc.	1,710	68,520
Questar Corp.	3,370	65,412
Rubis SCA (France)	1,817	135,141
Samchully Co. Ltd. (South Korea)	728	68,631
Snam SpA (Italy)	39,986	205,364
Southwest Gas Corp.	1,408	82,115
Toho Gas Co. Ltd. (Japan)	15,000	88,452
Tokyo Gas Co. Ltd. (Japan)	61,000	295,076
Towngas China Co. Ltd. (Hong Kong)	165,000	101,422
UGI Corp.	2,196	76,465

		3,411,633

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	19,709	792,696
Ansell Ltd. (Australia)	2,741	36,295
Apex Biotechnology Corp. (Taiwan)	4,000	4,958
Baxter International, Inc.	7,676	252,157
Becton, Dickinson and Co.	2,169	287,740
Biosensors International Group Ltd. (Singapore)*	94,000	44,704
Boston Scientific Corp.*	21,584	354,193
C.R. Bard, Inc.	991	184,633
Cochlear Ltd. (Australia)	556	32,716
Coloplast A/S (Denmark) (Class B Stock)	1,896	134,424
Cooper Cos., Inc. (The)	639	95,122
Cyberonics, Inc.*	319	19,389
DENTSPLY International, Inc.	2,773	140,231
DiaSorin SpA (Italy)	2,990	130,869
Edwards Lifesciences Corp.*	956	135,915
Elekta AB (Sweden) (Class B Stock)	7,565	50,358
Essilor International SA (France)	2,916	356,245
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	51,108	232,219
Getinge AB (Sweden) (Class B Stock)	4,118	91,912
Ginko International Co. Ltd. (Taiwan)	2,000	20,140
GN Store Nord A/S (Denmark)	5,478	98,411
Greatbatch, Inc.*	814	45,926

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Guerbet (France)	5,851	$416,475
Haemonetics Corp.*	1,817	58,725
Halyard Health, Inc.*	983	27,957
Hartalega Holdings Bhd (Malaysia)	11,700	12,909
Hogy Medical Co. Ltd. (Japan)	900	41,240
Hologic, Inc.*	4,072	159,337
Hoya Corp. (Japan)	8,000	262,015
IDEXX Laboratories, Inc.*	1,112	82,566
Intai Technology Corp. (Taiwan)*	1,000	3,171
Integra Lifesciences Holdings Corp.*	718	42,757
Intuitive Surgical, Inc.*	336	154,419
Kossan Rubber Industries (Malaysia)	6,100	10,731
Masimo Corp.*	1,599	61,657
Medicalgorithmics SA (Poland)	94	5,153
Medtronic PLC	19,018	1,273,065
Microport Scientific Corp. (China)*	8,000	3,180
Mindray Medical International Ltd. (China), ADR	5,300	115,911
Newtree Group Holdings Ltd. (Macau)*	18,000	6,951
Nihon Kohden Corp. (Japan)	2,800	46,413
Nipro Corp. (Japan)	7,200	73,985
Olympus Corp. (Japan)	4,100	127,913
Pacific Hospital Supply Co. Ltd. (Taiwan)	3,000	5,771
Paramount Bed Holdings Co. Ltd. (Japan)	5,300	157,602
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*	4,000	8,997
ResMed, Inc.	2,140	109,054
SeaSpine Holdings Corp.*	239	3,872
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	164,000	103,968
Sirona Dental Systems, Inc.*	706	65,898
Smith & Nephew PLC (United Kingdom)	14,073	245,872
Sonova Holding AG (Switzerland)	626	80,609
Sorin SpA (Italy)*	25,415	73,340
St Shine Optical Co. Ltd. (Taiwan)	1,000	12,269
St. Jude Medical, Inc.	3,725	235,010
STRATEC Biomedical AG (Germany)	754	43,840
Stryker Corp.	4,100	385,810
Supermax Corp. Bhd (Malaysia)	25,200	11,641
Symmetry Surgical, Inc.*	623	5,545
Sysmex Corp. (Japan)	1,400	73,936
TaiDoc Technology Corp. (Taiwan)	2,000	5,542
Teleflex, Inc.(a)	639	79,370
Terumo Corp. (Japan)	7,200	203,779
Thoratec Corp.*	1,242	78,569
Top Glove Corp. Bhd (Malaysia)	6,800	12,481
Varian Medical Systems, Inc.*	1,402	103,440
West Pharmaceutical Services, Inc.	2,408	130,321
William Demant Holding A/S (Denmark)*	1,071	88,977
Zimmer Biomet Holdings, Inc.(g)	3,637	341,623

		9,194,919

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	764	50,630
Aetna, Inc.	6,548	716,417
Air Methods Corp.*(a)	700	23,863
Alfresa Holdings Corp. (Japan)	8,500	145,158
AmerisourceBergen Corp.	2,724	258,753
Amsurg Corp.*	603	46,859
Anthem, Inc.	7,111	995,540

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Australian Pharmaceutical Industries Ltd. (Australia)	180,517	$192,841
Bangkok Chain Hospital PCL (Thailand)	23,400	4,416
Bangkok Dusit Medical Services PCL (Thailand)	54,600	27,830
Banmedica SA (Chile)	6,618	10,792
BML, Inc. (Japan)	9,000	250,544
Bumrungrad Hospital PCL (Thailand)	3,600	21,424
Bupa Chile SA (Chile)	14,235	11,017
Cardinal Health, Inc.	4,614	354,447
Centene Corp.*	1,730	93,818
CHC Healthcare Group (Taiwan)	5,000	8,097
Chemed Corp.	435	58,059
China National Accord Medicines Corp. Ltd. (China)	600	2,866
China NT Pharma Group Co. Ltd. (China)*	18,500	4,305
Chularat Hospital PCL (Thailand)	74,700	4,446
CIGNA Corp.	4,862	656,467
Community Health Systems, Inc.*	3,322	142,082
DaVita HealthCare Partners, Inc.*	3,073	222,270
Diagnosticos da America SA (Brazil)	2,500	5,707
Excelsior Medical Co. Ltd. (Taiwan)	9,000	12,806
Express Scripts Holding Co.*	13,167	1,066,000
Fleury SA (Brazil)	1,300	5,329
Fresenius Medical Care AG & Co. KGaA (Germany)	4,685	366,158
Fresenius SE & Co. KGaA (Germany)	7,577	508,630
Golden Meditech Holdings Ltd. (Hong Kong)	168,686	21,879
Hanger, Inc.*	1,120	15,277
Health Net, Inc.*	1,547	93,160
Henry Schein, Inc.*	1,019	135,242
Humana, Inc.	2,458	439,982
IHH Healthcare Bhd (Malaysia)	41,500	56,333
KPJ Healthcare Bhd (Malaysia)	6,850	6,545
Laboratory Corp. of America Holdings*	1,494	162,054
Life Healthcare Group Holdings Ltd. (South Africa)	5,575	14,341
LifePoint Hospitals, Inc.*	1,192	84,513
Magellan Health, Inc.*	1,182	65,518
McKesson Corp.	3,022	559,161
MD Medical Group Investments PLC (Russia), GDR	1,653	8,017
Mediclinic International Ltd. (South Africa)	4,209	33,598
Medipal Holdings Corp. (Japan)	9,900	157,083
MEDNAX, Inc.*	1,792	137,608
Miraca Holdings, Inc. (Japan)	1,800	76,335
Molina Healthcare, Inc.*(a)	620	42,687
Netcare Ltd. (South Africa)	10,658	27,985
Neuca SA (Poland)	64	5,764
Nichii Gakkan Co. (Japan)	3,800	26,395
Odontoprev SA (Brazil)	2,200	5,433
Oriola-KD OYJ (Finland)*	45,915	220,969
Orpea (France)	1,483	117,996
Owens & Minor, Inc.(a)	2,124	67,841
Patterson Cos., Inc.(a)	1,647	71,233
Primary Health Care Ltd. (Australia)	31,194	83,455
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)*	1,300	2,220
Qualicorp SA (Brazil)	2,800	10,375
Quest Diagnostics, Inc.	2,926	179,861
Ramsay Health Care Ltd. (Australia)	1,561	64,382

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Rhoen-Klinikum AG (Germany)	4,264	$120,751
Ryman Healthcare Ltd. (New Zealand)	28,518	133,578
Select Medical Holdings Corp.	3,739	40,344
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	23,400	49,045
Ship Healthcare Holdings, Inc. (Japan)	800	17,248
Sienna Sr. Living, Inc. (Canada)	5,800	73,146
Siloam International Hospitals Tbk PT (Indonesia)	700	592
Sinopharm Group Co. Ltd. (China) (Class H Stock)	83,600	294,050
Sonic Healthcare Ltd. (Australia)	11,891	152,947
Suzuken Co. Ltd. (Japan)	3,850	128,386
Synergy Health PLC (United Kingdom)*	2,823	92,669
Team Health Holdings, Inc.*	765	41,333
Toho Holdings Co. Ltd. (Japan)	4,900	102,203
United Drug PLC (Ireland)	52,255	397,741
UnitedHealth Group, Inc.	14,458	1,677,273
Universal Health Services, Inc. (Class B Stock)	1,488	185,717
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Hong Kong)*	30,500	22,826
VCA, Inc.*	1,580	83,187
Vibhavadi Medical Center PCL (Thailand)*	105,000	4,397
WellCare Health Plans, Inc.*	898	77,390

		12,955,636

Health Care REIT’s — 0.1%
Welltower, Inc.	26,650	1,804,738

Health Care Technology
Allscripts Healthcare Solutions, Inc.*(a)	3,375	41,850
Cegedim SA (France)*	507	20,441
Cerner Corp.*	2,521	151,159
HMS Holdings Corp.*(a)	1,300	11,401
Quality Systems, Inc.	803	10,021

		234,872

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	5,100	46,088
Ajisen China Holdings Ltd. (Hong Kong)	39,000	17,592
Alsea SAB de CV (Mexico)	5,600	16,527
Ambassador Hotel (The) (Taiwan)	13,000	10,950
AmRest Holdings SE (Poland)*	436	18,801
Aristocrat Leisure Ltd. (Australia)	8,326	50,639
Autogrill SpA (Italy)*	4,597	41,930
Berjaya Sports Toto Bhd (Malaysia)	10,304	7,221
BJ’s Restaurants, Inc.*	851	36,619
Bloomberry Resorts Corp. (Philippines)	60,500	6,759
Bloomin’ Brands, Inc.	2,635	47,904
Bob Evans Farms, Inc.	1,195	51,803
Brinker International, Inc.(a)	594	31,286
Carnival Corp.	17,653	877,354
Carnival PLC	12,998	673,053
Carnival PLC, ADR	6,094	315,243
Central Plaza Hotel PCL (Thailand)	8,200	8,472
Cheesecake Factory, Inc. (The)	1,352	72,954
China Lodging Group Ltd. (China), ADR*	700	17,031
China Star Entertainment Ltd. (Hong Kong)*	1,550,000	6,020
Chipotle Mexican Grill, Inc.*	295	212,474
City Lodge Hotels Ltd. (South Africa)	950	9,837
Compass Group PLC (United Kingdom)	24,712	394,721

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Cracker Barrel Old Country Store, Inc.(a)	760	$111,933
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	700	2,408
Darden Restaurants, Inc.	2,848	195,202
Domino’s Pizza Enterprises Ltd. (Australia)	10,189	289,806
Doutor Nichires Holdings Co. Ltd. (Japan)	6,500	99,614
Dunkin’ Brands Group, Inc.	1,900	93,100
Echo Entertainment Group Ltd. (Australia)	63,926	218,740
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	9,893
Erawan Group PCL (The) (Thailand)	15,100	1,539
Famous Brands Ltd. (South Africa)	1,229	11,985
Formosa International Hotels Corp. (Taiwan)	1,000	6,691
Gourmet Master Co. Ltd. (Taiwan)	2,000	11,880
Greene King PLC (United Kingdom)	13,826	166,629
Hiday Hidaka Corp. (Japan)	1,000	25,341
HIS Co. Ltd. (Japan)	1,300	42,505
Holiday Entertainment Co. Ltd. (Taiwan)	3,000	5,226
Homeinns Hotel Group (China), ADR*	1,000	28,740
Hoteles City Express SAB de CV (Mexico)*	8,900	11,477
Huangshan Tourism Development Co. Ltd. (China)	1,600	2,448
International Game Technology PLC (United Kingdom)	3,509	53,793
International Meal Co. Alimentacao SA (Brazil)*	1,500	1,846
Jack in the Box, Inc.	1,179	90,830
Jinmao Investments and Jinmao China Investments Holdings Ltd. (China)	12,500	7,419
Jollibee Foods Corp. (Philippines)	4,730	19,547
Kangwon Land, Inc. (South Korea)	3,070	109,726
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	84,289
Kuoni Reisen Holding AG (Switzerland)*	275	51,541
Kura Corp. (Japan)	700	22,205
Ladbrokes PLC (United Kingdom)	25,434	36,946
Leofoo Development Co. (Taiwan)	42,000	12,315
Lion Travel Service Co. Ltd. (Taiwan)	1,000	4,888
Magnum Bhd (Malaysia)	29,500	17,180
Major Cineplex Group PCL (Thailand)	12,300	10,844
Marriott Vacations Worldwide Corp.	1,456	99,212
Matsuya Foods Co. Ltd. (Japan)	7,500	144,018
McDonald’s Corp.	14,266	1,405,629
Melia Hotels International SA (Spain)	12,732	177,619
Minor International PCL (Thailand)	36,850	28,936
Mk Restaurants Group Pcl (Thailand)*	5,200	8,274
NET Holding A/S (Turkey)*	17,374	17,975
Ohsho Food Service Corp. (Japan)	7,100	235,034
Oriental Land Co. Ltd. (Japan)	1,900	106,102
OUE Ltd. (Singapore)	64,400	81,164
Panera Bread Co. (Class A Stock)*	436	84,327
Papa John’s International, Inc.	1,254	85,874
Plenus Co. Ltd. (Japan)	3,000	46,342
Rank Group PLC (United Kingdom)(g)	1,620	6,551
Resorttrust, Inc. (Japan)	3,000	74,634
Restaurant Group PLC (The) (United Kingdom)	13,135	134,395
REXLot Holdings Ltd. (Hong Kong)	675,000	19,083
Royal Holdings Co. Ltd. (Japan)	3,000	51,356
Saizeriya Co. Ltd. (Japan)	4,600	104,275
Shanghai Jinjiang International Travel Co. Ltd. (China)	4,300	13,812

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Shangri-La Asia Ltd. (Hong Kong)	84,000	$72,927
Six Flags Entertainment Corp.	1,698	77,734
SkiStar AB (Sweden)	1,166	16,578
Sodexo SA (France)	3,147	261,121
Spur Corp. Ltd. (South Africa)	4,777	11,375
Starbucks Corp.	14,266	810,879
Sun International Ltd. (South Africa)	2,512	15,819
Tatts Group Ltd. (Australia)	41,052	108,919
Texas Roadhouse, Inc.	2,551	94,897
Tokyo Dome Corp. (Japan)	9,000	39,390
Travellers International Hotel Group, Inc. (Philippines)	85,000	6,084
Tsogo Sun Holdings Ltd. (South Africa)	18,634	32,539
WATAMI Co. Ltd. (Japan)*	2,900	22,520
Whitbread PLC (United Kingdom)	2,685	190,222
William Hill PLC (United Kingdom)	20,787	110,558
Wowprime Corp. (Taiwan)	2,030	10,878
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)	4,500	2,212
Yum! Brands, Inc.	2,899	231,775
Zensho Holdings Co. Ltd. (Japan)	10,000	93,308

		9,964,151

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)*	50,000	24,660
Amica Wronki SA (Poland)	277	11,206
AmTRAN Technology Co. Ltd. (Taiwan)	82,000	38,849
Arcelik A/S (Turkey)	6,552	31,943
Basso Industry Corp. (Taiwan)*	4,000	6,017
Bellway PLC (United Kingdom)	19,779	745,254
Berkeley Group Holdings PLC (United Kingdom)	15,544	786,842
Bovis Homes Group PLC (United Kingdom)	37,440	571,333
Casio Computer Co. Ltd. (Japan)	6,800	123,772
Consorcio ARA SAB de CV (Mexico)*	39,600	14,242
Coway Co. Ltd. (South Korea)	1,231	87,107
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	7,000	14,726
De’longhi SpA (Italy)	3,412	83,834
Direcional Engenharia SA (Brazil)	2,300	2,094
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	40,089
Duni AB (Sweden)	7,973	117,167
Electrolux AB (Sweden) (Class B Stock)	4,679	132,214
Fabryki Mebli Forte SA (Poland)	695	9,434
Funai Electric Co. Ltd. (Japan)	5,600	51,824
Garmin Ltd.	3,006	107,855
GoPro, Inc.*	1,573	49,109
GUD Holdings Ltd. (Australia)	10,585	64,397
Haier Electronics Group Co. Ltd. (Hong Kong)	45,000	75,556
Helbor Empreendimentos SA (Brazil)	3,800	1,850
Helen of Troy Ltd.*	1,358	121,269
Husqvarna AB (Sweden) (Class B Stock)	10,815	70,928
Kinpo Electronics (Taiwan)*	114,000	36,560
Leggett & Platt, Inc.	3,255	134,269
LG Electronics, Inc. (South Korea)	6,719	259,545
Megawide Construction Corp. (Philippines)*	36,512	4,440
Metall Zug AG (Switzerland) (Class B Stock)	39	102,842
Misawa Homes Co. Ltd. (Japan)	4,500	27,259
Newell Rubbermaid, Inc.	3,447	136,880

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Nikon Corp. (Japan)	19,000	$229,774
Nobia AB (Sweden)	36,767	448,913
NVR, Inc.*	74	112,866
PanaHome Corp. (Japan)	14,000	91,040
Panasonic Corp. (Japan)	53,000	536,367
Rinnai Corp. (Japan)	1,100	83,926
Sampo Corp. (Taiwan)	50,000	19,518
Sangetsu Co. Ltd. (Japan)	10,800	172,671
SEB SA (France)	1,209	111,504
Sekisui Chemical Co. Ltd. (Japan)	17,000	178,934
Sekisui House Ltd. (Japan)	31,900	499,679
Steinhoff International Holdings Ltd. (South Africa)	53,621	329,257
Sumitomo Forestry Co. Ltd. (Japan)	12,600	141,134
Taiwan Sakura Corp. (Taiwan)	17,000	8,327
Taiwan Sanyo Electric Co. Ltd. (Taiwan)	15,000	11,150
Tamron Co. Ltd. (Japan)	1,200	21,921
Tatung Co. Ltd. (Taiwan)*	301,000	46,388
Token Corp. (Japan)	540	40,610
TopBuild Corp.*	1,570	48,623
Tsann Kuen China Enterprise Co. Ltd. (China)	3,300	2,631
Tupperware Brands Corp.	744	36,821
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	3,486	4,590
Welling Holding Ltd. (China)	74,000	12,300
Wuxi Little Swan Co. Ltd. (China)	12,200	26,220
Yuhua Energy Holdings Ltd. (Hong Kong)*	16,000	2,994
Zeng Hsing Industrial Co. Ltd. (Taiwan)	4,000	15,517

		7,319,041

Household Products — 0.3%
Church & Dwight Co., Inc.	2,762	231,732
Clorox Co. (The)	485	56,032
Colgate-Palmolive Co.	3,346	212,337
Earth Chemical Co. Ltd. (Japan)	1,500	57,066
Energizer Holdings, Inc.	1,539	59,575
Henkel AG & Co. KGaA (Germany)	2,269	200,554
HRG Group, Inc.*	4,000	46,920
Kimberly-Clark Corp.	1,354	147,640
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,000	36,184
LG Household & Health Care Ltd. (South Korea)	177	128,093
NVC Lighting Holding Ltd. (China)	119,000	—
Pigeon Corp. (Japan)	2,100	49,068
Procter & Gamble Co. (The)	57,461	4,133,744
PZ Cussons PLC (United Kingdom)	13,379	58,871
Reckitt Benckiser Group PLC (United Kingdom)	9,174	831,949
Spectrum Brands Holdings, Inc.	569	52,069
Svenska Cellulosa AB (Sweden) (Class B Stock)	15,012	420,068
Unicharm Corp. (Japan)	4,800	85,017
Unilever Indonesia Tbk PT (Indonesia)	2,300	5,975
Vinda International Holdings Ltd. (Hong Kong)	8,000	14,417

		6,827,311

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	31,300	28,929

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
AES Corp. (The)	11,909	$116,589
AES Gener SA (Chile)	51,394	24,038
AES Tiete SA (Brazil)	600	2,089
Calpine Corp.*	6,507	95,002
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	187,000	24,688
China Longyuan Power Group Corp. (China) (Class H Stock)	246,000	266,069
China Power International Development Ltd. (China)	136,000	88,713
China Resources Power Holdings Co. Ltd. (China)	92,000	211,220
CK Power PCL (Thailand)	60,400	4,095
Colbun SA (Chile)	183,292	47,232
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	86,000	32,650
Drax Group PLC (United Kingdom)	21,798	80,531
EDP Renovaveis SA (Spain)	10,208	67,084
Electric Power Development Co. Ltd. (Japan)	5,500	167,856
Electricity Generating PCL (Thailand)	12,700	53,536
Empresa Nacional de Electricidad SA (Chile), ADR	2,079	73,825
Enel Green Power SpA (Italy)	44,742	84,601
Energy Development Corp. (Philippines)	217,400	25,624
First Gen Corp. (Philippines)	49,500	23,463
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	34,820	22,258
Huadian Energy Co. Ltd. (China)*	45,400	24,380
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	322,000	111,437
Huadian Power International Corp. Ltd. (China) (Class H Stock)	52,000	40,801
Huaneng Power International, Inc. (China) (Class H Stock)	112,000	121,270
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	350,000	129,745
Lopez Holdings Corp. (Philippines)	139,900	17,600
NRG Energy, Inc.	13,328	197,921
Ratchaburi Electricity Generating Holding PCL (Thailand)	19,800	29,186
Renewables Infrastructure Group Ltd/The (Guernsey)	169,993	261,656
SPCG PCL (Thailand)	14,600	9,654
Taiwan Cogeneration Corp. (Taiwan)	25,000	16,039
Talen Energy Corp.*	2,106	21,271
Tractebel Energia SA (Brazil)	2,200	18,690
TransAlta Corp. (Canada)	9,800	45,530

		2,585,272

Industrial Conglomerates — 0.6%
3M Co.	8,859	1,255,940
Aboitiz Equity Ventures, Inc. (Philippines)	46,770	57,837
Akfen Holding A/S (Turkey)	724	2,103
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)	9,825	5,034
Antarchile SA (Chile)	7,356	72,494
Beijing Enterprises Holdings Ltd. (China)	29,000	174,703
Berli Jucker PCL (Thailand), NVDR	9,100	8,477
Bidvest Group Ltd. (The) (South Africa)	3,501	82,625
Boustead Holdings Bhd (Malaysia)	22,000	19,740

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
CITIC Ltd. (China)	350,000	$639,001
CJ Corp. (South Korea)	534	119,241
CK Hutchison Holdings Ltd. (Hong Kong)	109,500	1,424,336
Danaher Corp.	11,679	995,168
DCC PLC (United Kingdom)	3,331	251,711
DMCI Holdings, Inc. (Philippines)	137,350	37,562
Dogan Sirketler Grubu Holding A/S (Turkey)*	41,469	6,991
Enka Insaat ve Sanayi A/S (Turkey)	27,368	45,226
Far Eastern New Century Corp. (Taiwan)	226,680	202,396
General Electric Co.	234,293	5,908,869
Grupo KUO SAB De CV (Mexico)*	6,700	9,512
HAP Seng Consolidated Bhd (Malaysia)	10,800	13,636
Hopewell Holdings Ltd. (Hong Kong)	50,500	172,012
Hosken Consolidated Investments Ltd. (South Africa)	1,545	15,385
Indus Holding AG (Germany)	3,776	168,950
Industries Qatar QSC (Qatar)	1,548	52,405
Jardine Matheson Holdings Ltd. (Hong Kong)	9,018	426,101
Jardine Strategic Holdings Ltd. (Hong Kong)	8,832	237,051
JG Summit Holdings, Inc. (Philippines)	60,230	91,593
KAP Industrial Holdings Ltd. (South Africa)	29,230	13,520
KOC Holding A/S (Turkey)	15,192	59,312
Koninklijke Philips NV (Netherlands)	24,310	571,941
Mannai Corp. QSC (Qatar)	353	9,838
NWS Holdings Ltd. (Hong Kong)	120,000	158,180
PJ Development Holdings Bhd (Malaysia)	28,600	9,759
Quinenco SA (Chile)	20,801	41,839
Reunert Ltd. (South Africa)	3,054	13,442
Roper Technologies, Inc.	1,685	264,040
San Miguel Corp. (Philippines)	74,860	77,738
Shanghai Industrial Holdings Ltd. (China)	37,000	82,085
Shun Tak Holdings Ltd. (Hong Kong)	388,000	147,202
Siemens AG (Germany)	19,570	1,748,334
Sigdo Koppers SA (Chile)	3,244	3,822
Sime Darby Bhd (Malaysia)	66,200	117,246
SK C&C Co. Ltd. (South Korea)	509	105,066
Smiths Group PLC (United Kingdom)	8,875	135,226
Yazicilar Holding A/S (Turkey) (Class A Stock)	3,133	16,797

		16,071,486

Insurance — 1.1%
ACE Ltd.	9,873	1,020,868
Admiral Group PLC (United Kingdom)	4,300	97,798
Aflac, Inc.	8,030	466,784
AIA Group Ltd. (Hong Kong)	274,800	1,429,166
Alleghany Corp.*	680	318,315
Allianz SE (Germany)	13,819	2,170,880
Allied World Assurance Co. Holdings AG	4,366	166,650
Allstate Corp. (The)	13,334	776,572
American Financial Group, Inc.	2,763	190,398
Amlin PLC (United Kingdom)	19,143	190,226
Amtrust Financial Services, Inc.	1,300	81,874
AON PLC	4,572	405,125
Arch Capital Group Ltd.*	4,829	354,787
Argo Group International Holdings Ltd.	1,574	89,073
Arthur J Gallagher & Co.	3,967	163,758
Aspen Insurance Holdings Ltd. (Bermuda)	3,781	175,703
Assicurazioni Generali SpA (Italy)	42,934	785,533

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assurant, Inc.	3,220	$254,412
Axis Capital Holdings Ltd.	4,622	248,294
BB Seguridade Participacoes SA (Brazil)	5,000	31,139
Beazley PLC (United Kingdom)	119,688	647,068
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	363
Brown & Brown, Inc.	3,304	102,325
Chubb Corp. (The)	5,516	676,537
Cincinnati Financial Corp.	2,804	150,855
CNinsure, Inc. (China), ADR*	2,200	16,830
Discovery Ltd. (South Africa)	3,007	29,917
Dongbu Insurance Co. Ltd. (South Korea)	2,080	107,877
Endurance Specialty Holdings Ltd.	3,631	221,600
Euler Hermes Group (France)	725	67,240
Everest Re Group Ltd.	1,907	330,559
Fairfax Financial Holdings Ltd. (Canada)	500	227,703
First American Financial Corp.	3,860	150,810
First Insurance Co. Ltd. (The) (Taiwan)	43,000	16,938
FNF Group	8,219	291,528
Gjensidige Forsikring ASA (Norway)	7,696	103,623
Great Eastern Holdings Ltd. (Singapore)	2,000	29,965
Great-West Lifeco, Inc. (Canada)	8,000	191,652
Grupo Catalana Occidente SA (Spain)	1,752	50,416
Hannover Rueck SE (Germany)	2,516	257,718
Hanover Insurance Group, Inc. (The)	2,330	181,041
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	93,420
HCC Insurance Holdings, Inc.	2,940	227,762
Hiscox Ltd. (United Kingdom)	46,180	658,727
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	110,121
Insurance Australia Group Ltd. (Australia)	58,912	201,428
Intact Financial Corp. (Canada)	4,100	287,937
Kemper Corp.	2,112	74,701
Korean Reinsurance Co. (South Korea)	8,170	98,365
Lancashire Holdings Ltd. (United Kingdom)	53,729	562,007
Liberty Holdings Ltd. (South Africa)	2,259	20,639
LIG Insurance Co. Ltd. (South Korea)	4,447	88,716
Loews Corp.	15,489	559,772
Long Bon International Co. Ltd. (Taiwan)	13,000	8,304
Markel Corp.*	316	253,388
Marsh & McLennan Cos., Inc.	6,330	330,553
Menorah Mivtachim Holdings Ltd. (Israel)	2,175	19,000
Mercuries & Associates Holding Ltd. (Taiwan)	29,000	18,643
Mercuries Life Insurance Co. Ltd. (Taiwan)	73,372	42,490
Mercury General Corp.	3,142	158,702
MMI Holdings Ltd. (South Africa)	14,973	25,763
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	5,996	1,119,846
NN Group NV (Netherlands)	10,130	290,806
Old Republic International Corp.	7,075	110,653
Panin Financial Tbk PT (Indonesia)*	805,300	10,578
PartnerRe Ltd. (Bermuda)	2,627	364,838
Porto Seguro SA (Brazil)	1,600	12,107
Power Corp. of Canada (Canada)	14,300	296,501
Power Financial Corp. (Canada)	8,600	197,197
Powszechny Zaklad Ubezpieczen SA (Poland)	1,176	120,745
Primerica, Inc.	2,246	101,227
ProAssurance Corp.	3,541	173,757

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	8,949	$274,197
Qualitas Controladora SAB de CV (Mexico)*	1,800	2,475
Rand Merchant Insurance Holdings Ltd. (South Africa)	6,947	20,803
Reinsurance Group of America, Inc.	2,843	257,547
RenaissanceRe Holdings Ltd. (Bermuda)	2,542	270,265
RSA Insurance Group PLC (United Kingdom)	27,509	167,707
Sampo OYJ (Finland) (Class A Stock)	10,627	514,319
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,392	328,710
Samsung Life Insurance Co. Ltd. (South Korea)	5,076	424,482
Sanlam Ltd. (South Africa)	20,441	88,397
Santam Ltd. (South Africa)	101	1,647
SCOR SE (France)	9,212	330,807
Shin Kong Financial Holding Co. Ltd. (Taiwan)	847,727	201,620
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	19,738
Societa Cattolica di Assicurazioni Scrl (Italy)	9,791	68,985
Sony Financial Holdings, Inc. (Japan)	6,700	109,967
StanCorp Financial Group, Inc.	1,206	137,725
Stewart Information Services Corp.	1,044	42,710
Sul America SA (Brazil), UTS	4,100	18,719
Syarikat Takaful Malaysia Bhd (Malaysia)	2,100	1,801
Symetra Financial Corp.	4,839	153,106
Taiwan Life Insurance Co. Ltd. (Taiwan)*	20,000	16,531
Talanx AG (Germany)	2,031	60,846
Thai Reinsurance PCL (Thailand)*	38,900	3,022
Third Point Reinsurance Ltd. (Bermuda)*(a)	3,991	53,679
Tokio Marine Holdings, Inc. (Japan)	28,500	1,064,760
Topdanmark A/S (Denmark)*	5,428	154,205
Torchmark Corp.	3,685	207,834
Travelers Cos., Inc. (The)	9,700	965,441
Tryg A/S (Denmark)	4,590	89,181
Unipol Gruppo Finanziario SpA (Italy)	23,160	101,766
UnipolSai SpA (Italy)	29,030	63,126
Unum Group	8,125	260,650
Validus Holdings Ltd.	5,605	252,617
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,763	81,470
W.R. Berkley Corp.	3,266	177,572
Willis Group Holdings PLC	3,529	144,583
XL Group PLC (Ireland)	11,287	409,944
Zurich Insurance Group AG (Switzerland)*	5,578	1,369,434

		28,821,001

Internet & Catalog Retail
ASKUL Corp. (Japan)	1,600	60,908
Ctrip.com International Ltd. (China), ADR*	1,800	113,724
HSN, Inc.	631	36,118
JD.com, Inc. (China), ADR*(a)	8,600	224,116
Lands’ End, Inc.*	1,232	33,276
Liberty Interactive Corp. QVC Group (Class A Stock)*	11,563	303,297
momo.com, Inc. (Taiwan)*	1,000	5,928
Rakuten, Inc. (Japan)	5,200	66,469
Takkt AG (Germany)	4,701	88,338
Vipshop Holdings Ltd. (China), ADR*(a)	3,500	58,800

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
zooplus AG (Germany)*	2,444	$309,416

		1,300,390

Internet Software & Services — 0.5%
Addcn Technology Co. Ltd. (Taiwan)	1,000	8,991
Alibaba Group Holding Ltd. (China), ADR*(a)	20,100	1,185,297
Bankrate, Inc.*(a)	2,194	22,708
Blucora, Inc.*	1,983	27,306
carsales.com Ltd. (Australia)	6,253	43,076
Cimpress NV (Netherlands)*(a)	1,154	87,831
Criteo SA (France), ADR*	761	28,568
eBay, Inc.*	29,699	725,844
Facebook, Inc. (Class A Stock)*	23,594	2,121,101
Google, Inc. (Class A Stock)*	4,434	2,830,533
Google, Inc. (Class C Stock)*	4,231	2,574,225
Gree, Inc. (Japan)	43,600	195,284
GrubHub, Inc.*	1,594	38,798
Gurunavi, Inc. (Japan)	11,600	191,548
IAC/InterActiveCorp	1,421	92,749
j2 Global, Inc.	1,232	87,287
Jiayuan.com International Ltd. (China), ADR	600	3,687
Kakaku.com, Inc. (Japan)	2,100	34,105
Liquidity Services, Inc.*	762	5,631
Moneysupermarket.com Group PLC (United Kingdom)	84,279	431,508
NAVER Corp. (South Korea)	441	191,145
NetEase, Inc. (China), ADR	2,100	252,252
NIC, Inc.	1,542	27,309
PChome Online, Inc. (Taiwan)	188	2,167
Renren, Inc. (China), ADR*	6,100	18,910
SINA Corp. (China)*	2,500	100,300
Sohu.com, Inc. (China)*	700	28,910
Telecity Group PLC (United Kingdom)	5,096	83,985
Tencent Holdings Ltd. (China)	67,000	1,129,392
Twitter, Inc.*	5,248	141,381
WebMD Health Corp.*	680	27,091
XING AG (Germany)	194	41,621
Yahoo! Japan Corp. (Japan)	24,700	94,033
Yandex NV (Russia) (Class A Stock)*	2,800	30,044

		12,904,617

IT Services — 0.5%
Accenture PLC (Class A Stock)	7,826	768,983
AGTech Holdings Ltd. (Hong Kong)*	36,000	7,829
Alten SA (France)	6,405	328,974
Amadeus IT Holding SA (Spain) (Class A Stock)	4,917	210,671
Amdocs Ltd.	4,836	275,072
Atea ASA (Norway)*	41,856	384,976
AtoS (France)	2,968	228,141
Automatic Data Processing, Inc.	3,673	295,162
Bechtle AG (Germany)	570	51,424
Blackhawk Network Holdings, Inc.*	965	40,906
Booz Allen Hamilton Holding Corp.	1,898	49,747
Broadridge Financial Solutions, Inc.	1,960	108,486
CACI International, Inc. (Class A Stock)*	665	49,190
Cap Gemini SA (France)	3,709	331,226
Cardtronics, Inc.*(a)	1,103	36,068
CGI Group, Inc. (Canada) (Class A Stock)*	8,100	293,469

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
China Public Procurement Ltd. (Hong Kong)*	632,000	$10,163
Chinasoft International Ltd. (China)*	62,000	23,930
Cielo SA (Brazil)	2,820	26,219
Computershare Ltd. (Australia)	10,602	79,171
Convergys Corp.	3,879	89,644
DH Corp. (Canada)	3,300	96,861
Digital Garage, Inc. (Japan)	5,500	76,161
DST Systems, Inc.	709	74,544
DTS Corp. (Japan)	17,800	420,583
Engineering SpA (Italy)	4,703	270,339
EOH Holdings Ltd. (South Africa)	783	8,409
ExlService Holdings, Inc.*	81	2,991
Fidelity National Information Services, Inc.	5,081	340,833
Fiserv, Inc.*	3,251	281,569
FleetCor Technologies, Inc.*	720	99,086
Forrester Research, Inc.	1,005	31,597
Fujitsu Ltd. (Japan)	68,000	295,786
Gartner, Inc.*	1,082	90,812
Genpact Ltd.*	3,725	87,947
GFT Technologies SE (Germany)	4,035	98,636
Global Payments, Inc.	1,157	132,743
Heartland Payment Systems, Inc.	725	45,682
Indra Sistemas SA (Spain)*	6,491	67,470
International Business Machines Corp.	14,700	2,131,059
interXion Holding NV (Netherlands)*	1,993	53,970
Iress Ltd. (Australia)	7,146	48,230
IT Holdings Corp. (Japan)	6,800	154,262
Itochu Techno-Solutions Corp. (Japan)	2,000	42,654
Jack Henry & Associates, Inc.	989	68,844
Leidos Holdings, Inc.	2,118	87,495
Luxoft Holding, Inc.*	300	18,987
MasterCard, Inc. (Class A Stock)	10,897	982,038
Matrix IT Ltd. (Israel)	19,105	112,605
MAXIMUS, Inc.	1,520	90,531
NEC Networks & System Integration Corp. (Japan)	2,600	46,484
NET One Systems Co. Ltd. (Japan)	10,800	61,096
NeuStar, Inc. (Class A Stock)*(a)	3,496	95,126
Nihon Unisys Ltd. (Japan)	5,100	52,804
Nomura Research Institute Ltd. (Japan)	2,860	109,787
NS Solutions Corp. (Japan)	1,000	42,267
NTT Data Corp. (Japan)	3,600	181,500
Obic Co. Ltd. (Japan)	2,400	109,786
Otsuka Corp. (Japan)	1,500	73,085
Paychex, Inc.(a)	3,148	149,939
PayPal Holdings, Inc.*	15,850	491,984
QIWI PLC (Russia), ADR	300	4,836
Science Applications International Corp.	1,593	64,055
SCSK Corp. (Japan)	1,900	71,327
SMS Management & Technology Ltd. (Australia)	9,900	36,382
Sonda SA (Chile)	14,933	22,351
Systex Corp. (Taiwan)*	11,000	17,845
Tieto OYJ (Finland)	3,104	78,404
Total System Services, Inc.	3,230	146,739
Vantiv, Inc. (Class A Stock)*	2,837	127,438
Visa, Inc. (Class A Stock)	23,720	1,652,335
Western Union Co. (The)(a)	9,693	177,963

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Wirecard AG (Germany)	2,154	$103,139

		13,918,847

Leisure Products — 0.1%
Accell Group (Netherlands)	4,757	101,685
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	9,313
Amer Sports OYJ (Finland)	3,782	96,198
Daikoku Denki Co. Ltd. (Japan)	1,000	13,506
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	43,750
Goodbaby International Holdings Ltd. (China)*	39,000	17,361
Hasbro, Inc.	2,300	165,922
Heiwa Corp. (Japan)	3,400	58,312
Johnson Health Tech Co. Ltd. (Taiwan)	6,015	8,098
KMC Kuei Meng International, Inc. (Taiwan)	1,000	3,909
Mars Engineering Corp. (Japan)	3,600	60,570
Mattel, Inc.(a)	6,697	141,039
Merida Industry Co. Ltd. (Taiwan)	5,200	28,080
Namco Bandai Holdings, Inc. (Japan)	7,300	169,424
Sankyo Co. Ltd. (Japan)	2,600	92,498
Sega Sammy Holdings, Inc. (Japan)	6,600	64,408
Shimano, Inc. (Japan)	1,000	140,496
Sturm Ruger & Co., Inc.	593	34,803
Tomy Co. Ltd. (Japan)	8,900	43,481
Trigano SA (France)	5,060	240,411
Universal Entertainment Corp. (Japan)	1,100	19,406
Yamaha Corp. (Japan)	8,000	177,185
Zhonglu Co. Ltd. (China)*	1,800	4,684

		1,734,539

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	108,086
Cambrex Corp.*	875	34,720
Charles River Laboratories International, Inc.*	1,197	76,033
Eurofins Scientific SE (Luxembourg)	132	40,591
Evotec AG (Germany)*	5,541	24,683
Gerresheimer AG (Germany)	2,526	184,644
ICON PLC*	1,730	122,778
PerkinElmer, Inc.	2,216	101,847
QIAGEN NV*	6,572	169,527
Tecan Group AG (Switzerland)	2,285	321,736
Thermo Fisher Scientific, Inc.	6,507	795,676
Waters Corp.*	1,226	144,925
WuXi PharmaTech Cayman, Inc. (China), ADR*	1,800	77,778

		2,203,024

Machinery — 0.3%
Alfa Laval AB (Sweden)	8,600	140,789
Andritz AG (Austria)	1,514	68,223
Atlas Copco AB (Sweden) (Class A Stock)	8,204	197,298
Atlas Copco AB (Sweden) (Class B Stock)	6,614	147,943
Bando Chemical Industries Ltd. (Japan)	6,000	23,227
Biesse SpA (Italy)	13,376	202,586
Blount International, Inc.*	1,660	9,246
Burckhardt Compression Holding AG (Switzerland)	101	32,663
C Sun Manufacturing Ltd. (Taiwan)	10,000	4,144
Chia Chang Co. Ltd. (Taiwan)	17,000	11,241

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
China Conch Venture Holdings Ltd. (China)	64,500	$137,221
CLARCOR, Inc.	2,332	111,190
CNH INDUSTRIAL NV (United Kingdom)	38,879	253,429
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	37,009
CSBC Corp. Taiwan (Taiwan)	36,000	14,048
Deere & Co.	6,417	474,858
Donaldson Co., Inc.	4,247	119,256
Duerr AG (Germany)	5,895	414,719
Duro Felguera SA (Spain)	14,063	32,529
EVA Precision Industrial Holdings Ltd. (Hong Kong)	60,000	11,771
FANUC Corp. (Japan)	3,100	476,900
Fuji Machine Manufacturing Co. Ltd. (Japan)	16,000	140,751
Fujitec Co. Ltd. (Japan)	4,000	34,947
G Shank Enterprise Co. Ltd. (Taiwan)	12,529	8,314
Glory Ltd. (Japan)	3,900	92,177
Grupo Rotoplas SAB de CV (Mexico)*	4,600	7,592
Haitian International Holdings Ltd. (China)	19,000	31,447
Hillenbrand, Inc.	2,781	72,334
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR*	18,597	6,862
Hoshizaki Electric Co. Ltd. (Japan)	1,800	126,174
Hsin Yung Chien Co. Ltd. (Taiwan)	3,000	6,943
Huangshi Dongbei Electrical Appliance Co. Ltd. (China)*	7,400	8,044
Illinois Tool Works, Inc.	5,280	434,597
Interpump Group SpA (Italy)	4,970	66,279
Iochpe-Maxion SA (Brazil)	900	3,478
Jungheinrich AG (Germany)	3,615	262,105
Kama Co. Ltd. (China)*	5,500	4,598
Kaori Heat Treatment Co. Ltd. (Taiwan)	2,000	1,970
King Slide Works Co. Ltd. (Taiwan)	1,000	13,675
Koenig & Bauer AG (Germany)*	2,088	61,432
Komori Corp. (Japan)	12,900	133,153
Kone OYJ (Finland) (Class B Stock)	4,767	181,422
Kopex SA (Poland)	3,719	5,414
Krones AG (Germany)	1,807	190,446
Kurita Water Industries Ltd. (Japan)	4,800	101,910
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	8,100	81,031
MAN SE (Germany)	1,188	121,021
Minebea Co. Ltd. (Japan)	12,000	127,385
Mirle Automation Corp. (Taiwan)	1,550	1,219
Nak Sealing Technologies Corp. (Taiwan)	2,000	4,573
Nitto Kohki Co. Ltd. (Japan)	16,600	317,477
Oiles Corp. (Japan)	3,360	49,889
Pfeiffer Vacuum Technology AG (Germany)	509	58,807
Proto Labs, Inc.*	599	40,133
QST International Corp. (Taiwan)	1,000	2,619
Rechi Precision Co. Ltd. (Taiwan)	18,360	12,790
Rotork PLC (United Kingdom)	27,120	67,749
San Shing Fastech Corp. (Taiwan)	3,000	5,566
Schindler Holding AG (Switzerland), (BRN)	629	90,354
Shanghai Diesel Engine Co. Ltd. (China)	7,900	5,412
Shanghai Highly Group Co. Ltd. (China)	4,300	2,627
Shanghai Mechanical and Electrical Industry Co. Ltd. (China)	3,800	8,641
Shanghai Shibei Hi-Tech Co. Ltd. (China)	15,400	13,075
Shanghai Zhenhua Heavy Industries Co. Ltd. (China)*	22,200	10,811

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Shin Zu Shing Co. Ltd. (Taiwan)*	7,000	$21,179
Shinmaywa Industries Ltd. (Japan)	7,000	70,702
Sinmag Equipment Corp. (Taiwan)	1,000	3,648
Sinotruk Hong Kong Ltd. (China)	61,000	21,920
Sintokogio Ltd. (Japan)	3,000	23,541
SKF AB (Sweden) (Class B Stock)	10,109	185,788
Spirax-Sarco Engineering PLC (United Kingdom)	2,545	108,014
Stanley Black & Decker, Inc.	2,288	221,890
Star Micronics Co. Ltd. (Japan)	3,100	42,338
Syncmold Enterprise Corp. (Taiwan)	5,000	7,073
Tadano Ltd. (Japan)	4,000	44,396
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	9,240	6,801
Toro Co. (The)	1,669	117,731
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	124	3,004
Valmont Industries, Inc.	947	89,861
Vossloh AG (Germany)*	1,276	94,937
Wartsila OYJ (Finland)	3,988	158,254
WEG SA (Brazil)	6,320	24,661
Xylem, Inc.	4,936	162,148
Yangzijiang Shipbuilding Holdings Ltd. (China)	196,500	157,122
Yungtay Engineering Co. Ltd. (Taiwan)	15,000	23,822

		7,526,363

Marine
Cia Sud Americana de Vapores SA (Chile)*	886,566	26,188
Clarkson PLC (United Kingdom)	2,253	69,425
Dfds A/S (Denmark)	4,885	155,460
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	128,800	54,413
Grindrod Ltd. (South Africa)	17,762	18,945
Kuehne & Nagel International AG (Switzerland)	653	83,967
Qatar Navigation (Qatar)	1,577	42,430
Shih Wei Navigation Co. Ltd. (Taiwan)	20,999	7,906
Sincere Navigation Corp. (Taiwan)	19,000	10,459
Sinotrans Shipping Ltd. (China)	142,000	27,476
SITC International Holdings Co. Ltd. (China)	59,000	28,578
Stolt-Nielsen Ltd. (Norway)	3,470	49,773
Tianjin Tianhai Investment Co. Ltd. (China)*	38,100	18,212
Trencor Ltd. (South Africa)	4,126	15,568
U-Ming Marine Transport Corp. (Taiwan)	20,000	21,312
Wan Hai Lines Ltd. (Taiwan)	39,000	24,692
Wilh Wilhelmsen ASA (Norway)	10,038	43,155
Wisdom Marine Lines Co. Ltd. (Taiwan)*	26,912	30,370
Yang Ming Marine Transport Corp. (Taiwan)*	87,000	25,273

		753,602

Media — 0.7%
Aimia, Inc. (Canada)	6,900	60,391
Alibaba Pictures Group Ltd. (Hong Kong)*	160,000	35,756
ASATSU-DK, Inc. (Japan)	2,100	47,249
Asian Pay Television Trust (Singapore)	232,800	128,550
Astro Malaysia Holdings Bhd (Malaysia)	12,900	8,270
Avex Group Holdings, Inc. (Japan)	2,700	30,682
Axel Springer SE (Germany)	1,256	70,237
BEC World PCL (Thailand)	15,100	13,313
Bona Film Group Ltd. (China), ADR*	800	9,528

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Cable One, Inc.*	113	$47,394
Carmike Cinemas, Inc.*	706	14,184
Caxton and CTP Publishers and Printers Ltd. (South Africa)	11,167	15,375
Charter Communications, Inc. (Class A Stock)*(a)	196	34,467
Cheil Worldwide, Inc. (South Korea)*	3,891	60,119
Cinemark Holdings, Inc.	3,724	120,993
Cineplex, Inc. (Canada)	2,800	99,516
Cineworld Group PLC (United Kingdom)	12,068	101,488
Cogeco Cable, Inc. (Canada)	1,400	67,666
Comcast Corp. (Class A Stock)	52,577	2,990,580
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	40,178
CTC Media, Inc. (Russia)	6,000	10,500
CTS Eventim AG & Co KGaA (Germany)	2,853	105,820
CyberAgent, Inc. (Japan)	1,200	46,942
Cyfrowy Polsat SA (Poland)*	11,058	68,041
Daiichikosho Co. Ltd. (Japan)	1,900	67,344
Dentsu, Inc. (Japan)	6,800	348,977
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	91,469
Discovery Communications, Inc. (Class C Stock)*(a)	7,595	184,483
DISH Network Corp. (Class A Stock)*	3,277	191,180
Entertainment One Ltd. (Canada)	36,095	135,600
Eutelsat Communications SA (France)	4,741	145,412
Fuji Media Holdings, Inc. (Japan)	5,500	64,089
Gannett Co., Inc.	3,989	58,758
Global Mediacom Tbk PT (Indonesia)	256,600	16,511
Grupo Televisa SAB (Mexico), ADR	6,420	167,048
Hakuhodo DY Holdings, Inc. (Japan)	11,000	104,289
IPSOS (France)	2,306	45,295
JCDecaux SA (France)	2,493	90,623
Kinepolis Group NV (Belgium)	2,015	78,378
Lagardere SCA (France)	6,432	178,226
Liberty Broadband Corp. (Class A Stock)*	916	47,119
Liberty Broadband Corp. (Class C Stock)*	1,833	93,795
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,441	104,817
Liberty Global PLC (United Kingdom) (Class C Stock)*	7,026	288,207
Madison Square Garden Co. (The) (Class A Stock)*	1,297	93,566
Media Nusantara Citra Tbk PT (Indonesia)	96,200	10,803
Megacable Holdings SAB de CV (Mexico)	16,400	59,663
Meredith Corp.	1,303	55,482
Multiplus SA (Brazil)	200	1,627
News Corp. (Class A Stock)	22,422	282,966
Nippon Television Holdings, Inc. (Japan)	1,100	17,772
NOS SGPS (Portugal)	58,706	484,920
Omnicom Group, Inc.	3,831	252,463
Pearson PLC (United Kingdom)	26,725	456,807
Publicis Groupe SA (France)	5,705	389,898
Quebecor, Inc. (Canada) (Class B Stock)	3,400	74,420
REA Group Ltd. (Australia)	1,518	47,537
Reed Elsevier NV (United Kingdom)	9,519	155,513
RELX PLC (United Kingdom)	11,955	205,045
Scholastic Corp.	1,134	44,181
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,935	193,563

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
SES SA (Luxembourg)	9,319	$294,102
Shaw Communications, Inc. (Canada) (Class B Stock)	12,400	240,102
Singapore Press Holdings Ltd. (Singapore)	46,600	125,779
SKY Network Television Ltd. (New Zealand)	26,549	79,120
SKY Perfect JSAT Holdings, Inc. (Japan)	85,400	401,442
Sky PLC (United Kingdom)	10,091	159,650
Smiles SA (Brazil)	300	2,275
Societe Television Francaise 1 (France)	2,595	36,495
Star Media Group Bhd (Malaysia)	33,100	18,373
Surya Citra Media Tbk PT (Indonesia)	37,200	6,995
Television Broadcasts Ltd. (Hong Kong)	31,900	106,453
Thomson Reuters Corp.	9,800	393,909
Time Warner Cable, Inc.	4,243	761,067
Time Warner, Inc.	20,132	1,384,075
Time, Inc.	6,389	121,710
Toei Co. Ltd. (Japan)	7,000	55,083
Toho Co. Ltd. (Japan)	3,700	84,336
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	41,613
Tribune Co.	4,189	149,128
TV Asahi Holdings Corp. (Japan)	2,200	33,641
TV Azteca SAB de CV (Mexico), UTS	68,800	10,866
VGI Global Media PCL (Thailand)	21,000	2,025
Viacom, Inc. (Class B Stock)	12,065	520,605
Visi Media Asia Tbk PT (Indonesia)*	152,500	3,331
Vivendi SA (France)	35,026	829,830
Walt Disney Co. (The)	25,596	2,615,911
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	114,619
Wolters Kluwer NV (Netherlands)	5,598	172,640
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	30,747

		18,351,007

Metals & Mining — 0.3%
Acacia Mining PLC (United Kingdom)	19,988	74,985
Acerinox SA (Spain)(a)	5,029	44,965
Agnico Eagle Mines Ltd. (Canada)	8,238	208,836
Alamos Gold, Inc. (Canada)	11,121	41,167
AMAG Austria Metall AG (Austria)	1,807	64,572
AngloGold Ashanti Ltd. (South Africa), ADR*	11,824	96,839
Aquarius Platinum Ltd. (South Africa)*	86,936	8,614
ArcelorMittal SA (Luxembourg)	52,822	273,929
Asahi Holdings, Inc. (Japan)	3,900	58,588
Aurubis AG (Germany)	9,062	576,768
B2Gold Corp. (Canada)*	39,400	41,629
Barrick Gold Corp. (Canada)	61,100	388,714
Bengang Steel Plates Co. Ltd. (China)	13,500	4,500
BlueScope Steel Ltd. (Australia)	36,717	93,539
Boryszew SA (Poland)	2,338	3,015
Centerra Gold, Inc. (Canada)	8,800	49,720
Chiho-Tiande Group Ltd. (Hong Kong)*	2,000	1,342
China Hanking Holdings Ltd. (China)*	8,000	4,134
China Metal Products Co. Ltd. (Taiwan)	22,220	19,378
China Metal Resources Utilization Ltd. (China)	16,000	4,911
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	436,000	17,268
China Steel Corp. (Taiwan)	643,013	375,772
Chung Hung Steel Corp. (Taiwan)*	54,000	6,845
Cia de Minas Buenaventura SAA (Peru), ADR(a)	8,700	51,852

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Cia Minera Milpo SA (Peru)	51,561	$28,554
Da Ming International Holdings Ltd. (China)	26,000	8,187
Detour Gold Corp. (Canada)*	10,400	110,897
Eldorado Gold Corp. (Canada)	60,100	192,752
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	42,762	52,786
Evolution Mining Ltd. (Australia)	103,415	92,118
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	21,000	23,188
Franco-Nevada Corp. (Canada)	4,300	189,496
G J Steel Pcl (Thailand)*	526,770	3,338
Gerdau SA (Brazil)	5,900	6,682
Gerdau SA (Brazil), ADR	19,600	26,852
Gloria Material Technology Corp. (Taiwan)	26,000	13,456
Gold Fields Ltd. (South Africa), ADR	29,258	77,826
Goldcorp, Inc. (Canada)	47,700	597,993
G-Resources Group Ltd. (Hong Kong)	657,000	17,112
Grupa Kety SA (Poland)	242	18,468
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,000	7,416
Hanson International Tbk PT (Indonesia)*	123,800	5,880
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	18,136	10,936
Hengshi Mining Investments Ltd. (China)*	16,000	3,881
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	16,511
Inner Mongolia Eerduosi Resources Co. Ltd. (China) (Class B Stock)	44,000	37,180
Kinross Gold Corp. (Canada)*	66,500	115,609
Koza Altin Isletmeleri A/S (Turkey)	909	6,602
Magnitogorsk Iron & Steel Works (Russia), GDR	12,516	50,593
Maruichi Steel Tube Ltd. (Japan)	3,300	74,700
Minsur SA (Peru)	104,278	24,196
MMC Norilsk Nickel PJSC (Russia), ADR	23,160	332,809
New Gold, Inc. (Canada)*	42,400	95,634
Newcrest Mining Ltd. (Australia)*	32,014	288,088
Newmont Mining Corp.	22,241	357,413
Nickel Asia Corp. (Philippines)	68,200	9,361
Nittetsu Mining Co. Ltd. (Japan)	18,000	71,656
Nord Gold NV (Russia)	1,846	5,169
North Mining Shares Co. Ltd. (Hong Kong)*	1,500,000	17,673
Northern Star Resources Ltd. (Australia)	16,308	30,895
Novolipetsk Steel OJSC (Russia), RegS	3,037	34,774
Pan American Silver Corp. (Canada)	14,400	91,504
Paranapanema SA (Brazil)*	11,200	5,735
Philex Mining Corp. (Philippines)	83,200	8,491
Polymetal International PLC (Russia)	3,541	30,475
Polyus Gold International Ltd. (Russia)	6,145	17,894
POSCO (South Korea)	6,561	927,693
Randgold Resources Ltd. (United Kingdom)	1,835	108,127
Randgold Resources Ltd. (United Kingdom), ADR	2,163	127,812
Regis Resources Ltd. (Australia)	105,458	133,378
Royal Bafokeng Platinum Ltd. (South Africa)*	636	1,106
Royal Gold, Inc.	2,438	114,537
Severstal PAO (Russia), GDR	8,520	90,907
Sibanye Gold Ltd. (South Africa), ADR	6,410	29,742
Silver Wheaton Corp. (Canada)	15,800	189,908
Sociedad Minera Cerro Verde SAA (Peru)*	294	4,707
South32 Ltd. (Australia)*	243,802	235,658

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
STP & I PCL (Thailand)	14,090	$5,827
TA Chen Stainless Pipe Co. Ltd. (Taiwan)	44,172	20,145
Thye Ming Industrial Co. Ltd. (Taiwan)	5,000	4,461
Ton Yi Industrial Corp. (Taiwan)	30,000	14,586
Tung Ho Steel Enterprise Corp. (Taiwan)	48,000	25,092
United Co. RUSAL PLC (Russia)*	75,000	30,217
Usinas Siderurgicas de Minas Gerais SA (Brazil)	6,800	14,288
Vale SA (Brazil), ADR	19,500	81,900
Voestalpine AG (Austria)	3,033	104,283
Volcan Cia Minera SAA (Peru) (Class B Stock)	251,294	29,387
Yamana Gold, Inc. (Canada)	96,685	163,013
YC INOX Co. Ltd. (Taiwan)	14,000	7,483
Yeong Guan Energy Technology Group Co. Ltd. (Taiwan)	2,000	10,567
Yieh Phui Enterprise Co. Ltd. (Taiwan)	120,705	25,968
Yodogawa Steel Works Ltd. (Japan)	1,800	33,626
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	107,000	56,225

		8,313,305

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	15,900	9,781
Big Lots, Inc.(a)	1,641	78,637
Can Do Co. Ltd. (Japan)	2,100	26,729
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	224,897
Debenhams PLC (United Kingdom)	229,832	275,079
Dillard’s, Inc. (Class A Stock)	1,156	101,023
Dollar General Corp.	6,624	479,843
Dollar Tree, Inc.*	3,478	231,843
Dollarama, Inc. (Canada)	3,300	222,877
Don Quijote Holdings Co. Ltd. (Japan)	2,400	90,422
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	13,100	170,065
Far Eastern Department Stores Co. Ltd. (Taiwan)	89,000	47,408
Golden Eagle Retail Group Ltd. (China)	20,000	23,432
Grand Ocean Retail Group Ltd. (Taiwan)	10,000	10,534
Grupo Famsa SAB de CV (Mexico)*	15,700	11,609
Grupo Sanborns SAB de CV (Mexico)	19,400	31,215
H2O Retailing Corp. (Japan)	4,500	85,133
Harvey Norman Holdings Ltd. (Australia)	16,067	44,010
Hyundai Department Store Co. Ltd. (South Korea)	734	83,177
Izumi Co. Ltd. (Japan)	2,200	89,053
J Front Retailing Co. Ltd. (Japan)	12,000	194,383
Kohl’s Corp.(a)	5,790	268,135
Lojas Renner SA (Brazil)	4,000	18,706
Lotte Shopping Co. Ltd. (South Korea)	1,034	249,903
Macy’s, Inc.	8,488	435,604
Marisa Lojas SA (Brazil)	610	1,077
Marks & Spencer Group PLC (United Kingdom)	38,044	288,783
Mitra Adiperkasa Tbk PT (Indonesia)*	14,800	3,038
Next PLC (United Kingdom)	1,385	159,610
Nordstrom, Inc.	2,046	146,719
Parco Co. Ltd. (Japan)	35,800	286,705
Parkson Holdings Bhd (Malaysia)*	36,468	10,040
Parkson Retail Group Ltd. (China)	154,500	20,575

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Poya International Co. Ltd. (Taiwan)	1,000	$9,977
Ramayana Lestari Sentosa Tbk PT (Indonesia)	88,600	3,122
Robinson Department Store PCL (Thailand)	11,300	11,831
Ryohin Keikaku Co. Ltd. (Japan)	500	101,804
SACI Falabella (Chile)	20,497	127,010
Springland International Holdings Ltd. (China)	81,000	21,504
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	34,351
Taiwan FamilyMart Co. Ltd/Taiwan (Taiwan)	1,000	6,244
Takashimaya Co. Ltd. (Japan)	17,000	137,358
Target Corp.	13,492	1,061,281

		5,934,527

Multi-Utilities — 0.3%
A2A SpA (Italy)	51,778	64,281
AGL Energy Ltd. (Australia)	34,178	384,660
Alliant Energy Corp.	2,011	117,623
Ameren Corp.	7,934	335,370
Atco Ltd. (Canada) (Class I Stock)	3,000	88,123
Avista Corp.	3,703	123,125
Black Hills Corp.	1,279	52,874
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	97,412
CenterPoint Energy, Inc.	6,219	112,191
Centrica PLC (United Kingdom)	107,920	374,916
CMS Energy Corp.(a)	4,240	149,757
Consolidated Edison, Inc.	7,464	498,968
Dominion Resources, Inc.	7,165	504,273
DTE Energy Co.	3,573	287,162
E.ON SE (Germany)	77,469	664,799
GDF Suez (France)	58,120	940,415
Hera SpA (Italy)	34,621	89,890
Iren SpA (Italy)	184,270	300,757
National Grid PLC (United Kingdom)	57,801	805,000
NiSource, Inc.	5,654	104,882
NorthWestern Corp.(a)	1,674	90,111
PG&E Corp.	12,027	635,026
Public Service Enterprise Group, Inc.	12,188	513,846
Qatar Electricity & Water Co. (Qatar)	505	29,036
RWE AG (Germany)	17,594	199,934
SCANA Corp.(a)	4,963	279,218
Sempra Energy	3,403	329,138
Suez Environnement Co. (France)	9,115	163,792
Vectren Corp.	2,294	96,371
WEC Energy Group, Inc.	5,039	263,137
YTL Corp. Bhd (Malaysia)	199,300	72,581
YTL Power International Bhd (Malaysia)	138,465	50,770

		8,819,438

Oil, Gas & Consumable Fuels — 1.3%
Agritrade Resources Ltd. (Hong Kong)	25,000	5,061
AltaGas Ltd. (Canada)	4,000	98,554
Avance Gas Holding Ltd. (Norway)	5,813	74,159
Bangchak Petroleum PCL (Thailand)	23,700	22,365
Benakat Integra Tbk PT (Indonesia)	1,812,900	8,813
BP PLC (United Kingdom), ADR	102,122	3,120,848
Cabot Oil & Gas Corp.	3,821	83,527
Caltex Australia Ltd. (Australia)	6,705	148,013
Chevron Corp.	41,976	3,311,067

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,243,200	$761,514
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	165,500	254,189
CNOOC Ltd. (China) (Class H Stock)	821,000	845,324
Columbia Pipeline Group, Inc.	6,558	119,946
ConocoPhillips(a)	21,428	1,027,687
Cosan Ltd. (Brazil), BDR	6,000	17,253
Cosan SA Industria e Comercio (Brazil)	2,400	12,077
Empresas COPEC SA (Chile)	15,207	137,983
Enbridge, Inc. (Canada)	8,000	297,040
Energy Absolute PCL (Thailand)	34,000	20,140
Eni SpA (Italy)	82,447	1,296,927
EQT Corp.	2,225	144,113
ERG SpA (Italy)	5,497	76,885
Exillon Energy PLC (Russia)*	1,609	2,726
Exxon Mobil Corp.	66,235	4,924,572
Formosa Petrochemical Corp. (Taiwan)	41,000	97,840
Gazprom Neft OAO (Russia), ADR	5,234	57,888
Gazprom OAO (Russia), ADR	294,755	1,196,705
Genel Energy PLC (United Kingdom)*	8,863	37,260
Golar LNG Ltd. (Bermuda)	2,300	64,124
Grupa Lotos SA (Poland)*	6,996	51,454
Harum Energy Tbk PT (Indonesia)*	46,400	2,680
Idemitsu Kosan Co. Ltd. (Japan)	10,500	160,843
Indo Tambangraya Megah Tbk PT (Indonesia)	19,500	13,209
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	129,000	104,877
INPEX Corp. (Japan)	48,000	429,155
Keyera Corp. (Canada)	2,200	60,584
Kinder Morgan, Inc.	17,529	485,203
Koninklijke Vopak NV (Netherlands)	1,510	60,375
Kunlun Energy Co. Ltd. (China)	200,000	143,706
Lubelski Wegiel Bogdanka SA (Poland)	2,353	35,170
Lukoil OAO (Russia), ADR	25,905	882,324
Lundin Petroleum AB (Sweden)*	3,791	48,926
Medco Energi Internasional Tbk PT (Indonesia)	57,900	4,539
Memorial Resource Development Corp.*(a)	2,362	41,524
MIE Holdings Corp. (Hong Kong)*	96,000	10,216
MOL Hungarian Oil & Gas PLC (Hungary)	4,044	176,232
Neste OYJ (Finland)	3,079	70,863
Newocean Energy Holdings Ltd. (Hong Kong)	84,000	31,738
NovaTek OAO (Russia), GDR, RegS	1,964	180,786
OMV AG (Austria)	10,470	254,759
Parkland Fuel Corp. (Canada)	3,300	56,529
Pembina Pipeline Corp. (Canada)	4,900	117,901
PetroChina Co. Ltd. (China) (Class H Stock)	692,000	481,911
Petron Corp. (Philippines)	155,700	23,197
Petronas Dagangan Bhd (Malaysia)	6,700	33,333
Peyto Exploration & Development Corp. (Canada)	2,900	60,303
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	67,006	115,186
PTT Exploration & Production PCL (Thailand)	88,500	170,685
PTT PCL (Thailand)	40,100	265,160
Qatar Gas Transport Co. Ltd. (Qatar)	4,702	28,792
QGEP Participacoes SA (Brazil)	3,100	4,762

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.(a)	3,315	$106,478
Repsol SA (Spain)	43,858	511,526
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	130,999	3,107,289
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	99,173
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	87,147	2,060,607
San-Ai Oil Co. Ltd. (Japan)	10,000	68,376
Saras SpA (Italy)*	164,518	349,861
Semirara Mining and Power Corp. (Philippines)	8,530	24,852
Shanxi Guoxin Energy Corp. Ltd. (China)*	11,600	14,419
Ship Finance International Ltd. (Norway)	3,114	50,603
Showa Shell Sekiyu KK (Japan)	12,800	100,900
Siamgas & Petrochemicals PCL (Thailand)	39,400	11,724
Sinopec Kantons Holdings Ltd. (China)	52,000	26,832
SK Gas Ltd. (South Korea)	1,009	72,483
Sona Petroleum Bhd (Malaysia)*	99,800	9,990
Spectra Energy Corp.	8,905	233,934
Statoil ASA (Norway)	33,246	484,696
Sugih Energy Tbk PT (Indonesia)*	674,500	17,865
Surgutneftegas OAO (Russia), ADR	59,610	302,223
Synergy Resources Corp.*	3,576	35,045
Thai Oil PCL (Thailand)	36,900	53,629
TonenGeneral Sekiyu KK (Japan)	14,000	135,673
Total SA (France)	72,832	3,276,210
TransCanada Corp. (Canada)	9,900	313,061
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	2,540	62,255
Turcas Petrol A/S (Turkey)	5,026	2,560
Ultrapar Participacoes SA (Brazil)	3,600	60,468
United Energy Group Ltd. (Hong Kong)*	88,000	9,700
Washington H Soul Pattinson & Co. Ltd. (Australia)	5,208	55,696
World Fuel Services Corp.	2,050	73,390

		34,603,040

Paper & Forest Products
Chung Hwa Pulp Corp. (Taiwan)*	73,000	22,653
Clearwater Paper Corp.*	711	33,588
Duratex SA (Brazil)	4,290	6,265
Fibria Celulose SA (Brazil)	300	4,059
Fibria Celulose SA (Brazil), ADR	2,200	29,832
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	81,496
Holmen AB (Sweden) (Class B Stock)	4,100	114,982
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	226,700	12,225
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	7,752
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	91,000	46,180
Long Chen Paper Co. Ltd. (Taiwan)	54,000	17,159
Masisa SA (Chile)	152,472	4,162
Mondi Ltd. (South Africa)	3,621	75,923
Nippon Paper Industries Co. Ltd. (Japan)	8,700	132,803
Oji Holdings Corp. (Japan)	48,000	206,025
Sappi Ltd. (South Africa)*	12,422	38,147
Schweitzer-Mauduit International, Inc.	1,196	41,118
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	26,000	12,606
Ta Ann Holdings Bhd (Malaysia)	6,400	5,387

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
YFY, Inc. (Taiwan)	171,000	$53,331

		945,693

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	553	180,205
Beiersdorf AG (Germany)	1,981	175,599
Dr. Ci:Labo Co. Ltd. (Japan)	2,000	37,697
Edgewell Personal Care Co.	1,090	88,944
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	5,456	4,460
Elizabeth Arden, Inc.*	618	7,224
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,333	188,226
Fancl Corp. (Japan)	5,600	80,409
Grape King BIO Ltd. (Taiwan)	2,000	9,948
Hengan International Group Co. Ltd. (China)	16,000	156,347
Hypermarcas SA (Brazil)*	5,100	19,528
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	91,700	3,073
Kao Corp. (Japan)	5,500	249,320
Karex Bhd (Malaysia)	6,900	5,101
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	90,508
Kose Corp. (Japan)	300	27,381
L’Oreal SA (France)	3,379	587,321
Microbio Co. Ltd. (Taiwan)*	27,886	22,905
Natura Cosmeticos SA (Brazil)	700	3,434
Ontex Group NV (Belgium)	1,212	37,273
Pola Orbis Holdings, Inc. (Japan)	800	49,752
Real Nutriceutical Group Ltd. (Hong Kong)	160,000	27,439
Shiseido Co. Ltd. (Japan)	3,800	82,865
Unilever NV (United Kingdom), CVA	19,767	792,364
Unilever PLC (United Kingdom)	25,800	1,050,825
Unilever PLC (United Kingdom), ADR	15,337	625,443

		4,603,591

Pharmaceuticals — 1.4%
AbbVie, Inc.	4,316	234,834
Adcock Ingram Holdings Ltd. (South Africa)	2,106	7,583
Akorn, Inc.*(a)	1,624	46,292
Allergan PLC*	5,587	1,518,602
Almirall SA (Spain)	19,454	347,362
Asia Resources Holdings Ltd. (Hong Kong)*	150,000	7,585
Aspen Pharmacare Holdings Ltd. (South Africa)*	2,446	52,045
Astellas Pharma, Inc. (Japan)	33,400	432,332
AstraZeneca PLC (United Kingdom)	18,454	1,170,323
AstraZeneca PLC (United Kingdom), ADR	7,190	228,786
Bayer AG (Germany)	13,562	1,739,992
Bristol-Myers Squibb Co.	14,233	842,594
Celltrion, Inc. (South Korea)*	2,489	143,341
Center Laboratories, Inc. (Taiwan)*	8,300	17,026
China Animal Healthcare Ltd. (China)*	24,000	8,037
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	29,000	15,098
China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)*	28,000	6,937
China Medical System Holdings Ltd. (China)	37,000	42,589
China Shineway Pharmaceutical Group Ltd. (China)	16,000	18,562
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	42,999

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Coland Holdings Ltd. (Taiwan)	3,000	$4,507
Consun Pharmaceutical Group Ltd. (China)	18,000	10,949
CSPC Pharmaceutical Group Ltd. (China)	46,000	40,502
Daiichi Sankyo Co. Ltd. (Japan)	17,500	303,659
Daito Pharmaceutical Co. Ltd. (Japan)	4,180	93,005
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	16,000	13,813
Eisai Co. Ltd. (Japan)	2,300	135,704
Eli Lilly & Co.	10,261	858,743
Endo International PLC*	2,012	139,391
Faes Farma SA (Spain)	9,024	23,757
Formosa Laboratories, Inc. (Taiwan)	3,000	5,233
Galenica AG (Switzerland)	81	103,207
GlaxoSmithKline PLC (United Kingdom), ADR	11,331	435,677
H. Lundbeck A/S (Denmark)*	2,458	65,534
Hanmi Science Co. Ltd. (South Korea)*	669	79,062
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	50,156
Impax Laboratories, Inc.*	1,620	57,040
Indivior PLC (United Kingdom)	50,111	172,116
Johnson & Johnson	42,237	3,942,824
Kaken Pharmaceutical Co. Ltd. (Japan)	2,000	185,635
Kalbe Farma Tbk PT (Indonesia)	141,200	13,286
Kissei Pharmaceutical Co. Ltd. (Japan)	8,200	187,067
KYORIN Holdings, Inc. (Japan)	22,600	345,819
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,000	74,538
Luye Pharma Group Ltd. (China)*	38,000	33,928
Mallinckrodt PLC*	1,424	91,051
Meda AB (Sweden) (Class A Stock)	7,563	108,163
Medicines Co. (The)*(a)	2,294	87,080
Mega Lifesciences PCL (Thailand)	9,200	4,639
Merck & Co., Inc.	46,316	2,287,547
Merck KGaA (Germany)	6,320	559,553
Mitsubishi Tanabe Pharma Corp. (Japan)	7,600	134,122
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	65,832
Nippon Shinyaku Co. Ltd. (Japan)	3,000	108,218
Novartis AG (Switzerland)	45,422	4,174,822
Novo Nordisk A/S (Denmark) (Class B Stock)	16,487	889,714
Oneness Biotech Co. Ltd. (Taiwan)	4,000	4,421
Ono Pharmaceutical Co. Ltd. (Japan)	1,000	118,565
Orion OYJ (Finland) (Class B Stock)	2,268	85,822
Otsuka Holdings Co. Ltd. (Japan)	16,300	520,484
Perrigo Co. PLC	2,367	372,258
Pfizer, Inc.	105,615	3,317,367
Pharmstandard OJSC (Russia), GDR*	4,627	18,693
Phytohealth Corp. (Taiwan)*	13,000	11,377
Prestige Brands Holdings, Inc.*	1,287	58,121
Recordati SpA (Italy)	25,528	589,076
Richter Gedeon Nyrt (Hungary)	5,602	89,063
Roche Holding AG (Switzerland)	9,869	2,619,939
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	76,742
Sanofi (France)	26,168	2,491,209
Santen Pharmaceutical Co. Ltd. (Japan)	8,000	107,405
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	64,001
SCI Pharmtech, Inc. (Taiwan)	2,000	4,490
ScinoPharm Taiwan Ltd. (Taiwan)	5,120	6,068
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (China)	20,000	31,588
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China)	8,000	7,377

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Shionogi & Co. Ltd. (Japan)	5,000	$179,226
Shire PLC (Ireland)	6,378	436,011
Shire PLC (Ireland), ADR	1,048	215,081
Sihuan Pharmaceutical Holdings Group Ltd. (China)(g)	120,000	33,899
Sino Biopharmaceutical Ltd. (Hong Kong)	48,000	59,441
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	5,000	4,132
SSY Group Ltd. (Hong Kong)	72,000	17,110
Stada Arzneimittel AG (Germany)	1,991	71,370
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)*	4,000	3,703
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,600	45,987
Synmosa Biopharma Corp. (Taiwan)	7,000	6,584
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	114,978
Takeda Pharmaceutical Co. Ltd. (Japan)	10,500	460,659
Teva Pharmaceutical Industries Ltd. (Israel), ADR	21,932	1,238,281
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China)	2,300	2,438
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	31,000	42,377
Torii Pharmaceutical Co. Ltd. (Japan)	12,300	288,639
Towa Pharmaceutical Co. Ltd. (Japan)	900	57,765
Tsumura & Co. (Japan)	11,800	256,583
TTY Biopharm Co. Ltd. (Taiwan)	5,000	14,594
TWi Pharmaceuticals, Inc. (Taiwan)*	1,000	6,519
UCB SA (Belgium)	2,732	214,033
YungShin Global Holding Corp. (Taiwan)	11,400	15,793
Zoetis, Inc.	4,035	166,161

		37,354,242

Professional Services — 0.1%
51job, Inc. (China), ADR*	600	16,440
Adcorp Holdings Ltd. (South Africa)	4,904	9,933
Bureau Veritas SA (France)	4,833	102,027
Capita PLC (United Kingdom)	12,421	225,589
DKSH Holding AG (Switzerland)*	632	40,096
Equifax, Inc.	1,658	161,124
Experian PLC (Ireland)	13,741	220,587
FTI Consulting, Inc.*	1,977	82,065
Huron Consulting Group, Inc.*	369	23,074
IHS, Inc. (Class A Stock)*	1,249	144,884
Intertek Group PLC (United Kingdom)	3,657	134,952
McMillan Shakespeare Ltd. (Australia)	2,868	24,899
Meitec Corp. (Japan)	5,100	177,891
Nielsen Holdings PLC	5,960	265,041
RPX Corp.*	1,503	20,621
SGS SA (Switzerland)	68	118,823
Sporton International, Inc. (Taiwan)	1,000	5,815
Stantec, Inc. (Canada)	4,800	104,956
Synergie SA (France)	5,261	137,394
Teleperformance (France)	2,131	161,696
Temp Holdings Co. Ltd. (Japan)	1,100	50,266
Towers Watson & Co. (Class A Stock)	1,353	158,815
Verisk Analytics, Inc. (Class A Stock)*	1,273	94,087
Weathernews, Inc. (Japan)	1,400	44,574
Zhaopin Ltd. (China), ADR*	800	10,320

		2,535,969

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	4,758	$143,073
Activia Properties, Inc. (Japan)	30	125,513
Advance Residence Investment Corp. (Japan)	277	584,261
AEON REIT Investment Corp. (Japan), REIT	260	274,250
AG Mortgage Investment Trust, Inc.	3,230	49,161
Alexandria Real Estate Equities, Inc.	6,030	510,560
Allied Properties Real Estate Investment Trust (Canada)	2,700	70,671
Altisource Residential Corp.	2,463	34,285
American Assets Trust, Inc.	1,073	43,843
American Campus Communities, Inc.	10,950	396,828
American Capital Agency Corp.	19,951	373,084
American Capital Mortgage Investment Corp.	7,719	113,778
American Homes 4 Rent (Class A Stock)	16,297	262,056
American Tower Corp.	2,378	209,216
Annaly Capital Management, Inc.	45,322	447,328
Apartment Investment & Management Co. (Class A Stock)	8,595	318,187
Apollo Commercial Real Estate Finance, Inc.	6,105	95,910
Argosy Property Ltd. (New Zealand)	70,951	47,703
ARMOUR Residential REIT, Inc.	4,702	94,228
Arrowhead Properties Ltd. (South Africa)	5,785	3,986
Arrowhead Properties Ltd. (South Africa)	5,662	3,922
Artis Real Estate Investment Trust (Canada)	13,900	132,073
Ascendas Real Estate Investment Trust (Singapore)	197,100	324,712
Asesor de Activos Prisma SAPI de CV (Mexico)*	12,000	10,314
Ashford Hospitality Prime, Inc.	1,406	19,726
Ashford Hospitality Trust, Inc.	4,263	26,004
AvalonBay Communities, Inc.	9,568	1,672,678
Axis Real Estate Investment Trust (Malaysia)	14,200	5,459
Befimmo SA (Belgium)	3,304	202,856
Beni Stabili SpA (Italy)	96,296	74,810
Big Yellow Group PLC (United Kingdom)	47,327	518,829
BioMed Realty Trust, Inc.	14,966	299,021
Blackstone Mortgage Trust, Inc.	2,063	56,609
Boardwalk Real Estate Investment Trust (Canada)	4,200	172,532
Boston Properties, Inc.	10,048	1,189,683
Brandywine Realty Trust	10,073	124,099
British Land Co. PLC (The) (United Kingdom)	88,265	1,120,930
Brixmor Property Group, Inc.	853	20,028
BWP Trust (Australia)	26,789	58,323
Cambridge Industrial Trust (Singapore)	31,000	13,288
Camden Property Trust	6,902	510,058
Canadian Apartment Properties REIT (Canada)	6,800	144,611
Canadian Real Estate Investment Trust (Canada)	4,000	122,803
Capital Property Fund (South Africa)*	140,694	159,708
CapitaLand Commercial Trust (Singapore)	268,500	253,504
CapitaLand Mall Trust (Singapore)	255,000	340,978
CapitaMalls Malaysia Trust (Malaysia)	25,900	8,308
Capstead Mortgage Corp.	9,568	94,628

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Care Capital Properties, Inc.	7,846	$258,369
Cathay No. 1 REIT (Taiwan)	86,000	45,445
CBL & Associates Properties, Inc.	9,400	129,250
Cedar Realty Trust, Inc.	3,891	24,163
Champion REIT (Hong Kong)	783,000	391,164
Charter Hall Group (Australia)	7,930	24,349
Charter Hall Retail REIT (Australia)	43,788	125,598
Chimera Investment Corp.	13,401	179,171
China Energine International Holdings Ltd. (United Kingdom)	75,091	334,817
Cofinimmo SA (Belgium)	2,776	293,068
Colony Financial, Inc.	5,060	98,974
Columbia Property Trust, Inc.	13,280	308,096
Cominar Real Estate Investment Trust (Canada)	10,100	122,078
Concentradora Fibra Danhos SA de CV (Mexico)	22,400	47,278
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	19,300	19,397
Concentradora Hipotecaria SAPI de CV (Mexico)	12,000	18,435
Corporate Office Properties Trust	10,459	219,953
Corrections Corp. of America	2,034	60,084
Cousins Properties, Inc.	11,293	104,121
Crown Castle International Corp.	2,684	211,687
Cubesmart	9,311	253,352
CYS Investments, Inc.	9,221	66,944
Daiwa House Residential Investment Corp. (Japan)	203	413,418
Daiwa Office Investment Corp. (Japan)	78	376,863
DCT Industrial Trust, Inc.	4,991	167,997
DDR Corp.(a)	16,779	258,061
Derwent London PLC (United Kingdom)	12,536	690,991
Dexus Property Group (Australia)	83,614	421,661
DiamondRock Hospitality Co.	11,040	121,992
Digital Realty Trust, Inc.(a)	8,911	582,067
Douglas Emmett, Inc.	7,963	228,697
Dream Office Real Estate Investment Trust (Canada)	4,900	77,842
Duke Realty Corp.	18,756	357,302
DuPont Fabros Technology, Inc.	5,555	143,763
EastGroup Properties, Inc.	1,793	97,145
Education Realty Trust, Inc.	2,753	90,711
Emira Property Fund Ltd. (South Africa)	13,244	16,877
EPR Properties	1,088	56,108
Equinix, Inc.	510	139,434
Equity Commonwealth*	12,957	352,949
Equity LifeStyle Properties, Inc.	6,524	382,111
Equity One, Inc.	4,370	106,366
Equity Residential	24,509	1,841,116
Essex Property Trust, Inc.	4,012	896,361
Eurocommercial Properties NV (Netherlands), CVA	5,178	226,322
Extra Space Storage, Inc.	7,896	609,255
Federal Realty Investment Trust	4,410	601,745
Federation Centres (Australia), REIT	65,744	126,955
FelCor Lodging Trust, Inc.	7,068	49,971
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)*	12,900	12,820
Fibra Uno Administracion SA de CV (Mexico)	86,600	178,836

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	6,056	$126,873
First Potomac Realty Trust	2,943	32,373
Fonciere des Regions (France)	4,488	391,332
Fortune Real Estate Investment Trust (Hong Kong)	173,000	162,381
Franklin Street Properties Corp.	4,980	53,535
Frasers Commercial Trust (Singapore)	12,000	11,214
Frontier Real Estate Investment Corp. (Japan)	69	267,223
Fukuoka REIT Corp. (Japan)	37	54,727
Gecina SA (France)	3,448	420,490
General Growth Properties, Inc.	40,454	1,050,590
Geo Group, Inc. (The)	2,338	69,532
Global One Real Estate Investment Corp. (Japan)	38	113,950
Goodman Group (Australia)	86,169	356,182
Goodman Property Trust (New Zealand)	83,962	62,313
Government Properties Income Trust(a)	6,499	103,984
GPT Group (The) (Australia)	155,443	494,026
Great Portland Estates PLC (United Kingdom)	41,222	533,602
Growthpoint Properties Ltd. (South Africa)	169,407	313,877
H&R Real Estate Investment Trust (Canada), UTS	14,900	229,669
Hammerson PLC (United Kingdom)	43,689	412,539
Hankyu REIT, Inc. (Japan)	74	77,915
Hatteras Financial Corp.	11,521	174,543
HCP, Inc.(a)	37,691	1,403,990
Healthcare Realty Trust, Inc.	10,914	271,213
Heiwa Real Estate REIT, Inc. (Japan)	52	38,118
Hersha Hospitality Trust	5,722	129,661
Highwoods Properties, Inc.	5,338	206,848
Home Properties, Inc.	5,978	446,856
Hospitality Properties Trust	8,365	213,977
Hospitality Property Fund Ltd. (South Africa)	6,977	6,041
Host Hotels & Resorts, Inc.	42,174	666,771
Hulic REIT, Inc. (Japan)	46	60,750
Hyprop Investments Ltd. (South Africa)	15,006	130,705
ICADE (France)	1,503	101,976
Ichigo Real Estate Investment Corp. (Japan)	51	35,177
IGB Real Estate Investment Trust (Malaysia)	32,400	9,435
IMPACT Growth Real Estate Investment Trust (Thailand)	45,500	13,915
Industrial & Infrastructure Fund Investment Corp. (Japan)	7	30,462
Inland Real Estate Corp.	5,087	41,205
Intu Properties PLC (United Kingdom)	51,796	258,526
Invesco Mortgage Capital, Inc.	11,733	143,612
Investa Office Fund (Australia)	61,476	170,910
Iron Mountain, Inc.	1,808	56,084
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	14,345	6,645
Japan Excellent, Inc. (Japan)	121	133,350
Japan Hotel REIT Investment Corp. (Japan)	69	44,024
Japan Logistics Fund, Inc. (Japan)	109	195,890
Japan Prime Realty Investment Corp. (Japan)	75	243,799
Japan Real Estate Investment Corp. (Japan)	102	469,841

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Japan Rental Housing Investments, Inc. (Japan)	239	$156,059
Japan Retail Fund Investment Corp. (Japan)	210	406,321
Kenedix Office Investment Corp. (Japan)	119	565,633
Kenedix Residential Investment Corp. (Japan)	55	142,020
Keppel REIT (Singapore)	114,800	77,071
Kilroy Realty Corp.	6,507	423,996
Kimco Realty Corp.	23,042	562,916
Kite Realty Group Trust	4,718	112,336
Kiwi Property Group Ltd. (New Zealand)	66,291	54,645
KLCCP Stapled Group (Malaysia)	28,400	45,225
Klepierre (France)	10,692	484,589
Land Securities Group PLC (United Kingdom)	70,128	1,336,912
LaSalle Hotel Properties	6,279	178,261
Liberty Property Trust	14,678	462,504
Link REIT (The) (Hong Kong)	217,500	1,197,431
Londonmetric Property PLC (United Kingdom)	73,422	182,379
LTC Properties, Inc.	1,907	81,372
Macerich Co. (The)	10,566	811,680
Mack-Cali Realty Corp.	13,791	260,374
Mapletree Logistics Trust (Singapore)	94,700	65,260
MCUBS MidCity Investment Corp. (Japan)	28	72,935
Mercialys SA (France)	4,684	101,241
Mexico Real Estate Management SA de CV (Mexico)*	31,200	39,441
Mid-America Apartment Communities, Inc.	6,905	565,312
Mirvac Group (Australia)	111,015	134,791
Mori Hills REIT Investment Corp. (Japan)	115	135,366
Mori Trust Sogo REIT, Inc. (Japan)	277	474,540
National Retail Properties, Inc.	1,990	72,177
New Residential Investment Corp.	6,833	89,512
New York REIT, Inc.	9,283	93,387
Nippon Accommodations Fund, Inc. (Japan)	14	46,540
Nippon Building Fund, Inc. (Japan)	112	541,949
Nomura Real Estate Office Fund, Inc. (Japan)(g)	135	608,792
Nomura Real Estate Residential Fund, Inc. (Japan)(g)	8	44,618
NorthStar Realty Finance Corp.	7,325	90,464
Octodec Investments Ltd. (South Africa)	5,294	9,713
Omega Healthcare Investors, Inc.	3,436	120,775
Orix JREIT, Inc. (Japan)	212	286,804
Outfront Media, Inc.	4,563	94,910
Parkway Properties, Inc.	4,730	73,599
Pavilion Real Estate Investment Trust (Malaysia)	28,100	9,612
Pebblebrook Hotel Trust	4,010	142,155
Pennsylvania Real Estate Investment Trust	3,806	75,473
PennyMac Mortgage Investment Trust	6,369	98,528
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	14,973	267,867
PLA Administradora Industrial S de RL de CV (Mexico)*	20,200	36,851
Plum Creek Timber Co., Inc.	4,282	169,182
Post Properties, Inc.	4,965	289,410
Potlatch Corp.	2,906	83,664
Premier Investment Corp. (Japan)	23	114,568

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis Property Mexico SA de CV (Mexico), REIT*	12,700	$19,525
ProLogis, Inc.	36,217	1,408,841
PS Business Parks, Inc.	1,046	83,031
Public Storage	9,278	1,963,503
Ramco-Gershenson Properties Trust	4,520	67,845
Rayonier, Inc.(a)	5,334	117,721
Realty Income Corp.(a)	2,931	138,900
Rebosis Property Fund Ltd. (South Africa)	11,796	8,980
Redefine Properties Ltd. (South Africa)	93,115	78,707
Redwood Trust, Inc.	7,320	101,309
Regal Real Estate Investment Trust (Hong Kong)	141,000	34,635
Regency Centers Corp.	5,218	324,299
REIT 1 Ltd. (Israel)	39,729	104,459
Resilient Property Income Fund Ltd. (South Africa)	4,699	39,377
Retail Opportunity Investments Corp.	4,371	72,296
Retail Properties of America, Inc. (Class A Stock)	8,732	123,034
Rexford Industrial Realty, Inc.	9,669	133,336
RioCan Real Estate Investment Trust (Canada)	16,100	307,281
RLJ Lodging Trust	11,412	288,381
Rouse Properties, Inc.	1,944	30,288
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa)	101,723	37,361
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	45,627
Saf Gayrimenkul Yatirim Ortakligi A/S (Turkey)	18,738	6,692
Scentre Group (Australia)	479,382	1,319,408
Segro PLC (United Kingdom)	41,400	269,351
Sekisui House SI Residential Investment Corp. (Japan)	35	29,943
Select Income REIT	7,421	141,073
Senior Housing Properties Trust	22,539	365,132
Shaftesbury PLC (United Kingdom)	15,462	214,684
Silver Bay Realty Trust Corp.	2,468	39,513
Simon Property Group, Inc.	18,943	3,480,208
SL Green Realty Corp.(a)	6,926	749,116
Smart Real Estate Investment Trust (Canada)	8,700	199,360
Sovran Self Storage, Inc.	3,610	340,423
Starhill Global REIT (Singapore)	41,000	21,752
Starwood Property Trust, Inc.	8,030	164,776
Starwood Waypoint Residential Trust	5,009	119,364
Stockland (Australia)	71,087	193,131
Strategic Hotels & Resorts, Inc.*	15,325	211,332
Sun Communities, Inc.(a)	2,995	202,941
Sunstone Hotel Investors, Inc.	11,443	151,391
Suntec Real Estate Investment Trust (Singapore)	327,800	346,249
Sunway Real Estate Investment Trust (Malaysia)	39,200	13,822
Tanger Factory Outlet Centers, Inc.	9,237	304,544
Taubman Centers, Inc.	3,626	250,484
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand)*	76,700	27,261
Tokyu REIT, Inc. (Japan)	356	459,618
Top REIT, Inc. (Japan)	24	92,690

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	17,129	$151,078
UDR, Inc.	17,872	616,227
Unibail-Rodamco SE (France)	7,670	1,987,951
United Urban Investment Corp. (Japan)	229	305,828
Urban Edge Properties	9,566	206,530
Vastned Retail NV (Netherlands)	3,502	152,050
Ventas, Inc.	24,313	1,362,987
VEREIT, Inc.	27,560	212,763
Vornado Realty Trust	10,861	982,052
Vukile Property Fund Ltd. (South Africa)	15,732	20,910
Warehouses De Pauw SCA (Belgium)	1,865	144,648
Washington Real Estate Investment Trust	7,876	196,349
Weingarten Realty Investors	6,265	207,434
Wereldhave NV (Netherlands)	3,968	229,040
Westfield Corp. (Australia)	146,225	1,028,944
Weyerhaeuser Co.	7,867	215,084
Workspace Group PLC (United Kingdom)	12,979	184,340
WP Carey, Inc.	3,129	180,887
WP GLIMCHER, Inc.	16,460	191,924
Xenia Hotels & Resorts, Inc.	10,481	182,998
Yuexiu Real Estate Investment Trust (Hong Kong)	413,000	209,787

		72,686,560

Real Estate Management & Development — 0.7%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	7,820
AEON Mall Co. Ltd. (Japan)	8,280	127,192
Agung Podomoro Land Tbk PT (Indonesia)*	347,000	7,117
Alexander & Baldwin, Inc.	1,678	57,606
Aliansce Shopping Centers SA (Brazil)	500	1,344
Allreal Holding AG (Switzerland)*	925	120,997
Ap Thailand Pcl (Thailand)*	51,800	7,707
Atrium European Real Estate Ltd. (Netherlands)*	21,343	93,368
Attacq Ltd. (South Africa)*	10,167	16,103
Ayala Land, Inc. (Philippines)	342,900	250,168
Azrieli Group (Israel)	3,819	152,673
Bayside Land Corp. (Israel)	353	103,894
Beijing Enterprises Medical & Health Group Ltd. (Hong Kong)*	138,000	14,030
Belle Corp. (Philippines)	159,900	10,419
BR Malls Participacoes SA (Brazil)	26,800	70,980
BR Properties SA (Brazil)	4,400	12,208
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	63,850	2,009,038
Buwog AG (Austria)*	7,433	158,122
CA Immobilien Anlagen AG (Austria)*	9,693	178,387
Capital & Counties Properties PLC (United Kingdom)	64,758	425,941
CapitaLand Ltd. (Singapore)	149,400	282,100
Carnival Group International Holdings Ltd. (Hong Kong)*	110,000	13,794
Castellum AB (Sweden)	23,390	329,247
Cathay Real Estate Development Co. Ltd. (Taiwan)	60,000	25,874
Central China Real Estate Ltd. (China)	81,000	15,155
Central Pattana PCL (Thailand)	44,700	55,113
China Aoyuan Property Group Ltd. (China)	199,000	37,426
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	19,200	62,356

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China New City Commercial Development Ltd. (Hong Kong)*	18,000	$25,502
China Properties Investment Holdings Ltd. (Hong Kong)*	201,000	3,319
China SCE Property Holdings Ltd. (China)	180,000	39,251
China Vanke Co. Ltd. (China)	56,427	121,225
China Vast Industrial Urban Development Co. Ltd. (Hong Kong)	26,000	9,285
Chong Hong Construction Co. Ltd. (Taiwan)	26,820	35,335
Ciputra Property Tbk PT (Indonesia)	278,690	6,313
Conwert Immobilien Invest SE (Austria)*	6,767	91,418
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	14,700	23,009
Daibiru Corp. (Japan)	5,100	39,701
Daito Trust Construction Co. Ltd. (Japan)	1,600	162,568
Daiwa House Industry Co. Ltd. (Japan)	20,300	503,255
Da-Li Development Co. Ltd. (Taiwan)	5,599	3,670
Dalian Wanda Commercial Properties Co. Ltd. (China)	82,300	474,450
Deutsche Euroshop AG (Germany)	2,478	111,427
Deutsche Wohnen AG (Germany)	9,128	244,125
Deyaar Development Pjsc (United Arab Emirates)*	485,590	87,186
Echo Investment SA (Poland)*	12,360	21,166
Emaar Malls Group PJSC (United Arab Emirates)*	127,885	108,010
Emaar Properties PJSC (United Arab Emirates)	158,923	281,650
Fabege AB (Sweden)	17,135	251,424
Farglory Land Development Co. Ltd. (Taiwan)	34,000	35,978
Fastighets AB Balder (Sweden) (Class B Stock)*	22,124	420,432
First Capital Realty, Inc. (Canada)	12,500	175,159
Forest City Enterprises, Inc. (Class A Stock)*	11,568	232,864
Founding Construction & Development Co. Ltd. (Taiwan)	16,000	8,495
Franshion Properties China Ltd. (China)	422,000	106,739
Fullshare Holdings Ltd. (Hong Kong)*	32,500	5,854
Gazit-Globe Ltd. (Israel)	5,949	59,618
Global Logistic Properties Ltd. (Singapore)	175,700	252,605
Globe Trade Centre SA (Poland)*	21,969	36,170
Glorious Property Holdings Ltd. (Hong Kong)*	317,000	36,129
Grainger PLC (United Kingdom)	21,248	76,623
Greattown Holdings Ltd. (China)	19,900	13,492
Guangdong Land Holdings Ltd. (China)*	32,000	6,718
Guorui Properties Ltd. (China)	29,000	14,419
Hang Lung Group Ltd. (Hong Kong)	62,000	211,079
Hang Lung Properties Ltd. (Hong Kong)	127,000	285,669
Heiwa Real Estate Co. Ltd. (Japan)	17,100	183,300
Henderson Land Development Co. Ltd. (Hong Kong)	71,500	427,547
Highwealth Construction Corp. (Taiwan)	104,650	148,226
Hongkong Land Holdings Ltd. (Hong Kong)	141,600	935,976
Hopefluent Group Holdings Ltd. (China)	46,000	11,871
Huaku Development Co. Ltd. (Taiwan)*	18,000	31,346
Huang Hsiang Construction Corp. (Taiwan)	12,000	9,775
Hulic Co. Ltd. (Japan)	25,200	227,967

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hung Poo Real Estate Development Corp. (Taiwan)	28,000	$18,338
Hung Sheng Construction Ltd. (Taiwan)*	49,000	22,472
Hydoo International Holding Ltd. (China)	142,000	18,256
Hysan Development Co. Ltd. (Hong Kong)	87,000	362,257
Iguatemi Empresa de Shopping Centers SA (Brazil)	700	3,591
Immofinanz AG (Austria)*	125,914	290,442
Intershop Holding AG (Switzerland)	550	229,120
KEE TAI Properties Co. Ltd. (Taiwan)*	32,000	15,980
Kennedy-Wilson Holdings, Inc.	2,004	44,429
Kerry Properties Ltd. (Hong Kong)	75,500	207,293
King’s Town Construction Co. Ltd. (Taiwan)	14,000	7,811
Kungsleden AB (Sweden)	8,426	56,627
Lend Lease Group (Australia)	14,325	126,822
Logan Property Holdings Co. Ltd. (China)	62,000	26,504
Longfor Properties Co. Ltd. (China)	89,000	112,692
Lpn Development Pcl (Thailand)*	47,700	22,342
LPS Brasil Consultoria de Imoveis SA (Brazil)	1,200	875
Madex International Holdings Ltd. (Hong Kong)*	380,000	8,670
MBK PCL (Thailand)	134,700	53,071
Mingfa Group International Co. Ltd. (Hong Kong)*	88,000	22,113
Mitsui Fudosan Co. Ltd. (Japan)	55,000	1,507,626
MKH Bhd (Malaysia)	28,200	14,589
Mobimo Holding AG (Switzerland)*	780	157,336
Modernland Realty Tbk PT (Indonesia)	479,800	14,233
Multiplan Empreendimentos Imobiliarios SA (Brazil)	500	5,361
Nam Tai Property, Inc. (China)	2,185	13,329
Nexity SA (France)	2,053	88,536
NTT Urban Development Corp. (Japan)	5,800	53,443
Parque Arauco SA (Chile)	14,578	25,022
Prime Office AG (Germany)	61,949	303,704
Prince Housing & Development Corp. (Taiwan)	136,000	41,167
Property Perfect PCL (Thailand)	303,000	7,430
PSP Swiss Property AG (Switzerland)*	4,374	359,591
Radium Life Tech Co. Ltd. (Taiwan)*	89,260	29,563
Red Star Macalline Group Corp. Ltd. (China)*	65,400	83,851
Redco Properties Group Ltd. (China)	14,000	9,775
Robinsons Land Corp. (Philippines)	149,500	91,127
Rojana Industrial Park PCL (Thailand)	27,780	4,439
S IMMO AG (Austria)*	12,185	103,478
Sansiri PCL (Thailand)	359,100	16,820
Savills PLC (United Kingdom)	6,056	83,723
Selvaag Bolig ASA (Norway)	4,383	12,975
Sentul City Tbk PT (Indonesia)	1,137,700	5,846
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China)	4,800	7,046
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China)	5,800	15,730
Shenzhen SEG Co. Ltd. (China)*	22,000	13,021
Shining Building Business Co. Ltd. (Taiwan)*	30,000	9,638
Siam Future Development PCL (Thailand)	47,424	7,186
Silver Grant International Industries Ltd. (China)	86,000	11,728

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sinyi Realty, Inc. (Taiwan)	11,000	$9,312
SM Prime Holdings, Inc. (Philippines)	658,000	291,500
Soho China Ltd. (China)	215,000	83,832
Sonae Sierra Brasil SA (Brazil)	1,000	3,657
SP Setia Bhd (Malaysia)	24,000	17,198
St. Joe Co. (The)*	3,613	69,117
Sun Hung Kai Properties Ltd. (Hong Kong)	86,704	1,130,907
Sunshine 100 China Holdings Ltd. (China)*	51,000	19,033
Supalai PCL (Thailand)	26,700	13,462
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	41,500	465,154
Swire Properties Ltd. (Hong Kong)	59,800	165,748
Swiss Prime Site AG (Switzerland)*	6,811	497,639
TAG Immobilien AG (Germany)	8,229	97,620
Taiwan Land Development Corp. (Taiwan)	81,400	26,162
Tian Shan Development Holding Ltd. (China)	10,000	4,284
TICON Industrial Connection PCL (Thailand) (Class F Stock)	14,900	4,762
Times Property Holdings Ltd. (China)	61,000	22,196
Tokyu Fudosan Holdings Corp. (Japan)	28,400	188,960
Tropicana Corp. Bhd (Malaysia)*	41,735	8,700
UOA Development Bhd (Malaysia)	22,700	9,915
Vista Land & Lifescapes, Inc. (Philippines)	214,500	23,119
WHA Corp. PCL (Thailand)*	70,500	6,138
Wheelock & Co. Ltd. (Hong Kong)	45,000	195,432
Wuzhou International Holdings Ltd. (China)*	74,000	11,190
Xinyuan Real Estate Co. Ltd. (China), ADR	6,300	17,829
Yanlord Land Group Ltd. (Singapore)	50,900	36,364
Yea Shin International Development Co. Ltd. (Taiwan)	6,000	3,060
Yida China Holdings Ltd. (Hong Kong)	100,000	35,834
Ying Li International Real Estate Ltd. (Singapore)*	120,700	14,649
Yuexiu Property Co. Ltd. (China)	670,000	110,369
Yungshin Construction & Development Co. (Taiwan)	4,000	3,810
Yuzhou Properties Co. Ltd. (China)	167,000	38,900
Zall Development Group Ltd. (China)	30,000	20,056
Zhong An Real Estate Ltd. (China)*	66,000	7,443

		19,643,888

Road & Rail — 0.4%
Asciano Ltd. (Australia)	25,607	151,602
Aurizon Holdings Ltd. (Australia)	24,535	86,679
BTS Group Holdings PCL (Thailand)	109,200	29,335
Canadian National Railway Co. (Canada)	13,500	766,602
Canadian Pacific Railway Ltd. (Canada)	2,400	344,471
Central Japan Railway Co. (Japan)	4,800	773,893
CJ Korea Express Co. Ltd. (South Korea)*	343	57,892
ComfortDelGro Corp. Ltd. (Singapore)	44,000	88,888
Cosan Logistica SA (Brazil)	7,300	2,044
CSX Corp.	19,116	514,220
Dazhong Transportation Group Co. Ltd. (China)	12,000	10,884
DSV A/S (Denmark)	4,560	170,393
East Japan Railway Co. (Japan)	9,800	825,803
Evergreen International Storage & Transport Corp. (Taiwan)	42,000	16,571
FirstGroup PLC (United Kingdom)*	65,409	96,897
Go-Ahead Group PLC (United Kingdom)	9,722	361,202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Guangshen Railway Co. Ltd. (China) (Class H Stock)	50,000	$19,964
Hankyu Hanshin Holdings, Inc. (Japan)	36,000	220,178
Heartland Express, Inc.	3,609	71,963
Hitachi Transport System Ltd. (Japan)	3,900	64,305
J.B. Hunt Transport Services, Inc.	1,387	99,032
JSL SA (Brazil)	1,400	3,379
Keikyu Corp. (Japan)	6,000	47,759
Keio Corp. (Japan)	24,000	170,627
Keisei Electric Railway Co. Ltd. (Japan)	13,000	142,610
Kintetsu Group Holdings Co Ltd. (Japan)	28,000	100,572
Knight Transportation, Inc.	3,273	78,552
Landstar System, Inc.	1,392	88,350
Localiza Rent A Car SA (Brazil)	1,300	8,008
MTR Corp. Ltd. (Hong Kong)	42,730	185,790
Nagoya Railroad Co. Ltd. (Japan)	29,000	113,965
Nankai Electric Railway Co. Ltd. (Japan)	13,000	66,362
National Express Group PLC (United Kingdom)	22,315	96,140
Nippon Express Co. Ltd. (Japan)	36,000	172,021
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	90,068
Norfolk Southern Corp.	7,195	549,698
Northgate PLC (United Kingdom)	10,050	69,237
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	81,049
Old Dominion Freight Line, Inc.*	1,295	78,995
Pick’n Pay Stores Ltd. (Thailand)*	60,500	2,950
PKP Cargo SA (Poland)	1,586	28,213
Redde PLC (United Kingdom)	31,089	75,718
Rumo Logistica Operadora Multimodal SA (Brazil)*	2,069	3,100
Sankyu, Inc. (Japan)	14,000	67,822
Seino Holdings Co. Ltd. (Japan)	10,000	104,331
Senko Co. Ltd. (Japan)	8,000	56,365
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China)	2,100	3,152
SMRT Corp. Ltd. (Singapore)	73,000	67,023
Tobu Railway Co. Ltd. (Japan)	24,000	103,097
Tokyu Corp. (Japan)	24,000	176,127
Union Pacific Corp.	15,068	1,332,162
Werner Enterprises, Inc.	2,409	60,466
West Japan Railway Co. (Japan)	6,100	382,323

		9,378,849

Semiconductors & Semiconductor Equipment — 0.4%
ALI Corp. (Taiwan)	13,000	6,182
ams AG (Austria)	1,971	73,539
Ardentec Corp. (Taiwan)	26,400	17,248
ARM Holdings PLC (United Kingdom)	7,997	114,894
ARM Holdings PLC (United Kingdom), ADR	5,383	232,815
ASM Pacific Technology Ltd. (Hong Kong)	9,200	60,341
ASML Holding NV (Netherlands)	8,533	750,080
Chen Full International Co. Ltd. (Taiwan)	3,000	5,147
China Jinhai International Group Ltd. (Hong Kong)*	42,000	4,150
ChipMOS TECHNOLOGIES, Inc. (Taiwan)	15,000	14,734
Cirrus Logic, Inc.*	1,790	56,403
Dialog Semiconductor PLC (United Kingdom)*	6,313	253,270
Disco Corp. (Japan)	1,000	70,332
Everlight Electronics Co. Ltd. (Taiwan)	26,000	39,314

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Formosa Advanced Technologies Co. Ltd. (Taiwan)	11,000	$6,581
Genesis Photonics, Inc. (Taiwan)*	36,000	9,090
Global Lighting Technologies, Inc. (Taiwan)	6,000	8,082
Global Mixed Mode Technology, Inc. (Taiwan)*	4,000	6,530
Global Unichip Corp. (Taiwan)	1,000	1,771
Grand Plastic Technology Corp. (Taiwan)	1,000	5,793
Greatek Electronics, Inc. (Taiwan)	18,000	15,434
Hanergy Thin Film Power Group Ltd. (Hong Kong)*	148,000	41,442
Himax Technologies, Inc. (Taiwan), ADR	2,900	23,113
Holtek Semiconductor, Inc. (Taiwan)	6,000	7,776
Integrated Service Technology, Inc. (Taiwan)	1,000	2,669
Intel Corp.	110,627	3,334,298
King Yuan Electronics Co. Ltd. (Taiwan)*	68,000	43,365
Kinsus Interconnect Technology Corp. (Taiwan)	19,000	36,564
Linear Technology Corp.(a)	2,296	92,644
Lite-On Semiconductor Corp. (Taiwan)	25,000	16,418
Maxim Integrated Products, Inc.	5,142	171,743
MediaTek, Inc. (Taiwan)	59,000	439,055
Megachips Corp. (Japan)	7,700	73,947
NXP Semiconductor NV (Netherlands)*	1,271	110,666
OptoTech Corp. (Taiwan)	53,000	16,011
Pan Jit International, Inc. (Taiwan)*	45,000	14,414
Phison Electronics Corp. (Taiwan)	5,000	31,590
Powertech Technology, Inc. (Taiwan)	34,000	61,593
Radiant Opto-Electronics Corp. (Taiwan)	19,000	59,003
Richtek Technology Corp. (Taiwan)	3,000	17,533
Rohm Co. Ltd. (Japan)	3,800	168,987
SDI Corp. (Taiwan)	13,000	9,786
Semiconductor Manufacturing International Corp. (China)*	1,265,000	114,843
Sigurd Microelectronics Corp. (Taiwan)	21,000	13,418
Silicon Laboratories, Inc.*	1,311	54,459
Siliconware Precision Industries Co. Ltd. (Taiwan)	123,000	153,339
Single Well Industrial Corp. (Taiwan)	1,000	2,617
SK Hynix, Inc. (South Korea)	32,621	930,368
Sonix Technology Co. Ltd. (Taiwan)	4,000	4,606
STMicroelectronics NV (Switzerland)	18,849	128,778
Sunplus Technology Co. Ltd. (Taiwan)	42,000	16,663
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	117,400	2,436,050
Taiwan Surface Mounting Technology Corp. (Taiwan)	22,000	20,185
Tokyo Electron Ltd. (Japan)	6,000	283,291
Topco Scientific Co. Ltd. (Taiwan)	6,657	9,576
Transcend Information, Inc. (Taiwan)	10,000	25,284
Vimicro International Corp. (China), ADR*	600	7,476
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	5,000	5,802
Win Semiconductors Corp. (Taiwan)	35,806	39,748
Youngtek Electronics Corp. (Taiwan)	5,130	6,978

		10,777,828

Software — 0.6%
ACI Worldwide, Inc.*	2,732	57,700
Activision Blizzard, Inc.	10,798	333,550
Adobe Systems, Inc.*	5,676	466,681
Altium Ltd. (Australia)	30,930	100,579

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
ANSYS, Inc.*	1,308	$115,287
Asseco Poland SA (Poland)	4,730	67,317
Aveva Group PLC (United Kingdom)	1,550	47,815
CA, Inc.	7,702	210,265
Capcom Co. Ltd. (Japan)	2,900	57,184
Cdk Global, Inc.	1,973	94,270
Cyberlink Corp. (Taiwan)	2,000	4,147
Dassault Systemes SA (France)	2,414	178,408
Electronic Arts, Inc.*	3,958	268,155
FactSet Research Systems, Inc.	425	67,919
FleetMatics Group PLC*(a)	1,254	61,559
Fuji Soft, Inc. (Japan)	2,200	38,543
Gamania Digital Entertainment Co. Ltd. (Taiwan)	3,000	3,371
Gemalto NV (Netherlands)	2,479	161,166
Globo PLC (United Kingdom)*	154,256	93,340
International Games System Co. Ltd. (Taiwan)	2,000	4,889
Intuit, Inc.	2,770	245,838
King Digital Entertainment PLC (Ireland)*	2,320	31,413
Konami Corp. (Japan)	6,200	133,996
KongZhong Corp. (China), ADR	2,600	17,030
Linx SA (Brazil)	300	3,259
Microsoft Corp.	132,420	5,860,909
National Agricultural Holdings Ltd. (Hong Kong)*	8,000	3,241
Nemetschek AG (Germany)	477	17,934
NICE Systems Ltd. (Israel), ADR	2,879	162,174
Nintendo Co. Ltd. (Japan)	1,600	269,683
NQ Mobile, Inc. (China), ADR*	6,700	22,177
Nsd Co. Ltd. (Japan)	27,500	337,717
Open Text Corp. (Canada)	3,100	138,821
Oracle Corp.	63,631	2,298,352
Sage Group PLC (The) (United Kingdom)	36,278	274,463
SAP SE (Germany)	21,451	1,389,683
Shanda Games Ltd. (China), ADR*	2,400	16,080
Shanghai Baosight Software Co. Ltd. (China)	1,700	5,588
SimCorp A/S (Denmark)	2,555	128,688
Software AG (Germany)	2,880	84,156
Solera Holdings, Inc.	1,326	71,604
Square Enix Holdings Co. Ltd. (Japan)	3,500	86,805
SS&C Technologies Holdings, Inc.	1,261	88,320
Symantec Corp.	16,973	330,464
Synopsys, Inc.*	3,586	165,601
Totvs SA (Brazil)	1,100	8,138
Trend Micro, Inc. (Japan)	2,400	84,778
UBISOFT Entertainment (France)*	26,584	539,562
X-Legend Entertainment Co. Ltd. (Taiwan)	250	671
XPEC Entertainment, Inc. (Taiwan)*	3,000	7,755
Zynga, Inc. (Class A Stock)*	9,611	21,913

		15,278,958

Specialty Retail — 0.5%
Aaron’s, Inc.	3,674	132,668
Ace Hardware Indonesia Tbk PT (Indonesia)	96,000	3,314
Adastria Holding Co. Ltd. (Japan)	840	50,322
Advance Auto Parts, Inc.	850	161,101
Alpen Co. Ltd. (Japan)	1,700	27,116
American Eagle Outfitters, Inc.	3,625	56,659

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
AOKI Holdings, Inc. (Japan)	2,600	$31,587
Aoyama Trading Co. Ltd. (Japan)	3,500	123,456
Ascena Retail Group, Inc.*	4,694	65,294
Autobacs Seven Co. Ltd. (Japan)	5,500	91,323
AutoNation, Inc.*	1,874	109,029
Barnes & Noble Education, Inc.*	626	7,956
Barnes & Noble, Inc.	992	12,013
Bed Bath & Beyond, Inc.*	5,101	290,859
Best Buy Co., Inc.	6,125	227,360
Bic Camera, Inc. (Japan)	4,300	37,407
Buckle, Inc. (The)	852	31,498
Byggmax Group AB (Sweden)	3,971	35,416
Cabela’s, Inc.*(a)	1,493	68,081
Cashbuild Ltd. (South Africa)	788	17,343
Cato Corp. (The) (Class A Stock)	1,561	53,121
Chico’s FAS, Inc.	3,436	54,048
Children’s Place, Inc. (The)	848	48,904
China Greenland Rundong Auto Group Ltd. (China)*	16,000	6,772
China Harmony New Energy Auto Holding Ltd. (China)	41,500	19,643
China Yongda Automobiles Services Holdings Ltd. (China)	40,500	18,970
Chiyoda Co. Ltd. (Japan)	1,500	48,129
Cia Hering (Brazil)	2,400	8,499
CST Brands, Inc.	1,360	45,778
DCM Holdings Co. Ltd. (Japan)	22,500	164,531
Dick’s Sporting Goods, Inc.	2,505	124,273
DSW, Inc. (Class A Stock)	1,735	43,913
EDION Corp. (Japan)	7,000	48,047
E-LIFE MALL Corp. (Taiwan)	4,000	6,724
Esprit Holdings Ltd. (Hong Kong)	133,600	99,491
Express, Inc.*	2,558	45,711
Fast Retailing Co. Ltd. (Japan)	500	203,380
Fielmann AG (Germany)	1,294	88,669
Finish Line, Inc. (The) (Class A Stock)	1,428	27,560
Foot Locker, Inc.	2,613	188,058
Formosa Optical Technology Co. Ltd. (Taiwan)	2,000	4,378
GameStop Corp. (Class A Stock)(a)	4,208	173,412
Gap, Inc. (The)	6,323	180,206
Geo Holdings Corp. (Japan)	11,000	175,772
Giordano International Ltd. (Hong Kong)	66,000	31,890
GNC Holdings, Inc. (Class A Stock)	2,378	96,119
Groupe Fnac (France)*	3,159	180,342
Halfords Group PLC (United Kingdom)	48,426	338,674
Haverty Furniture Cos., Inc.	1,125	26,415
Hennes & Mauritz AB (Sweden) (Class B Stock)	6,156	224,918
Holdsport Ltd. (South Africa)	3,291	13,417
Home Depot, Inc. (The)	13,957	1,611,894
Home Product Center PCL (Thailand)	76,248	14,390
Honeys Co. Ltd. (Japan)	3,070	25,874
Hotel Shilla Co. Ltd. (South Korea)	1,159	112,967
Indomobil Sukses Internasional Tbk PT (Indonesia)	41,400	8,760
Industria de Diseno Textil SA (Spain)	11,136	373,408
Italtile Ltd. (South Africa)	6,522	5,836
JB Hi-Fi Ltd. (Australia)	30,527	411,108
Kingfisher PLC (United Kingdom)	100,765	547,378
Kohnan Shoji Co. Ltd. (Japan)	7,000	88,298

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Komeri Co. Ltd. (Japan)	14,000	$303,047
Konaka Co. Ltd. (Japan)	3,100	15,954
Koradior Holdings Ltd. (China)	2,000	2,552
K’s Holdings Corp. (Japan)	9,200	288,764
Lewis Group Ltd. (South Africa)	6,222	27,836
Lookers PLC (United Kingdom)	122,304	308,948
Lowe’s Cos., Inc.	12,804	882,452
Men’s Wearhouse, Inc. (The)	1,046	44,476
Mobilezone Holding AG (Switzerland)	20,089	275,242
Monro Muffler Brake, Inc.(a)	631	42,624
Mr. Price Group Ltd. (South Africa)	3,443	48,063
Nitori Holdings Co. Ltd. (Japan)	1,900	148,778
O’Reilly Automotive, Inc.*	1,614	403,500
Outerwall, Inc.(a)	1,102	62,737
Pou Sheng International Holdings Ltd. (Hong Kong)*	215,000	36,336
Premier Investments Ltd. (Australia)	40,738	369,381
PTG Energy PCL (Thailand)	12,500	5,077
Rent-A-Center, Inc.	2,167	52,550
Restoration Hardware Holdings, Inc.*	423	39,470
Rona, Inc. (Canada)	7,400	75,469
Ross Stores, Inc.	5,330	258,345
Sanrio Co. Ltd. (Japan)	1,400	38,244
Senao International Co. Ltd. (Taiwan)	7,000	9,628
Shanghai La Chapelle Fashion Co. Ltd. (China)	8,600	15,158
Shimachu Co. Ltd. (Japan)	3,000	65,727
Shimamura Co. Ltd. (Japan)	1,100	118,486
Siam Global House PCL (Thailand)*	27,800	8,962
Signet Jewelers Ltd.	856	116,527
Staples, Inc.	21,095	247,444
Super Group Ltd. (South Africa)*	10,751	22,500
Super Retail Group Ltd. (Australia)	6,463	40,660
Symphony Holdings Ltd/Hong Kong (Hong Kong)*	170,000	15,227
Tiphone Mobile Indonesia Tbk PT (Indonesia)	47,900	2,340
TJX Cos., Inc. (The)	10,291	734,983
Tractor Supply Co.	1,589	133,984
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	3,377
Ulta Salon Cosmetics & Fragrance, Inc.*	792	129,373
Urban Outfitters, Inc.*(a)	3,053	89,697
USS Co. Ltd. (Japan)	4,000	66,528
Valora Holding AG (Switzerland)*	388	73,879
Via Varejo SA (Brazil)	5,800	6,042
Vitamin Shoppe, Inc.*	971	31,693
WH Smith PLC (United Kingdom)	7,720	182,999
Williams-Sonoma, Inc.(a)	1,414	107,959
World Duty Free SpA (Italy)*	4,571	52,276
Xebio Co. Ltd. (Japan)	2,400	43,060
Yamada Denki Co. Ltd. (Japan)	49,800	200,770
Yellow Hat Ltd. (Japan)	3,200	69,347

		13,887,950

Technology Hardware, Storage & Peripherals — 1.0%
Acer, Inc. (Taiwan)*	220,000	86,391
Advantech Co. Ltd. (Taiwan)	5,596	38,429
Apple, Inc.	124,245	13,704,223
Asustek Computer, Inc. (Taiwan)	35,000	300,930
Aten International Co. Ltd. (Taiwan)	3,000	5,950
Bematech SA (Brazil)	2,000	5,045

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
BOE Technology Group Co. Ltd. (China) (Class B Stock)*	41,500	$11,327
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	263,554	22,946
Canon, Inc. (Japan)	35,400	1,024,034
Casetek Holdings Ltd. (Taiwan)	7,000	29,932
Chicony Electronics Co. Ltd. (Taiwan)	18,180	42,028
China Digital TV Holding Co. Ltd. (China), ADR*	2,500	4,875
CMC Magnetics Corp. (Taiwan)*	228,852	27,502
DFI Inc/Taiwan (Taiwan)	4,000	4,182
Diebold, Inc.(a)	2,365	70,406
Eizo Corp. (Japan)	3,600	83,885
Elitegroup Computer Systems Co. Ltd. (Taiwan)	40,216	23,896
EMC Corp.	44,612	1,077,826
Ennoconn Corp. (Taiwan)*	1,000	9,698
Foxconn Technology Co. Ltd. (Taiwan)	45,000	129,343
FUJIFILM Holdings Corp. (Japan)	20,400	762,596
Getac Technology Corp. (Taiwan)	34,000	21,602
Gigabyte Technology Co. Ltd. (Taiwan)	39,000	37,085
Hewlett-Packard Co.	59,442	1,522,310
Ibase Technology, Inc. (Taiwan)*	3,150	4,669
IEI Integration Corp. (Taiwan)	7,660	9,245
Innodisk Corp. (Taiwan)	1,000	2,728
Inventec Corp. (Taiwan)	212,000	101,013
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	48,236
KYE Systems Corp. (Taiwan)*	19,836	5,540
Legend Holdings Corp. (China)*	44,700	155,184
Lenovo Group Ltd. (China)	266,000	224,873
Lexmark International, Inc. (Class A Stock)	1,953	56,598
Lite-On Technology Corp. (Taiwan)	142,232	131,036
Melco Holdings, Inc. (Japan)	2,700	44,206
Micro-Star International Co. Ltd. (Taiwan)	54,000	45,926
Mitac Holdings Corp. (Taiwan)	79,000	49,213
Neopost SA (France)	3,259	84,949
NetApp, Inc.	7,087	209,775
Netronix, Inc. (Taiwan)	2,000	3,804
Pegatron Corp. (Taiwan)	85,000	208,020
Portwell, Inc. (Taiwan)	4,000	4,999
Primax Electronics Ltd. (Taiwan)	19,000	24,770
Quanta Computer, Inc. (Taiwan)	110,000	191,469
Quanta Storage, Inc. (Taiwan)	20,000	12,713
Ricoh Co. Ltd. (Japan)	46,700	471,339
Riso Kagaku Corp. (Japan)	4,200	71,465
Ritek Corp. (Taiwan)*	354,000	31,477
Samsung Electronics Co. Ltd. (South Korea)	4,955	4,754,094
Seiko Epson Corp. (Japan)	11,800	166,923
Shuttle, Inc. (Taiwan)*	29,000	6,120
Sunrex Technology Corp. (Taiwan)*	27,000	10,840
TCL Communication Technology Holdings Ltd. (China)	28,000	20,212
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	6,685
Wincor Nixdorf AG (Germany)	1,513	59,484

		26,264,046

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	60,000	18,781
Adidas AG (Germany)	5,241	422,570
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,957	12,757

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Anta Sports Products Ltd. (China)	20,000	$51,916
Arezzo Industria e Comercio SA (Brazil)	200	1,014
Asics Corp. (Japan)	4,800	114,404
Belle International Holdings Ltd. (China)	219,000	190,460
Best Pacific International Holdings Ltd. (China)	16,000	6,606
Bijou Brigitte AG (Germany)	651	35,786
Bosideng International Holdings Ltd. (Hong Kong)	234,000	20,949
Boyner Perakende Ve Tekstil Yatirimlari A/S (Turkey)*	331	6,575
Brunello Cucinelli SpA (Italy)(a)	2,715	49,259
Cabbeen Fashion Ltd. (China)	16,000	10,344
Carnival Industrial Corp. (Taiwan)*	95,000	16,742
Carter’s, Inc.	1,261	114,297
CCC SA (Poland)	484	20,907
China Dongxiang Group Co. (China)	189,000	45,673
China Jicheng Holdings Ltd. (Hong Kong)*	10,000	2,636
China Lilang Ltd. (China)	17,000	14,557
Christian Dior SA (France)	1,160	217,332
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)*	64,000	9,827
Coach, Inc.	4,677	135,306
Cosmo Lady China Holdings Co. (China)*	15,000	15,934
Daphne International Holdings Ltd. (China)*	76,000	17,308
De Licacy Industrial Co. Ltd. (Taiwan)	7,000	7,612
Deckers Outdoor Corp.*	1,161	67,408
Eclat Textile Co. Ltd. (Taiwan)	3,120	49,541
Everest Textile Co. Ltd. (Taiwan)	14,000	6,871
Feng TAY Enterprise Co. Ltd. (Taiwan)	5,622	35,040
Fila Korea Ltd. (South Korea)	1,003	84,293
Formosa Taffeta Co. Ltd. (Taiwan)	63,000	59,612
Forus SA (Chile)	2,409	5,419
Fuguiniao Co. Ltd. (China) (Class H Stock)	6,800	10,318
Fujibo Holdings, Inc. (Japan)	77,000	143,980
Gildan Activewear, Inc. (Canada)	6,200	187,138
Grendene SA (Brazil)	1,400	6,279
Guararapes Confeccoes SA (Brazil)	200	2,472
Gunze Ltd. (Japan)	24,000	72,600
Handsome Co. Ltd. (South Korea)	1,910	63,087
Hanesbrands, Inc.	7,346	212,593
Hansae Co. Ltd. (South Korea)	1,312	61,303
Hermes International (France)	383	139,418
HOSA International Ltd. (China)*	20,000	7,874
Hugo Boss AG (Germany)	716	80,508
Japan Wool Textile Co. Ltd. (The) (Japan)	32,000	269,342
Jinli Group Holdings Ltd. (Taiwan)	260	510
Kering (France)	2,540	415,786
Kwong Fong Industries Corp (Taiwan)*	26,400	12,821
Lealea Enterprise Co. Ltd. (Taiwan)	98,258	26,956
LF Corp. (South Korea)	2,090	57,806
Li Ning Co. Ltd. (China)*	32,791	14,287
Li Peng Enterprise Co. Ltd. (Taiwan)*	64,650	16,997
LPP SA (Poland)	11	22,676
Luthai Textile Co. Ltd. (China) (Class B Stock)	12,200	15,081
Luxottica Group SpA (Italy)	1,755	121,630
LVMH Moet Hennessy Louis Vuitton SA (France)	4,438	755,543
Makalot Industrial Co. Ltd. (Taiwan)	2,504	20,664
MC Group PCL (Thailand)	18,200	6,669

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Michael Kors Holdings Ltd.*	5,971	$252,215
Nan Liu Enterprise Co. Ltd. (Taiwan)	1,000	5,247
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	10,383
NIKE, Inc. (Class B Stock)	9,773	1,201,786
Onward Holdings Co. Ltd. (Japan)	9,000	53,220
Pak Tak International (Hong Kong)*	30,000	3,035
Pan Brothers Tbk PT (Indonesia)	160,300	6,678
Peak Sport Products Co. Ltd. (China)	47,000	11,987
Pegas Nonwovens SA (Czech Republic)	234	8,271
POU Chen Corp. (Taiwan)	103,000	154,943
Prada SpA (Italy)	14,000	53,651
Puma SE (Germany)	269	55,608
PVH Corp.	2,134	217,540
Ralph Lauren Corp.	2,223	262,670
Safilo Group SpA (Italy)*	2,483	29,037
Samsonite International SA	32,400	105,561
Sanyo Shokai Ltd. (Japan)	15,000	45,276
Shanghai Haixin Group Co. (China) (Class B Stock)	18,300	10,870
Shenzhou International Group Holdings Ltd. (China)	15,000	77,719
Shinih Enterprise Co. Ltd. (Taiwan)	10,000	8,785
Sitoy Group Holdings Ltd. (Hong Kong)	81,000	40,210
Sri Rejeki Isman Tbk PT (Indonesia)	288,200	7,567
Tack Fiori International Group Ltd. (Hong Kong)*	4,000	876
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	9,928
Tainan Spinning Co. Ltd. (Taiwan)	106,143	44,974
Texwinca Holdings Ltd. (Hong Kong)	142,000	128,072
Toung Loong Textile Manufacturing (Taiwan)	2,000	7,303
TSI Holdings Co. Ltd. (Japan)	10,800	78,193
Unitika Ltd. (Japan)*	159,000	75,898
VF Corp.	5,701	388,865
Victory City International Holdings Ltd. (Hong Kong)	136,000	19,966
Wacoal Holdings Corp. (Japan)	9,000	107,684
Weiqiao Textile Co. (China) (Class H Stock)	50,000	20,269
Wolverine World Wide, Inc.	4,198	90,845
XTEP International Holdings Ltd. (China)	43,500	21,610
Yondoshi Holdings, Inc. (Japan)	1,500	36,518
Youngone Corp. (South Korea)	830	42,507
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	130,216
Zig Sheng Industrial Co. Ltd. (Taiwan)	53,000	17,176

		8,455,233

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	5,057	81,418
BofI Holding, Inc.*	528	68,022
Capitol Federal Financial, Inc.	8,398	101,784
EverBank Financial Corp.	4,092	78,976
Genworth MI Canada, Inc. (Canada)(a)	3,900	84,020
Hudson City Bancorp, Inc.	15,519	157,828
Kearny Financial Corp.	9,320	106,900
New York Community Bancorp, Inc.	11,206	202,380
Northwest Bancshares, Inc.	11,817	153,621
Paragon Group of Cos. PLC (United Kingdom)	41,518	248,389
Provident Financial Services, Inc.	2,862	55,809

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Washington Federal, Inc.	7,264	$165,256

		1,504,403

Tobacco — 0.1%
Altria Group, Inc.	4,698	255,571
British American Tobacco PLC (United Kingdom)	20,009	1,104,008
Gudang Garam Tbk PT (Indonesia)	8,700	24,975
Imperial Tobacco Group PLC (United Kingdom)	17,371	898,057
Japan Tobacco, Inc. (Japan)	17,800	552,159
KT&G Corp. (South Korea)	3,909	367,716
Reynolds American, Inc.	6,462	286,073
Souza Cruz SA (Brazil)	1,600	10,755
Universal Corp.	1,887	93,539

		3,592,853

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Netherlands)*	8,279	316,589
AKR Corporindo Tbk PT (Indonesia)	18,900	7,569
Barloworld Ltd. (South Africa)	5,873	32,050
BayWa AG (Germany)	1,722	55,482
Brenntag AG (Germany)	4,075	219,863
Bunzl PLC (United Kingdom)	7,141	191,622
China Strategic Holdings Ltd. (Hong Kong)*	3,400,000	100,398
Fastenal Co.(a)	3,669	134,322
Ferreycorp SAA (Peru)	147,987	57,688
Fly Leasing Ltd. (Ireland), ADR	1,437	18,968
Hudaco Industries Ltd. (South Africa)	991	7,796
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	96,554
Inabata & Co. Ltd. (Japan)	9,300	97,099
Invicta Holdings Ltd. (South Africa)	3,332	14,065
Iwatani Corp. (Japan)	15,000	85,148
Kamei Corp. (Japan)	16,100	150,697
Kanamoto Co. Ltd. (Japan)	1,100	19,794
Kuroda Electric Co. Ltd. (Japan)	6,400	118,791
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,000	4,581
MISUMI Group, Inc. (Japan)	6,300	65,016
MSC Industrial Direct Co., Inc. (Class A Stock)	1,416	86,418
Nagase & Co. Ltd. (Japan)	7,700	89,653
Nishio Rent All Co. Ltd. (Japan)	2,100	41,223
NOW, Inc.*(a)	5,142	76,102
Prosperity International Holdings HK Ltd. (Hong Kong)*	360,000	10,777
Solar A/S (Denmark) (Class B Stock)	615	37,083
Tomoe Engineering Co. Ltd. (Japan)	2,200	29,312
Toromont Industries Ltd. (Canada)	3,100	75,427
W.W. Grainger, Inc.	953	204,905
Wakita & Co. Ltd. (Japan)	5,300	47,946
Watsco, Inc.	697	82,581

		2,575,519

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	8,081	127,861
Aena SA (Spain)*(g)	1,608	177,869
Aeroports de Paris (France)	1,258	142,784
Airports of Thailand PCL (Thailand)	7,100	54,969
Anhui Expressway Co. Ltd. (China)	12,000	9,814
Ansaldo STS SpA (Italy)	7,941	84,160

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Arteris SA (Brazil)	1,900	$4,515
ASTM SpA (Italy)	9,608	127,659
Atlantia SpA (Italy)	8,246	230,664
Auckland International Airport Ltd. (New Zealand)	31,164	97,559
Bangkok Expressway PCL (Thailand)	21,500	21,473
BBA Aviation PLC (United Kingdom)	35,778	145,275
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	104,000	97,210
CCR SA (Brazil)	4,600	14,109
China Dredging Environment Protection Holdings Ltd. (China)*	84,000	11,106
China Merchants Holdings International Co. Ltd. (China)	82,000	242,110
Citra Marga Nusaphala Persada Tbk PT (Indonesia)*	120,625	12,379
Cosco International Holdings Ltd. (China)	32,000	14,473
COSCO Pacific Ltd. (China)	64,000	66,188
EcoRodovias Infraestrutura e Logistica SA (Brazil)	2,400	3,723
Flughafen Wien AG (Austria)	563	50,775
Flughafen Zuerich AG (Switzerland)	723	503,227
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,358	145,803
Global Ports Investments PLC (Cyprus), GDR	1,334	5,549
Grupo Aeroportuario del Centro Norte Sab de CV (Mexico)*	3,100	15,398
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	440	38,210
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	265	40,352
Guangdong Provincial Expressway Development Co. Ltd. (China)	44,900	20,668
Hamburger Hafen und Logistik AG (Germany)	4,011	65,348
HNA Infrastructure Co. Ltd. (China)	16,000	18,348
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	2,519
Hutchison Port Holdings Trust (Singapore), UTS	230,000	126,500
International Container Terminal Services, Inc. (Philippines)	14,080	22,585
Jasa Marga Persero Tbk (Indonesia)	19,900	6,575
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	34,000	43,552
Jinzhou Port Co. Ltd. (China)	29,400	14,759
Kamigumi Co. Ltd. (Japan)	12,000	98,329
Mitsubishi Logistics Corp. (Japan)	6,000	69,576
Nissin Corp. (Japan)	29,000	83,682
Nusantara Infrastructure Tbk PT (Indonesia)*	268,100	2,623
Port of Tauranga Ltd. (New Zealand)	575	6,249
Prumo Logistica SA (Brazil)*	27,600	4,177
Qingdao Port International Co. Ltd. (China)	112,000	50,419
Qinhuangdao Port Co. Ltd. (China)	88,000	41,504
Santos Brasil Participacoes SA (Brazil), UTS	1,100	3,607
SATS Ltd. (Singapore)	39,000	105,057
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	30,000	19,630

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Sociedad Matriz SAAM SA (Chile)	224,795	$14,953
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	79,031
TAV Havalimanlari Holding A/S (Turkey)	2,591	20,359
TPI - Triunfo Participacoes e Investimentos SA (Brazil)	3,400	3,216
Transurban Group (Australia)	29,364	205,690
Wesco Aircraft Holdings, Inc.*	3,156	38,503
Wilson Sons Ltd. (Bermuda), BDR	1,100	8,255
Yuexiu Transport Infrastructure Ltd. (China)	48,000	30,236
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	154,000	168,219

		3,859,383

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	29,039	15,106
American States Water Co.	1,972	81,641
American Water Works Co., Inc.	3,925	216,189
Aqua America, Inc.	3,148	83,328
Beijing Enterprises Water Group Ltd. (China)*	104,000	72,748
California Water Service Group	3,018	66,758
China Water Affairs Group Ltd. (Hong Kong)	38,000	17,528
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	8,400	32,592
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,400	7,355
CT Environmental Group Ltd. (China)	62,000	19,482
Guangdong Investment Ltd. (China)	84,000	125,389
Inversiones Aguas Metropolitanas SA (Chile)	6,548	9,049
Manila Water Co., Inc. (Philippines)	37,700	17,494
Pennon Group PLC (United Kingdom)	14,699	172,896
Severn Trent PLC (United Kingdom)	6,648	219,916
Siic Environment Holdings Ltd. (Singapore)*	20,920	12,362
Sound Global Ltd. (China)*	42,000	18,899
TTW PCL (Thailand)	25,100	7,538
United Utilities Group PLC (United Kingdom)	20,023	280,642
Yunnan Water Investment Co. Ltd. (China)*	42,000	22,562

		1,499,474

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	9,700	61,469
Almendral SA (Chile)	6,270	432
America Movil SAB de CV (Mexico) (Class L Stock), ADR	38,685	640,237
Axiata Group Bhd (Malaysia)	60,600	80,046
China Mobile Ltd. (China)	200,500	2,399,937
DiGi.Com Bhd (Malaysia)	4,100	5,176
Empresa Nacional de Telecomunicaciones SA (Chile)	2,127	20,083
Far EasTone Telecommunications Co. Ltd. (Taiwan)	40,000	86,268
Freenet AG (Germany)	15,854	524,525
Globe Telecom, Inc. (Philippines)	400	20,132
Indosat Tbk PT (Indonesia)*	73,200	18,757
KDDI Corp. (Japan)	51,200	1,146,015
Maxis Bhd (Malaysia)	13,000	19,393
Millicom International Cellular SA (Luxembourg), SDR	2,072	129,578

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Mobistar SA (Belgium)*	1,569	$33,767
MTN Group Ltd. (South Africa)	26,148	336,245
NTT DoCoMo, Inc. (Japan)	37,500	632,514
Philippine Long Distance Telephone Co. (Philippines), ADR	1,295	59,777
Rogers Communications, Inc. (Canada) (Class B Stock)	4,400	151,601
SK Telecom Co. Ltd. (South Korea)	1,769	392,428
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	143,949	272,196
SoftBank Corp. (Japan)	22,700	1,049,644
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	85,725
Tele2 AB (Sweden) (Class B Stock)	14,092	137,434
Tim Participacoes SA (Brazil), ADR	2,460	23,247
Tower Bersama Infrastructure Tbk PT (Indonesia)*	29,700	13,282
Turkcell Iletisim Hizmetleri A/S (Turkey)	19,425	67,782
VimpelCom Ltd. (Netherlands), ADR	4,300	17,695
Vodacom Group Ltd. (South Africa)	3,963	39,421
Vodafone Group PLC (United Kingdom), ADR	97,373	3,090,619

		11,555,425

TOTAL COMMON STOCKS (cost $773,920,875)		749,889,097

EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI India Index*	539,956	3,693,299
iShares US Real Estate	404	28,664
SPDR Dow Jones International Real Estate	740	29,112

TOTAL EXCHANGE TRADED FUNDS (cost $3,300,796)		3,751,075

PREFERRED STOCKS — 0.2%
Airlines
Avianca Holdings SA (Colombia), ADR*	3,672	17,405

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	150,617
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,389	133,904
Volkswagen AG (Germany) (PRFC)	8,564	940,741

		1,225,262

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	1,074	57,270
Banco ABC Brasil SA (Brazil) (PRFC Shares)	2,200	5,111
Banco Daycoval SA (Brazil) (PRFC)	3,200	7,063
Banco Industrial e Comercial SA (Brazil) (PRFC)*	2,700	5,544
Banco Pan SA (Brazil) (PRFC)	21,600	7,628
CoBank ACB (PRFC)*	20,606	2,082,494
Grupo Aval Acciones y Valores (Colombia) (PRFC)	70,941	26,995
Itau Unibanco Holding SA (Brazil) (PRFC)	36,160	240,155
Shinkin Central Bank (Japan) (PRFC A)	99	182,002

		2,614,262

Beverages
Coca-Cola Embonor SA (Chile) (PRFC B)	14,472	23,661

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Beverages (cont’d.)
Embotelladora Andina SA (Chile) (PRFC B)	4,460	$15,436
Embotelladora Andina SA (Chile) (PRFC A)	3,684	10,797

		49,894

Chemicals
Braskem SA (Brazil) (PRFC A)	5,600	23,674

Construction Materials
STO SE & Co. KGaA (Germany) (PRFC)	2,734	392,793

Electric Utilities
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	1,000	10,296
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,270	21,572
Cia Paranaense de Energia (Brazil) (PRFC B)	3,000	24,775
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)*	4,900	13,410

		70,053

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC)	2,500	31,435
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	15,048

		46,483

Gas Utilities
Cia de Gas de Sao Paulo (Brazil) (PRFC A)	700	7,788

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	4,049	417,031

Independent Power & Renewable Electricity Producers
AES Tiete SA (Brazil) (PRFC)	500	1,787
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,600	25,288

		27,075

Machinery
Marcopolo SA (Brazil) (PRFC)	25,100	10,130
Randon Participacoes SA (Brazil) (PRFC)	5,725	4,202

		14,332

Metals & Mining
Bradespar SA (Brazil) (PRFC)	6,100	12,725
Cia Ferro Ligas da Bahia - Ferbasa (Brazil) (PRFC)	1,500	2,906
Gerdau SA (Brazil) (PRFC)	13,600	18,627
Metalurgica Gerdau SA (Brazil) (PRFC)	8,800	6,504
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)	9,100	7,850
Vale SA (Brazil) (PRFC)	24,300	81,521

		130,133

Multiline Retail
Lojas Americanas SA (Brazil) (PRFC)	1,000	4,091

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	19,467

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	10,100	48,863

	Shares	Value
PREFERRED STOCKS (Continued)
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,178	$914,441

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	5,330	9,061

TOTAL PREFERRED STOCKS (cost $7,720,414)		6,032,108

	Units
RIGHTS*
Food & Staples Retailing
Casa Ley, CVR, expiring 01/30/19(g)	5,004	$769
PDC, CVR, expiring 01/30/17(g)	5,004	234

		1,003

Food Products
Super Group Ltd. (South Africa), expiring 10/09/15(g)	933	232

Health Care Equipment & Supplies
Sorin SpA (Italy), expiring 07/22/15	25,415	10,740

Health Care Providers & Services
Golden Meditech Holdings Ltd. (Hong Kong), expiring 10/14/15(g)	84,343	56

Internet Software & Services
Pchome Online, Inc. (Taiwan), expiring 10/01/15(g)	72	47

Metals & Mining
Yeong Guan Energy Tech (Taiwan), expiring 10/12/15(g)	80	15

TOTAL RIGHTS (cost $5,323)		12,093

	Shares
UNAFFILIATED MUTUAL FUNDS — 0.7%
Chemtrade Logistics Income Fund	3,200	41,771
CPN Retail Growth Leasehold Property Fund	92,800	44,013
Delta Property Fund Ltd.	21,598	12,312
Goldman Sachs Local Emerging Markets Debt Fund	3,240,232	19,344,183
HBM Healthcare Investments AG (Class A Stock)*	1,274	120,263
Samui Airport Property Fund Leasehold	27,900	14,913
Solvalor 61	392	94,440

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $23,687,685)		19,671,895

	Units
WARRANTS*
Capital Markets
OSK Holdings Bhd (Malaysia), expiring 07/22/20(g)	19,700	1,457

Electronic Equipment, Instruments & Components
Ju Teng International Holdings Ltd. (Hong Kong), expiring 10/14/16(g)	9,000	372
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	267

		639

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)	1,675	137

Marine
Precious Shipping PCL (Thailand), expiring 06/15/18(g)	1,460	106

Pharmaceuticals
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	63

Real Estate Management & Development
Wha Corp. (Thailand), expiring 12/15/15(g)	7,050	89

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	2,689

TOTAL WARRANTS (cost $138)		5,180

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.0%
Collateralized Loan Obligations — 2.2%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.786%(c)	10/14/22	1,106	1,094,262
Series 2013-2A, Class ACOM, 144A
1.143%(c)	10/14/22	8,023	7,875,036
Series 2014-4A, Class ACOM, 144A
1.785%(c)	05/01/26	9,400	9,085,100
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.744%(c)	07/28/26	7,450	7,382,486
Series 2014-4A, Class A2, 144A
2.454%(c)	07/28/26	1,600	1,576,384
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.570%(c)	02/01/22	3,300	3,256,585
Series 2006-1A, Class A1B, 144A
0.570%(c)	02/01/22	1,279	1,268,235
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A1, 144A
0.286%(c)	12/20/54	2,902	2,883,012
Series 2007-1, Class 2A1
0.356%(c)	12/20/54	2,096	2,085,839
Series 2007-2, Class 2A1
0.287%(c)	12/17/54	1,743	1,733,933
Series 2007-2, Class 4A1
0.297%(c)	12/17/54	1,512	1,503,516

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.671%(c)	05/15/21	1,182	1,166,464
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.771%(c)	05/15/26	6,450	6,410,071
Series 2014-1A, Class A2, 144A
2.371%(c)	05/15/26	1,200	1,188,593
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.737%(c)	10/20/26	9,550	9,313,160

			57,822,676

Non-Residential Mortgage-Backed Securities — 1.8%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
0.999%(c)	02/25/41	1,290	1,266,705
Ally Auto Receivables Trust,
Series 2015-SN1, Class A3
1.210%	12/20/17	4,700	4,713,926
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	6,400	6,421,939
Chase Education Loan Trust,
Series 2007-A, Class A3
0.264%(c)	12/28/23	913	893,154
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
1.803%(c)	12/31/27	10,500	10,291,050
Series 2015-3A, Class B, 144A
3.317%(c)	12/31/27	1,300	1,256,680
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.880%	10/17/22	3,700	3,707,840
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
0.899%(c)	02/25/39	3,032	2,994,046
Educational Services of America, Inc.,
Series 2014-2, Class A, 144A
0.879%(c)	05/25/39	3,493	3,418,598
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	2,800	2,807,311
Nelnet Student Loan Trust,
Series 2013-5A, Class A, 144A
0.829%(c)	01/25/37	1,167	1,147,017
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
0.464%(c)	07/30/18	1,087	1,080,157
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.044%(c)	10/28/41	2,132	2,067,209
SLM Student Loan Trust,
Series 2005-3, Class A5
0.385%(c)	10/25/24	2,542	2,482,100
South Carolina Student Loan Corp.,
Series 2014-1, Class A1
0.947%(c)	05/01/30	3,450	3,391,413

			47,939,145

TOTAL ASSET-BACKED SECURITIES (cost $106,185,064)			105,761,821

BANK LOANS(c) — 2.2%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19	891	887,549

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	1,185	$1,181,810

Capital Markets
SS&C European Holdings,
Term Loan B-1
4.000%	06/29/22	38	37,708
SS&C Technologies,
Term Loan B-2
4.000%	06/29/22	238	238,372

			276,080

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	1,132	1,121,030

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	953	940,439

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)
4.000%	07/10/20	642	634,945

Containers & Packaging
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.250%	03/11/22	498	497,293

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, LLC,
Term Loan B
3.750%	01/30/20	1,481	1,480,431

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	1,500	1,457,625

Electronic Equipment, Instruments & Components — 0.1%
Energy Solutions LLC,
Term Advance
6.750%	05/29/20(g)	1,196	1,171,853

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	593	586,450
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20	600	592,752
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19(g)	1,481	1,480,439

			2,659,641

Food Products — 0.1%
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	1,500	1,494,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
Shearer’s Foods LLC,
Term Loan (First Lien)
4.500%	06/30/21	594	$589,177
Term Loan (Second Lien)
7.750%	06/30/22(g)	600	586,500
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	746	744,939

			3,415,531

Health Care Equipment & Supplies
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	1,086	1,069,956

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.500%	08/20/19	356	352,536
Term Loan B (Second Lien)
8.500%	03/20/20(g)	600	597,628
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	988	986,572
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	1,309	1,291,154

			3,227,890

Healthcare Providers & Services — 0.1%
HCA, Inc.,
Tranche Term Loan B-5
2.944%	03/31/17	1,246	1,239,326

Hotels
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.250%	01/22/20	647	632,103

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co. (Canada),
Term Loan B-2
3.750%	12/10/21	1,136	1,129,727
Diamond Foods, Inc.,
Term Loan B
4.250%	08/20/18(g)	987	983,460
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.500%	06/29/20	985	977,698
Term Loan (Second Lien)
6.250%	12/27/20(g)	1,000	995,000
Hilton Worldwide Finance,
Initial Term Loan
3.500%	10/26/20	1,403	1,398,018
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21	1,297	1,284,336
Marina District Finance Co., Inc.,
Incremental Term Facility
6.500%	08/15/18	382	384,661

			7,152,900

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power & Renewable Electricity Producers
Calpine Corp.,
Term Loan
4.000%	10/09/19	990	$987,184

Insurance
Asurion LLC,
Term Loan
— %(p)	08/04/22	325	318,500
Sedgwick Claims Management Services, Inc.,
Term Loan B (First Lien)
3.750%	03/01/21	249	244,384

			562,884

IT Services — 0.2%
First Data Corp.,
Term Loan C-1
3.696%	03/24/18	1,000	990,940
Ship Luxco 3 SA,
Additional Term Facility
4.500%	11/29/19	1,485	1,480,551
Vantiv LLC,
Term Loan B
3.750%	06/13/21	1,520	1,520,661

			3,992,152

Machinery
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21	990	937,406

Media — 0.2%
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.694%	07/30/19	1,200	999,000
E.W. Scripps Co. (The),
Term Loan
3.500%	11/26/20	2,874	2,866,974
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	987	638,256
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20	1,481	1,469,946

			5,974,176

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	03/26/21(g)	592	564,356
Initial Term Loan (Second Lien)
7.750%	09/27/21(g)	600	551,250
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.500%	12/01/18	965	964,340

			2,079,946

Multiline Retail — 0.1%
Dollar Tree, Inc.,
Term Loan B-1
3.500%	07/06/22	1,550	1,549,985

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources,
Term Loan (Second Lien)
8.500%	10/20/19(g)	298	$293,278
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	546	509,509

			802,787

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	1,185	1,183,521
Endo Luxembourg Finance Co. (Luxembourg),
Term Loan
— %(p)	06/24/22	200	200,000
Valeant Pharmaceuticals,
Tranche Term Loan B Series F-1
4.000%	03/11/22	1,371	1,355,138

			2,738,659

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	742	671,199
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	494	477,688
Initial Term Loan (Second Lien)
8.000%	04/11/22(g)	500	483,750

			1,632,637

Specialty Retail — 0.1%
J. Crew Group, Inc.,
Term Loan
— %(p)	03/05/21	400	308,750
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20	987	965,162
Petco Animal Supplies, Inc.,
New Loan
4.000%	11/24/17	1,184	1,182,336
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	1,250	1,247,266

			3,703,514

Textiles, Apparel & Luxury Goods — 0.1%
Polymer Group, Inc.,
Initial Loan
5.250%	12/13/19	2,128	2,128,268

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/16/20	249	246,969
Roofing Supply Group LLC,
Initial Term Loan
5.000%	05/31/19	1,185	1,183,750

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors (cont’d.)
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	988	$967,150

			2,397,869

TOTAL BANK LOANS (cost $59,757,719)			58,533,869

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	16,429	17,053,330
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	10,761	11,200,784
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	26,296,950
Series K035, Class A2
3.458%(c)	08/25/23	1,100	1,176,142
Series K044, Class A2
2.811%	01/25/25	2,300	2,321,744
Series K714, Class A2
3.034%(c)	10/25/20	6,500	6,853,418
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	10,616	10,981,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,481,968)			75,883,460

CORPORATE BONDS — 15.1%
Agriculture — 0.8%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	5,025	5,226,462
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	4,400	4,397,822
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25(a)	10,475	10,960,569

			20,584,853

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,950	4,471,416
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,188,643
3.500%	07/10/19	1,780	1,798,407
Toyota Finance Australia Ltd. (Japan),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17	MXN 720	41,599

			7,500,065

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 4.5%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	$12,768,893
Bank of America Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/24(a)	2,700	2,779,129
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	3,450	3,606,602
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15	800	800,653
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18	2,750	2,768,505
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	2,425	2,466,487
BNP Paribas SA (France),
Sr. Unsec’d. Notes
2.375%	05/21/20(a)	2,500	2,508,173
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19	1,425	1,419,688
Sub. Notes
3.875%	04/10/25	4,875	4,544,475
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19	1,625	1,631,300
Sub. Notes, 144A
6.500%	08/08/23	1,650	1,775,813
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
7.875%	04/18/19	IDR 2,000,000	129,642
8.250%	06/17/32	IDR 3,200,000	190,580
9.000%	03/20/29	IDR 4,100,000	262,817
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	775	741,094
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23	2,975	3,045,052
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	2,050	2,057,136
3.125%	01/15/16	5,675	5,705,685
5.250%	01/12/24	800	854,125
Sr. Unsec’d. Notes
3.875%	01/16/18	500	515,067
Sub. Notes, 144A
5.017%	06/26/24(a)	3,300	3,256,433
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	3,100	3,045,750
Sr. Unsec’d. Notes
3.250%	09/23/22	4,675	4,678,357
JPMorgan Chase Bank NA,
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 27,218,000	1,677,641
7.875%	04/17/19	IDR 2,000,000	129,642

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
9.000%	03/19/29	IDR 1,500,000	$96,153
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23	2,000	2,185,300
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	4,400	4,432,912
KFW (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18(a)	12,200	12,217,995
LBG Capital No. 1 PLC (United Kingdom),
Gtd. Notes, 144A
8.000%(c)	12/29/49	1,650	1,859,550
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18(a)	1,450	1,466,666
Macquarie Bank Ltd. (Australia),
Sub. Notes, 144A
6.625%	04/07/21(g)	1,900	2,129,685
Morgan Stanley,
Sr. Unsec’d. Notes
3.700%	10/23/24	8,025	8,063,279
3.875%	04/29/24	1,475	1,506,581
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.560%(c)	03/29/49	2,800	2,586,500
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24(a)	3,250	3,275,815
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	1,050	1,144,383
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	1,200	1,195,958
Sub. Notes
8.750%	05/30/18	1,725	1,969,731
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20	1,150	1,129,110
3.450%	08/27/18	700	723,355
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
4.750%	09/15/25(a)	600	594,980
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	1,125	1,169,484
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.000%	03/19/29	IDR 2,124,000	136,152
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33	IDR 1,500,000	74,140
9.000%	03/19/29	IDR 5,373,000	344,418
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29	IDR 1,000,000	64,102
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24	3,175	3,271,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	4,700	$4,752,396

			119,748,577

Beverages — 0.3%
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	5,100	5,357,152
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	650	661,607
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,880,181

			8,898,940

Chemicals — 0.2%
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	2,450	2,391,636
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	500	565,521
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	1,113	1,200,039
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44	1,925	1,667,714

			5,824,910

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,897,501

Computers — 0.2%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,600	2,638,574
2.750%	01/14/19	1,650	1,675,950

			4,314,524

Diversified Financial Services — 0.7%
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	865,716
6.800%(c)	09/01/66(a)	2,925	2,957,906
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,725	2,639,021
GE Capital Trust I,
Ltd. Gtd. Notes
6.375%(c)	11/15/67	1,620	1,737,450
General Electric Capital Corp.,
Gtd. Notes, MTN
6.150%	08/07/37	1,675	2,182,468

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16	725	$750,375
7.125%	09/01/18	1,550	1,704,845
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	625	625,193
3.000%	08/15/19	2,100	2,116,640
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,668,640

			18,248,254

Electric — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,875	2,257,755
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,919	1,938,466
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	1,350	1,367,461
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,125	961,459
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	938,700
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,727,563

			9,191,404

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21(a)	1,350	1,364,454

Foods — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	2,675	2,566,577
HJ Heinz Co.,
Gtd. Notes, 144A
2.800%	07/02/20	1,425	1,434,337
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.950%	07/15/25(a)	2,050	2,097,525

			6,098,439

Healthcare-Products — 0.2%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,300	2,325,725
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	850	861,449
3.150%	03/15/22	1,525	1,546,789

			4,733,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.2%
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	2,675	$2,691,141
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,134,274
4.750%	07/15/45	2,275	2,401,522

			6,226,937

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,919,000
6.000%	01/15/43	2,225	1,802,250

			3,721,250

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,825	2,641,657

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	2,075	1,991,500
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,469,034
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25(a)	2,375	2,411,889
4.500%	07/16/44	700	687,329
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67	925	912,281
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,044,265
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	01/15/20	2,575	2,578,929
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,180	1,213,862

			15,309,089

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	3,000	3,102,477

Iron/Steel — 0.3%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16	2,900	2,755,000
2.500%	01/15/19(a)	5,325	4,539,563

			7,294,563

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21	1,375	$1,380,885

Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	4,100	4,102,317
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	2,300	2,288,967
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	1,000	1,007,691
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	4,750	4,780,951
3.950%	01/15/25	525	514,932
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	6,200	6,142,092
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20(a)	800	858,354
5.500%	09/01/41	670	600,060

			20,295,364

Mining — 0.1%
Freeport-McMoRan, Inc.,
Gtd. Notes
4.000%	11/14/21(a)	2,500	1,950,000

Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	1,785	1,730,961
6.450%	09/15/36	1,475	1,622,709
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44(a)	1,845	1,568,713
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21(a)	1,725	1,648,681
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24(a)	1,915	1,870,798
4.150%	11/15/34	1,025	972,994
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	920	798,906
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	325	333,432
4.750%	05/15/42(a)	1,105	976,884
5.600%	07/15/41(a)	550	531,390
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/20	2,575	2,495,286

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	40	$12,780
9.000%	11/17/21	30	10,725
Gtd. Notes, RegS
5.500%	04/12/37	10	3,125
6.000%	05/16/24	120	39,000
6.000%	11/15/26	70	22,397
Petroleos Mexicanos (Mexico),
Gtd. Notes
7.470%	11/12/26	MXN 2,731	148,616
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	1,275	1,282,979
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/25	2,000	1,920,842

			17,991,218

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	3,600	3,580,114
3.200%	11/06/22	1,350	1,348,834
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	1,075	1,062,677
4.850%	06/15/44	1,325	1,207,641
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	4,000	4,062,760
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	4,475	4,421,747
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19	3,500	3,704,459
5.000%	12/15/21	1,025	1,111,902

			20,500,134

Pipelines — 0.8%
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20(a)	1,300	1,303,878
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	875	791,158
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25(a)	2,275	2,086,883
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	270	260,974
8.375%(c)	08/01/66	5,500	5,410,625
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	2,175	2,135,474
5.050%	02/15/46	1,100	872,791

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	$591,225
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	2,935	2,476,406
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	1,475	1,381,526
Williams Cos., Inc.(The),
Sr. Unsec’d. Notes
4.550%	06/24/24(a)	825	654,168
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	2,800	2,411,030

			20,376,138

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	2,964,084

Real Estate Investment Trusts (REITs) — 0.9%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,000	971,060
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,177,750
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	4,600	4,817,828
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	3,750	3,649,867
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23(a)	3,000	2,991,036
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23	2,500	2,450,173
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,229,553
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	376,359
3.600%	02/01/20	675	687,614
4.150%	02/01/22	925	911,634
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	1,375	1,383,487
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25(a)	1,250	1,208,019

			24,854,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.125%	05/15/21(a)	1,275	$1,364,788
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	2,800	2,891,907
4.000%	12/05/23(a)	2,250	2,383,792

			6,640,487

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	2,750	2,821,390

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	1,965,366
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,168,005

			4,133,371

Telecommunications — 0.9%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	118,342
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,943,286
5.462%	02/16/21	1,750	1,955,383
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	3,481	3,491,328
4.500%	09/15/20	5,575	6,039,314
5.150%	09/15/23	9,465	10,455,891

			24,003,544

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22(a)	1,675	1,637,050
4.250%	01/17/23(a)	1,075	1,096,175
4.875%	07/11/22	1,075	1,142,348

			3,875,573

TOTAL CORPORATE BONDS (cost $405,318,030)			398,488,425

FOREIGN GOVERNMENT BONDS — 2.1%
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.440%(s)	01/01/16	BRL 1,530	372,885
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23	BRL 2,224	424,270
9.762%	01/01/25	BRL 2,464	448,512
10.000%	01/01/18	BRL 4,507	1,013,566
14.496%	08/15/50	BRL 803	464,397

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP 239,000	$63,392
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 486,100	127,323
7.000%	05/04/22	COP 3,700,900	1,157,444
7.250%	06/15/16	COP 294,600	96,350
7.500%	08/26/26	COP 1,204,800	363,292
7.750%	09/18/30	COP 2,212,900	646,595
8.000%	10/28/15	COP 14,200	4,610
10.000%	07/24/24	COP 422,100	152,902
11.250%	10/24/18	COP 21,000	7,612
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.625%	07/14/20	190	205,979
Czech Republic Government Bond (Czech Republic),
Bonds
0.380%(c)	10/27/16	CZK 3,470	143,256
Dominican Republic Bond (Dominican Republic),
Unsec’d. Notes
11.375%	07/06/29	DOP 1,300	30,057
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP 2,200	51,956
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45	160	154,000
Unsec’d. Notes
10.375%	03/04/22	DOP 14,400	323,129
16.950%	02/04/22	DOP 300	8,819
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	360	373,950
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/24	IDR 1,635,000	103,142
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.750%	05/15/31	IDR 1,800,000	111,950
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 19,872	1,179,882
6.500%	06/10/21	MXN 8,818	546,197
6.500%	06/09/22	MXN 7,324	449,329
7.750%	05/29/31	MXN 1,500	98,584
8.000%	06/11/20	MXN 4,128	272,334
8.500%	12/13/18	MXN 12,224	801,488
10.000%	12/05/24	MXN 1,768	133,226
10.000%	11/20/36	MXN 4,138	332,879
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 1,482	87,124
6.250%	06/16/16	MXN 2,456	147,865
7.750%	11/23/34	MXN 45	2,942
7.750%	11/13/42	MXN 2,879	187,725
8.000%	12/07/23	MXN 1,391	92,725
8.500%	05/31/29	MXN 2,363	164,924
8.500%	11/18/38	MXN 221	15,512
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17	MXN 37	12,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.000%	11/08/46	MXN 197	$65,518
4.500%	12/04/25	MXN 47	16,547
5.000%	06/16/16	MXN 311	101,024
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25(a)	2,580	2,525,175
4.600%	01/23/46	850	756,500
5.550%	01/21/45	60	61,425
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,110	2,837,875
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN 560	141,889
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	1,075	916,437
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	4,640	4,496,160
7.750%	04/14/21	COP 440,000	143,921
12.000%	10/22/15	COP 107,000	34,735
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes
3.875%	05/30/22	EUR 200	224,308
6.375%	03/24/21	200	215,071
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25(a)	550	509,691
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23	700	862,434
5.500%	04/26/24	5,000	6,189,125
5.500%	09/18/33	2,159	2,844,383
Republic of Malaysia (Malaysia),
Sr. Unsec’d. Notes
3.654%	10/31/19	MYR 930	209,483
3.889%	07/31/20	MYR 100	22,648
4.048%	09/30/21	MYR 560	126,080
4.160%	07/15/21	MYR 130	29,785
4.498%	04/15/30	MYR 540	120,974
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	1,350	1,549,125
Republic of Peruvian (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN 482	130,727
6.950%	08/12/31	PEN 556	158,525
8.200%	08/12/26	PEN 58	18,566
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN 1,045	288,608
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	PHP 5,000	108,847
Republic of Poland (Poland),
Bonds
3.250%	07/25/25	PLN 2,690	732,457
4.000%	10/25/23	PLN 910	260,729
5.500%	10/25/19	PLN 190	56,303
5.750%	10/25/21	PLN 320	99,188
5.750%	09/23/22	PLN 2,590	814,182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON 610	$167,685
5.900%	07/26/17	RON 570	154,895
Republic of Russia (Russia),
Bonds
6.200%	01/31/18	RUB 13,770	190,225
7.000%	01/25/23	RUB 31,100	382,740
7.000%	08/16/23	RUB 36,470	444,641
7.050%	01/19/28	RUB 17,870	205,917
7.600%	04/14/21	RUB 890	11,749
7.600%	07/20/22	RUB 850	10,949
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	142,676
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR 590	41,275
8.250%	03/31/32	ZAR 10,785	727,567
8.500%	01/31/37	ZAR 1,200	82,020
8.750%	01/31/44	ZAR 1,700	117,688
8.750%	02/28/48	ZAR 2,180	151,641
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.580%	12/17/27	THB 5,900	171,417
3.625%	06/16/23	THB 4,880	142,766
3.650%	12/17/21	THB 28,595	837,037
3.875%	06/13/19	THB 3,730	109,669
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 8,800	239,505
Unsec’d. Notes, TIPS
1.250%	03/12/28	THB 26,650	621,546
Republic of Turkey (Turkey),
Bonds
7.100%	03/08/23	TRY 130	34,720
8.300%	06/20/18	TRY 1,405	434,222
8.500%	07/10/19	TRY 1,310	399,450
8.800%	11/14/18	TRY 1,550	481,853
9.000%	03/08/17	TRY 1,200	386,335
9.000%	07/24/24	TRY 1,520	448,662
9.500%	01/12/22	TRY 10	3,091
10.400%	03/27/19	TRY 560	181,539
10.400%	03/20/24	TRY 380	122,214
Sr. Unsec’d. Notes
6.750%	04/03/18	2,640	2,849,088
7.500%	07/14/17	2,710	2,923,413
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	20	6,600
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38	20	6,450
7.750%	10/13/19	70	23,975
8.250%	10/13/24	120	40,200
9.000%	05/07/23	20	6,850
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB 27,200	363,263
8.150%	02/03/27	RUB 18,050	230,763
South Africa Government Bond (South Africa),
Bonds
8.000%	01/31/30	ZAR 4,220	283,586

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.875%	02/28/35	ZAR 1,890	$134,242
10.500%	12/21/26	ZAR 3,080	254,783
Standard Chartered Bank Singapore Ltd. (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR 3,168,000	203,074
9.000%	03/19/29	IDR 3,001,000	192,369
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY 460	133,499
8.000%	03/12/25	TRY 210	58,290
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	20	6,600
9.250%	09/15/27	20	7,800
9.375%	01/13/34	10	3,450
11.750%	10/21/26	20	7,750
11.950%	08/05/31	30	11,775
12.750%	08/23/22	20	8,550

TOTAL FOREIGN GOVERNMENT BONDS (cost $63,637,681)			54,245,032

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	4,769,325

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,268,048
6.630%	02/01/35	1,000	1,037,140

			3,305,188

South Carolina
South Carolina Student Loan Corp.,
Revenue Bonds
1.295%(c)	07/25/25	1,056	1,055,810

TOTAL MUNICIPAL BONDS (cost $9,526,093)			9,130,323

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	1,013	1,116,324
Series 4273, Class PD
6.500%	11/15/43	2,488	2,883,557
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.549%(c)	04/25/37	575	577,434
Series 2011-52, Class GB
5.000%	06/25/41	2,514	2,792,265
Series 2011-99, Class DB
5.000%	10/25/41	2,175	2,448,839
Series 2012-111, Class B
7.000%	10/25/42	437	513,215
Series 2012-153, Class B
7.000%	07/25/42	1,456	1,714,629

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Paragon Mortgages No. 12 PLC (United Kingdom),
Series 12A, Class A2C
0.494%(c)	11/15/38	3,404	$2,973,923
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.469%(c)	01/15/39	5,494	4,811,513

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,899,483)			19,831,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Federal Farm Credit Banks, Bonds
3.280%	05/20/32	2,400	2,346,180
3.500%	12/20/23	8,900	9,657,924
Federal Home Loan Banks, Bonds
2.125%	06/09/23	6,100	6,046,418
3.375%	09/08/23	3,400	3,671,160
5.375%	08/15/24	1,400	1,721,888
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	4,895	4,968,947
3.500%	06/01/42-04/01/43	19,402	20,287,500
5.000%	04/01/33-07/01/39	2,482	2,730,108
5.500%	01/01/36-08/01/40	3,733	4,141,835
7.000%	02/01/39	1,361	1,583,054
Federal National Mortgage Assoc.
0.750%	03/14/17	12,900	12,926,458
3.000%	09/01/30-03/01/44	38,488	39,191,485
3.500%	09/01/45	3,000	3,132,407
3.500%	TBA(t)	21,000	21,906,280
5.000%	02/01/23-01/01/45	21,594	23,811,903
5.500%	03/01/33-02/01/38	2,740	3,080,612
6.000%	02/01/26-05/01/41	12,095	13,668,345
6.000%	TBA(t)	1,000	1,128,383
6.250%	05/15/29	7,000	9,709,945
7.000%	03/01/39	832	990,756
Government National Mortgage Assoc.
3.500%	08/20/45-09/20/45	54,393	57,087,664
4.000%	08/20/45-09/20/45	6,998	7,476,320
4.000%	TBA(t)	32,000	34,050,637
4.000%	TBA(t)	55,000	58,597,572
5.000%	07/15/40	812	902,291
5.500%	11/15/32-01/15/35	3,384	3,837,806

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $343,573,132)			348,653,878

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
2.875%	08/15/45	100	99,951
3.000%	05/15/42	13,100	13,439,788
3.125%	02/15/42	29,300	30,835,965
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22	9,600	10,044,989
0.375%	07/15/23	2,700	2,720,890
0.625%	01/15/24	5,720	5,822,210
1.375%	02/15/44	4,000	4,155,892
2.500%	01/15/29	3,400	4,533,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.625%	07/15/17	3,800	$4,583,506
U.S. Treasury Notes
1.625%	06/30/20	700	708,832
1.750%	02/28/22-09/30/22	900	901,393
2.000%	07/31/22	100	101,716
2.125%	06/30/22	100	102,604
3.000%	11/15/44-05/15/45(a)	7,500	7,674,755
3.625%	02/15/44	24,300	27,944,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $114,508,555)			113,670,734

TOTAL LONG-TERM INVESTMENTS (cost $2,036,419,357)			1,991,809,057

		Shares
SHORT-TERM INVESTMENTS — 28.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 28.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $747,040,488; includes $68,851,352 of cash collateral for securities on loan)(b)(w)		747,040,488	747,040,488

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS
Israel Makam Treasury Bills
0.056%(s)	12/02/15	510	129,959
Mexican Cetes
—(p)	11/12/15	MXN 117,557	692,907

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $862,580)			822,866

TOTAL SHORT-TERM INVESTMENTS (cost $747,903,068)			747,863,354

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.6% (cost $2,784,322,425)			$2,739,672,411

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (2.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA(t)	5,000	(5,202,344)
Federal National Mortgage Assoc.
3.000%	TBA(t)	26,000	(26,349,375)
3.000%	TBA(t)	1,000	(1,041,328)
Government National Mortgage Assoc.
3.500%	TBA(t)	35,000	(36,672,062)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(proceeds received $68,672,501)			(69,265,109)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 101.0%
(cost $2,715,649,924)			2,670,407,302
Liabilities in excess of other assets(x) — (1.0)%			(27,075,548)

NET ASSETS — 100.0%			$2,643,331,754

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,269,892; cash collateral of $68,851,352 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(g)	Indicates a security that has been deemed illiquid.
(p)	Interest rate not available as of September 30, 2015.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $42,000,000 is approximately 1.8% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Long Positions:
362	2 Year U.S. Treasury Notes	Dec. 2015	$79,135,677	$79,289,313	$153,636
1,239	5 Year U.S. Treasury Notes	Dec. 2015	148,383,232	149,318,859	935,627
645	10 Year U.S. Treasury Notes	Dec. 2015	82,510,312	83,033,672	523,360
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	1,610,938	1,604,063	(6,875)
77	Amsterdam Index	Oct. 2015	7,383,974	7,248,891	(135,083)
100	ASX SPI 200 Index	Dec. 2015	8,891,504	8,786,061	(105,443)
281	CAC40 10 Euro	Oct. 2015	14,249,589	13,977,311	(272,278)
37	DAX Index	Dec. 2015	10,470,366	9,984,063	(486,303)
2,329	Euro STOXX 50	Dec. 2015	82,664,882	80,441,364	(2,223,518)
268	FTSE 100 Index	Dec. 2015	24,618,822	24,399,940	(218,882)
15	FTSE/MIB Index	Dec. 2015	1,794,693	1,779,944	(14,749)
24	Hang Seng Index	Oct. 2015	3,387,210	3,219,386	(167,824)
24	IBEX 35 Index	Oct. 2015	2,606,550	2,558,493	(48,057)
14	Mini MSCI Emerging Markets Index	Dec. 2015	557,250	553,770	(3,480)
456	OMXS30 Index	Oct. 2015	7,982,772	7,711,731	(271,041)
1,394	Russell 2000 Mini Index	Dec. 2015	159,576,060	152,768,460	(6,807,600)
2,261	S&P 500 E-Mini	Dec. 2015	219,322,707	215,778,535	(3,544,172)
71	S&P/TSX 60 Index	Dec. 2015	8,381,033	8,299,738	(81,295)
1,289	SGX CNX Nifty Index	Oct. 2015	20,555,096	20,562,128	7,032
59	SGX MSCI Singapore Index	Oct. 2015	2,618,404	2,591,265	(27,139)
210	TOPIX Index	Dec. 2015	25,052,280	24,708,457	(343,823)

					(13,137,907)

Short Positions:
1	10 Year Euro-Bund	Dec. 2015	171,332	174,528	(3,196)
242	20 Year U.S. Treasury Bonds	Dec. 2015	37,693,734	38,077,188	(383,454)

					(386,650)

					$(13,524,557)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Morgan Stanley	AUD	23,000	$16,074,484	$16,075,913	$1,429
Expiring 12/16/15	Morgan Stanley	AUD	11,930	8,337,765	8,338,506	741
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	964	245,180	243,025	(2,155)
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	575	155,539	144,818	(10,721)
Expiring 10/02/15	Morgan Stanley	BRL	475	119,000	119,794	794
Expiring 10/02/15	Morgan Stanley	BRL	447	112,681	112,603	(78)
Expiring 10/02/15	Morgan Stanley	BRL	444	119,000	111,806	(7,194)
Expiring 10/02/15	RBC Dominion Securities	BRL	462	118,000	116,447	(1,553)
Expiring 10/02/15	UBS AG	BRL	445	118,000	112,152	(5,848)
Expiring 11/04/15	UBS AG	BRL	2,485	595,359	618,969	23,610
British Pound,
Expiring 12/16/15	Bank of America	GBP	10,610	16,125,173	16,045,247	(79,926)
Expiring 12/16/15	Morgan Stanley	GBP	17,180	26,213,674	25,980,900	(232,774)
Canadian Dollar,
Expiring 12/16/15	Barclays Capital Group	CAD	21,260	15,838,132	15,925,856	87,724
Expiring 12/16/15	Barclays Capital Group	CAD	15,490	11,732,680	11,603,552	(129,128)
Expiring 12/16/15	JPMorgan Chase	CAD	12,030	9,059,847	9,011,667	(48,180)
Chilean Peso,
Expiring 10/13/15	Citigroup Global Markets	CLP	165,074	239,584	236,869	(2,715)
Expiring 10/13/15	Royal Bank of Scotland Group PLC	CLP	57,213	83,000	82,097	(903)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 10/22/15	Bank of America	CLP	69,160	$100,407	$99,155	$(1,252)
Expiring 10/23/15	Deutsche Bank AG	CLP	36,281	55,476	52,012	(3,464)
Expiring 10/26/15	Royal Bank of Scotland Group PLC	CLP	208,336	298,000	298,578	578
Chinese Yuan,
Expiring 12/16/15	Deutsche Bank AG	CNY	539	84,000	84,275	275
Expiring 12/16/15	JPMorgan Chase	CNY	1,012	156,000	158,229	2,229
Expiring 12/16/15	JPMorgan Chase	CNY	460	71,000	71,880	880
Expiring 12/16/15	Standard Chartered PLC	CNY	754	116,000	117,845	1,845
Expiring 12/16/15	Standard Chartered PLC	CNY	737	114,000	115,293	1,293
Colombian Peso,
Expiring 10/02/15	Standard Chartered PLC	COP	356,952	110,375	115,573	5,198
Expiring 10/05/15	Royal Bank of Scotland Group PLC	COP	364,214	115,449	117,882	2,433
Expiring 10/23/15	Deutsche Bank AG	COP	369,562	136,143	119,358	(16,785)
Expiring 10/26/15	Citigroup Global Markets	COP	577,893	188,000	186,577	(1,423)
Expiring 10/29/15	Credit Suisse First Boston Corp.	COP	385,047	123,176	124,272	1,096
Danish Krone,
Expiring 12/16/15	Barclays Capital Group	DKK	14,900	2,223,451	2,235,780	12,329
Euro,
Expiring 12/16/15	Barclays Capital Group	EUR	35,380	39,451,318	39,587,963	136,645
Expiring 12/16/15	Barclays Capital Group	EUR	510	574,477	570,657	(3,820)
Expiring 12/16/15	State Street Bank	EUR	186	208,000	207,799	(201)
Hong Kong Dollar,
Expiring 12/16/15	UBS AG	HKD	32,610	4,207,199	4,207,511	312
Hungarian Forint,
Expiring 12/16/15	Citigroup Global Markets	HUF	178,235	636,223	635,221	(1,002)
Expiring 12/16/15	Deutsche Bank AG	HUF	183,791	652,112	655,024	2,912
Expiring 12/16/15	JPMorgan Chase	HUF	179,292	637,507	638,991	1,484
Expiring 12/16/15	Royal Bank of Scotland Group PLC	HUF	178,302	636,268	635,459	(809)
Indian Rupee,
Expiring 10/19/15	Barclays Capital Group	INR	7,974	120,913	121,052	139
Expiring 10/19/15	UBS AG	INR	9,192	137,686	139,537	1,851
Expiring 11/03/15	JPMorgan Chase	INR	8,002	120,968	121,132	164
Expiring 12/16/15	UBS AG	INR	2,222,000	32,833,395	33,374,722	541,327
Indonesian Rupiah,
Expiring 10/30/15	BNP Paribas	IDR	1,709,230	118,000	115,294	(2,706)
Israeli Shekel,
Expiring 12/16/15	Deutsche Bank AG	ILS	449	114,249	114,609	360
Expiring 12/16/15	Morgan Stanley	ILS	3,120	795,087	796,212	1,125
Japanese Yen,
Expiring 12/16/15	Morgan Stanley	JPY	3,702,000	30,843,911	30,903,372	59,461
Malaysian Ringgit,
Expiring 10/05/15	Hong Kong & Shanghai Bank	MYR	1,789	414,024	406,885	(7,139)
Expiring 10/09/15	Hong Kong & Shanghai Bank	MYR	1,264	296,875	287,427	(9,448)
Expiring 10/20/15	Deutsche Bank AG	MYR	1,789	404,157	406,448	2,291
Expiring 10/23/15	Deutsche Bank AG	MYR	3,441	891,998	781,548	(110,450)
Expiring 10/30/15	Deutsche Bank AG	MYR	488	113,350	110,807	(2,543)
Expiring 10/30/15	JPMorgan Chase	MYR	408	93,025	92,704	(321)
Expiring 10/30/15	Westpac Banking Corp.	MYR	3,380	879,948	767,288	(112,660)
Expiring 11/30/15	Morgan Stanley	MYR	539	122,770	122,164	(606)
Expiring 12/16/15	Deutsche Bank AG	MYR	34,290	7,658,291	7,761,753	103,462
Expiring 12/16/15	Morgan Stanley	MYR	960	222,583	217,302	(5,281)
Mexican Peso,
Expiring 12/16/15	Deutsche Bank AG	MXN	1,825	107,836	107,271	(565)
Expiring 12/16/15	Deutsche Bank AG	MXN	581	34,422	34,134	(288)
Expiring 12/16/15	JPMorgan Chase	MXN	1,988	117,000	116,884	(116)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/16/15	Morgan Stanley	MXN	1,938	$117,080	$113,893	$(3,187)
Expiring 12/16/15	RBC Dominion Securities	MXN	1,771	103,859	104,130	271
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	3,924	233,000	230,663	(2,337)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	3,917	236,000	230,244	(5,756)
New Taiwanese Dollar,
Expiring 10/05/15	JPMorgan Chase	TWD	7,546	232,000	229,171	(2,829)
Expiring 10/19/15	Standard Chartered PLC	TWD	6,339	194,950	192,514	(2,436)
Expiring 12/16/15	Deutsche Bank AG	TWD	2,700	81,325	82,037	712
Expiring 12/16/15	Morgan Stanley	TWD	12,900	394,194	391,957	(2,237)
New Zealand Dollar,
Expiring 12/16/15	Barclays Capital Group	NZD	460	290,607	292,419	1,812
Expiring 12/16/15	Morgan Stanley	NZD	260	163,957	165,280	1,323
Nigerian Naira,
Expiring 10/06/15	Standard Chartered PLC	NGN	32,989	154,152	165,252	11,100
Expiring 11/19/15	Standard Chartered PLC	NGN	28,623	135,301	141,273	5,972
Norwegian Krone,
Expiring 12/16/15	Morgan Stanley	NOK	6,550	792,855	768,439	(24,416)
Peruvian Nuevo Sol,
Expiring 10/23/15	Hong Kong & Shanghai Bank	PEN	93	28,870	28,569	(301)
Philippine Peso,
Expiring 10/19/15	Hong Kong & Shanghai Bank	PHP	5,644	119,602	120,594	992
Expiring 10/30/15	Barclays Capital Group	PHP	7,505	164,641	160,238	(4,403)
Polish Zloty,
Expiring 12/16/15	Bank of America	PLN	2,784	736,721	730,893	(5,828)
Expiring 12/16/15	BNP Paribas	PLN	2,791	739,894	732,755	(7,139)
Romanian Leu,
Expiring 12/16/15	Deutsche Bank AG	RON	2,471	631,987	623,926	(8,061)
Russian Ruble,
Expiring 10/21/15	JPMorgan Chase	RUB	7,529	114,000	114,462	462
Expiring 10/23/15	Hong Kong & Shanghai Bank	RUB	8,574	146,140	130,273	(15,867)
Singapore Dollar,
Expiring 12/16/15	Barclays Capital Group	SGD	2,530	1,781,740	1,773,177	(8,563)
South African Rand,
Expiring 12/17/15	Barclays Capital Group	ZAR	14,934	1,053,529	1,062,459	8,930
Expiring 12/17/15	Barclays Capital Group	ZAR	1,625	118,000	115,638	(2,362)
Expiring 12/17/15	Deutsche Bank AG	ZAR	1,277	94,289	90,825	(3,464)
Expiring 12/17/15	Deutsche Bank AG	ZAR	1,090	80,283	77,511	(2,772)
Expiring 12/17/15	Deutsche Bank AG	ZAR	773	55,079	54,960	(119)
Expiring 12/17/15	Hong Kong & Shanghai Bank	ZAR	1,589	114,000	113,058	(942)
Expiring 12/17/15	Standard Chartered PLC	ZAR	1,582	118,000	112,532	(5,468)
South Korean Won,
Expiring 12/16/15	Deutsche Bank AG	KRW	210,000	175,204	176,732	1,528
Expiring 12/16/15	Morgan Stanley	KRW	460,000	383,014	387,128	4,114
Swedish Krona,
Expiring 12/16/15	Barclays Capital Group	SEK	32,100	3,817,494	3,842,456	24,962
Swiss Franc,
Expiring 12/16/15	Barclays Capital Group	CHF	11,580	11,901,899	11,917,007	15,108
Expiring 12/16/15	Barclays Capital Group	CHF	880	907,782	905,610	(2,172)
Expiring 12/16/15	Morgan Stanley	CHF	600	618,512	617,462	(1,050)
Thai Baht,
Expiring 11/20/15	Deutsche Bank AG	THB	25,188	695,417	692,675	(2,742)
Turkish Lira,
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	362	118,000	116,825	(1,175)
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	360	116,000	116,080	80

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	357	$115,000	$115,284	$284

				$260,696,544	$260,850,501	153,957

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Barclays Capital Group	AUD	490	$341,052	$342,487	$(1,435)
Expiring 12/16/15	Morgan Stanley	AUD	1,970	1,355,535	1,376,937	(21,402)
Expiring 12/16/15	Morgan Stanley	AUD	10	6,881	6,990	(109)
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	450	117,000	113,528	3,472
Expiring 10/02/15	Morgan Stanley	BRL	453	116,000	114,147	1,853
Expiring 10/02/15	Morgan Stanley	BRL	449	116,000	113,129	2,871
Expiring 10/02/15	UBS AG	BRL	313	82,000	78,920	3,080
Expiring 11/04/15	Morgan Stanley	BRL	286	68,360	71,252	(2,892)
British Pound,
Expiring 12/16/15	Barclays Capital Group	GBP	240	363,521	362,946	575
Expiring 12/16/15	Morgan Stanley	GBP	2,345	3,563,159	3,546,287	16,872
Canadian Dollar,
Expiring 12/16/15	Morgan Stanley	CAD	33,290	25,215,389	24,937,523	277,866
Expiring 12/16/15	Morgan Stanley	CAD	2,430	1,829,052	1,820,312	8,740
Chinese Yuan,
Expiring 12/16/15	Citigroup Global Markets	CNY	2,417	373,777	377,976	(4,199)
Expiring 12/16/15	Standard Chartered PLC	CNY	1,459	228,000	228,180	(180)
Expiring 12/16/15	Standard Chartered PLC	CNY	736	114,000	115,131	(1,131)
Expiring 12/16/15	UBS AG	CNY	2,502	383,371	391,226	(7,855)
Expiring 12/16/15	Westpac Banking Corp.	CNY	3,850	590,773	601,954	(11,181)
Expiring 09/01/16	Barclays Capital Group	CNY	2,677	401,874	413,567	(11,693)
Expiring 09/01/16	Deutsche Bank AG	CNY	2,492	374,285	385,060	(10,775)
Expiring 09/01/16	Deutsche Bank AG	CNY	764	116,000	117,972	(1,972)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNY	2,289	347,000	353,713	(6,713)
Expiring 09/01/16	JPMorgan Chase	CNY	1,525	232,000	235,695	(3,695)
Expiring 09/01/16	Standard Chartered PLC	CNY	773	116,000	119,402	(3,402)
Expiring 09/01/16	Westpac Banking Corp.	CNY	1,523	232,000	235,340	(3,340)
Colombian Peso,
Expiring 10/02/15	Citigroup Global Markets	COP	363,825	116,620	117,799	(1,179)
Expiring 10/05/15	Royal Bank of Scotland Group PLC	COP	123,384	39,907	39,935	(28)
Expiring 10/06/15	Credit Suisse First Boston Corp.	COP	72,209	34,369	23,369	11,000
Expiring 10/06/15	Deutsche Bank AG	COP	54,453	25,918	17,623	8,295
Expiring 10/23/15	Credit Suisse First Boston Corp.	COP	1,819,858	649,543	587,764	61,779
Expiring 10/23/15	Deutsche Bank AG	COP	319,066	110,710	103,050	7,660
Expiring 10/23/15	Deutsche Bank AG	COP	194,551	67,435	62,834	4,601
Expiring 10/23/15	Deutsche Bank AG	COP	155,448	51,885	50,205	1,680
Expiring 10/26/15	Deutsche Bank AG	COP	110,365	35,674	35,633	41
Czech Koruna,
Expiring 12/16/15	BNP Paribas	CZK	3,490	146,167	143,784	2,383
Danish Krone,
Expiring 12/16/15	Morgan Stanley	DKK	1,160	173,637	174,060	(423)
Euro,
Expiring 12/16/15	JPMorgan Chase	EUR	14,560	16,235,113	16,291,711	(56,598)
Expiring 12/16/15	Morgan Stanley	EUR	4,170	4,652,315	4,665,964	(13,649)
Expiring 12/16/15	Westpac Banking Corp.	EUR	1,575	1,779,125	1,762,532	16,593

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 12/16/15	Morgan Stanley	HKD	7,280	$939,195	$939,303	$(108)
Indian Rupee,
Expiring 10/19/15	Barclays Capital Group	INR	7,638	115,000	115,952	(952)
Expiring 10/19/15	Deutsche Bank AG	INR	8,875	134,000	134,718	(718)
Expiring 11/03/15	Deutsche Bank AG	INR	7,577	114,000	114,695	(695)
Expiring 12/16/15	Deutsche Bank AG	INR	45,500	680,018	683,416	(3,398)
Expiring 12/16/15	Morgan Stanley	INR	616,500	9,036,277	9,259,908	(223,631)
Indonesian Rupiah,
Expiring 10/30/15	Deutsche Bank AG	IDR	1,901,160	137,119	128,240	8,879
Expiring 10/30/15	Standard Chartered PLC	IDR	14,750,477	1,079,514	994,973	84,541
Israeli Shekel,
Expiring 12/02/15	Deutsche Bank AG	ILS	506	128,766	129,072	(306)
Expiring 12/16/15	Deutsche Bank AG	ILS	1,364	352,270	348,094	4,176
Expiring 12/16/15	Hong Kong & Shanghai Bank	ILS	1,385	355,595	353,557	2,038
Expiring 12/16/15	Morgan Stanley	ILS	120	30,499	30,623	(124)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	ILS	1,413	360,266	360,601	(335)
Japanese Yen,
Expiring 12/16/15	Morgan Stanley	JPY	643,000	5,413,391	5,367,604	45,787
Malaysian Ringgit,
Expiring 12/16/15	Morgan Stanley	MYR	35,250	8,461,760	7,979,055	482,705
Mexican Peso,
Expiring 11/12/15	Bank of America	MXN	5,821	358,396	343,091	15,305
Expiring 11/12/15	State Street Bank	MXN	5,821	359,280	343,090	16,190
Expiring 12/16/15	RBC Dominion Securities	MXN	1,999	115,000	117,482	(2,482)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	MXN	1,996	115,000	117,332	(2,332)
Expiring 12/16/15	Standard Chartered PLC	MXN	2,023	119,782	118,905	877
New Taiwanese Dollar,
Expiring 10/02/15	Barclays Capital Group	TWD	3,950	121,356	119,965	1,391
Expiring 10/02/15	Deutsche Bank AG	TWD	3,865	119,000	117,383	1,617
Expiring 10/05/15	BNP Paribas	TWD	3,959	121,581	120,244	1,337
Expiring 10/05/15	Hong Kong & Shanghai Bank	TWD	3,851	119,000	116,958	2,042
Expiring 10/05/15	Westpac Banking Corp.	TWD	5,987	182,781	181,826	955
Expiring 10/19/15	Hong Kong & Shanghai Bank	TWD	3,105	95,904	94,308	1,596
Expiring 10/26/15	Barclays Capital Group	TWD	4,000	122,704	121,473	1,231
Expiring 10/29/15	Standard Chartered PLC	TWD	3,831	115,000	116,365	(1,365)
Expiring 11/30/15	BNP Paribas	TWD	8,253	249,397	250,703	(1,306)
Expiring 11/30/15	Deutsche Bank AG	TWD	7,815	235,861	237,418	(1,557)
Expiring 12/04/15	JPMorgan Chase	TWD	6,251	189,380	189,920	(540)
Expiring 12/16/15	UBS AG	TWD	275,400	8,538,211	8,367,828	170,383
New Zealand Dollar,
Expiring 12/16/15	Morgan Stanley	NZD	25,220	16,018,735	16,032,231	(13,496)
Expiring 12/16/15	Morgan Stanley	NZD	90	56,121	57,213	(1,092)
Expiring 12/16/15	Morgan Stanley	NZD	10	6,236	6,357	(121)
Nigerian Naira,
Expiring 01/05/16	Standard Chartered PLC	NGN	13,585	65,000	65,672	(672)
Norwegian Krone,
Expiring 12/16/15	Morgan Stanley	NOK	1,000	120,215	117,319	2,896
Philippine Peso,
Expiring 10/30/15	Hong Kong & Shanghai Bank	PHP	5,264	112,485	112,395	90
Polish Zloty,
Expiring 12/16/15	Hong Kong & Shanghai Bank	PLN	547	143,492	143,531	(39)
Russian Ruble,
Expiring 10/21/15	Bank of America	RUB	8,671	130,215	131,826	(1,611)
Expiring 10/21/15	Credit Suisse First Boston Corp.	RUB	15,412	230,000	234,311	(4,311)
Expiring 10/21/15	JPMorgan Chase	RUB	11,980	179,984	182,129	(2,145)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 12/16/15	Citigroup Global Markets	SGD	413	$290,831	$289,370	$1,461
Expiring 12/16/15	Deutsche Bank AG	SGD	165	118,000	115,896	2,104
Expiring 12/16/15	Deutsche Bank AG	SGD	165	115,000	115,593	(593)
Expiring 12/16/15	Morgan Stanley	SGD	550	384,966	385,473	(507)
Expiring 12/16/15	Standard Chartered PLC	SGD	416	290,550	291,442	(892)
South African Rand,
Expiring 12/17/15	Citigroup Global Markets	ZAR	1,634	116,000	116,252	(252)
Expiring 12/17/15	Deutsche Bank AG	ZAR	110,390	7,787,626	7,853,496	(65,870)
Expiring 12/17/15	Hong Kong & Shanghai Bank	ZAR	423	30,052	30,062	(10)
South Korean Won,
Expiring 10/02/15	JPMorgan Chase	KRW	143,840	121,451	121,343	108
Expiring 10/02/15	UBS AG	KRW	140,932	119,000	118,891	109
Expiring 10/05/15	Citigroup Global Markets	KRW	101,565	85,899	85,671	228
Expiring 10/05/15	Standard Chartered PLC	KRW	139,795	119,000	117,918	1,082
Expiring 10/21/15	UBS AG	KRW	89,876	77,000	75,765	1,235
Expiring 10/23/15	Standard Chartered PLC	KRW	140,165	119,000	118,149	851
Expiring 11/02/15	JPMorgan Chase	KRW	284,772	238,578	239,958	(1,380)
Expiring 11/09/15	Westpac Banking Corp.	KRW	346,979	291,205	292,316	(1,111)
Expiring 12/04/15	Citigroup Global Markets	KRW	241,361	203,217	203,190	27
Expiring 12/16/15	UBS AG	KRW	10,070,000	8,541,137	8,474,731	66,406
Swedish Krona,
Expiring 12/16/15	Morgan Stanley	SEK	3,675	435,560	439,907	(4,347)
Swiss Franc,
Expiring 12/16/15	Barclays Capital Group	CHF	32,190	33,126,145	33,126,810	(665)
Expiring 12/16/15	Morgan Stanley	CHF	1,010	1,041,161	1,039,393	1,768
Turkish Lira,
Expiring 12/16/15	Barclays Capital Group	TRY	357	117,000	115,055	1,945
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	364	116,000	117,477	(1,477)
Expiring 12/16/15	JPMorgan Chase	TRY	361	116,000	116,581	(581)
Expiring 12/16/15	Morgan Stanley	TRY	1,716	547,698	553,515	(5,817)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	362	117,000	116,654	346
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	360	115,000	116,231	(1,231)
Expiring 12/16/15	Royal Bank of Scotland Group PLC	TRY	359	117,000	115,705	1,295
United Arab Emerites Dirham,
Expiring 08/11/16	BNP Paribas	AED	964	262,000	261,914	86
Expiring 08/15/16	BNP Paribas	AED	6,358	1,727,000	1,726,984	16

				$173,365,309	$172,524,765	840,544

						$994,501

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/16/15	Buy	EUR	102	PLN	433	500	UBS AG
12/16/15	Buy	EUR	102	HUF	31,981	152	UBS AG
12/16/15	Buy	PLN	436	EUR	103	(849)	Bank of America

						$(197)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	10,040	01/04/16	13.815%	Brazil’s Interbank Deposit Rate(1)	$ (4,660)	$ —	$ (4,660)	Credit Suisse First Boston Corp.
BRL	6,570	01/04/16	13.780%	Brazil’s Interbank Deposit Rate(1)	(3,088)	—	(3,088)	Deutsche Bank AG
BRL	3,660	01/04/16	13.155%	Brazil Interbank Deposit Rate(2)	4,084	—	4,084	Deutsche Bank AG
BRL	3,360	01/04/16	11.945%	Brazil Interbank Deposit Rate(2)	5,364	—	5,364	Citigroup Global Markets
BRL	1,990	01/04/16	12.000%	Brazil Interbank Deposit Rate(2)	5,685	—	5,685	Deutsche Bank AG
BRL	370	01/04/16	11.230%	Brazil Interbank Deposit Rate(1)	(1,764)	—	(1,764)	Deutsche Bank AG
BRL	370	01/04/16	11.190%	Brazil Interbank Deposit Rate(1)	(1,808)	—	(1,808)	Citigroup Global Markets
BRL	2,680	01/02/17	13.840%	Brazil’s Interbank Deposit Rate(1)	(11,452)	—	(11,452)	Morgan Stanley
BRL	2,130	01/02/17	11.550%	Brazil Interbank Deposit Rate(1)	(25,264)	—	(25,264)	Credit Suisse First Boston Corp.
BRL	1,820	01/02/17	15.575%	Brazil’s Interbank Deposit Rate(1)	2	—	2	Morgan Stanley
BRL	1,700	01/02/17	15.955%	Brazil’s Interbank Deposit Rate(1)	1,590	—	1,590	Morgan Stanley
BRL	1,270	01/02/17	16.490%	Brazil’s Interbank Deposit Rate(1)	2,784	—	2,784	Deutsche Bank AG
BRL	1,010	01/02/17	12.570%	Brazil Interbank Deposit Rate(1)	(7,862)	—	(7,862)	Deutsche Bank AG
BRL	150	01/02/17	16.860%	Brazil’s Interbank Deposit Rate(1)	460	—	460	Morgan Stanley
BRL	40	01/02/17	11.700%	Brazil Interbank Deposit Rate(1)	(422)	—	(422)	Deutsche Bank AG
BRL	3,270	01/02/18	13.877%	Brazil’s Interbank Deposit Rate(1)	(24,803)	—	(24,803)	Deutsche Bank AG
BRL	1,140	01/02/18	14.580%	Brazil’s Interbank Deposit Rate(1)	(5,279)	—	(5,279)	Deutsche Bank AG
BRL	800	01/02/18	14.460%	Brazil’s Interbank Deposit Rate(1)	(4,100)	—	(4,100)	Citigroup Global Markets
BRL	550	01/02/18	11.450%	Brazil Interbank Deposit Rate(1)	(10,812)	—	(10,812)	Deutsche Bank AG
BRL	290	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(6,356)	—	(6,356)	Credit Suisse First Boston Corp.
BRL	260	01/02/18	11.500%	Brazil Interbank Deposit Rate(1)	(5,645)	—	(5,645)	Deutsche Bank AG
BRL	240	01/02/18	11.960%	Brazil Interbank Deposit Rate(1)	(4,107)	—	(4,107)	Credit Suisse First Boston Corp.
BRL	570	01/04/21	11.410%	Brazil Interbank Deposit Rate(2)	17,270	—	17,270	Morgan Stanley
BRL	620	01/02/25	12.340%	Brazil’s Interbank Deposit Rate(2)	15,707	—	15,707	Deutsche Bank AG
CLP	126,100	03/28/16	3.860%	Camara Interbank rate(2)	(316)	—	(316)	Credit Suisse First Boston Corp.
CLP	129,760	04/28/17	3.980%	Camara Interbank rate(1)	(948)	—	(948)	Credit Suisse First Boston Corp.
CLP	60,440	05/12/17	3.950%	Camara Interbank rate(2)	(347)	—	(347)	Credit Suisse First Boston Corp.
CLP	96,080	07/28/17	3.640%	Camara Interbank rate(2)	673	—	673	Credit Suisse First Boston Corp.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
CLP	102,300	03/31/19	3.850%	Camara Interbank rate(2)	$ 2,173	$ —	$ 2,173	Credit Suisse First Boston Corp.
CLP	24,790	04/10/19	4.430%	Camara Interbank rate(2)	(384)	—	(384)	Deutsche Bank AG
CLP	43,870	07/28/19	4.000%	Camara Interbank rate(2)	684	—	684	Deutsche Bank AG
COP	423,180	04/15/19	5.110%	90 day Colombian Interbank rate(2)	3,797	—	3,797	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%	Colombia Interbank rate(2)	1,823	—	1,823	JPMorgan Chase
KRW	246,840	03/03/17	2.850%	3 month Certificate of Deposit(1)	4,138	—	4,138	Deutsche Bank AG
KRW	840,670	03/07/17	2.875%	3 month Certificate of Deposit(1)	14,221	—	14,221	Citigroup Global Markets
KRW	1,319,500	10/06/17	2.239%	3 month Certificate of Deposit(2)	17,409	—	17,409	Citigroup Global Markets
KRW	915,800	10/06/17	2.245%	3 month Certificate of Deposit(1)	12,190	—	12,190	Deutsche Bank AG
KRW	116,820	10/13/17	2.250%	3 month Certificate of Deposit(1)	1,601	(7)	1,608	Morgan Stanley
KRW	221,190	10/14/17	2.240%	3 month Certificate of Deposit(1)	2,997	(13)	3,010	Citigroup Global Markets
KRW	202,870	10/14/17	2.250%	3 month Certificate of Deposit(1)	2,787	(12)	2,799	Morgan Stanley
KRW	202,870	10/14/17	2.245%	3 month Certificate of Deposit(1)	2,786	(11)	2,797	Morgan Stanley
KRW	445,020	10/15/17	2.252%	3 month Certificate of Deposit(1)	6,127	(25)	6,152	Deutsche Bank AG
KRW	299,010	10/28/17	2.172%	3 month Certificate of Deposit(1)	3,699	—	3,699	Deutsche Bank AG
KRW	2,600,000	05/14/23	2.140%	3 month Certificate of Deposit(1)	(110,217)	—	(110,217)	Barclays Bank PLC
KRW	411,360	07/11/24	2.940%	3 month Certificate of Deposit(1)	31,783	—	31,783	Citigroup Global Markets
THB	11,040	11/17/16	1.905%	6 month Thailand reference rate(1)	(2,417)	—	(2,417)	Citigroup Global Markets
THB	11,530	11/19/16	1.870%	6 month Thailand reference rate(1)	(3,164)	—	(3,164)	Deutsche Bank AG
THB	5,600	11/24/16	1.810%	6 month Thailand reference rate(1)	201	—	201	JPMorgan Chase
THB	11,140	11/26/16	1.800%	6 month Thailand reference rate(1)	333	—	333	Citigroup Global Markets
THB	6,500	11/28/16	1.820%	6 month Thailand reference rate(1)	248	—	248	Morgan Stanley
THB	14,340	12/15/16	1.893%	6 month Thailand reference rate(1)	1,439	—	1,439	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
THB	16,540	12/22/16	1.890%	6 month Thailand reference rate(1)	$1,637	$—	$1,637	JPMorgan Chase
THB	12,040	01/26/17	1.990%	6 month Thailand reference rate(1)	1,669	—	1,669	Deutsche Bank AG
TRY	1,490	12/04/16	8.050%	3 month LIBOR(1)	(157,465)	—	(157,465)	Deutsche Bank AG
TRY	514	12/05/16	8.080%	3 month LIBOR(1)	(53,655)	—	(53,655)	Deutsche Bank AG
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	(1,252)	—	(1,252)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	(482)	—	(482)	Deutsche Bank AG
ZAR	18,000	04/30/20	6.000%	3 month JIBAR(1)	(88,960)	—	(88,960)	Morgan Stanley

					$(369,668)	$(68)	$(369,600)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	40,900	12/16/20	2.000%	3 month LIBOR(2)	$(563,695)	$(1,033,330)	$(469,635)
	33,500	06/24/21	2.922%	3 month LIBOR(1)	429,420	432,781	3,361
	43,410	09/02/22	2.810%	3 month LIBOR(1)	33,651	242,598	208,947
	48,800	12/16/22	2.250%	3 month LIBOR(2)	(716,689)	(1,553,603)	(836,913)
	8,400	06/24/29	3.218%	3 month LIBOR(2)	(357,607)	(365,863)	(8,257)
	10,200	09/02/30	3.004%	3 month LIBOR(2)	30,402	(163,443)	(193,845)
MXN	5,370	09/25/18	5.190%	28 day Mexican Interbank rate(2)	3	(3,906)	(3,909)
ZAR	3,310	06/13/19	7.640%	3 month LIBOR(1)	—	523	523
ZAR	1,200	09/05/19	7.280%	3 month JIBAR(1)	1	(984)	(985)
ZAR	3,620	09/08/19	7.310%	3 month JIBAR(1)	3	(2,741)	(2,744)
ZAR	1,120	12/18/24	7.890%	3 month JIBAR(2)	—	2,328	2,328

					$(1,144,511)	$(2,445,640)	$(1,301,129)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CMBX.NA.AAA.7	01/17/47	0.500%	500	*	$(20,726)	$(19,286)	$(1,440)	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(8,290)	(7,569)	(721)	Credit Suisse First Boston Corp.

					$(29,016)	$(26,855)	$(2,161)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.881%	$(345)	$(213)	$(132)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at September 30, 2015(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	03/20/19	1.000%	80	0.881%	$(345)	$(202)	$(143)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.881%	(259)	(102)	(157)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.881%	(259)	(335)	76	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.881%	(216)	(170)	(45)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(172)	(133)	(39)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.881%	(173)	(301)	129	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(172)	(300)	127	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(173)	(320)	147	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(172)	(358)	186	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(172)	(249)	77	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.881%	(172)	(156)	(16)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.881%	(129)	(100)	(29)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.881%	(86)	(68)	(18)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.881%	(86)	(82)	(5)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.881%	(86)	(133)	47	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.881%	(86)	(67)	(19)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.881%	(43)	(66)	22	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.881%	(43)	(44)	1	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.938%	(405)	—	(405)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.938%	(355)	(2,155)	1,800	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.938%	(279)	(747)	468	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.938%	(228)	(482)	254	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.938%	(203)	(476)	274	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.938%	(177)	(214)	37	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.938%	(152)	(389)	237	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.938%	(152)	(780)	628	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.938%	(127)	(223)	97	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at September 30, 2015(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%	50	0.938%	$(127)	$(331)	$204	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.938%	(127)	(352)	225	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	0.938%	(101)	(98)	(3)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.938%	(101)	(275)	174	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.938%	(76)	(196)	120	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.938%	(76)	(292)	216	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.938%	(76)	(326)	250	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.938%	(76)	(193)	117	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.938%	(51)	(123)	72	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.938%	(51)	(126)	75	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.938%	(25)	(57)	31	Citigroup Global Markets

					$(6,154)	$(11,234)	$5,080

Cash of $2,915,823 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

*   Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC currency swap agreements:
TRY	270	11.07%	(123)	3 Month LIBOR	Citigroup Global Markets	03/10/16	$(33,212)	$—	$(33,212)
ZAR	927	6.10%	89	3 Month LIBOR	Deutsche Bank AG	05/23/19	(22,196)	(84)	(22,111)
ZAR	1,180	6.13%	115	3 Month LIBOR	Deutsche Bank AG	05/12/24	(28,570)	546	(29,117)
ZAR	580	6.13%	56	3 Month LIBOR	Citigroup Global Markets	05/13/24	(14,245)	(147)	(14,098)
ZAR	1,190	6.13%	114	3 Month LIBOR	Morgan Stanley	05/13/24	(29,143)	(246)	(28,897)
ZAR	760	6.16%	71	3 Month LIBOR	Deutsche Bank AG	07/15/24	(15,792)	—	(15,792)
ZAR	650	6.16%	61	3 Month LIBOR	Morgan Stanley	07/17/24	(13,886)	—	(13,886)
ZAR	1,190	6.13%	111	3 Month LIBOR	Morgan Stanley	08/12/24	(25,415)	—	(25,415)

							$(182,459)	$69	$(182,528)

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Deutsche Bank AG	10/14/15	353,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria	$837	$—	$837
Deutsche Bank AG	10/14/15	39,800	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria	72	—	72
Deutsche Bank AG	10/15/15	50,900	Pay or receive amounts based on market value fluctuation of Titulos de Tesoreria	(6)	—	(6)

				$903	$—	$903

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$28,248,368	$—	$—
Common Stocks	363,241,612	386,306,300	341,185
Exchange Traded Funds	3,751,075	—	—
Preferred Stocks	2,881,112	3,150,996	—
Rights	232	10,858	1,003
Unaffiliated Mutual Funds	19,627,882	44,013	—
Warrants	5,091	89	—
Asset-Backed Securities
Collateralized Loan Obligations	—	39,424,416	18,398,260
Non-Residential Mortgage-Backed Securities	—	47,939,145	—
Bank Loans	—	58,533,869	—
Commercial Mortgage-Backed Securities	—	75,883,460	—
Corporate Bonds	—	398,352,273	136,152
Foreign Government Bonds	—	54,245,032	—
Municipal Bonds	—	9,130,323	—
Residential Mortgage-Backed Securities	—	19,831,699	—
U.S. Government Agency Obligations	—	348,653,878	—
U.S. Treasury Obligations	—	113,670,734	—
Affiliated Money Market Mutual Fund	747,040,488	—	—
Foreign Treasury Obligations	—	822,866	—
Short Sales – U.S. Government Agency Obligations	—	(69,265,109)	—
Other Financial Instruments*
Futures Contracts	(13,524,557)	—	—
OTC Forward Foreign Currency Contracts	—	994,501	—
OTC Cross Currency Exchange Contracts	—	(197)	—
OTC Interest Rate Swaps	—	(369,668)	—
Exchange-Traded Interest Rate Swaps	—	(1,301,129)	—
OTC credit default swaps	—	(35,170)	—
OTC Total Return Swaps	—	903	—
OTC Currency Swap Agreements	—	(182,459)	—

Total	$1,151,271,303	$1,485,841,623	$18,876,600

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(35,170)
Equity contracts	(14,725,479)
Foreign exchange contracts	994,304
Interest rate contracts	(634,158)

Total	$(14,400,503)

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	79,538	$4,964,762
Esterline Technologies Corp.*	101,020	7,262,328
Moog, Inc. (Class A Stock)*	76,973	4,161,930

		16,389,020

Air Freight & Logistics — 0.7%
Forward Air Corp.	135,579	5,625,173

Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.*	42,512	847,689
Cooper Tire & Rubber Co.	35,106	1,387,038
Tower International, Inc.*	99,679	2,368,373

		4,603,100

Banks — 17.0%
BancorpSouth, Inc.	267,329	6,354,410
Bank of the Ozarks, Inc.	175,277	7,670,122
Banner Corp.	96,413	4,605,649
Boston Private Financial Holdings, Inc.	277,656	3,248,575
CoBiz Financial, Inc.	105,612	1,374,012
Community Bank System, Inc.	98,019	3,643,366
ConnectOne Bancorp, Inc.	52,238	1,008,193
CVB Financial Corp.	214,805	3,587,243
First Financial Bankshares, Inc.(a)	143,650	4,565,197
First Merchants Corp.	81,109	2,126,678
First Midwest Bancorp, Inc.	139,968	2,455,039
First of Long Island Corp. (The)	35,771	966,890
Flushing Financial Corp.	104,857	2,099,237
Glacier Bancorp, Inc.	177,919	4,695,282
Great Western Bancorp, Inc.	195,614	4,962,727
Hancock Holding Co.	77,104	2,085,663
Heritage Financial Corp.	73,699	1,387,015
Home BancShares, Inc.	89,221	3,613,451
Independent Bank Corp.	71,502	3,296,242
Independent Bank Group, Inc.	32,997	1,268,075
Lakeland Financial Corp.	39,712	1,792,997
LegacyTexas Financial Group, Inc.	182,532	5,563,575
MB Financial, Inc.	185,161	6,043,655
PacWest Bancorp(a)	138,988	5,950,076
Pinnacle Financial Partners, Inc.	110,979	5,483,472
PrivateBancorp, Inc.	245,632	9,415,075
Prosperity Bancshares, Inc.	124,344	6,106,534
Renasant Corp.	64,019	2,103,024
Sandy Spring Bancorp, Inc.	51,056	1,336,646
South State Corp.	64,798	4,981,022
Southwest Bancorp, Inc.	73,734	1,209,975
State Bank Financial Corp.	122,335	2,529,888
Summit State Bank	5,721	74,945
Texas Capital Bancshares, Inc.*	52,214	2,737,058
Trico Bancshares	39,605	973,095
UMB Financial Corp.	77,847	3,955,406
Webster Financial Corp.	237,184	8,450,866
Wintrust Financial Corp.	26,173	1,398,423

		135,118,798

Biotechnology — 0.6%
Infinity Pharmaceuticals, Inc.*(a)	416,790	3,521,875
Natera, Inc.*(a)	136,296	1,478,812

		5,000,687

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 0.5%
Continental Building Products, Inc.*	176,357	$3,622,373
NCI Building Systems, Inc.*	29,529	312,122

		3,934,495

Capital Markets — 1.7%
Golub Capital BDC, Inc.(a)	62,893	1,005,030
Moelis & Co. (Class A Stock)	33,941	891,291
New Mountain Finance Corp.(a)	88,012	1,196,083
OM Asset Management PLC (United Kingdom)	254,557	3,925,269
Stifel Financial Corp.*	112,470	4,734,987
Virtu Financial, Inc. (Class A Stock)(a)	69,919	1,602,543

		13,355,203

Chemicals — 1.6%
Axiall Corp.	14,316	224,618
Cytec Industries, Inc.	17,856	1,318,666
Methanex Corp. (Canada)(a)	10,172	337,304
PolyOne Corp.	139,289	4,086,739
Quaker Chemical Corp.	35,578	2,742,352
WR Grace & Co.*	41,862	3,895,259

		12,604,938

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	183,310	5,006,196
Ceco Environmental Corp.	122,217	1,000,957
G&K Services, Inc. (Class A Stock)	43,130	2,873,321
Mobile Mini, Inc.	116,587	3,589,714
Progressive Waste Solutions Ltd. (Canada)	153,231	4,048,363

		16,518,551

Communications Equipment — 1.3%
ADTRAN, Inc.	33,304	486,238
Digi International, Inc.*	91,723	1,081,414
Lumentum Holdings, Inc.*	54,804	928,928
NetScout Systems, Inc.*	86,194	3,048,682
RADWARE Ltd. (Israel)*	143,292	2,329,928
Viavi Solutions, Inc.*	524,900	2,818,713

		10,693,903

Construction & Engineering — 0.7%
EMCOR Group, Inc.	126,984	5,619,042

Construction Materials — 0.9%
Eagle Materials, Inc.	59,019	4,038,080
Summit Materials, Inc. (Class A Stock)*	168,178	3,156,701

		7,194,781

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	169,540	5,098,068
Graphic Packaging Holding Co.	359,401	4,596,739

		9,694,807

Distributors — 0.4%
Core-Mark Holding Co., Inc.	47,816	3,129,557

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	27,534	2,557,358

Electric Utilities — 2.5%
IDACORP, Inc.	106,972	6,922,158
PNM Resources, Inc.	224,556	6,298,796
Portland General Electric Co.	186,986	6,912,872

		20,133,826

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	124,937	$2,567,455

Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc.*	72,658	4,198,179
Belden, Inc.	12,970	605,569
CTS Corp.	141,547	2,620,035
Littelfuse, Inc.	26,028	2,372,452
Newport Corp.*	184,960	2,543,200
Plexus Corp.*	102,224	3,943,802

		16,283,237

Energy Equipment & Services — 0.5%
Forum Energy Technologies, Inc.*	119,191	1,455,322
Oil States International, Inc.*	104,057	2,719,009

		4,174,331

Food Products — 2.3%
Freshpet, Inc.*(a)	25,186	264,453
Hain Celestial Group, Inc. (The)*(a)	76,531	3,949,000
J&J Snack Foods Corp.	24,415	2,775,009
Post Holdings, Inc.*	49,655	2,934,611
TreeHouse Foods, Inc.*	109,492	8,517,383

		18,440,456

Gas Utilities — 1.5%
New Jersey Resources Corp.	177,571	5,332,457
Southwest Gas Corp.	115,661	6,745,350

		12,077,807

Health Care Equipment & Supplies — 1.7%
Endologix, Inc.*(a)	416,730	5,109,110
Integra LifeSciences Holdings Corp.*	56,432	3,360,526
Spectranetics Corp. (The)*(a)	97,550	1,150,115
Tornier NV*	174,000	3,547,860

		13,167,611

Health Care Providers & Services — 1.0%
Air Methods Corp.*(a)	130,245	4,440,052
HealthSouth Corp.	97,766	3,751,281

		8,191,333

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*(a)	65,072	806,893
HMS Holdings Corp.*	468,119	4,105,404

		4,912,297

Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	146,154	2,657,080
Bojangles’, Inc.*(a)	8,545	144,411
Cracker Barrel Old Country Store, Inc.(a)	16,723	2,462,963
Diamond Resorts International, Inc.*(a)	182,411	4,266,593
Jack in the Box, Inc.	65,971	5,082,406
Marriott Vacations Worldwide Corp.	49,004	3,339,133
Vail Resorts, Inc.	58,354	6,108,497

		24,061,083

Household Durables — 0.9%
Meritage Homes Corp.*	69,711	2,545,846
Standard Pacific Corp.*(a)	360,794	2,886,352
William Lyon Homes (Class A Stock)*	66,985	1,379,891

		6,812,089

Household Products — 0.9%
Spectrum Brands Holdings, Inc.	79,404	7,266,260

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc.*	151,997	$3,141,778

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	28,450	2,485,961

Insurance — 5.3%
American Equity Investment Life Holding Co.(a)	221,118	5,154,261
AMERISAFE, Inc.	40,593	2,018,690
Amtrust Financial Services, Inc.	59,974	3,777,163
CNO Financial Group, Inc.(a)	445,332	8,376,695
Endurance Specialty Holdings Ltd.	59,227	3,614,624
Enstar Group Ltd. (Bermuda)*	12,857	1,928,550
Fidelity & Guaranty Life	44,248	1,085,846
Maiden Holdings Ltd.	341,217	4,736,092
National General Holdings Corp.	203,887	3,932,980
ProAssurance Corp.	46,463	2,279,939
RLI Corp.	56,050	3,000,357
Symetra Financial Corp.	78,774	2,492,409

		42,397,606

Internet & Catalog Retail — 0.4%
HSN, Inc.	56,855	3,254,380

Internet Software & Services — 0.3%
Everyday Health, Inc.*(a)	280,073	2,559,867

IT Services — 0.5%
Convergys Corp.	183,988	4,251,963

Life Sciences Tools & Services — 0.3%
Bruker Corp.*	137,561	2,260,127

Machinery — 3.8%
Actuant Corp. (Class A Stock)	198,235	3,645,542
Alamo Group, Inc.	45,623	2,132,875
Barnes Group, Inc.	135,466	4,883,549
CLARCOR, Inc.	60,641	2,891,363
Graco, Inc.	26,394	1,769,190
Manitowoc Co., Inc. (The)(a)	213,391	3,200,865
RBC Bearings, Inc.*	52,739	3,150,100
Standex International Corp.	26,874	2,024,956
Watts Water Technologies, Inc. (Class A Stock)	94,098	4,970,256
Woodward, Inc.	39,729	1,616,970

		30,285,666

Media — 1.5%
Carmike Cinemas, Inc.*	81,349	1,634,301
Live Nation Entertainment, Inc.*	239,914	5,767,533
Nexstar Broadcasting Group, Inc. (Class A Stock)	88,666	4,198,335
Townsquare Media, Inc. (Class A Stock)*	49,063	479,346

		12,079,515

Metals & Mining — 1.2%
Commercial Metals Co.	182,099	2,467,441
Globe Specialty Metals, Inc.	161,619	1,960,438
Kaiser Aluminum Corp.	59,609	4,783,622

		9,211,501

Multiline Retail — 0.7%
Burlington Stores, Inc.*	114,502	5,844,182

Multi-Utilities — 1.1%
Black Hills Corp.	68,845	2,846,052

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
NorthWestern Corp.	112,386	$6,049,738

		8,895,790

Oil, Gas & Consumable Fuels — 4.0%
Carrizo Oil & Gas, Inc.*	148,067	4,521,966
Memorial Resource Development Corp.*	320,333	5,631,454
Parsley Energy, Inc. (Class A Stock)*(a)	275,920	4,158,114
PDC Energy, Inc.*	81,577	4,324,397
Rice Energy, Inc.*	385,729	6,233,381
RSP Permian, Inc.*(a)	227,653	4,609,973
WPX Energy, Inc.*	293,884	1,945,512

		31,424,797

Paper & Forest Products — 0.2%
KapStone Paper and Packaging Corp.	73,809	1,218,587
Mercer International, Inc. (Canada)	59,078	592,552

		1,811,139

Pharmaceuticals — 0.7%
Catalent, Inc.*	38,867	944,468
Pacira Pharmaceuticals, Inc.*(a)	55,963	2,300,079
Prestige Brands Holdings, Inc.*	57,336	2,589,294

		5,833,841

Professional Services — 0.6%
On Assignment, Inc.*	126,719	4,675,931
TrueBlue, Inc.*	3,763	84,555

		4,760,486

Real Estate Investment Trusts (REITs) — 12.6%
Acadia Realty Trust	231,361	6,957,025
Apollo Commercial Real Estate Finance, Inc.	310,164	4,872,676
Blackstone Mortgage Trust, Inc. (Class A Stock)	231,850	6,361,964
CBL & Associates Properties, Inc.	241,098	3,315,097
Chesapeake Lodging Trust	322,993	8,417,198
CubeSmart	321,629	8,751,525
CyrusOne, Inc.	175,472	5,730,916
DuPont Fabros Technology, Inc.	63,244	1,636,755
Highwoods Properties, Inc.	154,376	5,982,070
Hudson Pacific Properties, Inc.	205,490	5,916,057
MFA Financial, Inc.	573,134	3,903,043
National Health Investors, Inc.	68,871	3,959,394
Pebblebrook Hotel Trust	328,894	11,659,292
PS Business Parks, Inc.	86,879	6,896,455
Sovran Self Storage, Inc.	18,264	1,722,295
Strategic Hotels & Resorts, Inc.*	530,482	7,315,347
Terreno Realty Corp.	207,210	4,069,604
Two Harbors Investment Corp.	361,806	3,191,129

		100,657,842

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	250,031	5,543,187

Semiconductors & Semiconductor Equipment — 3.5%
Cabot Microelectronics Corp.*	78,183	3,028,809
Entegris, Inc.*	417,388	5,505,348
Fairchild Semiconductor International, Inc.*	176,510	2,478,200
Intersil Corp. (Class A Stock)	552,137	6,460,003
MKS Instruments, Inc.	125,164	4,196,749
Semtech Corp.*	236,394	3,569,549

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Silicon Laboratories, Inc.*	57,065	$2,370,480

		27,609,138

Software — 1.9%
Bottomline Technologies de, Inc.*	107,656	2,692,477
CommVault Systems, Inc.*	81,601	2,771,170
Monotype Imaging Holdings, Inc.	105,086	2,292,977
Pegasystems, Inc.	76,072	1,872,132
Verint Systems, Inc.*	120,171	5,185,379

		14,814,135

Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	90,426	1,413,358
Asbury Automotive Group, Inc.*	33,299	2,702,214
Ascena Retail Group, Inc.*(a)	56,330	783,550
Boot Barn Holdings, Inc.*(a)	92,332	1,701,679
GNC Holdings, Inc. (Class A Stock)	48,950	1,978,559
Lithia Motors, Inc. (Class A Stock)	66,953	7,238,289
Monro Muffler Brake, Inc.	25,721	1,737,454
Office Depot, Inc.*	64,795	415,984
Party City Holdco, Inc.*(a)	43,510	694,855

		18,665,942

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*(a)	76,291	3,301,874

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	57,549	5,216,241
Steven Madden Ltd.*	55,386	2,028,235

		7,244,476

Thrifts & Mortgage Finance — 2.4%
Brookline Bancorp, Inc.	114,115	1,157,126
Dime Community Bancshares, Inc.	73,554	1,243,063
EverBank Financial Corp.	191,259	3,691,299
Oritani Financial Corp.	88,863	1,388,040
Provident Financial Services, Inc.	152,886	2,981,277
Radian Group, Inc.	426,281	6,782,131
WSFS Financial Corp.	67,807	1,953,520

		19,196,456

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc.*	116,060	3,770,789
Kaman Corp.	110,394	3,957,625
WESCO International, Inc.*(a)	62,323	2,896,150

		10,624,564

TOTAL COMMON STOCKS (cost $724,300,150)		768,283,411

EXCHANGE TRADED FUND — 2.1%
iShares Russell 2000 Value ETF (cost $16,340,766)	182,845	16,474,335

TOTAL LONG-TERM INVESTMENTS (cost $740,640,916)		784,757,746

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 8.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $68,599,688; includes $58,963,427 of cash collateral for securities on loan)(b)(w)	68,599,688	68,599,688

TOTAL INVESTMENTS — 107.1% (cost $809,240,604)		$853,357,434
Liabilities in excess of other assets — (7.1)%		(56,553,205)

NET ASSETS — 100.0%		$796,804,229

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,494,921; cash collateral of $58,963,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,389,020	$—	$—
Air Freight & Logistics	5,625,173	—	—
Auto Components	4,603,100	—	—
Banks	135,118,798	—	—
Biotechnology	5,000,687	—	—
Building Products	3,934,495	—	—
Capital Markets	13,355,203	—	—
Chemicals	12,604,938	—	—
Commercial Services & Supplies	16,518,551	—	—
Communications Equipment	10,693,903	—	—
Construction & Engineering	5,619,042	—	—
Construction Materials	7,194,781	—	—
Containers & Packaging	9,694,807	—	—
Distributors	3,129,557	—	—
Diversified Financial Services	2,557,358	—	—
Electric Utilities	20,133,826	—	—
Electrical Equipment	2,567,455	—	—
Electronic Equipment, Instruments & Components	16,283,237	—	—
Energy Equipment & Services	4,174,331	—	—
Food Products	18,440,456	—	—
Gas Utilities	12,077,807	—	—
Health Care Equipment & Supplies	13,167,611	—	—
Health Care Providers & Services	8,191,333	—	—
Health Care Technology	4,912,297	—	—
Hotels, Restaurants & Leisure	24,061,083	—	—
Household Durables	6,812,089	—	—
Household Products	7,266,260	—	—
Independent Power & Renewable Electricity Producers	3,141,778	—	—
Industrial Conglomerates	2,485,961	—	—
Insurance	42,397,606	—	—
Internet & Catalog Retail	3,254,380	—	—
Internet Software & Services	2,559,867	—	—
IT Services	4,251,963	—	—
Life Sciences Tools & Services	2,260,127	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Machinery	$30,285,666	$—	$—
Media	12,079,515	—	—
Metals & Mining	9,211,501	—	—
Multiline Retail	5,844,182	—	—
Multi-Utilities	8,895,790	—	—
Oil, Gas & Consumable Fuels	31,424,797	—	—
Paper & Forest Products	1,811,139	—	—
Pharmaceuticals	5,833,841	—	—
Professional Services	4,760,486	—	—
Real Estate Investment Trusts (REITs)	100,657,842	—	—
Real Estate Management & Development	5,543,187	—	—
Semiconductors & Semiconductor Equipment	27,609,138	—	—
Software	14,814,135	—	—
Specialty Retail	18,665,942	—	—
Technology Hardware, Storage & Peripherals	3,301,874	—	—
Textiles, Apparel & Luxury Goods	7,244,476	—	—
Thrifts & Mortgage Finance	19,196,456	—	—
Trading Companies & Distributors	10,624,564	—	—
Exchange Traded Fund	16,474,335	—	—
Affiliated Money Market Mutual Fund	68,599,688	—	—

Total	$853,357,434	$—	$—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

LONG-TERM INVESTMENTS — 89.6%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 26.2%
Collateralized Loan Obligations — 19.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A
1.785%(c)	05/01/26	5,850	$5,654,025
Series 2014-4A, Class C, 144A
2.850%(c)	05/01/26	350	326,415
Covenant Credit Partners LLC (Cayman Islands),
Series 2014-1A, Class C, CLO, 144A
3.154%(c)	07/20/26	650	623,506
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1B, 144A
1.649%(c)	07/15/26	6,100	6,025,909
Series 2014-1A, Class A2, 144A
2.439%(c)	07/15/26	950	923,546
Series 2014-1A, Class B, 144A
3.139%(c)	07/15/26	700	669,095
Series 2015-1A, Class A2, 144A
1.808%(c)	07/15/27	5,850	5,799,030
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3
3.499%(c)	10/25/27	440	415,944
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
1.727%(c)	07/25/27	4,000	3,957,790
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.737%(c)	07/19/26	10,000	9,947,465
Series 2014-2A, Class B1, 144A
2.487%(c)	07/19/26	2,150	2,116,318
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
1.752%(c)	07/21/26	7,750	7,712,447
Monroe Capital BSL CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
1.968%(c)	05/22/27	5,900	5,763,710
Series 2015-1A, Class B, 144A
2.486%(c)	05/22/27	350	347,623
Series 2015-1A, Class C1, 144A
3.286%(c)	05/22/27	400	386,386
Neuberger Berman CLO XVll Ltd. (Cayman Islands),
Series 2014-17A, Class C, 144A
3.069%(c)	08/04/25	250	238,754
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.457%(c)	03/20/25	2,700	2,610,360
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	4,443,075
Series 2014-7A, Class C, 144A
3.257%(c)	10/18/26	600	576,672
Parallel CLO Ltd.,
2015-1A, Class A, CF-CLO-LL, 144A
1.752%(c)	07/20/27	2,950	2,926,671
2015-1A, Class B, CF-CLO-LL, 144A
2.352%(c)	07/20/27	600	585,384

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class ACOM, CF-CLO-LL, 144A
1.805%(c)	07/25/26	9,050	$8,878,955
Series 2014-1A, Class C, CF-CLO-LL, 144A
3.245%(c)	07/25/26	600	578,906
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.771%(c)	05/15/26	2,450	2,434,833
Series 2014-1A, Class A2, 144A
2.371%(c)	05/15/26	1,300	1,287,643
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%	12/15/23	268	267,717
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.737%(c)	10/20/26	6,100	5,948,720
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.651%(c)	07/15/26	9,300	9,047,040
Wasatch Ltd. (Cayman Islands),
Series 2006-1A, Class A1B, 144A
0.549%(c)	11/14/22	4,708	4,645,405
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
1.737%(c)	07/16/27	4,300	4,207,550

			99,346,894

Non-Residential Mortgage-Backed Securities — 4.7%
Access Group, Inc.,
Series 2006-1, Class A2
0.439%(c)	08/25/23	519	513,004
Series 2015-1, Class A, 144A
0.899%(c)	07/25/56	1,603	1,555,481
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.449%(c)	11/25/26	314	311,390
Higher Education Funding I,
Series 2005-1, Class A4
0.469%(c)	02/25/30	800	785,878
Nelnet Student Loan Trust,
Series 2005-4, Class A3
0.449%(c)	06/22/26	1,302	1,284,058
SLM Student Loan Trust,
Series 2003-14, Class A5
0.525%(c)	01/25/23	642	633,895
Series 2005-4, Class A3
0.415%(c)	01/25/27	923	876,433
Series 2006-9, Class A4
0.365%(c)	10/25/22	257	255,424
Series 2008-2, Class A3
1.045%(c)	04/25/23	731	706,963
Series 2008-4, Class A4
1.945%(c)	07/25/22	1,200	1,205,186
SPS Servicer Advance Receivables Trust,
Series 2015-T1, Class A, 144A(g)
2.530%	06/15/45	13,650	13,650,000
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%	06/26/45	1,560	1,551,118

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Wachovia Student Loan Trust,
Series 2005-1, Class A5
0.425%(c)	01/26/26	455	$446,208

			23,775,038

Residential Mortgage-Backed Securities — 1.8%
Bayview Opportunity Master Fund IIIb RPL Trust,
Series 2015-3, Class A1, 144A
3.623%	04/28/30	311	311,231
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.126%(c)	12/25/35	554	547,268
Series 2005-CB8, Class AF3
4.126%(c)	12/25/35	700	657,467
Lehman XS Trust,
Series 2007-3, Class 1BA2
1.034%(c)	03/25/37	2,165	1,661,722
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A
0.369%(c)	11/25/36	6,180	2,595,547
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.679%(c)	11/25/35	2,500	2,152,398
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.044%(c)	10/28/41	1,055	1,022,949
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 144A
2.407%(c)	05/17/32	100	95,531
Series 2015-SFR1, Class E, 144A
3.207%(c)	05/17/32	130	124,550

			9,168,663

TOTAL ASSET-BACKED SECURITIES (cost $133,175,827)			132,290,595

BANK LOANS(c) — 6.6%
Aerospace & Defense — 0.1%
Transdigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	271	268,249

Automobiles — 0.1%
FCA US LLC,
Term Loan B
3.500%	05/24/17	274	273,227

Cable Television — 0.1%
CSC Holdings LLC,
— %(p)	09/25/22	675	669,817

Chemicals — 0.1%
Polymer Group, Inc.,
Initial Loan
5.250%	12/13/19	349	349,145

Commercial Services & Supplies — 0.1%
ADS Waste Holdings,
Initial Tranche Term Loan B-2
3.750%	10/09/19	398	392,516

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Diversified Consumer Services
Bright Horizons Family Solutions LLC,
Term Loan B
3.750%	01/30/20	—	(r)	$459

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	615		597,626

Electronic Equipment, Instruments & Components — 0.4%
EnergySolutions LLC,
Term Advance(g)
6.750%	05/29/20	1,163		1,139,740
TTM Technologies,
Term Loan B
6.000%	05/01/25	975		906,750

				2,046,490

Food Products — 0.8%
Shearer’s Foods LLC,
Term Loan (Second Lien)(g)
7.750%	06/30/22	500		488,750
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	3,524		3,517,729

				4,006,479

Health Care Providers & Services — 0.6%
American Renal Holdings, Inc.,
Initial Term Loan (Second Lien)(g)
8.500%	03/20/20	575		572,844
Term Loan B (First Lien)
4.500%	08/20/19	422		417,456
HCA, Inc.,
Tranche Term Loan B-4
2.940%	05/01/18	1		1,301
U.S. Renal Care,
Term Loan (Second Lien)(g)
10.250%	01/03/20	2,000		2,015,000

				3,006,601

Healthcare Providers & Services — 0.2%
Endo Luxembourg Finance Co.,
Term Loan B
3.750%	06/24/22	875		875,000

Hotels, Restaurants & Leisure
Seminole Hardrock Entertainment, Inc.,
Term Loan
3.500%	05/14/20	—	(r)	—
Independent Power & Renewable Electricity Producers — 0.1%
Ep Energy LLC,
Tranche Term Loan B-3
3.500%	05/24/18	575		530,437

IT Services — 0.3%
First Data Corp.,
2017 Term Loan (Second New Dollar)
3.700%	03/24/17	1,450		1,442,145

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media — 1.4%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	1,000	$661,250
Term Loan B (First Lien)
4.500%	04/09/21	3,346	2,861,021
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	4,792	3,097,620
WMG Acquisitions,
Tranche Refinancing Term Loan B
3.750%	07/01/20	397	388,741

			7,008,632

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (Second Lien)(g)
7.750%	09/27/21	805	739,594

Oil, Gas & Consumable Fuels — 1.2%
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20	925	520,313
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	29,334
Magnum Hunter Resources Corp.,
2nd Lien Term Loan(g)
8.500%	10/20/19	2,971	2,926,367
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	2,707	2,524,405

			6,000,419

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals,
Tranche Term Loan B, Series F1
4.000%	03/11/22	325	321,181

Semiconductors
Freescale Semiconductor, Inc.,
Tranche Term Loan B4
4.250%	02/28/20	175	174,256

Software — 0.3%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	1,837	1,661,194
Renaissance Learning, Inc.,
Initial Term Loan (Second Lien)(g)
8.000%	04/11/22	50	48,375

			1,709,569

Technology Hardware, Storage & Peripherals — 0.2%
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien)
6.750%	02/28/22	575	539,063
Initial Term Loan (First Lien)
3.750%	03/01/21	496	487,538
Term Loan (Second Lien)
6.750%	02/28/22	225	210,937

			1,237,538

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Textiles, Apparel & Luxury Goods — 0.3%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19		2,546	$1,523,210

TOTAL BANK LOANS (cost $35,991,156)				33,172,590

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.148%(c)	06/15/28		600	597,156
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(c)	04/10/28		450	441,797
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.557%(c)	06/15/33		900	869,769
Series 2015-SSHP, Class D, 144A
3.248%(c)	09/15/17		300	294,380
Series 2015-SSHP, Class E, 144A
3.598%(c)	09/15/17		400	393,414
COMM Mortgage Trust,
Series 2015-CR23, Class CMD, 144A(g)
3.807%(c)	05/10/48		800	774,591
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.704%(c)	06/11/27		450	446,048
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A
2.750%(c)	04/20/20	EUR	1,982	2,192,662
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37		1,000	932,786
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.339%(c)	07/25/47		1,776	1,439,255
Fannie Mae REMICS,
Series 2013-96, Class SW, IO(g)
5.906%(c)	09/25/43		1,927	321,019
Series 2014-19, Class MS, IO(g)
6.406%(c)	11/25/39		1,364	194,426
Series 2015-20, Class ES, IO(g)
5.956%(c)	04/25/45		960	241,341
Series 2015-22, Class DS, IO(g)
6.006%(c)	04/25/45		962	217,023
Series 2015-34, Class LS, IO(g)
5.906%(c)	06/25/45		1,933	369,278
Series 2015-79, Class SE, IO(g)
— (p)	11/25/45		1,025	164,000
Federal National Mortgage Assoc.,
Series 2015-79, Class SA, IO(g)
6.054%	11/25/45		1,750	273,711
Series 2015-81, Class SA, IO(g)
5.520%	11/25/45		5,625	754,102
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22		6,000	6,035,880
Series K029, Class A2
3.320%(c)	02/25/23		7,000	7,438,697

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 4431, Class ST, IO(g)
5.904%(c)	01/15/45		1,925	$411,879
Series 4468, Class SY, IO(g)
5.904%(c)	05/15/45		960	185,970
FREMF Mortgage Trust,
Series 2014-K40, Class C, 144A
4.072%(c)	11/25/47		200	203,332
Series 2014-K41, Class B, 144A
3.830%(c)	10/25/24		550	544,062
Government National Mortgage Association,
Series 2013-113, Class SA, IO(g)
6.506%(c)	08/20/43		1,813	328,344
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44		930	142,287
Series 2015-110, Class MS, IO(g)
5.516%(c)	08/20/45		1,206	176,756
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45		993	153,982
Series 2015-111, Class SM, IO(g)
6.006%(c)	08/20/45		1,018	179,158
Series 2015-112, Class SB, IO(g)
5.546%(c)	08/20/45		1,969	321,415
Series 2015-126, Class HS, IO
6.006%(c)	09/20/45		2,025	375,819
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45		2,568	582,913
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.710%(c)	06/10/28		800	773,128
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.457%(c)	07/15/29		550	552,820
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.057%(c)	10/15/29		700	695,298
Series 2014-FBLU, Class E, 144A
3.707%(c)	12/15/28		800	799,486
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.560%(c)	07/13/29		910	863,471

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,223,421)				31,681,455

CORPORATE BONDS — 19.5%
Airlines — 0.4%
Air Canada (Canada),
Sec’d. Notes, 144A
8.750%	04/01/20		1,050	1,145,813
Sr. Sec’d. Notes, 144A
6.750%	10/01/19(a)		940	984,744

				2,130,557

Banks — 6.0%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	EUR	6,419	7,190,552
Bank of America Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		1,700	$1,723,615
CITIC Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.800%	01/17/23		1,090	1,234,587
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.300%	04/27/25(a)		1,300	1,266,242
Credit Agricole SA (France),
Jr. Sub. Notes
5.000%(c)	06/29/49	GBP	1,000	1,535,436
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	04/15/39	GBP	500	1,045,733
Sr. Unsec’d. Notes, MTN
3.875%	06/08/37	GBP	1,000	1,801,773
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24(a)		1,800	1,776,236
Sub. Notes, MTN
6.625%	09/13/23	EUR	200	264,485
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		1,700	1,731,487
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN
9.875%(c)	12/16/21		900	979,605
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.560%(c)	03/29/49		3,700	3,417,875
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, MTN
10.500%(c)	03/16/22	EUR	1,750	2,191,230
Sub. Notes, RegS
9.500%(c)	03/16/22		2,545	2,773,768
Wells Fargo & Co,
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		1,475	1,475,555

				30,408,179

Capital Markets — 0.1%
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49		650	640,250

Containers & Packaging — 2.0%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20(a)		3,341	3,482,993
Gtd. Notes, RegS
9.250%	10/15/20	EUR	1,050	1,225,780
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		1,125	1,172,813
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		1,254	1,235,190

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19		354	$359,310
9.875%	08/15/19		2,655	2,747,925

				10,224,011

Distribution/Wholesale — 0.3%
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		900	1,017,000
Sec’d. Notes
11.000%	04/15/20		450	498,375

				1,515,375

Diversified Financial Services — 0.1%
General Electric Capital Corp.,
Gtd. Notes, MTN
8.500%	04/06/18	MXN	5,000	320,913

Diversified Telecommunication Services — 0.6%
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23		1,500	975,000
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20		1,212	1,266,540
UPCB Finance IV Ltd. (Ivory Coast),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		875	822,500

				3,064,040

Foods — 0.5%
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18(g)		450	405,000
Bumble Bee Holdco SCA,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	03/15/18(g)		350	354,375
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		1,516	1,546,320
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.000%	07/15/35(a)		425	443,950

				2,749,645

Health Care Providers & Services — 1.4%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19		5,500	5,723,437
Sr. Sec’d. Notes
5.125%	08/15/18		975	996,937
HCA, Inc.,
Gtd. Notes
6.500%	02/15/16		100	101,125

				6,821,499

Insurance — 0.1%
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67		650	641,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44(a)	1,250	$1,276,950

Lodging — 0.2%
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16	100	102,750
10.000%	11/01/16	950	1,014,125

			1,116,875

Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19	138	140,760
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	550	545,949
4.908%	07/23/25	800	796,162
6.484%	10/23/45(a)	1,000	1,008,850
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	550	565,512
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16	500	503,750
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17	775	820,216
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	4,416	4,592,640

			8,973,839

Oil & Gas — 1.5%
Antero Resources Corp.,
Gtd. Notes, 144A
5.625%	06/01/23	1,125	987,187
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21	1,075	946,000
6.000%	12/01/20	50	46,250
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20(a)	425	295,375
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20(a)	200	166,250
13.000%	02/15/22(g)	2,111	1,343,124
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	705	551,663
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	580	185,310
Gtd. Notes, RegS
5.500%	04/12/37	120	37,500
6.000%	05/16/24	2,200	715,000
6.000%	11/15/26	2,130	681,493

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17(g)		1,700	$1,309,000
6.625%	09/15/20(g)		200	126,000

				7,390,152

Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18		1,000	1,008,125

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		225	223,757
3.600%	05/14/25		300	295,880
Actavis Funding SCS (LX),
Gtd. Notes
4.750%	03/15/45		175	158,892

				678,529

Pipelines — 0.8%
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66		1,539	1,513,991
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		2,225	2,275,063

				3,789,054

Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44		670	695,996

Retail — 0.5%
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		1,000	1,062,500
Walgreens Boots Alliance, Inc.,
Gtd. Notes
4.800%	11/18/44		1,275	1,222,239

				2,284,739

Software — 0.7%
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		550	600,875
12.625%	01/15/21		1,750	1,988,437
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45(a)		1,025	947,083

				3,536,395

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45		125	105,822

Telecommunications — 1.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	501,038

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (LX),
Gtd. Notes
5.500%	08/01/23(a)		1,300	$1,072,500
7.250%	04/01/19		1,244	1,166,250
Softbank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		1,875	1,815,750
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,150	825,125
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		100	104,930
Sr. Unsec’d. Notes
6.000%	12/01/16		2,753	2,713,426
6.000%	11/15/22		200	150,500
7.000%	08/15/20(a)		375	316,170

				8,665,689

Water — 0.1%
RWE AG (Georgia),
Jr. Sub. Notes
7.000%(c)	10/12/72		550	544,170

Wireless Telecommunication Services
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)		100	76,960

TOTAL CORPORATE BONDS (cost $106,225,255)				98,658,827

FOREIGN GOVERNMENT BONDS — 10.1%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	9,463	5,472,715
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.158%	03/12/45		810	716,850
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44		400	353,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
3.000%	03/11/25	EUR	380	384,849
3.875%	05/30/22	EUR	870	975,740
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		370	379,250
6.625%	07/14/20		520	563,732
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		290	279,850
5.875%	04/18/24		110	108,350
6.850%	01/27/45		640	616,000
7.450%	04/30/44		440	449,900
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	617,600
6.850%	01/27/45		120	115,500
7.450%	04/30/44		1,750	1,789,375

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.125%	01/15/25		700	$648,698
5.125%	01/15/45		200	175,467
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
5.500%	11/01/22	EUR	2,940	4,199,108
Bonds, TIPS
2.100%	09/15/16	EUR	3,100	3,784,722
2.350%	09/15/19	EUR	8,160	10,988,421
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	2,900	3,723,143
Mexican Bonos (Mexico),
Bonds
7.750%	12/14/17	MXN	44,588	2,836,053
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	24,417	1,599,746
Mexican Udibonos (Mexico),
Bonds, TIPS
5.000%	06/16/16	MXN	6,175	2,004,418
Spanish Government (Spain),
Sr. Unsec’d. Notes, 144A
5.500%	04/30/21	EUR	2,770	3,833,933
United Kingdom Gilt (United Kingdom),
Bonds
4.750%	12/07/30	GBP	1,200	2,434,420
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
7.750%	10/13/19		290	99,325
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		420	138,600
9.375%	01/13/34		300	103,500
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20		510	168,300
7.000%	03/31/38		280	90,300
8.250%	10/13/24		2,760	924,600
9.000%	05/07/23		430	147,275
9.250%	05/07/28		1,080	364,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $56,947,900)				51,087,740

MUNICIPAL BONDS — 1.8%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited
5.000%	07/01/34		15	9,750
5.125%	07/01/31		75	49,128
5.250%	07/01/27		25	16,689
5.500%	07/01/26		15	10,126
5.500%	07/01/32		45	29,700
5.500%	07/01/39		110	71,502
5.625%	07/01/32		35	23,187
5.750%	07/01/28		320	216,013
5.750%	07/01/41		80	52,102
5.875%	07/01/36		40	26,349
6.000%	07/01/34		35	23,276
6.000%	07/01/39		2,490	1,627,763
8.000%	07/01/35		1,845	1,383,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	$184,961
5.250%	07/01/42		425	288,473
5.750%	07/01/37		270	186,303
6.000%	07/01/38		95	66,263
6.000%	07/01/44		205	142,225
6.000%	07/01/47		75	51,470
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
2.476%(s)	08/01/32		515	205,799
5.000%	08/01/43		1,350	567,054
5.250%	08/01/40		40	25,001
5.250%	08/01/41		3,285	1,379,831
5.250%	08/01/43		175	73,505
5.375%	08/01/38		170	71,407
5.375%	08/01/39		485	203,715
5.500%	08/01/28		485	208,676
5.500%	08/01/37		220	92,411
5.500%	08/01/42		2,075	871,562
5.750%	08/01/37		340	143,242
6.000%	08/01/42		1,605	678,145
6.500%	08/01/44		20	8,500
8.020%(s)	08/01/37		190	19,350
8.020%(s)	08/01/38		150	13,908
8.050%(s)	08/01/35		70	8,259

TOTAL MUNICIPAL BONDS (cost $12,474,292)				9,029,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.263%(c)	09/20/66	EUR	1,471	1,562,611
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.319%(c)	06/25/36		1,988	1,723,847
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.379%(c)	03/25/37		2,329	2,003,015
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
4.960%(c)	11/15/38		679	60,750
Freddie Mac Strips,
Series 329, Class C1, IO(g)
4.000%	12/15/41		9,312	1,596,374
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQ1, Class M3
3.999%(c)	03/25/25		500	485,570
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.401%(c)	01/16/40		3,829	684,858
Series 2010-9, Class YD, IO(g)
6.601%(c)	01/16/40		1,499	279,244
Series 2010-37, Class SG, IO(g)
5.506%(c)	03/20/40		714	99,213
Series 2011-50, Class PS, IO(g)
5.906%(c)	02/20/41		2,269	340,359

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-152, Class TS, IO(g)
5.906%(c)	06/20/43		5,499	$896,464
Series 2014-56, Class ST, IO(g)
5.901%(c)	12/16/39		3,296	511,039
Series 2014-96, Class SE, IO(g)
5.406%(c)	07/20/44		1,467	176,261
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.359%(c)	03/25/37		2,102	1,672,628
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.469%(c)	12/25/35		2,208	1,932,884
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.329%(c)	12/01/21		664	660,783
Series 2015-3, Class A, 144A
2.197%(c)	03/01/20		506	502,295
Paragon Mortgages No 13 PLC (United Kingdom),
Series 13X, Class A2B
0.221%(c)	01/15/39	EUR	2,802	2,758,128
Paragon Mortgages No 15 PLC (United Kingdom),
Series 15X, Class A2B
0.202%(c)	12/15/39	EUR	1,446	1,444,768
Residential Accredit Loans, Inc.,
Series 2007-QO4, Class A1A
0.389%(c)	05/25/47		2,920	2,394,829
Series 2007-QS1, Class 2A5
6.000%	01/25/37		2,164	1,738,653
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
0.924%(c)	01/25/47		1,436	1,159,573
Series 2007-OA4, Class A1A
0.944%(c)	04/25/47		1,158	874,183

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,035,493)				25,558,329

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal National Mortgage Assoc.
3.000%	TBA		5,000	5,067,187
6.000%	09/01/36-05/01/38		27	30,478
6.000%	TBA		6,000	6,770,300
Freddie Mac REMICS
0.607%(c)	07/15/39		1,440	1,452,329

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,272,420)				13,320,294

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds
0.020%	02/04/16		40,000	39,997,360
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/23		4,900	4,937,911
0.625%	01/15/24		5,400	5,496,492
1.375%	02/15/44		2,700	2,805,227
2.125%	02/15/40		900	1,171,427

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,966,324)				54,408,417

	Shares	Value
COMMON STOCK
Oil, Gas & Consumable Fuels
Halcon Resources Corp.*(a) (cost $1,074,562)	563,187	$298,489

PREFERRED STOCKS — 0.7%
Capital Markets — 0.1%
Morgan Stanley, 6.375%	19,046	484,530

Diversified Financial Services — 0.6%
Citigroup Capital XIII, 7.875%	24,598	631,923
GMAC Capital Trust I, Series 2, 8.125%	99,427	2,538,371

		3,170,294

TOTAL PREFERRED STOCKS (cost $3,766,308)		3,654,824

TOTAL LONG-TERM INVESTMENTS (cost $477,152,958)		453,160,900

Interest Rate	Maturity Date	Principal Amount 000#
SHORT-TERM INVESTMENTS — 6.2%

FOREIGN TREASURY OBLIGATIONS(n) — 1.9%
Brazil Letras do Tesouro Nacional
12.159%	01/01/16	BRL	2,953	719,693
Mexican Cetes
3.090%	10/15/15	MXN	884,053	5,223,080
Mexico Cetes
3.190%	10/01/15	MXN	649,583	3,842,267

FOREIGN TREASURY OBLIGATIONS (cost $10,930,403)				9,785,040

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,608,206; includes $8,591,172 of cash collateral received for securities on loan)(b)(w)			15,608,206	15,608,206

Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 1.2%
Barclays Capital Group(g) (cost $5,998,000)
1.083%	03/11/16		5,998	5,996,854

TOTAL SHORT-TERM INVESTMENTS (cost $32,536,609)				31,390,100

TOTAL INVESTMENTS — 95.8% (cost $509,689,567)				484,551,000
Other assets in excess of liabilities(x) — 4.2%				21,027,306

NET ASSETS — 100.0%				$505,578,306

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,132,185; cash collateral of $8,591,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2015.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)(2)
Long Positions:
95	2 Year U.S. Treasury Notes	Dec. 2015	$ 20,750,986	$ 20,807,969	$56,983
183	10 Year U.S. Treasury Notes	Dec. 2015	23,471,491	23,558,391	86,900
162	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	25,659,777	25,985,813	326,036

					469,919

Short Positions:
46	5 Year Euro-Bobl	Dec. 2015	6,609,098	6,631,714	(22,616)
85	5 Year U.S. Treasury Notes	Dec. 2015	10,221,678	10,243,828	(22,150)
5	10 Year Euro-Bund	Dec. 2015	856,659	872,638	(15,979)
123	20 Year U.S. Treasury Bonds	Dec. 2015	19,189,021	19,353,281	(164,260)

					(225,005)

					$244,914

(1) Cash of $154,804 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Forward foreign currency exchange contracts open at September 30, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/15/15	State Street Bank	AUD	862	$621,209	$604,530	$ (16,679)
Expiring 12/16/15	State Street Bank	AUD	1,313	935,092	917,725	(17,367)
Expiring 12/16/15	Westpac Banking Corp.	AUD	2,620	1,877,361	1,831,256	(46,105)
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	7,677	1,952,093	1,934,937	(17,156)
Expiring 10/02/15	Morgan Stanley	BRL	3,869	1,038,000	975,252	(62,748)
Expiring 10/02/15	Morgan Stanley	BRL	3,750	939,000	945,263	6,263
Expiring 10/02/15	Morgan Stanley	BRL	3,525	889,139	888,523	(616)
Expiring 10/02/15	RBC Dominion Securities	BRL	3,371	861,000	849,666	(11,334)
Expiring 10/02/15	UBS AG	BRL	3,895	1,033,000	981,808	(51,192)
Expiring 11/04/15	UBS AG	BRL	11,732	2,811,127	2,922,605	111,478
British Pound,
Expiring 10/08/15	Citigroup Global Markets	GBP	10,132	15,918,061	15,326,554	(591,507)
Expiring 10/08/15	Hong Kong & Shanghai Bank	GBP	288	436,003	435,346	(657)
Expiring 12/16/15	Barclays Capital Group	GBP	352	542,847	532,475	(10,372)
Expiring 12/16/15	BNP Paribas	GBP	487	761,410	736,530	(24,880)
Expiring 12/16/15	Citigroup Global Markets	GBP	1,350	2,084,446	2,041,796	(42,650)
Canadian Dollar,
Expiring 11/12/15	JPMorgan Chase	CAD	5,681	4,285,967	4,256,397	(29,570)
Expiring 12/16/15	JPMorgan Chase	CAD	2,449	1,879,000	1,834,147	(44,853)
Expiring 12/16/15	JPMorgan Chase	CAD	1,234	943,000	924,467	(18,533)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/16/15	RBC Dominion Securities	CAD	2,474	$1,886,000	$1,853,130	$(32,870)
Expiring 12/16/15	RBC Dominion Securities	CAD	1,113	834,000	833,384	(616)
Expiring 12/16/15	Standard Chartered PLC	CAD	1,817	1,377,243	1,360,830	(16,413)
Expiring 12/16/15	Westpac Banking Corp.	CAD	1,236	940,000	926,146	(13,854)
Chilean Peso,
Expiring 10/13/15	Citigroup Global Markets	CLP	1,660,550	2,410,086	2,382,775	(27,311)
Expiring 10/13/15	Hong Kong & Shanghai Bank	CLP	719,357	1,043,000	1,032,228	(10,772)
Expiring 10/26/15	Hong Kong & Shanghai Bank	CLP	1,667,824	2,383,000	2,390,255	7,255
Chinese Yuan,
Expiring 12/16/15	JPMorgan Chase	CNY	23,080	3,558,000	3,608,833	50,833
Expiring 12/16/15	JPMorgan Chase	CNY	6,080	939,000	950,636	11,636
Expiring 12/16/15	Standard Chartered PLC	CNY	5,419	834,000	847,266	13,266
Expiring 12/16/15	Standard Chartered PLC	CNY	5,394	834,000	843,460	9,460
Colombian Peso,
Expiring 10/02/15	Bank of New York Mellon	COP	3,518,627	1,088,011	1,139,253	51,242
Expiring 10/05/15	UBS AG	COP	3,647,573	1,158,327	1,180,582	22,255
Expiring 10/26/15	Bank of America	COP	1,091,982	353,530	352,555	(975)
Expiring 10/26/15	Citigroup Global Markets	COP	4,620,072	1,503,000	1,491,626	(11,374)
Expiring 10/29/15	Deutsche Bank AG	COP	792,252	253,440	255,694	2,254
Euro,
Expiring 11/06/15	Citigroup Global Markets	EUR	706	789,896	789,787	(109)
Expiring 11/06/15	Morgan Stanley	EUR	1,126	1,271,569	1,258,914	(12,655)
Expiring 11/06/15	Standard Chartered PLC	EUR	256	285,852	286,219	367
Expiring 12/16/15	Bank of America	EUR	826	942,579	924,241	(18,338)
Expiring 12/16/15	Citigroup Global Markets	EUR	742	835,336	830,250	(5,086)
Expiring 12/16/15	JPMorgan Chase	EUR	1,654	1,881,863	1,850,720	(31,143)
Expiring 12/16/15	Morgan Stanley	EUR	1,675	1,879,933	1,874,218	(5,715)
Expiring 12/16/15	State Street Bank	EUR	1,585	1,795,566	1,773,106	(22,460)
Expiring 12/16/15	UBS AG	EUR	840	939,705	939,907	202
Hungarian Forint,
Expiring 12/16/15	Citigroup Global Markets	HUF	468,136	1,671,050	1,668,418	(2,632)
Expiring 12/16/15	Deutsche Bank AG	HUF	482,731	1,712,782	1,720,431	7,649
Expiring 12/16/15	JPMorgan Chase	HUF	470,915	1,674,423	1,678,320	3,897
Expiring 12/16/15	UBS AG	HUF	89,238	317,890	318,041	151
Indian Rupee,
Expiring 10/19/15	Barclays Capital Group	INR	74,997	1,137,180	1,138,486	1,306
Expiring 10/19/15	UBS AG	INR	84,859	1,271,104	1,288,194	17,090
Expiring 11/03/15	JPMorgan Chase	INR	75,686	1,144,154	1,145,707	1,553
Israeli Shekel,
Expiring 12/16/15	Deutsche Bank AG	ILS	3,286	835,820	838,453	2,633
Expiring 12/16/15	UBS AG	ILS	3,374	860,280	861,124	844
Japanese Yen,
Expiring 12/16/15	Citigroup Global Markets	JPY	226,676	1,885,000	1,892,234	7,234
Expiring 12/16/15	JPMorgan Chase	JPY	226,706	1,886,000	1,892,482	6,482
Mexican Peso,
Expiring 10/26/15	JPMorgan Chase	MXN	111,110	6,600,733	6,557,765	(42,968)
Expiring 10/26/15	RBC Dominion Securities	MXN	25,633	1,498,072	1,512,882	14,810
Expiring 10/26/15	State Street Bank	MXN	360,416	21,443,128	21,271,903	(171,225)
Expiring 12/16/15	Bank of America	MXN	70,340	4,165,478	4,134,852	(30,626)
Expiring 12/16/15	Deutsche Bank AG	MXN	38,842	2,300,000	2,283,293	(16,707)
Expiring 12/16/15	JPMorgan Chase	MXN	17,590	1,035,000	1,033,973	(1,027)
Expiring 12/16/15	Morgan Stanley	MXN	15,448	933,500	908,089	(25,411)
Expiring 12/16/15	RBC Dominion Securities	MXN	70,497	4,156,636	4,144,034	(12,602)
Expiring 12/16/15	UBS AG	MXN	72,378	4,293,530	4,254,643	(38,887)
Expiring 12/16/15	UBS AG	MXN	31,758	1,886,000	1,866,841	(19,159)
Expiring 12/16/15	UBS AG	MXN	31,316	1,886,000	1,840,847	(45,153)
New Taiwanese Dollar,
Expiring 10/02/15	Deutsche Bank AG	TWD	68,170	2,063,885	2,070,320	6,435

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 10/05/15	JPMorgan Chase	TWD	67,848	$2,086,000	$2,060,565	$(25,435)
Expiring 10/05/15	JPMorgan Chase	TWD	50,065	1,520,807	1,520,480	(327)
Expiring 10/19/15	Standard Chartered PLC	TWD	51,529	1,584,806	1,565,003	(19,803)
Expiring 10/19/15	Standard Chartered PLC	TWD	7,702	238,078	233,914	(4,164)
New Zealand Dollar,
Expiring 10/15/15	State Street Bank	NZD	3,784	2,461,034	2,416,192	(44,842)
Expiring 12/16/15	Standard Chartered PLC	NZD	2,918	1,868,728	1,854,958	(13,770)
Expiring 12/16/15	Westpac Banking Corp.	NZD	1,660	1,035,923	1,055,254	19,331
Philippine Peso,
Expiring 10/19/15	Hong Kong & Shanghai Bank	PHP	44,713	947,510	955,370	7,860
Polish Zloty,
Expiring 12/16/15	Bank of America	PLN	5,132	1,358,011	1,347,269	(10,742)
Expiring 12/16/15	BNP Paribas	PLN	1,196	317,066	314,007	(3,059)
Russian Ruble,
Expiring 10/21/15	Hong Kong & Shanghai Bank	RUB	147,260	2,213,608	2,238,806	25,198
Expiring 10/21/15	JPMorgan Chase	RUB	55,080	834,000	837,381	3,381
Expiring 10/21/15	JPMorgan Chase	RUB	6,852	102,733	104,164	1,431
South African Rand,
Expiring 12/17/15	Barclays Capital Group	ZAR	13,420	946,748	954,773	8,025
Expiring 12/17/15	Barclays Capital Group	ZAR	12,935	939,000	920,206	(18,794)
Expiring 12/17/15	Hong Kong & Shanghai Bank	ZAR	11,626	834,000	827,110	(6,890)
Expiring 12/17/15	Standard Chartered PLC	ZAR	12,601	940,000	896,442	(43,558)
South Korean Won,
Expiring 10/02/15	JPMorgan Chase	KRW	2,483,973	2,083,695	2,095,490	11,795
Expiring 10/05/15	Citigroup Global Markets	KRW	3,045,386	2,569,512	2,568,808	(704)
Swedish Krona,
Expiring 10/06/15	Citigroup Global Markets	SEK	23,594	2,777,039	2,819,273	42,234
Turkish Lira,
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	3,227	1,039,000	1,040,870	1,870
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	2,882	939,000	929,651	(9,349)
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	2,661	859,187	858,350	(837)
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	2,588	834,000	834,576	576

				$169,811,821	$168,485,536	(1,326,285)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/16/15	Bank of America	AUD	2,385	$1,656,848	$1,667,003	$(10,155)
Brazilian Real,
Expiring 10/02/15	Hong Kong & Shanghai Bank	BRL	3,626	942,000	914,046	27,954
Expiring 10/02/15	Morgan Stanley	BRL	3,685	944,000	928,918	15,082
Expiring 10/02/15	Morgan Stanley	BRL	3,649	943,000	919,664	23,336
Expiring 10/02/15	RBC Dominion Securities	BRL	29,757	9,162,907	7,500,516	1,662,391
Expiring 10/02/15	RBC Dominion Securities	BRL	3,440	955,521	867,196	88,325
Expiring 10/02/15	UBS AG	BRL	3,967	1,039,000	999,972	39,028
Expiring 11/04/15	Deutsche Bank AG	BRL	27,144	6,710,756	6,761,813	(51,057)
Expiring 11/04/15	JPMorgan Chase	BRL	7,971	1,988,000	1,985,708	2,292
British Pound,
Expiring 10/08/15	Bank of America	GBP	989	1,510,322	1,496,049	14,273
Expiring 10/08/15	Citigroup Global Markets	GBP	14,122	22,186,174	21,361,747	824,427
Expiring 12/16/15	BNP Paribas	GBP	839	1,296,348	1,269,005	27,343
Canadian Dollar,
Expiring 11/12/15	JPMorgan Chase	CAD	5,846	4,410,162	4,379,735	30,427
Expiring 12/16/15	JPMorgan Chase	CAD	6,340	4,794,407	4,749,168	45,239
Expiring 12/16/15	UBS AG	CAD	3,723	2,807,194	2,789,233	17,961

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/16/15	Westpac Banking Corp.	CAD	6,587	$4,974,243	$4,934,238	$40,005
Chinese Yuan,
Expiring 12/16/15	Citigroup Global Markets	CNY	21,249	3,285,580	3,322,487	(36,907)
Expiring 12/16/15	Standard Chartered PLC	CNY	10,663	1,666,000	1,667,316	(1,316)
Expiring 12/16/15	Standard Chartered PLC	CNY	5,387	834,000	842,276	(8,276)
Expiring 12/16/15	UBS AG	CNY	21,994	3,369,908	3,438,956	(69,048)
Expiring 12/16/15	Westpac Banking Corp.	CNY	33,805	5,187,591	5,285,772	(98,181)
Expiring 09/01/16	Barclays Capital Group	CNY	23,527	3,532,556	3,635,340	(102,784)
Expiring 09/01/16	Citigroup Global Markets	CNY	6,215	950,325	960,252	(9,927)
Expiring 09/01/16	Citigroup Global Markets	CNY	5,073	762,000	783,818	(21,818)
Expiring 09/01/16	Deutsche Bank AG	CNY	1,514	230,000	233,910	(3,910)
Expiring 09/01/16	Hong Kong & Shanghai Bank	CNY	20,642	3,129,000	3,189,532	(60,532)
Expiring 09/01/16	JPMorgan Chase	CNY	13,715	2,086,000	2,119,225	(33,225)
Expiring 09/01/16	Standard Chartered PLC	CNY	6,928	1,040,000	1,070,501	(30,501)
Expiring 09/01/16	Westpac Banking Corp.	CNY	13,694	2,086,000	2,116,034	(30,034)
Euro,
Expiring 11/06/15	Citigroup Global Markets	EUR	29,000	32,627,465	32,423,196	204,269
Expiring 11/06/15	Citigroup Global Markets	EUR	15,931	17,923,546	17,811,333	112,213
Expiring 12/16/15	Westpac Banking Corp.	EUR	10,309	11,643,207	11,534,619	108,588
Expiring 12/16/15	Westpac Banking Corp.	EUR	1,590	1,795,566	1,778,544	17,022
Hungarian Forint,
Expiring 12/16/15	Barclays Capital Group	HUF	319,679	1,138,810	1,139,322	(512)
Indian Rupee,
Expiring 10/19/15	Deutsche Bank AG	INR	124,573	1,881,000	1,891,077	(10,077)
Expiring 10/19/15	State Street Bank	INR	55,328	833,000	839,895	(6,895)
Expiring 11/03/15	Deutsche Bank AG	INR	55,364	833,000	838,081	(5,081)
Israeli Shekel,
Expiring 12/16/15	BNP Paribas	ILS	11,986	3,055,471	3,058,703	(3,232)
Expiring 12/16/15	Deutsche Bank AG	ILS	11,567	2,987,338	2,951,923	35,415
Expiring 12/16/15	Hong Kong & Shanghai Bank	ILS	8,670	2,225,302	2,212,550	12,752
Japanese Yen,
Expiring 12/16/15	State Street Bank	JPY	224,453	1,880,000	1,873,679	6,321
Expiring 12/16/15	State Street Bank	JPY	198,506	1,666,000	1,657,075	8,925
Mexican Peso,
Expiring 10/01/15	Bank of America	MXN	14,479	911,562	856,410	55,152
Expiring 10/01/15	JPMorgan Chase	MXN	11,153	716,643	659,699	56,944
Expiring 10/01/15	RBC Dominion Securities	MXN	13,693	883,176	809,943	73,233
Expiring 10/15/15	Deutsche Bank AG	MXN	87,712	5,527,792	5,181,779	346,013
Expiring 10/26/15	Barclays Capital Group	MXN	110,237	6,553,978	6,506,247	47,731
Expiring 10/26/15	Citigroup Global Markets	MXN	152,467	9,045,673	8,998,642	47,031
Expiring 10/29/15	Deutsche Bank AG	MXN	122,745	7,589,300	7,242,553	346,747
Expiring 11/12/15	Bank of America	MXN	30,126	1,854,852	1,775,643	79,209
Expiring 11/12/15	State Street Bank	MXN	30,126	1,859,431	1,775,642	83,789
Expiring 11/19/15	RBC Dominion Securities	MXN	130,312	7,881,951	7,676,689	205,262
Expiring 12/10/15	RBC Dominion Securities	MXN	45,972	2,723,481	2,703,739	19,742
Expiring 12/16/15	Hong Kong & Shanghai Bank	MXN	44,928	2,587,000	2,641,005	(54,005)
Expiring 12/16/15	RBC Dominion Securities	MXN	14,477	833,000	850,979	(17,979)
New Taiwanese Dollar,
Expiring 10/02/15	Barclays Capital Group	TWD	34,456	1,058,552	1,046,421	12,131
Expiring 10/02/15	Deutsche Bank AG	TWD	33,714	1,038,000	1,023,898	14,102
Expiring 10/05/15	Hong Kong & Shanghai Bank	TWD	33,592	1,038,000	1,020,192	17,808
Expiring 10/05/15	Standard Chartered PLC	TWD	5,605	172,287	170,225	2,062
Expiring 10/05/15	Westpac Banking Corp.	TWD	78,716	2,403,188	2,390,628	12,560
Expiring 10/26/15	Barclays Capital Group	TWD	37,004	1,135,261	1,123,871	11,390
Expiring 10/29/15	Standard Chartered PLC	TWD	10,128	304,000	307,607	(3,607)
Expiring 11/30/15	BNP Paribas	TWD	88,957	2,688,337	2,702,414	(14,077)
Expiring 11/30/15	Deutsche Bank AG	TWD	68,170	2,057,345	2,070,930	(13,585)
Expiring 12/04/15	JPMorgan Chase	TWD	50,065	1,516,661	1,520,985	(4,324)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts open at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 10/15/15	State Street Bank	NZD	3,739	$2,431,939	$2,387,627	$44,312
Expiring 12/16/15	Westpac Banking Corp.	NZD	8,958	5,612,187	5,694,557	(82,370)
Norwegian Krone,
Expiring 10/06/15	State Street Bank	NOK	6,677	807,554	784,232	23,322
Russian Ruble,
Expiring 10/21/15	UBS AG	RUB	111,739	1,666,000	1,698,768	(32,768)
Singapore Dollar,
Expiring 12/16/15	Citigroup Global Markets	SGD	3,997	2,815,307	2,801,165	14,142
Expiring 12/16/15	Deutsche Bank AG	SGD	291	203,000	204,046	(1,046)
Expiring 12/16/15	Standard Chartered PLC	SGD	4,025	2,812,585	2,821,224	(8,639)
South African Rand,
Expiring 12/17/15	Citigroup Global Markets	ZAR	14,692	1,043,000	1,045,266	(2,266)
South Korean Won,
Expiring 10/02/15	JPMorgan Chase	KRW	1,254,669	1,059,383	1,058,445	938
Expiring 10/02/15	UBS AG	KRW	1,229,303	1,038,000	1,037,046	954
Expiring 10/05/15	Citigroup Global Markets	KRW	1,825,995	1,544,339	1,540,242	4,097
Expiring 10/05/15	Standard Chartered PLC	KRW	1,219,391	1,038,000	1,028,566	9,434
Expiring 10/21/15	UBS AG	KRW	1,100,688	943,000	927,875	15,125
Expiring 10/23/15	Standard Chartered PLC	KRW	1,106,007	939,000	932,289	6,711
Expiring 11/02/15	JPMorgan Chase	KRW	1,029,663	862,639	867,629	(4,990)
Expiring 11/09/15	Westpac Banking Corp.	KRW	1,716,045	1,440,203	1,445,699	(5,496)
Expiring 12/04/15	Citigroup Global Markets	KRW	3,045,386	2,564,103	2,563,761	342
Swedish Krona,
Expiring 10/06/15	Citigroup Global Markets	SEK	22,399	2,636,386	2,676,481	(40,095)
Turkish Lira,
Expiring 12/16/15	Barclays Capital Group	TRY	3,156	1,035,000	1,017,791	17,209
Expiring 12/16/15	Hong Kong & Shanghai Bank	TRY	2,961	943,000	955,005	(12,005)
Expiring 12/16/15	JPMorgan Chase	TRY	2,938	943,000	947,727	(4,727)
Expiring 12/16/15	Morgan Stanley	TRY	6,092	1,944,218	1,964,869	(20,651)
Expiring 12/16/15	UBS AG	TRY	3,199	1,035,000	1,031,755	3,245
Expiring 12/16/15	UBS AG	TRY	3,179	1,035,000	1,025,379	9,621
Expiring 12/16/15	UBS AG	TRY	2,610	833,000	841,673	(8,673)

				$276,573,860	$272,554,685	4,019,175

						$2,692,890

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
12/16/15	Buy	CAD	11,589	EUR	7,824	$(72,691)	BNP Paribas
12/16/15	Buy	EUR	741	PLN	3,144	3,630	BNP Paribas
12/16/15	Buy	EUR	748	GBP	548	7,853	Citigroup Global Markets
12/16/15	Buy	EUR	226	HUF	70,860	337	UBS AG
12/16/15	Buy	EUR	1,678	GBP	1,215	40,498	UBS AG
12/16/15	Buy	GBP	1,092	EUR	1,486	(11,309)	BNP Paribas
12/16/15	Buy	GBP	1,096	EUR	1,481	685	BNP Paribas
12/16/15	Buy	GBP	551	EUR	748	(3,939)	Westpac Banking Corp.
12/16/15	Buy	PLN	3,943	EUR	932	(7,685)	Bank of America
12/16/15	Buy	SEK	9,070	EUR	964	7,437	JPMorgan Chase
12/16/15	Buy	SEK	6,725	EUR	716	4,110	State Street Bank

						$(31,074)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	12,060	01/04/21	14.600%	Brazilian interbank overnight lending rate(1)	$(59,019)	$—	$(59,019)	Deutsche Bank AG
BRL	11,330	01/04/21	15.700%	Brazilian interbank overnight lending rate(1)	20,790	—	20,790	Deutsche Bank AG
BRL	4,290	01/04/21	13.400%	Brazilian interbank overnight lending rate(1)	(59,861)	—	(59,861)	Deutsche Bank AG
BRL	2,490	01/04/21	14.700%	Brazilian interbank overnight lending rate(1)	(12,084)	—	(12,084)	JPMorgan Chase
BRL	2,430	01/04/21	15.600%	Brazilian interbank overnight lending rate(1)	3,117	—	3,117	Bank of America
GBP	2,190	12/09/24	3.200%	12 Month UKRPI(2)	(145,294)	—	(145,294)	Barclays Capital Group
GBP	2,190	12/10/29	3.400%	12 Month UKRPI(1)	196,845	—	196,845	Barclays Capital Group
GBP	1,700	12/09/39	3.600%	12 Month UKRPI(1)	201,525	—	201,525	Barclays Capital Group
GBP	1,700	12/09/44	3.600%	12 Month UKRPI(2)	(244,722)	—	(244,722)	Barclays Capital Group
KRW	3,156,620	10/06/17	2.200%	3 Month KWCDC(1)	41,428	—	41,428	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.200%	3 Month KWCDC(1)	30,537	2	30,535	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.200%	3 Month KWCDC(1)	140,979	—	140,979	Citigroup Global Markets
KRW	2,036,710	10/28/17	2.200%	3 Month KWCDC(1)	25,070	—	25,070	Barclays Capital Group
KRW	5,029,550	11/04/17	2.100%	3 Month KWCDC(1)	50,163	—	50,163	Barclays Capital Group
KRW	2,113,920	11/07/17	2.000%	3 Month KWCDC(1)	20,054	—	20,054	Barclays Capital Group
KRW	9,433,060	08/06/24	3.000%	3 Month KWCDC(2)	(745,222)	—	(745,222)	Bank of America
KRW	1,434,940	06/02/25	2.400%	3 Month KWCDC(2)	(15,978)	—	(15,978)	JPMorgan Chase
KRW	5,489,975	06/03/25	2.400%	3 Month KWCDC(2)	(60,961)	—	(60,961)	Bank of America
KRW	928,550	06/09/25	2.600%	3 Month KWCDC(2)	(17,759)	—	(17,759)	JPMorgan Chase
KRW	1,433,800	06/23/25	2.500%	3 Month KWCDC(2)	(21,382)	—	(21,382)	JPMorgan Chase
KRW	3,040,675	06/24/25	2.600%	3 Month KWCDC(2)	(48,455)	—	(48,455)	Bank of America
KRW	2,820,225	06/25/25	2.600%	3 Month KWCDC(2)	(45,493)	—	(45,493)	Barclays Capital Group
KRW	1,398,275	07/14/25	2.600%	3 Month KWCDC(2)	(25,066)	—	(25,066)	Deutsche Bank AG
KRW	1,363,500	07/15/25	2.600%	3 Month KWCDC(2)	(24,180)	—	(24,180)	Barclays Capital Group
KRW	1,236,530	09/22/25	2.300%	3 Month KWCDC(2)	(4,678)	—	(4,678)	JPMorgan Chase

					$(799,646)	$2	$(799,648)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	25,525	12/16/25	3.000%	6 Month BBSW(1)	$(91,509)	$145,528	$237,037
AUD	14,360	12/16/25	3.500%	6 Month BBSW(2)	46,195	(9,246)	(55,441)
BRL	28,430	01/04/21	13.600%	Brazilian interbank overnight lending rate(1)	—	(340,186)	(340,186)
BRL	25,280	01/04/21	14.000%	Brazilian interbank overnight lending rate(1)	—	(228,977)	(228,977)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
BRL	13,520	01/04/21	13.400%	Brazilian interbank overnight lending rate(1)	$—	$(181,458)	$(181,458)
BRL	10,760	01/04/21	14.400%	Brazilian interbank overnight lending rate(1)	—	(70,346)	(70,346)
BRL	6,700	01/04/21	14.700%	Brazilian interbank overnight lending rate(1)	—	(2,886)	(2,886)
BRL	6,570	01/04/21	13.900%	Brazilian interbank overnight lending rate(1)	—	(65,201)	(65,201)
BRL	6,500	01/04/21	14.700%	Brazilian interbank overnight lending rate(1)	—	(31,088)	(31,088)
BRL	4,510	01/04/21	13.400%	Brazilian interbank overnight lending rate(1)	—	(61,277)	(61,277)
CAD	35,300	12/16/20	1.300%	3 Month CDOR(1)	50,720	(11,434)	(62,154)
CAD	10,220	12/16/25	2.500%	3 Month CDOR(2)	172,910	59,702	(113,208)
EUR	3,190	12/16/15	0.500%	6 Month EURIBOR(2)	73,780	38,308	(35,472)
EUR	8,260	12/16/20	0.500%	6 Month EURIBOR(2)	(47,557)	(53,159)	(5,602)
EUR	22,970	05/15/24	1.100%	6 Month EURIBOR(1)	126,757	631,820	505,063
EUR	53,770	05/11/25	1.600%	6 Month EURIBOR(1)	(491,829)	142,298	634,127
EUR	25,935	06/08/25	1.800%	6 Month EURIBOR(1)	(122,368)	437,213	559,581
EUR	3,935	07/10/25	1.700%	6 Month EURIBOR(1)	26,484	30,428	3,944
EUR	13,370	09/16/25	2.000%	6 Month EURIBOR(1)	6,150	290,220	284,070
EUR	1,490	09/28/25	1.500%	6 Month EURIBOR(1)	(6,700)	(8,219)	(1,519)
EUR	93,890	12/16/25	0.800%	6 Month EURIBOR(1)	(2,990,789)	(2,585,901)	404,888
EUR	27,350	12/16/25	1.500%	6 Month EURIBOR(1)	(499,246)	(213,927)	285,319
EUR	13,455	06/08/30	2.100%	6 Month EURIBOR(2)	21,104	(378,297)	(399,401)
EUR	9,380	12/16/30	1.000%	6 Month EURIBOR(2)	611,216	518,852	(92,364)
EUR	20,070	05/11/35	1.700%	6 Month EURIBOR(2)	829,668	572,898	(256,770)
EUR	20,700	12/17/35	2.300%	6 Month EURIBOR(1)	129,101	292,186	163,085
EUR	6,210	12/19/45	1.800%	6 Month EURIBOR(1)	3,885	63,781	59,896
GBP	10,030	09/16/25	2.800%	6 Month LIBOR(2)	2,822	(338,167)	(340,989)
GBP	1,830	09/28/25	2.300%	6 Month LIBOR(2)	3,159	874	(2,285)
GBP	10,490	12/16/25	2.800%	6 Month LIBOR(2)	(228,389)	(340,099)	(111,710)
GBP	2,140	12/16/25	2.000%	6 Month LIBOR(1)	7,179	43,706	36,527
GBP	1,370	12/07/30	2.100%	6 Month LIBOR(2)	6,647	(34,388)	(41,035)
GBP	4,620	12/17/35	2.500%	6 Month LIBOR(2)	(34,834)	(71,025)	(36,191)
GBP	1,112	06/08/37	2.100%	6 Month LIBOR(2)	(58,190)	(20,876)	37,314
GBP	600	04/15/39	2.100%	6 Month LIBOR(1)	(16,281)	(4,036)	12,245
GBP	10,980	12/16/45	2.300%	6 Month LIBOR(2)	(390,106)	(661,605)	(271,499)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
GBP	4,650	12/19/45	2.500%	6 Month LIBOR(2)	$(55,489)	$(192,621)	$(137,132)
JPY	2,236,370	12/16/25	1.000%	6 Month JPY LIBOR(2)	(46,824)	(126,629)	(79,805)
JPY	111,890	12/16/25	0.500%	6 Month JPY LIBOR(1)	(5,204)	(3,108)	2,096
JPY	407,720	12/17/35	2.000%	6 Month JPY LIBOR(2)	(27,753)	(44,547)	(16,794)
NOK	42,230	12/16/20	1.500%	6 Month NIBOR(1)	10,827	43,690	32,863
NZD	2,760	12/16/25	3.800%	3 Month New Zealand Bank Bill(2)	(12,559)	(33,163)	(20,604)
NZD	2,100	12/16/25	4.000%	3 Month New Zealand Bank Bill(2)	22,469	4,007	(18,462)
PLN	3,610	06/17/19	3.500%	6 Month WIBOR(1)	18,300	44,874	26,574
PLN	3,610	06/17/19	3.500%	6 Month WIBOR(2)	—	(34,490)	(34,490)
SEK	262,400	12/16/20	0.500%	3 Month STIBOR(2)	89,079	123,126	34,047
SEK	106,510	12/16/25	1.500%	3 Month STIBOR(2)	(101,048)	(101,621)	(573)
	29,800	12/16/17	1.500%	3 Month LIBOR(2)	(289,947)	(376,630)	(86,683)
	31,800	12/16/18	1.800%	3 Month LIBOR(2)	(435,384)	(622,077)	(186,693)
	20,960	12/16/20	2.000%	3 Month LIBOR(2)	(277,513)	(529,550)	(252,037)
	132,900	06/24/21	2.900%	3 Month LIBOR(1)	(63,175)	1,716,912	1,780,087
	113,750	09/02/22	2.800%	3 Month LIBOR(1)	147,884	635,696	487,812
	51,000	12/16/22	2.300%	3 Month LIBOR(2)	(929,508)	(1,623,642)	(694,134)
	1,160	09/28/25	2.800%	3 Month LIBOR(1)	(3,686)	2,777	6,464
	44,650	12/16/25	2.500%	3 Month LIBOR(2)	(820,312)	(1,778,032)	(957,720)
	24,760	12/16/25	3.000%	3 Month LIBOR(2)	(174,315)	(302,189)	(127,874)
	34,100	06/24/29	3.200%	3 Month LIBOR(2)	130,227	(1,485,232)	(1,615,459)
	26,680	09/02/30	3.000%	3 Month LIBOR(2)	(34,138)	(427,515)	(393,377)
	6,600	12/16/30	2.500%	3 Month LIBOR(2)	30,525	(147,313)	(177,838)
	1,560	12/17/35	3.000%	3 Month LIBOR(2)	30,840	(7,254)	(38,095)
	7,300	12/16/45	2.800%	3 Month LIBOR(2)	(20,994)	(319,385)	(298,391)
ZAR	31,480	08/24/25	9.100%	3 Month JIBAR(1)	—	(7,008)	(7,008)
ZAR	31,400	08/24/25	9.100%	3 Month JIBAR(1)	—	(7,522)	(7,522)
ZAR	16,920	08/24/25	9.100%	3 Month JIBAR(1)	—	(4,912)	(4,912)

					$(5,677,719)	$(8,047,342)	$(2,369,623)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AAA.7	01/17/47	0.500%	1,300	$(53,887)	$(50,035)	$(3,852)	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	(16,581)	(15,106)	(1,475)	Credit Suisse First Boston Corp.

				$(70,468)	$(65,141)	$(5,327)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value (5)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
People’s Republic of China	06/20/19	1.000%	38,800	0.938%	$(98,273)	$(188,309)	$90,036	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	3,510	0.938%	(8,890)	(23,826)	14,936	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	0.938%	(5,699)	(34,629)	28,930	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	0.938%	(4,787)	(12,495)	7,708	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	0.938%	(4,281)	(10,953)	6,672	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	0.938%	(3,926)	(16,840)	12,914	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	0.938%	(3,471)	(17,810)	14,339	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	0.938%	(2,355)	(6,077)	3,722	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	0.938%	(2,280)	(5,781)	3,501	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	0.938%	(1,824)	(5,063)	3,239	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	0.938%	(1,764)	(6,745)	4,981	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	0.938%	(886)	(2,137)	1,251	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.938%	(380)	(1,018)	638	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.938%	(380)	(945)	565	JPMorgan Chase

					$(139,196)	$(332,628)	$193,432

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation (Depreciation)(6)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.25-V1	12/20/20	1.000%	$2,275	$15,112	$8,137	$(6,975)

Cash of $7,826,028 has been segregated with Barclays Capital Group to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Credit Suisse First Boston Corp.	2,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(23,125)	$—	$(23,125)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(11,562)	—	(11,562)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(11,563)	—	(11,563)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(11,563)	—	(11,563)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(11,563)	—	(11,563)
JPMorgan Chase	3,000	Pay fixed rate payments on IOS.FN30.400.13 Index and receive variable payments on the one Month LIBOR.	(34,687)	—	(34,687)

			$(104,063)	$—	$(104,063)

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$298,489	$—	$—
Asset-Backed Securities
Collateralized Loan Obligations	—	87,744,149	11,602,745
Non-Residential Mortgage-Backed Securities	—	10,125,038	13,650,000
Residential Mortgage-Backed Securities	—	9,168,663	—
Bank Loans	—	33,172,590	—
Commercial Mortgage-Backed Securities	—	28,296,980	3,384,475
Corporate Bonds	—	98,658,827	—
Foreign Government Bonds	—	51,087,740	—
Municipal Bonds	—	9,029,340	—
Residential Mortgage-Backed Securities	—	25,558,329	—
U.S. Government Agency Obligations	—	13,320,294	—
U.S. Treasury Obligations	—	54,408,417	—
Preferred Stocks	3,654,824	—	—
Affiliated Money Market Mutual Fund	15,608,206	—	—
Foreign Treasury Obligations	—	9,785,040	—
Commercial Paper	—	5,996,854	—
Other Financial Instruments*
Financial Futures Contracts	244,914	—	—
OTC Forward Foreign Currency Contracts	—	2,692,890	—
OTC Cross Currency Exchange Contracts	—	(31,074)	—
OTC interest rate swaps	—	(799,646)	—
Exchange-traded interest rate swaps	—	(2,369,623)	—
OTC credit default swaps	—	(209,664)	—
Exchange-traded credit default swaps	—	(6,975)	—
OTC Total Return Swaps	—	(104,063)	—

Total	$19,806,433	$435,524,106	$28,637,220

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(94,468)	20	113,070
Purchases	—	13,649,977	3,268,190
Sales	—	—	—
Accrued discount/premium	7,323	3	3,215
Transfers in and/or out of Level 3	11,689,890	—	—

Balance as of 09/30/15	$11,602,745	$13,650,000	$3,384,475

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $18,622 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$11,602,745	Market Approach	Single Broker Indicative Quote

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Non-Residential Mortgage-Backed Securities	13,650,000	Pricing at Cost	Unadjusted Purchase Price
Commercial Mortgage-Backed Securities	2,192,662	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	1,191,813	Pricing at Cost	Unadjusted Purchase Price

	$28,637,220

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$11,689,890	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 6.2%
Lockheed Martin Corp.	135,879	$28,169,075
Rockwell Collins, Inc.	182,983	14,975,329

		43,144,404

Air Freight & Logistics — 3.3%
United Parcel Service, Inc. (Class B Stock)	230,087	22,707,286

Biotechnology — 2.1%
Gilead Sciences, Inc.	150,372	14,765,027

Capital Markets — 4.2%
Eaton Vance Corp.(a)	465,609	15,560,653
Waddell & Reed Financial, Inc. (Class A Stock)(a)	398,576	13,858,487

		29,419,140

Chemicals — 6.4%
CF Industries Holdings, Inc.	291,685	13,096,657
LyondellBasell Industries NV (Class A Stock)	184,795	15,404,511
NewMarket Corp.(a)	43,481	15,522,717

		44,023,885

Communications Equipment — 1.1%
Harris Corp.	99,644	7,288,959

Consumer Finance — 5.6%
American Express Co.	195,665	14,504,646
Credit Acceptance Corp.*(a)	32,611	6,420,128
Discover Financial Services	336,978	17,519,486

		38,444,260

Diversified Financial Services — 9.0%
CBOE Holdings, Inc.	405,823	27,222,607
McGraw Hill Financial, Inc.	202,912	17,551,888
Moody’s Corp.	179,360	17,613,152

		62,387,647

Energy Equipment & Services — 4.4%
Halliburton Co.	529,019	18,700,822
Noble Corp. PLC (United Kingdom)(a)	1,077,966	11,760,609

		30,461,431

Food Products — 3.5%
Campbell Soup Co.(a)	472,856	23,964,342

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	92,398	7,387,220

Household Products — 0.5%
Colgate-Palmolive Co.	59,787	3,794,083

IT Services — 6.7%
Accenture PLC (Class A Stock)	77,904	7,654,847
Alliance Data Systems Corp.*	25,364	6,568,769
MasterCard, Inc. (Class A Stock)	159,431	14,367,922
Western Union Co. (The)(a)	972,887	17,862,205

		46,453,743

Oil, Gas & Consumable Fuels — 16.9%
Apache Corp.	269,945	10,571,046
Chesapeake Energy Corp.(a)	739,177	5,418,167
Continental Resources, Inc.*(a)	418,505	12,124,090
Exxon Mobil Corp.	253,640	18,858,134
Marathon Petroleum Corp.	489,161	22,662,829
SM Energy Co.(a)	385,894	12,364,044

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tesoro Corp.	161,242	$15,679,172
Valero Energy Corp.	326,108	19,599,091

		117,276,573

Pharmaceuticals — 3.4%
AbbVie, Inc.	235,522	12,814,752
Jazz Pharmaceuticals PLC*	39,858	5,293,541
Mylan NV (Netherlands)*(a)	137,690	5,543,399

		23,651,692

Professional Services — 2.6%
Verisk Analytics, Inc.*	244,581	18,076,982

Real Estate Investment Trusts (REITs) — 2.7%
Apartment Investment & Management Co. (Class A Stock)	509,090	18,846,512

Software — 1.9%
Microsoft Corp.	293,497	12,990,177

Specialty Retail — 4.6%
Ross Stores, Inc.	97,833	4,741,965
TJX Cos., Inc. (The)	375,024	26,784,214

		31,526,179

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	206,535	22,780,811
Hewlett-Packard Co.	251,828	6,449,315
Western Digital Corp.	233,711	18,566,002

		47,796,128

Tobacco — 6.5%
Altria Group, Inc.	451,116	24,540,710
Philip Morris International, Inc.	260,886	20,696,086

		45,236,796

TOTAL LONG-TERM INVESTMENTS (cost $679,675,892)		689,642,466

SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,261,544; includes $97,306,426 of cash collateral for securities on loan)(b)(w)	99,261,544	99,261,544

TOTAL INVESTMENTS — 114.0% (cost $778,937,436)		788,904,010
Liabilities in excess of other assets — (14.0)%		(96,700,533)

NET ASSETS — 100.0%		$692,203,477

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,841,619; cash collateral of $97,306,426 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,144,404	$—	$—
Air Freight & Logistics	22,707,286	—	—
Biotechnology	14,765,027	—	—
Capital Markets	29,419,140	—	—
Chemicals	44,023,885	—	—
Communications Equipment	7,288,959	—	—
Consumer Finance	38,444,260	—	—
Diversified Financial Services	62,387,647	—	—
Energy Equipment & Services	30,461,431	—	—
Food Products	23,964,342	—	—
Hotels, Restaurants & Leisure	7,387,220	—	—
Household Products	3,794,083	—	—
IT Services	46,453,743	—	—
Oil, Gas & Consumable Fuels	117,276,573	—	—
Pharmaceuticals	23,651,692	—	—
Professional Services	18,076,982	—	—
Real Estate Investment Trusts (REITs)	18,846,512	—	—
Software	12,990,177	—	—
Specialty Retail	31,526,179	—	—
Technology Hardware, Storage & Peripherals	47,796,128	—	—
Tobacco	45,236,796	—	—
Affiliated Money Market Mutual Fund	99,261,544	—	—

Total	$788,904,010	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.3%

BANK LOANS(c) — 2.8%

Auto Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%	12/31/18	1,097	$1,086,070

Building Materials
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	95	95,059

Chemicals — 0.1%
Axalta Coating Systems, Refinanced Term Loan B	3.750%	02/01/20	988	977,815
OCI Beaumont LLC, Term Loan B-3	5.500%	08/20/19	71	71,269

				1,049,084

Diversified Financial Services — 0.1%
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	119,775
Stardust Finance Holdings, Inc., Term Loan (Senior Lien)	6.500%	02/26/22	819	811,235

				931,010

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)(i)	4.683%	10/10/17	6,875	2,620,186
Texas Competitive Electric Holdings Co. LLC, Term Loan (Non-Extending)(i)	4.683%	10/10/16	3,975	1,560,102

				4,180,288

Energy-Alternate Sources — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	211	138,386
Floatel International Ltd., Initial Term Loan	6.000%	06/27/20	403	258,622
NFR Energy LLC, Term Loan (Second Lien)(i)	8.750%	12/31/18	667	111,667
Veresen Midstream Ltd., Tranche Term Loan B-1	5.250%	02/18/22	323	320,950

				829,625

Energy–Alternate Sources
Gardner Denver, Inc., Initial Dollar Term loan	4.250%	07/30/20	124	117,159

Food Products — 0.1%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	846	843,234
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.000%	04/29/20	1,303	1,299,071

				2,142,305

Healthcare-Services
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	659,970

Leisure Time — 0.2%
Delta 2 Lux Sarl, Second Lien Facility	7.750%	07/29/22	650	640,830
Graton Economic Development Authority, Incremental Term Loan B	4.750%	09/09/22	300	298,689
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	1,147	1,085,922
Scientific Games International, Inc., Initial Term Loan	6.000%	09/30/20	247	243,376
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	413	414,008

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Leisure Time (cont’d.)
Station Casinos LLC, Term Loan B	4.250%	03/02/20	359	$358,183

				3,041,008

Media — 0.5%
Altice Financing SA, Term Loan	5.500%	07/02/19	516	514,781
Avaya Corp., Term Loan B-7	6.250%	10/26/17	945	920,961
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	215	214,179
iHeartCommunications, Inc., Tranche Term Loan D	6.944%	01/30/19	2,163	1,789,802
iHeartCommunications, Inc., Tranche Term Loan E	7.694%	07/30/19	797	663,345
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	10.000%	07/22/20	156	155,071
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	322	319,266
Univision Communications, Inc., Replacement Term Loan (First-Lien)	4.000%	03/01/20	1,005	997,443
Vertis, Inc., Term Loan(g)(i)	14.000%	12/21/15	1,758	—
Visant Corp., Initial Term Loan	7.000%	07/29/21	934	857,898

				6,432,746

Metals & Mining — 0.1%
FMG Resources PTY Ltd., Loan	3.750%	06/30/19	746	610,493
Peabody Energy Corp., Term Loan	4.250%	09/24/20	646	460,216

				1,070,709

Mining
Coeur Mining, Inc., Term Loan(g)	9.000%	06/15/20	623	610,969

Oil & Gas — 0.1%
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	200	197,904
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	805	221,375
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	203,500
Stallion Oilfield, Loan	8.000%	06/19/18	390	279,513
W&T Offshore, Inc., Term Loan	9.000%	05/10/20	260	224,250

				1,126,542

Packaging & Containers
Berry Plastic Corp., Term Loan	4.250%	09/16/22	225	224,357

Retail — 0.3%
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	1,980	1,966,159
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	956	737,900
PetSmart, Inc., Tranche Loan B-1	4.250%	02/09/22	534	533,206
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	814	813,619
Staples, Inc., Term Loan B	4.250%	04/21/21	496	493,738

				4,544,622

Road & Rail
Navios Maritime Partners, Term Loan B (First Lien)	5.500%	06/18/20	254	251,766

Software
First Data Corp., 2018B Second New Term Loan	3.696%	09/24/18	724	717,428

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Technology — 0.6%
Evergreen Skills Lux Sarl, Term Loan	9.250%	04/28/22	4,825	$4,085,168
GO Daddy Operating Co. LLC, Initial Term Loan	4.250%	05/01/21	918	917,747
Kronos, Inc., Term Loan	9.750%	04/30/20	2,992	3,054,652

				8,057,567

Telecommunications — 0.1%
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	84	83,682
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	43	43,135
Riverbed Techology, Inc., Term Loan	6.000%	02/24/22	266	265,665
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	515	469,502

				861,984

Transportation — 0.1%
Overseas Shipholding OSG, Initial Term Loan	5.250%	08/05/19	118	116,259
Ozburn-Hessey Holding Co. LLC, Term Loan	6.750%	05/22/19	196	194,898
Quality Distribution, Inc., Term Loan	9.500%	07/29/22	471	447,450

				758,607

Water
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	682,500

TOTAL BANK LOANS (cost $49,832,701)				39,471,375

CONVERTIBLE BOND

Electric
NRG Yield, Inc., Gtd. Notes, 144A (cost 288,046)	3.250%	06/01/20	325	279,297

CORPORATE BONDS — 93.1%

Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	3,175	3,004,344
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625%	02/15/24	575	582,906

				3,587,250

Aerospace & Defense — 0.6%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	1,487	1,505,588
Orbital ATK, Inc., Gtd. Notes, 144A	5.500%	10/01/23	150	150,375
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,950	1,930,500
TransDigm, Inc., Gtd. Notes(a)	6.000%	07/15/22	2,528	2,357,360
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	2,675	2,514,099
TransDigm, Inc., Gtd. Notes	7.500%	07/15/21	550	573,375

				9,031,297

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	900	951,637

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	346	360,339
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	247	264,238

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	$717,950
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	346	372,044
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	618	658,361
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	434	471,804
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	471	500,736
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	2,171	2,241,251

				5,586,723

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%	05/01/25	1,460	1,430,800

Auto Manufacturers — 0.7%
FCA US LLC/CG CO-Issuer, Inc., Sec’d. Notes	8.250%	06/15/21	500	530,600
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	4.500%	04/15/20	1,619	1,538,050
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,448	2,282,760
General Motors Co., Sr. Unsec’d. Notes(a)	4.875%	10/02/23	1,900	1,926,955
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%	04/01/22	502	528,355
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.125%	12/15/18	1,473	1,441,920
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	754	725,725
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%	02/01/23	400	393,000

				9,367,365

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,425	1,421,437
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	725	728,625
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	220,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%	09/15/21	350	344,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%	02/15/21	2,075	2,152,813
Goodyear Tire & Rubber Co. (The), Gtd. Notes	7.000%	05/15/22	1,538	1,634,125
Lear Corp., Gtd. Notes	5.250%	01/15/25	2,150	2,107,000
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	1,582	1,506,855
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	2,900	2,914,500
MPG Holdco I, Inc., Gtd. Notes(a)	7.375%	10/15/22	1,218	1,266,720
Omega US Sub LLC, Sr. Unsec’d. Notes, 144A	8.750%	07/15/23	2,000	1,765,000
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%	11/15/18	643	665,505
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	2,975	2,870,875
Tenneco, Inc., Gtd. Notes	5.375%	12/15/24	174	178,567
Titan International, Inc., Sr. Sec’d. Notes(a)	6.875%	10/01/20	1,060	888,413
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	789	750,043
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%	04/29/22	3,595	3,397,275

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%		04/29/25	3,393	$3,108,836

					27,921,339

Banks — 3.4%
Bank of America Corp., Jr. Sub. Notes(a)	5.200%	(c)	12/29/49	900	839,813
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	4,333	4,224,675
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	(c)	09/29/49	550	537,625
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%		11/21/22	1,365	1,529,653
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	235	244,764
BNP Paribas SA (France), Jr. Sub. Notes, 144A(a)	7.375%	(c)	12/29/49	350	352,187
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	674	670,209
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	4,000	3,995,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,400	1,438,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	3,129	3,277,628
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,075,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	687,375
Citigroup, Inc., Jr. Sub. Notes(a)	5.800%	(c)	11/29/49	2,110	2,076,767
Citigroup, Inc., Jr. Sub. Notes	5.875%	(c)	12/29/49	2,090	2,053,424
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	4,500	4,241,250
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	1,500	1,479,375
Credit Agricole SA (France), Jr. Sub. Notes, 144A	6.625%	(c)	09/29/49	921	885,311
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	1,150	1,123,406
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	(c)	12/29/49	461	439,679
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	1,550	1,539,925
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.125%	(c)	12/29/49	425	424,469
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	1,850	1,822,250
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes(a)	7.500%	(c)	12/29/49	1,045	1,042,711
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.000%	(c)	12/29/49	535	539,013
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%		06/10/23	4,915	5,281,379
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,740	1,883,042
Societe Generale SA (France), Jr. Sub. Notes, 144A	8.000%	(c)	09/29/49	1,915	1,874,306
Wells Fargo & Co., Jr. Sub. Notes	5.900%	(c)	12/29/49	1,475	1,475,000

					48,053,736

Beverages — 0.5%
Constellation Brands, Inc., Gtd. Notes	3.750%		05/01/21	234	232,245
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	470	468,237
Constellation Brands, Inc., Gtd. Notes	4.750%		11/15/24	208	210,080
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22	300	327,750
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22	1,625	1,574,203
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,704	1,750,860
DS Services of America, Inc., Sec’d. Notes, 144A	10.000%		09/01/21	1,639	1,882,801

					6,446,176

Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., Gtd. Notes, 144A	7.875%		09/01/23	430	411,725

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Concordia Healthcare Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/23	361	$315,875

				727,600

Building Materials — 2.3%
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%	08/15/23	2,225	2,222,218
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,000,000; purchased 10/27/14 - 02/09/15)(f)(g)	5.375%	11/15/24	3,875	3,826,563
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	315	318,150
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	510	548,097
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(a)	6.000%	04/01/24	830	755,300
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	2,565	2,728,391
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.700%	01/11/25	3,225	2,886,375
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%	05/05/25	287	261,170
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.250%	01/15/21	845	842,887
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,975	2,829,969
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	874	817,190
Headwaters, Inc., Gtd. Notes	7.250%	01/15/19	888	914,640
Louisiana-Pacific Corp., Gtd. Notes	7.500%	06/01/20	333	345,487
Masco Corp., Sr. Unsec’d. Notes	4.450%	04/01/25	562	569,025
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	427	435,540
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	560	586,600
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	428,610
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	2,325	2,243,625
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(f)(g)	7.500%	02/15/19	3,000	2,940,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	862	844,760
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	400	418,500
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	300	299,250
USG Corp., Gtd. Notes, 144A	5.875%	11/01/21	2,500	2,593,750
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	04/01/25	688	674,240
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	7.500%	06/15/21	815	933,175

				32,263,512

Chemicals — 3.3%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	1,875	1,767,187
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	1,350	1,263,937
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	3,205	3,377,269
Axiall Corp., Gtd. Notes(a)	4.875%	05/15/23	925	777,000
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%	03/15/27	435	562,078
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%	10/15/23	2,976	3,095,040
Blue Cube Spinco, Inc., Gtd. Notes, 144A	10.000%	10/15/25	2,511	2,608,301

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	300	$282,750
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/23	2,005	1,348,362
Chemours Co. (The), Sr. Unsec’d. Notes, 144A(a)	7.000%	05/15/25	1,602	1,053,315
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	3,840	3,792,000
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	1,386	1,172,930
Hexion, Inc., Sec’d. Notes	9.000%	11/15/20	4,850	2,910,000
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	1,420	1,207,000
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,400,000
Hexion, Inc., Sr. Sec’d. Notes(a)	10.000%	04/15/20	2,025	1,941,469
Huntsman International LLC, Gtd. Notes	4.875%	11/15/20	550	477,895
Huntsman International LLC, Gtd. Notes, 144A(a)	5.125%	11/15/22	212	181,790
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	5.875%	02/15/19	239	222,270
MMC Energy, Inc., First Lien(i)	8.750%	10/15/20	500	—
Momentive Performance Materials, Inc., Sr. Sec’d. Notes(a)	3.880%	10/24/21	925	712,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	240	225,600
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	185	179,219
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	482,575
Olin Corp., Sr. Unsec’d. Notes	5.500%	08/15/22	350	301,000
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	3,420	2,941,200
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%	03/15/23	1,071	1,012,631
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%	12/01/18	595	489,387
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	545	436,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	2,850	2,821,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $4,340,625; purchased 12/11/12 - 02/20/15)(f)(g)	8.750%	12/15/20	4,325	3,697,875
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	1,481	940,435
Tronox Finance LLC, Gtd. Notes, 144A	7.500%	03/15/22	1,027	649,577
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	621	613,237
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	333	326,340

				46,269,419

Coal — 0.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	388	213,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	8.500%	12/15/19	87	53,940
CONSOL Energy, Inc., Gtd. Notes(a)	5.875%	04/15/22	1,075	722,937
Peabody Energy Corp., Gtd. Notes	6.250%	11/15/21	775	158,875
Peabody Energy Corp., Sec’d. Notes, 144A	10.000%	03/15/22	3,082	1,159,603

				2,308,755

Commercial Services — 3.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	440,565
ADT Corp. (The), Sr. Unsec’d. Notes(a)	3.500%	07/15/22	226	200,010
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,885	1,696,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	1,750	$1,804,687
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	1,149	999,630
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	1,690	1,673,100
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	925	920,375
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,375	3,526,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	4.875%	11/15/17	2,850	2,909,195
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	1,244	1,200,460
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.250%	03/15/25	755	698,375
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $1,625,000; purchased 11/22/13)(f)(g)	8.500%	12/01/21	1,625	1,450,313
CEB, Inc., Gtd. Notes, 144A	5.625%	06/15/23	351	350,123
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	401,200
Cenveo Corp., Sr. Sec’d. Notes, 144A	6.000%	08/01/19	215	180,600
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A(g)	11.000%	03/15/21	1,000	915,000
FTI Consulting, Inc., Gtd. Notes	6.000%	11/15/22	580	600,300
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,563	1,426,237
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	350	360,500
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A	9.250%	03/01/21	360	299,250
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	450	444,825
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	1,118	1,154,335
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	2,160	2,170,800
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	1,250	1,246,094
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	825	802,313
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $2,753,188; purchased 01/24/14 - 05/06/15)(f)(g)	6.875%	02/15/21	2,900	2,037,250
Jurassic Holdings III, Inc., Sec’d. Notes, 144A(a)	6.875%	02/15/21	1,265	888,663
Laureate Education, Inc., Gtd. Notes, 144A(a)	10.000%	09/01/19	4,800	3,768,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	235	230,300
Modular Space Corp., Sec’d. Notes, 144A (original cost $525,000; purchased 02/19/14)(f)(g)	10.250%	01/31/19	525	364,875
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	468,950
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13 - 11/10/14)(f)(g)	7.875%	05/01/18	1,350	1,296,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	200	184,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	319	330,896
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,201,063
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	2,550	2,655,187
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	2,125	1,986,875
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	1,360	1,302,200
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	1,424	1,419,550

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,075	$1,128,750
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	2,810	2,978,600
United Rentals North America, Inc., Sr. Sec’d. Notes(a)	4.625%	07/15/23	500	484,375

				51,597,196

Computers — 0.1%
IHS, Inc., Gtd. Notes	5.000%	11/01/22	595	571,944
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	119,385
NCR Corp., Gtd. Notes	5.875%	12/15/21	60	58,800
NCR Corp., Gtd. Notes	6.375%	12/15/23	150	147,000
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19	400	413,000
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	219	227,213

				1,537,342

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	1,200	1,116,000
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	546,110

				1,662,110

Distribution/Wholesale — 1.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	3,500	3,570,000
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375%	10/01/23	1,614	1,618,035
Brightstar Corp., Gtd. Notes, 144A (original cost $1,052,500; purchased 01/08/15)(f)(g)	9.500%	12/01/16	1,000	1,007,500
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,525,822; purchased 07/26/13 - 08/07/13)(f)(g)	7.250%	08/01/18	2,550	2,664,750
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	675	594,000
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	224	197,120
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	7.000%	06/15/23	575	536,187
H&E Equipment Services, Inc., Gtd. Notes(a)	7.000%	09/01/22	4,650	4,510,500
HD Supply, Inc., Gtd. Notes	7.500%	07/15/20	975	1,014,000
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	495	497,475
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%	07/15/23	630	584,325

				16,793,892

Diversified Financial Services — 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	475	466,687
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	1,245	1,243,443
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%	12/01/19	120	128,700
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%	04/15/20	510	572,475
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	900	877,500
Ally Financial, Inc., Gtd. Notes	8.000%	11/01/31	1,280	1,482,803
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	3.250%	02/13/18	564	555,540
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%	05/21/18	622	615,003
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	725	710,500
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/30/20	910	899,763
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%	05/19/22	249	244,954

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		03/30/25	910	$859,950
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,098,690
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,380	2,487,100
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20	809	840,955
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	436	440,360
E*TRADE Financial Corp., Sr. Unsec’d. Notes	5.375%		11/15/22	577	611,620
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	1,436	1,444,975
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.570%	(c)	12/21/65	516	472,140
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	4,711	4,357,675
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	4.625%		04/15/21	2,309	2,320,545
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.250%		12/15/20	2,554	2,988,180
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	2,750	3,313,750
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	2,100	1,942,500
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	1,471	1,419,515
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	632	524,560
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%		10/01/20	310	282,100
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	375	314,363
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	2,575	2,465,563
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	1,075	1,112,625
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	2,375	2,410,625
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25	1,005	943,444
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	2,400	2,409,000
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	350	381,500

					43,239,103

Electric — 4.7%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%		03/15/24	3,003	2,662,159
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	625	546,875
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	4,304	4,465,400
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%		01/15/24	1,000	1,030,000
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%		01/15/23	599	639,433
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	3,096	2,887,020
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	6,725	6,254,250
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	1,525	1,425,875
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	975	1,011,563
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	3,350	3,333,250
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	3,300	3,093,750
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22	7,150	7,212,562
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24	5,965	6,024,650
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)	7.875%		06/15/17	1,350	1,265,625
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)	9.875%		10/15/20	4,450	4,138,500
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,995,950; purchased 06/11/14)(f)(g)	7.000%		06/30/23	1,910	1,623,500
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%		06/30/23	500	425,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%	06/30/17	1,061		$1,097,811
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	10.060%	12/30/28	195		200,704
NRG Energy, Inc., Gtd. Notes(a)	6.250%	07/15/22	2,174		1,978,340
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	5,225		4,611,063
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	2,250		2,070,000
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	3,125		3,167,969
NRG REMA LLC, Pass-Through Certificates(g)	9.237%	07/02/17	193		199,304
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,565		2,590,650
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%	11/30/29	100		111,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%	12/15/21	141		117,101
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	5.125%	07/15/19	752		684,320
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	6.500%	06/01/25	950		817,000
Talen Ironwood LLC, Sr. Sec’d. Notes (original cost $242; purchased 04/22/09)(f)(g)	8.857%	11/30/25	—	(r)	335
Terraform Global Operating LLC, Gtd. Notes, 144A	9.750%	08/15/22	510		409,275

					66,094,284

Electrical Components & Equipment — 0.8%
Anixter, Inc., Gtd. Notes, 144A	5.500%	03/01/23	560		551,600
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	217		200,725
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,520		1,470,600
Energizer Holdings, Inc., Gtd. Notes, 144A	5.500%	06/15/25	2,148		2,091,615
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	275		266,750
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025		871,250
GrafTech International Ltd., Gtd. Notes	6.375%	11/15/20	625		437,500
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	3,405		3,439,050
WireCo WorldGroup, Inc., Gtd. Notes(a)	9.500%	05/15/17	2,107		1,801,485

					11,130,575

Electronics
Flextronics International Ltd., Gtd. Notes	5.000%	02/15/23	500		500,000

Energy-Alternate Sources
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	5.875%	02/01/23	283		249,747
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	6.125%	06/15/25	183		158,295

					408,042

Engineering & Construction — 0.9%
AECOM Technology Corp., Gtd. Notes, 144A(a)	5.750%	10/15/22	640		643,603
AECOM Technology Corp., Gtd. Notes, 144A(a)	5.875%	10/15/24	5,300		5,339,750
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,823		2,970,078
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	2,525		2,083,125
SBA Communications Corp., Sr. Unsec’d. Notes(a)	4.875%	07/15/22	704		690,800
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308		1,321,080

					13,048,436

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment — 3.2%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	2,650	$2,577,125
AMC Entertainment, Inc., Gtd. Notes(a)	5.875%	02/15/22	1,175	1,180,875
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	1,250	1,262,500
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,155,063; purchased 03/14/12 - 05/21/14)(f)(g)	9.125%	05/01/19	4,575	4,832,801
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	237,679
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	944	955,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	1,230	1,233,076
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	9.750%	05/30/20	635	365,239
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	2,050	1,957,750
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	3,650	3,577,000
Eldorado Resorts, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/23	2,400	2,358,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	100	101,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	1,500	1,522,500
Isle Of Capri Casinos, Inc., Gtd. Notes(a)	5.875%	03/15/21	915	942,450
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	1,450	1,540,625
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,111,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes(a)	5.875%	11/01/21	3,500	3,530,625
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	1,900	2,010,827
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	400	417,000
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	955	938,287
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	1,243	1,174,635
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	9.500%	06/15/19	256	266,240
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,575	1,551,375
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	4,475	3,222,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,005	3,494,362
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	782	817,190
Six Flags Entertainment Corp., Gtd. Notes, 144A(a)	5.250%	01/15/21	750	750,000
Speedway Motorsports, Inc., Gtd. Notes	5.125%	02/01/23	335	328,300
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	1,141	1,072,540
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	300	291,000

				45,620,051

Environmental Control — 0.6%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	2,775	2,768,063
Casella Waste Systems, Inc., Gtd. Notes	7.750%	02/15/19	1,400	1,372,000
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,400	1,407,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	959,500
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	1,050	1,000,125
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	400	408,000

				7,914,688

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods — 3.2%
Albertsons Holdings LLC/Safeway, Inc., Sec’d. Notes, 144A(a)	7.750%	10/15/22	1,774	$1,900,930
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21	1,375	1,323,437
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A(a)	9.000%	12/15/17	759	774,180
Darling Ingredients, Inc., Gtd. Notes(a)	5.375%	01/15/22	1,620	1,587,600
Dean Foods Co., Gtd. Notes, 144A(a)	6.500%	03/15/23	2,125	2,156,875
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,595,625
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	2,040	2,096,100
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,130,938; purchased 09/13/13 - 02/09/15)(f)(g)	7.250%	06/01/21	2,100	2,178,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	2,030,387
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	477,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	1,400	1,459,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,000,000; purchased 05/20/15)(f)(g)	5.750%	06/15/25	2,000	1,840,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.750%	06/15/25	814	748,880
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	3,191	2,991,563
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(f)(g)	5.875%	07/15/24	1,725	1,617,187
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,347,990
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	3,250	3,298,750
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	3,350	3,211,813
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	873	873,000
Post Holdings, Inc., Gtd. Notes, 144A	7.750%	03/15/24	350	358,750
Post Holdings, Inc., Gtd. Notes, 144A(a)	8.000%	07/15/25	1,642	1,691,260
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(a)	10.250%	12/15/20	1,350	914,625
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	413,400
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	1,755	1,849,331
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	889,140
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	2,737	2,805,425
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	2,629	2,629,000
TreeHouse Foods, Inc., Gtd. Notes(a)	4.875%	03/15/22	325	312,000
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	201	205,020

				45,577,768

Forest Products & Paper — 0.3%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	750	712,500
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	07/15/23	400	382,000
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	415	394,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	950	976,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	9.000%	12/15/19	1,725	1,293,750

				3,758,625

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	2,000	$2,010,000

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $470,000; purchased 09/17/14)(f)(g)	7.000%	02/01/21	500	410,000
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,205	1,229,100

				1,639,100

Healthcare-Products — 1.3%
Alere, Inc., Gtd. Notes	6.500%	06/15/20	346	351,190
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	189,805
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,125	1,105,313
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,875	4,000,937
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,641	3,991,260
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Sec’d. Notes, 144A	8.125%	06/15/21	305	297,375
Halyard Health, Inc., Gtd. Notes	6.250%	10/15/22	355	362,100
Hill-Rom Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.750%	09/01/23	1,110	1,112,774
Hologic, Inc., Gtd. Notes, 144A(a)	5.250%	07/15/22	750	757,500
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	2,804	2,425,460
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	675	644,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	935	833,319
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.625%	10/15/23	390	354,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	1,441	1,390,565
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	248,125
Teleflex, Inc., Gtd. Notes	5.250%	06/15/24	180	180,900

				18,246,148

Healthcare-Services — 5.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	120	118,200
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	700	703,500
Acadia Healthcare Co., Inc., Gtd. Notes(a)	6.125%	03/15/21	261	271,440
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.625%	02/15/23	950	954,750
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	575	583,625
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	1,235	1,233,456
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,807	1,797,965
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	4,235	4,324,825
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	875	910,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	4,081	4,246,790
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	176	179,960
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	440	447,700
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	2,615	2,510,400

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	685	$672,670
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	390,000
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	664,335
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	299,250
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.750%	10/15/24	180	177,750
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	159,057
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	526	564,135
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	450	493,695
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	565,687
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,350	1,437,750
HCA, Inc., Gtd. Notes	5.375%	02/01/25	11,212	11,099,880
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	2,037	2,113,388
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,230	1,389,900
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	476,805
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	494,900
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	475	476,663
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,100,745
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	556,581
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,196	1,282,710
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	1,077	1,173,930
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	409,063
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,326	1,309,425
HealthSouth Corp., Gtd. Notes, 144A	5.750%	11/01/24	850	839,375
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes(a)	8.375%	05/15/19	2,478	2,549,243
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	233	240,573
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	325	322,563
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	1,100	1,166,000
Kindred Healthcare, Inc., Gtd. Notes, 144A(a)	8.750%	01/15/23	625	677,344
LifePoint Health, Inc., Gtd. Notes(a)	5.500%	12/01/21	1,804	1,822,040
MPH Acquisition Holdings LLC, Gtd. Notes, 144A(a)	6.625%	04/01/22	2,260	2,260,000
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	4,700	4,582,500
Tenet Healthcare Corp., First Lien	6.000%	10/01/20	575	602,313
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	125	121,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,200	1,182,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	313,100
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	444	473,970
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	875	846,563
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	200	198,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,022	2,042,220
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,765	2,744,263
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	465	480,113
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	11,549	12,275,432
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	173	176,460

				81,506,877

Holding Companies-Diversified — 0.6%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	3,899	3,942,864

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified (cont’d.)
Horizon Pharma Financing, Inc., Gtd. Notes, 144A	6.625%	05/01/23	3,110	$2,744,574
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	2,350	2,379,375

				9,066,813

Home Builders — 2.9%
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	2,550	2,390,625
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250%	02/01/23	1,325	1,215,687
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,000	1,915,000
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.375%	05/15/25	1,421	1,339,292
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	3,503	3,336,607
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	836	856,900
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	2,875	2,889,375
K Hovnanian Enterprises, Inc., Gtd. Notes(g)	11.875%	10/15/15	605	600,463
KB Home, Gtd. Notes	7.000%	12/15/21	850	852,125
KB Home, Gtd. Notes	7.500%	09/15/22	1,300	1,322,750
KB Home, Gtd. Notes(a)	7.625%	05/15/23	1,500	1,511,250
Lennar Corp., Gtd. Notes	4.500%	11/15/19	725	731,163
Lennar Corp., Gtd. Notes(a)	4.750%	05/30/25	2,535	2,420,925
Lennar Corp., Gtd. Notes	6.950%	06/01/18	145	157,325
Lennar Corp., Gtd. Notes	12.250%	06/01/17	275	315,563
M/I Homes, Inc., Gtd. Notes	8.625%	11/15/18	490	502,250
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	11/15/20	1,071	1,038,870
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,025	1,030,125
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	446	481,123
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	1,025	1,035,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	700	715,750
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	1,500	1,533,750
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	1,175	1,254,313
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	1,885	2,214,875
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	66	70,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	624,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	2,986	2,986,000
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	2,535	2,630,062
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,775	1,823,813
William Lyon Homes, Inc., Gtd. Notes, 144A	7.000%	08/15/22	625	642,187
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Gtd. Notes, 144A	6.750%	12/15/21	235	216,200

				40,654,568

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.625%	10/15/23	540	542,025

Household Products/Wares — 0.3%
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	157,125
Prestige Brands, Inc., Gtd. Notes, 144A(a)	5.375%	12/15/21	415	404,625
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	1,175	1,239,625

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares (cont’d.)
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%		07/15/25	1,832	$1,868,640
Spectrum Brands, Inc., Gtd. Notes, 144A	6.125%		12/15/24	1,143	1,177,290

					4,847,305

Insurance — 0.3%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	4.500%		05/30/20	243	247,860
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%		05/30/25	1,644	1,668,660
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	555	577,200
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	464,100
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	730	848,625
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	869	850,534

					4,656,979

Internet — 0.6%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,075	1,177,125
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%		06/01/23	2,688	2,681,280
Mood Media Corp., Gtd. Notes, 144A(g)	9.250%		10/15/20	900	652,500
Netflix, Inc., Sr. Unsec’d. Notes(a)	5.375%		02/01/21	529	548,837
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/22	330	333,300
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%		05/01/23	291	282,998
VeriSign, Inc., Sr. Unsec’d. Notes	5.250%		04/01/25	168	166,740
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%		07/01/20	586	635,810
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	6.000%		04/01/23	1,135	1,100,950
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	6.375%		05/15/25	320	307,200

					7,886,740

Iron/Steel — 0.9%
AK Steel Corp., Sr. Sec’d. Notes	8.750%		12/01/18	675	656,539
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	6.625%		08/15/23	650	559,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/25	400	324,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.250%		03/01/21	400	360,748
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%		02/25/22	5,430	4,941,300
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%		10/15/39	275	224,125
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%		05/01/18	285	281,437
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%		05/15/23	1,745	1,526,875
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%		08/15/18	305	322,537
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $2,642,688; purchased 04/07/14 - 07/11/14)(a)(f)(g)	6.375%		05/01/22	2,625	2,480,625
Signode Industrial Group Lux SA/Signode
Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375%		05/01/22	455	429,975
Steel Dynamics, Inc., Gtd. Notes	5.125%		10/01/21	195	184,763
Steel Dynamics, Inc., Gtd. Notes	5.500%		10/01/24	580	531,787
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22	310	304,575

					13,128,286

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time — 0.4%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	$1,957,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.500%	10/15/27	55	63,800
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/23	1,014	998,790
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $850,000; purchased 05/05/15)(f)(g)	6.250%	05/15/25	850	830,875
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	160	156,400
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,669,875; purchased 07/17/14)(f)(g)	8.500%	10/15/22	1,525	1,669,875

				5,676,740

Lodging — 2.3%
Boyd Gaming Corp., Gtd. Notes(a)	6.875%	05/15/23	2,813	2,855,195
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	2,250	2,391,075
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	353,343
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	248,115
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	2,235	2,235,000
Felcor Lodging LP, Sr. Sec’d. Notes(a)	5.625%	03/01/23	400	408,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	2,600	2,613,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(a)	5.625%	10/15/21	2,375	2,452,188
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	1,375	1,354,375
MGM Resorts International, Gtd. Notes	5.250%	03/31/20	750	738,750
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	1,355	1,316,044
MGM Resorts International, Gtd. Notes(a)	6.625%	12/15/21	3,825	3,920,625
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	2,160	2,300,400
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,400	1,536,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A(a)	5.875%	05/15/21	900	886,500
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	1,954	2,032,160
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,766,188; purchased 05/16/13 - 05/14/15)(f)(g)	6.375%	06/01/21	3,800	3,572,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	1,150	986,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec’d. Notes(a)	5.375%	03/15/22	1,000	921,250

				33,120,645

Machinery–Construction & Mining — 0.6%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,025,500; purchased 01/11/14 - 02/12/14)(a)(f)(g)	7.000%	02/01/19	1,000	960,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A(a)	7.000%	02/01/19	930	892,800
Oshkosh Corp., Gtd. Notes	5.375%	03/01/25	162	161,190
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	3,775	3,652,313
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	888,125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery–Construction & Mining (cont’d.)
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	1,975	$1,589,875

				8,144,303

Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	1,960,890
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,825	1,925,375
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	08/15/21	465	411,525
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A(a)	7.250%	10/15/22	919	978,735

				5,276,525

Media — 6.2%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500%	01/15/22	383	369,790
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	473	454,967
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,000	932,500
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,900	1,677,938
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	1,020	928,200
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(a)	5.375%	07/15/23	2,425	2,328,000
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	850	752,250
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	1,975	1,742,937
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	625	661,000
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	500	540,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	1,125	1,108,687
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	4,500	4,691,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	625,395
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23	825	790,968
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24	2,495	2,382,725
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.625%	01/31/22	925	931,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	1,150	1,060,185
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	3,075	2,852,063
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	4.464%	07/23/22	575	575,304
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	435	440,110
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21	3,555	3,130,622
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,166	2,788,059
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	425	400,031
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	2,078,555
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	2,050	2,055,125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20		800	$798,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22		2,383	2,391,936
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		887	793,865
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		365	375,950
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22		443	392,055
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24		1,284	1,090,597
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21		4,009	3,861,147
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19		2,525	2,644,937
Gannett Co., Inc., Gtd. Notes(a)	5.125%	07/15/20		600	612,000
Gannett Co., Inc., Gtd. Notes(a)	6.375%	10/15/23		1,000	1,050,000
Gannett Co., Inc., Gtd. Notes, 144A	5.500%	09/15/24		1,255	1,220,487
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20		2,960	3,034,000
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19		1,138	978,680
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	03/01/21		137	115,114
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		1,850	1,905,500
LIN Television Corp., Gtd. Notes	6.375%	01/15/21		530	551,200
LIN Television Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	11/15/22		928	921,040
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23		800	797,000
Neptune Finco Corp. (Netherlands), Gtd. Notes, 144A	6.625%	10/15/25		891	895,455
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20		300	309,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22		280	276,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22		3,694	3,578,563
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22		2,731	2,632,001
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24		489	470,663
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23		3,305	3,255,425
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20		420	433,650
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21		1,065	1,041,038
Sinclair Television Group, Inc., Gtd. Notes(a)	6.125%	10/01/22		2,875	2,846,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24		1,440	1,308,600
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23		300	280,500
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.750%	08/01/21		525	525,328
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.875%	10/01/20		485	493,487
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24		561	563,805
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38		596	624,239
Tribune Media Co., Gtd. Notes, 144A(a)	5.875%	07/15/22		2,015	1,954,550
Unitymedia GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	6.125%	01/15/25		800	790,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25		300	282,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	260	301,246
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23		325	324,594
Univision Communications, Inc., Gtd. Notes, 144A(a)	8.500%	05/15/21		1,080	1,123,200

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	$237,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	1,805	1,692,188
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	795	822,825
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	97	95,545
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	533	525,005

				87,515,263

Metal Fabricate/Hardware — 0.1%
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A(a)	8.250%	03/15/18	1,225	833,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	555	532,800

				1,365,800

Mining — 1.5%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	431,250
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	2,905	2,767,013
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	512	524,800
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19	375	388,125
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22	127	130,810
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27	512	494,080
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	250	257,500
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	1,283	1,321,490
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	296	287,860
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20	344	333,714
Coeur Mining, Inc., Gtd. Notes(a)	7.875%	02/01/21	1,249	749,400
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	253	192,280
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	400	348,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	6.750%	02/15/20	568	380,560
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	593	383,967
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	325	201,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	2,000	1,595,000
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	1,358	1,093,190
HudBay Minerals, Inc. (Canada), Gtd. Notes(a)	9.500%	10/01/20	392	313,110
JM Huber Corp., Sr. Unsec’d. Notes, 144A	9.875%	11/01/19	335	352,665
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	575	610,937
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,655,787
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	590	566,400
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	2,540	2,374,900
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.250%	11/15/22	1,982	1,659,925
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	294,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%	10/15/17	300	267,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	405	$222,750

				21,198,763

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,738	2,204,090
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	09/15/18	170	147,050
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	1,025	761,063
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	354	260,190
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	450	418,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	900	675,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	125,685
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,025	1,032,687
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $2,750,000; purchased 06/12/14)(a)(f)(g)	6.000%	07/15/22	2,750	2,213,750
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,265,650

				10,103,665

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.000%	09/01/23	230	231,677
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	3,000	3,000,000

				3,231,677

Oil & Gas — 5.3%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,120	963,200
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	670	589,600
Antero Resources Corp., Gtd. Notes	6.000%	12/01/20	925	855,625
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	79,500
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	276,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	815	774,250
Bonanza Creek Energy, Inc., Gtd. Notes(a)	6.750%	04/15/21	920	641,700
California Resources Corp., Gtd. Notes(a)	5.000%	01/15/20	4	2,572
California Resources Corp., Gtd. Notes(a)	5.500%	09/15/21	1,798	1,096,780
California Resources Corp., Gtd. Notes(a)	6.000%	11/15/24	5,694	3,391,489
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	1,165	760,163
Chesapeake Energy Corp., Gtd. Notes(a)	5.375%	06/15/21	560	372,400
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%	03/15/23	1,000	652,187
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	185	128,922
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	316,428
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	260	273,050
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	10.750%	02/15/20	3,275	3,201,313
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	764,000
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	384	96,000
Comstock Resources, Inc., Gtd. Notes	9.500%	06/15/20	336	92,400
Comstock Resources, Inc., Sr. Sec’d. Notes, 144A	10.000%	03/15/20	720	500,400
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	525	500,063
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,245	1,226,325

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Diamondback Energy, Inc., Gtd. Notes	7.625%	10/01/21	463	$486,150
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,225	1,133,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	672,000
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	6.375%	06/15/23	403	297,462
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,247	997,600
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	9.375%	05/01/20	285	245,100
Halcon Resources Corp., Sec’d. Notes, 144A(a)	8.625%	02/01/20	1,125	935,156
Halcon Resources Corp., Sec’d. Notes, 144A	13.000%	02/15/22	763	485,459
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	544,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,675,000; purchased 05/20/15)(f)(g)	5.750%	10/01/25	2,675	2,354,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,000	880,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	7.625%	04/15/21	575	563,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes	6.750%	04/01/22	245	194,623
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $1,413,124; purchased 09/11/14)(f)(g)	8.500%	10/01/22	1,475	829,687
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.500%	10/01/22	750	421,875
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes	6.500%	09/15/21	445	92,337
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	6.375%	01/30/23	1,050	821,625
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	2,000	1,640,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,085	862,575
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	2,005	1,824,550
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	639,063
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	2,350	2,150,250
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	740	699,300
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	875	848,750
Noble Energy, Inc., Gtd. Notes	5.625%	05/01/21	1,090	1,096,540
Noble Energy, Inc., Gtd. Notes	5.875%	06/01/22	1,161	1,158,810
Noble Energy, Inc., Gtd. Notes	5.875%	06/01/24	195	194,025
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	315	249,575
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(a)	7.250%	04/01/19	414	230,159
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	235	183,300
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	940	770,800
Penn Virginia Corp., Gtd. Notes(a)	7.250%	04/15/19	135	30,375
Penn Virginia Corp., Gtd. Notes	8.500%	05/01/20	610	157,837
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	665	528,675
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	2,050	1,742,500
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	122	106,445
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	684	571,824
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,550	1,317,500
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	1,100	1,012,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	900	$795,937
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	2,275	2,132,813
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	192	184,320
Sabine Oil & Gas Corp., Gtd. Notes(i)	9.750%	02/15/17	213	21,300
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	375	292,500
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	664,306
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25	537	461,820
SM Energy Co., Sr. Unsec’d. Notes	6.125%	11/15/22	700	648,200
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/21	1,605	1,524,750
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	139,500
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	333,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	180,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	271,680
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(a)	5.500%	08/01/20	1,721	1,695,185
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,500	3,412,500
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%	02/15/18	619	420,920
Tesoro Corp., Gtd. Notes	5.125%	04/01/24	475	465,500
Transocean, Inc., Gtd. Notes(a)	6.875%	12/15/21	1,235	921,211
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	1,200	504,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A(a)	6.000%	11/01/20	1,675	1,176,687
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	5.750%	12/15/18	620	446,400
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.125%	10/01/24	1,186	676,020
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,542	1,264,440
W&T Offshore, Inc., Gtd. Notes(a)	8.500%	06/15/19	421	187,345
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,365	2,294,050
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	583	469,315
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	5,786	4,975,960
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	8.250%	08/01/23	1,325	1,202,437

				75,286,675

Oil & Gas Services — 0.6%
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	272	127,160
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	1,000	860,000
CGG SA (France), Gtd. Notes	6.500%	06/01/21	675	386,100
CGG SA (France), Gtd. Notes	6.875%	01/15/22	90	49,950
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	1,935	1,577,025
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes	6.000%	10/01/22	360	301,500
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,343	1,154,980
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	733	414,145
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A, RegS	9.000%	03/26/18	1,200	799,296
SemGroup LP, Unsec’d. Notes(i)	— %	12/31/49	2,555	26
SESI LLC, Gtd. Notes	7.125%	12/15/21	300	294,375
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	841,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	2,196	$2,179,530

				8,985,587

Packaging & Containers — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	2,700	2,747,250
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	3,426	3,494,974
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	325	338,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	06/30/21	600	573,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	800,975
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	800	802,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	500	521,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	432,353
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	516	508,580
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	550	518,375
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	5.625%	12/15/16	515	507,275
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,645	1,610,043
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	1,950	1,847,625
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,037,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	946,000
Novelis, Inc., Gtd. Notes	8.750%	12/15/20	1,411	1,358,370
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%	08/15/23	669	673,182
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	464	468,640
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,351,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,375,000; purchased 09/25/13 - 01/22/15)(f)(g)	6.500%	10/01/21	2,375	2,268,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(a)	8.250%	02/15/21	475	473,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	4,083	4,225,905
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(a)	5.750%	10/15/20	1,400	1,414,000
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	1,350	1,334,813
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24	1,265	1,239,700
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	776,937
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	650	711,750

				32,982,248

Pharmaceuticals — 2.1%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,990	1,990,000
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	1,033	1,022,670

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	12/15/20	121	$125,840
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.750%	01/15/22	161	169,855
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	2,690	2,656,376
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	02/01/25	1,355	1,316,044
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	2,300	2,275,574
Omnicare, Inc., Gtd. Notes	4.750%	12/01/22	275	297,000
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	800	792,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	980	974,488
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	353,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	685	698,700
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.250%	07/15/22	350	356,388
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,535	1,491,828
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	630	598,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	263,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.875%	05/15/23	4,025	3,846,391
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	7,565	7,205,662
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	1,903	1,936,303
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,022	1,052,660

				29,422,929

Pipelines — 2.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	850	762,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%	03/01/22	795	688,231
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	1,400	1,190,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	2,000	1,801,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	454	390,440
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%	02/15/21	625	568,750
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	2,541	2,236,080
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(a)	6.750%	08/01/22	1,820	1,708,070
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%	05/15/22	210	205,275
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%	12/01/24	1,895	1,733,925

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%	06/01/25	2,099	$1,930,660
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A	6.875%	05/15/23	481	417,267
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,325	1,281,938
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	543	556,450
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14 - 02/25/14)(f)(g)	5.625%	04/15/20	1,025	994,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	1,000	960,000
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%	11/15/23	811	705,887
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	500	463,750
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%	04/15/23	1,535	1,362,313
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.750%	05/15/24	2,000	1,780,000
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A(a)	5.625%	03/01/25	594	523,463
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	381,640
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.250%	05/01/23	1,037	920,337
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	195,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	630	609,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.750%	03/15/24	1,500	1,432,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes(a)	5.875%	10/01/20	616	597,520
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.500%	10/15/19	312	305,760
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(a)	6.250%	10/15/22	1,175	1,145,625
Williams Partners LP/ACMP Finance Corp., Sr. Unsec’d. Notes	4.875%	03/15/24	2,000	1,790,502

				29,639,108

Real Estate — 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 11/10/14)(f)(g)	8.250%	12/01/22	1,350	1,410,750
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	581	567,927

				1,978,677

Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	2,333	2,425,153
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,759	1,802,975
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	797,990
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%	04/01/23	500	489,050
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	150	148,875
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	1,465	1,439,363
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	427	412,055

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc., Gtd. Notes	6.000%	08/15/23	300	$300,000
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	806	813,818
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,725	2,793,125
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	909,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%	04/15/23	1,535	1,527,325
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	945,813
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	425	443,063

				15,247,605

Retail — 3.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	1,150	1,164,375
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(a)	7.000%	05/20/22	1,000	1,025,000
Burger King (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,430	2,466,450
Burger King (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	240	234,648
Caleres, Inc., Gtd. Notes, 144A	6.250%	08/15/23	1,606	1,610,014
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,375	2,339,375
Claire’s Stores, Inc., Sec’d. Notes	8.875%	03/15/19	750	292,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	1,168	852,640
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	3,095,895
CST Brands, Inc., Gtd. Notes(a)	5.000%	05/01/23	700	694,750
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23	1,800	1,867,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,380,500
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	1,642	1,494,220
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	701,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	930,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	2,750	2,750,000
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	429,640
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,073,688; purchased 09/17/13 - 01/03/14)(f)(g)	9.250%	06/15/21	1,025	984,000
JC Penney Corp., Inc., Gtd. Notes	8.125%	10/01/19	163	163,000
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%	03/15/19	275	254,375
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	825	876,563
Landry’s, Inc., Gtd. Notes, 144A (original cost $5,736,238; purchased 05/29/13 - 02/10/15)(f)(g)	9.375%	05/01/20	5,310	5,668,425
Landry’s, Inc., Gtd. Notes, 144A	9.375%	05/01/20	500	533,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	6,276	6,464,280
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	194	190,120
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	418	399,190
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	273	267,540
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	310	313,100
New Albertsons, Inc., Sr. Unsec’d. Notes, MTN	6.625%	06/01/28	38	32,680
Party City Holdings, Inc., Gtd. Notes, 144A	6.125%	08/15/23	360	362,700

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	325	$316,063
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	625	604,687
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	382,794
Rite Aid Corp., Gtd. Notes(a)	6.750%	06/15/21	1,090	1,117,250
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	4,383	4,350,127
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	655	671,375
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A	8.125%	10/01/20	439	460,401
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,700	1,572,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,228,065
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(f)(g)	8.000%	06/15/22	1,950	1,950,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	950	950,000
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	8.500%	12/01/17	1,000	955,000

				55,396,742

Semiconductors — 1.2%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	944	652,540
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.000%	07/01/24	1,094	678,280
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	32	20,480
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	234	151,515
Amkor Technology, Inc., Sr. Unsec’d. Notes	6.375%	10/01/22	400	369,750
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	220,255
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	445	451,675
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	725	757,625
Micron Technology, Inc., Gtd. Notes	5.875%	02/15/22	201	198,236
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	600	550,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250%	08/01/23	5,244	4,823,431
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	694	636,745
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,570,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625%	06/15/22	1,727	1,714,048
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,159	1,205,360
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	200	208,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,067,575
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	557	522,883

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.625%	11/01/24	173	$172,567

				16,971,965

Software — 4.3%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	3,363	3,369,692
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	1,838	1,847,190
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	5,000	4,040,625
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	5,205	3,695,550
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	4,250	4,526,250
Emdeon, Inc., Gtd. Notes, 144A	6.000%	02/15/21	600	579,750
First Data Corp., Gtd. Notes	10.625%	06/15/21	1,122	1,229,992
First Data Corp., Gtd. Notes	11.250%	01/15/21	2,829	3,090,682
First Data Corp., Gtd. Notes	11.750%	08/15/21	6,947	7,711,170
First Data Corp., Gtd. Notes	12.625%	01/15/21	10,418	11,837,452
First Data Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	777	806,137
First Data Corp., Sec’d. Notes, PIK, 144A(a)	8.750%	01/15/22	482	503,361
First Data Corp., Sr. Sec’d. Notes, 144A(a)	5.375%	08/15/23	590	584,100
First Data Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/01/20	622	649,990
IMS Health, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000%	11/01/20	575	589,375
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $3,003,000; purchased 04/03/14 - 04/02/15)(a)(f)(g)	7.125%	05/01/21	2,995	2,635,600
Infor US, Inc., Gtd. Notes, 144A (original cost $3,915,300; purchased 03/18/15 - 04/09/15)(f)(g)	6.500%	05/15/22	3,925	3,601,187
Infor US, Inc., Gtd. Notes, 144A	6.500%	05/15/22	602	552,335
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	155	154,225
Italics Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	3,266	3,119,030
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	1,300,500
MSCI, Inc., Gtd. Notes, 144A	5.250%	11/15/24	487	491,870
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	3,581	3,572,048
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	230	228,131
SS&C Technologies Holdings, Inc., Gtd. Notes, 144A	5.875%	07/15/23	397	403,947

				61,120,189

Telecommunications — 7.8%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	1,500	1,496,250
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	304	319,960
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%	01/01/20	500	535,000
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes(a)	6.450%	03/15/29	309	305,910
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	3,524	1,621,040
Avaya, Inc., Sr. Sec’d. Notes, 144A	7.000%	04/01/19	1,342	1,063,535
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	1,500	1,282,500
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	825,000
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%	04/01/25	737	585,915
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	915	921,291

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	7,315	$7,497,875
CommScope Technologies Finance LLC, Sr. Sec’d. Notes, 144A	6.000%	06/15/25	2,953	2,833,049
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	288,363
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	728	695,240
Consolidated Communications, Inc., Gtd. Notes, 144A	6.500%	10/01/22	630	563,850
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%	11/15/22	2,500	2,543,750
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,480,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,500	2,250,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	1,430	1,554,882
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,178	3,278,298
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	600	499,500
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	2,060	2,003,350
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	227	202,150
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	1,229	1,183,539
Frontier Communications Corp., Sr. Unsec’d. Notes, 144A	8.875%	09/15/20	113	110,740
Frontier Communications Corp., Sr. Unsec’d. Notes, 144A	10.500%	09/15/22	598	583,050
Frontier Communications Corp., Sr. Unsec’d. Notes, 144A	11.000%	09/15/25	1,429	1,382,557
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%	07/01/18	1,694	863,940
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	2,507	2,068,275
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	6.625%	12/15/22	2,774	2,163,720
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	951	891,563
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,370	4,926,974
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	1,033	952,943
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	718	473,880
Level 3 Communications, Inc., Sr. Unsec’d. Notes(a)	5.750%	12/01/22	1,120	1,099,000
Level 3 Financing, Inc., Gtd. Notes(a)	5.375%	08/15/22	283	275,217
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	849	872,780
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	259	268,065
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	566	591,470
Level 3 Financing, Inc., Gtd. Notes, 144A	5.125%	05/01/23	305	291,656
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	327,327
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	332,310
Plantronics, Inc., Gtd. Notes, 144A	5.500%	05/31/23	393	393,983
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	187,590
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	804	739,680
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	650	725,159
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	583	600,490
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,232	1,193,069

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	4,865	$3,490,638
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	3,050	2,684,000
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,685	1,310,087
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	502	502,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,276,981
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	568	559,835
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,335	1,968,685
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17	245	248,138
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	240,570
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	3,463	2,665,125
Sprint Corp., Gtd. Notes	7.250%	09/15/21	899	736,056
Sprint Corp., Gtd. Notes	7.625%	02/15/25	3,047	2,359,521
Sprint Corp., Gtd. Notes	7.875%	09/15/23	6,896	5,581,450
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	1,850	1,572,500
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	1,650	1,612,875
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	891,660
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	643,655
T-Mobile USA, Inc., Gtd. Notes(a)	6.250%	04/01/21	747	744,385
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,999	1,919,040
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	571,931
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	429,874
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	805	796,950
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,401,990
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,447,373
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	523,710
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	213	200,220
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24	300	288,750
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	554	551,230
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	400	368,000
West Corp., Gtd. Notes, 144A(a)	5.375%	07/15/22	3,365	3,108,419
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	4,809	4,748,888
Windstream Services LLC, Gtd. Notes(a)	6.375%	08/01/23	2,325	1,675,395
Windstream Services LLC, Gtd. Notes(a)	7.500%	06/01/22	884	667,420
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	2,855	2,112,700
Windstream Services LLC, Gtd. Notes(a)	7.750%	10/01/21	1,385	1,073,375

				111,119,111

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	5,130	5,078,700

Transportation — 0.8%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A, RegS	10.000%	12/10/19	2,100	1,449,000
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	565,200
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	250	231,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	314	290,450
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Gtd. Notes(a)	8.125%	02/15/19	90	65,700

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	3,280	$2,640,400
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A(a)	7.250%	05/01/22	982	883,800
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	1,200	1,218,000
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes	8.875%	06/15/21	1,801	1,134,630
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,925	2,473,453
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(a)	7.875%	09/01/19	650	633,750

				11,585,633

TOTAL CORPORATE BONDS (cost $1,406,235,293)				1,317,461,112

			Shares
COMMON STOCKS

Diversified Telecommunication Services
NII Holdings, Inc.*			90,376	588,348

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*			18,000	372,060

TOTAL COMMON STOCKS (cost $2,003,508)				960,408

PREFERRED STOCKS — 0.4%

Banks
Goldman Sachs Group, Inc. (The), Series K, 6.375%(g)			26,000	680,420

Consumer Finance — 0.1%
Ally Financial, Inc., Series G, 7.000%			1,183	1,192,649

Insurance — 0.2%
XLIT Ltd. (Ireland), Series D, 3.409%			2,550	2,146,781

Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%			37,500	308,250

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%			1,000	1,062,500

TOTAL PREFERRED STOCKS
(cost $5,859,286)				5,390,600

			Units
WARRANTS*(g)(l)

Specialty Retail
Nebraska Book Holdings, Inc., expiring 06/29/19			5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19			2,792	—

				—

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
WARRANTS*(g)(l) (Continued)

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	1,101	$—

(cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $1,464,218,834)		1,363,562,792

	Shares
SHORT-TERM INVESTMENT — 20.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $284,354,203; includes $259,296,853 of cash collateral for securities on loan)(b)(w)	284,354,203	284,354,203

TOTAL INVESTMENTS — 116.4% (cost $1,748,573,037)		1,647,916,995
Liabilities in excess of other assets(x) — (16.4)%		(232,425,612)

NET ASSETS — 100.0%		$1,415,491,383

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $254,168,748; cash collateral of $259,296,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $72,927,429. The aggregate value of $68,278,848 is approximately 4.8% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

			Notional Amount	Value at Settlement	Current	Unrealized
Sale Contracts	Counterparty		(000)	Date	Value	Appreciation(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/16/15	Bank of America	EUR	402	$450,381	$449,306	$1,075

(1)  The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$39,471,375	$—
Convertible Bond	—	279,297	—
Corporate Bonds	—	1,314,870,436	2,590,676
Common Stocks	960,408	—	—
Preferred Stocks	5,390,600	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	284,354,203	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Contract	—	1,075	—

Total	$290,705,211	$1,354,622,183	$2,590,676

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/14	$2,716,516	$9,065,185
Accrued discounts/premiums	—	(20,045)
Realized gain (loss)	(365,787)	29,145
Change in unrealized appreciation (depreciation)**	153,845	(125,178)
Purchases	—	849,750
Sales	(2,504,574)	(365,969)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(6,842,212)

Balance as of 09/30/15	$—	$2,590,676

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(123,116) was relating to securities held at the reporting period end.

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$2,590,676	Market approach	Single broker indicative quote

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$6,842,212	L3 to L2	Single broker indicative quote to Evaluate bid

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 96.6%
Argentina — 0.3%
MercadoLibre, Inc.	64,707	$5,892,219

Australia — 1.3%
Brambles Ltd.	830,075	5,702,200
Insurance Australia Group Ltd.	2,431,725	8,314,397
Macquarie Group Ltd.	247,999	13,440,376

		27,456,973

Austria — 0.3%
Andritz AG	136,605	6,155,583

Belgium — 0.4%
Colruyt SA	160,160	7,719,226

Canada — 3.0%
Alimentation Couche-Tard, Inc. (Class B Stock)	665,653	30,611,558
Brookfield Asset Management, Inc. (Class A Stock)	477,149	15,001,565
Home Capital Group, Inc.(a)	241,600	5,798,762
Suncor Energy, Inc.	425,000	11,366,242

		62,778,127

China — 6.0%
Alibaba Group Holding Ltd., ADR*(a)	372,594	21,971,868
Baidu, Inc., ADR*	41,794	5,742,914
China Overseas Land & Investment Ltd.	3,522,000	10,708,219
JD.com, Inc., ADR*(a)	701,620	18,284,217
Lenovo Group Ltd.	7,378,000	6,237,271
NetEase, Inc., ADR	67,223	8,074,827
Tencent Holdings Ltd.	3,367,633	56,766,811

		127,786,127

Denmark — 1.9%
Jyske Bank A/S*	154,110	8,526,696
Novo Nordisk A/S (Class B Stock)	592,397	31,968,452

		40,495,148

Finland — 0.6%
Sampo OYJ (Class A Stock)	250,652	12,130,899

France — 9.6%
Arkema SA	85,423	5,536,980
BNP Paribas SA	157,680	9,283,318
Cap Gemini SA	186,815	16,683,189
Dassault Systemes SA	551,172	40,734,635
Hermes International	14,918	5,430,376
JCDecaux SA	181,769	6,607,514
LVMH Moet Hennessy Louis Vuitton SA	143,648	24,455,207
Pernod Ricard SA	57,330	5,788,544
Publicis Groupe SA	108,454	7,412,086
Rexel SA	509,550	6,272,871
Safran SA	109,000	8,195,931
Sanofi	114,965	10,944,738
Schneider Electric SE	119,215	6,675,964
Sodexo	116,700	9,683,143
SPIE SA*	175,700	2,918,419
Total SA	197,337	8,876,833
Valeo SA	217,243	29,496,775

		204,996,523

Germany — 7.0%
Bayer AG	295,591	37,924,059
Bayerische Motoren Werke AG	98,802	8,619,798

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Brenntag AG	167,755	$9,051,069
Continental AG	187,045	39,950,381
Deutsche Boerse AG	83,975	7,242,380
Fresenius SE & Co. KGaA	192,574	12,927,140
KUKA AG(a)	148,678	11,410,231
Linde AG	47,800	7,763,935
Rational AG	11,431	4,573,265
SAP SE, ADR(a)	127,700	8,273,683

		147,735,941

Hong Kong — 0.5%
AIA Group Ltd.	2,191,636	11,398,152

India — 1.1%
Hero MotoCorp Ltd.	257,760	9,429,569
Housing Development Finance Corp. Ltd.	420,717	7,794,840
Tata Motors Ltd.*	1,516,314	6,897,626

		24,122,035

Indonesia — 0.3%
PT Tower Bersama Infrastructure Tbk*	5,603,771	2,505,946
PT Tower Bersama Infrastructure Tbk,
144A*(g)	6,982,898	3,122,676

		5,628,622

Ireland — 1.8%
Ryanair Holdings PLC, ADR	165,692	12,973,684
Shire PLC	383,087	26,188,494

		39,162,178

Israel — 2.7%
Bezeq Israeli Telecommunication Corp. Ltd.	5,964,155	11,414,200
Check Point Software Technologies Ltd.*(a)	325,868	25,851,108
Teva Pharmaceutical Industries Ltd., ADR	360,218	20,337,908

		57,603,216

Italy — 4.3%
Anima Holding SpA	982,878	8,599,362
Anima Holding SpA, 144A(g)	204,776	1,791,619
Azimut Holding SpA	240,555	5,162,199
Brembo SpA	294,617	11,397,773
Intesa Sanpaolo SpA	4,695,306	16,587,196
Luxottica Group SpA	461,462	31,981,603
Moncler SpA	843,183	15,099,494

		90,619,246

Japan — 16.4%
Astellas Pharma, Inc.	767,720	9,937,432
Daikin Industries Ltd.	209,591	11,755,114
FANUC Corp.	194,632	29,941,934
Fuji Heavy Industries Ltd.	1,093,927	39,364,405
Hoya Corp.	271,400	8,888,865
Kansai Paint Co. Ltd.	862,400	11,729,004
Kao Corp.	244,000	11,060,726
Keyence Corp.	39,068	17,446,918
Laox Co. Ltd.*(a)	2,356,315	7,037,106
Makita Corp.	124,400	6,617,195
Miraca Holdings, Inc.	154,100	6,535,121
Murata Manufacturing Co. Ltd.	147,897	19,104,526
Nihon Kohden Corp.	174,500	2,892,525
Nitori Holdings Co. Ltd.	100,000	7,830,426
Ono Pharmaceutical Co. Ltd.	206,955	24,537,711
ORIX Corp.	856,890	11,053,318

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Pigeon Corp.	973,561	$22,748,048
Santen Pharmaceutical Co. Ltd.	612,400	8,221,842
Shimano, Inc.	143,382	20,144,575
SMC Corp.	63,400	13,881,966
SoftBank Group Corp.	135,300	6,256,247
Sumitomo Mitsui Financial Group, Inc.	293,044	11,112,320
Sundrug Co. Ltd.	138,900	7,312,152
Sysmex Corp.	395,058	20,863,709
Toyota Motor Corp.	216,700	12,687,333

		348,960,518

Jordan — 0.7%
Hikma Pharmaceuticals PLC	421,171	14,548,778

Mexico — 0.4%
Alsea SAB de CV(a)	2,563,272	7,564,767
Alsea SAB de CV, 144A(a)(g)	655,805	1,935,422

		9,500,189

Netherlands — 2.1%
AerCap Holdings NV*	77,500	2,963,600
Akzo Nobel NV	137,845	8,965,385
ASML Holding NV	123,800	10,882,439
Koninklijke Ahold NV	350,522	6,838,033
NXP Semiconductors NV*	107,288	9,341,566
Royal Dutch Shell PLC (Class A Stock)	283,072	6,714,453

		45,705,476

Norway — 0.2%
DnB ASA	289,210	3,763,886

Singapore
United Overseas Bank Ltd.	77,200	1,008,009

South Africa — 1.5%
Aspen Pharmacare Holdings Ltd.*	176,153	3,748,102
Bidvest Group Ltd. (The)	320,603	7,566,392
Discovery Ltd.	1,208,806	12,026,525
Mr. Price Group Ltd.	623,283	8,700,744

		32,041,763

South Korea — 1.8%
Amorepacific Corp.	54,495	17,758,204
Samsung Electronics Co. Ltd.	21,149	20,291,489

		38,049,693

Spain — 3.6%
Amadeus IT Holding SA (Class A Stock)	786,620	33,703,053
Banco Bilbao Vizcaya Argentaria SA	686,507	5,805,020
Industria de Diseno Textil SA	1,116,318	37,431,980

		76,940,053

Sweden — 2.2%
Assa Abloy AB (Class B Stock)	848,544	15,219,297
Atlas Copco AB (Class A Stock)	330,508	7,948,392
Hexagon AB (Class B Stock)	243,642	7,443,645
Nordea Bank AB	710,330	7,924,809
Telefonaktiebolaget LM Ericsson (Class B Stock)	844,750	8,286,682

		46,822,825

Switzerland — 8.1%
Actelion Ltd.*	104,635	13,298,690
Cie Financiere Richemont SA	77,840	6,056,806
Geberit AG	30,742	9,404,460

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Givaudan SA*	6,730	$10,950,811
Julius Baer Group Ltd.*	144,935	6,581,789
Novartis AG	511,217	46,986,919
Partners Group Holding AG	65,231	22,109,335
Roche Holding AG	59,285	15,738,481
SGS SA	6,020	10,519,316
Sonova Holding AG	37,675	4,851,339
TE Connectivity Ltd.	82,400	4,934,936
UBS Group AG	486,905	9,001,963
Wolseley PLC	185,981	10,878,734

		171,313,579

United Kingdom — 15.3%
Aldermore Group PLC*	1,870,913	7,933,090
Aldermore Group PLC, 144A*(g)	1,237,921	5,249,062
ARM Holdings PLC	1,128,797	16,217,627
Ashtead Group PLC	877,313	12,406,569
AstraZeneca PLC	157,653	9,998,098
Barclays PLC	2,665,160	9,863,168
Bunzl PLC	481,553	12,922,044
Compass Group PLC	1,154,043	18,433,343
DCC PLC	94,180	7,116,818
Howden Joinery Group PLC	1,223,880	9,031,383
IG Group Holdings PLC	703,293	8,196,467
InterContinental Hotels Group PLC	243,274	8,428,059
ITV PLC	5,542,842	20,655,075
Lloyds Banking Group PLC	11,023,795	12,550,117
OneSavings Bank PLC	1,927,955	11,377,282
OneSavings Bank PLC, 144A(g)	573,883	3,386,609
Pentair PLC	78,500	4,006,640
Prudential PLC	1,021,117	21,541,954
Reckitt Benckiser Group PLC	153,980	13,963,756
RELX PLC	1,441,558	24,724,716
SABMiller PLC	123,185	6,975,676
Spectris PLC	158,934	4,066,436
St. James’s Place PLC	3,166,029	40,747,136
TalkTalk Telecom Group PLC(a)	2,423,620	11,540,908
Travis Perkins PLC	293,800	8,764,866
WPP PLC	672,790	14,006,788

		324,103,687

United States — 3.2%
Allergan PLC*	106,630	28,983,100
AON PLC	118,900	10,535,729
Jazz Pharmaceuticals PLC*	99,627	13,231,462
Nielsen Holdings PLC	227,700	10,125,819
Samsonite International SA	1,603,000	5,222,644

		68,098,754

TOTAL COMMON STOCKS (cost $2,007,945,778)		2,052,537,425

	Units
PARTICIPATORY NOTES — 1.3%
India
Maruti Suzuki India Ltd., Private Placement,expiring 07/29/16, 144A(g)	209,453	14,971,746

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
PARTICIPATORY NOTES (Continued)
Switzerland
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	2,153,418	11,668,687

TOTAL PARTICIPATORY NOTES (cost $30,294,586)		$26,640,433

	Shares
PREFERRED STOCK — 0.4%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $9,022,409)	88,930	9,159,432

TOTAL LONG-TERM INVESTMENTS (cost $2,047,262,773)		2,088,337,290

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $109,224,714; includes $95,765,503 of cash collateral received for securities on loan)(b)(w)	109,224,714	109,224,714

Value
TOTAL INVESTMENTS — 103.5% (cost $2,156,487,487)	$2,197,562,004
Liabilities in excess of other assets — (3.5)%	(73,361,972)

NET ASSETS — 100.0%	$2,124,200,032

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,670,378; cash collateral of $95,765,503 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$5,892,219	$—	$—
Australia	—	27,456,973	—
Austria	—	6,155,583	—
Belgium	—	7,719,226	—
Canada	62,778,127	—	—
China	54,073,826	73,712,301	—
Denmark	—	40,495,148	—
Finland	—	12,130,899	—
France	2,918,419	202,078,104	—
Germany	8,273,683	139,462,258	—
Hong Kong	—	11,398,152	—
India	—	24,122,035	—
Indonesia	—	5,628,622	—
Ireland	12,973,684	26,188,494	—
Israel	46,189,016	11,414,200	—
Italy	—	90,619,246	—
Japan	—	348,960,518	—
Jordan	—	14,548,778	—
Mexico	7,564,767	1,935,422	—
Netherlands	12,305,166	33,400,310	—
Norway	—	3,763,886	—
Singapore	—	1,008,009	—
South Africa	—	32,041,763	—
South Korea	—	38,049,693	—
Spain	—	76,940,053	—
Sweden	—	46,822,825	—
Switzerland	4,934,936	166,378,643	—
United Kingdom	23,317,012	300,786,675	—
United States	68,098,754	—	—
Participatory Notes
India	—	14,971,746	—
Switzerland	—	11,668,687	—
Preferred Stock
Germany	—	9,159,432	—
Affiliated Money Market Mutual Fund	109,224,714	—	—

Total	$418,544,323	$1,779,017,681	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Pharmaceuticals	14.3%
Insurance	5.5
Affiliated Money Market Mutual Fund (4.5% represents investments purchased with collateral from securities on loan)	5.2
Banks	4.6
Internet Software & Services	4.6
Automobiles	4.3
Textiles, Apparel & Luxury Goods	4.2
Machinery	4.0
Auto Components	3.8
Software	3.5
Media	3.5
Specialty Retail	3.3
Capital Markets	3.1
Trading Companies & Distributors	3.0
Electronic Equipment, Instruments & Components	2.5
Food & Staples Retailing	2.5
IT Services	2.4
Hotels, Restaurants & Leisure	2.2
Household Products	2.2
Chemicals	2.1
Health Care Equipment & Supplies	1.8

Semiconductors & Semiconductor Equipment	1.7%
Building Products	1.7
Personal Products	1.4
Thrifts & Mortgage Finance	1.3
Oil, Gas & Consumable Fuels	1.3
Technology Hardware, Storage & Peripherals	1.2
Diversified Financial Services	1.2
Real Estate Management & Development	1.2
Wireless Telecommunication Services	1.1
Diversified Telecommunication Services	1.1
Professional Services	1.0
Leisure Products	0.9
Health Care Providers & Services	0.9
Internet & Catalog Retail	0.9
Industrial Conglomerates	0.7
Biotechnology	0.6
Airlines	0.6
Beverages	0.6
Communications Equipment	0.4
Aerospace & Defense	0.4
Electrical Equipment	0.3
Commercial Services & Supplies	0.3
Construction & Engineering	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%
Australia — 3.6%
AGL Energy Ltd.	328,500	$3,697,137
Ansell Ltd.	410,588	5,436,873
Arrium Ltd.	7,840,800	483,546
Ausdrill Ltd.	793,540	168,044
Australia & New Zealand Banking Group Ltd.	352,900	6,742,573
Bendigo & Adelaide Bank Ltd.	547,900	3,829,162
Bradken Ltd.*	556,400	393,528
Caltex Australia Ltd.	544,750	12,025,331
Challenger Ltd.	1,332,300	6,723,645
Downer EDI Ltd.	1,505,900	3,560,691
Independence Group NL	70,900	126,893
Kingsgate Consolidated Ltd.*(a)(g)	898,989	457,400
Lend Lease Group	707,400	6,262,750
Metcash Ltd.(a)	2,725,199	2,022,979
Mineral Resources Ltd.(a)	376,400	1,098,585
Mount Gibson Iron Ltd.*(a)	2,634,500	324,617
Myer Holdings Ltd.(a)	1,907,200	1,183,950
National Australia Bank Ltd.	269,136	5,695,721
Pacific Brands Ltd.*	2,448,300	1,228,487
Primary Health Care Ltd.	891,240	2,384,374
Qantas Airways Ltd.*	2,029,400	5,327,951
Seven Group Holdings Ltd.(a)	354,500	1,096,021

		70,270,258

Austria — 0.8%
OMV AG	223,900	5,448,007
UNIQA Insurance Group AG	591,495	5,128,899
Voestalpine AG	144,800	4,978,616

		15,555,522

Belgium — 2.4%
AGFA-Gevaert NV*(g)	708,900	2,563,262
Anheuser-Busch InBev NV	208,817	22,208,962
bpost SA	11,100	263,955
Delhaize Group SA	139,900	12,400,893
KBC Groep NV	141,349	8,939,239

		46,376,311

Brazil — 0.2%
BB Seguridade Participacoes SA	574,800	3,579,723

Canada — 1.1%
Encana Corp.	703,200	4,526,405
MacDonald, Dettwiler & Associates Ltd.	143,117	7,783,763
National Bank of Canada	312,900	9,988,415

		22,298,583

China — 0.1%
Poly Property Group Co. Ltd.	2,696,000	745,503
Shougang Fushan Resources Group Ltd.	11,184,000	1,391,794

		2,137,297

Denmark — 0.9%
A.P. Moeller-Maersk A/S (Class B Stock)	3,300	5,086,891
Carlsberg A/S (Class B Stock)	102,387	7,867,564
TDC A/S	1,048,400	5,406,952

		18,361,407

Finland — 1.4%
Sampo OYJ (Class A Stock)	332,058	16,070,736
Tieto OYJ	184,822	4,668,446

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	401,400	$6,025,333

		26,764,515

France — 9.4%
Alstom SA*(a)	158,100	4,890,241
Arkema SA	38,800	2,514,953
AXA SA	304,900	7,402,696
BNP Paribas SA	324,870	19,126,532
Cap Gemini SA	182,798	16,324,458
Cie Generale des Etablissements Michelin	76,400	6,990,211
CNP Assurances	312,500	4,342,161
Credit Agricole SA	466,400	5,369,562
Electricite de France SA	674,800	11,915,355
Iliad SA.	28,963	5,859,023
Renault SA	73,200	5,281,611
Sanofi	221,700	21,105,974
SCOR SE	178,700	6,417,200
Societe Generale SA	136,000	6,078,007
Thales SA	122,000	8,506,492
Total SA	418,349	18,818,641
Valeo SA	147,085	19,970,876
Vinci SA	217,901	13,856,106

		184,770,099

Germany — 6.9%
Allianz SE	68,800	10,808,055
Aurubis AG	42,600	2,711,359
BASF SE	125,600	9,606,365
Bayer AG	178,430	22,892,408
Bayerische Motoren Werke AG	81,100	7,075,420
Daimler AG	215,900	15,718,269
Deutsche Bank AG	318,300	8,590,070
Deutsche Lufthansa AG*	362,100	5,040,743
E.ON SE	337,900	2,899,683
Freenet AG	176,000	5,822,900
Hannover Rueck SE	64,100	6,565,866
Merck KGaA	38,900	3,444,081
Muenchener Rueckversicherungs- Gesellschaft AG	52,900	9,879,898
Rheinmetall AG	127,900	7,864,463
Stada Arzneimittel AG	135,900	4,871,524
Volkswagen AG(a)	61,900	7,293,280
Wincor Nixdorf AG	87,500	3,440,077

		134,524,461

Hong Kong — 1.9%
Cheung Kong Property Holdings Ltd.	288,000	2,109,981
China Resources Cement Holdings Ltd.	13,373,400	6,121,937
CK Hutchison Holdings Ltd.	288,000	3,746,199
Dah Sing Financial Holdings Ltd.	484,312	2,652,660
Huabao International Holdings Ltd.	6,305,000	2,003,000
Kingboard Chemical Holdings Ltd.	1,618,800	1,971,038
Lee & Man Paper Manufacturing Ltd.	628,000	318,694
Skyworth Digital Holdings Ltd.	7,664,000	5,216,346
Tongda Group Holdings Ltd.	19,670,000	3,428,505
Yue Yuen Industrial Holdings Ltd.	2,331,500	8,674,261

		36,242,621

Ireland — 2.1%
C&C Group PLC	1,057,000	4,193,791
James Hardie Industries PLC, CDI	650,723	7,854,952
Ryanair Holdings PLC, ADR	94,551	7,403,343

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Shire PLC	215,592	$14,738,244
Smurfit Kappa Group PLC	266,000	7,166,619

		41,356,949

Israel — 2.1%
Bank Hapoalim BM	837,200	4,212,897
Elbit Systems Ltd., (NASDAQ GS)(g)	400	29,844
Elbit Systems Ltd., (TASE)(g)	107,700	7,961,529
Teva Pharmaceutical Industries Ltd.	201,200	11,370,640
Teva Pharmaceutical Industries Ltd., ADR	301,212	17,006,430

		40,581,340

Italy — 1.6%
Astaldi SpA	41,361	377,509
Atlantia SpA	311,647	8,717,652
Azimut Holding SpA	369,552	7,930,414
Danieli & C Officine Meccaniche SpA(g)	128,200	2,498,570
Enel SpA	2,315,500	10,331,798
Eni SpA	30,500	479,778

		30,335,721

Japan — 21.8%
Alfresa Holdings Corp.	135,700	2,317,407
Anritsu Corp.	449,600	2,734,853
Aoyama Trading Co. Ltd.	138,200	4,874,755
Aozora Bank Ltd.	1,513,000	5,247,556
Asahi Kasei Corp.	445,000	3,137,892
Bank of Yokohama Ltd. (The)	915,000	5,561,396
Calsonic Kansei Corp.	840,000	6,307,812
Central Glass Co. Ltd.	56,000	244,743
Daihatsu Motor Co. Ltd.	374,000	4,326,213
Daikin Industries Ltd.	170,500	9,562,658
Daiwa House Industry Co. Ltd.	942,300	23,360,436
Don Quijote Holdings Co. Ltd.	495,100	18,653,247
Enplas Corp.	99,900	3,454,886
Fuji Oil Co. Ltd.	274,600	3,566,142
Fujikura Ltd.	1,150,000	4,754,670
Fuyo General Lease Co. Ltd.(g)	119,900	4,606,152
Heiwa Corp.	352,000	6,036,981
Hogy Medical Co. Ltd.	35,900	1,645,009
Isuzu Motors Ltd.	1,052,700	10,571,239
Japan Airlines Co. Ltd.	205,800	7,282,218
Japan Tobacco, Inc.	321,700	9,979,197
JX Holdings, Inc.	425,200	1,535,363
KDDI Corp.	867,300	19,412,868
Keihin Corp.	279,200	3,953,895
Keiyo Bank Ltd. (The)(g)	811,000	4,313,919
KYORIN Holdings, Inc.	172,200	2,634,955
Kyowa Exeo Corp.	455,100	4,401,025
Makita Corp.	133,600	7,106,569
Marubeni Corp.	1,007,200	4,934,655
Medipal Holdings Corp.	223,400	3,544,687
Miraca Holdings, Inc.	3,100	131,466
Mitsubishi Corp.	313,900	5,145,311
Mitsubishi Gas Chemical Co., Inc.	218,900	1,010,462
Mitsubishi UFJ Financial Group, Inc.	1,645,700	9,943,714
Mitsui & Co. Ltd.	663,400	7,456,283
Mizuho Financial Group, Inc.	4,359,500	8,154,889
Morinaga Milk Industry Co. Ltd.	1,152,000	4,790,094
Nichi-iko Pharmaceutical Co. Ltd.	140,700	3,705,021
Nichirei Corp.	72,000	451,040

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nikkiso Co. Ltd.	25,800	$172,603
Nippon Telegraph & Telephone Corp.	487,500	17,171,523
Nishi-Nippon City Bank Ltd. (The)	1,487,000	4,085,980
Nissan Motor Co. Ltd.	1,242,100	11,420,611
NTT DoCoMo, Inc.	335,000	5,650,462
Otsuka Holdings Co. Ltd.	71,900	2,295,879
Paramount Bed Holdings Co. Ltd.	4,800	142,734
Resona Holdings, Inc.	2,211,000	11,265,593
Ricoh Co. Ltd.	632,600	6,384,782
Sankyu, Inc.	1,173,000	5,682,508
Sawai Pharmaceutical Co. Ltd.	14,600	849,469
Seino Holdings Co. Ltd.	376,000	3,922,859
Seven & i Holdings Co. Ltd.	340,200	15,524,401
Shimachu Co. Ltd.	219,300	4,804,617
Shinko Electric Industries Co. Ltd.	110,800	624,683
Shizuoka Gas Co. Ltd.(g)	383,800	2,496,205
SKY Perfect JSAT Holdings, Inc.	875,200	4,114,071
SoftBank Group Corp.	233,900	10,815,493
Sony Corp.	611,000	14,976,909
Sumitomo Corp.	536,500	5,188,177
Sumitomo Metal Mining Co. Ltd.	383,000	4,350,787
Sumitomo Mitsui Financial Group, Inc.	711,300	26,972,718
Suzuken Co. Ltd.	1,900	63,359
Toagosei Co. Ltd.(g)	665,500	4,835,690
Toho Holdings Co. Ltd.	183,700	3,831,580
Tokai Rika Co. Ltd.	15,800	326,222
Toppan Forms Co. Ltd.(g)	322,600	3,832,532
Towa Pharmaceutical Co. Ltd.	10,700	686,758
Toyoda Gosei Co. Ltd.	230,700	4,534,366
Tsumura & Co.	174,000	3,783,514
United Arrows Ltd.	219,900	9,076,474
Yokohama Rubber Co. Ltd. (The)	347,850	6,135,077

		426,870,314

Liechtenstein
VP Bank AG	1,934	159,744

Luxembourg — 0.3%
RTL Group SA	72,346	6,236,768

Netherlands — 4.0%
Aegon NV	740,800	4,247,875
ING Groep NV, CVA	401,600	5,676,690
Koninklijke Ahold NV	753,000	14,689,631
Koninklijke KPN NV	2,217,636	8,317,090
Royal Dutch Shell PLC (Class A Stock)	529,785	12,506,617
Royal Dutch Shell PLC (Class B Stock)	770,000	18,206,792
Wolters Kluwer NV	473,400	14,599,419

		78,244,114

New Zealand — 0.4%
Air New Zealand Ltd.(g)	3,321,700	5,226,836
SKY Network Television Ltd.	827,900	2,467,258

		7,694,094

Norway — 1.6%
DNB ASA	371,700	4,837,442
Fred Olsen Energy ASA*(a)	116,565	607,646
Marine Harvest ASA*	399,741	5,085,502
Statoil ASA	303,800	4,429,128
Telenor ASA	571,935	10,687,505

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Yara International ASA	146,000	$5,824,327

		31,471,550

Philippines — 0.3%
Alliance Global Group, Inc.	19,057,600	6,261,251

Portugal — 0.2%
EDP - Energias de Portugal SA	928,000	3,399,775

Singapore — 0.5%
DBS Group Holdings Ltd.	568,500	6,489,053
Hong Leong Asia Ltd.(g)	1,721,000	1,078,683
Wilmar International Ltd.	1,681,900	3,043,262

		10,610,998

South Africa — 0.3%
Mondi PLC	297,200	6,229,049

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	65,500	1,884,578
Banco Santander SA	569,400	3,027,751
Ebro Foods SA	173,809	3,413,819
Gas Natural SDG SA	200,698	3,916,065
Iberdrola SA	1,196,800	7,974,585
Red Electrica Corp. SA	100,217	8,321,642
Repsol SA	481,300	5,613,511
Tecnicas Reunidas SA	51,200	2,267,394

		36,419,345

Sweden — 3.2%
Assa Abloy AB	831,846	14,919,805
Boliden AB	219,800	3,441,661
Nordea Bank AB	619,500	6,911,463
Securitas AB (Class B Stock)	385,800	4,718,363
Swedbank AB (Class A Stock)	932,861	20,635,209
Telefonaktiebolaget LM Ericsson (Class B Stock)	529,800	5,197,140
TeliaSonera AB	1,430,000	7,718,830

		63,542,471

Switzerland — 7.9%
Baloise Holding AG	83,700	9,592,359
Bucher Industries AG	16,700	3,590,568
Cembra Money Bank AG*	41,600	2,460,127
Credit Suisse Group AG*	1,093,112	26,274,959
Georg Fischer AG	12,600	7,141,365
Glencore PLC*	2,888,829	4,009,868
Helvetia Holding AG	12,000	5,886,893
Novartis AG	412,285	37,893,892
OC Oerlikon Corp. AG*	41,631	408,961
Oriflame Holding AG*(a)(g)	102,800	1,274,875
Pargesa Holding SA	63,519	3,727,703
Swiss Life Holding AG*	37,800	8,431,865
Swiss Re AG	195,100	16,739,023
UBS Group AG	14,669	271,202
Wolseley PLC	223,952	13,099,802
Zurich Insurance Group AG*	57,900	14,214,814

		155,018,276

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	625,137	12,971,593

	Shares	Value
COMMON STOCKS (Continued)
Thailand — 0.2%
Krung Thai Bank PCL	9,817,300	$4,625,316

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S	2,020,677	7,051,009

United Kingdom — 18.4%
3i Group PLC	751,500	5,308,496
Alent PLC	241,417	1,774,430
Amec Foster Wheeler PLC	233,800	2,539,700
Anglo American PLC	311,000	2,597,810
AstraZeneca PLC	99,400	6,303,787
Aviva PLC	740,400	5,064,001
BAE Systems PLC	2,123,100	14,391,593
Barclays PLC	1,614,300	5,974,168
Beazley PLC	954,500	5,160,307
Bellway PLC	233,370	8,793,155
Berkeley Group Holdings PLC	120,700	6,109,872
BG Group PLC	608,270	8,774,804
Bovis Homes Group PLC	248,000	3,784,472
BP PLC	2,380,200	12,075,602
British American Tobacco PLC	395,660	21,830,760
BT Group PLC	1,151,600	7,329,385
Carillion PLC(a)	942,300	4,313,058
Centrica PLC	2,803,800	9,740,445
Dairy Crest Group PLC	377,300	3,475,815
Darty PLC(g)	1,314,300	1,918,614
Debenhams PLC	3,256,300	3,897,373
Direct Line Insurance Group PLC	1,250,743	7,096,889
DS Smith PLC	554,700	3,313,682
GlaxoSmithKline PLC	426,800	8,191,930
Go-Ahead Group PLC(g)	148,200	5,506,077
Home Retail Group PLC	49,500	101,978
HSBC Holdings PLC	1,580,800	11,925,069
Imperial Tobacco Group PLC	41,793	2,160,641
Informa PLC	1,365,719	11,628,207
Intermediate Capital Group PLC	707,314	5,532,472
International Consolidated Airlines Group SA*	954,009	8,522,006
J Sainsbury PLC	2,827,800	11,183,501
Lloyds Banking Group PLC	18,673,426	21,258,893
Man Strategic Holdings PLC	2,029,100	4,710,035
Marston’s PLC	1,392,600	3,158,850
Old Mutual PLC	1,644,600	4,713,182
Pace PLC	924,900	5,043,892
Petrofac Ltd.	255,000	2,969,842
Premier Foods PLC*	200,276	96,949
Provident Financial PLC	226,646	10,781,532
Prudential PLC	1,036,088	21,857,789
RELX PLC	832,606	14,280,346
Rexam PLC	2,310,329	18,343,233
Rio Tinto Ltd.	87,700	3,017,279
Tate & Lyle PLC	550,920	4,909,070
Tullett Prebon PLC	486,800	2,758,397
Unilever PLC	256,355	10,441,254
Vesuvius PLC(g)	517,100	2,765,143
William Hill PLC	848,017	4,510,279
WM Morrison Supermarkets PLC	3,202,000	8,057,662

		359,993,726

United States — 0.5%
AON PLC	118,340	10,486,107

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Boart Longyear Ltd.*(g)	2,407,100	$103,062

		10,589,169

TOTAL COMMON STOCKS (cost $2,058,941,523)		1,900,543,369

TOTAL LONG-TERM INVESTMENTS (cost $2,058,941,523)		$1,900,543,369

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $45,565,943; includes $18,241,745 of cash collateral for securities on loan)(b)(w)	45,565,943	45,565,943

TOTAL INVESTMENTS — 99.4% (cost $2,104,507,466)	$1,946,109,312
Other assets in excess of liabilities — 0.6%	11,966,393

NET ASSETS — 100.0%	$1,958,075,705

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,093,710; cash collateral of $18,241,745 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$70,270,258	$—
Austria	—	15,555,522	—
Belgium	—	46,376,311	—
Brazil	3,579,723	—	—
Canada	22,298,583	—	—
China	—	2,137,297	—
Denmark	—	18,361,407	—
Finland	—	26,764,515	—
France	—	184,770,099	—
Germany	—	134,524,461	—
Hong Kong	—	36,242,621	—
Ireland	7,403,343	33,953,606	—
Israel	17,036,274	23,545,066	—
Italy	—	30,335,721	—
Japan	—	426,870,314	—
Liechtenstein	159,744	—	—
Luxembourg	—	6,236,768	—
Netherlands	5,676,690	72,567,424	—
New Zealand	—	7,694,094	—
Norway	—	31,471,550	—
Philippines	—	6,261,251	—
Portugal	—	3,399,775	—
Singapore	—	10,610,998	—
South Africa	—	6,229,049	—
Spain	—	36,419,345	—
Sweden	—	63,542,471	—
Switzerland	1,274,875	153,743,401	—
Taiwan	12,971,593	—	—
Thailand	4,625,316	—	—
Turkey	—	7,051,009	—
United Kingdom	12,565,532	347,428,194	—
United States	10,589,169	—	—
Affiliated Money Market Mutual Fund	45,565,943	—	—

Total	$143,746,785	$1,802,362,527	$—

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Banks	12.2%
Insurance	9.4
Pharmaceuticals	8.3
Oil, Gas & Consumable Fuels	5.3
Food & Staples Retailing	3.3
Diversified Telecommunication Services	3.2
Automobiles	3.1
Capital Markets	3.1
Media	2.7
Wireless Telecommunication Services	2.5
Auto Components	2.5
Affiliated Money Market Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	2.3
Electric Utilities	2.1
Household Durables	2.0
Airlines	2.0
Aerospace & Defense	2.0
Trading Companies & Distributors	1.9
Beverages	1.7
Tobacco	1.7
Real Estate Management & Development	1.7
Chemicals	1.6
Food Products	1.5
Containers & Packaging	1.5
Metals & Mining	1.4
Construction & Engineering	1.3
Machinery	1.3
Building Products	1.3

Multiline Retail	1.2%
IT Services	1.1
Specialty Retail	1.1
Industrial Conglomerates	0.9
Multi-Utilities	0.8
Road & Rail	0.8
Diversified Financial Services	0.8
Construction Materials	0.7
Semiconductors & Semiconductor Equipment	0.7
Consumer Finance	0.7
Commercial Services & Supplies	0.7
Paper & Forest Products	0.6
Health Care Providers & Services	0.6
Personal Products	0.6
Electronic Equipment, Instruments & Components	0.6
Communications Equipment	0.5
Technology Hardware, Storage & Peripherals	0.5
Electrical Equipment	0.5
Transportation Infrastructure	0.4
Textiles, Apparel & Luxury Goods	0.4
Energy Equipment & Services	0.4
Hotels, Restaurants & Leisure	0.4
Health Care Equipment & Supplies	0.4
Gas Utilities	0.3
Leisure Products	0.3
Marine	0.3
Health Care Technology	0.1
Distributors	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.2%

ASSET-BACKED SECURITIES — 1.9%

Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.555%	(c)	04/25/19	387	$383,757

Collateralized Loan Obligations — 0.4%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829%	(c)	10/15/26	1,000	993,838
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.754%	(c)	05/05/27	1,000	992,676
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.809%	(c)	11/22/23	1,100	1,100,442
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(c)	07/20/27	600	598,708
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.811%	(c)	05/07/26	9,250	9,243,791
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.971%	(c)	08/17/22	250	250,578
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.987%	(c)	10/20/23	1,000	997,622
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.087%	(c)	01/18/26	5,000	4,922,730

					19,100,385

Non-Residential Mortgage-Backed Securities — 0.8%
Alternative Loan Trust, Series 2005-26CB, Class A7	0.494%	(c)	07/25/35	18,066	14,175,604
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	5,043,180
Chase Issuance Trust, Series 2007-C1, Class C1	0.667%	(c)	04/15/19	9,500	9,456,452
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	4,175	4,234,502
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	5,100	5,098,573

					38,008,311

Residential Mortgage-Backed Securities — 0.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.834%	(c)	05/25/34	1,649	1,549,383
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.154%	(c)	09/25/34	1,887	1,880,826
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1.	1.394%	(c)	10/25/33	3,018	2,963,893
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.914%	(c)	09/25/34	1,252	1,236,526
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.355%	(c)	10/26/37	4,781	4,359,468
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.974%	(c)	11/25/34	2,082	2,010,193
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.094%	(c)	12/25/34	2,424	2,232,924
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.193%	(c)	12/01/21	2,656	2,643,131
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.193%	(c)	05/01/20	4,679	4,638,913

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.894%	(c)	09/25/34	759	$706,693
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.914%	(c)	12/25/34	2,360	2,156,419
MASTR Asset-Backed Securities Trust, Series 2006-HE5, Class A2	0.294%	(c)	11/25/36	4,567	2,812,537
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.274%	(c)	03/25/33	141	136,446
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.094%	(c)	05/25/34	5,016	4,765,546
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.094%	(c)	05/25/34	1,462	1,335,344
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	0.774%	(c)	06/25/33	1,046	982,298

					36,410,540

TOTAL ASSET-BACKED SECURITIES (cost $89,008,711)					93,902,993

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.3%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.983%	(c)	05/10/45	7,912	8,098,763
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	910	924,558
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A1A	5.617%		07/10/46	13,380	13,729,668
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	4,403	4,543,812
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM	5.568%	(c)	10/12/41	14,610	15,172,850
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,026,187
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,494,905
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,678,196
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,049,413
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	13,454	13,831,754
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	16,700	17,603,604
COMM Mortgage Trust, Series 2006-C7, Class AM	5.979%	(c)	06/10/46	10,000	10,200,670
COMM Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	19,250	19,958,631
COMM Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	20,000	20,599,748
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	5,000	5,223,170
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	818	830,786
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	62	62,197
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	1,381	1,375,107

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
Commercial Mortgage Trust, Series 2014-CCRE19, Class A4	3.532%		08/10/47	4,920	$5,134,709
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,982,372
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,700,278
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.650%	(c)	02/15/39	3,019	3,039,091
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.855%	(c)	03/15/39	869	879,838
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,616	2,703,818
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	46,097
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	10,400	10,567,170
DBUBS Mortgage Trust, Series 2011-LC3, Class A2	3.642%		08/10/44	3,228	3,264,301
FHLMC Multifamily Structured Pass Through Certificates, Series 2015-M8, Class AB2	2.829%		01/25/25	8,000	8,179,296
FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class A2	3.527%		10/25/23	13,185	14,142,126
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	3,995,760
FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2	2.811%		01/25/25	15,410	15,555,686
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.543%	(c)	11/10/45	3,313	3,309,546
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	6,278	6,577,242
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	1,072	1,074,032
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.622%	(c)	04/10/38	1,100	1,108,656
GS Mortgage Securities Trust, Series 2013-GC16, Class A2	3.033%		11/10/46	12,957	13,418,710
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,140,005
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	21,925	22,704,368
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%		01/15/47	3,907	3,908,596
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,861,717
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,148,296
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	4,000	4,026,792
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,558,758
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	10,845	11,430,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.427%	(c)	01/12/43	233	232,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.450%	(c)	12/15/44	1,185	1,184,795
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AM	5.525%	(c)	04/15/43	1,700	1,723,101

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.100%	(c)	04/15/45	7,500	$7,673,910
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	5.440%		05/15/45	11,000	11,300,762
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.883%	(c)	02/12/49	2,447	2,584,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	16,145	17,122,790
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM	6.049%	(c)	06/15/38	6,765	6,954,948
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	6,148	6,458,644
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	17,500	18,567,238
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865%	(c)	05/12/39	5,300	5,401,262
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	7,420	7,695,772
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,551	4,720,353
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	1,983,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	15,000	15,583,530
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,178,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	6,000	6,160,824
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4	3.719%		07/15/50	12,950	13,531,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	12,500	13,060,562
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A3	3.510%		05/15/48	5,000	5,158,390
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	926,682
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	4,867	4,836,201
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	17,135	17,234,794
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,426	26,080,590
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	995	1,019,374
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	8,370	8,678,644
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	2,397	2,411,997
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.150%	(c)	02/15/51	8,979	9,576,083
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844%		10/15/45	10,000	10,067,930
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	25,447	26,228,197
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	9,984,161
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	7,140,224

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	$7,176,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $613,700,603)				611,501,703

CORPORATE BONDS — 35.9%

Agriculture — 1.1%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	10,600	10,977,572
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,627,270
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,252,886
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	2.500%	08/22/22	2,525	2,465,539
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	4.125%	05/17/21	4,500	4,841,028
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22	2,000	2,089,836
Reynolds American, Inc., Gtd. Notes(a)	4.450%	06/12/25	21,550	22,548,950
Reynolds American, Inc., Gtd. Notes, 144A	8.125%	06/23/19	865	1,024,315

				54,827,396

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Certificates, Series 2007-1, Class A	5.983%	04/19/22	1,496	1,652,796
Continental Airlines, Inc., Pass-Through Certificates, Series 2010-1, Class A	4.750%	01/12/21	200	209,683
Delta Air Lines, Inc., Pass-Through Certificates, Series 2010-1, Class A	6.200%	07/02/18	459	495,194

				2,357,673

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	2.625%	09/15/16	3,000	3,033,825
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	3.500%	08/03/25	7,500	7,147,328
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.134%	08/04/25	13,280	13,219,815
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%	08/06/23	2,500	2,596,340
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	7,150	8,568,889
General Motors Co., Sr. Unsec’d. Notes	3.500%	10/02/18	2,205	2,222,794
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25	1,000	948,207
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	1,020	981,124
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25	5,000	4,734,995
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%	07/13/25	11,800	11,415,473

				54,868,790

Auto Parts & Equipment — 0.1%
Lear Corp., Gtd. Notes	5.250%	01/15/25	3,767	3,691,660

Banks — 10.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	2.250%	04/21/20	22,000	21,675,082
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	1,500	1,488,531
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	3.875%	08/01/25	12,150	12,318,776
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	6,920	7,234,113
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%	07/01/20	5,500	6,203,312
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	1,000	1,091,107

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	29,000	$28,212,215
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,244,093
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		02/20/19	3,000	3,051,324
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	12,500	12,636,488
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.750%		11/08/19	865	870,617
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.625%		06/29/20	4,895	4,963,305
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	15,000	14,320,305
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,194,959
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	871,039
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.300%		04/27/25	31,500	30,682,008
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	3,000	3,051,327
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23	1,250	1,216,869
Citigroup, Inc., Sub. Notes(a)	3.875%		03/26/25	6,135	5,962,060
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	1,400	1,408,029
Citigroup, Inc., Sub. Notes(a)	4.450%		09/29/27	10,545	10,488,131
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A(a)	3.750%		03/26/25	14,000	13,596,156
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	3,200	3,294,845
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,930,358
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	757,184
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes(a)	2.750%		09/15/20	4,090	4,110,834
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	25,000	25,051,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.600%		04/23/20	10,000	10,027,210
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	20,300	19,978,407
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.750%		01/24/22	10,000	11,476,890
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	2,750	2,803,325
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	5,005,756
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900%	(c)	04/29/49	1,000	1,038,749
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.750%		06/23/20	22,500	22,692,555
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	3,300	3,184,856
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.625%		05/13/24	6,250	6,336,800
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.900%		07/15/25	29,470	30,015,843
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.250%		10/15/20	5,000	5,359,505
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	6,650	6,586,453
JPMorgan Chase & Co., Sub. Notes(a)	4.250%		10/01/27	9,815	9,774,837
Lloyds Bank PLC (United Kingdom), Gtd. Notes(a)	3.500%		05/14/25	15,000	14,836,425
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,000	1,192,213
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(a)	5.800%		01/13/20	1,000	1,142,515
Morgan Stanley, Sr. Unsec’d. Notes(a)	2.800%		06/16/20	10,000	10,056,590
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	3,200	3,277,549
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	4,000	4,085,644
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	4.000%		07/23/25	28,750	29,382,299
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	4,375	4,944,271
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	14,250	14,323,330
Morgan Stanley, Sub. Notes, MTN(a)	4.875%		11/01/22	1,210	1,289,167
PNC Bank NA, Sr. Unsec’d. Notes(a)	3.300%		10/30/24	2,000	1,996,270

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
PNC Bank NA, Sub. Notes(h)	3.800%	07/25/23	1,295	$1,337,340
PNC Bank NA, Sub. Notes	4.200%	11/01/25	3,250	3,414,184
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	3,835	3,821,865
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	3,000	3,491,232
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%	04/19/16	165	168,132
State Street Corp., Sr. Unsec’d. Notes(a)	3.550%	08/18/25	7,400	7,549,754
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	18,000	17,319,942
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.550%	09/29/25	16,000	16,006,016
Wells Fargo & Co., Sub. Notes, MTN	4.100%	06/03/26	6,000	6,052,998
Wells Fargo & Co., Sub. Notes, MTN	4.300%	07/22/27	10,340	10,537,918

				519,431,782

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(h)	2.625%	01/17/23	5,000	4,752,235
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%	01/15/20	4,720	5,271,914

				10,024,149

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	10,800	10,341,000
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,519,058
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,817,588
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	15,625	15,748,125
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	8,665	8,795,781
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	7,500	7,501,395
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.650%	03/01/26	12,900	12,960,050
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.700%	04/01/24	5,500	5,627,963

				74,310,960

Building Materials — 0.1%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	1,163,035
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	2,700	2,720,606
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	642,652

				4,526,293

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	770,339
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	5,917,032
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,702,088
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	1,933,294
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	22,900	21,867,874
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	1,936,099
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	2,750	2,754,425
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,140,250
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	29,521	29,658,214
Monsanto Co., Sr. Unsec’d. Notes	2.850%	04/15/25	855	782,685
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,341,226
Sherwin-Williams Co/The, Sr. Unsec’d. Notes	3.450%	08/01/25	4,080	4,136,663

				79,940,189

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	$265,919
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	3,000	3,142,500

				3,408,419

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	25,600	25,757,210
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,154,265
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	14,735	14,726,748
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	2,765	2,761,461
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,131,820

				51,531,504

Diversified Financial Services — 1.2%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	4,800	4,668,782
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	10,000	9,684,480
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,699,725
General Electric Capital Corp., Gtd. Notes, MTN	3.100%	01/09/23	12,535	12,816,636
General Electric Capital Corp., Gtd. Notes, MTN	3.450%	05/15/24	12,000	12,549,312
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	279,125
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,284,498
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.000%	01/25/17	3,820	3,839,100
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	10,000	10,078,290

				59,899,948

Electric — 1.8%
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%	01/15/23	4,000	4,270,000
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	5,216,780
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,255,246
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	5,000	4,975,000
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	923,497
Exelon Corp., Sr. Unsec’d. Notes(a)	3.950%	06/15/25	1,405	1,418,097
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	766,157
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,312,772
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,181,798
Louisville Gas & Electric Co., First Mortgage Bonds(a)	3.300%	10/01/25	3,065	3,115,419
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,573,251
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	2,000	2,027,500
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	6,000	6,162,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	18,380	18,617,727
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	2,270	2,305,208
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,142,520
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,581,806
Virginia Electric & Power Co., Sr. Unsec’d. Notes(h)	2.950%	01/15/22	2,505	2,527,242
Virginia Electric & Power Co., Sr. Unsec’d. Notes(h)	3.100%	05/15/25	7,500	7,496,325

				89,868,345

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	2,318,625

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods — 0.4%
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%	03/15/22	655	$652,029
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25	475	472,046
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	3.950%	07/15/25	16,295	16,672,767
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,190	1,212,146

				19,008,988

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	3.800%	01/15/26	2,500	2,463,098
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,385,900

				6,848,998

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,277,041
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,364,366

				6,641,407

Healthcare-Products — 0.9%
Danaher Corp., Sr. Unsec’d. Notes	3.350%	09/15/25	4,215	4,299,603
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	31,340	31,977,581
St Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	1,865	1,891,610
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes(a)	3.550%	04/01/25	7,500	7,344,165

				45,512,959

Healthcare-Services — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,418,481
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	5,000	4,949,505
Cigna Corp., Sr. Unsec’d. Notes(a)	3.250%	04/15/25	5,000	4,841,155
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,000	4,950,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	386,187
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	1,735	1,726,927
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	115,629
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	6.000%	10/01/20	6,000	6,330,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	3,300	3,349,883
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	2,805	2,895,038
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,300	9,612,824
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,183,435

				49,759,064

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes(a)	3.750%	07/10/25	17,315	17,583,937
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.125%	02/15/24	5,000	5,252,895
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,037,124
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,308,738
Lincoln National Corp., Sr. Unsec’d. Notes(h)	4.850%	06/24/21	6,630	7,289,022
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	353,069
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,741,219
MetLife, Inc., Sr. Unsec’d. Notes	3.000%	03/01/25	8,000	7,751,176
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	4,340	4,341,076

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	3,635	$4,036,573
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,693,536
Principal Financial Group, Inc., Gtd. Notes(a)	3.125%	05/15/23	3,500	3,453,275
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,654,380
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,154,578
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	732,523
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	574,181

				66,957,302

Lodging — 0.1%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,000	2,135,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,322,575

				3,457,575

Machinery-Diversified — 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	2.375%	07/14/20	7,700	7,775,868
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	9,052,564

				16,828,432

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	750	768,583
CBS Corp., Gtd. Notes(a)	4.000%	01/15/26	2,030	1,997,073
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	4,000	3,710,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	4,940	4,964,700
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	4.464%	07/23/22	6,840	6,843,612
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	15,000	14,928,045
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	13,000	13,099,983
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%	07/15/18	3,000	3,150,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes(a)	3.950%	01/15/25	7,500	7,356,165
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%	03/15/22	7,185	7,231,817
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	2,525	2,965,264
Time Warner, Inc., Gtd. Notes(a)	3.600%	07/15/25	12,300	12,044,160
Time Warner, Inc., Gtd. Notes(a)	4.000%	01/15/22	1,720	1,792,133
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	288,150
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,863,684
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	1,230	1,276,215

				84,279,584

Metal Fabricate / Hardware — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%	06/15/25	5,100	5,106,523

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%	09/30/23	2,490	2,497,049
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	400	379,999
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%	09/20/21	3,445	3,530,309
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%	06/15/25	2,040	1,989,818

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	$893,199

				9,290,374

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,675,000; purchased 08/26/15)(f)(g)	5.000%	03/15/22	2,675	2,634,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	2,000	1,860,000
Tyco International Finance SA, Gtd. Notes(a)	3.900%	02/14/26	880	891,067

				5,385,942

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,049,147

Oil & Gas — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	12,000	11,859,588
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	816,010
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%	03/15/25	1,930	1,921,298
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,341,278
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.625%	09/15/24	10,000	9,664,100
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	4,189,114
Nabors Industries, Inc., Gtd. Notes(a)	5.000%	09/15/20	2,925	2,840,637
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,633,005
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	5,805	5,841,490
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	714,457
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	1,977,702
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%	03/15/25	10,300	9,892,336

				54,691,015

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,410,989
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	511,648

				1,922,637

Packaging & Containers
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	775	840,950

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	1,030	1,029,110
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	17,820	17,575,278
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	13,820	13,661,581
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	6,000	5,796,234
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	3.600%	06/23/22	4,130	4,169,735
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	1,310	1,330,554
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	4,150	4,215,367
Merck & Co., Inc., Sr. Unsec’d. Notes	2.350%	02/10/22	6,025	5,938,686
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%	02/10/25	11,725	11,412,412
VPII Escrow Corp., Gtd. Notes, 144A	6.750%	08/15/18	3,600	3,663,000

				68,791,957

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines — 1.3%
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	$4,300,787
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750%	01/15/26	15,000	13,801,290
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	5,000	4,724,740
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	7,160	6,823,602
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	3,295	3,235,038
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,959,546
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,341,531
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,470,480
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.000%	02/01/21	2,185	2,327,639
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	1,020	1,216,665
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,668,235
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,486,089
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	5,650	5,216,312
Williams Partners LP, Sr. Unsec’d. Notes	3.900%	01/15/25	3,110	2,677,965
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	4,964	4,299,420

				65,549,339

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	120	139,508

Real Estate Investment Trusts (REITs) — 0.2%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,007,246
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	529,332
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,486,599
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,451,511

				11,474,688

Retail — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	4,000	4,019,236
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	24,670	25,430,033
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.125%	05/15/21	7,000	7,492,954
Home Depot Inc. (The), Sr. Unsec’d. Notes	3.350%	09/15/25	2,935	2,988,901
Home Depot, Inc. (The), Sr. Unsec’d. Notes(h)	3.750%	02/15/24	7,000	7,428,211
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	14,910	15,064,274
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	3.300%	04/22/24	7,000	7,238,812
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)(h)	4.250%	04/15/21	2,000	2,215,200

				71,877,621

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,490,880

Semiconductors — 0.2%
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	3.900%	10/01/25	6,690	6,667,401
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	3,945	4,047,412

				10,714,813

Software — 0.6%
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	5,000	5,225,000
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,585	1,585,000
Oracle Corp., Sr. Unsec’d. Notes(a)	2.950%	05/15/25	17,600	17,158,610
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	5,895,300

				29,863,910

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 2.0%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	3,605	$3,640,762
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.400%	05/15/25	28,930	27,613,569
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,077,148
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,456,451
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,947,400; purchased 02/03/09)(f)(g)	7.082%	06/01/16	2,140	2,197,930
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	5,000	5,225,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,079,999
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	26,600	26,153,386
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.150%	09/15/23	23,650	26,125,918
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,586,781

				97,156,944

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	5,060,952
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.650%	09/01/25	14,600	14,764,688
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,118,425
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,819,856

				28,763,921

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,857,521; purchased 07/16/15)(f)(g)	3.200%	07/15/20	1,865	1,886,060
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	684,225

				2,570,285

TOTAL CORPORATE BONDS (cost $1,759,564,763)				1,778,980,496

MUNICIPAL BONDS — 0.7%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,613,775

California — 0.1%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	3,895,435
State of California, BABs, GO	7.625%	03/01/40	800	1,149,488

				5,044,923

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,736,055

Massachusetts
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,650,796

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	$2,417,080

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,480,713
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,256,400

				3,737,113

Oregon
Oregon State Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	630,875

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,643,600

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,853,933

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,862,894

TOTAL MUNICIPAL BONDS (cost $33,106,470)				34,191,044

NON-CORPORATE FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,670	1,696,979
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	2,500	2,759,375
Intesa Sanpaolo SpA (Italy), Gtd. Notes, GMTN	3.125%	01/15/16	1,550	1,558,381
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,102,900
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	3.500%	07/23/20	1,610	1,562,424
Royal Bank of Canada (Canada), Covered Notes	2.200%	09/23/19	8,515	8,653,318
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,073,796
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	2.400%	10/01/20	8,500	8,513,294
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	9,755	9,708,117

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $38,605,422)				38,628,584

SOVEREIGN BONDS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41	6,000	4,860,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	4,400	4,542,877
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	04/25/22	2,500	2,381,015
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	5,475,000

TOTAL SOVEREIGN BONDS (cost $19,031,285)				17,258,892

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Banks	1.830%		07/29/20	3,000	$3,045,453
Federal National Mortgage Assoc.(a)	1.500%		06/22/20	2,035	2,034,998
Federal National Mortgage Assoc.	2.625%		09/06/24	65	66,564
Federal National Mortgage Assoc.	3.500%		TBA	3,500	3,643,254
Government National Mortgage Assoc.	4.000%		06/15/41-09/15/41	345	370,860
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	11,495	11,876,209
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	2,585	2,667,317
Residual Funding Corp. Strips Principal, Bonds	1.825%	(s)	10/15/19	1,775	1,662,520
Residual Funding Corp., Principal Strip, Sr. Unsec’d. Notes	1.969%	(s)	07/15/20	8,344	7,676,455
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		09/15/24	2,020	2,062,608
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	2,355	2,366,711
Ukraine Government, USAID Bond, Gov’t. Gtd. Notes	1.847%		05/29/20	23,905	24,232,929

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $60,627,111)					61,705,878

U.S. TREASURY OBLIGATIONS — 39.0%
U.S. Treasury Bonds	2.750%		08/15/42	5,495	5,357,768
U.S. Treasury Bonds	2.750%		11/15/42	37,450	36,461,095
U.S. Treasury Bonds	2.875%		05/15/43	46,220	46,071,957
U.S. Treasury Bonds	2.875%		08/15/45	3,100	3,098,466
U.S. Treasury Bonds(a)	3.000%		05/15/45	35,030	35,848,266
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	65,284	64,862,794
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	8,861	8,631,603
U.S. Treasury Notes	1.375%		09/30/20	723,165	722,995,779
U.S. Treasury Notes	1.500%		10/31/19	13,210	13,355,693
U.S. Treasury Notes	1.625%		07/31/20	91,000	92,111,474
U.S. Treasury Notes	1.750%		09/30/22	288,610	288,459,634
U.S. Treasury Notes	1.750%		05/15/23	12,000	11,897,808
U.S. Treasury Notes(h)	2.000%		10/31/21	91,800	93,705,309
U.S. Treasury Notes	2.000%		08/15/25	75,545	75,145,669
U.S. Treasury Notes	2.125%		08/15/21	44,300	45,597,857
U.S. Treasury Notes	2.125%		09/30/21	74,270	76,416,849
U.S. Treasury Notes(h)	2.250%		03/31/21	144,840	150,373,323
U.S. Treasury Notes	3.125%		05/15/19	19,955	21,371,605
U.S. Treasury Notes(k)	3.125%		05/15/21	97,700	105,940,897
U.S. Treasury Strips Coupon(h)(k)	2.860%	(s)	05/15/24	40,000	33,341,160

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,916,396,602)					1,931,045,006

TOTAL LONG-TERM INVESTMENTS (cost $4,530,040,967)					4,567,214,596

				Shares
SHORT-TERM INVESTMENTS — 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $834,206,325; includes $309,708,899 of cash collateral for securities on loan)(b)(w)				834,206,325	834,206,325

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTIONS PURCHASED*(j) — 0.1%

Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.50		97,400	$1,430,562
expiring 10/23/15, Strike Price $130.50		97,400	136,969
Interest Rate Swap Options,
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	50,055	774,420
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	50,055	12,730

			2,354,681

Put Options
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.13		549,750	13,744
expiring 12/14/15, Strike Price $99.38		549,750	13,744

			27,488

TOTAL OPTIONS PURCHASED (cost $1,706,664)			2,382,169

TOTAL SHORT-TERM INVESTMENTS (cost $835,912,989)			836,588,494

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.1% (cost $5,365,953,956)			5,403,803,090

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		194,800	(1,034,875)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	100,110	(313,465)

			(1,348,340)

Put Options
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		1,099,500	(27,488)

TOTAL OPTIONS WRITTEN (premiums received $1,030,844)			(1,375,828)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.1% (cost $5,364,923,112)			5,402,427,262
Liabilities in excess of other assets(x) — (9.1)%			(449,929,556)

NET ASSETS — 100.0%			$4,952,497,706

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,351,387; cash collateral of $309,708,899 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(f)	Indicates a restricted security; the aggregate original cost of such securities is $7,413,071. The aggregate value of $7,669,009 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
13,063	10 Year U.S. Treasury Notes	Dec. 2015	$1,665,795,932	$1,681,657,141	$15,861,209
153	U.S. Long Bonds	Dec. 2015	23,717,788	24,073,594	355,806

					16,217,015

Short Positions:
656	2 Year U.S.Treasury Notes	Dec. 2015	143,665,756	143,684,500	(18,744)
4,673	5 Year U.S.Treasury Notes	Dec. 2015	559,936,932	563,169,516	(3,232,584)
1,255	U.S. Ultra Bonds	Dec. 2015	199,182,486	201,309,843	(2,127,357)

					(5,378,685)

					$10,838,330

(1) U.S. Treasury obligations with a combined market value of $17,130,769 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
26,502	05/15/21	4.419%	3 Month LIBOR	(2)	$(14,951,916)	$—	$(14,951,916)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 Month LIBOR	(2)	(15,042,701)	—	(15,042,701)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 Month LIBOR	(1)	17,649,546	—	17,649,546	JPMorgan Chase
500,000	10/17/21	2.331%	3 Month LIBOR	(2)	(27,339,156)	—	(27,339,156)	Citigroup Global Markets

					$(39,684,227)	$—	$(39,684,227)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized (Depreciation)(3)
Exchange-traded swap agreements:
80,831	12/31/21	1.950%	3 Month LIBOR(2)	$235,579	$(1,714,933)	$(1,950,512)
27,475	12/31/21	1.831%	3 Month LIBOR(2)	99,679	(385,731)	(485,410)
7,505	01/13/22	2.480%	3 Month LIBOR(2)	195	(393,653)	(393,848)
99,755	05/31/22	2.200%	3 Month LIBOR(2)	(128,533)	(3,477,325)	(3,348,792)
13,410	05/31/22	2.217%	3 Month LIBOR(2)	222	(481,931)	(482,153)

				$207,142	$(6,453,573)	$(6,660,715)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues – Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	0.707%	$(9,519)	$377,449	$(386,968)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%	50,000	$(2,793,257)	$(2,551,665)	$(241,592)	JPMorgan Chase
CMBX.NA.8.AAA	10/17/57	0.500%	20,000	(1,149,331)	(938,731)	(210,600)	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	10,000	(558,651)	(526,117)	(32,534)	JPMorgan Chase

				$(4,501,239)	$(4,016,513)	$(484,726)

			Notional		Value at
Reference Entity/Obligation	Termination	Fixed	Amount	Value at	September 30,	Unrealized
	Date	Rate	(000)#(4)	Trade Date	2015(5)	Depreciation(6)
Exchange-traded credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.24.V2	06/20/20	5.000%	$247,500	$8,839,875	$6,913,982	$(1,925,893)
CDX.NA.IG.25.V1	12/20/20	1.000%	800,000	4,946,431	2,666,395	(2,280,036)

				$13,786,306	$9,580,377	$(4,205,929)

U.S. Treasury obligations with a combined market value of $34,970,630 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$383,757	$—
Collateralized Loan Obligations	—	19,100,385	—
Non-Residential Mortgage-Backed Securities	—	38,008,311	—
Residential Mortgage-Backed Securities	—	36,410,540	—
Commercial Mortgage-Backed Securities	—	590,901,955	20,599,748
Corporate Bonds	—	1,778,980,496	—
Municipal Bonds	—	34,191,044	—
Non-Corporate Foreign Agencies	—	38,628,584	—
Sovereign Bonds	—	17,258,892	—
U.S. Government Agency Obligations	—	61,705,878	—
U.S. Treasury Obligations	—	1,931,045,006	—
Affiliated Money Market Mutual Fund	834,206,325	—	—
Options Purchased	1,595,019	787,150	—
Options Written	(1,062,363)	(313,465)	—
Other Financial Instruments*
Futures Contracts	10,838,330	—	—
OTC interest rate swaps	—	(39,684,227)	—
Exchange-traded interest rate swaps	—	(6,660,715)	—
OTC credit default swaps	—	(4,510,758)	—
Exchange-traded credit default swaps	—	(4,205,929)	—

Total	$845,577,311	$4,492,026,904	$20,599,748

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST IVY ASSET STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.4%
COMMON STOCKS — 66.4%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	440	$91,216

Auto Components — 3.0%
Continental AG (Germany)	1,330	284,071
Delphi Automotive PLC (United Kingdom)	3,240	246,370

		530,441

Banks — 8.2%
Citigroup, Inc.	9,520	472,287
Intesa Sanpaolo SpA (Italy)	75,760	267,639
JPMorgan Chase & Co.	6,160	375,575
Mitsubishi UFJ Financial Group, Inc. (Japan)	9,600	58,006
Wells Fargo & Co.	5,860	300,911

		1,474,418

Beverages — 5.8%
Coca-Cola Co. (The)	8,920	357,870
PepsiCo, Inc.	1,910	180,113
SABMiller PLC (United Kingdom)	8,790	497,757

		1,035,740

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.*	920	143,879
Amgen, Inc.	2,280	315,370
Biogen, Inc.*	980	285,974

		745,223

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	610	88,188

Food Products — 3.3%
Kraft Heinz Co. (The)	5,850	412,893
Mead Johnson Nutrition Co.	2,500	176,000

		588,893

Health Care Equipment & Supplies — 0.6%
Medtronic PLC (Ireland)	1,670	111,790

Health Care Providers & Services — 0.5%
Anthem, Inc.	600	84,000

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	160	115,240
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	102,000	261,251
McDonald’s Corp.	2,750	270,957

		647,448

Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	95,000	494,071

Internet Software & Services — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	2,980	175,731
Google, Inc. (Class A Stock)*	220	140,441

		316,172

IT Services — 5.4%
Alliance Data Systems Corp.*	970	251,211

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)*	7,000	$438,270
Visa, Inc. (Class A Stock)	4,030	280,730

		970,211

Machinery — 2.2%
FANUC Corp. (Japan)	1,100	169,223
Ingersoll-Rand PLC (Ireland)	3,660	185,818
Volvo AB (Sweden) (Class B Stock)	3,670	35,155

		390,196

Media — 0.6%
Comcast Corp. (Class A Stock)	1,930	109,778

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	410	24,760
Noble Energy, Inc.	4,480	135,206
Phillips 66	6,120	470,261
Plains GP Holdings LP	14,820	259,350

		889,577

Pharmaceuticals — 5.5%
Allergan PLC (Ireland)*	1,300	353,353
Bristol-Myers Squibb Co.	3,300	195,360
Pfizer, Inc.	11,010	345,824
Shire PLC (Ireland), ADR	410	84,144

		978,681

Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc.	5,160	75,800

Software — 6.6%
Adobe Systems, Inc.*	5,000	411,100
Intuit, Inc.	4,000	355,000
Microsoft Corp.	9,310	412,061

		1,178,161

Specialty Retail — 4.0%
Home Depot, Inc. (The)	3,390	391,511
L Brands, Inc.	3,540	319,060

		710,571

Tobacco — 2.0%
Philip Morris International, Inc.	4,450	353,019

TOTAL COMMON STOCKS (cost $13,267,509)		11,863,594

	Troy Ounces
BULLION — 3.1%
Gold* (cost $579,874)	500	557,360

AST IVY ASSET STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds
2.875%	08/15/45	239	$239,182
U.S. Treasury Notes
1.625%	07/31/20	191	193,130
2.000%	08/15/25	441	438,271

TOTAL U.S. TREASURY OBLIGATIONS (cost $871,421)			870,583

TOTAL LONG-TERM INVESTMENTS (cost $14,718,804)			13,291,537

		Shares
SHORT-TERM INVESTMENTS — 25.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 25.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,598,928)(w)		4,598,928	4,598,928

		Notional Amount (000)#
OPTION PURCHASED*(l) — 0.1%
Put Options — 0.1%
S&P 500 Index, expiring 10/16/15, Strike Price $1,875.00		9	20,700

TOTAL SHORT-TERM INVESTMENTS (cost $4,639,772)			4,619,628

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.3% (cost $19,358,576)			17,911,165

OPTION WRITTEN*(l)
Put Options
S&P 500 Index, expiring 10/16/15, Strike Price $1,650.00 (premiums received $9,873)		9	(945)

TOTAL INVESTMENTS — 100.3% (cost $19,348,703)			17,910,220
Liabilities in excess of other assets — (0.3)%			(50,575)

NET ASSETS — 100.0%			$17,859,645

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST IVY ASSET STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$91,216	$—	$—
Auto Components	246,370	284,071	—
Banks	1,148,773	325,645	—
Beverages	537,983	497,757	—
Biotechnology	745,223	—	—
Food & Staples Retailing	88,188	—	—
Food Products	588,893	—	—
Health Care Equipment & Supplies	111,790	—	—
Health Care Providers & Services	84,000	—	—
Hotels, Restaurants & Leisure	386,197	261,251	—
Insurance	—	494,071	—
Internet Software & Services	316,172	—	—
IT Services	970,211	—	—
Machinery	185,818	204,378	—
Media	109,778	—	—
Oil, Gas & Consumable Fuels	889,577	—	—
Pharmaceuticals	978,681	—	—
Semiconductors & Semiconductor Equipment	75,800	—	—
Software	1,178,161	—	—
Specialty Retail	710,571	—	—
Tobacco	353,019	—	—
Bullion	557,360	—	—
U.S. Treasury Obligations	—	870,583	—
Affiliated Money Market Mutual Fund	4,598,928	—	—
Options Purchased	20,700	—	—
Options Written	(945)	—	—

Total	$14,972,464	$2,937,756	$—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 51.3%
Australia — 0.2%
BHP Billiton Ltd.	110,650	$1,747,645
Echo Entertainment Group Ltd.	162,832	557,175
Lend Lease Group	40,245	356,297
Oil Search Ltd.	392,451	1,992,644
South32 Ltd.*	118,500	114,542

		4,768,303

Austria
OMV AG	7,705	187,481

Belgium — 0.2%
Ageas	16,376	672,998
Anheuser-Busch InBev NV	24,230	2,577,008
bpost SA	20,546	488,579
Delhaize Group	6,031	534,595
Solvay SA	5,076	518,771

		4,791,951

Brazil
Banco do Brasil SA	104,570	396,440
JBS SA	132,979	563,178
MRV Engenharia e Participacoes SA	88,900	138,805
Smiles SA	15,350	116,427

		1,214,850

Canada — 0.3%
Brookfield Asset Management, Inc. (Class A Stock), (TSX)	42,470	1,335,257
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	17,559	552,493
Canadian Imperial Bank of Commerce	9,828	706,114
Canadian Pacific Railway Ltd.	10,215	1,466,568
First Quantum Minerals Ltd.	145,182	531,989
Gildan Activewear, Inc.	10,774	324,944
Loblaw Cos. Ltd.	10,248	527,643
Magna International, Inc.	9,264	444,353
Novadaq Technologies, Inc.*(a)	97,545	1,017,394
Suncor Energy, Inc.	21,701	580,374

		7,487,129

China — 0.8%
ANTA Sports Products Ltd.	138,000	358,221
Bank of China Ltd. (Class H Stock)	2,521,000	1,087,138
Belle International Holdings Ltd.	439,000	381,789
BYD Electronic International Co. Ltd.*	99,000	61,856
China CITIC Bank Corp. Ltd. (Class H Stock)*	1,047,000	609,671
China Construction Bank Corp. (Class H Stock)	3,943,000	2,631,292
China Everbright Bank Co. Ltd. (Class H Stock)	650,000	284,014
China Lesso Group Holdings Ltd.	167,000	135,205
China Merchants Bank Co. Ltd. (Class H Stock)	382,000	931,051
China Mobile Ltd.	151,500	1,813,419
China Overseas Land & Investment Ltd.	1,112,000	3,380,903
China Telecom Corp. Ltd. (Class H Stock)	1,136,000	550,413
CNOOC Ltd.	2,982,000	3,070,350
Geely Automobile Holdings Ltd.	940,000	450,557
GOME Electrical Appliances Holding Ltd.	1,120,000	171,013
Great Wall Motor Co. Ltd. (Class H Stock)	336,000	374,904

Shares		Value
COMMON STOCKS (Continued)
China (cont’d.)
Huadian Power International Corp. Ltd. (Class H Stock)	388,000	$304,441
Huaneng Power International, Inc. (Class H Stock)	572,000	619,341
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,046,000	604,278
Jiangnan Group Ltd.	530,000	109,243
Lenovo Group Ltd.	548,000	463,273
NetEase, Inc., ADR	5,320	639,038
PICC Property & Casualty Co. Ltd. (Class H Stock)	366,000	716,882
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	429,500	2,146,205
Shenzhen Expressway Co. Ltd. (Class H Stock)	218,000	142,642
Shenzhen International Holdings Ltd.	194,250	267,518
Sinopharm Group Co. Ltd. (Class H Stock)	127,600	448,814
Tencent Holdings Ltd.	39,200	660,778
Universal Health International Group Holding Ltd.*	154,000	50,856
Vipshop Holdings Ltd., ADR*	9,340	156,912
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	72,600	126,199
Zhejiang Expressway Co. Ltd. (Class H Stock)	262,000	286,191

		24,034,407

Denmark — 0.1%
Danske Bank A/S	18,390	555,752
Novo Nordisk A/S (Class B Stock)	27,600	1,489,422
Pandora A/S	5,128	599,048

		2,644,222

Egypt
Commercial International Bank Egypt SAE, GDR	49,468	301,755

Finland — 0.1%
Nokia OYJ	222,781	1,523,340
UPM-Kymmene OYJ	89,457	1,342,821

		2,866,161

France — 1.2%
Accor SA	40,890	1,917,229
Airbus Group SE	24,686	1,461,914
AXA SA	184,301	4,474,661
BNP Paribas SA	81,302	4,786,608
Cap Gemini SA	6,777	605,208
Credit Agricole SA	42,315	487,163
Essilor International SA	14,317	1,749,094
Hermes International	578	210,401
Imerys SA	12,990	834,515
Kering	5,940	972,349
LVMH Moet Hennessy Louis Vuitton SE	13,280	2,260,840
Orange SA	43,952	666,283
Pernod Ricard SA	11,550	1,166,190
Publicis Groupe SA	6,881	470,269
Renault SA	6,455	465,749
Safran SA	8,055	605,672
Sanofi	49,913	4,751,748
Schneider Electric SE	38,840	2,175,015
Sodexo SA	11,862	984,245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Suez Environnement Co.	53,551	$962,283
Technip SA	24,750	1,171,266
Teleperformance	8,222	623,867
Valeo SA	4,022	546,098
Vinci SA	9,180	583,747

		34,932,414

Germany — 0.9%
Allianz SE	17,610	2,766,422
Bayer AG	56,917	7,302,400
Continental AG	22,236	4,749,321
Daimler AG	45,287	3,297,051
Fresenius Medical Care AG & Co. KGaA	26,390	2,062,521
HeidelbergCement AG	8,781	603,012
Infineon Technologies AG	102,060	1,146,695
OSRAM Licht AG	11,902	616,626
SAP SE	61,900	4,010,132

		26,554,180

Hong Kong — 0.3%
Cheung Kong Property Holdings Ltd.	299,500	2,194,234
CK Hutchison Holdings Ltd.	269,296	3,502,905
Hang Lung Properties Ltd.	455,000	1,023,458
Huabao International Holdings Ltd.	65,000	20,649
Lee & Man Paper Manufacturing Ltd.	309,000	156,809
REXLot Holdings Ltd.	1,475,000	41,699
Sands China Ltd.	598,400	1,817,616
Sino Biopharmaceutical Ltd.	332,000	411,136
Skyworth Digital Holdings Ltd.	320,000	217,801
Xinyi Glass Holdings Ltd.	348,000	156,236

		9,542,543

India — 0.2%
HDFC Bank Ltd., ADR	35,211	2,151,040
ICICI Bank Ltd., ADR	132,129	1,107,241
Reliance Industries Ltd., GDR, 144A	36,236	942,785
State Bank of India, GDR, RegS	8,214	297,939
Wipro Ltd., ADR(a)	47,060	578,367

		5,077,372

Indonesia
Astra International Tbk PT	1,469,700	526,429
Bank Negara Indonesia Persero Tbk PT	728,000	206,239
United Tractors Tbk PT	88,500	105,944

		838,612

Ireland — 0.2%
Ryanair Holdings PLC, ADR	8,602	673,537
Shire PLC	37,528	2,565,479
XL Group PLC	33,584	1,219,771

		4,458,787

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	43,124	2,434,781

Italy — 0.1%
Enel SpA	125,969	562,076
Intesa Sanpaolo SpA	278,799	984,918
Mediobanca SpA	52,745	518,947
Telecom Italia SpA*	456,910	563,065

		2,629,006

	Shares	Value
COMMON STOCKS (Continued)
Japan — 2.2%
Astellas Pharma, Inc.	134,000	$1,734,507
Bank of Yokohama Ltd. (The)	83,000	504,476
Daicel Corp.	41,600	510,674
Daikin Industries Ltd.	56,900	3,191,292
Dentsu, Inc.	24,700	1,267,607
East Japan Railway Co.	20,400	1,719,019
FANUC Corp.	9,900	1,523,003
Fuji Heavy Industries Ltd.	16,500	593,744
FUJIFILM Holdings Corp.	15,500	579,424
Honda Motor Co. Ltd.	88,700	2,647,403
Inpex Corp.	111,400	995,998
Japan Airlines Co. Ltd.	64,300	2,275,251
Japan Aviation Electronics Industry Ltd.	21,000	315,425
Japan Tobacco, Inc.	160,900	4,991,149
Kawasaki Heavy Industries Ltd.	42,000	144,998
KDDI Corp.	73,000	1,633,967
Keyence Corp.	2,700	1,205,761
Komatsu Ltd.	73,600	1,080,333
Kubota Corp.	156,000	2,146,937
Makita Corp.	31,200	1,659,618
Mitsubishi Corp.	33,700	552,396
Mitsubishi Electric Corp.	57,000	522,151
Mitsubishi UFJ Financial Group, Inc.	497,600	3,006,619
Mitsui Fudosan Co. Ltd.	168,000	4,605,113
Nidec Corp.	17,300	1,189,651
Nippon Telegraph & Telephone Corp.	16,100	567,101
Nitto Denko Corp.	9,400	562,992
Obayashi Corp.	53,000	452,206
ORIX Corp.	43,900	566,281
Sekisui House Ltd.	34,300	537,273
Shin-Etsu Chemical Co. Ltd.	21,200	1,087,222
SMC Corp.	9,100	1,992,522
Sompo Japan Nipponkoa Holdings, Inc.	35,100	1,019,474
Sony Corp.	61,200	1,500,142
Sumitomo Electric Industries Ltd.	35,800	457,995
Sumitomo Heavy Industries Ltd.	45,000	178,317
Sumitomo Mitsui Financial Group, Inc.	121,900	4,622,486
Suzuki Motor Corp.	53,000	1,629,747
Tokyo Electron Ltd.	27,800	1,312,583
Toyota Motor Corp.	77,900	4,560,883
West Japan Railway Co.	8,200	513,943
Yamaha Corp.	27,400	606,860

		62,764,543

Luxembourg
ArcelorMittal	203,391	1,054,763

Macau
Wynn Macau Ltd.	349,200	399,523

Malaysia
MISC Bhd	86,500	173,586

Netherlands — 0.7%
AerCap Holdings NV*	11,236	429,665
Akzo Nobel NV	36,930	2,401,913
ASML Holding NV	42,416	3,728,510
ING Groep NV, CVA	382,741	5,410,114
NN Group NV	22,334	641,151
NXP Semiconductors NV*	62,487	5,440,743
Royal Dutch Shell PLC (Class A Stock), (XLON)	60,571	1,429,898

		19,481,994

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway — 0.1%
Norsk Hydro ASA	380,740	$1,269,601
Statoil ASA	45,156	658,333
Yara International ASA	10,301	410,934

		2,338,868

Poland
Polski Koncern Naftowy Orlen SA	29,575	516,372
Polskie Gornictwo Naftowe i Gazownictwo SA	176,060	302,655

		819,027

Qatar
Gulf International Services QSC	7,290	130,539

Russia — 0.1%
LUKOIL PJSC, ADR	21,600	735,696
Magnitogorsk Iron & Steel Works	669,900	209,538
MMC Norilsk Nickel PJSC, ADR	47,810	687,030
Mobile TeleSystems PJSC, ADR	46,000	332,120
Moscow Exchange (The)	157,230	192,893
QIWI PLC, ADR	6,360	102,523
Sberbank of Russia, ADR	155,947	767,259
Severstal PAO, GDR, RegS	18,430	196,644
Tatneft, ADR	15,109	422,297

		3,646,000

Singapore — 0.4%
Avago Technologies Ltd.	91,335	11,417,789
DBS Group Holdings Ltd.	42,800	488,534

		11,906,323

South Africa — 0.2%
Imperial Holdings Ltd.	16,860	206,722
Investec PLC	25,044	191,759
MTN Group Ltd.	62,608	805,095
Naspers Ltd. (Class N Stock)	21,690	2,718,347
Netcare Ltd.	162,420	426,467
SPAR Group Ltd. (The)	13,850	185,290
Steinhoff International Holdings Ltd.	154,407	948,128

		5,481,808

South Korea — 0.6%
BNK Financial Group, Inc.	11,229	130,198
Com2uS Corp.*	1,550	152,495
Coway Co. Ltd.	6,930	490,375
GS Home Shopping, Inc.	740	118,707
GS Retail Co. Ltd.	5,342	275,853
Hana Tour Service, Inc.	1,040	127,776
Hankook Tire Co. Ltd.	11,420	382,308
Hanon Systems	5,730	190,505
Hyosung Corp.	3,840	366,807
Hyundai Development Co-Engineering & Construction	6,400	295,540
Hyundai Elevator Co. Ltd.*	4,368	189,366
Hyundai Mobis Co. Ltd.	4,150	812,018
Industrial Bank of Korea	46,720	538,084
Kangwon Land, Inc.	8,880	317,384
KB Financial Group, Inc.	23,500	698,531
KEPCO Plant Service & Engineering Co. Ltd.	1,761	179,770
KH Vatec Co. Ltd.	8,414	109,156
Kia Motors Corp.	20,824	943,977
Korea Electric Power Corp.	7,080	291,900

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KT&G Corp.	7,925	$745,497
LG Innotek Co. Ltd.	2,000	149,242
Lotte Chemical Corp.	1,370	313,946
Meritz Securities Co. Ltd.	60,236	228,349
NCSoft Corp.	1,680	268,603
Samsung Electronics Co. Ltd.	1,794	1,721,260
Samsung Electronics Co. Ltd., GDR, 144A	9,920	4,713,155
Seah Besteel Corp.	4,030	102,662
SK Holdings Co. Ltd.	2,009	414,690
SK Hynix, Inc.	25,450	725,847

		15,994,001

Spain
Ferrovial SA	27,333	653,813
Iberdrola SA	76,915	512,504
Mapfre SA	78,227	204,552

		1,370,869

Sweden — 0.1%
Electrolux AB (Class B Stock)	109,827	3,103,362
Svenska Cellulosa AB (Class B Stock)	17,925	501,580
Trelleborg AB (Class B Stock)	28,032	444,096

		4,049,038

Switzerland — 1.4%
Actelion Ltd.*	3,095	393,362
Adecco SA*	7,483	548,022
Cie Financiere Richemont SA	41,086	3,196,942
Credit Suisse Group AG*	94,741	2,277,274
Glencore PLC*	459,415	637,696
LafargeHolcim Ltd.*	40,645	2,130,613
Lonza Group AG*	3,903	512,136
Nestle SA	35,140	2,642,728
Novartis AG	92,801	8,529,515
Roche Holding AG	32,134	8,530,663
TE Connectivity Ltd.	55,478	3,322,577
UBS Group AG	292,183	5,401,917
Zurich Insurance Group AG*	9,490	2,329,855

		40,453,300

Taiwan — 0.4%
Advanced Semiconductor Engineering, Inc.	612,000	666,827
Casetek Holdings Ltd.	30,000	128,281
Catcher Technology Co. Ltd.	65,000	694,896
Cathay Financial Holding Co. Ltd.	573,000	784,809
Chicony Electronics Co. Ltd.	142,245	328,837
Chlitina Holding Ltd.	24,000	176,850
Coretronic Corp.	123,000	111,346
Elite Material Co. Ltd.	131,000	288,939
Feng TAY Enterprise Co. Ltd.	47,830	298,104
Fubon Financial Holding Co. Ltd.	475,000	743,584
Grape King BIO Ltd.	55,000	273,581
Hota Industrial Manufacturing Co. Ltd.	49,000	157,363
Innolux Corp.	392,000	122,768
Inotera Memories, Inc.*	338,000	212,483
Mega Financial Holding Co. Ltd.	824,000	572,374
Pegatron Corp.	217,000	531,062
Pou Chen Corp.	249,000	374,572
Realtek Semiconductor Corp.	100,390	170,912
Shin Zu Shing Co. Ltd.*	64,000	193,637
Taiwan Paiho Ltd.	121,000	330,204

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	188,760	$3,916,770
Vanguard International Semiconductor Corp.	140,000	159,450
Wan Hai Lines Ltd.	273,000	172,844
Win Semiconductors Corp.	119,229	132,354
Yeong Guan Energy Technology Group Co. Ltd.	29,000	153,217
Zhen Ding Technology Holding Ltd.	97,000	278,043

		11,974,107

Thailand
Krung Thai Bank PCL, NVDR	977,900	461,627
RS PCL, NVDR	212,900	61,943
Thai Union Group PCL, NVDR	558,600	283,693

		807,263

Turkey — 0.1%
Arcelik A/S	40,110	195,546
Dogus Otomotiv Servis ve Ticaret A/S	20,700	66,377
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	212,730	176,635
Ford Otomotiv Sanayi A/S	10,800	115,413
KOC Holding A/S	108,260	422,665
TAV Havalimanlari Holding A/S	38,730	304,331
Tofas Turk Otomobil Fabrikasi A/S	20,870	123,892
Tupras-Turkiye Petrol Rafinerileri A/S*	16,020	392,649
Turk Hava Yollari Anonim Ortakligi*	157,278	414,948
Turkiye Halk Bankasi A/S	145,350	486,066
Turkiye Is Bankasi (Class C Stock)	373,780	582,708

		3,281,230

United Arab Emirates
Air Arabia PJSC	337,670	128,935
Dubai Islamic Bank PJSC	132,680	242,888

		371,823

United Kingdom — 2.4%
3i Group PLC	72,543	512,434
Aggreko PLC	34,106	491,677
ARM Holdings PLC	138,670	1,992,297
Associated British Foods PLC	52,750	2,669,625
AstraZeneca PLC	7,495	475,321
Aviva PLC	203,973	1,395,083
Barclays PLC	971,755	3,596,251
Barratt Developments PLC	73,460	717,554
BG Group PLC	462,897	6,677,677
British American Tobacco PLC	94,166	5,195,661
British Land Co. PLC, REIT	48,454	615,346
BT Group PLC	76,424	486,402
Burberry Group PLC	72,390	1,500,543
Direct Line Insurance Group PLC	97,856	555,248
HSBC Holdings PLC, (XHKG)	461,200	3,463,136
Imperial Tobacco Group PLC	57,013	2,947,495
InterContinental Hotels Group PLC	38,514	1,334,291
ITV PLC	158,538	590,783
Lloyds Banking Group PLC	2,899,790	3,301,286
Meggitt PLC	162,740	1,174,025
Persimmon PLC*	22,392	681,529
Prudential PLC	267,161	5,636,151
Reckitt Benckiser Group PLC	24,834	2,252,084
Rio Tinto Ltd.	31,000	1,066,541
Rio Tinto PLC	55,079	1,848,069

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
SABMiller PLC	37,483	$2,122,574
Standard Chartered PLC	165,280	1,604,028
Tullow Oil PLC*	70,280	180,649
Unilever NV, CVA	21,835	875,260
Unilever PLC	47,720	1,943,620
Vodafone Group PLC	2,489,775	7,852,936
WPP PLC	131,485	2,737,381

		68,492,957

United States — 37.9%
A.O. Smith Corp.	6,083	396,551
Abbott Laboratories	99,436	3,999,316
Acadia Healthcare Co., Inc.*(a)	43,479	2,881,353
Accenture PLC (Class A Stock)	69,773	6,855,895
ACE Ltd.	57,597	5,955,529
Acuity Brands, Inc.	29,579	5,193,481
Adobe Systems, Inc.*	92,032	7,566,871
Advanced Drainage Systems, Inc.	26,590	769,249
Aetna, Inc.	69,651	7,620,516
Affiliated Managers Group, Inc.*	16,913	2,891,954
Air Products & Chemicals, Inc.	21,721	2,771,165
Airgas, Inc.	5,825	520,347
Albemarle Corp.	5,329	235,009
Alcoa, Inc.	140,008	1,352,477
Alexandria Real Estate Equities, Inc., REIT	13,150	1,113,411
Alexion Pharmaceuticals, Inc.*	21,936	3,430,572
Alleghany Corp.*	2,602	1,218,022
Allergan PLC*	27,608	7,504,130
Alliance Data Systems Corp.*	2,499	647,191
Allied World Assurance Co. Holdings AG	26,310	1,004,253
Ally Financial, Inc.*	116,100	2,366,118
Altria Group, Inc.	23,231	1,263,766
AMAG Pharmaceuticals, Inc.*	6,764	268,734
Amazon.com, Inc.*	25,748	13,180,144
American Campus Communities, Inc., REIT	29,278	1,061,035
American Electric Power Co., Inc.	35,000	1,990,100
American Homes 4 Rent (Class A Stock), REIT	73,997	1,189,872
American International Group, Inc.	102,539	5,826,266
American Residential Properties, Inc., REIT	44,600	770,242
American Tower Corp., REIT	11,908	1,047,666
Ameriprise Financial, Inc.	25,717	2,806,496
AmerisourceBergen Corp.	5,695	540,968
AMETEK, Inc.	8,676	453,928
Amphenol Corp. (Class A Stock)	61,724	3,145,455
AmTrust Financial Services, Inc.	15,479	974,867
Anadarko Petroleum Corp.	70,453	4,254,657
Analog Devices, Inc.	20,495	1,156,123
Anthem, Inc.*	19,653	950,026
Apartment Investment & Management Co. (Class A Stock), REIT	100,722	3,728,729
Apple, Inc.	228,568	25,211,050
Applied Materials, Inc.	25,770	378,561
Arista Networks, Inc.*(a)	42,191	2,581,667
Arrow Electronics, Inc.*	51,645	2,854,936
Arthur J Gallagher & Co.	14,543	600,335
AT&T, Inc.	104,403	3,401,450
AutoZone, Inc.*	3,353	2,427,002
AvalonBay Communities, Inc., REIT	58,458	10,219,628
Axiall Corp.	12,166	190,885
Baker Hughes, Inc.	30,021	1,562,293

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Ball Corp.	34,680	$2,157,096
Bank of America Corp.	908,570	14,155,521
BB&T Corp.	41,269	1,469,176
Bed Bath & Beyond, Inc.*	43,693	2,491,375
Best Buy Co., Inc.	139,916	5,193,682
Big Lots, Inc.	7,359	352,643
Biogen, Inc.*	13,213	3,855,685
BioMarin Pharmaceutical, Inc.*	11,167	1,176,108
BioMed Realty Trust, Inc., REIT	65,800	1,314,684
Boston Properties, Inc., REIT	32,925	3,898,320
Boston Scientific Corp.*	299,825	4,920,128
Brandywine Realty Trust, REIT	64,600	795,872
Bristol-Myers Squibb Co.	87,646	5,188,643
Brixmor Property Group, Inc., REIT	147,509	3,463,511
Broadcom Corp. (Class A Stock)	81,841	4,209,082
Broadridge Financial Solutions, Inc.	8,952	495,493
Brookdale Senior Living, Inc.*	21,132	485,191
Cabot Oil & Gas Corp.	32,528	711,062
Camden Property Trust, REIT	6,000	443,400
Capital One Financial Corp.	64,387	4,669,346
Care Capital Properties, Inc., REIT	2,064	67,968
Carlisle Cos., Inc.	70,482	6,158,717
CBRE Group, Inc. (Class A Stock)*	137,667	4,405,344
CBS Corp. (Class B Stock)	45,308	1,807,789
Celgene Corp.*	83,403	9,021,703
CenterPoint Energy, Inc.	87,070	1,570,743
Charles Schwab Corp. (The)	148,958	4,254,240
Charter Communications, Inc. (Class A Stock)*(a)	35,103	6,172,862
Chemours Co. (The)	5,518	35,701
Chesapeake Lodging Trust, REIT	8,800	229,328
Chevron Corp.	43,205	3,408,010
Chipotle Mexican Grill, Inc.*	2,349	1,691,867
Chubb Corp. (The)	17,178	2,106,882
Ciena Corp.*(a)	17,202	356,425
Cigna Corp.	8,506	1,148,480
Cisco Systems, Inc.	128,040	3,361,050
CIT Group, Inc.	25,100	1,004,753
Citigroup, Inc.	256,750	12,737,367
Citizens Financial Group, Inc.	83,797	1,999,396
City National Corp.	4,275	376,457
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	77,000	549,010
ClubCorp Holdings, Inc.	31,200	669,552
CMS Energy Corp.(a)	52,808	1,865,179
CNO Financial Group, Inc.(a)	69,400	1,305,414
Coca-Cola Co. (The)	55,851	2,240,742
Cognizant Technology Solutions Corp. (Class A Stock)*	70,916	4,440,050
Columbia Pipeline Group, Inc.	90,083	1,647,618
Columbia Property Trust, Inc., REIT	16,450	381,640
Comcast Corp. (Class A Stock)	73,020	4,153,378
CommScope Holding Co., Inc.*	8,758	263,003
ConAgra Foods, Inc.	14,327	580,387
Concho Resources, Inc.*	38,186	3,753,684
CONSOL Energy, Inc.(a)	59,500	583,100
Constellation Brands, Inc. (Class A Stock)	22,745	2,847,902
CoStar Group, Inc.*	13,141	2,274,181
Costco Wholesale Corp.	36,693	5,304,707
Crown Holdings, Inc.*	39,762	1,819,111
CubeSmart, REIT	42,550	1,157,785

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cummins, Inc.	10,979	$1,192,100
CVS Health Corp.	28,943	2,792,421
D.R. Horton, Inc.	40,850	1,199,356
Darden Restaurants, Inc.	6,951	476,422
DCT Industrial Trust, Inc., REIT	12,700	427,482
DDR Corp., REIT(a)	58,890	905,728
Delta Air Lines, Inc.	152,145	6,826,746
Devon Energy Corp.	28,270	1,048,534
DiamondRock Hospitality Co., REIT	137,300	1,517,165
Discover Financial Services	68,526	3,562,667
DISH Network Corp. (Class A Stock)*	118,589	6,918,482
Dollar General Corp.	55,913	4,050,338
Douglas Emmett, Inc., REIT	60,120	1,726,646
Dover Corp.	35,930	2,054,477
Dow Chemical Co. (The)	15,972	677,213
Dr. Pepper Snapple Group, Inc.	37,579	2,970,620
Dril-Quip, Inc.*	1,387	80,751
Duke Energy Corp.	29,900	2,151,006
Duke Realty Corp., REIT	41,369	788,079
Dynegy, Inc.*	250	5,167
Eagle Materials, Inc.	30,554	2,090,505
East West Bancorp, Inc.	85,197	3,273,269
EastGroup Properties, Inc., REIT	15,700	850,626
Eaton Corp. PLC	73,928	3,792,507
eBay, Inc.*	17,510	427,944
Edgewell Personal Care Co.	4,178	340,925
Edison International	64,254	4,052,500
Electronic Arts, Inc.*	52,142	3,532,620
Eli Lilly & Co.	82,153	6,875,384
Energen Corp.	15,908	793,173
Energizer Holdings, Inc., (NYSE)	32,365	1,252,849
Entercom Communications Corp. (Class A Stock)*(a)	33,580	341,173
Envision Healthcare Holdings, Inc.*	63,762	2,345,804
EOG Resources, Inc.	8,094	589,243
EQT Corp.	46,283	2,997,750
Equifax, Inc.	11,971	1,163,342
Equinix, Inc., REIT	3,070	839,338
Equity LifeStyle Properties, Inc., REIT	10,350	606,199
Equity One, Inc., REIT	50,000	1,217,000
Equity Residential, REIT	61,970	4,655,186
Essex Property Trust, Inc., REIT	20,286	4,532,298
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,354	1,561,481
Eversource Energy	31,720	1,605,666
Exelon Corp.	43,432	1,289,930
Expedia, Inc.	26,680	3,139,702
Extra Space Storage, Inc., REIT	32,760	2,527,762
Exxon Mobil Corp.	116,648	8,672,779
F5 Networks, Inc.*	5,483	634,931
Facebook, Inc. (Class A Stock)*	215,292	19,354,751
FelCor Lodging Trust, Inc., REIT	68,700	485,709
Fidelity National Information Services, Inc.	31,570	2,117,716
Fifth Third Bancorp	123,425	2,333,967
First Republic Bank	30,752	1,930,303
Fitbit, Inc. (Class A Stock)*	4,619	174,090
Fluidigm Corp.*	11,048	89,599
Fluor Corp.(a)	83,152	3,521,487
Foot Locker, Inc.	8,658	623,116
Ford Motor Co.	175,110	2,376,243
Fortinet, Inc.*	12,657	537,669

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Fortune Brands Home & Security, Inc.	104,684	$4,969,349
Freescale Semiconductor Ltd.*	43,516	1,591,815
GameStop Corp. (Class A Stock)(a)	61,204	2,522,217
Gap, Inc. (The)	66,653	1,899,611
Gartner, Inc.*	27,580	2,314,789
General Growth Properties, Inc., REIT	163,548	4,247,341
Genuine Parts Co.	33,291	2,759,491
Gilead Sciences, Inc.	84,254	8,272,900
GNC Holdings, Inc. (Class A Stock)	8,508	343,893
Google, Inc. (Class A Stock)*	8,224	5,249,955
Google, Inc. (Class C Stock)*	32,139	19,554,010
Guidewire Software, Inc.*	46,969	2,469,630
Halliburton Co.	17,718	626,331
Hanesbrands, Inc.	46,000	1,331,240
Harman International Industries, Inc.(a)	20,522	1,969,907
Harris Corp.	45,981	3,363,510
Hartford Financial Services Group, Inc. (The)	81,504	3,731,253
HCA Holdings, Inc.*	25,872	2,001,458
HCP, Inc., REIT	161,215	6,005,259
HD Supply Holdings, Inc.*	84,201	2,409,833
Healthcare Realty Trust, Inc., REIT	32,250	801,413
Henry Schein, Inc.*	2,337	310,167
Hershey Co. (The)	18,877	1,734,419
Hewlett-Packard Co.	59,422	1,521,797
Highwoods Properties, Inc., REIT	25,900	1,003,625
Hill-Rom Holdings, Inc.	12,002	623,984
Hilton Worldwide Holdings, Inc.	154,013	3,533,058
HollyFrontier Corp.	33,700	1,645,908
Hologic, Inc.*	12,648	494,916
Home Depot, Inc. (The)	66,623	7,694,290
Honeywell International, Inc.	73,019	6,914,169
Horizon Pharma PLC*	9,929	196,793
Host Hotels & Resorts, Inc., REIT	55,380	875,558
Hubbell, Inc. (Class B Stock)	5,554	471,812
Hudson City Bancorp, Inc.	92,627	942,017
Humana, Inc.	40,426	7,236,254
Huntington Bancshares, Inc.	17,219	182,521
Hyatt Hotels Corp. (Class A Stock)*	2,700	127,170
IDEX Corp.	7,036	501,667
Illinois Tool Works, Inc.	22,740	1,871,729
Illumina, Inc.*	33,968	5,972,254
Incyte Corp.*	900	99,297
Ingersoll-Rand PLC	11,066	561,821
Inovalon Holdings, Inc. (Class A Stock)*	9,422	196,260
Insulet Corp.*(a)	518	13,421
Intercept Pharmaceuticals, Inc.*(a)	1,133	187,919
Intercontinental Exchange, Inc.	11,223	2,637,293
Invesco Ltd.	66,596	2,079,793
Jack Henry & Associates, Inc.	12,143	845,274
Jarden Corp.*	19,744	965,086
Jazz Pharmaceuticals PLC*	2,803	372,266
Johnson & Johnson	60,361	5,634,699
Jones Lang LaSalle, Inc.	4,319	620,943
Juniper Networks, Inc.	22,939	589,762
KapStone Paper and Packaging Corp.	52,800	871,728
Kilroy Realty Corp., REIT	5,100	332,316
Kimco Realty Corp., REIT	208,533	5,094,461
Kinder Morgan, Inc.	56,100	1,552,848
Kirby Corp.*	8,800	545,160
Kite Pharma, Inc.*(a)	17,312	963,932

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kite Realty Group Trust, REIT	24,750	$589,297
KLA-Tencor Corp.	58,682	2,934,100
Kohl’s Corp.	69,337	3,210,996
Korn/Ferry International	13,095	433,052
Kroger Co. (The)	79,712	2,875,211
L-3 Communications Holdings, Inc.	13,087	1,367,853
La Quinta Holdings, Inc.*	52,800	833,184
Lam Research Corp.	115,988	7,577,496
LaSalle Hotel Properties, REIT	81,250	2,306,687
Lazard Ltd. (Class A Stock)	59,080	2,558,164
Legg Mason, Inc.	46,781	1,946,557
Leggett & Platt, Inc.	11,862	489,308
Lennox International, Inc.	26,224	2,971,966
Liberty Property Trust, REIT	55,450	1,747,230
Loews Corp.	123,829	4,475,180
Lowe’s Cos., Inc.	134,153	9,245,825
lululemon athletica, Inc.*(a)	10,847	549,401
LyondellBasell Industries NV (Class A Stock)	7,675	639,788
M&T Bank Corp.	20,048	2,444,854
Macerich Co. (The), REIT	40,100	3,080,482
Macy’s, Inc.	10,189	522,899
Mallinckrodt PLC*	6,478	414,203
Marathon Petroleum Corp.	46,974	2,176,306
Marriott International, Inc. (Class A Stock)	5,208	355,186
Marriott Vacations Worldwide Corp.	8,138	554,523
Marsh & McLennan Cos., Inc.	30,895	1,613,337
Martin Marietta Materials, Inc.	13,380	2,033,091
Masco Corp.	44,061	1,109,456
MasterCard, Inc. (Class A Stock)	51,723	4,661,277
McCormick & Co., Inc.	6,361	522,747
McGraw Hill Financial, Inc.	40,935	3,540,877
McKesson Corp.	52,596	9,731,838
Media General, Inc.*(a)	58,400	817,016
Merck & Co., Inc.	70,349	3,474,537
MetLife, Inc.	120,554	5,684,121
Microsoft Corp.	412,008	18,235,474
Middleby Corp. (The)*	4,358	458,418
Mobileye NV*	46,304	2,105,906
Mohawk Industries, Inc.*	34,933	6,350,470
Molson Coors Brewing Co. (Class B Stock)	17,413	1,445,627
Mondelez International, Inc. (Class A Stock)	74,580	3,122,665
Monster Beverage Corp.*	20,899	2,824,291
Moody’s Corp.	4,612	452,898
Morgan Stanley	250,261	7,883,221
Mosaic Co. (The)	143,365	4,460,085
MSC Industrial Direct Co., Inc. (Class A Stock)	7,912	482,869
Nasdaq, Inc.	11,743	626,254
National Bank Holdings Corp. (Class A Stock)	36,700	753,451
National Fuel Gas Co.	6,256	312,675
National Healthcare Corp.	11,900	724,591
Netflix, Inc.*	31,618	3,264,875
NextEra Energy, Inc.	67,742	6,608,232
NII Holdings, Inc.*	7,349	47,842
NIKE, Inc. (Class B Stock)	4,328	532,214
Nimble Storage, Inc.*(a)	41,956	1,011,979
Nordstrom, Inc.	5,801	415,990
Northern Trust Corp.	31,170	2,124,547
Northrop Grumman Corp.	3,962	657,494

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	11,587	$663,935
Occidental Petroleum Corp.	94,840	6,273,666
Old Dominion Freight Line, Inc.*	19,421	1,184,681
Old Republic International Corp.	25,920	405,389
Omega Healthcare Investors, Inc., REIT	35,430	1,245,365
Omnicom Group, Inc.	11,700	771,030
Oracle Corp.	26,743	965,957
O’Reilly Automotive, Inc.*	2,320	580,000
Outfront Media, Inc., REIT	44,401	923,541
PACCAR, Inc.	87,777	4,579,326
Palo Alto Networks, Inc.*	12,512	2,152,064
Pandora Media, Inc.*	7,034	150,106
Paramount Group, Inc., REIT	24,850	417,480
Parkway Properties, Inc., REIT	42,600	662,856
PayPal Holdings, Inc.*	87,496	2,715,876
PBF Energy, Inc. (Class A Stock)	50,966	1,438,770
Pebblebrook Hotel Trust, REIT	38,100	1,350,645
PepsiCo, Inc.	40,812	3,848,572
Perrigo Co. PLC	1,215	191,083
Pfizer, Inc.	284,820	8,946,197
PG&E Corp.	13,336	704,141
Philip Morris International, Inc.	41,431	3,286,721
Phillips 66	37,103	2,850,995
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	18,450	330,071
Pinnacle Foods, Inc.	13,201	552,858
PNC Financial Services Group, Inc. (The)	40,545	3,616,614
Post Holdings, Inc.*(a)	24,000	1,418,400
Post Properties, Inc., REIT	7,500	437,175
PPG Industries, Inc.	24,745	2,169,889
PPL Corp.	23,200	763,048
Premier, Inc. (Class A Stock)*	9,692	333,114
Priceline Group, Inc. (The)*	3,331	4,119,980
Principal Financial Group, Inc.	12,122	573,855
Procter & Gamble Co. (The)	103,975	7,479,961
Progressive Corp. (The)	6,848	209,823
ProLogis, Inc., REIT	216,970	8,440,133
Public Storage, REIT	31,280	6,619,786
PulteGroup, Inc.	60,137	1,134,785
PVH Corp.	4,157	423,765
QUALCOMM, Inc.	31,800	1,708,614
Questar Corp.	32,755	635,775
Ralph Lauren Corp.	13,280	1,569,165
Range Resources Corp.(a)	48,028	1,542,659
Rayonier, Inc., REIT(a)	70,274	1,550,947
Raytheon Co.	5,534	604,645
Realty Income Corp., REIT(a)	5,900	279,601
Regal Beloit Corp.	5,240	295,798
Regency Centers Corp., REIT	51,390	3,193,889
Regeneron Pharmaceuticals, Inc.*	8,912	4,145,328
Reinsurance Group of America, Inc.	4,831	437,640
Republic Services, Inc.	12,050	496,460
Retail Opportunity Investments Corp., REIT	27,050	447,407
Rexnord Corp.*	11,408	193,708
Reynolds American, Inc.	17,448	772,423
Rite Aid Corp.*	60,820	369,177
RLJ Lodging Trust, REIT	8,700	219,849
Robert Half International, Inc.	9,340	477,834
Rockwell Automation, Inc.	5,056	513,032
Ross Stores, Inc.	13,289	644,118
Royal Caribbean Cruises Ltd.	24,134	2,150,098

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Santander Consumer USA Holdings, Inc.*	29,536	$603,125
Sealed Air Corp.	9,803	459,565
Sempra Energy	23,607	2,283,269
Senior Housing Properties Trust, REIT	40,000	648,000
ServiceNow, Inc.*	30,757	2,136,074
Sherwin-Williams Co. (The)	14,672	3,268,628
Signature Bank*	22,294	3,066,763
Silgan Holdings, Inc.	11,260	585,970
Simon Property Group, Inc., REIT	57,328	10,532,301
Sirona Dental Systems, Inc.*	5,959	556,213
Skyworks Solutions, Inc.	4,680	394,103
SL Green Realty Corp., REIT	37,130	4,015,981
Snap-on, Inc.	7,273	1,097,787
SolarCity Corp.*(a)	25,177	1,075,310
Southwestern Energy Co.*	100,575	1,276,297
Spirit Realty Capital, Inc., REIT	177,900	1,626,006
Splunk, Inc.*	4,910	271,769
Sprouts Farmers Market, Inc.*	83,549	1,762,884
SPX Corp.	11,709	139,571
SPX FLOW, Inc.*	11,709	403,141
St. Jude Medical, Inc.	7,054	445,037
Stanley Black & Decker, Inc.	6,353	616,114
Stanley Black & Decker, Inc., UTS*	8,176	899,360
Starbucks Corp.	112,349	6,385,917
Starwood Hotels & Resorts Worldwide, Inc.	11,964	795,367
Starz (Class A Stock)*	3,964	148,016
State Street Corp.	40,018	2,689,610
Stericycle, Inc.*	22,865	3,185,323
STORE Capital Corp., REIT	17,200	355,352
Stryker Corp.	5,335	502,024
SunTrust Banks, Inc.	90,641	3,466,112
SVB Financial Group*	11,055	1,277,295
Synopsys, Inc.*	15,929	735,601
T. Rowe Price Group, Inc.	40,611	2,822,465
Tableau Software, Inc. (Class A Stock)*	2,778	221,629
Taubman Centers, Inc., REIT	6,270	433,132
TD Ameritrade Holding Corp.	12,971	412,997
TEGNA, Inc.(a)	46,821	1,048,322
Teradyne, Inc.	32,773	590,242
Tesla Motors, Inc.*(a)	11,219	2,786,800
Texas Instruments, Inc.	48,400	2,396,768
Tiffany & Co.	44,545	3,439,765
Time Warner Cable, Inc.	5,838	1,047,162
Time Warner, Inc.	56,694	3,897,712
Time, Inc.	85,268	1,624,355
TJX Cos., Inc. (The)	77,569	5,539,978
T-Mobile US, Inc.*	35,200	1,401,312
Toll Brothers, Inc.*	48,202	1,650,436
Tractor Supply Co.	4,872	410,807
Travelers Cos., Inc. (The)	22,160	2,205,585
TreeHouse Foods, Inc.*	17,100	1,330,209
TripAdvisor, Inc.*	2,932	184,775
Twenty-First Century Fox, Inc. (Class A Stock)	248,051	6,692,416
U.S. Bancorp	63,150	2,589,781
UDR, Inc., REIT	33,550	1,156,804
UGI Corp.	19,232	669,658
Ulta Salon Cosmetics & Fragrance, Inc.*	23,921	3,907,495
Union Pacific Corp.	63,536	5,617,218
United Continental Holdings, Inc.*	90,629	4,807,868
United States Steel Corp.(a)	38,271	398,784

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Technologies Corp.	105,013	$9,345,106
UnitedHealth Group, Inc.	128,207	14,873,294
Universal Health Services, Inc. (Class B Stock)	6,478	808,519
Unum Group	68,042	2,182,787
Urban Outfitters, Inc.*	12,579	369,571
Valeant Pharmaceuticals International, Inc.*	37,006	6,601,130
Valero Energy Corp.	46,440	2,791,044
Veeva Systems, Inc. (Class A Stock)*(a)	66,725	1,562,032
Ventas, Inc., REIT	23,210	1,301,153
VeriFone Systems, Inc.*(a)	88,157	2,444,594
Verizon Communications, Inc.	56,101	2,440,954
Vertex Pharmaceuticals, Inc.*	47,798	4,977,684
VF Corp.	22,838	1,557,780
Visa, Inc. (Class A Stock)	153,782	10,712,454
Vornado Realty Trust, REIT	30,432	2,751,662
Voya Financial, Inc.	12,610	488,890
Vulcan Materials Co.	7,190	641,348
W.R. Berkley Corp.	11,998	652,331
W.W. Grainger, Inc.(a)	9,500	2,042,595
Wabtec Corp.	6,026	530,589
Walt Disney Co. (The)	6,819	696,902
Waste Connections, Inc.	28,198	1,369,859
Watsco, Inc.	19,826	2,348,984
Wayfair, Inc. (Class A Stock)*(a)	41,148	1,442,649
WEC Energy Group, Inc.	8,884	463,922
Wells Fargo & Co.	397,708	20,422,306
Welltower, Inc.	53,803	3,643,539
Westar Energy, Inc.	13,960	536,622
Western Digital Corp.	5,076	403,237
Western Union Co. (The)	30,070	552,085
WestRock Co.	42,996	2,211,714
Weyerhaeuser Co., REIT	63,336	1,731,606
Williams-Sonoma, Inc.	4,501	343,651
Wolverine World Wide, Inc.	50,427	1,091,240
Workday, Inc. (Class A Stock)*(a)	24,988	1,720,674
Xcel Energy, Inc.	134,349	4,757,298
Xilinx, Inc.	13,439	569,814
Zebra Technologies Corp. (Class A Stock)*	2,967	227,124
Zimmer Biomet Holdings, Inc.	5,700	535,401
Zions Bancorp	5,310	146,237

		1,099,748,036

TOTAL COMMON STOCKS (cost $1,466,035,591)		1,489,503,552

PREFERRED STOCKS — 1.5%
Brazil
Itau Unibanco Holding SA (PRFC), ADR	127,132	841,614
Petroleo Brasileiro SA (PRFC), ADR*	40,600	149,408

		991,022

Germany — 0.2%
Henkel AG & Co. KGaA (PRFC)	48,907	5,037,224

Ireland
XLIT Ltd., Series D, 3.395%	235	197,841

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	40,686	334,439

Russia
Surgutneftegas (PRFC)	798,960	483,671

	Shares	Value
PREFERRED STOCKS (Continued)
United States — 1.3%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	18,250	$609,550
Allergan PLC, Series A, CVT, 5.500%	3,820	3,604,017
Ally Financial, Inc., Series G, 7.000%	78	78,636
American Tower Corp., CVT, 5.500%	14,432	1,388,791
Apartment Investment & Management Co., Series Z, 7.000%	4,900	124,166
Bank of America Corp., Series L, CVT, 7.250%	2,429	2,616,033
Bunge Ltd., CVT, 4.875%	5,200	510,276
Campus Crest Communities, Inc., Series A, 8.000%*	13,600	330,888
CBL & Associates Properties, Inc., Series D, 7.375%	41,900	1,048,757
Chesapeake Energy Corp., CVT, 144A, 5.750%	1,027	412,084
Corporate Office Properties Trust, Series L, 7.375%	57,100	1,456,050
Crown Castle International Corp., Series A, CVT, 4.500%	7,941	808,870
CubeSmart, Series A, 7.750%	34,700	912,610
Dominion Resources, Inc., CVT, 6.375%	14,700	729,267
Dominion Resources, Inc., Series A, CVT, 6.125%	13,027	720,523
Dominion Resources, Inc., Series B, CVT, 6.000%	6,262	350,547
Equity Commonwealth, Series E, 7.250%	41,800	1,065,064
Equity LifeStyle Properties, Inc., Series C, 6.750%	12,550	328,810
Essex Property Trust, Inc., Series H, 7.125%	4,150	106,551
Exelon Corp., CVT, 6.500%	21,913	956,502
Frontier Communications Corp., Series A, CVT, 11.125%*	14,019	1,305,870
Hudson Pacific Properties, Inc., Series B, 8.375%	21,050	532,881
Inland Real Estate Corp., Series A, 8.125%	1,100	28,204
Kilroy Realty Corp., Series G, 6.875%	5,550	143,023
Kilroy Realty Corp., Series H, 6.375%	2,200	54,912
Kite Realty Group Trust, Series A, 8.250%	9,100	231,731
LaSalle Hotel Properties, Series H, 7.500%	11,200	281,344
NextEra Energy, Inc., CVT, 5.799%(a)	37,518	1,996,333
Pebblebrook Hotel Trust, Series A, 7.875%	27,950	709,651
Regency Centers Corp., Series 7, 6.000%	1,500	37,200
Retail Properties of America, Inc., Series A, 7.000%	450	11,520
Sabra Health Care REIT, Inc., Series A, 7.125%	35,900	920,117
Saul Centers, Inc., Series C, 6.875%	27,100	697,825
SL Green Realty Corp., Series I, 6.500%	11,350	281,026
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	860,294
Summit Hotel Properties, Inc., Series A, 9.250%	1,900	50,255
Sunstone Hotel Investors, Inc., Series D, 8.000%	45,400	1,157,700
Taubman Centers, Inc., Series J, 6.500%	34,050	851,591
Terreno Realty Corp., Series A, 7.750%	1,100	28,435
T-Mobile US, Inc., CVT, 5.500%	18,500	1,277,610
Tyson Foods, Inc., CVT, 4.750%	28,946	1,483,772
Urstadt Biddle Properties, Inc., Series F, 7.125%	25,500	670,650

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Vornado Realty Trust, Series I, 6.625%	1,100	$27,511
Wells Fargo & Co., Series L, CVT, 7.500%	2,935	3,428,080
Welltower, Inc., Series I, CVT, 6.500%	4,000	242,920
Weyerhaeuser Co., Series A, CVT, 6.375%	9,835	469,228
WP GLIMCHER, Inc., Series H, 7.500%	18,600	472,440
WP GLIMCHER, Inc., Series I, 6.875%	17,000	422,620

		36,832,735

TOTAL PREFERRED STOCKS (cost $48,454,841)		43,876,932

Units
RIGHTS*
Taiwan
Yeong Guan Energy, expiring 10/12/15 (cost $0)	1,164	211

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.3%
Non-Residential Mortgage-Backed Securities — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class A3
0.610%	10/10/17	42	41,908
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	70	69,778
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	82	82,008
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	184	183,158
Series 2013-C, Class A, 144A
1.640%	04/16/18	385	384,208
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	86	85,940
Series 2012-D, Class A, 144A
1.480%	03/16/20	72	71,712
Exeter Automobile Receivables Trust,
Series 2013-1A, Class A, 144A
1.290%	10/16/17	14	13,838
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	37	37,266
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	104	103,593
Series 2013-2, Class A, 144A
1.940%	01/15/19	332	332,668
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	57	57,022
Series 2013-C, Class A3
0.820%	12/15/17	415	414,647
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	170	169,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	232	$231,594
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	241	241,232
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	469	490,400
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	68	67,700
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	162	161,859
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	499	499,091

			3,739,502

Residential Mortgage-Backed Securities — 3.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.364%(c)	07/25/33	1,649	1,568,890
Series 2003-OP1, Class M1
1.244%(c)	12/25/33	114	107,849
Series 2003-OP1, Class M2
2.444%(c)	12/25/33	1,027	954,411
Series 2004-HE2, Class M2
1.994%(c)	10/25/34	405	373,831
Series 2004-HE3, Class M3
1.274%(c)	11/25/34	258	231,904
Series 2004-OP1, Class M2
1.769%(c)	04/25/34	962	886,094
Series 2005-HE7, Class A1B2
0.794%(c)	11/25/35	429	413,036
Ameriquest Mortgage Securities, Inc.,
Series 2003-10, Class M1
1.244%(c)	12/25/33	1,078	1,002,037
Series 2003-10, Class M2
2.744%(c)	12/25/33	975	939,400
Series 2002-2, Class M3
2.849%(c)	08/25/32	829	821,597
Series 2003-9, Class M2
3.044%(c)	09/25/33	563	533,269
Series 2003-12, Class M2
2.744%(c)	01/25/34	540	517,496
Series 2004-R1, Class M2
1.064%(c)	02/25/34	1,482	1,337,005
Series 2004-R1, Class M6
2.264%(c)	02/25/34	309	284,633
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.819%(c)	03/25/34	387	378,522
Series 2003-W9, Class M2
2.774%(c)	01/25/34	1,900	1,821,953
Series 2003-W9, Class M3B
3.314%(c)	01/25/34	550	506,935
Series 2004-W4, Class A

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.714%(c)	03/25/34	983	$909,427
Series 2004-W6, Class M4
3.044%(c)	05/25/34	227	194,616
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.694%(c)	07/25/33	494	469,602
Series 2004-OPT3, Class A4
0.974%(c)	11/25/33	463	437,914
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1B
0.814%(c)	04/25/34	462	453,549
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.219%(c)	10/25/34	391	353,598
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.949%(c)	09/25/34	1,131	1,021,834
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.444%(c)	03/25/43	157	149,505
Series 2003-SD2, Class 3A
4.576%(c)	06/25/43	577	581,040
Series 2004-1, Class M1
1.169%(c)	06/25/34	739	701,575
Series 2004-2, Class M1
1.394%(c)	08/25/34	523	475,010
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
0.794%(c)	01/25/34	1,877	1,749,130
Series 2004-B, Class M2
0.944%(c)	03/25/34	1,127	1,017,006
Series 2005-A, Class M1
0.674%(c)	01/25/35	1,144	1,053,639
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.289%(c)	05/25/34	808	758,799
Chase Funding Trust,
Series 2003-6, Class 2M1
0.944%(c)	11/25/34	1,416	1,314,532
CHEC Loan Trust,
Series 2004-1, Class A3
0.694%(c)	07/25/34	561	535,476
Series 2004-2, Class M3
1.444%(c)	04/25/34	314	254,816
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.919%(c)	10/25/33	1,188	1,070,701
Series 2004-3, Class M1
0.944%(c)	06/25/34	1,621	1,543,821
Series 2004-BC1, Class M3
2.294%(c)	10/25/33	248	199,282
Series 2004-ECC2, Class M5
2.069%(c)	10/25/34	662	598,057
Series 2004-SD2, Class M1, 144A
0.814%(c)	06/25/33	736	711,582
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
1.139%(c)	01/25/35	978	885,358

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.669%(c)	11/25/33	328	$314,029
Series 2004-CB5, Class M1
1.109%(c)	01/25/34	660	614,949
Series 2004-CB6, Class M3
2.294%(c)	07/25/35	559	524,530
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.530%(c)	11/25/33	899	786,311
Series 2004-1, Class M1
0.944%(c)	03/25/34	1,323	1,262,437
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M2
1.199%(c)	07/25/34	799	752,045
Series 2004-6, Class 1A1
0.734%(c)	12/25/34	1,095	1,036,294
Series 2004-6, Class M1
1.094%(c)	10/25/34	1,003	965,658
Series 2004-6, Class M2
1.169%(c)	10/25/34	731	686,604
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%	10/25/34	1,144	1,107,370
Series 2004-1, Class M2
5.115%	04/25/34	2,555	2,357,178
Series 2004-2, Class M1
5.692%	07/25/34	176	172,127
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.514%(c)	11/25/35	980	962,145
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.624%(c)	12/25/33	167	163,324
Series 2004-2, Class M2
1.124%(c)	07/25/34	739	698,819
Series 2005-D, Class 2A3
0.444%(c)	11/25/35	120	119,074
FRT Trust,
Series 2013-1A, Class AR, 144A(g)
4.210%	10/25/18	4	4,198
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	174	174,538
GSAMP Trust,
Series 2003-HE1, Class M1
1.461%(c)	06/20/33	500	484,927
Series 2004-NC2, Class M1
1.244%(c)	10/25/34	706	652,162
Series 2006-HE3, Class A2C
0.354%(c)	05/25/46	914	817,685
Series 2007-SEA1, Class A, 144A
0.494%(c)	12/25/36	522	484,742
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	171	171,017
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	389	388,611

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust,
Series 2003-1, Class M1
1.694%(c)	06/25/33	652	$627,778
Series 2004-6, Class M2
1.094%(c)	12/25/34	181	154,749
Series 2004-7, Class M1
1.124%(c)	01/25/35	456	431,156
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.394%(c)	11/25/34	773	719,666
Series 2004-C, Class M1
1.034%(c)	03/25/35	1,151	1,045,511
Series 2004-C, Class M2
1.094%(c)	03/25/35	443	391,649
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.034%(c)	07/25/31	1,502	1,395,674
Series 2003-4, Class M2
2.819%(c)	08/25/33	176	168,944
Series 2004-1, Class M3
1.244%(c)	02/25/34	1,860	1,777,127
Series 2004-5, Class A5
0.754%(c)	09/25/34	496	436,745
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.213%(c)	04/25/33	202	191,926
Series 2004-WMC2, Class M1
1.094%(c)	04/25/34	1,041	972,936
Series 2005-NC1, Class M2
0.944%(c)	12/25/34	1,252	1,198,532
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.169%(c)	07/25/34	429	388,669
Series 2005-NC1, Class M2
1.274%(c)	10/25/35	775	693,040
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.049%(c)	01/25/34	755	717,914
Series 2004-HE6, Class M1
1.019%(c)	08/25/34	1,500	1,431,135
Series 2004-HE6, Class M2
1.094%(c)	08/25/34	262	246,500
Series 2004-NC2, Class M2
1.994%(c)	12/25/33	350	318,298
Series 2004-NC7, Class M2
1.124%(c)	07/25/34	1,012	973,266
Series 2004-OP1, Class M3
1.214%(c)	11/25/34	132	119,727
Series 2004-SD1, Class A
0.994%(c)	08/25/34	854	803,229
Series 2004-WMC2, Class M1
1.109%(c)	07/25/34	806	768,657
Series 2005-HE1, Class M3
0.974%(c)	12/25/34	472	393,744
Series 2005-WMC1, Class M2
0.929%(c)	01/25/35	2,211	2,139,324
Series 2004-NC5, Class M1
1.094%(c)	05/25/34	913	833,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.619%(c)	02/25/33	282	$253,190
Series 2002-NC5, Class M1
1.604%(c)	10/25/32	288	271,681
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.924%(c)	10/25/33	1,449	1,400,229
Series 2003-6, Class M1
1.274%(c)	01/25/34	835	777,036
Series 2003-B, Class M2
2.669%(c)	11/25/33	438	417,786
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	350,997
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.119%(c)	02/25/33	47	43,794
Series 2003-2, Class M1
1.169%(c)	04/25/33	1,000	891,834
Series 2003-3, Class M1
1.169%(c)	06/25/33	658	606,254
Series 2003-4, Class M1
1.214%(c)	07/25/33	430	377,684
Series 2004-2, Class M2
1.769%(c)	05/25/34	243	191,875
RAMP Trust,
Series 2004-RS9, Class MII1
1.169%(c)	09/25/34	1,104	1,038,395
Series 2006-EFC2, Class A3
0.354%(c)	12/25/36	1,596	1,531,879
RASC Trust,
Series 2001-KS3, Class AII
0.654%(c)	09/25/31	1,393	1,299,149
Series 2005-KS2, Class M1
0.839%(c)	03/25/35	1,025	935,526
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1.074%(c)	08/25/33	1,192	1,118,812
Series 2003-2, Class M2A
3.199%(c)	08/25/33	557	503,181
Series 2003-3, Class A
0.694%(c)	12/25/33	2,199	2,091,568
Series 2003-3, Class M1
0.924%(c)	12/25/33	1,371	1,249,754
Series 2004-1, Class AV3
0.664%(c)	05/25/34	775	748,107
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
7.910%(c)	07/25/30	127	123,864
Series 2003-2, Class M2
2.819%(c)	06/25/33	477	407,514
Series 2004-2, Class AF3
4.707%(c)	08/25/35	675	678,234
Series 2004-2, Class MV2
1.994%(c)	08/25/35	1,216	1,152,588
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.094%(c)	11/25/34	950	880,706

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	180	$180,454
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.619%(c)	04/25/33	443	437,335
Series 2003-BC6, Class M1
1.319%(c)	07/25/33	647	615,511
Series 2003-BC10, Class A4
1.194%(c)	10/25/33	755	725,608
Series 2003-BC11, Class M2
2.744%(c)	10/25/33	976	965,619
Series 2004-6, Class M2
2.144%(c)	07/25/34	599	534,804
Series 2004-8, Class M2
1.124%(c)	09/25/34	909	805,624
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
1.169%(c)	10/25/34	967	916,543
Series 2004-2, Class M8A, 144A
4.694%(c)	10/25/34	736	687,634
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,416	1,406,554

			91,776,474

TOTAL ASSET-BACKED SECURITIES (cost $93,655,908)			95,515,976

BANK LOANS(c) — 0.1%
Altice Financing SA,
Term Loan
5.500%	07/02/19	64	63,735
Avago Technologies Cayman Ltd.,
Term Loan
3.750%	05/06/21	34	34,291
Avaya, Inc.,
Term Loan B-7
6.250%	04/30/20	143	138,980
Axalta Coating Systems U.S. Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	70	69,679
Dell International, Inc.,
Term Loan B-2
4.000%	04/29/20	44	44,242
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	93	92,366
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/25/21	27	17,467
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	75	20,625
First Data Corp.,
Term Loan C1
3.696%	03/24/18	90	89,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Floatel International Ltd.,
Initial Term Loan
6.000%	06/27/20	36	$23,064
Formula One Group,
Second Lien Facility
7.750%	07/29/22	80	78,871
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	09/01/22	100	99,563
iHeartCommunications, Inc.,
Tranche Term Loan D
6.944%	01/30/19	114	94,566
Tranche Term Loan E
7.694%	07/30/19	132	110,058
J.Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	118	90,835
NFR Energy,
Term Loan (Second Lien)
8.750%	12/31/18	100	16,750
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	19	18,739
PetSmart, Inc.,
Tranche Loan B-1
4.250%	03/11/22	43	42,656
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,300
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	189	188,889
ROC Finance LLC,
Funded Term Loan B
5.000%	06/20/19	97	91,813
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	29	29,059
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	113	110,975
Shelf Drilling Holdings Ltd.,
Term Loan
10.000%	10/08/18	40	22,000
Stallion Oilfield,
Loan
8.000%	06/11/18	48	34,402
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.683%	11/18/15	165	64,763
2017 Term Loan (Extending)
4.683%	10/10/17	725	276,319
Visant Corp.,
Initial Term Loan
7.000%	09/23/21	33	29,951
W&T Offshore, Inc.,
Loan

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
9.000%	05/10/20	20	$17,250

TOTAL BANK LOANS (cost $2,705,200)			2,041,378

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	133	133,381
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	829	834,488
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,028,947
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	934,196
Series 2007-PW16, Class AM
5.705%(c)	06/11/40	530	561,993
Series 2007-PW17, Class AMFL, 144A
0.883%(c)	06/11/50	855	839,474
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.255%(c)	07/15/44	212	211,515
COMM Mortgage Trust,
Series 2014-KYO, Class A, 144A
1.096%(c)	06/11/27	540	535,958
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.819%(c)	07/10/38	860	880,624
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	15	15,148
Fannie Mae-Aces,
Series 2014-M3, Class A2
3.476%(c)	01/25/24	1,660	1,796,005
Series 2015-M10, Class A2
3.092%(c)	04/25/27	1,081	1,111,510
Series 2015-M2, Class A3
3.049%(c)	12/25/24	2,631	2,745,018
Series 2015-M4, Class AV2
2.509%	07/25/22	2,000	2,048,278
Series 2015-M5, Class A1
2.870%(c)	03/25/25	2,691	2,758,781
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,197,619
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	781,096
Series 2013-M7, Class A2
2.280%	12/27/22	902	906,041
Series 2013-M13, Class A2
2.540%(c)	04/25/23	1,413	1,443,699
Series 2014-M9, Class A2
3.103%(c)	07/25/24	1,525	1,590,638
FHLMC Multifamily Structured Pass-Through Certificates,
Series K305, Class A2
3.458%(c)	08/25/23	2,650	2,833,433
Series K708, Class X1, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1.611%(c)	01/25/19	12,196	$523,892
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.475%(c)	08/10/44	1,300	1,336,569
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,521,814
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A4
5.399%	05/15/45	362	367,588
Series 2006-LDP8, Class D
5.618%(c)	05/15/45	500	500,033
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	812,483
Series 2007-C2, Class A3
5.430%	02/15/40	814	848,081
Series 2007-C7, Class A3
5.866%(c)	09/15/45	403	434,260
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	687,708
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.239%(c)	11/14/42	65	64,962
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,031,680
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	711,325
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,513,383
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	275	273,265
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	818,592
NorthStar (Cayman Islands),
Series 2013-1A, Class A, 144A
2.044%(c)	08/25/29	726	731,466
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.542%(c)	05/10/45	1,100	1,143,846
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	511,565
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	411	418,171
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.319%(c)	03/15/45	765	723,744

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,292,827)			40,162,269

CONVERTIBLE BONDS — 4.7%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Austria (cont’d.)
4.250%	03/08/18	EUR	149	$724,442

Belgium — 0.1%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR	900	1,038,148
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	400	481,602

				1,519,750

China — 0.3%
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.250%	10/15/18		704	754,160
Sr. Unsec’d. Notes, 144A
1.000%	07/01/20		1,500	1,355,625
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.370%(s)	02/26/18		750	796,875
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.790%(s)	06/27/18	HKD	8,000	1,072,251
Kingsoft Corp. Ltd.,
Sr. Unsec’d. Notes
1.250%	04/11/19	HKD	4,000	481,287
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	08/15/20		400	349,250
1.750%	08/15/21		200	168,250
2.500%	09/15/18		600	577,125
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
2.490%(s)	11/07/18		600	648,000
SINA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		608	575,320
SouFun Holdings Ltd.,
Sr. Unsec’d. Notes
2.000%	12/15/18		166	158,219
Tong Jie Ltd.,
Gtd. Notes
2.207%(s)	02/18/18	HKD	4,000	524,513
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		474	519,326

				7,980,201

Czech Republic
CEZ MH BV,
Gtd. Notes, MTN
2.087%(s)	08/04/17	EUR	400	449,197

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	EUR	500	1,425,977
Solidium Oy,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Finland (cont’d.)
0.944%(s)	09/04/18	EUR 500	$621,222

			2,047,199

France — 0.3%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR 44	500,901
Alcatel-Lucent,
Sr. Unsec’d. Notes
0.125%	01/30/20	EUR 275	1,336,871
4.250%	07/01/18	EUR 225	1,022,009
AXA SA,
Sub. Notes
3.750%	01/01/17	EUR 513	1,594,364
Cap Gemini SA,
Sr. Unsec’d. Notes
11.533%(s)	01/01/19	EUR 649	639,301
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
18.668%(s)	01/01/17	EUR 236	365,522
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN
14.940%(s)	12/06/16	EUR 622	513,451
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
0.875%	04/01/19	EUR 505	564,801
3.340%	01/01/17	EUR 270	302,575
Misarte,
Gtd. Notes
3.250%	01/01/16	EUR 363	641,862
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	EUR 25	720,062
Suez Environnement Co.,
Sr. Unsec’d. Notes
1.900%(s)	02/27/20	EUR 23	529,734
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
—%(s)	01/01/22	EUR 1	459,931
13.970%(s)	07/01/21	EUR 125	450,172

			9,641,556

Germany — 0.3%
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR 800	1,145,117
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR 300	493,195
Fresenius SE & Co. KGaA,
Gtd. Notes
0.740%(s)	09/24/19	EUR 600	879,957
Haniel Finance Deutschland GmbH,
Gtd. Notes
1.053%(s)	05/12/20	EUR 500	554,513
RAG-Stiftung,
Sr. Unsec’d. Notes
0.340%(s)	12/31/18	EUR 700	835,138
Sr. Unsec’d. Notes, MTN

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
2.607%(s)	02/18/21	EUR	500	$618,065
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17		2,750	2,839,375

				7,365,360

Hong Kong — 0.1%
China Overseas Finance Investment Cayman IV Ltd.,
Gtd. Notes
3.350%(s)	02/04/21		600	683,250
Newford Capital Ltd.,
Gtd. Notes
2.470%(s)	05/12/16		200	218,500
Shine Power International Ltd.,
Gtd. Notes
1.000%(s)	07/28/19	HKD	6,000	733,544

				1,635,294

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	800	944,968

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		1,200	1,096,500

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		529	717,456

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.625%	01/18/16	EUR	900	1,075,458
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	900	1,395,863

				2,471,321

Japan — 0.4%
ABC-Mart, Inc.,
Sr. Unsec’d. Notes
8.634%(s)	02/05/18	JPY	20,000	244,029
Asics Corp.,
Sr. Unsec’d. Notes
3.140%(s)	03/01/19	JPY	80,000	811,070
Chugoku Electric Power Co., Inc. (The),
Sr. Unsec’d. Notes
1.771%(s)	03/25/20	JPY	90,000	809,299
Joyo Bank Ltd. (The),
Sr. Unsec’d. Notes
0.120%(s)	04/24/19		600	613,500
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes
1.420%(s)	09/26/18	JPY	60,000	528,904
LIXIL Group Corp.,
Sr. Unsec’d. Notes
0.910%(s)	03/04/20	JPY	60,000	497,020

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.700%(s)	12/11/24		JPY	40,000	$351,102
3.100%(s)	10/03/23		JPY	40,000	420,123
NH Foods Ltd.,
Sr. Unsec’d. Notes
3.930%(s)	09/26/18		JPY	60,000	595,799
Resorttrust, Inc.,
Sr. Unsec’d. Notes
1.690%(s)	12/01/21		JPY	100,000	954,445
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.390%(s)	04/25/18			400	400,000
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
1.109%(s)	12/11/20		JPY	70,000	617,784
Terumo Corp.,
Sr. Unsec’d. Notes
1.140%(s)	12/06/21		JPY	60,000	564,540
1.440%(s)	12/04/19		JPY	60,000	558,913
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.250%(s)	12/19/19		JPY	90,000	810,236
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.040%(s)	08/31/21		JPY	40,000	439,295
1.790%(s)	08/30/19		JPY	60,000	618,305
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes
0.770%(s)	06/28/19		JPY	130,000	1,178,469
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes
1.978%(c)(s)	03/26/20			500	531,125

					11,543,958

Malaysia
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes
0.390%(s)	09/18/21			800	732,000
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.570%(s)	10/24/18		SGD	750	546,801

					1,278,801

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
0.804%(s)	05/28/20		EUR	2,600	2,916,876
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16			800	811,000
3.750%	03/15/18			700	721,000

					4,448,876

Netherlands
NXP Semiconductors NV,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/19	(a)		1,200	1,325,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
0.875%	05/06/19	EUR	500	$688,601

Russia
Yandex NV,
Sr. Unsec’d. Notes
1.125%	12/15/18		505	432,748

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	2,000	1,371,702

South Africa — 0.1%
Shoprite Investments Ltd.,
Gtd. Notes
6.500%	04/03/17	ZAR	1	410,694
Steinhoff Finance Holdings GmbH,
Gtd. Notes
4.000%	01/30/21	EUR	400	666,533
Gtd. Notes, MTN
4.500%	03/31/18	EUR	550	1,034,788

				2,112,015

Spain — 0.2%
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	600	788,609
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	600	723,677
CaixaBank SA,
Sr. Unsec’d. Notes, MTN
4.500%	11/22/16	EUR	300	192,887
Criteria CaixaHolding SA,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	468,193
OHL Investments SA,
Sec’d. Notes
4.000%	04/25/18	EUR	300	297,174
Telefonica Participaciones SAU,
Gtd. Notes
4.900%	09/25/17	EUR	1,000	1,063,323
Telefonica SA,
Sr. Unsec’d. Notes, MTN
6.000%	07/24/17	EUR	900	1,196,742

				4,730,605

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
2.000%(s)	05/15/19	SEK	5,000	650,303
Sr. Unsec’d. Notes, RegS
1.875%	02/27/17	EUR	500	604,517

				1,254,820

Switzerland — 0.1%
STMicroelectronics NV,
Sr. Unsec’d. Notes
0.260%(s)	07/03/19		200	193,160
1.000%	07/03/21		1,000	989,200

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Switzerland (cont’d.)
Swiss Life Holding AG,
Sr. Unsec’d. Notes
2.010%(s)	12/02/20	CHF	475	$557,660

				1,740,020

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.950%(s)	09/05/18		600	699,000

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,700	1,879,834
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes, MTN
1.000%	03/12/18		800	805,200

				2,685,034

United Kingdom — 0.2%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP	100	147,682
British Land Jersey Ltd.,
Gtd. Notes, MTN
1.500%	09/10/17	GBP	600	1,115,271
British Land White 2015 Ltd.,
Gtd. Notes
0.505%(s)	06/09/20	GBP	300	453,007
Fiat Chrysler Automobile,
Sub. Notes
7.875%	12/15/16		23	2,728,260
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	EUR	300	630,586
Intu Jersey Ltd.,
Gtd. Notes, REIT
2.500%	10/04/18	GBP	200	330,716
J Sainsbury PLC,
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	400	602,829
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17		800	722,000

				6,730,351

United States — 2.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		661	1,245,159
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18		621	634,973
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
1.375%	01/01/20		367	359,431
CenterPoint Energy, Inc.,
Sub. Notes
3.943%(c)	09/15/29		1,197	695,816

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		497	$310,314
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	(a)	1,132	973,520
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19	(a)	1,168	1,231,510
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19		639	454,489
3.125%	05/15/24		997	628,110
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16		496	1,053,070
FireEye, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	06/01/35		1,320	1,167,375
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37		369	629,837
2.000%(c)	03/01/42		512	690,560
Horizon Pharma Investment Ltd.,
Gtd. Notes, 144A
2.500%	03/15/22		400	387,500
Host Hotels & Resorts LP,
Gtd. Notes, REIT, 144A
2.500%	10/15/29		142	177,145
IAS Operating Partnership LP,
Gtd. Notes, REIT, 144A
5.000%	03/15/18		183	172,935
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18		796	632,820
Illumina, Inc.,
Sr. Unsec’d. Notes
1.303%(s)	06/15/19	(a)	1,399	1,534,528
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/15/22		750	676,875
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35		1,748	2,122,727
3.250%	08/01/39		1,140	1,719,975
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	11/15/21		627	570,570
Jarden Corp.,
Gtd. Notes
1.125%	03/15/34		898	1,027,087
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21	(a)	800	813,000
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16		1,484	1,677,847
Lennar Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
3.250%	11/15/21		346	$711,679
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43		666	995,670
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23	(a)	776	733,805
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		400	574,000
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		445	779,863
Sr. Sub. Notes, 144A
1.625%	02/15/25		1,331	1,273,601
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	1,081	908,716
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		512	890,880
Navistar International Corp.,
Sr. Sub. Notes
4.750%	04/15/19		375	260,859
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		305	597,228
NRG Yield, Inc.,
Gtd. Notes, 144A
3.250%	06/01/20		75	64,453
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31		360	366,525
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17		463	583,669
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		1,193	1,569,541
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		313	361,515
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.000%	12/01/20		793	737,986
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
1.573%(s)	07/01/19		441	717,728
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20	(a)	1,515	1,779,178
1.000%	03/15/18		1,065	1,496,990
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18		721	702,975
QIAGEN NV,
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
0.375%	03/19/19		800	$874,880
Red Hat, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/19	(a)	635	761,206
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	333,246
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		960	1,176,000
SanDisk Corp.,
Sr. Unsec’d. Notes
0.500%	10/15/20	(a)	3,349	3,242,251
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18		658	740,661
SolarCity Corp.,
Sr. Unsec’d. Notes, 144A
1.625%	11/01/19		386	300,839
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19		556	517,775
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, REIT
4.550%	03/01/18		691	703,093
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20		1,671	951,426
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21		547	457,771
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		2,191	2,114,315
1.250%	03/01/21		408	386,500
1.500%	06/01/18		445	903,906
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36		340	400,988
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/19	(a)	743	649,661
1.000%	09/15/21		746	635,499
VEREIT, Inc.,
Sr. Unsec’d. Notes
3.750%	12/15/20		608	561,640
VeriSign, Inc.,
Jr. Sub. Notes
4.297%	08/15/37		1,017	2,122,352
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33		550	513,219
Whiting Petroleum Corp.,
Gtd. Notes, 144A
1.250%	04/01/20		1,134	923,501
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	02/15/20		380	361,475

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Yahoo!, Inc.,
Sr. Unsec’d. Notes
0.829%	12/01/18	(a)	1,123	$1,088,271

				58,414,509

TOTAL CONVERTIBLE BONDS (cost $138,775,879)				136,049,534

CORPORATE BONDS — 12.0%
Argentina
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25		200	173,500

Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	(a)	96	96,261
5.000%	09/30/43		179	181,050
6.420%	03/01/26		75	88,990
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC,
Gtd. Notes, 144A
7.125%	05/01/18		35	34,563
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	(a)	250	199,375
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
5.000%	02/22/17		225	235,415
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		300	336,612
6.250%	01/14/21		300	341,103
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		39	38,805
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18		400	399,062

				1,951,236

Azerbaijan
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30		300	280,086

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21		200	126,000

Belgium
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.625%	01/17/23		140	133,063
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		396	378,926
7.750%	01/15/19		180	211,520

				723,509

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21	(a)	134	$139,025
7.250%	06/01/21		38	39,425
8.250%	02/01/20	(a)	165	172,013
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		103	94,760
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23		95	61,987
7.875%	03/15/19		220	181,500
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	235	160,975

				849,685

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	210	213,150
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		20	19,554
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35		200	176,601
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26		72	73,053
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28		170	164,900
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23		51	51,127
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		58	58,171
2.375%	01/25/19	(a)	365	370,422
2.550%	11/06/22		340	334,033
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.450%	04/25/18		350	348,104
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42		20	15,659
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		295	286,648
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19		49	39,445
5.500%	09/15/18		28	24,220
6.125%	01/15/23	(a)	31	22,785
7.750%	03/15/20	(a)	200	171,000
Brookfield Residential Properties, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/25	(a)	19	17,907

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22		55	$52,387
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		69	69,000
1.550%	01/23/18		125	125,276
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		150	149,417
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42		77	55,716
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		285	359,156
Cascades, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22		93	88,350
Sr. Unsec’d. Notes, 144A
5.750%	07/15/23		35	33,425
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		525	577,133
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		280	255,288
4.450%	09/15/42	(a)	40	31,693
Concordia Healthcare Corp.,
Gtd. Notes, 144A
7.000%	04/15/23		73	63,875
Cott Beverages, Inc.,
Gtd. Notes
6.750%	01/01/20		50	51,375
Encana Corp.,
Sr. Unsec’d. Notes
5.150%	11/15/41		295	232,769
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20	(a)	40	26,800
7.000%	02/15/21	(a)	72	46,620
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21		160	146,000
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20		65	51,919
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	(a)	50	28,125
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		75	72,563
7.875%	11/01/22		40	38,400
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		155	150,350

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	(a)	375	$293,437
6.500%	03/15/21		25	20,500
7.000%	03/31/24		148	117,660
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20		40	37,400
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	90	75,375
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		51	47,940
5.250%	08/01/23		30	29,063
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23		50	49,594
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	231,759
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		2	1,590
6.500%	12/15/21		88	74,800
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	(a)	600	591,000
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	(a)	160	165,091
5.450%	10/01/43	(a)	95	101,023
8.750%	05/01/32		240	329,505
Royal Bank of Canada,
Covered Bonds
2.000%	10/01/18		477	483,544
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		150	167,095
6.100%	06/01/18	(a)	565	623,896
6.500%	06/15/38		75	89,858
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		150	124,788
6.250%	02/01/38		155	132,184
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		30	16,500
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23		280	170,800
4.750%	01/15/22		150	96,375
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		209	207,919
2.250%	11/05/19		200	201,193
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23		150	149,670
7.125%	01/15/19		100	115,807

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
7.250%	08/15/38		125	$154,915
Transcanada Trust,
Gtd. Notes
5.625%(c)	05/20/75		210	201,075
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19		65	60,775
Videotron Ltd.,
Gtd. Notes
5.000%	07/15/22		13	12,805
Gtd. Notes, 144A
5.375%	06/15/24		31	30,535

				10,297,887

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.875%	11/04/44		250	211,078
Sr. Unsec’d. Notes, RegS
4.875%	11/04/44		200	168,862

				379,940

China — 0.1%
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		254	237,907
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20		200	197,136
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23		249	259,089
Gtd. Notes, RegS
5.375%	10/17/43		400	436,509
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18		200	198,903

				1,329,544

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		200	208,200

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.750%	09/17/20		255	256,992

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19		57	59,993

France — 0.1%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20		200	210,500
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)	71	70,290

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
BNP Paribas SA,
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49	(a)	220	$221,375
BPCE SA,
Sub. Notes, 144A
5.700%	10/22/23		200	210,891
Credit Agricole SA,
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)	415	453,263
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44		80	85,052
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		600	578,250
6.250%	05/15/24	(a)	400	385,000
Orange SA,
Sr. Unsec’d. Notes
5.500%	02/06/44		85	92,592
9.000%	03/01/31		120	170,100
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	09/29/49		475	464,906
Total Capital Canada Ltd.,
Gtd. Notes
0.701%(c)	01/15/16		36	36,024
2.750%	07/15/23		270	259,117
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		100	97,341
2.875%	02/17/22		100	99,636
3.700%	01/15/24		120	123,454
3.750%	04/10/24		150	154,875

				3,712,666

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, RegS
7.750%	07/11/22		200	201,250

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		170	241,343
Gtd. Notes, 144A
2.250%	07/31/19		150	146,041
2.250%	09/03/19		620	607,213
2.950%	01/11/17		150	152,478
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		250	253,361
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes
1.125%	01/31/20		EUR 600	800,342
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20		35	34,913
4.750%	10/15/24		40	39,500
5.625%	07/31/19		50	53,375
5.875%	01/31/22		110	117,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		77	$82,967
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23		250	241,250
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
6.125%	08/17/26		160	197,468
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22		200	189,000
4.750%	04/29/25	(a)	535	490,194

				3,647,420

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	198,373

Hungary
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, RegS
5.500%	02/12/18		200	212,300
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes, RegS
6.250%	10/21/20		200	222,208

				434,508

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, MTN
4.000%	01/14/23		200	201,725

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
4.875%	05/03/22		400	379,988
6.000%	05/03/42		200	165,471
Sr. Unsec’d. Notes, MTN, RegS
6.450%	05/30/44		350	303,576
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, MTN, RegS
5.250%	10/24/42		500	395,000

				1,244,035

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20		700	729,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		35	35,294
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24		135	160,039

				925,083

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22		116	$111,098
3.650%	11/10/21		77	77,935
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		165	162,895

				351,928

Italy
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		200	213,531
Gtd. Notes, 144A
7.700%(c)	12/29/49		200	195,000

				408,531

Jamaica
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		300	301,500

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	200,291
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19		117	117,817
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18		400	407,390
4.100%	09/09/23		200	212,810
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18		267	267,819
SoftBank Group Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	(a)	200	193,680

				1,399,807

Kazakhstan
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, RegS
6.950%	07/10/42		200	156,240
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN
4.400%	04/30/23		200	168,000
5.750%	04/30/43		200	144,500
6.375%	04/09/21		200	195,750
9.125%	07/02/18		100	108,400
Sr. Unsec’d. Notes, RegS
6.000%	11/07/44		400	293,000
7.000%	05/05/20		100	101,150

				1,167,040

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	500	480,937

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%	02/15/25	(a)	200	$176,625
7.750%	05/15/22	(a)	200	182,000
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25		55	44,550
6.250%	03/01/21	(a)	55	49,603
7.000%	02/25/22	(a)	670	609,700
7.750%	10/15/39		40	32,600
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	116	118,320
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.875%	02/15/19	(a)	500	465,000
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	(a)	512	422,400
6.625%	12/15/22	(a)	291	226,980
7.250%	04/01/19		181	169,687
7.250%	10/15/20		1,540	1,412,950
7.500%	04/01/21	(a)	27	24,907
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21		204	134,640

				4,550,899

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20	(a)	200	218,460
6.125%	03/30/40		100	109,904
Sr. Unsec’d. Notes
1.336%(c)	09/12/16		350	349,908
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		200	212,740
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	(a)	285	255,075
6.125%	05/05/25	(a)	400	364,000
Sr. Sec’d. Notes, RegS
6.125%	05/05/25		200	182,000
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, RegS
5.750%	02/14/42		300	271,500
Petroleos Mexicanos,
Gtd. Notes
2.335%(c)	07/18/18		30	29,729
3.500%	07/18/18	(a)	10	10,110
4.875%	01/24/22		1,380	1,366,490
4.875%	01/18/24		280	271,012
5.500%	01/21/21		100	105,145
6.500%	06/02/41		970	892,206
6.625%	06/15/35		660	618,750
Gtd. Notes, 144A
5.625%	01/23/46		110	89,523
Gtd. Notes, MTN

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
5.625%	01/23/46		160	$130,216

				5,476,768

Morocco
OCP SA,
Sr. Unsec’d. Notes, RegS
6.875%	04/25/44		200	200,200

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		200	202,802
Sub. Notes, 144A
4.750%	07/28/25	(a)	245	243,064
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		88	113,708
Bluewater Holding BV,
Gtd. Notes, RegS, 144A
10.000%	12/10/19		200	138,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
5.250%	08/04/45		250	252,998
Gtd. Notes
3.875%	02/08/22	(a)	375	394,949
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		30	29,986
3.400%	04/01/22		300	306,135
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	183,017
Neptune Finco Corp.,
Gtd. Notes, 144A
6.625%	10/15/25		200	201,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		300	303,000
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.625%	06/15/22	(a)	400	397,000
5.750%	02/15/21		300	312,000
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		84	80,220
5.000%	10/01/25		192	180,240
5.625%	11/01/24	(a)	22	21,945
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		150	144,721
3.400%	08/12/23		175	178,816
4.300%	09/22/19		150	163,334
4.550%	08/12/43		275	276,721
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		500	470,000

				4,593,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	750	$761,250
9.875%	08/15/19	369	381,915
Sr. Sec’d. Notes
5.750%	10/15/20	415	419,150
7.125%	04/15/19	100	101,625

			1,663,940

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	166,697
2.450%	01/17/23	155	147,766
2.750%	11/10/21	46	46,077
6.700%	01/15/18	20	22,290
7.250%	09/23/27	160	212,509

			595,339

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	200	182,000

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	200	259,000

Russia — 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17	600	595,938
Russian Railways via RZD Capital PLC,
Sr. Unsec’d. Notes, MTN
5.739%	04/03/17	200	203,753
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes, RegS
5.375%	02/13/17	600	603,934
6.025%	07/05/22	200	188,400

			1,592,025

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD 1,250	804,610

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	200	188,186
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21	200	187,850

			376,036

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	125	97,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
South Korea (cont’d.)
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17		510	$510,408

				607,908

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18		151	154,440
5.134%	04/27/20		102	112,405

				266,845

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17		200	205,000

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18		300	299,252
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		1,325	1,324,063
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		309	310,142
Svenska Handelsbanken AB,
Gtd. Notes, MTN
2.400%	10/01/20		565	565,884
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	(a)	530	532,053

				3,031,394

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19		100	111,178
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		250	250,415
Credit Suisse AG,
Sub. Notes, 144A
6.500%	08/08/23		205	220,631
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49		300	312,375
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		31	24,451
5.550%	10/25/42	(a)	350	257,250
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		150	164,461
5.875%	12/20/17		200	217,766
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19	(a)	900	903,861

				2,462,388

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tunisia
Banque Centrale de Tunisie SA,
Sr. Unsec’d. Notes, RegS
5.750%	01/30/25		200	$190,500

United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24		800	873,000
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	(a)	35	27,300

				900,300

United Kingdom — 0.4%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24		200	199,000
6.500%	07/15/22		250	261,250
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24		100	101,203
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19		395	401,758
Sub. Notes
7.625%	11/21/22		200	224,125
7.750%(c)	04/10/23		435	465,994
Barclays PLC,
Jr. Sub. Notes
8.250%(c)	12/29/49		200	208,309
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		205	213,219
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	(a)	106	105,841
2.750%	05/10/23		220	211,215
3.245%	05/06/22		790	795,080
3.814%	02/10/24	(a)	350	357,422
Gtd. Notes, MTN
2.241%	09/26/18		200	202,759
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30	(a)	50	74,559
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
4.500%	04/15/20		395	375,250
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22		330	329,430
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		620	671,815
4.750%	01/19/21		300	332,984
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		250	262,587
4.875%	01/14/22		220	242,837

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Imperial Tobacco Finance PLC,
Gtd. Notes, 144A
3.750%	07/21/22		360	$363,410
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.250%	11/15/19		250	240,625
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(c)	04/30/49		330	336,897
Sub. Notes
4.500%	11/04/24	(a)	400	402,100
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25		225	230,078
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		200	199,088
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
7.500%(c)	12/29/49		200	199,562
Sub. Notes
6.100%	06/10/23	(a)	75	80,591
6.125%	12/15/22		680	735,901
Royal Bank of Scotland PLC (The),
Gtd. Notes
6.125%	01/11/21		97	112,883
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22		200	205,084
Santander UK Group Holdings PLC,
Sub. Notes, 144A
5.625%	09/15/45		200	198,305
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	300	299,696
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		180	181,125
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18		100	99,227
2.500%	09/26/22		150	139,100
6.150%	02/27/37		175	188,772

				10,249,081

United States — 9.6%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	(a)	245	241,174
6.150%	02/15/41		50	57,024
6.900%	03/01/19		100	115,011
9.500%	07/15/24		200	275,260
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		179	179,532
3.600%	05/14/25		395	389,575
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		15	14,775

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	02/15/23		25	$25,125
6.125%	03/15/21	(a)	23	23,920
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		100	104,000
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		152	52,440
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	164,902
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	(a)	350	350,307
3.450%	03/15/22		245	242,192
3.850%	06/15/24		265	259,579
4.750%	03/15/45	(a)	65	59,017
4.850%	06/15/44		100	91,143
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		460	458,867
3.250%	10/01/22		187	182,360
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23		150	159,375
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23	(a)	410	369,000
6.250%	10/15/21	(a)	530	546,563
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	264,105
4.500%	12/01/23		135	140,844
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		144	99,540
7.000%	07/01/24		109	67,580
7.500%	08/15/22		10	6,400
7.750%	08/01/20		46	29,785
AECOM,
Gtd. Notes, 144A
5.750%	10/15/22	(a)	110	110,619
5.875%	10/15/24	(a)	288	290,160
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21		33	34,155
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	100	88,650
5.500%	04/15/25	(a)	200	175,000
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		250	248,692
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	185,806
4.400%	06/01/43		83	80,766
5.250%	08/15/19		150	164,510
5.875%	03/15/41		100	116,790

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		100	$87,000
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	193,515
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		6	6,015
7.625%	04/15/20		530	594,925
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		75	72,949
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.607%(s)	02/15/19	(a)	746	781,435
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	95,090
3.850%	12/01/42		70	63,909
6.000%	03/01/39		95	115,128
Albertsons Holdings LLC/Safeway, Inc.,
Sec’d. Notes, 144A
7.750%	10/15/22		240	257,172
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	235	223,837
5.870%	02/23/22		125	128,750
6.750%	01/15/28		205	211,150
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		110	111,650
Gtd. Notes, 144A
6.375%	07/01/23		12	12,180
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		46	44,735
7.875%	11/01/20		34	32,983
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20		350	349,409
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/23		82	70,520
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		48	46,800
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	143,470
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19	(a)	440	433,264
8.000%	11/01/31		155	179,558
Sr. Unsec’d. Notes
3.250%	02/13/18	(a)	42	41,370
3.600%	05/21/18		56	55,370
4.125%	03/30/20	(a)	800	791,000
4.625%	05/19/22		22	21,643

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.125%	09/30/24		500	$493,750
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		185	186,967
2.850%	08/09/22		651	636,042
4.000%	01/31/24		150	155,343
4.250%	08/09/42		70	64,708
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23		35	33,513
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24		145	148,425
4.950%	12/05/44	(a)	100	102,156
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		125	121,563
5.875%	02/15/22		111	111,555
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		150	141,375
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		180	183,689
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		440	469,689
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		150	149,625
American Express Centurion Bank,
Sr. Unsec’d. Notes, MTN
6.000%	09/13/17		250	271,013
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		603	587,253
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	(a)	165	173,346
4.500%	07/16/44	(a)	125	122,737
4.800%	07/10/45		405	413,449
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.450%	09/15/21		475	477,145
3.500%	01/31/23		240	231,217
4.000%	06/01/25		135	131,722
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43		225	223,254
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		250	263,035
4.300%	12/01/42		47	47,170
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	(a)	75	76,875
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	292,905

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	(a)	250	$255,343
3.625%	05/22/24		260	260,762
6.375%	06/01/37		200	237,042
6.400%	02/01/39		137	162,507
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		410	378,994
6.625%	06/01/21		123	116,850
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		55	55,825
5.625%	07/15/22		75	74,906
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	403,407
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	315	305,464
4.500%	07/15/44	(a)	65	57,817
6.375%	09/15/17		685	739,204
8.700%	03/15/19		100	117,945
Anixter, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		195	192,075
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		230	197,800
5.375%	11/01/21		115	101,200
6.000%	12/01/20		2	1,850
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	205,869
3.300%	01/15/23		140	138,542
4.625%	05/15/42		185	182,285
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		100	97,358
4.750%	04/15/43	(a)	170	153,402
5.100%	09/01/40		145	138,461
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	156,458
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		364	352,783
3.850%	05/04/43		585	533,512
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		597	603,716
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	78,172
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,294
6.000%	04/01/20		150	166,100
7.500%	01/15/27		100	120,199

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	(a)	450	$421,313
Sr. Unsec’d. Notes
3.875%	04/15/18	(a)	35	35,263
Associates Corp. of North America,
Gtd. Notes
6.950%	11/01/18		97	110,626
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22		622	591,254
3.000%	02/15/22		530	520,148
3.400%	05/15/25		185	176,582
3.875%	08/15/21		895	929,524
4.300%	12/15/42	(a)	810	696,078
4.350%	06/15/45		250	214,583
4.450%	05/15/21	(a)	355	378,944
4.800%	06/15/44	(a)	50	46,225
5.500%	02/01/18		110	119,190
6.300%	01/15/38		75	82,520
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	359,456
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		349	349,694
6.125%	11/01/23	(a)	35	35,175
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	153	70,380
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		367	290,847
AVINTIV Specialty Materials, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		94	97,643
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		325	314,610
Gtd. Notes, 144A
5.125%	06/01/22		127	122,555
5.250%	03/15/25		20	18,500
Axiall Corp.,
Gtd. Notes
4.875%	05/15/23		60	50,400
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		208	200,200
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	50,125
5.250%	07/01/25	(a)	40	39,425
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		315	312,173
3.350%	07/01/23		230	233,489
3.500%	11/15/21		110	115,311
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	370	361,213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.100%(c)	12/29/49		340	$331,500
8.000%(c)	07/29/49		350	365,750
Sr. Unsec’d. Notes
5.750%	12/01/17		200	216,189
6.000%	09/01/17		130	140,107
7.625%	06/01/19		675	794,426
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	(a)	350	351,294
3.300%	01/11/23		304	301,676
3.875%	08/01/25		290	294,028
5.000%	05/13/21		350	385,659
5.000%	01/21/44		155	163,228
5.625%	07/01/20		150	169,181
5.650%	05/01/18		250	272,777
Sub. Notes, MTN
3.950%	04/21/25		505	491,282
4.250%	10/22/26		240	237,268
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49	(a)	550	541,750
Sr. Unsec’d. Notes
3.550%	09/23/21		150	157,600
5.450%	05/15/19		100	111,265
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		247	249,208
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		40	18,700
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	06/23/25		415	415,643
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		91	90,971
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		200	201,002
2.050%	06/19/18		83	83,835
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
6.375%	10/01/23		41	41,103
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		100	98,465
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	(a)	505	510,648
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		22	20,350
5.500%	09/01/22	(a)	275	266,063
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34		300	327,528
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		400	398,481
3.750%	11/15/23		390	401,835
4.500%	02/01/45		110	109,038

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.125%	04/01/36		130	$156,538
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43		195	187,848
5.750%	01/15/40		180	210,130
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22		178	186,576
3.750%	08/15/21		350	374,624
4.500%	02/11/43	(a)	125	124,561
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		115	108,387
5.500%	05/15/22		55	53,487
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		240	241,891
5.200%	09/15/45		185	186,674
BioMed Realty LP,
Gtd. Notes, REIT
2.625%	05/01/19		806	779,871
Blackboard, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	11/15/19		250	210,000
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23		27	26,933
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23		118	122,720
10.000%	10/15/25		185	192,169
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		98	93,100
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	125	120,000
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		175	238,698
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		150	145,881
3.800%	02/01/24		50	50,873
3.850%	02/01/23	(a)	305	312,399
4.125%	05/15/21		150	159,760
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	(a)	127	128,905
Branch Banking & Trust Co.,
Sub. Notes
3.625%	09/16/25		565	565,457
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		240	85,800
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20		55	59,400

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		165	$166,491
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		115	113,842
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		70	69,125
6.000%	10/15/25		45	45,450
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		100	119,473
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	525,986
4.100%	06/01/21		360	385,284
4.150%	04/01/45	(a)	220	204,971
4.450%	03/15/43		155	150,231
7.950%	08/15/30		100	141,533
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		170	151,300
CalAtlantic Group, Inc.,
Gtd. Notes
5.875%	11/15/24		50	51,250
8.375%	01/15/21	(a)	50	58,750
Caleres, Inc.,
Gtd. Notes, 144A
6.250%	08/15/23		34	34,085
California Resources Corp.,
Gtd. Notes
5.000%	01/15/20	(a)	44	28,297
5.500%	09/15/21	(a)	46	28,060
6.000%	11/15/24	(a)	174	103,639
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	(a)	358	368,740
Sr. Unsec’d. Notes
5.500%	02/01/24		75	69,750
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		805	782,994
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23		40	39,669
4.750%	07/15/21		200	218,158
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	(a)	625	620,901
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		152	152,000
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19		250	294,955
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		185	181,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17		130	$129,872
2.850%	06/01/22		225	224,160
7.150%	02/15/19		200	233,489
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44		140	135,854
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	105,814
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.625%	01/31/22		140	141,050
7.375%	06/01/20		900	934,875
Gtd. Notes, 144A
5.375%	05/01/25	(a)	350	318,937
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	(a)	340	340,180
4.908%	07/23/25		290	288,609
6.384%	10/23/35		47	47,552
6.484%	10/23/45	(a)	145	146,283
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	(a)	57	57,416
5.500%	12/01/24		19	19,000
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		28	27,930
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		48	48,600
5.375%	06/01/24		35	35,087
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		35	32,987
Celgene Corp.,
Sr. Unsec’d. Notes
2.875%	08/15/20	(a)	115	116,043
3.250%	08/15/22	(a)	65	65,102
3.550%	08/15/22		135	137,038
3.875%	08/15/25		150	150,028
3.950%	10/15/20		100	106,474
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		56	55,720
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		100	107,115
5.850%	01/15/41		110	127,114
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18		100	111,188
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	390	395,363

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23		825	$721,875
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		61	48,495
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22		75	51,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	118	103,914
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		120	110,200
5.375%	03/15/44	(a)	75	72,817
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		100	102,773
4.450%	07/22/20		25	27,578
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
6.625%	05/15/23	(a)	190	127,775
7.000%	05/15/25		32	21,040
Chesapeake Energy Corp.,
Gtd. Notes
3.571%(c)	04/15/19		50	35,500
4.875%	04/15/22	(a)	145	94,613
6.625%	08/15/20		350	260,092
6.875%	11/15/20		102	74,970
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	154,728
3.191%	06/24/23		95	96,274
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		157	166,813
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		41	43,767
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	234	238,963
7.125%	07/15/20		212	220,480
Sr. Sec’d. Notes
5.125%	08/15/18	(a)	48	49,080
5.125%	08/01/21		80	81,400
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		50	55,464
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		430	445,439
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		58	56,470
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		176	177,210

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		250	$238,750
5.125%	12/15/22		160	156,800
7.375%	06/15/21		100	104,500
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.450%	06/15/20		75	76,146
3.625%	03/04/24		630	660,446
4.450%	01/15/20		75	82,622
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		730	729,087
5.250%	03/15/18		175	179,813
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		495	513,563
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		75	73,313
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		83	79,265
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		120	117,900
5.950%(c)	12/29/49		455	434,087
6.300%(c)	12/29/49	(a)	371	356,958
Sr. Unsec’d. Notes
3.875%	10/25/23		820	845,557
4.450%	01/10/17		200	207,968
4.950%	11/07/43		260	269,723
8.125%	07/15/39	(a)	75	107,857
8.500%	05/22/19	(a)	340	410,501
Sub. Notes
4.300%	11/20/26		230	227,767
4.400%	06/10/25		370	372,122
4.450%	09/29/27	(a)	175	174,056
5.500%	09/13/25		115	125,084
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19		214	83,460
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		56	40,880
9.000%	03/15/19		974	776,765
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,758	1,764,593
6.500%	11/15/22		112	111,440
7.625%	03/15/20		814	816,035
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		83	76,775
Gtd. Notes, 144A
5.375%	02/01/25		15	14,250
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17		200	224,535

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		17	$9,350
8.500%	12/15/19		18	11,160
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	237,798
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	98,373
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		100	100,670
7.350%	11/15/19		150	177,623
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		111	58,830
CNH Industrial Capital LLC,
Gtd. Notes, 144A
3.875%	07/16/18		250	245,000
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20		19	19,380
5.250%	05/30/25		86	87,290
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		107	106,904
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	(a)	174	104,400
Colony Capital, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21		546	521,771
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
4.500%	06/01/25		360	349,456
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	279,072
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	(a)	280	286,216
4.650%	07/15/42		55	56,551
4.750%	03/01/44		330	344,325
6.450%	03/15/37		300	379,660
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		135	118,125
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25		388	372,239
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		11	10,753
5.500%	06/15/24		101	96,455
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		11	10,917

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		250	$213,750
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		40	10,000
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		49	34,055
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18		27	26,904
4.650%	01/25/43		87	79,210
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		93	88,583
6.500%	01/15/22		105	103,425
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		125	140,430
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		560	693,848
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	(a)	55	36,987
Gtd. Notes, 144A
8.000%	04/01/23		75	53,580
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		50	44,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/54	(a)	105	105,370
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		28	27,790
4.250%	05/01/23	(a)	366	364,627
4.750%	11/15/24		25	25,250
6.000%	05/01/22		35	38,237
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	172,564
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		29	30,016
Corrections Corp. of America,
Gtd. Notes, REIT
4.125%	04/01/20		400	398,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		30	28,575
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	172,626
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		61	52,808
Gtd. Notes, 144A
6.250%	04/01/23		45	38,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	119	$102,340
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
4.875%	04/15/22	(a)	23	23,909
5.250%	01/15/23		159	168,174
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		141	126,195
CSI Compressco LP/Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		45	36,675
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36		80	93,799
7.900%	05/01/17		200	220,325
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	(a)	310	304,906
3.875%	07/20/25		215	221,624
4.000%	12/05/23		414	438,618
4.875%	07/20/35	(a)	190	199,361
5.125%	07/20/45		180	193,492
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24	(a)	150	144,375
6.000%	09/15/23		325	327,437
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25		250	240,000
5.125%	07/15/24		111	109,002
5.750%	08/15/22		55	57,200
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		125	111,885
3.875%	03/15/23		14	11,693
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21		535	544,242
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	(a)	62	62,930
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		180	176,761
8.100%	05/15/30		230	330,745
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		87	93,998
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		273	283,783
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		425	229,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	102,594

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	06/15/45	135	$122,312
6.300%	01/15/19	100	111,949
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	100	122,355
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	81	52,969
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	67	70,350
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	576	579,753
5.000%	03/01/21	35	38,148
5.150%	03/15/42	212	199,212
6.350%	03/15/40	170	182,668
6.375%	03/01/41	170	182,139
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,320	1,312,199
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22	250	243,591
4.375%	06/15/21	300	312,563
4.875%	04/01/43	130	112,133
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	500	418,750
5.875%	07/15/22	127	112,395
5.875%	11/15/24	60	50,963
6.750%	06/01/21	1,706	1,643,083
7.875%	09/01/19	30	31,450
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	273	266,175
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23	187	194,013
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24	221	220,037
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24	200	199,923
3.900%	10/01/25	310	313,488
4.450%	03/15/21	611	658,375
4.700%	12/01/44	85	84,204
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	466	450,457
8.850%	09/15/21	90	114,631
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	60	62,550
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	73,799

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21		41	$47,099
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21		250	269,793
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,948
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		429	471,197
First Ref. Mortgage
6.000%	01/15/38		48	60,250
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		270	270,954
3.750%	04/15/24		235	241,940
5.050%	09/15/19		895	986,829
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	144,054
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43		100	98,665
4.200%	08/15/45		190	192,231
5.700%	04/01/35		100	118,958
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21		285	295,798
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		58	59,450
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		30	31,563
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	160	150,000
6.750%	11/01/19		39	39,097
7.375%	11/01/22	(a)	390	393,413
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23		109	110,090
5.375%	11/15/22		105	111,300
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		15	14,520
4.150%	02/15/43		67	63,164
Eagle Spinco, Inc.,
Gtd. Notes
4.625%	02/15/21	(a)	65	55,008
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	26,970
4.000%	11/02/32		24	23,047
Sr. Unsec’d. Notes
6.950%	03/20/19		65	75,664

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	$155,936
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		200	216,425
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		417	430,160
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		328	325,054
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19		6	6,390
Gtd. Notes, 144A
6.000%	02/15/21		115	111,119
Enable Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		305	268,969
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		60	59,400
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	12/15/20		15	15,600
7.750%	01/15/22		19	20,045
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	(a)	400	395,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		233	226,884
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		235	211,617
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		384	345,701
4.750%	01/15/26	(a)	625	575,054
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23		75	72,750
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	285	239,998
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		27	27,405
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		465	494,083
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	(a)	975	929,192
3.900%	02/15/24		735	721,624
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		42	41,895

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	234	$227,230
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		37	27,310
7.750%	09/01/22		200	160,000
9.375%	05/01/20	(a)	450	387,000
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		164	163,180
5.750%	01/01/25		24	23,820
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		375	402,731
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		19	19,012
5.625%	03/15/42		22	23,592
7.000%	10/15/37		150	186,530
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	216,048
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		180	196,181
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25		75	73,687
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		125	85,000
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		320	324,241
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		380	391,637
4.750%	11/15/21		440	475,064
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22		32	26,800
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		1,000	1,061,200
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45		115	104,169
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		25	25,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23		109	99,190
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	73,840
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	144,701

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18		200	$198,909
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		46	50,255
11.750%	08/15/21		135	149,850
12.625%	01/15/21		108	122,715
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	743	770,863
8.750%	01/15/22	(a)	1,111	1,160,995
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	(a)	110	108,900
6.750%	11/01/20		435	454,575
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39		175	174,073
Flextronics International Ltd.,
Gtd. Notes
5.000%	02/15/23		29	29,000
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		130	124,020
5.625%	04/01/34		100	120,588
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	85	79,734
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17		200	199,306
2.375%	03/12/19	(a)	200	198,411
3.000%	06/12/17		925	939,663
3.664%	09/08/24		505	490,121
4.134%	08/04/25		200	199,094
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		250	270,010
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27		100	82,199
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		300	225,000
3.875%	03/15/23		275	204,531
4.550%	11/14/24	(a)	475	353,875
5.400%	11/14/34		233	163,028
5.450%	03/15/43	(a)	95	66,025
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	(a)	15	15,225
6.000%	01/15/22		70	73,150
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.500%	04/15/20	(a)	70	68,075
9.250%	07/01/21		128	123,265
Sr. Unsec’d. Notes, 144A
8.875%	09/15/20		20	19,600
10.500%	09/15/22		135	131,625
11.000%	09/15/25		885	856,237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	80	$70,800
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		200	170,000
General Electric Capital Corp.,
Gtd. Notes
6.250%(c)	12/29/49		200	217,000
Gtd. Notes, MTN
3.100%	01/09/23		1,070	1,094,041
3.150%	09/07/22		350	360,615
4.375%	09/16/20		620	684,018
4.650%	10/17/21		250	281,197
5.500%	01/08/20		145	165,936
5.625%	05/01/18		555	614,418
5.875%	01/14/38		340	424,006
6.000%	08/07/19		100	115,655
6.750%	03/15/32		1,025	1,388,024
6.875%	01/10/39		100	140,012
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		85	85,215
4.125%	10/09/42		220	217,037
4.500%	03/11/44		280	290,163
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	173,279
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)	400	405,675
5.200%	04/01/45		170	159,535
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		250	251,533
3.250%	05/15/18		101	102,173
4.000%	01/15/25	(a)	380	359,860
4.750%	08/15/17		75	77,850
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		54	46,440
5.750%	02/15/21		37	33,670
6.000%	05/15/23		27	23,760
6.750%	08/01/22	(a)	25	23,463
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	(a)	200	186,000
GEO Group, Inc. (The),
Gtd. Notes, REIT
6.625%	02/15/21		350	364,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		225	226,047
3.700%	04/01/24	(a)	300	306,980
4.400%	12/01/21		200	216,728
4.500%	02/01/45		130	124,936
4.600%	09/01/35		45	45,039
4.750%	03/01/46	(a)	70	70,323
4.800%	04/01/44		85	85,496

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		30	$26,400
Gtd. Notes, 144A
7.000%	06/15/23		45	41,963
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23	(a)	140	142,100
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21		55	55,275
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		387	378,051
5.700%(c)	12/29/49	(a)	410	408,463
Sr. Unsec’d. Notes
2.750%	09/15/20	(a)	325	326,656
2.900%	07/19/18		520	533,495
3.500%	01/23/25		460	452,713
3.625%	01/22/23		125	126,629
4.000%	03/03/24		185	190,413
5.250%	07/27/21		350	390,334
5.750%	01/24/22		200	229,538
5.950%	01/18/18	(a)	350	382,378
6.150%	04/01/18		255	280,843
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		110	111,508
7.500%	02/15/19		600	701,282
Sub. Notes
5.150%	05/22/45	(a)	280	274,836
6.450%	05/01/36		455	531,173
6.750%	10/01/37		200	238,584
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		90	45,900
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22		225	239,063
8.750%	08/15/20		350	413,000
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		38	37,620
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		175	179,375
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	300,750
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	56	51,520
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		150	141,225
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	260	252,200

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Halcon Resources Corp.,
Sec’d. Notes, 144A
13.000%	02/15/22		186	$118,343
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		100	100,240
8.750%	02/15/21		100	126,517
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	121,135
Halyard Health, Inc.,
Gtd. Notes
6.250%	10/15/22		85	86,700
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		60	56,100
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.750%	08/01/18		35	36,050
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21		40	33,250
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45		125	120,649
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	60	63,900
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,427	1,412,730
5.875%	05/01/23		55	57,063
7.500%	02/15/22		1,502	1,697,260
Sr. Sec’d. Notes
3.750%	03/15/19		108	107,730
4.250%	10/15/19		90	90,900
4.750%	05/01/23		45	45,157
5.000%	03/15/24		121	121,303
5.250%	04/15/25		53	54,126
5.875%	03/15/22		78	83,655
6.500%	02/15/20	(a)	169	184,210
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		445	443,464
3.150%	08/01/22		75	72,997
3.750%	02/01/19		815	850,967
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		240	249,600
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	(a)	400	402,000
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19		65	66,950
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	(a)	46	45,425
Gtd. Notes, 144A
5.750%	09/15/25		250	242,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		177	$142,485
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	575	568,387
6.250%	10/15/22		125	125,313
7.375%	01/15/21	(a)	151	155,907
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		40	47,222
8.125%	02/15/19		205	239,413
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		100	103,390
4.375%	09/15/21		91	95,104
4.650%	12/09/21		211	223,759
6.000%	09/15/41		95	93,389
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		868	737,800
10.000%	04/15/20	(a)	33	31,639
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22		28	27,370
7.250%	10/01/20		50	52,563
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		180	153,000
5.750%	10/01/25		75	66,000
7.625%	04/15/21		125	122,500
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	09/01/23	(a)	135	135,337
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21	(a)	50	51,625
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		100	122,247
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		310	313,100
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		150	149,935
3.350%	09/15/25		155	157,847
3.750%	02/15/24		110	116,729
4.250%	04/01/46		105	105,755
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20		10	11,320
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		500	498,580
2.375%	11/13/19		240	239,485
2.750%	08/07/20	(a)	665	667,410

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
6.500%	06/15/19		134	$143,876
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		362	314,542
Gtd. Notes, 144A
5.125%	11/15/22	(a)	183	156,923
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		249	256,159
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		185	186,156
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		343	294,980
IHS, Inc.,
Gtd. Notes
5.000%	11/01/22		35	33,644
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(c)	12/21/65		215	196,725
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		275	254,375
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		260	249,897
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	(a)	410	420,250
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	50,055
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	100	88,000
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22		703	645,003
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		38	37,810
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		92	93,538
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		75	77,063
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		201	195,458
4.900%	07/29/45		220	227,737
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		208	212,188
4.000%	10/15/23		318	331,141

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	140	$138,188
3.375%	08/01/23		430	437,946
3.625%	02/12/24		110	113,350
4.000%	06/20/42		100	92,224
5.600%	11/30/39		50	56,452
6.220%	08/01/27		110	135,538
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		500	465,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	(a)	662	660,345
6.250%	05/15/19	(a)	550	585,750
8.250%	12/15/20	(a)	200	234,000
8.625%	01/15/22		190	228,950
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17		53	53,530
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		51	53,958
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		114	117,705
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		270	273,690
4.000%	01/30/24		103	108,067
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20		105	106,019
Gtd. Notes, REIT
5.750%	08/15/24		72	69,480
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	(a)	60	61,800
8.875%	06/15/20		50	53,125
Italics Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	164	156,620
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24		270	270,832
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		170	186,471
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		150	145,875
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18		264	423,060
7.500%	05/01/17		35	37,363
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		195	196,586

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		21	$21,000
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21		150	168,578
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		285	286,046
JM Huber Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/19		24	25,266
JM Smucker Co. (The),
Gtd. Notes, 144A
3.500%	03/15/25		325	322,979
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		75	69,375
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		59	59,009
1.700%	01/15/20		33	32,567
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	(a)	265	267,611
2.450%	09/11/20		100	100,819
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	102,485
5.000%	03/30/20		100	109,658
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	140	98,350
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		50	53,125
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	49,647
5.300%	10/01/41		175	190,880
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44		105	107,355
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		46	44,965
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		25	25,773
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	74,514
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	276	305,387
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23		100	97,581

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23		370	$359,099
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		330	291,959
5.000%	08/15/42		230	181,749
5.000%	03/01/43		285	222,734
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		100	106,000
8.750%	01/15/23		100	108,375
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		500	523,375
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		100	97,281
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	(a)	115	112,658
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42		395	405,142
6.125%	08/23/18		100	111,550
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45	(a)	265	280,648
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19		144	116,640
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		150	188,778
7.500%	04/01/31		200	257,810
7.700%	06/01/29		150	203,773
Sr. Unsec’d. Notes
2.200%	01/15/17		175	177,159
3.850%	08/01/23	(a)	385	397,592
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		225	239,063
6.625%	04/01/21		250	278,125
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		120	121,219
2.500%	11/01/18		105	106,166
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		43	45,903
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	(a)	100	95,500
6.950%	06/01/18		115	124,775
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	(a)	115	112,844

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21		22	$22,616
7.000%	06/01/20		103	106,605
8.625%	07/15/20		297	310,365
Gtd. Notes, 144A
5.125%	05/01/23	(a)	73	69,806
5.375%	05/01/25	(a)	347	329,431
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		60	58,800
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	(a)	75	77,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		75	82,207
7.800%	03/07/87		61	70,913
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	245,203
8.500%	05/15/25		100	126,847
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23		140	136,202
4.400%	02/15/24		190	197,469
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21		85	85,850
LIN Television Corp.,
Gtd. Notes
6.375%	01/15/21		90	93,600
Sr. Unsec’d. Notes, 144A
5.875%	11/15/22	(a)	45	44,663
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		50	54,970
6.250%	02/15/20		100	115,830
8.750%	07/01/19		85	103,822
LinkedIn Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	11/01/19		937	922,359
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21		56	11,620
7.750%	02/01/21		550	126,500
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		30	29,400
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		135	139,887
3.800%	03/01/45	(a)	85	77,517
4.070%	12/15/42		108	102,206
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45		10	10,340

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22		246	$251,046
4.375%	09/15/45		120	121,386
5.500%	10/15/35		100	115,372
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	255	241,593
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		45	46,125
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	69,604
4.300%	02/15/43		155	131,143
7.450%	07/15/17		195	214,136
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	207,909
5.150%	10/15/43		72	68,299
6.400%	07/15/18		250	277,311
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	13,580
4.750%	04/15/23		94	81,310
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		55	52,525
5.500%	04/15/25	(a)	145	129,231
5.625%	10/15/23		180	163,800
5.750%	08/01/22		143	137,995
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		55	50,473
4.875%	12/01/24	(a)	508	464,820
4.875%	06/01/25		110	101,178
5.500%	02/15/23		150	145,313
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		106	98,050
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25		75	75,937
5.950%	03/15/22		25	27,281
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		75	76,500
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18		174	176,399
2.500%	10/17/22		184	179,088
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		265	218,625
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		228	220,998
2.850%	03/15/23		160	155,106
4.883%	03/15/44		55	55,952

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		330	$346,525
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22		885	897,645
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		48	43,680
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		305	300,631
2.400%	09/15/22		70	68,270
2.800%	05/18/23		125	124,185
3.700%	02/10/45	(a)	185	169,736
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		68	73,355
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	(a)	510	504,900
6.400%	12/15/66	(a)	140	152,600
Sr. Unsec’d. Notes
4.125%	08/13/42		135	128,197
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23		540	537,723
3.875%	04/11/22		560	584,403
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20		250	246,250
6.000%	03/15/23	(a)	950	922,687
6.625%	12/15/21		240	246,000
6.750%	10/01/20		210	216,825
7.750%	03/15/22	(a)	545	580,425
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22		84	82,845
Sr. Unsec’d. Notes
5.500%	02/01/25		52	47,710
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	(a)	80	73,584
5.250%	01/15/24		354	324,795
5.625%	01/15/26		26	23,400
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		46	46,048
2.375%	02/12/22		85	84,786
2.375%	05/01/23		213	208,070
3.500%	11/15/42		330	295,116
3.625%	12/15/23		158	167,618
3.750%	02/12/45		180	166,317
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		160	163,200
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		116	100,579

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MMC Energy, Inc.,
First Lien(i)
8.875%	10/15/20		60	$—
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	(a)	80	61,600
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		160	157,522
5.550%(c)	12/29/49	(a)	486	478,710
Sr. Unsec’d. Notes
3.750%	02/25/23		425	435,299
3.875%	04/29/24		1,080	1,103,124
4.300%	01/27/45		205	194,827
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	(a)	372	372,039
3.700%	10/23/24		65	65,310
4.000%	07/23/25	(a)	135	137,969
5.500%	01/26/20	(a)	250	279,501
5.500%	07/28/21		450	508,554
5.625%	09/23/19		200	223,431
7.300%	05/13/19		600	700,579
Sub. Notes
3.950%	04/23/27		305	293,739
5.000%	11/24/25		350	372,128
Sub. Notes, MTN
4.350%	09/08/26		115	115,592
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		88	89,235
5.450%	11/15/33		281	296,053
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	(a)	35	36,400
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	(a)	251	251,000
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		30	30,300
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	34,237
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		290	289,493
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	385	349,471
5.000%	09/15/20	(a)	50	48,558
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	144,099
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		89	85,885
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		37	36,720

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		70	$66,237
6.500%	06/01/22		24	19,140
7.875%	10/01/20		67	60,970
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	196,955
9.375%	08/15/39		100	151,464
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		19	17,575
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19	(a)	15	10,950
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		137	110,285
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	(a)	215	235,548
4.450%	01/15/43	(a)	115	114,524
6.400%	04/30/40		103	128,644
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		75	78,563
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19		56	57,085
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	14,213
6.375%	12/15/23		20	19,600
Neiman Marcus Group Ltd.,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	260	267,800
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		190	193,800
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22		25	25,250
5.875%	02/15/25		25	25,687
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		100	127,396
7.125%	03/15/19		275	319,970
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		57	55,860
7.750%	06/15/26		6	5,730
8.000%	05/01/31		57	55,860
8.700%	05/01/30		3	3,030
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		30	25,800
New York Life Global Funding,
Sec’d. Notes, 144A
1.650%	05/15/17		200	201,425
2.100%	01/02/19		345	348,268

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		30	$27,450
5.625%	07/01/24		50	47,250
5.750%	01/30/22		120	116,400
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	400	412,000
Gtd. Notes, 144A
6.125%	02/15/22		45	44,437
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23		150	151,441
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21		36	33,840
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		95	94,525
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	730	707,187
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		185	191,355
5.450%	09/15/20		445	500,303
5.650%	02/01/45		139	158,064
6.250%	12/15/40		75	90,580
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21		114	114,684
5.875%	06/01/22		251	250,527
5.875%	06/01/24		10	9,950
Sr. Unsec’d. Notes
5.250%	11/15/43		335	297,650
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		130	83,072
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	106,805
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105		100	113,037
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45		125	112,497
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	231,952
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		428	476,841
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		180	173,286
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	(a)	225	228,094

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		75	$74,813
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	91,713
5.200%	08/01/43		152	155,756
5.850%	06/01/18		50	54,559
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		50	45,500
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	50	39,615
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		200	193,183
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		45	44,415
5.375%	11/01/40		90	98,898
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	159,718
6.600%	03/01/33		75	94,366
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		125	129,990
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		35	30,100
Omnicare, Inc.,
Gtd. Notes
4.750%	12/01/22		15	16,200
5.000%	12/01/24		9	9,765
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		525	527,341
4.900%	03/15/25	(a)	805	749,511
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		152	154,931
2.500%	05/15/22	(a)	475	468,092
2.500%	10/15/22		1,028	1,004,309
3.625%	07/15/23		390	405,880
4.500%	07/08/44		75	75,800
6.500%	04/15/38		100	126,820
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		41	41,513
Gtd. Notes, 144A
5.500%	10/01/23		15	15,037
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		144	143,280
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		23	22,971
5.625%	02/15/24	(a)	154	156,117

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	03/15/25		46	$46,805
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	(a)	16	16,100
6.375%	08/15/25		11	11,110
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.400%	08/15/24		355	356,032
4.300%	03/15/45	(a)	185	183,466
4.750%	02/15/44	(a)	105	110,545
6.050%	03/01/34		260	313,939
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		50	74,533
PacifiCorp,
First Mortgage
2.950%	02/01/22		925	927,999
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		37	28,860
7.500%	08/01/20	(a)	21	17,220
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23		75	75,563
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		28	24,290
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21		71	14,555
Sec’d. Notes, 144A
10.000%	03/15/22		113	42,516
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	144,596
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		48	12,420
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,547
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.600%	07/17/45		245	256,032
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24		280	275,773
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18		200	203,000
PHI, Inc.,
Gtd. Notes
5.250%	03/15/19		38	32,680
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		255	241,321
Phillips 66,
Gtd. Notes
4.875%	11/15/44	(a)	300	287,082

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	(a)	35	$34,387
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22		32	18,080
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		55	56,925
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	490	458,615
5.750%	01/15/20		615	675,905
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		80	80,200
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	65	55,900
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		765	737,912
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	265	248,106
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20		150	163,991
5.125%	02/08/20		150	168,237
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)	150	141,825
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	650	659,750
Gtd. Notes, 144A
6.750%	12/01/21		83	83,000
7.750%	03/15/24		271	277,775
8.000%	07/15/25	(a)	17	17,510
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	110,592
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		64	71,414
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		320	323,715
4.200%	06/15/22		220	231,266
4.700%	06/01/43		105	104,556
6.700%(c)	03/30/67		585	498,713
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		152	148,272
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18		200	198,124

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	(a)	50	$48,750
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		40	33,600
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		26	26,161
8.875%	05/15/19		200	244,094
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.250%	10/15/18		212	215,338
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		100	125,821
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		320	319,376
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		160	165,737
6.875%	03/15/20		73	84,867
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23		74	75,825
5.125%	04/15/20		100	110,503
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		31	30,127
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	51,760
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		50	56,088
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	52,032
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		685	585,422
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	232	193,952
5.375%	10/01/22		150	127,500
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	44,750
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45		368	321,811
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	195,480
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	(a)	173	162,404

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		40	$39,600
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		5	4,225
7.750%	02/15/31		160	147,200
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		65	72,516
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		70	57,575
8.250%	01/15/21	(a)	200	160,000
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		81	71,685
Gtd. Notes, 144A
4.875%	05/15/25	(a)	100	89,125
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		33	34,073
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	300	302,250
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		420	412,650
5.750%	02/01/25		20	18,900
Regency Centers LP,
Gtd. Notes, REIT
5.875%	06/15/17		432	460,765
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		25	23,111
5.000%	10/01/22		81	79,084
5.500%	04/15/23		100	96,750
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		330	368,608
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	25	24,250
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		310	323,925
5.850%	08/15/45	(a)	350	389,399
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	04/15/23		228	226,860
Rice Energy, Inc.,
Gtd. Notes, 144A
7.250%	05/01/23	(a)	98	91,875
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	502	498,235
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		90	81,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		150	$144,000
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		31	27,280
Gtd. Notes, 144A
5.625%	11/15/23		34	29,659
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		9	10,440
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		622	641,749
Sabine Oil & Gas Corp.,
Gtd. Notes
9.750%	02/15/17		34	3,400
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	(a)	482	427,775
5.750%	05/15/24	(a)	100	89,000
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	397	349,856
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	(a)	155	152,675
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		44	45,100
5.750%	06/01/22		81	84,443
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		105	23,100
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	(a)	88	86,350
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		98	101,056
Gtd. Notes, 144A
2.400%	08/01/22		50	47,688
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		205	221,728
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		160	139,600
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		80	78,800
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	(a)	140	137,200
5.250%	04/01/23		87	87,217
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18		1,170	1,174,239
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		36	33,840

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		145	$142,825
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22		303	297,140
4.050%	12/01/23		225	234,607
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
6.750%	04/15/20		318	357,220
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		620	650,225
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		300	309,000
5.375%	05/15/24		45	46,856
8.000%	11/15/21		85	98,813
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		140	146,300
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	(a)	55	51,975
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	(a)	265	265,367
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21		175	190,019
6.125%	05/30/18		150	165,773
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	468	457,470
6.125%	10/01/22	(a)	85	84,150
6.375%	11/01/21		40	40,200
Gtd. Notes, 144A
5.625%	08/01/24	(a)	125	113,594
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		90	84,150
5.750%	08/01/21		56	56,035
5.875%	10/01/20	(a)	20	20,350
6.000%	07/15/24		796	799,980
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		130	130,000
SL Green Realty Corp.,
Gtd. Notes, REIT
5.000%	08/15/18		8	8,527
7.750%	03/15/20		677	802,652
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25		134	115,240
6.500%	11/15/21	(a)	227	215,650
6.500%	01/01/23		50	46,500
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		100	105,375
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	08/01/18		73	$74,095
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	(a)	300	275,735
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		195	194,091
5.250%	07/15/43		105	108,114
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45		240	212,872
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		50	44,904
5.650%	03/01/20	(a)	495	535,861
8.000%	10/01/19		260	303,791
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		96	97,335
5.950%	09/25/43		38	39,036
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		75	79,313
Gtd. Notes, 144A
5.750%	07/15/25	(a)	34	34,680
6.125%	12/15/24		369	380,070
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	805	577,587
6.900%	05/01/19		140	123,200
8.750%	03/15/32		969	753,397
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	500	500,000
Sr. Unsec’d. Notes
6.000%	12/01/16		59	58,152
6.000%	11/15/22		152	114,380
7.000%	08/15/20		235	198,133
9.125%	03/01/17		31	31,397
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	110	84,656
7.250%	09/15/21		52	42,575
7.625%	02/15/25		92	71,243
7.875%	09/15/23	(a)	1,829	1,480,347
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23		32	32,560
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		370	370,000
Sr. Sub. Notes
3.100%	05/15/23		96	94,544
Sr. Unsec’d. Notes
2.550%	08/18/20		68	68,898
3.700%	11/20/23	(a)	446	466,053
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		115	119,600

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		60	$56,850
5.250%	04/15/23		60	54,900
6.375%	08/15/22		65	63,863
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		110	109,175
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		48	29,760
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		75	72,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		20	17,200
7.500%	07/01/21		26	24,960
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		450	464,625
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		280	254,682
4.650%	02/15/22		150	146,687
5.300%	04/01/44		230	186,028
5.350%	05/15/45	(a)	85	69,076
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20	(a)	51	50,235
6.375%	04/01/23		75	73,125
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		65	65,725
3.500%	01/20/17		270	276,628
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	250	250,000
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		75	71,596
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		580	585,931
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19		50	45,500
6.500%	06/01/25	(a)	75	64,500
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		52	35,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23	(a)	125	110,937
Gtd. Notes, 144A
5.000%	01/15/18		61	58,103
6.750%	03/15/24		70	66,850

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19		100	$102,141
3.500%	07/01/24		245	255,769
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		30	28,800
5.875%	04/15/23		43	43,000
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	258,940
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	110,037
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	(a)	95	99,750
Gtd. Notes, 144A
4.875%	09/15/21		153	149,940
5.500%	09/15/24		155	150,737
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24		75	75,375
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.625%	10/15/23		113	113,424
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)	110	107,250
4.500%	04/01/21		253	249,205
4.750%	06/01/20	(a)	415	419,150
6.000%	10/01/20		63	66,465
6.250%	11/01/18		30	32,025
Sr. Unsec’d. Notes
5.000%	03/01/19		58	56,115
5.500%	03/01/19		115	113,850
6.750%	02/01/20		73	73,730
6.750%	06/15/23	(a)	795	789,037
8.000%	08/01/20		420	433,650
8.125%	04/01/22		398	423,034
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		28	28,735
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	325	314,437
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22		93	74,633
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.125%	06/15/25	(a)	90	77,850
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		30	29,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	(a)	55	53,350
6.125%	10/15/21		400	393,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
5.500%	10/15/19		47	$46,060
6.250%	10/15/22	(a)	45	43,875
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	171,199
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		295	294,432
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25		100	100,271
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		765	769,197
4.150%	02/01/24		135	139,829
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	424,044
5.850%	04/15/40		100	109,662
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	(a)	530	544,745
5.500%	09/01/41		310	277,640
7.300%	07/01/38		52	54,464
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		140	162,383
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	(a)	235	230,112
4.650%	06/01/44		45	42,936
4.750%	03/29/21		540	587,173
4.850%	07/15/45	(a)	360	353,310
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		39	37,635
6.125%	01/15/22		46	44,390
6.250%	04/01/21	(a)	58	57,797
6.375%	03/01/25	(a)	146	140,160
6.500%	01/15/24		23	22,296
6.625%	11/15/20		31	31,504
6.625%	04/01/23		46	45,540
6.633%	04/28/21		349	349,873
6.731%	04/28/22		1,038	1,035,405
6.836%	04/28/23		46	45,540
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22		75	75,000
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	130,337
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.375%	01/10/18		86	85,937
4.250%	01/11/21		325	357,919
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		335	336,520

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		150	$142,969
6.000%	07/15/22	(a)	58	54,085
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22		199	122,883
6.500%	11/15/20	(a)	71	54,315
6.875%	12/15/21	(a)	109	81,305
Tribune Media Co.,
Gtd. Notes, 144A
5.875%	07/15/22	(a)	162	157,140
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.700%	11/01/44		200	205,019
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	57	36,195
Gtd. Notes, 144A
7.500%	03/15/22		82	51,865
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		115	116,150
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		200	160,000
UDR, Inc.,
Gtd. Notes, MTN
4.000%	10/01/25		45	45,691
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	(a)	80	57,600
6.125%	10/01/24	(a)	61	34,770
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		75	73,500
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		158	129,560
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		95	98,826
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		43	42,206
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)	475	473,516
7.375%	05/15/20	(a)	500	525,000
Sr. Sec’d. Notes
4.625%	07/15/23		35	33,906
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	(a)	255	247,427
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	(a)	120	122,788
2.750%	02/15/23		29	28,576
2.875%	12/15/21		55	55,831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.950%	10/15/42		340	$320,337
4.700%	02/15/21		95	105,743
4.750%	07/15/45		40	42,225
5.800%	03/15/36		100	119,481
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	(a)	75	69,563
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/19		14	14,175
4.750%	08/01/22		19	19,380
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	150	156,000
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		100	95,000
5.125%	02/15/25	(a)	450	421,875
6.750%	09/15/22		193	199,755
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		234	235,153
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		160	164,725
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		70	73,237
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		28	27,930
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		111	108,641
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		110	109,381
6.750%	08/15/21		44	44,440
7.000%	10/01/20		22	22,440
7.250%	07/15/22	(a)	695	707,684
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		195	189,516
5.500%	03/01/23		37	35,150
5.625%	12/01/21	(a)	45	42,750
5.875%	05/15/23	(a)	1,450	1,385,656
6.125%	04/15/25	(a)	390	371,475
6.750%	08/15/18		87	88,523
7.500%	07/15/21		900	927,000
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22		615	641,893
4.750%	06/01/21		270	291,299
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		13	12,903
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		150	141,651
2.625%	02/21/20		33	33,098

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.500%	11/01/24	(a)	480	$471,941
4.500%	09/15/20		719	778,882
4.522%	09/15/48		71	62,394
4.672%	03/15/55		66	56,833
4.862%	08/21/46		1,861	1,745,084
5.850%	09/15/35		100	108,921
6.400%	09/15/33		9	10,310
6.550%	09/15/43		440	519,835
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		300	372,368
8.750%	08/15/31		300	382,934
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22		300	279,553
3.250%	03/15/23		96	87,805
3.875%	12/15/21		200	196,700
4.375%	03/15/43		435	320,884
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		20	19,550
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		150	148,651
2.950%	01/15/22		325	327,886
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	04/01/25		135	132,300
7.500%	06/15/21	(a)	80	91,600
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19		60	26,700
Walgreens Boots Alliance, Inc.,
Gtd. Notes
2.700%	11/18/19		69	69,931
3.800%	11/18/24		435	432,674
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		335	325,594
5.000%	10/25/40		150	167,912
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.550%	02/15/22		100	100,536
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		54	53,498
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		75	77,813
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		100	80,880
6.750%	09/15/40		60	45,796
9.875%	03/01/39		110	109,909
Weingarten Realty Investors,
Sr. Unsec’d. Notes, REIT
4.450%	01/15/24		130	134,981

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wells Fargo & Co,
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		375	$375,141
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)	236	241,605
Sr. Unsec’d. Notes
2.150%	01/15/19	(a)	89	89,701
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	990	1,023,397
4.600%	04/01/21	(a)	600	658,441
Sub. Notes
3.450%	02/13/23		225	223,946
5.375%	11/02/43		470	517,623
Sub. Notes, MTN
4.100%	06/03/26	(a)	724	730,395
4.300%	07/22/27		195	198,733
4.650%	11/04/44		100	98,489
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23		130	129,612
4.500%	01/15/24		227	237,414
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	(a)	80	73,900
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)	160	149,860
4.000%	07/01/22		230	222,592
5.375%	06/01/21		121	129,519
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		46	45,655
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		27	26,190
Whiting Canadian Holding Co. ULC,
Gtd. Notes
8.125%	12/01/19		350	337,750
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	(a)	125	108,750
5.750%	03/15/21		200	173,100
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		370	341,599
4.000%	09/15/25		320	277,158
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		295	272,875
6.125%	07/15/22		150	152,620
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	(a)	35	25,221
7.500%	06/01/22	(a)	95	71,725
7.500%	04/01/23	(a)	450	333,000
7.750%	10/01/21	(a)	840	651,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	$40,350
4.250%	12/15/19		160	175,448
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		75	72,000
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		214	201,160
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		368	368,000
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.,
Gtd. Notes, 144A
6.750%	12/15/21		25	23,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		155	124,775
6.000%	01/15/22	(a)	212	182,320
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21		72	71,100
5.625%	10/01/24		15	14,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	460	394,450
Sr. Unsec’d. Notes
5.375%	03/15/22	(a)	55	50,669
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		625	679,126
6.500%	07/01/36		140	174,348
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19		150	166,054
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17		512	762,880
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		37	40,145
Gtd. Notes, 144A
6.000%	04/01/23		345	334,650
6.375%	05/15/25	(a)	110	105,600
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22	(a)	498	530,370
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		41	40,874

				277,552,064

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	(a)	113	101,700

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		2,676	$855,046
Gtd. Notes, RegS
5.250%	04/12/17		280	125,832
6.000%	11/15/26		1,723	551,167
8.500%	11/02/17		114	76,162

				1,608,207

TOTAL CORPORATE BONDS (cost $360,735,529)				348,300,298

FOREIGN GOVERNMENT BONDS — 1.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
8.280%	12/31/33		903	914,199
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%(c)	02/20/38		23	16,622
Sr. Unsec’d. Notes, RegS
5.000%(c)	02/20/38		168	123,417
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	(a)	600	486,000
4.250%	01/07/25	(a)	1,250	1,093,750
4.875%	01/22/21		146	141,985
7.125%	01/20/37		235	219,725
8.000%	01/15/18		108	113,750
8.250%	01/20/34		482	498,870
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	193,800
4.375%	07/12/21		200	203,700
4.500%	01/28/26		400	389,000
5.000%	06/15/45		200	171,500
6.125%	01/18/41		362	358,380
7.375%	03/18/19		450	509,625
7.375%	09/18/37		183	205,417
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
7.000%	04/04/44		550	486,063
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		200	205,000
6.625%	07/14/20		150	162,615
6.750%	11/05/19		350	380,450
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		200	192,500
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24		170	167,450
6.600%	01/28/24		100	103,500
7.450%	04/30/44		230	235,175
7.500%	05/06/21		400	428,000
9.040%	01/23/18		142	149,505

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ecuador Government International Bond (Ecuador),
Notes, RegS
9.375%	12/15/15		300	$292,500
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20	(a)	200	150,000
Unsec’d. Notes, RegS
7.950%	06/20/24		400	282,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		200	189,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
7.750%	01/24/23		150	148,875
8.250%	04/10/32		179	175,420
Unsec’d. Notes, RegS
6.375%	01/18/27		150	131,625
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
5.750%	06/06/22		200	209,500
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	208,500
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		946	1,028,548
5.375%	03/25/24		266	288,610
5.750%	11/22/23		60	66,750
6.250%	01/29/20		240	269,688
6.375%	03/29/21		156	178,073
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22		150	198,503
9.400%	02/01/21		50	66,872
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.125%	01/15/25		600	556,027
Sr. Unsec’d. Notes, RegS
5.875%	03/13/20		600	653,870
8.500%	10/12/35		360	451,755
Sr. Unsec’d. Notes, MTN, RegS
3.375%	04/15/23		200	182,249
4.125%	01/15/25		200	185,342
5.875%	01/15/24		700	741,096
6.750%	01/15/44		200	212,222
11.625%	03/04/19		100	127,129
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24		200	174,232
5.750%	12/31/32		690	597,380
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		100	109,500
8.000%	03/15/39		100	109,600
9.250%	10/17/25		160	195,600
Unsec’d. Notes
10.625%	06/20/17		49	54,390

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.125%	07/21/25		270	$259,929
Sr. Unsec’d. Notes, MTN
6.500%	07/21/45		200	187,830
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN
4.500%	04/22/16		160	160,496
6.375%	03/09/20		300	308,010
6.600%	11/27/26		270	269,347
9.000%	03/20/17		410	433,915
Sr. Unsec’d. Notes, MTN, RegS
8.250%	04/12/21		710	777,805
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21		350	408,328
7.375%	02/11/20		100	120,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		750	756,750
4.000%	10/02/23		1,324	1,348,494
4.600%	01/23/46		510	453,900
5.550%	01/21/45		800	819,000
5.750%	10/12/2110		240	224,400
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	250	254,375
Namibia Government International Bond (Namibia),
Sr. Unsec’d. Notes, RegS
5.500%	11/03/21		200	205,332
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17		200	207,485
7.250%	04/15/19		200	205,185
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		390	330,525
7.125%	01/29/26		200	247,500
8.875%	09/30/27		163	224,125
9.375%	04/01/29		120	172,650
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, MTN
5.250%	09/28/17		EUR 700	827,551
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		73	75,373
6.550%	03/14/37		100	114,750
8.750%	11/21/33		452	637,320
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		320	350,783
7.750%	01/14/31		650	921,193
10.625%	03/16/25		120	190,175
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23		275	274,492
4.000%	01/22/24		370	391,275
5.125%	04/21/21		160	180,168
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19		321	320,756

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23		225	$301,044
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.375%	09/14/18		250	244,375
9.625%	04/18/28		200	188,000
10.875%	01/26/21		360	351,000
11.750%	10/05/15		130	130,000
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19		250	235,875
Republic of Argentina (Argentina),
Bonds
7.000%	10/03/15		847	847,105
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18		400	399,000
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20		270	299,025
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23		200	196,500
6.100%	08/11/44		200	195,500
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21		870	974,400
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
4.375%	08/22/23		124	129,208
4.875%	01/22/24		122	131,607
6.125%	01/22/44		310	360,375
6.750%	02/07/22		162	191,160
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
3.500%	01/16/19		400	399,000
4.500%	04/04/22		200	200,000
4.875%	09/16/23	(a)	1,000	1,008,340
5.000%	04/29/20		800	827,000
5.625%	04/04/42		400	374,080
7.500%	03/31/30		1,038	1,221,158
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	200	198,000
5.500%	03/09/20		200	212,590
5.875%	09/16/25	(a)	300	319,500
6.875%	05/27/19		200	222,984
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20		200	201,995
6.250%	07/27/21		200	199,473

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		200	$208,750
5.750%	03/22/24		500	518,250
6.000%	01/14/41		450	438,187
6.750%	04/03/18		100	107,920
7.000%	03/11/19		600	658,998
7.000%	06/05/20	(a)	179	197,795
7.375%	02/05/25		901	1,030,519
7.500%	07/14/17		240	258,900
8.000%	02/14/34		400	483,000
Unsec’d. Notes
6.625%	02/17/45	(a)	400	426,851
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
6.250%	06/17/16		200	156,580
6.580%	11/21/16		400	314,360
7.800%	11/28/22		400	317,080
9.250%	07/24/17		400	316,351
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		356	312,573
7.625%	03/21/36		239	295,937
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33		39	49,354
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		159	52,470
9.375%	01/13/34		625	215,625
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38		372	119,809
9.000%	05/07/23		170	58,225
9.250%	05/07/28		370	124,875
11.950%	08/05/31		369	144,950
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
4.800%	11/19/24		200	189,039
6.750%	01/29/20		200	217,497

TOTAL FOREIGN GOVERNMENT BONDS (cost $48,943,554)				46,816,260

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39		90	116,165

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		350	328,023

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		195	188,440
5.647%	11/01/40		45	53,445

				241,885

TOTAL MUNICIPAL BONDS (cost $701,995)				686,073

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.3%
Alternative Loan Trust,
Series 2004-27CB, Class A1
6.000%	12/25/34	873	$870,497
Series 2004-4CB, Class 1A5
5.500%	04/25/34	21	21,478
Series 2004-24CB, Class 2A1
5.000%	11/25/19	282	284,408
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,086	1,059,273
Series 2004-32CB, Class 2A5
5.500%	02/25/35	708	716,309
Series 2004-J5, Class 2A1
0.874%(c)	08/25/34	1,073	1,063,088
Series 2005-21CB, Class A17
6.000%	06/25/35	1,382	1,412,710
Series 2005-46CB, Class A1
5.750%	10/25/35	912	883,642
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,358	1,310,846
Series 2005-J3, Class 3A1
6.500%	09/25/34	490	499,918
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	570	583,333
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	440	434,367
Banc of America Funding Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	880	841,667
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	549	537,327
Series 2005-6, Class 1A1
2.737%(c)	08/25/35	560	501,330
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.594%(c)	10/25/34	200	175,826
Series 2005-AC6, Class 1A2, IO
4.806%(c)	09/25/35	3,096	432,469
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.194%(c)	03/25/34	721	664,320
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.620%(c)	07/25/37	305	307,440
CHL Mortgage Pass-Through Trust,
Series 2004-J3, Class A7
5.500%	05/25/34	154	157,839
Series 2004-9, Class A7
5.250%	06/25/34	330	340,443
Series 2004-25, Class 2A1
0.874%(c)	02/25/35	655	571,414
Series 2005-HYB1, Class 4A1
2.400%(c)	03/25/35	483	445,346
Series 2006-10, Class 1A11
5.850%	05/25/36	206	190,837
Series 2006-15, Class A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
6.250%	10/25/36	262	$233,553
Series 2006-18, Class 2A7
6.000%	12/25/36	450	412,592
Series 2007-16, Class A1
6.500%	10/25/37	1,021	949,129
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	22	22,248
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A
2.730%(c)	10/25/35	1,441	1,427,912
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,264	2,099,168
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,033	1,072,905
Series 2005-6, Class A2
2.420%(c)	09/25/35	625	628,522
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.619%(c)	10/25/34	831	843,906
Series 2005-7, Class 5A1
4.750%	08/25/20	446	448,026
Series 2005-10, Class 1A1
5.000%	11/25/20	343	343,855
Series 2005-10, Class 12A1
5.250%	11/25/20	41	41,041
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	234	289,738
Series 2002-T19, Class A2
7.000%	07/25/42	367	420,865
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	3,757	342,799
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,422	1,554,292
Series 2003-W10, Class 3A5
4.299%	06/25/43	721	769,830
Series 2004-W11, Class 1A1
6.000%	05/25/44	680	802,892
Series 2004-W11, Class 1PO, PO
1.729%(s)	05/25/44	515	476,589
Series 2004-W12, Class 1A2
6.500%	07/25/44	493	602,912
Series 2004-W12, Class 1PO, PO
1.966%(s)	07/25/44	847	779,693
Series 2009-W1, Class A
6.000%	12/25/49	419	488,229
Fannie Mae REMICS,
Series 2006-8, Class FH
0.444%(c)	03/25/36	787	786,313
Series 2013-31, Class NC
3.000%	04/25/43	554	561,125
Series 2001-63, Class TC
6.000%	12/25/31	413	465,035
Series 2011-84, Class PZ

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.250%	09/25/41	372	$442,458
Series 2003-34, Class SG, IO
6.806%(c)	02/25/33	556	27,452
Series 2003-49, Class YC
4.000%	06/25/23	267	284,544
Series 2003-78, Class B
5.000%	08/25/23	758	815,511
Series 2004-70, Class EB
5.000%	10/25/24	124	133,909
Series 2005-87, Class PE
5.000%	12/25/33	20	19,663
Series 2006-44, Class P, PO
2.360%(s)	12/25/33	86	79,669
Series 2006-77, Class PC
6.500%	08/25/36	181	207,815
Series 2006-114, Class HD
5.500%	10/25/35	162	166,251
Series 2006-118, Class A2
0.268%(c)	12/25/36	112	111,618
Series 2007-30, Class KA
5.000%	07/25/36	783	805,620
Series 2007-109, Class YI, IO
6.256%(c)	12/25/37	951	148,995
Series 2008-85, Class EB
5.000%	09/25/28	97	106,630
Series 2010-27, Class PM
4.000%	01/25/39	24	23,869
Series 2010-111, Class AE
5.500%	04/25/38	256	270,644
Series 2011-37, Class VC
4.500%	01/25/28	863	876,692
Series 2011-52, Class GB
5.000%	06/25/41	932	1,034,931
Series 2012-13, Class JP
4.500%	02/25/42	279	295,462
Series 2013-4, Class AJ
3.500%	02/25/43	771	815,882
Series 2013-4, Class PC
2.000%	06/25/42	1,119	1,113,955
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,820	256,333
Series 2013-83, Class CA
3.500%	10/25/37	854	909,161
Series 2013-96, Class YA
3.500%	09/25/38	1,201	1,262,283
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	307	346,366
Series 2003-W6, Class 1A41
5.398%	10/25/42	628	708,734
Series 2003-W6, Class F
0.544%(c)	09/25/42	695	691,750
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,239,921
Series 2004-W9, Class 1PO, PO
1.690%(s)	02/25/44	716	661,969

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	34	$34,120
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	767	861,246
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.468%(c)	02/25/35	521	518,265
Series 2006-2, Class 1A3
6.000%	08/25/36	480	460,301
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	420	480,432
Series 2768, Class PK
5.000%	03/15/34	157	171,257
Series 2846, Class GB
5.000%	08/15/24	834	901,057
Series 2877, Class PB
5.500%	10/15/34	880	972,066
Series 2902, Class QG
5.500%	12/15/34	325	362,485
Series 3158, Class NE
5.500%	05/15/36	340	376,207
Series 3187, Class Z
5.000%	07/15/36	634	696,429
Series 3387, Class FC
0.796%(c)	11/15/37	1,103	1,117,235
Series 3443, Class PT
6.500%	03/15/37	881	1,016,621
Series 3704, Class DC
4.000%	11/15/36	231	245,671
Series 3770, Class KB
4.000%	12/15/25	1,845	2,046,671
Series 3777, Class EM
4.500%	01/15/29	2,000	2,117,050
Series 3816, Class HN
4.500%	01/15/41	485	542,911
Series 3819, Class JP
4.000%	08/15/39	199	204,291
Series 3825, Class CB
3.500%	03/15/26	1,807	1,919,015
Series 3827, Class BM
5.500%	08/15/39	1,187	1,301,455
Series 3829, Class BE
3.500%	03/15/26	1,000	1,064,876
Series 3920, Class LP
5.000%	01/15/34	551	614,839
Series 4054, Class HI, IO
3.000%	05/15/26	3,221	255,317
Series 4136, Class DF
0.496%(c)	11/15/42	1,571	1,565,378
Series 4168, Class JA
3.500%	02/15/43	692	713,350
Series 4219, Class JA
3.500%	08/15/39	1,009	1,058,052
Series 4374, Class NC
1.750%	02/15/46	1,698	1,770,573

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,161	$1,189,814
Series 304, Class C32, IO
3.000%	12/15/27	2,107	202,777
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	598	643,826
Series 2004-19, Class KE
5.000%	03/16/34	855	975,783
Series 2005-3, Class QB
5.000%	01/16/35	250	283,725
Series 2008-38, Class BG
5.000%	05/16/38	360	413,330
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,237,741
Series 2011-22, Class WA
5.953%(c)	02/20/37	484	543,458
Series 2011-71, Class ZC
5.500%	07/16/34	1,762	2,078,818
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	18,799	114,564
Series 2012-H21, Class CF
0.892%(c)	05/20/61	2,021	2,028,832
Series 2012-H24, Class FG
0.622%(c)	04/20/60	642	642,163
Series 2012-H31, Class FD
0.532%(c)	12/20/62	910	906,187
Series 2013-H04, Class BA
1.650%	02/20/63	827	832,332
Series 2013-H05, Class FB
0.592%(c)	02/20/62	830	830,483
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.749%(c)	12/25/34	1,014	1,002,902
Series 2004-14, Class 5A1
2.858%(c)	12/25/34	698	692,187
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.294%(c)	09/25/34	364	360,995
Impac CMB Trust,
Series 2004-5, Class 1M3
1.139%(c)	10/25/34	464	420,867
Series 2004-9, Class 1A1
0.954%(c)	01/25/35	944	859,125
Series 2005-4, Class 1A1A
0.734%(c)	05/25/35	421	388,089
Series 2007-A, Class M1, 144A
0.594%(c)	05/25/37	456	431,045
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.974%(c)	12/25/34	2,527	2,146,686
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.378%(c)	12/25/34	451	448,537
Series 2005-A3, Class 4A1
2.719%(c)	06/25/35	440	444,408
Series 2005-A8, Class 2A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
2.408%(c)	11/25/35	474	$446,775
Series 2006-S2, Class 2A1
5.000%	06/25/21	138	128,348
Series 2007-A1, Class 3A2
2.686%(c)	07/25/35	1,242	1,231,485
Series 2007-S3, Class 2A3
6.000%	08/25/22	476	474,159
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.494%(c)	11/25/35	3,518	3,153,884
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,921	1,989,852
Series 2005-3, Class 4A1
5.500%	03/25/20	222	228,795
Series 2005-6, Class 1A2
5.500%	12/25/35	930	827,375
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	495	524,245
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.974%(c)	03/25/28	492	471,594
Series 2003-F, Class A1
0.834%(c)	10/25/28	394	384,845
Series 2004-B, Class A1
0.694%(c)	05/25/29	319	310,509
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.395%(c)	07/25/34	259	257,582
Series 2004-5AR, Class 4A
2.648%(c)	07/25/34	823	789,670
Series 2006-7, Class 1A
5.000%	06/25/21	384	353,904
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.404%(c)	04/25/36	348	299,634
RALI Trust,
Series 2004-QA3, Class CB2
3.662%(c)	08/25/34	1,898	1,934,983
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	581	603,232
Series 2005-A8CB, Class A11
6.000%	07/25/35	2,600	2,503,147
RFMSI Trust,
Series 2003-S14, Class A5
0.594%(c)	07/25/18	174	170,988
Series 2005-S9, Class A5
5.750%	12/25/35	321	303,403
Series 2007-S9, Class 2A1
5.500%	09/25/22	66	66,635
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.394%(c)	07/20/36	1,099	1,023,049
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	55	54,561

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	235	$234,601
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	730,224
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	709,006
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.564%(c)	07/25/34	682	656,741
Series 2005-19XS, Class 2A1
0.494%(c)	10/25/35	1,584	1,471,662
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.916%(c)	01/19/34	1,003	969,479
Series 2004-AR1, Class 1A1
0.916%(c)	03/19/34	1,076	1,027,069
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	373	387,969
Series 2004-15, Class 1A1
5.381%(c)	09/25/24	1,185	1,231,551
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	303	309,027
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	233	238,313
Series 2005-AR10, Class 1A4
2.499%(c)	09/25/35	786	781,998
Series 2005-AR12, Class 1A8
2.430%(c)	10/25/35	787	754,744
Series 2005-AR7, Class A3
2.485%(c)	08/25/35	430	429,572
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.615%(c)	06/25/33	1,288	1,300,935
Series 2003-H, Class A1
2.740%(c)	09/25/33	178	177,971
Series 2003-N, Class 2A1
2.509%(c)	12/25/33	582	571,240
Series 2004-DD, Class 2A6
2.619%(c)	01/25/35	1,668	1,661,381
Series 2004-R, Class 2A1
2.741%(c)	09/25/34	440	446,054
Series 2004-W, Class A1
2.641%(c)	11/25/34	761	762,333
Series 2005-AR3, Class 1A1
2.731%(c)	03/25/35	1,291	1,301,111
Series 2005-AR4, Class 2A2
2.639%(c)	04/25/35	438	439,715
Series 2006-AR2, Class 2A1
2.651%(c)	03/25/36	718	714,579
Series 2006-AR8, Class 3A1
2.599%(c)	04/25/36	1,156	1,119,616
Series 2007-2, Class 3A5
5.250%	03/25/37	394	404,184
Series 2007-7, Class A43
0.694%(c)	06/25/37	168	145,290

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $124,000,764)			$126,042,246

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 5.1%
Fannie Mae Principal Strip, MTN
4.630%(s)	05/15/30	900	554,317
Federal Home Loan Mortgage Corp.
3.500%	03/01/32-07/01/33	15,801	16,646,737
4.000%	02/01/26-10/01/42	3,067	3,304,779
4.500%	09/01/24-03/01/44	1,895	2,090,454
5.000%	04/01/22-10/01/40	2,419	2,632,830
5.500%	06/01/23-06/01/37	1,150	1,259,325
7.000%	11/01/37	374	428,880
Federal National Mortgage Assoc.
0.689%(c)	11/01/23	1,928	1,927,902
1.735%	05/01/20	1,115	1,124,996
1.770%	02/01/20	1,495	1,514,804
2.010%	06/01/20	1,300	1,323,080
2.090%	11/01/22	944	951,767
2.180%	07/01/20	1,141	1,171,494
2.330%	01/01/23	988	997,744
2.340%	12/01/22	2,004	2,026,345
2.350%	05/01/23	917	925,095
2.370%	12/01/22	792	801,916
2.390%	12/01/22-05/01/23	2,442	2,481,663
2.400%	09/01/22-01/01/23	3,997	4,059,189
2.450%	04/01/23-05/01/23	2,781	2,825,238
2.480%	02/01/25	1,375	1,369,958
2.520%	05/01/23	1,500	1,525,466
2.570%	03/01/23	1,170	1,198,149
2.610%	03/01/23-04/01/25	3,222	3,269,796
2.667%	12/01/22	1,049	1,070,857
2.710%	10/01/22	1,224	1,226,772
2.730%	04/01/25	2,200	2,194,263
2.740%	08/01/22	2,000	2,080,253
2.770%	06/01/23	1,940	2,004,916
2.840%	07/01/22	1,350	1,405,393
2.960%	04/01/22	942	986,125
3.030%	12/01/21	1,588	1,669,922
3.070%	02/01/25	1,715	1,764,141
3.440%	11/01/23	1,764	1,885,408
3.450%	01/01/24	1,867	1,996,121
3.500%	08/01/32-08/01/43	18,350	19,303,912
3.540%	10/01/20	1,500	1,615,543
3.590%	08/01/23	2,325	2,502,477
3.760%	03/01/24	2,045	2,219,438
3.770%	09/01/21	1,500	1,627,904
3.805%	05/01/22	888	961,347
3.885%	08/01/25	1,150	1,264,630
4.000%	06/01/32-07/01/43	8,670	9,384,550
4.010%	08/01/21	892	979,598
4.340%	04/01/20	983	1,085,457
4.381%	06/01/21	939	1,039,512
4.500%	06/01/26-04/01/44	2,246	2,448,973
4.506%	06/01/19	1,425	1,526,247
4.630%	01/01/21	590	660,192
4.762%	08/01/26	1,340	1,572,924

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
5.000%	05/01/23-07/01/41		4,590	$5,034,551
5.500%	07/01/21-04/01/37		4,005	4,445,461
6.000%	10/01/22-04/01/39		2,730	3,077,288
7.000%	01/01/39		448	523,786
7.500%	10/01/35		571	677,422
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		1,097	1,214,830
5.000%	04/15/25		1,774	1,920,501
6.000%	01/15/40		1,184	1,342,606
Residual Funding Corp., Principal Strip,
1.620%(s)	07/15/20		2,000	1,839,994
1.700%(s)	10/15/20		2,500	2,280,550
Tennessee Valley Authority
4.875%	01/15/48		520	606,910
1.750%	10/15/18		220	224,293
Tennessee Valley Authority Principal Strip,
3.840%(s)	06/15/35		775	371,974

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $143,896,687)				146,448,965

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bond
3.000%	05/15/45		60	61,402
U.S. Treasury Notes
0.375%	11/15/15	(k)	150	150,038
0.375%	01/31/16	(k)	39,320	39,356,882
0.500%	07/31/17		1,850	1,846,579
0.750%	12/31/17		10	10,004
2.000%	08/15/25		35	34,815
4.250%	11/15/17		5,000	5,373,700
U.S. Treasury Strips
0.330%(s)	02/15/35		335	194,941
0.600%(s)	08/15/17		5,000	4,938,880
0.700%(s)	02/15/18		5,000	4,903,985
1.430%(s)	11/15/19		9,000	8,529,597
1.440%(s)	05/15/21		7,700	7,010,711
1.910%(s)	05/15/20		8,160	7,625,863
2.040%(s)	05/15/23		10,035	8,641,851
2.250%(s)	05/15/28		2,465	1,804,594
2.500%(s)	11/15/30		400	268,876
2.560%(s)	05/15/31		10,425	6,892,207
2.640%(s)	02/15/29		5,325	3,801,858
2.810%(s)	05/15/33		2,500	1,544,260
3.120%(s)	02/15/34		1,800	1,084,084
3.452%(s)	08/15/22	(a)	5,000	4,404,440
3.940%(s)	11/15/31		465	302,293
4.364%(s)	02/15/28		11,000	8,121,685

TOTAL U.S. TREASURY OBLIGATIONS (cost $117,231,250)				116,903,545

TOTAL LONG-TERM INVESTMENTS (cost $2,585,430,025)				2,592,347,239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 13.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $400,975,317; includes $133,170,305 of cash collateral for securities on loan)(b)(w)		400,975,317	$400,975,317

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.060%	11/12/15	20	19,999
0.064%	11/12/15	225	224,993
0.091%	01/21/16	125	124,995
0.096%	01/21/16	50	49,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $419,932)			419,985

TOTAL SHORT-TERM INVESTMENTS (cost $401,395,249)			401,395,302

TOTAL INVESTMENTS — 103.1% (cost $2,986,825,274)			2,993,742,541
Liabilities in excess of other assets(x) — (3.1)%			(91,151,317)

NET ASSETS — 100.0%			$2,902,591,224

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,374,495; cash collateral of $133,170,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts open at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
94	2 Year U.S. Treasury Notes	Dec. 2015	$20,572,109	$20,588,938	$16,829
52	5 Year U.S. Treasury Notes	Dec. 2015	6,244,680	6,266,812	22,132
686	10 Year Australian Treasury Bonds	Dec. 2015	470,355,582	470,645,612	290,030
723	10 Year U.S. Treasury Notes	Dec. 2015	92,426,055	93,074,953	648,898
59	20 Year U.S. Treasury Bonds	Dec. 2015	9,244,945	9,283,281	38,336
2,261	Euro STOXX 50	Dec. 2015	80,336,093	78,092,711	(2,243,382)
1,528	S&P 500 E-Mini	Dec. 2015	148,739,963	145,824,680	(2,915,283)
66	SGX CNX Nifty Index	Oct. 2015	1,057,707	1,052,832	(4,875)
690	TOPIX Index	Dec. 2015	83,902,822	81,184,929	(2,717,893)

					(6,865,208)

Short Positions:
873	10 Year Canadian Government Bonds	Dec. 2015	94,123,072	92,755,841	1,367,231
99	10 Year U.S. Treasury Notes	Dec. 2015	12,638,539	12,744,703	(106,164)
36	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	5,760,914	5,774,625	(13,711)
397	FTSE 100 Index	Dec. 2015	36,556,629	36,144,686	411,943
21	Russell 2000 Mini Index	Dec. 2015	2,423,505	2,301,390	122,115
238	S&P/TSX 60 Index	Dec. 2015	27,978,704	27,821,656	157,048

					1,938,462

					$(4,926,746)

(1) Cash of $70,425 and U.S. Treasury Obligations with a combined market value of $31,132,665 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/27/15	Goldman Sachs & Co.	AUD	4,437	$3,234,602	$3,104,403	$(130,199)
British Pound,
Expiring 12/15/15	Credit Suisse First Boston Corp.	GBP	205	312,897	310,582	(2,315)
Expiring 12/15/15	Standard Chartered PLC	GBP	815	1,239,508	1,232,239	(7,269)
Canadian Dollar,
Expiring 10/02/15	Bank of New York Mellon	CAD	798	603,503	597,979	(5,524)
Expiring 11/27/15	Royal Bank of Canada	CAD	7,395	5,651,811	5,540,150	(111,661)
Chilean Peso,
Expiring 12/15/15	Hong Kong & Shanghai Bank	CLP	216,118	311,230	308,254	(2,976)
Danish Krone,
Expiring 11/27/15	Morgan Stanley	DKK	7,265	1,098,719	1,089,527	(9,192)
Euro,
Expiring 10/30/15	Citigroup Global Markets	EUR	788	881,131	880,456	(675)
Expiring 10/30/15	Goldman Sachs & Co.	EUR	1,662	1,871,913	1,858,903	(13,010)
Expiring 10/30/15	Goldman Sachs & Co.	EUR	604	675,018	675,438	420
Expiring 10/30/15	State Street Bank	EUR	1,077	1,202,553	1,203,491	938
Expiring 11/27/15	Barclays Capital Group	EUR	412	462,882	460,228	(2,654)
Expiring 11/27/15	Citigroup Global Markets	EUR	905	1,035,124	1,012,603	(22,521)
Expiring 11/27/15	Societe Generale	EUR	963	1,077,746	1,077,045	(701)
Expiring 12/15/15	Standard Chartered PLC	EUR	275	307,028	308,061	1,033
Japanese Yen,
Expiring 11/27/15	Bank of America	JPY	44,438	370,937	370,685	(252)
Expiring 11/27/15	Goldman Sachs & Co.	JPY	129,071	1,078,997	1,076,669	(2,328)
Expiring 11/27/15	Goldman Sachs & Co.	JPY	58,603	491,213	488,846	(2,367)
Mexican Peso,
Expiring 12/30/15	Deutsche Bank AG	MXN	6,680	388,988	392,227	3,239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 11/27/15	Goldman Sachs & Co.	NOK	3,283	$399,182	$385,214	$(13,968)
Philippine Peso,
Expiring 12/15/15	Goldman Sachs & Co.	PHP	14,307	307,272	304,610	(2,662)
Polish Zloty,
Expiring 12/15/15	Hong Kong & Shanghai Bank	PLN	2,368	634,181	621,772	(12,409)
Expiring 12/15/15	Societe Generale	PLN	1,141	300,186	299,684	(502)
Singapore Dollar,
Expiring 11/27/15	Societe Generale	SGD	1,391	985,070	975,220	(9,850)
Expiring 12/15/15	Deutsche Bank AG	SGD	861	617,770	603,711	(14,059)
South African Rand,
Expiring 12/15/15	Citigroup Global Markets	ZAR	3,795	273,117	270,075	(3,042)
Turkish Lira,
Expiring 12/15/15	Hong Kong & Shanghai Bank	TRY	909	295,513	293,169	(2,344)

				$26,108,091	$25,741,241	(366,850)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/15/15	Deutsche Bank AG	BRL	1,060	$270,181	$260,235	$9,946
British Pound,
Expiring 10/30/15	Societe Generale	GBP	1,775	2,708,148	2,684,931	23,217
Expiring 11/27/15	Credit Suisse First Boston Corp.	GBP	328	508,564	495,220	13,344
Expiring 11/27/15	Goldman Sachs & Co.	GBP	311	479,870	469,808	10,062
Expiring 11/27/15	Royal Bank of Canada	GBP	4,942	7,764,364	7,474,241	290,123
Expiring 12/15/15	Credit Suisse First Boston Corp.	GBP	410	632,565	619,905	12,660
Expiring 12/15/15	State Street Bank	GBP	204	312,368	307,893	4,475
Chilean Peso,
Expiring 12/15/15	Credit Suisse First Boston Corp.	CLP	216,118	309,492	308,254	1,238
Euro,
Expiring 10/30/15	Hong Kong & Shanghai Bank	EUR	38,059	42,683,731	42,546,212	137,519
Expiring 11/27/15	Goldman Sachs & Co.	EUR	6,621	7,466,447	7,405,069	61,378
Expiring 11/27/15	Goldman Sachs & Co.	EUR	1,332	1,535,529	1,489,550	45,979
Expiring 11/27/15	Societe Generale	EUR	816	915,827	912,892	2,935
Expiring 12/15/15	Societe Generale	EUR	275	307,565	308,060	(495)
Hong Kong Dollar,
Expiring 10/30/15	Hong Kong & Shanghai Bank	HKD	16,568	2,137,786	2,137,678	108
Expiring 11/27/15	Hong Kong & Shanghai Bank	HKD	15,045	1,940,626	1,941,212	(586)
Expiring 11/27/15	Royal Bank of Canada	HKD	8,058	1,039,506	1,039,744	(238)
Japanese Yen,
Expiring 10/30/15	Goldman Sachs & Co.	JPY	1,178,586	9,834,902	9,828,049	6,853
Expiring 11/27/15	Morgan Stanley	JPY	332,281	2,706,539	2,771,787	(65,248)
Mexican Peso,
Expiring 12/30/15	Barclays Capital Group	MXN	6,680	394,896	392,227	2,669
Norwegian Krone,
Expiring 11/27/15	Barclays Capital Group	NOK	3,283	397,036	385,215	11,821
Expiring 11/27/15	Standard Chartered PLC	NOK	8,006	975,084	939,469	35,615
Philippine Peso,
Expiring 12/15/15	Hong Kong & Shanghai Bank	PHP	14,307	302,881	304,610	(1,729)
Polish Zloty,
Expiring 12/15/15	Hong Kong & Shanghai Bank	PLN	3,510	921,090	921,455	(365)
Singapore Dollar,
Expiring 10/30/15	Deutsche Bank AG	SGD	3,461	2,431,021	2,429,765	1,256
Expiring 12/15/15	Citigroup Global Markets	SGD	448	313,724	313,800	(76)
Expiring 12/15/15	Hong Kong & Shanghai Bank	SGD	861	605,568	603,712	1,856

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 12/15/15	Deutsche Bank AG	ZAR	8,070	$582,239	$574,327	$7,912
Expiring 12/15/15	Goldman Sachs & Co.	ZAR	2,736	191,844	194,691	(2,847)
Expiring 12/15/15	Goldman Sachs & Co.	ZAR	1,725	120,940	122,786	(1,846)
Swedish Krona,
Expiring 10/30/15	Standard Chartered PLC	SEK	2,775	330,191	331,766	(1,575)
Expiring 11/27/15	Barclays Capital Group	SEK	7,929	957,330	948,623	8,707
Expiring 11/27/15	Barclays Capital Group	SEK	966	114,481	115,512	(1,031)
Swiss Franc,
Expiring 11/27/15	BNP Paribas	CHF	364	375,566	374,308	1,258
Expiring 11/27/15	Standard Chartered PLC	CHF	1,707	1,789,902	1,754,843	35,059
Turkish Lira,
Expiring 12/15/15	Hong Kong & Shanghai Bank	TRY	979	312,784	315,798	(3,014)
Expiring 12/15/15	State Street Bank	TRY	909	295,362	293,169	2,193

				$94,965,949	$94,316,816	649,133

						$282,283

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
OTC cross currency exchange contracts:
11/27/15	Buy	EUR	749	GBP	547	$10,283	Goldman Sachs & Co.
10/02/15	Buy	HKD	357	GBP	30	1,163	Bank of New York Mellon

						$11,446

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,768,303	$—
Austria	—	187,481	—
Belgium	—	4,791,951	—
Brazil	1,214,850	—	—
Canada	7,487,129	—	—
China	795,950	23,238,457	—
Denmark	—	2,644,222	—
Egypt	301,755	—	—
Finland	—	2,866,161	—
France	—	34,932,414	—
Germany	—	26,554,180	—
Hong Kong	—	9,500,844	41,699
India	5,077,372	—	—
Indonesia	—	838,612	—
Ireland	1,893,308	2,565,479	—
Israel	2,434,781	—	—
Italy	—	2,629,006	—
Japan	—	62,764,543	—
Luxembourg	—	1,054,763	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Macau	$—	$399,523	$—
Malaysia	—	173,586	—
Netherlands	11,280,522	8,201,472	—
Norway	—	2,338,868	—
Poland	—	819,027	—
Qatar	—	130,539	—
Russia	3,243,569	402,431	—
Singapore	11,417,789	488,534	—
South Africa	—	5,481,808	—
South Korea	5,638,422	10,355,579	—
Spain	—	1,370,869	—
Sweden	—	4,049,038	—
Switzerland	3,322,577	37,130,723	—
Taiwan	3,916,770	8,057,337	—
Thailand	—	807,263	—
Turkey	—	3,281,230	—
United Arab Emirates	—	371,823	—
United Kingdom	—	68,492,957	—
United States	1,099,748,036	—	—
Preferred Stocks
Brazil	991,022	—	—
Germany	—	5,037,224	—
Ireland	197,841	—	—
Luxembourg	334,439	—	—
Russia	—	483,671	—
United States	36,832,735	—	—
Rights
Taiwan	—	211	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	3,739,502	—
Residential Mortgage-Backed Securities	—	91,776,474	—
Bank Loans	—	2,041,378	—
Commercial Mortgage-Backed Securities	—	39,889,004	273,265
Convertible Bonds	—	136,049,534	—
Corporate Bonds	—	348,300,298	—
Foreign Government Bonds	—	46,816,260	—
Municipal Bonds	—	686,073	—
Residential Mortgage-Backed Securities	—	126,042,246	—
U.S. Government Agency Obligations	—	146,448,965	—
U.S. Treasury Obligations	—	117,323,530	—
Affiliated Money Market Mutual Fund	400,975,317	—	—
Other Financial Instruments*
Futures	(4,926,746)	—	—
OTC Forward Foreign Currency Contracts	—	282,283	—
OTC Cross Currency Exchange Contracts	—	11,446	—

Total	$1,592,177,438	$1,396,617,122	$314,964

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	13.8%
Residential Mortgage-Backed Securities	7.5
Banks	6.5
Real Estate Investment Trusts (REITs)	6.0
U.S. Government Agency Obligations	5.0
U.S. Treasury Obligations	4.0
Pharmaceuticals	3.5
Insurance	2.6
Oil, Gas & Consumable Fuels	2.4
Media	2.4
Software	2.1
Health Care Providers & Services	1.9
Semiconductors & Semiconductor Equipment	1.8
Internet Software & Services	1.7
Specialty Retail	1.7
Foreign Government Bonds	1.6
Biotechnology	1.4
Capital Markets	1.4
IT Services	1.4
Commercial Mortgage-Backed Securities	1.4
Telecommunications	1.4
Technology Hardware, Storage & Peripherals	1.3
Oil & Gas	1.1
Diversified Financial Services	1.0
Chemicals	1.0
Electric Utilities	1.0
Internet & Catalog Retail	0.9
Hotels, Restaurants & Leisure	0.9
Machinery	0.9
Beverages	0.8
Electric	0.8
Automobiles	0.8
Household Durables	0.8
Aerospace & Defense	0.8
Semiconductors	0.7
Tobacco	0.7
Real Estate Management & Development	0.6
Airlines	0.6
Textiles, Apparel & Luxury Goods	0.6
Food Products	0.6
Communications Equipment	0.6
Electrical Equipment	0.6
Household Products	0.6
Healthcare-Services	0.5
Internet	0.5
Wireless Telecommunication Services	0.5
Pipelines	0.5
Health Care Equipment & Supplies	0.5
Food & Staples Retailing	0.5
Building Products	0.5
Metals & Mining	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Manufacturers	0.4
Consumer Finance	0.4
Retail	0.4
Road & Rail	0.4
Industrial Conglomerates	0.4

Diversified Telecommunication Services	0.3%
Multi-Utilities	0.3
Healthcare-Products	0.3
Multiline Retail	0.3
Construction Materials	0.3
Trading Companies & Distributors	0.3
Auto Components	0.3
Foods	0.3
Computers	0.3
Commercial Services	0.3
Containers & Packaging	0.2
Transportation	0.2
Life Sciences Tools & Services	0.2
Mining	0.2
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Personal Products	0.2
Holding Companies-Diversified	0.2
Miscellaneous Manufacturing	0.2
Investment Companies	0.2
Gas	0.1
Lodging	0.1
Building Materials	0.1
Non-Residential Mortgage-Backed Securities	0.1
Energy Equipment & Services	0.1
Professional Services	0.1
Packaging & Containers	0.1
Entertainment	0.1
Distributors	0.1
Agriculture	0.1
Auto Parts & Equipment	0.1
Engineering & Construction	0.1
Paper & Forest Products	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1
Machinery-Diversified	0.1
Aerospace/Defense	0.1
Leisure Time	0.1
Health Care Technology	0.1
Iron/Steel	0.1
Coal	0.1
Gas Utilities	0.1
Home Builders	0.1
Apparel	0.1
Electrical Components & Equipment	0.1
Electronics	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$(7,190,116)
Foreign exchange contracts	293,729
Interest rate contracts	2,263,581

Total	$(4,632,806)

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 96.8%
Australia — 1.4%
BHP Billiton Ltd.	209,359	$3,306,690
BHP Billiton PLC	106,045	1,614,172
South32 Ltd., (ASE)*	209,359	202,365
South32 Ltd., (XLON)*	106,045	101,693

		5,224,920

Belgium — 1.6%
Anheuser-Busch InBev NV	56,800	6,041,027

Canada
Nortel Networks Corp.*	2,492	1

China — 3.1%
China Construction Bank Corp. (Class H Stock)	2,147,000	1,432,763
China Overseas Land & Investment Ltd.	806,000	2,450,546
CNOOC Ltd. (Class H Stock)	3,124,000	3,216,557
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,516,145	1,453,587
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	588,500	2,940,726

		11,494,179

Denmark — 1.0%
Novo Nordisk A/S (Class B Stock)	66,470	3,587,025

France — 12.4%
Accor SA	106,518	4,994,360
AXA SA	204,925	4,975,393
BNP Paribas SA	86,353	5,083,983
Essilor International SA	31,505	3,848,935
Hermes International	1,498	545,294
Imerys SA	33,302	2,139,417
Kering	14,022	2,295,334
LVMH Moet Hennessy Louis Vuitton SA	31,801	5,413,929
Pernod Ricard SA	27,507	2,777,350
Sanofi	71,490	6,805,891
Schneider Electric SE	92,700	5,191,140
Technip SA	60,670	2,871,141

		46,942,167

Germany — 7.0%
Allianz SE	34,247	5,379,992
Bayer AG	44,283	5,681,469
Continental AG	25,240	5,390,936
Fresenius Medical Care AG & Co. KGaA	44,480	3,476,352
SAP SE	98,066	6,353,112

		26,281,861

Hong Kong — 3.4%
Cheung Kong Property Holdings Ltd.	532,500	3,901,267
CK Hutchison Holdings Ltd.	369,000	4,799,818
Hang Lung Properties Ltd.	1,014,000	2,280,850
Sands China Ltd.	658,000	1,998,649

		12,980,584

India — 1.0%
HDFC Bank Ltd., ADR	60,000	3,665,400

Indonesia — 0.4%
Astra International Tbk PT	3,932,300	1,408,503

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	69,999	3,952,144

	Shares	Value
COMMON STOCKS (Continued)
Japan — 20.3%
Astellas Pharma, Inc.	235,200	$3,044,449
Daikin Industries Ltd.	48,300	2,708,952
East Japan Railway Co.	28,400	2,393,144
FANUC Corp.	23,500	3,615,209
Honda Motor Co. Ltd.	212,600	6,345,411
Inpex Corp.	255,300	2,282,570
Japan Tobacco, Inc.	220,700	6,846,157
KDDI Corp.	100,500	2,249,502
Keyence Corp.	6,100	2,724,127
Komatsu Ltd.	149,900	2,200,297
Kubota Corp.	349,000	4,803,084
Makita Corp.	77,500	4,122,449
Mitsui Fudosan Co. Ltd.	123,000	3,371,600
Nidec Corp.	33,700	2,317,414
Nitto Denko Corp.	22,400	1,341,597
Shin-Etsu Chemical Co. Ltd.	40,700	2,087,262
SMC Corp.	20,923	4,581,268
Sumitomo Mitsui Financial Group, Inc.	220,300	8,353,845
Tokyo Electron Ltd.	66,300	3,130,369
Toyota Motor Corp.	138,200	8,091,322

		76,610,028

Macau — 0.2%
Wynn Macau Ltd.	589,200	674,109

Netherlands — 4.2%
Akzo Nobel NV	80,704	5,248,957
ASML Holding NV	48,442	4,258,216
ING Groep NV, CVA	445,357	6,295,203

		15,802,376

South Africa — 0.8%
Naspers Ltd. (Class N Stock)	24,810	3,109,368

South Korea — 1.8%
Hyundai Mobis Co. Ltd.	9,860	1,929,276
Samsung Electronics Co. Ltd., GDR	10,510	4,993,473

		6,922,749

Switzerland — 13.5%
Cie Financiere Richemont SA	52,690	4,099,860
Credit Suisse Group AG*	227,649	5,471,963
Glencore PLC*	1,107,908	1,537,843
LafargeHolcim Ltd.*	96,681	5,068,024
Nestle SA	50,982	3,834,136
Novartis AG	99,069	9,105,619
Roche Holding AG	33,363	8,856,928
UBS Group AG	411,929	7,615,797
Zurich Insurance Group AG*	21,140	5,190,003

		50,780,173

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,904	3,525,508

United Kingdom — 22.7%
Aggreko PLC	78,428	1,130,630
ARM Holdings PLC	302,997	4,353,212
Barclays PLC	1,884,000	6,972,268
BG Group PLC	548,596	7,913,957
British American Tobacco PLC	101,004	5,572,952
Burberry Group PLC	190,866	3,956,384
HSBC Holdings PLC	1,133,791	8,513,601
Imperial Tobacco Group PLC	82,796	4,280,441

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC	5,227,920	$5,951,762
Meggitt PLC	395,000	2,849,575
Prudential PLC	296,992	6,265,480
Rio Tinto Ltd.	67,463	2,321,034
Rio Tinto PLC	70,526	2,366,363
Standard Chartered PLC	413,708	4,014,999
Tullow Oil PLC*	178,555	458,962
Unilever PLC	117,259	4,775,920
Vodafone Group PLC	2,569,899	8,105,653
WPP PLC	287,338	5,982,078

		85,785,271

TOTAL COMMON STOCKS
(cost $369,186,239)		364,787,393

PREFERRED STOCK — 1.2%
Germany
Henkel AG & Co. KGaA (PRFC), (cost $3,608,191)	44,855	4,619,884

TOTAL LONG-TERM INVESTMENTS
(cost $372,794,430)		369,407,277

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $148)(w)	148	$148

TOTAL INVESTMENTS — 98.0% (cost $372,794,578)		369,407,425
Other assets in excess of liabilities — 2.0%		7,716,362

NET ASSETS — 100.0%		$377,123,787

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,224,920	$—
Belgium	—	6,041,027	—
Canada	1	—	—
China	—	11,494,179	—
Denmark	—	3,587,025	—
France	—	46,942,167	—
Germany	—	26,281,861	—
Hong Kong	—	12,980,584	—
India	3,665,400	—	—
Indonesia	—	1,408,503	—
Israel	3,952,144	—	—
Japan	—	76,610,028	—
Macau	—	674,109	—
Netherlands	6,295,203	9,507,173	—
South Africa	—	3,109,368	—
South Korea	4,993,473	1,929,276	—
Switzerland	—	50,780,173	—
Taiwan	3,525,508	—	—
United Kingdom	—	85,785,271	—
Preferred Stocks
Germany	—	4,619,884	—
Affiliated Money Market Mutual Fund	148	—	—

Total	$22,431,877	$346,975,548	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$6,799,520	L2 to L1	Model Price to Official Close

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Banks	13.7%
Pharmaceuticals	10.9
Insurance	6.6
Machinery	5.1
Tobacco	4.4
Textiles, Apparel & Luxury Goods	4.3
Automobiles	4.2
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	3.7
Capital Markets	3.5
Real Estate Management & Development	3.2
Metals & Mining	3.0
Wireless Telecommunication Services	2.8
Media	2.4
Beverages	2.3
Chemicals	2.3
Hotels, Restaurants & Leisure	2.0

Electrical Equipment	2.0%
Auto Components	2.0
Construction Materials	1.9
Software	1.7
Technology Hardware, Storage & Peripherals	1.3
Industrial Conglomerates	1.3
Personal Products	1.3
Household Products	1.2
Health Care Equipment & Supplies	1.0
Food Products	1.0
Health Care Providers & Services	0.9
Energy Equipment & Services	0.8
Aerospace & Defense	0.8
Electronic Equipment, Instruments & Components	0.7
Building Products	0.7
Road & Rail	0.6
Commercial Services & Supplies	0.3

98.0
Other assets in excess of liabilities	2.0

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.7%
COMMON STOCKS — 44.8%
Aerospace & Defense — 0.9%
Airbus Group SE (France)	25,355	$1,501,532
BAE Systems PLC (United Kingdom)	193,971	1,314,847
Boeing Co. (The)	5,890	771,296
General Dynamics Corp.	6,100	841,495
Honeywell International, Inc.(u)	83,059	7,864,857
Huntington Ingalls Industries, Inc.	1,800	192,870
L-3 Communications Holdings, Inc.	2,849	297,777
Meggitt PLC (United Kingdom)	129,190	931,991
Northrop Grumman Corp.(u)	14,876	2,468,672
Raytheon Co.	12,800	1,398,528
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	6,800	328,712
Thales SA (France)	34,238	2,387,256
United Technologies Corp.	39,828	3,544,294

		23,844,127

Air Freight & Logistics
Yamato Holdings Co. Ltd. (Japan)	73,700	1,411,074

Airlines — 0.6%
Air Arabia PJSC (United Arab Emirates)	155,000	59,185
Alaska Air Group, Inc.	5,000	397,250
Delta Air Lines, Inc.(u)	147,027	6,597,101
Japan Airlines Co. Ltd. (Japan)	64,100	2,268,174
Southwest Airlines Co.	36,200	1,377,048
Turk Hava Yollari AO (Turkey)*	72,203	190,494
United Continental Holdings, Inc.*(u)	75,677	4,014,665

		14,903,917

Auto Components — 0.2%
Apollo Tyres Ltd. (India)	40,065	110,395
Ceat Ltd. (India)	4,670	91,469
Continental AG (Germany)	14,293	3,052,799
Delphi Automotive PLC (United Kingdom)(u)	7,600	577,904
Hankook Tire Co. Ltd. (South Korea)	5,280	176,759
Hanon Systems (South Korea)	2,645	87,938
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	22,000	70,653
Hyundai Mobis Co. Ltd. (South Korea)	3,390	663,311
Magna International, Inc. (Canada)	5,610	269,336
Valeo SA (France)	10,049	1,364,431
Xinyi Glass Holdings Ltd. (Hong Kong)	160,000	71,833

		6,536,828

Automobiles — 0.7%
Astra International Tbk PT (Indonesia)	1,139,900	408,299
Daimler AG (Germany)	21,483	1,564,037
Ford Otomotiv Sanayi A/S (Turkey)	5,000	53,432
Geely Automobile Holdings Ltd. (China)	435,000	208,503
General Motors Co.	242,990	7,294,560
General Motors Corp. Escrow Shares*	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	156,000	174,063
Honda Motor Co. Ltd. (Japan)	70,600	2,107,178
Kia Motors Corp. (South Korea)	9,900	448,779
Renault SA (France)	16,171	1,166,789
Tesla Motors, Inc.*(a)	6,964	1,729,858
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	9,610	57,049
Toyota Motor Corp. (Japan)	43,600	2,552,689

		17,765,247

	Shares	Value
COMMON STOCKS (Continued)
Banks — 4.1%
Australia & New Zealand Banking Group Ltd. (Australia)	98,501	$1,881,978
Banco do Brasil SA (Brazil)	48,425	183,586
Bank Negara Indonesia Persero Tbk PT (Indonesia)	336,100	95,215
Bank of America Corp.(u)	773,816	12,056,053
Bank of China Ltd. (China) (Class H Stock)	1,165,000	502,386
Barclays PLC (United Kingdom)	636,906	2,357,048
BNK Financial Group, Inc. (South Korea)	7,325	84,932
BNP Paribas SA (France)	92,277	5,432,754
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	481,000	280,088
China Construction Bank Corp. (China) (Class H Stock)	1,723,000	1,149,814
China Everbright Bank Co. Ltd. (China) (Class H Stock)	301,000	131,520
China Merchants Bank Co. Ltd. (China) (Class H Stock)	159,500	388,750
CIT Group, Inc.	18,200	728,546
Citigroup, Inc.	206,169	10,228,044
Citizens Financial Group, Inc.	49,300	1,176,298
Commercial International Bank Egypt SAE (Egypt), GDR	22,525	137,404
Dubai Islamic Bank PJSC (United Arab Emirates)	60,875	111,440
East West Bancorp, Inc.	25,910	995,462
Fifth Third Bancorp	62,900	1,189,439
First Republic Bank	18,000	1,129,860
HDFC Bank Ltd. (India), ADR	43,179	2,637,805
HSBC Holdings PLC (United Kingdom), (QMTF)	348,248	2,627,076
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	2,688,211
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	797,475	460,705
Industrial Bank of Korea (South Korea)	21,525	247,908
ING Groep NV (Netherlands), CVA	332,168	4,695,256
Intesa Sanpaolo SpA (Italy)	594,358	2,099,700
KB Financial Group, Inc. (South Korea)	10,640	316,271
Krung Thai Bank PCL (Thailand)	455,300	214,929
Lloyds Banking Group PLC (United Kingdom)	3,652,234	4,157,911
M&T Bank Corp.	10,660	1,299,987
Mega Financial Holding Co. Ltd. (Taiwan)	380,000	263,959
Mitsubishi UFJ Financial Group, Inc. (Japan)	609,900	3,685,162
Mizuho Financial Group, Inc. (Japan)	574,000	1,073,725
National Bank Holdings Corp. (Class A Stock)	26,500	544,045
PNC Financial Services Group, Inc. (The)	22,900	2,042,680
Royal Bank of Canada (Canada)	12,608	697,148
Sberbank of Russia (Russia), ADR	72,043	354,452
Signature Bank*	13,001	1,788,418
Societe Generale SA (France)	41,742	1,865,501
Standard Chartered PLC (United Kingdom)	133,640	1,296,964
Sumitomo Mitsui Financial Group, Inc. (Japan)	141,300	5,358,140
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	332,000	1,216,795
SunTrust Banks, Inc.	68,745	2,628,809
SVB Financial Group*(u)	11,910	1,376,081

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Turkiye Halk Bankasi A/S (Turkey)	67,250	$224,891
Turkiye Is Bankasi (Turkey) (Class C Stock)	172,765	269,334
U.S. Bancorp	44,800	1,837,248
Wells Fargo & Co.(u)	401,378	20,610,761

		108,820,489

Beverages — 0.7%
Anheuser-Busch InBev SA NV (Belgium)	18,575	1,975,565
Boston Beer Co., Inc. (The) (Class A Stock)*(u)	1,661	349,823
Coca-Cola Co. (The)(u)	39,605	1,588,953
Constellation Brands, Inc. (Class A Stock)(u)	4,644	581,475
Dr. Pepper Snapple Group, Inc.(u)	22,055	1,743,448
Molson Coors Brewing Co. (Class B Stock)(u)	31,354	2,603,009
Monster Beverage Corp.*	10,987	1,484,783
PepsiCo, Inc.(u)	51,202	4,828,349
Pernod Ricard SA (France)	8,920	900,642
SABMiller PLC (United Kingdom)	37,996	2,151,624
Suntory Beverage & Food Ltd. (Japan)	22,300	856,745

		19,064,416

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*(u)	11,749	1,837,426
Amgen, Inc.	12,650	1,749,748
Biogen, Inc.*(u)	10,457	3,051,458
BioMarin Pharmaceutical, Inc.*(u)	7,865	828,342
Celgene Corp.*(u)	65,151	7,047,384
Gilead Sciences, Inc.(u)	88,016	8,642,293
Incyte Corp.*(u)	1,453	160,310
Kite Pharma, Inc.*(a)	12,452	693,327
Regeneron Pharmaceuticals, Inc.*	6,418	2,985,269
Vertex Pharmaceuticals, Inc.*(u)	46,668	4,860,006

		31,855,563

Building Products — 0.3%
Advanced Drainage Systems, Inc.	19,159	554,270
China Lesso Group Holdings Ltd. (China)	77,000	62,340
Daikin Industries Ltd. (Japan)	40,200	2,254,656
Fortune Brands Home & Security, Inc.	35,302	1,675,786
Lennox International, Inc.	15,412	1,746,642
Masco Corp.(u)	57,203	1,440,372

		7,734,066

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	54,031	381,668
Affiliated Managers Group, Inc.*	9,803	1,676,215
Ameriprise Financial, Inc.(u)	27,545	3,005,986
Bank of New York Mellon Corp. (The)(u)	10,278	402,384
BlackRock, Inc.	9,048	2,691,509
Charles Schwab Corp. (The)(u)	112,948	3,225,795
Credit Suisse Group AG (Switzerland)*	75,112	1,805,455
Goldman Sachs Group, Inc. (The)	33,248	5,777,173
Invesco Ltd.(u)	58,816	1,836,824
Lazard Ltd. (Class A Stock)	34,377	1,488,524
Legg Mason, Inc.	29,800	1,239,978
Meritz Securities Co. Ltd. (South Korea)	28,023	106,233
Morgan Stanley(u)	219,801	6,923,732
Northern Trust Corp.	14,000	954,240
T. Rowe Price Group, Inc.	23,900	1,661,050
TD Ameritrade Holding Corp.	7,790	248,034

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
UBS Group AG (Switzerland)	255,121	$4,716,710

		38,141,510

Chemicals — 0.6%
Air Liquide SA (France)	17,627	2,089,731
Air Products & Chemicals, Inc.	15,640	1,995,351
Akzo Nobel NV (Netherlands)	27,300	1,775,581
Axiall Corp.	9,959	156,257
CHR Hansen Holding A/S (Denmark)	21,082	1,179,170
Dow Chemical Co. (The)	17,620	747,088
Eastman Chemical Co.(u)	7,368	476,857
Huabao International Holdings Ltd. (Hong Kong)	29,000	9,213
Hyosung Corp. (South Korea)	1,780	170,030
Lotte Chemical Corp. (South Korea)	620	142,078
LyondellBasell Industries NV (Netherlands) (Class A Stock)	10,000	833,600
Mosaic Co. (The)	54,704	1,701,841
Nitto Denko Corp. (Japan)	7,200	431,228
PPG Industries, Inc.	17,824	1,562,987
Sherwin-Williams Co. (The)	7,506	1,672,187
Shin-Etsu Chemical Co. Ltd. (Japan)	14,600	748,747

		15,691,946

Commercial Services & Supplies — 0.1%
Aggreko PLC (United Kingdom)	27,602	397,915
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	815	83,198
Pitney Bowes, Inc.(a)	21,000	416,850
Republic Services, Inc.(u)	14,598	601,438
Stericycle, Inc.*	13,390	1,865,361
Waste Connections, Inc.	13,153	638,973

		4,003,735

Communications Equipment — 0.5%
Arista Networks, Inc.*(a)	25,526	1,561,936
Brocade Communications Systems, Inc.	30,400	315,552
BYD Electronic International Co. Ltd. (China)*	45,500	28,429
Cisco Systems, Inc.	142,100	3,730,125
Harris Corp.	27,200	1,989,680
Juniper Networks, Inc.	16,900	434,499
Nokia OYJ (Finland)	242,605	1,658,893
Palo Alto Networks, Inc.*	6,949	1,195,228
QUALCOMM, Inc.	34,500	1,853,685

		12,768,027

Construction & Engineering — 0.1%
AECOM*(a)	33,100	910,581
Fluor Corp.	14,650	620,427
Hyundai Development Co-Engineering & Construction (South Korea)	2,960	136,687
Kajima Corp. (Japan)	392,000	2,080,291

		3,747,986

Construction Materials — 0.3%
Eagle Materials, Inc.	17,262	1,181,066
Imerys SA (France)	12,225	785,369
LafargeHolcim Ltd. (Switzerland)*	31,020	1,626,070
Martin Marietta Materials, Inc.(u)	16,534	2,512,341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Vulcan Materials Co.(u)	14,411	$1,285,462

		7,390,308

Consumer Finance — 0.3%
Ally Financial, Inc.*	83,141	1,694,414
Capital One Financial Corp.	56,100	4,068,372
Discover Financial Services	58,757	3,054,776
Santander Consumer USA Holdings, Inc.*(u)	7,786	158,990

		8,976,552

Containers & Packaging — 0.3%
Ball Corp.	20,800	1,293,760
Crown Holdings, Inc.*(u)	55,935	2,559,026
Sealed Air Corp.(u)	44,642	2,092,817
WestRock Co.(u)	27,194	1,398,859

		7,344,462

Distributors — 0.1%
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	9,570	30,687
Genuine Parts Co.	20,316	1,683,993
Imperial Holdings Ltd. (South Africa)	7,780	95,391

		1,810,071

Diversified Consumer Services
ServiceMaster Global Holdings, Inc.*	12,500	419,375

Diversified Financial Services — 0.3%
Fubon Financial Holding Co. Ltd. (Taiwan)	218,000	341,266
Intercontinental Exchange, Inc.(u)	13,195	3,100,693
McGraw Hill Financial, Inc.	23,985	2,074,703
Moscow Exchange MICEX-RTS OAO (Russia)	72,625	89,098
ORIX Corp. (Japan)	134,000	1,728,512
Power Finance Corp. Ltd. (India)	23,825	83,772
Rural Electrification Corp. Ltd. (India)	23,285	97,544
Somerset Cayuga Holding Co., Inc.*	1,372	34,643
Voya Financial, Inc.	19,500	756,015

		8,306,246

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	65,676	2,139,724
BT Group PLC (United Kingdom)	409,385	2,605,540
CenturyLink, Inc.	14,000	351,680
China Telecom Corp. Ltd. (China) (Class H Stock)	526,000	254,857
Nippon Telegraph & Telephone Corp. (Japan)	76,000	2,676,997
Orange SA (France)	134,699	2,041,948
PCCW Ltd. (Hong Kong)	2,281,000	1,174,158
Telenor ASA (Norway)	100,324	1,874,712
Verizon Communications, Inc.	45,141	1,964,085

		15,083,701

Electric Utilities — 0.7%
American Electric Power Co., Inc.	25,400	1,444,244
Duke Energy Corp.	21,600	1,553,904
Edison International(u)	59,558	3,756,325
Enel SpA (Italy)	383,321	1,710,384
Entergy Corp.	15,100	983,010
Eversource Energy	23,000	1,164,260
Exelon Corp.(u)	16,144	479,477

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Korea Electric Power Corp. (South Korea)	3,270	$134,818
NextEra Energy, Inc.(u)	34,349	3,350,745
PPL Corp.(u)	41,173	1,354,180
Xcel Energy, Inc.(u)	89,945	3,184,953

		19,116,300

Electrical Equipment — 0.2%
Acuity Brands, Inc.	17,756	3,117,598
Jiangnan Group Ltd. (China)	244,000	50,293
Nidec Corp. (Japan)	15,300	1,052,120
Schneider Electric SE (France)	29,546	1,654,557
SolarCity Corp.*(a)	14,740	629,545
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	33,600	58,406

		6,562,519

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)(u)	28,728	1,463,979
Arrow Electronics, Inc.*	27,700	1,531,256
Coretronic Corp. (Taiwan)	56,750	51,373
Elite Material Co. Ltd. (Taiwan)	61,000	134,544
Innolux Corp. (Taiwan)	185,000	57,939
Keyence Corp. (Japan)	5,900	2,634,811
KH Vatec Co. Ltd. (South Korea)	4,018	52,126
LG Innotek Co. Ltd. (South Korea)	950	70,890
TE Connectivity Ltd. (Switzerland)	38,563	2,309,538
Zhen Ding Technology Holding Ltd. (Taiwan)	46,000	131,855

		8,438,311

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	7,500	390,300
Cameron International Corp.*	16,000	981,120
Dril-Quip, Inc.*	883	51,408
Ensco PLC (Class A Stock)	26,800	377,344
Gulf International Services QSC (Qatar)	3,365	60,256
National Oilwell Varco, Inc.(a)	29,100	1,095,615
Schlumberger Ltd.	27,873	1,922,401
Technip SA (France)	17,620	833,847
Transocean Ltd. (Switzerland)(a)	9,600	124,032

		5,836,323

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.(u)	21,477	3,104,930
CVS Health Corp.	19,620	1,892,938
Distribuidora Internacional de Alimentacion SA (Spain)*	112,633	681,830
GS Retail Co. Ltd. (South Korea)	2,470	127,547
Kroger Co. (The)(u)	96,600	3,484,362
Seven & I Holdings Co. Ltd. (Japan)	39,900	1,820,763
SPAR Group Ltd. (The) (South Africa)	6,400	85,621
Sprouts Farmers Market, Inc.*	48,828	1,030,271
Sun Art Retail Group Ltd. (Hong Kong)	566,000	435,324
Walgreens Boots Alliance, Inc.	11,700	972,270

		13,635,856

Food Products — 0.6%
Archer-Daniels-Midland Co.	22,900	949,205
Associated British Foods PLC (United Kingdom)	27,300	1,381,626
Bunge Ltd.	4,300	315,190
Hershey Co. (The)	10,606	974,479
Ingredion, Inc.	5,000	436,550

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
JBS SA (Brazil)	61,750	$261,517
Mondelez International, Inc. (Class A Stock)(u)	47,199	1,976,222
Nestle SA (Switzerland)	83,429	6,274,335
NH Foods Ltd. (Japan)	43,000	877,497
Pilgrim’s Pride Corp.(a)	9,900	205,722
Post Holdings, Inc.*(a)(u)	26,468	1,564,259
Thai Union Group PCL (Thailand), NVDR	257,900	130,978
TreeHouse Foods, Inc.*	12,400	964,596
Tyson Foods, Inc. (Class A Stock)	26,000	1,120,600

		17,432,776

Gas Utilities — 0.1%
AGL Resources, Inc.(u)	1,342	81,916
ENN Energy Holdings Ltd. (China)	224,000	1,078,726
UGI Corp.	44,750	1,558,195

		2,718,837

Health Care Equipment & Supplies — 0.3%
Becton, Dickinson and Co.	2,700	358,182
Boston Scientific Corp.*	66,767	1,095,647
Essilor International SA (France)	10,217	1,248,201
Medtronic PLC	13,300	890,302
Novadaq Technologies, Inc. (Canada)*(a)	79,243	826,504
Smith & Nephew PLC (United Kingdom)	94,797	1,656,215
Stryker Corp.	9,100	856,310

		6,931,361

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*(a)	25,694	1,702,741
Aetna, Inc.(u)	74,259	8,124,677
Anthem, Inc.	25,134	3,518,760
Cardinal Health, Inc.	3,100	238,142
Cigna Corp.(u)	31,593	4,265,686
Envision Healthcare Holdings, Inc.*	33,466	1,231,214
Express Scripts Holding Co.*	14,600	1,182,016
Fresenius Medical Care AG & Co. KGaA (Germany)	14,970	1,169,986
HCA Holdings, Inc.*	42,059	3,253,684
Health Net, Inc.*	2,700	162,594
Humana, Inc.(u)	37,685	6,745,615
LifePoint Health, Inc.*	7,000	496,300
McKesson Corp.(u)	37,064	6,857,952
National Healthcare Corp.	8,910	542,530
Netcare Ltd. (South Africa)	74,985	196,888
Sinopharm Group Co. Ltd. (China) (Class H Stock)	56,800	199,785
Spire Healthcare Group PLC (United Kingdom), 144A	191,269	1,042,693
UnitedHealth Group, Inc.(u)	101,125	11,731,512
Universal Health International Group Holding Ltd. (China)*	70,000	23,116

		52,685,891

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*(a)	39,652	928,253

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	28,030	1,314,256
Carnival Corp.(u)	22,078	1,097,277
Chipotle Mexican Grill, Inc.*(u)	431	310,428
ClubCorp Holdings, Inc.	22,700	487,142

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.	9,800	$671,692
Hana Tour Service, Inc. (South Korea)	450	55,288
Hilton Worldwide Holdings, Inc.(u)	105,343	2,416,568
InterContinental Hotels Group PLC (United Kingdom)	28,327	981,369
Kangwon Land, Inc. (South Korea)	4,100	146,540
La Quinta Holdings, Inc.*	38,400	605,952
Restaurant Brands International, Inc. (Canada)	24,634	884,853
REXLot Holdings Ltd. (Hong Kong)	700,000	19,790
Royal Caribbean Cruises Ltd.(u)	33,384	2,974,180
Sands China Ltd. (Hong Kong)	210,000	637,867
Starbucks Corp.(u)	53,122	3,019,454
Wynn Macau Ltd. (Macau)	193,600	221,500

		15,844,156

Household Durables — 0.6%
Arcelik A/S (Turkey)	18,520	90,289
Coway Co. Ltd. (South Korea)	3,195	226,082
D.R. Horton, Inc.(u)	65,180	1,913,685
Electrolux AB (Sweden) (Class B Stock)	66,827	1,888,318
Harman International Industries, Inc.(a)	26,057	2,501,211
Mohawk Industries, Inc.*	16,314	2,965,722
MRV Engenharia e Participacoes SA (Brazil)	43,500	67,919
PulteGroup, Inc.(u)	40,748	768,914
Skyworth Digital Holdings Ltd. (Hong Kong)	148,000	100,733
Steinhoff International Holdings Ltd. (South Africa)	71,113	436,666
Toll Brothers, Inc.*(u)	115,267	3,946,742

		14,906,281

Household Products — 0.3%
Colgate-Palmolive Co.	12,608	800,104
Energizer Holdings, Inc.	26,880	1,040,525
Procter & Gamble Co. (The)	61,160	4,399,850
Reckitt Benckiser Group PLC (United Kingdom)	23,962	2,173,006

		8,413,485

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	750	15,503
Huadian Power International Corp. Ltd. (China) (Class H Stock)	180,000	141,235
Huaneng Power International, Inc. (China) (Class H Stock)	270,000	292,346

		449,084

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	41,858	3,657,552
CK Hutchison Holdings Ltd. (Hong Kong)	221,920	2,886,655
Danaher Corp.	9,700	826,537
General Electric Co.	87,346	2,202,866
KOC Holding A/S (Turkey)	49,820	194,506
SK Holdings Co. Ltd. (South Korea)	892	184,125

		9,952,241

Insurance — 2.2%
ACE Ltd.(u)	84,370	8,723,858
Alleghany Corp.*	1,273	595,904
Allianz SE (Germany)	19,203	3,016,673
Allied World Assurance Co. Holdings AG	19,300	736,681

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Allstate Corp. (The)	12,210	$711,110
American International Group, Inc.(u)	61,203	3,477,554
AmTrust Financial Services, Inc.	11,130	700,967
Arthur J Gallagher & Co.(u)	10,126	418,001
Aviva PLC (United Kingdom)	207,079	1,416,327
AXA SA (France)	164,831	4,001,948
Cathay Financial Holding Co. Ltd. (Taiwan)	246,000	336,934
Chubb Corp. (The)	9,600	1,177,440
CNO Financial Group, Inc.(a)	50,000	940,500
Hartford Financial Services Group, Inc. (The)(u)	67,583	3,093,950
Lancashire Holdings Ltd. (United Kingdom)	7,986	83,534
Legal & General Group PLC (United Kingdom)	596,678	2,151,478
Lincoln National Corp.(u)	7,800	370,188
Loews Corp.	75,300	2,721,342
Marsh & McLennan Cos., Inc.	78,506	4,099,583
MetLife, Inc.(u)	90,088	4,247,649
Old Republic International Corp.	11,443	178,969
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	170,000	332,978
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	189,000	944,430
Prudential PLC (United Kingdom)	300,579	6,341,153
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	42,800	1,243,120
Sun Life Financial, Inc. (Canada)	32,286	1,041,281
Travelers Cos., Inc. (The)	20,200	2,010,506
Unum Group	39,100	1,254,328
W.R. Berkley Corp.	5,900	320,783
XL Group PLC (Ireland)(u)	3,003	109,069
Zurich Insurance Group AG (Switzerland)*	6,650	1,632,617

		58,430,855

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*(u)	18,407	9,422,360
Expedia, Inc.	25,200	2,965,536
GS Home Shopping, Inc. (South Korea)	335	53,739
Netflix, Inc.*	20,239	2,089,879
Priceline Group, Inc. (The)*	2,050	2,535,563
Vipshop Holdings Ltd. (China), ADR*	4,320	72,576
Wayfair, Inc. (Class A Stock)*(a)	29,606	1,037,986

		18,177,639

Internet Software & Services — 1.3%
CoStar Group, Inc.*	7,337	1,269,741
eBay, Inc.*	22,400	547,456
Facebook, Inc. (Class A Stock)*(u)	141,118	12,686,508
Google, Inc. (Class A Stock)*	7,325	4,676,060
Google, Inc. (Class C Stock)*(u)	21,598	13,140,656
NetEase, Inc. (China), ADR	2,460	295,495
Tencent Holdings Ltd. (China)	18,100	305,104
VeriSign, Inc.*(a)	13,300	938,448

		33,859,468

IT Services — 1.1%
Accenture PLC (Class A Stock)(u)	47,928	4,709,405
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	21,661	1,356,195
Computer Sciences Corp.	26,300	1,614,294

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.(u)	39,573	$2,654,557
Gartner, Inc.*	15,726	1,319,883
HCL Technologies Ltd. (India)	24,325	364,804
Leidos Holdings, Inc.	21,600	892,296
MasterCard, Inc. (Class A Stock)	59,887	5,397,016
PayPal Holdings, Inc.*	52,507	1,629,817
QIWI PLC (Russia), ADR	2,940	47,393
Total System Services, Inc.(u)	4,879	221,653
VeriFone Systems, Inc.*(a)	51,993	1,441,766
Visa, Inc. (Class A Stock)(u)	100,674	7,012,951

		28,662,030

Life Sciences Tools & Services — 0.2%
Fluidigm Corp.*	8,005	64,921
Illumina, Inc.*(u)	24,108	4,238,668

		4,303,589

Machinery — 0.6%
Allison Transmission Holdings, Inc.	8,500	226,865
Cummins, Inc.(u)	1,864	202,393
DMG Mori Co. Ltd. (Japan)	70,600	898,663
Dover Corp.	26,000	1,486,680
FANUC Corp. (Japan)	7,500	1,153,790
Hyundai Elevator Co. Ltd. (South Korea)*	2,025	87,790
Illinois Tool Works, Inc.	24,600	2,024,826
Komatsu Ltd. (Japan)	60,800	892,449
Kubota Corp. (Japan)	118,000	1,623,965
Makita Corp. (Japan)	26,400	1,404,292
PACCAR, Inc.(u)	58,703	3,062,535
Shin Zu Shing Co. Ltd. (Taiwan)*	28,000	84,716
SMC Corp. (Japan)	6,974	1,527,016
SPX Corp.	9,580	114,194
SPX FLOW, Inc.*	9,580	329,839
United Tractors Tbk PT (Indonesia)	40,900	48,962

		15,168,975

Marine
Kirby Corp.*	6,500	402,675
MISC Bhd (Malaysia)	40,000	80,271
Wan Hai Lines Ltd. (Taiwan)	126,000	79,774

		562,720

Media — 1.4%
Cable One, Inc.*	700	293,594
CBS Corp. (Class B Stock)(u)	71,031	2,834,136
Charter Communications, Inc. (Class A Stock)*(a)(u)	19,937	3,505,922
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	56,000	399,280
Comcast Corp. (Class A Stock)	62,860	3,575,476
Dentsu, Inc. (Japan)	42,600	2,186,237
DISH Network Corp. (Class A Stock)*(u)	72,654	4,238,634
Entercom Communications Corp. (Class A Stock)*(a)	24,446	248,371
Media General, Inc.*(a)	42,400	593,176
Naspers Ltd. (South Africa) (Class N Stock)	7,225	905,489
Omnicom Group, Inc.	8,400	553,560
RS PCL (Thailand), NVDR	98,100	28,542
Sirius XM Holdings, Inc.*(u)	150,486	562,818
Smiles SA (Brazil)	7,710	58,479
TEGNA, Inc.	23,200	519,448

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner Cable, Inc.(u)	2,728	$489,321
Time Warner, Inc.(u)	109,191	7,506,881
Time, Inc.	32,400	617,222
Twenty-First Century Fox, Inc. (Class A Stock)	157,299	4,243,927
Twenty-First Century Fox, Inc. (Class B Stock)(u)	31,383	849,538
UBM PLC (United Kingdom)	145,940	1,074,485
WPP PLC (United Kingdom)	90,545	1,885,053

		37,169,589

Metals & Mining — 0.4%
BHP Billiton Ltd. (Australia)	88,222	1,393,409
Glencore PLC (Switzerland)*	366,325	508,481
Magnitogorsk Iron & Steel Works (Russia)	276,100	86,361
MMC Norilsk Nickel PJSC (Russia), ADR	21,960	315,565
Nippon Steel & Sumitomo Metal Corp. (Japan)	56,600	1,031,407
Norsk Hydro ASA (Norway)	402,094	1,340,808
Rio Tinto Ltd. (United Kingdom)	20,266	697,243
Rio Tinto PLC (United Kingdom)	85,536	2,869,995
Seah Besteel Corp. (South Korea)	1,890	48,147
Severstal PAO (Russia), GDR, RegS	8,490	90,587
South32 Ltd. (Australia)*	88,222	85,275
United States Steel Corp.(a)	125,303	1,305,657
Yeong Guan Energy Technology Group Co. Ltd. (Taiwan)	14,000	73,967

		9,846,902

Multiline Retail — 0.3%
Dollar General Corp.	32,260	2,336,914
Kohl’s Corp.	49,600	2,296,976
Next PLC (United Kingdom)	21,541	2,482,422
Target Corp.	17,900	1,408,014

		8,524,326

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.(u)	7,683	138,601
CMS Energy Corp.(u)	27,960	987,547
E.ON SE (Germany)	97,899	840,119
National Grid PLC (United Kingdom)	109,250	1,521,535
Sempra Energy	14,700	1,421,784

		4,909,586

Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	22,198	1,340,537
BG Group PLC (United Kingdom)	261,141	3,767,178
Bharat Petroleum Corp. Ltd. (India)	16,575	215,057
Cabot Oil & Gas Corp.	39,368	860,584
Chevron Corp.	24,803	1,956,461
CNOOC Ltd. (China) (Class H Stock)	1,375,000	1,415,738
Columbia Pipeline Group, Inc.(u)	89,184	1,631,176
Concho Resources, Inc.*(u)	26,585	2,613,306
CONSOL Energy, Inc.(a)	43,300	424,340
Devon Energy Corp.	34,400	1,275,896
Energen Corp.	6,700	334,062
EOG Resources, Inc.	21,902	1,594,466
EQT Corp.(u)	20,624	1,335,816
Exxon Mobil Corp.	46,800	3,479,580
Hess Corp.	3,900	195,234
Hindustan Petroleum Corp. Ltd. (India)	17,870	210,702
HollyFrontier Corp.	24,500	1,196,580

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Inpex Corp. (Japan)	84,700	$757,280
Kinder Morgan, Inc.	40,800	1,129,344
Lukoil PJSC (Russia), ADR	9,900	337,194
Marathon Petroleum Corp.	37,914	1,756,556
Occidental Petroleum Corp.	106,009	7,012,495
Oil Search Ltd. (Australia)	151,383	768,637
PBF Energy, Inc. (Class A Stock)	31,100	877,953
Phillips 66	24,467	1,880,044
Pioneer Natural Resources Co.	2,386	290,233
Polski Koncern Naftowy Orlen SA (Poland)	13,650	238,326
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	78,910	135,650
Range Resources Corp.(a)	29,141	936,009
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	65,654	1,557,309
Southwestern Energy Co.*	56,200	713,178
Tatneft PAO (Russia), ADR	6,980	195,091
Tesoro Corp.	1,400	136,136
TransCanada Corp. (Canada)(u)	3,094	97,709
Tullow Oil PLC (United Kingdom)*	50,950	130,963
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	7,375	180,761
Valero Energy Corp.(u)	48,174	2,895,258

		45,872,839

Paper & Forest Products — 0.1%
International Paper Co.	8,300	313,657
KapStone Paper and Packaging Corp.	38,400	633,984
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	144,000	73,076
UPM-Kymmene OYJ (Finland)	52,957	794,927

		1,815,644

Personal Products — 0.1%
Chlitina Holding Ltd. (Taiwan)	11,000	81,056
Edgewell Personal Care Co.	7,130	581,808
Grape King Bio Ltd. (Taiwan)	27,000	134,303
Herbalife Ltd.*	4,700	256,150
Unilever PLC (United Kingdom)	41,352	1,684,253

		2,737,570

Pharmaceuticals — 2.9%
Allergan PLC*(u)	19,586	5,323,671
Astellas Pharma, Inc. (Japan)	95,700	1,238,749
AstraZeneca PLC (United Kingdom)	35,109	2,226,556
Bayer AG (Germany)	38,319	4,916,293
Bristol-Myers Squibb Co.(u)	56,857	3,365,934
Eli Lilly & Co(u)	63,263	5,294,480
GlaxoSmithKline PLC (United Kingdom)	169,017	3,244,085
Johnson & Johnson	63,806	5,956,290
Merck & Co., Inc.	92,733	4,580,083
Mylan NV (Netherlands)*(a)	11,835	476,477
Novartis AG (Switzerland)	64,079	5,889,622
Novo Nordisk A/S (Denmark) (Class B Stock)	45,773	2,470,120
Pfizer, Inc.	427,307	13,421,712
Roche Holding AG (Switzerland)	26,040	6,912,879
Sanofi (France)	43,890	4,178,355
Shire PLC (Ireland)	28,384	1,940,380
Sino Biopharmaceutical Ltd. (Hong Kong)	152,000	188,231

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	$1,277,408
Valeant Pharmaceuticals International, Inc.*(u)	30,983	5,526,748

		78,428,073

Professional Services — 0.1%
Equifax, Inc.(u)	10,767	1,046,337
ManpowerGroup, Inc.	6,000	491,340

		1,537,677

Real Estate Investment Trusts (REITs) — 3.6%
American Campus Communities, Inc.	24,500	887,880
American Homes 4 Rent (Class A Stock)	47,466	763,253
American Residential Properties, Inc.	32,100	554,367
American Tower Corp.	12,783	1,124,648
Apartment Investment & Management Co. (Class A Stock)	78,431	2,903,515
AvalonBay Communities, Inc.(u)	46,457	8,121,613
Boston Properties, Inc.	25,993	3,077,571
Brandywine Realty Trust	74,800	921,536
Brixmor Property Group, Inc.	82,100	1,927,708
Care Capital Properties, Inc.	2,409	79,328
DiamondRock Hospitality Co.	159,400	1,761,370
Douglas Emmett, Inc.	32,600	936,272
EastGroup Properties, Inc.	11,400	617,652
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	98,210	81,546
Equinix, Inc.	3,600	984,240
Equity One, Inc.	57,500	1,399,550
Equity Residential	37,000	2,779,440
Essex Property Trust, Inc.	19,640	4,387,969
Extra Space Storage, Inc.	29,700	2,291,652
FelCor Lodging Trust, Inc.	79,000	558,530
General Growth Properties, Inc.	125,450	3,257,937
Goodman Group (Australia)	286,030	1,182,313
HCP, Inc.	137,500	5,121,875
Healthcare Realty Trust, Inc.	37,050	920,693
Highwoods Properties, Inc.	29,900	1,158,625
Kilroy Realty Corp.	5,650	368,154
Kimco Realty Corp.(u)	166,470	4,066,862
Klepierre (France)	33,665	1,525,786
LaSalle Hotel Properties(u)	74,350	2,110,797
Liberty Property Trust	51,100	1,610,161
Macerich Co. (The)	21,500	1,651,630
NorthStar Realty Finance Corp.	28,800	355,680
Omega Healthcare Investors, Inc.	41,420	1,455,913
Outfront Media, Inc.	24,500	509,600
Parkway Properties, Inc.	49,900	776,444
Pebblebrook Hotel Trust	31,000	1,098,950
Prologis, Inc.	127,655	4,965,779
Public Storage	24,160	5,112,981
Rayonier, Inc.(a)	42,066	928,397
Realty Income Corp.(a)	6,900	326,991
Regency Centers Corp.(u)	40,550	2,520,183
Simon Property Group, Inc.(u)	43,912	8,067,512
SL Green Realty Corp.(a)(u)	36,620	3,960,819
Spirit Realty Capital, Inc.	206,500	1,887,410
STORE Capital Corp.	19,900	411,134
Vornado Realty Trust	16,588	1,499,887
Welltower, Inc.	28,150	1,906,318

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Westfield Corp. (Australia)	166,203	$1,169,524
Weyerhaeuser Co.	36,600	1,000,644

		97,088,639

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	31,050	976,212
CBRE Group, Inc. (Class A Stock)*	79,766	2,552,512
Cheung Kong Property Holdings Ltd. (Hong Kong)	176,500	1,293,096
China Overseas Land & Investment Ltd. (China)	776,000	2,359,335
Daiwa House Industry Co. Ltd. (Japan)	75,800	1,879,148
Hang Lung Properties Ltd. (Hong Kong)	332,000	746,787
Mitsui Fudosan Co. Ltd. (Japan)	101,000	2,768,550

		12,575,640

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	9,148	1,313,379
East Japan Railway Co. (Japan)	16,500	1,390,383
Old Dominion Freight Line, Inc.*	13,973	852,353
Union Pacific Corp.(u)	69,910	6,180,743

		9,736,858

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	281,000	306,174
Analog Devices, Inc.	9,100	513,331
ARM Holdings PLC (United Kingdom)	103,898	1,492,721
ASML Holding NV (Netherlands)	31,780	2,793,570
Avago Technologies Ltd. (Singapore)(u)	86,071	10,759,736
Broadcom Corp. (Class A Stock)(u)	70,125	3,606,529
Freescale Semiconductor Ltd.*(u)	7,708	281,959
Infineon Technologies AG (Germany)	133,411	1,498,939
Inotera Memories, Inc. (Taiwan)*	157,000	98,698
KLA-Tencor Corp.	59,946	2,997,300
Lam Research Corp.(u)	122,964	8,033,238
Micron Technology, Inc.*	32,100	480,858
NXP Semiconductor NV (Netherlands)*(u)	60,874	5,300,299
Realtek Semiconductor Corp. (Taiwan)	45,950	78,229
SK Hynix, Inc. (South Korea)	11,725	334,403
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	103,465	2,146,899
Texas Instruments, Inc.	84,238	4,171,466
Tokyo Electron Ltd. (Japan)	21,100	996,241
Vanguard International Semiconductor Corp. (Taiwan)	64,000	72,891
Win Semiconductors Corp. (Taiwan)	55,213	61,291

		46,024,772

Software — 1.2%
Activision Blizzard, Inc.	22,300	688,847
Adobe Systems, Inc.*(u)	51,495	4,233,919
Com2uS Corp. (South Korea)*	717	70,541
Electronic Arts, Inc.*	23,668	1,603,507
Guidewire Software, Inc.*	27,393	1,440,324
Microsoft Corp.(u)	335,340	14,842,148
Mobileye NV (Israel)*	27,612	1,255,794
NCSoft Corp. (South Korea)	780	124,709
Oracle Corp.	46,800	1,690,416
Rovi Corp.*	38,401	402,826
SAP SE (Germany)	56,745	3,676,170

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
ServiceNow, Inc.*	17,470	$1,213,292
Symantec Corp.	38,600	751,542
Workday, Inc. (Class A Stock)*(a)	14,384	990,482

		32,984,517

Specialty Retail — 1.3%
AutoZone, Inc.*	1,830	1,324,609
Bed Bath & Beyond, Inc.*	25,400	1,448,308
Best Buy Co., Inc.(u)	98,512	3,656,766
Dixons Carphone PLC (United Kingdom)	152,197	978,167
GameStop Corp. (Class A Stock)(a)	36,911	1,521,102
Gap, Inc. (The)	36,600	1,043,100
GOME Electrical Appliances Holding Ltd. (China)	518,000	79,093
Home Depot, Inc. (The)	55,053	6,358,071
Kingfisher PLC (United Kingdom)	291,064	1,581,124
Lowe’s Cos., Inc.(u)	128,067	8,826,377
Nebraska Book Holdings, Inc.*	1,680	2,730
Ross Stores, Inc.(u)	10,437	505,881
Staples, Inc.	27,900	327,267
Tiffany & Co.	20,446	1,578,840
TJX Cos., Inc. (The)	31,090	2,220,448
Ulta Salon Cosmetics & Fragrance, Inc.*	13,917	2,273,342

		33,725,225

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.(u)	198,181	21,859,365
Casetek Holdings Ltd. (Taiwan)	14,000	59,864
Catcher Technology Co. Ltd. (Taiwan)	30,000	320,721
Chicony Electronics Co. Ltd. (Taiwan)	66,044	152,678
Hewlett-Packard Co.	164,748	4,219,196
Lenovo Group Ltd. (China)	252,000	213,038
Nimble Storage, Inc.*(a)	30,176	727,845
Pegatron Corp. (Taiwan)	102,000	249,624
Samsung Electronics Co. Ltd. (South Korea)	1,742	1,671,369
Samsung Electronics Co. Ltd. (South Korea), GDR, 144A	2,620	1,244,805
SanDisk Corp.	6,200	336,846
Western Digital Corp.	5,700	452,808

		31,508,159

Textiles, Apparel & Luxury Goods — 0.4%
Anta Sports Products Ltd. (China)	64,000	166,132
Belle International Holdings Ltd. (China)	203,000	176,545
Burberry Group PLC (United Kingdom)	55,440	1,149,193
Carter’s, Inc.	6,100	552,904
Cie Financiere Richemont SA (Switzerland)	15,720	1,223,188
Coach, Inc.	19,500	564,135
Feng TAY Enterprise Co. Ltd. (Taiwan)	21,870	136,306
Hanesbrands, Inc.	33,500	969,490
Hermes International (France)	470	171,087
Kering (France)	4,518	739,575
LVMH Moet Hennessy Louis Vuitton SE (France)	7,977	1,358,036
NIKE, Inc. (Class B Stock)(u)	4,198	516,228
Pou Chen Corp. (Taiwan)	111,000	166,978
Ralph Lauren Corp.	4,507	532,547
Taiwan Paiho Ltd. (Taiwan)	56,000	152,821
VF Corp.	6,611	450,936

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Wolverine World Wide, Inc.	36,282	$785,142

		9,811,243

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	20,300	376,109
Hudson City Bancorp, Inc.	52,200	530,874

		906,983

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	98,105	5,412,998
Imperial Tobacco Group PLC (United Kingdom)	34,127	1,764,320
Japan Tobacco, Inc. (Japan)	121,100	3,756,546
KT&G Corp. (South Korea)	3,665	344,763
Philip Morris International, Inc.	13,648	1,082,696
Reynolds American, Inc.	27,100	1,199,717

		13,561,040

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	50,018	1,431,515
W.W. Grainger, Inc.(a)	6,900	1,483,569
Watsco, Inc.	11,176	1,324,132
Wolseley PLC (Switzerland)	35,237	2,061,146

		6,300,362

Transportation Infrastructure
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	102,000	66,741
Shenzhen International Holdings Ltd. (China)	89,750	123,602
TAV Havalimanlari Holding A/S (Turkey)	17,900	140,654
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	120,000	131,080

		462,077

Water Utilities
American Water Works Co., Inc.(u)	1,275	70,227
Pennon Group PLC (United Kingdom)	68,783	809,057

		879,284

Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (China)	70,000	837,883
KDDI Corp. (Japan)	74,200	1,660,826
Mobile Telesystems PJSC (Russia), ADR	21,160	152,775
NII Holdings, Inc.*	8,909	57,998
T-Mobile US, Inc.*(u)	37,264	1,483,480
Vodafone Group PLC (United Kingdom)	1,754,612	5,534,177

		9,727,139

TOTAL COMMON STOCKS (cost $1,175,204,699)		1,194,770,740

PREFERRED STOCKS — 0.1%
Banks
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	58,854	389,613

Consumer Finance
Ally Financial, Inc., Series G, 7.000%	63	63,514

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	76,590

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	27,603	$2,842,997

Insurance
XLIT Ltd. (Ireland), Series D, 3.441%	350	294,656

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC), ADR*	18,750	69,000
Surgutneftegas OAO (Russia) (PRFC)	368,420	223,032

		292,032

TOTAL PREFERRED STOCKS (cost $3,748,301)		3,959,402

	Units
RIGHTS*
Metals & Mining
Yeong Guan Energy (Taiwan), expiring 10/12/15 (cost $0)	562	102

WARRANTS*
Oil, Gas & Consumable Fuels
Gener8 Maritime, Inc., expiring 05/17/17	230	—

Specialty Retail
Nebraska Book Holdings, Inc., Series A,expiring 06/29/19	1,980	—

Nebraska Book Holdings, Inc., Series B,expiring 06/29/19	4,243	—

		—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Non-Residential Mortgage-Backed Securities — 0.2%
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	99	99,106
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	29	29,055
Series 2012-C, Class A, 144A
1.820%	12/16/19	160	159,505
Series 2012-D, Class A, 144A
1.480%	03/16/20	140	140,154
Series 2013-A, Class A, 144A
1.310%	06/15/20	301	298,786
Series 2013-C, Class A, 144A
1.640%	04/16/18	554	552,931
Exeter Automobile Receivables Trust,
Series 2013-1A, Class A, 144A
1.290%	10/16/17	22	22,474
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	169	168,580
Series 2013-2, Class A, 144A
1.940%	01/15/19	472	472,507

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	673	$673,549
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	382	381,462
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Class A3
0.780%	08/15/17	392	392,251
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2B
0.349%(c)	09/25/36	351	176,652
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.339%(c)	09/25/36	202	136,577
Series 2007-NC2, Class A2B
0.339%(c)	01/25/37	81	56,072
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	264	263,726

			4,023,387

Residential Mortgage-Backed Securities — 0.5%
ABFC Trust,
Series 2005-HE2, Class M3
0.979%(c)	06/25/35	110	101,012
Series 2006-OPT2, Class A2
0.339%(c)	10/25/36	367	308,011
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	163	158,364
Series 2006-2, Class A3
0.349%(c)	09/25/36	89	87,934
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.289%(c)	07/25/36	366	134,328
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.299%(c)	10/25/36	160	67,552
Series 2006-M3, Class A2C
0.359%(c)	10/25/36	261	111,574
Series 2006-M3, Class A2D
0.439%(c)	10/25/36	97	42,010
Argent Securities Trust,
Series 2006-M2, Class A2D
0.439%(c)	09/25/36	200	78,245
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W4, Class A2D
0.579%(c)	02/25/36	100	67,085
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.099%(c)	12/25/33	232	216,741
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.319%(c)	10/25/36	215	123,649
Series 2006-NC2, Class A3
0.349%(c)	06/25/36	230	191,799

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32		204	$207,163
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A2A
0.249%(c)	12/25/36		30	16,497
Series 2007-AMC4, Class A2B
0.339%(c)	05/25/37		114	112,102
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43		82	83,038
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.439%(c)	05/25/36		64	48,620
Series 2006-CB8, Class A1
0.339%(c)	10/25/36		237	182,009
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
0.369%(c)	09/25/36		134	67,032
Ellington Loan Acquisition Trust,
Series 2007-1, Class A2B, 144A
1.099%(c)	05/28/37		59	57,952
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33		116	116,449
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.469%(c)	07/25/36		78	45,148
First Franklin Mortgage Loan Trust,
Series 2006-FF16, Class 2A3
0.339%(c)	12/25/36		211	131,513
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.359%(c)	08/25/36		339	138,728
Series 2006-B, Class 2A4
0.439%(c)	08/25/36		149	61,785
Series 2006-C, Class 2A2
0.349%(c)	10/25/36		192	98,689
FRT Trust,
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	6	5,943
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43		246	247,801
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.299%(c)	03/25/47		107	57,957
Series 2007-5, Class 2A1A
0.319%(c)	04/25/47		91	73,626
GSAMP Trust,
Series 2006-FM1, Class A1
0.359%(c)	04/25/36		276	205,429
Series 2006-FM2, Class A2C
0.349%(c)	09/25/36		68	32,017
Series 2006-FM2, Class A2D
0.439%(c)	09/25/36		111	53,117
Series 2006-HE3, Class A2C
0.359%(c)	05/25/46		335	299,818
Series 2007-HE1, Class A2C

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.349%(c)	03/25/47	400	$335,453
Series 2007-NC1, Class A2C
0.349%(c)	12/25/46	123	67,087
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	365	365,037
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.329%(c)	08/25/36	225	180,871
Series 2006-D, Class 1A
0.339%(c)	11/25/36	277	220,014
Series 2006-D, Class 2A3
0.359%(c)	11/25/36	150	95,466
Series 2006-E, Class 2A3
0.369%(c)	04/25/37	256	170,497
Series 2007-B, Class 2A3
0.399%(c)	07/25/37	291	182,465
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A2
0.309%(c)	12/25/36	148	61,226
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.129%(c)	09/25/35	40	37,550
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
0.309%(c)	11/25/36	107	51,230
Series 2006-HE4, Class A3
0.349%(c)	11/25/36	136	65,932
Series 2006-WMC2, Class A4
0.349%(c)	04/25/36	297	120,828
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3
0.509%(c)	08/25/36	150	135,856
Series 2007-HE3, Class A1
0.269%(c)	04/25/47	108	59,891
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	700	751,600
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.374%(c)	06/25/37	208	185,037
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	96	96,058
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.539%(c)	12/25/35	260	221,825
Series 2006-1, Class A2B
0.379%(c)	05/25/36	149	110,035
Series 2006-2, Class A2B
0.359%(c)	08/25/36	234	186,726
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.389%(c)	04/25/37	216	177,852
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.689%(c)	05/25/35	180	167,409

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.349%(c)	09/25/36	126	$65,302
Series 2006-4, Class A2D
0.449%(c)	09/25/36	67	35,245
Series 2007-1, Class A1A
0.329%(c)	03/25/37	359	231,512
Series 2007-1, Class A2C
0.379%(c)	03/25/37	504	259,436
Option One Mortgage Loan Trust,
Series 2005-5, Class M1
0.589%(c)	12/25/35	240	209,676
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.137%(c)	10/25/34	209	208,429
Series 2004-WHQ2, Class M2
1.144%(c)	02/25/35	126	125,160
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC2, Class M4
0.804%(c)	07/25/35	250	229,711
Series 2005-EFC6, Class M1
0.604%(c)	11/25/35	422	415,714
Series 2006-NC1, Class A2
0.389%(c)	01/25/36	90	90,042
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.152%(c)	06/25/34	275	277,978
Series 2006-KS1, Class A4
0.499%(c)	02/25/36	351	347,447
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.349%(c)	09/25/36	152	140,366
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.379%(c)	02/25/36	154	96,875
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.479%(c)	06/25/37	242	149,119
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.324%(c)	06/25/33	347	338,519
Series 2005-HE3, Class M1
0.674%(c)	09/25/35	80	70,532
Series 2006-3, Class A5
0.349%(c)	06/25/36	243	206,621
Series 2006-BNC2, Class A5
0.359%(c)	05/25/36	70	57,725
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	121	120,482
Washingtonn Mutual Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.559%(c)	04/25/37	311	152,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	2,314	$2,298,083

			14,203,347

TOTAL ASSET-BACKED SECURITIES (cost $18,089,915)			18,226,734

BANK LOANS(c) — 0.4%
Airlines
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	202	201,352

Auto Components
Fram Group Holdings, Inc.,
Term Loan (First Lien)
7.000%	08/01/17	27	23,471
7.000%	01/01/40	14	11,968

			35,439

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	608	604,202

Biotechnology
Concordia Healthcare Corp.,
Initial Term Loan
4.750%	03/30/22	113	113,116

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	81	80,468
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	93,865

			174,333

Chemicals
OCI Beaumont LLC,
Term Loan B-3
5.500%	08/20/19	19	18,739
Univar, Inc.,
Term Loan
—%(p)	07/01/22	39	38,342

			57,081

Commercial Services & Supplies
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	169	153,101
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.577%	06/30/17	150	148,682
Tranche Term Loan B-4
6.000%	08/04/19	144	143,656
Intelligrated, Inc.,
Term Loan (First Lien)
4.500%	07/30/18	141	139,125

			584,564

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Communications Equipment
Avaya, Inc.,
Term Loan B-7
6.250%	10/26/17	316	$308,584

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.500%	12/01/18	85	84,948
Southern Graphic Systems, Inc.,
Term Loan
4.250%	10/17/19	23	22,893

			107,841

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	14,972
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	65	63,555

			78,527

Diversified Telecommunication Services
Altice Financing SA,
Term Loan
5.500%	07/15/19	39	39,135
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	64	63,407

			102,542

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,611
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.683%	10/10/17	428	163,200
Term Loan (Extending)
4.683%	10/10/16	160	62,800

			245,611

Energy Equipment & Services
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	32	30,551
Veresen Midstream LP,
Tranche Term Loan B-1
5.250%	02/18/22	25	24,688

			55,239

Food & Staples Retailing
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,300
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,667
SUPERVALU, Inc.,
New Term Loan
4.500%	03/21/19	213	213,018

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)

				$384,985

Food Products — 0.1%
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	93		92,367
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	04/29/20	630		627,995

				720,362

Health Care Equipment & Supplies — 0.1%
CHG Healthcare Services, Inc.,
Term Loan (First Lien)
4.250%	11/19/19	455		453,352
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	279		278,427

				731,779

Health Care Providers & Services
Alliance Healthcare Services, Inc.,
Initial Term Loan (First Lien)
—%(p)	06/03/19	—	(r)	128
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.000%	01/27/21	32		32,241
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225		225,142
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	03/31/21	182		179,181
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.250%	01/31/20	69		69,167
Ortho-Clinical Diagnostics Holdings Luxembourg Sarl,
Initial Term Loan
4.750%	06/30/21	99		97,758

				603,617

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	95		90,000

Household Products
Sun Products Corp. (The),
Tranche Term Loan B
5.500%	03/18/20	328		308,320

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	98		97,005

Insurance
Alliant Holdings I, LLC,
Initial Term Loan
4.500%	08/01/22	135		133,989

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance (cont’d.)
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	153	$151,145

			285,134

Internet Software & Services
GO Daddy Operating Co. LLC,
Initial Term Loan
4.250%	05/01/21	76	76,249

Machinery
Zebra Technologies Corp.,
Initial Term Loan
4.750%	10/27/21	75	75,625

Marine
Commercial Barge Line Co.,
Initial Term Loan (Second Lien)
11.000%	03/22/20	172	172,860

Media — 0.1%
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	99	98,852
iHeartCommunications, Inc.,
Tranche Term Loan D
6.944%	01/30/19	314	259,685
Tranche Term Loan E
7.694%	07/30/19	250	207,941
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20	537	533,215
Vertis, Inc.,
Term Loan(i)
—%(p)	12/21/15	354	—
Visant Corp.,
Term Loan
7.000%	07/29/21	89	81,732

			1,181,425

Multiline Retail — 0.1%
J.C. Penney Co.,
Loan
6.000%	05/21/18	489	485,392
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	128	125,596

			610,988

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	26,744
CITGO Petroleum Corp.,
Term Loan
9.500%	02/27/20	171	169,630
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	41,250
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	97	96,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	$25,829
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117	19,542
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	27,500
Stallion Oilfield,
Loan
8.000%	06/11/18	42	30,101

			437,541

Pharmaceuticals
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
4.000%	03/16/22	174	172,079

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21	35	34,463
Axalta Coating Systems Dutch Holding B B.V.,
Refinanced Term Loan B
3.750%	02/01/20	97	95,638
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	72	72,274
Semiconductor Components Industries LLC,
Term Loan
2.034%	01/02/18	103	100,547

			302,922

Software
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	296	294,528
First Data Corp.,
2018 Second New Term Loan B
3.696%	09/24/18	82	81,438
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	60	53,922

			429,888

Specialty Retail
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	02/09/22	86	85,313

Technology Hardware, Storage & Peripherals
Dell International LLC,
Term Loan B-2
4.000%	04/29/20	34	33,984

Transportation Infrastructure
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan
6.000%	06/07/20	32	20,690

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
TOTAL BANK LOANS (cost $10,524,765)			$9,489,197

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	202	202,651
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,180	1,188,614
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.707%(c)	09/15/26	160	158,727
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	992	1,007,768
Series 2006-5, Class A4
5.414%	09/10/47	1,206	1,230,360
Series 2006-5, Class AM
5.448%	09/10/47	490	503,297
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	144	144,496
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	2,022,930
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class AM
5.895%(c)	06/11/40	905	959,629
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.289%(c)	07/15/44	396	395,381
COBALT Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	657	675,710
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
6.014%(c)	07/10/38	1,685	1,725,410
Series 2014-KYO, Class A, 144A
1.104%(c)	06/11/27	790	784,086
Series 2015-CR23, Class CMD, 144A
3.807%(c)	05/10/48	230	222,695
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.860%(c)	03/15/39	315	316,662
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	23	22,721
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,337,595
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,562,478
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,536,833
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,471,563
Series 2013-M13, Class A2
2.624%(c)	04/25/23	1,837	1,876,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-M3, Class A2
3.476%	01/25/24	2,290	$2,477,622
Series 2014-M9, Class A2
3.103%	07/25/24	2,800	2,920,515
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,898	4,066,694
Series 2015-M4, Class AV2
2.509%	07/25/22	2,550	2,611,554
Series 2015-M5, Class A1
2.965%(c)	03/25/25	3,987	4,087,083
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,623,566
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.475%(c)	08/10/44	1,755	1,804,368
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,022,206
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.427%(c)	01/12/43	109	108,413
Series 2006-CB16, Class A4
5.552%	05/12/45	834	851,958
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	836,211
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.028%(c)	06/15/38	473	481,712
Series 2006-C6, Class A4
5.372%	09/15/39	524	537,350
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,520,802
Series 2007-C7, Class A3
5.866%(c)	09/15/45	754	812,227
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.553%(c)	01/12/44	210	211,050
Series 2006-C1, Class A4
5.865%(c)	05/12/39	600	606,014
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,360,345
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,305,358
Series 2007-HQ11, Class X, IO, 144A
0.271%(c)	02/12/44	39,717	95,957
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	541	538,603
NorthStar Mortgage Trust (Cayman Islands),
Series 2013-1A, Class A, 144A
2.049%(c)	08/25/29	1,156	1,164,070
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.727%(c)	05/10/45	1,560	1,622,182
Series 2012-C1, Class XA, IO, 144A
2.237%(c)	05/10/45	4,729	491,961

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63			647	$682,379
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			1,049	1,062,480
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45			768	782,135
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21			147	146,699
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.320%(c)	03/15/45			1,125	1,064,329

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,148,516)					57,242,360

CONVERTIBLE BONDS — 0.2%
Investment Companies — 0.2%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19			1,700	1,742,500
4.750%	01/15/18	(a)		1,041	1,064,423
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19	(a)		1,055	1,012,800

					3,819,723

Real Estate
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes
1.500%	09/10/17		GBP	600	1,115,271

Retail
Real Mex Restaurants, Inc.,
Notes
0.028%(s)	01/01/40			103	—

Telecommunications
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40			77	78,540

TOTAL CONVERTIBLE BONDS (cost $5,138,927)					5,013,534

CORPORATE BONDS — 18.6%
Advertising
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24			25	25,344

Aerospace & Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.,
Sec’d. Notes
7.125%	03/15/21			44	45,540
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
6.375%	06/01/19			70	79,538

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	$736,555
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45		445	429,510
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		100	97,281
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		365	378,213
3.800%	03/01/45	(a)	295	269,029
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45		429	386,089
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		41	41,513
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		100	93,250
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		92	86,020
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	65,011
4.150%	05/15/45	(a)	545	528,814
4.500%	06/01/42		171	174,128

				3,410,491

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		415	419,411
2.850%	08/09/22		1,908	1,864,160
4.000%	01/31/24	(a)	305	315,864
4.250%	08/09/42		135	124,794
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22		310	314,471
3.950%	06/15/25	(a)	370	384,834
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		230	274,788
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	254,119
6.000%	11/27/17		190	207,280
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	07/21/22		790	797,482
4.250%	07/21/25	(a)	645	653,035
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		620	586,741

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		1,075	$1,123,287
5.850%	08/15/45	(a)	930	1,034,690

				8,354,956

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		115	116,136
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28		475	460,750
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		80	80,150
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22		44	46,486
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		302	307,678
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		702	749,464
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20		373	389,255
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		154	169,747
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26		78	79,729
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		494	572,985
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		79	83,166
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		39	41,369
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		57	59,667
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		534	594,996
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		64	66,213
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		539	540,853

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		10	$9,983

				4,368,627

Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		500	517,500

Auto Manufacturers — 0.5%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	200,291
2.600%	09/20/16		328	333,994
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19		67	67,468
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	09/03/19		1,365	1,336,847
2.375%	08/01/18		227	227,328
2.625%	09/15/16	(a)	195	197,199
2.950%	01/11/17		400	406,607
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		500	530,600
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.561%(c)	05/09/16		200	200,630
3.000%	06/12/17		200	203,170
3.664%	09/08/24		1,150	1,116,116
3.984%	06/15/16		353	359,271
4.134%	08/04/25		1,500	1,493,202
4.207%	04/15/16		327	332,149
4.250%	02/03/17		1,195	1,234,852
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45		385	361,301
6.250%	10/02/43		130	138,278
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		585	588,586
3.250%	05/15/18		205	207,380
4.000%	01/15/25	(a)	820	776,539
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	63,150
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18		364	365,117
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	99,912
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16		1,945	1,967,766

				12,807,753

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment — 0.1%
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24		47	$45,237
6.000%	09/15/23		248	249,860
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.250%	08/15/20		19	19,784
8.750%	08/15/20		500	590,000
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	174,428
5.000%	03/30/20		150	164,487
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		23	23,920
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		14	14,368
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25	(a)	150	137,438

				1,419,522

Banks — 4.1%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		200	202,802
Sub. Notes, 144A
4.750%	07/28/25	(a)	560	555,575
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		340	368,578
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	322,511
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		120	121,289
4.875%	01/12/21		160	179,655
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,030	1,005,537
6.100%(c)	12/29/49		584	569,400
8.000%(c)	07/29/49		306	319,770
8.125%(c)	12/29/49		204	213,180
Sr. Unsec’d. Notes
2.600%	01/15/19		930	939,449
3.875%	03/22/17		1,245	1,286,205
5.625%	10/14/16		620	648,230
5.625%	07/01/20		630	710,561
6.500%	08/01/16		267	278,861
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,025	1,017,163
3.875%	08/01/25	(a)	540	547,501
5.000%	05/13/21		75	82,641
5.000%	01/21/44		330	347,517
5.650%	05/01/18		70	76,377
6.400%	08/28/17		1,555	1,687,464
Sub. Notes
3.950%	04/21/25		980	953,378

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes, MTN
4.250%	10/22/26		775	$766,177
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		341	342,008
2.375%	01/25/19	(a)	1,265	1,283,790
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(c)	12/29/49	(a)	1,200	1,182,000
Sr. Unsec’d. Notes
5.450%	05/15/19		300	333,796
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		219	222,496
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15		166	166,135
Sr. Unsec’d. Notes
1.450%	04/25/18		200	198,917
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		226	228,823
2.700%	09/09/18		300	305,543
4.100%	09/09/23		200	212,810
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19		960	976,424
Sub. Notes
7.750%(c)	04/10/23		955	1,023,044
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		515	524,370
Sub. Notes
5.250%	11/01/19		80	88,584
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49	(a)	460	462,875
BPCE SA (France),
Sub. Notes, 144A
5.700%	10/22/23		425	448,143
Branch Banking & Trust Co.,
Sub. Notes
0.629%(c)	05/23/17		522	519,006
3.625%	09/16/25		1,365	1,366,104
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21		265	289,059
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19		1,370	1,361,016
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	(a)	8	7,955
5.000%	05/15/17		48	49,200
5.250%	03/15/18		757	777,817
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		250	259,375
6.625%	04/01/18		45	47,587

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		125	$122,813
5.950%(c)	12/29/49		1,065	1,003,762
6.300%(c)	12/29/49	(a)	817	786,077
Sr. Unsec’d. Notes
2.500%	09/26/18		1,155	1,170,337
3.875%	10/25/23		435	448,558
4.950%	11/07/43		740	767,672
5.375%	08/09/20		74	82,595
6.000%	08/15/17		6	6,468
6.125%	11/21/17		1,200	1,308,056
8.500%	05/22/19	(a)	490	591,605
Sub. Notes
4.300%	11/20/26		680	673,399
4.400%	06/10/25		830	834,760
4.450%	09/29/27	(a)	140	139,245
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		250	254,394
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		380	380,272
5.250%	08/04/45		540	546,476
Gtd. Notes
3.375%	01/19/17		45	46,248
Credit Agricole SA (France),
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)	840	917,448
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		350	350,580
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23		445	478,931
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49		700	728,875
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.750%	09/17/20		615	619,804
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		90	89,752
6.000%	09/01/17		210	226,321
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		2,260	2,246,643
3.200%	08/09/21		1,185	1,184,351
DNB Boligkreditt AS (Norway),
Covered Bonds, 144A
2.100%	10/14/16		379	379,155
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	144,701
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		852	832,298
5.700%(c)	12/29/49	(a)	910	906,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.375%	01/22/18		190	$192,482
2.550%	10/23/19	(a)	1,400	1,409,078
2.625%	01/31/19	(a)	1,135	1,149,052
2.750%	09/15/20	(a)	625	628,184
2.900%	07/19/18		1,195	1,226,013
3.500%	01/23/25		770	757,802
4.000%	03/03/24		375	385,973
5.250%	07/27/21		173	192,937
5.750%	01/24/22		340	390,214
5.950%	01/18/18	(a)	100	109,251
6.150%	04/01/18		230	253,310
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	(a)	450	456,168
5.375%	03/15/20		370	412,729
7.500%	02/15/19		1,960	2,290,854
Sub. Notes
5.150%	05/22/45	(a)	620	608,565
6.450%	05/01/36		605	706,285
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	(a)	200	198,897
4.125%	08/12/20		2,652	2,873,633
4.750%	01/19/21		300	332,984
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22		1,018	1,069,252
5.100%	04/05/21		111	122,910
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		200	199,432
2.375%	11/13/19		775	773,336
2.750%	08/07/20		1,135	1,139,113
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		328	338,684
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24		950	1,014,273
Gtd. Notes, 144A
7.700%(c)	12/29/49		275	268,125
KeyBank NA,
Sub. Notes
5.700%	11/01/17		205	221,606
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	100	110,647
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20		800	811,479
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	04/30/49		670	684,003
Sub. Notes
4.500%	11/04/24	(a)	895	899,699
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	02/22/17		696	728,217

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		250	$276,456
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		475	467,642
5.550%(c)	12/29/49	(a)	1,037	1,021,445
Sr. Unsec’d. Notes
3.450%	11/02/15		200	200,452
3.750%	02/25/23		688	704,673
3.875%	04/29/24		480	490,277
4.300%	01/27/45		595	565,475
4.750%	03/22/17	(a)	650	680,926
5.750%	01/25/21		115	131,155
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	(a)	695	695,073
3.700%	10/23/24		195	195,930
4.000%	07/23/25	(a)	700	715,395
5.550%	04/27/17		1,300	1,379,543
6.625%	04/01/18	(a)	1,385	1,542,245
7.300%	05/13/19		950	1,109,249
Sub. Notes
3.950%	04/23/27		695	669,339
5.000%	11/24/25		280	297,702
Sub. Notes, MTN
4.350%	09/08/26		220	221,132
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18		1,225	1,245,438
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		330	334,857
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16		600	610,889
National City Corp.,
Sub. Notes
6.875%	05/15/19		100	115,280
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17		350	359,448
Sub. Notes, 144A
4.875%	05/13/21		237	254,998
PNC Bank NA,
Sub. Notes
6.875%	04/01/18		253	282,303
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49		605	566,431
Sr. Unsec’d. Notes
2.854%	11/09/22		340	338,836
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20		300	336,474
6.700%	06/10/19		160	186,231
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	(a)	563	563,051
2.000%	10/01/18		397	402,446
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.300%	07/20/16		295	$298,572
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23		133	141,601
6.100%	06/10/23		95	102,082
6.125%	12/15/22		265	286,785
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21		200	232,749
Sub. Notes, RegS
9.500%(c)	03/16/22		145	158,034
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45		445	441,228
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,286	2,284,384
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.000%(c)	09/29/49		740	724,275
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	531,958
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24		350	349,646
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		830	830,000
Sr. Sub. Notes
3.100%	05/15/23		108	106,362
Sr. Unsec’d. Notes
2.550%	08/18/20		140	141,850
3.700%	11/20/23	(a)	423	442,019
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		250	256,137
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
3.125%	07/12/16		250	254,452
Gtd. Notes, MTN
2.400%	10/01/20		1,510	1,512,362
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	(a)	1,235	1,239,784
2.125%	09/29/17		1,965	1,986,988
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18		287	287,509
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	212,888
3.000%	03/15/22		133	136,146
4.125%	05/24/21		133	144,446
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.750%	04/25/18		130	142,533
5.875%	12/20/17		200	217,766
Sr. Unsec’d. Notes, MTN

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
1.800%	03/26/18	(a)	1,250	$1,249,365
2.375%	08/14/19		1,985	1,993,516
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		1,400	1,531,950
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49	(a)	540	552,825
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	1,000	1,033,734
3.550%	09/29/25		1,125	1,125,423
Sub. Notes
5.375%	11/02/43		775	853,528
Sub. Notes, MTN
4.300%	07/22/27		1,010	1,029,332
4.650%	11/04/44		400	393,957
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	(a)	600	654,051
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	203,482
Sr. Unsec’d. Notes
4.875%	11/19/19		200	221,379

				108,365,957

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.625%	01/17/23		535	508,489
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22		1,085	1,038,219
8.000%	11/15/39		160	231,116
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	32,753
4.250%	05/01/23	(a)	751	748,184
4.750%	11/15/24		17	17,170
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	113,319
5.750%	10/23/17		180	195,538
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21		43	49,396
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	109,947
3.400%	04/01/22		250	255,113
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	181,221
3.000%	08/25/21		94	97,280
4.600%	07/17/45		705	736,746

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		300	$307,626

				4,622,117

Biotechnology — 0.3%
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23		40	38,300
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	(a)	405	413,655
3.625%	05/22/24		740	742,170
3.875%	11/15/21		300	316,117
6.375%	06/01/37		200	237,042
6.400%	02/01/39		61	72,357
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		580	584,570
5.200%	09/15/45		450	454,072
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		195	196,424
2.875%	08/15/20	(a)	240	242,178
3.250%	08/15/22	(a)	85	85,134
3.550%	08/15/22		280	284,226
3.875%	08/15/25		615	615,114
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23		228	199,500
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		535	537,490
3.700%	04/01/24	(a)	1,040	1,064,197
4.500%	02/01/45		290	278,703
4.600%	09/01/35		105	105,090
4.750%	03/01/46	(a)	275	276,268
4.800%	04/01/44		180	181,050

				6,923,657

Building Materials
Cemex Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		150	161,205
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	292,517
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	200	182,000
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		21	19,976
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		55	56,100
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		50	52,375

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		100	$91,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		80	78,400
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		40	41,850
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		24	23,940
7.875%	03/30/20		2	2,100
Sr. Unsec’d. Notes
6.300%	11/15/16		30	30,975

				1,032,438

Chemicals — 0.2%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	397,353
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	327,687
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	173,146
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	224,993
5.375%	03/15/44	(a)	195	189,324
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A
7.000%	05/15/25		48	31,560
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		200	193,329
4.125%	11/15/21		120	125,360
7.375%	11/01/29		150	190,946
8.550%	05/15/19		101	122,096
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		89	83,904
6.000%	07/15/18		150	167,016
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	333,657
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		454	385,900
10.000%	04/15/20	(a)	195	186,956
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		400	347,560
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19	(a)	700	651,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	585	$554,242
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		75	57,750
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	294,705
4.250%	11/15/23		124	125,740
5.450%	11/15/33		790	832,321
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22		34	29,240
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	206,008
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		110	90,475
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	4	2,540
Gtd. Notes, 144A
7.500%	03/15/22		95	60,087
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	160,172

				6,545,067

Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		60	33,000
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		80	53,800
Gtd. Notes, 144A
8.000%	04/01/23		30	21,432
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21		298	61,090
Sec’d. Notes, 144A
10.000%	03/15/22		129	48,536
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		10	8,848

				226,706

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	(a)	310	274,350
4.125%	06/15/23	(a)	453	407,700
4.875%	07/15/42		37	26,640
6.250%	10/15/21	(a)	140	144,375
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		69	60,030

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		400	$387,212
Gtd. Notes, 144A
5.250%	03/15/25		138	127,650
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		45	37,800
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20		24	26,800
5.625%	03/15/42		65	69,704
6.700%	06/01/34		110	131,896
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	113,425
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		140	127,750
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		100	90,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	130	128,505
6.250%	10/15/22	(a)	550	551,375
7.375%	01/15/21	(a)	250	258,125
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		50	50,250
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	100	70,250
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	31,350
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	34,237
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		55	49,225
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		40	37,600
7.625%	06/15/20		186	192,936
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18		110	86,900
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	150	143,625
6.125%	06/15/23		300	299,063
7.625%	04/15/22		580	614,800
8.250%	02/01/21		72	75,780
Sr. Sec’d. Notes
4.625%	07/15/23		89	86,219

				4,735,572

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
0.550%(c)	05/03/18		345	$345,162
2.400%	05/03/23		540	523,359
3.850%	05/04/43		2,065	1,883,253
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		475	470,734
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21		157	164,122
4.650%	12/09/21		372	394,495
6.000%	09/15/41		141	138,609
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	538	531,036
1.950%	07/22/16		147	148,689
3.375%	08/01/23		655	667,103
3.625%	02/12/24		790	814,059
4.000%	06/20/42		254	234,249
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	13,265
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		355	366,538

				6,694,673

Cosmetics/Personal Care
Avon Products, Inc.,
Sr. Unsec’d. Notes
6.750%	03/15/23		62	44,253
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	251,642
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	69	66,930

				362,825

Distribution/Wholesale
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	(a)	105	101,850
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		113	117,520
11.500%	07/15/20		72	81,360
Sec’d. Notes
11.000%	04/15/20		25	27,687
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	(a)	300	301,500
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		19	17,623

				647,540

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.9%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		120	$128,700
7.625%	04/15/20		200	224,500
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		20	19,500
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		62	61,528
4.750%	09/10/18		80	81,500
5.500%	02/15/17		25	25,625
6.250%	12/01/17		147	154,350
8.000%	11/01/31		214	247,906
Sr. Unsec’d. Notes
3.250%	09/29/17		88	87,010
3.250%	02/13/18		200	197,000
4.125%	03/30/20	(a)	80	79,100
4.625%	03/30/25		480	453,600
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	(a)	320	359,519
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		83	84,304
2.800%	09/19/16		100	101,738
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		80	82,727
3.500%	03/18/24		70	71,908
6.250%	09/15/17		240	262,781
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	642,862
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16		291	293,812
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		2,050	1,993,959
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		935	1,027,846
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	182,143
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		129	68,370
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		200	205,678
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	(a)	148	153,846
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22		75	79,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Electric Capital Corp.,
Gtd. Notes
2.250%	11/09/15		375	$375,689
6.250%(c)	12/29/49		500	542,500
Gtd. Notes, MTN
4.375%	09/16/20		2,505	2,763,654
4.625%	01/07/21		750	836,988
5.625%	09/15/17		1,200	1,307,074
5.875%	01/14/38		510	636,010
6.000%	08/07/19		1,850	2,139,625
Sr. Sec’d. Notes
2.100%	12/11/19		494	493,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		322	322,483
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(c)	12/21/65		200	183,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		270	249,750
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		293	298,900
4.000%	10/15/23		442	460,265
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	(a)	1,460	1,456,350
4.625%	04/15/21		525	527,625
5.875%	04/01/19	(a)	250	262,875
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		410	415,603
4.000%	01/30/24		114	119,608
Jefferies Group LLC,
Sr. Unsec’d. Notes
3.875%	11/09/15		185	185,477
6.875%	04/15/21		580	651,835
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		282	320,637
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		75	72,375
National Rural Utilities Cooperative Finance Corp., Collateral Trust
10.375%	11/01/18		110	137,492
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	(a)	70	58,100
9.625%	05/01/19		61	62,830
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		98	91,998
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.500%	09/15/17		100	103,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		1,835	$1,853,765

				24,300,808

Electric — 1.5%
AES Corp.,
Sr. Unsec’d. Notes
3.324%(c)	06/01/19		450	427,500
5.500%	03/15/24	(a)	20	17,730
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	123,252
5.875%	12/01/22		160	190,915
6.125%	05/15/38		30	36,641
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	162,883
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		56	58,369
5.050%	09/01/41		107	120,276
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		620	614,437
3.350%	07/01/23		485	492,357
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23		537	553,296
4.500%	02/01/45		295	292,421
6.125%	04/01/36		240	288,993
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		150	155,437
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		120	143,359
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	98,373
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		69	67,233
4.625%	12/01/54	(a)	420	421,480
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		100	99,931
5.650%	04/15/20		105	120,795
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		300	299,885
3.900%	10/01/25		780	788,777
4.450%	03/15/21		1,335	1,438,512
4.700%	12/01/44		405	401,206
4.900%	08/01/41		32	32,710
5.250%	08/01/33		155	167,062
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22		53	52,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
3.900%	06/01/21	250	$269,793
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	47,948
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	215,260
4.300%	06/15/20	655	719,426
First Ref. Mortgage
6.000%	01/15/38	31	38,912
7.000%	11/15/18	100	116,340
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	172	171,069
5.050%	09/15/19	1,500	1,653,903
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	96,243
Duke Energy Progress LLC,
First Mortgage
4.200%	08/15/45	305	308,582
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	98,665
4.150%	12/01/44	550	553,357
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	255	271,105
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	274,855
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,009,416
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	720	729,541
4.000%	10/01/20	270	283,331
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39	555	552,061
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	199,783
5.625%	04/01/34	150	180,882
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,131
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	762,107
8.400%	01/15/22	120	158,802
9.400%	02/01/21	130	173,868
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	196,586
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	890	892,741

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		489	$536,379
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		580	582,128
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		218	240,173
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		300	327,223
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44		195	199,374
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		180	185,565
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45		90	93,059
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		260	225,437
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18		305	344,087
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		565	584,408
5.650%	02/01/45		221	251,310
5.800%	02/01/42		434	503,310
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		300	308,100
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		150	148,049
5.375%	11/01/40		375	412,074
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		225	233,982
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18		160	181,623
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		113	109,380
3.400%	08/15/24		1,610	1,614,679
4.300%	03/15/45	(a)	100	99,171
4.450%	04/15/42		67	67,602
4.750%	02/15/44	(a)	330	347,427
6.050%	03/01/34		150	181,119
8.250%	10/15/18		130	154,123
PacifiCorp,
First Mortgage
2.950%	02/01/22		2,525	2,533,186
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	144,596

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		630	$637,314
4.200%	06/15/22		500	525,605
4.700%	06/01/43		105	104,556
6.700%(c)	03/30/67		1,185	1,010,213
PPL WEM Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21		280	311,574
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		1,188	1,185,685
4.400%	01/15/21		93	100,052
7.750%	03/01/31		150	202,865
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		50	52,375
4.300%	11/15/23		61	62,504
5.320%	09/15/16		350	363,071
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		36	37,694
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		40	41,408
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		335	375,789
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		75	69,686
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		1,390	1,187,936
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26		120	149,329
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23		98	99,630
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	(a)	700	643,381
First Ref. Mortgage
5.500%	03/15/40		80	94,856
Sr. Unsec’d. Notes
6.650%	04/01/29		150	191,897
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16		104	104,794
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		585	582,272
5.250%	07/15/43		220	226,525
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45		580	514,441

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18		230	$276,731
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18		200	198,903
Talen Energy Supply LLC,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/19		25	22,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20		150	58,125
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		760	763,447
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.700%	11/01/44		400	410,038
Upstate New York Power Producers, Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17		64	121,763
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		200	198,201
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18		250	250,972
2.950%	09/15/21		7	7,166
3.650%	12/15/42		77	70,612
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		1,300	1,412,581

				40,938,855

Electrical Components & Equipment
Anixter, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		250	246,250
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		30	27,750
5.500%	09/01/22	(a)	5	4,837
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		92	89,585
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		400	340,000
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17		110	111,100

				819,522

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20		100	110,734
6.875%	06/01/18		145	158,600
7.500%	01/15/27		150	180,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics (cont’d.)
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	$147,431
7.200%	06/01/26	205	255,190
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	10,050
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	1,685	1,694,244
4.150%	02/01/24	305	315,910

			2,872,457

Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.875%	02/01/23	25	22,063
6.125%	06/15/25	17	14,705

			36,768

Engineering & Construction
AECOM,
Gtd. Notes, 144A
5.750%	10/15/22	55	55,310
5.875%	10/15/24	135	136,013
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	158,771
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	85	70,125
MMC Energy Inc., Escrow Shares,
First Lien
—%	10/15/20	75	—
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	85	83,406

			503,625

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	300	291,750
5.875%	02/15/22	25	25,125
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20	235	134,892
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	246	257,070
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	279,000
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	61,800
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	44	43,230

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	18	$18,720
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	165	143,963
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	50	49,250
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	120	125,400
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	75	70,500

			1,500,700

Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	140	137,200
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	179	183,513
5.500%	09/15/19	335	374,193
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21	74	81,620
4.750%	06/30/20	100	111,091

			887,617

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	60	62,363

Foods — 0.3%
Albertsons Holdings LLC/Safeway, Inc.,
Sec’d. Notes, 144A
7.750%	10/15/22	156	167,162
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	327	333,540
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21	96	102,000
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	30	30,024
2.100%	03/15/18	49	48,826
4.650%	01/25/43	192	174,809
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	37	37,555
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	340	346,558
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	35	35,963

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	(a)	87	$90,263
7.250%	06/01/21		43	44,613
8.250%	02/01/20		44	45,870
Sr. Unsec’d. Notes, 144A
5.750%	06/15/25		64	58,880
JM Smucker Co (The),
Gtd. Notes, 144A
3.500%	03/15/25		715	710,553
Kraft Foods Group, Inc.,
Gtd. Notes
3.500%	06/06/22		175	178,543
5.000%	06/04/42		379	388,731
5.375%	02/10/20		139	155,249
6.875%	01/26/39		218	270,996
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45	(a)	880	931,963
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	24,662
7.500%	04/01/31		110	141,795
Sr. Unsec’d. Notes
2.200%	01/15/17		93	94,147
3.400%	04/15/22		290	295,620
3.850%	08/01/23	(a)	1,045	1,079,178
6.800%	12/15/18		55	62,898
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	(a)	35	34,387
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	880	893,200
Gtd. Notes, 144A
6.750%	12/01/21		138	138,000
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21		169	156,114
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	87,290
5.875%	08/01/21		289	296,225
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	161	161,000
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		20	20,400
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		17	17,638

				7,654,652

Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		65	61,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.2%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	$154,838
4.400%	06/01/43		63	61,304
5.875%	03/15/41		91	106,279
6.375%	07/15/16		150	155,969
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	359,456
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	103,408
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		86	92,119
5.850%	01/15/41		215	248,450
6.125%	11/01/17		235	257,160
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
3.600%	12/15/24		506	503,795
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		900	909,955
2.875%	10/01/22		830	813,948
6.000%	10/15/39		150	174,938
9.800%	02/15/19		320	396,019

				4,337,638

Hand/Machine Tools
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		105	107,100

Healthcare-Products — 0.2%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		28	28,420
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		69	68,978
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	(a)	1,075	1,087,024
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		600	619,500
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		139	149,397
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		33	32,175
Halyard Health, Inc.,
Gtd. Notes
6.250%	10/15/22		200	204,000
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		95	92,150

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		60	$57,300
5.500%	04/15/25	(a)	50	44,563
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22		2,005	2,033,647

				4,417,154

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		700	696,338
6.750%	12/15/37		100	124,378
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		35	35,525
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		440	441,864
3.300%	01/15/23		35	34,636
4.625%	05/15/42		365	359,644
4.650%	01/15/43		141	138,275
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		80	83,200
8.000%	11/15/19		75	78,047
Sr. Sec’d. Notes
5.125%	08/15/18		100	102,250
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		885	916,775
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19		157	157,393
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.000%	05/01/25		335	321,600
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		375	399,375
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		775	875,750
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		370	380,637
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.000%	01/15/20		200	212,000
8.750%	01/15/23		200	216,750
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	196,981
2.500%	11/01/18		170	171,888
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21	(a)	20	20,200

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
MedImpact Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	02/01/18		197	$207,835
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		260	260,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	184,620
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21		321	316,185
6.000%	10/01/20		124	130,820
Sr. Unsec’d. Notes
5.000%	03/01/19		154	148,995
5.500%	03/01/19		227	224,730
6.750%	02/01/20		500	505,000
8.125%	04/01/22		343	364,575
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	(a)	270	276,272
2.750%	02/15/23		58	57,153
3.875%	10/15/20		690	740,367
3.950%	10/15/42		440	414,554
4.750%	07/15/45		230	242,791
6.625%	11/15/37		270	347,195

				10,384,598

Holding Companies-Diversified — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	328	331,690
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		152	157,700
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	04/29/49		650	650,728
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	198,373
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		75	74,625

				1,413,116

Home Builders
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		76	72,390
6.500%	12/15/20		15	14,813
Sr. Unsec’d. Notes, 144A
6.375%	05/15/25	(a)	23	21,677
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		120	119,100
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,132

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
4.750%	05/30/25			55	$52,525
6.950%	06/01/18			10	10,850
12.250%	06/01/17			100	114,750
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18			56	57,400
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20			34	32,980
6.875%	11/15/20		CAD	80	58,149
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22			60	64,725
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)		80	94,000
10.750%	09/15/16			13	13,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23			47	47,000
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21			101	104,788

					891,254

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20			250	264,375

Household Products/Wares
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)		376	381,170
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	(a)		50	48,750
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22			43	45,473
Gtd. Notes, 144A
5.750%	07/15/25			34	34,680
6.125%	12/15/24			14	14,420

					524,493

Insurance — 0.5%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32			185	238,669
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23			122	123,263
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	(a)		165	173,346
4.500%	07/16/44	(a)		285	279,841
4.800%	07/10/45			1,215	1,240,347
Aon Corp.,
Gtd. Notes
3.125%	05/27/16			125	126,770

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.250%	09/30/40		33	$38,951
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		133	133,473
3.000%	05/15/22		325	329,344
4.300%	05/15/43		635	611,709
4.400%	05/15/42		165	162,673
5.400%	05/15/18		700	771,224
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	260	259,086
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		125	125,838
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		50	52,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		68	74,535
7.800%	03/07/87		75	87,187
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	245,203
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22		29	30,125
4.850%	06/24/21		30	32,982
6.250%	02/15/20		390	451,739
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		66	72,302
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		200	202,584
2.100%	08/02/18		209	211,882
2.500%	10/17/22		132	128,476
3.125%	04/14/16		200	202,726
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	(a)	1,355	1,341,450
6.400%	12/15/66	(a)	285	310,650
Sr. Unsec’d. Notes
4.125%	08/13/42		750	712,205
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23		700	697,048
3.650%	06/14/18		120	126,240
3.875%	04/11/22		767	800,423
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		300	454,391
New York Life Global Funding,
Sec’d. Notes, 144A
2.100%	01/02/19		760	767,199
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		200	209,914

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		260	$387,574
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		220	268,503
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,071
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		210	200,468
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26		190	254,401
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		52	50,895

				13,081,707

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24		455	465,749
4.950%	12/05/44	(a)	225	229,851
Blue Coat Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	06/01/23		84	83,790
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	338,625
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	113,351
2.600%	07/15/22		285	263,414
4.000%	07/15/42		253	197,259
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22		48	44,040
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		250	255,000
Sr. Unsec’d. Notes, 144A
5.500%	02/15/22		40	40,400
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		24	23,340
5.250%	04/01/25		14	13,895
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		151	163,835
Gtd. Notes, 144A
6.000%	04/01/23		430	417,100

				2,649,649

Iron/Steel — 0.1%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		60	58,359

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.000%	02/25/22	(a)	415	$377,650
10.600%	06/01/19		130	140,400
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		33	32,587
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18		100	105,750
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	110,055
5.200%	08/01/43		477	488,786
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		60	61,350
6.375%	08/15/22		95	93,338
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	660	452,100

				1,920,375

Leisure Time
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		50	53,375
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,640
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		35	34,475

				92,490

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		24	24,360
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20		500	410,000
11.250%	06/01/17		250	200,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	65,677
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		80	82,600
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23		46	45,310
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	45	43,706
7.625%	01/15/17		297	311,107
7.750%	03/15/22	(a)	565	601,725
11.375%	03/01/18		200	229,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		80	$78,800
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		75	78,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		330	282,975

				2,453,260

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		80	76,800
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	246,078
7.150%	02/15/19		300	350,233
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44		580	562,824
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		15	14,925
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		550	532,125

				1,782,985

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23		58	58,145
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	44,190
3.900%	06/09/42		38	36,186
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	30	26,550
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		98	98,015
1.700%	01/15/20		33	32,567
2.250%	04/17/19		133	135,167
2.450%	09/11/20		245	247,007
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	(a)	580	585,715
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22	(a)	300	319,500

				1,583,042

Media — 1.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	(a)	710	698,911
7.250%	05/18/18		300	343,288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
7.430%	10/01/26		100	$122,971
7.625%	11/30/28		100	128,265
7.700%	10/30/25		100	126,784
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		181	191,426
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		242	242,000
8.000%	04/15/20		264	234,960
8.625%	09/15/17		50	52,125
CBS Corp.,
Gtd. Notes
3.375%	03/01/22		34	33,787
4.850%	07/01/42		100	91,853
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		127	117,157
5.250%	03/15/21		900	886,387
6.500%	04/30/21		351	352,755
6.625%	01/31/22	(a)	200	201,500
Gtd. Notes, 144A
5.125%	05/01/23		44	40,564
5.375%	05/01/25	(a)	11	10,024
5.875%	05/01/27		38	35,245
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	(a)	600	600,317
4.908%	07/23/25		815	811,090
6.484%	10/23/45		500	504,425
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		14	12,329
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	800	803,000
7.625%	03/15/20		730	731,825
7.625%	03/15/20	(a)	15	14,963
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		160	223,258
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		200	223,816
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	428,897
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	(a)	620	633,764
4.750%	03/01/44		505	526,921
6.450%	03/15/37		275	348,022
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	172,626
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	147,497

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		20	$17,900
8.625%	02/15/19		96	98,880
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		655	659,268
5.000%	03/01/21		106	115,534
5.150%	03/15/42		780	732,951
6.000%	08/15/40		200	205,695
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	165,658
4.875%	04/01/43		300	258,767
4.950%	05/15/42		100	89,633
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22		500	442,500
5.875%	11/15/24		250	212,344
6.750%	06/01/21		332	319,756
7.875%	09/01/19		110	115,316
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		325	333,125
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		191	202,937
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		40	41,400
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	(a)	260	284,849
4.450%	01/15/43		1,010	1,005,817
5.950%	04/01/41		90	107,721
6.400%	04/30/40		154	192,341
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	500	515,000
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		253	245,094
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		625	602,344
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		250	246,250
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		300	293,250
6.125%	10/01/22		200	198,000
Gtd. Notes, 144A
5.625%	08/01/24		60	54,525
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21		200	200,125
5.875%	10/01/20		25	25,438
6.000%	07/15/24		670	673,350

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	$194,205
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		442	462,784
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	(a)	1,225	1,259,081
5.500%	09/01/41		625	559,758
7.300%	07/01/38		45	47,132
8.250%	04/01/19		300	349,582
8.750%	02/14/19		300	352,309
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		257	298,088
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		410	406,263
3.600%	07/15/25	(a)	395	386,784
4.750%	03/29/21		430	467,564
4.850%	07/15/45	(a)	1,010	991,231
6.250%	03/29/41		19	21,883
6.500%	11/15/36		25	29,049
7.625%	04/15/31		300	383,087
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		200	188,000
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		565	587,600
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22		360	335,463
3.875%	12/15/21		234	230,139
4.375%	03/15/43		1,117	823,972
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		152	149,720

				27,272,214

Metal Fabricate/Hardware
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21		123	119,003
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		50	48,000

				167,003

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	185	176,213
5.900%	02/01/27		52	50,180
6.150%	08/15/20		11	11,330
6.750%	07/15/18		40	43,000
6.750%	01/15/28		83	85,490

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		26	$25,285
7.875%	11/01/20		42	40,744
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		320	250,544
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		300	291,506
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		69	69,376
2.050%	09/30/18		137	137,372
4.125%	02/24/42		200	179,027
5.000%	09/30/43	(a)	409	413,684
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		144	86,400
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20	(a)	117	78,390
7.000%	02/15/21		27	17,483
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	500	398,750
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27		300	246,596
Freeport-McMoRan, Inc.,
Gtd. Notes
2.150%	03/01/17		242	229,295
3.875%	03/15/23		645	479,719
4.550%	11/14/24	(a)	957	712,965
5.400%	11/14/34		188	131,542
5.450%	03/15/43	(a)	203	141,085
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	(a)	895	657,825
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		118	94,990
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20		50	39,937
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		35	33,863
7.875%	11/01/22		65	62,400
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		139	116,413
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	258,396
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		25	21,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20		58	$60,265
3.750%	09/20/21	(a)	100	102,476
4.125%	05/20/21		150	157,245
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		35	19,250
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		490	298,900

				6,218,936

Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18		15	12,975
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19		115	122,187
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	53,940
4.000%	11/02/32		42	40,333
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		53	53,134
4.125%	10/09/42		900	887,881
4.500%	03/11/44		465	481,878
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		496	476,726
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		123	125,056
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.900%	05/27/22		1,030	1,034,142
6.125%	08/17/26		180	222,152
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25		225	225,610

				3,736,014

Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	772,251
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		288	290,810

				1,063,061

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		16	16,117
5.500%	12/01/24		40	40,000
6.000%	08/15/22	(a)	20	20,905

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office/Business Equipment (cont’d.)
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		33	$33,564
4.500%	05/15/21		56	58,190
6.750%	02/01/17		200	212,898

				381,674

Oil & Gas — 1.0%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	349,739
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	195,224
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	155	150,308
4.500%	07/15/44	(a)	305	271,297
6.375%	09/15/17		730	787,765
8.700%	03/15/19		350	412,809
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		29	24,940
5.375%	11/01/21		80	70,400
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		128	124,618
4.750%	04/15/43	(a)	415	374,481
6.900%	09/15/18		150	170,386
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
Gtd. Notes
7.750%	01/15/21		36	15,120
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	9,540
5.625%	06/01/24		12	9,480
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	190	123,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		33	31,350
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		79	51,350
6.750%	04/15/21		194	135,315
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	734,452
3.245%	05/06/22		905	910,819
3.814%	02/10/24	(a)	150	153,181
4.742%	03/11/21		100	110,629
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		161	57,557
8.625%	10/15/20		495	217,800
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	128	78,080

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	$348,659
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42		173	125,180
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		121	113,135
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		28	25,529
4.450%	09/15/42	(a)	262	207,592
6.750%	11/15/39	(a)	168	174,273
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22		237	69,915
8.250%	09/01/21		46	14,002
9.875%	10/01/20		122	38,430
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		27	26,465
6.500%	08/15/17		78	70,395
7.250%	12/15/18		122	100,955
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		45	43,517
3.191%	06/24/23		73	73,979
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		25	24,341
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16		200	199,744
3.000%	05/09/23		285	266,943
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	197,136
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		153	38,250
9.500%	06/15/20		100	27,500
Sr. Sec’d. Notes, 144A
10.000%	03/15/20		187	129,965
ConocoPhillips,
Sr. Unsec’d. Notes
6.650%	07/15/18		250	283,141
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		865	1,071,748
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		157	150,720
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	162,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
6.300%	01/15/19		160	179,119

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.950%	04/15/32		150	$184,372
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		125	81,742
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21		62	65,100
Encana Corp. (Canada),
Sr. Unsec’d. Notes
5.150%	11/15/41		710	560,223
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		237	219,225
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	253,112
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	420	353,681
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	172	167,024
4.100%	02/01/21		455	486,851
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		34	25,096
7.750%	09/01/22		162	129,600
9.375%	05/01/20	(a)	579	497,940
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18		156	46,020
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	105	87,281
13.000%	02/15/22		277	176,241
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	206,598
8.125%	02/15/19		210	245,252
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		290	246,500
5.750%	10/01/25		150	132,000
7.625%	04/15/21		28	27,440
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		185	146,960
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	161,448
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		41	36,695
7.375%	05/01/22		101	97,717
Legacy Reserves LP/Legacy Reserves Finance Corp.,
Gtd. Notes
6.625%	12/01/21		97	65,960
8.000%	12/01/20		115	82,800

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		400	$102,000
8.625%	04/15/20		11	2,970
Matador Resources Co.,
Gtd. Notes, 144A
6.875%	04/15/23		92	88,320
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		424	331,780
6.500%	03/15/21		42	34,440
7.000%	03/31/24		152	120,840
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		58	35,380
7.625%	05/01/21		124	83,700
Memorial Resource Development Corp.,
Gtd. Notes
5.875%	07/01/22		80	72,800
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	235	213,314
5.000%	09/15/20		100	97,116
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		200	183,000
Noble Energy, Inc.,
Gtd. Notes
5.625%	05/01/21		139	139,834
5.875%	06/01/22		141	140,734
5.875%	06/01/24		97	96,515
Sr. Unsec’d. Notes
5.250%	11/15/43		805	715,249
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		25	18,808
5.250%	03/15/42		169	107,993
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		118	87,763
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	80	63,384
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		406	392,162
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	100	55,594
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	(a)	51	41,820
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		202	195,940
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19	(a)	184	41,400
8.500%	05/01/20		115	29,756

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23		140	$91,350
5.375%	01/27/21	(a)	120	87,300
7.875%	03/15/19		220	181,500
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	204,445
7.875%	06/15/26		130	171,346
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	140,625
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	55,244
4.300%	04/01/22		43	45,056
4.875%	11/15/44	(a)	685	655,505
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		44	34,980
6.500%	12/15/21		29	24,650
6.625%	11/15/20		71	61,948
Rice Energy, Inc.,
Gtd. Notes, 144A
7.250%	05/01/23		80	75,000
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		29	27,840
Samson Investment Co.,
Gtd. Notes(i)
9.750%	02/15/20		421	6,315
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	163	109,210
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		250	55,000
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		230	216,200
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22		23	8,970
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20		805	883,730
4.550%	08/12/43		725	729,537
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	259,089
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		105	88,856
5.625%	06/01/25		47	40,420
6.500%	01/01/23		202	187,860
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	199,441
1.200%	01/17/18		54	53,721

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
2.450%	01/17/23		155	$147,766
2.650%	01/15/24		214	204,450
3.150%	01/23/22		77	77,925
4.250%	11/23/41		61	60,124
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		115	71,300
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	167,095
6.100%	06/01/18		100	110,424
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20	(a)	56	55,160
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42		135	104,289
5.850%	02/01/37		20	16,638
6.250%	02/01/38		25	21,320
7.750%	06/01/19		145	162,892
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		123	83,640
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	195,505
8.125%	02/15/30		150	208,589
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	261,996
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	94,688
2.700%	01/25/23		776	755,364
3.700%	01/15/24		120	123,454
3.750%	04/10/24		111	114,607
Transocean, Inc.,
Gtd. Notes
4.300%	10/15/22		56	34,580
6.500%	11/15/20	(a)	180	137,700
6.875%	12/15/21	(a)	495	369,231
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	(a)	50	36,000
6.125%	10/01/24	(a)	125	71,250
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		104	85,280
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		142	114,310
6.000%	01/15/22	(a)	47	40,420

				26,629,398

Oil & Gas Services
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22		40	33,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	$214,514
8.750%	02/15/21		130	164,472
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	117,730
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,667
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		155	159,834
Gtd. Notes, 144A
3.300%	09/14/21		105	107,365
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		203	164,186
5.950%	04/15/42	(a)	37	25,723
9.875%	03/01/39		150	149,876
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		18	17,865

				1,198,732

Oil, Gas & Consumable Fuels
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		355	321,636

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		700	729,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	(a)	200	191,000
Sr. Sec’d. Notes, 144A
3.337%(c)	12/15/19		200	193,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		120	118,200
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		130	125,151
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27		64	60,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.000%	04/15/19		500	507,500
9.875%	08/15/19		190	196,650
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		50	49,000
6.500%	12/01/20		70	76,650

				2,247,381

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		274	$274,814
2.900%	11/06/22		440	428,699
3.600%	05/14/25	(a)	1,475	1,454,744
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20	(a)	760	760,666
3.450%	03/15/22		555	548,638
3.850%	06/15/24		930	910,974
4.750%	03/15/45	(a)	325	295,085
4.850%	06/15/44		215	195,957
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17		1,015	1,012,500
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	06/23/25		1,220	1,221,891
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	40,000
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	12/15/20		125	130,000
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		765	762,596
2.650%	02/15/17		305	310,021
3.900%	02/15/22		225	231,891
4.750%	11/15/21		1,135	1,225,449
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		560	604,822
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		1,140	1,138,031
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		464	449,751
2.850%	03/15/23		500	484,706
4.883%	03/15/44		230	233,981
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		540	567,041
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		695	685,043
2.400%	09/15/22		82	79,973
3.700%	02/10/45	(a)	205	188,086
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		480	479,160
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	177,691
Perrigo Finance PLC,
Gtd. Notes
3.900%	12/15/24		690	679,583

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		90	$89,100
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		236	226,026
3.650%	11/10/21		151	152,833
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		435	429,452
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		60	59,663
7.000%	10/01/20		100	102,000
7.250%	07/15/22		645	656,771
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		120	116,625
5.875%	05/15/23		735	702,384
6.125%	04/15/25	(a)	140	133,350
6.750%	08/15/18	(a)	150	152,625
7.500%	07/15/21		530	545,900
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	51,840

				18,990,362

Pipelines — 0.9%
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		175	173,237
4.150%	07/01/23		74	67,945
4.875%	02/01/21		150	153,205
5.850%	11/15/43		50	45,751
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
4.500%	06/01/25		745	723,180
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		285	255,098
3.875%	03/15/23		30	25,057
Enable Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		665	586,440
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		372	348,693
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		857	771,525
4.750%	01/15/26	(a)	1,375	1,265,118
5.150%	03/15/45		305	237,925
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	241,643
3.750%	02/15/25	(a)	1,160	1,105,500
3.900%	02/15/24		1,235	1,212,525
4.050%	02/15/22		790	805,471
5.200%	09/01/20	(a)	935	1,028,164

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.700%	02/15/42		74	$74,073
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	(a)	25	23,463
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	235,375
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		980	867,031
5.000%	08/15/42		490	387,205
5.000%	03/01/43		470	367,316
5.400%	09/01/44		340	280,767
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		23	24,340
Kinder Morgan, Inc.,
Gtd. Notes
7.000%	06/15/17		81	86,349
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	311,864
5.150%	10/15/43		72	68,299
6.400%	07/15/18		250	277,312
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		430	431,917
4.900%	03/15/25	(a)	1,817	1,691,754
6.650%	10/01/36		150	149,616
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes, 144A
6.875%	05/15/23		119	103,233
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	715	669,204
5.750%	01/15/20		1,320	1,450,724
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		45	41,600
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		100	88,750
Sr. Sec’d. Notes, 144A
5.625%	03/01/25		41	36,131
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	(a)	540	584,576
6.200%	04/15/18		380	411,600
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		156	158,170
5.950%	09/25/43		38	39,036
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		405	368,379
5.300%	04/01/44		695	562,128
5.350%	05/15/45	(a)	145	117,836

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20		175	$169,750
6.125%	10/15/21		250	245,625
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	171,199
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		645	643,759
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		70	65,785
3.750%	10/16/23		80	79,824
7.125%	01/15/19		250	289,516
Transcanada Trust (Canada),
Gtd. Notes
5.625%(c)	05/20/75		465	445,238
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)	235	220,108
4.000%	07/01/22		470	454,861
5.375%	06/01/21		198	211,941
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21		40	40,644
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		830	766,290
4.000%	09/15/25		760	658,251
5.100%	09/15/45		135	103,264
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		650	601,250

				24,121,830

Real Estate
Prologis LP,
Gtd. Notes
4.250%	08/15/23		610	631,872
6.875%	03/15/20		109	126,719
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	(a)	425	428,188

				1,186,779

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.450%	09/15/21		1,040	1,044,696
3.500%	01/31/23		110	105,975
4.000%	06/01/25		305	297,594
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43		233	231,192
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	760	778,437
4.125%	05/15/21		200	213,014

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		455	$459,111
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		575	552,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		40	41,580
5.250%	01/15/23		80	84,616
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,095	1,113,916
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		511	530,360
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		28	28,700
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	73,260
5.375%	04/01/23		80	78,248
5.750%	01/01/25		35	34,737
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		120	131,191
6.650%	01/15/18		320	343,664
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		36	39,236
5.375%	08/01/16		100	103,607
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		250	247,500
5.875%	01/15/22		250	257,500
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		503	501,264
3.750%	02/01/19		1,655	1,728,037
5.375%	02/01/21		79	87,500
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23		290	289,133
4.500%	01/15/24		293	306,442
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		25	24,125
6.000%	08/15/23		19	19,000
iStar, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16		40	39,600
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	839,516
3.200%	05/01/21	(a)	580	587,142
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	364,827

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.400%	02/15/24		350	$363,759
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	38,000
Gtd. Notes, 144A
5.000%	04/15/23		250	248,750
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	(a)	545	545,755
4.125%	12/01/21		54	57,776
6.125%	05/30/18		455	502,846
6.750%	02/01/40		100	131,671
UDR, Inc.,
Gtd. Notes, MTN
4.000%	10/01/25		135	137,073
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		1,245	1,299,441
4.750%	06/01/21		370	399,187
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		410	425,709

				15,726,687

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	(a)	320	324,800
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23		295	307,770
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19		209	81,510
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		47	34,310
9.000%	03/15/19		553	441,017
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	(a)	135	132,782
3.875%	07/20/25		475	489,634
4.000%	12/05/23	(a)	910	964,111
4.875%	07/20/35	(a)	620	650,548
5.125%	07/20/45		475	510,603
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		221	262,496
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		235	254,380
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	44	40,480
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	09/15/25		205	208,765
3.750%	02/15/24		810	859,550
4.250%	04/01/46		255	256,834

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		4	$4,000
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	(a)	290	284,095
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		500	556,250
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		11	11,743
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45		285	288,291
4.650%	04/15/42		130	136,462
5.125%	11/15/41		49	54,422
5.500%	10/15/35		100	115,372
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	69,604
4.300%	02/15/43		295	249,594
5.125%	01/15/42		21	19,629
6.700%	07/15/34		130	149,918
7.450%	07/15/17		400	439,254
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20	(a)	300	312,750
Nebraska Book Holdings, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16		28	27,500
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21		150	154,500
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		23	22,540
7.750%	06/15/26		11	10,505
8.000%	05/01/31		62	60,760
8.700%	05/01/30		5	5,050
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18		150	152,250
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	57,681
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		207	207,174
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		150	159,375
Gtd. Notes, 144A
6.125%	04/01/23	(a)	93	92,303
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		650	681,688

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Target Corp.,
Sr. Unsec’d. Notes
3.500%	07/01/24		880	$918,681
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		162	159,544
Walgreens Boots Alliance, Inc.,
Gtd. Notes
3.800%	11/18/24		1,230	1,223,423
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	588,013
5.000%	10/25/40		650	727,620

				13,759,581

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25		480	490,833

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		214	147,927
7.000%	07/01/24		113	70,060
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	625	577,734
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		20	20,300
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		95	99,275
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		163	171,213
4.800%	10/01/41		150	155,137
4.900%	07/29/45		650	672,859
Micron Technology, Inc.,
Gtd. Notes
5.875%	02/15/22		249	245,576
Sr. Unsec’d. Notes
5.500%	02/01/25		30	27,525
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		247	227,191
5.250%	01/15/24		58	53,215
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	479,467
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21		300	312,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45		1,080	944,445

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23		43	$41,065
5.000%	10/01/25		46	43,183

				4,288,172

Software — 0.4%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		595	596,184
6.125%	11/01/23		87	87,435
Emdeon, Inc.,
Gtd. Notes
11.000%	12/31/19		210	223,650
Gtd. Notes, 144A
6.000%	02/15/21		55	53,144
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		23	25,214
11.250%	01/15/21		72	78,660
11.750%	08/15/21		329	365,190
12.625%	01/15/21		634	720,383
Sec’d. Notes, 144A
8.250%	01/15/21		177	183,637
8.750%	01/15/22		811	847,495
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		55	54,450
6.750%	11/01/20		80	83,600
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	(a)	250	256,250
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	270	237,600
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18		141	142,763
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		280	296,243
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		31	31,032
3.500%	11/15/42		675	603,646
3.625%	12/15/23		245	259,914
3.750%	02/12/45		730	674,508
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		54	54,540
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		20	19,837
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		242	246,666
2.500%	05/15/22		1,025	1,010,093
2.500%	10/15/22		1,500	1,465,431
3.625%	07/15/23		570	593,209
4.500%	07/08/44		470	475,015

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
6.125%	07/08/39		125	$151,940
6.500%	04/15/38		200	253,640

				10,091,369

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		70	72,625

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		71	70,290
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		400	384,750
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		200	176,625
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	(a)	170	185,691
Sr. Unsec’d. Notes
3.125%	07/16/22		400	388,360
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22		660	647,731
3.400%	05/15/25		405	386,571
3.875%	08/15/21		1,505	1,563,054
4.300%	12/15/42	(a)	3,098	2,662,285
4.350%	06/15/45		188	161,366
4.450%	05/15/21	(a)	790	843,284
5.350%	09/01/40		273	269,677
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	79	36,340
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		250	198,125
9.000%	04/01/19		180	149,400
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34		400	436,704
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		200	200,804
9.625%	12/15/30	(a)	100	149,117
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	(a)	500	427,500
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		60	47,700
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		30	30,206
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		1,175	1,231,784
5.500%	01/15/40		200	233,180

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		22	$21,505
5.500%	06/15/24		62	59,210
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		38	37,715
Consolidated Communications, Inc.,
Gtd. Notes, 144A
6.500%	10/01/22		55	49,225
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		300	428,903
Gtd. Notes, 144A
2.250%	03/06/17		150	152,016
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		348	358,983
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17		24	25,350
8.500%	04/15/20		63	61,267
8.750%	04/15/22		123	109,535
9.250%	07/01/21		78	75,115
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		151	153,643
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		250	127,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22	(a)	503	392,340
7.250%	04/01/19		114	106,875
7.250%	10/15/20		705	646,837
7.500%	04/01/21		510	470,475
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		105	69,300
Level 3 Financing, Inc.,
Gtd. Notes
3.914%(c)	01/15/18		55	55,000
5.625%	02/01/23		436	428,370
6.125%	01/15/21		275	282,703
7.000%	06/01/20		132	136,620
Gtd. Notes, 144A
5.125%	05/01/23		350	334,687
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17		124	124,505
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	21,945
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16		87	88,361
5.500%	02/06/44		315	343,135
9.000%	03/01/31		180	255,151

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		72	$60,840
7.750%	02/15/31		21	19,320
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	27,891
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	213	219,777
5.450%	10/01/43	(a)	118	125,481
8.750%	05/01/32		185	253,994
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		200	193,680
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		60	43,050
6.900%	05/01/19		38	33,440
8.750%	03/15/32		886	688,865
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		354	354,000
9.000%	11/15/18		392	411,326
Sr. Unsec’d. Notes
7.000%	08/15/20		110	92,743
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		140	107,744
7.250%	09/15/21		52	42,575
7.625%	02/15/25		141	109,187
7.875%	09/15/23		1,301	1,052,997
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	210,693
5.134%	04/27/20		388	427,580
5.462%	02/16/21		45	50,281
6.421%	06/20/16		150	155,336
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21		57	56,801
6.375%	03/01/25		136	130,560
6.464%	04/28/19		48	48,840
6.500%	01/15/24		10	9,694
6.625%	04/01/23		138	136,620
6.633%	04/28/21		555	556,388
6.731%	04/28/22		298	297,255
6.836%	04/28/23		51	50,490
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		135	142,931
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		66	66,196
3.500%	11/01/24	(a)	1,170	1,150,356
3.850%	11/01/42	(a)	412	341,616
4.500%	09/15/20		763	826,546
4.522%	09/15/48		115	101,061
4.672%	03/15/55		106	91,277

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.862%	08/21/46	(a)	4,571	$4,286,286
5.150%	09/15/23		675	745,666
6.400%	09/15/33		14	16,038
6.550%	09/15/43		385	454,856
Verizon Maryland LLC,
Gtd. Notes
5.125%	06/15/33		345	345,725
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		500	620,613
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		450	452,813
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		200	200,219
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		300	296,250
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	(a)	40	28,824
7.500%	06/01/22	(a)	120	90,600
7.500%	04/01/23	(a)	515	381,100
7.750%	10/01/21		500	387,500

				33,290,736

Transportation — 0.3%
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19		200	138,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21		725	775,919
4.150%	04/01/45	(a)	1,080	1,006,223
4.375%	09/01/42	(a)	88	84,286
4.450%	03/15/43		140	135,692
5.400%	06/01/41		115	126,810
5.750%	03/15/18		600	658,489
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	215,297
6.125%	09/15/15		32	33,610
7.125%	10/15/31		150	189,030
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	69,977
7.375%	02/01/19		100	116,769
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45		400	362,327
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.250%	06/01/20		142	127,800
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		780	786,343

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		36	$33,300
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		25	23,125
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		133	107,065
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22		101	90,900
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	333,487
3.850%	01/15/24		292	299,461
5.590%	05/17/25		74	85,491
6.000%	05/23/2111		184	205,686
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	112,462
3.500%	06/01/17		516	532,384
3.600%	03/01/16		82	82,877
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21		174	109,620
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	268,308
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		71	69,689

				7,180,427

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	757,441

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	315,641
4.300%	12/01/42		46	46,166

				361,807

TOTAL CORPORATE BONDS (cost $504,589,448)				496,157,796

FOREIGN GOVERNMENT BONDS
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	200	175,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		740	753,690
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	275,575

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	120	$153,270

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,376,294)			1,357,535

MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	175	225,876
State of California,
General Obligation Unlimited
7.300%	10/01/39	180	248,915

			474,791

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	150	183,231
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	256,085
5.647%	11/01/40	220	261,285
5.647%	11/01/40	60	71,260

			771,861

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	150	199,045

TOTAL MUNICIPAL BONDS (cost $1,309,922)			1,445,697

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
2.854%(c)	09/25/35	112	98,636
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	20	20,434
Series 2005-J6, Class 2A1
5.500%	07/25/25	26	26,640
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.389%(c)	09/25/46	487	344,541
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	155	157,014
Series 2003-7, Class 2A4
5.000%	09/25/18	143	144,350
Series 2003-11, Class 2A1
6.000%	01/25/34	207	215,091
Series 2004-1, Class 1A1
6.000%	02/25/34	156	165,895
Series 2004-6, Class 4A1
5.000%	07/25/19	173	177,108
Series 2004-7, Class 3A1
6.000%	08/25/34	246	254,967

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	351	$354,099
Series 2005-7, Class 30PO, PO
0.069%(s)	11/25/35	60	48,372
Series 2006-1, Class 2A1
5.500%	01/25/36	28	27,726
Series 2006-D, Class 5A2
4.776%(c)	05/20/36	34	30,362
Series 2014-R7, Class 1A1, 144A
0.337%(c)	05/26/36	168	151,778
Series 2014-R7, Class 2A1, 144A
0.327%(c)	09/26/36	91	85,119
Series 2015-R1, Class A1, 144A
0.377%(c)	05/26/37	184	169,887
Banc of America Mortgage Trust,
Series 2003-3, Class 1A7
5.500%	05/25/33	316	324,465
Series 2004-5, Class 3A3
5.000%	06/25/19	134	135,664
Series 2004-C, Class 2A1
2.691%(c)	04/25/34	241	243,444
Series 2004-D, Class 2A1
2.725%(c)	05/25/34	6	6,041
Series 2004-D, Class 2A2
2.725%(c)	05/25/34	48	48,099
Series 2007-3, Class 1A1
6.000%	09/25/37	200	181,060
BCAP LLC Trust,
Series 2013-RR12, Class 2A7
0.331%(c)	05/26/37	100	96,167
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.439%(c)	07/25/33	163	163,561
Series 2005-12, Class 22A1
2.257%(c)	02/25/36	134	123,456
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	200	203,258
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.558%(c)	07/25/37	599	603,901
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.549%(c)	05/25/37	48	36,990
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	106	103,953
Series 2007-5, Class 1A9
6.000%	06/25/37	474	486,646
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/20	56	54,844
Series 2008-AR4, Class 1A1A, 144A
2.721%(c)	11/25/38	285	283,919
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	88	89,168
Series 2010-8, Class 6A6, 144A

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.500%	12/25/36	73	$74,289
Series 2013-11, Class 1A4, 144A
0.357%(c)	10/25/46	90	85,784
Series 2014-10, Class 1A1, 144A
0.322%(c)	11/25/36	90	80,325
Series 2014-10, Class 3A1, 144A
0.386%(c)	07/25/36	112	103,013
Series 2014-10, Class 4A1, 144A
0.356%(c)	02/25/37	135	122,233
Series 2014-10, Class 5A1, 144A
0.337%(c)	06/25/36	88	79,716
Series 2014-11, Class 4A1, 144A
0.287%(c)	07/25/36	94	84,554
Series 2014-12, Class 1A4, 144A
0.312%(c)	08/25/36	309	279,444
Series 2014-12, Class 2A4, 144A
4.387%(c)	02/25/37	87	86,428
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	171	163,464
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	146	151,220
Series 2005-2, Class 2A11
5.500%	05/25/35	207	215,019
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	383	353,978
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-4, Class A13
5.250%	05/25/34	157	159,012
Series 2004-5, Class 2A9
5.250%	05/25/34	395	408,306
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.577%(c)	10/25/33	177	174,834
Series 2004-AR5, Class 7A2
2.419%(c)	06/25/34	115	111,989
Series 2005-5, Class 1A1
5.000%	07/25/20	148	148,491
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.367%(c)	07/27/36	74	72,728
Series 2014-10R, Class 4A1, 144A
0.357%(c)	12/27/36	82	78,030
Series 2014-11R, Class 8A1, 144A
0.527%(c)	04/27/37	57	54,780
Series 2014-11R, Class 9A1, 144A
0.327%(c)	10/27/36	228	216,317
Series 2015-3R, Class 5A1, 144A
0.341%(c)	09/29/36	212	203,480
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.699%(c)	02/25/35	46	42,578
Series 2005-1, Class 2A1
5.807%(c)	02/25/20	29	30,237
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.278%(c)	06/27/37	267	265,721

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	778	$928,343
Series 2002-T1, Class A2
7.000%	11/25/31	536	643,074
Series 2002-T4, Class A2
7.000%	12/25/41	607	703,849
Series 2004-T1, Class 1A1
6.000%	01/25/44	545	628,711
Fannie Mae Interest Strip,
Series 293, Class 1, PO
0.677%(s)	12/25/24	241	236,401
Series 369, Class 12, IO
5.500%(c)	05/25/36	874	149,847
Series 383, Class 60, IO
6.500%	10/25/37	211	43,466
Series 416, Class A300
3.000%	11/25/42	2,370	2,392,728
Series 417, Class C11, IO
2.500%	02/25/28	6,118	558,326
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	292	325,970
Series 1993-136, Class ZB
6.792%(c)	07/25/23	197	218,280
Series 1993-141, Class Z
7.000%	08/25/23	202	224,227
Series 1993-147, Class Z
7.000%	08/25/23	165	185,310
Series 1994-29, Class Z
6.500%	02/25/24	305	344,654
Series 1996-4, Class SA, IO
8.306%(c)	02/25/24	79	17,098
Series 1997-33, Class PA
8.500%	06/18/27	392	452,399
Series 1997-57, Class PN
5.000%	09/18/27	245	263,858
Series 2001-16, Class Z
6.000%	05/25/31	318	360,824
Series 2001-81, Class HE
6.500%	01/25/32	461	536,235
Series 2002-14, Class A1
7.000%	01/25/42	1,091	1,272,426
Series 2002-26, Class A2
7.500%	01/25/48	532	647,910
Series 2002-82, Class PE
6.000%	12/25/32	473	531,016
Series 2002-86, Class PG
6.000%	12/25/32	1,072	1,222,035
Series 2002-90, Class A2
6.500%	11/25/42	265	301,315
Series 2003-18, Class A1
6.500%	12/25/42	402	472,434
Series 2003-21, Class OU
5.500%	03/25/33	148	166,820
Series 2003-24, Class MZ
5.500%	04/25/33	580	641,194
Series 2003-48, Class GH

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	06/25/33	2,413	$2,739,082
Series 2003-64, Class KF
0.697%(c)	07/25/18	123	123,482
Series 2003-81, Class FC
0.594%(c)	08/25/17	34	34,549
Series 2004-36, Class SA
18.992%(c)	05/25/34	124	177,645
Series 2004-45, Class ZL
6.000%	10/25/32	451	503,287
Series 2004-60, Class PA
5.500%	04/25/34	152	161,283
Series 2004-61, Class NS, IO
7.506%(c)	08/25/34	32	8,312
Series 2004-68, Class LC
5.000%	09/25/29	449	497,391
Series 2004-72, Class S, IO
6.306%(c)	09/25/34	86	20,123
Series 2004-101, Class HD
5.000%	01/25/20	304	316,385
Series 2005-13, Class AS, IO
5.906%(c)	03/25/35	27	4,958
Series 2005-14, Class ME
5.000%	10/25/33	1	1,059
Series 2005-22, Class DA
5.500%	12/25/34	155	168,560
Series 2005-30, Class UG
5.000%	04/25/35	625	681,058
Series 2005-57, Class DI, IO
6.506%(c)	03/25/35	55	3,347
Series 2005-57, Class NK
21.224%(c)	07/25/35	84	109,108
Series 2005-84, Class XM
5.750%	10/25/35	171	186,383
Series 2005-87, Class PE
5.000%	12/25/33	39	38,620
Series 2005-87, Class QZ
5.000%	10/25/35	467	498,272
Series 2005-97, Class PO, PO
0.291%(s)	11/25/35	1,048	1,043,859
Series 2005-102, Class PG
5.000%	11/25/35	1,451	1,609,952
Series 2005-110, Class GL
5.500%	12/25/35	562	669,443
Series 2006-2, Class LY
8.000%(c)	12/25/35	30	33,729
Series 2006-3, Class SB, IO
6.506%(c)	07/25/35	76	11,362
Series 2006-9, Class KZ
6.000%	03/25/36	717	807,849
Series 2006-20, Class IB, IO
6.396%(c)	04/25/36	563	98,398
Series 2006-23, Class NS
9.000%(c)	04/25/36	46	52,261
Series 2006-45, Class NW
5.500%	01/25/35	12	11,585
Series 2006-48, Class ND
6.250%	03/25/36	152	161,107
Series 2006-60, Class CO, PO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.136%(s)	06/25/35	164	$163,819
Series 2006-65, Class TE
5.500%	05/25/35	111	112,715
Series 2006-72, Class XI, IO
6.306%(c)	08/25/36	20	3,765
Series 2006-77, Class PC
6.500%	08/25/36	383	440,568
Series 2006-106, Class CS, IO
6.396%(c)	11/25/36	30	6,121
Series 2006-108, Class S, IO
7.006%(c)	11/25/36	44	12,477
Series 2006-109, Class SG, IO
6.436%(c)	11/25/36	49	7,672
Series 2006-125, Class SA, IO
6.526%(c)	01/25/37	87	13,358
Series 2007-32, Class SD, IO
5.916%(c)	04/25/37	45	8,030
Series 2007-37, Class SA, IO
5.926%(c)	05/25/37	58	10,042
Series 2007-46, Class PA
6.000%	04/25/37	185	210,751
Series 2007-58, Class SV, IO
6.556%(c)	06/25/37	562	103,363
Series 2007-79, Class PE
5.000%	08/25/37	2,121	2,277,823
Series 2007-88, Class MI, IO
6.326%(c)	09/25/37	36	8,126
Series 2007-88, Class XI, IO
6.346%(c)	06/25/37	10	1,874
Series 2007-91, Class AS, IO
6.206%(c)	10/25/37	129	18,618
Series 2007-102, Class SA, IO
6.206%(c)	11/25/37	1,206	202,213
Series 2008-34, Class GS, IO
6.256%(c)	05/25/38	29	4,885
Series 2008-41, Class S, IO
6.606%(c)	11/25/36	36	6,799
Series 2008-91, Class SI, IO
5.806%(c)	03/25/38	971	121,702
Series 2008-95, Class AI, IO
5.000%	12/25/23	167	6,620
Series 2009-15, Class SA, IO
6.006%(c)	03/25/24	373	34,096
Series 2009-62, Class WA
5.566%(c)	08/25/39	1,106	1,258,396
Series 2009-112, Class ST, IO
6.056%(c)	01/25/40	1,178	198,661
Series 2009-112, Class SW, IO
6.056%(c)	01/25/40	774	130,607
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,478,257
Series 2010-19, Class MV
5.000%	02/25/21	748	803,672
Series 2010-35, Class SB, IO
6.226%(c)	04/25/40	490	96,919
Series 2010-43, Class CI, IO
4.500%	02/25/25	307	18,445
Series 2010-49, Class SC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
12.272%(c)	03/25/40	234	$292,561
Series 2010-54, Class PA
4.500%	04/25/39	15	14,849
Series 2010-64, Class DM
5.000%	06/25/40	367	406,544
Series 2011-18, Class UA
4.000%	08/25/38	112	113,188
Series 2011-22, Class MA
6.500%	04/25/38	450	502,731
Series 2011-39, Class ZA
6.000%	11/25/32	572	657,667
Series 2011-52, Class GB
5.000%	06/25/41	849	942,710
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,772,937
Series 2011-70, Class CL
3.000%	08/25/26	8	7,565
Series 2012-42, Class PS, IO
6.386%(c)	08/25/41	150	15,770
Series 2012-73, Class LS, IO
5.856%(c)	06/25/39	950	154,186
Series 2012-74, Class AS, IO
5.856%(c)	03/25/39	606	97,271
Series 2012-76, Class DS, IO
6.356%(c)	05/25/39	137	24,432
Series 2012-84, Class QS, IO
6.456%(c)	09/25/31	151	33,351
Series 2012-84, Class SQ, IO
6.456%(c)	08/25/32	96	23,845
Series 2012-87, Class NS, IO
5.856%(c)	02/25/39	399	74,678
Series 2012-94, Class KS, IO
6.456%(c)	05/25/38	308	70,285
Series 2012-94, Class SL, IO
6.506%(c)	05/25/38	270	62,129
Series 2012-98, Class SA, IO
5.856%(c)	05/25/39	420	74,325
Series 2012-104, Class QS, IO
5.906%(c)	03/25/39	133	24,849
Series 2012-107, Class QS, IO
5.906%(c)	10/25/40	112	23,933
Series 2012-110, Class MS, IO
5.806%(c)	10/25/42	127	27,709
Series 2012-110, Class SB, IO
6.506%(c)	10/25/32	199	47,107
Series 2012-111, Class KS, IO
5.956%(c)	01/25/40	67	11,013
Series 2012-114, Class DS, IO
5.906%(c)	08/25/39	337	56,703
Series 2012-114, Class HS, IO
5.956%(c)	03/25/40	312	56,432
Series 2012-120, Class ES, IO
6.006%(c)	11/25/39	275	56,505
Series 2012-120, Class SE, IO
6.006%(c)	02/25/39	429	82,694
Series 2012-124, Class DS, IO
5.956%(c)	04/25/40	296	54,455
Series 2012-124, Class LS, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.006%(c)	07/25/40	327	$61,897
Series 2012-137, Class CS, IO
6.006%(c)	08/25/41	370	76,769
Series 2013-4, Class AJ
3.500%	02/25/43	1,257	1,330,716
Series 2013-4, Class PC
2.000%	06/25/42	1,591	1,583,721
Series 2013-9, Class SG, IO
6.006%(c)	03/25/39	528	103,468
Series 2013-83, Class CA
3.500%	10/25/37	1,387	1,477,386
Series 2013-96, Class YA
3.500%	09/25/38	1,952	2,051,210
Series 2013-131, Class S, IO
5.856%(c)	01/25/34	116	26,799
Series G93-17, Class S, IO
8.806%(c)	04/25/23	280	63,266
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	390	433,421
Series 2001-W3, Class A
6.848%(c)	09/25/41	442	504,543
Series 2002-W6, Class 2A1
6.362%(c)	06/25/42	278	330,125
Series 2003-W2, Class 2A9
5.900%	07/25/42	185	209,734
Series 2003-W3, Class 2A5
5.356%	06/25/42	417	470,590
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,456	1,643,442
Series 2003-W6, Class 3A
6.500%	09/25/42	344	398,028
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,419	1,516,071
Series 2003-W12, Class 2A7
4.680%	06/25/43	408	441,283
Series 2004-W2, Class 2A2
7.000%	02/25/44	326	381,886
Series 2004-W2, Class 5A
7.500%	03/25/44	368	424,700
Series 2004-W6, Class 3A4
6.500%	07/25/34	509	533,655
Series 2004-W8, Class 2A
6.500%	06/25/44	375	429,834
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,767	2,087,520
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,026	1,256,395
Series 2005-W1, Class 1A2
6.500%	10/25/44	355	418,243
Series 2005-W4, Class 1A1
6.000%	08/25/45	236	270,776
Series 2007-W7, Class 2A2, IO
6.336%(c)	07/25/37	41	8,542
Series 2007-W10, Class 2A
6.321%(c)	08/25/47	373	425,106
Series 2009-W1, Class A
6.000%	12/25/49	714	832,283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	48	$48,321
FHLMC Multifamily Structured Pass-Through Certificates,
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,120,716
FHLMC Multifamily Structured Pass-Through Trust,
Series K037, Class A2
3.490%	01/25/24	3,800	4,060,224
Series K708, Class X1, IO
1.611%(s)	01/25/19	16,394	704,212
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	750	920,045
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	376	412,666
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.690%(c)	09/25/33	387	394,537
Freddie Mac REMICS,
Series 1049, Class S
38.475%(c)	02/15/21	11	18,132
Series 1621, Class J
6.400%	11/15/23	113	124,174
Series 1630, Class PK
6.000%	11/15/23	283	312,407
Series 1675, Class KZ
6.500%	02/15/24	277	317,257
Series 1680, Class PK
6.500%	02/15/24	301	345,012
Series 1695, Class EB
7.000%	03/15/24	355	399,560
Series 1980, Class Z
7.000%	07/15/27	428	487,568
Series 2353, Class KZ
6.500%	09/15/31	453	524,056
Series 2378, Class PE
5.500%	11/15/16	36	36,397
Series 2535, Class AW
5.500%	12/15/32	207	233,993
Series 2557, Class HL
5.300%	01/15/33	1,278	1,426,954
Series 2595, Class DC
5.000%	04/15/23	847	907,611
Series 2595, Class GC
5.500%	04/15/23	281	305,371
Series 2611, Class TM
10.000%(c)	05/15/33	60	75,428
Series 2626, Class JC
5.000%	06/15/23	1,603	1,739,944
Series 2628, Class AB
4.500%	06/15/18	81	83,904
Series 2630, Class FL
0.707%(c)	06/15/18	82	81,924
Series 2643, Class SA
44.157%(c)	03/15/32	44	85,759
Series 2661, Class FG

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.657%(c)	03/15/17	9	$9,016
Series 2684, Class PO, PO
0.083%(s)	01/15/33	66	65,929
Series 2707, Class KJ
5.000%	11/15/18	13	13,472
Series 2764, Class UG
5.000%	03/15/34	1,360	1,583,082
Series 2793, Class PD
5.000%	12/15/32	51	50,864
Series 2862, Class GB
5.000%	09/15/24	287	310,410
Series 2864, Class NB
5.500%	07/15/33	570	601,028
Series 2885, Class LZ
6.000%	11/15/34	1,186	1,429,732
Series 2893, Class PE
5.000%	11/15/34	690	760,213
Series 2906, Class SW, IO
6.504%(c)	11/15/34	9	166
Series 2922, Class SU
13.887%(c)	02/15/35	82	116,656
Series 2980, Class QA
6.000%	05/15/35	681	790,837
Series 2990, Class SR, IO
6.454%(c)	03/15/35	1,197	131,721
Series 3005, Class ED
5.000%	07/15/25	595	648,541
Series 3017, Class OC, PO
1.722%(s)	08/15/25	243	233,110
Series 3126, Class AO, PO
1.793%(s)	03/15/36	210	196,649
Series 3155, Class PS, IO
6.954%(c)	05/15/36	105	18,465
Series 3171, Class OJ, PO
0.059%(s)	06/15/36	14	11,960
Series 3187, Class Z
5.000%	07/15/36	1,032	1,134,304
Series 3201, Class IN, IO
6.054%(c)	08/15/36	1,118	181,139
Series 3218, Class AS, IO
6.384%(c)	09/15/36	44	8,669
Series 3218, Class HS, IO
7.004%(c)	09/15/26	684	114,889
Series 3236, Class IS, IO
6.454%(c)	11/15/36	62	11,270
Series 3237, Class BO, PO
1.260%(s)	11/15/36	397	356,524
Series 3306, Class TB
2.957%(c)	04/15/37	46	49,050
Series 3306, Class TC
2.417%(c)	04/15/37	40	42,471
Series 3383, Class KB
5.500%	11/15/27	1,140	1,331,452
Series 3385, Class SN, IO
5.804%(c)	11/15/37	206	28,279
Series 3405, Class PE
5.000%	01/15/38	881	979,589
Series 3443, Class PT

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.500%	03/15/37	1,180	$1,361,440
Series 3564, Class JA
4.000%	01/15/18	97	100,108
Series 3593, Class SL, IO
6.204%(c)	11/15/24	552	67,118
Series 3605, Class NC
5.500%	06/15/37	955	1,107,857
Series 3609, Class SA, IO
6.144%(c)	12/15/39	1,337	317,711
Series 3648, Class CY
4.500%	03/15/30	1,400	1,528,437
Series 3656, Class LV
5.000%	05/15/21	620	626,127
Series 3662, Class PJ
5.000%	04/15/40	1,380	1,533,584
Series 3677, Class PB
4.500%	05/15/40	1,935	2,123,497
Series 3688, Class GT
7.230%(c)	11/15/46	341	402,672
Series 3692, Class PS, IO
6.404%(c)	05/15/38	65	3,795
Series 3737, Class LI, IO
4.500%	05/15/24	162	8,430
Series 3739, Class MC
4.000%	11/15/38	1,270	1,343,064
Series 3740, Class SB, IO
5.804%(c)	10/15/40	725	122,552
Series 3747, Class HI, IO
4.500%	07/15/37	455	21,146
Series 3784, Class S, IO
6.404%(c)	07/15/23	876	103,940
Series 3850, Class LS, IO
1.720%(c)	05/15/39	93	6,885
Series 3852, Class QN
5.500%(c)	05/15/41	495	545,725
Series 3852, Class TP
5.500%(c)	05/15/41	597	671,812
Series 3855, Class HI, IO
4.000%	02/15/26	869	51,819
Series 3859, Class JB
5.000%	05/15/41	1,350	1,503,066
Series 3962, Class KS, IO
1.952%(c)	06/15/38	205	17,428
Series 3997, Class HS, IO
6.354%(c)	03/15/38	356	57,105
Series 4013, Class SB, IO
6.254%(c)	03/15/42	134	33,580
Series 4030, Class IL, IO
3.500%	04/15/27	4,446	448,545
Series 4033, Class SC, IO
6.354%(c)	10/15/36	142	27,099
Series 4050, Class EI, IO
4.000%	02/15/39	423	37,579
Series 4057, Class BS, IO
5.854%(c)	09/15/39	282	46,533
Series 4057, Class CS, IO
5.854%(c)	04/15/39	181	31,149
Series 4057, Class SA, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.854%(c)	04/15/39	3,073	$457,590
Series 4073, Class AS, IO
5.854%(c)	08/15/38	346	55,762
Series 4083, Class MS, IO
5.854%(c)	05/15/39	416	71,897
Series 4084, Class GS, IO
5.854%(c)	04/15/39	763	111,518
Series 4086, Class TS, IO
5.904%(c)	04/15/37	327	38,697
Series 4093, Class SD, IO
6.504%(c)	01/15/38	349	81,190
Series 4097, Class SA, IO
5.854%(c)	08/15/42	388	87,277
Series 4097, Class TS, IO
5.904%(c)	05/15/39	441	86,463
Series 4099, Class BS, IO
5.854%(c)	06/15/39	231	45,229
Series 4100, Class KJ
3.500%	08/15/42	24	23,438
Series 4102, Class SW, IO
5.904%(c)	05/15/39	113	23,239
Series 4113, Class JS, IO
5.854%(c)	07/15/39	101	17,509
Series 4116, Class MS, IO
6.004%(c)	11/15/39	167	36,342
Series 4122, Class SJ, IO
5.954%(c)	12/15/40	757	151,635
Series 4123, Class SA, IO
6.004%(c)	09/15/39	122	22,118
Series 4132, Class SE, IO
6.004%(c)	12/15/40	146	29,625
Series 4136, Class SA, IO
6.004%(c)	12/15/39	134	25,189
Series 4174, Class SA, IO
6.004%(c)	05/15/39	760	132,948
Series 4199, Class SD, IO
6.004%(c)	06/15/39	495	91,525
Series 4229, Class AS, IO
5.954%(c)	12/15/38	166	25,041
Series 4267, Class CI, IO
4.000%	05/15/39	197	26,372
Series 4374, Class NC
1.750%	02/15/46	2,473	2,577,955
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,355	1,388,116
Series 304, Class C32, IO
3.000%	12/15/27	3,429	329,952
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.399%(c)	02/25/24	750	755,389
Series 2014-DN2, Class M2
1.849%(c)	04/25/24	500	495,975
Series 2014-DN3, Class M2
2.599%(c)	08/25/24	250	252,905
Series 2014-DN3, Class M3
4.199%(c)	08/25/24	250	244,356

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	102	$101,929
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.801%(c)	06/16/32	749	177,412
Series 2002-84, Class PH
6.000%	11/16/32	1,129	1,289,590
Series 2003-25, Class PZ
5.500%	04/20/33	752	850,130
Series 2003-58, Class PC
5.000%	07/20/33	1,793	2,019,454
Series 2003-86, Class ZC
4.500%	10/20/33	558	601,781
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,666,250
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	3,587	28,358
Series 2004-30, Class UC
5.500%	02/20/34	500	531,759
Series 2004-86, Class SP, IO
5.906%(c)	09/20/34	1,097	141,732
Series 2004-88, Class ES, IO
5.903%(c)	06/17/34	1,120	150,820
Series 2005-7, Class NL, IO
6.551%(c)	03/17/33	14	1,639
Series 2005-30, Class WD
6.000%	07/20/33	455	494,891
Series 2006-23, Class S, IO
6.306%(c)	01/20/36	737	67,519
Series 2006-26, Class S, IO
6.306%(c)	06/20/36	717	127,404
Series 2007-16, Class KU, IO
6.456%(c)	04/20/37	910	168,706
Series 2007-24, Class SA, IO
6.316%(c)	05/20/37	1,953	367,473
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,869,225
Series 2007-58, Class SD, IO
6.296%(c)	10/20/37	1,163	222,057
Series 2007-59, Class SP, IO
6.476%(c)	04/20/37	779	86,630
Series 2008-36, Class AY
5.000%	04/16/23	530	568,533
Series 2008-47, Class ML
5.250%	06/16/38	760	879,721
Series 2008-62, Class SA, IO
5.956%(c)	07/20/38	531	94,411
Series 2008-73, Class SK, IO
6.546%(c)	08/20/38	1,106	204,140
Series 2008-79, Class SA, IO
7.356%(c)	09/20/38	547	114,070
Series 2009-6, Class CI, IO
6.500%	11/16/38	186	16,106
Series 2009-16, Class SJ, IO
6.606%(c)	05/20/37	1,207	226,273
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	2,736	92,121

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-41, Class GS, IO
5.851%(c)	06/16/39	44	$6,767
Series 2009-65, Class LB
6.000%	07/16/39	203	223,253
Series 2009-77, Class CS, IO
6.801%(c)	06/16/38	1,306	157,442
Series 2009-81, Class A
5.750%	09/20/36	302	335,764
Series 2009-106, Class ST, IO
5.806%(c)	02/20/38	1,002	170,386
Series 2009-106, Class XL, IO
6.556%(c)	06/20/37	900	150,529
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	4,505	68,149
Series 2010-4, Class SB, IO
6.301%(c)	08/16/39	1,156	112,794
Series 2010-14, Class AO, PO
1.030%(s)	12/20/32	103	100,490
Series 2010-14, Class QP
6.000%	12/20/39	110	115,916
Series 2010-31, Class SK, IO
5.906%(c)	11/20/34	596	99,783
Series 2010-85, Class ID, IO
6.000%	09/20/39	734	125,975
Series 2010-129, Class AW
6.117%(c)	04/20/37	1,614	1,822,873
Series 2010-157, Class OP, PO
2.399%(s)	12/20/40	886	798,064
Series 2011-71, Class ZC
5.500%	07/16/34	2,565	3,026,759
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,035,821
Series 2012-H31, Class FD
0.528%(c)	12/20/62	1,394	1,387,958
Series 2013-69, Class SM, IO
6.006%(c)	05/20/43	92	13,797
Series 2013-165, Class ST, IO
5.956%(c)	11/20/43	133	26,065
Series 2013-H04, Class BA
1.650%	02/20/63	1,550	1,560,376
Series 2013-H05, Class FB
0.588%(c)	02/20/62	1,348	1,347,904
Series 2014-119, Class SA, IO
5.406%(c)	08/20/44	773	125,422
Series 2015-63, Class SN, IO
6.106%(c)	05/20/45	369	83,517
Series 2015-99, Class KS, IO
6.006%(c)	07/20/45	387	99,955
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.509%(c)	10/25/45	443	358,538
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.357%(c)	04/26/37	90	83,611
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	213	218,882
Series 2004-11, Class 1A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.785%(c)	09/25/34	163	$154,063
Series 2004-6F, Class 2A4
5.500%	05/25/34	237	244,191
Series 2005-7F, Class 3A2
0.699%(c)	09/25/35	1,475	1,363,221
Series 2006-2F, Class 2A1
5.750%	02/25/36	45	41,253
Series 2006-3F, Class 2A7
5.750%	03/25/36	140	131,676
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.498%(c)	12/19/34	51	42,123
Series 2006-9, Class 2A1A
0.426%(c)	11/19/36	114	83,926
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.299%(c)	09/25/34	599	593,405
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	289	298,086
Series 2005-S2, Class 4A3
5.500%	09/25/20	92	91,625
Series 2006-A2, Class 5A1
2.478%(c)	11/25/33	88	88,362
Series 2006-A2, Class 5A3
2.478%(c)	11/25/33	332	333,019
Series 2007-A1, Class 5A5
2.620%(c)	07/25/35	175	177,994
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.935%(c)	08/26/35	38	37,757
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	34	32,981
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.494%(c)	11/25/35	56	50,115
Series 2006-18N, Class A2A
0.349%(c)	12/25/36	38	36,571
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A
3.299%(c)	09/01/21	228	229,312
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.628%(c)	08/25/34	257	255,391
Series 2004-13, Class 3A7
2.763%(c)	11/21/34	290	296,952
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	81	83,620
Series 2003-9, Class 5A1
4.500%	12/25/18	185	187,540
Series 2004-1, Class 4A1
5.500%	02/25/34	128	132,159
Series 2004-3, Class 2A1
6.250%	04/25/34	322	340,509
Series 2005-5, Class 3A1
5.750%	08/25/35	102	87,636

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33		803	$851,670
Series 2004-6, Class 3A1
5.250%	07/25/19		125	127,141
Series 2004-6, Class 4A1
5.000%	07/25/19		149	150,309
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	(g)	174	185,847
Series 2006-3, Class 30PO, PO
0.066%(s)	10/25/36		228	174,562
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.839%(c)	10/25/28		641	625,303
Series 2004-B, Class A1
0.699%(c)	05/25/29		519	504,577
Series 2004-HB1, Class A3
2.121%(c)	04/25/29		179	177,043
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.699%(c)	03/25/33		395	369,911
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.464%(c)	09/25/34		296	295,447
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.367%(c)	12/26/36		94	87,276
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38		242	255,278
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19		138	138,354
Series 2004-CL1, Class 1A1
6.000%	02/25/34		315	330,436
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34		245	251,315
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.321%(c)	09/26/36		33	31,545
Residential Accredit Loans, Inc.,
Series 2006-QO9, Class 1A4A
0.369%(c)	12/25/46		24	23,929
Series 2003-QS16, Class A1
5.000%	08/25/18		57	57,594
Series 2003-QS20, Class A1
5.000%	11/25/18		45	46,462
Series 2004-QS3, Class CB
5.000%	03/25/19		164	167,404
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.492%(c)	12/25/34		267	268,178
Series 2006-A1, Class 1A6
0.699%(c)	04/25/36		108	65,124
Series 2006-R1, Class A2
0.599%(c)	01/25/46		336	170,268

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	177	$181,112
Series 2006-S9, Class A1
6.250%	09/25/36	125	118,930
Series 2006-S12, Class 2A2
6.000%	12/25/36	137	132,495
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.269%(c)	09/20/34	404	391,260
Series 2013-4, Class A1
2.325%(c)	04/25/43	192	181,282
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	107	107,036
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	101	101,163
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	79	79,161
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	382	381,834
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	100,547
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	159,877
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	100,763
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,119,610
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,088,831
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.357%(c)	06/25/34	71	70,700
Series 2004-9XS, Class A
0.569%(c)	07/25/34	1,343	1,292,848
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.916%(c)	03/19/34	1,102	1,052,258
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.525%(c)	06/25/33	128	131,025
Series 2003-26A, Class 3A5
2.456%(c)	09/25/33	467	465,300
Series 2003-29, Class 1A1
4.750%	09/25/18	90	91,623
Series 2003-32, Class 5A1
5.851%(c)	11/25/33	119	124,147
Series 2004-7, Class 2A1
5.513%(c)	05/25/24	152	156,200
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.939%(c)	09/25/44	512	492,134
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	288	331,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.469%(c)	05/25/33	385	$391,113
Series 2003-S1, Class A5
5.500%	04/25/33	297	307,559
Series 2004-S3, Class 3A2
6.000%	07/25/34	395	415,400
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.649%(c)	09/25/35	46	34,887
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
0.874%(c)	10/25/35	100	91,035
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.499%(c)	02/25/34	68	68,044
Series 2004-EE, Class 2A2
2.714%(c)	12/25/34	346	352,262
Series 2004-O, Class A1
2.738%(c)	08/25/34	190	189,440
Series 2005-16, Class A8
5.750%	01/25/36	25	26,310
Series 2005-AR3, Class 1A1
2.731%(c)	03/25/35	1,782	1,795,534
Series 2005-AR9, Class 3A1
2.690%(c)	06/25/34	264	267,012
Series 2006-11, Class A8
6.000%	09/25/36	93	88,401
Series 2006-17, Class A1
5.500%	11/25/21	49	50,005
Series 2007-3, Class 3A1
5.500%	04/25/22	9	9,280
Series 2007-7, Class A49
6.000%	06/25/37	293	294,164
Series 2007-8, Class 2A8
6.000%	07/25/37	192	188,758
Series 2007-11, Class A85
6.000%	08/25/37	232	226,707
Series 2007-11, Class A96
6.000%	08/25/37	28	27,370

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $163,611,020)			169,249,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Fannie Mae Principal Strip, Notes, MTN, PO
3.415%(s)	05/15/30	1,750	1,077,839
Federal Home Loan Mortgage Corp.
2.320%(c)	10/01/36	123	130,469
3.000%	12/01/42	2,562	2,600,812
3.500%	09/01/32-04/01/33	6,850	7,217,637
4.000%	02/01/26-10/01/42	3,550	3,821,643
5.000%	11/01/23	438	456,256
5.500%	12/01/24-06/01/35	1,688	1,850,635
6.000%	12/01/23-12/01/36	1,494	1,684,054
6.500%	10/01/22-05/01/37	1,478	1,703,878
7.000%	09/01/36-11/01/37	838	945,952

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
8.000%	02/01/38	100	$110,771
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,466,747
1.735%	05/01/20	1,820	1,836,316
1.770%	02/01/20	2,463	2,495,820
2.010%	06/01/20	2,000	2,035,507
2.140%	04/01/19	1,652	1,695,997
2.180%	07/01/20	1,853	1,903,059
2.330%	01/01/23	1,936	1,955,579
2.340%	12/01/22	2,247	2,271,769
2.350%	05/01/23	1,428	1,440,643
2.370%	12/01/22	1,551	1,569,604
2.390%	12/01/22	2,102	2,149,003
2.480%	02/01/25	2,055	2,047,465
2.490%	10/01/17	918	940,007
2.520%	05/01/23	2,000	2,033,955
2.570%	03/01/23	1,958	2,005,376
2.666%	12/01/22	1,711	1,747,443
2.710%	10/01/22	2,177	2,181,458
2.730%	04/01/25	3,200	3,191,656
2.750%	03/01/22	1,259	1,302,584
2.820%	12/01/24	2,172	2,210,533
2.900%	12/01/24	3,600	3,677,607
2.960%	04/01/22	1,884	1,972,250
3.000%	TBA	440	444,984
3.025%	08/01/29	1,513	1,596,319
3.030%	12/01/21	1,712	1,799,530
3.070%	02/01/25	2,565	2,638,496
3.380%	01/01/18	1,430	1,491,275
3.416%	10/01/20	1,111	1,193,811
3.440%	11/01/23	2,382	2,545,565
3.450%	01/01/24	2,505	2,679,144
3.460%(s)	06/01/17	1,675	1,655,634
3.500%	07/01/32-08/01/43	23,559	24,742,233
3.590%	10/01/20	1,358	1,464,390
3.690%	11/01/23	1,345	1,459,224
3.743%	06/01/18	1,639	1,737,018
3.760%	03/01/24	2,745	2,979,148
3.810%	01/01/19	1,264	1,354,727
3.885%	08/01/25	1,850	2,034,405
4.000%	07/01/42-07/01/43	10,407	11,254,339
4.010%	08/01/21	1,666	1,830,301
4.340%	04/01/20	1,786	1,972,168
4.500%	04/01/44	3,960	4,389,157
4.506%	06/01/19	2,530	2,709,757
5.000%	12/01/19-10/01/39	3,409	3,719,985
5.500%	01/01/19-01/01/38	856	939,481
6.000%	09/01/19-08/01/37	3,672	4,123,713
6.283%(c)	09/01/37	132	138,712
6.500%	09/01/22-10/01/38	1,165	1,324,469
7.000%	05/01/17-04/01/37	170	195,861
8.000%	12/01/36	1,142	1,412,202
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19	1,500	1,426,224
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41	3,644	4,183,645
6.500%	10/15/23-12/20/40	2,266	2,661,909
7.000%	10/20/38-12/20/38	603	735,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
7.500%	01/20/35		285	$349,961
8.000%	05/20/32		701	833,313
Residual Funding Corp., Sr. Unsec’d. Notes, PO
3.577%(s)	07/15/20		2,400	2,207,993
Tennessee Valley Authority
4.875%	01/15/48		885	1,032,914
5.880%	04/01/36		3,430	4,507,253
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	604,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $166,170,173)				170,099,526

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
3.000%	11/15/44		3,300	3,369,868
4.500%	02/15/36		10,100	13,243,362
5.500%	08/15/28		4,750	6,473,979
U.S. Treasury Notes
0.375%	11/15/15-02/15/16		14,000	14,008,981
0.375%	01/31/16	(k)	13,699	13,711,850
1.625%	08/15/22		5,200	5,155,987
2.250%	11/15/24		17,000	17,317,866
3.125%	05/15/21	(k)	90	97,591
4.250%	11/15/17		2,000	2,149,480
8.125%	05/15/21		2,000	2,710,104
8.750%	08/15/20		2,500	3,369,400
U.S. Treasury Strip Coupon
1.372%(s)	11/15/19		10,000	9,477,330
1.376%(s)	02/15/18		5,000	4,903,985
1.466%(s)	11/15/17		5,000	4,921,555
1.853%(s)	11/15/27		2,850	2,123,287
1.860%(s)	02/15/20	(a)	7,000	6,597,794
1.930%(s)	08/15/23		815	695,543
2.040%(s)	05/15/21		3,200	2,913,542
2.401%(s)	02/15/22		2,825	2,523,660
2.494%(s)	11/15/28		3,000	2,158,641
2.595%(s)	11/15/26		1,800	1,384,443
2.607%(s)	05/15/28		16,085	11,775,619
2.660%(s)	05/15/20		10,084	9,423,922
2.666%(s)	02/15/23		13,795	11,973,591
2.700%(s)	02/15/29		10,395	7,421,656
2.707%(s)	05/15/23		2,880	2,480,172
2.749%(s)	08/15/20		6,500	6,053,346
2.809%(s)	05/15/33		2,500	1,544,260
3.382%(s)	05/15/31		3,335	2,204,845
3.428%(s)	08/15/17		5,000	4,938,880
4.165%(s)	02/15/30		4,000	2,760,016
4.357%(s)	11/15/29		3,000	2,086,467
4.843%(s)	11/15/32		1,900	1,194,017
9.932%(s)	08/15/18		2,500	2,433,105

TOTAL U.S. TREASURY OBLIGATIONS (cost $180,762,277)				185,598,144

TOTAL LONG-TERM INVESTMENTS (cost $2,287,674,258)				2,312,610,187

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 16.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $405,205,945; includes $114,505,533 of cash collateral for securities on loan)(b)(w)		405,205,945	$405,205,945

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
0.003%	01/07/16	8,200	8,199,861
0.008%	11/12/15(a)(h)(k)	5,000	4,999,847
0.012%	12/17/15	4,500	4,500,144
0.026%	11/12/15(h)(k)	15	15,000
0.040%	12/17/15	4,400	4,400,141
0.060%	11/12/15(h)(k)	30	29,999
0.064%	11/12/15(h)(k)	839	838,974
0.091%	01/21/16(h)(k)	375	374,985
0.102%	01/14/16	13,300	13,299,707
0.191%	04/28/16(k)	200	199,923
0.211%	04/28/16(k)	25	24,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,878,384)			36,883,571

		Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
EuroDollar Futures,
expiring 09/19/16, Strike Price $97.75		EUR 35	87
expiring 12/24/16, Strike Price $98.00		EUR 43	956
EuroDollar Mid-Curve option,
expiring 12/21/15, Strike Price $98.75		EUR 548	1,369

			2,412

TOTAL OPTIONS PURCHASED (cost $113,042)			2,412

TOTAL SHORT-TERM INVESTMENTS (cost $442,197,371)			442,091,928

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.2% (cost $2,729,871,629)			2,754,702,115

	Shares	Value
SECURITIES SOLD SHORT(q) — (3.6)%
COMMON STOCKS — (3.6)%
Aerospace & Defense
Boeing Co. (The)	4,461	$(584,168)
Hexcel Corp.	14,000	(628,040)

		(1,212,208)

Airlines
American Airlines Group, Inc.	5,813	(225,719)

Auto Components — (0.1)%
Autoliv, Inc. (Sweden)	6,854	(747,155)
BorgWarner, Inc.	15,614	(649,386)
Johnson Controls, Inc.	4,196	(173,547)

		(1,570,088)

Automobiles
General Motors Co.	19,045	(571,731)

Banks — (0.2)%
Associated Banc-Corp.	20,144	(361,988)
Bank of Hawaii Corp.	6,385	(405,384)
CIT Group, Inc.	6,327	(253,270)
Citizens Financial Group, Inc.	24,747	(590,463)
First Niagara Financial Group, Inc.	23,819	(243,192)
FirstMerit Corp.	16,432	(290,353)
People’s United Financial, Inc.	35,371	(556,386)
PNC Financial Services Group, Inc. (The)	6,274	(559,641)
U.S. Bancorp	19,160	(785,752)
UMB Financial Corp.	4,595	(233,472)
Umpqua Holdings Corp.	28,500	(464,550)
Valley National Bancorp	23,730	(233,503)

		(4,977,954)

Beverages
Brown-Forman Corp. (Class B Stock)	7,116	(689,540)

Biotechnology — (0.1)%
Alkermes PLC*	13,974	(819,855)
Amgen, Inc.	5,574	(770,996)
Cepheid*	2,400	(108,480)
Isis Pharmaceuticals, Inc.*	8,786	(355,130)

		(2,054,461)

Capital Markets — (0.1)%
Federated Investors, Inc. (Class B Stock)	8,032	(232,125)
Franklin Resources, Inc.	26,968	(1,004,828)
T. Rowe Price Group, Inc.	6,094	(423,533)
TD Ameritrade Holding Corp.	3,671	(116,885)

		(1,777,371)

Chemicals — (0.1)%
FMC Corp.	1,489	(50,492)
LyondellBasell Industries NV (Class A Stock)	11,740	(978,646)
Praxair, Inc.	5,595	(569,907)
Westlake Chemical Corp.	4,265	(221,311)

		(1,820,356)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	22,758	(680,464)
Republic Services, Inc.	6,300	(259,560)
Stericycle, Inc.*	8,100	(1,128,411)
Waste Connections, Inc.	1,900	(92,302)

		(2,160,737)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Communications Equipment — (0.1)%
Cisco Systems, Inc.	20,734	$(544,268)
Juniper Networks, Inc.	6,834	(175,702)
ViaSat, Inc.*	8,500	(546,465)
Viavi Solutions, Inc.*	27,800	(149,286)

		(1,415,721)

Construction & Engineering
Quanta Services, Inc.*	19,200	(464,832)

Containers & Packaging
Ball Corp.	2,812	(174,906)
Greif, Inc. (Class A Stock)	3,461	(110,441)
Owens-Illinois, Inc.*	8,182	(169,531)
Packaging Corp. of America	1,888	(113,582)
Sonoco Products Co.	2,937	(110,842)

		(679,302)

Diversified Telecommunication Services — (0.1)%
Verizon Communications, Inc.	43,421	(1,889,248)

Electric Utilities — (0.1)%
Duke Energy Corp.	19,722	(1,418,801)
Entergy Corp.	3,769	(245,362)
OGE Energy Corp.	12,600	(344,736)
Southern Co. (The)	22,852	(1,021,484)

		(3,030,383)

Electrical Equipment
Rockwell Automation, Inc.	8,218	(833,880)
SolarCity Corp.*	7,300	(311,783)

		(1,145,663)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	9,900	(504,504)
Dolby Laboratories, Inc. (Class A Stock)	13,600	(443,360)
FLIR Systems, Inc.	17,100	(478,629)
Knowles Corp.*	22,800	(420,204)
National Instruments Corp.	23,500	(653,065)
Trimble Navigation Ltd.*	25,500	(418,710)

		(2,918,472)

Energy Equipment & Services
Ensco PLC (Class A Stock)	12,617	(177,647)
FMC Technologies, Inc.*	5,336	(165,416)
Halliburton Co.	6,841	(241,829)
Tenaris SA (Luxembourg), ADR	3,123	(75,296)
Weatherford International PLC*	47,327	(401,333)

		(1,061,521)

Food & Staples Retailing — (0.1)%
CVS Health Corp.	6,416	(619,016)
Sysco Corp.	20,170	(786,025)
United Natural Foods, Inc.*	3,790	(183,853)
Wal-Mart Stores, Inc.	13,311	(863,085)
Whole Foods Market, Inc.	32,510	(1,028,942)

		(3,480,921)

Food Products — (0.1)%
General Mills, Inc.	11,597	(650,940)
Hershey Co. (The)	4,900	(450,212)
Kellogg Co.	11,991	(798,001)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)	14,973	$(1,056,794)
McCormick & Co. Inc.	7,400	(608,132)

		(3,564,079)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	23,268	(764,354)
Becton, Dickinson and Co.	2,167	(287,474)
Cooper Cos., Inc. (The)	1,100	(163,746)
Medtronic PLC	15,629	(1,046,205)
St. Jude Medical, Inc.	4,504	(284,157)
Zimmer Biomet Holdings, Inc.	1,260	(118,352)

		(2,664,288)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	8,600	(569,922)
AmerisourceBergen Corp.	1,882	(178,771)
Brookdale Senior Living, Inc.*	4,900	(112,504)
DaVita HealthCare Partners, Inc.*	2,260	(163,466)
HCA Holdings, Inc.*	1,993	(154,178)
Laboratory Corp. of America Holdings*	944	(102,396)
Quest Diagnostics, Inc.	839	(51,573)
Team Health Holdings, Inc.*	16,800	(907,704)
Tenet Healthcare Corp.*	7,959	(293,846)
Universal Health Services, Inc. (Class B Stock)	420	(52,420)

		(2,586,780)

Health Care Technology
athenahealth, Inc.*	4,500	(600,075)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	17,200	(509,808)
Choice Hotels International, Inc.	6,074	(289,426)
Darden Restaurants, Inc.	7,443	(510,143)
Hyatt Hotels Corp. (Class A Stock)*	12,457	(586,725)
Marriott International, Inc. (Class A Stock)	10,123	(690,389)
McDonald’s Corp.	4,054	(399,441)
Starwood Hotels & Resorts Worldwide, Inc.	5,707	(379,401)
Yum! Brands, Inc.	1,786	(142,791)

		(3,508,124)

Household Durables
Garmin Ltd. (Switzerland)	3,252	(116,682)
Lennar Corp. (Class A Stock)	7,600	(365,788)

		(482,470)

Household Products
Church & Dwight Co., Inc.	6,658	(558,606)

Industrial Conglomerates — (0.1)%
3M Co.	3,711	(526,108)
General Electric Co.	32,964	(831,352)

		(1,357,460)

Insurance — (0.1)%
Aflac, Inc.	5,656	(328,783)
Aon PLC	6,889	(610,434)
Arch Capital Group Ltd.*	3,640	(267,431)
Axis Capital Holdings Ltd.	6,398	(343,701)
Principal Financial Group, Inc.	2,308	(109,261)
Progressive Corp. (The)	15,032	(460,580)
Torchmark Corp.	4,898	(276,247)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	2,182	$(217,174)
W.R. Berkley Corp.	18,226	(990,948)

		(3,604,559)

Internet & Catalog Retail
Groupon, Inc.*	69,967	(228,092)
Netflix, Inc.*	6,531	(674,391)

		(902,483)

Internet Software & Services — (0.1)%
eBay, Inc.*	39,228	(958,732)
GrubHub, Inc.*	4,091	(99,575)
LinkedIn Corp. (Class A Stock)*	2,324	(441,862)
Pandora Media, Inc.*	10,100	(215,534)
Zillow Group, Inc. (Class A Stock)*	4,800	(137,904)
Zillow Group, Inc. (Class C Stock)*	9,600	(259,200)

		(2,112,807)

IT Services — (0.1)%
Fidelity National Information Services, Inc.	8,700	(583,596)
International Business Machines Corp.	8,517	(1,234,709)
Paychex, Inc.	17,200	(819,236)
VeriFone Systems, Inc.*	16,627	(461,067)

		(3,098,608)

Leisure Products — (0.1)%
Mattel, Inc.	59,794	(1,259,262)
Polaris Industries, Inc.	4,800	(575,376)

		(1,834,638)

Machinery — (0.1)%
Caterpillar, Inc.	3,962	(258,956)
Deere & Co.	6,608	(488,992)
Donaldson Co., Inc.	8,048	(225,988)
Illinois Tool Works, Inc.	7,594	(625,062)
Oshkosh Corp.	2,000	(72,660)

		(1,671,658)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	2,225	(162,803)
Discovery Communications, Inc. (Class A Stock)*	23,682	(616,442)
Interpublic Group of Cos., Inc. (The)	39,021	(746,472)
News Corp. (Class A Stock)	33,695	(425,231)
Omnicom Group, Inc.	8,430	(555,537)
Scripps Networks Interactive, Inc. (Class A Stock)	12,487	(614,236)
Viacom, Inc. (Class B Stock)	2,745	(118,447)

		(3,239,168)

Metals & Mining
AK Steel Holding Corp.*	28,628	(68,993)
Freeport-McMoRan, Inc.	45,059	(436,622)

		(505,615)

Multiline Retail — (0.1)%
Dollar Tree, Inc.*	4,196	(279,705)
Kohl’s Corp.	17,388	(805,238)
Macy’s, Inc.	6,530	(335,120)

		(1,420,063)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Multi-Utilities — (0.1)%
Ameren Corp.	9,158	$(387,109)
Dominion Resources, Inc.	12,112	(852,443)
NiSource, Inc.	10,900	(202,195)
SCANA Corp.	7,842	(441,191)

		(1,882,938)

Oil, Gas & Consumable Fuels — (0.1)%
Cabot Oil & Gas Corp.	11,200	(244,832)
ConocoPhillips	4,436	(212,751)
CONSOL Energy, Inc.	3,300	(32,340)
Enbridge, Inc. (Canada)	3,185	(118,259)
Hess Corp.	5,664	(283,540)
Kinder Morgan, Inc.	9,822	(271,873)
QEP Resources, Inc.	10,188	(127,656)
Range Resources Corp.	4,300	(138,116)
Spectra Energy Corp.	13,207	(346,948)

		(1,776,315)

Paper & Forest Products
Domtar Corp.	1,501	(53,661)
International Paper Co.	5,788	(218,729)

		(272,390)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,900	(718,052)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	14,025	(763,100)
Johnson & Johnson	16,195	(1,511,803)
Merck & Co., Inc.	28,720	(1,418,481)

		(3,693,384)

Professional Services
Nielsen Holdings PLC	3,011	(133,899)

Real Estate Investment Trusts (REITs) — (0.1)%
Crown Castle International Corp.	5,192	(409,493)
Digital Realty Trust, Inc.	4,380	(286,102)
Federal Realty Investment Trust	1,222	(166,742)
Healthcare Trust of America, Inc. (Class A Stock)	7,420	(181,864)
Medical Properties Trust, Inc.	43,666	(482,946)
Tanger Factory Outlet Centers, Inc.	7,936	(261,650)
Ventas, Inc.	14,219	(797,117)
Welltower, Inc.	6,423	(434,966)
Weyerhaeuser Co.	8,600	(235,124)

		(3,256,004)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)* .	3,400	(200,872)
Heartland Express, Inc.	42,779	(853,013)
Kansas City Southern	2,000	(181,760)
Knight Transportation, Inc.	10,695	(256,680)
Werner Enterprises, Inc.	14,625	(367,088)

		(1,859,413)

Semiconductors & Semiconductor Equipment — (0.3)%
Altera Corp.	7,890	(395,131)
Applied Materials, Inc.	28,846	(423,748)
Atmel Corp.	14,785	(119,315)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cree, Inc.*	15,100	$(365,873)
Intel Corp.	62,023	(1,869,373)
Linear Technology Corp.	31,118	(1,255,611)
Maxim Integrated Products, Inc.	6,713	(224,214)
Microchip Technology, Inc.	3,126	(134,699)
Micron Technology, Inc.*	32,644	(489,007)
NVIDIA Corp.	20,273	(499,729)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	50,581	(1,049,556)
Xilinx, Inc.	3,127	(132,585)

		(6,958,841)

Software — (0.1)%
Intuit, Inc.	1,364	(121,055)
NetSuite, Inc.*	4,000	(335,600)
Oracle Corp.	17,584	(635,134)
SAP SE (Germany), ADR	9,240	(598,660)
Ultimate Software Group, Inc., (The)*	2,000	(358,020)

		(2,048,469)

Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.*	16,940	(965,919)
Cabela’s, Inc.*	11,900	(542,640)
CarMax, Inc.*	6,900	(409,308)
Restoration Hardware Holdings, Inc.*	2,900	(270,599)
Signet Jewelers Ltd. (Bermuda)	2,100	(285,873)
Tiffany & Co.	4,697	(362,702)
Urban Outfitters, Inc.*	13,400	(393,692)

		(3,230,733)

Technology Hardware, Storage & Peripherals — (0.1)%
SanDisk Corp.	6,441	(349,940)
Seagate Technology PLC	15,587	(698,298)
Stratasys Ltd.*	11,100	(294,039)

		(1,342,277)

Textiles, Apparel & Luxury Goods
Kate Spade & Co.*	26,600	(508,326)
PVH Corp.	853	(86,955)

		(595,281)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	38,005	(1,391,363)
WW Grainger, Inc.	4,334	(931,853)

		(2,323,216)

Wireless Telecommunication Services
Sprint Corp.*	115,800	(444,672)

TOTAL COMMON STOCKS
(proceeds received $103,599,964)		(97,393,593)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATION — SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	$(52,046)
(proceeds received $51,992)

TOTAL SECURITIES SOLD SHORT (proceeds received $103,651,956)			(97,445,639)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.6% (cost $2,626,219,673)			2,657,256,476
Other assets in excess of liabilities(x) — 0.4%			10,970,128

NET ASSETS — 100.0%			$2,668,226,604

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,452,501; cash collateral of $114,505,533 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2015.
(q)

The aggregate value of securities sold short is $97,445,639 Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $115,682,789, exceeds the value of securities sold short as of September 30, 2015. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $40,721,408.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Financial futures contracts outstanding at September 30, 2015:
Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)

Long Positions:
88	2 Year U.S. Treasury Notes	Dec. 2015	$19,267,484	$19,274,750	$7,266
63	5 Year U.S. Treasury Notes	Dec. 2015	7,574,023	7,592,484	18,461
666	10 Year Australian Treasury Bonds	Dec. 2015	458,849,043	459,292,581	443,538
424	10 Year U.S. Treasury Notes	Dec. 2015	54,199,125	54,583,375	384,250
155	20 Year U.S. Treasury Bonds	Dec. 2015	24,302,258	24,388,281	86,023
41	E-Mini Health Care Select Sector	Dec. 2015	2,721,990	2,718,710	(3,280)
958	Euro STOXX 50	Dec. 2015	33,849,966	33,088,376	(761,590)
12	Russell 2000 Mini Index	Dec. 2015	1,316,450	1,315,080	(1,370)
157	S&P 500 E-Mini	Dec. 2015	14,984,863	14,983,295	(1,568)
279	TOPIX Index	Dec. 2015	33,925,845	32,826,950	(1,098,895)

					(927,165)

Short Positions:
17	90 Day Euro Dollar	Dec. 2015	4,208,350	4,232,363	(24,013)
2	2 Year U.S. Treasury Notes	Dec. 2015	438,125	438,063	62
413	5 Year U.S. Treasury Notes	Dec. 2015	49,510,500	49,772,953	(262,453)
398	10 Year Canadian Government Bonds	Dec. 2015	42,910,633	42,287,314	623,319
236	10 Year U.S. Treasury Notes	Dec. 2015	30,127,593	30,381,312	(253,719)
186	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	29,792,586	29,835,563	(42,977)
57	E-Mini Consumer Staples Select Sector	Dec. 2015	2,657,910	2,692,110	(34,200)
210	Euro STOXX 50	Dec. 2015	7,504,274	7,253,193	251,081
276	FTSE 100 Index.	Dec. 2015	25,447,205	25,128,295	318,910
87	Mini MSCI Emerging Markets Index	Dec. 2015	3,493,485	3,441,285	52,200
105	NASDAQ 100 E-Mini Index	Dec. 2015	8,968,780	8,742,300	226,480
183	Nikkei 225 Index	Dec. 2015	13,648,918	13,343,829	305,089
193	S&P 500 E-Mini	Dec. 2015	18,760,713	18,418,955	341,758
109	S&P/TSX 60 Index	Dec. 2015	12,814,248	12,741,851	72,397

					1,573,934

					$646,769

(1) Cash of $5,771,000 and U.S. Treasury Securities with a combined market value of $11,980,985 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/09/15	Goldman Sachs & Co.	AUD	5,210	$3,797,687	$3,648,945	$(148,742)
Expiring 12/15/15	Goldman Sachs & Co.	AUD	539	383,997	376,543	(7,454)
Expiring 12/15/15	UBS AG	AUD	140	106,452	97,859	(8,593)
Expiring 12/15/15	Westminster Research Associates LLC	AUD	5,926	4,089,601	4,141,906	52,305
British Pound,
Expiring 10/02/15	State Street Bank	GBP	22	34,825	33,945	(880)
Expiring 11/09/15	Societe Generale	GBP	422	661,824	638,037	(23,787)
Expiring 12/15/15	Goldman Sachs & Co.	GBP	508	771,011	768,037	(2,974)
Expiring 12/15/15	Societe Generale	GBP	234	363,864	354,305	(9,559)
Canadian Dollar,
Expiring 12/15/15	Standard Chartered PLC	CAD	540	404,107	404,342	235
Danish Krone,
Expiring 11/09/15	Goldman Sachs & Co.	DKK	9,863	1,442,892	1,478,401	35,509
Euro,
Expiring 11/09/15	Goldman Sachs & Co.	EUR	6,264	6,833,558	7,004,338	170,780
Expiring 11/09/15	Goldman Sachs & Co.	EUR	933	1,033,917	1,043,584	9,667
Expiring 11/09/15	Goldman Sachs & Co.	EUR	510	570,794	569,831	(963)
Expiring 11/09/15	State Street Bank	EUR	341	382,164	381,584	(580)
Expiring 12/15/15	Standard Chartered PLC	EUR	2,910	3,253,242	3,255,682	2,440
Japanese Yen,
Expiring 11/09/15	BNP Paribas	JPY	100,910	838,031	841,577	3,546
Expiring 11/09/15	Goldman Sachs & Co.	JPY	43,980	366,376	366,790	414
Expiring 11/09/15	Standard Chartered PLC	JPY	66,558	551,805	555,084	3,279
Expiring 11/09/15	State Street Bank	JPY	35,546	295,983	296,449	466
Expiring 12/15/15	Deutsche Bank AG	JPY	709,499	5,964,869	5,922,475	(42,394)
Expiring 12/15/15	Goldman Sachs & Co.	JPY	514,670	4,276,080	4,296,158	20,078
Expiring 12/15/15	Merriman Capital, Inc.	JPY	63,980	530,203	534,068	3,865
Expiring 12/15/15	Morgan Stanley	JPY	148,629	1,238,574	1,240,665	2,091
Expiring 12/15/15	Royal Bank of Scotland Group PLC	JPY	88,045	737,042	734,950	(2,092)
New Zealand Dollar,
Expiring 12/15/15	Westpac Banking Corp.	NZD	150	104,556	95,361	(9,195)
Singapore Dollar,
Expiring 11/09/15	Goldman Sachs & Co.	SGD	3,092	2,240,649	2,170,004	(70,645)
South African Rand,
Expiring 12/15/15	Standard Chartered PLC	ZAR	145,275	10,274,886	10,339,489	64,603
Swedish Krona,
Expiring 11/09/15	Goldman Sachs & Co.	SEK	18,581	2,132,453	2,222,016	89,563
Swiss Franc,
Expiring 11/09/15	Credit Suisse First Boston Corp.	CHF	657	680,620	674,937	(5,683)
Expiring 11/09/15	Deutsche Bank AG	CHF	314	320,275	322,896	2,621
Expiring 11/09/15	Royal Bank of Canada	CHF	1,357	1,407,314	1,394,450	(12,864)
Expiring 11/09/15	Standard Chartered PLC	CHF	1,683	1,722,324	1,729,512	7,188

				$57,811,975	$57,934,220	$122,245

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/15/15	Barclays Capital Group	AUD	24,720	$17,232,264	$17,278,715	$(46,451)
Expiring 12/15/15	Westpac Banking Corp.	AUD	140	105,869	97,859	8,010
British Pound,
Expiring 11/09/15	BNP Paribas	GBP	6,466	10,091,118	9,779,208	311,910
Expiring 11/09/15	BNP Paribas	GBP	435	660,723	657,852	2,871

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/09/15	Citigroup Global Markets	GBP	284	$444,703	$429,046	$15,657
Expiring 11/09/15	Standard Chartered PLC	GBP	1,188	1,808,564	1,796,660	11,904
Expiring 12/15/15	BNP Paribas	GBP	976	1,499,233	1,476,071	23,162
Expiring 12/15/15	Societe Generale	GBP	835	1,274,450	1,262,185	12,265
Expiring 12/15/15	Standard Chartered PLC	GBP	9,029	13,788,982	13,653,931	135,051
Canadian Dollar,
Expiring 10/16/15	Standard Chartered PLC	CAD	67	50,245	49,882	363
Expiring 12/15/15	Standard Chartered PLC	CAD	2,922	2,203,016	2,189,108	13,908
Danish Krone,
Expiring 12/15/15	Deutsche Bank AG	DKK	4,073	613,028	611,123	1,905
Expiring 12/15/15	Hong Kong & Shanghai Bank	DKK	4,900	738,683	735,245	3,438
Euro,
Expiring 11/09/15	BNP Paribas	EUR	626	707,351	699,806	7,545
Expiring 11/09/15	Citigroup Global Markets	EUR	540	592,652	603,257	(10,605)
Expiring 11/09/15	Merriman Capital, Inc.	EUR	444	497,326	496,551	775
Expiring 11/09/15	Royal Bank of Canada	EUR	1,455	1,597,657	1,626,463	(28,806)
Expiring 11/09/15	Societe Generale	EUR	579	661,824	646,922	14,902
Expiring 12/15/15	State Street Bank	EUR	13,042	14,660,979	14,592,504	68,475
Hong Kong Dollar,
Expiring 12/15/15	UBS AG	HKD	10,317	1,331,087	1,331,149	(62)
Japanese Yen,
Expiring 11/09/15	Goldman Sachs & Co.	JPY	36,424	292,186	303,775	(11,589)
Expiring 11/09/15	Hong Kong & Shanghai Bank	JPY	38,332	318,608	319,686	(1,078)
Expiring 12/15/15	Standard Chartered PLC	JPY	1,992,233	16,582,271	16,629,980	(47,709)
Expiring 12/15/15	Standard Chartered PLC	JPY	61,262	510,796	511,383	(587)
Expiring 12/15/15	Westminster Research Associates LLC	JPY	89,727	743,181	748,990	(5,809)
New Zealand Dollar,
Expiring 12/15/15	UBS AG	NZD	150	100,383	95,361	5,022
Norwegian Krone,
Expiring 11/09/15	Goldman Sachs & Co.	NOK	3,631	438,258	426,235	12,023
Expiring 12/15/15	Morgan Stanley	NOK	17,448	2,108,132	2,047,005	61,127
Singapore Dollar,
Expiring 03/15/16	Morgan Stanley	SGD	450	315,673	314,600	1,073
South African Rand,
Expiring 12/15/15	BNP Paribas	ZAR	20,398	1,438,484	1,451,730	(13,246)
Expiring 12/15/15	Deutsche Bank AG	ZAR	238,270	17,234,939	16,958,124	276,815
South Korean Won,
Expiring 12/15/15	Hong Kong & Shanghai Bank	KRW	4,873,696	4,063,445	4,101,724	(38,279)
Expiring 12/15/15	Morgan Stanley	KRW	10,956,377	9,169,284	9,220,936	(51,652)
Swiss Franc,
Expiring 11/09/15	Deutsche Bank AG	CHF	4,469	4,560,650	4,591,756	(31,106)

				$128,436,044	$127,734,822	701,222

						$823,467

Cross currency exchange contracts outstanding at September 30, 2015:

			Notional			Unrealized
			Amount		In Exchange	Appreciation
Settlement	Type		(000)		for (000)	(Depreciation)	Counterparty
OTC cross currency exchange contracts:
11/09/15	Buy	EUR	419	GBP	304	$9,236	Royal Bank of Scotland Group PLC
11/09/15	Buy	GBP	422	EUR	579	(8,885)	Societe Generale

						$351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
546	12/06/18	1.541%	3 Month LIBOR	(1)	$—	$(9,168)	$(9,168)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(195,781)	$—	$(195,781)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(93,975)	—	(93,975)	Morgan Stanley Capital Services, Inc.

				$(289,756)	$—	$(289,756)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	9.453%	$(2,518)	$(2,528)	$10	Goldman Sachs & Co.
Republic of Venezuela	06/20/16	5.000%	160	67.409%	(53,311)	(59,222)	5,911	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	190	74.043%	(84,521)	(90,276)	5,755	Credit Suisse First Boston Corp.
Republic of Venezuela	09/20/16	5.000%	100	74.043%	(44,485)	(45,028)	543	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(18,028)	(4,214)	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(25,521)	3,279	BNP Paribas
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(22,778)	536	Credit Suisse First Boston Corp.
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(23,757)	1,515	Credit Suisse First Boston Corp.
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(23,757)	1,515	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(32,943)	(23,521)	(9,422)	Goldman Sachs & Co.
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,242)	(24,921)	2,679	UBS AG
Republic of Venezuela	09/20/16	5.000%	50	74.043%	(22,249)	(25,946)	3,697	UBS AG
Republic of Venezuela	09/20/16	5.000%	20	74.043%	(8,900)	(9,011)	111	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	90	74.645%	(51,714)	(44,563)	(7,151)	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	74.645%	(28,730)	(24,153)	(4,577)	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	74.645%	(28,730)	(26,750)	(1,980)	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	74.645%	(28,730)	(27,000)	(1,730)	Goldman Sachs & Co.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
Republic of Venezuela	06/20/17	5.000%	50	74.645%	$(28,737)	$(24,653)	$(4,084)	Goldman Sachs & Co.
Republic of Venezuela	12/20/19	5.000%	80	66.408%	(52,138)	(47,133)	(5,005)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	66.408%	(52,149)	(50,411)	(1,738)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	80	66.408%	(52,368)	(50,878)	(1,490)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	66.408%	(26,063)	(25,006)	(1,057)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	40	66.408%	(26,074)	(24,117)	(1,957)	Deutsche Bank AG
Republic of Venezuela	12/20/19	5.000%	32	66.408%	(20,806)	(15,827)	(4,979)	Barclays Capital Group
Republic of Venezuela	12/20/19	5.000%	16	66.408%	(10,427)	(9,609)	(818)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	130	65.987%	(85,090)	(83,435)	(1,655)	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	90	65.987%	(58,909)	(57,525)	(1,384)	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	50	65.987%	(32,713)	(32,403)	(310)	BNP Paribas
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,171)	(26,683)	512	Bank of America
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(26,056)	(126)	Barclays Capital Group
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,171)	(24,100)	(2,071)	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(25,461)	(721)	Deutsche Bank AG
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,171)	(24,100)	(2,071)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(25,861)	(321)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(26,256)	74	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(25,867)	(315)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(26,067)	(115)	Goldman Sachs & Co.
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,171)	(26,578)	407	UBS AG
Republic of Venezuela	03/20/20	5.000%	40	65.987%	(26,182)	(26,628)	446	UBS AG
Republic of Venezuela	03/20/20	5.000%	20	65.987%	(13,091)	(12,878)	(213)	UBS AG
Republic of Venezuela	03/20/20	5.000%	10	65.987%	(6,545)	(6,365)	(180)	UBS AG
Sears Roebuck	03/20/16	5.000%	70	7.192%	(606)	(9,469)	8,863	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%	60	0.540%	1,357	(4,817)	6,174	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	0.540%	679	(2,829)	3,508	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	0.540%	679	(3,458)	4,137	Credit Suisse First Boston Corp.

					$(1,271,242)	$(1,261,230)	$(10,012)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
ITRX.X22.V1	12/20/19	5.000%	EUR 1,555	$106,000	$88,155	$(17,845)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Ally Financial Corp.	03/20/17	5.000%	62	1.214%	$(3,449)	$(4,879)	$1,430	Barclays Capital Group
Ally Financial Corp.	03/20/17	5.000%	25	1.214%	(1,415)	(2,320)	905	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	1.438%	(6,942)	(9,724)	2,782	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	1.438%	(5,059)	(7,318)	2,259	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	1.438%	(3,944)	(5,208)	1,264	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	1.438%	(3,161)	(4,243)	1,082	Barclays Capital Group
CIT Group, Inc.	06/20/17	5.000%	40	1.427%	(3,015)	(4,033)	1,018	Barclays Capital Group
CIT Group, Inc.	06/20/17	5.000%	8	1.427%	(497)	(740)	243	Barclays Capital Group
First Data Corp.	09/20/17	5.000%	72	1.308%	(5,294)	(7,146)	1,852	Citigroup Global Markets
First Data Corp.	09/20/17	5.000%	18	1.308%	(1,326)	(1,851)	525	Goldman Sachs & Co.
Freeport-McMoran, Inc.	12/20/20	1.000%	140	6.645%	32,440	27,429	5,011	Citigroup Global Markets
Freeport-McMoran, Inc.	12/20/20	1.000%	90	6.645%	20,854	17,176	3,678	Morgan Stanley Capital Services, Inc.
Frontier Communications	06/20/17	5.000%	24	2.345%	(1,111)	(2,343)	1,232	Barclays Capital Group
iStar Financial, Inc.	09/20/16	5.000%	40	1.878%	(1,265)	(2,201)	936	Barclays Capital Group
Nabors Indistries, Inc.	12/20/20	1.000%	330	4.820%	56,217	44,323	11,894	Goldman Sachs & Co.
People’s Republic of China	12/20/20	1.000%	2,850	1.261%	35,962	24,577	11,385	BNP Paribas
Republic of Turkey	12/20/20	1.000%	2,610	3.096%	256,027	210,780	45,247	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%	100	1.762%	(6,424)	(7,954)	1,530	Barclays Capital Group
Sprint Communications, Inc.	12/20/20	5.000%	90	8.956%	13,259	4,662	8,597	Goldman Sachs & Co.
Staples, Inc.	12/20/20	1.000%	90	1.964%	4,220	3,354	866	Credit Suisse First Boston Corp.
Transocean, Inc.	12/20/20	1.000%	100	10.262%	33,403	31,834	1,569	Credit Suisse First Boston Corp.
Transocean, Inc.	12/20/20	1.000%	100	10.262%	33,403	32,595	808	Credit Suisse First Boston Corp.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
United Mexican States	12/20/20	1.000%	1,670	1.774%	$62,764	$34,491	$28,273	BNP Paribas
Weatherford International, Inc.	12/20/20	1.000%	190	5.721%	38,498	32,404	6,094	Credit Suisse First Boston Corp.

					$544,145	$403,665	$140,480

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$37,332	$56,176	$(18,844)	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	31,406	(8,916)	40,322	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	27,297	29,567	(2,270)	Bank of America
ABX.6.V2	05/25/46	0.110%	90	15,655	25,227	(9,572)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	12,942	13,151	(209)	Bank of America
CDX.EM.24.V1	12/20/20	1.000%	1,140	146,844	126,660	20,184	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	16,353	—	16,353	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	11,756	—	11,756	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	8,972	—	8,972	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	580	8,972	—	8,972	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(5,283)	—	(5,283)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	490	(5,283)	—	(5,283)	Goldman Sachs & Co.
CDX.IOS.11.V1	01/12/42	4.000%	450	4,852	—	4,852	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	4,852	—	4,852	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	4,852	—	4,852	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	4,744	—	4,744	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	4,636	—	4,636	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	4,744	—	4,744	Citigroup Global Markets
CDX.NA.HY.25.V1	12/20/20	5.000%	145	(35)	(174)	139	UBS AG
CDX.NA.IG.25.V1	12/20/20	1.000%	3,670	(13,126)	(13,317)	191	UBS AG
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	150,000	—	150,000	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	72,000	—	72,000	Morgan Stanley Capital Services, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,165	—	2,165	Barclays Capital Group

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2) (cont’d.):
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	$2,165	$—	$2,165	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,165	—	2,165	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,165	—	2,165	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	2,165	—	2,165	Morgan Stanley Capital Services, Inc.
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	304,500	—	304,500	Citigroup Global Markets

				$859,807	$228,374	$631,433

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.IG.23.V1	12/20/19	1.000%		3,660	$(61,839)	$(23,374)	$38,465
ITRX.X22.V1	12/20/19	1.000%	EUR	8,550	(179,174)	(98,056)	81,118
ITRX.X24.V1	12/20/20	1.000%	EUR	780	(9,063)	(4,483)	4,580

					$(250,076)	$(125,913)	$124,163

U.S. Treasury Securities with a combined market value of $224,993 have been segregated with UBS AG to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$895,355,538	$299,360,758	$54,444
Preferred Stocks	893,373	3,066,029	—
Rights	—	102	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	4,023,387	—
Residential Mortgage-Backed Securities	—	14,203,347	—
Bank Loans	—	9,489,197	—
Commercial Mortgage-Backed Securities	—	56,557,058	685,302
Convertible Bonds	—	5,013,534	—
Corporate Bonds	—	495,828,859	328,937
Foreign Government Bonds	—	1,357,535	—
Municipal Bonds	—	1,445,697	—
Residential Mortgage-Backed Securities	—	169,249,420	—
U.S. Government Agency Obligations	—	170,099,526	—
U.S. Treasury Obligations	—	222,481,715	—
Affiliated Money Market Mutual Fund	405,205,945	—	—
Options Purchased	2,412	—	—
Short Sales – Common Stocks	(97,393,593)	—	—
Short Sales – U.S. Government Agency Obligation	—	(52,046)	—
Other Financial Instruments*
Futures	646,769	—	—
OTC Forward Foreign Currency Contracts	—	823,467	—
OTC Cross Currency Exchange Contract	—	351	—
Exchange-traded interest rate swap	—	(9,168)	—
OTC credit default swaps	—	(157,046)	—
Exchange-traded credit default swaps	—	106,318	—

Total	$1,204,710,444	$1,452,888,040	$1,068,683

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 as categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(50,728)
Equity contracts	(332,886)
Foreign exchange contracts	823,818
Interest rate contracts	973,001

Total	$1,413,205

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.9%
COMMON STOCKS
Australia — 9.5%
APA Group	27,046	$163,235
APA Group, 144A(g)	3,506	21,160
Spotless Group Holdings Ltd.	81,746	123,870
Spotless Group Holdings Ltd., 144A(g)	17,691	26,807
Sydney Airport	45,525	191,332
Transurban Group	22,886	160,312

		686,716

Canada — 2.1%
Canadian Pacific Railway Ltd.	666	95,591
Enbridge, Inc.	1,545	57,366

		152,957

China — 2.6%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	93,682	101,325
China Merchants Holdings International Co. Ltd.	29,634	87,496

		188,821

France — 9.5%
Aeroports de Paris	979	111,117
Eiffage SA	2,019	124,897
Groupe Eurotunnel SE	22,179	302,179
Veolia Environnement SA	6,477	147,716

		685,909

Hong Kong — 1.5%
HKBN Ltd.*	77,440	89,633
HKBN Ltd., 144A*(g)	13,761	15,928

		105,561

Italy — 9.4%
Atlantia SpA	9,849	275,504
Enel SpA	36,453	162,654
Infrastrutture Wireless Italiane SpA*	12,276	60,314
Infrastrutture Wireless Italiane SpA, 144A*	5,610	27,563
Snam SpA	14,532	74,635
Telecom Italia SpA*	64,117	79,013

		679,683

Japan — 2.3%
East Japan Railway Co.	1,935	163,054

Mexico — 6.5%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	20,735	180,305
Infraestructura Energetica Nova SAB de CV(g)	34,168	139,866
Promotora y Operadora de Infraestructura SAB de CV*	13,732	150,440

		470,611

New Zealand — 1.1%
Contact Energy Ltd.	23,686	75,166

Spain — 8.3%
Abengoa Yield PLC	4,717	78,066
Cellnex Telecom SAU*	5,524	94,116
Cellnex Telecom SAU, 144A*(g)	1,906	32,474
Endesa SA	2,122	44,750
Endesa SA, 144A(g)	2,194	46,268

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Ferrovial SA	12,699	$303,764

		599,438

Switzerland — 1.7%
Flughafen Zuerich AG	178	123,893

United Kingdom — 1.7%
Liberty Global PLC (Class C Stock)*	3,035	124,496

United States — 37.7%
American Tower Corp., REIT	1,949	171,473
American Water Works Co., Inc.	1,995	109,885
Cheniere Energy Partners LP Holdings LLC	4,630	88,016
Columbia Pipeline Group, Inc.	2,190	40,055
Crown Castle International Corp., REIT	1,624	128,085
CyrusOne, Inc., REIT	4,343	141,842
Dominion Resources, Inc.	1,285	90,438
Dynegy, Inc.*	1,777	36,731
Edison International	2,935	185,110
Energy Transfer Equity LP, MLP	4,663	97,037
Energy Transfer Partners LP, MLP	1,909	78,403
EQT GP Holdings LP	1,800	40,932
Exelon Corp.	2,513	74,636
InfraREIT, Inc., REIT	3,992	94,531
NextEra Energy, Inc.	2,169	211,586
NiSource, Inc.	6,152	114,120
NRG Yield, Inc. (Class A Stock)	2,753	30,696
NRG Yield, Inc. (Class C Stock)	3,480	40,403
ONEOK, Inc.	2,856	91,963
PG&E Corp.	4,151	219,173
SBA Communications Corp. (Class A Stock)*	1,856	194,397
Sempra Energy	1,819	175,934
TerraForm Power, Inc. (Class A Stock)*	1,935	27,516
Time Warner Cable, Inc.	630	113,003
Union Pacific Corp.	683	60,384
Williams Cos., Inc. (The)	1,610	59,329

		2,715,678

TOTAL LONG-TERM INVESTMENTS (cost $7,214,112)		$6,771,983

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $470,933)(w)	470,933	$470,933

TOTAL INVESTMENTS — 100.5% (cost $7,685,045)		7,242,916
Liabilities in excess of other assets — (0.5)%		(33,437)

NET ASSETS — 100.0%		$7,209,479

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$686,716	$—
Canada	152,957	—	—
China	—	188,821	—
France	—	685,909	—
Hong Kong	—	105,561	—
Italy	—	679,683	—
Japan	—	163,054	—
Mexico	470,611	—	—
New Zealand	—	75,166	—
Spain	78,066	521,372	—
Switzerland	—	123,893	—
United Kingdom	124,496	—	—
United States	2,715,678	—	—
Affiliated Money Market Mutual Fund	470,933	—	—

Total	$4,012,741	$3,230,175	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Transportation Infrastructure	19.9%
Electric Utilities	11.1
Multi-Utilities	10.4
Construction & Engineering	8.0
Oil, Gas & Consumable Fuels	7.7
Real Estate Investment Trusts (REITs)	7.4
Affiliated Money Market Mutual Fund	6.5
Diversified Telecommunication Services	5.6

Gas Utilities	5.5%
Road & Rail	4.4
Independent Power & Renewable Electricity Producers	4.4
Media	3.3
Wireless Telecommunication Services	2.7
Commercial Services & Supplies	2.1
Water Utilities	1.5

100.5
Liabilities in excess of other assets	(0.5)

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	142,053	$18,601,840

Automobiles — 1.4%
Tesla Motors, Inc.*(a)	56,130	13,942,692

Banks — 0.9%
Citigroup, Inc.	189,904	9,421,137

Beverages — 0.8%
Monster Beverage Corp.*	58,334	7,883,257

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc.*	95,699	14,966,367
Biogen, Inc.*	63,052	18,399,204
Celgene Corp.*	159,797	17,285,241
Gilead Sciences, Inc.	36,821	3,615,455
Incyte Corp.*	34,331	3,787,739
Regeneron Pharmaceuticals, Inc.*	28,579	13,293,236
Vertex Pharmaceuticals, Inc.*	26,648	2,775,123

		74,122,365

Capital Markets — 0.9%
Morgan Stanley	300,661	9,470,822

Chemicals — 1.3%
Monsanto Co.	93,372	7,968,366
Sherwin-Williams Co. (The)	23,354	5,202,804

		13,171,170

Communications Equipment — 0.5%
Palo Alto Networks, Inc.*	27,959	4,808,948

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	123,765	10,705,672

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	85,787	5,916,729

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	116,493	16,841,393
Kroger Co. (The)	347,778	12,544,352

		29,385,745

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	399,563	16,070,424

Hotels, Restaurants & Leisure — 5.1%
Chipotle Mexican Grill, Inc.*	19,019	13,698,435
Marriott International, Inc. (Class A Stock)(a)	209,861	14,312,520
Starbucks Corp.	412,558	23,449,797

		51,460,752

Internet & Catalog Retail — 9.3%
Amazon.com, Inc.*	86,653	44,356,804
JD.com, Inc. (China), ADR*(a)	188,564	4,913,978
Netflix, Inc.*	255,578	26,390,984
Priceline Group, Inc. (The)*	15,052	18,617,217

		94,278,983

Internet Software & Services — 13.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	116,236	6,854,437
Facebook, Inc. (Class A Stock)*	460,024	41,356,158
Google, Inc. (Class A Stock Stock)*	41,313	26,372,980
Google, Inc. (Class C Stock)*	43,236	26,305,647
LinkedIn Corp. (Class A Stock)*	92,831	17,649,958

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China)	1,046,386	$17,638,500

		136,177,680

IT Services — 7.7%
FleetCor Technologies, Inc.*	86,324	11,879,909
MasterCard, Inc. (Class A Stock)	382,356	34,457,923
Visa, Inc. (Class A Stock)	446,902	31,131,193

		77,469,025

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*	89,534	15,741,868

Media — 3.3%
Time Warner, Inc.	168,441	11,580,319
Walt Disney Co. (The)(a)	217,537	22,232,281

		33,812,600

Multiline Retail — 1.2%
Dollar General Corp.	168,173	12,182,452

Oil, Gas & Consumable Fuels — 0.9%
Concho Resources, Inc.*	94,926	9,331,226

Pharmaceuticals — 7.0%
Allergan PLC*	67,648	18,387,403
Bristol-Myers Squibb Co.	306,723	18,158,002
Novo Nordisk A/S (Denmark), ADR	296,634	16,089,428
Shire PLC (Ireland), ADR	87,082	17,871,839

		70,506,672

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	129,581	11,400,536

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	27,725	3,980,478

Semiconductors & Semiconductor Equipment — 2.0%
ARM Holdings PLC (United Kingdom), ADR(a)	225,859	9,768,402
NXP Semiconductor NV (Netherlands)*	114,023	9,927,983

		19,696,385

Software — 8.5%
Adobe Systems, Inc.*	238,567	19,614,979
FireEye, Inc.*(a)	141,117	4,490,343
Red Hat, Inc.*	209,598	15,065,904
salesforce.com, inc.*	300,162	20,840,248
Splunk, Inc.*	182,075	10,077,851
VMware, Inc. (Class A Stock)*	77,150	6,078,648
Workday, Inc. (Class A Stock)*(a)	148,920	10,254,631

		86,422,604

Specialty Retail — 5.5%
Industria de Diseno Textil SA (Spain)	553,479	18,559,062
O’Reilly Automotive, Inc.*(a)	62,435	15,608,750
Tiffany & Co.	104,912	8,101,305
TJX Cos., Inc. (The)	191,735	13,693,714

		55,962,831

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	489,030	53,940,009

Textiles, Apparel & Luxury Goods — 4.8%
NIKE, Inc. (Class B Stock)	260,358	32,016,223
Under Armour, Inc. (Class A Stock)*(a)	169,026	16,358,336

		48,374,559

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $689,576,295)		$994,239,461

SHORT-TERM INVESTMENT — 8.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $84,515,050; includes $84,514,862 of cash collateral received for securities on loan)(b)(w)	84,515,050	84,515,050

Value
TOTAL INVESTMENTS — 106.6% (cost $774,091,345)	$1,078,754,511
Liabilities in excess of other assets — (6.6)%	(67,081,258)

NET ASSETS — 100.0%	$1,011,673,253

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,034,983; cash collateral of $84,514,862 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$18,601,840	$—	$—
Automobiles	13,942,692	—	—
Banks	9,421,137	—	—
Beverages	7,883,257	—	—
Biotechnology	74,122,365	—	—
Capital Markets	9,470,822	—	—
Chemicals	13,171,170	—	—
Communications Equipment	4,808,948	—	—
Diversified Financial Services	10,705,672	—	—
Energy Equipment & Services	5,916,729	—	—
Food & Staples Retailing	29,385,745	—	—
Health Care Equipment & Supplies	16,070,424	—	—
Hotels, Restaurants & Leisure	51,460,752	—	—
Internet & Catalog Retail	94,278,983	—	—
Internet Software & Services	118,539,180	17,638,500	—
IT Services	77,469,025	—	—
Life Sciences Tools & Services	15,741,868	—	—
Media	33,812,600	—	—
Multiline Retail	12,182,452	—	—
Oil, Gas & Consumable Fuels	9,331,226	—	—
Pharmaceuticals	70,506,672	—	—

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$11,400,536	$—	$—
Road & Rail	3,980,478	—	—
Semiconductors & Semiconductor Equipment	19,696,385	—	—
Software	86,422,604	—	—
Specialty Retail	37,403,769	18,559,062	—
Technology Hardware, Storage & Peripherals	53,940,009	—	—
Textiles, Apparel & Luxury Goods	48,374,559	—	—
Affiliated Money Market Mutual Fund	84,515,050	—	—

Total	$1,042,556,949	$36,197,562	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	146,900	$19,236,555
Embraer SA (Brazil), ADR	211,400	5,407,612

		24,644,167

Auto Components — 2.4%
Johnson Controls, Inc.	745,000	30,813,200

Automobiles — 4.8%
General Motors Co.	1,025,500	30,785,510
Harley-Davidson, Inc.	183,000	10,046,700
Honda Motor Co. Ltd. (Japan), ADR	722,200	21,593,780

		62,425,990

Banks — 15.4%
Bank of America Corp.	3,686,554	57,436,511
Citigroup, Inc.	1,123,460	55,734,851
Citizens Financial Group, Inc.	871,100	20,784,446
JPMorgan Chase & Co.	810,100	49,391,797
Wells Fargo & Co.	323,783	16,626,257

		199,973,862

Building Products — 0.7%
Owens Corning	207,200	8,683,752

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	171,300	6,706,395
Goldman Sachs Group, Inc. (The)	73,200	12,719,232
State Street Corp.	190,300	12,790,063

		32,215,690

Communications Equipment — 1.6%
Telefonaktiebolaget LM Ericsson (Sweden), ADR	2,069,500	20,239,710

Consumer Finance — 2.0%
Capital One Financial Corp.	362,000	26,252,240

Containers & Packaging — 0.5%
Packaging Corp. of America	100,300	6,034,048

Electric Utilities — 2.6%
PPL Corp.	578,200	19,016,998
Southern Co. (The)	336,300	15,032,610

		34,049,608

Electronic Equipment, Instruments & Components — 3.2%
Corning, Inc.	2,469,000	42,269,280

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	270,800	17,558,672

Food Products — 0.8%
Kellogg Co.	150,200	9,995,810

Health Care Equipment & Supplies — 3.3%
Medtronic PLC	371,300	24,854,822
Zimmer Holdings, Inc.	200,000	18,786,000

		43,640,822

Health Care Providers & Services — 3.0%
Anthem, Inc.	190,400	26,656,000
Humana, Inc.	72,500	12,977,500

		39,633,500

Independent Power & Renewable Electricity Producers — 2.8%
Calpine Corp.*	1,655,900	24,176,140

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	850,800	$12,634,380

		36,810,520

Industrial Conglomerates — 0.5%
Koninklijke Philips NV (Netherlands)	262,260	6,152,620

Insurance — 10.1%
Allstate Corp. (The)	290,500	16,918,720
American International Group, Inc.	1,162,800	66,070,296
Chubb Corp. (The)	207,300	25,425,345
Unum Group	705,950	22,646,876

		131,061,237

IT Services — 0.4%
International Business Machines Corp.	35,900	5,204,423

Machinery — 6.1%
CNH Industrial NV (United Kingdom)(a)	2,569,000	16,749,880
Cummins, Inc.	295,400	32,074,532
PACCAR, Inc.	232,600	12,134,742
Parker Hannifin Corp.(a)	194,800	18,954,040

		79,913,194

Media — 3.3%
Comcast Corp. (Special Class A Stock)	479,500	27,446,580
Discovery Communications, Inc. (Class A Stock)*	361,000	9,396,830
Interpublic Group of Cos., Inc. (The)	301,700	5,771,521

		42,614,931

Multiline Retail — 1.6%
Target Corp.	264,400	20,797,704

Oil, Gas & Consumable Fuels — 9.6%
Hess Corp.	551,200	27,593,072
Marathon Oil Corp.	2,723,100	41,935,740
Murphy Oil Corp.(a)	1,027,800	24,872,760
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	642,478	30,447,032

		124,848,604

Paper & Forest Products — 0.7%
International Paper Co.	255,400	9,651,566

Pharmaceuticals — 4.8%
GlaxoSmithKline PLC (United Kingdom), ADR	883,700	33,978,265
Sanofi (France), ADR	612,400	29,070,628

		63,048,893

Professional Services — 0.4%
ManpowerGroup, Inc.	64,000	5,240,960

Software — 6.7%
Microsoft Corp.	1,040,550	46,054,743
Oracle Corp.	1,138,900	41,137,068

		87,191,811

Specialty Retail — 1.7%
Bed Bath & Beyond, Inc.*	383,500	21,867,170

Technology Hardware, Storage & Peripherals — 2.2%
Hewlett-Packard Co.	1,099,200	28,150,512

Tobacco — 0.5%
Philip Morris International, Inc.	80,900	6,417,797

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 2.6%
Vodafone Group PLC (United Kingdom), ADR	1,082,545	$34,359,978

TOTAL LONG-TERM INVESTMENTS (cost $1,338,900,879)		1,301,762,271

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $48,558,789; includes $47,358,142 of cash collateral for securities on loan)(b)(w)	48,558,789	48,558,789

Value
TOTAL INVESTMENTS — 103.8% (cost $1,387,459,668)	$1,350,321,060
Liabilities in excess of other assets — (3.8)%	(48,849,820)

NET ASSETS — 100.0%	$1,301,471,240

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,290,930; cash collateral of $47,358,142 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,644,167	$—	$—
Auto Components	30,813,200	—	—
Automobiles	62,425,990	—	—
Banks	199,973,862	—	—
Building Products	8,683,752	—	—
Capital Markets	32,215,690	—	—
Communications Equipment	20,239,710	—	—
Consumer Finance	26,252,240	—	—
Containers & Packaging	6,034,048	—	—
Electric Utilities	34,049,608	—	—
Electronic Equipment, Instruments & Components	42,269,280	—	—
Food & Staples Retailing	17,558,672	—	—
Food Products	9,995,810	—	—
Health Care Equipment & Supplies	43,640,822	—	—
Health Care Providers & Services	39,633,500	—	—
Independent Power & Renewable Electricity Producers	36,810,520	—	—
Industrial Conglomerates	6,152,620	—	—
Insurance	131,061,237	—	—
IT Services	5,204,423	—	—
Machinery	79,913,194	—	—
Media	42,614,931	—	—
Multiline Retail	20,797,704	—	—
Oil, Gas & Consumable Fuels	124,848,604	—	—
Paper & Forest Products	9,651,566	—	—
Pharmaceuticals	63,048,893	—	—
Professional Services	5,240,960	—	—
Software	87,191,811	—	—
Specialty Retail	21,867,170	—	—
Technology Hardware, Storage & Peripherals	28,150,512	—	—
Tobacco	6,417,797	—	—
Wireless Telecommunication Services	34,359,978	—	—
Affiliated Money Market Mutual Fund	48,558,789	—	—

Total	$1,350,321,060	$—	$—

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.6%
AFFILIATED MUTUAL FUNDS — 15.2%
AST Western Asset Core Plus Bond Portfolio*	713,393	$8,161,221
AST Western Asset Emerging Markets Debt Portfolio*	171,616	1,597,740

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,844,000)(w)		9,758,961

COMMON STOCKS — 70.0%
Aerospace & Defense — 1.2%
Boeing Co. (The)	1,015	132,914
Cubic Corp.	1,295	54,312
Engility Holdings, Inc.	72	1,856
General Dynamics Corp.	483	66,630
Huntington Ingalls Industries, Inc.	72	7,715
L-3 Communications Holdings, Inc.	658	68,774
Lockheed Martin Corp.	1,097	227,419
Northrop Grumman Corp.	282	46,798
Raytheon Co.	454	49,604
Teledyne Technologies, Inc.*	50	4,515
United Technologies Corp.	1,333	118,624

		779,161

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,864	126,342

Airlines — 0.2%
Alaska Air Group, Inc.	190	15,096
American Airlines Group, Inc.	1,004	38,985
Delta Air Lines, Inc.	1,158	51,959
Southwest Airlines Co.	985	37,469

		143,509

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	17,000	27,955
Cooper Tire & Rubber Co.	1,543	60,964
Delphi Automotive PLC (United Kingdom)	480	36,499
Goodyear Tire & Rubber Co. (The)	392	11,497
Halla Holdings Corp. (South Korea)	548	27,466
Hyundai Mobis Co. Ltd. (South Korea)	148	28,959
Johnson Controls, Inc.	951	39,333
Kenda Rubber Industrial Co. Ltd. (Taiwan)	12,000	17,143
Lear Corp.	127	13,815
Metaldyne Performance Group, Inc.	2,700	56,727
Nexen Tire Corp. (South Korea)	1,682	20,452

		340,810

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	47,700	17,086
Ford Motor Co.	8,543	115,929
General Motors Co.	2,304	69,166
Harley-Davidson, Inc.	346	18,995
Kia Motors Corp. (South Korea)	712	32,276

		253,452

Banks — 3.5%
Banco do Brasil SA (Brazil)	2,200	8,341
Banco Santander SA (Spain)	13,884	73,827
Bank Central Asia Tbk PT (Indonesia)	24,100	20,234
Bank Negara Indonesia Persero Tbk PT (Indonesia)	54,400	15,411
Bank of China Ltd. (China) (Class H Stock)	183,000	78,916

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank Pekao SA (Poland)	440	$17,884
Barclays Africa Group Ltd. (South Africa)	1,869	22,981
Bendigo & Adelaide Bank Ltd. (Australia)	10,007	69,937
BOC Hong Kong Holdings Ltd. (Hong Kong)	36,500	107,649
Cardinal Financial Corp.	2,005	46,135
Central Pacific Financial Corp.	2,045	42,884
China Construction Bank Corp. (China) (Class H Stock)	181,000	120,787
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	94,413	87,513
CIMB Group Holdings Bhd (Malaysia)	17,900	18,180
Commonwealth Bank of Australia (Australia)	1,345	69,037
First Financial Holding Co. Ltd. (Taiwan)	57,757	26,372
Gunma Bank Ltd. (The) (Japan)	16,000	102,406
Heritage Financial Corp.	2,806	52,809
HSBC Holdings PLC (United Kingdom)	10,738	81,004
JPMorgan Chase & Co.	3,770	229,857
Malayan Banking Bhd (Malaysia)	11,400	22,240
Mega Financial Holding Co. Ltd. (Taiwan)	39,000	27,091
National Bank of Canada (Canada)	3,700	118,112
OFG Bancorp	1,690	14,754
Opus Bank	1,174	44,894
Oversea-Chinese Banking Corp. Ltd. (Singapore)	20,000	123,846
Pacific Continental Corp.	3,892	51,802
People’s United Financial, Inc.	8,391	131,990
Public Bank Bhd (Malaysia)	5,300	21,133
Southside Bancshares, Inc.	922	25,401
State Bank Financial Corp.	1,391	28,766
Swedbank AB (Sweden) (Class A Stock)	5,500	121,662
Thanachart Capital PCL (Thailand), NVDR	36,100	31,600
Toronto-Dominion Bank (The) (Canada)	3,300	130,071
Union Bankshares Corp.	1,182	28,368

		2,213,894

Beverages — 0.8%
AMBEV SA (Brazil)	3,200	15,724
Coca-Cola Amatil Ltd. (Australia)	14,285	90,560
Coca-Cola Co. (The)	3,117	125,054
Coca-Cola Enterprises, Inc.	339	16,391
Dr. Pepper Snapple Group, Inc.	1,622	128,219
PepsiCo, Inc.	1,395	131,550

		507,498

Biotechnology — 1.3%
Aduro Biotech, Inc.*	113	2,189
Agios Pharmaceuticals, Inc.*	72	5,082
Alkermes PLC*	324	19,009
Amgen, Inc.	1,490	206,097
Baxalta, Inc.	1,544	48,651
Biogen, Inc.*	669	195,221
Gilead Sciences, Inc.	2,144	210,519
ImmunoGen, Inc.*	1,274	12,230
Isis Pharmaceuticals, Inc.*	802	32,417
PDL BioPharma, Inc.	3,583	18,022
ProQR Therapeutics NV (Netherlands)*	729	10,621
Spark Therapeutics, Inc.*	167	6,969
Vertex Pharmaceuticals, Inc.*	856	89,144

		856,171

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 0.3%
Ameriprise Financial, Inc.	285	$31,102
Arlington Asset Investment Corp. (Class A Stock)	1,034	14,528
Bank of New York Mellon Corp. (The)	1,669	65,341
Cohen & Steers, Inc.	499	13,697
Coronation Fund Managers Ltd. (South Africa)	3,272	15,442
Eaton Vance Corp.	172	5,748
T. Rowe Price Group, Inc.	381	26,480

		172,338

Chemicals — 1.0%
CF Industries Holdings, Inc.	391	17,556
Dow Chemical Co. (The)	1,934	82,002
E.I. du Pont de Nemours & Co.	1,509	72,734
Givaudan SA (Switzerland)*	72	117,156
Innophos Holdings, Inc.	875	34,685
LyondellBasell Industries NV (Class A Stock)	776	64,687
Monsanto Co.	780	66,565
Mosaic Co. (The)	595	18,510
Petronas Chemicals Group Bhd (Malaysia)	18,300	25,591
Potash Corp. of Saskatchewan, Inc. (Canada)	5,400	110,994
Stepan Co.	903	37,574
Valspar Corp. (The)	134	9,632

		657,686

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	1,630	44,515
ADT Corp. (The)	1,959	58,574
Covanta Holding Corp.	5,233	91,316
Ennis, Inc.	2,244	38,956
Matthews International Corp. (Class A Stock)	673	32,957
Pitney Bowes, Inc.	292	5,796
Republic Services, Inc.	3,097	127,596
Tyco International PLC	3,070	102,722
Waste Connections, Inc.	2,656	129,029
Waste Management, Inc.	2,486	123,828

		755,289

Communications Equipment — 1.1%
Alliance Fiber Optic Products, Inc.	2,165	37,000
ARRIS Group, Inc.*	555	14,413
Cisco Systems, Inc.	4,533	118,991
Comtech Telecommunications Corp.	1,755	36,171
Juniper Networks, Inc.	5,169	132,895
Motorola Solutions, Inc.	1,892	129,375
QUALCOMM, Inc.	2,623	140,934
VTech Holdings Ltd. (Hong Kong)	9,500	112,788

		722,567

Construction & Engineering — 0.1%
Fluor Corp.	1,212	51,329
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	4,319	34,610

		85,939

Construction Materials — 0.1%
Asia Cement Corp. (Taiwan)	27,000	26,484

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	16,200	$18,241
Semen Indonesia Persero Tbk PT (Indonesia)	27,600	17,070
Taiwan Cement Corp. (Taiwan)	21,000	21,349

		83,144

Consumer Finance — 0.1%
Credit Acceptance Corp.*	30	5,906
Discover Financial Services	698	36,289
Navient Corp.	667	7,497
Nelnet, Inc. (Class A Stock)	561	19,416
Santander Consumer USA Holdings, Inc.*	533	10,884
Springleaf Holdings, Inc.*	199	8,700

		88,692

Containers & Packaging — 0.1%
Bemis Co., Inc.	163	6,450
Crown Holdings, Inc.*	233	10,660
Graphic Packaging Holding Co.	2,928	37,449
Silgan Holdings, Inc.	101	5,256
Sonoco Products Co.	146	5,510

		65,325

Distributors — 0.1%
Core-Mark Holding Co., Inc.	424	27,751

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	91	2,492
Benesse Holdings, Inc. (Japan)	3,800	101,597
Capella Education Co.	681	33,723

		137,812

Diversified Financial Services — 0.2%
Gain Capital Holdings, Inc.	4,659	33,918
Intercontinental Exchange, Inc.	178	41,828
Voya Financial, Inc.	408	15,818

		91,564

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	5,331	173,684
BCE, Inc. (Canada)	3,347	136,990
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	73,942	141,510
CenturyLink, Inc.	3,803	95,531
Chunghwa Telecom Co. Ltd. (Taiwan)	10,000	30,050
Elisa OYJ (Finland)	3,512	118,802
HKT Trust & HKT Ltd. (Hong Kong)	114,000	135,475
KT Corp. (South Korea)*	1,002	26,038
LG Uplus Corp. (South Korea)	3,293	33,707
Nippon Telegraph & Telephone Corp. (Japan)	3,700	130,327
Orange SA (France)	5,848	88,652
PCCW Ltd. (Hong Kong)	235,000	120,968
Proximus SA (Belgium)	2,755	95,301
Singapore Telecommunications Ltd. (Singapore)	40,700	103,016
Swisscom AG (Switzerland)	205	102,309
TDC A/S (Denmark)	12,491	64,420
Telefonica Deutschland Holding AG (Germany)	16,554	101,228
Telekom Malaysia Bhd (Malaysia)	13,400	20,379

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	130,400	$23,550
Verizon Communications, Inc.	2,628	114,344

		1,856,281

Electric Utilities — 3.1%
American Electric Power Co., Inc.	2,299	130,721
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	143,404
Chugoku Electric Power Co., Inc. (The) (Japan)	7,000	96,482
Cleco Corp.	1,022	54,411
CLP Holdings Ltd. (Hong Kong)	17,000	145,332
Duke Energy Corp.	1,666	119,852
El Paso Electric Co.	706	25,995
Entergy Corp.	1,646	107,155
Eversource Energy	2,617	132,473
Hokuriku Electric Power Co. (Japan)	6,800	91,460
IDACORP, Inc.	476	30,802
Korea Electric Power Corp. (South Korea)	726	29,932
NextEra Energy, Inc.	1,187	115,792
PGE SA (Poland)	4,435	15,758
PNM Resources, Inc.	1,048	29,396
Power Assets Holdings Ltd. (Hong Kong)	14,000	132,480
PPL Corp.	333	10,952
Southern Co. (The)	2,807	125,473
Spark Infrastructure Group (Australia)	65,938	87,079
SSE PLC (United Kingdom)	5,882	133,127
Tenaga Nasional Bhd (Malaysia)	7,800	21,333
Terna Rete Elettrica Nazionale SpA (Italy)	20,490	99,587
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	3,600	17,335
Xcel Energy, Inc.	2,575	91,181

		1,987,512

Electrical Equipment — 0.1%
Eaton Corp. PLC	680	34,884
Emerson Electric Co.	996	43,993

		78,877

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	5,500	34,403
AVX Corp.	4,394	57,517
Corning, Inc.	2,057	35,216
Delta Electronics Thailand PCL (Thailand), NVDR	12,800	31,076
Dolby Laboratories, Inc. (Class A Stock)	300	9,780
Fitbit, Inc. (Class A Stock)*	131	4,937
Hon Hai Precision Industry Co. Ltd. (Taiwan)	11,550	30,174
Methode Electronics, Inc.	982	31,326
Nippon Electric Glass Co. Ltd. (Japan)	24,000	115,925
Synnex Technology International Corp. (Taiwan)	25,000	25,009
TE Connectivity Ltd. (Switzerland)	2,524	151,162

		526,525

Energy Equipment & Services — 0.6%
China Oilfield Services Ltd. (China) (Class H Stock)	16,000	16,128
Core Laboratories NV	1,174	117,165
Frank’s International NV	7,030	107,770

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
National Oilwell Varco, Inc.	1,006	$37,876
Oceaneering International, Inc.	163	6,403
Weatherford International PLC*	9,118	77,321

		362,663

Food & Staples Retailing — 3.0%
Aeon Co. Ltd. (Japan)	9,000	139,625
Andersons, Inc. (The)	1,100	37,466
Casey’s General Stores, Inc.	549	56,503
Colruyt SA (Belgium)	2,052	98,900
Costco Wholesale Corp.	886	128,089
Delhaize Group (Belgium)	1,560	138,280
Empire Co. Ltd. (Canada) (Class A Stock)	5,976	122,923
Eurocash SA (Poland)	1,873	22,059
FamilyMart Co. Ltd. (Japan)	3,000	136,779
GS Retail Co. Ltd. (South Korea)	700	36,147
J Sainsbury PLC (United Kingdom)	22,046	87,188
Koninklijke Ahold NV (Netherlands)	7,225	140,946
Lawson, Inc. (Japan)	1,700	125,430
Metro, Inc. (Canada)	5,100	138,955
SpartanNash Co.	1,870	48,339
Sun Art Retail Group Ltd. (China)	29,500	22,689
Sysco Corp.	2,274	88,618
Wal-Mart de Mexico SAB de CV (Mexico)	13,200	32,569
Wal-Mart Stores, Inc.	1,683	109,126
Whole Foods Market, Inc.	1,587	50,229
WM Morrison Supermarkets PLC (United Kingdom)	43,162	108,615
Woolworths Ltd. (Australia)	4,427	77,599

		1,947,074

Food Products — 3.0%
Archer-Daniels-Midland Co.	3,561	147,604
B&G Foods, Inc.	906	33,024
Bunge Ltd.	1,687	123,657
Calavo Growers, Inc.	733	32,721
Cal-Maine Foods, Inc.	894	48,821
ConAgra Foods, Inc.	3,027	122,624
Dean Foods Co.	2,943	48,618
Fresh Del Monte Produce, Inc.	1,594	62,979
General Mills, Inc.	2,261	126,910
Gruma SAB de CV (Mexico) (Class B Stock)	1,800	24,756
Hershey Co. (The)	1,063	97,668
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	33,500	28,408
Indofood Sukses Makmur Tbk PT (Indonesia)	67,000	25,215
Ingredion, Inc.	118	10,303
IOI Corp. Bhd (Malaysia)	22,300	20,639
J&J Snack Foods Corp.	254	28,870
Kellogg Co.	1,696	112,869
Lancaster Colony Corp.	322	31,389
McCormick & Co., Inc.	1,517	124,667
Nestle SA (Switzerland)	1,953	146,877
Pilgrim’s Pride Corp.	433	8,998
Pinnacle Foods, Inc.	2,824	118,269
Sanderson Farms, Inc.	837	57,393
Suedzucker AG (Germany)	7,441	135,315
Tingyi Cayman Islands Holding Corp. (China)	12,000	19,169

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Uni-President Enterprises Corp. (Taiwan)	18,720	$32,508
Want Want China Holdings Ltd. (China)	25,000	20,593
Yamazaki Baking Co. Ltd. (Japan)	8,300	127,893

		1,918,757

Gas Utilities — 0.7%
China Resources Gas Group Ltd. (Hong Kong)	10,000	25,809
Laclede Group, Inc. (The)	487	26,556
New Jersey Resources Corp.	1,525	45,796
Northwest Natural Gas Co.	562	25,762
Osaka Gas Co. Ltd. (Japan)	36,000	136,491
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	68,400	11,836
Petronas Gas Bhd (Malaysia)	4,500	22,552
Tokyo Gas Co. Ltd. (Japan)	21,000	101,584
WGL Holdings, Inc.	565	32,584

		428,970

Health Care Equipment & Supplies — 0.5%
Abaxis, Inc.	470	20,675
Baxter International, Inc.	1,776	58,342
Becton, Dickinson and Co.	883	117,139
LeMaitre Vascular, Inc.	3,350	40,837
Medtronic PLC	934	62,522
Wright Medical Group, Inc.*	62	1,303

		300,818

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	1,162	110,378
Anthem, Inc.	1,332	186,480
Cardinal Health, Inc.	1,498	115,076
Chemed Corp.	399	53,255
CIGNA Corp.	374	50,498
Fleury SA (Brazil)	6,300	25,823
HealthSouth Corp.	1,244	47,732
Humana, Inc.	214	38,306
Life Healthcare Group Holdings Ltd. (South Africa)	8,139	20,937
Miraca Holdings, Inc. (Japan)	2,700	114,502
Patterson Cos., Inc.	2,119	91,647
Quest Diagnostics, Inc.	1,743	107,142
Select Medical Holdings Corp.	3,103	33,481
Sinopharm Group Co. Ltd. (China) (Class H Stock)	7,600	26,732
UnitedHealth Group, Inc.	3,551	411,952
US Physical Therapy, Inc.	1,117	50,142

		1,484,083

Health Care Technology
Computer Programs & Systems, Inc.	564	23,761

Hotels, Restaurants & Leisure — 1.8%
Berjaya Sports Toto Bhd (Malaysia)	37,900	26,562
Bob Evans Farms, Inc.	1,087	47,121
Brinker International, Inc.	1,713	90,224
Cheesecake Factory, Inc. (The)	927	50,021
Churchill Downs, Inc.	417	55,799
ClubCorp.Holdings, Inc.	1,991	42,727
Cracker Barrel Old Country Store, Inc.	351	51,695
DineEquity, Inc.	674	61,779
Genting Bhd (Malaysia)	10,900	18,049

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Genting Malaysia Bhd (Malaysia)	21,000	$19,844
Jack in the Box, Inc.	621	47,842
Kangwon Land, Inc. (South Korea)	883	31,560
Marriott Vacations Worldwide Corp.	614	41,838
McDonald’s Corp.	1,290	127,104
MK Restaurants Group PCL (Thailand), NDVR	19,800	31,552
Papa John’s International, Inc.	700	47,936
Royal Caribbean Cruises Ltd.	321	28,598
Ruth’s Hospitality Group, Inc.	2,920	47,421
SeaWorld Entertainment, Inc.	6,259	111,473
Speedway Motorsports, Inc.	2,405	43,410
Texas Roadhouse, Inc.	1,397	51,968
Vail Resorts, Inc.	524	54,852
Wyndham Worldwide Corp.	196	14,092

		1,143,467

Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	2,749	139,155
Coway Co. Ltd. (South Korea)	370	26,182
Steinhoff International Holdings Ltd. (South Africa)	5,108	31,365

		196,702

Household Products — 1.5%
Church & Dwight Co., Inc.	1,508	126,521
Clorox Co. (The)	1,166	134,708
Colgate-Palmolive Co.	1,964	124,635
Energizer Holdings, Inc.	720	27,871
Kimberly-Clark Corp.	1,190	129,758
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	62,500	141,342
Procter & Gamble Co. (The)	1,519	109,277
Reckitt Benckiser Group PLC (United Kingdom)	1,652	149,813

		943,925

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,142	11,180
Calpine Corp.*	600	8,760
China Resources Power Holdings Co. Ltd. (China)	10,000	22,959
Huaneng Power International, Inc. (China) (Class H Stock)	24,000	25,986
NRG Yield, Inc. (Class A Stock)	1,893	21,107
Tractebel Energia SA (Brazil)	5,500	46,725
TransAlta Corp. (Canada)	11,300	52,499

		189,216

Industrial Conglomerates — 0.9%
3M Co.	934	132,413
Alfa SAB de CV (Mexico) (Class A Stock)	12,400	24,118
Enka Insaat ve Sanayi A/S (Turkey)	9,295	15,360
Far Eastern New Century Corp. (Taiwan)	26,400	23,572
General Electric Co.	4,699	118,509
Jardine Matheson Holdings Ltd. (Hong Kong)	2,339	110,518
LG Corp. (South Korea)	523	26,927
Siemens AG (Germany)	952	85,049

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Sime Darby Bhd (Malaysia)	10,200	$18,065

		554,531

Insurance — 5.6%
ACE Ltd.	1,190	123,046
Admiral Group PLC (United Kingdom)	4,973	113,105
Aflac, Inc.	687	39,935
Ageas (Belgium)	3,179	130,646
Allied World Assurance Co. Holdings AG	2,166	82,676
Allstate Corp. (The)	727	42,341
American Financial Group, Inc.	1,403	96,681
AMERISAFE, Inc.	1,207	60,024
Amtrust Financial Services, Inc.	802	50,510
Arch Capital Group Ltd.*	221	16,237
Aspen Insurance Holdings Ltd.	2,005	93,172
Assurant, Inc.	103	8,138
Assured Guaranty Ltd.	268	6,700
Axis Capital Holdings Ltd.	2,499	134,246
Chubb Corp. (The)	885	108,545
CNO Financial Group, Inc.	310	5,831
Direct Line Insurance Group PLC (United Kingdom)	22,417	127,197
Dongbu Insurance Co. Ltd. (South Korea)	651	33,763
Endurance Specialty Holdings Ltd.	376	22,947
Everest Re Group Ltd.	664	115,098
FBL Financial Group, Inc. (Class A Stock)	695	42,756
Fidelity & Guaranty Life	2,118	51,976
Hannover Rueck SE (Germany)	1,408	144,224
Hanwha Life Insurance Co. Ltd. (South Korea)	4,258	29,314
Hartford Financial Services Group, Inc. (The)	739	33,831
Hiscox Ltd. (United Kingdom)	8,026	114,486
Horace Mann Educators Corp.	1,464	48,634
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,260	32,148
Infinity Property & Casualty Corp.	416	33,505
Lancashire Holdings Ltd. (United Kingdom)	9,747	101,954
LIG Insurance Co. Ltd. (South Korea)	1,369	27,311
Lincoln National Corp.	402	19,079
Maiden Holdings Ltd.	4,466	61,988
Mercury General Corp.	1,569	79,250
Muenchener Rueckversicherungs AG (Germany)	590	110,192
PartnerRe Ltd. (Bermuda)	852	118,326
Powszechny Zaklad Ubezpieczen SA (Poland)	218	22,383
Principal Financial Group, Inc.	437	20,688
ProAssurance Corp.	171	8,391
Reinsurance Group of America, Inc.	107	9,693
RenaissanceRe Holdings Ltd. (Bermuda)	1,178	125,245
Safety Insurance Group, Inc.	513	27,779
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	134	31,643
Samsung Life Insurance Co. Ltd. (South Korea)	284	23,750
Swiss Re AG (Switzerland)	1,577	135,302
Symetra Financial Corp.	1,591	50,339
Talanx AG (Germany)	4,189	125,496
Torchmark Corp.	203	11,449
Travelers Cos., Inc. (The)	1,743	173,481

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Tryg A/S (Denmark)	5,417	$105,249
United Fire Group, Inc.	1,798	63,020
Validus Holdings Ltd.	2,274	102,489
W.R. Berkley Corp.	182	9,895
Zurich Insurance Group AG (Switzerland)*	321	78,808

		3,584,912

Internet & Catalog Retail — 0.2%
HSN, Inc.	609	34,859
Liberty Interactive Corp. (Class A Stock)*	1,614	42,335
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	365	8,092
Liberty Ventures (Class A Stock)*	356	14,365
PetMed Express, Inc.	3,176	51,134

		150,785

Internet Software & Services — 0.2%
Facebook, Inc. (Class A Stock)*	1,094	98,351
Twitter, Inc.*	1,931	52,021

		150,372

IT Services — 1.5%
Amdocs Ltd.	2,254	128,208
Booz Allen Hamilton Holding Corp.	4,683	122,741
Cielo SA (Brazil)	1,430	13,295
Computer Sciences Corp.	1,861	114,228
Convergys Corp.	2,674	61,796
CSG Systems International, Inc.	1,599	49,249
DST Systems, Inc.	61	6,414
EVERTEC, Inc.	2,532	45,753
Infosys Ltd. (India), ADR	1,964	37,493
International Business Machines Corp.	2,128	308,496
Science Applications International Corp.	916	36,832
Teradata Corp.*	206	5,966
Wipro Ltd. (India), ADR	2,484	30,528

		960,999

Leisure Products — 0.1%
Mattel, Inc.	4,081	85,946

Machinery — 0.7%
Caterpillar, Inc.	904	59,085
Deere & Co.	1,980	146,520
Douglas Dynamics, Inc.	1,403	27,864
Global Brass & Copper Holdings, Inc.	3,054	62,638
Illinois Tool Works, Inc.	546	44,941
Lincoln Electric Holdings, Inc.	110	5,767
Lindsay Corp.	319	21,625
Nordson Corp.	89	5,602
Oshkosh Corp.	25	908
Parker-Hannifin Corp.	208	20,238
Pentair PLC (United Kingdom)	635	32,411
Stanley Black & Decker, Inc.	231	22,402

		450,001

Marine — 0.1%
Matson, Inc.	961	36,989

Media — 3.0%
AMC Networks, Inc. (Class A Stock)*	1,463	107,048
CBS Corp. (Class B Stock)	435	17,356
Comcast Corp. (Class A Stock)	210	11,945
Comcast Corp. (Special Class A Stock)	4,591	262,789

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class A Stock)*	2,634	$68,563
Discovery Communications, Inc. (Class C Stock)*	1,947	47,293
Interpublic Group of Cos., Inc. (The)	686	13,123
KT Skylife Co. Ltd. (South Korea)	1,660	28,500
Liberty Broadband Corp. (Class A Stock)*	248	12,757
Liberty Broadband Corp. (Class C Stock)*	516	26,404
Liberty Global PLC (United Kingdom) (Class A Stock)*	500	21,470
Liberty Global PLC (United Kingdom) (Class C Stock)*	881	36,139
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	24	808
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	42	1,438
Liberty Media Corp. (Class A Stock)*	689	24,611
Liberty Media Corp. (Class C Stock)*	1,216	41,903
Madison Square Garden Co. (The) (Class A Stock)*	999	72,068
Meredith Corp.	595	25,335
National CineMedia, Inc.	2,141	28,732
New Media Investment Group, Inc.	1,922	29,714
Omnicom Group, Inc.	405	26,690
Regal Entertainment Group (Class A Stock)	4,425	82,703
RTL Group SA (Germany)	1,014	87,487
Scholastic Corp.	1,007	39,233
Scripps Networks Interactive, Inc. (Class A Stock)	1,919	94,395
SES SA (Luxembourg)	4,041	127,532
Shaw Communications, Inc. (Canada) (Class B Stock)	5,100	98,752
Sky PLC (United Kingdom)	8,518	134,763
Starz (Class A Stock)*	368	13,741
Thomson Reuters Corp., (NYSE)	1,314	52,902
Thomson Reuters Corp., (TSX)	3,600	144,701
Tribune Media Co. (Class A Stock)	139	4,948
Twenty-First Century Fox, Inc. (Class A Stock)	2,996	80,832
Viacom, Inc. (Class B Stock)	834	35,987
World Wrestling Entertainment, Inc. (Class A Stock)	287	4,850

		1,907,512

Metals & Mining — 0.6%
AngloGold Ashanti Ltd. (South Africa)*	2,817	22,737
China Steel Corp. (Taiwan)	46,000	26,882
Compass Minerals International, Inc.	1,433	112,304
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	14,119	17,429
Freeport-McMoRan, Inc.	2,825	27,374
Gold Fields Ltd. (South Africa)	7,119	18,740
Kaiser Aluminum Corp.	537	43,094
Nucor Corp.	565	21,216
Royal Gold, Inc.	1,830	85,973
Schnitzer Steel Industries, Inc. (Class A Stock)	1,553	21,028

		396,777

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.7%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,333	$119,915
Kohl’s Corp.	1,991	92,203
Macy’s, Inc.	1,952	100,176
Target Corp.	2,013	158,343

		470,637

Multi-Utilities — 1.3%
Avista Corp.	1,237	41,130
Centrica PLC (United Kingdom)	29,926	103,963
Consolidated Edison, Inc.	1,891	126,413
GDF Suez (France)	4,999	80,887
National Grid PLC (United Kingdom)	10,999	153,184
NorthWestern Corp.	490	26,377
Public Service Enterprise Group, Inc.	3,020	127,323
WEC Energy Group, Inc.	2,581	134,780

		794,057

Oil, Gas & Consumable Fuels — 2.4%
Alliance Resource Partners LP, MLP	1,390	30,941
Anadarko Petroleum Corp.	3,587	216,619
China Petroleum & Chemical Corp. (China) (Class H Stock)	32,000	19,601
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,276	20,390
CNOOC Ltd. (China)	21,000	21,622
ConocoPhillips	1,393	66,808
CVR Refining LP, MLP	5,320	101,718
DCP Midstream Partners LP, MLP	2,197	53,124
Exxon Mobil Corp.	1,394	103,644
Keyera Corp. (Canada)	3,771	103,847
Kunlun Energy Co. Ltd. (China)	30,000	21,556
Marathon Petroleum Corp.	896	41,512
Newfield Exploration Co.*	2,118	69,682
Oneok Partners LP, MLP	2,063	60,363
Pembina Pipeline Corp. (Canada)	3,700	89,027
PetroChina Co. Ltd. (China) (Class H Stock)	24,000	16,714
Phillips 66	787	60,473
Polski Koncern Naftowy Orlen SA (Poland)	1,123	19,607
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	17,059	29,325
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	4,980	117,753
Sasol Ltd. (South Africa)	818	22,914
TC Pipelines LP, MLP	1,333	63,464
Tesoro Corp.	207	20,129
Total SA (France)	1,808	81,330
Valero Energy Corp.	843	50,664
Western Refining, Inc.	48	2,118
Williams Partners LP, MLP	1,670	53,306

		1,558,251

Paper & Forest Products — 0.1%
International Paper Co.	704	26,604
Schweitzer-Mauduit International, Inc.	1,023	35,171

		61,775

Personal Products — 0.8%
Coty, Inc. (Class A Stock)	4,412	119,389
Edgewell Personal Care Co.	830	67,728
Hengan International Group Co. Ltd. (China)	3,000	29,315

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Shiseido Co. Ltd. (Japan)	6,600	$143,924
Unilever PLC (United Kingdom)	3,392	138,155

		498,511

Pharmaceuticals — 3.9%
Allergan PLC*	907	246,532
AstraZeneca PLC (United Kingdom)	1,457	92,401
China Shineway Pharmaceutical Group Ltd. (China)	20,000	23,203
Chugai Pharmaceutical Co. Ltd. (Japan)	3,800	116,710
Eisai Co. Ltd. (Japan)	2,100	123,903
GlaxoSmithKline PLC (United Kingdom)	5,125	98,368
Johnson & Johnson	1,369	127,796
Mallinckrodt PLC*	85	5,435
Merck & Co., Inc.	6,465	319,306
Mitsubishi Tanabe Pharma Corp. (Japan)	8,000	141,181
Novartis AG (Switzerland)	1,167	107,261
Otsuka Holdings Co. Ltd. (Japan)	3,700	118,147
Pfizer, Inc.	3,729	117,128
Roche Holding AG (Switzerland)	536	142,293
Sanofi (France)	1,339	127,474
Santen Pharmaceutical Co. Ltd. (Japan)	8,400	112,775
Shionogi & Co. Ltd. (Japan)	3,600	129,043
Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,401	135,561
Tsumura & Co. (Japan)	4,100	89,152
Valeant Pharmaceuticals International, Inc.*	756	134,855

		2,508,524

Professional Services — 0.2%
Insperity, Inc.	1,456	63,962
ManpowerGroup, Inc.	117	9,581
Resources Connection, Inc.	2,436	36,710

		110,253

Real Estate Investment Trusts (REITs) — 2.9%
American Capital Agency Corp.	5,494	102,738
Apollo Commercial Real Estate Finance, Inc.	2,894	45,465
ARMOUR Residential REIT, Inc.	1,940	38,878
Capstead Mortgage Corp.	2,347	23,212
Care Capital Properties, Inc.	379	12,481
Chambers Street Properties	3,245	21,060
Chimera Investment Corp.	5,288	70,701
CYS Investments, Inc.	2,894	21,010
Digital Realty Trust, Inc.	1,938	126,590
DuPont Fabros Technology, Inc.	1,875	48,525
Dynex Capital, Inc.	6,222	40,816
Equity Commonwealth*	871	23,726
Equity LifeStyle Properties, Inc.	1,637	95,879
Franklin Street Properties Corp.	4,588	49,321
Geo Group, Inc. (The)	657	19,539
Government Properties Income Trust	1,080	17,280
Growthpoint Properties Ltd. (South Africa)	10,998	20,377
Hatteras Financial Corp.	2,681	40,617
HCP, Inc.	3,052	113,687
Home Properties, Inc.	1,255	93,811
KLCCP Stapled Group (Malaysia)	17,600	28,027
Link REIT (The) (Hong Kong)	19,000	104,603
LTC Properties, Inc.	1,343	57,306
Omega Healthcare Investors, Inc.	3,251	114,273

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Redefine Properties Ltd. (South Africa)	26,615	$22,497
Ryman Hospitality Properties, Inc.	970	47,753
Select Income REIT	1,069	20,322
Silver Bay Realty Trust Corp.	1,589	25,440
Starwood Property Trust, Inc.	3,672	75,349
Tanger Factory Outlet Centers, Inc.	2,513	82,854
Ventas, Inc.	1,801	100,964
Welltower, Inc.	1,757	118,984

		1,824,085

Real Estate Management & Development — 0.6%
Daito Trust Construction Co. Ltd. (Japan)	1,400	142,247
Evergrande Real Estate Group Ltd. (China)	44,000	25,143
PSP Swiss Property AG (Switzerland)*	1,083	89,034
Swiss Prime Site AG (Switzerland)*	1,571	114,784

		371,208

Road & Rail — 0.6%
ComfortDelGro Corp. Ltd. (Singapore)	61,500	124,241
Union Pacific Corp.	1,261	111,485
West Japan Railway Co. (Japan)	2,200	137,887

		373,613

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	23,000	25,061
Broadcom Corp. (Class A Stock)	3,233	166,273
Cohu, Inc.	4,021	39,647
Cree, Inc.*	3,378	81,849
Intel Corp.	12,075	363,940
MKS Instruments, Inc.	1,063	35,642
Novatek Microelectronics Corp. (Taiwan)	8,000	25,117
Siliconware Precision Industries Co. Ltd. (Taiwan)	105,000	130,899
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	38,000	152,291
Tessera Technologies, Inc.	1,672	54,190
Texas Instruments, Inc.	1,514	74,973
Xilinx, Inc.	378	16,027

		1,165,909

Software — 0.6%
Autodesk, Inc.*	1,270	56,058
Citrix Systems, Inc.*	1,006	69,696
EPIQ Systems, Inc.	3,180	41,086
Microsoft Corp.	2,813	124,503
Monotype Imaging Holdings, Inc.	1,368	29,850
Nuance Communications, Inc.*	3,644	59,652

		380,845

Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	2,970	46,421
Bed Bath & Beyond, Inc.*	282	16,080
Chico’s FAS, Inc.	3,861	60,734
Children’s Place, Inc. (The)	767	44,233
DSW, Inc. (Class A Stock)	3,969	100,455
Foot Locker, Inc.	203	14,610
GameStop Corp. (Class A Stock)	2,820	116,213
Gap, Inc. (The)	605	17,244
GNC Holdings, Inc. (Class A Stock)	143	5,780
Group 1 Automotive, Inc.	364	30,995
Guess?, Inc.	1,582	33,792

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Nitori Holdings Co. Ltd. (Japan)	1,700	$133,117
Rent-A-Center, Inc.	2,382	57,763
Ross Stores, Inc.	2,477	120,060
Stage Stores, Inc.	2,662	26,194
Staples, Inc.	7,106	83,353
USS Co. Ltd. (Japan)	7,000	116,424
Williams-Sonoma, Inc.	1,520	116,052

		1,139,520

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	3,305	364,541
Foxconn Technology Co. Ltd. (Taiwan)	11,110	31,933
Hewlett-Packard Co.	3,670	93,989
Lenovo Group Ltd. (China)	18,000	15,217
Lite-On Technology Corp. (Taiwan)	25,115	23,138
Neopost SA (France)	1,932	50,360
Pegatron Corp. (Taiwan)	11,000	26,920
Quanta Computer, Inc. (Taiwan)	12,000	20,888
SanDisk Corp.	2,966	161,143
Seagate Technology PLC	4,362	195,418
Wistron Corp. (Taiwan)	32,891	17,198

		1,000,745

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	3,493	101,053
Culp, Inc.	1,863	59,746
Li & Fung Ltd. (Hong Kong)	180,000	137,886
Wolverine World Wide, Inc.	2,398	51,893
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	32,000	119,055

		469,633

Thrifts & Mortgage Finance — 0.5%
Astoria Financial Corp.	1,629	26,227
Brookline Bancorp, Inc.	5,117	51,886
EverBank Financial Corp.	2,352	45,394
MGIC Investment Corp.*	545	5,047
New York Community Bancorp, Inc.	1,543	27,866
Northfield Bancorp, Inc.	1,977	30,070
Northwest Bancshares, Inc.	4,128	53,664
Oritani Financial Corp.	2,748	42,924
Territorial Bancorp, Inc.	1,750	45,570

		328,648

Tobacco — 0.9%
British American Tobacco Malaysia Bhd (Malaysia)	2,000	27,462
British American Tobacco PLC (United Kingdom)	2,379	131,263
Imperial Tobacco Group PLC (United Kingdom)	2,917	150,805
Japan Tobacco, Inc. (Japan)	3,800	117,877
KT&G Corp. (South Korea)	350	32,924
Reynolds American, Inc.	954	42,234
Souza Cruz SA (Brazil)	2,500	16,805
Vector Group Ltd.	1,308	29,574

		548,944

Trading Companies & Distributors — 0.3%
AKR Corporindo Tbk PT (Indonesia)	77,300	30,956
Kaman Corp.	1,334	47,824
NOW, Inc.*	1,217	18,012

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	10,800	$104,440
United Rentals, Inc.*	143	8,587

		209,819

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	131,000	122,448
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	3,900	33,913
Hutchison Port Holdings Trust (Singapore), UTS	208,700	114,785
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	38,000	24,864
TAV Havalimanlari Holding A/S (Turkey)	2,663	20,925

		316,935

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	22,000	32,840
Severn Trent PLC (United Kingdom)	3,914	129,475
TTW PCL (Thailand), NDVR	106,900	32,126

		194,441

Wireless Telecommunication Services — 1.1%
Axiata Group Bhd (Malaysia)	14,600	19,285
China Mobile Ltd. (China)	2,500	29,924
DiGi.Com Bhd (Malaysia)	16,300	20,579
Far EasTone Telecommunications Co. Ltd. (Taiwan)	14,000	30,194
Intouch Holdings PCL (Thailand), NVDR	13,800	27,686
KDDI Corp. (Japan)	5,600	125,345
Maxis Bhd (Malaysia)	14,000	20,885
MTN Group Ltd. (South Africa)	1,510	19,418
NTT DoCoMo, Inc. (Japan)	7,000	118,069
Rogers Communications, Inc. (Canada) (Class B Stock)	3,300	113,701
SK Telecom Co. Ltd. (South Korea)	123	27,286
StarHub Ltd. (Singapore)	40,600	98,857
Taiwan Mobile Co. Ltd. (Taiwan)	10,000	30,616
Turkcell Iletisim Hizmetleri A/S (Turkey)	5,231	18,253
Vodacom Group Ltd. (South Africa)	2,428	24,152

		724,250

TOTAL COMMON STOCKS (cost $48,355,380)		44,827,002

EXCHANGE TRADED FUNDS — 1.4%
iShares MSCI ACWI ex US ETF	12,700	495,935
iShares Russell 2000 ETF	3,646	398,143

TOTAL EXCHANGE TRADED FUNDS (cost $935,211)		894,078

PREFERRED STOCKS
Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	4,100	7,208

Metals & Mining
Vale SA (Brazil) (PRFC)	2,800	9,393

TOTAL PREFERRED STOCKS (cost $33,227)		16,601

TOTAL LONG-TERM INVESTMENTS (cost $59,167,818)		55,496,642

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,250,177)(w)	8,250,177	$8,250,177

TOTAL INVESTMENTS — 99.5% (cost $67,417,995)		63,746,819
Other assets in excess of liabilities(x) — 0.5%		345,074

NET ASSETS — 100.0%		$64,091,893

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
66	S&P 500 E-Mini	Dec. 2015	$6,402,933	$ 6,298,710	$(104,223)

(1)	Cash of $333,960 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2015.

(2)	The amount represents fair value of the derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,758,961	$—	$—
Common Stocks	29,845,079	14,981,923	—
Exchange Traded Funds	894,078	—	—
Preferred Stocks	16,601	—	—
Affiliated Money Market Mutual Fund	8,250,177
Other Financial Instruments*
Financial Futures Contracts	(104,223)	—	—

Total	$48,660,673	$14,981,923	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Air Freight & Logistics — 6.1%
Expeditors International of Washington, Inc.	1,560,813	$73,436,252
United Parcel Service, Inc. (Class B Stock)	666,270	65,754,186

		139,190,438

Beverages — 11.5%
Coca-Cola Co. (The)	2,117,921	84,970,991
Monster Beverage Corp.*	775,831	104,845,801
SABMiller PLC (United Kingdom), ADR	1,317,558	75,443,371

		265,260,163

Biotechnology — 2.2%
Amgen, Inc.	358,200	49,546,224

Capital Markets — 3.8%
Greenhill & Co., Inc.	362,603	10,323,307
SEI Investments Co.	1,618,652	78,067,586

		88,390,893

Communications Equipment — 8.8%
Cisco Systems, Inc.	4,471,867	117,386,509
QUALCOMM, Inc.	1,564,913	84,082,776

		201,469,285

Consumer Finance — 1.2%
American Express Co.	371,389	27,531,067

Energy Equipment & Services — 2.5%
Schlumberger Ltd.	849,790	58,610,016

Food Products — 3.8%
Danone SA (France), ADR	6,868,133	86,538,476

Health Care Equipment & Supplies — 3.7%
Varian Medical Systems, Inc.*(a)	706,416	52,119,373
Zimmer Biomet Holdings, Inc.	351,672	33,032,551

		85,151,924

Hotels, Restaurants & Leisure — 2.2%
Yum! Brands, Inc.	634,655	50,740,667

Household Products — 3.3%
Procter & Gamble Co. (The)	1,063,011	76,473,011

Internet & Catalog Retail — 6.1%
Amazon.com, Inc.*	272,604	139,543,262

Internet Software & Services — 14.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,351,350	79,689,110
Facebook, Inc. (Class A Stock)*	1,428,056	128,382,234
Google, Inc. (Class A Stock)*	101,171	64,584,531
Google, Inc. (Class C Stock)*	101,446	61,721,775

		334,377,650

IT Services — 6.0%
Automatic Data Processing, Inc.(a)	259,819	20,879,055
Visa, Inc. (Class A Stock)(a)	1,690,340	117,749,084

		138,628,139

Pharmaceuticals — 8.3%
Merck & Co., Inc.	613,747	30,312,964
Novartis AG (Switzerland), ADR	761,252	69,974,284
Novo Nordisk A/S (Denmark), ADR(a)	1,669,564	90,557,151

		190,844,399

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	175,371	$9,892,678
ARM Holdings PLC (United Kingdom), ADR(a)	1,143,190	49,442,968

		59,335,646

Software — 11.0%
Autodesk, Inc.*	1,113,160	49,134,882
FactSet Research Systems, Inc.	314,301	50,228,443
Microsoft Corp.	1,187,933	52,577,915
Oracle Corp.	2,821,044	101,896,109

		253,837,349

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	505,186	34,817,419

TOTAL COMMON STOCKS
(cost $1,992,745,609)		2,280,286,028

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $116,121,752; includes $116,120,860 of cash collateral forsecurities on loan)(b)(w)	116,121,752	116,121,752

TOTAL INVESTMENTS — 104.1% (cost $2,108,867,361)		2,396,407,780
Liabilities in excess of other assets — (4.1)%		(94,559,261)

NET ASSETS — 100.0%		$2,301,848,519

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $116,089,790; cash collateral of $116,120,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$139,190,438	$—	$—
Beverages	265,260,163	—	—
Biotechnology	49,546,224	—	—
Capital Markets	88,390,893	—	—
Communications Equipment	201,469,285	—	—
Consumer Finance	27,531,067	—	—
Energy Equipment & Services	58,610,016	—	—
Food Products	86,538,476	—	—
Health Care Equipment & Supplies	85,151,924	—	—
Hotels, Restaurants & Leisure	50,740,667	—	—
Household Products	76,473,011	—	—
Internet & Catalog Retail	139,543,262	—	—
Internet Software & Services	334,377,650	—	—
IT Services	138,628,139	—	—
Pharmaceuticals	190,844,399	—	—
Semiconductors & Semiconductor Equipment	59,335,646	—	—
Software	253,837,349	—	—
Specialty Retail	34,817,419	—	—
Affiliated Money Market Mutual Fund	116,121,752	—	—

Total	$2,396,407,780	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 108.6%

ASSET-BACKED SECURITIES — 22.0%

Collateralized Loan Obligations — 4.8%
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	1.597	%(c)	01/30/25	6,500	$6,480,901
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	1.624	%(c)	10/29/25	7,050	6,976,249
Cent CLO 21 Ltd. (Cayman Islands), Series 2014-21A, Class A1B, 144A	1.685	%(c)	07/27/26	7,000	6,924,417
CIFC Funding 2014-II Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A(g)	1.809	%(c)	05/24/26	7,000	6,943,551
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	1.723	%(c)	05/20/23	9,400	9,401,434
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739	%(c)	07/15/27	8,500	8,395,780
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739	%(c)	07/17/26	8,250	8,175,206
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	1.662	%(c)	01/21/26	8,000	7,959,610
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class A, 144A(g)	1.769	%(c)	07/15/26	7,500	7,441,513

					68,698,661

Non-Residential Mortgage-Backed Securities — 17.2%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	2,232	2,231,225
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	2,759	2,757,765
American Express Credit Account Master Trust, Series 2012-5, Class A	0.590%		05/15/18	3,405	3,404,997
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3	0.610%		10/10/17	743	742,737
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3	0.650%		12/08/17	2,365	2,364,798
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	3.150%		03/20/17	9,977	10,035,236
Avis Budget Rental Car Funding AESOP LLC, Series 2011-3A, Class A, 144A	3.410%		11/20/17	1,951	1,994,841
Avis Budget Rental Car Funding AESOP LLC, Series 2011-5A, Class A, 144A	3.270%		02/20/18	1,955	1,999,609
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	5,889	6,001,062
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	1,396	1,402,913
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,834	3,876,945
Barclays Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	5,050	5,049,955
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	4,705	4,715,304
California Republic Auto Receivables Trust, Series 2014-2, Class A2	0.540%		03/15/17	287	286,971
California Republic Auto Receivables Trust, Series 2014-4, Class A2	0.770%		09/15/17	4,406	4,403,531
California Republic Auto Receivables Trust, Series 2015-3, Class A4	2.130%		05/17/21	4,347	4,346,790
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3	1.310%		12/20/17	5,411	5,413,473

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3	1.090%		03/20/18	7,751	$7,745,474
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,071,454
Capital Auto Receivables Asset Trust, Series 2015-2, Class A1A	0.990%		10/20/17	7,471	7,464,007
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	2,898	2,909,711
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	261	260,820
CarMax Auto Owner Trust, Series 2012-2, Class A3	0.840%		03/15/17	26	25,710
CarMax Auto Owner Trust, Series 2015-2, Class A2A	0.820%		06/15/18	2,081	2,079,385
CarMax Auto Owner Trust, Series 2015-2, Class A4	1.800%		03/15/21	4,026	4,055,124
Chase Issuance Trust, Series 2015-A4, Class A4	1.840%		04/15/22	4,744	4,740,205
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	4,117	4,118,778
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	3,188	3,187,734
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	5,242	5,267,602
CNH Equipment Trust, Series 2015-B, Class A4	1.890%		04/15/22	2,416	2,432,035
CNH Equipment Trust, Series 2015-C, Class A3	1.660%		11/16/20	2,718	2,734,292
Discover Card Execution Note Trust, Series 2012-B3, Class B3	0.657	%(c)	05/15/18	3,650	3,649,646
Drive Auto Receivables Trust, Series 2015-CA, Class A3, 144A	1.380%		10/15/18	2,029	2,026,129
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%		11/15/21	2,200	2,199,889
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%		01/17/23	1,100	1,099,830
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	3,282	3,290,671
Fifth Third Auto Trust, Series 2014-3, Class A3	0.960%		03/15/19	2,219	2,219,333
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%		12/16/19	3,922	3,927,453
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	1,303	1,302,327
GM Financial Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,580	2,585,673
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%		05/15/20	2,546	2,556,105
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A2, 144A	1.495%		01/16/46	790	789,210
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,200,000
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.981%		11/15/46	8,710	8,675,160
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,148,299
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	1,419,716
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	589,882

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	$2,597,400
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3	0.480%		11/21/16	1,994	1,993,740
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	1,132	1,131,667
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	4,751	4,751,409
Hyundai Auto Receivables Trust, Series 2013-A, Class A3	0.560%		07/17/17	1,730	1,729,159
John Deere Owner Trust, Series 2014-A, Class A3	0.920%		04/16/18	2,503	2,502,469
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%		08/17/20	3,490	3,504,477
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	5,745	5,745,098
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class A, 144A	1.800%		07/15/19	4,876	4,900,297
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3	0.500%		05/15/17	1,588	1,587,833
Santander Drive Auto Receivables Trust, Series 2013-4, Class A3	1.110%		12/15/17	1,187	1,186,871
SLM Private Education Loan Trust, Series 2011-B, Class A1, 144A	1.057	%(c)	12/16/24	2,996	2,996,068
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.607	%(c)	08/15/25	261	261,981
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	0.957	%(c)	10/16/23	4,039	4,036,531
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.457	%(c)	05/16/44	3,111	3,236,144
SLM Student Loan Trust, Series 2011-1, Class A1	0.719	%(c)	03/25/26	511	502,767
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.307	%(c)	08/15/23	3,677	3,678,925
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,600	4,648,222
Synchrony Credit Card Master Note Trust, Series 2011-2, Class A	0.687	%(c)	05/15/19	7,403	7,402,060
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A	1.360%		08/17/20	5,042	5,044,390
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	4,249	4,256,648
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	4,796	4,802,873
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A2	0.530%		07/20/17	7,338	7,326,012
World Financial Network Credit Card Master Trust, Series 2013-B, Class A	0.910%		03/16/20	3,031	3,032,303
World Omni Auto Receivables Trust, Series 2014-A, Class A2	0.430%		05/15/17	58	58,079
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A3	1.100%		12/15/16	4,025	4,027,620
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	597	597,524

					247,338,373

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.999	%(c)	02/25/35	704	$689,627

TOTAL ASSET-BACKED SECURITIES (cost $316,992,503)					316,726,661

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.867	%(c)	12/05/32	800	817,193
COMM Mortgage Trust, Series 2015-PC1, Class AM	4.290%		07/10/50	2,165	2,286,820
COMM Mortgage Trust, Series 2015-PC1, Class B	4.590	%(c)	07/10/50	1,122	1,140,350
Commercial Mortgage Pass-Through Certificates, Series 2013-WWP, Class D, 144A	3.898%		03/10/31	2,939	2,949,101
Commercial Mortgage Pass-Through Certificates, Series 2014-CR19, Class XA, IO	1.459	%(c)	08/10/47	5,992	436,234
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS6, Class XA, IO	1.076	%(c)	12/10/47	33,128	2,167,018
Commercial Mortgage Trust, Series 2014-UBS5, Class B	4.514	%(c)	09/10/47	2,205	2,311,502
Csail Commercial Mortgage Trust, Series 2015-C2, Class C	4.353	%(c)	06/15/57	1,240	1,193,018
DBWF Mortgage Trust, Series 2015-LCM, Class A2, 144A	3.535	%(c)	06/10/34	1,557	1,540,581
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535	%(c)	06/10/34	1,634	1,505,844
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.371	%(c)	02/25/32	27,484	5,259,870
FREMF Mortgage Trust, Series 2014-K503, Class B, 144A	3.079	%(c)	10/25/47	2,005	2,039,408
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 144A	3.495	%(c)	12/15/19	1,200	1,183,504
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 144A	3.087%		03/05/37	504	497,501
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.425	%(c)	04/15/47	6,040	306,519
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.438	%(c)	04/15/47	1,697	43,494
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,333,797
Motel 6 Trust, Series 2015-MTL6, Class D, 144A	4.532%		02/05/30	1,500	1,487,516
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872	%(c)	01/05/35	1,844	1,826,375
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795	%(c)	07/15/45	5,670	5,828,533
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.277	%(c)	05/15/48	3,250	2,621,184
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.920	%(c)	06/15/48	9,982	528,013
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B	3.719%		04/15/50	2,692	2,613,846
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.379	%(c)	05/15/47	11,954	814,286
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.734	%(c)	05/15/47	2,346	108,524
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class B	4.236	%(c)	11/15/47	6,242	6,385,248

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.099	%(c)	11/15/47	27,957	$1,718,814
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.435	%(c)	11/15/47	63,715	1,790,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,865,293)					55,734,980

CORPORATE BONDS — 25.4%

Aerospace & Defense — 0.1%
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35	777	749,949

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	2,104	3,364,363
Reynolds American, Inc., Gtd. Notes	5.700%		08/15/35	893	970,396
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		05/01/40	1,955	2,408,613

					6,743,372

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,475,432
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	568	664,775
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35	2,895	2,681,711
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%		06/14/16	2,180	2,209,149

					7,031,067

Banks — 3.7%
Bank of America Corp., Sub. Notes	3.950%		04/21/25	1,258	1,223,826
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	3,206	3,203,705
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	1,933	1,910,993
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.650%		03/16/25	3,900	3,723,509
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	3,737	4,064,675
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950%		01/15/27	1,600	1,822,365
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	5,685	6,781,739
HBOS PLC (United Kingdom), Sub. Notes, 144A	6.000%		11/01/33	1,640	1,823,650
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	7,491	7,419,416
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A(a)	4.875%		06/10/25	600	598,973
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	3,010	3,373,870
Morgan Stanley, Sub. Notes	5.000%		11/24/25	37	39,339
Morgan Stanley, Sub. Notes, MTN(a)	4.350%		09/08/26	6,997	7,033,007
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,543	4,365,330
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	5,475	6,538,294

					53,922,691

Beverages
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	4.625%		04/12/23	493	482,055

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	6.400%		02/01/39	4,131	4,900,130
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%		09/01/35	1,500	1,501,292

					6,401,422

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals — 0.4%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	2,886	$3,729,096
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,971,749

				5,700,845

Commercial Services — 0.2%
McGraw Hill Financial, Inc., Gtd. Notes, 144A	4.400%	02/15/26	2,334	2,368,574
Western Union Co. (The), Sr. Unsec’d. Notes	3.350%	05/22/19	821	843,564

				3,212,138

Computers — 0.3%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	4.900%	10/15/25	3,959	3,948,113

Diversified Financial Services — 2.3%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,252	1,267,650
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.625%	10/15/20	8,328	8,656,956
General Electric Capital Corp., Gtd. Notes, MTN	6.750%	03/15/32	10,298	13,945,243
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	2,450	2,753,442
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	03/15/22	3,316	3,510,815
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,887	3,100,537

				33,234,643

Electric — 0.8%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	07/14/25	200	202,479
Empresa Electrica Guacolda SA (Chile), Sr. Unsec’d. Notes, 144A	4.560%	04/30/25	200	189,098
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	1,000	1,140,000
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	3,082	3,322,072
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,182	3,181,656
Lamar Funding Ltd. (Oman), Gtd. Notes, 144A	3.958%	05/07/25	500	467,500
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,796,882

				11,299,687

Electronics — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	932	1,002,900

Engineering & Construction — 0.1%
China Railway Resources Huitung Ltd. (China), Gtd. Notes	3.850%	02/05/23	873	865,758
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.250%	06/27/29	1,160	603,200
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%	06/26/42	739	404,603

				1,873,561

Foods — 0.4%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	818,730
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	886,232
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39	1,000	1,243,100

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	2,325	$2,428,669
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	387	428,099

				5,804,830

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	1,834	2,635,375

Gas — 0.2%
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	1,077	1,017,882
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	950	933,958
Transportadora de Gas del Peru SA (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	1,100	1,029,875

				2,981,715

Healthcare-Products — 0.1%
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes(a)	4.250%	08/15/35	1,101	1,030,591

Insurance — 0.6%
Symetra Financial Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/16	1,794	1,833,377
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	4.900%	09/15/44	4,415	4,541,697
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,401,380

				8,776,454

Internet — 1.1%
Alibaba Group Holding Ltd. (China), Gtd. Notes, 144A(a)	3.600%	11/28/24	3,000	2,802,480
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.800%	12/05/34	6,279	6,452,043
Expedia, Inc., Gtd. Notes	4.500%	08/15/24	4,977	4,994,146
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	05/02/19	1,900	1,931,713

				16,180,382

Iron/Steel — 0.3%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,125	4,351,875
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.625%	04/29/24	363	272,250

				4,624,125

Leisure Time — 0.2%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,414,520

Lodging — 0.4%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,265,433
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	4,335	3,824,476

				6,089,909

Media — 1.9%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	1,957,663
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	630	769,848

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.384%	10/23/35	4,711	$4,766,340
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	2,402	2,912,322
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	2,181	2,290,196
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875%	04/11/22	4,500	4,342,500
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	5,218	5,465,234
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	1,962	2,505,392
Viacom, Inc., Sr. Unsec’d. Notes	6.875%	04/30/36	1,693	1,758,924

				26,768,419

Mining — 0.4%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	2,405	2,141,900
Glencore Finance Canada (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41	3,515	2,460,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,666	1,542,086

				6,144,486

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	2,045	1,931,762

Oil & Gas — 1.9%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	2,618	2,791,351
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	1,211	1,265,623
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.900%	09/01/21	513	533,793
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,685	7,780,663
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%	03/15/25	198	197,107
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,518,407
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	714	886,722
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,056,310
Kunlun Energy Co. Ltd. (China), Sr. Unsec’d. Notes, 144A	3.750%	05/13/25	850	817,105
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	255,817
Marathon Oil Corp., Sr. Unsec’d. Notes(a)	5.200%	06/01/45	1,457	1,228,902
Marathon Oil Corp., Sr. Unsec’d. Notes	6.600%	10/01/37	999	1,001,048
Rowan Cos., Inc., Gtd. Notes(a)	7.875%	08/01/19	3,186	3,159,817
Shell International Finance BV (Netherlands), Gtd. Notes(a)	6.375%	12/15/38	1,107	1,381,044
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,112	1,595,511

				27,469,220

Oil & Gas Services — 0.4%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	743,577
Weatherford International Ltd., Gtd. Notes(a)	9.875%	03/01/39	4,405	4,401,361

				5,144,938

Pharmaceuticals — 0.8%
Actavis Funding SCS, Gtd. Notes(a)	4.550%	03/15/35	1,036	953,183
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41	1,865	2,152,005
Forest Laboratories, LLC, Gtd. Notes, 144A	4.375%	02/01/19	3,527	3,733,037

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Forest Laboratories, LLC, Gtd. Notes, 144A	5.000%	12/15/21	3,316	$3,597,137
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	986	883,435

				11,318,797

Pipelines — 2.2%
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,068	3,704,131
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	6.125%	12/15/45	1,183	1,050,285
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	3,619	3,796,501
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	2,372	2,848,857
Gulfstream Natural Gas System LLC, Unsec’d. Notes, 144A	4.600%	09/15/25	500	503,186
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,642,883
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	2,825	2,943,483
Kinder Morgan Energy Partners LP, Gtd. Notes	7.500%	11/15/40	673	704,558
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%	01/15/32	758	796,864
Kinder Morgan, Inc., Gtd. Notes, MTN	8.050%	10/15/30	684	753,311
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,120,897
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A(a)	4.250%	06/15/24	1,829	1,778,465
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	8.375%	06/15/32	1,061	1,106,944
Transportadora de Gas Internacional SA (Colombia), Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	756	759,780
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	2,388	2,272,048

				31,782,193

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., Sr. Unsec’d. Notes(a)	4.000%	06/01/25	3,287	3,207,188
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	5,729	5,780,762
EPR Properties, Gtd. Notes(a)	5.250%	07/15/23	3,573	3,671,615
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,700	1,702,331
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	1,756	1,906,770
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24	797	805,667
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,919	3,043,058
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	3,122	3,577,166

				23,694,557

Retail — 0.2%
QVC, Inc., Sr. Sec’d. Notes(a)	5.125%	07/02/22	1,435	1,475,197
Walgreens Boots Alliance, Inc., Gtd. Notes	4.800%	11/18/44	987	946,157

				2,421,354

Savings & Loans — 0.2%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	2,113	2,375,519

Semiconductors — 0.1%
KLA-Tencor Corp., Sr. Unsec’d. Notes(a)	4.650%	11/01/24	2,005	2,003,560

Software — 0.1%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes(a)	4.375%	12/01/22	1,751	1,731,461

Telecommunications — 1.6%
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%	05/15/35	640	585,482

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	6.300%	01/15/38	2,582	$2,840,887
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	5,133	5,816,377
GTE Corp., Gtd. Notes	6.940%	04/15/28	8,350	10,051,338
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	3.750%	05/15/22	3,269	3,044,132
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.272%	01/15/36	726	658,399
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.850%	09/15/35	368	400,828

				23,397,443

Textiles — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	2,263	2,293,184

Trucking & Leasing — 0.5%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(a)	6.750%	04/06/21	6,615	7,425,338

Water — 0.3%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	4,800	4,777,958

TOTAL CORPORATE BONDS (cost $379,979,092)				366,820,533

FOREIGN GOVERNMENT BONDS — 2.1%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	1,000	875,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	189	153,090
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	934,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	2,051,296
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,143,000
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.875%	10/14/44	900	713,250
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,830,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.000%	10/02/23	1,000	1,018,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45	2,954	3,024,158
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	4.000%	09/22/24	537	529,616
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	508,500
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes, 144A	3.300%	11/21/22	400	365,000
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Gov’t. Gtd. Notes, 144A	4.325%	05/28/25	800	737,040
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%	08/25/27	836	819,280
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	10/21/24	1,507	2,247,538
Republic of Bermuda (Bermuda), Sr. Unsec’d. Notes, 144A(a)	5.603%	07/20/20	1,950	2,154,750
Republic of Colombia (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24	1,150	1,114,350

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Poland (Poland), Sr. Unsec’d. Notes(a)	4.000%		01/22/24	1,000	$1,057,500
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%		01/16/24	400	432,000
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%		04/14/26	400	363,500
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	4,451	4,613,462
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%		09/16/23	250	252,085
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24	812	893,200

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,614,996)					29,830,515

MUNICIPAL BONDS — 0.6%

Georgia — 0.2%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%		04/01/57	2,756	2,994,835

New York — 0.1%
Port Authority of New York & New Jersey, Revenue Bonds	4.823%		06/01/45	1,700	1,751,425

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%		02/15/41	1,160	1,590,000

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,848	2,202,003

TOTAL MUNICIPAL BONDS (cost $8,446,879)					8,538,263

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Granite Master Issuer PLC (United Kingdom), Series 2005-2, Class A6	0.476	%(c)	12/20/54	598	597,540
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.416	%(c)	12/20/54	1,449	1,443,957
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069	%(c)	09/25/42	2,141	2,076,584
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570	%(c)	12/25/59	1,639	1,638,331

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,804,658)					5,756,412

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.5%
Federal Home Loan Mortgage Corp.	2.159	%(c)	06/01/43	9,845	10,061,215
Federal Home Loan Mortgage Corp.	3.171	%(c)	07/01/44	4,311	4,471,872
Federal Home Loan Mortgage Corp.	3.215	%(c)	06/01/44	9,290	9,650,841
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	9,479	10,277,405
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	6,622	7,041,257
Federal National Mortgage Assoc.	2.804	%(c)	11/01/44	2,060	2,138,302
Federal National Mortgage Assoc.	3.000%		TBA	21,328	21,569,606
Federal National Mortgage Assoc.	3.000%		TBA	19,350	20,149,697
Federal National Mortgage Assoc.	3.500%		04/01/43-05/01/45	44,791	46,996,860
Federal National Mortgage Assoc.	3.500%		TBA	37,960	39,513,689
Federal National Mortgage Assoc.	3.500%		TBA	47,930	49,998,477
Federal National Mortgage Assoc.	4.000%		10/01/40-02/01/45	43,185	46,370,735
Federal National Mortgage Assoc.	4.500%		TBA	68,937	74,664,155

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%		09/01/36	1,653	$1,861,981
Government National Mortgage Assoc.	2.200%		02/16/45-04/16/47	6,181	6,252,403
Government National Mortgage Assoc.	2.325%		01/16/46	2,048	2,084,366
Government National Mortgage Assoc.	2.900	%(c)	02/16/49-11/16/55	9,732	9,950,588
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%		12/15/42	4,345	4,148,137

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $366,182,193)					367,201,586

U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bonds(a)	3.000%		05/15/45	49,162	50,310,375
U.S. Treasury Notes	0.875%		10/15/17	65,452	65,723,037
U.S. Treasury Notes	1.250%		11/30/18	182,379	183,841,862
U.S. Treasury Notes	1.375%		09/30/20	113,796	113,769,372

TOTAL U.S. TREASURY OBLIGATIONS (cost $411,964,006)					413,644,646

TOTAL LONG-TERM INVESTMENTS (cost $1,575,849,620)					1,564,253,596

				Shares
SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $183,004,360; includes $109,439,369 of cash collateral for securities on loan)(b)(w)				183,004,360	183,004,360

TOTAL INVESTMENTS — 121.3% (cost $1,758,853,980)					1,747,257,956
Liabilities in excess of other assets — (21.3)%					(306,783,029)

NET ASSETS — 100.0%					$1,440,474,927

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,842,598; cash collateral of $109,439,369 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$68,698,661	$—
Non-Residential Mortgage-Backed Securities	—	243,190,074	4,148,299
Residential Mortgage-Backed Securities	—	689,627	—
Commercial Mortgage-Backed Securities	—	50,475,110	5,259,870
Corporate Bonds	—	362,872,420	3,948,113
Foreign Government Bonds	—	29,830,515	—
Municipal Bonds	—	8,538,263	—
Residential Mortgage-Backed Securities	—	5,756,412	—
U.S. Government Agency Obligations	—	367,201,586	—
U.S. Treasury Obligations	—	413,644,646	—
Affiliated Money Market Mutual Fund	183,004,360	—	—

Total	$183,004,360	$1,550,897,314	$13,356,282

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 12/31/14	$—	$5,582,700	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(9,586)	(47,341)	—
Purchases	—	—	3,948,113
Sales	—	—	—
Accrued discount/premium	—	(275,489)	—
Transfers in and/or out of Level 3	4,157,885	—	—

Balance as of 09/30/15	$4,148,299	$5,259,870	$3,948,113

*	Of which, $(56,927) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities	$4,148,299	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	5,259,870	Market approach	Single broker indicative quote
Corporate Bonds	3,948,113	Pricing at cost	Unadjusted purchase price

	$13,356,282

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
AFFILIATED MUTUAL FUNDS
AST FQ Absolute Return Currency Portfolio*	1,997	$18,529
AST Goldman Sachs Strategic Income Portfolio*	5,353	51,333
AST Morgan Stanley Multi-Asset Portfolio*	3,775	36,543
AST Neuberger Berman Long/Short Portfolio*	5,818	55,151
AST Wellington Real Total Return Portfolio*	1,860	17,648

TOTAL LONG-TERM INVESTMENTS (cost $182,400)(w)		179,204

	Shares	Value
SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $23,213)(w)	23,213	$23,213

TOTAL INVESTMENTS — 110.3% (cost $205,613)		202,417
Liabilities in excess of other assets — (10.3)%		(18,835)

NET ASSETS — 100.0%		$183,582

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$179,204	$—	$—
Affiliated Money Market Mutual Fund	23,213	—	—

Total	$202,417	$—	$—

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	35,203	$355,899
AST Blackrock Low Duration Bond Portfolio*	85,911	896,049
AST Goldman Sachs Global Income Portfolio*	35,298	356,865
AST Goldman Sachs Strategic Income Portfolio*	92,090	883,144
AST High Yield Portfolio*	93,049	770,447
AST Lord Abbett Core Fixed Income Portfolio*	319,110	3,832,509
AST Prudential Core Bond Portfolio*	791,995	8,933,708
AST Templeton Global Bond Portfolio*	77,379	785,401
AST Wellington Management Global Bond Portfolio*	35,200	356,578
AST Western Asset Emerging Markets Debt Portfolio*	46,398	431,968

TOTAL LONG-TERM INVESTMENTS (cost $17,682,895)(w)		17,602,568

	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $80,006)(w)	80,006	$80,006

TOTAL INVESTMENTS — 100.2% (cost $17,762,901)		17,682,574
Liabilities in excess of other assets — (0.2)%		(29,349)

NET ASSETS — 100.0%		$17,653,225

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,602,568	$—	$—
Affiliated Money Market Mutual Fund	80,006	—	—

Total	$17,682,574	$—	$—

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
AFFILIATED MUTUAL FUNDS — 91.5%
AST AQR Emerging Markets Equity Portfolio*	81,699	$690,358
AST Global Real Estate Portfolio*	15,640	169,382
AST Goldman Sachs Mid-Cap Growth Portfolio*	90,769	647,186
AST International Growth Portfolio*	120,908	1,560,927
AST International Value Portfolio*	93,764	1,553,667
AST Large-Cap Value Portfolio*	46,671	948,824
AST MFS Global Equity Portfolio*	29,581	440,752
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	25,328	645,367
AST QMA US Equity Alpha Portfolio*	39,302	812,368
AST Small-Cap Growth Portfolio*	6,214	194,615
AST Small-Cap Value Portfolio*	9,696	192,365
AST T. Rowe Price Large-Cap Growth Portfolio*	42,531	956,106

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,472,895)(w)		8,811,917

EXCHANGE TRADED FUNDS — 5.6%
iShares Currency Hedged MSCI Japan ETF	8,520	234,130
iShares Russell 2000 Index Fund	1,600	174,720
SPDR S&P 500 ETF Trust	100	19,163
Vanguard Information Technology ETF	1,100	110,000

TOTAL EXCHANGE TRADED FUNDS (cost $604,680)		538,013

TOTAL LONG-TERM INVESTMENTS (cost $10,077,575)		9,349,930

	Shares	Value
SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $382,016)(w)	382,016	$382,016

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $24,978) 0.210%	03/03/16	25	24,997

TOTAL SHORT-TERM INVESTMENTS (cost $406,994)			407,013

TOTAL INVESTMENTS — 101.3% (cost $10,484,569)			9,756,943
Liabilities in excess of other assets(x) — (1.3)%			(129,614)

NET ASSETS — 100.0%			$9,627,329

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)
Long Position:
2	Euro STOXX 50	Dec. 2015	$ 70,732	$ 69,078	$(1,654)

(1)	U.S. Treasury Securities with a market value of $24,997 has been segregated to cover requirement for open futures contracts as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,811,917	$—	$—
Exchange Traded Funds	538,013	—	—
U.S. Treasury Obligation	—	24,997	—
Affiliated Money Market Mutual Fund	382,016	—	—
Other Financial Instruments*
Financial Futures Contracts	(1,654)	—	—

AST MANAGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3

Total	$9,730,292	$24,997	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.4%
Austria — 0.4%
Erste Group Bank AG*	90,647	$2,634,295

Brazil — 0.5%
AMBEV SA	570,375	2,802,599

Canada — 1.7%
Canadian National Railway Co.	180,800	10,262,208

Czech Republic — 0.2%
Komercni Banka A/S	5,460	1,183,410

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	62,984	4,839,781

France — 7.6%
Air Liquide SA	27,190	3,223,452
Danone SA	154,887	9,777,008
Hermes International	3,187	1,160,116
Legrand SA	109,875	5,845,719
LVMH Moet Hennessy Louis Vuitton SE	65,344	11,124,423
Pernod Ricard SA	80,648	8,142,936
Schneider Electric SE	109,328	6,122,298

		45,395,952

Germany — 6.3%
Bayer AG	102,028	13,090,100
Brenntag AG	48,438	2,613,428
Deutsche Boerse AG	39,826	3,434,773
Linde AG	58,418	9,488,568
Merck KGaA	54,492	4,824,547
MTU Aero Engines AG	45,137	3,778,916

		37,230,332

Hong Kong — 0.2%
Sands China Ltd.	320,400	973,202

Israel — 0.5%
Check Point Software Technologies Ltd.*(a)	37,552	2,979,000

Japan — 1.3%
Hoya Corp.	134,600	4,408,405
INPEX Corp.	210,000	1,877,555
Lawson, Inc.	19,800	1,460,896

		7,746,856

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	418,988	2,055,172

Netherlands — 2.5%
Akzo Nobel NV	107,048	6,962,360
Heineken NV	98,256	7,955,698

		14,918,058

Peru — 0.2%
Credicorp Ltd.	9,411	1,000,954

Russia — 0.1%
Sberbank of Russia, ADR	91,378	449,580

South Korea — 0.5%
Samsung Electronics Co. Ltd.	3,306	3,171,954

Spain — 0.2%
Aena SA*	11,925	1,319,083

Sweden — 1.6%
Svenska Cellulosa AB SCA (Class B Stock)	348,411	9,749,284

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 8.5%
Adecco SA*	76,443	$5,598,348
Cie Financiere Richemont SA	78,487	6,107,150
Julius Baer Group Ltd.*	79,589	3,614,296
Nestle SA	219,917	16,539,010
Roche Holding AG	18,789	4,987,945
Sonova Holding AG	25,002	3,219,461
Swiss Re AG	26,502	2,273,796
UBS Group AG	451,521	8,347,779

		50,687,785

Thailand — 0.2%
Kasikornbank PCL	286,800	1,349,582

United Kingdom — 10.9%
Burberry Group PLC	152,771	3,166,729
Compass Group PLC	457,852	7,313,196
Delphi Automotive PLC	57,150	4,345,686
Diageo PLC	448,447	12,048,349
Reckitt Benckiser Group PLC	187,995	17,048,424
Sky PLC	376,448	5,955,779
Standard Chartered PLC	305,762	2,967,393
Whitbread PLC	17,276	1,223,938
William Hill PLC	338,559	1,800,666
WPP PLC	417,955	8,701,388

		64,571,548

United States — 53.8%
3M Co.	66,342	9,405,305
Accenture PLC (Class A Stock)	161,936	15,911,831
American Express Co.	124,564	9,233,929
Amphenol Corp. (Class A Stock)	81,448	4,150,590
AutoZone, Inc.*(a)	7,930	5,739,972
Bank of New York Mellon Corp. (The)	255,775	10,013,591
Cisco Systems, Inc.	153,092	4,018,665
Colgate-Palmolive Co.	128,863	8,177,646
DENTSPLY International, Inc.	97,920	4,951,814
eBay, Inc.*	83,746	2,046,752
Franklin Resources, Inc.	157,995	5,886,894
Goldman Sachs Group, Inc. (The)	40,111	6,969,687
Harley-Davidson, Inc.(a)	18,305	1,004,946
Honeywell International, Inc.	158,591	15,016,982
International Flavors & Fragrances, Inc.	42,697	4,408,892
Johnson & Johnson	42,688	3,984,925
Kellogg Co.	134,129	8,926,285
McDonald’s Corp.	45,915	4,524,005
Medtronic PLC	132,816	8,890,703
Microchip Technology, Inc.(a)	106,353	4,582,751
Monsanto Co.	42,772	3,650,163
National Oilwell Varco, Inc.(a)	61,075	2,299,474
NOW, Inc.*(a)	35,252	521,730
Omnicom Group, Inc.	81,806	5,391,015
Oracle Corp.	285,469	10,311,140
PayPal Holdings, Inc.*	83,746	2,599,476
Praxair, Inc.	50,738	5,168,173
Rockwell Automation, Inc.(a)	13,560	1,375,933
Sally Beauty Holdings, Inc.*	154,148	3,661,015
Schlumberger Ltd.	84,976	5,860,795
St. Jude Medical, Inc.	125,002	7,886,376
State Street Corp.	189,250	12,719,494
Stryker Corp.	93,801	8,826,674
Thermo Fisher Scientific, Inc.	121,552	14,863,379
Time Warner Cable, Inc.	37,490	6,724,581

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner, Inc.	213,225	$14,659,219
Union Pacific Corp.	33,780	2,986,490
United Parcel Service, Inc. (Class B Stock)	95,766	9,451,147
United Technologies Corp.	98,199	8,738,729
Urban Outfitters, Inc.*(a)	132,203	3,884,124
Viacom, Inc. (Class B Stock)	27,293	1,177,693
Visa, Inc. (Class A Stock)	206,421	14,379,287
W.W. Grainger, Inc.(a)	20,274	4,359,113
Walt Disney Co. (The)	164,882	16,850,940
Waters Corp.*	48,730	5,760,373
Wynn Resorts Ltd.(a)	13,045	692,950
Zimmer Biomet Holdings, Inc.	73,494	6,903,291

		319,548,939

TOTAL COMMON STOCKS (cost $513,056,600)		584,869,574

PREFERRED STOCK — 0.3%
Brazil
Itau Unibanco Holding SA, ADR (PRFC)
(cost $3,032,607)	242,847	1,607,647

TOTAL LONG-TERM INVESTMENTS (cost $516,089,207)		586,477,221

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,188,681; includes $27,428,115 of cash collateral for securities on loan)(b)(w)	28,188,681	28,188,681

TOTAL INVESTMENTS — 103.4% (cost $544,277,888)		$614,665,902
Liabilities in excess of other assets — (3.4)%		(20,284,462)

NET ASSETS — 100.0%		$594,381,440

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,113,037; cash collateral of $27,428,115 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,634,295	$—
Brazil	2,802,599	—	—
Canada	10,262,208	—	—
Czech Republic	—	1,183,410	—
Denmark	—	4,839,781	—
France	—	45,395,952	—
Germany	—	37,230,332	—
Hong Kong	—	973,202	—
Israel	2,979,000	—	—
Japan	—	7,746,856	—
Mexico	2,055,172	—	—
Netherlands	—	14,918,058	—
Peru	1,000,954	—	—
Russia	449,580	—	—
South Korea	—	3,171,954	—
Spain	—	1,319,083	—
Sweden	—	9,749,284	—
Switzerland	—	50,687,785	—
Thailand	—	1,349,582	—
United Kingdom	4,345,686	60,225,862	—
United States	319,548,939	—	—
Preferred Stock
Brazil	1,607,647	—	—
Affiliated Money Market Mutual Fund	28,188,681	—	—

Total	$373,240,466	$241,425,436	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,255,244	L1 to L2	Official Close to Model Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Media	10.0%
Capital Markets	8.0
Health Care Equipment & Supplies	7.6
Beverages	6.0
Food Products	5.9
Household Products	5.9
Chemicals	5.5
IT Services	5.5
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	4.7
Aerospace & Defense	4.6
Pharmaceuticals	4.5
Textiles, Apparel & Luxury Goods	3.6
Life Sciences Tools & Services	3.5
Hotels, Restaurants & Leisure	2.8
Electrical Equipment	2.3
Software	2.2

Specialty Retail	2.2%
Road & Rail	2.2
Banks	2.2
Air Freight & Logistics	1.6
Industrial Conglomerates	1.6
Consumer Finance	1.6
Energy Equipment & Services	1.4
Trading Companies & Distributors	1.3
Professional Services	0.9
Semiconductors & Semiconductor Equipment	0.8
Auto Components	0.7
Electronic Equipment, Instruments & Components	0.7
Communications Equipment	0.7
Diversified Financial Services	0.6
Technology Hardware, Storage & Peripherals	0.5
Insurance	0.4
Internet Software & Services	0.4
Oil, Gas & Consumable Fuels	0.3
Food & Staples Retailing	0.3
Transportation Infrastructure	0.2
Automobiles	0.2

103.4

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Liabilities in excess of other assets	(3.4)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 0.6%
Honeywell International, Inc.	55,279	$5,234,368
Rockwell Collins, Inc.	22,528	1,843,691

		7,078,059

Air Freight & Logistics — 0.4%
FedEx Corp.	32,486	4,677,334

Airlines — 0.1%
Spirit Airlines, Inc.*	32,659	1,544,771

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock)	115,041	14,404,284
Pernod Ricard SA (France)	28,763	2,904,167

		17,308,451

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.*	75,776	11,850,609
Biogen, Inc.*	43,692	12,749,762
Celgene Corp.*	152,664	16,513,665
Gilead Sciences, Inc.	52,372	5,142,407
Regeneron Pharmaceuticals, Inc.*	26,733	12,434,588
Vertex Pharmaceuticals, Inc.*	39,204	4,082,705

		62,773,736

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	16,836	2,878,788
BlackRock, Inc.	23,373	6,952,766
Charles Schwab Corp. (The)	266,416	7,608,841
Morgan Stanley	88,718	2,794,617

		20,235,012

Chemicals — 2.6%
Ecolab, Inc.	66,822	7,331,710
Monsanto Co.	97,432	8,314,847
Sherwin-Williams Co. (The)	62,690	13,966,078

		29,612,635

Construction Materials — 0.9%
Vulcan Materials Co.	110,621	9,867,393

Diversified Financial Services — 2.4%
Intercontinental Exchange, Inc.	87,995	20,677,945
Moody’s Corp.	60,980	5,988,236

		26,666,181

Electrical Equipment — 1.1%
AMETEK, Inc.	226,593	11,855,346

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	29,615	2,042,547

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.(a)	123,130	17,800,904
CVS Health Corp.	198,099	19,112,591

		36,913,495

Food Products — 1.9%
Danone SA (France)	76,271	4,814,492
Mead Johnson Nutrition Co.	84,298	5,934,579
Mondelez International, Inc. (Class A Stock)	254,995	10,676,641

		21,425,712

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	270,493	10,879,228
C.R. Bard, Inc.	33,057	6,158,850

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	29,145	$4,338,525
Medtronic PLC	184,970	12,381,892
Stryker Corp.	41,384	3,894,234

		37,652,729

Health Care Providers & Services — 1.3%
McKesson Corp.	78,247	14,478,042

Health Care Technology — 0.5%
Cerner Corp.*	65,198	3,909,272
IMS Health Holdings, Inc.*	69,238	2,014,826

		5,924,098

Hotels, Restaurants & Leisure — 3.6%
Aramark	405,813	12,028,297
Marriott International, Inc. (Class A Stock)(a)	95,290	6,498,778
Starbucks Corp.	346,034	19,668,573
Wynn Resorts Ltd.(a)	11,955	635,050
Yum! Brands, Inc.	16,724	1,337,084

		40,167,782

Household Products — 0.9%
Colgate-Palmolive Co.	151,009	9,583,031

Industrial Conglomerates — 3.5%
Danaher Corp.	336,739	28,693,530
Roper Technologies, Inc.	65,422	10,251,627

		38,945,157

Internet & Catalog Retail — 6.5%
Amazon.com, Inc.*	62,235	31,857,474
Netflix, Inc.*	189,882	19,607,215
Priceline Group, Inc. (The)*	16,965	20,983,330

		72,448,019

Internet Software & Services — 10.5%
Akamai Technologies, Inc.*	32,568	2,249,146
Alibaba Group Holding Ltd. (China), ADR*(a)	17,479	1,030,737
Facebook, Inc. (Class A Stock)*	403,208	36,248,399
Google, Inc. (Class A Stock)*	57,362	36,618,180
Google, Inc. (Class C Stock)*	49,155	29,906,885
LinkedIn Corp. (Class A Stock)*	58,912	11,200,939

		117,254,286

IT Services — 10.7%
Cognizant Technology Solutions Corp. (Class A Stock)*	297,714	18,639,874
Fiserv, Inc.*	150,098	12,999,988
FleetCor Technologies, Inc.*	66,321	9,127,096
MasterCard, Inc. (Class A Stock)	353,591	31,865,621
Sabre Corp.	162,235	4,409,547
Visa, Inc. (Class A Stock)	609,432	42,453,033

		119,495,159

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	218,419	26,708,275

Media — 2.1%
Comcast Corp. (Special Class A Stock)	249,577	14,285,787
Time Warner, Inc.	68,653	4,719,894
Twenty-First Century Fox, Inc. (Class A Stock)	156,533	4,223,260

		23,228,941

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 2.5%
Burlington Stores, Inc.*	86,023	$4,390,614
Dollar General Corp.	178,857	12,956,401
Dollar Tree, Inc.*(a)	167,137	11,141,352

		28,488,367

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	17,552	1,059,965

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	128,638	10,378,514

Pharmaceuticals — 6.0%
Allergan PLC*	96,197	26,147,307
Bristol-Myers Squibb Co.	317,289	18,783,509
Eli Lilly & Co.	142,840	11,954,280
Valeant Pharmaceuticals International, Inc.*	48,608	8,670,695
Zoetis, Inc.	55,220	2,273,960

		67,829,751

Professional Services — 1.2%
Equifax, Inc.	69,725	6,775,875
Verisk Analytics, Inc.*	92,299	6,821,819

		13,597,694

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	240,367	21,147,489

Real Estate Management & Development — 0.3%
Realogy Holdings Corp.*	97,439	3,666,630

Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)	47,582	6,831,348
Union Pacific Corp.	47,732	4,219,986

		11,051,334

Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Ltd. (Singapore)	111,139	13,893,486
NVIDIA Corp.	71,027	1,750,816
NXP Semiconductor NV (Netherlands)*	27,268	2,374,225

		18,018,527

Software — 4.7%
Adobe Systems, Inc.*	289,270	23,783,779
Intuit, Inc.	108,767	9,653,071
salesforce.com, Inc.*	271,187	18,828,513

		52,265,363

Specialty Retail — 5.8%
AutoZone, Inc.*(a)	19,984	14,465,019
Ross Stores, Inc.	485,619	23,537,953
TJX Cos., Inc. (The)	270,509	19,319,753
Tractor Supply Co.	88,896	7,495,711

		64,818,436

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	290,341	$32,024,612
EMC Corp.	95,744	2,313,175

		34,337,787

Textiles, Apparel & Luxury Goods — 2.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	17,688	3,011,276
NIKE, Inc. (Class B Stock)	90,994	11,189,532
PVH Corp.	37,526	3,825,400
VF Corp.	152,393	10,394,726

		28,420,934

TOTAL LONG-TERM INVESTMENTS (cost $905,574,281)		1,112,966,982

SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $36,153,195; includes $27,754,485 of cash collateral received for securities on loan)(b)(w)	36,153,195	36,153,195

TOTAL INVESTMENTS — 102.6% (cost $941,727,476)		1,149,120,177
Liabilities in excess of other assets — (2.6)%		(28,656,472)

NET ASSETS — 100.0%		$1,120,463,705

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,489,892; cash collateral of $27,754,485 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,078,059	$—	$—
Air Freight & Logistics	4,677,334	—	—
Airlines	1,544,771	—	—
Beverages	14,404,284	2,904,167	—
Biotechnology	62,773,736	—	—
Capital Markets	20,235,012	—	—
Chemicals	29,612,635	—	—
Construction Materials	9,867,393	—	—
Diversified Financial Services	26,666,181	—	—
Electrical Equipment	11,855,346	—	—
Energy Equipment & Services	2,042,547	—	—
Food & Staples Retailing	36,913,495	—	—
Food Products	16,611,220	4,814,492	—
Health Care Equipment & Supplies	37,652,729	—	—
Health Care Providers & Services	14,478,042	—	—
Health Care Technology	5,924,098	—	—
Hotels, Restaurants & Leisure	40,167,782	—	—
Household Products	9,583,031	—	—
Industrial Conglomerates	38,945,157	—	—
Internet & Catalog Retail	72,448,019	—	—
Internet Software & Services	117,254,286	—	—
IT Services	119,495,159	—	—
Life Sciences Tools & Services	26,708,275	—	—
Media	23,228,941	—	—
Multiline Retail	28,488,367	—	—
Oil, Gas & Consumable Fuels	1,059,965	—	—
Personal Products	10,378,514	—	—
Pharmaceuticals	67,829,751	—	—
Professional Services	13,597,694	—	—
Real Estate Investment Trusts (REITs)	21,147,489	—	—
Real Estate Management & Development	3,666,630	—	—
Road & Rail	11,051,334	—	—
Semiconductors & Semiconductor Equipment	18,018,527	—	—
Software	52,265,363	—	—
Specialty Retail	64,818,436	—	—
Technology Hardware, Storage & Peripherals	34,337,787	—	—
Textiles, Apparel & Luxury Goods	25,409,658	3,011,276	—
Affiliated Money Market Mutual Fund	36,153,195	—	—

Total	$1,138,390,242	$10,729,935	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS —
Aerospace & Defense — 6.8%
Honeywell International, Inc.	111,770	$10,583,501
Lockheed Martin Corp.	54,591	11,317,260
Northrop Grumman Corp.	32,540	5,400,013
United Technologies Corp.	116,901	10,403,020

		37,703,794

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	81,184	8,012,049

Auto Components — 1.7%
Delphi Automotive PLC (United Kingdom)	58,936	4,481,493
Johnson Controls, Inc.	119,240	4,931,766

		9,413,259

Banks — 11.2%
Citigroup, Inc.	50,703	2,515,376
JPMorgan Chase & Co.	417,800	25,473,266
PNC Financial Services Group, Inc.	53,896	4,807,523
U.S. Bancorp	259,562	10,644,638
Wells Fargo & Co.	358,957	18,432,442

		61,873,245

Beverages — 1.3%
Diageo PLC (United Kingdom)	276,378	7,425,401

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The)	181,276	7,096,955
BlackRock, Inc.	16,473	4,900,223
Franklin Resources, Inc.	145,890	5,435,861
Goldman Sachs Group, Inc. (The)	59,736	10,379,727
State Street Corp.	73,705	4,953,713

		32,766,479

Chemicals — 2.5%
E.I. du Pont de Nemours & Co.	28,333	1,365,651
Monsanto Co.(a)	23,795	2,030,665
PPG Industries, Inc.	118,419	10,384,162

		13,780,478

Commercial Services & Supplies — 1.2%
Tyco International PLC	192,737	6,448,980

Consumer Finance — 1.1%
American Express Co.	82,489	6,114,910

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	58,419	2,672,669

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	11,547	998,816
Nasdaq, Inc.	93,118	4,965,983

		5,964,799

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	34,159	1,112,900
Verizon Communications, Inc.	212,141	9,230,255

		10,343,155

Electric Utilities — 0.8%
Duke Energy Corp.(a)	61,292	4,409,346

Electrical Equipment — 0.8%
Eaton Corp. PLC	84,854	4,353,010

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	8,845	460,294

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
National Oilwell Varco, Inc.(a)	74,683	$2,811,815
Schlumberger Ltd.	60,310	4,159,581

		7,431,690

Food & Staples Retailing — 1.8%
CVS Health Corp.	103,193	9,956,061

Food Products — 4.4%
Archer-Daniels-Midland Co.	38,581	1,599,182
Danone SA (France)	66,411	4,192,094
General Mills, Inc.	153,830	8,634,478
Kellogg Co.	3,758	250,095
Nestle SA (Switzerland)	127,401	9,581,280

		24,257,129

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	148,274	5,963,580
Medtronic PLC	154,195	10,321,813
St. Jude Medical, Inc.	61,206	3,861,487

		20,146,880

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.*	74,345	6,018,971

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	29,773	2,933,534

Household Durables — 0.2%
Newell Rubbermaid, Inc.	31,469	1,249,634

Household Products — 0.5%
Procter & Gamble Co. (The)	36,159	2,601,278

Industrial Conglomerates — 3.4%
3M Co.	74,966	10,627,930
Danaher Corp.	94,109	8,019,028

		18,646,958

Insurance — 7.8%
ACE Ltd.	59,804	6,183,734
AON PLC	73,558	6,517,974
Chubb Corp. (The)	51,807	6,354,129
MetLife, Inc.	253,576	11,956,108
Travelers Cos., Inc. (The)	119,470	11,890,849

		42,902,794

IT Services — 5.7%
Accenture PLC (Class A Stock)	160,465	15,767,291
Fidelity National Information Services, Inc.	58,236	3,906,471
Fiserv, Inc.*	50,701	4,391,214
International Business Machines Corp.	51,071	7,403,763

		31,468,739

Leisure Products — 0.3%
Hasbro, Inc.(a)	22,932	1,654,314

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	51,347	6,278,711

Machinery — 2.3%
Caterpillar, Inc.	17,122	1,119,094
Deere & Co.	19,621	1,451,954
Illinois Tool Works, Inc.	43,853	3,609,540
Parker-Hannifin Corp.	13,705	1,333,497
Pentair PLC (United Kingdom)	46,689	2,383,007
Stanley Black & Decker, Inc.	28,694	2,782,744

		12,679,836

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 4.3%
Comcast Corp. (Special Class A Stock)	122,198	$6,994,614
Omnicom Group, Inc.	97,815	6,446,010
Time Warner, Inc.	69,416	4,772,350
Time, Inc.	6,372	121,387
Viacom, Inc. (Class B Stock)	49,775	2,147,791
Walt Disney Co. (The)(a)	33,595	3,433,409

		23,915,561

Multiline Retail — 1.3%
Kohl’s Corp.(a)	15,772	730,401
Target Corp.	83,746	6,587,460

		7,317,861

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	78,252	6,172,518
EOG Resources, Inc.	30,613	2,228,626
Exxon Mobil Corp.	125,027	9,295,757
Occidental Petroleum Corp.	81,447	5,387,719

		23,084,620

Pharmaceuticals — 8.2%
Johnson & Johnson	202,297	18,884,425
Merck & Co., Inc.	158,260	7,816,461
Novartis AG (Switzerland)	20,369	1,872,153
Pfizer, Inc.	475,419	14,932,911
Roche Holding AG (Switzerland)	5,843	1,551,150

		45,057,100

Professional Services — 0.2%
Equifax, Inc.	11,480	1,115,626

Road & Rail — 1.0%
Canadian National Railway Co. (Canada)	52,302	2,968,662
Union Pacific Corp.	27,415	2,423,760

		5,392,422

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	21,631	1,220,205
NVIDIA Corp.	29,089	717,044
Texas Instruments, Inc.(a)	139,418	6,903,979

		8,841,228

Software — 0.9%
Oracle Corp.	136,172	4,918,533

Specialty Retail — 0.6%
Advance Auto Parts, Inc.	12,133	2,299,568
Bed Bath & Beyond, Inc.*	20,992	1,196,964

		3,496,532

Tobacco — 4.1%
Altria Group, Inc.	48,475	2,637,040
Imperial Tobacco Group PLC (United Kingdom)	20,802	1,075,435
Philip Morris International, Inc.	228,047	18,090,969
Reynolds American, Inc.	25,097	1,111,044

		22,914,488

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom)	752,734	2,374,179

TOTAL LONG-TERM INVESTMENTS (cost $495,642,222)		547,936,253

	Shares	Value
SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,537,983; includes $19,761,254 of cash collateral received for securities on loan)(b)(w)	20,537,983	$20,537,983

TOTAL INVESTMENTS — 102.8% (cost $516,180,205)		568,474,236
Liabilities in excess of other assets — (2.8)%		(15,549,049)

NET ASSETS — 100.0%		$552,925,187

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,858,626; cash collateral of $19,761,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,703,794	$—	$—
Air Freight & Logistics	8,012,049	—	—
Auto Components	9,413,259	—	—
Banks	61,873,245	—	—
Beverages	—	7,425,401	—
Capital Markets	32,766,479	—	—
Chemicals	13,780,478	—	—
Commercial Services & Supplies	6,448,980	—	—
Consumer Finance	6,114,910	—	—
Containers & Packaging	2,672,669	—	—
Diversified Financial Services	5,964,799	—	—
Diversified Telecommunication Services	10,343,155	—	—
Electric Utilities	4,409,346	—	—
Electrical Equipment	4,353,010	—	—
Energy Equipment & Services	7,431,690	—	—
Food & Staples Retailing	9,956,061	—	—
Food Products	10,483,755	13,773,374	—
Health Care Equipment & Supplies	20,146,880	—	—
Health Care Providers & Services	6,018,971	—	—
Hotels, Restaurants & Leisure	2,933,534	—	—
Household Durables	1,249,634	—	—
Household Products	2,601,278	—	—
Industrial Conglomerates	18,646,958	—	—
Insurance	42,902,794	—	—
IT Services	31,468,739	—	—
Leisure Products	1,654,314	—	—
Life Sciences Tools & Services	6,278,711	—	—
Machinery	12,679,836	—	—
Media	23,915,561	—	—
Multiline Retail	7,317,861	—	—
Oil, Gas & Consumable Fuels	23,084,620	—	—
Pharmaceuticals	41,633,797	3,423,303	—
Professional Services	1,115,626	—	—
Road & Rail	5,392,422	—	—
Semiconductors & Semiconductor Equipment	8,841,228	—	—
Software	4,918,533	—	—
Specialty Retail	3,496,532	—	—
Tobacco	21,839,053	1,075,435	—
Wireless Telecommunication Services	—	2,374,179	—
Affiliated Money Market Mutual Fund	20,537,983	—	—

Total	$540,402,544	$28,071,692	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 3.2%
TransDigm Group, Inc.*(a)	56,257	$11,949,549

Auto Components — 4.5%
Dana Holding Corp.	620,600	9,855,128
Delphi Automotive PLC (United Kingdom)	91,400	6,950,056

		16,805,184

Banks — 9.1%
CIT Group, Inc.	283,900	11,364,517
Fifth Third Bancorp	425,200	8,040,532
M&T Bank Corp.(a)	91,800	11,195,010
TCF Financial Corp.	222,460	3,372,494

		33,972,553

Chemicals — 4.7%
Ashland, Inc.	107,300	10,796,526
Eastman Chemical Co.	105,100	6,802,072

		17,598,598

Commercial Services & Supplies — 2.8%
Republic Services, Inc.	101,000	4,161,200
Steelcase, Inc. (Class A Stock)	337,800	6,218,898

		10,380,098

Containers & Packaging — 4.4%
Owens-Illinois, Inc.*(a)	417,700	8,654,744
Packaging Corp. of America	127,900	7,694,464

		16,349,208

Electric Utilities — 5.8%
Great Plains Energy, Inc.(a)	321,500	8,686,930
Pinnacle West Capital Corp.	199,300	12,783,102

		21,470,032

Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.*	217,700	6,713,868

Energy Equipment & Services — 3.8%
SEACOR Holdings, Inc.*(a)	96,000	5,741,760
Weatherford International PLC*	971,800	8,240,864

		13,982,624

Gas Utilities — 1.0%
UGI Corp.	109,750	3,821,495

Health Care Equipment & Supplies — 2.5%
Zimmer Biomet Holdings, Inc.	98,200	9,223,926

Health Care Providers & Services — 3.1%
Universal Health Services, Inc. (Class B Stock)	91,200	11,382,672

Hotels, Restaurants & Leisure — 5.8%
Darden Restaurants, Inc.	54,800	3,755,992
Royal Caribbean Cruises Ltd.	52,500	4,677,225
Wyndham Worldwide Corp.	183,300	13,179,270

		21,612,487

Household Durables — 2.4%
D.R. Horton, Inc.	299,800	8,802,128

Insurance — 10.3%
Allstate Corp. (The)	171,300	9,976,512
Endurance Specialty Holdings Ltd.	133,700	8,159,711
FNF Group	239,800	8,505,706

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Lincoln National Corp.	244,587	$11,608,099

		38,250,028

IT Services — 4.0%
Computer Sciences Corp.	185,683	11,397,222
Convergys Corp.	156,379	3,613,919

		15,011,141

Leisure Products — 4.1%
Brunswick Corp.	315,462	15,107,475

Machinery — 1.8%
Dover Corp.	117,900	6,741,522

Multiline Retail — 2.5%
Nordstrom, Inc.	131,323	9,417,172

Multi-Utilities — 3.3%
PG&E Corp.	232,000	12,249,600

Oil, Gas & Consumable Fuels — 3.3%
Energen Corp.	66,600	3,320,676
Murphy Oil Corp.(a)	371,000	8,978,200

		12,298,876

Real Estate Investment Trusts (REITs) — 9.6%
AvalonBay Communities, Inc.	44,400	7,762,008
CBL & Associates Properties, Inc.	503,900	6,928,625
Duke Realty Corp.	400,912	7,637,374
EPR Properties	72,200	3,723,354
Lamar Advertising Co. (Class A Stock)	124,892	6,516,865
MFA Financial, Inc.	488,900	3,329,409

		35,897,635

Road & Rail — 2.2%
Werner Enterprises, Inc.	320,863	8,053,661

Semiconductors & Semiconductor Equipment — 2.0%
Marvell Technology Group Ltd. (Bermuda)	822,300	7,441,815

TOTAL LONG-TERM INVESTMENTS (cost $358,649,919)		364,533,347

SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $37,118,407; includes $37,118,335 of cash collateral for securities on loan)(b)(w)	37,118,407	37,118,407

TOTAL INVESTMENTS — 108.0% (cost $395,768,326)		401,651,754
Liabilities in excess of other assets — (8.0)%		(29,843,523)

NET ASSETS — 100.0%		$371,808,231

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,635,112; cash collateral of $37,118,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,949,549	$—	$—
Auto Components	16,805,184	—	—
Banks	33,972,553	—	—
Chemicals	17,598,598	—	—
Commercial Services & Supplies	10,380,098	—	—
Containers & Packaging	16,349,208	—	—
Electric Utilities	21,470,032	—	—
Electronic Equipment, Instruments & Components	6,713,868	—	—
Energy Equipment & Services	13,982,624	—	—
Gas Utilities	3,821,495	—	—
Health Care Equipment & Supplies	9,223,926	—	—
Health Care Providers & Services	11,382,672	—	—
Hotels, Restaurants & Leisure	21,612,487	—	—
Household Durables	8,802,128	—	—
Insurance	38,250,028	—	—
IT Services	15,011,141	—	—
Leisure Products	15,107,475	—	—
Machinery	6,741,522	—	—
Multiline Retail	9,417,172	—	—
Multi-Utilities	12,249,600	—	—
Oil, Gas & Consumable Fuels	12,298,876	—	—
Real Estate Investment Trusts (REITs)	35,897,635	—	—
Road & Rail	8,053,661	—	—
Semiconductors & Semiconductor Equipment	7,441,815	—	—
Affiliated Money Market Mutual Fund	37,118,407	—	—

Total	$401,651,754	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 19.5%
Bank of America NA	0.380%		01/15/16	11,000	$11,000,000
Bank of America NA	0.394%	(c)	01/07/16	7,000	7,000,000
Bank of Montreal	0.259%	(c)	10/06/15	2,000	2,000,003
Bank of Montreal	0.280%		12/21/15	14,000	14,000,000
Bank of Montreal	0.353%	(c)	05/09/16	2,000	2,000,000
Bank of Montreal	0.406%	(c)	02/22/16	5,000	5,001,417
Bank of Nova Scotia	0.383%	(c)	03/10/16	8,000	8,000,000
Bank of Nova Scotia	0.406%	(c)	01/11/16	10,000	10,002,018
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.200%		10/01/15	8,000	8,000,000
BMO Harris Bank NA	0.399%	(c)	01/19/16	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.349%	(c)	01/08/16	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.420%	(c)	11/16/15	3,000	3,000,199
Citibank NA	0.200%		10/05/15	2,000	2,000,000
HSBC Bank USA NA	0.449%	(c)	10/15/15	3,000	3,000,162
HSBC Bank USA NA	0.490%	(c)	03/18/16	2,013	2,013,415
Norinchukin Bank	0.200%		10/30/15	5,000	5,000,000
Rabobank Nederland	0.320%	(c)	11/17/15	9,000	8,999,842
Royal Bank of Canada	0.363%	(c)	12/11/15	6,000	6,000,000
Skandinaviska Enskilda Banken AB	0.297%	(c)	10/15/15	3,000	3,000,000
Skandinaviska Enskilda Banken AB	0.604%	(c)	01/04/16	7,000	7,004,874
State Street Bank & Trust Co.	0.240%		10/14/15	3,000	3,000,000
State Street Bank & Trust Co.	0.281%	(c)	10/01/15	9,000	9,000,000
State Street Bank & Trust Co.	0.361%	(c)	03/21/16	6,000	6,000,000
State Street Bank & Trust Co.	0.363%	(c)	02/10/16	9,000	9,000,000
Sumitomo Mitsui Banking Corp.	0.200%		10/08/15	16,000	16,000,000
Sumitomo Mitsui Banking Corp.	0.200%		10/21/15	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.200%		10/29/15	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.310%		10/02/15	1,000	1,000,003
Sumitomo Mitsui Banking Corp.	0.394%	(c)	01/14/16	3,000	3,000,000
Svenska Handelsbanken AB	0.305%		10/13/15	10,000	10,000,000
Svenska Handelsbanken AB	0.320%		12/11/15	11,000	11,000,000
Toronto-Dominion Bank (The)	0.160%		11/09/15	16,000	16,000,000
Toronto-Dominion Bank (The)	0.289%	(c)	10/06/15	12,000	12,000,000
U.S. Bank National Assoc.	0.327%	(c)	10/30/15	6,000	6,000,000
Wells Fargo Bank NA	0.334%	(c)	04/04/16	3,000	3,000,000
Wells Fargo Bank NA	0.347%	(c)	05/03/16	3,000	3,000,000
Westpac Banking Corp.	0.469%	(c)	04/15/16	2,400	2,401,749

					233,423,682

COMMERCIAL PAPER — 31.9%
ABN AMRO Funding USA, 144A(n)	0.195%		10/29/15	9,000	8,998,635
Caisse Centrale Desjardins du Quebec, 144A(n)	0.230%		11/20/15	2,000	1,999,361
Caisse Centrale Desjardins du Quebec, 144A	0.295%	(c)	10/22/15	10,000	10,000,000
Caterpillar Financial Services Corp.(n)	0.120%		11/02/15	15,000	14,998,400
CDP Financial, Inc., 144A(n)	0.200%		10/13/15	4,000	3,999,733
CDP Financial, Inc., 144A(n)	0.200%		10/15/15	3,000	2,999,767
CDP Financial, Inc., 144A(n)	0.210%		10/06/15	10,300	10,299,700
Commonwealth Bank of Australia, 144A	0.323%	(c)	05/04/16	2,000	1,999,889
Commonwealth Bank of Australia, 144A	0.336%	(c)	04/13/16	7,000	7,000,000
Danaher Corp., 144A(n)	0.170%		10/01/15	20,000	20,000,000
DNB Bank ASA, 144A	0.366%	(c)	04/21/16	5,700	5,700,000
European Investment Bank(n)	0.195%		10/05/15	8,000	7,999,827
European Investment Bank(n)	0.205%		10/07/15	13,000	12,999,556
Exxon Mobil Corp.(n)	0.140%		10/02/15	5,000	4,999,980
HSBC Bank PLC, 144A	0.317%	(c)	11/20/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.344%	(c)	04/29/16	6,000	6,000,000
ING US Funding LLC(n)	0.160%		10/13/15	25,000	24,998,667
ING US Funding LLC(n)	0.275%		10/08/15	1,000	999,946

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
International Bank for Reconstruction & Development(n)	0.180%		11/05/15	1,000	$999,825
International Bank for Reconstruction & Development(n)	0.210%		11/02/15	6,000	5,998,880
International Business Machine Corp., 144A(n)	0.120%		10/26/15	10,000	9,999,167
International Finance Corp.(n)	0.120%		10/01/15	7,000	7,000,000
International Finance Corp.(n)	0.150%		10/05/15	4,000	3,999,933
International Finance Corp.(n)	0.210%		11/12/15	5,000	4,998,775
International Finance Corp.(n)	0.220%		11/03/15	4,395	4,394,114
JPMorgan Securities LLC, 144A	0.396%	(c)	10/20/15	7,000	7,000,000
JPMorgan Securities LLC, 144A	0.423%	(c)	05/09/16	4,000	4,000,000
KFW, 144A(n)	0.190%		10/01/15	8,000	8,000,000
KFW, 144A(n)	0.190%		10/07/15	2,000	1,999,937
KFW, 144A(n)	0.200%		10/09/15	11,000	10,999,511
KFW, 144A(n)	0.220%		10/02/15	4,000	3,999,978
National Oilwell Varco, Inc., 144A(n)	0.260%		10/14/15	1,000	999,906
Novartis Finance Corp., 144A(n)	0.120%		10/30/15	19,000	18,998,163
Novartis Finance Corp., 144A(n)	0.180%		10/14/15	8,000	7,999,480
Province of Ontario(n)	0.120%		10/05/15	19,000	18,999,747
Province of Quebec, 144A(n)	0.150%		11/02/15	15,000	14,998,000
Province of Quebec, 144A(n)	0.160%		10/19/15	5,000	4,999,600
Province of Quebec, 144A(n)	0.160%		10/20/15	9,000	8,999,240
PSP Capital, Inc., 144A(n)	0.200%		10/16/15	4,000	3,999,667
PSP Capital, Inc., 144A(n)	0.200%		10/14/15	10,000	9,999,278
Schlumberger Investment SA, 144A(n)	0.200%		10/15/15	1,000	999,922
Skandinaviska Enskilda Banken AB, 144A(n)	0.220%		10/02/15	10,000	9,999,939
Total Capital Canada Ltd., 144A(n)	0.170%		10/08/15	5,000	4,999,835
Toyota Motor Credit Corp.	0.291%	(c)	10/30/15	2,000	2,000,000
Volkswagen Credit, Inc., 144A(n)	0.190%		10/05/15	10,000	9,999,789
Volkswagen Credit, Inc., 144A(n)	0.190%		10/09/15	16,000	15,999,324
Wal-Mart Stores, Inc., 144A(n)	0.130%		11/09/15	11,000	10,998,451
Wal-Mart Stores, Inc., 144A(n)	0.150%		10/29/15	7,000	6,999,183
Wal-Mart Stores, Inc., 144A(n)	0.150%		10/30/15	8,000	7,999,033

					383,372,138

OTHER CORPORATE OBLIGATIONS — 3.6%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.524%	(c)	10/23/15	2,238	2,238,261
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A	0.574%	(c)	10/29/15	7,000	7,001,275
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.452%	(c)	12/04/15	4,000	4,001,083
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.534%	(c)	06/03/16	8,000	8,006,667
General Electric Capital Corp., Gtd. Notes, MTN	0.484%	(c)	01/08/16	2,000	2,000,896
International American Development Bank, Sr. Unsec’d. Notes	0.244%	(c)	02/11/16	4,000	4,000,598
New York Life Global Funding, Sec’d. Notes, 144A	0.314%	(c)	10/05/15	4,000	4,000,037
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN	0.501%	(c)	11/06/15	1,700	1,700,333
Total Capital Canada Ltd., Gtd. Notes	0.669%	(c)	01/15/16	4,000	4,004,526
Volkswagen International Finance NV, Gtd. Notes, 144A	0.654%	(c)	11/18/15	1,000	1,000,307
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.479%	(c)	06/02/16	5,000	5,002,748

					42,956,731

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENT(m) — 3.2%
TD Securities (USA) Ltd., 0.110%, dated 09/30/15, due 10/01/15 in the amount of $38,000,116				38,000	$38,000,000

TIME DEPOSITS — 2.6%
Australia & New Zealand Banking Group Ltd.	0.300%		10/06/15	10,000	10,000,000
Australia & New Zealand Banking Group Ltd.(g)	0.320%		11/10/15	7,000	7,000,000
Credit Agricole Corporate & Investment Bank	0.060%		10/01/15	5,356	5,356,000
U.S. Bank National Assoc.	0.130%		10/01/15	9,000	9,000,000

					31,356,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.2%
Federal Farm Credit Bank	0.134%	(c)	07/25/16	4,000	3,998,867
Federal Farm Credit Bank	0.174%	(c)	11/25/15	4,000	4,000,399
Federal Farm Credit Bank	0.176%	(c)	10/03/16	8,000	7,998,055
Federal Farm Credit Bank	0.181%	(c)	02/03/16	4,000	4,000,071
Federal Farm Credit Bank	0.194%	(c)	12/28/16	3,000	2,999,624
Federal Farm Credit Bank	0.197%	(c)	10/01/15	5,000	5,000,000
Federal Farm Credit Bank	0.207%	(c)	06/30/16	10,000	9,998,905
Federal Farm Credit Bank	0.212%	(c)	03/31/16	2,000	1,999,991
Federal Farm Credit Bank	0.223%	(c)	05/04/16	7,000	7,001,936
Federal Farm Credit Bank	0.226%	(c)	09/14/16	7,000	7,001,462
Federal Home Loan Bank(n)	0.100%		10/09/15	19,000	18,999,578
Federal Home Loan Bank(n)	0.100%		11/12/15	5,000	4,999,417
Federal Home Loan Bank(n)	0.100%		10/05/15	15,300	15,299,830
Federal Home Loan Bank(n)	0.100%		10/07/15	17,300	17,299,712
Federal Home Loan Bank(n)	0.100%		11/20/15	10,000	9,998,611
Federal Home Loan Bank(n)	0.110%		10/02/15	16,000	15,999,956
Federal Home Loan Bank(n)	0.110%		11/10/15	8,000	7,999,022
Federal Home Loan Bank(n)	0.110%		11/18/15	11,702	11,700,284
Federal Home Loan Bank(n)	0.118%		11/18/15	10,000	9,998,426
Federal Home Loan Bank(n)	0.120%		11/25/15	4,000	3,999,267
Federal Home Loan Bank(n)	0.140%		10/30/15	8,000	7,999,098
Federal Home Loan Bank	0.143%	(c)	02/18/16	7,000	7,000,000
Federal Home Loan Bank(n)	0.145%		12/17/15	5,000	4,998,449
Federal Home Loan Bank	0.146%	(c)	10/13/15	10,000	9,999,967
Federal Home Loan Bank(n)	0.150%		10/23/15	4,000	3,999,633
Federal Home Loan Bank	0.156%	(c)	08/24/16	12,500	12,499,140
Federal Home Loan Bank	0.158%	(c)	08/18/16	2,000	1,999,907
Federal Home Loan Bank	0.166%	(c)	03/03/16	6,000	5,999,936
Federal Home Loan Bank(n)	0.170%		11/06/15	12,000	11,997,960
Federal Home Loan Bank(n)	0.170%		11/13/15	7,000	6,998,579
Federal Home Loan Bank	0.171%	(c)	08/19/16	4,000	3,999,821
Federal Home Loan Bank	0.172%	(c)	09/01/16	12,000	11,998,981
Federal Home Loan Bank	0.172%	(c)	09/01/16	2,000	2,000,000
Federal Home Loan Bank	0.174%	(c)	11/25/15	3,000	3,000,290
Federal Home Loan Bank	0.174%	(c)	01/25/16	8,000	8,000,000
Federal Home Loan Bank	0.174%	(c)	09/02/16	6,000	6,000,000
Federal Home Loan Bank	0.179%	(c)	03/28/16	6,000	6,000,000
Federal Home Loan Bank	0.179%	(c)	09/08/16	5,000	5,000,000
Federal Home Loan Bank(n)	0.180%		11/06/15	6,000	5,998,920
Federal Home Loan Bank	0.181%	(c)	08/17/16	8,500	8,497,175
Federal Home Loan Bank	0.191%	(c)	01/21/16	7,000	6,999,893
Federal Home Loan Bank(n)	0.200%		12/11/15	4,750	4,748,126
Federal Home Loan Bank(n)	0.200%		11/03/15	12,000	11,997,800
Federal Home Loan Bank	0.209%	(c)	12/24/15	7,000	6,999,627
Federal Home Loan Bank(n)	0.220%		12/03/15	1,000	999,615
Federal Home Loan Bank(n)	0.220%		11/12/15	11,000	10,997,177

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	0.220%		11/17/15	4,000	$3,998,851
Federal Home Loan Bank	0.226%	(c)	03/11/16	3,000	3,000,255
Federal Home Loan Bank(n)	0.230%		12/11/15	15,800	15,792,833
Federal Home Loan Bank	0.236%	(c)	03/14/16	20,000	20,000,000
Federal Home Loan Bank(n)	0.240%		11/13/15	4,000	3,998,853
Federal Home Loan Bank	0.245%	(c)	06/21/16	7,000	7,000,000
Federal Home Loan Bank(n)	0.270%		12/16/15	11,000	10,993,730
Federal Home Loan Bank(n)	0.270%		12/18/15	5,000	4,997,075
Federal Home Loan Bank(n)	0.299%		12/18/15	5,000	4,996,761
Federal Home Loan Bank(n)	0.230%		01/20/16	2,000	1,998,582
Federal Home Loan Mortgage Corp.(n)	0.150%		10/26/15	10,000	9,998,958
Federal Home Loan Mortgage Corp.	0.164%	(c)	09/02/16	7,000	7,000,000
Federal Home Loan Mortgage Corp.	0.173%	(c)	02/18/16	13,000	12,999,241
Federal Home Loan Mortgage Corp.	0.189%	(c)	10/16/15	5,000	5,000,030
Federal Home Loan Mortgage Corp.	0.211%	(c)	07/21/16	3,000	2,999,887
Federal National Mortgage Assoc.(n)	0.140%		10/01/15	5,000	5,000,000
Federal National Mortgage Assoc.	0.204%	(c)	07/25/16	4,000	4,001,354

					470,799,917

TOTAL INVESTMENTS — 100.0% (amortized cost $1,199,908,468)					1,199,908,468
Other assets in excess of liabilities — 0.0%					41,894

NET ASSETS — 100.0%					$1,199,950,362

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(g)	Indicates a security that has been deemed illiquid.

(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity date 09/15/16) the aggregate value, including accrued interest, of $38,760,039. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$233,423,682	$—
Commercial Paper	—	383,372,138	—
Other Corporate Obligations	—	42,956,731	—
Repurchase Agreement	—	38,000,000	—
Time Deposits	—	31,356,000	—
U.S. Government Agency Obligations	—	470,799,917	—

Total	$—	$1,199,908,468	$—

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 46.0%
COMMON STOCKS — 41.0%
Aerospace & Defense — 0.5%
Airbus Group SE (France)	694	$41,099
Safran SA (France)	408	30,678

		71,777

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	1,145	31,720

Airlines — 2.0%
American Airlines Group, Inc.	1,400	54,362
Delta Air Lines, Inc.	1,400	62,818
International Consolidated Airlines Group SA (United Kingdom)*	12,124	108,619
JetBlue Airways Corp.*	300	7,731
Southwest Airlines Co.	900	34,236
United Continental Holdings, Inc.*	500	26,525

		294,291

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	379	33,065
Daimler AG (Germany)	1,179	85,835

		118,900

Banks — 10.8%
Banca Monte dei Paschi di Siena SpA (Italy)*	726	1,294
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,962	67,326
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	183,746	8,980
Banco de Sabadell SA (Spain)	16,829	30,975
Banco Popolare Sc (Italy)*	1,307	19,338
Banco Popular Espanol SA (Spain)	8,824	32,235
Banco Santander SA (Spain)	18,166	96,597
Bank Hapoalim BM (Israel)	133	669
Bank Leumi Le-Israel BM (Israel)*	176	657
Bank of America Corp.	600	9,348
Bank of East Asia Ltd. (Hong Kong)	200	672
Bank of Ireland (Ireland), (Chi-X)*	118,673	46,400
Bank of Ireland (Ireland), (ISEQ)*	1,683	654
Bankia SA (Spain)	46,916	60,890
Bankinter SA (Spain)	3,806	28,040
Barclays PLC (United Kingdom)	1,017	3,764
BB&T Corp.	100	3,560
BNP Paribas SA (France)	1,406	82,777
BOC Hong Kong Holdings Ltd. (Hong Kong)	500	1,475
CaixaBank SA (Spain)	24,868	95,972
Citigroup, Inc.	200	9,922
Commerzbank AG (Germany)*	4,438	46,873
Credit Agricole SA (France)	9,253	106,528
Danske Bank A/S (Denmark)	43	1,299
DBS Group Holdings Ltd. (Singapore)	100	1,141
DnB ASA (Norway)	60	781
Erste Group Bank AG (Austria)*	1,443	41,935
Fifth Third Bancorp	100	1,891
Hang Seng Bank Ltd. (Hong Kong)	100	1,804
HSBC Holdings PLC (United Kingdom), (QMTF)	1,188	8,962
Huntington Bancshares, Inc.	100	1,060
ING Groep NV (Netherlands), CVA	4,837	68,372
Intesa Sanpaolo SpA (Italy)	78,336	276,739

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.	200	$12,194
KBC Groep NV (Belgium)	1,555	98,342
Lloyds Banking Group PLC (United Kingdom)	3,516	4,003
Mizuho Financial Group, Inc. (Japan)	1,400	2,619
Natixis SA (France)	119	659
Nordea Bank AB (Sweden)	188	2,097
Oversea-Chinese Banking Corp. Ltd. (Singapore)	200	1,238
Regions Financial Corp.	100	901
Resona Holdings, Inc. (Japan)	100	510
Royal Bank of Scotland Group PLC (United Kingdom)*	200	954
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	93	995
Societe Generale SA (France)	1,018	45,496
Sumitomo Mitsui Financial Group, Inc. (Japan)	100	3,792
SunTrust Banks, Inc.	100	3,824
Svenska Handelsbanken AB (Sweden) (Class A Stock)	92	1,320
Swedbank AB (Sweden) (Class A Stock)	55	1,217
U.S. Bancorp	100	4,101
UniCredit SpA (Italy)	30,649	191,073
Unione di Banche Italiane ScpA (Italy)	3,583	25,423
United Overseas Bank Ltd. (Singapore)	100	1,306
Wells Fargo & Co.	300	15,405

		1,576,399

Beverages — 0.7%
Anheuser-Busch InBev SA NV (Belgium)	906	96,359

Building Products — 0.9%
Cie de Saint-Gobain (France)	3,209	139,273

Capital Markets — 1.0%
Deutsche Bank AG (Germany)	1,553	41,911
Mediobanca SpA (Italy)	9,922	97,620

		139,531

Chemicals — 0.9%
Air Liquide SA (France)	408	48,370
BASF SE (Germany)	1,089	83,291

		131,661

Communications Equipment — 0.2%
Nokia OYJ (Finland)	4,275	29,232

Construction & Engineering — 1.6%
Bouygues SA (France)	2,319	82,299
Vinci SA (France)	2,463	156,620

		238,919

Construction Materials — 0.5%
CRH PLC (Ireland)	2,798	73,856

Diversified Consumer Services — 0.1%
H&R Block, Inc.	300	10,860

Diversified Financial Services — 0.8%
Deutsche Boerse AG (Germany)	1,297	111,859

Diversified Telecommunication Services — 1.1%
Deutsche Telekom AG (Germany)	3,761	66,952
Orange SA (France)	2,418	36,655

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telefonica SA (Spain)	5,229	$63,439

		167,046

Electric Utilities — 0.6%
Enel SpA (Italy)	8,228	36,713
Iberdrola SA (Spain)	6,838	45,563

		82,276

Electrical Equipment — 0.3%
Schneider Electric SE (France)	701	39,256

Food & Staples Retailing — 0.1%
Carrefour SA (France)	660	19,560

Food Products — 0.3%
Danone SA (France)	719	45,386

Health Care Equipment & Supplies — 0.2%
Essilor International SA (France)	257	31,397

Health Care Providers & Services — 0.2%
Fresenius SE & Co. KGaA (Germany)	485	32,557

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	1,945	91,196
Bloomin’ Brands, Inc.	100	1,818
Darden Restaurants, Inc.	100	6,854
Marriott International, Inc. (Class A Stock)	300	20,460

		120,328

Industrial Conglomerates — 0.7%
Koninklijke Philips NV (Netherlands)	1,136	26,727
Siemens AG (Germany)	922	82,369

		109,096

Insurance — 1.4%
Allianz SE (Germany)	539	84,674
Assicurazioni Generali SpA (Italy)	1,607	29,402
AXA SA (France)	2,488	60,406
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	174	32,497

		206,979

IT Services — 1.2%
Atos SE (France)	745	57,266
Cap Gemini SA (France)	1,407	125,650

		182,916

Media — 0.6%
ProSiebenSat.1 Media SE (Germany)	1,255	61,603
Vivendi SA (France)	1,388	32,884

		94,487

Metals & Mining — 1.5%
Agnico Eagle Mines Ltd. (Canada)	470	11,900
Alacer Gold Corp.*	800	1,804
Alamos Gold, Inc. (Canada) (Class A Stock)	940	3,469
AngloGold Ashanti Ltd. (South Africa), ADR*	1,400	11,466
B2Gold Corp. (Canada)*	3,400	3,570
Barrick Gold Corp. (Canada)	2,030	12,911
Centerra Gold, Inc. (Canada)	940	5,311
Cia de Minas Buenaventura SAA (Peru), ADR	1,100	6,556
Coeur Mining, Inc.*	470	1,325
Detour Gold Corp. (Canada)*	620	6,611

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Eldorado Gold Corp. (Canada)	2,030	$6,537
Evolution Mining Ltd. (Australia)	3,676	3,274
Franco-Nevada Corp. (Canada)	310	13,646
Gold Fields Ltd. (South Africa), ADR	2,800	7,448
Goldcorp, Inc. (Canada)	1,090	13,647
G-Resources Group Ltd. (Hong Kong)	51,000	1,328
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	1,700	1,025
Hecla Mining Co.	1,400	2,758
IAMGOLD Corp. (Canada)*	1,250	2,038
Kinross Gold Corp. (Canada)*	4,360	7,499
New Gold, Inc. (Canada)*	1,870	4,245
Newcrest Mining Ltd. (Australia)*	1,693	15,235
Newmont Mining Corp.	940	15,106
Northern Star Resources Ltd. (Australia)	2,293	4,344
Osisko Gold Royalties Ltd. (Canada)	310	3,275
Pan American Silver Corp. (Canada)	620	3,937
Primero Mining Corp. (Canada)*	600	1,398
Royal Gold, Inc.	310	14,564
SEMAFO, Inc. (Canada)*	1,090	2,362
Sibanye Gold Ltd. (South Africa), ADR	780	3,619
Silver Wheaton Corp. (Canada)	940	11,289
Tahoe Resources, Inc.	780	6,037
Yamana Gold, Inc. (Canada)	2,810	4,777
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	3,000	1,576
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	22,000	5,772

		221,659

Multiline Retail — 0.9%
Dollar General Corp.	300	21,732
Dollar Tree, Inc.*	300	19,998
Kohl’s Corp.	200	9,262
Macy’s, Inc.	400	20,528
Nordstrom, Inc.	200	14,342
Target Corp.	600	47,196

		133,058

Multi-Utilities — 0.4%
E.ON SE (Germany)	2,360	20,252
Engie (France)	1,940	31,390

		51,642

Oil, Gas & Consumable Fuels — 1.2%
Eni SpA (Italy)	3,142	49,425
Total SA (France)	2,824	127,032

		176,457

Personal Products — 0.9%
L’Oreal SA (France)	293	50,928
Unilever NV (Netherlands), CVA	1,868	74,879

		125,807

Pharmaceuticals — 1.8%
Bayer AG (Germany)	978	125,477
Sanofi (France)	1,422	135,375

		260,852

Professional Services — 1.5%
Adecco SA (Switzerland)*	1,817	133,069

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Randstad Holding NV (Netherlands)	1,524	$91,091

		224,160

Real Estate Investment Trusts (REITs) — 0.2%
Unibail-Rodamco SE (France)	115	29,806

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	453	39,820

Software — 0.5%
SAP SE (Germany)	1,149	74,437

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.*	200	11,404
Best Buy Co., Inc.	400	14,848
Gap, Inc. (The)	400	11,400
Industria de Diseno Textil SA (Spain)	1,255	42,082
L Brands, Inc.	300	27,039
Men’s Wearhouse, Inc. (The)	100	4,252
Ross Stores, Inc.	400	19,388
Signet Jewelers Ltd.	100	13,613
TJX Cos., Inc. (The)	700	49,994
Urban Outfitters, Inc.*	100	2,938
Williams-Sonoma, Inc.	100	7,635

		204,593

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	100	9,064
G-III Apparel Group Ltd.*	100	6,166
Hanesbrands, Inc.	400	11,576
Lululemon Athletica, Inc.*	200	10,130
LVMH Moet Hennessy Louis Vuitton SE (France)	325	55,329
Steven Madden Ltd.*	100	3,662

		95,927

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	100	1,017
New York Community Bancorp, Inc.	100	1,806

		2,823

Trading Companies & Distributors — 0.2%
Rexel SA (France)	1,843	22,688

Transportation Infrastructure — 1.0%
Atlantia SpA (Italy)	4,221	118,073
Groupe Eurotunnel SE (France)	1,570	21,391

		139,464

TOTAL COMMON STOCKS (cost $6,231,672)		5,999,114

PREFERRED STOCK — 0.1%
Automobiles
Volkswagen AG (Germany) (PRFC) (cost $22,613)	180	19,773

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BOND — 4.1%
Banks
BNP Paribas SA (France), Bank Gtd. Notes
0.658%(s)	10/28/16		600	$595,740

(cost $595,772)
FOREIGN GOVERNMENT BONDS — 0.8%
Hellenic Republic Government Bond (Greece), Bonds
3.000%	02/24/23	EUR	9	6,821
3.000%	02/24/24	EUR	9	6,716
3.000%	02/24/25	EUR	9	6,603
3.000%	02/24/26	EUR	9	6,496
3.000%	02/24/27	EUR	9	6,387
3.000%	02/24/28	EUR	9	6,298
3.000%	02/24/29	EUR	9	6,184
3.000%	02/24/30	EUR	9	6,055
3.000%	02/24/31	EUR	9	5,985
3.000%	02/24/32	EUR	9	5,878
3.000%	02/24/33	EUR	9	5,789
3.000%	02/24/34	EUR	9	5,712
3.000%	02/24/35	EUR	9	5,633
3.000%	02/24/36	EUR	9	5,572
3.000%	02/24/37	EUR	9	5,538
3.000%	02/24/38	EUR	9	5,490
3.000%	02/24/39	EUR	9	5,470
3.000%	02/24/40	EUR	9	5,463
3.000%	02/24/41	EUR	9	5,482
3.000%	02/24/42	EUR	9	5,495

TOTAL FOREIGN GOVERNMENT BONDS (cost $95,420)				119,067

TOTAL LONG-TERM INVESTMENTS (cost $6,945,477)				6,733,694

			Shares
SHORT-TERM INVESTMENT — 51.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,612,022)(w)			7,612,022	7,612,022

TOTAL INVESTMENTS — 97.9% (cost $14,557,499)				14,345,716
Other assets in excess of liabilities(x) — 2.1%				305,182

NET ASSETS — 100.0%				$14,650,898

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)

Long Positions:
14	Euro STOXX 50	Dec. 2015	$483,379	$483,546	$167
28	Mini MSCI Emerging Markets Index	Dec. 2015	1,141,173	1,107,540	(33,633)
7	Nikkei 225 Index	Dec. 2015	518,213	510,420	(7,793)

					(41,259)

Short Positions:
1	FTSE 100 Index.	Dec. 2015	93,518	91,045	2,473
6	S&P 500 E-Mini	Dec. 2015	583,229	572,610	10,619
4	TOPIX Index	Dec. 2015	491,596	470,637	20,959

					34,051

					$(7,208)

Commodity futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)

Short Position:
2	Copper	Dec. 2015	$112,392	$117,050	$(4,658)

(1) Cash of $356,436 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/15/15	Bank of Montreal	AUD	509	$356,168	$356,621	$453
Expiring 10/15/15	Commerzbank Capital AG	AUD	795	569,120	557,213	(11,907)
Expiring 10/15/15	Commonwealth Bank of Australia	AUD	224	159,989	157,163	(2,826)
Brazilian Real,
Expiring 10/15/15	Barclays Capital Group	BRL	425	106,172	106,659	487
British Pound,
Expiring 10/15/15	Goldman Sachs & Co.	GBP	240	375,833	363,339	(12,494)
Expiring 10/15/15	Goldman Sachs & Co.	GBP	5	7,701	7,585	(116)
Expiring 10/15/15	JPMorgan Chase	GBP	407	624,881	615,498	(9,383)
Expiring 10/15/15	UBS AG	GBP	148	226,602	223,195	(3,407)
Euro,
Expiring 10/15/15	Bank of Montreal	EUR	112	127,708	125,623	(2,085)
Expiring 10/15/15	Credit Suisse First Boston Corp.	EUR	660	753,631	737,502	(16,129)
Expiring 10/15/15	JPMorgan Chase	EUR	113	127,380	125,748	(1,632)
Expiring 10/15/15	UBS AG	EUR	250	278,822	279,138	316
Indian Rupee,
Expiring 10/15/15	JPMorgan Chase	INR	9,538	142,418	144,906	2,488

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 10/15/15	Bank of America	JPY	44,920	$376,673	$374,514	$(2,159)
Expiring 10/15/15	Bank of America	JPY	2,681	22,388	22,355	(33)
Mexican Peso,
Expiring 10/15/15	UBS AG	MXN	614	36,170	36,246	76
New Taiwanese Dollar,
Expiring 10/15/15	UBS AG	TWD	1,302	39,414	39,544	130
New Zealand Dollar,
Expiring 10/15/15	Bank of Montreal	NZD	561	356,209	357,944	1,735
Expiring 10/15/15	Credit Suisse First Boston Corp.	NZD	570	361,730	363,806	2,076
Russian Ruble,
Expiring 10/15/15	Citigroup Global Markets	RUB	2,916	44,295	44,424	129
Expiring 10/15/15	Citigroup Global Markets	RUB	1,607	23,488	24,472	984
South African Rand,
Expiring 10/15/15	UBS AG	ZAR	372	26,874	26,798	(76)
South Korean Won,
Expiring 10/15/15	Citigroup Global Markets	KRW	71,028	59,888	59,889	1
Expiring 10/15/15	JPMorgan Chase	KRW	226,891	195,040	191,311	(3,729)
Expiring 10/15/15	JPMorgan Chase	KRW	207,351	174,066	174,836	770
Expiring 10/15/15	JPMorgan Chase	KRW	193,277	164,428	162,969	(1,459)
Swedish Krona,
Expiring 10/15/15	Deutsche Bank AG	SEK	8,224	992,578	982,935	(9,643)
Expiring 10/15/15	Mellon Trust Company	SEK	4,106	495,506	490,731	(4,775)
Expiring 10/15/15	State Street Bank	SEK	4,354	528,693	520,331	(8,362)
Expiring 10/15/15	State Street Bank	SEK	1,822	222,930	217,727	(5,203)
Swiss Franc,
Expiring 10/15/15	State Street Bank	CHF	51	52,579	52,704	125
Thai Baht,
Expiring 10/15/15	Citigroup Global Markets	THB	3,200	89,399	88,120	(1,279)
Expiring 10/15/15	JPMorgan Chase	THB	9,600	266,377	264,341	(2,036)
Expiring 10/15/15	State Street Bank	THB	6,297	173,889	173,398	(491)

				$8,559,039	$8,469,585	(89,454)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/15/15	Bank of Montreal	AUD	1,850	$1,309,842	$1,297,713	$12,129
Expiring 10/15/15	Commonwealth Bank of Australia	AUD	219	155,198	153,755	1,443
British Pound,
Expiring 10/15/15	Citigroup Global Markets	GBP	231	357,662	349,084	8,578
Expiring 10/15/15	Citigroup Global Markets	GBP	20	30,873	30,834	39
Expiring 10/15/15	Goldman Sachs & Co.	GBP	144	218,324	217,895	429
Expiring 10/15/15	JPMorgan Chase	GBP	33	51,752	50,431	1,321
Expiring 10/15/15	UBS AG	GBP	39	60,917	59,195	1,722
Expiring 10/15/15	UBS AG	GBP	22	33,682	32,800	882
Expiring 10/15/15	UBS AG	GBP	5	8,388	8,153	235
Chinese Yuan,
Expiring 05/19/16	Citigroup Global Markets	CNY	5,820	932,289	902,960	29,329
Expiring 05/19/16	Citigroup Global Markets	CNY	119	19,094	18,509	585
Danish Krone,
Expiring 10/15/15	JPMorgan Chase	DKK	144	21,760	21,557	203
Euro,
Expiring 10/15/15	Bank of America	EUR	315	355,557	351,495	4,062
Expiring 10/15/15	Bank of America	EUR	197	220,290	220,010	280
Expiring 10/15/15	Citigroup Global Markets	EUR	136	153,237	152,303	934
Expiring 10/15/15	Citigroup Global Markets	EUR	69	78,184	77,463	721

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/15/15	Credit Suisse First Boston Corp.	EUR	2,353	$2,646,330	$2,629,601	$16,729
Expiring 10/15/15	Goldman Sachs & Co.	EUR	98	110,194	109,178	1,016
Expiring 10/15/15	JPMorgan Chase	EUR	326	368,159	364,760	3,399
Expiring 10/15/15	UBS AG	EUR	404	457,073	451,312	5,761
Expiring 10/15/15	UBS AG	EUR	161	182,955	179,906	3,049
Indian Rupee,
Expiring 10/15/15	JPMorgan Chase	INR	10,441	156,460	158,622	(2,162)
Indonesian Rupiah,
Expiring 10/15/15	UBS AG	IDR	308,285	20,950	20,918	32
Japanese Yen,
Expiring 10/15/15	Goldman Sachs & Co.	JPY	57,365	477,542	478,265	(723)
New Zealand Dollar,
Expiring 10/15/15	Bank of Montreal	NZD	1,351	849,038	862,516	(13,478)
Expiring 10/15/15	Credit Suisse First Boston Corp.	NZD	326	204,600	207,845	(3,245)
South Korean Won,
Expiring 10/15/15	JPMorgan Chase	KRW	836,258	704,188	705,123	(935)
Swiss Franc,
Expiring 10/15/15	Deutsche Bank AG	CHF	959	985,834	984,247	1,587
Expiring 10/15/15	Deutsche Bank AG	CHF	16	16,527	16,473	54
Expiring 10/15/15	JPMorgan Chase	CHF	338	347,389	346,777	612
Expiring 10/15/15	Mellon Trust Company	CHF	479	492,216	491,386	830
Expiring 10/15/15	State Street Bank	CHF	511	527,460	524,687	2,773
Expiring 10/15/15	State Street Bank	CHF	213	222,894	218,495	4,399
Expiring 10/15/15	State Street Bank	CHF	90	93,796	92,521	1,275
Expiring 10/15/15	UBS AG	CHF	96	98,790	98,474	316
Expiring 10/15/15	UBS AG	CHF	69	70,906	70,601	305
Expiring 10/15/15	UBS AG	CHF	9	9,097	9,081	16
Thai Baht,
Expiring 10/15/15	Citigroup Global Markets	THB	4,952	136,863	136,352	511
Expiring 10/15/15	State Street Bank	THB	21,056	582,142	579,808	2,334
Turkish Lira,
Expiring 10/15/15	Bank of Montreal	TRY	43	14,190	14,197	(7)

				$13,782,642	$13,695,302	87,340

						$(2,114)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	5,319	07/25/17	4.290%	28 day Mexican	$1	$—	$1	Citigroup Global Markets
				Interbank Rate(2)
MXN	5,319	07/25/17	4.290%	28 day Mexican	(263)	—	(263)	Citigroup Global Markets
				Interbank Rate(2)
MXN	12,002	07/26/17	4.300%	28 day Mexican	1,783	—	1,783	Citigroup Global Markets
				Interbank Rate(2)
MXN	4,771	07/26/17	4.290%	28 day Mexican	759	—	759	Goldman Sachs & Co.
				Interbank Rate(2)
MXN	10,008	07/27/17	4.320%	28 day Mexican	(623)	—	(623)	Bank of America
				Interbank Rate(2)
MXN	4,897	07/27/17	4.330%	28 day Mexican	392	—	392	Bank of America
				Interbank Rate(2)
MXN	3,200	07/27/17	4.340%	28 day Mexican	(268)	—	(268)	JPMorgan Chase
				Interbank Rate(2)

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	7,200	07/28/17	4.380%	28 day Mexican	$(902)	$160	$(1,062)	Citigroup Global Markets
				Interbank Rate(2)
MXN	5,799	07/28/17	4.375%	28 day Mexican	(696)	—	(696)	Goldman Sachs & Co.
				Interbank Rate(2)
MXN	3,023	07/28/17	4.390%	28 day Mexican	(411)	—	(411)	Bank of America
				Interbank Rate(2)
MXN	150	08/24/17	4.480%	28 day Mexican	1,111	1	1,110	Citigroup Global Markets
				Interbank Rate(2)
MXN	1,299	07/15/25	6.355%	28 day Mexican	(34)	—	(34)	Citigroup Global Markets
				Interbank Rate(1)
MXN	1,299	07/15/25	6.355%	28 day Mexican	(102)	—	(102)	Citigroup Global Markets
				Interbank Rate(1)
MXN	1,162	07/16/25	6.325%	28 day Mexican	(190)	—	(190)	Goldman Sachs & Co.
				Interbank Rate(1)
MXN	565	07/16/25	6.340%	28 day Mexican	(162)	—	(162)	Citigroup Global Markets
				Interbank Rate(1)
MXN	1,699	07/17/25	6.300%	28 day Mexican	(467)	—	(467)	Bank of America
				Interbank Rate(1)
MXN	1,379	07/17/25	6.330%	28 day Mexican	(184)	—	(184)	JPMorgan Chase
				Interbank Rate(1)
MXN	1,189	07/17/25	6.315%	28 day Mexican	(243)	—	(243)	Bank of America
				Interbank Rate(1)
MXN	2,050	07/18/25	6.330%	28 day Mexican	(277)	—	(277)	Citigroup Global Markets
				Interbank Rate(1)
MXN	1,189	07/18/25	6.320%	28 day Mexican	(217)	—	(217)	Goldman Sachs & Co.
				Interbank Rate(1)
MXN	742	07/18/25	6.320%	28 day Mexican	(126)	—	(126)	Bank of America
				Interbank Rate(1)
MXN	2,360	09/18/25	6.390%	28 day Mexican	256	206	50	JPMorgan Chase
				Interbank Rate(1)

					$(863)	$367	$(1,230)

(1) Portfolio	pays the floating rate and receives the fixed rate.

(2) Portfolio	pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at September 30, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	12/20/20	1.000%	210	1.261%	$2,644	$2,685	$(41)	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC swap agreements:
Citigroup Global Markets	08/23/16	150	Pay fixed payments on the CGAUMBSK Index and receive variable payments based on the 3 Month LIBOR +20bps	$18,297	$—	$18,297
Citigroup Global Markets	08/23/16	14	Pay fixed payments on the CGAUMBSK Index and receive variable payments based on the 3 Month LIBOR +20bps	1,694	—	1,694
JPMorgan Chase	11/09/15	186	Pay fixed payments on the JPCMMAC2 Index and receive variable payments based on the 3 Month LIBOR +30bps	25,935	—	25,935
JPMorgan Chase	11/09/15	30	Pay fixed payments on the JPCMMAC2 Index and receive variable payments based on the 3 Month LIBOR +30bps	2,232	—	2,232
JPMorgan Chase	08/27/16	190	Pay fixed payments on the JPCMOIR3 Index and receive variable payments based on the 3 Month LIBOR +6bps	(4,121)	—	(4,121)
JPMorgan Chase	09/08/16	544	Pay fixed payments on the JPGMAER2 Index and receive variable payments based on the 3 Month LIBOR +26bps	13,247	—	13,247
JPMorgan Chase	09/08/16	570	Pay fixed payments on the JPGMAER2 Index and receive variable payments based on the 3 Month LIBOR +36bps	(3,376)	—	(3,376)
JPMorgan Chase	12/17/15	197	Pay fixed payments on the JPGMAUTP Index and receive variable payments based on the 3 Month LIBOR +33bps	690	—	690
JPMorgan Chase	12/17/15	30	Pay fixed payments on the JPGMAUTP Index and receive variable payments based on the 3 Month LIBOR +33bps	108	—	108
JPMorgan Chase	11/06/15	170	Pay fixed payments on the JPMMSM1B Index and receive variable payments based on the 3 Month LIBOR +55bps	26,061	—	26,061
JPMorgan Chase	11/06/15	30	Pay fixed payments on the JPMMSM1B Index and receive variable payments based on the 3 Month LIBOR +55bps	1,919	—	1,919

				$82,686	$—	$82,686

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$885,362	$5,113,752	$—
Preferred Stock	—	19,773	—
Corporate Bond	—	—	595,740
Foreign Government Bonds	—	119,067	—
Affiliated Money Market Mutual Fund	7,612,022	—	—
Other Financial Instruments*
Financial Futures Contracts	(7,208)	—	—
Commodity Futures Contracts	(4,658)	—	—
OTC Forward Foreign Currency Contracts	—	(2,114)	—
OTC interest rate swaps	—	(863)	—
OTC credit default swaps	—	2,644	—
OTC Total Return Swaps	—	82,686	—

Total	$8,485,518	$5,334,945	$595,740

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Balance as of 07/13/15***	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(32)
Purchases	595,740
Sales	—
Accrued discount/premium	32
Transfers in and/or out of Level 3	—

Balance as of 09/30/15	$595,740

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which $(32) was relating to securities held at the reporting period end.

***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bond	$595,740	Pricing at Cost	Unadjusted purchase price

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$2,644
Equity contracts.	75,478
Foreign exchange contracts	(2,114)
Interest rate contracts	(863)
Commodity contracts	(4,658)

Total	$70,487

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733	%(c)	04/10/49	2,391	$2,507,539
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,735,787
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,707,686
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	20,581,560
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	15,000	14,780,385
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	15,000	15,461,715
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	20,000	20,510,260
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	416,454
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,326,930
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,689,827
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,521,936
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,468,200
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	23,537,763
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	20,594,280
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,041,146
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	14,925,090
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.514%		10/10/48	17,000	17,169,927
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	10,001,500
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	17,000	17,523,804
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	13,500	14,030,199
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	7,500	7,620,555
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.447%		08/15/48	19,000	19,496,983
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,013,322
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,656,110
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,604,950
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,786,550
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,678,330
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	18,576,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	443	453,935

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	$1,994,274
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032	%(c)	06/12/50	75	74,715
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,968,083
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(c)	01/15/45	500	502,337
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.898	%(c)	05/15/43	500	507,218
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	3,284	3,453,654
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,085,716
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,573,930
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	13,400,270
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,723,715
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,286,910

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $387,581,888)					394,990,499

CORPORATE BONDS — 87.1%

Aerospace & Defense — 0.9%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	2,675	2,653,292
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	3.800%		03/01/45	13,790	12,575,956
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%		04/15/45	3,080	2,771,920
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	500	515,863
Northrop Grumman Systems Corp., Gtd. Notes	7.875%		03/01/26	2,000	2,664,182
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45	5,300	5,142,595
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	10,350	10,539,333

					36,863,141

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,000	2,931,069
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	81	130,928
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	2.950%		07/21/20	11,100	11,165,956
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%		08/22/22	5,000	4,882,255
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		03/04/43	250	236,589
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.250%		11/10/44	950	917,794
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%		11/15/41	3,038	2,986,633
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	1,000	1,002,691
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%		11/15/43	337	356,893
Reynolds American, Inc., Gtd. Notes	5.700%		08/15/35	2,240	2,434,141
Reynolds American, Inc., Gtd. Notes, 144A	6.875%		05/01/20	8,000	9,368,928
Reynolds American, Inc., Gtd. Notes, 144A	7.000%		08/04/41	3,275	3,782,658

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Reynolds American, Inc., Gtd. Notes, 144A	8.125%	05/01/40	650	$800,818

				40,997,353

Airlines — 1.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,251	2,296,107
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	10,713	11,436,508
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	05/01/27	9,965	9,770,683
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	09/22/27	4,230	4,245,651
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	364	402,032
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	581	674,100
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	207	236,031
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,663	1,754,909
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	07/30/27	5,250	5,289,375
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	11/01/19	2,271	2,531,899
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	08/15/25	3,165	3,285,956
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	10/11/27	4,500	4,601,250
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%	09/03/26	5,500	5,513,750
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	11/15/25	281	282,184

				52,320,435

Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	14,686,187
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,425,506
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%	09/15/21	1,359	1,374,559
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	2,800	3,277,061
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.125%	11/15/25	2,700	3,211,971
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	10,370	12,881,728
Ford Motor Co., Sr. Unsec’d. Notes	7.700%	05/15/97	2,000	2,332,878
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	2,300	3,280,658
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	7,350	7,114,021
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%	08/06/23	500	519,268
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25	800	758,566
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	10,000	9,263,250
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	6,075	6,461,838
General Motors Financial Co., Inc., Gtd. Notes	2.400%	04/10/18	8,300	8,236,206
General Motors Financial Co., Inc., Gtd. Notes	2.625%	07/10/17	6,500	6,515,067
General Motors Financial Co., Inc., Gtd. Notes(a)	4.375%	09/25/21	5,000	5,104,910

				88,443,674

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment — 0.4%
Delphi Corp., Gtd. Notes	4.150%		03/15/24	7,000	$7,058,989
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%		07/02/64	3,170	2,811,419
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A.	4.000%		04/29/20	7,915	7,524,197

					17,394,605

Banks — 6.8%
Bank of America Corp., Jr. Sub. Notes	6.100	%(c)	12/31/49	6,300	6,142,500
Bank of America Corp., Jr. Sub. Notes(a)	6.250	%(c)	12/31/49	5,075	4,960,813
Bank of America Corp., Jr. Sub. Notes	6.500	%(c)	12/31/49	2,000	2,040,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	5,725	5,942,928
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	4,785	5,038,993
Bank of America Corp., Sub. Notes	3.950%		04/21/25	6,000	5,837,010
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,150,240
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	10,300	10,094,669
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	6,650	6,645,239
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	6,275	5,991,031
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%		08/17/45	11,320	11,400,564
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	1,200	1,193,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	300	311,250
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.650%		07/30/45	6,750	6,732,761
Citigroup, Inc., Sr. Unsec’d. Notes	4.950%		11/07/43	4,065	4,217,011
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	5,000	5,814,580
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	3,676,277
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	2,876,192
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	3,250	3,218,449
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	4,250	4,227,080
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,695	2,804,172
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,001,658
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.875%		05/15/45	12,225	11,979,864
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	746,488
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,349,369
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/31/49	8,100	7,912,687
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700	%(c)	12/31/49	3,325	3,312,531
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	227,933
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	803,382
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,411,684
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,200	2,264,376
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	5,575,383
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,298,494
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	8,275	8,122,384
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,819,200
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	700	689,777

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	830	$842,145
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	816,834
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000	%(c)	12/31/49	7,000	6,807,500
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150	%(c)	12/31/49	1,800	1,697,076
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(c)	12/31/49	6,990	6,867,675
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(c)	12/31/49	6,000	5,961,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49	4,400	4,570,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	161,651
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.850%		02/01/44	2,600	2,719,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	281,345
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,258,863
JPMorgan Chase & Co., Sub. Notes(a)	4.125%		12/15/26	9,450	9,412,616
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	1,980	1,985,938
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	3,675	3,618,074
Morgan Stanley, Jr. Sub. Notes(a)	5.550	%(c)	12/31/49	5,215	5,136,775
Morgan Stanley, Sr. Unsec’d. Notes(a)	3.700%		10/23/24	3,760	3,777,935
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	900	855,340
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	10,566,751
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	4.000%		07/23/25	15,405	15,743,802
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	106,272
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	127,851
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,063,223
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,500	2,559,125
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	1,550	1,623,346
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,448,273
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49	5,790	5,790,000
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	24,150	24,033,935
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	7,551,009
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	1,500	1,559,208

					281,773,361

Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	13,125	11,571,669
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42	5,770	4,953,643
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	225	249,061
Coca-Cola Co. (The), Sr. Unsec’d. Notes	2.500%		04/01/23	1,200	1,175,293
Coca-Cola Co. (The), Sr. Unsec’d. Notes	3.200%		11/01/23	3,550	3,644,008
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%		11/26/43	2,400	2,627,134
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	250	255,255
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,500	1,494,375
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.600%		07/17/45	17,530	18,319,376
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.200%		08/01/18	5,500	5,550,430

					49,840,244

Biotechnology — 2.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,000	6,017,592
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	500	526,861
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45	3,600	3,305,383
Amgen, Inc., Sr. Unsec’d. Notes	4.950%		10/01/41	2,270	2,281,071

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.150%	11/15/41	10,305	$10,590,933
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42	5,400	6,045,273
Amgen, Inc., Sr. Unsec’d. Notes	5.750%	03/15/40	1,580	1,748,820
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	8,515	8,592,044
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	1,837	1,742,903
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	20,350	20,185,124
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,352,233
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,432,572
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	6,900	6,631,211
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.750%	03/01/46	13,200	13,260,878
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	2,550	2,564,872
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	1,000	1,129,030

				98,406,800

Building Materials — 1.0%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,375,375; purchased 02/11/15 - 05/04/15)(f)(g)	5.375%	11/15/24	6,150	6,073,125
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes(a)	4.000%	06/15/25	14,000	14,106,848
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,758,625
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,864,347
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,129,662
Masco Corp., Sr. Unsec’d. Notes	6.125%	10/03/16	5,629	5,840,200
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,647,348
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,945,440

				39,365,595

Chemicals — 5.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,324,787
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,145	3,924,237
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,649,018
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.900%	06/01/43	1,200	1,170,974
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,342,717
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,313,989
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	6,031	5,646,524
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	6,050	6,095,375
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	4,000	3,720,000
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	750	706,875
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	7,271,392
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	17,590	17,078,008
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	987,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,400	1,353,306
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	3,600	3,437,744
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,137,268
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	480	514,578
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	8,030	7,006,777
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	23,524	21,278,964
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,650	3,589,184
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,173,796
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	871,190
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,516,239
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	9,423	9,547,600

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	$11,770,656
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	4,325	4,221,970
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.650%	10/15/44	3,200	2,924,522
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	1,000	965,940
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	4,266	4,616,341
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	2,774,444
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	2,990	2,832,792
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	24,535	24,418,827
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,554,539
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250%	03/01/22	3,100	3,300,843
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,638,770
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,300	1,943,500
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	801,684
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	775	706,391
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,830	1,585,411
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	3,806,291
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	3,875	3,334,755
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,401,894
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	964,017
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,390	3,571,545
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,102,002
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,433,474
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	3.450%	08/01/25	10,910	11,061,518
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,985,739
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	616,045
WR Grace & Co-Conn, Gtd. Notes, 144A(a)	5.125%	10/01/21	1,400	1,382,500

				234,374,452

Commercial Services — 1.3%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,000	1,970,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	757,625
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,100,135
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	2,793,971
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,840,979
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	12,982,905
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,072,371
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $4,509,951; purchased 08/29/13 - 04/24/15)(f)(g)	7.000%	10/15/37	3,623	4,505,316
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,262,119
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	2,450	2,504,517
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,116,616
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,168,955
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,382,500
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	2,932	2,824,173

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
William Marsh Rice University, Unsec’d. Notes	3.774%		05/15/55	7,000	$6,601,714

					55,883,896

Commercial Services & Supplies — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,613,634

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	3.450%		02/09/45	16,106	13,635,001
Apple, Inc., Sr. Unsec’d. Notes	3.850%		05/04/43	2,109	1,923,381
Apple, Inc., Sr. Unsec’d. Notes(a)	4.375%		05/13/45	20,005	19,805,330
Hewlett-Packard Co., Sr. Unsec’d. Notes	6.000%		09/15/41	5,975	5,873,670
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%		08/01/23	1,275	1,298,559
NCR Corp., Gtd. Notes	6.375%		12/15/23	500	490,000
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	800	818,429

					43,844,370

Distribution/Wholesale — 0.2%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,819,285; purchased 06/24/14)(f)(g)	9.500%		12/01/16	1,690	1,702,675
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,167,500; purchased 08/05/14)(f)(g)	7.250%		08/01/18	2,000	2,090,000
WW Grainger, Inc., Sr. Unsec’d. Notes(a)	4.600%		06/15/45	3,450	3,633,992

					7,426,667

Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	1,100	1,080,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	4.250%		07/01/20	2,000	1,997,500
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	1,275	1,273,406
American Express Co., Jr. Sub. Notes	4.900	%(c)	12/31/49	10,000	9,607,000
American Express Co., Jr. Sub. Notes(a)	5.200	%(c)	12/31/49	985	975,445
American Express Co., Sub. Notes	3.625%		12/05/24	3,610	3,571,698
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(a)	3.700%		10/15/24	315	320,836
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%		10/15/23	500	523,044
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	760	947,779
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	2,000	2,800,232
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	5,000	4,987,500
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.875%		04/01/19	1,000	1,051,500
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	5,174,088
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%		01/15/44	6,600	6,830,901
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,825	1,529,897
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	3,250	3,111,875
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	7,100	7,299,652
Synchrony Financial, Sr. Unsec’d. Notes	3.750%		08/15/21	2,670	2,697,303
Synchrony Financial, Sr. Unsec’d. Notes	4.250%		08/15/24	3,525	3,511,866

					59,292,272

Electric — 10.6%
AEP Texas Central Co., Sr. Unsec’d. Notes, 144A	3.850%		10/01/25	7,145	7,226,803

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	$658,125
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,334,783
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,406,811
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,733,817
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	329,930
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	7,150	7,087,480
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,436,783
CMS Energy Corp., Sr. Unsec’d. Notes(a)	3.875%	03/01/24	9,250	9,473,711
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	4,257,547
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	705,687
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	4,195	3,838,278
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,091,986
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	979,541
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	8,182,520
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.625%	12/01/54	1,750	1,756,165
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,523,073
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,105,430
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	4.700%	12/01/44	1,625	1,609,777
Dominion Resources, Inc., Sr. Unsec’d. Notes(a)	4.900%	08/01/41	8,810	9,005,379
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	16,495,338
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	509,694
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	4,675	4,783,474
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,211,775
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,143,475
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,142,310
Duke Energy Carolinas LLC, First Ref. Mortgage(a)	3.750%	06/01/45	10,410	9,851,951
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	10/15/23	1,200	1,252,730
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	439,922
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,588,830
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	1,200	1,183,980
Duke Energy Progress, Inc., First Mortgage	4.150%	12/01/44	4,802	4,831,307
Duke Energy Progress, Inc., First Mortgage	5.700%	04/01/35	500	594,789
Exelon Corp., Sr. Unsec’d. Notes	5.100%	06/15/45	7,715	7,877,563
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,044,822
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,245,729
Florida Power & Light Co., First Mortgage(a)	3.250%	06/01/24	3,575	3,670,167
Florida Power & Light Co., First Mortgage(a)	4.050%	10/01/44	7,550	7,556,251
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	13,515,942
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	722,412
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,062,509
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,046,519
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,044,862
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	989,680
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	720,652
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	8,000	8,271,896
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,189,310
MidAmerican Energy Co., First Mortgage(a)	4.400%	10/15/44	16,080	16,813,714

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	$3,174,737
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,680,253
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,337,732
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	10,664,149
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,411,450
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,056,903
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,796,774
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,611,956
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	3,710	3,810,170
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	3,873,733
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	8,651,286
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,377,893
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,104,278
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	4,735,212
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.750%	02/15/44	2,275	2,395,140
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	5.125%	11/15/43	12,215	13,502,156
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,674,795
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,731,171
PPL Capital Funding, Inc., Gtd. Notes(a)	4.700%	06/01/43	800	796,619
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	7,817,250
PPL Electric Utilities Corp., First Mortgage(a)	4.125%	06/15/44	3,150	3,130,366
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	646,362
Progress Energy, Inc., Sr. Unsec’d. Notes(a)	7.750%	03/01/31	8,824	11,933,895
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	1,000	997,580
PSEG Power LLC, Gtd. Notes(a)	4.300%	11/15/23	3,350	3,432,611
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	168,410
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,399,609
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,068,705
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,965,400
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,947,484
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	3.650%	05/15/25	16,900	16,677,985
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%	06/01/64	4,720	4,487,106
Southern California Edison Co., First Mortgage	3.600%	02/01/45	4,330	3,979,772
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,566,665
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,026,057
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,029,660
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	581,311
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,501,811
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,307,825
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	4,390	4,018,101
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.200%	05/15/45	8,500	8,533,652
Virginia Electric & Power Co., Sr. Unsec’d. Notes(a)	4.450%	02/15/44	5,150	5,393,193
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,169,774
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,750,874
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	3,018,783
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	730	781,201
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,904,454

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%		11/01/44	5,000	$5,482,275

					439,649,807

Electrical Components & Equipment
General Cable Corp., Gtd. Notes	5.750	%(c)	10/01/22	750	637,500

Electronics — 0.3%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,547,052
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.500%		04/01/22	4,000	3,952,888
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	500	486,250
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	3,300	3,223,189

					12,209,379

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	1,095,000

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	955,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%		11/01/20	7,015	7,102,687

					8,057,687

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	3,000	3,030,000
Waste Management, Inc., Gtd. Notes	4.100%		03/01/45	2,560	2,397,437

					5,427,437

Foods — 1.4%
Delhaize Group SA (Belgium), Gtd. Notes	5.700%		10/01/40	2,800	2,961,294
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	1,350	1,387,125
JM Smucker Co. (The), Gtd. Notes, 144A	2.500%		03/15/20	1,495	1,499,552
JM Smucker Co. (The), Gtd. Notes, 144A	3.000%		03/15/22	1,510	1,503,151
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%		03/15/25	4,000	3,975,120
Kraft Foods Group, Inc., Gtd. Notes	6.500%		02/09/40	500	599,411
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35	10,000	10,445,890
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	5.200%		07/15/45	4,975	5,268,769
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	7.125%		08/01/39	8,300	10,438,163
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%		04/15/42	1,150	1,189,908
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%		08/01/43	450	475,225
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%		08/01/21	250	256,250
Sysco Corp., Gtd. Notes(a)	3.750%		10/01/25	7,600	7,679,960
Sysco Corp., Gtd. Notes	5.375%		09/21/35	8,000	8,995,360
Tyson Foods, Inc., Gtd. Notes	4.875%		08/15/34	775	789,793
Tyson Foods, Inc., Gtd. Notes(a)	5.150%		08/15/44	1,075	1,127,756

					58,592,727

Forest Products & Paper — 1.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original costs $3,632,773; purchased 10/08/13 - 10/17/13)(f)(g)	7.250%		06/01/28	2,960	3,825,676
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,195,818; purchased 09/17/15)(f)(g)	7.375%		12/01/25	3,300	4,184,179
International Paper Co., Sr. Unsec’d. Notes(a)	3.800%		01/15/26	3,000	2,955,717

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	28,145	$26,063,508
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	2,525	2,475,740
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,875	1,831,684
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	6,836,493
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,545,627

				50,718,624

Gas — 0.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	729,814
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,090,180
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	909,261
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	374,702
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,250,235

				11,354,192

Healthcare-Products — 1.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	6.000%	05/15/39	2,500	2,883,153
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	935	934,795
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	419,462
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,505,413
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	7,010	7,086,360
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	7,794,175
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	13,210	13,620,791
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,058,018
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	396,936
Zimmer Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,809,706

				53,508,809

Healthcare-Services — 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,900	1,857,695
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,125	4,246,147
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.500%	08/15/24	1,700	1,682,832
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	980,676
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	502,024
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	813,991
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,633,500
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	750	778,125
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,500	3,508,750
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,574,375
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,049,220
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,794,708
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	11,010,471
LifePoint Hospitals, Inc., Gtd. Notes(a)	5.500%	12/01/21	3,375	3,408,750
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,425	2,243,198
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	2,550	2,411,476
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	809,843
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	4,725	4,801,649
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,395,361
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,438,336
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	2,750	2,504,180

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24	9,075	$9,281,375
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%		11/28/44	3,720	3,739,154
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%		07/15/45	4,275	4,427,566
Texas Health Resources, Sec’d. Notes	4.330%		11/15/55	5,400	5,295,910
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,060	1,940,868
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	4,545	4,795,607
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	1,080	1,107,571
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%		07/15/45	14,345	15,142,783

					99,176,141

Holding Companies-Diversified — 0.1%
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%		10/23/43	3,500	3,268,849

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	597,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	3,332	3,423,630

					4,020,630

Home Furnishings
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	768,477
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	458,150

					1,226,627

Household Products/Wares — 0.7%
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	27,230,856
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	405,014

					27,635,870

Housewares
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	912,577

Insurance — 2.4%
Allstate Corp. (The), Sub. Notes	5.750	%(c)	08/15/53	800	828,280
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	4,095,869
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,506,319
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	3,917,255
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,095,943
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,814,060
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	2,250	2,167,475
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	635,904
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	905	901,819
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(c)	12/29/49	1,590	1,641,675
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,041,746

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	$192,583
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,181,023
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,672,700
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,646	6,709,966
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	2,894	3,380,146
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	6,150	7,437,945
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,156,497
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	101,592
MetLife Capital Trust X, Jr. Sub. Notes, 144A(a)	9.250%		04/08/38	2,500	3,450,000
MetLife, Inc., Jr. Sub. Notes(a)	6.400%		12/15/36	1,000	1,090,000
MetLife, Inc., Sr. Unsec’d. Notes	4.721	%(c)	12/15/44	2,000	2,067,880
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	5,000	5,270,720
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,536,880
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100	%(c)	10/16/44	9,250	9,527,500
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	360,044
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	3,225	3,228,225
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	626,045
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,640,094
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,129,178

					101,405,363

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250	%(c)	02/25/17	1,250	1,237,500
Steel Dynamics, Inc., Gtd. Notes	6.125%		08/15/19	1,000	1,022,500

					2,260,000

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.700%		08/28/20	500	535,625
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,500	2,668,750
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes.	4.500%		10/01/34	5,400	4,764,053
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes.	6.750%		05/15/18	3,600	3,991,892
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%		03/01/25	4,700	4,030,250
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%		10/15/21	3,150	2,734,594

					18,725,164

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,222,012
Terex Corp., Gtd. Notes(a)	6.500%		04/01/20	750	761,250

					4,983,262

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC, Gtd. Notes	3.250%		02/01/17	3,850	3,777,813
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,287,856

					7,065,669

Media — 4.6%
21st Century Fox America, Inc., Gtd. Notes	3.000%		09/15/22	3,915	3,858,256
21st Century Fox America, Inc., Gtd. Notes(a)	4.750%		09/15/44	9,915	9,760,148

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	$2,600,872
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,431,391
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	942,500
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	156,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,085,000
CBS Corp., Gtd. Notes	4.000%	01/15/26	3,500	3,443,230
CBS Corp., Gtd. Notes(a)	4.600%	01/15/45	7,635	6,720,678
CBS Corp., Gtd. Notes	5.900%	10/15/40	85	89,942
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	8,460	8,534,871
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	5,096	5,080,997
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	1,275	1,284,806
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,052,601
Comcast Corp., Gtd. Notes(a)	4.600%	08/15/45	12,025	12,291,955
Comcast Corp., Gtd. Notes	4.650%	07/15/42	10,500	10,796,142
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,377,371
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	3,635,188
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	856	898,800
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	3,000	3,090,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	4,340	4,078,216
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	6.000%	08/15/40	4,875	5,013,806
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41	1,000	1,071,408
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	5,000	5,037,500
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	542,029
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	2,000	2,444,940
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,689,792
NBCUniversal Media LLC, Gtd. Notes(a)	4.450%	01/15/43	6,850	6,821,627
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,555,977
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,122,423
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,025	1,961,719
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes(a)	2.800%	06/15/20	3,600	3,563,629
TEGNA, Inc., Gtd. Notes(a)	5.125%	07/15/20	2,000	2,040,000
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	950	751,092
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	800	716,490
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	380	361,694
Time Warner Cable, Inc., Gtd. Notes(a)	6.550%	05/01/37	2,785	2,736,485
Time Warner Cable, Inc., Gtd. Notes	6.750%	06/15/39	4,700	4,701,114
Time Warner, Inc., Gtd. Notes(a)	4.650%	06/01/44	4,495	4,288,814
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,465,056
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	5,811,308
Time Warner, Inc., Gtd. Notes(a)	6.250%	03/29/41	6,275	7,227,093
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	227,249
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	40	30,203
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	7,050	6,090,749
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	4,605	3,676,913
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.250%	04/01/44	3,850	3,361,042
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	5,855	5,420,319
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,083,500
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,531,000

				188,554,310

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining — 2.5%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	2,100	$2,000,250
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	4,950	3,875,598
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	7,106,114
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	2,000	1,703,096
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	5,565	4,620,375
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	2,000	2,024,110
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	15,790	15,970,827
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	6,000	4,500,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	4,085	3,936,053
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%	03/15/23	500	465,384
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	06/15/25	8,335	8,129,967
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	5.200%	11/02/40	10,913	10,567,822
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	3.875%	04/23/25	13,120	11,857,331
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	11,180	9,076,483
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	8,527	7,568,821
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	953	524,150
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	1,895	1,042,250
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	1,000	555,000
Yamana Gold, Inc. (Canada), Sr. Unsec’d. Notes	4.950%	07/15/24	11,100	9,918,294

				105,441,925

Miscellaneous Manufacturing — 1.6%
3M Co., Sr. Unsec’d. Notes, MTN	3.875%	06/15/44	6,500	6,383,624
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,000	997,500
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%	03/15/22	1,000	985,000
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	3,465	3,418,340
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	19,225	19,922,810
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43	450	494,436
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.400%	05/27/45	8,725	8,930,020
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%	08/17/26	1,000	1,234,175
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,535,223
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	879,715
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,363,940
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	8,305,635
Tyco International Finance SA, Gtd. Notes(a)	5.125%	09/14/45	12,450	13,018,143

				67,468,561

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	3.500%	08/20/20	3,000	3,016,071

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 4.7%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	8,515	$10,389,586
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	678,808
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581	%(s)	10/10/36	11,400	4,332,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	7,758,201
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	451,406
Apache Corp., Sr. Unsec’d. Notes(a)	4.750%		04/15/43	3,000	2,707,092
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,914,294
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.800%		04/15/24	7,300	6,750,770
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.900%		02/01/25	7,000	6,436,661
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	1,000	872,466
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	3,300	3,132,565
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	1,645	1,428,479
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%		06/15/45	6,720	6,088,434
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	6,000	5,796,984
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	8,330	10,192,155
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	6,908,530
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	4,037,668
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.567%		03/06/45	4,370	4,122,387
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	3,000	2,986,473
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%		09/15/24	3,585	3,464,580
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%		09/15/54	4,625	4,041,635
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%		11/15/24	500	465,005
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,470	1,272,996
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%		11/15/43	5,535	4,917,892
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	12,630	11,973,038
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%		06/15/45	4,550	4,580,999
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	6,470	2,393,900
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16	5,000	4,800,000
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45	6,800	6,109,120
Phillips 66, Gtd. Notes	4.650%		11/15/34	3,500	3,407,071
Phillips 66, Gtd. Notes	4.875%		11/15/44	6,200	5,933,034
Range Resources Corp., Gtd. Notes, 144A(a)	4.875%		05/15/25	10,000	8,912,500
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	10,000	9,800,000
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		05/11/45	18,195	17,992,162
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	6,650	6,648,264
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%		01/23/20	2,665	2,649,778
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%		03/15/45	7,045	6,271,614

					193,618,547

Oil & Gas Services — 0.8%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,511,775
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	2,018,470
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	4,000	4,867,340
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%		11/15/41	1,835	1,755,541
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%		08/01/43	9,350	9,283,942
Halliburton Co., Sr. Unsec’d. Notes	7.450%		09/15/39	375	501,234
Schlumberger Investment SA, Gtd. Notes(a)	3.650%		12/01/23	13,850	14,281,898
Weatherford International Ltd., Gtd. Notes	6.500%		08/01/36	535	406,698
Weatherford International Ltd., Gtd. Notes	7.000%		03/15/38	510	406,936

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)

				$35,033,834

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	911,625
Ball Corp., Gtd. Notes	5.250%	07/01/25	3,000	2,956,860
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	294,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	687,500
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,248,849
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,194,263
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,428,000

				11,721,097

Pharmaceuticals — 3.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,217,894
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	868,079
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	9,860,591
AbbVie, Inc., Sr. Unsec’d. Notes(a)	4.700%	05/14/45	14,255	13,830,728
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,886,255
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	14,340,849
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45	2,120	1,980,305
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45	2,790	2,816,075
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	2,000	2,031,380
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250%	08/01/42	900	774,412
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	7,289,879
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,499,298
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45	1,415	1,437,341
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,234,342
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	498,936
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,500	4,452,210
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,368,944
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,704,640
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	7,705,056
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,047,769
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,224,991
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	5,689,487
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	4,625	4,966,491
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.300%	06/15/43	3,605	3,570,370
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	8,500	8,539,397
Pfizer, Inc., Sr. Unsec’d. Notes(a)	7.200%	03/15/39	3,300	4,535,098
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	1,100	985,577

				131,356,394

Pipelines — 3.2%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	816,690
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,453,278
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	10,766	9,342,293
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	1,019,896
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	1,905	1,538,798
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	551,223
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	3,627,377
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	6.125%	12/15/45	9,130	8,105,751

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	$2,174,229
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	10,130	9,292,360
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	600	528,607
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850%	03/15/44	5,775	5,148,228
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46	10,000	9,056,040
Enterprise Products Operating LLC, Gtd. Notes(a)	4.950%	10/15/54	3,110	2,668,405
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	4,985	4,550,208
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	63,967
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	4.350%	07/15/25	11,675	11,528,514
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	15,600	15,375,157
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,836,176
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,187,303
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	2,320	2,200,747
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	522,839
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771; purchased 04/30/14)(f)(g)	4.000%	05/07/21	1,300	1,229,150
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	3,582,524
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	4,000	3,393,020
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	539,312
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,523,745
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,612,893
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	2,911,732
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	5,400	4,021,018
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.100%	09/15/45	8,655	6,620,391
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.400%	03/04/44	1,075	858,233
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	3,356,728

				131,236,832

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	2,850	2,836,520

Real Estate Investment Trusts (REITs) — 2.3%
BioMed Realty LP, Gtd. Notes	2.625%	05/01/19	3,700	3,580,053
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	4,125	4,287,937
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,051,825
Digital Delta Holdings LLC, Gtd. Notes, 144A	3.400%	10/01/20	2,450	2,459,268
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,613,142
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,222,272
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	2,850	2,922,518
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	6,000	5,878,446
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	5,500	5,488,395
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,599,988
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	3,023,958

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	$3,052,779
Realty Income Corp., Sr. Unsec’d. Notes(a)	4.125%	10/15/26	1,550	1,579,210
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,614,167
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	8,500	8,530,796
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,130,788
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,374,250
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	4,896,265
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,398,693
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,476,209
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	8,900	11,186,544
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,565,495

				96,932,998

Retail — 3.1%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes(a)	5.165%	08/01/44	4,000	3,788,548
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,155,530
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,401,670
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,330	1,370,975
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.125%	05/15/21	550	588,732
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	10,965	11,786,860
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	8,345	9,207,306
CVS Health Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	1,000	1,211,306
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	1,018,125
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.200%	04/01/43	3,922	3,960,757
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	3,000	3,021,576
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	16,481,501
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,774,009
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	9,068,063
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,038,063
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,600,273
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,104,698
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	5.125%	11/15/41	4,000	4,442,572
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	7,460	7,596,242
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	2,800	2,369,032
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,752,609
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	266,063
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	308,404
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	12,150	12,684,065
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	6,175	6,312,523
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,241,794
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,656,916
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,443,745

				129,651,957

Semiconductors — 0.6%
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	5.100%	10/01/35	10,265	10,348,660
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,034,336
Micron Technology, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/25	10,000	9,175,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	900	859,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,346,875

				26,764,371

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software — 1.5%
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%		11/01/23	2,500	$2,512,500
CA, Inc., Sr. Unsec’d. Notes	3.600%		08/01/20	5,000	5,111,695
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20	1,315	1,325,362
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.750%		02/12/45	6,500	6,005,889
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	3,650	3,306,634
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.875%		12/15/43	4,139	4,473,535
Oracle Corp., Sr. Unsec’d. Notes	2.500%		10/15/22	1,500	1,465,431
Oracle Corp., Sr. Unsec’d. Notes	3.900%		05/15/35	4,630	4,392,879
Oracle Corp., Sr. Unsec’d. Notes	4.125%		05/15/45	5,000	4,717,935
Oracle Corp., Sr. Unsec’d. Notes(a)	4.300%		07/08/34	12,200	12,231,744
Oracle Corp., Sr. Unsec’d. Notes	4.375%		05/15/55	17,315	16,121,442

					61,665,046

Telecommunications — 6.1%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	5.000%		03/30/20	5,000	5,461,500
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	5,440	5,978,778
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%		07/16/42	1,800	1,615,266
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,000	2,863,488
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.350%		06/15/45	18,974	16,285,953
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	28,060	25,669,737
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.750%		05/15/46	8,050	7,376,191
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	6,703	6,196,903
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	6,450	6,371,497
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	16,997,523
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41	2,640	2,678,961
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	%(c)	12/15/30	1,675	2,497,711
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16	7,500	8,400,000
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750	%(c)	06/15/30	1,000	1,429,677
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%		05/15/22	7,000	6,518,484
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,290,625
Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.450%		10/01/43	2,500	2,658,503
Sprint Corp., Gtd. Notes(a)	7.125%		06/15/24	1,325	1,019,720
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	950	966,625
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	1,500	1,520,610
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.272%		01/15/36	4,275	3,876,938
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	677	629,920
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%		09/15/48	23,189	20,378,215
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	1,256	1,081,542
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,563,030
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	6,425	6,024,806
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	69,404	63,167,634
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.050%		03/15/34	21,112	21,063,231

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41	5,711	$6,230,798

				252,813,866

Textiles — 0.2%
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,071,000

Transportation — 2.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	6,490	6,216,077
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	193,846
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,407,974
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	905	910,481
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	13,388	14,307,635
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes(a)	4.500%	11/07/43	2,000	2,110,164
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	633,711
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,043,806
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	1,987,893
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	15,124,709
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	2,532	3,190,819
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,464,994
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	1,600	1,483,570
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	4,955,595
CSX Corp., Sr. Unsec’d. Notes(a)	5.500%	04/15/41	2,682	2,965,882
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,182,981
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	640,786
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,331,130
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	755,237
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,883,071
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,030,849
FedEx Corp., Gtd. Notes	5.100%	01/15/44	10,525	11,025,548
Kansas City Southern Railway Co. (The), Gtd. Notes	4.950%	08/15/45	10,000	10,081,370
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,020,889
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,301,941
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,087,149
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,465,858
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,311,596
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	894,285
Union Pacific Corp., Sr. Unsec’d. Notes	3.250%	01/15/25	3,575	3,619,913
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,318,470
Union Pacific Corp., Sr. Unsec’d. Notes	4.150%	01/15/45	2,775	2,756,385
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	273,045
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,072,903
Union Pacific Corp., Sr. Unsec’d. Notes(a)	4.850%	06/15/44	1,225	1,341,217

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

				$116,391,779

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,294,350; purchased 08/04/15)(f)(g)	2.500%	06/15/19	2,315	2,303,865
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original costs $13,545,037; purchased 02/20/15 - 02/23/15)(a)(f)(g)	3.750%	05/11/17	12,970	13,357,933

				15,661,798

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	4,977,040

TOTAL CORPORATE BONDS (cost $3,690,061,613)				3,605,985,759

FOREIGN AGENCY — 0.1%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,063,156
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,370,811
Statoil ASA (Norway), Gtd. Notes(a)	4.800%	11/08/43	2,525	2,687,560
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,535,792

TOTAL FOREIGN AGENCY (cost $6,367,702)				6,657,319

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	456,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	5.550%	01/21/45	2,400	2,457,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,902,028)				2,913,250

MUNICIPAL BONDS — 1.5%

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,254,400
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,295,291
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	4,841,494
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	10,800,320
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,127,031
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,682,760
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	2,948,310
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,500	2,155,290

				29,104,896

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	$5,013,150
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,566,070

				8,579,220

Illinois
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	732,186

Missouri
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	384,403

New Jersey — 0.5%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	9,740	13,045,951
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	4,535	6,270,907

				19,316,858

New York
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	593,830

Ohio
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,255,852

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	1,500	1,837,785

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,139,660

TOTAL MUNICIPAL BONDS (cost $63,411,426)				62,944,690

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bond (cost $19,576,327)	3.000%	05/15/45	19,110	19,556,390

TOTAL LONG-TERM INVESTMENTS (cost $4,169,900,984)				4,093,047,907

			Shares
SHORT-TERM INVESTMENT

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $380,748,188; includes $380,747,440 of cash collateral for securities on loan)(b)(w)			380,748,188	380,748,188

TOTAL INVESTMENTS — 108.0% (cost $4,550,649,172)				4,473,796,095
Liabilities in excess of other assets(x) — (8.0)%				(332,949,957)

NET ASSETS — 100.0%				$4,140,846,138

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $370,455,854; cash collateral of $380,747,440 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $73,600,662. The aggregate value of $71,701,228 is approximately 1.7% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
690	2 Year U.S. Treasury Notes	Dec. 2015	$150,946,625	$151,131,563	$184,938
3,289	5 Year U.S. Treasury Notes	Dec. 2015	393,906,941	396,375,891	2,468,950
2,367	20 Year U.S. Treasury Bonds	Dec. 2015	367,589,188	372,432,656	4,843,468

					7,497,356

Short Positions:
2,730	10 Year U.S. Treasury Notes	Dec. 2015	349,694,172	351,444,844	(1,750,672)
3,062	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	483,386,189	491,163,938	(7,777,749)

					(9,528,421)

					$(2,031,065)

(1)	Cash of $9,255,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$377,820,572	$17,169,927
Corporate Bonds	—	3,605,985,759	—
Foreign Agency	—	6,657,319	—
Foreign Government Bonds	—	2,913,250	—
Municipal Bonds	—	62,944,690	—
U.S. Treasury Obligation	—	19,556,390	—
Affiliated Money Market Mutual Fund	380,748,188	—	—
Other Financial Instruments*
Financial Futures Contracts	(2,031,065)	—	—

Total	$378,717,123	$4,075,877,980	$17,169,927

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 81.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	1,960	$1,992,712
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,522	1,552,069
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.315%	(c)	04/10/48	8,592	680,686
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.270%	(c)	02/15/41	1,300	1,390,033
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.106%	(c)	11/10/47	19,655	1,455,562
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.961%	(c)	06/15/49	2,300	2,385,659

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,860,576)					9,456,721

CORPORATE BONDS — 25.3%

Agriculture — 3.4%
Altria Group, Inc., Gtd. Notes	5.375%		01/31/44	1,510	1,641,598
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	2,320	2,427,544

					4,069,142

Banks — 4.2%
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,025	1,984,632
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	1,770	1,780,151
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.250%		05/06/19	1,330	1,333,156

					5,097,939

Diversified Financial Services — 1.4%
Air Lease Corp., Sr. Unsec’d. Notes	3.375%		01/15/19	1,710	1,731,375

Electric — 1.6%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%		06/01/17	1,920	1,920,639

Electronics — 1.4%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17	1,655	1,654,123

Healthcare-Services — 2.2%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20	1,230	1,227,622
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%		07/15/20	1,425	1,458,103

					2,685,725

Media — 1.5%
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	850	848,212
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.650%		09/29/17	970	969,542

					1,817,754

Miscellaneous Manufacturing — 1.3%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	1,465	1,518,175

Oil & Gas — 3.5%
ConocoPhillips Co., Gtd. Notes	2.200%		05/15/20	2,535	2,535,114
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		05/11/45	1,660	1,641,494

					4,176,608

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate — 1.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%		09/17/19	1,650	$1,642,196

Telecommunications — 3.4%
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	1,440	1,422,474
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	2,395	2,389,468
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	257	303,631

					4,115,573

TOTAL CORPORATE BONDS (cost $30,433,678)					30,429,249

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.8%
Federal Home Loan Mortgage Corp.(t)	3.500%		TBA	1,905	1,982,093
Federal Home Loan Mortgage Corp.(t)	4.000%		TBA	4,360	4,641,236
Federal Home Loan Mortgage Corp.	4.500%		05/01/39-02/01/41	1,818	1,977,154
Federal Home Loan Mortgage Corp.	5.000%		08/01/40	346	381,482
Federal Home Loan Mortgage Corp.	5.500%		03/01/28-12/01/36	239	264,307
Federal Home Loan Mortgage Corp.	6.000%		09/01/27-05/01/40	597	673,323
Federal National Mortgage Assoc.(t)	2.500%		TBA	380	387,398
Federal National Mortgage Assoc.	3.000%		02/01/30-05/01/30	1,583	1,651,549
Federal National Mortgage Assoc.(t)	3.000%		TBA	890	901,959
Federal National Mortgage Assoc.(t)	3.500%		TBA	3,955	4,125,683
Federal National Mortgage Assoc.(t)	4.000%		TBA	8,395	8,954,779
Federal National Mortgage Assoc.	4.500%		05/01/29-04/01/41	4,568	4,966,117
Federal National Mortgage Assoc.	5.000%		03/01/35-05/01/38	1,822	2,009,685
Federal National Mortgage Assoc.	5.500%		07/01/25-05/01/40	1,102	1,239,750
Federal National Mortgage Assoc.	6.000%		10/01/37-09/01/40	465	525,296
Government National Mortgage Assoc.(t)	3.500%		TBA	565	591,992
Government National Mortgage Assoc.(t)	4.000%		TBA	335	356,912
Residual Funding Corp. Principal Strip, PO	2.770%	(s)	04/15/30	5,790	3,723,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,135,394)					39,354,368

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds	4.500%		02/15/36	1,910	2,504,438
U.S. Treasury Bonds	5.500%		08/15/28	4,115	5,608,510
U.S. Treasury Bonds	6.250%		08/15/23	770	1,018,305
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	2,330	2,250,224
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%		01/15/28	345	434,422
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26	1,385	1,868,316
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%		04/15/29	95	190,134
U.S. Treasury Notes	2.750%		02/15/24	1,195	1,270,060

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,096,762)					15,144,409

				Shares

EXCHANGE TRADED FUNDS — 3.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)				12,500	1,041,125
SPDR Barclays High Yield Bond ETF(a)				28,100	1,002,046
SPDR Barclays Short Term High Yield Bond ETF				62,400	1,681,056

TOTAL EXCHANGE TRADED FUNDS (cost $4,039,992)					3,724,227

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Value

TOTAL LONG-TERM INVESTMENTS (cost $98,566,402)				$98,108,974

			Shares
SHORT-TERM INVESTMENTS — 39.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 36.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $43,608,639; includes $2,085,553 of cash collateral for securities on loan)(b)(w)			43,608,639	43,608,639

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 3.5%
U.S. Treasury Bills (Cost $4,168,183)	0.125%	02/04/16	4,170	4,169,725

TOTAL SHORT-TERM INVESTMENTS (cost $47,776,822)				47,778,364

TOTAL INVESTMENTS — 121.5% (cost $146,343,224)				145,887,338
Liabilities in excess of other assets(x) — (21.5)%				(25,783,562)

NET ASSETS — 100.0%				$120,103,776

See	the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,033,151; cash collateral of $2,085,553 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents ‘‘TBA’’ mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $20,785,000 is approximately 17% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
7	2 Year U.S. Treasury Notes	Dec. 2015	$1,531,797	$1,533,219	$1,422
97	5 Year U.S. Treasury Notes	Dec. 2015	11,622,500	11,690,016	67,516
89	10 Year U.S. Treasury Notes	Dec. 2015	11,390,609	11,457,359	66,750

					135,688

Short Positions:
12	20 Year U.S. Treasury Bonds	Dec. 2015	1,887,000	1,888,125	(1,125)
39	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	6,201,200	6,255,844	(54,644)

					(55,769)

					$79,919

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(1)	U.S. Treasury securities with a combined market value of $369,976 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$3,724,227	$—	$—
Commercial Mortgage-Backed Securities	—	9,456,721	—
Corporate Bonds	—	30,429,249	—
U.S. Government Agency Obligations	—	39,354,368	—
U.S. Treasury Obligations	—	19,314,134	—
Affiliated Money Market Mutual Fund	43,608,639	—	—
Other Financial Instruments*
Futures	79,919	—	—

Total	$47,412,785	$98,554,472	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Airlines — 2.2%
Alaska Air Group, Inc.	200,000	$15,890,000

Banks — 1.1%
SVB Financial Group*	70,000	8,087,800

Biotechnology — 5.2%
Alkermes PLC*	125,000	7,333,750
AMAG Pharmaceuticals, Inc.*(a)	150,000	5,959,500
BioMarin Pharmaceutical, Inc.*	67,500	7,109,100
Cepheid, Inc.*(a)	100,000	4,520,000
Clovis Oncology, Inc.*(a)	40,000	3,678,400
Incyte Corp.*	87,500	9,653,875

		38,254,625

Capital Markets — 3.4%
Affiliated Managers Group, Inc.*	62,500	10,686,875
E*Trade Financial Corp.*	242,500	6,385,025
Raymond James Financial, Inc.	160,000	7,940,800

		25,012,700

Chemicals — 0.6%
Sensient Technologies Corp.	75,000	4,597,500

Commercial Services & Supplies — 2.0%
Stericycle, Inc.*(a)	105,200	14,655,412

Communications Equipment — 3.5%
F5 Networks, Inc.*	65,000	7,527,000
Infinera Corp.*(a)	375,000	7,335,000
Palo Alto Networks, Inc.*	62,500	10,750,000

		25,612,000

Containers & Packaging — 1.1%
Packaging Corp. of America	140,000	8,422,400

Distributors — 1.2%
LKQ Corp.*	325,000	9,217,000

Diversified Consumer Services — 0.9%
Service Corp. International	235,000	6,368,500

Diversified Financial Services — 1.2%
CBOE Holdings, Inc.	130,000	8,720,400

Electrical Equipment — 1.2%
Acuity Brands, Inc.	50,000	8,779,000

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp. (Class A Stock)	155,400	7,919,184
CDW Corp.	235,000	9,602,100
Zebra Technologies Corp. (Class A Stock)*	85,000	6,506,750

		24,028,034

Food & Staples Retailing — 0.7%
Rite Aid Corp.*	875,000	5,311,250

Food Products — 2.6%
Mead Johnson Nutrition Co.	50,000	3,520,000
Pinnacle Foods, Inc.	150,000	6,282,000
WhiteWave Foods Co. (The)*	225,000	9,033,750

		18,835,750

Health Care Equipment & Supplies — 3.3%
DENTSPLY International, Inc.	100,000	5,057,000
DexCom, Inc.*	52,600	4,516,236
Teleflex, Inc.(a)	70,000	8,694,700
Wright Medical Group, Inc.*(a)	285,700	6,005,414

		24,273,350

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc.*(a)	195,000	$12,922,650
Envision Healthcare Holdings, Inc.*	300,000	11,037,000
Quest Diagnostics, Inc.	97,500	5,993,325
Universal Health Services, Inc. (Class B Stock)	85,000	10,608,850

		40,561,825

Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands, Inc.	225,000	4,090,500
Buffalo Wild Wings, Inc.*	40,000	7,737,200
Norwegian Cruise Line Holdings Ltd.*	140,000	8,022,000

		19,849,700

Household Durables — 0.9%
Jarden Corp.*	135,000	6,598,800

Independent Power & Renewable Electricity Producers — 0.6%
Dynegy, Inc.*	215,000	4,444,050

Industrial Conglomerates — 1.6%
Roper Technologies, Inc.	75,000	11,752,500

Insurance — 1.0%
Assurant, Inc.	90,000	7,110,900

Internet & Catalog Retail — 0.7%
Liberty Interactive Corp. (Class A Stock)*	200,000	5,246,000

Internet Software & Services — 3.0%
Akamai Technologies, Inc.*(a)	115,000	7,941,900
CoStar Group, Inc.*	47,500	8,220,350
Demandware, Inc.*(a)	115,000	5,943,200

		22,105,450

IT Services — 3.6%
Alliance Data Systems Corp.*	45,000	11,654,100
Fiserv, Inc.*	85,000	7,361,850
FleetCor Technologies, Inc.*	57,200	7,871,864

		26,887,814

Leisure Products — 0.9%
Polaris Industries, Inc.(a)	57,500	6,892,525

Machinery — 2.1%
Milacron Holdings Corp.*	180,000	3,159,000
PACCAR, Inc.	87,500	4,564,875
Wabtec Corp.	90,000	7,924,500

		15,648,375

Media — 0.8%
Starz (Class A Stock)*	155,000	5,787,700

Multiline Retail — 2.4%
Burlington Stores, Inc.*	162,500	8,294,000
Dollar Tree, Inc.*	137,200	9,145,752

		17,439,752

Oil, Gas & Consumable Fuels — 0.6%
Cabot Oil & Gas Corp.	190,000	4,153,400

Pharmaceuticals — 3.1%
Endo International PLC*	115,000	7,967,200
Jazz Pharmaceuticals PLC*	42,500	5,644,425
Pacira Pharmaceuticals, Inc.*(a)	50,000	2,055,000
Zoetis, Inc.	180,000	7,412,400

		23,079,025

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 1.7%
Nielsen Holdings PLC(a)	125,000	$5,558,750
WageWorks, Inc.*	150,000	6,762,000

		12,320,750

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	65,000	9,345,050

Road & Rail — 1.9%
J.B. Hunt Transport Services, Inc.(a)	85,000	6,069,000
Old Dominion Freight Line, Inc.*	125,000	7,625,000

		13,694,000

Semiconductors & Semiconductor Equipment — 5.9%
Avago Technologies Ltd. (Singapore)	65,000	8,125,650
Cavium, Inc.*(a)	162,500	9,972,625
Lam Research Corp.	102,500	6,696,325
Monolithic Power Systems, Inc.	154,000	7,884,800
NXP Semiconductors NV (Netherlands)*	120,000	10,448,400

		43,127,800

Software — 7.9%
Activision Blizzard, Inc.	230,000	7,104,700
Electronic Arts, Inc.*	120,000	8,130,000
Fortinet, Inc.*	140,000	5,947,200
Mobileye NV*	110,000	5,002,800
ServiceNow, Inc.*	142,500	9,896,625
Splunk, Inc.*	72,700	4,023,945
Synchronoss Technologies, Inc.*(a)	187,500	6,150,000
Tableau Software, Inc. (Class A Stock)*	67,500	5,385,150
Ultimate Software Group, Inc. (The)*(a)	36,600	6,551,766

		58,192,186

Specialty Retail — 8.8%
Lithia Motors, Inc. (Class A Stock)	87,500	9,459,625
O’Reilly Automotive, Inc.*	70,000	17,500,000
Ross Stores, Inc.	210,000	10,178,700
Signet Jewelers Ltd.	50,000	6,806,500
Tractor Supply Co.	135,000	11,383,200
Williams-Sonoma, Inc.(a)	123,500	9,429,225

		64,757,250

Textiles, Apparel & Luxury Goods — 5.2%
Carter’s, Inc.	90,000	8,157,600
Hanesbrands, Inc.	400,000	11,576,000
Lululemon Athletica, Inc.*(a)	67,500	3,418,875
Under Armour, Inc. (Class A Stock)*(a)	160,000	15,484,800

		38,637,275

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 3.3%
SBA Communications Corp. (Class A Stock)*	132,500	$13,878,050
T-Mobile US, Inc.*	262,500	10,450,125

		24,328,175

TOTAL LONG-TERM INVESTMENTS (cost $569,836,517)		728,026,023

SHORT-TERM INVESTMENT — 15.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $113,612,720; includes $113,612,152 of cash collateral for securities on loan)(b)(w)	113,612,720	113,612,720

TOTAL INVESTMENTS — 114.5% (cost $683,449,237)		841,638,743
Liabilities in excess of other assets — (14.5)%		(106,661,249)

NET ASSETS — 100.0%		$734,977,494

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,904,408; cash collateral of $113,612,152 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$15,890,000	$—	$—
Banks	8,087,800	—	—
Biotechnology	38,254,625	—	—
Capital Markets	25,012,700	—	—
Chemicals	4,597,500	—	—
Commercial Services & Supplies	14,655,412	—	—
Communications Equipment	25,612,000	—	—
Containers & Packaging	8,422,400	—	—
Distributors	9,217,000	—	—
Diversified Consumer Services	6,368,500	—	—
Diversified Financial Services	8,720,400	—	—
Electrical Equipment	8,779,000	—	—
Electronic Equipment, Instruments & Components	24,028,034	—	—
Food & Staples Retailing	5,311,250	—	—
Food Products	18,835,750	—	—
Health Care Equipment & Supplies	24,273,350	—	—
Health Care Providers & Services	40,561,825	—	—
Hotels, Restaurants & Leisure	19,849,700	—	—
Household Durables	6,598,800	—	—
Independent Power & Renewable Electricity Producers	4,444,050	—	—
Industrial Conglomerates	11,752,500	—	—
Insurance	7,110,900	—	—
Internet & Catalog Retail	5,246,000	—	—
Internet Software & Services	22,105,450	—	—
IT Services	26,887,814	—	—
Leisure Products	6,892,525	—	—
Machinery	15,648,375	—	—
Media	5,787,700	—	—
Multiline Retail	17,439,752	—	—
Oil, Gas & Consumable Fuels	4,153,400	—	—
Pharmaceuticals	23,079,025	—	—
Professional Services	12,320,750	—	—
Real Estate Management & Development	9,345,050	—	—
Road & Rail	13,694,000	—	—
Semiconductors & Semiconductor Equipment	43,127,800	—	—
Software	58,192,186	—	—
Specialty Retail	64,757,250	—	—
Textiles, Apparel & Luxury Goods	38,637,275	—	—
Wireless Telecommunication Services	24,328,175	—	—
Affiliated Money Market Mutual Fund	113,612,720	—	—

Total	$841,638,743	$—	$—

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 67.0%
COMMON STOCKS — 65.6%
Airlines — 1.0%
Delta Air Lines, Inc.	2,684	$120,431

Banks — 2.5%
Citigroup, Inc.	2,240	111,126
JPMorgan Chase & Co.	1,825	111,270
US Bancorp	1,706	69,963

		292,359

Capital Markets — 1.5%
BlackRock, Inc.	282	83,887
Invesco Ltd.	1,500	46,845
KKR & Co. LP, MLP	2,433	40,826

		171,558

Chemicals — 1.1%
Ashland, Inc.	1,220	122,756

Consumer Finance — 1.5%
American Express Co.	630	46,702
Springleaf Holdings, Inc.*	1,400	61,208
Synchrony Financial*	2,175	68,078

		175,988

Diversified Financial Services — 0.9%
CME Group, Inc.	1,075	99,696

Electric Utilities — 3.0%
Brookfield Infrastructure Partners LP (Bermuda)	8,468	311,369
Eversource Energy	850	43,027

		354,396

Electrical Equipment — 0.6%
Hubbell, Inc. (Class B Stock)	50	4,248
Sensata Technologies Holding NV*	1,482	65,712

		69,960

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp. (Class A Stock)	1,000	50,960
CDW Corp.	3,226	131,814
Zebra Technologies Corp. (Class A Stock)*	1,429	109,390

		292,164

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	425	61,442
CVS Health Corp.	1,100	106,128
Fresh Market, Inc. (The)*	2,785	62,913

		230,483

Food Products — 1.5%
ConAgra Foods, Inc.	4,330	175,408

Health Care Equipment & Supplies — 2.2%
Sirona Dental Systems, Inc.*	961	89,700
Zimmer Biomet Holdings, Inc.	1,769	166,162

		255,862

Health Care Providers & Services — 2.5%
Accretive Health, Inc.*	4,000	9,920
DaVita HealthCare Partners, Inc.*	3,890	281,364

		291,284

Hotels, Restaurants & Leisure — 4.4%
Darden Restaurants, Inc.	1,700	116,518

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Dunkin’ Brands Group, Inc.	711	$34,839
Hilton Worldwide Holdings, Inc.	2,776	63,681
McDonald’s Corp.	1,000	98,530
Starwood Hotels & Resorts Worldwide, Inc.	1,340	89,083
Wyndham Worldwide Corp.	660	47,454
Yum! Brands, Inc.	775	61,961

		512,066

Household Durables — 1.0%
Lennar Corp. (Class A Stock)	2,100	101,073
Newell Rubbermaid, Inc.	475	18,862

		119,935

Independent Power & Renewable Electricity Producers — 0.6%
Calpine Corp.*	1,300	18,980
NRG Energy, Inc.	640	9,504
NRG Yield, Inc. (Class A Stock)	900	10,035
NRG Yield, Inc. (Class C Stock)	2,550	29,606

		68,125

Internet & Catalog Retail — 1.2%
Vipshop Holdings Ltd. (China), ADR*	7,990	134,232

Internet Software & Services — 1.8%
eBay, Inc.*	1,975	48,269
Google, Inc. (Class A Stock)*	190	121,290
Google, Inc. (Class C Stock)*	60	36,505

		206,064

IT Services — 2.1%
PayPal Holdings, Inc.*	620	19,245
Visa, Inc. (Class A Stock)	2,400	167,184
WEX, Inc.*	730	63,393

		249,822

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc.*	146	41,572

Machinery — 1.4%
Ingersoll-Rand PLC	1,325	67,270
Valmont Industries, Inc.	1,009	95,744

		163,014

Media — 1.4%
Markit Ltd.*	5,745	166,605

Multiline Retail — 0.9%
Dollar General Corp.	1,480	107,211

Multi-Utilities — 1.5%
NiSource, Inc.	1,950	36,174
WEC Energy Group, Inc.	2,600	135,772

		171,946

Oil, Gas & Consumable Fuels — 3.7%
Cabot Oil & Gas Corp.	1,505	32,899
Columbia Pipeline Group, Inc.	980	17,924
Enbridge, Inc. (Canada)	7,465	277,175
Genesis Energy LP, MLP	900	34,506
PDC Energy, Inc.*	446	23,642
Teekay Corp. (Bermuda)	1,625	48,165

		434,311

Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	2,100	124,320

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 2.4%
Nielsen Holdings PLC	2,500	$111,175
Verisk Analytics, Inc. (Class A Stock)*	2,320	171,471

		282,646

Real Estate Investment Trusts (REITs) — 1.7%
General Growth Properties, Inc.	1,725	44,798
Outfront Media, Inc.	2,000	41,600
Starwood Property Trust, Inc.	1,924	39,480
Weyerhaeuser Co.	2,750	75,185

		201,063

Real Estate Management & Development — 1.2%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	4,300	135,192

Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	560	80,399

Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	1,575	78,876
ASML Holding NV (Netherlands)	615	54,108
Broadcom Corp. (Class A Stock)	2,289	117,723

		250,707

Software — 0.6%
Activision Blizzard, Inc.	2,242	69,255

Specialty Retail — 5.0%
Asbury Automotive Group, Inc.*	1,000	81,150
Five Below, Inc.*	4,100	137,678
Home Depot, Inc. (The)	1,843	212,848
Party City Holdco, Inc.*	2,400	38,328
Tractor Supply Co.	1,300	109,616

		579,620

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	458	50,517
EMC Corp.	2,249	54,336
SanDisk Corp.	1,400	76,062

		180,915

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.*	871	44,116
PVH Corp.	2,350	239,559

		283,675

Tobacco — 0.5%
Philip Morris International, Inc.	475	37,682
Reynolds American, Inc.	500	22,135

		59,817

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Netherlands)*	947	36,213

Transportation Infrastructure — 1.0%
Wesco Aircraft Holdings, Inc.*	9,500	115,900

Water Utilities — 1.1%
American Water Works Co., Inc.	2,379	131,035

Wireless Telecommunication Services — 0.6%
SBA Communications Corp. (Class A Stock)*	700	73,318

TOTAL COMMON STOCKS (cost $8,407,435)		7,631,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 1.4%
Containers & Packaging
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.,
Sec’d. Notes, 144A
6.000%	10/15/22	5	$5,014

Holding Companies – Diversified — 0.5%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	55	55,619

Pipelines — 0.8%
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	50	46,925
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	50	44,000

			90,925

Retail — 0.1%
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/23	15	15,113

TOTAL CORPORATE BONDS (cost $172,826)			166,671

TOTAL LONG-TERM INVESTMENTS (cost $8,580,261)			7,797,994

		Shares

SHORT-TERM INVESTMENTS — 28.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 28.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,332,815)(w)		3,332,815	3,332,815

		Notional Amount (000)#
OPTIONS PURCHASED*(l)
Call Options
Starwood Hotels & Resorts Worldwide, Inc.,expiring 11/25/15, Strike Price $92.50 (cost $2,092)		8	208

TOTAL SHORT-TERM INVESTMENTS (cost $3,334,907)			3,333,023

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 95.6% (cost $11,915,168)			11,131,017

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) — (11.9)%
COMMON STOCKS — (7.3)%
Aerospace & Defense — (0.1)%
KLX, Inc.*	350	$(12,509)

Capital Markets — (0.8)%
Cohen & Steers, Inc.	360	(9,882)
Franklin Resources, Inc.	1,417	(52,797)
Waddell & Reed Financial, Inc. (Class A Stock)	1,018	(35,396)

		(98,075)

Commercial Services & Supplies — (0.1)%
Ritchie Bros Auctioneers, Inc. (Canada)	624	(16,149)

Construction & Engineering — (0.5)%
Fluor Corp.	1,325	(56,114)

Electric Utilities — (0.3)%
Southern Co. (The)	650	(29,055)

Electrical Equipment — (0.5)%
ABB Ltd. (Switzerland)*	1,100	(19,463)
AMETEK, Inc.	690	(36,101)

		(55,564)

Energy Equipment & Services — (0.1)%
National Oilwell Varco, Inc.	400	(15,060)

Hotels, Restaurants & Leisure — (0.8)%
BJ’s Restaurants, Inc.*	410	(17,642)
Buffalo Wild Wings, Inc.*	175	(33,850)
Chuy’s Holdings, Inc.*	814	(23,118)
Panera Bread Co. (Class A Stock)*	70	(13,539)

		(88,149)

Industrial Conglomerates — (0.1)%
Siemens AG (Germany), ADR	190	(16,967)

Internet & Catalog Retail — (0.2)%
Netflix, Inc.*	170	(17,554)

IT Services — (0.9)%
CGI Group, Inc. (Canada) (Class A Stock)*	832	(30,127)
Cognizant Technology Solutions Corp. (Class A Stock)*	962	(60,231)
FleetCor Technologies, Inc.*	115	(15,826)

		(106,184)

Machinery — (0.3)%
Caterpillar, Inc.	265	(17,320)
Parker-Hannifin Corp.	140	(13,622)

		(30,942)

Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	700	(46,795)

Oil, Gas & Consumable Fuels — (1.0)%
Dominion Midstream Partners LP, MLP	851	(22,849)
Energy Transfer Partners LP	293	(12,034)
Magellan Midstream Partners LP, MLP	953	(57,285)
Phillips 66 Partners LP, MLP	593	(29,217)

		(121,385)

Semiconductors & Semiconductor Equipment — (0.5)%
Avago Technologies Ltd. (Singapore)*	464	(58,005)

Specialty Retail — (0.5)%
Sally Beauty Holdings, Inc.*	1,300	(30,875)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Sonic Automotive, Inc. (Class A Stock)	1,300	$(26,546)

		(57,421)

Textiles, Apparel & Luxury Goods — (0.2)%
Tumi Holdings, Inc.*	1,462	(25,760)

TOTAL COMMON STOCKS (proceeds received $922,538)		(851,688)

EXCHANGE TRADED FUNDS — (4.6)%
Consumer Discretionary Select Sector SPDR Fund	780	(57,923)
Industrial Select Sector SPDR Fund	915	(45,649)
iShares Core S&P Small-Cap ETF	250	(26,642)
iShares MSCI Emerging Markets ETF	1,165	(38,189)
iShares Russell 2000 ETF	860	(93,912)
iShares Russell Mid-Cap ETF	700	(108,892)
SPDR S&P Retail ETF	800	(35,536)
Utilities Select Sector SPDR Fund	1,670	(72,294)
Vanguard REIT ETF	790	(59,677)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $588,499)		(538,714)

TOTAL SECURITIES SOLD SHORT (proceeds received $1,511,037)		(1,390,402)

	Notional Amount (000)#
OPTIONS WRITTEN*(l) — (0.1)%
Put Options —
Starwood Hotels & Resorts Worldwide, Inc.,expiring 11/25/15, Strike Price $77.50 (premiums received $2,388)	8	(9,800)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 83.6% (cost $10,401,743)		9,730,815
Other assets in excess of liabilities(x) — 16.4%		1,910,129

NET ASSETS — 100.0%		$11,640,944

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(q)	The aggregate value of securities sold short is $1,390,402. Deposit with Goldman Sachs as collateral in the amount of
$1,501,835 exceeds the value of securities sold short as of September 30, 2015. Securities sold short are subject to contractual netting arrangements.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation(1)(2)
Short Positions:
2	Russell 2000 Mini Index	Dec. 2015	$232,260	$ 219,180	$13,080
6	S&P 500 E-Mini	Dec. 2015	587,888	572,610	15,278
1	S&P Mid Cap 400 E-Mini	Dec. 2015	142,035	136,290	5,745

					$34,103

(1)	Cash of $45,100 has been segregated with Goldman Sachs & Co. to cover requirement for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	2/13/17	33	Pay fixed payments on Alerian MLP Infrastructure Index and receive variable payments on the one month LIBOR minus 215bps.	$4,047	$—	$4,047
Goldman Sachs & Co.	10/03/16	15	Pay fixed payments on Custom Utilities and Independent Power Producers Index and receive variable payments based on the one month LIBOR minus 175bps.	(357)	—	(357)
Goldman Sachs & Co.	3/30/17	30	Pay fixed payments on MLP Custom Index and receive variable payments based on the one month LIBOR minus 150bps.	743	—	743
Goldman Sachs & Co.	10/03/16	29	Pay fixed payments on MLP Custom Index and receive variable payments on the one month LIBOR minus 150bps.	(493)	—	(493)
Goldman Sachs & Co.	2/13/17	66	Pay fixed payments on S&P Oil & Gas Exploration & Production Index and receive variable payments on the one month LIBOR minus 245bps.	8,194	—	8,194

				$12,134	$—	$12,134

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,631,323	$—	$—
Corporate Bonds	—	166,671	—
Affiliated Money Market Mutual Fund	3,332,815	—	—
Options Purchased	208	—	—
Short Sales – Common Stocks	(832,225)	(19,463)	—
Short Sales – Exchange Traded Funds	(538,714)	—	—
Options Written	(9,800)	—	—
Other Financial Instruments*
Financial Futures Contracts	34,103	—	—
OTC Total Return Swaps	—	12,134	—

Total	$9,617,710	$159,342	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST NEUBERGER BERMAN/LSV MID-CAPVALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 4.3%
AAR Corp.	94,700	$1,796,459
General Dynamics Corp.	61,800	8,525,310
Huntington Ingalls Industries, Inc.	33,890	3,631,313
L-3 Communications Holdings, Inc.	36,100	3,773,172
Northrop Grumman Corp.	33,400	5,542,730
Orbital ATK, Inc.	23,700	1,703,319
Raytheon Co.	28,900	3,157,614
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	142,000	6,864,280
Vectrus, Inc.*	4,744	104,558

		35,098,755

Airlines — 0.2%
United Continental Holdings, Inc.*	36,600	1,941,630

Auto Components — 1.6%
Autoliv, Inc. (Sweden)(a)	17,200	1,874,972
Goodyear Tire & Rubber Co. (The)	192,100	5,634,293
Lear Corp.	50,700	5,515,146

		13,024,411

Banks — 7.2%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	2,692,345
BankUnited, Inc.	238,800	8,537,100
BB&T Corp.	119,400	4,250,640
CIT Group, Inc.	51,200	2,049,536
Comerica, Inc.	160,900	6,612,990
Fifth Third Bancorp	288,900	5,463,099
Huntington Bancshares, Inc.	880,100	9,329,060
KeyCorp.	530,500	6,901,805
M&T Bank Corp.(a)	48,900	5,963,355
PNC Financial Services Group, Inc. (The)	22,600	2,015,920
Regions Financial Corp.	468,600	4,222,086

		58,037,936

Biotechnology — 0.1%
United Therapeutics Corp.*(a)	7,400	971,176

Building Products — 0.4%
Owens Corning	76,100	3,189,351

Capital Markets — 1.1%
Ameriprise Financial, Inc.	31,400	3,426,682
Ashford, Inc.*	2,115	134,197
State Street Corp.	79,300	5,329,753

		8,890,632

Chemicals — 3.1%
Ashland, Inc.	45,700	4,598,334
Cabot Corp.	77,800	2,455,368
Celanese Corp. (Class A Stock)	66,000	3,905,220
CF Industries Holdings, Inc.	94,500	4,243,050
Eastman Chemical Co.	70,500	4,562,760
Huntsman Corp.	301,600	2,922,504
Olin Corp.(a)	150,500	2,529,905

		25,217,141

Commercial Services & Supplies — 4.0%
ADT Corp. (The)(a)	388,800	11,625,120
Brink’s Co. (The)	55,900	1,509,859
Covanta Holding Corp.	411,200	7,175,440
Pitney Bowes, Inc.(a)	205,300	4,075,205

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.(a)	229,278	$3,338,288
Tyco International PLC	132,800	4,443,488

		32,167,400

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	610,300	6,334,914
Harris Corp.	34,300	2,509,045

		8,843,959

Construction & Engineering — 1.1%
Fluor Corp.(a)	58,900	2,494,415
KBR, Inc.	295,400	4,921,364
Tutor Perini Corp.*(a)	113,100	1,861,626

		9,277,405

Consumer Finance — 0.8%
Discover Financial Services	44,600	2,318,754
Navient Corp.	95,000	1,067,800
Nelnet, Inc. (Class A Stock)	76,900	2,661,509

		6,048,063

Containers & Packaging — 1.1%
Avery Dennison Corp.	81,727	4,623,297
Owens-Illinois, Inc.*	70,600	1,462,832
Sonoco Products Co.	54,700	2,064,378
WestRock Co.	14,220	731,477

		8,881,984

Electric Utilities — 5.6%
American Electric Power Co., Inc.	134,200	7,630,612
Edison International	276,100	17,413,627
Entergy Corp.	112,500	7,323,750
FirstEnergy Corp.	237,800	7,445,518
Portland General Electric Co.	74,000	2,735,780
PPL Corp.	75,400	2,479,906

		45,029,193

Electronic Equipment, Instruments & Components — 2.0%
Flextronics International Ltd.*	327,900	3,456,066
Ingram Micro, Inc. (Class A Stock)	133,900	3,647,436
Itron, Inc.*(a)	165,700	5,287,487
Tech Data Corp.*	59,100	4,048,350

		16,439,339

Energy Equipment & Services — 0.5%
Bristow Group, Inc.	41,000	1,072,560
Noble Corp. PLC(a)	140,300	1,530,673
Superior Energy Services, Inc.	83,200	1,050,816

		3,654,049

Food & Staples Retailing — 1.3%
Kroger Co. (The)	75,600	2,726,892
SUPERVALU, Inc.*	346,900	2,490,742
Whole Foods Market, Inc.	156,600	4,956,390

		10,174,024

Food Products — 1.9%
Archer-Daniels-Midland Co.	75,500	3,129,475
Bunge Ltd.	20,600	1,509,980
Fresh Del Monte Produce, Inc.	77,500	3,062,025
Sanderson Farms, Inc.(a)	35,000	2,399,950

AST NEUBERGER BERMAN/LSV MID-CAPVALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)(a)	118,300	$5,098,730

		15,200,160

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	88,200	8,284,626

Health Care Providers & Services — 2.9%
Aetna, Inc.	66,800	7,308,588
Chemed Corp.	11,900	1,588,293
Cigna Corp.	51,600	6,967,032
Laboratory Corp. of America Holdings*	14,600	1,583,662
Owens & Minor, Inc.(a)	104,156	3,326,742
Select Medical Holdings Corp.	238,700	2,575,573

		23,349,890

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.(a)	75,400	3,971,318

Household Durables — 0.5%
Whirlpool Corp.	29,400	4,329,444

Independent Power & Renewable Electricity Producers — 1.7%
AES Corp.	1,045,900	10,239,361
NRG Energy, Inc.	247,200	3,670,920

		13,910,281

Insurance — 9.2%
Aflac, Inc.	54,300	3,156,459
Allstate Corp. (The)	68,200	3,971,968
American Financial Group, Inc.	74,500	5,133,795
Aspen Insurance Holdings Ltd.	71,100	3,304,017
Endurance Specialty Holdings Ltd.	89,878	5,485,254
Everest Re Group Ltd.	31,700	5,494,878
Hartford Financial Services Group, Inc. (The)	166,900	7,640,682
Lincoln National Corp.	216,400	10,270,344
Maiden Holdings Ltd.	189,700	2,633,036
PartnerRe Ltd.	58,900	8,180,032
Principal Financial Group, Inc.	64,300	3,043,962
StanCorp Financial Group, Inc.	12,400	1,416,080
Universal Insurance Holdings, Inc.	8,800	259,952
Unum Group	186,100	5,970,088
Validus Holdings Ltd.	109,000	4,912,630
XL Group PLC (Ireland)	92,000	3,341,440

		74,214,617

IT Services — 3.6%
Amdocs Ltd.	220,200	12,524,976
Convergys Corp.	152,500	3,524,275
Teradata Corp.*(a)	265,729	7,695,512
Xerox Corp.	577,900	5,622,967

		29,367,730

Leisure Products — 0.4%
Mattel, Inc.(a)	157,000	3,306,420

Machinery — 4.0%
AGCO Corp.(a)	131,600	6,136,508
Briggs & Stratton Corp.	70,400	1,359,424
Harsco Corp.	354,600	3,216,222
Manitowoc Co., Inc. (The)(a)	419,300	6,289,500
Meritor, Inc.*(a)	225,000	2,391,750
Oshkosh Corp.(a)	51,700	1,878,261
Trinity Industries, Inc.(a)	194,600	4,411,582
Valmont Industries, Inc.(a)	56,800	5,389,752

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabash National Corp.*(a)	146,800	$1,554,612

		32,627,611

Media — 1.3%
CBS Corp. (Class B Stock)	113,100	4,512,690
Gannett Co., Inc.	46,949	691,559
Starz (Class A Stock)*	27,000	1,008,180
TEGNA, Inc.(a)	93,900	2,102,421
Viacom, Inc. (Class B Stock)	59,200	2,554,480

		10,869,330

Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	36,000	1,944,360

Multiline Retail — 2.4%
Dillard’s, Inc. (Class A Stock)	41,600	3,635,424
Kohl’s Corp.	252,402	11,688,736
Macy’s, Inc.	85,800	4,403,256

		19,727,416

Multi-Utilities — 3.7%
Ameren Corp.	158,700	6,708,249
CenterPoint Energy, Inc.	327,400	5,906,296
Public Service Enterprise Group, Inc.	245,000	10,329,200
SCANA Corp.(a)	130,351	7,333,547

		30,277,292

Oil, Gas & Consumable Fuels — 5.6%
Cabot Oil & Gas Corp.	264,800	5,788,528
Devon Energy Corp.	149,900	5,559,791
DHT Holdings, Inc.	209,700	1,555,974
Energy Transfer Partners LP, MLP	95,259	3,912,287
Hess Corp.	44,300	2,217,658
Marathon Petroleum Corp.	142,600	6,606,658
ONEOK, Inc.	178,900	5,760,580
Southwestern Energy Co.*	79,800	1,012,662
Tesoro Corp.	72,200	7,020,728
Valero Energy Corp.	93,400	5,613,340

		45,048,206

Paper & Forest Products — 0.3%
Domtar Corp.	57,200	2,044,900

Pharmaceuticals — 0.2%
Lannett Co., Inc.*(a)	29,200	1,212,384

Real Estate Investment Trusts (REITs) — 9.6%
Ashford Hospitality Prime, Inc.	25,065	351,662
Ashford Hospitality Trust, Inc.	198,300	1,209,630
Brandywine Realty Trust	253,400	3,121,888
CBL & Associates Properties, Inc.	304,681	4,189,364
Corrections Corp. of America	229,304	6,773,640
DuPont Fabros Technology, Inc.	189,600	4,906,848
Franklin Street Properties Corp.	256,700	2,759,525
Government Properties Income Trust(a)	84,200	1,347,200
Hospitality Properties Trust.	160,300	4,100,474
Inland Real Estate Corp.	251,700	2,038,770
Lexington Realty Trust(a)	438,300	3,550,230
MFA Financial, Inc.	357,400	2,433,894
Omega Healthcare Investors, Inc.	180,131	6,331,604
Pennsylvania Real Estate Investment Trust .	120,800	2,395,464
PennyMac Mortgage Investment Trust	124,800	1,930,656
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	2,869,556

AST NEUBERGER BERMAN/LSV MID-CAPVALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Rouse Properties, Inc.(a)	145,500	$2,266,890
Select Income REIT	107,600	2,045,476
Starwood Property Trust, Inc.	347,200	7,124,544
Starwood Waypoint Residential Trust	306,820	7,311,521
Summit Hotel Properties, Inc.	104,400	1,218,348
Sunstone Hotel Investors, Inc.	314,551	4,161,510
Two Harbors Investment Corp.	367,400	3,240,468

		77,679,162

Road & Rail — 1.0%
Hertz Global Holdings, Inc.*	499,900	8,363,327

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.*	321,928	1,445,457
OmniVision Technologies, Inc.*	76,618	2,011,989
ON Semiconductor Corp.*	484,900	4,558,060
Skyworks Solutions, Inc.	54,900	4,623,129

		12,638,635

Software — 4.1%
CA, Inc.	130,200	3,554,460
Cadence Design Systems, Inc.*(a)	269,400	5,571,192
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	8,797,697
Nuance Communications, Inc.*(a)	658,600	10,781,282
Symantec Corp.	232,800	4,532,616

		33,237,247

Specialty Retail — 3.6%
Best Buy Co., Inc.	313,211	11,626,392
Foot Locker, Inc.	53,200	3,828,804
GameStop Corp. (Class A Stock)(a)	103,100	4,248,751
Group 1 Automotive, Inc.	31,030	2,642,205
Outerwall, Inc.(a)	29,200	1,662,356
Staples, Inc.	436,300	5,117,799

		29,126,307

Technology Hardware, Storage & Peripherals — 2.3%
Lexmark International, Inc. (Class A Stock)	62,700	1,817,046
SanDisk Corp.	124,200	6,747,786
Seagate Technology PLC(a)	97,000	4,345,600
Western Digital Corp.	67,100	5,330,424

		18,240,856

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.*	105,300	6,113,718

Thrifts & Mortgage Finance — 0.3%
Home Loan Servicing Solutions Ltd.	92,400	64,218
Radian Group, Inc.(a)	140,600	2,236,946

		2,301,164

Trading Companies & Distributors — 1.3%
AerCap Holdings NV (Netherlands)*	178,500	6,825,840
Aircastle Ltd.	165,598	3,412,975

		10,238,815

TOTAL LONG-TERM INVESTMENTS (cost $722,605,955)		804,511,664

	Shares	Value
SHORT-TERM INVESTMENTS — 14.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $114,506,406; includes $113,689,324 of cash collateral for securities on loan)(b)(w)	114,506,406	$114,506,406

TOTAL INVESTMENTS — 113.7% (cost $837,112,361)		919,018,070
Liabilities in excess of other assets — (13.7)%		(110,540,796)

NET ASSETS — 100.0%		$808,477,274

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,837,122; cash collateral of $113,689,324 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAPVALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$35,098,755	$—	$—
Airlines	1,941,630	—	—
Auto Components	13,024,411	—	—
Banks	58,037,936	—	—
Biotechnology	971,176	—	—
Building Products	3,189,351	—	—
Capital Markets	8,890,632	—	—
Chemicals	25,217,141	—	—
Commercial Services & Supplies	32,167,400	—	—
Communications Equipment	8,843,959	—	—
Construction & Engineering	9,277,405	—	—
Consumer Finance	6,048,063	—	—
Containers & Packaging	8,881,984	—	—
Electric Utilities	45,029,193	—	—
Electronic Equipment, Instruments & Components	16,439,339	—	—
Energy Equipment & Services	3,654,049	—	—
Food & Staples Retailing	10,174,024	—	—
Food Products	15,200,160	—	—
Health Care Equipment & Supplies	8,284,626	—	—
Health Care Providers & Services	23,349,890	—	—
Hotels, Restaurants & Leisure	3,971,318	—	—
Household Durables	4,329,444	—	—
Independent Power & Renewable Electricity Producers	13,910,281	—	—
Insurance	74,214,617	—	—
IT Services	29,367,730	—	—
Leisure Products	3,306,420	—	—
Machinery	32,627,611	—	—
Media	10,869,330	—	—
Metals & Mining	1,944,360	—	—
Multiline Retail	19,727,416	—	—
Multi-Utilities	30,277,292	—	—
Oil, Gas & Consumable Fuels	45,048,206	—	—
Paper & Forest Products	2,044,900	—	—
Pharmaceuticals	1,212,384	—	—
Real Estate Investment Trusts (REITs)	77,679,162	—	—
Road & Rail	8,363,327	—	—
Semiconductors & Semiconductor Equipment	12,638,635	—	—
Software	33,237,247	—	—
Specialty Retail	29,126,307	—	—
Technology Hardware, Storage & Peripherals	18,240,856	—	—
Textiles, Apparel & Luxury Goods	6,113,718	—	—
Thrifts & Mortgage Finance	2,301,164	—	—
Trading Companies & Distributors	10,238,815	—	—
Affiliated Money Market Mutual Fund	114,506,406	—	—

Total	$919,018,070	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.6%
COMMON STOCKS — 60.5%
Aerospace & Defense — 2.0%
Boeing Co. (The)	29,460	$3,857,787
DigitalGlobe, Inc.*	39,979	760,401
Hexcel Corp.	73,910	3,315,603
Honeywell International, Inc.	30,740	2,910,771
Huntington Ingalls Industries, Inc.	9,260	992,209
United Technologies Corp.	22,425	1,995,601

		13,832,372

Air Freight & Logistics — 0.3%
Bollore SA (France)	144,600	704,993
C.H. Robinson Worldwide, Inc.	19,100	1,294,598

		1,999,591

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	29,800	1,054,471
Ryanair Holdings PLC (Ireland), ADR	8,700	681,210

		1,735,681

Auto Components — 1.1%
Aisin Seiki Co. Ltd. (Japan)	22,900	768,340
BorgWarner, Inc.	11,880	494,089
Cie Generale des Etablissements Michelin (France)	7,000	640,464
Denso Corp. (Japan)	34,300	1,452,909
GKN PLC (United Kingdom)	199,100	808,715
Hyundai Mobis Co. Ltd. (South Korea)	3,513	687,378
Lear Corp.	18,280	1,988,498
Magna International, Inc. (Canada)	16,328	783,181

		7,623,574

Banks — 5.5%
Akbank TAS (Turkey)	220,466	494,568
Banco Bradesco SA (Brazil), ADR(a)	50,056	268,300
Banco do Brasil SA (Brazil)	59,900	227,090
BanColombia SA (Colombia), ADR	12,119	390,232
Bank of America Corp.	77,390	1,205,736
Barclays PLC (United Kingdom)	306,200	1,133,179
BB&T Corp.	39,390	1,402,284
CIT Group, Inc.	86,435	3,459,993
Citigroup, Inc.	82,220	4,078,934
Citizens Financial Group, Inc.	170,570	4,069,800
DBS Group Holdings Ltd. (Singapore)	59,000	673,446
DnB ASA (Norway)	83,994	1,093,129
Erste Group Bank AG (Austria)*	25,849	751,198
HDFC Bank Ltd. (India), ADR	15,659	956,608
HSBC Holdings PLC (United Kingdom), (QMTF)	59,888	451,777
HSBC Holdings PLC (United Kingdom), (XHKG)	137,600	1,033,234
ICICI Bank Ltd. (India), ADR	111,332	932,962
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	864,000	499,136
JPMorgan Chase & Co.	74,560	4,545,923
Komercni Banka A/S (Czech Republic)	2,507	543,372
Resona Holdings, Inc. (Japan)	195,100	994,083
Societe Generale SA (France)	15,317	684,536
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,200	1,372,715
Turkiye Garanti Bankasi A/S (Turkey)	185,405	431,472
Wells Fargo & Co.	99,090	5,088,272

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Zions Bancorporation	68,730	$1,892,824

		38,674,803

Beverages — 0.9%
Carlsberg A/S (Denmark) (Class B Stock)	11,876	912,569
Coca-Cola East Japan Co. Ltd. (Japan)	36,100	583,245
Davide Campari-Milano SpA (Italy)	61,200	487,442
Diageo PLC (United Kingdom)	42,485	1,141,437
Heineken Holding NV (Netherlands)	14,800	1,055,191
PepsiCo, Inc.	21,745	2,050,553

		6,230,437

Biotechnology — 1.2%
Celgene Corp.*	16,585	1,793,999
Gilead Sciences, Inc.	70,340	6,906,684

		8,700,683

Capital Markets — 1.6%
Ameriprise Financial, Inc.	28,300	3,088,379
Azimut Holding SpA (Italy)	31,400	673,829
Credit Suisse Group AG (Switzerland), ADR*(a)	25,000	600,750
Daiwa Securities Group, Inc. (Japan)	173,600	1,123,280
GAM Holding AG (Switzerland)*	46,622	820,620
Legg Mason, Inc.	30,580	1,272,434
Mediobanca SpA (Italy)	85,700	843,184
TD Ameritrade Holding Corp.	57,360	1,826,342
UBS Group AG (Switzerland)	63,800	1,179,543

		11,428,361

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	12,200	793,483
Arkema SA (France)	11,797	764,662
Denka Co. Ltd. (Japan)	167,000	658,966
Dow Chemical Co. (The)	72,160	3,059,584
E.I. du Pont de Nemours & Co.	77,700	3,745,140
Israel Corp. Ltd. (The) (Israel)	400	95,920
Johnson Matthey PLC (United Kingdom)	18,277	677,633
Kuraray Co. Ltd. (Japan)	77,200	962,148
Sherwin-Williams Co. (The)	9,630	2,145,371

		12,902,907

Commercial Services & Supplies — 1.2%
ADT Corp. (The)(a)	43,680	1,306,032
Republic Services, Inc.	84,780	3,492,936
Secom Co. Ltd. (Japan)	19,100	1,148,685
Stericycle, Inc.*(a)	18,910	2,634,352

		8,582,005

Communications Equipment — 0.8%
Cisco Systems, Inc.	111,400	2,924,250
QUALCOMM, Inc.	29,920	1,607,602
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	141,300	1,386,100

		5,917,952

Construction & Engineering — 0.3%
Boskalis Westminster (Netherlands)	16,800	735,383
Quanta Services, Inc.*(a)	60,430	1,463,010

		2,198,393

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	222,000	$656,343

Consumer Finance — 0.4%
Discover Financial Services	56,380	2,931,196

Containers & Packaging — 0.5%
Owens-Illinois, Inc.*	29,270	606,474
Rexam PLC (United Kingdom)	107,141	850,663
Smurfit Kappa Group PLC (Ireland)	40,068	1,079,519
WestRock Co.	24,914	1,281,576

		3,818,232

Distributors — 0.1%
Inchcape PLC (United Kingdom)	71,400	778,020

Diversified Financial Services — 1.4%
Challenger Ltd. (Australia)	195,900	988,638
First Pacific Co. Ltd. (Hong Kong)	796,975	486,918
Groupe Bruxelles Lambert SA (Belgium)	9,300	701,820
IG Group Holdings PLC (United Kingdom)	69,405	808,875
Investor AB (Sweden) (Class B Stock)	30,484	1,047,460
Nasdaq, Inc.	30,985	1,652,430
ORIX Corp. (Japan)	93,500	1,206,089
Voya Financial, Inc.	69,650	2,700,331

		9,592,561

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	46,140	1,503,241
Nippon Telegraph & Telephone Corp. (Japan)	23,700	834,800
Verizon Communications, Inc.	71,880	3,127,499

		5,465,540

Electric Utilities — 0.5%
Edison International	47,360	2,986,995
Exelon Corp.	21,690	644,193

		3,631,188

Electrical Equipment — 0.1%
Prysmian SpA (Italy)	36,661	757,761

Electronic Equipment, Instruments & Components — 0.8%
Flextronics International Ltd.*	87,600	923,304
FLIR Systems, Inc.	69,720	1,951,463
Hitachi Ltd. (Japan)	304,100	1,534,498
TE Connectivity Ltd. (Switzerland)	21,530	1,289,432

		5,698,697

Energy Equipment & Services — 0.5%
China Oilfield Services Ltd. (China) (Class H Stock)	484,000	487,866
Core Laboratories NV(a)	12,084	1,205,983
Patterson-UTI Energy, Inc.	42,230	554,902
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,689	547,419
Subsea 7 SA (United Kingdom)*	36,239	272,785
Superior Energy Services, Inc.	26,250	331,538

		3,400,493

Food & Staples Retailing — 1.6%
CVS Caremark Corp.	59,115	5,703,415
Kroger Co. (The)	63,120	2,276,738
Metro AG (Germany)	33,800	935,182

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.	39,800	$2,580,632

		11,495,967

Food Products — 1.8%
Archer-Daniels-Midland Co.	38,790	1,607,845
Campbell Soup Co.	26,570	1,346,568
Indofood Sukses Makmur Tbk PT (Indonesia)	822,500	309,543
Keurig Green Mountain, Inc.	34,990	1,824,379
Kraft Heinz Co. (The)	16,726	1,180,521
Mondelez International, Inc. (Class A Stock)	58,700	2,457,769
Nestle SA (Switzerland)	14,267	1,072,960
Sanderson Farms, Inc.	8,830	605,473
Unilever PLC (United Kingdom)	39,622	1,613,791
WhiteWave Foods Co. (The)*	22,214	891,892

		12,910,741

Gas Utilities — 0.1%
APA Group (Australia)	55,465	334,756

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	69,000	2,775,180
Getinge AB (Sweden) (Class B Stock)	39,238	875,776
Medtronic PLC (Ireland)	20,310	1,359,551
Mindray Medical International Ltd. (China), ADR	24,045	525,864
Zimmer Biomet Holdings, Inc.	13,280	1,247,390

		6,783,761

Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	27,245	2,588,003
HCA Holdings, Inc.*	15,480	1,197,533
Qualicorp SA (Brazil)	47,100	174,524
UnitedHealth Group, Inc.	59,865	6,944,939

		10,904,999

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	27,882	1,385,735
MGM China Holdings Ltd. (Macau)	301,400	351,107
SJM Holdings Ltd. (Hong Kong)	132,500	94,335
Sodexo (France)	7,341	609,117
Starbucks Corp.	57,485	3,267,447
Starwood Hotels & Resorts Worldwide, Inc.	30,115	2,002,045
TUI AG (Germany)	49,300	903,412

		8,613,198

Household Durables — 0.8%
NVR, Inc.*	1,910	2,913,170
PulteGroup, Inc.	102,360	1,931,533
Sony Corp. (Japan)	37,300	914,302

		5,759,005

Household Products — 0.1%
Svenska Cellulosa AB (Sweden) (Class B Stock)	17,478	489,072

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	14,100	430,323

Industrial Conglomerates — 1.2%
DCC PLC (Ireland)	12,300	929,463
General Electric Co.	221,520	5,586,734
Koninklijke Philips NV (Netherlands)	51,716	1,216,721

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	11,105	$992,092

		8,725,010

Insurance — 2.8%
Admiral Group PLC (United Kingdom)	18,700	425,307
Allianz SE (Germany)	5,621	883,024
Allstate Corp. (The)	31,050	1,808,352
American International Group, Inc.	162,326	9,223,363
Assured Guaranty Ltd.	51,360	1,284,000
Aviva PLC (United Kingdom)	129,838	888,033
Delta Lloyd NV (Netherlands)	30,058	252,570
Everest Re Group Ltd.	8,636	1,496,964
Fairfax Financial Holdings Ltd. (Canada)	1,481	674,457
MS&AD Insurance Group Holdings (Japan)	42,400	1,137,587
Reinsurance Group of America, Inc.	14,060	1,273,695
Talanx AG (Germany)	21,900	656,090

		20,003,442

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	6,360	3,255,620
TripAdvisor, Inc.*	30,610	1,929,042

		5,184,662

Internet Software & Services — 2.0%
Facebook, Inc. (Class A Stock)*	11,195	1,006,431
Google, Inc. (Class A Stock)*	8,935	5,703,836
Google, Inc. (Class C Stock)*	4,870	2,963,005
IAC/InterActiveCorp.	33,775	2,204,494
LinkedIn Corp. (Class A Stock)*	11,755	2,234,978

		14,112,744

IT Services — 1.1%
Amadeus IT Holding SA (Spain) (Class A Stock)	50,936	2,182,373
Computer Sciences Corp.	43,600	2,676,168
MasterCard, Inc. (Class A Stock)	17,730	1,597,828
PayPal Holdings, Inc.*	44,320	1,375,693

		7,832,062

Life Sciences Tools & Services — 0.3%
ICON PLC (Ireland)*	26,874	1,907,248

Machinery — 0.9%
Caterpillar, Inc.(a)	8,250	539,220
FANUC Corp. (Japan)	5,100	784,577
Ingersoll-Rand PLC	62,280	3,161,956
Komatsu Ltd. (Japan)	28,900	424,207
Mitsubishi Heavy Industries Ltd. (Japan)	139,200	622,536
Oshkosh Corp.(a)	16,240	589,999
Weichai Power Co. Ltd. (China) (Class H Stock)	232,200	217,243

		6,339,738

Marine — 0.1%
Orient Overseas International Ltd. (Hong Kong)	174,500	821,077

Media — 0.6%
Grupo Televisa SAB (Mexico), ADR	8,300	215,966
ITV PLC (United Kingdom)	191,574	713,889
Scripps Networks Interactive, Inc. (Class A Stock)(a)	15,430	759,002
Sky PLC (United Kingdom)	56,000	885,975
Time Warner, Inc.	22,000	1,512,500

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
UBM PLC (United Kingdom)	40,500	$298,182

		4,385,514

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia), ADR	13,511	427,218
BHP Billiton PLC (Australia), ADR(a)	16,100	493,787
Nippon Steel & Sumitomo Metal Corp. (Japan)	27,400	499,303
Norsk Hydro ASA (Norway)	145,475	485,096
Reliance Steel & Aluminum Co.	23,220	1,254,112
Rio Tinto PLC (United Kingdom), ADR	19,501	659,524
South32 Ltd. (Australia)*	509,500	492,480
Voestalpine AG (Austria)	20,572	707,321

		5,018,841

Multiline Retail — 0.2%
Kohl’s Corp	29,980	1,388,374

Multi-Utilities — 0.6%
Ameren Corp.	17,500	739,725
Engie (France)	73,900	1,195,744
National Grid PLC (United Kingdom)	89,116	1,241,127
Veolia Environnement SA (France)	52,100	1,188,206

		4,364,802

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	36,660	2,213,897
Chevron Corp.	34,410	2,714,261
ConocoPhillips(a)	13,540	649,378
Eni SpA (Italy)	54,500	857,308
Exxon Mobil Corp.	36,990	2,750,207
Hess Corp.	11,600	580,696
Marathon Oil Corp.	39,390	606,606
Oasis Petroleum, Inc.*(a)	60,920	528,786
Occidental Petroleum Corp.	41,035	2,714,465
Pioneer Natural Resources Co.	17,665	2,148,771
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	18,059	428,359
Statoil ASA (Norway), ADR(a)	38,516	560,793
Total SA (France)	16,900	760,215
Whiting Petroleum Corp.*	82,070	1,253,209

		18,766,951

Paper & Forest Products — 0.3%
International Paper Co.	56,700	2,142,693

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	27,270	2,200,144

Pharmaceuticals — 4.5%
AbbVie, Inc.	104,250	5,672,243
Allergan PLC*	18,555	5,043,435
Bayer AG (Germany)	7,752	994,575
Daiichi Sankyo Co. Ltd. (Japan)	47,400	822,483
Johnson & Johnson	32,350	3,019,873
Merck KGaA (Germany)	6,900	610,904
Novartis AG (Switzerland)	13,567	1,246,969
Novartis AG (Switzerland), ADR	13,240	1,217,021
Perrigo Co. PLC	8,045	1,265,237
Pfizer, Inc.	56,620	1,778,434
Roche Holding AG (Switzerland)	4,595	1,219,842
Sanofi (France)	17,258	1,642,972
Shire PLC (Ireland)	22,447	1,534,516

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	56,561	$3,193,434
Zoetis, Inc.	52,120	2,146,302

		31,408,240

Real Estate Investment Trusts (REITs) — 0.4%
Equity Residential	9,210	691,855
Simon Property Group, Inc.	4,030	740,392
Sun Communities, Inc.	19,060	1,291,506

		2,723,753

Real Estate Management & Development — 0.3%
Cheung Kong Property Holdings Ltd. (Hong Kong)	80,300	588,304
CK Hutchison Holdings Ltd. (Hong Kong)	74,600	970,370
Conwert Immobilien Invest SE (Austria)*	38,306	517,492

		2,076,166

Road & Rail — 0.1%
Asciano Ltd. (Australia)	106,300	629,330

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	877,723	956,355
ARM Holdings PLC (United Kingdom), ADR	44,611	1,929,426
Intel Corp.	69,750	2,102,265
Lam Research Corp.	16,070	1,049,853
Skyworks Solutions, Inc.	21,400	1,802,094
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	107,000	428,821
Texas Instruments, Inc.	73,210	3,625,359

		11,894,173

Software — 2.2%
Citrix Systems, Inc.*	15,990	1,107,787
FireEye, Inc.*(a)	64,610	2,055,890
Microsoft Corp.	154,160	6,823,122
Oracle Corp.	149,595	5,403,371

		15,390,170

Specialty Retail — 2.5%
Cabela’s, Inc.*(a)	35,090	1,600,104
CarMax, Inc.*	47,040	2,790,413
Home Depot, Inc. (The)	39,390	4,549,151
Kingfisher PLC (United Kingdom)	221,661	1,204,112
Nitori Holdings Co. Ltd. (Japan)	8,700	681,247
Visa, Inc. (Class A Stock)	94,440	6,578,690

		17,403,717

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	79,098	8,724,510
FUJIFILM Holdings Corp. (Japan)	26,100	975,675
NEC Corp. (Japan)	403,900	1,243,531
NetApp, Inc.	21,310	630,776
Samsung Electronics Co. Ltd. (South Korea)	1,415	1,357,627
Seagate Technology PLC(a)	57,090	2,557,632
Stratasys Ltd.*(a)	11,850	313,907

		15,803,658

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	39,080	2,665,647

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.4%
Imperial Tobacco Group PLC (United Kingdom)	21,706	$1,122,171
Philip Morris International, Inc.	24,690	1,958,658

		3,080,829

Trading Companies & Distributors — 0.3%
Mitsubishi Corp. (Japan)	40,400	662,219
Noble Group Ltd. (Hong Kong)	1,580,600	462,491
Rexel SA (France)	69,800	859,280

		1,983,990

Transportation Infrastructure
SIA Engineering Co. Ltd. (Singapore)	108,400	280,733

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	677,500	1,011,320

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)	11,979	413,036
SK Telecom Co. Ltd. (South Korea)	4,127	915,516
SoftBank Group Corp. (Japan)	21,500	994,156
Vodafone Group PLC (United Kingdom)	260,648	822,103

		3,144,811

TOTAL COMMON STOCKS (cost $423,475,944)		426,968,451

EXCHANGE TRADED FUND — 0.3%
iShares Russell 1000 Value Index Fund(a)
(cost $2,290,575)	26,370	2,459,794

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Hyundai Motor Co. (South Korea) (PRFC),	8,200	766,811
Porsche Automobil Holding SE (Germany) (PRFC),	7,400	314,840

		1,081,651

Banks
Itau Unibanco Holding SA (Brazil) (PRFC),	50,347	334,377

TOTAL PREFERRED STOCKS (cost $2,031,161)		1,416,028

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Non-Residential Mortgage-Backed Securities — 2.4%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	161	161,445
Series 2015-2, Class A3
1.490%	11/15/19	145	145,337
Ally Master Owner Trust,
Series 2015-1, Class A
0.607%(c)	01/15/19	396	394,148
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class B
1.520%	01/08/19	325	325,449
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	908	916,616

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	907	$923,098
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	981	1,010,133
FDIC Guaranteed Notes,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	552	570,739
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	303	310,229
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	249	249,294
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.607%(c)	02/15/19	306	305,328
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	415	412,880
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	472,530
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	1,100	1,099,551
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.449%(c)	11/25/26	651	646,134
Hyundai Auto Receivables Trust,
Series 2012-C, Class A3
0.530%	04/17/17	46	45,842
Series 2013-C, Class A3
1.010%	02/15/18	199	199,516
Series 2014-B, Class A2
0.440%	02/15/17	56	55,647
Santander Drive Auto Receivables Trust,
Series 2013-2, Class B
1.330%	03/15/18	298	298,208
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
0.807%(c)	08/15/22	57	56,507
Series 2013-B, Class A1, 144A
0.857%(c)	07/15/22	100	100,134
Small Business Administration Participation Certificates,
Series 2011-20J, Class 1
2.760%	10/01/31	999	1,027,629
Series 2012-20C, Class 1
2.510%	03/01/32	776	785,697
Series 2013-20K, Class 1
3.380%	11/01/33	759	795,790
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	629,874
Sonic Capital LLC,
Series 2011-1A, Class A2, 144A
5.438%	05/20/41	815	860,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	600	$609,723
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	280	280,000
Series 2014-1A, Class A, 144A
3.270%	10/20/39	422	428,888
United States Small Business Administration,
Series 2014-20L, Class 1
2.700%	12/01/34	979	991,940
Volkswagen Auto Loan Enhanced,
Series 2013-2, Class A4
1.160%	03/20/20	200	199,137
World Financial Network Credit Card Master Trust,
Series 2012-A, Class A
3.140%	01/17/23	600	628,004
Series 2012-C, Class A
2.230%	08/15/22	600	612,012
Series 2013-A, Class A
1.610%	12/15/21	500	501,309

			17,048,999

TOTAL ASSET-BACKED SECURITIES (cost $17,022,745)			17,048,999

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank Delaware (United Kingdom)
1.400%(c)	03/26/18	245	245,245
BMW Bank of North America (Germany)
2.150%	12/10/19	245	246,085
Capital One Bank USA NA
1.400%	10/10/17	245	245,221
Compass Bank
1.900%	11/06/18	245	246,755
GE Capital Bank/United States
1.900%	11/14/18	715	716,510
JPMorgan Chase Bank NA
1.000%	02/19/20	245	243,302
Synchrony Bank
2.850%	01/23/25	121	124,011

TOTAL CERTIFICATES OF DEPOSIT (cost $2,052,442)			2,067,129

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.560%(c)	06/10/49	508	531,574
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.700%	06/11/50	815	860,042
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.430%	10/15/49	599	615,492
Series 2014-GC25, Class B
4.345%	10/10/47	275	280,336

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	563	$581,218
Series 2014-UBS2, Class A1
1.298%	03/10/47	283	281,403
Series 2014-UBS3, Class A1
1.402%	06/10/47	182	181,594
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	640	693,781
Series 2012-CR2, Class A4
3.147%	08/15/45	269	278,855
Series 2013-CR7, Class A1
0.716%	03/10/46	51	51,075
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	138,554
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,040,429
Series 2014-SAVA, Class B, 144A
1.957%(c)	06/15/34	450	447,678
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	318,562
Series 2014-UBS5, Class C
4.610%(c)	09/10/47	940	943,655
Series 2015-PC1, Class A5
3.902%	07/10/50	145	153,441
Extended Stay America Trust,
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	764	765,146
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	294,758
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.304%(c)	09/25/44	279	290,558
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	225	231,073
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	179	190,828
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	450	483,172
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	926,856
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.270%(c)	01/11/43	341	370,072
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	215,608
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16, Class A4
5.809%	12/12/49	929	988,336
Motel 6 Trust,
Series 2015-MTL6, Class A2A2, 144A
2.605%	02/05/30	620	622,633

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36		218	$226,061
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		60	63,242
Series 2013-C5, Class A4
3.185%	03/10/46		308	315,865
Series 2013-C5, Class AAB
2.687%	03/10/46		90	91,590
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		201	203,609
Series 2013-PENN, Class A, 144A
3.808%	12/13/29		531	568,283
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48		470	474,329
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44		123	137,471
Series 2014-C19, Class B
4.723%(c)	03/15/47		825	878,995

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,950,690)				15,736,174

CORPORATE BONDS — 11.9%
Aerospace/Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		590	597,375
Agriculture
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		260	287,155
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	(a)	145	145,538
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26		681	697,660
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		204	204,510

				1,047,708

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		568	555,246
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
4.500%	04/15/20		610	579,500
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26		266	321,225

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		400	$400,448
4.250%	09/20/22	(a)	300	309,312
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)	600	608,512

				2,774,243

Banks — 2.2%
American Express Bank FSB,
Certificate of Deposit
1.650%	07/09/18		245	244,360
American Express Centurion Bank,
Certificate of Deposit
2.350%	10/07/20		248	247,370
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49		560	571,200
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18		560	611,020
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		404	407,612
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
2.800%	07/21/21		337	340,358
Bank One Michigan,
Sub. Notes
8.250%	11/01/24		600	787,467
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	(a)	295	281,650
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18		683	682,337
3.875%	10/25/23		690	711,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49		475	584,013
Goldman Sachs Bank USA/New York NY,
Certificate of Deposit
2.250%	09/30/20		245	244,421
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25		710	698,752
4.000%	03/03/24		517	532,128
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		344	331,997
3.250%	09/23/22		433	433,311
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		450	634,500
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	604	607,557
Sub. Notes
5.000%	11/24/25		700	744,256

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
National Australia Bank Ltd/New York (Australia),
Jr. Sub. Notes
8.000%(c)	09/29/49		590	$615,075
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22		269	277,001
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.560%(c)	03/29/49		825	762,094
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19		280	283,419
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22		480	523,147
Santander Issuances SAU (Spain),
Gtd. Notes, 144A
5.911%	06/20/16		645	660,406
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23		500	465,941
State Street Corp.,
Sr. Unsec’d. Notes
3.550%	08/18/25	(a)	359	366,265
Synchrony Bank,
Certificate of Deposit
2.850%	01/23/25		124	127,086
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		570	570,000
Sr. Unsec’d. Notes
5.625%	12/11/17		555	603,526
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	(a)	736	730,414

				15,680,188

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19		311	365,460
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44		250	247,215
7.900%	11/01/18		238	281,349

				894,024

Commercial Services — 0.2%
George Washington University (The),
Bonds
3.485%	09/15/22		488	502,622
Unsec’d. Notes
1.827%	09/15/17		91	91,861
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		169	168,379
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38		117	115,051

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		309	$317,547

				1,195,460

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		534	517,544
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24		375	386,421
5.700%	09/14/17		508	552,182

				1,456,147

Diversified Financial Services — 2.2%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25		659	821,817
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.125%	03/30/20	(a)	625	617,969
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66		560	566,300
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22		595	625,995
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23		575	585,264
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25		565	552,305
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21		1,195	1,205,144
Franklin Resources, Inc.,
Sr. Unsec’d. Notes
2.850%	03/30/25		1,000	963,015
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21		971	979,926
General Electric Capital Corp.,
Gtd. Notes
7.125%(c)	12/15/49		650	750,750
Gtd. Notes, MTN
4.625%	01/07/21		685	764,449
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		158	157,876
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		650	760,517
National Rural Utilities Cooperative Finance Corp., Collateral Trust
10.375%	11/01/18		451	563,719

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Postal Square LP,
Gov’t. Gtd. Notes
8.950%	06/15/22		278	$336,594
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22		1,064	1,129,384
Safina Ltd.,
Gov’t. Gtd. Notes
2.000%	12/30/23		2,296	2,306,519
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26		531	532,263
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21		700	751,775
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24		453	445,002

				15,416,583

Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20	(a)	525	593,250
Duke Energy Progress, Inc.,
First Mortgage
5.700%	04/01/35		329	391,372
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25		167	230,148
PacifiCorp,
First Mortgage
3.850%	06/15/21		164	175,273

				1,390,043

Energy — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24		705	703,026
Engineering & Construction — 0.1%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/17		750	761,453
Food Service
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		300	311,813
Foods — 0.1%
HJ Heinz Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		320	341,504
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21		470	461,775

				803,279

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products
Becton Dickinson,
Sr. Unsec’d. Notes
7.000%	08/01/27		195	$248,656
Healthcare-Services — 0.1%
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	560	571,878
Holding Companies-Diversified — 0.1%
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23		580	586,525
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	(a)	610	582,550
Insurance — 0.5%
AIG Life Holdings, Inc.,
Gtd. Notes
6.625%	02/15/29		600	742,544
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20		560	619,026
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23		600	751,380
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24		585	737,140
ZFS Finance USA Trust II (Switzerland),
Jr. Sub. Notes, 144A
6.450%(c)	12/15/65		690	696,900

				3,546,990

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	(a)	600	614,174
Iron/Steel — 0.1%
Steel Dynamics, Inc.,
Gtd. Notes
6.375%	08/15/22		565	555,113
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19		443	517,178
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		129	152,778
Joy Global, Inc.,
Gtd. Notes
6.000%	11/15/16		613	631,382

				1,301,338

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	(a)	366	369,606

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19		625	$709,284

				1,078,890

Media — 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
4.450%	04/01/24		785	805,274
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		265	323,955
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	600	573,000
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17		570	603,255
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	(a)	373	365,242
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		439	433,592
3.150%	09/17/25		238	241,092

				3,345,410

Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22		715	716,635
Oil & Gas — 0.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
7.024%(s)	10/10/36		800	304,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18		127	127,147
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		552	533,811
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		295	297,242
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		370	415,672
6.500%	02/01/39		496	600,006
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	(a)	476	465,935
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		234	235,853
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25		1,250	1,269,734
Gtd. Notes, 144A
4.250%	01/15/25		298	272,670

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	(a)	585	$517,725
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		487	465,015
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		575	563,500
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21		291	295,643

				6,363,953

Oil & Gas Services — 0.1%
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29		473	578,500
Freeport-McMorgan Oil & Gas,
Gtd. Notes
6.875%	02/15/23		256	226,496

				804,996

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		475	476,187
Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		250	277,225
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		600	570,000

				847,225

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		465	421,716
5.000%	10/01/21		160	163,839

				585,555

Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A
0.724%(c)	09/01/26		1,641	1,460,361
Real Estate Investment Trusts (REITs) — 0.3%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		600	597,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		470	497,119
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17		300	288,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		700	$729,750

				2,112,619

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		475	464,407
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	(a)	490	502,250
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35	(a)	185	194,115
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		653	737,964
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		585	768,048

				2,666,784

Software — 0.5%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20		775	810,931
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22		700	731,544
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		348	321,546
4.200%	06/01/19		106	115,824
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		177	174,426
2.500%	10/15/22		246	240,331
4.125%	05/15/45		885	835,075

				3,229,677

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	(a)	351	342,437
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		379	462,531
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		700	682,500
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22		650	633,750
Level 3 Financing, Inc.,
Gtd. Notes, 144A
5.375%	05/01/25	(a)	670	636,078

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	625	$618,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	708	811,082

			4,187,128

Transportation — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	735	792,782
5.720%	01/15/24	350	399,591
8.251%	01/15/21	76	87,348
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.650%	09/01/25	242	244,730
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	592	696,979
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	911	1,033,901
Federal Express Corp. 1999 Pass-Through Trust,
Pass-Through Certificates
7.650%	07/15/24	532	624,656
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	103	103,732
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	286	331,729
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	337	381,214

			4,696,662

TOTAL CORPORATE BONDS (cost $84,859,315)			83,897,803

FOREIGN GOVERNMENT BONDS — 0.1%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	282	287,217
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18	92	112,396

TOTAL FOREIGN GOVERNMENT BONDS (cost $407,799)			399,613

MUNICIPAL BONDS — 1.3%
Arizona — 0.1%
City of Mesa AZ,
Revenue Bonds
4.000%	07/01/25	400	453,676

California
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	272,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida — 0.1%
Palm Beach County Florida School District,
Certificate Participation
5.000%	08/01/25	815	$988,970

New York — 0.3%
City of New York NY,
General Obligation Unlimited
5.817%	10/01/31	1,380	1,535,609
New York City Transitional Finance Authority Future Tax Sec’d. Revenue,
Revenue Bonds
2.940%	08/01/23	445	450,914

			1,986,523

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	650	740,357

Oregon — 0.1%
Port of Morrow OR,
Revenue Bonds
3.371%	09/01/25	450	468,545

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	555,028

Texas — 0.1%
Cypress-Fairbanks Texas Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	748,258

Variable Rate — 0.3%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	1,100	1,063,678
State of California,
General Obligation Unlimited
7.700%	11/01/30	760	927,504
7.950%	03/01/36	315	379,714

			2,370,896

Washington — 0.1%
Washington State University,
Revenue Bonds
5.000%	04/01/25	310	380,568

TOTAL MUNICIPAL BONDS (cost $8,955,405)			8,965,015

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	351	384,392
Series 2010-135, Class EA
3.000%	01/25/40	24	24,860
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.568%(c)	07/25/44	37	38,332

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 4338, Class HP
3.000%	11/15/43	252	$261,574
NCUA Guaranteed Notes,
Series 2010-C1, Class A2
2.900%	10/29/20	554	557,205
Series 2010-C1, Class APT
2.650%	10/29/20	291	292,481

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,571,324)			1,558,844

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Farm Credit Banks, Bonds
2.940%	02/27/24	1,623	1,627,322
2.950%	07/13/23	969	977,366
3.170%	07/21/25	2,574	2,589,985
3.270%	06/26/28	262	259,822
3.490%	08/03/27	500	500,690
2.875%	07/22/24	1,003	991,994
3.040%	10/22/24	646	647,025
3.180%	03/30/27	432	425,571
Federal Home Loan Banks, Bonds
2.500%	08/14/24	395	390,476
2.700%	02/06/23	650	645,425
2.900%	09/05/25	257	254,657
3.000%	01/21/25	1,560	1,552,896
3.170%	07/02/27-10/04/27	705	703,343
3.180%	09/08/25	705	706,115
Federal Home Loan Mortgage Corp., Notes
0.750%	01/22/18	896	896,998
1.000%	07/09/20-09/30/20	3,019	3,021,337
1.500%	10/15/20	827	828,295
3.000%	11/01/42	80	81,502
3.100%	04/25/28	440	435,032
3.500%	08/01/34-07/01/42	907	956,486
4.500%	06/01/31	275	300,356
5.625%	11/23/35	2,155	2,170,820
Federal National Mortgage Assoc., Notes
1.500%	02/13/20	2,565	2,567,865
2.350%	04/28/28	1,057	1,055,801
2.360%	12/14/22	1,215	1,214,546
3.000%	05/01/24-07/01/43	2,704	2,774,627
3.500%	04/01/32-07/01/42	2,355	2,480,996
4.000%	10/01/33-02/01/43	3,107	3,346,714
4.500%	07/01/19-06/01/41	2,486	2,703,373
5.000%	11/01/33-10/01/41	1,668	1,842,018
5.500%	01/01/21	36	38,241
6.000%	04/18/36	2,012	2,071,700
Government National Mortgage Assoc.
2.000%	06/20/39	68	68,291
2.105%	03/16/37	499	501,778
2.337%	10/16/40	350	354,466
2.400%	05/16/44	1,243	1,261,974
2.500%	12/20/42-09/20/43	830	841,435
2.750%	11/16/44	381	387,283
3.500%	08/20/34-08/20/36	166	168,108

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	11/15/24	232	$246,634
Overseas Private Investment Corp.,
Gov’t. Gtd. Notes
1.580%(s)	06/10/18	1,250	1,263,190
2.319%(s)	11/15/20	500	515,719
5.142%	12/15/23	897	1,008,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,430,788)			47,676,897

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
2.500%	02/15/45	230	211,738
2.875%	05/15/43-08/15/45	1,015	1,012,231
3.000%	05/15/45	410	419,577
3.750%	11/15/43	1,720	2,025,076
4.500%	02/15/36	1,935	2,537,218
5.250%	11/15/28	2,725	3,646,816
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-04/15/18	1,413	1,487,978
0.375%	07/15/25	341	334,285
0.750%	02/15/45	1,041	914,916
U.S. Treasury Notes
0.375%	10/31/16	2,500	2,499,447
2.000%	02/15/25	288	286,875
2.750%	02/15/24	1,300	1,381,656

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,707,504)			16,757,813

TOTAL LONG-TERM INVESTMENTS (cost $622,755,692)			624,952,560

	Shares
SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $98,331,016; includes $27,705,303 of cash collateral received for securities on loan)(b)(w)	98,331,016	$98,331,016

TOTAL INVESTMENTS — 102.5% (cost $721,086,708)		723,283,576
Liabilities in excess of other assets(x) — (2.5)%		(17,876,599)

NET ASSETS — 100.0%		$705,406,977

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,430,227; cash collateral of $27,705,303 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized (Apprecation) (Depreciation)(1)
Long Positions:
45	5 Year U.S. Treasury Notes	Dec. 2015	$5,412,001	$5,423,203	$11,202
39	10 Year U.S. Treasury Notes	Dec. 2015	5,017,547	5,020,641	3,094
15	20 Year U.S. Treasury Bonds	Dec. 2015	2,380,844	2,360,156	(20,688)
131	Mini MSCI EAFE Index	Dec. 2015	11,056,813	10,804,225	(252,588)
25	Russell 2000 Mini Index	Dec. 2015	2,885,108	2,739,750	(145,358)
236	S&P 500 E-Mini	Dec. 2015	22,869,894	22,522,660	(347,234)
12	S&P Mid Cap 400 E-Mini	Dec. 2015	1,692,662	1,635,480	(57,182)

					$(808,754)

(1)	Cash of $2,289,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$326,255,139	$100,713,312	$—
Exchange Traded Fund	2,459,794	—	—
Preferred Stocks	334,377	1,081,651	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	17,048,999	—
Certificate of Deposit	—	1,821,884	245,245
Commercial Mortgage-Backed Securities	—	14,971,028	765,146
Corporate Bonds	—	81,654,910	2,242,893
Foreign Government Bonds	—	399,613	—
Municipal Bonds	—	8,965,015	—
Residential Mortgage-Backed Securities	—	1,558,844	—
U.S. Government Agency Obligations	—	47,676,897	—
U.S. Treasury Obligations	—	16,757,813	—
Affiliated Money Market Mutual Fund	98,331,016	—	—
Other Financial Instruments*
Futures	(808,754)	—	—

Total	$426,571,572	$292,649,966	$3,253,284

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$(802,362)
Interest rate contracts	(6,392)

Total	$(808,754)

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 93.2%
Argentina — 0.7%
Arcos Dorados Holdings, Inc. (Class A Stock)	57,700	$156,944
Banco Macro SA, ADR*	4,690	180,096
BBVA Banco Frances SA, ADR*	8,100	125,631
Grupo Financiero Galicia SA, ADR	12,630	225,067
MercadoLibre, Inc.	4,800	437,088
Pampa Energia SA, ADR*	32,900	502,383
Petrobras Argentina SA (Class B Stock)	96,144	70,435
Petrobras Argentina SA, ADR	52,516	268,357
Telecom Argentina SA, ADR	34,030	495,477
Transportadora de Gas del Sur SA (Class B Stock), ADR	68,030	268,038

		2,729,516

Bahrain — 0.7%
Ahli United Bank BSC(g)	2,165,144	1,475,421
Al Salam Bank-Bahrain BSC	2,238,930	646,811
GFH Financial Group BSC*	2,402,120	351,588
Ithmaar Bank BSC*	3,430,417	541,854

		3,015,674

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	111,687
Botswana Insurance Holdings Ltd.(g)	211,827	296,242
First National Bank of Botswana Ltd.(g)	1,510,555	549,600
Letshego Holdings Ltd.(g)	3,583,500	1,052,563
Sechaba Breweries Ltd.(g)	464,634	1,254,023
Standard Chartered Bank Botswana Ltd.(g)	245,110	272,925

		3,537,040

Brazil — 3.6%
AMBEV SA	64,600	317,419
AMBEV SA, ADR	222,000	1,087,800
Banco do Brasil SA	62,175	235,714
BM&FBovespa SA	130,799	362,918
BR Malls Participacoes SA	33,100	87,666
BRF SA	44,460	792,306
CCR SA	142,500	437,079
CETIP SA - Mercados Organizados	35,500	294,513
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	28,677
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	179,256
Cia de Saneamento de Minas Gerais-COPASA	19,000	58,229
Cia Energetica de Minas Gerais, ADR	123,396	219,645
Cia Hering	56,400	199,737
Cia Paranaense de Energia, ADR	15,400	126,434
Cia Siderurgica Nacional SA	170,000	171,093
Cielo SA	233,078	2,167,046
Cosan SA Industria e Comercio	31,100	156,500
CPFL Energia SA	8,461	31,629
CPFL Energia SA, ADR*(a)	52,319	392,393
Cyrela Brazil Realty SA Empreendimentos e Participacoes	79,900	168,083
EcoRodovias Infraestrutura e Logistica SA	22,700	35,214
EDP - Energias do Brasil SA	41,100	120,879
Embraer SA, ADR	30,200	772,516
Equatorial Energia SA	26,900	230,562
Estacio Participacoes SA	72,100	253,518

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Even Construtora e Incorporadora SA	178,800	$157,851
Fibria Celulose SA	18,100	244,894
Hypermarcas SA*	29,500	112,955
Iochpe-Maxion SA	19,300	74,581
JBS SA	102,267	433,110
Kroton Educacional SA	227,900	446,085
Light SA	26,100	76,302
Localiza Rent A Car SA	27,615	170,099
Lojas Renner SA	106,500	498,048
Marfrig Global Foods SA*	85,440	154,523
MRV Engenharia e Participacoes SA	85,500	133,496
Multiplan Empreendimentos Imobiliarios SA	13,200	141,539
Natura Cosmeticos SA	15,100	74,081
Odontoprev SA	142,300	351,398
Qualicorp SA	86,100	319,034
Rumo Logistica Operadora Multimodal SA*	31,557	47,282
Souza Cruz SA	38,900	261,492
Tim Participacoes SA	331,633	626,543
Totvs SA	24,500	181,255
Tractebel Energia SA	27,600	234,473
Ultrapar Participacoes SA	54,700	918,772
WEG SA	132,860	518,437

		15,103,076

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	189,393
Central Cooperative Bank AD*(g)	87,402	49,934
Chimimport AD*(g)	265,946	213,866
Corporate Commercial Bank AD*(g)	3,940	1,125
Industrial Holding Bulgaria PLC*(g)	72,512	36,456
MonBat AD(g)	48,227	206,646
Olovno Tzinkov Komplex AD*(g)	9,086	—
Petrol AD*(g)	90,727	34,516
Sopharma AD Sofia*(g)	197,237	297,487

		1,029,423

Chile — 3.0%
AES Gener SA	528,062	246,986
Aguas Andinas SA (Class A Stock)	561,800	292,242
Almendral SA(g)	2,494,900	172,053
Antarchile SA	50,600	498,668
Banco de Chile	6,459,626	673,308
Banco de Credito e Inversiones	13,046	529,536
Banco Santander Chile	8,303,324	376,255
Banmedica SA	110,559	180,285
Besalco SA	115,400	37,636
CAP SA	20,750	54,502
Cencosud SA	278,322	541,981
Cia Cervecerias Unidas SA, ADR	22,650	501,697
Colbun SA	1,591,750	410,175
Corpbanca SA	25,111,873	221,197
E.CL SA	98,700	137,214
Embotelladora Andina SA (Class B Stock), ADR	9,150	189,863
Empresa Nacional de Electricidad SA	332,859	391,793
Empresa Nacional de Telecomunicaciones SA	23,550	222,354
Empresas CMPC SA	375,220	965,712
Empresas COPEC SA	143,050	1,297,990
Enersis SA	3,239,100	815,737
Forus SA	18,500	41,618

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Latam Airlines Group SA, ADR*(a)	67,183	$327,853
Masisa SA(g)	2,748,650	75,031
Parque Arauco SA	180,832	310,387
Quinenco SA	97,600	196,312
Ripley Corp. SA	341,500	112,851
SACI Falabella	234,150	1,450,917
Salfacorp SA	212,800	112,005
Sigdo Koppers SA	133,519	157,299
Sociedad Quimica y Minera de Chile SA, ADR	32,600	474,004
Sonda SA	311,725	466,579
Vina Concha y Toro SA	139,650	231,494

		12,713,534

China — 8.4%
AAC Technologies Holdings, Inc.	86,500	541,072
Agricultural Bank of China Ltd. (Class H Stock)	503,000	191,037
Air China Ltd. (Class H Stock)	390,000	308,891
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	333,000
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	390,258
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	127,604
Baidu, Inc., ADR*	5,600	769,496
Bank of China Ltd. (Class H Stock)	816,000	351,886
Bank of Communications Co. Ltd. (Class H Stock)	371,800	259,161
BBMG Corp. (Class H Stock)	342,000	236,005
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	136,468
Beijing Enterprises Holdings Ltd.	29,000	174,703
Brilliance China Automotive Holdings Ltd.	350,000	416,096
BYD Co. Ltd. (Class H Stock)*	59,000	314,050
CGN Power Co. Ltd. (Class H Stock)	294,000	122,982
China Agri-Industries Holdings Ltd.*	804,000	276,684
China CITIC Bank Corp. Ltd. (Class H Stock)*	179,000	104,232
China Coal Energy Co. Ltd. (Class H Stock)	437,000	177,344
China Communications Construction Co. Ltd. (Class H Stock)	229,000	284,059
China Communications Services Corp. Ltd. (Class H Stock)	396,000	152,858
China Construction Bank Corp. (Class H Stock)	938,670	626,405
China Everbright Ltd.	48,000	110,241
China Life Insurance Co. Ltd. (Class H Stock)	95,000	331,016
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	427,225
China Mengniu Dairy Co. Ltd.	158,000	557,152
China Merchants Bank Co. Ltd. (Class H Stock)	98,769	240,730
China Merchants Holdings International Co. Ltd.	148,000	436,980
China Minsheng Banking Corp Ltd. (Class H Stock)	158,300	146,731
China Mobile Ltd.	316,000	3,782,445
China National Building Material Co. Ltd. (Class H Stock)	516,000	298,979

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Oilfield Services Ltd. (Class H Stock)	138,000	$139,102
China Overseas Land & Investment Ltd.	90,720	275,823
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	164,881
China Petroleum & Chemical Corp. (Class H Stock)	1,509,000	924,328
China Railway Group Ltd. (Class H Stock)	363,000	331,553
China Resources Enterprise Ltd.	178,000	331,184
China Resources Land Ltd.	54,444	128,560
China Resources Power Holdings Co. Ltd.	187,400	430,246
China Shanshui Cement Group Ltd.*(g)	551,000	224,515
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	472,285
China Shipping Container Lines Co. Ltd. (Class H Stock)*(g)	1,105,000	355,187
China Shipping Development Co. Ltd. (Class H Stock)(g)	590,000	334,225
China Taiping Insurance Holdings Co. Ltd.*	39,800	124,559
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	814,960
China Unicom Hong Kong Ltd.	564,052	717,581
China Vanke Co. Ltd. (Class H Stock)	47,600	102,261
China Yurun Food Group Ltd.*	741,000	169,859
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	344,182
CITIC Ltd.	343,000	626,221
CNOOC Ltd. (Class H Stock)	995,000	1,024,480
COSCO Pacific Ltd.(g)	252,000	260,617
Country Garden Holdings Co. Ltd.	546,831	198,123
Ctrip.com International Ltd., ADR*	15,000	947,700
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	338,646
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	404,131
Golden Eagle Retail Group Ltd.	242,000	283,528
Guangdong Investment Ltd.	306,000	456,773
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	153,402
Huaneng Power International, Inc. (Class H Stock)	402,000	435,271
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,003,000	579,437
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	164,050
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	204,952
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	157,295
Kunlun Energy Co. Ltd.	374,000	268,731
Lenovo Group Ltd.	486,000	410,858
Li Ning Co. Ltd.*	350,979	152,922
Mindray Medical International Ltd., ADR	16,000	349,920
NetEase, Inc., ADR	2,600	312,312
New Oriental Education & Technology Group, Inc., ADR	16,800	339,528
NVC Lighting Holdings Ltd.(g)	1,254,000	—
PetroChina Co. Ltd. (Class H Stock)	1,322,000	920,645
PICC Property & Casualty Co. Ltd. (Class H Stock)	100,000	195,869
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	60,000	299,819
Real Gold Mining Ltd.*(g)	209,000	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	$76,074
Shanghai Electric Group Co. Ltd. (Class H Stock)	214,000	117,073
Shanghai Industrial Holdings Ltd.	85,000	188,573
Sihuan Pharmaceutical Holdings Group Ltd.(g)	758,000	214,128
SINA Corp.*	6,900	276,828
Sino-Ocean Land Holdings Ltd.	161,500	88,381
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	862,454
Sohu.com, Inc.*	5,500	227,150
Tencent Holdings Ltd.	115,900	1,953,679
Tingyi Cayman Islands Holding Corp.	192,000	306,696
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	131,954
Want Want China Holdings Ltd.	753,400	620,577
Weichai Power Co. Ltd. (Class H Stock)	104,000	97,301
WuXi PharmaTech Cayman, Inc., ADR*	5,000	216,050
Yangzijiang Shipbuilding Holdings Ltd.	330,000	263,869
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	334,802
Zhejiang Expressway Co. Ltd. (Class H Stock)	282,000	308,038
Zhongsheng Group Holdings Ltd.	270,000	110,101
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	391,414
ZTE Corp. (Class H Stock)	132,729	303,592

		35,585,045

Colombia — 1.3%
Almacenes Exito SA	58,958	255,093
Banco de Bogota SA	14,911	284,911
Bancolombia SA	23,100	176,553
BanColombia SA, ADR	20,700	666,540
Cementos Argos SA	100,771	308,076
Corporacion Financiera Colombiana SA	16,100	198,030
Ecopetrol SA	578,800	248,367
Ecopetrol SA, ADR	55,700	479,020
Empresa de Energia de Bogota SA	635,800	365,485
Grupo Argos SA	73,418	427,031
Grupo Aval Acciones y Valores SA	660,800	252,524
Grupo de Inversiones Suramericana SA	29,900	346,854
Grupo Nutresa SA	75,282	504,187
Grupo Odinsa SA*	46,346	135,084
Interconexion Electrica SA ESP	135,800	312,254
Isagen SA ESP	384,100	358,251

		5,318,260

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	61,974
Ericsson Nikola Tesla dd(g)	2,615	401,386
Hrvatski Telekom dd(g)	56,695	1,167,608
Koncar-Elektroindustrija dd(g)	1,210	119,525
Petrokemija dd Tvornica Gnojiva*(g)	14,297	33,333
Podravka prehrambena industija dd*(g)	8,211	389,529
Zagrebacka Banka dd(g)	55,500	294,708

		2,468,063

Czech Republic — 1.5%
CEZ A/S	114,550	2,382,639
Komercni Banka A/S	11,500	2,492,530
Pegas Nonwovens SA	17,607	622,322
Philip Morris CR A/S	800	377,747

	Shares	Value
COMMON STOCKS (Continued)
Czech Republic (cont’d.)
Unipetrol A/S*	48,000	$306,734

		6,181,972

Egypt — 0.1%
Global Telecom Holding SAE, GDR*	343,100	393,776

Estonia — 0.7%
Merko Ehitus A/S(g)	21,786	188,830
Olympic Entertainment Group A/S(g)	350,536	697,264
Tallink Group A/S(g)	1,412,669	1,234,406
Tallinna Kaubamaja Grupp A/S(g)	88,428	598,788
Tallinna Vesi A/S (Class A Stock)(g)	21,500	331,534

		3,050,822

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	255,377
Ghana Commercial Bank Ltd.(g)	1,190,800	1,178,098
Standard Chartered Bank Ghana Ltd.(g)	78,000	338,416

		1,771,891

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	14,800	99,752
Alpha Bank A.E.*	714,300	85,695
Athens Water Supply & Sewage Co. SA (The)	17,471	111,704
Costamare, Inc.	9,200	112,884
Diana Shipping, Inc.*(a)	37,900	245,592
DryShips, Inc.*(a)	252,100	42,554
Ellaktor SA*	85,344	145,689
Eurobank Ergasias SA*	1,471,069	36,436
FF Group*	8,616	175,014
Frigoglass SAIC*	12,982	28,747
GEK Terna Holding Real Estate Construction SA*	47,389	89,283
Hellenic Exchanges - Athens Stock Exchange SA Holding	28,659	158,829
Hellenic Petroleum SA	27,540	165,699
Hellenic Telecommunications Organization SA	99,736	876,350
Intralot SA-Integrated Lottery Systems & Services*	40,700	77,370
Jumbo SA	24,566	216,353
Marfin Investment Group Holdings SA*	145,802	12,243
Metka SA	12,200	100,743
Motor Oil Hellas Corinth Refineries SA*	22,778	275,248
Mytilineos Holdings SA*	45,865	238,746
National Bank of Greece SA*	223,468	96,042
OPAP SA	60,918	552,185
Piraeus Bank SA*	287,900	25,203
Public Power Corp. SA	168,310	881,565
StealthGas, Inc.*	10,300	46,247
Titan Cement Co. SA	32,861	748,238
Tsakos Energy Navigation Ltd.	22,400	182,112

		5,826,523

Hong Kong — 0.3%
China High Speed Transmission Equipment
Group Co. Ltd.*	165,000	161,241
Kingboard Chemical Holdings Ltd.	165,000	200,903
Nine Dragons Paper Holdings Ltd.	289,000	150,736
Shimao Property Holdings Ltd.	89,000	134,494

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Sino Biopharmaceutical Ltd.	532,000	$658,808

		1,306,182

Hungary — 1.8%
Magyar Telekom Telecommunications PLC*	747,590	1,041,002
MOL Hungarian Oil & Gas PLC	39,280	1,711,769
OTP Bank PLC	120,700	2,329,952
Richter Gedeon Nyrt	147,000	2,337,079

		7,419,802

India — 5.7%
ACC Ltd.	6,400	131,661
Adani Power Ltd.*	413,761	156,027
Ambuja Cements Ltd.	111,900	351,578
Apollo Hospitals Enterprise Ltd.	7,700	169,320
Asian Paints Ltd.	40,000	513,698
Aurobindo Pharma Ltd.*	18,200	213,910
Axis Bank Ltd.	27,543	208,878
Bajaj Auto Ltd.	6,350	224,269
Bharat Heavy Electricals Ltd.	56,100	176,383
Bharti Airtel Ltd.*	227,780	1,175,445
Bharti Infratel Ltd.	95,555	517,763
Bosch Ltd.	500	147,994
Cipla Ltd.	18,850	182,995
Coal India Ltd.	56,952	284,828
Colgate-Palmolive India Ltd.	16,800	246,393
Crompton Greaves Ltd.	59,700	155,817
Dr. Reddy’s Laboratories Ltd.	5,625	357,716
Eicher Motors Ltd.	1,045	283,991
GAIL India Ltd.*	71,300	328,995
Glenmark Pharmaceuticals Ltd.	14,865	237,992
Godrej Consumer Products Ltd.	11,200	208,593
HCL Technologies Ltd.	18,540	278,046
HDFC Bank Ltd.	27,848	454,927
Hero MotoCorp Ltd.	10,700	391,435
Hindalco Industries Ltd.	199,300	215,803
Hindustan Unilever Ltd.	65,500	813,417
Housing Development Finance Corp. Ltd.	34,503	639,255
ICICI Bank Ltd., ADR	37,500	314,250
Idea Cellular Ltd.	185,260	423,562
IDFC Ltd.	40,681	87,706
IFCI Ltd.*	352,400	116,309
Indian Oil Corp. Ltd.*	19,439	119,305
Infosys Ltd., ADR(a)	55,220	1,054,150
ITC Ltd.	162,240	813,514
Jindal Steel & Power Ltd.*	191,671	177,654
JSW Energy Ltd.	94,200	135,365
Kotak Mahindra Bank Ltd.	19,716	195,155
Larsen & Toubro Ltd., GDR, RegS	26,293	588,437
LIC Housing Finance Ltd.	16,034	115,095
Lupin Ltd.	10,395	322,726
Mahindra & Mahindra Ltd., GDR	24,860	479,798
Maruti Suzuki India Ltd.	4,513	323,330
Mundra Port & Special Economic Zone Ltd.*	121,889	556,820
Nestle India Ltd.	3,100	300,727
NHPC Ltd.	432,283	109,120
NTPC Ltd.	366,500	691,421
Oil & Natural Gas Corp. Ltd.*	144,204	505,058
Oil India Ltd.	28,200	182,261
Power Grid Corp. of India Ltd.	348,290	704,361
Reliance Communications Ltd.*	157,500	163,305

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Reliance Industries Ltd., GDR, 144A	50,648	$1,316,848
Reliance Infrastructure Ltd.	19,100	101,604
Reliance Power Ltd.*	148,647	97,654
Siemens Ltd.	18,100	366,649
State Bank of India, GDR, RegS	5,676	206,323
Steel Authority of India Ltd.*	221,400	173,619
Sun Pharmaceutical Industries Ltd.*	67,842	897,720
Suzlon Energy Ltd.*	890,100	284,237
Tata Communications Ltd.	20,900	132,084
Tata Consultancy Services Ltd.	16,559	654,566
Tata Motors Ltd., ADR*	18,790	422,775
Tata Power Co. Ltd.	113,200	112,268
Tata Steel Ltd.	44,690	145,102
Tech Mahindra Ltd.	21,808	185,515
Titan Co. Ltd.	45,100	218,552
UltraTech Cement Ltd.	7,800	317,996
United Phosphorus Ltd.*	21,922	153,632
United Spirits Ltd.*	3,800	179,315
Vedanta Ltd.	166,972	216,786
Wipro Ltd.	31,974	292,161
Zee Entertainment Enterprises Ltd.	35,088	210,755

		24,232,719

Indonesia — 2.7%
Adaro Energy Tbk PT	6,554,100	240,354
AKR Corporindo Tbk PT	1,184,900	474,508
Astra Agro Lestari Tbk PT	44,000	54,585
Astra International Tbk PT	2,103,600	753,484
Bank Central Asia Tbk PT	1,559,500	1,309,320
Bank Danamon Indonesia Tbk PT	558,500	110,536
Bank Mandiri Persero Tbk PT	959,000	520,209
Bank Negara Indonesia Persero Tbk PT	1,173,000	332,305
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	58,090
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	643,904
Bank Tabungan Negara Persero Tbk PT	1,200,100	81,714
Berlian Laju Tanker Tbk PT*(g)	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*(g)	5,543,500	9,460
Bumi Resources Tbk PT*	7,746,000	26,471
Bumi Serpong Damai Tbk PT	1,852,000	178,311
Charoen Pokphand Indonesia Tbk PT	1,426,500	195,330
Energi Mega Persada Tbk PT*	23,809,500	83,080
Gudang Garam Tbk PT	119,500	343,048
Indo Tambangraya Megah Tbk PT	145,000	98,221
Indocement Tunggal Prakarsa Tbk PT	331,500	373,271
Indofood Sukses Makmur Tbk PT	771,000	290,162
Indosat Tbk PT*	466,000	119,410
Jasa Marga Persero Tbk PT	731,000	241,522
Kalbe Farma Tbk PT	4,300,500	404,647
Lippo Karawaci Tbk PT	4,767,000	368,231
Perusahaan Gas Negara Persero Tbk PT	2,693,500	466,084
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	97,372
Semen Indonesia Persero Tbk PT	701,000	433,542
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	89,542
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,301,286
Unilever Indonesia Tbk PT	196,500	510,435
United Tractors Tbk PT	757,500	906,812
Vale Indonesia Tbk PT	1,106,500	165,692

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Xl Axiata Tbk PT*	775,800	$138,783

		11,419,721

Jordan — 0.8%
Al Eqbal Co. for Investment PLC(g)	14,659	300,066
Arab Bank PLC	139,896	1,265,968
Arab Potash (The)(g)	23,463	705,694
Cairo Amman Bank	52,092	169,254
Capital Bank of Jordan(g)	171,792	271,911
Jordan Dubai Islamic Bank*	152,547	241,028
Jordan Telecommunications Co. PSC(g)	55,919	167,240
Jordanian Electric Power Co.	66,745	198,677

		3,319,838

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS	93,891	554,896
Kazkommertsbank JSC, GDR, RegS*(g)	231,100	667,879
KazMunaiGas Exploration Production JSC, GDR, RegS	73,530	441,180
KCell JSC, GDR, RegS	80,097	417,305

		2,081,260

Kenya — 0.8%
ARM Cement Ltd.(g)	444,300	184,595
Bamburi Cement Co. Ltd.	39,100	62,739
Barclays Bank of Kenya Ltd.	1,106,400	138,960
Co-operative Bank of Kenya Ltd. (The)	866,238	150,578
East African Breweries Ltd.	299,900	800,651
Equity Group Holdings Ltd.	906,100	389,441
Kenya Airways Ltd.*	628,600	33,021
Kenya Commercial Bank Ltd.	801,340	360,265
Kenya Power & Lighting Co. Ltd.	1,162,905	175,491
Safaricom Ltd.	5,387,500	783,778
Standard Chartered Bank Kenya Ltd.(g)	62,098	137,007

		3,216,526

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	207,834	385,005
Al Ahli Bank of Kuwait KSCP	175,382	197,254
ALAFCO Aviation Lease & Finance Co. KSCP	241,500	171,165
Boubyan Petrochemicals Co. KSCP	184,668	329,873
Burgan Bank SAK	95,050	121,093
Commercial Bank of Kuwait KPSC	116,738	231,700
Gulf Bank KSCP*	216,627	193,861
Gulf Cable & Electrical Industries Co. KSCP	67,500	96,014
Kuwait Cement Co. KSC(g)	169,050	198,399
Kuwait Finance House KSCP	323,205	610,551
Kuwait Food Co. Americana SAK	58,216	439,938
Kuwait International Bank KSCP	170,317	128,579
Kuwait Portland Cement Co. KSC(g)	69,300	261,781
Kuwait Projects Co.Holding KSCP	93,503	182,825
Mabanee Co. SAKC	50,414	143,671
Mobile Telecommunications Co. KSC	733,177	959,121
National Bank of Kuwait SAKP	283,943	761,858
National Industries Group Holding SAK	464,625	224,614
Qurain Petrochemical Industries Co. KSC	356,680	212,380
Sultan Center Food Products Co. KSC*(g)	430,000	124,411
VIVA Kuwait Telecom Co.*	106,976	304,331

		6,278,424

	Shares	Value
COMMON STOCKS (Continued)
Latvia — 0.2%
Grindeks A/S(g)	52,160	$309,487
Latvian Shipping Co. JSC*(g)	332,621	176,885
Ventspils Nafta*(g)	78,610	273,402

		759,774

Lebanon — 0.3%
Bank Audi Sal(g)	72,521	435,126
Byblos Bank SAL(g)	118,400	191,808
Solidere, GDR, RegS(g)	57,655	576,550

		1,203,484

Lithuania — 0.3%
Apranga PVA(g)	78,286	234,439
Klaipedos Nafta AB(g)	513,391	212,738
Pieno Zvaigzdes(g)	111,220	171,416
Rokiskio Suris*(g)	145,010	231,710
Siauliu Bankas AB(g)	564,920	179,274

		1,029,577

Luxembourg — 0.1%
Adecoagro SA*	43,900	349,444

Malaysia — 2.9%
AirAsia Bhd	263,500	76,852
Alliance Financial Group Bhd	116,300	88,742
AMMB Holdings Bhd	160,300	166,596
Axiata Group Bhd	362,225	478,463
Batu Kawan Bhd(g)	113,700	434,030
Berjaya Corp. Bhd	807,700	69,928
Berjaya Sports Toto Bhd	142,371	99,778
Boustead Holdings Bhd	131,760	118,222
British American Tobacco Malaysia Bhd	13,000	178,505
Bumi Armada Bhd	198,150	41,828
CIMB Group Holdings Bhd	244,700	248,531
Dialog Group Bhd	695,720	254,033
DiGi.Com Bhd	344,600	435,072
Felda Global Ventures Holdings Bhd	303,600	103,702
Gamuda Bhd	257,200	256,834
Genting Bhd	247,500	409,819
Genting Malaysia Bhd	345,400	326,378
Hong Leong Bank Bhd	54,000	161,574
Hong Leong Financial Group Bhd	43,900	140,076
IHH Healthcare Bhd	319,500	433,694
IJM Corp. Bhd	313,280	229,478
IOI Corp. Bhd	246,946	228,553
IOI Properties Group Bhd	123,472	55,724
Kian Joo Can Factory Bhd*(g)	294,600	207,766
Kuala Lumpur Kepong Bhd	72,800	359,383
Kulim Malaysia Bhd	328,900	228,492
Lafarge Malaysia Bhd	80,600	165,023
Magnum Bhd	177,450	103,343
Malayan Banking Bhd	274,850	536,193
Malaysia Airports Holdings Bhd	84,400	100,999
Malaysia Marine & Heavy Engineering Holdings Bhd*	205,700	48,770
Malaysian Resources Corp. Bhd	273,300	73,368
Maxis Bhd	178,700	266,582
MMC Corp. Bhd	347,200	167,917
Parkson Holdings Bhd*	210,707	58,010
Petronas Chemicals Group Bhd	430,200	601,608
Petronas Dagangan Bhd	74,600	371,145
Petronas Gas Bhd	59,200	296,690

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
PPB Group Bhd	58,500	$205,470
Public Bank Bhd	124,437	496,184
RHB Capital Bhd	131,100	177,681
SapuraKencana Petroleum Bhd	629,605	270,248
Sime Darby Bhd	550,600	975,159
Tan Chong Motor Holdings Bhd(g)	144,700	79,004
Telekom Malaysia Bhd	269,800	410,317
Tenaga Nasional Bhd	202,300	553,298
UEM Sunrise Bhd	189,900	53,171
UMW Holdings Bhd	47,000	80,364
WCT Holdings Bhd	210,917	65,923
YTL Corp. Bhd	668,441	243,432

		12,231,952

Mauritius — 0.8%
ENL Land Ltd.*(g)	81,712	110,733
Lux Island Resorts Ltd.	109,833	193,805
MCB Group Ltd.	227,192	1,336,088
New Mauritius Hotels Ltd.*(g)	985,716	495,363
Omnicane Ltd.(g)	55,089	104,206
Rogers & Co. Ltd.(g)	155,102	126,850
SBM Holdings Ltd.(g)	32,725,902	776,738

		3,143,783

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)	896,700	1,744,080
America Movil SAB de CV (Class L Stock)	528,990	439,654
America Movil SAB de CV (Class L Stock), ADR(a)	239,300	3,960,415
Arca Continental SAB de CV	55,399	311,980
Bolsa Mexicana de Valores SAB de CV	318,800	500,126
Cemex SAB de CV, ADR*	130,815	914,397
Cemex SAB de CV, UTS*	1,314,290	917,404
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	405,361
Empresas ICA SAB de CV*(a)	265,500	111,038
Fomento Economico Mexicano SAB de CV, ADR	7,800	696,150
Fomento Economico Mexicano SAB de CV, UTS	119,700	1,070,190
Genomma Lab Internacional SAB de CV (Class B Stock)*	122,600	100,953
Gentera SAB de CV	539,600	881,623
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	1,313,973
Grupo Bimbo SAB de CV (Class A Stock)*	175,600	444,482
Grupo Carso SAB de CV (Class A Stock)	248,100	1,115,393
Grupo Elektra SAB de CV	5,714	99,026
Grupo Financiero Banorte SAB de CV (Class O Stock)	479,400	2,351,499
Grupo Financiero Inbursa SAB de CV (Class O Stock)	542,500	1,120,949
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,362,024
Grupo Televisa SAB, ADR	29,800	775,396
Grupo Televisa SAB, UTS	154,900	806,713
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	808,168
Industrias CH SAB de CV (Class B Stock)*	52,900	181,967
Industrias Penoles SAB de CV	28,600	391,165
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	775,686

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Mexichem SAB de CV	215,779	$530,356
Minera Frisco SAB de CV (Class A1 Stock)*(a)	171,500	89,580
TV Azteca SAB de CV, UTS	444,600	70,221
Wal-Mart de Mexico SAB de CV	523,500	1,291,648

		25,581,617

Monaco — 0.1%
GasLog Ltd.	18,800	180,856
Navios Maritime Holdings, Inc.	45,700	113,793

		294,649

Morocco — 0.7%
Attijariwafa Bank	16,396	564,369
Banque Centrale Populaire	14,531	324,643
Banque Marocaine du Commerce Exterieur	10,719	236,725
Douja Promotion Groupe Addoha SA	33,800	87,106
Holcim Maroc SA(g)	2,095	462,672
Lafarge Ciments(g)	2,307	382,711
Managem	606	57,330
Maroc Telecom SA	75,249	850,245
Taqa Morocco	2,543	144,190

		3,109,991

Netherlands — 0.1%
Nostrum Oil & Gas PLC	18,029	126,139
VimpelCom Ltd., ADR	45,920	188,961

		315,100

Nigeria — 0.7%
Afriland Properties PLC, REIT*(g)	348,765	—
Dangote Cement PLC	443,090	400,240
FBN Holdings PLC	5,173,790	161,757
Forte Oil PLC	309,382	385,058
Guaranty Trust Bank PLC	2,861,825	345,034
Guinness Nigeria PLC	189,500	148,844
Lafarge Africa PLC	272,900	134,218
Nestle Nigeria PLC	45,604	199,336
Nigerian Breweries PLC	626,672	462,178
Oando PLC	1,800,975	94,902
SEPLAT Petroleum Development Co. PLC	106,465	114,349
Stanbic IBTC Holdings PLC	947,767	105,831
UAC of Nigeria PLC	761,931	120,458
United Bank for Africa PLC	5,717,805	121,016
Zenith Bank PLC	2,904,483	245,921

		3,039,142

Oman — 0.8%
Al Anwar Ceramic Tile Co. SAOG	199,382	172,419
Bank Dhofar SAOG(g)	344,921	210,482
Bank Nizwa SAOG*	474,700	75,342
Bank Sohar SAOG	340,113	142,562
BankMuscat SAOG	361,344	513,633
HSBC Bank Oman SAOG	465,528	134,449
National Bank of Oman SAOG	282,300	214,816
Oman Cement Co. SAOG	178,789	204,840
Oman Flour Mills Co. SAOG(g)	180,500	228,533
Oman Telecommunications Co. SAOG	134,837	566,097
Ooredoo	130,816	258,664
Raysut Cement Co. SAOG(g)	69,568	208,401
Renaissance Services SAOG	107,985	44,731

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Shell Oman Marketing Co. SAOG	33,500	$174,115

		3,149,084

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	87,700	115,191
Engro Corp. Ltd.	53,498	152,790
Engro Foods Ltd.*	223,700	316,018
Fauji Fertilizer Co. Ltd.	110,587	130,778
Hub Power Co. Ltd. (The)	764,455	718,833
Lucky Cement Ltd.	49,800	251,062
MCB Bank Ltd.	273,947	601,648
Millat Tractors Ltd.	13,490	80,809
National Bank of Pakistan	193,104	94,542
Nishat Mills Ltd.	117,175	111,360
Oil & Gas Development Co. Ltd.	143,900	172,307
Pakistan Oilfields Ltd.	24,800	70,066
Pakistan Petroleum Ltd.	96,989	110,932
Pakistan State Oil Co. Ltd.	34,985	96,771
Pakistan Telecommunication Co. Ltd.	554,800	92,347

		3,115,454

Panama — 0.2%
Copa Holdings SA (Class A Stock)(a)	24,300	1,018,899

Peru — 1.5%
Alicorp SAA*	487,500	766,173
Casa Grande SAA*	24,600	29,910
Cia de Minas Buenaventura SAA, ADR	48,200	287,272
Cia Minera Milpo SAA	401,072	222,108
Credicorp Ltd.	18,050	1,919,798
Edegel SAA(g)	381,830	354,388
Ferreycorp SAA	961,723	374,894
Grana y Montero SAA	253,656	204,036
Intercorp Financial Services, Inc.	7,800	198,822
Luz del Sur SAA	59,800	184,083
Minsur SA	224,995	52,206
Sociedad Minera Cerro Verde SAA*(g)	16,440	263,204
Southern Copper Corp.(a)	56,227	1,502,385
Volcan Cia Minera SAA (Class B Stock)	1,173,590	137,245

		6,496,524

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	294,200	363,816
Aboitiz Power Corp.	580,800	536,811
Alliance Global Group, Inc.	435,100	142,949
Atlas Consolidated Mining & Development Corp.*	617,100	60,216
Ayala Corp.	30,140	494,917
Ayala Land, Inc.	622,700	454,300
Bank of the Philippine Islands	191,070	328,612
BDO Unibank, Inc.	190,126	421,657
Bloomberry Resorts Corp.	1,335,600	149,213
D&L Industries, Inc.	1,202,200	257,448
DMCI Holdings, Inc.	530,200	144,999
Emperador, Inc.	1,113,700	166,555
Energy Development Corp.	3,012,500	355,074
Filinvest Land, Inc.	2,488,000	89,502
First Gen Corp.	505,700	239,705
Globe Telecom, Inc.	8,600	432,836
GT Capital Holdings, Inc.	8,740	237,084
International Container Terminal Services, Inc.	126,900	203,556

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
JG Summit Holdings, Inc.	305,310	$464,293
Jollibee Foods Corp.	170,620	705,087
Lopez Holdings Corp.	1,153,900	145,163
LT Group, Inc.	339,100	73,224
Manila Electric Co.	103,880	659,433
Manila Water Co., Inc.	208,500	96,749
Melco Crown Philippines Resorts Corp.*	727,700	58,175
Metro Pacific Investments Corp.	1,182,600	126,072
Metropolitan Bank & Trust Co.	150,498	262,921
Petron Corp.	760,800	113,349
Philex Mining Corp.	951,100	97,063
Philippine Long Distance Telephone Co.	26,800	1,256,726
Puregold Price Club, Inc.	221,400	146,842
Robinsons Land Corp.	229,700	140,012
Robinsons Retail Holdings, Inc.	172,660	270,072
San Miguel Corp.	102,730	106,680
Security Bank Corp.	32,050	94,206
Semirara Mining and Power Corp.	122,600	357,197
SM Investments Corp.	34,142	650,813
SM Prime Holdings, Inc.	1,194,450	529,152
Travellers International Hotel Group, Inc.	1,259,000	90,118
Universal Robina Corp.	260,470	1,070,922

		12,593,519

Poland — 2.9%
Agora SA*	40,535	126,294
AmRest Holdings SE*	3,611	155,715
Asseco Poland SA	48,738	693,637
Bank Handlowy w Warszawie SA	6,200	132,116
Bank Millennium SA*	127,100	196,812
Bank Pekao SA	18,306	744,047
Boryszew SA	84,600	109,109
Budimex SA	5,800	305,566
CCC SA	5,372	232,046
Cyfrowy Polsat SA*	70,733	435,230
Enea SA	60,900	216,601
Eurocash SA	33,107	389,907
Getin Noble Bank SA*	453,927	102,890
Grupa Lotos SA*	17,944	131,974
ING Bank Slaski SA	11,500	360,723
Jastrzebska Spolka Weglowa SA*	9,300	27,899
KGHM Polska Miedz SA	25,300	546,518
Kopex SA	47,764	69,531
LPP SA	266	548,342
Lubelski Wegiel Bogdanka SA	7,530	112,549
mBank SA*	3,450	315,360
Netia SA	343,306	505,905
Orange Polska SA	225,800	431,670
Orbis SA(g)	20,100	299,108
PGE SA	240,167	853,336
Polimex- Mostostal SA*	1,465,600	46,280
Polski Koncern Naftowy Orlen SA	56,600	988,222
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	629,685
Powszechna Kasa Oszczednosci Bank Polski SA*	142,203	1,102,651
Powszechny Zaklad Ubezpieczen SA	10,241	1,051,485
Synthos SA	146,900	146,262
Tauron Polska Energia SA	355,100	306,718

		12,314,188

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Qatar — 1.5%
Aamal Co.	30,784	$114,379
Al Meera Consumer Goods Co.QSC	1,497	102,824
Barwa Real Estate Co. QSC	13,857	163,006
Doha Bank QSC	12,950	178,727
Gulf International Services QSC	19,412	347,604
Industries Qatar QSC	19,357	655,298
Masraf Al Rayan QSC	58,500	692,082
Ooredoo QSC	24,103	510,384
Qatar Electricity & Water Co.QSC	9,890	568,642
Qatar Gas Transport Co. Ltd. Nakilat	45,923	281,206
Qatar International Islamic Bank QSC	10,951	225,120
Qatar Islamic Bank SAQ	8,087	254,261
Qatar National Bank SAQ	24,459	1,260,670
Qatar National Cement Co.QSC	4,587	132,413
Qatar Navigation QSC	9,200	247,531
Qatari Investors Group QSC	10,566	126,615
Vodafone Qatar QSC	131,100	489,915

		6,350,677

Romania — 0.7%
Antibiotice SA(g)	811,918	117,467
Banca Transilvania*	1,794,530	1,039,426
BRD-Groupe Societe Generale SA*	257,050	676,174
OMV Petrom SA(g)	10,313,400	874,688
Transelectrica SA	46,500	305,916

		3,013,671

Russia — 5.6%
Aeroflot - Russian Airlines OJSC*	80,200	43,342
Alrosa AO*	411,800	365,622
AvtoVAZ OAO*(g)	699,800	105,199
CTC Media, Inc.	22,800	39,900
Evraz PLC*	93,700	103,495
Federal Grid Co. Unified Energy System JSC*	105,161,400	94,996
Gazprom Neft OAO, ADR	7,100	78,100
Gazprom OAO, ADR	704,374	2,831,583
Inter RAO JSC*	8,577,048	138,482
LSR Group PJSC, GDR, RegS	100,800	182,448
Lukoil PJSC, ADR	50,800	1,725,168
Magnit OJSC*	16,100	2,863,741
Mail.Ru Group Ltd., GDR, RegS*	31,600	549,840
MegaFon PJSC, GDR, RegS	44,500	540,675
MMC Norilsk Nickel PJSC, ADR	92,746	1,330,441
Mobile Telesystems OJSC*	430,433	1,405,477
Mosenergo PAO	4,030,000	49,874
NovaTek OAO*	82,640	756,366
Novolipetsk Steel OJSC, GDR, RegS	13,000	148,850
OTCPharm PJSC*	9,987	36,154
PIK Group PJSC, GDR, RegS(g)	198,033	574,296
Polymetal International PLC	35,400	304,659
Polyus Gold International Ltd.	105,228	306,427
Rosneft OAO, GDR, RegS	148,400	547,596
Rostelecom PJSC	258,903	341,245
RusHydro JSC*	38,052,964	355,874
RusHydro PJSC, ADR	352,800	331,632
Russian Grids OAO*	7,276,600	47,343
Sberbank of Russia, ADR	507,782	2,506,158
Severstal PAO, GDR, RegS	43,500	461,100
Sistema OOO*	1,013,950	286,151
Surgutneftegas OAO, ADR	116,105	592,716

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Tatneft OAO, ADR	31,164	$871,034
United Co. RUSAL PLC*	780,000	314,261
VTB Bank PJSC, GDR, RegS	398,700	805,374
X5 Retail Group NV, GDR, RegS*	32,100	558,540
Yandex NV (Class A Stock)*	105,800	1,135,234

		23,729,393

Slovenia — 0.7%
Gorenje dd	15,400	86,040
Krka dd Novo mesto	15,764	1,065,695
Luka Koper dd(g)	11,450	298,107
Petrol dd Ljubljana(g)	1,443	393,954
Pozavarovalnica Sava dd(g)	33,381	473,201
Sava dd*	238	11
Telekom Slovenije dd(g)	4,430	361,446
Zavarovalnica Triglav dd(g)	16,768	407,522

		3,085,976

South Africa — 5.6%
Aeci Ltd.	27,200	180,391
African Bank Investments Ltd.*(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	64,552
Anglo American Platinum Ltd.*	9,800	162,364
AngloGold Ashanti Ltd., ADR*	48,400	396,396
Aspen Pharmacare Holdings Ltd.*	36,990	787,056
Aveng Ltd.*	108,800	28,231
AVI Ltd.	45,600	288,477
Barclays Africa Group Ltd.	15,262	187,658
Barloworld Ltd.	68,800	375,455
Bidvest Group Ltd. (The)	69,392	1,637,686
Capital Property Fund, REIT*	174,214	197,758
DataTec Ltd.	112,800	504,643
Discovery Ltd.	19,885	197,838
Exxaro Resources Ltd.	24,500	93,177
FirstRand Ltd.	133,448	474,208
Foschini Group Ltd. (The)	11,100	112,724
Gold Fields Ltd.	94,234	248,055
Grindrod Ltd.	100,900	107,619
Growthpoint Properties Ltd., REIT	95,663	177,244
Harmony Gold Mining Co. Ltd.*	55,300	34,246
Impala Platinum Holdings Ltd.*	84,328	234,203
Imperial Holdings Ltd.	26,300	322,467
Investec Ltd.	15,300	117,100
Kumba Iron Ore Ltd.	12,700	72,224
Liberty Holdings Ltd.	12,500	114,207
Life Healthcare Group Holdings Ltd.	101,000	259,819
Massmart Holdings Ltd.	17,066	133,532
Mediclinic International Ltd.	74,500	594,694
MMI Holdings Ltd.	59,241	101,933
Mr. Price Group Ltd.	17,600	245,688
MTN Group Ltd.	183,451	2,359,051
Murray & Roberts Holdings Ltd.	146,300	123,513
Nampak Ltd.	75,700	140,765
Naspers Ltd. (Class N Stock)	14,611	1,831,156
Nedbank Group Ltd.	14,785	234,794
Netcare Ltd.	204,100	535,906
Pick’n Pay Stores Ltd.	59,148	283,705
Pioneer Foods Ltd.	22,700	321,132
PPC Ltd.	91,907	113,525
Rand Merchant Insurance Holdings Ltd.	41,103	123,084
Redefine Properties Ltd., REIT	332,741	281,255

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Remgro Ltd.	18,939	$345,424
Reunert Ltd.	87,500	385,115
RMB Holdings Ltd.	40,819	194,605
Sanlam Ltd.	81,600	352,877
Sappi Ltd.*	76,920	236,217
Sasol Ltd.	81,500	2,283,038
Shoprite Holdings Ltd.	62,422	708,919
Sibanye Gold Ltd.	195,534	222,274
SPAR Group Ltd. (The)	25,400	339,810
Standard Bank Group Ltd.	45,105	440,414
Steinhoff International Holdings Ltd.	120,840	742,011
Telkom SA SOC Ltd.	105,400	506,751
Tiger Brands Ltd.	29,360	646,451
Truworths International Ltd.	33,775	207,547
Vodacom Group Ltd.	80,646	802,198
Wilson Bayly Holmes-Ovcon Ltd.	32,200	258,030
Woolworths Holdings Ltd.	34,460	241,177

		23,712,389

South Korea — 5.7%
Amorepacific Corp.	2,600	847,258
BNK Financial Group, Inc.	16,552	191,917
Celltrion, Inc.*	10,317	594,153
CJ CheilJedang Corp.	800	257,773
Coway Co. Ltd.	4,410	312,057
Daewoo International Corp.	6,180	108,725
Daewoo Securities Co. Ltd.	9,000	91,184
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	47,434
Dongbu Insurance Co. Ltd.	2,650	137,439
Doosan Heavy Industries & Construction Co. Ltd.	4,590	82,229
E-Mart Co. Ltd.	1,337	260,868
GS Engineering & Construction Corp.*	7,275	151,678
GS Holdings Corp.	6,010	231,868
Hana Financial Group, Inc.	8,280	184,995
Hanjin Kal Corp.	2,004	42,678
Hanjin Shipping Co. Ltd.*	25,000	115,705
Hankook Tire Co. Ltd.	5,972	199,925
Hanwha Chemical Corp.	9,950	182,454
Hanwha Corp.	7,900	260,205
Hanwha Techwin Co. Ltd.*	3,179	83,304
Hyosung Corp.	2,950	281,792
Hyundai Department Store Co. Ltd.	1,450	164,315
Hyundai Engineering & Construction Co. Ltd.	5,860	169,952
Hyundai Glovis Co. Ltd.	1,980	375,299
Hyundai Heavy Industries Co. Ltd.*	2,600	212,889
Hyundai Marine & Fire Insurance Co. Ltd.	4,085	104,227
Hyundai Merchant Marine Co. Ltd.*	17,670	92,172
Hyundai Mobis Co. Ltd.	2,690	526,344
Hyundai Motor Co.	4,110	571,126
Hyundai Steel Co.	6,770	295,094
Hyundai Wia Corp.	2,500	273,199
Industrial Bank of Korea	20,800	239,558
Kangwon Land, Inc.	7,140	255,194
KB Financial Group, Inc.	13,599	404,227
Kia Motors Corp.	6,170	279,694
Korea Electric Power Corp.	33,400	1,377,045
Korea Investment Holdings Co. Ltd.	3,319	171,662
Korea Zinc Co. Ltd.	740	290,995

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korean Air Lines Co. Ltd.*	4,147	$109,914
KT Corp.*	17,490	454,504
KT&G Corp.	8,560	805,231
LG Chem Ltd.	1,998	484,312
LG Corp.	7,260	373,782
LG Display Co. Ltd.	13,730	262,120
LG Electronics, Inc.	6,220	240,270
LG Household & Health Care Ltd.	710	513,819
LG Uplus Corp.	17,050	174,521
Lotte Chemical Corp.	1,330	304,780
Lotte Shopping Co. Ltd.	910	219,934
LS Corp.	2,520	73,294
NAVER Corp.	977	423,467
NCSoft Corp.	970	155,086
NH Investment & Securities Co. Ltd.	19,612	165,803
OCI Co. Ltd.	2,520	176,292
Orion Corp.	170	135,378
POSCO	4,320	610,826
Samsung C&T Corp.*	3,262	405,716
Samsung Card Co. Ltd.	4,120	126,161
Samsung Electro-Mechanics Co. Ltd.	4,690	255,617
Samsung Electronics Co. Ltd.	1,715	1,645,463
Samsung Engineering Co. Ltd.*	3,400	87,918
Samsung Fine Chemicals Co. Ltd.	4,550	154,884
Samsung Fire & Marine Insurance Co. Ltd.	1,270	299,900
Samsung Heavy Industries Co. Ltd.	8,890	92,706
Samsung Life Insurance Co. Ltd.	3,615	302,305
Samsung SDI Co. Ltd.	1,147	105,525
Samsung Securities Co. Ltd.	4,760	183,724
Shinhan Financial Group Co. Ltd.	16,860	589,629
Shinsegae Co. Ltd.	1,683	336,995
SK Chemicals Co. Ltd.	4,200	261,548
SK Holdings Co. Ltd.	3,000	619,248
SK Hynix, Inc.	16,315	465,312
SK Innovation Co. Ltd.*	5,090	423,937
SK Telecom Co. Ltd.	5,480	1,215,660
S-Oil Corp.	3,740	199,013
Woori Bank	16,280	129,383

		24,052,610

Sri Lanka — 0.8%
Access Engineering PLC	804,203	137,733
Aitken Spence PLC	324,999	218,506
Ceylon Tobacco Co. PLC	28,655	195,758
Chevron Lubricants Lanka PLC	102,496	268,995
Commercial Bank of Ceylon PLC	291,892	328,964
DFCC Bank PLC(g)	136,728	176,982
Dialog Axiata PLC	3,322,388	256,292
Distilleries Co. of Sri Lanka PLC(g)	223,560	436,133
Hatton National Bank PLC	206,156	312,225
John Keells Holdings PLC	472,982	569,215
National Development Bank PLC(g)	137,684	216,676
Sampath Bank PLC	51,043	93,391

		3,210,870

Taiwan — 5.6%
Advanced Semiconductor Engineering, Inc.	275,067	299,709
Ambassador Hotel (The)(g)	275,000	231,633
Asia Cement Corp.	391,829	384,344
Asustek Computer, Inc.	30,037	258,258
AU Optronics Corp.	572,441	169,480

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Catcher Technology Co. Ltd.	29,780	$318,369
Cathay Financial Holding Co. Ltd.	341,543	467,794
Chang Hwa Commercial Bank Ltd.	290,577	143,493
Cheng Shin Rubber Industry Co. Ltd.	191,424	314,775
Chicony Electronics Co. Ltd.	46,866	108,343
China Airlines Ltd.*	853,590	292,641
China Development Financial Holding Corp.	407,005	109,796
China Life Insurance Co. Ltd.	133,804	101,926
China Steel Corp.	876,084	511,977
China Synthetic Rubber Corp.	112,270	81,891
Chunghwa Telecom Co. Ltd.	377,268	1,133,706
Compal Electronics, Inc.	173,822	98,737
CTBC Financial Holding Co. Ltd.	794,729	410,820
Delta Electronics, Inc.	67,268	317,287
E Ink Holdings, Inc.*	244,000	115,297
E. Sun Financial Holding Co. Ltd.	443,797	261,586
Eva Airways Corp.*	473,409	265,591
Far Eastern Department Stores Ltd.	349,405	186,119
Far Eastern New Century Corp.	202,537	180,840
Far EasTone Telecommunications Co. Ltd.	193,000	416,241
First Financial Holding Co. Ltd.	394,978	180,348
Formosa Chemicals & Fibre Corp.	198,064	403,633
Formosa Petrochemical Corp.	215,670	514,663
Formosa Plastics Corp.	256,142	541,750
Foxconn Technology Co. Ltd.	33,541	96,405
Fubon Financial Holding Co. Ltd.	228,002	356,924
Giant Manufacturing Co. Ltd.	53,661	391,277
Great Wall Enterprise Co. Ltd.	353,390	194,842
Hon Hai Precision Industry Co. Ltd.	395,338	1,032,800
Hotai Motor Co. Ltd.	56,000	597,528
HTC Corp.	64,485	124,837
Hua Nan Financial Holdings Co. Ltd.	248,941	116,198
Innolux Corp.	625,200	195,803
Kenda Rubber Industrial Co. Ltd.	78,689	112,413
Kerry TJ Logistics Co. Ltd.	140,000	159,277
Largan Precision Co. Ltd.	3,000	234,135
Lite-On Technology Corp.	158,435	145,963
Macronix International*	737,684	94,349
MediaTek, Inc.	53,460	397,829
Mega Financial Holding Co. Ltd.	469,563	326,172
Microbio Co. Ltd.*	165,319	135,789
Nan Kang Rubber Tire Co. Ltd.*	323,776	293,289
Nan Ya Plastics Corp.	388,893	659,965
Novatek Microelectronics Corp.	29,246	91,820
Pegatron Corp.	123,133	301,342
POU Chen Corp.	404,547	608,562
Powertech Technology, Inc.	68,528	124,142
President Chain Store Corp.	46,648	290,929
Quanta Computer, Inc.	148,319	258,168
Ruentex Development Co. Ltd.	159,499	174,195
Ruentex Industries Ltd.	97,461	173,195
Shin Kong Financial Holding Co. Ltd.	340,052	80,877
Siliconware Precision Industries Co. Ltd.	177,350	221,095
Simplo Technology Co. Ltd.	29,766	96,009
SinoPac Financial Holdings Co. Ltd.	531,293	168,414
Solar Applied Materials Technology Co.	221,773	127,347
Standard Foods Corp.	37,825	81,993
Synnex Technology International Corp.	79,889	79,918
Tainan Spinning Co. Ltd.	660,052	279,674
Taiwan Cement Corp.	281,562	286,243

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Cooperative Financial Holding Co. Ltd.	469,794	$194,447
Taiwan Fertilizer Co. Ltd.	79,000	98,685
Taiwan Glass Industry Corp.*	334,319	122,117
Taiwan Mobile Co. Ltd.	153,200	469,037
Taiwan Semiconductor Manufacturing Co. Ltd.	547,814	2,195,462
Teco Electric & Machinery Co. Ltd.	148,000	116,711
Transcend Information, Inc.	57,719	145,934
Tripod Technology Corp.	100,278	144,651
TSRC Corp.	118,629	71,750
TTY Biopharm Co. Ltd.	70,713	206,396
Tung Ho Steel Enterprise Corp.	224,381	117,296
Uni-President Enterprises Corp.	496,728	862,593
United Microelectronics Corp.	497,280	163,349
Wei Chuan Foods Corp.*	142,000	83,323
Wintek Corp.*(g)	521,484	—
Wistron Corp.	223,950	117,100
WPG Holdings Ltd.	123,613	119,419
Yang Ming Marine Transport Corp.*	564,300	163,924
Yuanta Financial Holding Co. Ltd.	574,090	213,461
Yulon Motor Co. Ltd.	118,053	105,886
Zinwell Corp.	145,074	161,424

		23,803,730

Thailand — 3.0%
Advanced Info Service PCL	130,400	826,340
Airports of Thailand PCL	103,200	798,986
Bangkok Bank PCL	26,800	117,719
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	370,000
Bangkok Expressway PCL	140,400	140,463
Banpu PCL	170,000	93,677
BEC World PCL	175,600	154,820
Big C Supercenter PCL	54,000	296,818
Bumrungrad Hospital PCL	60,600	360,645
Central Pattana PCL	194,800	240,179
Charoen Pokphand Foods PCL	458,500	261,495
CP ALL PCL	389,300	512,166
Delta Electronics Thailand PCL	256,600	622,146
Dynasty Ceramic PCL	2,203,200	224,600
Electricity Generating PCL	63,200	266,417
Glow Energy PCL	112,000	262,295
Hana Microelectronics PCL	494,200	384,658
Home Product Center PCL	678,082	128,162
Indorama Ventures PCL	204,988	129,900
IRPC PCL	1,569,800	162,624
Italian-Thai Development PCL*	756,363	168,798
Jasmine International PCL	1,011,800	156,112
Kasikornbank PCL	49,100	231,048
Krung Thai Bank PCL	682,675	321,635
Minor International PCL	429,000	336,865
Polyplex Thailand PCL	520,000	111,751
Precious Shipping PCL*	335,250	65,581
Pruksa Real Estate PCL	352,400	279,600
PTT Exploration & Production PCL	193,729	373,634
PTT Global Chemical PCL	230,658	341,586
PTT PCL	108,300	716,132
Ratchaburi Electricity Generating Holding PCL	114,800	169,219
Robinson Department Store PCL	87,700	91,820

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Siam Cement PCL (The)	47,100	$605,296
Siam Commercial Bank PCL (The)	65,900	243,301
Sino-Thai Engineering & Construction PCL	241,114	160,765
Thai Beverage PCL	918,200	442,711
Thai Oil PCL	115,400	167,719
Thai Union Group PCL	464,080	235,269
Thanachart Capital PCL	163,100	142,676
TMB Bank PCL	4,177,900	278,565
Total Access Communication PCL, NVDR	125,600	200,111
True Corp. PCL*(g)	1,917,129	515,002

		12,709,306

Togo
Ecobank Transnational, Inc.*	1,657,284	154,284

Tunisia — 0.3%
Banque de Tunisie	35,086	183,659
Banque International Arabe de Tunis	4,000	162,647
Carthage Cement*	243,083	158,127
Ennakl Automobiles(g)	35,000	187,656
One Tech Holding(g)	58,891	200,523
Poulina Group(g)	77,314	202,612
Societe D’Articles Hygieniques SA	23,851	123,636
Societe Moderne de Ceramiques*	71,333	98,605

		1,317,465

Turkey — 3.0%
Akbank TAS	240,751	540,073
Akcansa Cimento A/S	45,400	211,491
Anadolu Efes Biracilik Ve Malt Sanayii A/S	64,500	455,320
Arcelik A/S	75,195	366,593
Aygaz A/S	36,700	118,244
Bagfas Bandirma Gubre Fabrikalari A/S	4,600	20,233
BIM Birlesik Magazalar A/S	53,500	948,741
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	97,481
Coca-Cola Icecek A/S	25,900	296,425
Dogan Sirketler Grubu Holding A/S*	491,426	82,842
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	291,330	241,899
Enka Insaat ve Sanayi A/S	111,122	183,629
Eregli Demir ve Celik Fabrikalari TAS	607,795	750,273
Ford Otomotiv Sanayi A/S	39,404	421,085
Gubre Fabrikalari TAS	81,600	171,155
Haci Omer Sabanci Holding A/S	179,846	527,699
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	416,822	171,001
KOC Holding A/S	117,864	460,160
Koza Altin Isletmeleri A/S	19,000	137,997
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	72,242
Migros Ticaret A/S*	11,500	66,580
Petkim Petrokimya Holding A/S*	94,373	124,848
Sekerbank TAS*	1	—
TAV Havalimanlari Holding A/S	30,353	238,506
Tekfen Holding A/S	97,996	135,526
Tofas Turk Otomobil Fabrikasi A/S	30,800	182,840
Trakya Cam Sanayii A/S	149,436	92,884
Tupras Turkiye Petrol Rafinerileri A/S*	46,000	1,127,457
Turk Hava Yollari Anonim Ortakligi*	149,826	395,287
Turk Telekomunikasyon A/S	169,400	334,348

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turk Traktor ve Ziraat Makineleri A/S	3,824	$92,635
Turkcell Iletisim Hizmetleri AS	285,400	995,883
Turkiye Garanti Bankasi A/S	315,200	733,530
Turkiye Halk Bankasi A/S	91,043	304,458
Turkiye Is Bankasi (Class C Stock)	210,062	327,478
Turkiye Sinai Kalkinma Bankasi A/S	228,691	106,670
Turkiye Sise ve Cam Fabrikalari A/S	239,973	227,787
Turkiye Vakiflar Bankasi TAO (Class D Stock)	200,600	254,303
Ulker Biskuvi Sanayi A/S	20,000	126,685
Yapi ve Kredi Bankasi A/S	125,948	140,468
Yazicilar Holding A/S (Class A Stock)	31,700	169,955

		12,452,711

Ukraine — 0.2%
Astarta Holding NV*	18,331	132,653
Kernel Holding SA	55,539	659,211
MHP SA, GDR, RegS	25,173	226,557

		1,018,421

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	287,965	602,037
Abu Dhabi National Hotels PJSC(g)	239,739	169,708
Air Arabia PJSC	905,543	345,770
Aldar Properties PJSC	488,381	321,746
Arabtec Holding Co. PJSC*	881,056	445,538
DP World Ltd.	50,412	1,070,751
Dubai Financial Market PJSC	451,700	207,999
Dubai Islamic Bank PJSC	62,300	114,048
Emaar Properties PJSC	601,520	1,066,041
First Gulf Bank PJSC	183,660	698,597
National Bank of Abu Dhabi PJSC	282,073	732,674
National Central Cooling Co. PJSC	256,200	83,304
Union National Bank PJSC	278,561	467,515

		6,325,728

United Kingdom — 0.1%
Ferrexpo PLC	324,000	173,996
KAZ Minerals PLC*	297,430	381,455

		555,451

TOTAL COMMON STOCKS (cost $516,819,965)		393,237,950

PREFERRED STOCKS — 2.6%
Brazil — 2.0%
AES Tiete SA (PRFC)	53,100	189,791
Alpargatas SA (PRFC)	132,800	225,772
Banco Bradesco SA (PRFC)	78,456	421,717
Bradespar SA (PRFC)	17,000	35,462
Centrais Eletricas Brasileiras SA (PRFC B)	74,900	166,067
Cia Brasileira de Distribuicao (PRFC)	10,195	128,193
Cia Energetica de Sao Paulo (PRFC B)	33,500	128,355
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)*	49,900	136,566
Gerdau SA (PRFC)	89,000	121,899
Itau Unibanco Holding SA (PRFC), ADR	115,189	762,551
Itausa - Investimentos Itau SA (PRFC)	214,510	386,329
Klabin SA (PRFC)(g)	199,000	211,825
Lojas Americanas SA (PRFC)	114,008	466,442
Marcopolo SA (PRFC)	174,800	70,546
Metalurgica Gerdau SA (PRFC)	187,700	138,721

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Oi SA (PRFC)*	176,777	$126,636
Petroleo Brasileiro SA (PRFC)*	211,000	384,265
Petroleo Brasileiro SA (PRFC), ADR*	372,300	1,370,064
Randon SA Implementos e Participacoes (PRFC)	74,125	54,409
Suzano Papel e Celulose SA (PRFC A)	65,025	314,587
Telefonica Brasil SA (PRFC)	152,641	1,401,471
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	172,800	149,067
Vale SA (PRFC)	55,300	185,519
Vale SA (PRFC), ADR	308,900	1,034,815

		8,611,069

Colombia — 0.2%
Avianca Holdings SA (PRFC)*	99,000	58,993
Banco Davivienda SA (PRFC)	13,400	102,850
Cementos Argos SA (PRFC)	55,624	162,127
Grupo Argos SA (PRFC)	43,992	246,188
Grupo Aval Acciones y Valores SA (PRFC)	587,100	223,409

		793,567

Croatia — 0.2%
Adris Grupa dd (PRFC)	12,976	639,483

Philippines
Ayala Land, Inc. (PRFC)(g)	1,180,500	—

Russia — 0.2%
AK Transneft OAO (PRFC)	175	397,714
Surgutneftegas OAO (PRFC)	872,500	528,190

		925,904

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS (cost $31,018,959)		10,970,023

	Units
PARTICIPATORY NOTES(l)* — 3.0%
Egypt — 1.4%
Arab Cotton Ginning, expiring 11/24/17	212,570	73,309
Commercial International Bank, expiring 11/24/17	263,870	1,788,681
Eastern Co., expiring 11/24/17	28,798	790,630
EFG - Hermes Holdings SAE, expiring 11/24/17	212,319	218,855
Egyptian Kuwaiti Holding Co., expiring 11/24/17	393,891	228,457
ElSwedy Electric Co., expiring 11/27/17	65,311	358,714
Ezz Steel, expiring 11/24/17	233,320	270,900
Juhayna Food Industries, expiring 11/20/17	442,350	453,707
Maridive & Oil Services SAE, expiring 11/24/17	315,125	97,689
Orascom Telecom Media & Technology, expiring 02/04/16	1,745,300	156,049
Oriental Weavers, expiring 11/24/17	296,855	385,999
Palm Hills Developments SAE, expiring 11/24/17	280,600	71,324
Pioneers Holding, expiring 11/24/17	195,200	186,997
Sidi Kerir Petrochemicals Co., expiring 11/24/17	197,377	327,491
Telecom Egypt, expiring 11/24/17	241,812	215,589

	Units	Value
PARTICIPATORY NOTES(l)* (Continued)
Egypt (cont’d.)
TMG Holding, expiring 11/24/17	342,837	$297,777

		5,922,168

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	1	—

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 01/22/18	18,308	268,440
Al Tayyar Travel Group, expiring 03/05/18	11,915	242,341
Alinma Bank, expiring 01/22/18	31,000	139,196
Almarai Co., expiring 07/31/17	8,389	188,453
Banque Saudi Fransi, expiring 01/22/18	28,033	224,016
Etihad Etisalat Co., expiring 11/20/17	16,920	126,052
Fawaz Abdulaziz Alhokair & Co., expiring 03/20/17	6,400	111,809
Jarir Marketing Co., expiring 01/22/18	3,025	145,096
Mobile Telecommunication Co. KSC, expiring 04/30/18	23,975	58,109
National Industrialization Co., expiring 10/31/16	23,850	83,689
Riyad Bank, expiring 11/20/17	58,000	216,665
Samba Financial Group, expiring 06/29/17	31,555	195,704
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	58,498
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	110,194
Saudi Arabian Mining Co., expiring 04/30/18	21,900	170,276
Saudi Basic Industries Corp., expiring 01/22/18	15,800	331,470
Saudi Cement Co., expiring 07/20/18	4,700	89,930
Saudi International Petrochemical Co., expiring 01/22/18	17,830	89,568
Saudi Telecom Co., expiring 04/23/18	18,300	299,063
Savola, expiring 02/06/17	14,900	230,349
Yamama Cement Co., expiring 01/22/18	12,750	130,886

		3,509,804

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16	203,690	388,758
Bao Viet Holdings, expiring 10/15/19	75,570	156,334
Danang Rubber JSC, expiring 06/03/19	55,440	114,197
Development Investment Construction JSC, expiring 08/18/19	176,962	95,261
HAGL JSC, expiring 08/27/19	216,640	142,644
Hoa Phat Group JSC, expiring 02/24/20	230,548	311,808
Masan Group Corp., expiring 07/07/16	114,100	375,638
Masan Group Corp., expiring 12/12/18	52,000	171,193
PetroVietnam Construction JSC, expiring 05/20/16	368,677	47,566
PetroVietnam Drilling & Well Services JSC,expiring 09/06/16	94,996	144,539
PetroVietnam Fertilizer & Chemicals JSC, expiring 11/25/19	95,000	131,865
PetroVietnam Gas JSC, expiring 06/03/19	88,200	179,716
PetroVietnam Technical Service Corp., expiring 06/24/19	134,600	124,555
Pha Lai Thermal Power JSC, expiring 11/07/18	130,900	102,495
Saigon Thuong Tin Commercial JSB, expiring 06/03/19	126,700	92,443

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
PARTICIPATORY NOTES(l)* (Continued)
Vietnam (cont’d.)
Vietnam Construction and Import-Export JSC, expiring 11/18/19	284,300	$142,925
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	171,034	149,139
Vingroup JSC, expiring 07/31/19	122,140	226,593

		3,097,669

TOTAL PARTICIPATORY NOTES (cost $16,103,966)		12,529,641

RIGHTS(l)*
Nigeria
Stanbic IBTC Holdings PLC(g) (cost $0)	75,821	—

WARRANTS(l)*
Malaysia
WCT Holdings Bhd, expiring 08/27/20 (cost $0)	41,766	1,283

TOTAL LONG-TERM INVESTMENTS (cost $563,942,890)		416,738,897

	Shares
SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,310,353; includes $6,758,663 of cash collateral for securities on loan)(b)(w)	7,310,353	7,310,353

TOTAL INVESTMENTS — 100.5% (cost $571,253,243)		424,049,250
Liabilities in excess of other assets — (0.5)%		(2,009,698)

NET ASSETS — 100.0%		$422,039,552

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,364,627; cash collateral of $6,758,663 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid. (l) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,729,516	$—	$—
Bahrain	1,475,421	1,540,253	—
Botswana	1,460,492	1,526,948	549,600
Brazil	15,103,076	—	—
Bulgaria	779,916	248,382	1,125
Chile	12,713,534	—	—
China	3,886,562	30,309,811	1,388,672
Colombia	5,318,260	—	—
Croatia	2,315,205	119,525	33,333
Czech Republic	684,481	5,497,491	—
Egypt	393,776	—	—
Estonia	2,164,728	886,094	—
Ghana	1,433,475	—	338,416
Greece	829,884	4,996,639	—
Hong Kong	—	1,306,182	—
Hungary	—	7,419,802	—
India	4,683,308	19,549,411	—
Indonesia	—	11,410,261	9,460
Jordan	1,612,705	1,707,133	—
Kazakhstan	2,081,260	—	—
Kenya	1,271,832	1,944,694	—
Kuwait	1,756,557	4,521,867	—
Latvia	309,487	450,287	—
Lebanon	576,550	—	626,934
Lithuania	645,423	384,154	—
Luxembourg	349,444	—	—
Malaysia	1,140,783	11,091,169	—
Mauritius	904,107	2,239,676	—
Mexico	25,581,617	—	—
Monaco	294,649	—	—
Morocco	2,560,213	87,106	462,672
Netherlands	315,100	—	—
Nigeria	1,383,442	1,655,700	—
Oman	210,482	2,938,602	—
Pakistan	2,022,582	1,092,872	—
Panama	1,018,899	—	—
Peru	6,496,524	—	—
Philippines	947,271	11,646,248	—
Poland	1,478,758	10,835,430	—
Qatar	568,642	5,782,035	—
Romania	1,833,067	1,180,604	—
Russia	16,203,140	7,526,253	—
Slovenia	1,857,364	1,228,601	11
South Africa	1,204,943	22,507,446	—
South Korea	805,231	23,247,379	—
Sri Lanka	1,101,738	1,913,374	195,758
Taiwan	—	23,803,730	—
Thailand	10,564,196	2,145,110	—
Togo	154,284	—	—
Tunisia	1,114,853	202,612	—
Turkey	1,031,583	11,421,128	—
Ukraine	359,210	659,211	—
United Arab Emirates	1,070,751	5,085,269	169,708

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
United Kingdom	$173,996	$381,455	$—
Preferred Stocks
Brazil	8,611,069	—	—
Colombia	547,379	246,188	—
Croatia	639,483	—	—
Philippines	—	—	—
Russia	—	925,904	—
Togo	—	—	—
Participatory Notes
Egypt	—	5,922,168	—
Malaysia	—	—	—
Saudi Arabia	—	3,383,752	126,052
Vietnam	—	3,097,669	—
Rights
Nigeria	—	—	—
Warrants
Malaysia	1,283	—	—
Affiliated Money Market Mutual Fund	7,310,353	—	—

Total	$164,081,884	$256,065,625	$3,901,741

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Participatory Notes
Balance as of 12/31/14	$2,601,989	$—
Realized gain (loss)	(425,452)	—
Change in unrealized appreciation (depreciation)*	(1,308,580)	(71,742)
Purchases	227,834	—
Sales	(203,844)	—
Transfers into Level 3	5,180,896	197,794
Transfers out of Level 3	(2,297,154)	—

Balance as of 09/30/15	$3,775,689	$126,052

*	Of which, $(1,735,944) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Common Stock	$1,388,672	Discount pricing	Discretionary discount rate
Common Stock	2,387,017	State pricing	Unadjusted last trade price
Participatory Notes	126,052	Discount pricing	Discretionary discount rate

	$3,901,741

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$27,712,475	L1 to L2	Official Close to Model Price
Common Stocks	$19,312,221	L2 to L1	Model Price to Official Close

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Banks	16.7%
Oil, Gas & Consumable Fuels	8.9
Wireless Telecommunication Services	6.8
Metals & Mining	4.3
Diversified Telecommunication Services	3.9
Industrial Conglomerates	3.8
Food Products	3.6
Electric Utilities	3.3
Food & Staples Retailing	2.8
Construction Materials	2.8
Chemicals	2.4
Beverages	2.4
Pharmaceuticals	2.3
Independent Power & Renewable Electricity Producers	1.9
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	1.7
Transportation Infrastructure	1.7
Real Estate Management & Development	1.6
Construction & Engineering	1.5
Internet Software & Services	1.5
Automobiles	1.5
Diversified Financial Services	1.5
Hotels, Restaurants & Leisure	1.5
Insurance	1.4
Electronic Equipment, Instruments & Components	1.3
IT Services	1.2
Media	1.1
Health Care Providers & Services	1.1
Semiconductors & Semiconductor Equipment	1.0
Multiline Retail	1.0
Tobacco	1.0
Technology Hardware, Storage & Peripherals	0.9
Airlines	0.8

Marine	0.8%
Textiles, Apparel & Luxury Goods	0.8
Machinery	0.7
Specialty Retail	0.7
Household Durables	0.7
Household Products	0.6
Consumer Finance	0.5
Paper & Forest Products	0.5
Auto Components	0.5
Electrical Equipment	0.4
Trading Companies & Distributors	0.4
Personal Products	0.4
Capital Markets	0.4
Gas Utilities	0.4
Water Utilities	0.4
Diversified Consumer Services	0.3
Software	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.2
Aerospace & Defense	0.2
Real Estate Investment Trusts (REITs)	0.2
Communications Equipment	0.2
Energy Equipment & Services	0.2
Multi-Utilities	0.2
Building Products	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Health Care Equipment & Supplies	0.2
Leisure Products	0.1
Distributors	0.1
Road & Rail	0.1
Life Sciences Tools & Services	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.6%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	42,580,380	$430,487,644
AST AQR Emerging Markets Equity Portfolio*	500,797	4,231,735
AST AQR Large-Cap Portfolio*	28,758,485	368,108,611
AST Blackrock / Loomis Sayles Bond*	14,146,975	178,534,821
AST Blackrock Low Duration Bond Portfolio*	10,836,318	113,022,796
AST Boston Partners Large-Cap Value Portfolio*	4,749,460	78,888,528
AST ClearBridge Dividend Growth Portfolio*	6,487,685	79,344,393
AST Goldman Sachs Global Income Portfolio*	28,366,661	286,786,944
AST Goldman Sachs Large-Cap Value Portfolio*	3,248,879	77,778,159
AST Goldman Sachs Mid-Cap Growth Portfolio*	901,791	6,429,772
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	32,902,258
AST Goldman Sachs Strategic Income Portfolio*	18,330,802	175,792,390
AST Herndon Large-Cap Value Portfolio*	4,889,600	58,088,445
AST High Yield Portfolio*	29,338,426	242,922,165
AST International Growth Portfolio*	12,765,384	164,801,101
AST International Value Portfolio*	9,954,754	164,950,270
AST Jennison Large-Cap Growth Portfolio*	4,769,168	102,107,877
AST Large-Cap Value Portfolio*	3,825,984	77,782,246
AST Loomis Sayles Large-Cap Growth Portfolio*	3,695,974	119,269,094
AST Lord Abbett Core Fixed Income Portfolio*	14,848,682	178,332,666
AST MFS Growth Portfolio*	5,928,373	97,166,038
AST MFS Large-Cap Value Portfolio*	4,252,831	60,815,490
AST Mid-Cap Value Portfolio*	368,866	6,960,502
AST Money Market Portfolio*	86,979,481	86,979,481
AST Neuberger Berman Mid-Cap Growth Portfolio*	200,751	7,058,406
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	269,861	6,876,057
AST Parametric Emerging Markets Equity Portfolio*	522,706	3,779,165
AST Prudential Core Bond Portfolio*	101,644,137	1,146,545,871
AST QMA Emerging Markets Equity Portfolio*	282,323	2,278,345
AST QMA International Core Equity Portfolio*	8,402,610	81,925,444
AST QMA Large-Cap Portfolio*	28,152,420	364,855,368
AST Small-Cap Growth Opportunities Portfolio*	2,480,284	34,451,140
AST Small-Cap Growth Portfolio*	1,135,951	35,577,994
AST Small-Cap Value Portfolio*	2,062,899	40,927,908
AST T. Rowe Price Equity Income Portfolio*	3,318,377	38,692,281
AST T. Rowe Price Large-Cap Growth Portfolio*	3,541,748	79,618,492

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST T. Rowe Price Natural Resources Portfolio*	163,964	$2,718,522
AST Templeton Global Bond Portfolio*	131,706	1,336,817
AST Wellington Global Bond Portfolio*	35,449,512	359,103,556
AST Western Asset Core Plus Bond Portfolio*	71,906,985	822,615,905
AST Western Asset Emerging Markets Debt Portfolio*	6,005,084	55,907,334

TOTAL LONG-TERM INVESTMENTS (cost $5,843,944,765)(w)		6,276,752,031

SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $532,899,134)(w)	532,899,134	532,899,134

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $16,684,998)
0.210%	03/03/16	16,700	16,698,130

TOTAL SHORT-TERM INVESTMENTS (cost $549,584,132)			549,597,264

TOTAL INVESTMENTS — 99.6% (cost $6,393,528,897)			6,826,349,295
Other assets in excess of liabilities(x) — 0.4%			24,825,867

NET ASSETS — 100.0%			$6,851,175,162

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
515	2 Year U.S. Treasury Notes	Dec. 2015	$112,810,241	$112,801,094	$(9,147)
1,403	10 Year U.S. Treasury Notes	Dec. 2015	180,494,545	180,614,328	119,783
158	CAC40 10 Euro	Oct. 2015	7,973,003	7,859,129	(113,874)
29	DAX Index.	Dec. 2015	8,188,433	7,825,347	(363,086)
655	Euro STOXX 50	Dec. 2015	23,183,874	22,623,054	(560,820)
44	FTSE 100 Index.	Dec. 2015	4,032,532	4,005,960	(26,572)
94	Russell 2000 Mini Index	Dec. 2015	10,848,540	10,301,460	(547,080)
1,005	S&P 500 E-Mini	Dec. 2015	97,683,488	95,912,175	(1,771,313)
39	S&P 500 Index	Dec. 2015	19,015,913	18,609,825	(406,088)
101	TOPIX Index	Dec. 2015	12,267,082	11,883,591	(383,491)

					$(4,061,688)

(1) U.S. Treasury securities with a combined market value of $16,698,130 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,276,752,031	$—	$—
U.S. Treasury Obligation	—	16,698,130	—
Affiliated Money Market Mutual Fund	532,899,134	—	—
Other Financial Instruments*
Financial Futures Contracts	(4,061,688)	—	—

Total	$6,805,589,477	$16,698,130	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$(4,172,324)
Interest rate contracts	110,636

Total	$(4,061,688)

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.9%

ASSET-BACKED SECURITIES — 24.0%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.555%	(c)	04/25/19	773	$767,514

Collateralized Loan Obligations — 9.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467%	(c)	04/20/25	14,150	14,037,550
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.827%	(c)	07/20/26	8,000	7,952,895
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.476%	(c)	07/13/25	12,700	12,597,723
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,342,219
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.794%	(c)	04/28/26	11,650	11,572,712
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.544%	(c)	04/28/26	3,100	3,085,441
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889%	(c)	10/15/26	8,750	8,712,826
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.389%	(c)	04/15/25	5,500	5,443,600
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.765%	(c)	08/28/25	4,000	3,987,465
Arrowpoint CLO Ltd (Cayman Islands), Series 2015-4A, Class A, 144A	1.837%	(c)	04/18/27	3,750	3,722,254
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.839%	(c)	10/15/26	8,750	8,739,067
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	1.821%	(c)	02/17/26	1,000	993,566
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829%	(c)	10/15/26	4,500	4,472,272
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.689%	(c)	10/15/26	750	746,343
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	2.026%	(c)	11/16/22	3,250	3,222,696
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.387%	(c)	04/20/25	4,500	4,453,780
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.695%	(c)	10/22/25	7,500	7,485,578
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.789%	(c)	04/17/26	7,150	7,102,783
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.439%	(c)	04/17/26	2,000	1,984,898
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,967,167
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889%	(c)	10/17/26	9,250	9,210,212
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489%	(c)	07/15/24	12,200	12,103,771
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439%	(c)	04/17/25	11,900	11,795,813
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.755%	(c)	07/27/26	7,500	7,482,084
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.797%	(c)	10/18/26	5,000	4,985,284
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739%	(c)	07/15/26	2,450	2,427,564

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.757%	(c)	01/20/26		14,800	$14,691,520
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.754%	(c)	05/05/27		3,500	3,474,367
ICG US CLO (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27		3,750	3,746,495
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.910%	(c)	05/15/26		5,450	5,452,199
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,501,699
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.839%	(c)	07/15/26		5,750	5,743,123
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.228%	(c)	01/31/22	EUR	285	317,762
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715%	(c)	07/25/26		7,500	7,487,795
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.737%	(c)	01/18/27		2,000	1,998,214
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.699%	(c)	10/15/26		750	737,736
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.445%	(c)	07/22/25		3,500	3,466,945
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(c)	07/20/27		14,500	14,468,776
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.809%	(c)	04/15/26		13,050	13,054,886
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.855%	(c)	10/25/26		9,000	8,949,139
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		600	584,314
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.768%	(c)	07/17/26		1,250	1,248,088
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.438%	(c)	07/17/26		1,000	994,120
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339%	(c)	04/15/25		18,150	17,830,344
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.739%	(c)	10/15/26		6,750	6,721,461
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.970%	(c)	08/17/22		2,000	2,004,623
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.987%	(c)	10/20/23		2,150	2,144,888
Sound Point CLO IX Ltd (Cayman Islands), Series 2015-2A, Class A, 144A	1.985%	(c)	07/20/27		10,750	10,704,863
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.647%	(c)	10/20/26		5,250	5,178,387
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		4,850	4,863,783
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%	(c)	04/20/27		1,000	999,565
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.787%	(c)	04/20/26		6,450	6,406,285
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26		2,000	1,973,428

						311,372,368

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21		26,200	$26,426,263
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.030	%(c)	09/26/45		4,290	4,244,317
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.694	%(c)	02/25/25		4,537	4,547,323
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5, RegS	0.097	%(c)	12/20/54	EUR	2,052	2,285,325
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.296	%(c)	12/20/54		603	599,110
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3B1, RegS	0.237	%(c)	12/20/54	EUR	11,200	12,373,339
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 4A1	0.297	%(c)	12/17/54		3,089	3,072,879
Hertz, Series 2015-1A, Class A, Private Placement	2.730%		03/25/21		21,000	20,842,500
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		5,600	5,587,310
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		1,175	1,178,981
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		13,040	13,177,559
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		556	570,166

						94,905,072

Residential Mortgage-Backed Securities — 11.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.244	%(c)	12/25/33		474	447,575
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.834	%(c)	05/25/34		1,261	1,184,823
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.974	%(c)	04/25/34		2,003	1,898,386
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.794	%(c)	02/25/34		278	265,011
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.544	%(c)	02/25/33		1,608	1,520,002
Argent Securities, Inc., Series 2003-W10, Class M1	1.274	%(c)	01/25/34		2,275	2,103,696
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.974	%(c)	10/25/34		1,432	1,390,147
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.019	%(c)	08/25/33		862	829,791
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.894	%(c)	06/25/34		806	751,140
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.732	%(c)	01/15/33		724	734,933
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.182	%(c)	12/15/33		1,218	1,167,861
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.019	%(c)	04/25/34		5,306	4,980,003
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.004	%(c)	06/25/34		3,211	3,004,385

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.094	%(c)	08/25/34	3,226	$3,117,082
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.384	%(c)	03/27/36	9,248	8,758,711
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.324	%(c)	02/27/37	4,627	4,347,960
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.364	%(c)	05/28/36	5,076	4,809,708
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(c)	07/28/35	14,411	14,464,033
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.214	%(c)	06/25/34	3,014	2,728,116
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.694	%(c)	03/25/43	1,157	1,130,542
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.049	%(c)	07/25/34	3,024	2,880,328
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.684	%(c)	07/25/35	2,351	2,300,973
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.574	%(c)	06/25/36	2,084	2,036,415
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	1.019	%(c)	10/25/34	3,439	3,436,430
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%		03/25/35	1,469	1,508,810
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.944	%(c)	02/25/34	4,249	4,058,390
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.244	%(c)	11/25/34	2,046	1,938,653
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.874	%(c)	06/25/33	1,443	1,397,492
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	365	366,530
CSMC, Series 2015-3R, Class 10A1, 144A	2.199	%(c)	10/29/47	17,919	17,955,515
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	0.674	%(c)	01/25/34	3,875	3,546,096
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.094	%(c)	12/25/34	3,000	2,913,294
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.334	%(c)	01/26/37	8,683	8,307,311
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.334	%(c)	01/26/37	2,500	1,967,155
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.334	%(c)	10/26/36	9,260	8,701,593
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.334	%(c)	10/26/36	2,025	1,439,756
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.339	%(c)	03/26/37	10,558	9,959,970
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.339	%(c)	03/26/37	2,100	1,592,830
Home Equity Asset Trust, Series 2003-4, Class M1	1.394	%(c)	10/25/33	1,120	1,071,295
Home Equity Asset Trust, Series 2003-6, Class M1	1.244	%(c)	02/25/34	3,089	2,917,252
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.534	%(c)	04/25/36	3,230	3,172,290
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.526	%(c)	07/20/36	3,560	3,426,066

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.193	%(c)	12/01/21	5,667	$5,638,680
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.193	%(c)	01/01/20	16,081	16,062,932
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.193	%(c)	01/01/20	16,462	16,353,984
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.193	%(c)	03/01/20	12,986	12,889,087
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.193	%(c)	04/01/20	11,355	11,219,612
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.193	%(c)	04/01/20	6,161	6,142,337
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.193	%(c)	05/01/20	24,967	24,751,779
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.193	%(c)	07/01/20	4,859	4,791,867
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.193	%(c)	08/01/20	14,239	14,068,876
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.289	%(c)	09/25/34	2,355	2,338,701
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.894	%(c)	09/25/34	858	799,414
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.094	%(c)	04/25/34	2,838	2,653,461
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.914	%(c)	12/25/34	4,531	4,140,758
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.669	%(c)	06/25/34	1,205	1,212,230
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.039	%(c)	01/25/35	1,339	1,313,480
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.394	%(c)	06/25/33	517	503,341
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.214	%(c)	10/25/33	270	254,921
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.934	%(c)	01/25/34	1,566	1,511,352
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.049	%(c)	03/25/34	5,795	5,484,591
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.094	%(c)	05/25/34	3,225	3,063,565
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.124	%(c)	06/25/34	2,455	2,374,153
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.769	%(c)	11/25/32	1,125	1,074,010
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	0.664	%(c)	08/25/35	4,350	4,198,694
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.134	%(c)	06/25/33	603	575,482
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.834	%(c)	08/25/33	1,433	1,355,179
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.034	%(c)	02/25/33	1,463	1,361,385
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.094	%(c)	01/25/34	7,311	6,807,523
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.694	%(c)	12/25/33	645	613,370

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust, Series 2004-1, Class A	0.734	%(c)	03/25/35		405	$369,236
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.959	%(c)	02/25/34		5,193	4,877,374
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.994	%(c)	02/25/34		16,442	15,775,294
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.994	%(c)	07/25/34		10,685	10,067,616
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.034	%(c)	08/25/34		1,565	1,532,871
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.194	%(c)	09/25/34		7,741	7,511,082
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.094	%(c)	01/25/35		436	429,187
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.134	%(c)	09/25/34		4,577	4,421,484
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		14,711	14,689,464
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		5,839	5,818,573
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500	%(c)	03/25/55		7,279	7,250,948
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55		14,216	14,096,747
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45		9,869	9,849,472

						396,772,461

TOTAL ASSET-BACKED SECURITIES (cost $793,645,751)						803,817,415

BANK LOANS(c) — 2.7%

Automotive — 0.2%
Chrysler Group LLC, Term Loan B	3.500%		05/24/17		5,443	5,422,175
Schaffler AG (Germany), Term Loan B	4.250%		05/15/20		1,019	1,017,957

						6,440,132

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%		02/14/19		4,342	4,302,994
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21		1,452	1,431,368
Virgin Media Investments Holdings Ltd. (United Kingdom), Term Loan F	3.500%		06/30/23		2,020	1,988,943

						7,723,305

Capital Goods — 0.1%
AECOM Tech Corp., Term Loan B	3.750%		10/15/21		1,036	1,037,486
OGF SA (France), Term Loan B2, Private Placement	3.750%		10/30/20	EUR	28	30,793
RAC Ltd. (United Kingdom), Term Loan B	5.338%		12/10/21	GBP	1,712	2,588,295

						3,656,574

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.500%		11/04/20	EUR	2,931	3,282,087

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)
Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.250%	08/30/20	EUR	1,534	$1,711,454
CeramTec GmbH (Germany), Term Loan B2	4.250%	08/30/20	EUR	466	520,564

					2,232,018

Electric — 0.1%
Calpine Corp., Term Loan B3	4.000%	10/09/19		4,659	4,646,959

Energy - Other — 0.1%
Western Refining, Inc., Term Loan B	4.250%	11/12/20		3,952	3,917,579

Foods — 0.2%
ARAMARK Corp., U.S. Term Loan E	3.250%	09/07/19		1,716	1,712,712
BC Unlimited Liability Co. (Canada), Term Loan B2	3.750%	12/10/21		4,302	4,289,696

					6,002,408

Gaming — 0.1%
MGM Resorts International, Term Loan A	3.095%	12/20/17		2,504	2,482,902

Healthcare & Pharmaceutical — 0.6%
Capsugel Holdings U.S., Inc., Term Loan	3.500%	08/01/18		3,766	3,751,704
CHS/Community Health Systems, Inc., Term Loan F	3.575%	12/31/18		1,519	1,516,162
CHS/Community Health Systems, Inc., Term Loan G	3.750%	12/31/19		543	541,713
CHS/Community Health Systems, Inc., Term Loan H	4.000%	01/27/21		998	996,737
Grifols SA, Term Loan B	3.326%	02/26/21		3,088	3,084,212
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%	03/19/21		3,010	2,961,949
RPI Finance Trust, Term Loan B4	3.500%	11/09/20		3,362	3,350,627
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan	3.750%	08/05/20		3,000	2,952,501
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	4.000%	04/01/22		1,990	1,966,618

					21,122,223

Lodging — 0.1%
Hilton Worldwide Finance LLC, Term Loan B	3.500%	10/26/20		5,028	5,020,619

Non-Captive Finance — 0.1%
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%	11/29/19	GBP	2,300	3,475,931

Packaging — 0.1%
Berry Plastics Group, Inc., Term Loan E	3.750%	01/06/21		2,271	2,254,871

Restaurants — 0.1%
Albertsons Holdings LLC, Term Loan B3	5.000%	08/26/19		3,575	3,573,537

Retailers — 0.1%
Douglas Holding AG (Germany), Term Loan B	6.000%	08/13/22	EUR	1,000	1,117,406
Staples, Inc., Term Loan B	3.500%	02/28/22		1,705	1,697,114

					2,814,520

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Technology — 0.4%
Avago Technologies Finance Pte Ltd.
(Luxembourg), Term Loan B	3.750%		05/06/21	1,823	$1,820,616
First Data Corp., Term Loan B1	3.827%		09/24/18	2,800	2,774,918
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%		02/28/20	1,706	1,703,546
Interactive Data Corp., Term Loan B	4.750%		05/03/21	3,710	3,698,665
Transunion LLC, Term Loan B2	3.500%		04/09/21	2,216	2,194,088

					12,191,833

TOTAL BANK LOANS (cost $92,047,392)					90,837,498

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378	%(c)	09/10/45	3,855	3,861,141
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.948	%(c)	05/10/45	8,170	8,248,244
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,600	2,650,198
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733	%(c)	04/10/49	4,781	5,015,078
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	3,374	3,578,208
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50	2,095	2,095,735
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899	%(c)	12/10/49	8,775	9,266,207
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.349	%(c)	12/10/49	2,739	2,924,625
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	9,000	9,078,057
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	10,217,652
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	11,112	11,424,003
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	22,600	23,295,651
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	186	186,635
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	1,255	1,295,820
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	4,061	4,175,220
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.943	%(c)	06/10/46	207	211,809
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,990,516
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,767,958
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	6,972	7,213,440
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	17,397,477
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	16,005,881
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,164,584

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	$15,002,250
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,688,509
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.998	%(c)	06/15/38	3,995	4,086,091
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.650	%(c)	02/15/39	2,840	2,857,915
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,193,006
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.805	%(c)	06/25/20	35,019	2,044,606
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.593	%(c)	05/25/22	47,737	3,742,521
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.629	%(c)	06/25/22	25,945	2,115,564
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.012	%(c)	09/25/22	41,502	2,062,393
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.020	%(c)	10/25/22	33,863	1,730,660
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(c)	07/25/23	10,000	10,430,290
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.726	%(c)	08/25/16	14,903	121,923
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.904	%(c)	05/25/19	36,826	2,001,533
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.824	%(c)	07/25/19	36,567	1,944,245
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.371	%(c)	02/25/32	30,958	5,924,748
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238	%(c)	11/10/45	2,144	2,144,331
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	772,919
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,206,392
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,262,304
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,630,032
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882	%(c)	02/15/51	9,687	10,187,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	4,988	5,105,857
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,986,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,622,032
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865	%(c)	05/12/39	2,025	2,063,690
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.698	%(c)	02/12/39	930	938,975
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	14,166	14,581,442
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,033,530
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	5,023,085

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	$13,678,472
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	17,800	18,277,111
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.890	%(c)	10/15/42	1,289	1,291,820
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	880	914,043
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	3,020,244
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,735,782
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,355,001
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(c)	01/15/45	1,085	1,090,071
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(c)	07/15/45	10,112	10,299,395
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	6,951	7,190,001
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	3,465	3,563,365
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	8,673,910
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.901	%(c)	06/15/49	3,821	4,033,454
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.150	%(c)	02/15/51	6,875	7,182,783
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	19,272	20,269,494
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,748,126
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	14,723,715

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $499,449,131)					491,616,312

CORPORATE BONDS — 32.7%

Aerospace & Defense
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.150%		05/15/45	844	818,934

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	1,075	1,050,300
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	611	977,009
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	1,383	2,235,481
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	7,440	7,436,317
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	2,500	2,706,355
Reynolds American, Inc., Gtd. Notes, 144A	7.000%		08/04/41	1,350	1,559,264

					15,964,726

Airlines — 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		04/11/24	4,643	4,759,123
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,152	1,172,489

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19	2,278	$2,414,331

					8,345,943

Auto Manufacturers — 1.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	4,800	4,806,941
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,250	3,986,712
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	9,135	9,145,231
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	10,200	10,095,460
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	4,620	4,380,716
General Motors Co., Sr. Unsec’d. Notes(a)	4.875%		10/02/23	3,640	3,691,641
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	5,547,076
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	670	683,085

					42,336,862

Auto Parts & Equipment — 0.2%
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%		12/15/24	1,000	962,500
Lear Corp., Gtd. Notes	5.250%		01/15/25	6,325	6,198,500

					7,161,000

Banks — 10.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	5,592,910
Australia & New Zealand Banking Group Ltd. (Australia), Sec’d. Notes, 144A	0.894	%(c)	10/06/15	36,000	36,000,468
Bank of America Corp., Jr. Sub. Notes(a)	5.125	%(c)	12/31/49	4,145	4,046,556
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	15,660	17,862,234
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,112,586
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	8,970	9,061,135
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	1,245	1,293,543
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,335	2,572,894
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	12,280	11,946,414
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%		05/15/24	1,370	1,384,959
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.750%		11/08/19	5,795	5,832,633
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,995	3,967,434
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,181,580
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	4,000	4,100,000
CITIC Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	2,600	2,944,887
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49	5,575	5,498,344
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	4,480	4,619,628
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,235,716
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	10,500	12,677,248
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	4,950	4,901,945
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,535	2,637,690
Credit Suisse Group Funding Guernsey Ltd.
(Switzerland), Gtd. Notes, 144A	3.800%		09/15/22	4,125	4,120,293
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,091,226
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/31/49	7,490	7,316,794
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	11,590	12,925,643
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,330,712

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	2,675	$2,711,664
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,666,360
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36	2,330	2,755,302
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/02/18	4,625	4,673,544
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		04/07/16	1,000	1,002,056
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		11/19/15	1,000	1,000,540
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(c)	12/31/49	7,950	7,810,875
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49	4,350	4,518,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,251,638
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	5,790	6,239,727
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,171,236
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	6.300%		04/23/19	6,400	7,276,915
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,750	3,761,246
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	6,680	6,763,413
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(a)	5.800%		01/13/20	6,010	6,866,521
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	5,340	5,469,410
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	2,975	2,928,917
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.375%		07/24/42	1,280	1,572,726
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	5.500%		07/28/21	7,000	7,910,833
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	12,600	14,076,153
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,901,805
PNC Bank NA, Sub. Notes	2.950%		01/30/23	6,825	6,675,874
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	790,012
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,673,568
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49	5,265	5,265,000
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,280	1,288,663
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	6,720	6,667,900
US Bancorp, Sub. Notes, MTN(a)	2.950%		07/15/22	2,090	2,079,253
Wells Fargo & Co., Sub. Notes(a)	5.606%		01/15/44	2,700	3,020,404
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	5,085	5,285,715
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	4,110	4,047,906

					343,379,210

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	4.400%		05/01/45	2,510	2,304,587
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/43	4,105	4,376,652
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	695	784,676

					7,465,915

Building Materials — 0.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,080,875: purchased 10/27/14-02/11/15)(f)(g)	5.375%		11/15/24	5,015	4,952,312
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,599,786; purchased 11/21/14)(f)(g)	6.750%		05/01/21	1,483	1,579,395

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	3,000	$3,224,100

					9,755,807

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	7,350	7,591,514
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%		04/15/18	1,010	1,017,575
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	2,105	2,043,730
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	4,675	4,519,075
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	5.250%		11/15/41	3,800	3,736,684
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	9,965	9,727,614
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	250	282,523
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	870	753,720
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	1,305	1,374,910
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	4,260	4,488,136

					35,535,481

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%		06/01/34	1,025	1,229,031
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%		10/15/37	2,050	2,549,241
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		07/15/25	935	874,225
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	3,000	3,150,000
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	6,300	6,678,000

					14,480,497

Computers — 0.4%
Hewlett Packard Enterprise Co, Gtd. Notes, 144A	2.450%		10/05/17	10,125	10,119,330
Hewlett Packard Enterprise Co, Gtd. Notes, 144A	2.850%		10/05/18	1,895	1,892,574

					12,011,904

Distribution/Wholesale — 0.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $2,674,331; purchased 08/06/14)(f)(g)	9.500%		12/01/16	2,515	2,533,862

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	650	649,188
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	4.625%		07/01/22	1,845	1,838,081
American Express Co., Jr. Sub. Notes(a)	5.200	%(c)	12/31/49	2,290	2,267,787
American Express Co., Sr. Unsec’d. Notes(a)	7.000%		03/19/18	610	685,333
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	6,600	6,419,576
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	4,895	4,740,553
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	2,362	2,339,412
General Electric Capital Corp., Gtd. Notes, GMTN	6.875%		01/10/39	6,880	9,632,798
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	4,540	5,661,734
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34	989	986,727
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750	%(c)	03/15/17	1,500	1,612,500
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,975	1,875,014

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,140	$955,662
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	2,195	2,271,825
Onemain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	2,010	2,040,150

				43,976,340

Electric — 1.4%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	650	674,375
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	1,105	1,030,412
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	1,205	1,126,675
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	2,110	2,737,890
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	1,350	1,375,480
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	6,780	6,796,950
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	2,320	2,340,300
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	3,475	3,509,750
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	2,848,244
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	880,983
Florida Power & Light Co., First Mortgage Bonds	4.125%	02/01/42	1,350	1,363,694
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	2,460	2,544,501
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	3,975	4,173,750
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	5,000	5,135,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.300%	03/15/45	1,735	1,720,617
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%	12/15/41	3,200	3,254,829
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	3,015	2,801,357
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,092,064
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,020,220

				46,427,091

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22	2,000	1,945,000

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	917,800
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,656,791; purchased 10/22/12)(f)(g)	7.125%	06/26/42	1,425	780,188

				1,697,988

Entertainment — 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	700	701,750
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	5,880,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	3,000	3,037,500
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	4,120	4,360,320

				13,979,570

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	$2,256,562

Food Service — 0.1%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	2,400	2,494,500

Foods — 0.6%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	535	486,690
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,165,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)(g)	7.250%	06/01/21	2,990	3,102,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(f)(g)	8.250%	02/01/20	2,900	3,023,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,755,000; purchased 05/20/15)(f)(g)	5.750%	06/15/25	2,755	2,534,600
Kraft Foods Group, Inc., Gtd. Notes	6.125%	08/23/18	735	819,892
Kraft Heinz Foods Co, Gtd. Notes, 144A	5.000%	07/15/35	2,830	2,956,187
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,177,309

				20,265,053

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,589,917
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,490,726

				10,080,643

Gas
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,386,697
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	240	235,916

				1,622,613

Healthcare-Products — 0.2%
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	2,940	2,939,356
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	3,445	3,515,085

				6,454,441

Healthcare-Services — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	5,000	4,824,945
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	2,798,503
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	1,990,772
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	3,000	3,067,500
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	4,740	5,139,426
Fresenius Medical Care US Finance II, Inc.
(Germany), Gtd. Notes, 144A	4.125%	10/15/20	6,270	6,254,325
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,237,125
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,885	2,913,850
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,472,250
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	2,145,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	363,302
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	400,312

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,500	$2,355,422
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	3,360	3,445,777
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	439,408

					43,847,917

Home Builders — 0.2%
Standard Pacific Corp., Gtd. Notes	8.375%		05/15/18	5,750	6,468,750

Insurance — 1.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	4,500	5,000,400
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	460	462,627
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,630	1,600,495
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,700	1,921,015
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43	4,160	4,145,378
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(c)	12/29/49	935	965,388
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,801,540
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	1,410	1,563,636
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	3,782,368
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,269,932
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,109,585
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	5,079,572
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	751,782
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	150	183,750
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	1,040	1,117,346
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	3,620	4,219,686
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(c)	10/16/44	6,810	7,014,300
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	1,130	1,376,008
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,540,341
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	231,293
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	890	915,540
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,651,214

					52,703,196

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.125%		06/01/20	955	864,370

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,522,750
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250%		09/15/22	2,170	2,174,234
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	4,375	4,801,562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	3,625	3,108,438

					13,606,984

Machinery-Construction & Mining
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,750	1,776,250

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified — 0.2%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	4,000	$4,220,000
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,950	2,137,106

					6,357,106

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,390,901
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	5,170	5,467,792
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	8,500	8,861,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	7.000%		01/15/19	824	840,480
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.125%		05/01/23	3,150	2,903,985
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.375%		05/01/25	1,910	1,740,488
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	3,160	3,197,121
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	3,805	3,838,674
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	1,010	1,007,027
Comcast Corp., Gtd. Notes	6.450%		03/15/37	2,470	3,125,867
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	3,375	3,171,423
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	10,787	10,867,902
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,088	1,163,246
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	462	487,927
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	4,945	5,695,295
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	225	169,893
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	1,055	842,376
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,500	3,447,500

					58,219,147

Metals
Berau Capital Resources (Indonesia), RegS (original cost $2,877,250; purchased 02/04/12-03/07/12)(f)(g)	12.500%		07/08/49	2,535	887,250

Mining — 0.2%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050	%(c)	10/23/15	4,690	4,685,310
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	960	779,376
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	2,500	2,426,100

					7,890,786

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	2,390	2,384,025
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,756,875; purchased 06/22/15)(f)(g)	5.000%		03/15/22	2,750	2,708,750
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	2,000	2,100,000

					7,192,775

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	6,200	6,200,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(s)	10/10/36	7,000	$2,660,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,570	1,727,223
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%		09/15/42	2,350	1,861,990
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	1,980	2,053,929
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	2,295	2,178,556
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,513,604
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,640,687
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,108,065
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,269,292
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24	4,000	3,720,036
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	1,987,415
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	3,924,654
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,745	2,125,650
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,425	2,360,614
Phillips 66, Gtd. Notes	4.875%		11/15/44	2,310	2,210,534
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	2,175	2,373,319
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,381,000

					42,096,568

Oil & Gas Services — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,342,953
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	899,296

					5,242,249

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%		11/15/23	3,170	2,963,950
Ball Corp., Gtd. Notes(a)	5.250%		07/01/25	2,500	2,464,050
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%		08/15/23	1,270	1,277,938
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%		08/15/25	915	924,150
Rock Tenn Co., Gtd. Notes	4.450%		03/01/19	1,120	1,192,803
Rock-Tenn Co., Gtd. Notes	4.900%		03/01/22	1,250	1,356,371

					10,179,262

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	5,735	5,656,241
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	6,715	6,482,023
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	3,295	3,183,099
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	4,655	4,282,884
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	1,960	1,779,590
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%		09/15/37	1,020	1,318,407
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23	1,900	1,876,250
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%		02/15/21	4,400	4,752,176
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	1,260	1,257,712
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes(a)	3.650%		11/10/21	1,882	1,904,846

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		1,330	$1,266,825
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18		1,000	1,017,500
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43		420	376,311

					35,153,864

Pipelines — 0.8%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		9,053	8,771,017
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36		3,000	2,603,277
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,460,652
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25		2,800	2,568,471
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,648,298
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350%	05/15/45		2,010	1,633,455
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,765,381
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,017,233

					26,467,784

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15		1,520	1,527,296
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		405	416,271
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		510	563,629

					2,507,196

Retail — 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		2,330	2,444,801
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		2,950	3,171,111
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43		575	634,416
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,788,511
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		8,650	9,147,375
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		610	621,140

					17,807,354

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	3,462,323

Semiconductors — 0.3%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		4,000	4,180,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		4,000	4,160,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	5.625%	11/01/24		2,750	2,743,125

					11,083,125

Software — 0.3%
First Data Corp., Gtd. Notes	11.250%	01/15/21		4,000	4,370,000
First Data Corp., Gtd. Notes	12.625%	01/15/21		1,900	2,158,875
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		3,405	3,413,860

					9,942,735

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

CORPORATE BONDS (Continued)

Telecommunications — 2.0%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20		6,000	$6,315,000
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		1,450	1,326,483
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		2,475	2,267,835
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%		06/15/44		1,785	1,650,227
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		4,575	4,519,318
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41		850	862,544
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625	%(c)	12/15/30		1,960	2,922,695
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		2,900	3,248,000
CommScope Technologies Finance LLC, Sr. Sec’d. Notes, 144A	6.000%		06/15/25		2,970	2,849,359
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		1,560	1,524,900
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	1,800	2,182,294
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,936,049; purchased 11/15/11)(f)(g)	7.995%		06/01/36		1,960	2,021,858
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20		4,350	4,545,750
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A(a)	2.125%		05/01/18		2,075	2,083,821
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		3,900	3,432,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%		08/15/20		2,960	2,495,635
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		965	848,030
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55		7,509	6,466,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41		835	778,229
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54		11,074	10,078,935
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	2,520	3,850,848

						66,269,761

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		891	903,826

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42		1,510	1,446,267
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%		01/15/22		4,400	4,736,543

						6,182,810

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%		07/17/18		2,100	2,128,701

TOTAL CORPORATE BONDS (cost $1,104,323,138)						1,096,432,031

MUNICIPAL BONDS — 1.6%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%		01/01/41		2,500	2,928,375

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

MUNICIPAL BONDS (Continued)

California — 0.7%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	$8,362,555
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,773,806
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,044,689
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,010,048
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,445,291

				21,636,389

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,251,450

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,673,177

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,695,198

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	506,812

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,343,985
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,486,488
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,246,496

				6,076,969

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	2,000	2,553,800
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,595,273
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	1,874,738

				6,023,811

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,023,557

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	612,595

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission, Revenue
Bonds, Series B, BABs	5.511%	12/01/45		1,280	$1,485,952

					2,098,547

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42		1,270	1,345,425

TOTAL MUNICIPAL BONDS (cost $51,542,016)					52,259,710

NON-CORPORATE FOREIGN AGENCIES — 2.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		6,985	7,097,843
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		1,965	1,840,500
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		2,365	2,394,775
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%	03/26/20		1,525	1,520,739
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		3,820	3,897,790
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20		569	636,869
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15		2,500	2,507,275
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		5,968	6,587,180
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		7,930	8,596,120
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		2,025	2,094,846
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17		595	616,732
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		4,830	4,825,957
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		1,600	1,683,200
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		6,970	7,332,440
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19		950	1,046,235
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23		1,920	1,728,000
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		2,485	2,460,672
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		5,500	5,782,975
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		2,200	1,765,500
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		3,300	4,273,500
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19		3,000	2,996,307
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, RegS	4.500%	11/30/15	EUR	1,800	2,022,151
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,335	1,371,230

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $76,752,251)					75,078,836

SOVEREIGN BONDS — 4.3%
Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A, RegS	8.875%	12/01/24		2,000	2,986,264

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

SOVEREIGN BONDS (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	500	$480,485
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		2,250	2,103,750
Brazilian Government International Bond (Brazil), Unsec’d. Notes(a)	11.000%		06/26/17	EUR	6,200	7,689,987
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		2,915	3,272,088
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	4,094,352
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	1,150,000	8,074,588
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	700,000	5,839,522
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,383,525
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,128	2,429,103
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR	2,645	2,829,928
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.375%		07/30/25	EUR	2,000	2,058,778
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22		4,950	4,714,410
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		2,400	2,477,933
Italy Buoni Poliennali Del Tesoro (Italy), Sr. Unsec’d. Notes(h)	6.500%		11/01/27	EUR	7,450	12,282,423
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	300,000	2,598,008
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	300,000	2,584,004
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	12,784	14,577,186
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,007,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	1,000	1,850,238
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		2,330	2,254,275
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,600	2,804,750
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(s)	05/31/18		1,968	1,893,892
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%		05/03/16		600	622,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	1,900	2,177,889
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		2,500	2,649,050
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		2,800	2,966,936
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A, RegS	4.750%		06/14/19	EUR	7,835	10,027,063
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A, RegS	4.950%		10/25/23	EUR	900	1,216,446
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		1,000	1,052,996

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

SOVEREIGN BONDS (Continued)
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		3,340	$3,603,025
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		3,200	3,520,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		7,700	8,647,131
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		600	685,548
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%		04/05/16	EUR	2,200	2,505,394
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,158,400
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	7.000%		06/05/20		4,300	4,751,500
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	300	341,633

TOTAL SOVEREIGN BONDS (cost $151,807,487)						143,212,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29-03/01/30		3,498	3,575,111
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		4,288	4,474,652
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,535	1,603,930
Federal Home Loan Mortgage Corp.	3.500%		TBA		3,000	3,121,406
Federal Home Loan Mortgage Corp.	4.000%		11/01/40-01/01/44		15,807	16,881,319
Federal Home Loan Mortgage Corp.	4.000%		09/01/40		11,668	12,460,650
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41		8,957	9,720,701
Federal National Mortgage Assoc.	2.500%		04/01/28-09/01/28		1,900	1,948,895
Federal National Mortgage Assoc.	3.000%		07/01/43-11/01/43		16,523	16,793,781
Federal National Mortgage Assoc.	3.500%		05/01/42-09/01/42		59,444	62,173,569
Federal National Mortgage Assoc.	3.500%		TBA		92,500	96,285,992
Federal National Mortgage Assoc.	4.000%		09/01/40-12/01/43		6,026	6,439,385
Federal National Mortgage Assoc.(t)	4.000%		TBA		43,500	46,400,580
Federal National Mortgage Assoc.	4.000%		TBA		14,500	15,438,540
Federal National Mortgage Assoc.	4.500%		05/01/39-12/01/40		12,279	13,489,746
Government National Mortgage Assoc.	3.000%		TBA		18,000	18,368,087
Government National Mortgage Assoc.	3.500%		09/15/41-04/20/45		36,509	38,349,782
Government National Mortgage Assoc.(t)	3.500%		TBA		13,500	14,144,938
Government National Mortgage Assoc.	3.500%		TBA		27,000	28,227,641
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41		6,530	7,016,644
Government National Mortgage Assoc.	4.500%		05/20/40-12/20/40		13,008	14,155,451
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	2,200	3,917,761

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $431,868,958)						434,988,561

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds(a)(h)	3.000%		05/15/45		4,925	5,040,043
U.S. Treasury Notes	1.375%		09/30/20		84,580	84,560,208
U.S. Treasury Notes	1.750%		09/30/22		14,630	14,622,378
U.S. Treasury Notes	2.000%		08/15/25		1,785	1,775,564
U.S. Treasury Strip Principal(k)	2.351	%(s)	05/15/43		1,825	791,150
U.S. Treasury Strips Coupon(h)(k)	1.863	%(s)	05/15/22		7,060	6,247,825
U.S. Treasury Strips Coupon(a)(h)(k)	2.404	%(s)	08/15/21		24,945	22,542,522
U.S. Treasury Strips Coupon(h)	2.699	%(s)	05/15/26		22,700	17,746,542

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Principal(k)	3.024	%(s)	05/15/44	6,200	$2,607,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $154,059,388)					155,934,231

TOTAL LONG-TERM INVESTMENTS (cost $3,355,495,512)					$3,344,177,094

				Shares
SHORT-TERM INVESTMENTS — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $221,247,199; includes $98,078,832 of cash collateral for securities on loan)(b)(w)				221,247,199	221,247,199

				Notional
				Amount
	Counterparty			(000)#
OPTIONS PURCHASED*(j) — 0.2%
Call Options — 0.2%
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $130.50				19,200	27,000
expiring 10/23/15, Strike Price $126.00				7,700	215,359
expiring 10/23/15, Strike Price $126.50				7,700	179,266
expiring 10/23/15, Strike Price $127.00				7,700	144,375
expiring 10/23/15, Strike Price $127.50				3,800	55,813
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets			75,680	322,978
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets			85,200	1,277,787
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase			73,200	1,267,774
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase			73,200	73,025
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets			99,800	1,799,921
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets			51,490	566,655
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase			56,700	586,744
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase			34,400	540,783

					7,057,480

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.38				462,500	11,563
expiring 12/14/15, Strike Price $98.75				36,250	906
expiring 12/14/15, Strike Price $98.88				36,250	906
expiring 12/14/15, Strike Price $99.13				498,750	12,469

					25,844

TOTAL OPTIONS PURCHASED (cost $4,111,251)					7,083,324

TOTAL SHORT-TERM INVESTMENTS (cost $225,358,450)					228,330,523

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.7% (cost $3,580,853,962)					3,572,507,617

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value
OPTIONS WRITTEN*(j)
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/23/15, Strike Price $128.50		15,400	(120,312)
expiring 10/23/15, Strike Price $128.00		15,400	(168,437)
expiring 10/23/15, Strike Price $129.00		38,400	(204,000)
Interest Rate Swap Options,
Pay a fixed rate of 1.01% and receive a floating rate based on 3 Month LIBOR, expiring 11/09/15	JPMorgan Chase	85,200	(185,574)
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	146,400	(815,181)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	34,400	(343,075)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	56,700	(361,261)

			(2,197,840)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.00		145,000	(3,625)
expiring 12/14/15, Strike Price $99.25		888,750	(22,219)

			(25,844)

TOTAL OPTIONS WRITTEN (premiums received $1,457,721)			(2,223,684)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.7% (cost $3,579,396,241)			3,570,283,933
Liabilities in excess of other assets(x) — (6.7)%			(222,977,764)

NET ASSETS — 100.0%			$3,347,306,169

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,755,946; cash collateral of $98,078,832 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $39,563,293. The aggregate value of $35,538,280 is approximately 1.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $57,000,000 is approximately 1.7% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
9,315	5 Year U.S. Treasury Notes	Dec. 2015	$1,116,242,732	$1,122,603,047	$6,360,315
7,810	10 Year U.S. Treasury Notes	Dec. 2015	994,952,000	1,005,415,469	10,463,469
13	Euro-Bund	Dec. 2015	2,249,940	2,268,859	18,919
966	U.S. Ultra Treasury Bonds	Dec. 2015	154,524,046	154,952,438	428,392

					17,271,095

Short Position:
2,689	2 Year U.S. Treasury Notes	Dec. 2015	588,385,921	588,975,031	(589,110)

					$16,681,985

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(2) U.S. Treasury obligations with a combined market value of $6,646,650 and cash balance of $15,220,000 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/28/15	Barclays Capital Group	EUR	4,630	$5,235,621	$5,175,937	$(59,684)
Expiring 10/28/15	Barclays Capital Group	EUR	3,267	3,662,362	3,651,955	(10,407)
Expiring 10/28/15	Citigroup Global Markets	EUR	13,981	15,788,282	15,628,832	(159,450)
Mexican Peso,
Expiring 10/22/15	Credit Suisse First Boston Corp.	MXN	1,429	84,906	84,399	(507)
Turkish Lira,
Expiring 10/26/15	JPMorgan Chase	TRY	80,879	26,524,963	26,503,339	(21,624)

				$51,296,134	$51,044,462	$(251,672)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/16/15	Citigroup Global Markets	AUD	927	$687,786	$650,085	$37,701
British Pound,
Expiring 10/28/15	UBS AG	GBP	12,560	19,497,942	18,997,514	500,428
Euro,
Expiring 10/28/15	Bank Of America	EUR	2,682	3,018,854	2,998,407	20,447
Expiring 10/28/15	JPMorgan Chase	EUR	33,478	36,794,667	37,425,062	(630,395)
Hungarian Forint,
Expiring 10/22/15	Citigroup Global Markets	HUF	325,615	1,141,703	1,160,301	(18,598)
Japanese Yen,
Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	240,202	1,941,704	2,002,958	(61,254)
Mexican Peso,
Expiring 10/22/15	Citigroup Global Markets	MXN	11,730	728,748	692,567	36,181
Polish Zloty,
Expiring 10/23/15	Barclays Capital Group	PLN	4,764	1,254,337	1,252,801	1,536
Swiss Franc,
Expiring 10/28/15	JPMorgan Chase	CHF	409	426,901	420,144	6,757
Turkish Lira,
Expiring 10/26/15	Citigroup Global Markets	TRY	78,579	28,225,163	25,749,606	2,475,557
Expiring 10/26/15	Citigroup Global Markets	TRY	3,395	1,192,900	1,112,373	80,527

				$94,910,705	$92,461,818	$2,448,887

						$2,197,215

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
	3,425	10/02/18	1.080%	3 Month U.S. CPI Urban Consumers NAS(2)	$3,822	$—	$3,822	JPMorgan Chase
	18,565	11/15/19	1.334%	3 Month LIBOR (2)	(163,457)	—	(163,457)	Citigroup Global Markets
	7,850	08/28/20	1.408%	3 Month U.S. CPI Urban Consumers NAS(2)	(34,127)	—	(34,127)	JPMorgan Chase
	10,270	10/01/20	1.290%	3 Month U.S. CPI Urban Consumers NAS(2)	16,795	—	16,795	JPMorgan Chase
AUD	2,090	12/19/32	4.423%	6 Month Australian Bank Bill(1)	252,389	—	252,389	Barclays Capital Group
AUD	590	12/20/32	4.420%	6 Month Australian Bank Bill(1)	70,780	—	70,780	Citigroup Global Markets
CLP	1,390,000	02/25/20	3.910%	Sinacofi Chile Interbank Rate(1)	(39,956)	—	(39,956)	JPMorgan Chase
COP	415,000	02/13/20	5.050%	1 Day COLIBOR OIS(1)	(6,169)	—	(6,169)	Deutsche Bank AG
COP	1,590,000	04/17/20	5.050%	1 Day COLIBOR OIS(1)	(24,876)	—	(24,876)	Deutsche Bank AG
COP	3,140,000	04/10/25	6.020%	1 Day COLIBOR OIS(1)	(92,512)	—	(92,512)	JPMorgan Chase
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	257,209	—	257,209	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	136,124	—	136,124	Deutsche Bank AG
MXN	18,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(65,337)	—	(65,337)	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	35,494	—	35,494	Hong Kong & Shanghai Bank

					$346,179	$—	$346,179

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
300,000	10/28/15	0.178%	1 Day Overnight Fed Funds Effective Rate(2)	$ 420	$ (14,531)	$ (14,951)
282,600	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(2)	221	(43,159)	(43,380)
241,300	10/28/15	0.282%	1 Day Overnight Fed Funds Effective Rate(2)	210	(38,088)	(38,298)
350,000	01/27/16	0.287%	1 Day Overnight Fed Funds Effective Rate(2)	938	(22,698)	(23,636)
125,000	08/21/17	1.250%	3 Month LIBOR(1)	462	1,215,015	1,214,553
74,800	02/28/19	1.806%	3 Month LIBOR(2)	89,543	(1,808,656)	(1,898,199)
20,950	02/28/19	1.625%	3 Month LIBOR(2)	244	(378,897)	(379,141)
15,300	11/06/19	1.753%	3 Month LIBOR(2)	23,169	(319,471)	(342,640)
20,070	12/02/19	1.639%	3 Month LIBOR(2)	240	(320,779)	(321,019)
25,460	03/11/20	1.824%	3 Month LIBOR(2)	253	(588,070)	(588,323)
34,370	09/04/20	1.585%	3 Month LIBOR(2)	289	(330,424)	(330,713)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.):
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	$341	$(1,347,330)	$(1,347,671)
	867,400	12/31/21	1.787%	3 Month LIBOR(2)	(1,113,506)	(9,873,487)	(8,759,981)
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	(1,065,344)	(1,065,872)
	189,950	05/31/22	2.237%	3 Month LIBOR(2)	(186,878)	(7,067,784)	(6,880,906)
	137,100	05/31/22	1.741%	3 Month LIBOR(2)	1,269,875	(739,931)	(2,009,806)
	68,200	08/31/22	1.788%	3 Month LIBOR(2)	518	(198,165)	(198,683)
	2,950	08/31/22	1.786%	3 Month LIBOR(2)	166	—	(166)
	19,360	09/04/25	2.214%	3 Month LIBOR(2)	289	(366,748)	(367,037)
AUD	4,200	03/07/29	4.743%	6 Month BBSW(1)	(114,631)	555,336	669,967
CAD	35,500	01/09/20	1.710%	3 Month Canadian Bankers Acceptance(2)	(63,814)	(704,982)	(641,168)
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	16,450	(110,792)	(127,242)
EUR	10,000	08/01/19	0.325%	1 Day EONIA(2)	24,267	(171,151)	(195,418)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	31,386	(209,283)	(240,669)
EUR	9,900	07/28/25	0.780%	1 Day EONIA(2)	(5,164)	(122,265)	(117,101)
GBP	3,120	11/03/24	1.960%	1 Day SONIA(2)	5,990	(272,441)	(278,431)
GBP	5,750	01/08/25	1.325%	1 Day SONIA(2)	(6,229)	45,007	51,236
MXN	75,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(1)	(15,067)	12,915	27,982
MXN	255,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	(9,426)	39,702	49,128
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(48,574)	120,245	168,819
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(50,339)	111,466	161,805
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(1)	63,317	(151,020)	(214,337)
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	365	(62,245)	(62,610)
SEK	105,200	08/14/25	1.220%	3 Month STIBOR(1)	(62,241)	(146,616)	(84,375)
ZAR	131,200	08/26/20	7.855%	3 Month JIBAR(1)	(8,690)	10,180	18,870
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(48,461)	(12,118)	36,343
ZAR	9,400	01/12/25	7.430%	3 Month JIBAR(1)	4,491	(40,452)	(44,943)
ZAR	57,500	01/13/25	7.440%	3 Month JIBAR(1)	26,895	(244,767)	(271,662)
ZAR	23,000	01/13/25	7.430%	3 Month JIBAR(1)	11,001	(98,980)	(109,981)

					$(161,152)	$(24,760,808)	$(24,599,656)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Forward rate agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
125,600	10/28/15	1.700%	7 Year CMS(1)	$44,397	—	$44,397	Citigroup Global Markets
125,600	10/28/15	3.105%	102 CMM(2)	(32,488)	—	(32,488)	Citigroup Global Markets

				$11,909	$—	$11,909

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2015(5)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on sovereign issues – Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	17,640	1.087%	$—	$(35,778)	$35,778	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	40,940	$1,599,389	$1,768,381	$(168,992)	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	28,750	1,123,166	1,313,715	(190,549)	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	25,760	1,006,357	1,128,789	(122,432)	Deutsche Bank AG
							Credit Suisse First
CDX.NA.HY.17	12/20/16	5.000%	14,950	584,046	627,069	(43,023)	Boston Corp.

				$4,312,958	$4,837,954	$(524,996)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2015(4)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.24	06/20/20	1.000%	785,000	$(13,308,041)	$(3,981,310)	$9,326,731

A Sovereign Bond and U.S. Treasury obligations with combined market value of $56,008,905 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Currency swap agreements outstanding at September 30, 2015:

									Upfront
Notional			Notional						Premiums	Unrealized
Amount			Amount				Termination	Fair	Paid	Appreciation
(000)#		Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value(1)	(Received)	(Depreciation)
OTC swap agreements:
	2,543	3 Month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$364,707	$—	$364,707
	14,515	3 Month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	2,225,472	—	2,225,472
	2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	359,521	—	359,521
	2,527	3 Month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	381,811	—	381,811
	1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	47,513	—	47,513
	706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	259,055	4,501	254,554
	2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	117,494	(227,068)	344,562
	269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	12,010	(25,141)	37,151
	9,884	3 Month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.50 bps	Credit Suisse First Boston Corp.	12/20/15	1,505,040	—	1,505,040
	10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	1,487,245	—	1,487,245
	3,268	3 Month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.80 bps	Hong Kong & Shanghai Bank	12/17/15	478,015	—	478,015
	5,398	3 Month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	817,336	—	817,336
	2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	321,623	—	321,623
JPY	565,000	3 Month JPY LIBOR minus 43.35 bps		4,796	3 Month LIBOR	JPMorgan Chase	11/26/16	(84,034)	—	(84,034)
JPY	2,260,000	3 Month JPY LIBOR minus 42.10 bps		19,144	3 Month LIBOR	JPMorgan Chase	11/28/16	(292,603)	—	(292,603)
	32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	752,904	—	752,904
	5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(51,993)	—	(51,993)
	4,796	3 Month LIBOR	JPY	565,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	61,222	—	61,222
	19,144	3 Month LIBOR	JPY	2,260,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	157,656	—	157,656

								$8,919,994	$(247,708)	$9,167,702

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/41	10,048	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$(113,660)	$(20,590)	$(93,070)

(1) The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$767,514	$—
Collateralized Loan Obligations	—	311,372,368	—
Non-Residential Mortgage-Backed Securities	—	74,062,572	20,842,500
Residential Mortgage-Backed Securities	—	396,772,461	—
Bank Loans	—	90,837,498	—
Commercial Mortgage-Backed Securities	—	485,691,564	5,924,748
Corporate Bonds	—	1,095,445,304	986,727
Municipal Bonds	—	52,259,710	—
Non-Corporate Foreign Agencies	—	75,078,836	—
Sovereign Bonds	—	143,212,500	—
U.S. Government Agency Obligations	—	434,988,561	—
U.S. Treasury Obligations	—	155,934,231	—
Affiliated Money Market Mutual Fund	221,247,199	—	—
Options Purchased	647,657	6,435,667	—
Options Written	(518,593)	(1,705,091)	—
Other Financial Instruments*
Futures Contracts	16,681,985	—	—
OTC Forward Foreign Currency Contracts	—	2,197,215	—
OTC interest rate swaps	—	346,179	—
Exchange-traded interest rate swaps	—	(24,599,656)	—
OTC Forward Rate Agreements	—	—	11,909
OTC credit default swaps	—	4,312,958	—
Exchange-traded credit default swaps	—	9,326,731	—
OTC Currency Swap Agreements	—	8,919,994	—
OTC Total Return Swap	—	(113,660)	—

Total	$238,058,248	$3,321,543,456	$27,765,884

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$12,405,375	$—	$3,113,310	$6,288,386
Realized gain (loss)	21,875	—	(675)	—
Change in unrealized appreciation (depreciation)**	—	(156,104)	(159,198)	(363,638)
Purchases	—	20,998,604	—	—
Sales	(8,736,875)	—	(2,954,011)	—
Accrued discount/premium	—	—	574	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,690,375)	—	—	—

Balance as of 09/30/15	$—	$20,842,500	$—	$5,924,748

	Corporate	Forward Rate
	Bonds	Agreements
Balance as of 12/31/14	$8,737,803	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(7,178)	11,909
Purchases	—	—
Sales	(11,295)	—
Accrued discount/premium	—	—
Transfers into Level 3	1,005,200	—
Transfers out of Level 3	(8,737,803)	—

Balance as of 09/30/15	$986,727	$11,909

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(515,011) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$20,842,500	Market approach	Single broker indicative quote
Commercial Mortgage-Backed Securities	5,924,748	Market approach	Single broker indicative quote
Corporate Bonds	986,727	Market approach	Single broker indicative quote
Forward Rate Agreements	11,909	Model pricing	Forward rate volatility

	$27,765,884

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$3,690,375	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$8,737,803	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$1,005,200	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 55.9%
AFFILIATED MUTUAL FUNDS — 52.0%
AST Global Real Estate Portfolio*	68,218	$738,803
AST High Yield Portfolio*	608,522	5,038,566
AST Prudential Core Bond Portfolio*	387,819	4,374,595
AST QMA Emerging Markets Equity Portfolio*	44,351	357,915
AST QMA US Equity Alpha Portfolio*	437,693	9,047,117

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,276,600)(w)		19,556,996

EXCHANGE TRADED FUNDS — 3.9%
Alerian MLP ETF	32,100	400,608
Financial Select Sector SPDR Fund	25,700	582,362
Global X FTSE Portugal 20 ETF	100	1,009
PowerShares Preferred Portfolio	26,600	387,828
SPDR S&P Insurance ETF	1,470	99,255

TOTAL EXCHANGE TRADED FUNDS (cost $1,652,015)		1,471,062

TOTAL LONG-TERM INVESTMENTS (cost $21,928,615)		21,028,058

SHORT-TERM INVESTMENTS — 43.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 42.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,885,011)(w)	15,885,011	15,885,011

Interest	Maturity	Principal Amount
Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 1.6%
U.S. Treasury Bills
0.100%	12/17/15	200	$200,006
0.210%	03/03/16	400	399,955

TOTAL U.S. TREASURY OBLIGATIONS (cost $599,598)			599,961

TOTAL SHORT-TERM INVESTMENTS (cost $16,484,609)			16,484,972

TOTAL INVESTMENTS — 99.8% (cost $38,413,224)			37,513,030
Other assets in excess of liabilities(x) — 0.2%			91,905

NET ASSETS — 100.0%			$37,604,935

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	September 30, 2015	(Depreciation)(1)
Long Positions:
35	10 Year U.S. Treasury Notes	Dec. 2015	$4,502,715	$4,505,703	$2,988
58	Mini MSCI EAFE Index	Dec. 2015	4,956,680	4,783,550	(173,130)
13	S&P 500 E-Mini	Dec. 2015	1,263,567	1,240,655	(22,912)
7	TOPIX Index	Dec. 2015	849,348	823,615	(25,733)

					$(218,787)

(1)	Cash of $38,328 and U.S. Treasury Obligations with a combined market value of $599,961 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of September 30, 2015.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$19,556,996	$—	$—
Exchange Traded Funds	1,471,062	—	—
Affiliated Money Market Mutual Fund	15,885,011	—	—
U.S. Treasury Obligations	—	599,961	—
Other Financial Instruments*
Financial Futures Contracts	(218,787)	—	—

Total	$36,694,282	$599,961	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Equity contracts	$(221,775)
Interest rate contracts	2,988

Total	$(218,787)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 65.7%
Aerospace & Defense — 1.6%
AAR Corp.	39,900	$756,903
Aerojet Rocketdyne Holdings, Inc.*	11,000	177,980
Airbus Group SE (France)	115,634	6,847,887
B/E Aerospace, Inc.	76,300	3,349,570
Curtiss-Wright Corp.	19,000	1,185,980
Ducommun, Inc.*	10,900	218,763
Engility Holdings, Inc.	11,100	286,158
General Dynamics Corp.	147,900	20,402,805
Huntington Ingalls Industries, Inc.	184,141	19,730,708
Lockheed Martin Corp.	98,600	20,440,766
Northrop Grumman Corp.	7,000	1,161,650
Orbital ATK, Inc.	44,200	3,176,654
QinetiQ Group PLC (United Kingdom)	55,737	190,446
Raytheon Co.	42,600	4,654,476
Safran SA (France)	86,714	6,520,201
Thales SA (France)	7,049	491,494
Triumph Group, Inc.	27,000	1,136,160
United Technologies Corp.	146,500	13,037,035

		103,765,636

Air Freight & Logistics — 0.5%
CTT-Correios de Portugal SA (Portugal)	215,491	2,406,865
FedEx Corp.	101,200	14,570,776
Park-Ohio Holdings Corp.	8,600	248,196
Royal Mail PLC (United Kingdom)	51,174	355,573
United Parcel Service, Inc. (Class B Stock)	160,800	15,869,352

		33,450,762

Airlines — 0.8%
Air New Zealand Ltd. (New Zealand)	1,175,842	1,850,237
Alaska Air Group, Inc.	182,200	14,475,790
Allegiant Travel Co.	14,100	3,049,125
Cathay Pacific Airways Ltd. (Hong Kong)	75,000	141,238
easyJet PLC (United Kingdom)	60,132	1,623,202
International Consolidated Airlines Group SA (United Kingdom)*	52,841	473,403
Japan Airlines Co. Ltd. (Japan)	126,600	4,479,732
JetBlue Airways Corp.*(a)	164,300	4,234,011
Ryanair Holdings PLC (Ireland), ADR	32,100	2,513,430
Southwest Airlines Co.	483,000	18,373,320

		51,213,488

Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*	32,300	644,062
Brembo SpA (Italy)	4,685	181,247
Calsonic Kansei Corp. (Japan)	12,000	90,112
Cie Generale des Etablissements Michelin (France)	11,646	1,065,550
Continental AG (Germany)	29,765	6,357,417
Cooper Tire & Rubber Co.	46,300	1,829,313
Dana Holding Corp.(a)	655,900	10,415,692
Gentex Corp.	169,800	2,631,900
Johnson Controls, Inc.	137,700	5,695,272
Koito Manufacturing Co. Ltd. (Japan)	7,200	235,270
Metaldyne Performance Group, Inc.	7,800	163,878
NHK Spring Co. Ltd. (Japan)	80,500	780,567
Sumitomo Electric Industries Ltd. (Japan)	111,700	1,428,996
Tenneco, Inc.*	22,000	984,940
Tower International, Inc.*	25,900	615,384

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Toyota Boshoku Corp. (Japan)	5,200	$88,293
TS Tech Co. Ltd. (Japan)	3,300	90,006

		33,297,899

Automobiles — 0.6%
Daimler AG (Germany)	126,662	9,221,433
Fiat Chrysler Automobiles NV (United Kingdom)*	61,038	793,348
Ford Otomotiv Sanayi A/S (Turkey)	645	6,893
Fuji Heavy Industries Ltd. (Japan)	165,100	5,941,039
Geely Automobile Holdings Ltd. (China)	230,000	110,243
Honda Motor Co. Ltd. (Japan)	105,600	3,151,813
Hyundai Motor Co. (South Korea)	1,980	275,141
Kia Motors Corp. (South Korea)	2,991	135,586
Mahindra & Mahindra Ltd. (India), GDR	16,559	319,589
Mazda Motor Corp. (Japan)	36,300	573,587
Nissan Motor Co. Ltd. (Japan)	708,300	6,512,534
Peugeot SA (France)*	322,508	4,886,852
Tata Motors Ltd. (India), ADR*	11,200	252,000
Thor Industries, Inc.	53,700	2,781,660
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	2,192	13,013
Toyota Motor Corp. (Japan)	84,600	4,953,154
Volkswagen AG (Germany)	2,240	263,925

		40,191,810

Banks — 4.8%
1st Source Corp.	13,790	424,732
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	33,240	69,494
Agricultural Bank of China Ltd. (China) (Class H Stock)	215,000	81,656
Australia & New Zealand Banking Group Ltd. (Australia)	33,269	635,644
Banc of California, Inc.	41,800	512,886
Banca Popolare di Milano Scarl (Italy)	280,485	277,326
BancFirst Corp.	7,500	473,250
Banco Davivienda SA (Colombia)	19,960	153,200
Banco de Chile (Chile)	445,926	46,480
Banco do Brasil SA (Brazil)	47,400	179,700
Banco Santander SA (Spain)	99,611	529,676
Bancolombia SA (Colombia)	4,066	32,762
Bank Hapoalim BM (Israel)	957,726	4,819,399
Bank of America Corp.	2,018,200	31,443,556
Bank of China Ltd. (China) (Class H Stock)	749,000	322,993
Bank of Communications Co. Ltd. (China) (Class H Stock)	403,000	280,909
Bank of Queensland Ltd. (Australia)	23,862	195,346
Barclays Africa Group Ltd. (South Africa)	3,205	39,408
BBCN Bancorp, Inc.	151,900	2,281,538
Berkshire Hills Bancorp, Inc.	50,200	1,382,508
Camden National Corp.	5,500	222,200
Cardinal Financial Corp.	22,700	522,327
Cathay General Bancorp(a)	18,962	568,101
Central Pacific Financial Corp.	45,300	949,941
Chemical Financial Corp.	8,700	281,445
China Construction Bank Corp. (China) (Class H Stock)	823,000	549,215
China Development Financial Holding Corp. (Taiwan)	853,000	230,111
China Everbright Bank Co. Ltd. (China) (Class H Stock)	463,000	202,305

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China Merchants Bank Co. Ltd. (China) (Class H Stock)	43,000	$104,804
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	375,000	213,208
Commercial Bank of Oatar QSC (The) (Qatar)	1,522	23,609
Commonwealth Bank of Australia (Australia)	18,843	967,187
Credit Agricole SA (France)	65,414	753,097
CTBC Financial Holding Co. Ltd. (Taiwan)	149,090	77,069
Customers Bancorp, Inc.*	44,200	1,135,940
Danske Bank A/S (Denmark)	47,397	1,432,354
DnB ASA (Norway)	390,375	5,080,485
Dubai Islamic Bank PJSC (United Arab Emirates)	25,924	47,457
E. Sun Financial Holding Co. Ltd. (Taiwan)	73,000	43,028
East West Bancorp, Inc.	257,145	9,879,511
Eighteenth Bank Ltd. (The) (Japan)	30,000	92,691
Enterprise Financial Services Corp.	20,700	521,019
Fidelity Southern Corp.	25,256	533,912
Financial Institutions, Inc.	15,200	376,656
First Bancorp	18,200	309,400
First Community Bancshares, Inc.	17,200	307,880
First Financial Corp.	10,700	346,145
First Financial Holding Co. Ltd. (Taiwan)	153,469	70,074
First Gulf Bank PJSC (United Arab Emirates)	16,806	63,926
First Interstate Bancsystem, Inc. (Class A Stock)	27,200	757,248
First NBC Bank Holding Co.*	30,800	1,079,232
First Niagara Financial Group, Inc.	59,400	606,474
FirstMerit Corp.	115,200	2,035,584
Great Southern Bancorp, Inc.	14,500	627,850
Great Western Bancorp, Inc.	80,500	2,042,285
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	67,774
Hana Financial Group, Inc. (South Korea)	12,968	289,738
Hancock Holding Co.	82,900	2,242,445
Hang Seng Bank Ltd. (Hong Kong)	47,400	855,022
Hanmi Financial Corp.	32,500	819,000
Heartland Financial USA, Inc.	18,800	682,252
Hilltop Holdings, Inc.*	131,500	2,605,015
Horizon Bancorp	10,600	251,750
HSBC Holdings PLC (United Kingdom)	983,482	7,419,086
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	688,000	397,460
Industrial Bank of Korea (South Korea)	23,446	270,033
ING Groep NV (Netherlands), CVA	154,524	2,184,225
International Bancshares Corp.	41,115	1,029,109
Intesa Sanpaolo SpA (Italy)	1,516,749	5,358,248
Intesa Sanpaolo SpA (Italy) (Savings Share)	60,465	194,842
JPMorgan Chase & Co.	581,000	35,423,570
KB Financial Group, Inc. (South Korea)	3,557	105,731
KBC Groep NV (Belgium)	92,076	5,823,100
MainSource Financial Group, Inc.	20,400	415,344
Mega Financial Holding Co. Ltd. (Taiwan)	94,526	65,662
MidWestOne Financial Group, Inc.	6,600	193,116
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,280,300	7,735,880
Mizuho Financial Group, Inc. (Japan)	3,975,900	7,437,326
Nishi-Nippon City Bank Ltd. (The) (Japan)	43,000	118,155
Nordea Bank AB (Sweden)	624,864	6,971,306

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Pacific Continental Corp.	22,510	$299,608
PNC Financial Services Group, Inc. (The)	165,100	14,726,920
Preferred Bank	14,800	467,680
PrivateBancorp, Inc.	14,400	551,952
Prosperity Bancshares, Inc.	149,000	7,317,390
Qatar National Bank SAQ (Qatar)	1,808	93,188
Regions Financial Corp.	1,053,000	9,487,530
Resona Holdings, Inc. (Japan)	1,069,000	5,446,820
Sberbank of Russia (Russia), ADR	17,083	84,313
Shinhan Financial Group Co. Ltd. (South Korea)	4,175	146,008
Signature Bank*	82,100	11,293,676
SinoPac Financial Holdings Co. Ltd. (Taiwan)	833,195	264,114
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	517,656	5,536,446
Societe Generale SA (France)	144,565	6,460,788
Spar Nord Bank A/S (Denmark)	92,875	1,059,373
Sparebank 1 Nord Norge (Norway)	31,163	132,512
SpareBank 1 SMN (Norway)	60,283	382,550
St Galler Kantonalbank AG (Switzerland)	233	85,170
Sumitomo Mitsui Financial Group, Inc. (Japan)	199,900	7,580,270
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,096,000	4,016,890
SunTrust Banks, Inc.	344,900	13,188,976
SVB Financial Group*	86,000	9,936,440
Svenska Handelsbanken AB (Sweden) (Class A Stock)	97,024	1,391,796
Sydbank A/S (Denmark)	12,295	467,971
TCF Financial Corp.	529,200	8,022,672
Trico Bancshares	7,300	179,361
Trustmark Corp.	105,900	2,453,703
Turkiye Garanti Bankasi A/S (Turkey)	20,557	47,840
U.S. Bancorp	148,800	6,102,288
Umpqua Holdings Corp.	102,800	1,675,640
Univest Corp. of Pennsylvania	19,800	380,556
VTB Bank OJSC (Russia), GDR, RegS	8,891	17,960
Wells Fargo & Co.	438,300	22,506,705
Westpac Banking Corp. (Australia)	212,026	4,454,019
Wilshire Bancorp, Inc.	151,350	1,590,689
Woori Bank (South Korea)	33,534	266,507

		314,307,743

Beverages — 1.1%
AMBEV SA (Brazil)	89,800	441,242
Anheuser-Busch InBev NV (Belgium)	43,907	4,669,777
Arca Continental SAB de CV (Mexico)	9,700	54,626
C&C Group PLC (Ireland)	21,792	86,463
Carlsberg A/S (Denmark) (Class B Stock)	6,663	511,994
Coca-Cola Co. (The)	747,500	29,989,700
Heineken NV (Netherlands)	76,100	6,161,747
PepsiCo, Inc.	340,318	32,091,987
Royal Unibrew A/S (Denmark)	2,738	102,514
SABMiller PLC (United Kingdom)	2,144	121,410

		74,231,460

Biotechnology — 1.8%
Alkermes PLC*	8,500	498,695
Amgen, Inc.	197,600	27,332,032
Anacor Pharmaceuticals, Inc.*	8,900	1,047,619

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Biogen, Inc.*	64,200	$18,734,202
BioSpecifics Technologies Corp.*	21,100	918,694
Celgene Corp.*	82,600	8,934,842
Concert Pharmaceuticals, Inc.*	43,600	818,372
CSL Ltd. (Australia)	29,214	1,838,537
Cytokinetics, Inc.*	79,100	529,179
Emergent Biosolutions, Inc.*(a)	68,600	1,954,414
Five Prime Therapeutics, Inc.*	38,800	597,132
Genomic Health, Inc.*	15,506	328,107
Gilead Sciences, Inc.	243,200	23,879,808
Halozyme Therapeutics, Inc.*(a)	136,700	1,835,881
ImmunoGen, Inc.*	147,600	1,416,960
Infinity Pharmaceuticals, Inc.*(a)	75,500	637,975
Novavax, Inc.*(a)	238,100	1,683,367
Ophthotech Corp.*	2,800	113,456
Portola Pharmaceuticals, Inc.*	7,200	306,864
Prothena Corp. PLC (Ireland)*	47,000	2,130,980
Regeneron Pharmaceuticals, Inc.*	20,500	9,535,370
Repligen Corp.*	52,200	1,453,770
United Therapeutics Corp.*(a)	87,200	11,444,128

		117,970,384

Building Products — 0.5%
A.O. Smith Corp.	178,568	11,640,848
American Woodmark Corp.*	24,800	1,608,776
Asahi Glass Co. Ltd. (Japan)	60,000	350,599
Central Glass Co. Ltd. (Japan)	44,000	192,298
Continental Building Products, Inc.*	190,300	3,908,762
Lennox International, Inc.	7,500	849,975
Masco Corp.	374,100	9,419,838
Patrick Industries, Inc.*	38,950	1,538,136
Universal Forest Products, Inc.	26,800	1,545,824

		31,055,056

Capital Markets — 1.4%
Aurelius AG (Germany)	10,555	491,565
Bank of New York Mellon Corp. (The)	168,000	6,577,200
BGC Partners, Inc. (Class A Stock)	79,900	656,778
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	70,244
China Everbright Ltd. (China)	16,000	36,747
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	33,000	23,379
CITIC Securities Co. Ltd (China) (Class H Stock)	20,500	36,847
Deutsche Beteiligungs AG (Germany)	19,482	542,580
Franklin Resources, Inc.	118,100	4,400,406
GAMCO Investors, Inc. (Class A Stock)	7,600	417,240
GF Securities Co. Ltd. (China) (Class H Stock)*	16,000	29,174
Goldman Sachs Group, Inc. (The)	131,900	22,918,944
Haitong Securities Co. Ltd. (China) (Class H Stock)	31,600	46,048
Henderson Group PLC (United Kingdom)	78,667	310,051
Huatai Securities Co. Ltd. (China) (Class H Stock)*	14,200	28,333
INTL. FCStone, Inc.*	83,700	2,066,553
Investment Technology Group, Inc.	141,200	1,883,608
Jafco Co. Ltd. (Japan)	112,400	4,441,469
Korea Investment Holdings Co. Ltd. (South Korea)	659	34,084

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Macquarie Group Ltd. (Australia)	107,128	$5,805,832
Mediobanca SpA (Italy)	107,388	1,056,568
Morgan Stanley	408,600	12,870,900
Nomura Holdings, Inc. (Japan)	294,100	1,707,064
Oppenheimer Holdings, Inc. (Class A Stock)	6,900	138,069
Piper Jaffray Cos.*	143,500	5,190,395
Raymond James Financial, Inc.	76,500	3,796,695
SBI Holdings, Inc. (Japan)	11,500	129,938
UBS Group AG (Switzerland)	357,480	6,609,136
Waddell & Reed Financial, Inc. (Class A Stock)	200,036	6,955,252
Westwood Holdings Group, Inc.	7,600	413,060
Yuanta Financial Holding Co. Ltd. (Taiwan)	150,932	56,120

		89,740,279

Chemicals — 1.3%
Asahi Kasei Corp. (Japan)	81,000	571,167
Ashland, Inc.	52,400	5,272,488
Cabot Corp.	358,600	11,317,416
Chemours Co. (The)	486,400	3,147,008
Daicel Corp. (Japan)	198,300	2,434,293
EMS-Chemie Holding AG (Switzerland)	524	215,574
FutureFuel Corp.	50,289	496,855
Grupa Azoty SA (Poland)*	746	17,373
Hyosung Corp. (South Korea)	2,393	228,586
K+S AG (Germany)	142,976	4,797,358
Koppers Holdings, Inc.	32,300	651,491
Kuraray Co. Ltd. (Japan)	17,900	223,089
Kureha Corp. (Japan)	24,000	86,377
LG Chem Ltd. (South Korea)	479	116,109
LyondellBasell Industries NV (Class A Stock)	218,800	18,239,168
Minerals Technologies, Inc.	140,300	6,756,848
Mitsubishi Chemical Holdings Corp. (Japan)	92,200	481,430
Mitsubishi Gas Chemical Co., Inc. (Japan)	956,000	4,412,980
Mosaic Co. (The)	265,900	8,272,149
Nan Ya Plastics Corp. (Taiwan)	80,000	135,763
Nuplex Industries Ltd. (New Zealand)	73,777	183,832
Petronas Chemicals Group Bhd (Malaysia)	16,400	22,934
Scotts Miracle-Gro Co. (The) (Class A Stock)	8,900	541,298
Stepan Co.	18,100	753,141
Tosoh Corp. (Japan)	1,065,000	5,125,402
Trecora Resources*	19,525	242,501
Tredegar Corp.	31,200	408,096
Ube Industries Ltd. (Japan)	68,000	118,528
Westlake Chemical Corp.(a)	127,600	6,621,164
Yara International ASA (Norway)	117,366	4,682,041
Zeon Corp. (Japan)	11,000	86,869

		86,659,328

Commercial Services & Supplies — 0.5%
Copart, Inc.*	257,400	8,468,460
Deluxe Corp.	176,900	9,860,406
Ennis, Inc.	40,600	704,816
Herman Miller, Inc.	58,500	1,687,140
Kimball International, Inc. (Class B Stock)	48,500	458,810
Mitie Group PLC (United Kingdom)	41,937	193,739
MSA Safety, Inc.	41,500	1,658,755
Quad/Graphics, Inc.	28,900	349,690
Regus PLC (United Kingdom)	41,614	193,607

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Rentokil Initial PLC (United Kingdom)	116,230	$259,631
RR Donnelley & Sons Co.(a)	359,600	5,235,776
Steelcase, Inc. (Class A Stock)	91,600	1,686,356
UniFirst Corp.	14,200	1,516,702
West Corp.	77,000	1,724,800

		33,998,688

Communications Equipment — 0.9%
Alliance Fiber Optic Products, Inc.	38,200	652,838
Brocade Communications Systems, Inc.	45,600	473,328
Calix, Inc.*	28,000	218,120
Cisco Systems, Inc.	1,167,100	30,636,375
F5 Networks, Inc.*(a)	34,900	4,041,420
Ixia*	69,700	1,009,953
Juniper Networks, Inc.	406,400	10,448,544
Nokia OYJ (Finland)	165,402	1,130,992
Pace PLC (United Kingdom)	19,330	105,415
Plantronics, Inc.	32,500	1,652,625
Polycom, Inc.*	733,052	7,682,385
QUALCOMM, Inc.	69,100	3,712,743
ShoreTel, Inc.*	94,900	708,903

		62,473,641

Construction & Engineering — 0.6%
Acs Actividades de Construccion y Servicios SA (Spain)	66,697	1,919,018
Aegion Corp.*	81,200	1,338,176
Argan, Inc.	41,300	1,432,284
Bouygues SA (France)	12,847	455,928
Carillion PLC (United Kingdom)	37,544	171,845
China Railway Construction Corp. Ltd. (China) (Class H Stock)	87,000	128,704
China Railway Group Ltd. (China) (Class H Stock)	70,000	63,936
China State Construction International Holdings Ltd. (China)	16,000	22,961
CIMIC Group Ltd. (Australia)	97,885	1,626,159
Dialog Group Bhd (Malaysia)	35,100	12,816
EMCOR Group, Inc.	147,900	6,544,575
Ferrovial SA (Spain)	28,209	674,767
Galliford Try PLC (United Kingdom)	143,910	3,459,824
Hazama Ando Corp. (Japan)	253,100	1,618,994
Hyundai Development Co-Engineering & Construction (South Korea)	5,458	252,041
KBR, Inc.	589,600	9,822,736
Kinden Corp. (Japan)	14,700	186,443
Larsen & Toubro Ltd. (India), GDR, RegS	5,942	132,804
MYR Group, Inc.*	8,100	212,220
Obayashi Corp. (Japan)	41,000	349,820
Penta-Ocean Construction Co. Ltd. (Japan)	41,300	193,863
Porr AG (Austria)	6,203	159,419
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	2,300	25,197
Taisei Corp. (Japan)	557,000	3,631,133
Vinci SA (France)	32,160	2,045,022

		36,480,685

Construction Materials — 0.1%
Adelaide Brighton Ltd. (Australia)	59,978	183,965
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,500	34,000

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
China National Building Material Co. Ltd. (China) (Class H Stock)	48,000	$27,812
China Resources Cement Holdings Ltd. (Hong Kong)	18,000	8,240
Headwaters, Inc.*	144,000	2,707,200
Siam Cement PCL (The) (Thailand)	2,450	31,486
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,282,000	4,552,419
United States Lime & Minerals, Inc.	8,300	378,895
Vulcan Materials Co.	14,100	1,257,720

		9,181,737

Consumer Finance — 0.2%
Cembra Money Bank AG (Switzerland)*	21,815	1,290,088
Enova International, Inc.*	63,400	647,948
Navient Corp.	657,200	7,386,928
Nelnet, Inc. (Class A Stock)	105,000	3,634,049
Provident Financial PLC (United Kingdom)	9,329	443,780
Samsung Card Co. Ltd. (South Korea)	604	18,496

		13,421,289

Containers & Packaging — 0.4%
Bemis Co., Inc.	158,900	6,287,673
Greif, Inc. (Class A Stock)	89,900	2,868,709
Klabin SA (Brazil), UTS	5,300	29,384
Mayr Melnhof Karton AG (Austria)	777	89,688
Orora Ltd. (Australia)	76,823	125,377
Packaging Corp. of America	193,942	11,667,551
Rexam PLC (United Kingdom)	45,087	357,976
Smurfit Kappa Group PLC (Ireland)	59,911	1,614,133
Sonoco Products Co.	94,200	3,555,108

		26,595,599

Distributors — 0.1%
Genuine Parts Co.(a)	69,500	5,760,855
Inchcape PLC (United Kingdom)	25,354	276,274
LKQ Corp.*	134,400	3,811,584

		9,848,713

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	27,700	649,565
Apollo Education Group, Inc.*	295,500	3,268,230
Capella Education Co.	3,600	178,272
Grand Canyon Education, Inc.*(a)	54,100	2,055,259
Service Corp. International	145,400	3,940,340
Strayer Education, Inc.*	19,200	1,055,424

		11,147,090

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	63,686	8,304,654
CBOE Holdings, Inc.	97,500	6,540,300
Challenger Ltd. (Australia)	31,436	158,646
CME Group, Inc.	15,000	1,391,100
FirstRand Ltd. (South Africa)	62,913	223,561
Fubon Financial Holding Co. Ltd. (Taiwan)	189,000	295,868
Gain Capital Holdings, Inc.	65,100	473,928
Groupe Bruxelles Lambert SA (Belgium)	4,466	337,024
Investor AB (Sweden) (Class B Stock)	165,306	5,680,078
Marlin Business Services Corp.	14,700	226,233
McGraw Hill Financial, Inc.	85,400	7,387,100
Moody’s Corp.	88,900	8,729,980
MSCI, Inc.	163,600	9,727,656
Nasdaq, Inc.	34,200	1,823,886

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	430,200	$5,549,297
RMB Holdings Ltd. (South Africa)	45,652	217,647

		57,066,958

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,034,008	33,687,981
BT Group PLC (United Kingdom)	670,154	4,265,211
China Telecom Corp. Ltd. (China) (Class H Stock)	130,000	62,987
China Unicom Hong Kong Ltd. (China)	52,000	66,154
Chunghwa Telecom Co. Ltd. (Taiwan)	37,000	111,187
Cincinnati Bell, Inc.*	58,400	182,208
Deutsche Telekom AG (Germany)	11,084	197,313
Hellenic Telecommunications Organization SA (Greece)	8,971	78,825
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	476,000	191,646
IDT Corp. (Class B Stock)	49,800	712,140
Inteliquent, Inc.	99,200	2,215,136
Intelsat SA*(a)	90,900	584,487
Koninklijke KPN NV (Netherlands)	213,427	800,443
LG Uplus Corp. (South Korea)	16,655	170,478
Nippon Telegraph & Telephone Corp. (Japan)	177,600	6,255,718
Orange SA (France)	126,443	1,916,793
Premiere Global Services, Inc.*	58,917	809,520
Rostelecom OJSC (Russia), ADR	2,328	18,438
Spark New Zealand Ltd. (New Zealand)	124,094	237,143
Telecom Italia SpA (Italy)*	1,815,692	2,237,536
Telecom Italia SpA (Italy) (Savings Share)	373,554	383,122
Telefonica SA (Spain)	633,306	7,683,302
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	470,000	84,883
Telenor ASA (Norway)	41,553	776,483
Telkom SA SOC Ltd. (South Africa)	54,460	261,837
Turk Telekomunikasyon A/S (Turkey)	7,826	15,446
Verizon Communications, Inc.	716,800	31,187,968

		95,194,385

Electric Utilities — 1.1%
Allete, Inc.	38,500	1,943,865
BKW AG (Switzerland)	17,358	662,546
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	39,000	349,548
Chubu Electric Power Co., Inc. (Japan)	41,400	610,411
Chugoku Electric Power Co., Inc. (The) (Japan)	18,900	260,501
EDP - Energias de Portugal SA (Portugal)	129,543	474,587
Electricite de France SA (France)	180,433	3,186,015
Endesa SA (Spain)	184,552	3,891,926
Enel SpA (Italy)	98,805	440,869
Energa SA (Poland)	3,593	15,947
Entergy Corp.	78,600	5,116,860
Exelon Corp.	459,800	13,656,060
FirstEnergy Corp.	148,100	4,637,011
Fortum OYJ (Finland)	318,095	4,706,535
Hokkaido Electric Power Co., Inc. (Japan)*	11,900	115,477
Hokuriku Electric Power Co. (Japan)	10,800	145,260
IDACORP, Inc.(a)	52,600	3,403,746
Infratil Ltd. (New Zealand)	117,391	229,860

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)*	45,500	$505,834
Korea Electric Power Corp. (South Korea)	7,953	327,893
Kyushu Electric Power Co., Inc. (Japan)*	27,800	303,310
OGE Energy Corp.	308,200	8,432,352
PGE Polska Grupa Energetyczna SA (Poland)	8,209	29,167
PPL Corp.	434,100	14,277,549
Red Electrica Corp. SA (Spain)	15,506	1,287,560
RusHydro PJSC (Russia), ADR	19,585	18,410
Shikoku Electric Power Co., Inc. (Japan)	12,500	203,853
SSE PLC (United Kingdom)	62,069	1,404,805
Tenaga Nasional Bhd (Malaysia)	30,800	84,239
Tohoku Electric Power Co., Inc. (Japan)	29,300	397,060
Tokyo Electric Power Co., Inc. (Japan)*	94,000	627,885

		71,746,941

Electrical Equipment — 0.4%
Acuity Brands, Inc.	68,700	12,062,346
AZZ, Inc.	16,200	788,778
Babcock & Wilcox Enterprises, Inc.*	40,350	677,880
Eaton Corp. PLC	33,800	1,733,940
Regal-Beloit Corp.	113,900	6,429,655
Sanyo Denki Co. Ltd. (Japan)	31,000	185,354
Vestas Wind Systems A/S (Denmark)	108,561	5,643,981
Zhuzhou CSR Times Electric Co. Ltd. (China) (Class H Stock)	9,000	66,969

		27,588,903

Electronic Equipment, Instruments & Components — 1.3%
Alps Electric Co. Ltd. (Japan)	92,600	2,615,028
Anixter International, Inc.*	11,400	658,692
Arrow Electronics, Inc.*	151,400	8,369,392
Avnet, Inc.	225,889	9,640,943
CDW Corp.	69,200	2,827,512
Corning, Inc.	57,800	989,536
Hon Hai Precision Industry Co. Ltd. (Taiwan)	215,560	563,140
Ibiden Co. Ltd. (Japan)	275,000	3,600,112
Ingenico Group (France)	10,928	1,320,507
Ingram Micro, Inc. (Class A Stock)	287,300	7,826,052
Innolux Corp. (Taiwan)	81,000	25,368
Insight Enterprises, Inc.*	21,800	563,530
Jabil Circuit, Inc.	788,700	17,643,219
Keyence Corp. (Japan)	5,100	2,277,549
Keysight Technologies, Inc.*	219,300	6,763,212
Kyocera Corp. (Japan)	22,100	1,012,179
Largan Precision Co. Ltd. (Taiwan)	3,000	234,135
LG Display Co. Ltd. (South Korea)	2,111	40,301
Methode Electronics, Inc.	20,700	660,330
Murata Manufacturing Co. Ltd. (Japan)	50,100	6,471,644
Nippon Chemi-Con Corp. (Japan)	773,000	1,695,262
Nippon Electric Glass Co. Ltd. (Japan)	25,000	120,755
Nippon Signal Company Ltd. (Japan)	20,400	197,197
PC Connection, Inc.	25,500	528,615
Rofin-Sinar Technologies, Inc.*	13,500	350,055
Sanmina Corp.*(a)	100,900	2,156,233
ScanSource, Inc.*	27,100	960,966
Taiyo Yuden Co. Ltd. (Japan)	6,800	88,861

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
TDK Corp. (Japan)	7,000	$395,905
Tech Data Corp.*(a)	96,200	6,589,700
Yokogawa Electric Corp. (Japan)	15,200	159,099

		87,345,029

Energy Equipment & Services — 0.4%
Atwood Oceanics, Inc.(a)	271,100	4,014,991
China Oilfield Services Ltd. (China) (Class H Stock)	34,000	34,272
Ensco PLC (Class A Stock)	752,900	10,600,832
Helix Energy Solutions Group, Inc.*	371,300	1,778,527
Matrix Service Co.*	80,800	1,815,576
Nabors Industries Ltd.	242,600	2,292,570
Noble Corp. PLC(a)	167,300	1,825,243
Ocean Yield ASA (Norway)	48,478	370,139
Parker Drilling Co.*	63,700	167,531
Transocean Ltd.(a)	23,859	307,769

		23,207,450

Food & Staples Retailing — 1.1%
Almacenes Exito SA (Colombia)	21,629	93,582
Amsterdam Commodities NV (Netherlands)	8,072	184,904
Axfood AB (Sweden)	15,432	254,920
Fresh Market, Inc. (The)*(a)	104,400	2,358,396
ICA Gruppen AB (Sweden)(a)	125,063	4,233,907
Ingles Markets, Inc. (Class A Stock)	26,500	1,267,495
J Sainsbury PLC (United Kingdom)	53,379	211,105
Kroger Co. (The)	464,260	16,745,858
Magnit PJSC (Russia), GDR, RegS	2,478	118,374
Metro AG (Germany)	139,942	3,871,924
Sonae SGPS SA (Portugal)	440,975	543,841
Spar Group Ltd. (The) (South Africa)	12,358	165,329
SUPERVALU, Inc.*	692,200	4,969,996
Village Super Market, Inc. (Class A Stock)	13,300	314,013
Wal-Mart de Mexico SAB de CV (Mexico)	146,800	362,204
Wal-Mart Stores, Inc.	422,100	27,368,964
Weis Markets, Inc.	8,200	342,350
Wesfarmers Ltd. (Australia)	227,753	6,295,825
WM Morrison Supermarkets PLC (United Kingdom)	88,213	221,983

		69,924,970

Food Products — 1.4%
Archer-Daniels-Midland Co.	394,800	16,364,460
Astra Agro Lestari Tbk PT (Indonesia)	6,900	8,560
Atria Oyj (Finland)	24,860	216,396
Austevoll Seafood ASA (Norway)	102,366	637,482
Bakkafrost P/F (Faroe Islands)	3,028	96,787
BRF SA (Brazil)	6,100	108,706
Bunge Ltd.	136,000	9,968,800
Cal-Maine Foods, Inc.(a)	43,400	2,370,074
Charoen Pokphand Foods PCL (Thailand)	433,600	247,294
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	7	496,560
Corbion NV (Netherlands)	10,094	231,792
Ebro Foods SA (Spain)	246,939	4,850,181
Flowers Foods, Inc.	401,700	9,938,058
Gruma SAB de CV (Mexico) (Class B Stock)	1,800	24,756
Indofood Sukses Makmur Tbk PT (Indonesia)	76,600	28,828
Ingredion, Inc.	133,500	11,655,885

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
JBS SA (Brazil)	67,800	$287,139
Lancaster Colony Corp.	62,100	6,053,508
Leroy Seafood Group ASA (Norway)	5,853	210,426
Mitsui Sugar Co. Ltd. (Japan)	22,000	91,630
Nestle SA (Switzerland)	159,280	11,978,762
NH Foods Ltd. (Japan)	11,000	224,476
PPB Group Bhd (Malaysia)	8,300	29,152
Salmar ASA (Norway)	113,677	1,797,033
Schouw & Co. (Denmark)	8,075	434,143
Seaboard Corp.*	190	585,010
Select Harvests Ltd. (Australia)	53,646	420,347
Tassal Group Ltd. (Australia)	348,504	1,053,447
Thai Union Frozen Products Pcl (Thailand)	505,800	256,419
Unilever NV (United Kingdom), CVA	104,908	4,205,259
Uni-President Enterprises Corp. (Taiwan)	37,000	64,252
Wilmar International Ltd. (Singapore)	2,428,300	4,393,813

		89,329,435

Gas Utilities — 0.5%
APA Group (Australia)	61,665	372,176
Ascopiave SpA (Italy)	85,872	197,665
Atmos Energy Corp.	23,183	1,348,787
Chesapeake Utilities Corp.	12,850	682,078
National Fuel Gas Co.	10,100	504,798
New Jersey Resources Corp.	69,900	2,099,097
Questar Corp.	451,900	8,771,379
Snam SpA (Italy)	92,524	475,195
UGI Corp.	455,450	15,858,769
WGL Holdings, Inc.	4,900	282,583

		30,592,527

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	401,600	16,152,352
ABIOMED, Inc.*	32,600	3,023,976
Ansell Ltd. (Australia)	9,484	125,584
Atrion Corp.	800	299,968
C.R. Bard, Inc.	100,700	18,761,417
Cyberonics, Inc.*	33,800	2,054,364
DENTSPLY International, Inc.	44,300	2,240,251
Draegerwerk AG & Co. KGaA (Germany)	2,422	171,378
Edwards Lifesciences Corp.*	48,100	6,838,377
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	498,171	2,263,539
Globus Medical, Inc. (Class A Stock)*(a)	66,700	1,378,022
Greatbatch, Inc.*	27,500	1,551,550
Halyard Health, Inc.*	126,400	3,594,816
Hill-Rom Holdings, Inc.	142,900	7,429,371
Hologic, Inc.*	373,100	14,599,403
ICU Medical, Inc.*	6,200	678,900
Invacare Corp.	35,100	507,897
Masimo Corp.*	54,800	2,113,088
Medtronic PLC	20,300	1,358,882
Natus Medical, Inc.*	40,800	1,609,560
Nipro Corp. (Japan)	218,000	2,240,091
ResMed, Inc.	32,600	1,661,296
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	32,000	20,286
Sirona Dental Systems, Inc.*	25,800	2,408,172
STERIS Corp.	149,300	9,700,021
Stryker Corp.	46,500	4,375,650
Thoratec Corp.*	32,400	2,049,624

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Vascular Solutions, Inc.*	29,500	$956,095

		110,163,930

Health Care Providers & Services — 1.7%
Aetna, Inc.	178,400	19,518,744
Alfresa Holdings Corp. (Japan)	99,100	1,692,373
Anthem, Inc.	43,700	6,118,000
Centene Corp.*	186,400	10,108,472
Chemed Corp.	3,600	480,492
CIGNA Corp.	32,600	4,401,652
CorVel Corp.*	15,600	503,880
Ensign Group, Inc. (The)	13,200	562,716
Express Scripts Holding Co.*	123,900	10,030,944
Fresenius SE & Co. KGaA (Germany)	23,824	1,599,261
LHC Group, Inc.*	20,300	908,831
LifePoint Hospitals, Inc.*	89,800	6,366,820
Mediclinic International Ltd. (South Africa)	4,687	37,414
Medipal Holdings Corp. (Japan)	138,700	2,200,752
Molina Healthcare, Inc.*(a)	53,900	3,711,015
National Healthcare Corp.	8,200	499,298
Netcare Ltd. (South Africa)	53,488	140,444
PharMerica Corp.*	21,700	617,799
Primary Health Care Ltd. (Australia)	439,425	1,175,613
Rhoen Klinikum AG (Germany)	73,060	2,068,961
Ryman Healthcare Ltd. (New Zealand)	23,407	109,638
Select Medical Holdings Corp.	157,896	1,703,698
Shanghai Pharmaceuticals Holding Co. Ltd.
(China) (Class H Stock)	126,400	264,925
Sinopharm Group Co. Ltd. (China) (Class H Stock)	12,000	42,208
Sonic Healthcare Ltd. (Australia)	22,162	285,056
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	50,700	902,967
United Drug PLC (Ireland)	155,896	1,186,608
UnitedHealth Group, Inc.	238,700	27,691,587
VCA, Inc.*	189,300	9,966,645

		114,896,813

Health Care Technology
MedAssets, Inc.*	69,900	1,402,194
Quality Systems, Inc.	100,900	1,259,232

		2,661,426

Hotels, Restaurants & Leisure — 1.3%
888 Holdings PLC (United Kingdom)	89,741	224,018
Berjaya Sports Toto Bhd (Malaysia)	8,700	6,097
Betfair Group PLC (United Kingdom)	123,592	6,228,839
Bloomin’ Brands, Inc.	52,800	959,904
Boyd Gaming Corp.*	256,100	4,174,430
Brinker International, Inc.(a)	137,100	7,221,057
Carrols Restaurant Group, Inc.*	26,800	318,920
Cheesecake Factory, Inc. (The)	62,100	3,350,916
Chipotle Mexican Grill, Inc.*	7,200	5,185,800
Create Restaurants Holdings, Inc. (Japan)	15,600	323,038
Darden Restaurants, Inc.	37,000	2,535,980
Denny’s Corp.*	135,900	1,498,977
DineEquity, Inc.	55,000	5,041,300
Echo Entertainment Group Ltd. (Australia)	43,076	147,397
Extended Stay America, Inc.	44,000	738,320
Fiesta Restaurant Group, Inc.*	3,800	172,406
Flight Centre Travel Group Ltd. (Australia)	3,605	91,822

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Speedway Corp. (Class A Stock)	70,800	$2,245,776
Isle of Capri Casinos, Inc.*	107,200	1,869,568
Jack in the Box, Inc.	98,172	7,563,171
Kangwon Land, Inc. (South Korea)	7,026	251,119
Marcus Corp. (The)	16,900	326,846
Marriott Vacations Worldwide Corp.	95,000	6,473,300
McDonald’s Corp.	201,100	19,814,383
Monarch Casino & Resort, Inc.*	17,800	319,866
Panera Bread Co. (Class A Stock)*	24,500	4,738,545
Ruth’s Hospitality Group, Inc.	18,000	292,320
TUI AG (Germany)	32,328	597,310

		82,711,425

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	63,178	617,120
Bellway PLC (United Kingdom)	138,124	5,204,378
De’longhi SpA (Italy)	3,368	82,753
Fujitsu General Ltd. (Japan)	53,000	578,105
Hanssem Co. Ltd. (South Korea)	864	209,195
Haseko Corp. (Japan)	11,700	132,542
La-Z-Boy, Inc.	149,125	3,960,760
Nikon Corp. (Japan)	163,900	1,982,107
Nobia AB (Sweden)	157,181	1,919,127
NVR, Inc.*	7,200	10,981,584
Panasonic Corp. (Japan)	139,200	1,408,721
Persimmon PLC (United Kingdom)*	16,624	505,972
Redrow PLC (United Kingdom)	118,146	817,245
Sumitomo Forestry Co. Ltd. (Japan)	8,700	97,449
Taylor Morrison Home Corp. (Class A Stock)*	141,700	2,644,122
Taylor Wimpey PLC (United Kingdom)	1,851,419	5,485,326
Tempur Sealy International, Inc.*	47,700	3,407,211
Token Corp. (Japan)	3,100	233,132
Tupperware Brands Corp.(a)	26,000	1,286,740
Zagg, Inc.*	116,500	791,035

		42,344,624

Household Products — 1.1%
Church & Dwight Co., Inc.	78,800	6,611,320
Colgate-Palmolive Co.	35,500	2,252,830
Henkel AG & Co. KGaA (Germany)	5,608	495,683
HRG Group, Inc.*	33,500	392,955
Kimberly-Clark Corp.	124,100	13,531,864
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	102,400	231,575
Procter & Gamble Co. (The)	509,700	36,667,818
Reckitt Benckiser Group PLC (United Kingdom)	81,469	7,388,059
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	221,155	6,188,389
Unilever Indonesia Tbk PT (Indonesia)	17,600	45,718

		73,806,211

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	1,014,100	9,928,039
China Resources Power Holdings Co. Ltd. (China)	18,000	41,326
Electric Power Development Co. Ltd. (Japan)	9,400	286,882

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Huadian Power International Corp. Ltd. (China) (Class H Stock)	42,000	$32,955
Huaneng Power International, Inc. (China) (Class H Stock)	34,000	36,814
Infinis Energy PLC (United Kingdom)	180,466	367,184
NRG Energy, Inc.	94,100	1,397,385
Ormat Technologies, Inc.(a)	8,300	282,449
Talen Energy Corp.*	200,700	2,027,070

		14,400,104

Industrial Conglomerates — 0.7%
3M Co.	94,900	13,453,973
Alfa SAB de CV (Mexico) (Class A Stock)	25,900	50,375
Carlisle Cos., Inc.	8,747	764,313
CITIC Ltd. (China)	39,000	71,203
CK Hutchison Holdings Ltd. (Hong Kong)	502,796	6,540,188
Danaher Corp.	58,500	4,984,785
Enka Insaat ve Sanayi A/S (Turkey)	18,757	30,996
Far Eastern New Century Corp. (Taiwan)	30,980	27,661
General Electric Co.	626,000	15,787,720
Hopewell Holdings Ltd. (Hong Kong)	274,500	934,994
JG Summit Holdings, Inc. (Philippines)	23,070	35,083
KOC Holding A/S (Turkey)	13,773	53,772
Shun Tak Holdings Ltd. (Hong Kong)	4,064,000	1,541,831
Siemens AG (Germany)	2,697	240,943
SK Holdings Co. Ltd. (South Korea)	76	15,688
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	248,599	235,975

		44,769,500

Insurance — 2.4%
Aflac, Inc.	127,800	7,429,014
Ageas (Belgium)	118,508	4,870,280
Alleghany Corp.*	16,200	7,583,382
Allianz SE (Germany)	61,260	9,623,568
Allstate Corp. (The)	237,400	13,826,176
American Equity Investment Life Holding Co.(a)	68,400	1,594,404
American Financial Group, Inc.	169,700	11,694,027
Aspen Insurance Holdings Ltd.	143,700	6,677,739
Assurant, Inc.	7,800	616,278
AXA SA (France)	239,148	5,806,297
Baloise Holding AG (Switzerland)	3,202	366,962
BB Seguridade Participacoes SA (Brazil)	6,600	41,103
Cathay Financial Holding Co. Ltd. (Taiwan)	222,550	304,815
China Life Insurance Co. Ltd. (China) (Class H Stock)	122,000	425,094
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	24,600	91,767
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	68,500	1,090,509
EMC Insurance Group, Inc.	11,050	256,471
Erie Indemnity Co. (Class A Stock)	5,400	447,876
Everest Re Group Ltd.	22,200	3,848,148
Federated National Holding Co.	5,400	129,708
Fidelity & Guaranty Life	16,900	414,726
Genworth Financial, Inc. (Class A Stock)*	1,121,600	5,181,792
Hannover Rueck SE (Germany)	51,706	5,296,329
Hanover Insurance Group, Inc. (The)	48,200	3,745,140
Heritage Insurance Holdings, Inc.*	11,800	232,814
James River Group Holdings Ltd.	6,900	185,541

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Legal & General Group PLC (United Kingdom)	1,601,837	$5,775,841
MetLife, Inc.	97,500	4,597,125
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	15,641	2,921,200
National Western Life Insurance Co. (Class A Stock)	2,700	601,290
New China Life Insurance Co. Ltd. (China)	14,200	61,554
NN Group NV (Netherlands)	141,072	4,049,809
Old Mutual PLC (United Kingdom)	325,599	933,119
Old Republic International Corp.	773,700	12,100,668
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	64,000	31,409
Phoenix Group Holdings (United Kingdom)	234,814	2,903,524
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	49,000	244,852
Powszechny Zaklad Ubezpieczen SA (Poland)	548	56,265
Reinsurance Group of America, Inc.	109,800	9,946,782
Sampo OYJ (Finland) (Class A Stock)	27,870	1,348,835
Samsung Life Insurance Co. Ltd. (South Korea)	733	61,297
SCOR SE (France)	9,663	347,003
Sul America SA (Brazil), UTS	6,700	30,589
Swiss Life Holding AG (Switzerland)*	2,076	463,083
Swiss Re AG (Switzerland)	65,123	5,587,368
Travelers Cos., Inc. (The)	104,000	10,351,120
Unipol Gruppo Finanziario SpA (Italy)	27,286	119,895
Universal Insurance Holdings, Inc.	53,500	1,580,390

		155,892,978

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	69,600	35,627,544
ASOS PLC (United Kingdom)*	3,373	141,377
FTD Cos., Inc.*	27,300	813,540
Home Retail Group PLC (United Kingdom)	81,766	168,451
Nutrisystem, Inc.	164,700	4,367,844

		41,118,756

Internet Software & Services — 1.2%
Bankrate, Inc.*(a)	47,400	490,590
Blucora, Inc.*	90,200	1,242,054
Constant Contact, Inc.*	127,400	3,088,176
Demand Media, Inc.*	54,100	225,597
Facebook, Inc. (Class A Stock)*	26,100	2,346,390
Google, Inc. (Class A Stock)*	29,500	18,831,915
Google, Inc. (Class C Stock)*	60,993	37,109,361
j2 Global, Inc.	20,300	1,438,255
Liquidity Services, Inc.*	17,500	129,325
LogMeIn, Inc.*	92,900	6,332,064
Moneysupermarket.com Group PLC (United Kingdom)	523,223	2,678,896
Rackspace Hosting, Inc.*(a)	52,500	1,295,700
RetailMeNot, Inc.*	16,200	133,488
Stamps.com, Inc.*	16,600	1,228,566
Tencent Holdings Ltd. (China)	50,600	852,944
United Online, Inc.*	45,900	459,000
XO Group, Inc.*	19,807	279,873

		78,162,194

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 1.6%
Accenture PLC (Class A Stock)	73,700	$7,241,762
Alten SA (France)	1,844	94,712
Atos SE (France)	5,795	445,443
Bechtle AG (Germany)	1,008	90,940
Broadridge Financial Solutions, Inc.	78,492	4,344,532
CACI International, Inc. (Class A Stock)*	61,200	4,526,964
Cap Gemini SA (France)	42,686	3,811,999
Computer Sciences Corp.	195,100	11,975,238
Convergys Corp.	85,800	1,982,838
DST Systems, Inc.	121,200	12,742,968
Euronet Worldwide, Inc.*	6,500	481,585
EVERTEC, Inc. (Puerto Rico)	36,900	666,783
Fiserv, Inc.*	30,600	2,650,266
Infosys Ltd. (India), ADR(a)	30,300	578,427
International Business Machines Corp.	28,300	4,102,651
IT Holdings Corp. (Japan)	8,700	197,364
Leidos Holdings, Inc.	148,300	6,126,273
MAXIMUS, Inc.	9,600	571,776
NeuStar, Inc. (Class A Stock)*(a)	47,300	1,287,033
NTT Data Corp. (Japan)	8,000	403,333
Obic Co. Ltd. (Japan)	4,400	201,275
Quindell PLC (United Kingdom)*	254,599	390,920
Science Applications International Corp.	46,300	1,861,723
Sopra Group SA (France)	959	106,422
Sykes Enterprises, Inc.*	8,700	221,850
Syntel, Inc.*	49,038	2,221,912
TeleTech Holdings, Inc.	7,700	206,283
Total System Services, Inc.	28,000	1,272,040
VeriFone Systems, Inc.*(a)	233,300	6,469,409
Visa, Inc. (Class A Stock)(a)	400,500	27,898,830
Wipro Ltd. (India), ADR(a)	24,400	299,876

		105,473,427

Leisure Products — 0.3%
Bandai Namco Holdings, Inc. (Japan)	11,700	271,542
Brunswick Corp.	419,800	20,104,222
Nautilus, Inc.*	69,100	1,036,500
Sturm Ruger & Co., Inc.	18,900	1,109,241

		22,521,505

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	22,600	775,858
Cambrex Corp.*(a)	34,500	1,368,960
Charles River Laboratories International, Inc.*	118,500	7,527,120
INC Research Holdings, Inc. (Class A Stock)*	16,900	676,000
Lonza Group AG (Switzerland)*	3,431	450,202
Mettler-Toledo International, Inc.*	16,679	4,749,178
PRA Health Sciences, Inc.*	11,600	450,428
QIAGEN NV*	14,368	370,627
Thermo Fisher Scientific, Inc.	113,700	13,903,236

		30,271,609

Machinery — 1.1%
Alamo Group, Inc.	13,800	645,150
Alfa Laval AB (Sweden)	77,396	1,267,039
Amada Holdings Co. Ltd. (Japan)	21,800	166,215
Andritz AG (Austria)	42,697	1,923,977
Austal Ltd. (Australia)	54,629	86,689
Blount International, Inc.*	126,700	705,719

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Bobst Group SA (Switzerland)	5,218	$211,483
Crane Co.	104,000	4,847,440
Danieli & C Officine Meccaniche SpA (Italy)	6,001	91,593
Ebara Corp. (Japan)	147,000	543,042
Federal Signal Corp.	8,300	113,793
Global Brass & Copper Holdings, Inc.	52,000	1,066,520
Hillenbrand, Inc.	46,000	1,196,460
Hyster-Yale Materials Handling, Inc.	29,282	1,693,378
ITT Corp.	94,700	3,165,821
JTEKT Corp. (Japan)	14,400	201,614
Jungheinrich AG (Germany)	1,245	90,269
Kawasaki Heavy Industries Ltd. (Japan)	95,000	327,972
Kone OYJ (Finland) (Class B Stock)	23,167	881,689
Krones AG (Germany)	907	95,592
LB Foster Co. (Class A Stock)	13,800	169,464
Lincoln Electric Holdings, Inc.	56,875	2,981,956
Lydall, Inc.*	18,200	518,518
Makino Milling Machine Co. Ltd. (Japan)	14,000	87,853
Meritor, Inc.*	480,800	5,110,904
Minebea Co. Ltd. (Japan)	18,000	191,077
Mueller Industries, Inc.	29,300	866,694
NGK Insulators Ltd. (Japan)	18,000	344,437
NSK Ltd. (Japan)	170,000	1,647,816
Schindler Holding AG (Switzerland), (BRN)	13,097	1,881,343
Schindler Holding AG (Switzerland), (SWX)	20,077	2,944,680
Shinmaywa Industries Ltd. (Japan)	9,000	90,902
SMC Corp. (Japan)	2,800	613,084
SPX Corp.	133,000	1,585,360
SPX FLOW, Inc.*	149,300	5,140,399
Tadano Ltd. (Japan)	7,000	77,693
Takeuchi Manufacturing Co. Ltd. (Japan)	26,900	470,845
Timken Co. (The)	247,700	6,809,273
Trinity Industries, Inc.(a)	602,200	13,651,874
Tsubakimoto Chain Co (Japan)	92,000	576,587
United Tractors Tbk PT (Indonesia)	193,000	231,042
Wabash National Corp.*(a)	502,100	5,317,239
WEG SA (Brazil)	24,500	95,602
Yangzijiang Shipbuilding Holdings Ltd. (China)	121,100	96,832

		70,822,929

Marine — 0.2%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	242	364,527
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	3,313	5,106,930
Irish Continental Group PLC (Ireland)	17,551	85,950
Kawasaki Kisen Kaisha Ltd. (Japan)	55,000	120,926
Kuehne & Nagel International AG (Switzerland)	18,591	2,390,554
Matson, Inc.	58,900	2,267,061
MISC Bhd (Malaysia)	128,200	257,268
Mitsui OSK Lines Ltd. (Japan)	40,000	96,082
Nippon Yusen Kabushiki Kaisha (Japan)	101,000	234,061
Orient Overseas International Ltd. (Hong Kong)	96,000	451,710
Wan Hai Lines Ltd. (Taiwan)	101,000	63,946

		11,439,015

Media — 1.5%
Alibaba Pictures Group Ltd. (Hong Kong)*	190,000	42,460

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
AMC Entertainment Holdings, Inc. (Class A Stock)	6,100	$153,659
AMC Networks, Inc. (Class A Stock)*	183,600	13,434,012
Astro Malaysia Holdings Bhd (Malaysia)	28,000	17,951
Cable One, Inc.*	1,000	419,420
Cheil Worldwide, Inc. (South Korea)*	1,511	23,346
Cinemark Holdings, Inc.	358,900	11,660,661
Comcast Corp. (Class A Stock)	328,000	18,656,640
CTS Eventim AG & Co. KGaA (Germany)	2,658	98,588
Cyfrowy Polsat SA (Poland)*	6,185	38,057
Daiichikosho Co. Ltd. (Japan)	89,100	3,158,087
Discovery Communications, Inc. (Class C Stock)*(a)	284,700	6,915,363
Entertainment One Ltd. (United Kingdom)	117,368	440,922
Grupo Televisa SAB (Mexico), UTS	17,600	91,660
Harte-Hanks, Inc.	58,089	205,054
Naspers Ltd. (South Africa) (Class N Stock)	2,352	294,770
ProSiebenSat.1 Media AG (Germany)	76,340	3,747,216
Publicis Groupe SA (France)	50,718	3,466,227
Rightmove PLC (United Kingdom)	37,673	2,083,568
RTL Group SA (Germany)	2,481	213,881
Technicolor SA (France)	12,628	87,341
Thomson Reuters Corp. (Canada)	127,000	5,113,020
Time, Inc.	685,200	13,053,060
Tribune Media Co.	43,800	1,559,280
Trinity Mirror PLC (United Kingdom)	72,335	165,080
Vivendi SA (France)	69,378	1,643,692
Walt Disney Co. (The)(a)	41,600	4,251,520
Wolters Kluwer NV (Netherlands)	178,491	5,504,573

		96,539,108

Metal Fabricate/Hardware
Ntn Corp. (Japan)	31,000	127,899

Metals & Mining — 0.6%
BHP Billiton PLC (Australia)	54,151	824,263
BlueScope Steel Ltd. (Australia)	36,228	92,293
Centamin PLC (United Kingdom)	1,866,249	1,721,381
Century Aluminum Co.*(a)	160,200	736,920
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	188,865	233,138
Evolution Mining Ltd. (Australia)	117,582	104,738
Ferrexpo PLC (United Kingdom)	490,446	263,381
Fortescue Metals Group Ltd. (Australia)(a)	100,536	129,785
Freeport-McMoRan, Inc.(a)	35,600	344,964
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	35,900	86,836
Hitachi Metals Ltd. (Japan)	11,800	137,032
Hyundai Steel Co. (South Korea)	6,075	264,800
Independence Group NL (Australia)	44,056	78,849
JFE Holdings, Inc. (Japan)	23,500	308,648
KGHM Polska Miedz SA (Poland)	1,322	28,557
Kobe Steel Ltd. (Japan)	136,000	147,461
Mitsubishi Materials Corp. (Japan)	341,000	1,036,103
Mitsui Mining & Smelting Co. Ltd. (Japan)	767,000	1,378,413
MMC Norilsk Nickel PJSC (Russia), ADR	5,097	73,116
Nippon Steel & Sumitomo Metal Corp. (Japan)	49,500	902,026
Olympic Steel, Inc.	21,600	214,920
OZ Minerals Ltd. (Australia)	472,112	1,108,570
POSCO (South Korea)	467	66,032
Reliance Steel & Aluminum Co.	158,538	8,562,637

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Severstal PAO (Russia), RegS	2,036	$21,582
Sims Metal Management Ltd.	10,667	72,326
South32 Ltd. (Australia)*	3,746,378	3,621,230
Steel Dynamics, Inc.	279,700	4,805,246
Sumitomo Metal Mining Co. Ltd. (Japan)	425,000	4,827,897
Vale SA (Brazil)	1	4
Vedanta Ltd. (India), ADR	35,900	185,962
Voestalpine AG (Austria)	89,504	3,077,390
Worthington Industries, Inc.	256,300	6,786,824

		42,243,324

Multiline Retail — 0.6%
Big Lots, Inc.(a)	91,700	4,394,264
Dillard’s, Inc. (Class A Stock)	102,400	8,948,736
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	1,800	23,368
Macy’s, Inc.	242,700	12,455,364
Next PLC (United Kingdom)	9,142	1,053,540
Shinsegae Co. Ltd. (South Korea)	130	26,031
Takashimaya Co. Ltd. (Japan)	18,000	145,438
Target Corp.	132,300	10,406,718
Woolworths Holdings Ltd. (South Africa)	38,650	270,502

		37,723,961

Multi-Utilities — 0.7%
Alliant Energy Corp.	78,200	4,573,918
Black Hills Corp.	61,300	2,534,142
MDU Resources Group, Inc.	119,300	2,051,960
National Grid PLC (United Kingdom)	625,065	8,705,341
Public Service Enterprise Group, Inc.	415,700	17,525,912
RWE AG (Germany)	92,691	1,053,321
Vectren Corp.	220,700	9,271,607
YTL Corp. Bhd (Malaysia)	96,400	35,107
YTL Power International Bhd (Malaysia)	620,700	227,586

		45,978,894

Oil, Gas & Consumable Fuels — 2.9%
Adams Resources & Energy, Inc.	4,600	188,600
BG Group PLC (United Kingdom)	218,725	3,155,291
BP PLC (United Kingdom)	2,051,549	10,408,238
BW LPG Ltd. (Norway)	199,388	1,242,780
California Resources Corp.	235,500	612,300
Caltex Australia Ltd. (Australia)	79,236	1,749,131
Chevron Corp.	225,300	17,771,664
CNOOC Ltd. (China)	367,000	377,873
Delek US Holdings, Inc.	77,100	2,135,670
Dorian Lpg Ltd.*	17,400	179,394
Eni SpA (Italy)	111,752	1,757,907
Exxon Mobil Corp.	453,300	33,702,855
Gazprom OAO (Russia), ADR	67,590	271,712
Hess Corp.	229,800	11,503,788
Hollyfrontier Corp.	271,400	13,255,176
Lukoil OAO (Russia), ADR	6,199	210,518
Marathon Petroleum Corp.	305,000	14,130,650
MOL Hungarian Oil & Gas PLC (Hungary)	645	28,108
NovaTek OAO (Russia), GDR, RegS	1,172	108,410
OMV AG (Austria)	9,381	228,261
ONEOK, Inc.	22,100	711,620
Pacific Ethanol, Inc.*(a)	114,900	745,701
PetroChina Co. Ltd. (China) (Class H Stock)	84,000	58,498
Phillips 66(a)	199,700	15,344,948

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Polski Koncern Naftowy Orlen SA (Poland)	15,316	$267,414
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	87,540	150,485
PTT PCL (Thailand)	9,300	61,496
Reliance Industries Ltd. (India), GDR, 144A	15,035	390,910
Repsol SA (Spain)	46,165	538,433
Rosneft OAO (Russia), GDR, RegS	10,447	38,549
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	252,640	5,964,064
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	157,181	3,716,574
Sasol Ltd. (South Africa)	5,173	144,910
S-Oil Corp. (South Korea)	404	21,498
Surgutneftegas OAO (Russia), ADR	20,379	104,035
Tatneft OAO (Russia), ADR	3,301	92,263
Tesoro Corp.	55,500	5,396,820
Total SA (France)	232,654	10,465,501
Ultrapar Participacoes SA (Brazil)	3,400	57,108
Valero Energy Corp.	249,000	14,964,900
Western Refining, Inc.	250,400	11,047,648
Woodside Petroleum Ltd. (Australia)	40,212	823,000
World Fuel Services Corp.	243,600	8,720,880

		192,845,581

Paper & Forest Products — 0.3%
Fibria Celulose SA (Brazil)	2,300	31,119
International Paper Co.	300,000	11,337,000
Mondi Ltd. (South Africa)	1,158	24,280
Mondi PLC (South Africa)	201,129	4,215,486
Nine Dragons Paper Holdings Ltd. (Hong Kong)	30,000	15,647
P.H. Glatfelter Co.	22,200	382,284
Portucel SA (Portugal)	24,861	86,414
Schweitzer-Mauduit International, Inc.	46,600	1,602,108
UPM-Kymmene OYJ (Finland)	136,841	2,054,092

		19,748,430

Personal Products
Asaleo Care Ltd. (Australia)	226,052	284,838

Pharmaceuticals — 3.0%
AstraZeneca PLC (United Kingdom)	35,237	2,234,673
Bayer AG (Germany)	52,467	6,731,469
Bristol-Myers Squibb Co.	212,000	12,550,400
Catalent, Inc.*	59,300	1,440,990
China Medical System Holdings Ltd. (China)	20,000	23,021
Daiichi Sankyo Co. Ltd. (Japan)	283,600	4,921,015
Dr Reddy’s Laboratories Ltd. (India), ADR(a)	4,800	306,768
Eli Lilly & Co.	95,100	7,958,919
Galenica AG (Switzerland)	298	379,699
GlaxoSmithKline PLC (United Kingdom)	181,311	3,480,054
Ipsen SA (France)	2,346	145,532
Jazz Pharmaceuticals PLC*	26,300	3,492,903
Johnson & Johnson	291,300	27,192,855
Lannett Co., Inc.*(a)	49,200	2,042,784
Merck & Co., Inc.	537,100	26,527,369
Novartis AG (Switzerland)	166,635	15,315,737
Novo Nordisk A/S (Denmark) (Class B Stock)	123,873	6,684,754
Orion OYJ (Finland) (Class B Stock)	5,565	210,583
Otsuka Holdings Co. Ltd. (Japan)	85,300	2,723,762
Pfizer, Inc.	943,700	29,641,617

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Phibro Animal Health Corp. (Class A Stock)	30,800	$974,204
Prestige Brands Holdings, Inc.*	18,800	849,008
Roche Holding AG (Switzerland)	47,673	12,655,826
Sanofi (France)	129,958	12,372,080
Sawai Pharmaceutical Co. Ltd. (Japan)	2,100	122,184
SciClone Pharmaceuticals, Inc.*	53,100	368,514
Shire PLC (Ireland)	100,697	6,883,822
Sino Biopharmaceutical Ltd. (Hong Kong)	168,000	208,045
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	103,800	2,062,506
Teva Pharmaceutical Industries Ltd. (Israel)	130,626	7,382,213

		197,883,306

Professional Services — 0.4%
Capita PLC (United Kingdom)	41,889	760,785
CRA International, Inc.*	10,500	226,590
ICF International, Inc.*	28,200	856,998
Kforce, Inc.	4,100	107,748
Korn/Ferry International	5,400	178,578
ManpowerGroup, Inc.	135,691	11,111,736
Meitec Corp. (Japan)	59,700	2,082,368
On Assignment, Inc.*	19,900	734,310
Randstad Holding NV (Netherlands)	5,132	306,745
Resources Connection, Inc.	28,400	427,988
Robert Half International, Inc.	60,000	3,069,600
SGS SA (Switzerland)	3,075	5,373,239
Synergie SA (France)	3,291	85,946
Temp Holdings Co. Ltd. (Japan)	2,600	118,810
WS Atkins PLC (United Kingdom)	50,946	1,072,952

		26,514,393

Real Estate Investment Trusts (REITs) — 3.5%
AG Mortgage Investment Trust, Inc.	45,300	689,466
AIMS AMP Capital Industrial REIT (Singapore)	782,300	745,860
American Assets Trust, Inc.	111,833	4,569,496
American Campus Communities, Inc.	176,200	6,385,488
Annaly Capital Management, Inc.	1,023,500	10,101,945
Apollo Residential Mortgage, Inc.	128,772	1,630,253
Ares Commercial Real Estate Corp.	72,200	865,678
Ashford Hospitality Prime, Inc.	35,109	492,579
Ashford Hospitality Trust, Inc.	469,100	2,861,510
Big Yellow Group PLC (United Kingdom)	9,396	103,005
BioMed Realty Trust, Inc.	28,000	559,440
British Land Co. PLC (United Kingdom)	43,136	547,810
BWP Trust (Australia)	1,630,043	3,548,811
Camden Property Trust	69,800	5,158,220
CapitaLand Mall Trust (Singapore)	134,300	179,582
CBL & Associates Properties, Inc.	393,400	5,409,250
Chambers Street Properties(a)	617,700	4,008,873
Champion REIT (Hong Kong)	379,000	189,337
Chatham Lodging Trust	67,600	1,452,048
Colony Capital, Inc. (Class A Stock)	17,600	344,256
Corporate Office Properties Trust	167,100	3,514,113
Derwent London PLC (United Kingdom)	6,673	367,820
Dexus Property Group (Australia)	59,263	298,860
DiamondRock Hospitality Co.	149,900	1,656,395
Duke Realty Corp.	559,400	10,656,570
Equity Residential	58,300	4,379,496
Extra Space Storage, Inc.	97,600	7,530,816
Federation Centres (Australia)	205,613	397,049

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	19,900	$416,905
Franklin Street Properties Corp.	529,854	5,695,930
Gecina SA (France)	1,541	187,928
Geo Group, Inc. (The)	71,097	2,114,425
Gladstone Commercial Corp.	23,200	327,352
GPT Group (The) (Australia)	109,228	347,147
Growthpoint Properties Australia Ltd. (Australia)	402,458	883,458
Hammerson PLC (United Kingdom)	536,618	5,067,086
Highwoods Properties, Inc.	33,900	1,313,625
Hospitality Properties Trust	738,946	18,902,239
Hyprop Investments Ltd. (South Africa), UTS	25,098	218,608
Inland Real Estate Corp.	103,300	836,730
Invesco Mortgage Capital, Inc.	162,927	1,994,226
Kite Realty Group Trust	10,200	242,862
Ladder Capital Corp.	25,800	369,456
Lamar Advertising Co. (Class A Stock)	27,100	1,414,078
LaSalle Hotel Properties	254,600	7,228,094
Lexington Realty Trust(a)	1,200,200	9,721,620
Liberty Property Trust	232,401	7,322,956
Link REIT (The) (Hong Kong)	869,500	4,786,972
Mack-Cali Realty Corp.	99,800	1,884,224
Mapletree Greater China Commercial Trust (Singapore)	4,245,000	2,778,892
Mapletree Industrial Trust (Singapore)	402,100	419,605
Mid-America Apartment Communities, Inc.	119,600	9,791,652
ProLogis, Inc.	370,800	14,424,120
Prosperity REIT (Hong Kong)	561,000	192,336
Redefine Properties Ltd. (South Africa)	92,366	78,074
Resilient Property Income Fund Ltd. (South Africa)	26,626	223,120
Resource Capital Corp.(a)	32,035	357,831
RLJ Lodging Trust	49,070	1,239,999
Rouse Properties, Inc.	33,100	515,698
Ryman Hospitality Properties, Inc.	22,700	1,117,521
Safestore Holdings PLC (United Kingdom)	238,537	1,063,592
Scentre Group (Australia)	48,469	133,402
Segro PLC (United Kingdom)	221,510	1,441,157
Senior Housing Properties Trust	552,000	8,942,400
Shopping Centres Australasia Property Group (Australia)	400,030	549,829
Simon Property Group, Inc.	98,700	18,133,164
Summit Hotel Properties, Inc.	158,800	1,853,196
Sunlight Real Estate Investment Trust (Hong Kong)	690,000	338,247
Sunstone Hotel Investors, Inc.	259,857	3,437,908
Tanger Factory Outlet Centers, Inc.	48,200	1,589,154
Taubman Centers, Inc.	130,700	9,028,756
Urban Edge Properties	60,000	1,295,400
Weingarten Realty Investors	112,500	3,724,875
Workspace Group PLC (United Kingdom)	7,681	109,093

		232,698,968

Real Estate Management & Development — 0.7%
Aldar Properties PJSC (United Arab Emirates)	339,555	223,699
Barwa Real Estate Co. (Qatar)	1,793	21,092
CBRE Group, Inc. (Class A Stock)*	422,387	13,516,384
China Vanke Co. Ltd. (China)	11,800	25,350
Daiwa House Industry Co. Ltd. (Japan)	38,400	951,969

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Dalian Wanda Commercial Properties Co. Ltd. (China) (Class H Stock)	5,400	$31,130
Emperor International Holdings Ltd. (Hong Kong)	1,200,000	231,553
Evergrande Real Estate Group Ltd. (China)	377,000	215,430
Great Eagle Holdings Ltd. (Hong Kong)	33,000	98,389
Henderson Land Development Co. Ltd. (Hong Kong)	146,330	875,007
Hysan Development Co. Ltd. (Hong Kong)	665,000	2,768,977
Jones Lang LaSalle, Inc.	128,889	18,530,371
Kerry Properties Ltd. (Hong Kong)	571,500	1,569,114
Kowloon Development Co. Ltd. (Hong Kong)	128,000	146,995
Langham Hospitality Investments Ltd. (Hong Kong)	1,116,500	391,119
Longfor Properties Co. Ltd. (China)	27,000	34,187
Marcus & Millichap, Inc.*	47,500	2,184,525
Shimao Property Holdings Ltd. (Hong Kong)	19,000	28,712
Sino Land Co. Ltd. (Hong Kong)	208,000	316,703
Sino-Ocean Land Holdings Ltd. (China)	61,000	33,382
ST Modwen Properties PLC (United Kingdom)	63,416	398,762
Swire Properties Ltd. (Hong Kong)	52,400	145,237
Unite Group PLC (United Kingdom)	279,931	2,767,689
Wheelock & Co. Ltd. (Hong Kong)	802,000	3,483,026
Wihlborgs Fastigheter AB (Sweden)	5,217	93,536
Yuexiu Property Co. Ltd. (China)	66,660	10,981

		49,093,319

Road & Rail — 0.2%
ArcBest Corp.	85,700	2,208,489
Central Japan Railway Co. (Japan)	6,100	983,489
Landstar System, Inc.	37,500	2,380,125
Northgate PLC (United Kingdom)	132,925	915,751
Old Dominion Freight Line, Inc.*	48,700	2,970,700
Swift Transportation Co.*	39,900	599,298
Union Pacific Corp.	8,200	724,962
Werner Enterprises, Inc.	53,700	1,347,870
West Japan Railway Co. (Japan)	60,100	3,766,825

		15,897,509

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Energy Industries, Inc.*	81,000	2,130,300
Amkor Technology, Inc.*	248,200	1,114,418
Applied Materials, Inc.	127,000	1,865,630
Avago Technologies Ltd. (Singapore)	118,800	14,851,188
Cirrus Logic, Inc.*	60,100	1,893,751
Cohu, Inc.	11,600	114,376
Dialog Semiconductor PLC (United Kingdom)*	57,932	2,324,165
Epistar Corp. (Taiwan)	9,000	6,964
Integrated Device Technology, Inc.*	597,200	12,123,160
Intel Corp.	919,300	27,707,702
Melexis NV (Belgium)	1,954	90,517
PMC-Sierra, Inc.*	113,538	768,652
Powertech Technology, Inc. (Taiwan)	13,000	23,550
Semiconductor Manufacturing International Corp. (China)*	1,201,000	109,033
Sigma Designs, Inc.*	38,800	267,332
SK Hynix, Inc. (South Korea)	13,461	383,915
Skyworks Solutions, Inc.	154,500	13,010,445

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	208,000	$833,597
Teradyne, Inc.	483,800	8,713,238
Tessera Technologies, Inc.	92,700	3,004,407
Texas Instruments, Inc.(a)	31,300	1,549,976

		92,886,316

Software — 2.6%
ANSYS, Inc.*	17,900	1,577,706
Aspen Technology, Inc.*	50,500	1,914,455
AVG Technologies NV*	24,000	522,000
CA, Inc.(a)	99,100	2,705,430
Capcom Co. Ltd. (Japan)	4,300	84,790
CDK Global, Inc.	170,700	8,156,046
Citrix Systems, Inc.*	38,600	2,674,208
ePlus, Inc.*	21,300	1,684,191
Fair Isaac Corp.	21,900	1,850,550
Konami Corp. (Japan)	5,900	127,512
Manhattan Associates, Inc.*	243,300	15,157,590
Mentor Graphics Corp.	157,200	3,871,836
Mentor Graphics Corp.	11,600	285,708
Microsoft Corp.	1,226,600	54,289,316
NCSoft Corp. (South Korea)	257	41,090
Nexon Co. Ltd. (Japan)	15,900	212,576
Nintendo Co. Ltd. (Japan)	2,600	438,235
Oracle Corp.	370,400	13,378,848
Pegasystems, Inc.	48,500	1,193,585
Playtech PLC (United Kingdom)	335,963	4,218,633
Progress Software Corp.*	75,100	1,939,833
PTC, Inc.*	35,200	1,117,248
Rovi Corp.*(a)	100,900	1,058,441
SolarWinds, Inc.*	262,400	10,296,576
Solera Holdings, Inc.	195,063	10,533,402
SS&C Technologies Holdings, Inc.	56,400	3,950,256
Symantec Corp.	287,900	5,605,413
Synopsys, Inc.*	250,345	11,560,932
Totvs SA (Brazil)	1,200	8,878
Tyler Technologies, Inc.*	41,900	6,256,089
Verint Systems, Inc.*	47,500	2,049,625

		168,760,998

Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	222,400	3,476,112
America’s Car-Mart, Inc.*	14,000	463,260
Best Buy Co., Inc.	262,500	9,744,000
Bilia AB (Sweden) (Class A Stock)	83,030	1,665,123
Cato Corp. (The) (Class A Stock)	36,000	1,225,080
Dick’s Sporting Goods, Inc.	195,000	9,673,950
Express, Inc.*	128,200	2,290,934
FF Group (Greece)*	12,684	257,646
Foot Locker, Inc.	210,952	15,182,215
Gap, Inc. (The)(a)	363,039	10,346,612
Group 1 Automotive, Inc.	18,100	1,541,215
Hibbett Sports, Inc.*(a)	4,300	150,543
Home Depot, Inc. (The)(a)	153,500	17,727,715
Howden Joinery Group PLC (United Kingdom)	709,008	5,231,986
JB Hi-Fi Ltd. (Australia)	335,331	4,515,921
Lookers PLC (United Kingdom)	793,073	2,003,354
Lowe’s Cos., Inc.	27,900	1,922,868
Murphy USA, Inc.*	126,200	6,934,690

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Outerwall, Inc.(a)	4,700	$267,571
Select Comfort Corp.*	63,300	1,385,004
Shoe Carnival, Inc.	9,000	214,200
Tilly’s, Inc. (Class A Stock)*	54,810	403,402
USS Co. Ltd. (Japan)	278,700	4,635,352
Zumiez, Inc.*(a)	13,300	207,879

		101,466,632

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	809,000	89,232,700
Catcher Technology Co. Ltd. (Taiwan)	23,000	245,886
Foxconn Technology Co. Ltd. (Taiwan)	110,040	316,287
FUJIFILM Holdings Corp. (Japan)	158,400	5,921,336
Hewlett-Packard Co.	770,800	19,740,188
Konica Minolta Inc. (Japan)	26,200	276,011
Lexmark International, Inc. (Class A Stock)	210,600	6,103,188
NEC Corp. (Japan)	143,000	440,270
Pegatron Corp. (Taiwan)	109,000	266,755
Samsung Electronics Co. Ltd. (South Korea)	906	869,265

		123,411,886

Textiles, Apparel & Luxury Goods — 0.8%
Anta Sports Products Ltd. (China)	109,000	282,943
Carter’s, Inc.	222,700	20,185,528
Christian Dior SE (France)	8,129	1,523,013
Culp, Inc.	20,500	657,435
Eclat Textile Co. Ltd. (Taiwan)	3,000	47,636
Michael Kors Holdings Ltd.*	437,800	18,492,672
Moncler SpA (Italy)	9,050	162,065
NIKE, Inc. (Class B Stock)	22,400	2,754,528
Oxford Industries, Inc.	71,100	5,252,868
Pandora A/S (Denmark)	29,000	3,387,752
Pou Chen Corp. (Taiwan)	37,000	55,659
Seiko Holdings Corp. (Japan)	15,000	87,223
Swatch Group AG (The) (Switzerland)	3,115	224,716
Unifi, Inc.*	25,700	766,117
Wolverine World Wide, Inc.	10,400	225,056

		54,105,211

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	3,816	135,723
Beneficial Bancorp, Inc.*	102,300	1,356,498
Brookline Bancorp, Inc.	39,100	396,474
Charter Financial Corp.	18,822	238,663
Federal Agricultural Mortgage Corp. (Class C Stock)	9,900	256,707
First Defiance Financial Corp.	7,200	263,232
Flagstar Bancorp, Inc.*	113,400	2,331,504
OceanFirst Financial Corp.	8,500	146,370
Walker & Dunlop, Inc.*	46,300	1,207,504

		6,332,675

Tobacco — 0.8%
Altria Group, Inc.	503,000	27,363,200
British American Tobacco PLC (United Kingdom)	123,985	6,840,941
Imperial Tobacco Group PLC (United Kingdom)	134,258	6,940,957
Japan Tobacco, Inc. (Japan)	209,400	6,495,629
KT&G Corp. (South Korea)	3,589	337,614

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	95,000	$7,536,350

		55,514,691

Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	282,878	4,000,334
Barloworld Ltd. (South Africa)	8,144	44,443
GATX Corp.(a)	43,500	1,920,525
Hanwa Co. Ltd. (Japan)	23,000	84,542
ITOCHU Corp. (Japan)	521,600	5,513,956
Mitsui & Co. Ltd. (Japan)	106,100	1,192,511
MonotaRO Co. Ltd. (Japan)	3,800	87,053
Sojitz Corp. (Japan)	2,404,800	4,479,963
Sumitomo Corp. (Japan)	50,200	485,455

		17,808,782

Transportation Infrastructure
Airports of Thailand PCL (Thailand)	3,900	30,194
ASTM SpA (Italy)	53,927	716,516
Atlantia SpA (Italy)	25,111	702,426
Auckland International Airport Ltd. (New Zealand)	53,058	166,098
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	11,440	174,575
SATS Ltd. (Singapore)	314,800	848,000
Societa Iniziative Autostradali e Servizi SpA (Italy)	19,412	217,982
TAV Havalimanlari Holding A/S (Turkey)	2,831	22,245
Westports Holdings Bhd (Malaysia)	51,900	50,152
Zhejiang Expressway Co. Ltd. (China)
(Class H Stock)	236,000	257,791

		3,185,979

Water Utilities
Connecticut Water Service, Inc.	10,015	365,748
Middlesex Water Co.	18,100	431,504

		797,252

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	337,000	280,087
China Mobile Ltd. (China)	76,500	915,687
Globe Telecom, Inc. (Philippines)	4,535	228,246
KDDI Corp. (Japan)	306,100	6,851,468
MegaFon OAO (Russia), GDR, RegS	1,663	20,205
Mobile Telesystems OJSC (Russia), ADR	900	6,498
MTN Group Ltd. (South Africa)	1,250	16,074
NTT DoCoMo, Inc. (Japan)	100,800	1,700,199
Shenandoah Telecommunications Co.	22,700	971,787
Sistema JSFC (Russia), GDR, RegS	2,854	19,636
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	335,000	633,457
SoftBank Corp. (Japan)	14,600	675,101
Telephone & Data Systems, Inc.	191,100	4,769,856
Turkcell Iletisim Hizmet A/S (Turkey)	8,208	28,641
Vodacom Group Ltd. (South Africa)	3,668	36,486
Vodafone Group PLC (United Kingdom)	1,706,202	5,381,488

		22,534,916

TOTAL COMMON STOCKS (cost $4,432,434,370)		4,336,869,199

	Shares	Value
EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF(a)	100,000	$5,732,000
iShares MSCI EAFE Small-Cap Index Fund(a)	135,000	6,448,950
iShares MSCI Emerging Markets Index Fund(a)	51,000	1,671,780
iShares MSCI India ETF	900	25,713

TOTAL EXCHANGE TRADED FUNDS (cost $14,758,036)		13,878,443

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC),	3,444	236,861
Volkswagen AG (Germany) (PRFC),	8,200	900,756

		1,137,617

Banks
Banco Bradesco SA (Brazil) (PRFC)	24,180	129,972
Itau Unibanco Holding SA (Brazil) (PRFC),	28,650	190,277
Itausa-Investimentos Itau SA (Brazil) (PRFC),	152,370	274,416

		594,665

Chemicals
Braskem SA (Brazil) (PRFC A),	61,300	259,147
Fuchs Petrolub SE (Germany) (PRFC),	3,845	170,182
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B),	9,160	132,432

		561,761

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)*	22,250	15,939

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	87,500	153,834

Metals & Mining
Gerdau SA (Brazil) (PRFC),	14,400	19,723

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	155,253

TOTAL PREFERRED STOCKS (cost $4,217,132)		2,638,792

	Units
RIGHTS*
Health Care Providers & Services
RHOEN-KLINIKUM AG (Germany) (cost $8,246)	73,060	1,633

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.5%
Collateralized Loan Obligations — 2.3%
A Voce Clo Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.739%(c)	07/15/26	3,250	3,220,376
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
1.827%(c)	07/20/26	3,200	3,181,158

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.476%(c)	07/13/25	5,200	$5,158,123
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,537,375
Series 2014-3A, Class A1, 144A
1.794%(c)	04/28/26	4,600	4,569,483
Series 2014-3A, Class A2A, 144A
2.544%(c)	04/28/26	1,200	1,194,364
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.389%(c)	04/15/25	2,400	2,375,389
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
1.765%(c)	08/28/25	1,500	1,495,299
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
1.839%(c)	10/15/26	3,250	3,245,939
Series 2015-4A, Class A, 144A
1.837%(c)	04/18/27	3,750	3,722,255
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
1.821%(c)	02/17/26	500	496,783
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
1.829%(c)	10/15/26	1,750	1,739,217
Series 2014-6A, Class B, 144A
2.69%(c)	10/15/26	500	497,562
Atrium VII (Cayman Islands),
Series 7AR, Class BR, 144A
2.071%(c)	11/16/22	1,250	1,239,499
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.387%(c)	04/20/25	1,500	1,484,593
Series 2013-IA, Class B, 144A
1.887%(c)	04/20/25	5,000	4,902,016
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.695%(c)	10/22/25	2,900	2,894,424
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.789%(c)	04/17/26	2,800	2,781,509
Series 2014-5A, Class A2A, 144A
2.439%(c)	04/17/26	1,000	992,449
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	491,792
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.489%(c)	07/15/24	5,650	5,605,435
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,844,512
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
1.887%(c)	10/20/26	2,250	2,251,906
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
1.755%(c)	07/27/26	2,750	2,743,431

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.797%(c)	10/18/26	500	$498,528
Series 2015-1A, Class A, 144A
1.845%(c)	04/22/27	3,000	2,977,590
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
1.739%(c)	07/15/26	3,750	3,715,659
Fraser Sullivan CLO VII Ltd. (Cayman Islands),
Series 2012-7A, Class A2R, 144A
2.087%(c)	04/20/23	4,500	4,475,740
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
1.759%(c)	10/15/26	3,250	3,221,686
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.28%	01/25/27	1,250	1,248,832
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
1.782%(c)	07/20/27	5,500	5,465,533
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.911%(c)	05/15/26	2,300	2,300,928
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	500,566
Series 2014-2A, Class A, 144A
1.839%(c)	07/15/26	2,500	2,497,010
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
1.715%(c)	07/25/26	4,300	4,293,003
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.769%(c)	04/15/26	3,700	3,693,055
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A
1.624%(c)	01/18/27	750	749,330
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.685%(c)	10/15/26	500	491,824
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.614%(c)	08/13/25	3,000	2,985,287
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.445%(c)	07/22/25	2,200	2,179,223
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
1.815%(c)	07/22/27	3,500	3,487,880
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
1.786%(c)	07/20/27	5,500	5,488,156
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.809%(c)	04/15/26	5,150	5,151,928
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.855%(c)	10/25/26	3,250	3,231,634

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.769%(c)	07/17/26	1,600	$1,597,569
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,108,199
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
1.811%(c)	05/07/26	4,500	4,496,980
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.739%(c)	10/15/26	2,500	2,489,430
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
1.985%(c)	07/20/27	5,000	4,979,006
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.647%(c)	10/20/26	2,000	1,972,719
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,905,399
Series 2014-3A, Class A, 144A
1.915%(c)	01/22/27	2,750	2,739,054
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.409%(c)	07/15/25	5,500	5,443,169
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.787%(c)	04/20/26	2,800	2,781,023
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	493,357

			154,324,186

Non-Residential Mortgage-Backed Securities — 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,875,997
Series 2015-2A, Class A, 144A
2.630%	12/20/21	6,100	6,168,326
Chase Issuance Trust,
Series 2007-C1, Class C1
0.667%(c)	04/15/19	5,600	5,574,330
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,259,858
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,251,926
Hertz,
Series 2015-1A, Class A(g)
2.730%	03/25/21	7,000	6,947,500
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A
2.670%	09/25/21	2,900	2,899,188
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,900	5,886,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,460	$4,507,049

			48,370,805

Residential Mortgage-Backed Securities — 1.5%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.274%(c)	10/25/34	3,314	3,132,238
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.794%(c)	08/25/35	2,600	2,571,526
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.954%(c)	10/25/33	958	865,536
Series 2003-W7, Class A2
0.974%(c)	03/25/34	1,975	1,844,426
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.732%(c)	01/15/33	550	558,766
Series 2005-HE1, Class M1
0.944%(c)	03/25/35	7,045	6,777,531
Bayview Opportunity Master Fund liib NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%(c)	07/28/35	2,882	2,892,807
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.584%(c)	03/25/44	1,605	1,606,472
Chase Funding Trust,
Series 2003-1, Class 2A2
0.854%(c)	11/25/32	709	671,585
GSAMP Trust,
Series 2004-HE2, Class M1
1.169%(c)	09/25/34	6,579	6,074,936
Home Equity Asset Trust,
Series 2002-1, Class M1
1.514%(c)	11/25/32	1,891	1,772,488
Series 2004-2, Class M1
0.989%(c)	07/25/34	6,380	5,981,312
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.844%(c)	09/25/34	3,340	3,272,261
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.914%(c)	07/25/34	325	313,591
Series 2004-HE2, Class A1A
0.994%(c)	08/25/35	811	770,682
Series 2005-WMC1, Class M1
0.944%(c)	09/25/35	1,611	1,525,044
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.214%(c)	10/25/33	650	606,915
Series 2004-NC3, Class M1
0.989%(c)	03/25/34	3,068	2,916,292
Series 2005-HE2, Class M1
0.794%(c)	01/25/35	2,000	1,876,948
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.664%(c)	08/25/35	3,000	2,895,651

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.834%(c)	07/25/33	1,225	$1,143,782
Series 2003-6, Class A2
0.854%(c)	11/25/33	2,012	1,863,040
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.034%(c)	02/25/33	1,902	1,769,800
RAMP Trust,
Series 2005-EFC2, Class M3
0.929%(c)	07/25/35	8,618	8,423,842
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.959%(c)	02/25/35	1,336	1,225,684
Series 2004-BC4, Class A2C
1.174%(c)	10/25/35	8,112	7,836,539
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.319%(c)	04/25/33	3,852	3,690,711
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%	10/25/57	5,976	5,967,595
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%	02/25/55	3,817	3,804,452
VOLT XXXIV LLC,
Series 2015-NPL7, Class A1, 144A
3.250%	02/25/55	5,724	5,676,542
VOLT XXXVI LLC,
Series 2015-NP10, Class A1, 144A
3.625%	07/25/45	2,949	2,935,216
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%	07/25/45	3,948	3,939,789

			97,203,999

TOTAL ASSET-BACKED SECURITIES (cost $300,800,138)			299,898,990

BANK LOANS(c) — 0.5%
Aerospace & Defense — 0.1%
Transdigm, Inc.,
Term Loan TL
3.500%	06/15/20	2,090	2,057,783

Automobiles — 0.1%
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,955	1,947,007

Biotechnology
RPI Finance Trust,
Term Loan B4,
3.500%	11/09/20	1,293	1,288,956

Capital Markets
Financiere Lilas IV, Private Placement (France),
Facility B2,
3.750%	10/30/20	1,205	1,347,299

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	173	$171,450
HII Holding Corp.,
First Lien US Term Loan
3.539%	04/30/20	1	725

			172,175

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	903	890,982
TransUnion LLC,
Term Loan B2
3.500%	04/09/21	985	975,150

			1,866,132

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental US Term Loan
4.500%	12/01/18	514	514,308

Diversified Consumer Services
Rac Ltd. (United Kingdom),
Term Loan,
5.338%	12/17/21	620	937,788

Food & Staples Retailing
Supervalu, Inc.,
Term Loan
4.500%	03/21/19	1,487	1,488,854

Food Products
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.000%	06/06/19	371	369,818

Health Care Equipment & Supplies
Convatec, Inc.,
Dollar Term Loan
4.250%	06/27/22	286	285,442
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.500%	05/04/18	438	436,890

			722,332

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Term Loan
2.575%	01/25/19	921	912,418
Term Loan G
3.750%	12/31/19	434	432,894
Term Loan H
4.000%(c)	01/27/21	798	797,954
MPH Acquisition Holdings LLC,
Term Loan B
3.750%	03/31/21	3,747	3,696,779
Select Medical Corp.,
Series E, Tranche Term Loan B
3.750%	06/01/18	213	212,179

			6,052,224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B,
4.500%	06/06/19	970	$961,624

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan
3.250%	02/24/21	992	988,970

Household Durables
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	225	225,084

Marine
Scandlines GmbH (France),
Facility B,
4.500%	11/04/20	1,256	1,406,609

Media
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan,
4.250%	01/22/20	283	276,086
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	05/16/22	666	658,267
Univision Communications, Inc.,
Replacement First Lien Term Loan,
4.000%	03/01/20	754	746,737

			1,681,090

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21	678	677,951
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,505	1,480,975
Valeant Pharmaceuticals International, Inc.,
Term Loan
4.000%	04/01/22	995	983,309

			3,142,235

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Finance Pte. Ltd.,
Term Loan
3.750%	05/06/21	1,975	1,972,120

Software
Deltek, Inc.,
First Lien Term Loan,
5.000%	10/10/18	323	322,552

Specialty Retail
Staples, Inc.,
Term Loan B
3.500%	02/28/22	1,195	1,189,473

Trading Companies & Distributors
Flying Fortress, Inc.,
New Term Loan
3.500%	04/29/20	833	830,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
TOTAL BANK LOANS (cost $32,182,177)			$31,485,423

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	1,350	1,431,283
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	7,500	7,743,945
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,246,248
Series 2007-C6, Class A4
5.900%(c)	12/10/49	8,000	8,447,824
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	4,026,403
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	5,680	5,839,469
Series 2007-C2, Class AMFX
5.526%(c)	04/15/47	6,675	7,036,171
Commercial Mortgage Trust,
Series 2006-C8, Class AM
5.347%	12/10/46	11,425	11,892,397
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,465,504
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,029,987
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,293,769
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,140,286
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,172,202
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,632,917
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,000,750
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,215,684
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,070,184
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,183,099
Fannie Mae-Aces,
Series 2015-M8, Class AB2
2.829%	01/25/25	5,145	5,260,150
FHLMC Multifamily Structured Pass-Through Certificates,
Series-K008, Class X1, IO
1.805%(c)	06/25/20	13,619	795,125
Series-K025, Class X1, IO
1.020%(c)	10/25/22	13,289	679,184
Series-K029, Class A2
3.320%	02/25/23	3,900	4,144,417
Series-K033, Class A2
3.060%(c)	07/25/23	3,000	3,129,087

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46		7,900	$7,952,622
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47		3,000	3,112,416
Series 2014-C19, Class A3
3.669%	04/15/47		6,240	6,559,731
Series 2014-C21, Class A4
3.493%	08/15/47		3,900	4,045,298
Series 2014-C25, Class A4A1
3.408%	11/15/47		7,000	7,196,007
Series 2015-C28, Class A2
2.773%	10/15/48		1,850	1,903,458
Series 2015-C28, Class A4
3.227%	10/15/48		4,700	4,731,481
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46		6,750	6,730,675
Series 2007-LD12, Class A4
5.882%(c)	02/15/51		660	694,111
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48		4,551	4,720,353
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		6,800	6,982,267
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45		6,836	6,946,053
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45		6,463	6,582,320
Series 2006-C28, Class A1A
5.559%	10/15/48		1,896	1,960,909
Series 2007-C32, Class A1A
5.901%(c)	06/15/49		1,459	1,540,046
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,420	1,474,332
Series 2015-LC20, Class A4
2.925%	04/15/50		5,000	4,907,905
Series 2015-NXS1, Class A4
2.874%	05/15/48		7,500	7,367,535
Series 2015-NXS3, Class A3
3.354%	09/15/57		2,500	2,524,828
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45		2,850	2,836,178

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $227,898,221)				227,644,610

CORPORATE BONDS — 8.5%
Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	(a)	420	411,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45		465	$451,190
4.500%	06/01/42		535	544,787

				1,407,173

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		1,200	1,242,744
10.200%	02/06/39		1,029	1,663,276
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		3,820	3,818,109

				6,724,129

Airlines
Continental Airlines Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22		1,374	1,518,786
Delta Air Lines Pass Through Trust,
Pass-Through Certificates
6.821%	08/10/22		872	1,011,149

				2,529,935

Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,040	975,572
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	4,650,071
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,395	1,414,791
6.250%	10/02/43		2,005	2,132,672
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19	(a)	1,430	1,376,375

				10,549,481

Auto Parts & Equipment — 0.1%
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/24		400	385,000
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		1,770	1,734,600
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		2,000	2,010,000

				4,129,600

Banks — 2.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
0.894%(c)	10/06/15		15,000	15,000,195
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,630	1,591,287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.500%	10/09/15		5,000	$5,000,400
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		4,000	3,969,416
4.000%	04/01/24	(a)	1,380	1,420,444
5.000%	01/21/44	(a)	695	731,891
5.875%	02/07/42		945	1,105,016
Sub. Notes
6.110%	01/29/37		3,080	3,542,739
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	6,098,933
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		7,750	7,751,875
3.750%	04/24/24		1,210	1,201,651
4.750%	07/15/21		2,500	2,726,975
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,640,000
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49		3,605	3,555,431
Sr. Unsec’d. Notes
3.300%	04/27/25	(a)	1,370	1,334,424
3.875%	10/25/23		925	953,829
4.450%	01/10/17		3,500	3,639,443
4.950%	11/07/43		700	726,177
5.875%	01/30/42		1,150	1,337,353
8.500%	05/22/19		3,219	3,886,482
Sub. Notes
4.450%	09/29/27	(a)	2,570	2,556,140
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,278,095
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 144A
3.800%	09/15/22		800	799,087
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.700%	05/30/24	(a)	1,995	1,980,556
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,675	2,754,284
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		2,765	2,701,059
Sr. Unsec’d. Notes
3.625%	01/22/23		1,000	1,013,035
6.000%	06/15/20		1,600	1,838,795
6.250%	02/01/41		5,600	6,752,715
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18	(a)	1,825	1,844,155
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25		6,000	8,235,144

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN
1.000%	11/19/15		500	$500,270
Sr. Unsec’d. Notes, MTN
1.000%	04/07/16		500	501,028
JPMorgan Chase & Co,
Sub. Notes
4.250%	10/01/27		2,580	2,569,443
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,935	2,883,637
7.900%(c)	04/29/49		1,650	1,713,937
Sr. Unsec’d. Notes
6.400%	05/15/38	(a)	6,400	8,027,968
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		4,000	4,322,440
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	(a)	750	758,621
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,856,290
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,156,799
Sr. Unsec’d. Notes
3.750%	02/25/23		2,360	2,417,192
6.375%	07/24/42	(a)	3,700	4,546,160
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	3,225	3,644,634
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	707,396
Sub. Notes, BKNT
4.200%	11/01/25		2,005	2,106,289
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,975	1,975,000
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	1,706,472
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,734,119
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		5,815	7,074,645

				153,169,366

Beverages
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23		1,500	1,494,375
4.750%	11/15/24	(a)	1,100	1,111,000

				2,605,375

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	(a)	2,600	$2,387,221
5.750%	03/15/40		1,670	1,848,436

				4,235,657

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A (original cost $2,254,875; purchased 10/27/14-02/11/15)(f)(g)
5.375%	11/15/24		2,220	2,192,250
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		1,080	1,160,676
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	480,381

				3,833,307

Chemicals — 0.3%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		2,000	2,015,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	895,379
5.375%	03/15/44		825	800,987
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	(a)	9,800	11,846,897
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		485	510,982
5.625%	11/15/43		1,590	1,675,149

				17,744,394

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,213,487
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	(a)	2,000	2,035,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		2,095	2,181,419
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		350	327,250
7.625%	04/15/22		2,200	2,332,000
8.250%	02/01/21		394	414,685

				9,503,841

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	(a)	4,225	4,250,946

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Hewlett Packard Enterprise Co,
Gtd. Notes, 144A
2.450%	10/05/17		4,690	$4,687,374
2.850%	10/05/18		880	878,874

				9,817,194

Diversified Financial Services — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22	(a)	845	841,831
American Express Co.,
Jr. Sub. Notes
5.200%(c)	05/29/49		810	802,143
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,555	1,505,937
General Electric Capital Corp.,
Gtd. Notes, MTN
6.750%	03/15/32		5,150	6,973,975
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		494	493,364
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19	(a)	400	364,000
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19		705	729,675
7.250%	12/15/21		640	649,600

				12,360,525

Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,579,626
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,600	3,130,754
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	535	498,887
5.500%	02/01/24		2,000	1,860,000
5.750%	01/15/25	(a)	590	551,650
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		2,300	2,506,464
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	813,415
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,492,500
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		2,500	2,506,250
7.375%	11/01/22		875	882,656
7.625%	11/01/24	(a)	1,400	1,414,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	$504,891
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		2,000	2,100,000
7.875%	05/15/21		1,961	1,987,964
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	(a)	3,100	3,743,117
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,498,079

				34,070,253

Electrical Components & Equipment
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		429	300,300

Electronics — 0.1%
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,656,500

Engineering & Construction
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29		315	163,800

Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		330	330,825
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	1,910,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,100	2,126,250
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		1,700	1,799,161

				6,166,236

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,037,500

Foods — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		215	195,585
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		2,105	2,162,887
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,955,125; purchased 01/08/15-01/20/15)(f)(g)
8.250%	02/01/20		1,850	1,928,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A (original cost $1,380,000; purchased 05/20/15)(f)(g)
5.750%	06/15/25	1,380	$1,269,600
Kraft Foods Group, Inc.,
Gtd. Notes
6.500%	02/09/40	2,070	2,481,559

			8,038,256

Foreign Government Bonds
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24	2,655	2,697,892

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,200	1,167,702
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	85	83,554
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16	2,500	2,587,780

			3,839,036

Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.850%	05/15/20	1,105	1,104,758
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	4,275	4,361,971
4.375%	03/15/35	1,805	1,824,662

			7,291,391

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,318	1,288,653
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	1,245	1,220,942
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	925	867,199
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42	2,180	2,363,702
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	2,435	2,428,913
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18	1,350	1,525,365
Sr. Sec’d. Notes
4.250%	10/15/19	780	787,800
5.250%	04/15/25	800	817,000
Sr. Sec’d. Notes
4.750%	05/01/23	1,000	1,003,500

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	$1,971,651
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17	(a)	2,000	2,009,538
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18		2,600	2,775,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		2,790	2,628,652

				21,688,415

Home Builders
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		1,750	1,968,750

Insurance — 0.4%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43		190	191,085
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36		3,700	4,477,007
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Jr. Sub. Notes, 144A
5.100%(c)	10/29/49		340	351,050
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		2,000	2,376,892
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		3,200	4,111,990
MetLife, Inc.,
Sr. Unsec’d. Notes
4.875%	11/13/43		2,305	2,429,802
6.750%	06/01/16		5,500	5,717,261
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	2,946,849
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,414,458

				24,016,394

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.125%	06/01/20	(a)	360	325,836
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		5,375	5,106,250

				5,432,086

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		1,275	1,361,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19		2,200	$2,414,500
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17		2,130	2,155,952
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	1,475	1,264,813

				7,196,328

Machinery-Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20		1,750	1,776,250

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	1,978,925
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,511	1,424,117
7.750%	07/15/21		500	528,800
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17		1,150	1,198,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.125%	05/01/23		925	852,757
5.375%	05/01/25		560	510,300
Gtd. Notes
5.125%	02/15/23		650	599,625
5.750%	01/15/24	(a)	2,000	1,910,000
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35		1,090	1,102,804
6.484%	10/23/45		1,310	1,321,593
6.834%	10/23/55		345	343,984
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	6,139,588
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		2,200	2,310,000
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16		3,600	3,627,000
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	641,496
Gtd. Notes, RegS
6.375%	07/28/17		900	950,508
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,680,126
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		300	239,538
Sr. Unsec’d. Notes

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.850%	09/01/43		650	$601,743
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,871,500
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	750,054

				31,583,333

Mining
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	(a)	1,315	1,330,059
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,134,735
Sr. Unsec’d. Notes
5.875%	04/23/45		800	649,480

				3,114,274

Miscellaneous Manufacturing
Amsted Industries, Inc.,
Gtd. Notes, 144A (original cost $1,002,500; purchased 06/22/15)(f)(g)
5.000%	03/15/22		1,000	985,000

Multi-National
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,237,164

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		2,275	2,275,000

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36		3,000	1,140,000
6.375%	09/15/17		4,000	4,316,520
Devon Energy Corp.,
Sr. Unsec’d. Notes
7.950%	04/15/32		1,900	2,335,377
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		700	856,484
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	(a)	605	461,313
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,072,494
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.300%	11/12/15		750	752,183
9.250%	04/23/19		2,000	2,207,500
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	(a)	2,305	2,294,607

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	$4,097,237
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	527,650
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		2,550	2,314,678
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		825	782,087
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19		1,810	669,700
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	818,386
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,176,000
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18	(a)	6,000	6,070,470
Gtd. Notes
3.250%	05/11/25	(a)	2,170	2,145,818
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		605	538,584

				34,577,088

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		2,250	2,103,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	(a)	670	674,187
6.375%	08/15/25		495	499,950
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,898,920

				5,176,807

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22	(a)	1,310	1,308,868
3.600%	05/14/25		1,505	1,484,332
4.500%	05/14/35		2,530	2,442,222
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,100	1,062,643
4.550%	03/15/35		1,165	1,071,871
4.750%	03/15/45		655	594,710
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	3,153,717

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	$964,739
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		1,085	1,074,150
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		1,500	1,457,813
6.125%	04/15/25		1,335	1,271,588
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,003,820

				18,890,473

Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30		3,500	3,569,636
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,602,853
4.900%	03/15/35	(a)	340	274,641
5.150%	03/15/45		855	666,969
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	(a)	1,055	967,763
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	(a)	2,810	2,655,304
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,370,526

				12,107,692

Real Estate — 0.1%
WEA Finance LLC / Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,477,161

Retail — 0.2%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35		865	907,619
5.125%	07/20/45		1,090	1,171,699
5.300%	12/05/43		310	342,033
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,424,648
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		2,200	2,326,500
8.500%	06/15/19		750	875,625
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		1,600	1,660,000

				11,708,124

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22			1,800	$1,881,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18			1,800	1,804,500
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
5.000%	10/01/25			1,330	1,248,537

					4,934,037

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21			1,500	1,502,985
First Data Corp.,
Gtd. Notes
11.250%	01/15/21			2,250	2,458,125
12.625%	01/15/21			1,070	1,215,787
Sr. Sec’d. Notes, 144A
6.750%	11/01/20			607	634,315
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	(a)		7,100	6,921,939
4.300%	07/08/34			1,295	1,298,370

					14,031,521

Telecommunications — 0.7%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20			2,250	2,368,125
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25			3,585	3,421,868
4.500%	05/15/35			555	507,723
4.750%	05/15/46			1,490	1,365,283
4.800%	06/15/44			2,530	2,338,977
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(c)	12/15/30	(a)		735	1,096,011
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16			806	902,720
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25			1,170	1,122,475
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21			675	659,813
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, RegS
11.625%	01/31/20			1,300	1,413,529
11.750%	01/31/20		EUR	700	848,670
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20			2,000	2,090,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			2,800	2,962,750

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,500	$1,320,000
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		1,750	1,836,275
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,911,875
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		1,145	1,115,216
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19		1,445	1,470,287
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		2,700	2,858,625
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	(a)	1,740	1,529,091
4.672%	03/15/55		1,873	1,612,840
4.862%	08/21/46		4,560	4,275,971
5.012%	08/21/54		4,245	3,863,561

				42,891,685

TOTAL CORPORATE BONDS (cost $564,115,697)				559,938,723

FOREIGN GOVERNMENT BONDS — 0.9%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)	1,200	972,000
7.125%	01/20/37		1,000	935,000
Unsec’d. Notes
11.000%	06/26/17		EUR 2,100	2,604,673
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		1,170	1,093,950
7.375%	09/18/37		1,000	1,122,500
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		1,000	1,364,784
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	1,016,468
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, MTN(g)
3.800%	08/08/17		JPY 390,000	2,738,339
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	(g)	JPY 300,000	2,502,652
4.125%	02/19/18		1,480	1,537,350
6.375%	03/29/21		808	922,329
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21		EUR 1,005	1,075,266
3.375%	07/30/25		EUR 1,680	1,729,373
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21		2,500	2,581,180

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27	(h)	EUR 2,800	$4,616,213
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS
3.450%	03/24/17		JPY 20,000	173,200
3.700%	11/14/16		JPY 100,000	861,335
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.375%	02/13/25		3,000	2,920,665
Kingdom of Belgium (Belgium),
Sr. Unsec’d. Notes, RegS
1.500%	06/22/18		3,000	3,032,850
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23		EUR 3,000	3,420,804
3.625%	03/15/22		1,250	1,261,250
6.050%	01/11/40		250	273,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,400	4,015,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20		985	1,062,569
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.250%	03/15/16		EUR 800	917,006
7.750%	01/14/31		1,000	1,417,220
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A
5.125%	10/15/24		3,750	3,973,575
Unsec’d. Notes, RegS
5.125%	10/15/24		1,750	1,854,335
Republic of Latvia (Latvia),
Sr. Unsec’d. Notes, RegS
5.250%	02/22/17		500	526,498
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		1,308	1,411,005
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		800	880,000
5.500%	10/26/22		2,900	3,256,712
5.850%	05/10/23		200	228,516
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, MTN
4.500%	04/05/16		EUR 800	911,052
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		895	927,667
7.000%	06/05/20	(a)	2,000	2,210,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $67,158,992)				62,347,086

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds
6.263%	04/01/49		1,330	1,768,235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Department of Water,
Revenue Bonds, BABs
6.008%	07/01/39	1,850	$2,282,179
University of California,
Revenue Bonds
3.934%	05/15/45	340	324,459
4.131%	05/15/45	360	348,574
4.767%	05/15/2115	850	799,502

			5,522,949

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,232,447

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	551,447
5.522%	10/01/44	1,340	1,592,845

			2,144,292

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
6.105%	12/01/39	1,035	1,268,072

TOTAL MUNICIPAL BONDS (cost $10,369,408)			10,167,760

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,095	1,025,622
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	921,457
Credit Suisse Group Funding Guernsey Ltd (Switzerland),
Gtd. Notes, 144A
2.750%	03/26/20	1,230	1,226,563
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,326,473
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,238,556
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18	2,800	3,035,200
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,034,492
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	1,500	1,498,745
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16	3,300	3,471,600
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	2,000	2,102,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
5.500%	06/27/44		1,150	$922,875
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	1,644,650
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.400%	10/01/20		3,050	3,054,770
UBS AG(Switzerland),
Sr. Unsec’d. Notes, MTN
1.800%	03/26/18	(a)	2,320	2,318,821
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18		550	564,927

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,895,565)				26,387,651

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Aire Valley Mortgages PLC (United Kingdom),
Series 2004-1X, Class 3A1, RegS
0.986%(c)	09/20/66		GBP 2,924	4,242,235
Series 2007-1A, Class 2A1, 144A
0.585%(c)	09/20/66		3,619	3,394,329
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.384%(c)	03/25/36		4,625	4,380,237
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(c)	01/01/30		3,353	3,359,590
Series 2015-R6, Class 1A1, 144A
0.354%(c)	10/25/37		5,215	4,755,308
CSMC,
Series 2015-3R, Class 10A1, 144A
2.191%(c)	10/29/47		7,168	7,182,206
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.694%(c)	02/25/25		1,493	1,496,587
Granite Master Issuer PLC (United Kingdom),
Series 2007-1, Class 3B1, RegS
0.237%(c)	12/20/54		EUR 5,000	5,523,812
GSMSC Resecuritization Trust,
Series 2015-3R, Class 2A1, 144A
0.339%(c)	10/26/36		6,610	6,211,862
Series 2015-3R, Class 2A2, 144A
0.339%(c)	10/26/36		1,600	1,137,585
Series 2015-4R, Class A1, 144A
0.339%(c)	03/26/37		2,160	2,037,266
Series 2015-4R, Class A2, 144A
0.339%(c)	03/26/37		400	303,396
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.329%(c)	12/01/21		4,649	4,625,479
Series 2015-1, Class A, 144A
2.199%(c)	01/01/20		6,621	6,614,149
Series 2015-2, Class A, 144A
2.199%(c)	01/01/20		6,585	6,541,593
Series 2015-3, Class A, 144A
2.197%(c)	03/01/20		4,488	4,454,317
Series 2015-4, Class A1, 144A

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.199%(c)	04/01/20		4,731	$4,674,838
Series 2015-5, Class A1, 144A
2.199%(c)	04/01/20		2,492	2,484,541
Series 2015-6, Class A, 144A
2.199%(c)	05/01/20		9,373	9,291,854
Series 2015-7, Class A, 144A
2.197%(c)	07/01/20		2,916	2,875,120
Series 2015-8, Class A1, 144A
2.199%(c)	08/01/20		5,538	5,471,230

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $90,746,571)				91,057,534

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,431	1,461,945
3.000%	06/01/29		2,155	2,249,326
3.500%	01/01/27		827	877,383
3.500%	TBA		2,000	2,080,938
4.000%	09/01/40		6,152	6,569,784
4.000%	12/01/40		2,369	2,529,621
4.000%	TBA		3,000	3,187,417
4.500%	02/01/41		36	38,873
4.500%	04/01/41		72	79,980
4.500%	10/01/43		41	43,953
4.500%	01/01/44		68	73,099
4.500%	01/01/44		51	55,657
4.500%	03/01/44		70	76,344
4.500%	05/01/44		1,964	2,127,139
4.500%	12/01/44		420	454,875
Federal National Mortgage Assoc.
2.500%	04/01/28		684	703,495
2.500%	06/01/28		1,422	1,463,539
2.500%	08/01/28		190	195,106
2.500%	09/01/28		89	90,583
2.500%	09/01/28		41	41,361
2.500%	01/01/29		446	456,657
2.500%	TBA		15,500	15,801,765
3.000%	08/01/43		2,235	2,272,005
3.000%	08/01/43		443	450,449
3.000%	01/01/45		473	479,827
3.000%	04/01/45		1,966	1,994,305
3.000%	04/01/45		1,371	1,391,116
3.000%	04/01/45		57	58,216
3.500%	05/01/42		15,530	16,241,501
3.500%	05/01/42		814	851,324
3.500%	TBA		44,000	45,800,904
4.000%	09/01/40		3,826	4,087,880
4.000%	12/01/43		168	178,941
4.000%	TBA		8,000	8,517,815
4.000%	TBA	(t)	24,000	25,600,320
4.500%	08/01/44		924	1,003,153
4.500%	TBA		23,000	24,932,359
5.000%	TBA		2,500	2,754,541
Government National Mortgage Assoc.
3.000%	08/20/45		7,483	7,646,943
3.000%	TBA		3,500	3,571,573

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/20/43			4,307	$4,525,729
3.500%	04/20/45			10,714	11,243,427
3.500%	TBA	(t)		9,000	9,429,958
3.500%	TBA			18,000	18,818,428
4.500%	TBA			5,250	5,639,650
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.350%	06/07/21			GBP 1,100	1,958,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,189,960)					240,108,084

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes
2.000%	08/15/25			4,750	4,724,891
U.S. Treasury Strip Coupon
1.739%(s)	05/15/22	(h)(k)		36,759	32,530,281

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,242,155)					37,255,172

TOTAL LONG-TERM INVESTMENTS (cost $6,047,016,668)					5,939,679,100

				Shares
SHORT-TERM INVESTMENTS — 14.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $958,026,712; includes $281,652,783 of cash collateral for securities on loan)(b)(w)				958,026,712	958,026,712

				Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.030%	12/17/15			380	380,012
0.100%	12/17/15			150	150,005
0.210%	03/03/16			13,400	13,398,499

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,917,905)					13,928,516

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/05/16			Citigroup Global Markets	28,860	123,165

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Maturity Date		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	27,700	$27,634
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	19,640	216,141
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	32,000	479,920
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	JPMorgan Chase	22,980	237,802
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets	38,510	694,539
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	13,940	219,143
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	JPMorgan Chase	27,700	479,745
10-Year US Treasury Note Futures,
expiring 10/23/15, Strike Price $126.00		34	95,094
expiring 10/23/15, Strike Price $126.50		34	79,156
expiring 10/23/15, Strike Price $127.00		34	63,750
expiring 10/23/15, Strike Price $127.50		17	24,969
expiring 10/23/15, Strike Price $130.50		85	11,953
Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $98.75		130	325
expiring 12/14/15, Strike Price $98.88		130	325
expiring 12/14/15, Strike Price $99.13		1,880	4,700
expiring 12/14/15, Strike Price $99.38		1,750	4,375

TOTAL OPTIONS PURCHASED (cost $1,597,070)			2,762,736

		Notional Amount (000)#	Value
TOTAL SHORT-TERM INVESTMENTS (cost $973,541,687)			$974,717,964

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.7% (cost $7,020,558,355)			6,914,397,064

OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.01%and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	32,000	(69,699)
Pay a fixed rate of 1.28%and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	22,980	(146,416)
Pay a fixed rate of 1.40%and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	55,400	(308,477)
Pay a fixed rate of 1.48%and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	13,940	(139,025)
10-Year US Treasury Note Futures, expiring 10/23/15,
Strike Price $128.00		68	(74,375)
expiring 10/23/15, Strike Price $128.50		68	(55,250)
expiring 10/23/15, Strike Price $129.00		170	(100,939)

			(894,181)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/15, Strike Price $99.00		520	(1,300)
expiring 12/14/15, Strike Price $99.25		3,370	(8,425)

			(9,725)

TOTAL OPTIONS WRITTEN (premiums received $572,523)			(903,906)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN —104.7% (cost $7,019,985,832)			6,913,493,158
Liabilities in excess of other assets(x) — (4.7)%			(312,345,719)

NET ASSETS — 100.0%			$6,601,147,439

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $275,269,875; cash collateral of $281,652,783 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,210,784. The aggregate value of $8,752,762 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $33,000,000 is approximately 0.5% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
4,072	5 Year U.S. Treasury Notes	Dec. 2015	$488,005,759	$490,739,625	$2,733,866
4,192	10 Year U.S. Treasury Notes	Dec. 2015	535,079,287	539,654,500	4,575,213
502	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	80,314,173	80,523,938	209,765
112	CAC40 10 Euro	Oct. 2015	5,651,749	5,571,028	(80,721)
17	DAX Index	Dec. 2015	4,800,116	4,587,272	(212,844)
61	FTSE 100 Index	Dec. 2015	5,590,556	5,553,718	(36,838)
351	Mini MSCI EAFE Index	Dec. 2015	29,996,460	28,948,725	(1,047,735)
181	Russell 2000 Mini Index	Dec. 2015	20,889,210	19,835,790	(1,053,420)
1,312	S&P 500 E-Mini	Dec. 2015	127,523,120	125,210,720	(2,312,400)
62	S&P 500 Index	Dec. 2015	30,230,425	29,584,850	(645,575)
80	TOPIX Index	Dec. 2015	9,716,500	9,412,745	(303,755)

					1,825,556

Short Position:
1,217	2 Year U.S. Treasury Notes	Dec. 2015	266,257,266	266,561,031	(303,765)

					$1,521,791

(1) Cash of $393,169 and $757,122 has been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively and U.S. Treasury Obligations with market values of $10,194,751 and $13,928,516 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 10/22/15	Credit Suisse First Boston Corp.	MXN	844	$50,150	$49,850	$(300)
Turkish Lira,
Expiring 10/26/15	JPMorgan Chase	TRY	29,869	9,795,644	9,787,545	(8,099)

				$9,845,794	$9,837,395	$(8,399)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/16/15	Citigroup Global Markets	AUD	358	$265,537	$250,981	$14,556

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 10/28/15	UBS AG	GBP	4,853	$7,534,453	$7,341,022	$193,431
Euro,
Expiring 10/28/15	BNP Paribas	EUR	1,304	1,443,778	1,458,066	(14,288)
Expiring 10/28/15	JPMorgan Chase	EUR	13,412	14,740,105	14,992,565	(252,460)
Hungarian Forint,
Expiring 10/22/15	Citigroup Global Markets	HUF	128,843	451,760	459,119	(7,359)
Japanese Yen,
Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	75,782	612,591	631,916	(19,325)
Polish Zloty,
Expiring 10/23/15	Barclays Capital Group	PLN	1,586	417,621	417,110	511
Swiss Franc,
Expiring 10/28/15	JPMorgan Chase	CHF	205	214,222	210,832	3,390
Turkish Lira,
Expiring 10/26/15	Citigroup Global Markets	TRY	29,103	10,453,564	9,536,598	916,966
Expiring 10/26/15	Citigroup Global Markets	TRY	1,321	464,300	432,952	31,348

				$36,597,931	$35,731,161	866,770

						$858,371

Forward rate agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC forward rate swap agreements:
58,300	10/28/15	1.700%	7 Year CMS(1)	$20,608	$—	$20,608	Citigroup Global Markets
58,300	10/28/15	3.105%	102 CMM(1)	15,080	—	15,080	Citigroup Global Markets

				$35,688	$—	$35,688

(1)	Portfolio pays the fixed rate and receives the floating rate.

Interest rate swap agreements outstanding at September 30, 2015:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	465,000	02/25/20	3.910%	1 Day CLOIS(1)	$(13,366)	$—	$(13,366)	JPMorgan Chase
COP	140,000	02/13/20	5.050%	1 Day COLIBOR OIS(1)	(2,081)	—	(2,081)	Deutsche Bank AG
COP	600,000	04/17/20	5.050%	1 Day COLIBOR OIS(1)	(9,136)	—	(9,136)	Deutsche Bank AG
COP	1,160,000	04/10/25	6.020%	1 Day COLIBOR OIS(1)	(34,197)	—	(34,197)	JPMorgan Chase
MXN	47,400	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	103,619	—	103,619	Credit Suisse First Boston
MXN	45,500	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	50,432	—	50,432	Deutsche Bank AG
MXN	76,500	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(276,933)	—	(276,933)	Barclays Bank PLC
	1,580	10/02/18	1.080%	CPI Urban Consumer NSA(2)	1,774	—	1,774	JPMorgan Chase
	3,240	08/28/20	1.408%	CPI Urban Consumer NSA(2)	(14,244)	—	(14,244)	JPMorgan Chase
	4,740	10/01/20	1.290%	CPI Urban Consumer NSA(2)	7,840	—	7,840	JPMorgan Chase

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(1)	$17,638	$(205)	$17,843	HSBC Bank USA

					$(168,654)	$(205)	$(168,449)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	1,800	03/07/29	4.742%	6 Month LIBOR(1)	$—	$239,698	$239,698
CAD	12,250	01/09/20	1.710%	3 Month Canadian Banker’s Acceptances(2)	(41,632)	(252,330)	(210,698)
EUR	1,380	05/12/25	0.895%	6 Month EURIBOR(1)	—	1,051	1,051
EUR	3,000	07/28/25	0.780%	1 Day EONIA(2)	—	(41,767)	(41,767)
GBP	1,110	11/03/24	1.960%	1 Day SONIA(2)	—	(121,941)	(121,941)
GBP	1,650	01/08/25	1.325%	1 Day SONIA(2)	—	(4,979)	(4,979)
MXN	85,700	02/09/18	4.630%	28 Day Mexican Interbank Rate(1)	2,947	14,741	11,794
MXN	50,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	—	54,571	54,571
MXN	10,200	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	(146)	(22,771)	(22,625)
SEK	41,050	08/14/25	1.220%	6 Month STIBOR(2)	(24,343)	(51,212)	(26,869)
	104,300	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(2)	—	(15,929)	(15,929)
	89,000	10/28/15	0.282%	1 Day Overnight Fed Funds Effective Rate(2)	—	(14,048)	(14,048)
	80,000	10/28/15	1.780%	1 Day Overnight Fed Funds Effective Rate(2)	—	(3,875)	(3,875)
	100,200	01/27/16	2.870%	1 Day Overnight Fed Funds Effective Rate(2)	—	(6,498)	(6,498)
	40,500	08/21/17	1.250%	3 Month LIBOR(2)	—	436,075	436,075
	36,450	02/28/19	1.806%	3 Month LIBOR(2)	44,693	(934,070)	(978,763)
	3,850	02/28/19	1.625%	3 Month LIBOR(2)	—	(74,450)	(74,450)
	5,400	11/06/19	1.752%	3 Month LIBOR(2)	—	(148,663)	(148,663)
	6,720	12/02/19	1.638%	3 Month LIBOR(2)	—	(142,543)	(142,543)
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	—	(240,974)	(240,974)
	11,770	09/04/20	1.584%	3 Month LIBOR(2)	—	(124,456)	(124,456)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(547,608)	(547,608)
	321,100	12/31/21	1.787%	3 Month LIBOR(2)	(427,845)	(5,102,575)	(4,674,730)
	25,000	12/31/21	1.850%	3 Month LIBOR(2)	—	(497,831)	(497,831)
	84,750	05/31/22	1.741%	3 Month LIBOR(2)	588,325	(457,397)	(1,045,722)
	83,350	05/31/22	2.237%	3 Month LIBOR(1)	(63,587)	(3,101,341)	(3,037,754)
	68,350	08/31/22	2.013%	3 Month LIBOR(2)	(258,807)	(1,183,636)	(924,829)
	31,650	08/31/22	1.788%	3 Month LIBOR(2)	—	(91,964)	(91,964)
	14,150	08/31/22	1.786%	3 Month LIBOR(2)	—	(39,220)	(39,220)
	6,630	09/04/25	2.214%	3 Month LIBOR(2)	—	(135,173)	(135,173)
ZAR	57,300	08/26/20	7.855%	3 Month JIBAR(2)	(4,113)	11,078	15,191
ZAR	23,800	11/14/23	8.190%	3 Month JIBAR(1)	—	(243)	(243)
ZAR	2,700	01/12/25	7.430%	3 Month JIBAR(1)	—	(11,011)	(11,011)
ZAR	16,300	01/13/25	7.440%	3 Month JIBAR(1)	—	(65,907)	(65,907)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.):
ZAR	6,500	01/13/25	7.430%	3 Month JIBAR(1)	$—	$(26,596)	$(26,596)

					$(184,508)	$(12,703,794)	$(12,519,286)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Kingdom of Spain	12/20/20	1.000%	8,175	*	$(31,879)	$(16,581)	$(15,298)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%	$5,000	$(279,071)	$(281,458)	$2,387	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2015(5)	Unrealized Appreciation
Exchange-traded credit default swaps – Buy Protection(2):
CDX.NA.IG.24.V1	06/20/20	353,000	1.000%	$(5,836,683)	$(1,888,376)	$3,948,307

U.S. Treasury Obligation with a market of value of $20,801,008 has been segregated with Citigroup Global Markets and a Foreign Government Bond with a market value of $4,570,051 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts as of September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Currency swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPY 195,000	3 Month LIBOR		1,655	3 Month LIBOR minus 69.88 bps	JPMorgan Chase	11/26/16	$(28,808)	$—	$(28,808)
JPY 780,000	3 Month LIBOR minus 67.33 bps		6,607	3 Month Libor	JPMorgan Chase	11/28/16	(101,769)	—	(101,769)
8,847	3 Month Libor	EUR	7,700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	206,123	—	206,123
3,431	3 Month LIBOR	JPY	350,000	3 Month LIBOR minus 35.75 bps	Deutsche Bank AG	05/14/17	505,951	—	505,951
2,483	3 Month LIBOR plus 54.24 bps	JPY	300,000.155%		JPMorgan Chase	10/26/17	(23,252)	—	(23,252)
1,637	3 Month LIBOR minus 69.88 bps	JPY	195,000	3 month LIBOR	JPMorgan Chase	11/26/24	3,013	(409)	3,422
6,546	3 Month LIBOR	JPY	780,000	3 Month LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(4,796)	(2,319)	(2,477)

							$556,462	$(2,728)	$559,190

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/41	3,862	Pay variable payments based on 1 month LIBOR and receive fixed payments based on IFN Index	$(51,896)	$(8,441)	$(43,455)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,459,052,947	$877,816,252	$—
Exchange Traded Funds	13,878,443	—	—
Preferred Stocks	1,175,740	1,463,052	—
Rights	1,633	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	154,324,186	—
Non-Residential Mortgage-Backed Securities	—	41,423,305	6,947,500
Residential Mortgage-Backed Securities	—	97,203,999	—
Bank Loans	—	31,485,423	—
Commercial Mortgage-Backed Securities	—	222,089,795	5,554,815
Corporate Bonds	—	553,879,111	6,059,612
Foreign Government Bonds	—	62,347,086	—
Municipal Bonds	—	10,167,760	—
Non-Corporate Foreign Agencies	—	26,387,651	—
Residential Mortgage-Backed Securities	—	91,057,534	—
U.S. Government Agency Obligations	—	240,108,084	—
Affiliated Money Market Mutual Fund	958,026,712	—	—
U.S. Treasury Obligations	—	51,183,688	—
Options Purchased	284,647	2,478,089	—
Options Written	(240,289)	(663,617)	—
Other Financial Instruments*
Financial Futures Contracts	1,521,791	—	—
OTC Forward rate agreements	—	—	35,688
OTC Forward Foreign Currency Exchange Contracts	—	858,371	—
OTC interest rate swaps	—	(168,654)	—
Exchange-traded interest rate swaps	—	(12,519,286)	—
OTC credit default swaps	—	(310,950)	—
Exchange-traded credit default swaps	—	3,948,306	—
OTC Total Return Swaps	—	(51,896)	—
OTC Currency Swap Agreements	—	556,462	—

Total	$4,433,701,624	$2,455,063,751	$18,597,615

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$3,637,357
Equity contracts	(5,745,184)
Foreign exchange contracts	858,371
Interest rate contracts	(3,020,248)

Total	$(4,269,704)

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 91.0%
Brazil — 3.6%
AMBEV SA	298,100	$1,464,747
Banco do Brasil SA	179,600	680,890
BB Seguridade Participacoes SA	22,100	137,634
Fibria Celulose SA	7,700	104,182
JBS SA	214,600	908,850
Klabin SA	17,500	97,024
Sul America SA, UTS	6,000	27,393
TOTVS SA	4,000	29,593
Ultrapar Participacoes SA	11,200	188,122
Vale SA	1	4
WEG SA	49,700	193,936

		3,832,375

Chile — 0.2%
Banco de Chile	847,022	88,288
SACI Falabella	14,360	88,982

		177,270

China — 23.1%
Agricultural Bank of China Ltd. (Class H Stock)	802,000	304,595
Anhui Conch Cement Co. Ltd. (Class H Stock)	38,000	112,347
ANTA Sports Products Ltd.	352,000	913,724
Bank of China Ltd. (Class H Stock)	2,486,000	1,072,045
Bank of Communications Co. Ltd. (Class H Stock)	1,308,000	911,734
BBMG Corp. (Class H Stock)	39,000	26,913
China Cinda Asset Management Co. Ltd. (Class H Stock)	203,000	70,592
China Construction Bank Corp. (Class H Stock)	2,611,000	1,742,405
China Everbright Bank Co. Ltd. (Class H Stock)	1,725,000	753,729
China Everbright Ltd.	240,000	551,207
China Galaxy Securities Co. Ltd. (Class H Stock)	104,500	74,033
China International Marine Containers Group Co. Ltd. (Class H Stock)	15,700	27,668
China Life Insurance Co. Ltd. (Class H Stock)	256,000	892,001
China Medical System Holdings Ltd.	38,000	43,740
China Merchants Bank Co. Ltd. (Class H Stock)	278,000	677,571
China Mobile Ltd.	189,000	2,262,285
China National Building Material Co. Ltd. (Class H Stock)	90,000	52,147
China Oilfield Services Ltd. (Class H Stock)	64,000	64,511
China Pacific Insurance Group Co. Ltd. (Class H Stock)	81,400	303,650
China Petroleum & Chemical Corp. (Class H Stock)	792,800	485,624
China Railway Construction Corp. Ltd. (Class H Stock)	60,000	88,761
China Railway Group Ltd. (Class H Stock)	134,000	122,392
China Shenhua Energy Co. Ltd. (Class H Stock)	80,000	122,871
China State Construction International Holdings Ltd.	24,000	34,441
China Telecom Corp. Ltd. (Class H Stock)	432,000	209,312

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Unicom Hong Kong Ltd.	184,000	$234,083
China Vanke Co. Ltd. (Class H Stock)	39,300	84,430
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,313,000	746,512
CITIC Pacific Ltd.	140,000	255,600
CNOOC Ltd. (Class H Stock)	934,000	961,672
Dalian Wanda Commercial Properties Co. Ltd. (Class H Stock)	17,900	103,191
Evergrande Real Estate Group Ltd.	1,194,000	682,291
Franshion Properties China Ltd.	114,000	28,835
Geely Automobile Holdings Ltd.	1,915,000	917,890
GF Securities Co. Ltd. (Class H Stock)*	33,400	60,902
Haitong Securities Co. Ltd. (Class H Stock)	101,600	148,054
Huadian Power International Corp. Ltd. (Class H Stock)	836,000	655,959
Huatai Securities Co. Ltd. (Class H Stock)*	26,600	53,075
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,283,000	1,318,898
Longfor Properties Co. Ltd.	51,500	65,209
New China Life Insurance Co. Ltd. (Class H Stock)	27,500	119,206
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	212,000	104,041
PetroChina Co. Ltd. (Class H Stock)	230,000	160,173
Ping An Insurance Group Co. (Class H Stock)	162,000	809,512
Semiconductor Manufacturing International Corp.*	1,373,000	124,648
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	383,200	803,158
Shui On Land Ltd.	110,500	25,507
Sinopharm Group Co. Ltd. (Class H Stock)	37,200	130,845
Tencent Holdings Ltd.	162,500	2,739,196
Yuexiu Property Co. Ltd.	126,580	20,852
Zhejiang Expressway Co. Ltd. (Class H Stock)	626,000	683,800
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	104,500	777,588
Zijin Mining Group Co. Ltd. (Class H Stock)	180,000	47,221

		24,782,646

Colombia — 0.1%
Almacenes Exito SA	27,412	118,603

Greece — 0.5%
Folli Follie SA*	17,192	349,216
Hellenic Telecommunications Organization SA	9,676	85,020
OPAP SA	7,950	72,062

		506,298

Hong Kong — 0.4%
China Resources Cement Holdings Ltd.	62,000	28,382
Nine Dragons Paper Holdings Ltd.	56,000	29,208
Shimao Property Holdings Ltd.	47,500	71,780
Sino Biopharmaceutical Ltd.	276,000	341,787

		471,157

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	3,914	170,567
Richter Gedeon Nyrt	3,421	54,389

		224,956

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India — 6.9%
Dr. Reddy’s Laboratories Ltd., ADR(a)	15,800	$1,009,778
GAIL India Ltd., GDR, RegS	1,014	27,682
ICICI Bank Ltd., ADR	16,400	137,432
Infosys Ltd., ADR(a)	100,500	1,918,545
Larsen & Toubro Ltd., GDR, RegS	9,886	220,952
Mahindra & Mahindra Ltd., GDR	32,817	633,368
Reliance Industries Ltd., GDR	49,894	1,297,244
State Bank of India, GDR, RegS	4,711	171,245
Tata Motors Ltd., ADR*	32,000	720,000
Tata Steel Ltd., GDR, RegS	17,548	57,733
Vedanta Ltd., ADR	56,700	293,706
Wipro Ltd., ADR(a)	79,400	975,826

		7,463,511

Indonesia — 1.1%
Astra Agro Lestari Tbk PT	16,700	20,717
Indofood Sukses Makmur Tbk PT	147,000	55,323
Telekomunikasi Indonesia Persero Tbk PT	1,648,900	297,793
Unilever Indonesia Tbk PT	47,400	123,128
United Tractors Tbk PT	606,200	725,689

		1,222,650

Malaysia — 2.2%
Astro Malaysia Holdings Bhd	33,300	21,349
Berjaya Sports Toto Bhd	65,100	45,624
Dialog Group Bhd	116,600	42,575
IOI Properties Group Bhd	46,100	20,805
MISC Bhd	404,500	811,739
Petronas Chemicals Group Bhd	87,800	122,783
Tenaga Nasional Bhd	106,000	289,914
Westports Holdings Bhd	171,300	165,532
YTL Corp. Bhd	1,136,300	413,816
YTL Power International Bhd	1,090,200	399,734

		2,333,871

Mexico — 5.1%
Alfa SAB de CV (Class A Stock)	85,900	167,075
America Movil SAB de CV (Class L Stock)	1,756,100	1,459,530
Arca Continental SAB de CV	149,100	839,657
El Puerto de Liverpool SAB de CV (Class C1 Stock)	21,300	276,517
Gruma SAB de CV (Class B Stock)	6,100	83,896
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	16,175	246,832
Grupo Mexico SAB de CV (Class B Stock)	119,000	287,840
Grupo Televisa SAB	13,600	70,828
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	319,600	722,767
Promotora y Operadora de Infraestructura SAB de CV*	7,500	82,166
Wal-Mart de Mexico SAB de CV	482,900	1,191,475

		5,428,583

Philippines — 0.9%
Globe Telecom, Inc.	15,045	757,212
JG Summit Holdings, Inc.	158,770	241,446

		998,658

Poland — 2.4%
Cyfrowy Polsat SA*	81,690	502,649
Energa SA	7,643	33,921
Grupa Azoty SA*	1,372	31,952

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
KGHM Polska Miedz SA	17,425	$376,406
PGE SA	26,011	92,419
Polski Koncern Naftowy Orlen SA	50,828	887,444
Polskie Gornictwo Naftowe i Gazownictwo SA	268,796	462,072
Powszechny Zaklad Ubezpieczen SA	1,736	178,242

		2,565,105

Qatar — 0.6%
Barwa Real Estate Co.	20,246	238,162
Commercial Bank of Qatar QSC (The)	4,995	77,482
Ooredoo QSC	2,562	54,251
Qatar National Bank SAQ	5,229	269,514

		639,409

Russia — 3.6%
Gazprom OAO	420,810	866,941
Lukoil OAO	18,658	640,173
Magnit OJSC, GDR, RegS	8,222	392,765
MegaFon OAO, GDR, RegS	3,459	42,027
MMC Norilsk Nickel OJSC	1,731	251,974
Mobile Telesystems OJSC, ADR	2,800	20,216
Moscow Exchange (The)	122,660	150,481
NovaTek OAO, GDR, RegS	3,306	305,805
Rosneft OAO	35,270	131,378
Rostelecom PJSC	101,140	133,307
Sberbank of Russia	56,692	279,803
Surgutneftegas OJSC, ADR	67,631	345,256
Tatneft OAO	56,940	269,413

		3,829,539

South Africa — 7.1%
Barclays Africa Group Ltd.	10,636	130,778
Barloworld Ltd.	73,099	398,916
FirstRand Ltd.	117,298	416,819
Hyprop Investments Ltd.	79,525	692,677
Mondi Ltd.	4,045	84,813
MTN Group Ltd.	4,149	53,353
Naspers Ltd. (Class N Stock)	7,807	978,429
Nedbank Group Ltd.	6,306	100,143
Netcare Ltd.	241,020	632,847
Redefine Properties Ltd.	292,670	247,384
Resilient Property Income Fund Ltd.	84,368	706,984
RMB Holdings Ltd.	148,244	706,755
Spar Group Ltd. (The)	48,972	655,164
Telkom SA SOC Ltd.	146,611	704,889
Vodacom Group Ltd.	11,657	115,954
Woolworths Holdings Ltd.	136,989	958,754

		7,584,659

South Korea — 15.3%
Cheil Worldwide, Inc.*	2,025	31,288
Daewoo Securities Co. Ltd.	5,801	58,773
DGB Financial Group, Inc.	5,216	46,384
Doosan Corp.	236	22,129
Hana Financial Group, Inc.	40,652	908,264
Hanssem Co. Ltd.	2,739	663,177
Hyosung Corp.	7,941	758,545
Hyundai Development Co-Engineering & Construction	6,877	317,567
Hyundai Motor Co.	6,274	871,836
Hyundai Steel Co.	19,019	829,010

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Industrial Bank of Korea	38,416	$442,445
Kangwon Land, Inc.	24,900	889,961
KB Financial Group, Inc.	23,978	712,740
Kia Motors Corp.	8,334	377,790
Korea Electric Power Corp.	23,722	978,031
Korea Investment Holdings Co. Ltd.	1,339	69,254
KT Corp.*	1,109	28,819
KT&G Corp.	11,909	1,120,268
LG Chem Ltd.	1,591	385,656
LG Display Co. Ltd.	7,007	133,771
LG Uplus Corp.	20,209	206,856
Lotte Chemical Corp.	489	112,058
Lotte Shopping Co. Ltd.	313	75,648
NCSoft Corp.	387	61,875
POSCO	2,146	303,434
Samsung Card Co. Ltd.	9,138	279,821
Samsung Electronics Co. Ltd.	2,750	2,638,498
Samsung Life Insurance Co. Ltd.	2,432	203,377
Shinhan Financial Group Co. Ltd.	13,229	462,645
Shinsegae Co. Ltd.	248	49,658
SK Holdings Co. Ltd.	608	125,501
SK Hynix, Inc.	44,327	1,264,229
S-Oil Corp.	1,341	71,357
Woori Bank	111,288	884,446

		16,385,111

Taiwan — 13.1%
Catcher Technology Co. Ltd.	82,000	876,638
Cathay Financial Holding Co. Ltd.	812,600	1,112,977
China Development Financial Holding Corp.	1,369,000	369,311
Chunghwa Telecom Co. Ltd.	133,000	399,671
CTBC Financial Holding Co. Ltd.	473,566	244,801
E. Sun Financial Holding Co. Ltd.	232,000	136,747
Eclat Textile Co. Ltd.	6,000	95,272
Epistar Corp.	33,000	25,536
Far Eastern New Century Corp.	101,120	90,287
First Financial Holding Co. Ltd.	315,374	144,001
Foxconn Technology Co. Ltd.	249,680	717,653
Fubon Financial Holding Co. Ltd.	599,000	937,699
Highwealth Construction Corp.	27,300	38,668
Hon Hai Precision Industry Co. Ltd.	684,623	1,788,544
Innolux Corp.	148,000	46,351
Largan Precision Co. Ltd.	11,000	858,494
Mega Financial Holding Co. Ltd.	1,214,000	843,280
Nan Ya Plastics Corp.	229,000	388,621
Pegatron Corp.	360,000	881,025
Pou Chen Corp.	75,000	112,823
Powertech Technology, Inc.	24,000	43,477
SinoPac Financial Holdings Co. Ltd.	2,431,704	770,823
Taiwan Semiconductor Manufacturing Co. Ltd.	693,000	2,777,320
Wan Hai Lines Ltd.	436,000	276,044
Yuanta Financial Holding Co. Ltd.	291,910	108,540
Zhen Ding Technology Holding Ltd.	12,000	34,397

		14,119,000

Thailand — 1.6%
Charoen Pokphand Foods PCL	1,373,900	783,572
PTT PCL	30,700	203,003
Siam Cement PCL (The)	5,400	69,397

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Thai Union Frozen Products PCL (Class F Stock)	1,291,700	$654,836

		1,710,808

Turkey — 2.3%
Enka Insaat ve Sanayi A/S	67,203	111,053
Eregli Demir ve Celik Fabrikalari TAS	600,273	740,988
Ford Otomotiv Sanayi A/S	22,081	235,965
KOC Holding A/S	19,902	77,701
TAV Havalimanlari Holding A/S	66,430	521,990
Turkcell Iletisim Hizmet A/S	27,239	95,049
Turkiye Garanti Bankasi A/S	14,429	33,579
Turkiye Sise ve Cam Fabrikalari A/S	664,107	630,382

		2,446,707

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank	183,725	384,107
Aldar Properties PJSC	57,981	38,198
Dubai Islamic Bank PJSC	169,075	309,514
First Gulf Bank PJSC	18,098	68,840

		800,659

TOTAL COMMON STOCKS
(cost $108,648,621)		97,641,575

EXCHANGE TRADED FUNDS — 2.0%
iPath MSCI India Index ETF*	8,000	529,440
iShares MSCI Emerging Markets ETF(a)	48,000	1,573,440

TOTAL EXCHANGE TRADED FUNDS (cost $2,325,298)		2,102,880

PREFERRED STOCKS — 4.9%
Brazil — 3.4%
Banco Bradesco SA (PRFC)	80,252	431,371
Braskem SA (PRFC A)	203,600	860,723
Cia Energetica de Minas Gerais (PRFC)	247,600	435,306
Gerdau SA (PRFC)	29,900	40,953
Itau Unibanco Holding SA (PRFC)	95,283	632,817
Itausa - Investimentos Itau SA (PRFC)	426,580	768,264
Oi SA (PRFC)*	453,600	324,940
Telefonica Brasil SA (PRFC)	12,000	110,178

		3,604,552

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA (PRFC B)	16,905	244,406

Colombia — 0.4%
Banco Davivienda SA (PRFC)	39,128	300,321
Bancolombia SA (PRFC)	13,494	108,728

		409,049

Russia — 0.2%
AK Transneft OAO (PRFC)	83	188,630

South Korea — 0.7%
Samsung Electronics Co. Ltd. (PRFC)	1,000	776,266

TOTAL PREFERRED STOCKS (cost $7,774,958)		5,222,903

TOTAL LONG-TERM INVESTMENTS (cost $118,748,877)		104,967,358

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MONEY MARKET MUTUAL
FUND — 6.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,954,755; includes $5,381,596 of cash collateral for securities on loan)(b)(w)	6,954,755	$6,954,755

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $249,775)
0.210%	03/03/16	250	249,972

TOTAL SHORT-TERM INVESTMENTS (cost $7,204,530)			7,204,727

TOTAL INVESTMENTS — 104.6% (cost $125,953,407)			112,172,085
Liabilities in excess of other assets(x) — (4.6)%			(4,881,919)

NET ASSETS — 100.0%			$107,290,166

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,451,757; cash collateral of $5,381,596 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
60	Mini MSCI Emerging Markets Index	Dec. 2015	$2,413,196	$2,373,300	$(39,896)

(1) A U.S. Treasury Obligation with a market value of $249,972 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$3,832,375	$—	$—
Chile	177,270	—	—
China	—	24,782,646	—
Colombia	118,603	—	—
Greece	—	506,298	—
Hong Kong	—	471,157	—
Hungary	—	224,956	—
India	7,463,511	—	—
Indonesia	—	1,222,650	—
Malaysia	—	2,333,871	—
Mexico	5,428,583	—	—
Philippines	—	998,658	—
Poland	31,952	2,533,153	—
Qatar	—	639,409	—
Russia	1,385,872	2,443,667	—
South Africa	692,677	6,891,982	—
South Korea	1,120,268	15,264,843	—
Taiwan	—	14,119,000	—
Thailand	1,641,411	69,397	—
Turkey	—	2,446,707	—
United Arab Emirates	—	800,659	—
Exchange Traded Funds	2,102,880	—	—
Preferred Stocks
Brazil	3,604,552	—	—
Chile	244,406	—	—
Colombia	409,049	—	—
Russia	—	188,630	—
South Korea	—	776,266	—
U.S. Treasury Obligation	—	249,972	—
Affiliated Money Market Mutual Fund	6,954,755	—	—
Other Financial Instruments*
Futures	(39,896)	—	—

Total	$35,168,268	$76,963,921	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$241,967	L1 to L2	Official Close to Model Price
Common Stocks	$1,235,567	L2 to L1	Model Price to Official Close

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows (Unaudited):

Banks	17.2%
Oil, Gas & Consumable Fuels	7.2
Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	6.5
Technology Hardware, Storage & Peripherals	5.5
Wireless Telecommunication Services	4.5
Semiconductors & Semiconductor Equipment	3.9
Insurance	3.6
Automobiles	3.5
Metals & Mining	3.0
Chemicals	2.7
IT Services	2.7
Electronic Equipment, Instruments & Components	2.7
Diversified Telecommunication Services	2.6
Internet Software & Services	2.6
Food Products	2.3
Food & Staples Retailing	2.2
Beverages	2.2
Diversified Financial Services	2.1
Exchange Traded Funds	2.0
Electric Utilities	1.7
Industrial Conglomerates	1.6
Real Estate Investment Trusts (REITs)	1.5
Transportation Infrastructure	1.5
Media	1.5

Health Care Providers & Services	1.5%
Pharmaceuticals	1.4
Multiline Retail	1.4
Real Estate Management & Development	1.3
Capital Markets	1.1
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0
Marine	1.0
Hotels, Restaurants & Leisure	0.9
Machinery	0.9
Construction & Engineering	0.8
Household Products	0.8
Multi-Utilities	0.8
Electrical Equipment	0.7
Household Durables	0.6
Independent Power & Renewable Electricity Producers	0.6
Trading Companies & Distributors	0.4
Specialty Retail	0.3
Construction Materials	0.3
Consumer Finance	0.3
U.S. Treasury Obligation	0.2
Paper & Forest Products	0.2
Containers & Packaging	0.1
Software	0.1
Energy Equipment & Services	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 95.9%
Australia — 5.5%
APA Group	74,768	$451,258
Australia & New Zealand Banking Group Ltd.	186,107	3,555,795
Bank of Queensland Ltd.	37,833	309,719
BHP Billiton PLC	91,658	1,395,179
Caltex Australia Ltd.	17,936	395,936
CIMIC Group Ltd.	122,583	2,036,466
Commonwealth Bank of Australia	38,636	1,983,135
CSL Ltd.	31,334	1,971,956
Dexus Property Group, REIT	506,850	2,556,016
Federation Centres, REIT	222,665	429,977
Flight Centre Travel Group Ltd.	41,244	1,050,513
GPT Group (The), REIT	1,030,426	3,274,882
Lend Lease Group	34,797	308,065
Macquarie Group Ltd.	105,504	5,717,819
Medibank Private Ltd.	194,624	331,568
Scentre Group, REIT	352,602	970,470
Sonic Healthcare Ltd.	253,164	3,256,290
South32 Ltd.*	1,896,424	1,833,074
Sydney Airport	88,723	372,884
Wesfarmers Ltd.	220,814	6,104,009
Westpac Banking Corp.	214,344	4,502,714
Woodside Petroleum Ltd.	42,422	868,231

		43,675,956

Austria — 0.4%
OMV AG	43,298	1,053,541
Voestalpine AG	53,940	1,854,603

		2,908,144

Belgium — 2.0%
Ageas	129,039	5,303,068
Anheuser-Busch InBev NV	41,015	4,362,196
Groupe Bruxelles Lambert SA	5,405	407,886
KBC Groep NV	90,432	5,719,130
Solvay SA	3,823	390,713

		16,182,993

China
Yangzijiang Shipbuilding Holdings Ltd.	415,600	332,315

Denmark — 2.7%
A.P. Moller-Maersk A/S (Class A Stock)	254	382,602
A.P. Moller-Maersk A/S (Class B Stock)	2,839	4,376,268
Carlsberg A/S (Class B Stock)	7,014	538,966
Danske Bank A/S	46,896	1,417,214
Novo Nordisk A/S (Class B Stock)	126,358	6,818,856
Pandora A/S	22,866	2,671,184
Vestas Wind Systems A/S	106,378	5,530,489

		21,735,579

Finland — 1.6%
Fortum OYJ	277,588	4,107,193
Kone OYJ (Class B Stock)	22,366	851,204
Neste OYJ	42,243	972,225
Nokia OYJ	46,303	316,612
Orion OYJ (Class B Stock)	44,200	1,672,552
Sampo OYJ (Class A Stock)	20,109	973,223
UPM-Kymmene OYJ	287,401	4,314,118

		13,207,127

	Shares	Value
COMMON STOCKS (Continued)
France — 8.9%
Airbus Group SE	105,040	$6,220,507
Atos SE	5,793	445,289
AXA SA	310,702	7,543,563
BNP Paribas SA	22,642	1,333,035
Bouygues SA	13,255	470,407
Cap Gemini SA	62,598	5,590,206
Carrefour SA	36,166	1,071,837
Christian Dior SE	3,680	689,468
Cie Generale des Etablissements Michelin	12,152	1,111,846
Credit Agricole SA	45,534	524,223
Dassault Systemes SA	8,364	618,146
Electricite de France SA	174,585	3,082,754
Groupe Eurotunnel SE	30,504	415,603
Ingenico Group	2,604	314,660
LVMH Moet Hennessy Louis Vuitton SE	12,093	2,058,760
Orange SA	129,935	1,969,729
Peugeot SA*	286,121	4,335,492
Publicis Groupe SA	71,191	4,865,416
Safran SA	70,066	5,268,405
Sanofi	81,708	7,778,651
SCOR SE	10,079	361,942
Societe BIC SA	2,620	407,123
Societe Generale SA	50,688	2,265,309
Thales SA	6,906	481,523
Total SA	210,650	9,475,693
Vinci SA	18,341	1,166,286
Vivendi SA	75,375	1,785,772

		71,651,645

Germany — 7.5%
Allianz SE	57,957	9,104,687
BASF SE	37,261	2,849,863
Bayer AG	34,893	4,476,740
Brenntag AG	10,344	558,101
Continental AG	25,578	5,463,128
Daimler AG	111,999	8,153,916
Fresenius SE & Co. KGaA	26,127	1,753,858
Hannover Rueck SE	47,436	4,858,946
K+S AG	158,007	5,301,702
Metro AG	90,853	2,513,726
Muenchener Rueckversicherungs- Gesellschaft AG	15,014	2,804,098
OSRAM Licht AG	52,284	2,708,763
ProSiebenSat.1 Media SE	98,611	4,840,407
RWE AG	243,062	2,762,105
Siemens AG	11,000	982,712
TUI AG	32,152	594,058
United Internet AG	6,386	323,762

		60,050,572

Hong Kong — 3.6%
AIA Group Ltd.	87,400	454,546
BOC Hong Kong Holdings Ltd.	248,500	732,896
Cathay Pacific Airways Ltd.	1,338,000	2,519,692
Cheung Kong Infrastructure Holdings Ltd.	344,000	3,083,189
CK Hutchison Holdings Ltd.	476,496	6,198,087
Henderson Land Development Co. Ltd.	744,700	4,453,072
Hysan Development Co. Ltd.	555,000	2,310,951
Kerry Properties Ltd.	642,000	1,762,679
Link REIT,	921,500	5,073,254
Sino Land Co. Ltd.	212,000	322,794

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Swire Properties Ltd.	109,800	$304,332
Wheelock & Co. Ltd.	292,000	1,268,134

		28,483,626

Ireland — 0.9%
Ryanair Holdings PLC, ADR	40,200	3,147,660
Shire PLC	54,110	3,699,054

		6,846,714

Israel — 1.5%
Bank Hapoalim BM	831,664	4,185,039
Bezeq Israeli Telecommunication Corp. Ltd. (The)	155,244	297,106
Teva Pharmaceutical Industries Ltd.	133,957	7,570,462

		12,052,607

Italy — 1.4%
Atlantia SpA	26,674	746,148
Eni SpA	126,526	1,990,308
Intesa Sanpaolo SpA	834,124	2,946,726
Mediobanca SpA	41,003	403,420
Prysmian SpA	15,107	312,253
Telecom Italia SpA, (CHIX)	2,103,466	2,157,342
Telecom Italia SpA, (SGMX)*	2,018,275	2,487,185

		11,043,382

Japan — 22.5%
Aisin Seiki Co. Ltd.	12,600	422,755
Alfresa Holdings Corp.	23,300	397,904
Alps Electric Co. Ltd.	126,200	3,563,893
Amada Holdings Co. Ltd.	36,800	280,584
Asahi Glass Co. Ltd.	69,000	403,189
Asahi Kasei Corp.	155,000	1,092,974
Bandai Namco Holdings, Inc.	149,100	3,460,420
Bank of Yokohama Ltd. (The)	74,000	449,774
Central Japan Railway Co.	9,700	1,563,909
Chubu Electric Power Co., Inc.	42,400	625,156
Daicel Corp.	170,600	2,094,253
Dai-ichi Life Insurance Co. Ltd. (The)	70,700	1,125,533
Daiichi Sankyo Co. Ltd.	255,100	4,426,484
Daiwa House Industry Co. Ltd.	39,500	979,239
Dentsu, Inc.	14,200	728,746
Fuji Electric Co. Ltd.	84,000	304,640
Fuji Heavy Industries Ltd.	153,000	5,505,627
FUJIFILM Holdings Corp.	143,200	5,353,127
Hitachi Metals Ltd.	25,700	298,452
Honda Motor Co. Ltd.	107,200	3,199,568
Ibiden Co. Ltd.	197,700	2,588,153
ITOCHU Corp.	432,000	4,566,773
J Front Retailing Co. Ltd.	20,700	335,311
Japan Airlines Co. Ltd.	11,000	389,234
Japan Tobacco, Inc.	155,300	4,817,436
JFE Holdings, Inc.	143,100	1,879,469
Kansai Electric Power Co., Inc. (The)*	46,400	515,839
Kawasaki Heavy Industries Ltd.	93,000	321,068
KDDI Corp.	312,900	7,003,674
Keyence Corp.	3,000	1,339,735
Kobe Steel Ltd.	241,000	261,310
Koito Manufacturing Co. Ltd.	9,100	297,355
Konica Minolta, Inc.	30,700	323,417
Kuraray Co. Ltd.	50,100	624,399
Kyocera Corp.	39,900	1,827,419

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kyushu Electric Power Co., Inc.*	28,400	$309,856
Mazda Motor Corp.	35,700	564,106
MEIJI Holdings Co. Ltd.	8,000	586,645
Minebea Co. Ltd.	314,000	3,333,235
Mitsubishi Chemical Holdings Corp.	97,100	507,016
Mitsubishi Electric Corp.	115,000	1,053,462
Mitsubishi Gas Chemical Co., Inc.	66,000	304,662
Mitsubishi Materials Corp.	1,280,000	3,889,185
Mitsubishi UFJ Financial Group, Inc.	1,147,800	6,935,283
Mitsui & Co. Ltd.	114,500	1,286,923
Mizuho Financial Group, Inc.	4,203,800	7,863,636
Murata Manufacturing Co. Ltd.	51,700	6,678,323
NEC Corp.	327,000	1,006,771
Nexon Co. Ltd.	135,700	1,814,252
NGK Insulators Ltd.	38,000	727,145
NH Foods Ltd.	92,000	1,877,434
NHK Spring Co. Ltd.	215,600	2,090,561
Nikon Corp.	104,600	1,264,969
Nippon Steel & Sumitomo Metal Corp.	50,100	912,959
Nippon Telegraph & Telephone Corp.	194,400	6,847,475
Nippon Yusen Kabushiki Kaisha	128,000	296,632
Nissan Motor Co. Ltd.	382,000	3,512,337
Nomura Holdings, Inc.	239,200	1,388,404
Nomura Real Estate Holdings, Inc.	16,600	333,728
NSK Ltd.	32,000	310,177
NTT Data Corp.	8,200	413,416
Obayashi Corp.	264,000	2,252,498
ORIX Corp.	394,900	5,093,951
Otsuka Holdings Co. Ltd.	165,800	5,294,252
Panasonic Corp.	143,500	1,452,238
Resona Holdings, Inc.	960,500	4,893,986
Rohm Co. Ltd.	6,300	280,162
Ryohin Keikaku Co. Ltd.	1,600	325,774
Sekisui House Ltd.	39,700	621,858
Shimano, Inc.	5,200	730,578
Shimizu Corp.	44,000	377,792
SMC Corp.	3,600	788,250
Sumitomo Chemical Co. Ltd.	99,000	500,616
Sumitomo Corp.	74,700	722,380
Sumitomo Electric Industries Ltd.	51,600	660,127
Sumitomo Metal Mining Co. Ltd.	367,000	4,169,031
Sumitomo Mitsui Financial Group, Inc.	214,200	8,122,531
Sumitomo Mitsui Trust Holdings, Inc.	1,096,000	4,016,890
Taisei Corp.	165,000	1,075,650
Takashimaya Co. Ltd.	40,000	323,195
Tohoku Electric Power Co., Inc.	30,000	406,546
Tokyo Electric Power Co., Inc.*	95,200	635,901
Toyota Motor Corp.	150,600	8,817,316
USS Co. Ltd.	212,000	3,525,994
West Japan Railway Co.	91,700	5,747,385

		180,310,312

Netherlands — 3.1%
Boskalis Westminster	6,824	298,705
Fiat Chrysler Automobiles NV*	57,293	744,672
Heineken Holding NV	6,867	489,595
Heineken NV	42,337	3,427,988
Koninklijke KPN NV	213,883	802,153
NN Group NV	134,856	3,871,364
QIAGEN NV*	14,262	367,892
Randstad Holding NV	8,490	507,457

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Royal Dutch Shell PLC (Class A Stock)	253,368	$5,981,250
Royal Dutch Shell PLC (Class B Stock)	158,172	3,740,006
Wolters Kluwer NV	147,178	4,538,896

		24,769,978

New Zealand — 0.1%
Auckland International Airport Ltd.	106,476	333,323
Spark New Zealand Ltd.	160,444	306,608

		639,931

Norway — 1.2%
DNB ASA	333,811	4,344,340
Norsk Hydro ASA	93,586	312,068
Orkla ASA	55,091	407,414
Yara International ASA	107,372	4,283,354

		9,347,176

Portugal — 0.1%
EDP - Energias de Portugal SA	162,467	595,206

Singapore — 0.7%
Ascendas Real Estate Investment Trust, REIT	197,400	325,206
CapitaLand Mall Trust, REIT	237,200	317,177
Keppel Corp. Ltd.	95,000	454,334
Oversea-Chinese Banking Corp. Ltd.	201,526	1,247,905
Wilmar International Ltd.	1,888,800	3,417,631

		5,762,253

South Africa — 0.6%
Mondi PLC	225,731	4,731,122

Spain — 2.4%
ACS Actividades de Construccion y
Servicios SA	12,620	363,105
Amadeus IT Holding SA (Class A Stock)	30,012	1,285,876
Banco Santander SA	360,951	1,919,335
Bankinter SA	44,263	326,095
Distribuidora Internacional de Alimentacion SA*	56,652	342,946
Enagas SA	14,141	405,503
Endesa SA	169,201	3,568,196
Ferrovial SA	103,404	2,473,454
Grifols SA	9,895	409,120
Industria de Diseno Textil SA	71,623	2,401,637
International Consolidated Airlines Group SA*	51,402	460,511
Red Electrica Corp. SA	7,158	594,373
Repsol SA	71,115	829,430
Telefonica SA	291,999	3,542,547

		18,922,128

Sweden — 3.8%
Alfa Laval AB	19,704	322,571
ICA Gruppen AB	122,260	4,139,014
Investor AB (Class B Stock)	142,706	4,903,519
Nordea Bank AB	564,566	6,298,590
Skandinaviska Enskilda Banken AB	478,677	5,119,557
Skanska AB (Class B Stock)	172,693	3,390,431
Svenska Cellulosa AB (Class B Stock)	232,639	6,509,736

		30,683,418

Switzerland — 8.7%
Baloise Holding AG	3,298	377,964

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Chocoladefabriken Lindt & Spruengli AG	7	$496,560
EMS-Chemie Holding AG	769	316,367
Julius Baer Group Ltd.*	13,011	590,856
Kuehne & Nagel International AG	15,992	2,056,358
Lonza Group AG*	41,358	5,426,829
Nestle SA	209,985	15,792,067
Novartis AG	165,591	15,219,781
Roche Holding AG	46,523	12,350,533
Schindler Holding AG, (BRN)	18,369	2,638,650
Schindler Holding AG, (SWX)	5,361	786,294
SGS SA	1,705	2,979,308
Swiss Life Holding AG*	4,706	1,049,745
Swiss Re AG	56,541	4,851,056
Transocean Ltd.	24,929	321,571
UBS Group AG	246,092	4,549,781

		69,803,720

United Kingdom — 16.5%
3i Group PLC	62,755	443,293
Ashtead Group PLC	68,289	965,713
AstraZeneca PLC	22,241	1,410,488
Barratt Developments PLC	402,716	3,933,713
BG Group PLC	222,344	3,207,498
BP PLC	1,891,632	9,596,923
British American Tobacco PLC	115,564	6,376,308
British Land Co. PLC (The), REIT	64,831	823,327
BT Group PLC	752,970	4,792,295
Capita PLC	43,252	785,540
Diageo PLC	18,070	485,484
Direct Line Insurance Group PLC	90,113	511,314
Dixons Carphone PLC	63,439	407,721
easyJet PLC	120,159	3,243,570
GlaxoSmithKline PLC	312,004	5,988,554
Hammerson PLC, REIT	469,837	4,436,498
HSBC Holdings PLC	1,313,197	9,906,355
Imperial Tobacco Group PLC	171,612	8,872,108
Intertek Group PLC	8,296	306,143
ITV PLC	249,311	929,043
J Sainsbury PLC	87,333	345,388
Land Securities Group PLC, REIT	28,818	549,383
Legal & General Group PLC	1,479,245	5,333,803
Lloyds Banking Group PLC	3,660,648	4,167,490
Meggitt PLC	51,149	368,995
National Grid PLC	582,562	8,113,398
Next PLC	15,543	1,791,202
Old Mutual PLC	315,546	904,308
Persimmon PLC*	117,360	3,571,999
Reckitt Benckiser Group PLC	72,516	6,576,151
Rexam PLC	46,433	368,662
Rio Tinto Ltd.	30,149	1,037,263
Rio Tinto PLC	85,238	2,859,996
Royal Mail PLC	101,629	706,150
SABMiller PLC	46,757	2,647,739
Segro PLC, REIT	321,323	2,090,546
Severn Trent PLC	15,633	517,139
Sky PLC	70,417	1,114,066
Smith & Nephew PLC	17,365	303,387
SSE PLC	67,563	1,529,150
Taylor Wimpey PLC	1,663,978	4,929,981
Unilever NV, CVA	144,247	5,782,171
Vodafone Group PLC	2,171,308	6,848,467

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
WM Morrison Supermarkets PLC	791,531	$1,991,845

		131,870,567

United States — 0.2%
Carnival PLC	37,933	1,964,218

TOTAL COMMON STOCKS (cost $816,107,961)		767,570,689

EXCHANGE TRADED FUND — 3.0%
iShares MSCI EAFE ETF (cost $25,514,744)	425,055	24,364,153

PREFERRED STOCKS — 0.2%
Germany
Fuchs Petrolub SE (PRFC)	7,492	331,600
Volkswagen AG (PRFC)	10,120	1,111,665

TOTAL PREFERRED STOCKS (cost $2,727,295)		1,443,265

TOTAL LONG-TERM INVESTMENTS (cost $844,350,000)		793,378,107

SHORT-TERM INVESTMENTS — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $981,741)(w)	981,741	981,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.100%	12/17/15	150	$150,005
0.210%	03/03/16	300	299,966

TOTAL U.S. TREASURY OBLIGATIONS (cost $449,698)			449,971

TOTAL INVESTMENTS — 99.3% (cost $845,781,439)			794,809,819
Other assets in excess of liabilities(x) — 0.7%			5,994,249

NET ASSETS — 100.0%			$800,804,068

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
90	Mini MSCI EAFE Index	Dec. 2015	$7,691,400	$7,422,750	$(268,650)

(1)	U.S. Treasury Obligations with a market value of $449,971 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$43,675,956	$—
Austria	—	2,908,144	—
Belgium	—	16,182,993	—
China	—	332,315	—
Denmark	—	21,735,579	—
Finland	—	13,207,127	—
France	—	71,651,645	—
Germany	—	60,050,572	—
Hong Kong	—	28,483,626	—
Ireland	3,147,660	3,699,054	—
Israel	—	12,052,607	—
Italy	—	11,043,382	—
Japan	—	180,310,312	—
Netherlands	—	24,769,978	—
New Zealand	—	639,931	—
Norway	—	9,347,176	—
Portugal	—	595,206	—
Singapore	—	5,762,253	—
South Africa	—	4,731,122	—
Spain	—	18,922,128	—
Sweden	—	30,683,418	—
Switzerland	—	69,803,720	—
United Kingdom	—	131,870,567	—
United States	1,964,218	—	—
Exchange Traded Fund	24,364,153	—	—
Preferred Stocks
Germany	—	1,443,265	—
U. S. Treasury Obligations	—	449,971	—
Affiliated Money Market Mutual Fund	981,741	—	—
Other Financial Instruments*
Futures	(268,650)	—	—

Total	$30,189,122	$764,352,047	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Banks	11.9%
Pharmaceuticals	9.6
Insurance	6.2
Oil, Gas & Consumable Fuels	4.8
Automobiles	4.5
Exchange Traded Funds	3.0
Diversified Telecommunication Services	2.9
Food Products	2.8
Real Estate Investment Trusts (REITs)	2.6
Metals & Mining	2.6
Tobacco	2.5
Electric Utilities	2.4
Media	2.4
Chemicals	2.3
Food & Staples Retailing	2.1
Electronic Equipment, Instruments & Components	2.0
Household Durables	2.0
Construction & Engineering	1.7
Wireless Telecommunication Services	1.7
Capital Markets	1.6
Household Products	1.6
Aerospace & Defense	1.5
Real Estate Management & Development	1.5
Beverages	1.5
Multi-Utilities	1.4
Machinery	1.3
Diversified Financial Services	1.3
Auto Components	1.3
Electrical Equipment	1.2

Airlines	1.2%
Paper & Forest Products	1.1
Trading Companies & Distributors	1.0
IT Services	1.0
Industrial Conglomerates	1.0
Road & Rail	0.9
Marine	0.9
Technology Hardware, Storage & Peripherals	0.8
Specialty Retail	0.8
Life Sciences Tools & Services	0.7
Personal Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Health Care Providers & Services	0.7
Professional Services	0.6
Leisure Products	0.5
Hotels, Restaurants & Leisure	0.5
Multiline Retail	0.4
Software	0.3
Biotechnology	0.3
Transportation Infrastructure	0.2
Affiliated Money Market Mutual Fund	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Water Utilities	0.1
U.S. Treasury Obligations	0.1
Commercial Services & Supplies	0.1
Building Products	0.1
Containers & Packaging	0.1

99.3
Other assets in excess of other liabilities	0.7

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.9%
General Dynamics Corp.	223,400	$30,818,030
Huntington Ingalls Industries, Inc.	82,700	8,861,305
Lockheed Martin Corp.	164,000	33,998,840
Northrop Grumman Corp.	107,300	17,806,435
United Technologies Corp.	200,800	17,869,192

		109,353,802

Air Freight & Logistics — 1.2%
FedEx Corp.	130,300	18,760,594
United Parcel Service, Inc. (Class B Stock)	151,800	14,981,142

		33,741,736

Airlines — 1.1%
Southwest Airlines Co.	794,100	30,207,564

Auto Components — 0.1%
Dana Holding Corp.	150,400	2,388,352

Automobiles — 0.2%
Thor Industries, Inc.	104,800	5,428,640

Banks — 6.7%
Bank of America Corp.	3,002,000	46,771,160
Citigroup, Inc.	400,100	19,848,961
JPMorgan Chase & Co.	930,300	56,720,391
PNC Financial Services Group, Inc. (The)	76,000	6,779,200
Regions Financial Corp.	2,486,500	22,403,365
SunTrust Banks, Inc.	487,900	18,657,296
U.S. Bancorp.	70,100	2,874,801
Wells Fargo & Co.	222,000	11,399,700

		185,454,874

Beverages — 2.8%
Coca-Cola Co. (The)	817,900	32,814,148
PepsiCo, Inc.	465,000	43,849,500

		76,663,648

Biotechnology — 3.7%
Amgen, Inc.	200,900	27,788,488
Biogen, Inc.*	63,900	18,646,659
Celgene Corp.*	80,500	8,707,685
Gilead Sciences, Inc.	364,700	35,809,893
Regeneron Pharmaceuticals, Inc.*	24,100	11,209,874

		102,162,599

Building Products — 0.3%
A.O. Smith Corp.	130,200	8,487,738

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	180,200	7,054,830
Franklin Resources, Inc.	467,000	17,400,420
Goldman Sachs Group, Inc. (The)	177,100	30,772,896
Morgan Stanley	316,700	9,976,050

		65,204,196

Chemicals — 1.7%
Cabot Corp.	78,500	2,477,460
LyondellBasell Industries NV (Class A Stock)	360,000	30,009,600
Mosaic Co. (The)	278,800	8,673,468
Westlake Chemical Corp.(a)	126,000	6,538,140

		47,698,668

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 2.7%
Cisco Systems, Inc.	1,676,800	$44,016,000
F5 Networks, Inc.*(a)	47,500	5,500,500
Harris Corp.	54,000	3,950,100
Juniper Networks, Inc.	825,600	21,226,176

		74,692,776

Construction & Engineering — 0.1%
EMCOR Group, Inc.	37,600	1,663,800

Consumer Finance — 0.1%
Navient Corp.	224,400	2,522,256

Containers & Packaging — 0.2%
Packaging Corp. of America	75,700	4,554,112

Distributors — 0.2%
Genuine Parts Co.(a)	51,300	4,252,257

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	81,800	10,666,720
CBOE Holdings, Inc.	36,700	2,461,836
MSCI, Inc.	31,100	1,849,206

		14,977,762

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	1,648,940	53,722,465
Verizon Communications, Inc.	1,146,500	49,884,215

		103,606,680

Electric Utilities — 2.5%
Entergy Corp.	190,200	12,382,020
Exelon Corp.	676,100	20,080,170
FirstEnergy Corp.	329,200	10,307,252
PPL Corp.	766,200	25,200,318

		67,969,760

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	154,700	6,321,042
Corning, Inc.	85,200	1,458,624
Jabil Circuit, Inc.(a)	68,600	1,534,582

		9,314,248

Energy Equipment & Services — 0.4%
Ensco PLC (Class A Stock)	742,300	10,451,584
Noble Corp. PLC(a)	126,700	1,382,297

		11,833,881

Food & Staples Retailing — 2.5%
Fresh Market, Inc. (The)*(a)	58,700	1,326,033
Kroger Co. (The)	879,300	31,716,351
Wal-Mart Stores, Inc.	563,400	36,530,856

		69,573,240

Food Products — 1.2%
Archer-Daniels-Midland Co.	580,200	24,049,290
Bunge Ltd.	107,800	7,901,740

		31,951,030

Gas Utilities — 0.5%
AGL Resources, Inc.	66,500	4,059,160
Questar Corp.(a)	153,000	2,969,730
UGI Corp.	205,300	7,148,546

		14,177,436

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	402,300	16,180,506

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
C.R. Bard, Inc.	59,700	$11,122,707
DENTSPLY International, Inc.	24,100	1,218,737
Edwards Lifesciences Corp.*	43,700	6,212,829
Medtronic PLC	73,100	4,893,314
St. Jude Medical, Inc.	44,200	2,788,578
Stryker Corp.	40,700	3,829,870

		46,246,541

Health Care Providers & Services — 4.2%
Aetna, Inc.	328,800	35,974,008
Anthem, Inc.	195,100	27,314,000
CIGNA Corp.	41,800	5,643,836
Express Scripts Holding Co.*	224,000	18,135,040
McKesson Corp.	14,400	2,664,432
UnitedHealth Group, Inc.(a)	241,200	27,981,612

		117,712,928

Hotels, Restaurants & Leisure — 1.5%
Darden Restaurants, Inc.	28,400	1,946,536
DineEquity, Inc.	21,700	1,989,022
Marriott Vacations Worldwide Corp.	47,800	3,257,092
McDonald’s Corp.	338,700	33,372,111

		40,564,761

Household Products — 2.9%
Colgate-Palmolive Co.	104,700	6,644,262
Kimberly-Clark Corp.	256,900	28,012,376
Procter & Gamble Co. (The)	638,000	45,897,720

		80,554,358

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	1,125,600	11,019,624
NRG Energy, Inc.	249,000	3,697,650

		14,717,274

Industrial Conglomerates — 1.8%
3M Co.	198,900	28,198,053
General Electric Co.	890,600	22,460,932

		50,658,985

Insurance — 1.3%
Aflac, Inc.	253,200	14,718,516
American Financial Group, Inc.	64,900	4,472,259
Genworth Financial, Inc. (Class A Stock)*	215,900	997,458
Old Republic International Corp.	190,100	2,973,164
Travelers Cos., Inc. (The)	86,400	8,599,392
Unum Group	105,600	3,387,648

		35,148,437

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.*	94,300	48,271,227

Internet Software & Services — 2.4%
Google, Inc. (Class A Stock)*	19,540	12,473,750
Google, Inc. (Class C Stock)*	89,378	54,379,363
Stamps.com, Inc.*	11,800	873,318

		67,726,431

IT Services — 2.2%
Computer Sciences Corp.	66,100	4,057,218
DST Systems, Inc.	75,400	7,927,556
Fiserv, Inc.*	151,200	13,095,432
Syntel, Inc.*	50,900	2,306,279

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	491,000	$34,203,060

		61,589,545

Leisure Products — 0.3%
Brunswick Corp.	172,200	8,246,658

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	85,200	2,924,916
Thermo Fisher Scientific, Inc.	146,300	17,889,564

		20,814,480

Machinery — 0.2%
Trinity Industries, Inc.(a)	234,400	5,313,848

Media — 1.7%
Cinemark Holdings, Inc.	34,900	1,133,901
Comcast Corp. (Class A Stock)	509,200	28,963,296
Discovery Communications, Inc. (Class C Stock)*(a)	101,600	2,467,864
Thomson Reuters Corp.	134,300	5,406,918
Time, Inc.	167,700	3,194,685
Tribune Media Co. (Class A Stock)	128,800	4,585,280
Walt Disney Co. (The)(a)	12,600	1,287,720

		47,039,664

Metals & Mining — 0.1%
Reliance Steel & Aluminum Co.	30,700	1,658,107

Multiline Retail — 1.6%
Dillard’s, Inc. (Class A Stock)	92,300	8,066,097
Macy’s, Inc.	420,100	21,559,532
Target Corp.	180,900	14,229,594

		43,855,223

Multi-Utilities — 0.9%
MDU Resources Group, Inc.	56,900	978,680
Public Service Enterprise Group, Inc.	582,400	24,553,984

		25,532,664

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	250,200	19,735,776
Delek US Holdings, Inc.	86,000	2,382,200
Exxon Mobil Corp.(a)	295,700	21,985,295
Hess Corp.	316,500	15,843,990
HollyFrontier Corp.	98,400	4,805,856
Marathon Petroleum Corp.	425,800	19,727,314
Phillips 66(a)	224,500	17,250,580
Tesoro Corp.	77,300	7,516,652
Valero Energy Corp.	442,900	26,618,290
World Fuel Services Corp.	114,100	4,084,780

		139,950,733

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	525,600	31,115,520
Eli Lilly & Co.	144,800	12,118,312
Johnson & Johnson	562,600	52,518,710
Merck & Co., Inc.	601,000	29,683,390
Pfizer, Inc.	1,158,300	36,382,203

		161,818,135

Real Estate Investment Trusts (REITs) — 2.7%
Annaly Capital Management, Inc.	1,973,400	19,477,458
CBL & Associates Properties, Inc.	276,900	3,807,375
Chambers Street Properties	172,900	1,122,121
Equity Residential	29,500	2,216,040

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Franklin Street Properties Corp.	127,800	$1,373,850
GEO Group, Inc. (The)	62,400	1,855,776
Hospitality Properties Trust	218,200	5,581,556
Lexington Realty Trust	431,000	3,491,100
ProLogis, Inc.	668,800	26,016,320
Simon Property Group, Inc.	17,500	3,215,100
Sunstone Hotel Investors, Inc.	330,800	4,376,484
WP Carey, Inc.	35,400	2,046,474

		74,579,654

Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*	576,100	18,435,200
Jones Lang LaSalle, Inc.	93,300	13,413,741

		31,848,941

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	51,300	2,893,833
Applied Materials, Inc.	68,900	1,012,141
Avago Technologies Ltd. (Singapore)(a)	165,600	20,701,656
Integrated Device Technology, Inc.*	59,100	1,199,730
Intel Corp.	1,417,500	42,723,450
Skyworks Solutions, Inc.(a)	214,800	18,088,308
Teradyne, Inc.	50,300	905,903
Tessera Technologies, Inc.	46,100	1,494,101
Texas Instruments, Inc.(a)	96,800	4,793,536

		93,812,658

Software — 4.6%
Citrix Systems, Inc.*	127,200	8,812,416
Intuit, Inc.	33,800	2,999,750
Manhattan Associates, Inc.*	127,800	7,961,940
Microsoft Corp.	1,505,400	66,629,004
Nuance Communications, Inc.*	93,900	1,537,143
Oracle Corp.	568,400	20,530,608
SolarWinds, Inc.*	50,200	1,969,848
Symantec Corp.	785,700	15,297,579
Synopsys, Inc.*	39,800	1,837,964

		127,576,252

Specialty Retail — 2.7%
AutoNation, Inc.*	239,700	13,945,746
Best Buy Co., Inc.	341,200	12,665,344
Dick’s Sporting Goods, Inc.	39,400	1,954,634
Foot Locker, Inc.	33,100	2,382,207
Gap, Inc. (The)	506,400	14,432,400
Home Depot, Inc. (The)(a)	197,700	22,832,373
Ross Stores, Inc.	89,200	4,323,524
TJX Cos., Inc. (The)	34,500	2,463,990

		75,000,218

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,150,600	126,911,180
Hewlett-Packard Co.	1,051,000	26,916,110

		153,827,290

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	129,700	11,756,008
Michael Kors Holdings Ltd.*	600,700	25,373,568
Oxford Industries, Inc.	23,400	1,728,792

		38,858,368

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 2.2%
Altria Group, Inc.	786,400	$42,780,160
Philip Morris International, Inc.	226,400	17,960,312

		60,740,472

TOTAL LONG-TERM INVESTMENTS (cost $2,757,394,848)		2,751,544,907

SHORT-TERM INVESTMENTS — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $116,723,664; includes $101,660,945 of cash collateral for securities on loan)(b)(w)	116,723,664	116,723,664

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,998,203)
0.210%	03/03/16	2,000	1,999,776

TOTAL SHORT-TERM INVESTMENTS (cost $118,721,867)			118,723,440

TOTAL INVESTMENTS — 103.5% (cost $2,876,116,715)			2,870,268,347
Liabilities in excess of other assets(x) — (3.5)%			(96,877,403)

NET ASSETS — 100.0%			$2,773,390,944

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,227,865; cash collateral of $101,660,945 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
210	S&P 500 E-Mini	Dec. 2015	$20,062,375	$20,041,350	$(21,025)

(1) U.S. Treasury securities with a market value of $1,999,776 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$109,353,802	$—	$—
Air Freight & Logistics	33,741,736	—	—
Airlines	30,207,564	—	—
Auto Components	2,388,352	—	—
Automobiles	5,428,640	—	—
Banks	185,454,874	—	—
Beverages	76,663,648	—	—
Biotechnology	102,162,599	—	—
Building Products	8,487,738	—	—
Capital Markets	65,204,196	—	—
Chemicals	47,698,668	—	—
Communications Equipment	74,692,776	—	—
Construction & Engineering	1,663,800	—	—
Consumer Finance	2,522,256	—	—
Containers & Packaging	4,554,112	—	—
Distributors	4,252,257	—	—
Diversified Financial Services	14,977,762	—	—
Diversified Telecommunication Services	103,606,680	—	—
Electric Utilities	67,969,760	—	—
Electronic Equipment, Instruments & Components	9,314,248	—	—
Energy Equipment & Services	11,833,881	—	—
Food & Staples Retailing	69,573,240	—	—
Food Products	31,951,030	—	—
Gas Utilities	14,177,436	—	—
Health Care Equipment & Supplies	46,246,541	—	—
Health Care Providers & Services	117,712,928	—	—
Hotels, Restaurants & Leisure	40,564,761	—	—
Household Products	80,554,358	—	—
Independent Power & Renewable Electricity Producers	14,717,274	—	—
Industrial Conglomerates	50,658,985	—	—
Insurance	35,148,437	—	—
Internet & Catalog Retail	48,271,227	—	—
Internet Software & Services	67,726,431	—	—
IT Services	61,589,545	—	—
Leisure Products	8,246,658	—	—
Life Sciences Tools & Services	20,814,480	—	—
Machinery	5,313,848	—	—
Media	47,039,664	—	—
Metals & Mining	1,658,107	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Multiline Retail	$43,855,223	$—	$—
Multi-Utilities	25,532,664	—	—
Oil, Gas & Consumable Fuels	139,950,733	—	—
Pharmaceuticals	161,818,135	—	—
Real Estate Investment Trusts (REITs)	74,579,654	—	—
Real Estate Management & Development	31,848,941	—	—
Semiconductors & Semiconductor Equipment	93,812,658	—	—
Software	127,576,252	—	—
Specialty Retail	75,000,218	—	—
Technology Hardware, Storage & Peripherals	153,827,290	—	—
Textiles, Apparel & Luxury Goods	38,858,368	—	—
Tobacco	60,740,472	—	—
U. S. Treasury Obligation	—	1,999,776	—
Affiliated Money Market Mutual Fund	116,723,664	—	—
Other Financial Instruments*
Futures	(21,025)	—	—

Total	$2,868,247,546	$1,999,776	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.6%
COMMON STOCKS
Aerospace & Defense — 3.0%
General Dynamics Corp.(u)	32,700	$4,510,965
Huntington Ingalls Industries, Inc.(u)	28,300	3,032,345
Lockheed Martin Corp.(u)	24,000	4,975,440
Northrop Grumman Corp.(u)	24,000	3,982,800

		16,501,550

Air Freight & Logistics — 1.4%
FedEx Corp.(u)	25,400	3,657,092
United Parcel Service, Inc. (Class B Stock)(u)	43,000	4,243,670

		7,900,762

Airlines — 1.4%
Alaska Air Group, Inc.(u)	35,100	2,788,695
Southwest Airlines Co.(u)	112,600	4,283,304
United Continental Holdings, Inc.*	15,900	843,495

		7,915,494

Auto Components — 0.3%
Dana Holding Corp.	52,000	825,760
Johnson Controls, Inc.	20,900	864,424

		1,690,184

Automobiles — 0.4%
Thor Industries, Inc.(u)	39,600	2,051,280

Banks — 6.4%
Bank of America Corp.(u)	482,346	7,514,951
Citigroup, Inc.(u)	128,240	6,361,986
JPMorgan Chase & Co.(u)	115,876	7,064,960
KeyCorp.	169,700	2,207,797
PNC Financial Services Group, Inc. (The)	44,200	3,942,640
Regions Financial Corp.(u)	384,200	3,461,642
Signature Bank*	1,700	233,852
SunTrust Banks, Inc.	85,500	3,269,520
Wells Fargo & Co.	28,101	1,442,986

		35,500,334

Beverages — 2.4%
Coca-Cola Co. (The)(u)	155,800	6,250,696
PepsiCo, Inc.(u)	74,000	6,978,200

		13,228,896

Biotechnology — 5.6%
Amgen, Inc.(u)	43,100	5,961,592
Biogen, Inc.*(u)	15,800	4,610,598
Celgene Corp.*(u)	49,200	5,321,964
Gilead Sciences, Inc.(u)	78,500	7,707,915
Halozyme Therapeutics, Inc.*	48,300	648,669
Regeneron Pharmaceuticals, Inc.*(u)	8,300	3,860,662
United Therapeutics Corp.*(u)	21,200	2,782,288

		30,893,688

Building Products — 1.1%
A.O. Smith Corp.(u)	39,500	2,575,005
American Woodmark Corp.*	10,000	648,700
Continental Building Products, Inc.*	34,200	702,468
Masco Corp.	80,800	2,034,544

		5,960,717

Capital Markets — 2.5%
Franklin Resources, Inc.(u)	74,400	2,772,144

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)(u)	29,200	$5,073,792
Lazard Ltd. (Class A Stock)	30,300	1,311,990
Morgan Stanley(u)	124,800	3,931,200
Piper Jaffray Cos.*	15,100	546,167

		13,635,293

Chemicals — 2.1%
Cabot Corp.	56,300	1,776,828
LyondellBasell Industries NV (Class A Stock)(u)	49,600	4,134,656
Minerals Technologies, Inc.	14,500	698,320
Mosaic Co. (The)(u)	95,400	2,967,894
Westlake Chemical Corp.	40,900	2,122,301

		11,699,999

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	9,900	267,399
Copart, Inc.*	6,300	207,270
Deluxe Corp.	25,700	1,432,518
Herman Miller, Inc.	9,700	279,748
Quad/Graphics, Inc.	8,400	101,640
RR Donnelley & Sons Co.	29,900	435,344
West Corp.	12,300	275,520

		2,999,439

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.	131,500	1,364,970
Cisco Systems, Inc.(u)	267,100	7,011,375
F5 Networks, Inc.*	19,500	2,258,100
Juniper Networks, Inc.(u)	118,600	3,049,206
Polycom, Inc.*	132,200	1,385,456

		15,069,107

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	7,300	198,998
EMCOR Group, Inc.	17,000	752,250
KBR, Inc.	47,500	791,350

		1,742,598

Construction Materials — 0.6%
Headwaters, Inc.*	78,400	1,473,920
Vulcan Materials Co.	22,000	1,962,400

		3,436,320

Consumer Finance — 0.6%
Navient Corp.	225,900	2,539,116
Nelnet, Inc. (Class A Stock)	15,600	539,916
Springleaf Holdings, Inc.*	8,900	389,108

		3,468,140

Containers & Packaging — 0.4%
Bemis Co., Inc.	16,600	656,862
Packaging Corp. of America	29,400	1,768,704

		2,425,566

Distributors — 0.4%
Genuine Parts Co.	27,600	2,287,764

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	10,500	1,369,200
CBOE Holdings, Inc.	8,700	583,596
Intercontinental Exchange, Inc.	4,900	1,151,451

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
McGraw Hill Financial, Inc.	18,400	$1,591,600
MSCI, Inc.	10,500	624,330
Nasdaq, Inc.	20,800	1,109,264

		6,429,441

Diversified Telecommunication Services — 2.8%
AT&T, Inc.(u)	201,200	6,555,096
Inteliquent, Inc.	41,100	917,763
Intelsat SA*	26,300	169,109
Verizon Communications, Inc.(u)	182,400	7,936,224

		15,578,192

Electric Utilities — 1.8%
Exelon Corp.	115,800	3,439,260
FirstEnergy Corp.(u)	98,300	3,077,773
PPL Corp.(u)	111,500	3,667,235

		10,184,268

Electrical Equipment — 0.9%
Acuity Brands, Inc.(u)	20,900	3,669,622
Babcock & Wilcox Enterprises, Inc.*	33,050	555,240
Regal-Beloit Corp.	10,600	598,370

		4,823,232

Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.*	16,000	884,480
CDW Corp.(u)	91,700	3,746,862
Ingram Micro, Inc. (Class A Stock)	55,900	1,522,716
Jabil Circuit, Inc.(u)	144,800	3,239,176
Methode Electronics, Inc.	30,700	979,330

		10,372,564

Energy Equipment & Services — 0.9%
Atwood Oceanics, Inc.	17,500	259,175
Ensco PLC (Class A Stock)	179,900	2,532,992
Helix Energy Solutions Group, Inc.*	35,100	168,129
Noble Corp. PLC	180,000	1,963,800

		4,924,096

Food & Staples Retailing — 2.2%
Fresh Market, Inc. (The)*	55,200	1,246,968
Ingles Markets, Inc. (Class A Stock)	6,800	325,244
Kroger Co. (The)(u)	140,600	5,071,442
Wal-Mart Stores, Inc.(u)	88,000	5,705,920

		12,349,574

Food Products — 1.9%
Archer-Daniels-Midland Co.(u)	85,700	3,552,265
Bunge Ltd.(u)	41,100	3,012,630
Cal-Maine Foods, Inc.	17,500	955,675
ConAgra Foods, Inc.	9,100	368,641
Hormel Foods Corp.	19,700	1,247,207
Ingredion, Inc.	9,800	855,638
Lancaster Colony Corp.	3,100	302,188

		10,294,244

Gas Utilities — 0.4%
AGL Resources, Inc.	6,200	378,448
UGI Corp.	58,300	2,030,006

		2,408,454

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(u)	91,600	3,684,152

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
ABIOMED, Inc.*	13,200	$1,224,432
CR Bard, Inc.(u)	19,300	3,595,783
Cyberonics, Inc.*	3,700	224,886
DENTSPLY International, Inc.	26,100	1,319,877
Edwards Lifesciences Corp.*(u)	27,000	3,838,590
Hologic, Inc.*	47,700	1,866,501
Intuitive Surgical, Inc.*	2,000	919,160
Masimo Corp.*	16,200	624,672
Natus Medical, Inc.*	19,700	777,165
Stryker Corp.	21,000	1,976,100

		20,051,318

Health Care Providers & Services — 4.5%
Aetna, Inc.(u)	43,000	4,704,630
Anthem, Inc.(u)	29,200	4,088,000
Cardinal Health, Inc.	10,000	768,200
Centene Corp.*(u)	40,600	2,201,738
Cigna Corp.	7,400	999,148
Express Scripts Holding Co.*	24,400	1,975,424
McKesson Corp.(u)	19,900	3,682,097
UnitedHealth Group, Inc.(u)	56,200	6,519,762

		24,938,999

Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	34,600	629,028
Boyd Gaming Corp.*	44,700	728,610
Chipotle Mexican Grill, Inc.*(u)	4,300	3,097,075
Denny’s Corp.*	62,300	687,169
DineEquity, Inc.	21,100	1,934,026
Extended Stay America, Inc.	29,200	489,976
Fiesta Restaurant Group, Inc.*	13,500	612,495
Jack in the Box, Inc.	26,500	2,041,560
Marriott Vacations Worldwide Corp.	22,100	1,505,894
McDonald’s Corp.(u)	38,700	3,813,111
Pinnacle Entertainment, Inc.*	17,100	578,664
Sonic Corp.	8,400	192,780

		16,310,388

Household Durables — 0.6%
D.R. Horton, Inc.	101,900	2,991,784
La-Z-Boy, Inc.	19,100	507,296

		3,499,080

Household Products — 2.4%
Colgate-Palmolive Co.	9,300	590,178
Kimberly-Clark Corp.(u)	36,900	4,023,576
Procter & Gamble Co. (The)(u)	119,900	8,625,606

		13,239,360

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp. (The)(u)	235,600	2,306,524
NRG Energy, Inc.(u)	192,000	2,851,200

		5,157,724

Industrial Conglomerates — 1.4%
3M Co.(u)	9,300	1,318,461
Danaher Corp.	7,900	673,159
General Electric Co.(u)	222,770	5,618,259

		7,609,879

Insurance — 2.5%
Aflac, Inc.(u)	57,800	3,359,914

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Allstate Corp. (The)	19,200	$1,118,208
American Financial Group, Inc.(u)	36,500	2,515,215
Assurant, Inc.	16,600	1,311,566
Assured Guaranty Ltd.	20,600	515,000
Genworth Financial, Inc. (Class A Stock)*	247,300	1,142,526
Old Republic International Corp.	124,400	1,945,616
Travelers Cos., Inc. (The)	14,400	1,433,232
Unum Group	23,200	744,256

		14,085,533

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*(u)	16,500	8,446,185
Lands’ End, Inc.*	24,900	672,549
Liberty Interactive Corp. (Class A Stock)*	54,400	1,426,912

		10,545,646

Internet Software & Services — 3.6%
Constant Contact, Inc.*	23,400	567,216
Facebook, Inc. (Class A Stock)*	19,700	1,771,030
Google, Inc. (Class A Stock)*(u)	8,600	5,489,982
Google, Inc. (Class C Stock)*(u)	14,437	8,783,760
j2 Global, Inc.	9,900	701,415
LogMeIn, Inc.*	31,400	2,140,224
RetailMeNot, Inc.*	25,700	211,768
Stamps.com, Inc.*	3,600	266,436

		19,931,831

IT Services — 3.3%
Black Knight Financial Services, Inc. (Class A Stock)*	15,900	517,545
Booz Allen Hamilton Holding Corp.	71,400	1,871,394
CACI International, Inc. (Class A Stock)*	2,700	199,719
Computer Sciences Corp.	25,100	1,540,638
DST Systems, Inc.(u)	29,800	3,133,172
Fiserv, Inc.*	15,300	1,325,133
Genpact Ltd.*	32,500	767,325
International Business Machines Corp.	10,400	1,507,688
Syntel, Inc.*	10,800	489,348
VeriFone Systems, Inc.*	10,200	282,846
Visa, Inc. (Class A Stock)(u)	97,600	6,798,816

		18,433,624

Leisure Products — 0.6%
Brunswick Corp.(u)	59,100	2,830,299
Polaris Industries, Inc.	2,500	299,675

		3,129,974

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	50,000	1,716,500
Thermo Fisher Scientific, Inc.(u)	26,800	3,277,104

		4,993,604

Machinery — 1.5%
Allison Transmission Holdings, Inc.	68,900	1,838,941
Blount International, Inc.*	40,900	227,813
Hillenbrand, Inc.	23,500	611,235
Meritor, Inc.*	73,600	782,368
SPX Corp.	8,600	102,512
SPX FLOW, Inc.*	8,600	296,098
Timken Co. (The)	28,500	783,465
Trinity Industries, Inc.(u)	122,400	2,774,808

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabash National Corp.*	59,600	$631,164

		8,048,404

Marine — 0.2%
Matson, Inc.	23,200	892,968

Media — 2.8%
AMC Networks, Inc. (Class A Stock)*	30,900	2,260,953
Cable One, Inc.*	700	293,594
Cinemark Holdings, Inc.(u)	77,900	2,530,971
Comcast Corp. (Class A Stock)(u)	62,000	3,526,560
Discovery Communications, Inc. (Class C Stock)*	47,600	1,156,204
Interpublic Group of Cos., Inc. (The)	55,400	1,059,802
Madison Square Garden Co. (The) (Class A Stock)*	21,600	1,558,224
Morningstar, Inc.	3,800	304,988
Time Warner, Inc.	11,300	776,875
Time, Inc.	46,100	878,205
Tribune Media Co. (Class A Stock)	30,100	1,071,560

		15,417,936

Metals & Mining — 1.2%
Alcoa, Inc.(u)	258,400	2,496,144
Century Aluminum Co.*	218,300	1,004,180
Freeport-McMoRan Copper & Gold, Inc.	190,700	1,847,883
Reliance Steel & Aluminum Co.	12,200	658,922
Worthington Industries, Inc.	18,200	481,936

		6,489,065

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)	25,900	2,263,401
Macy’s, Inc.(u)	53,700	2,755,884
Target Corp.	28,600	2,249,676

		7,268,961

Multi-Utilities — 0.8%
Black Hills Corp.	5,000	206,700
Public Service Enterprise Group, Inc.(u)	89,400	3,769,104
Vectren Corp.	12,000	504,120

		4,479,924

Oil, Gas & Consumable Fuels — 6.6%
Cabot Oil & Gas Corp.	61,800	1,350,948
Chevron Corp.	26,446	2,086,060
Delek US Holdings, Inc.	14,100	390,570
Exxon Mobil Corp.(u)	85,300	6,342,055
Hess Corp.(u)	61,700	3,088,702
Hollyfrontier Corp.(u)	84,200	4,112,328
Marathon Petroleum Corp.	75,200	3,484,016
ONEOK, Inc.	33,200	1,069,040
PBF Energy, Inc. (Class A Stock)	11,500	324,645
Phillips 66(u)	58,500	4,495,140
Tesoro Corp.(u)	33,500	3,257,540
Valero Energy Corp.(u)	66,100	3,972,610
Western Refining, Inc.	21,500	948,580
World Fuel Services Corp.	49,200	1,761,360

		36,683,594

Paper & Forest Products — 0.6%
International Paper Co.(u)	75,400	2,849,366

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Schweitzer-Mauduit International, Inc.	10,800	$371,304

		3,220,670

Pharmaceuticals — 6.4%
AbbVie, Inc.	14,900	810,709
Bristol-Myers Squibb Co.(u)	91,000	5,387,200
Jazz Pharmaceuticals PLC*(u)	19,200	2,549,952
Johnson & Johnson(u)	83,400	7,785,390
Lannett Co., Inc.*	29,000	1,204,080
Mallinckrodt PLC*	30,100	1,924,594
Merck & Co., Inc.(u)	126,000	6,223,140
Pfizer, Inc.(u)	260,805	8,191,885
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	61,800	1,227,966

		35,304,916

Professional Services — 0.9%
ManpowerGroup, Inc.(u)	29,800	2,440,322
On Assignment, Inc.*	16,500	608,850
Robert Half International, Inc.	35,700	1,826,412

		4,875,584

Real Estate Investment Trusts (REITs) — 3.5%
AG Mortgage Investment Trust, Inc.	15,600	237,432
American Assets Trust, Inc.	17,900	731,394
Annaly Capital Management, Inc.(u)	304,100	3,001,467
Apollo Residential Mortgage, Inc.	15,400	194,964
Ashford Hospitality Trust, Inc.	80,900	493,490
CBL & Associates Properties, Inc.	102,800	1,413,500
Chambers Street Properties	88,400	573,716
Chimera Investment Corp.	26,340	352,166
Franklin Street Properties Corp.	46,900	504,175
Geo Group, Inc. (The)	34,600	1,029,004
Hospitality Properties Trust(u)	93,100	2,381,498
Invesco Mortgage Capital, Inc.	89,300	1,093,032
Lexington Realty Trust	182,900	1,481,490
ProLogis, Inc.(u)	94,000	3,656,600
RLJ Lodging Trust	17,700	447,279
Summit Hotel Properties, Inc.	24,400	284,748
Sunstone Hotel Investors, Inc.	104,600	1,383,858
WP Carey, Inc.	6,300	364,203

		19,624,016

Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*(u)	80,800	2,585,600
Jones Lang LaSalle, Inc.(u)	22,900	3,292,333
Marcus & Millichap, Inc.*	7,100	326,529

		6,204,462

Road & Rail — 0.9%
AMERCO	2,600	1,023,022
ArcBest Corp.	16,000	412,320
Norfolk Southern Corp.	23,500	1,795,400
Old Dominion Freight Line, Inc.*	20,600	1,256,600
Swift Transportation Co.*	45,000	675,900

		5,163,242

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries, Inc.*	21,300	560,190
Amkor Technology, Inc.*	58,500	262,665
Applied Materials, Inc.	46,900	688,961
Avago Technologies Ltd. (Singapore)(u)	35,400	4,425,354

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cirrus Logic, Inc.*	26,300	$828,713
Integrated Device Technology, Inc.*(u)	185,400	3,763,620
Intel Corp.(u)	216,780	6,533,749
Skyworks Solutions, Inc.(u)	48,300	4,067,343
Teradyne, Inc.	78,300	1,410,183
Tessera Technologies, Inc.(u)	73,400	2,378,894

		24,919,672

Software — 7.4%
Aspen Technology, Inc.*	5,000	189,550
CDK Global, Inc.	21,100	1,008,158
Citrix Systems, Inc.*	43,500	3,013,680
Electronic Arts, Inc.*	11,000	745,250
Manhattan Associates, Inc.*(u)	56,700	3,532,410
Microsoft Corp.(u)	319,200	14,127,792
Nuance Communications, Inc.*	89,700	1,468,389
Oracle Corp.(u)	160,100	5,782,812
Progress Software Corp.*	23,100	596,673
SolarWinds, Inc.*(u)	69,200	2,715,408
Solera Holdings, Inc.	12,000	648,000
SS&C Technologies Holdings, Inc.(u)	41,000	2,871,640
Symantec Corp.(u)	129,900	2,529,153
Synopsys, Inc.*	43,800	2,022,684

		41,251,599

Specialty Retail — 4.5%
AutoNation, Inc.*(u)	52,600	3,060,268
Best Buy Co., Inc.	7,300	270,976
Cato Corp. (The) (Class A Stock)	5,200	176,956
Dick’s Sporting Goods, Inc.	34,700	1,721,467
Express, Inc.*	67,600	1,208,012
Foot Locker, Inc.(u)	56,100	4,037,517
Gap, Inc. (The)(u)	79,800	2,274,300
Home Depot, Inc. (The)	20,000	2,309,800
Lowe’s Cos., Inc.	24,900	1,716,108
Murphy USA, Inc.*	11,400	626,430
Ross Stores, Inc.(u)	28,600	1,386,242
Select Comfort Corp.*	26,500	579,820
TJX Cos., Inc. (The)(u)	45,400	3,242,468
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	14,300	2,335,905

		24,946,269

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(u)	185,100	20,416,530
Hewlett-Packard Co.(u)	158,900	4,069,429

		24,485,959

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	22,900	2,075,656
Michael Kors Holdings Ltd.*(u)	81,600	3,446,784
Oxford Industries, Inc.	9,500	701,860

		6,224,300

Tobacco — 1.5%
Altria Group, Inc.(u)	121,800	6,625,920
Philip Morris International, Inc.	22,950	1,820,624

		8,446,544

Wireless Telecommunication Services
Telephone & Data Systems, Inc.	7,300	182,208

TOTAL LONG-TERM INVESTMENTS (cost $678,327,170)		701,828,449

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,977,195)(w)		4,977,195	$ 4,977,195

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
(cost $999,102)
0.210%	03/03/16	1,000	999,888

TOTAL SHORT-TERM INVESTMENTS (cost $5,976,297)			5,977,083

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 127.7% (cost $684,303,467)			707,805,532

		Shares
SECURITIES SOLD SHORT — (29.1)%
COMMON STOCKS
Aerospace & Defense — (0.7)%
DigitalGlobe, Inc.*		77,000	$ (1,464,540)
Hexcel Corp.		32,600	(1,462,436)
TransDigm Group, Inc.*		3,900	(828,399)

			(3,755,375)

Air Freight & Logistics
UTi Worldwide, Inc.*		46,700	(214,353)

Automobiles — (0.2)%
Tesla Motors, Inc.*		5,400	(1,341,360)

Banks — (0.1)%
BankUnited, Inc.		11,300	(403,975)

Biotechnology — (2.2)%
ACADIA Pharmaceuticals, Inc.*		55,500	(1,835,385)
Alexion Pharmaceuticals, Inc.*		13,400	(2,095,626)
Cepheid, Inc.*		40,300	(1,821,560)
Enanta Pharmaceuticals, Inc.*		5,000	(180,700)
Ironwood Pharmaceuticals, Inc.*		95,000	(989,900)
Seattle Genetics, Inc.*		127,300	(4,908,688)
TESARO, Inc.*		15,200	(609,520)

			(12,441,379)

Building Products — (0.1)%
Allegion PLC		9,600	(553,536)

Capital Markets
Greenhill & Co., Inc.		5,200	(148,044)

Chemicals — (0.8)%
American Vanguard Corp.		26,800	(309,808)
Balchem Corp.		14,800	(899,396)
International Flavors & Fragrances, Inc.		19,900	(2,054,874)
Platform Specialty Products Corp.*		71,900	(909,535)

			(4,173,613)

Commercial Services & Supplies — (0.6)%
Covanta Holding Corp.		87,100	(1,519,895)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Healthcare Services Group, Inc.	19,500	$(657,150)
Mobile Mini, Inc.	9,400	(289,426)
US Ecology, Inc.	22,500	(982,125)

		(3,448,596)

Communications Equipment — (0.5)%
Sonus Networks, Inc.*	38,200	(218,504)
ViaSat, Inc.*	38,400	(2,468,736)

		(2,687,240)

Construction & Engineering — (0.4)%
Quanta Services, Inc.*	101,500	(2,457,315)

Consumer Finance — (0.1)%
LendingClub Corp.*	41,600	(550,368)

Containers & Packaging — (0.6)%
Ball Corp.	48,800	(3,035,360)

Diversified Consumer Services — (0.5)%
Houghton Mifflin Harcourt Co.*	61,900	(1,257,189)
Sotheby’s	55,300	(1,768,494)

		(3,025,683)

Electronic Equipment, Instruments & Components — (1.1)%
Belden, Inc.	15,000	(700,350)
FARO Technologies, Inc.*	20,800	(728,000)
FEI Co.	33,400	(2,439,536)
National Instruments Corp.	20,100	(558,579)
Zebra Technologies Corp. (Class A Stock)*	18,900	(1,446,795)

		(5,873,260)

Energy Equipment & Services — (0.3)%
Patterson-UTI Energy, Inc.	129,300	(1,699,002)

Food & Staples Retailing — (0.6)%
Pricesmart, Inc.	7,500	(580,050)
Rite Aid Corp.*	284,000	(1,723,880)
Sprouts Farmers Market, Inc.*	39,200	(827,120)

		(3,131,050)

Food Products — (0.5)%
Diamond Foods, Inc.*	19,800	(611,028)
Post Holdings, Inc.*	6,400	(378,240)
TreeHouse Foods, Inc.*	25,400	(1,975,866)

		(2,965,134)

Gas Utilities
Laclede Group, Inc. (The)	3,700	(201,761)

Health Care Equipment & Supplies — (0.8)%
Endologix, Inc.*	73,600	(902,336)
HeartWare International, Inc.*	19,500	(1,020,045)
Insulet Corp.*	72,400	(1,875,884)
Nevro Corp.*	18,700	(867,493)

		(4,665,758)

Health Care Providers & Services — (1.1)%
Acadia Healthcare Co., Inc.*	36,300	(2,405,601)
Adeptus Health, Inc. (Class A Stock)*	2,700	(218,052)
Diplomat Pharmacy, Inc.*	43,000	(1,235,390)
ExamWorks Group, Inc.*	45,100	(1,318,724)
HealthSouth Corp.	13,900	(533,343)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Healthways, Inc.*	42,200	$(469,264)

		(6,180,374)

Health Care Technology — (0.1)%
Medidata Solutions, Inc.*	6,800	(286,348)

Hotels, Restaurants & Leisure — (0.7)%
SeaWorld Entertainment, Inc.	29,800	(530,738)
Wynn Resorts Ltd.	60,200	(3,197,824)

		(3,728,562)

Household Durables — (0.1)%
TopBuild Corp.*	10,800	(334,476)

Household Products — (0.1)%
Spectrum Brands Holdings, Inc.	7,800	(713,778)

Independent Power & Renewable Electricity Producers — (0.4)%
Dynegy, Inc.*	21,400	(442,338)
Pattern Energy Group, Inc.	35,000	(668,150)
TerraForm Power, Inc. (Class A Stock)*	58,700	(834,714)

		(1,945,202)

Insurance — (0.2)%
CNO Financial Group, Inc.	20,800	(391,248)
Mercury General Corp.	4,200	(212,142)
Torchmark Corp.	11,500	(648,600)

		(1,251,990)

Internet Software & Services — (0.6)%
comScore, Inc.*	11,600	(535,340)
Demandware, Inc.*	25,400	(1,312,672)
Marketo, Inc.*	48,200	(1,369,844)

		(3,217,856)

IT Services — (0.4)%
Acxiom Corp.*	21,300	(420,888)
FleetCor Technologies, Inc.*	8,600	(1,183,532)
Jack Henry & Associates, Inc.	6,500	(452,465)

		(2,056,885)

Leisure Products — (0.1)%
Callaway Golf Co.	73,200	(611,220)

Life Sciences Tools & Services — (0.3)%
Albany Molecular Research, Inc.*	20,500	(357,110)
Bio-Techne Corp.	9,700	(896,862)
Fluidigm Corp.*	34,700	(281,417)

		(1,535,389)

Machinery — (0.1)%
Chart Industries, Inc.*	8,400	(161,364)
WABCO Holdings, Inc.*	5,200	(545,116)

		(706,480)

Media — (0.2)%
Lions Gate Entertainment Corp.	29,500	(1,085,600)

Metals & Mining — (0.2)%
Allegheny Technologies, Inc.	45,300	(642,354)
Carpenter Technology Corp.	5,600	(166,712)

		(809,066)

Multiline Retail — (0.6)%
Dollar Tree, Inc.*	46,000	(3,066,360)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Multi-Utilities — (0.4)%
Dominion Resources, Inc.	19,400	$(1,365,372)
NorthWestern Corp.	19,100	(1,028,153)

		(2,393,525)

Oil, Gas & Consumable Fuels — (1.4)%
Bonanza Creek Energy, Inc.*	61,100	(248,677)
Diamondback Energy, Inc.*	25,900	(1,673,140)
Memorial Resource Development Corp.*	18,600	(326,988)
Oasis Petroleum, Inc.*	29,300	(254,324)
Parsley Energy, Inc. (Class A Stock)*	20,800	(313,456)
PDC Energy, Inc.*	19,900	(1,054,899)
Pioneer Natural Resources Co.	18,400	(2,238,176)
Rice Energy, Inc.*	100,200	(1,619,232)
Synergy Resources Corp.*	25,700	(251,860)

		(7,980,752)

Paper & Forest Products — (0.5)%
Louisiana-Pacific Corp.*	182,300	(2,595,952)

Pharmaceuticals — (1.8)%
BioDelivery Sciences International, Inc.*	65,300	(363,068)
Cempra, Inc.*	38,700	(1,077,408)
Impax Laboratories, Inc.*	72,700	(2,559,767)
Medicines Co. (The)*	81,800	(3,105,128)
Nektar Therapeutics*	73,000	(800,080)
Pacira Pharmaceuticals, Inc.*	33,200	(1,364,520)
Sagent Pharmaceuticals, Inc.*	34,900	(535,017)
Supernus Pharmaceuticals, Inc.*	12,800	(179,584)

		(9,984,572)

Professional Services — (0.4)%
Advisory Board Co. (The)*	46,800	(2,131,272)

Real Estate Investment Trusts (REITs) — (0.5)%
Pebblebrook Hotel Trust	20,400	(723,180)
Plum Creek Timber Co., Inc.	47,700	(1,884,627)
Washington Real Estate Investment Trust	10,400	(259,272)

		(2,867,079)

Real Estate Management & Development — (0.2)%
Howard Hughes Corp. (The)*	11,000	(1,262,140)

Road & Rail — (0.8)%
Hertz Global Holdings, Inc.*	177,400	(2,967,902)
Kansas City Southern	15,800	(1,435,904)

		(4,403,806)

Semiconductors & Semiconductor Equipment — (2.0)%
Atmel Corp.	293,600	(2,369,352)
Cavium, Inc.*	36,700	(2,252,279)
Cypress Semiconductor Corp.*	335,600	(2,859,312)
Inphi Corp.*	7,900	(189,916)
M/A-COM Technology Solutions Holdings, Inc.*	23,300	(675,467)
Microchip Technology, Inc.	36,900	(1,590,021)
Silicon Laboratories, Inc.*	4,800	(199,392)
Ultratech, Inc.*	32,700	(523,854)
Veeco Instruments, Inc.*	32,800	(672,728)

		(11,332,321)

Software — (3.3)%
Autodesk, Inc.*	88,400	(3,901,976)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Callidus Software, Inc.*	10,300	$(174,997)
CommVault Systems, Inc.*	7,800	(264,888)
NetSuite, Inc.*	41,000	(3,439,900)
Proofpoint, Inc.*	45,800	(2,762,656)
QLIK Technologies, Inc.*	31,500	(1,148,175)
ServiceNow, Inc.*	17,100	(1,187,595)
Splunk, Inc.*	94,700	(5,241,645)

		(18,121,832)

Specialty Retail — (1.1)%
Boot Barn Holdings, Inc.*	16,300	(300,409)
Cabela’s, Inc.*	12,700	(579,120)
Men’s Wearhouse, Inc. (The)	31,600	(1,343,632)
Monro Muffler Brake, Inc.	23,700	(1,600,935)
Restoration Hardware Holdings, Inc.*	26,900	(2,510,039)

		(6,334,135)

Textiles, Apparel & Luxury Goods — (0.8)%
Hanesbrands, Inc.	45,800	(1,325,452)
Under Armour, Inc. (Class A Stock)*	31,000	(3,000,180)

		(4,325,632)

Thrifts & Mortgage Finance — (0.1)%
LendingTree, Inc.*	3,100	(288,393)

Trading Companies & Distributors — (0.5)%
Fastenal Co.	52,900	(1,936,669)
MSC Industrial Direct Co., Inc. (Class A Stock)	12,500	(762,875)

		(2,699,544)

TOTAL SECURITIES SOLD SHORT (proceeds received $184,238,577)		(161,022,703)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 98.6% (cost $500,064,890)		546,782,829
Other assets in excess of liabilities(x) — 1.4%		7,647,304

NET ASSETS — 100.0%		$554,430,133

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, of a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $498,087,827.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Positions:
121	S&P 500 E-Mini	Dec. 2015	$11,602,611	$11,547,635	$(54,976)
11	S&P Mid Cap 400 E-Mini	Dec. 2015	1,516,759	1,499,190	(17,569)

					$(72,545)

(1)	U.S. Treasury obligation with a market value of $999,888 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity risk exposure as of September 30, 2015.

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,501,550	$—	$—
Air Freight & Logistics	7,900,762	—	—
Airlines	7,915,494	—	—
Auto Components	1,690,184	—	—
Automobiles	2,051,280	—	—
Banks	35,500,334	—	—
Beverages	13,228,896	—	—
Biotechnology	30,893,688	—	—
Building Products	5,960,717	—	—
Capital Markets	13,635,293	—	—
Chemicals	11,699,999	—	—
Commercial Services & Supplies	2,999,439	—	—
Communications Equipment	15,069,107	—	—
Construction & Engineering	1,742,598	—	—
Construction Materials	3,436,320	—	—
Consumer Finance	3,468,140	—	—
Containers & Packaging	2,425,566	—	—
Distributors	2,287,764	—	—
Diversified Financial Services	6,429,441	—	—
Diversified Telecommunication Services	15,578,192	—	—
Electric Utilities	10,184,268	—	—
Electrical Equipment	4,823,232	—	—
Electronic Equipment, Instruments & Components	10,372,564	—	—
Energy Equipment & Services	4,924,096	—	—
Food & Staples Retailing	12,349,574	—	—
Food Products	10,294,244	—	—
Gas Utilities	2,408,454	—	—
Health Care Equipment & Supplies	20,051,318	—	—
Health Care Providers & Services	24,938,999	—	—
Hotels, Restaurants & Leisure	16,310,388	—	—
Household Durables	3,499,080	—	—
Household Products	13,239,360	—	—
Independent Power & Renewable Electricity Producers	5,157,724	—	—
Industrial Conglomerates	7,609,879	—	—
Insurance	14,085,533	—	—
Internet & Catalog Retail	10,545,646	—	—
Internet Software & Services	19,931,831	—	—
IT Services	18,433,624	—	—
Leisure Products	3,129,974	—	—
Life Sciences Tools & Services	4,993,604	—	—
Machinery	8,048,404	—	—
Marine	892,968	—	—
Media	15,417,936	—	—
Metals & Mining	6,489,065	—	—
Multiline Retail	7,268,961	—	—
Multi-Utilities	4,479,924	—	—
Oil, Gas & Consumable Fuels	36,683,594	—	—
Paper & Forest Products	3,220,670	—	—
Pharmaceuticals	35,304,916	—	—
Professional Services	4,875,584	—	—
Real Estate Investment Trusts (REITs)	19,624,016	—	—
Real Estate Management & Development	6,204,462	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Road & Rail	$5,163,242	$—	$—
Semiconductors & Semiconductor Equipment	24,919,672	—	—
Software	41,251,599	—	—
Specialty Retail	24,946,269	—	—
Technology Hardware, Storage & Peripherals	24,485,959	—	—
Textiles, Apparel & Luxury Goods	6,224,300	—	—
Tobacco	8,446,544	—	—
Wireless Telecommunication Services	182,208	—	—
Affiliated Money Market Mutual Fund	4,977,195	—	—
U.S. Treasury Obligation	—	999,888	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(3,755,375)	—	—
Air Freight & Logistics	(214,353)	—	—
Automobiles	(1,341,360)	—	—
Banks	(403,975)	—	—
Biotechnology	(12,441,379)	—	—
Building Products	(553,536)	—	—
Capital Markets	(148,044)	—	—
Chemicals	(4,173,613)	—	—
Commercial Services & Supplies	(3,448,596)	—	—
Communications Equipment	(2,687,240)	—	—
Construction & Engineering	(2,457,315)	—	—
Consumer Finance	(550,368)	—	—
Containers & Packaging	(3,035,360)	—	—
Diversified Consumer Services	(3,025,683)	—	—
Electronic Equipment, Instruments & Components	(5,873,260)	—	—
Energy Equipment & Services	(1,699,002)	—	—
Food & Staples Retailing	(3,131,050)	—	—
Food Products	(2,965,134)	—	—
Gas Utilities	(201,761)	—	—
Health Care Equipment & Supplies	(4,665,758)	—	—
Health Care Providers & Services	(6,180,374)	—	—
Health Care Technology	(286,348)	—	—
Hotels, Restaurants & Leisure	(3,728,562)	—	—
Household Durables	(334,476)	—	—
Household Products	(713,778)	—	—
Independent Power & Renewable Electricity Producers	(1,945,202)	—	—
Insurance	(1,251,990)	—	—
Internet Software & Services	(3,217,856)	—	—
IT Services	(2,056,885)	—	—
Leisure Products	(611,220)	—	—
Life Sciences Tools & Services	(1,535,389)	—	—
Machinery	(706,480)	—	—
Media	(1,085,600)	—	—
Metals & Mining	(809,066)	—	—
Multiline Retail	(3,066,360)	—	—
Multi-Utilities	(2,393,525)	—	—
Oil, Gas & Consumable Fuels	(7,980,752)	—	—
Paper & Forest Products	(2,595,952)	—	—
Pharmaceuticals	(9,984,572)	—	—
Professional Services	(2,131,272)	—	—
Real Estate Investment Trusts (REITs)	(2,867,079)	—	—
Real Estate Management & Development	(1,262,140)	—	—
Road & Rail	(4,403,806)	—	—
Semiconductors & Semiconductor Equipment	(11,332,321)	—	—
Software	(18,121,832)	—	—
Specialty Retail	(6,334,135)	—	—
Textiles, Apparel & Luxury Goods	(4,325,632)	—	—
Thrifts & Mortgage Finance	(288,393)	—	—
Trading Companies & Distributors	(2,699,544)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Financial Futures Contracts	$(72,545)	$—	$—

Total	$545,710,396	$999,888	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	1,743,323	$17,624,995
AST AQR Emerging Markets Equity Portfolio*	134,039	1,132,628
AST AQR Large-Cap Portfolio*	7,160,528	91,654,753
AST Blackrock / Loomis Sayles Bond Portfolio*	579,115	7,308,429
AST Blackrock Low Duration Bond Portfolio*	451,581	4,709,986
AST Boston Partners Large-Cap Value Portfolio*	1,182,577	19,642,607
AST ClearBridge Dividend Growth Portfolio*	1,669,558	20,418,692
AST Goldman Sachs Global Income Portfolio*	1,161,397	11,741,722
AST Goldman Sachs Large-Cap Value Portfolio*	811,468	19,426,534
AST Goldman Sachs Mid-Cap Growth Portfolio*	204,150	1,455,591
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,500,236
AST Goldman Sachs Strategic Income Portfolio*	795,693	7,630,697
AST Herndon Large-Cap Value Portfolio*	1,259,240	14,959,774
AST High Yield Portfolio*	1,068,136	8,844,165
AST International Growth Portfolio*	3,440,803	44,420,763
AST International Value Portfolio*	2,653,282	43,964,889
AST Investment Grade Bond Portfolio*	12,503,811	86,901,485
AST Jennison Large-Cap Growth Portfolio*	1,104,925	23,656,435
AST Large-Cap Value Portfolio*	947,326	19,259,147
AST Loomis Sayles Large-Cap Growth Portfolio*	896,966	28,945,080
AST Lord Abbett Core Fixed Income Portfolio*	677,527	8,137,099
AST MFS Growth Portfolio*	1,455,624	23,857,680
AST MFS Large-Cap Value Portfolio*	1,045,280	14,947,498
AST Mid-Cap Value Portfolio*	81,970	1,546,775
AST Money Market Portfolio*	665,404	665,404
AST Neuberger Berman Core Bond Portfolio*	37,813	411,402
AST Neuberger Berman Mid-Cap Growth Portfolio*	40,846	1,436,139
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	60,151	1,532,640
AST Parametric Emerging Markets Equity Portfolio*	136,326	985,638
AST Prudential Core Bond Portfolio*	4,358,844	49,167,764

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA Emerging Markets Equity Portfolio*	87,054	$702,525
AST QMA International Core Equity Portfolio*	2,253,012	21,966,863
AST QMA Large-Cap Portfolio*	7,068,146	91,603,173
AST Small-Cap Growth Opportunities Portfolio*	618,006	8,584,103
AST Small-Cap Growth Portfolio*	275,187	8,618,856
AST Small-Cap Value Portfolio*	902,528	17,906,155
AST T. Rowe Price Equity Income Portfolio*	841,637	9,813,491
AST T. Rowe Price Large-Cap Growth Portfolio*	838,711	18,854,233
AST T. Rowe Price Natural Resources Portfolio*	26,646	441,792
AST Wellington Global Bond Portfolio*	1,451,417	14,702,856
AST Western Asset Core Plus Bond Portfolio*	3,084,693	35,288,888
AST Western Asset Emerging Markets Debt Portfolio*	236,817	2,204,769

TOTAL AFFILIATED MUTUAL FUNDS (cost $812,586,994)(w)		809,574,351

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,179,961)(w)	4,179,961	4,179,961

TOTAL INVESTMENTS — 100.1% (cost $816,766,955)		813,754,312
Liabilities in excess of other assets — (0.1)%		(600,612)

NET ASSETS — 100.0%		$813,153,700

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$809,574,351	$—	$—
Affiliated Money Market Mutual Fund	4,179,961	—	—

Total	$813,754,312	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 58.7%
Argentina
Banco Macro SA, ADR*	3,570	$137,088
BBVA Banco Frances SA, ADR*	6,913	107,221

		244,309

Australia — 0.5%
Australia & New Zealand Banking Group Ltd.	341,274	6,520,444
Bank of Queensland Ltd.	245,752	2,011,842
Beach Energy Ltd.	2,195,077	709,384
CSR Ltd.	359,036	733,368
Downer EDI Ltd.	695,196	1,643,786
Echo Entertainment Group Ltd.	632,249	2,163,416
Primary Health Care Ltd.(a)	454,527	1,216,016
Telstra Corp. Ltd.	2,060,100	8,145,034

		23,143,290

Austria — 0.2%
ams AG	108,035	4,030,854
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,011,332
Wienerberger AG	111,000	1,955,902

		6,998,088

Belgium — 0.2%
Anheuser-Busch InBev NV	46,409	4,935,880
Delhaize Group	31,249	2,769,947
Fagron NV	36,051	687,294
Melexis NV	13,000	602,214
Ontex Group NV	46,285	1,423,404

		10,418,739

Brazil — 0.1%
Banco do Brasil SA	74,900	283,957
BRF SA	32,900	586,300
Cia Paranaense de Energia, ADR	8,827	72,470
JBS SA	288,100	1,220,128
Kroton Educacional SA	34,700	67,921
Marfrig Global Foods SA*	100,200	181,217
MRV Engenharia e Participacoes SA	172,400	269,178
Multiplus SA	17,900	145,611
Porto Seguro SA	27,900	211,124
Sul America SA, UTS	102,300	467,053
Transmissora Alianca de Energia Eletrica SA, UTS	17,700	85,230

		3,590,189

Canada — 2.1%
Alimentation Couche-Tard, Inc. (Class B Stock)	235,264 10,819,147
BCE, Inc.	85,280	3,490,441
Canadian Natural Resources Ltd.	202,136	3,936,691
Canadian Tire Corp. Ltd. (Class A Stock)	68,532	6,165,056
CCL Industries, Inc. (Class B Stock)	22,021	3,091,191
CGI Group, Inc. (Class A Stock)*	217,179	7,868,568
Cogeco Cable, Inc.	41,342	1,998,171
DH Corp.	85,086	2,497,429
Empire Co. Ltd. (Class A Stock)	162,834	3,349,414
Enbridge Income Fund Holdings, Inc.	90,187	2,116,641
Fortis, Inc.	33,036	944,911
Genworth MI Canada, Inc.(a)	44,306	954,513

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
George Weston Ltd.	14,903	$1,205,641
Linamar Corp.	35,915	1,882,543
Magna International, Inc.	213,742	10,252,248
Mercer International, Inc.	110,259	1,105,898
Metro, Inc.	194,128	5,289,242
National Bank of Canada	138,995	4,437,008
Nevsun Resources Ltd.	236,382	692,584
Royal Bank of Canada	214,628	11,867,666
Shaw Communications, Inc. (Class B Stock)	72,880	1,411,180
Suncor Energy, Inc.	75,606	2,022,014
Toronto-Dominion Bank (The)	22,049	869,073
Transcontinental, Inc. (Class A Stock)	92,012	1,310,025
Western Forest Products, Inc.	237,330	320,115

		89,897,410

Chile
Banco Santander Chile, ADR	61,216	1,115,356

China — 0.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,466,000	556,778
ANTA Sports Products Ltd.	176,000	456,862
Bank of China Ltd. (Class H Stock)	1,858,000	801,231
Bank of Communications Co. Ltd. (Class H Stock)	705,000	491,416
Beijing Capital International Airport Co. Ltd. (Class H Stock)	192,000	179,465
Brilliance China Automotive Holdings Ltd.	190,000	225,881
BYD Electronic International Co. Ltd.*	105,000	65,605
China CITIC Bank Corp. Ltd. (Class H Stock)*	773,000	450,120
China Communications Construction Co. Ltd. (Class H Stock)	38,000	47,136
China Construction Bank Corp. (Class H Stock)	3,106,000	2,072,735
China Everbright Bank Co. Ltd. (Class H Stock)	2,077,000	907,534
China Galaxy Securities Co. (Class H Stock)	191,500	135,667
China Life Insurance Co. Ltd. (Class H Stock)	18,000	62,719
China Merchants Bank Co. Ltd. (Class H Stock)	54,500	132,833
China Metal Resources Utilization Ltd., 144A	396,000	121,555
China Minsheng Banking Corp. Ltd. (Class H Stock)	447,600	414,887
China Mobile Ltd.	115,000	1,376,523
China National Building Material Co. Ltd. (Class H Stock)	270,000	156,442
China Oilfield Services Ltd. (Class H Stock)	224,000	225,789
China Petroleum & Chemical Corp. (Class H Stock)	1,604,200	982,642
China Power International Development Ltd.	637,000	415,516
China Railway Group Ltd. (Class H Stock)	418,000	381,789
China South City Holdings Ltd.	410,000	100,809
China Southern Airlines Co. Ltd. (Class H Stock)	1,324,000	970,232
China Telecom Corp. Ltd. (Class H Stock)	1,208,000	585,298

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Travel International Investment Hong Kong Ltd.	1,554,000	$568,746
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	905,000	514,542
Fosun International Ltd.	307,617	531,165
Fuguiniao Co. Ltd. (Class H Stock)	69,200	105,005
Hengan International Group Co. Ltd.	30,000	293,151
Huadian Power International Corp. Ltd. (Class H Stock)	224,000	175,759
Huaneng Power International, Inc. (Class H Stock)	402,000	435,271
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,875,000	2,238,603
KWG Property Holding Ltd.	85,000	56,133
PetroChina Co. Ltd. (Class H Stock)	386,000	268,812
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	206,000	1,029,379
Qingdao Port International Co. Ltd. (Class H Stock), 144A	430,000	193,573
Shenzhen Expressway Co. Ltd. (Class H Stock)	916,000	599,358
Sichuan Expressway Co. Ltd. (Class H Stock)	494,000	155,924
Sino-Ocean Land Holdings Ltd.	203,500	111,365
TCL Communication Technology Holdings Ltd.	62,000	44,754
Tencent Holdings Ltd.	119,000	2,005,934
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	190,800	331,665
Yangzijiang Shipbuilding Holdings Ltd.	564,400	451,296
Zhejiang Expressway Co. Ltd. (Class H Stock)	860,000	939,406
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	37,500	279,039

		23,646,344

Colombia
Corporacion Financiera Colombiana	27,543	338,779

Denmark — 1.1%
A.P. Moeller-Maersk A/S (Class B Stock)	3,337	5,143,926
Ambu A/S (Class B Stock)(a)	49,300	1,335,990
Chr. Hansen Holding A/S	17,200	962,040
Coloplast A/S (Class B Stock)	33,668	2,387,026
Danske Bank A/S	315,561	9,536,364
DSV A/S	154,823	5,785,262
GN Store Nord A/S	92,900	1,668,925
Novo Nordisk A/S (Class B Stock)	196,846	10,622,711
OW Bunker A/S*(g)	53,469	—
SimCorp.A/S	117,947	5,940,645
TDC A/S	482,289	2,487,327
Topdanmark A/S*	49,997	1,420,374

		47,290,590

Faroe Islands
Bakkafrost P/F	25,015	799,582

Finland — 0.1%
Amer Sports OYJ	71,600	1,821,206

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Huhtamaki OYJ	99,342	$3,035,785

		4,856,991

France — 2.3%
AXA SA	70,725	1,717,139
BNP Paribas SA	78,902	4,645,309
Bureau Veritas SA	168,344	3,553,809
Cap Gemini SA	67,092	5,991,534
Cie Generale des Etablissements Michelin	61,734	5,648,347
Credit Agricole SA	99,980	1,151,048
Dassault Systemes	40,686	3,006,919
Edenred	37,355	611,676
Eiffage SA	35,002	2,165,248
GameLoft SE*	186,000	683,785
Ingenico Group	44,883	5,423,529
Interparfums SA	40,026	1,026,205
Ipsen SA	18,000	1,116,611
Korian SA	59,355	2,235,780
Legrand SA	121,293	6,453,195
L’Oreal SA	20,348	3,536,788
LVMH Moet Hennessy Louis Vuitton SE	18,872	3,212,844
Orange SA	585,403	8,874,324
Orpea	22,918	1,823,481
Sartorius Stedim Biotech	13,986	4,162,604
Schneider Electric SE	79,384	4,445,453
Societe BIC SA	16,498	2,563,634
Sodexo SA	42,860	3,556,294
Teleperformance	24,867	1,886,853
Thales SA	36,554	2,548,740
Total SA	197,692	8,892,802
UBISOFT Entertainment*	77,744	1,577,930
Valeo SA	31,293	4,248,894
Virbac SA	9,600	1,661,755

		98,422,530

Germany — 2.2%
Aareal Bank AG	50,833	1,807,968
Aurubis AG	49,732	3,165,288
Bayerische Motoren Werke AG	24,602	2,146,356
Bechtle AG	18,500	1,669,038
Bertrandt AG	12,493	1,304,629
Brenntag AG	39,381	2,124,766
CANCOM SE	40,907	1,424,268
Continental AG	32,908	7,028,721
Daimler AG	125,749	9,154,964
Deutsche Bank AG	38,956	1,051,319
Deutsche Lufthansa AG*	173,540	2,415,826
Fresenius SE & Co. KGaA	78,450	5,266,205
Hannover Rueck SE	35,259	3,611,636
Hugo Boss AG	56,284	6,328,639
Infineon Technologies AG	579,994	6,516,520
Jenoptik AG	89,200	1,268,153
LEG Immobilien GmbH*	31,408	2,598,486
Linde AG	16,455	2,672,710
Merck KGaA	90,429	8,006,294
MTU Aero Engines AG	9,500	795,350
Muenchener Rueckversicherungs- Gesellschaft AG	38,569	7,203,361
Rational AG	5,999	2,400,054

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
SAP SE	145,594	$9,432,168
Stroeer SE	9,600	565,823
Talanx AG	36,279	1,086,863
TLG Immobilien AG	72,248	1,310,248
Volkswagen AG(a)	9,700	1,142,889
Wirecard AG	24,100	1,153,966

		94,652,508

Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	591,000	1,112,958
Cheung Kong Property Holdings Ltd.	54,780	401,336
China Resources Cement Holdings Ltd.	1,476,000	675,668
CK Hutchison Holdings Ltd.	253,816	3,301,546
Dah Sing Banking Group Ltd.	77,600	142,917
Global Brands Group Holding Ltd.*	1,272,000	263,320
Ju Teng International Holdings Ltd.	422,000	208,750
Link REIT, REIT	77,000	423,918
Orient Overseas International Ltd.	158,500	745,792
PCCW Ltd.	2,561,000	1,318,290
Shimao Property Holdings Ltd.	650,000	982,258
Skyworth Digital Holdings Ltd.	1,550,000	1,054,976
Truly International Holdings Ltd.	936,000	237,316
Wasion Group Holdings Ltd.	280,000	290,738

		11,159,783

India
Axis Bank Ltd., GDR, RegS (original cost $633,650; purchased 12/17/14-12/19/14)(f)	16,215	611,305
Reliance Industries Ltd., GDR, 144A (original cost $417,238; purchased 11/29/13-12/17/14)(f)	13,373	347,937
Tata Motors Ltd., ADR*	5,812	130,770
Vedanta Ltd., ADR	32,421	167,941
Wipro Ltd., ADR(a)	15,536	190,937

		1,448,890

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	761,200	412,912
Bank Negara Indonesia Persero Tbk PT	3,039,000	860,933
Bank Rakyat Indonesia Persero Tbk PT	712,100	421,632
Telekomunikasi Indonesia Persero Tbk PT	4,424,000	798,980

		2,494,457

Ireland — 0.7%
Dalata Hotel Group PLC*	254,798	1,224,265
Glanbia PLC	87,495	1,618,051
Greencore Group PLC	293,935	1,215,607
ICON PLC*	17,333	1,230,123
Kerry Group PLC (Class A Stock)	42,970	3,232,673
Kingspan Group PLC	202,647	4,897,557
Origin Enterprises PLC*	140,002	1,002,149
Paddy Power PLC	12,500	1,446,310
Permanent TSB Group Holdings PLC*	362,600	1,924,564
Prothena Corp. PLC*	7,334	332,524
Shire PLC	89,248	6,101,149
Smurfit Kappa Group PLC	203,798	5,490,762

		29,715,734

	Shares	Value
COMMON STOCKS (Continued)
Israel — 0.2%
Check Point Software Technologies Ltd.*(a)	70,660	$5,605,458
Mizrahi Tefahot Bank Ltd.	6,176	73,029
Orbotech Ltd.*	49,356	762,550
Tower Semiconductor Ltd.*	66,225	852,316
Wix.Com Ltd.*(a)	34,772	605,728

		7,899,081

Italy — 0.4%
A2A SpA	1,818,562	2,257,691
Anima Holding SpA, 144A	197,000	1,723,585
Banca Popolare di Milano Scarl	932,841	922,335
Credito Valtellinese Scarl*	919,348	1,188,905
De’ Longhi	154,742	3,802,062
FinecoBank Banca Fineco SpA	148,743	988,490
Luxottica Group SpA	36,572	2,534,621
Recordati SpA	95,459	2,202,782
Unipol Gruppo Finanziario SpA	423,642	1,861,494
Yoox SpA*	54,299	1,634,834

		19,116,799

Japan — 2.8%
Aisin Seiki Co. Ltd.	138,300	4,640,237
Bandai Namco Holdings, Inc.	177,200	4,112,585
Calsonic Kansei Corp.	221,000	1,659,555
Central Japan Railway Co.	19,800	3,192,309
COMSYS Holdings Corp.	143,700	1,713,988
Fujikura Ltd.	231,000	955,068
ITOCHU Corp.	544,800	5,759,208
Japan Airlines Co. Ltd.	142,400	5,038,813
Japan Display, Inc.*	591,200	1,703,037
JX Holdings, Inc.	1,302,600	4,703,585
Konica Minolta, Inc.	112,700	1,187,268
Marubeni Corp.	454,000	2,224,318
Matsumotokiyoshi Holdings Co. Ltd.	45,300	2,009,760
Mitsubishi Corp.	283,200	4,642,090
Mitsubishi Gas Chemical Co., Inc.	447,000	2,063,391
Mitsubishi Materials Corp.	720,000	2,187,667
Mitsubishi UFJ Financial Group, Inc.	518,900	3,135,318
Mitsui & Co. Ltd.	503,000	5,653,467
Mitsui Engineering & Shipbuilding Co. Ltd.	1,185,000	1,709,814
Mizuho Financial Group, Inc.	5,059,500	9,464,310
NHK Spring Co. Ltd.	235,900	2,287,399
Nippon Telegraph & Telephone Corp.	254,800	8,974,983
Nissan Motor Co. Ltd.	1,032,200	9,490,664
Ricoh Co. Ltd.	402,800	4,065,429
Seiko Epson Corp.	104,800	1,482,507
Seino Holdings Co. Ltd.	211,900	2,210,781
Sekisui House Ltd.	312,900	4,901,242
Sojitz Corp.	998,800	1,860,690
Sumitomo Mitsui Financial Group, Inc.	191,500	7,261,740
Sumitomo Osaka Cement Co. Ltd.	496,000	1,761,310
Tokai Rika Co. Ltd.	94,700	1,955,265
Toyoda Gosei Co. Ltd.	50,000	982,741
West Japan Railway Co.	95,400	5,979,286
Yokohama Rubber Co. Ltd. (The)	121,100	2,135,857

		123,105,682

Malaysia — 0.1%
Berjaya Auto Bhd	225,820	100,690

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
DiGi.Com Bhd	573,000	$723,436
Hong Leong Financial Group Bhd	108,600	346,520
MISC Bhd	54,600	109,570
Sunway Bhd	156,500	112,234
Sunway Construction Group Bhd*	15,650	4,165
Tenaga Nasional Bhd	409,600	1,120,271

		2,516,886

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	249,500	207,364
Credito Real SAB de CV, SOFOM, ER	64,400	125,829
Gentera SAB de CV	201,900	329,873
Gruma SAB de CV (Class B Stock)	54,000	742,684
Grupo Aeroportuario del Centro Norte SABde CV, ADR*	6,054	240,102
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,841	680,912
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	71,500	621,743
Grupo Aeroportuario del Sureste SAB de CV, ADR	593	90,296
Industrias Bachoco SA de CV, ADR	18,183	1,110,981
Vitro SAB de CV (Class A Stock)	317,700	723,169

		4,872,953

Netherlands — 1.0%
Aalberts Industries NV	56,269	1,667,614
Aegon NV	703,349	4,033,125
AerCap Holdings NV*	141,716	5,419,220
Akzo Nobel NV	37,148	2,416,091
ASML Holding NV	52,725	4,634,706
BE Semiconductor Industries NV	67,172	1,045,808
Brunel International NV	55,396	941,742
Euronext NV, 144A	28,400	1,211,433
Flow Traders, 144A	24,149	940,940
ING Groep NV, CVA	170,917	2,415,943
NN Group NV	34,068	978,003
Royal Boskalis Westminster NV	50,761	2,221,950
Royal Dutch Shell PLC (Class A Stock), (XEQT)	299,457	7,103,104
Royal Dutch Shell PLC (Class B Stock)	228,529	5,403,610
TomTom NV*	186,900	1,913,328

		42,346,617

New Zealand
Air New Zealand Ltd.	867,254	1,364,661

Norway — 0.3%
DNB ASA	316,303	4,116,484
Marine Harvest ASA*	368,561	4,688,830
Opera Software ASA(a)	197,700	1,066,457
Prosafe SE	309,470	862,210
Salmar ASA	56,556	894,051
Yara International ASA	41,361	1,650,000

		13,278,032

Peru
Credicorp Ltd.	2,380	253,137

Philippines
BDO Unibank, Inc.	154,720	343,135

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
DMCI Holdings, Inc.	1,873,750	$512,433
Universal Robina Corp.	214,070	880,148

		1,735,716

Poland
Asseco Poland SA	19,783	281,551
Energa SA	127,479	565,782
Tauron Polska Energia SA	107,076	92,487

		939,820

Portugal
CTT-Correios de Portugal SA	90,960	1,015,952

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,937	141,358

Russia — 0.1%
Gazprom PAO, ADR	91,234	370,410
Mobile TeleSystems PJSC, ADR	95,179	687,192
Rosneft Oil Co., GDR, RegS (original cost $293,204; purchased 04/30/13-04/28/15)(f)	60,223	223,506
RusHydro PJSC, ADR	61,450	62,679
Severstal PAO, GDR, RegS (original cost $678,097; purchased 04/28/15)(f)	61,755	658,913
Sistema JSFC, GDR (original cost $336,231; purchased 05/10/13-04/28/15)(f)	43,936	301,514
TMK PAO, GDR, RegS (original cost $82,583; purchased 04/28/15)(f)	20,333	62,829
United Co. RUSAL PLC*	341,000	137,389

		2,504,432

Singapore — 0.1%
Asian Pay Television Trust	180,200	99,505
Avago Technologies Ltd.(a)	6,936	867,069
ComfortDelGro Corp. Ltd.	63,000	127,271
DBS Group Holdings Ltd.	82,200	938,259
Kulicke & Soffa Industries, Inc.*	54,518	500,475
Mapletree Commercial Trust, REIT	126,400	111,532
Religare Health Trust	110,900	74,144
SMRT Corp. Ltd.	159,400	146,349
Wing Tai Holdings Ltd.	257,800	302,881

		3,167,485

South Africa — 0.2%
AECI Ltd.	27,836	184,609
AVI Ltd.	84,178	532,532
FirstRand Ltd.	83,433	296,479
Gold Fields Ltd.	126,353	332,603
Investec Ltd.	140,130	1,072,497
JSE Ltd.	14,923	139,153
Liberty Holdings Ltd.	89,493	817,655
Mondi Ltd.	63,546	1,332,391
MTN Group Ltd.	7,637	98,206
Naspers Ltd. (Class N Stock)	8,578	1,075,057
Net 1 UEPS Technologies, Inc.*	8,498	142,256
Pick’n Pay Holdings Ltd.	33,571	68,497

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Sanlam Ltd.	159,661	$690,450
Sappi Ltd.*	86,045	264,240
Sasol	23,939	670,597
Sibanye Gold Ltd., ADR	13,218	61,332
Steinhoff International Holdings Ltd.	176,568	1,084,206
Telkom SA SOC Ltd.	211,001	1,014,469

		9,877,229

South Korea — 0.3%
Asiana Airlines, Inc.*	9,425	41,984
Daesang Holdings Co. Ltd.	2,644	54,220
Dongbu Insurance Co. Ltd.	8,557	443,799
Dongwon F&B Co. Ltd.	579	196,488
Eo Technics Co. Ltd.	3,715	345,946
Halla Holdings Corp.	12,496	626,308
Hanil Cement Co. Ltd.	5,193	583,158
Hansae Co. Ltd.	6,511	304,223
Hanssem Co. Ltd.	1,380	334,131
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	96,190
Hyundai Mobis Co., Ltd.	1,111	217,386
Hyundai Motor Co.	3,149	437,586
JB Financial Group Co. Ltd.	15,610	79,854
Kia Motors Corp.	14,147	641,301
KISWIRE Ltd.	2,414	94,350
Korea Electric Power Corp.	36,429	1,501,927
LG Display Co. Ltd.	50,895	971,637
Meritz Securities Co. Ltd.	166,344	630,595
POSCO	5,472	773,713
Samsung Electronics Co. Ltd.	2,707	2,597,242
Samsung Electronics Co. Ltd., GDR, 144A (original cost $1,436,835; purchased 04/30/13)(f)	2,082	989,192
Samyang Corp.	691	51,897
SK Hynix, Inc.	49,910	1,423,459
SK Networks Co. Ltd.	67,077	390,988
SK Telecom Co. Ltd., ADR(a)	29,821	727,632
S-Oil Corp.	3,030	161,232
Ssangyong Cement Industrial Co. Ltd.*	7,884	130,616

		14,847,054

Spain — 0.7%
Almirall SA	64,747	1,156,095
Amadeus IT Holding SA (Class A Stock)	92,621	3,968,384
Banco de Sabadell SA	337,467	621,131
Bolsas y Mercados Espanoles, SHMSF, SA	56,400	1,907,924
Cia de Distribucion Integral Logista Holdings SA	48,554	916,131
Cie Automotive SA	95,854	1,335,057
Distribuidora Internacional de Alimentacion SA*	356,194	2,156,240
Gamesa Corp. Tecnologica SA	112,000	1,554,773
Gas Natural SDG SA	122,374	2,387,789
Iberdrola SA	452,342	3,014,071
Industria de Diseno Textil, SA	105,846	3,549,191
Mapfre SA	434,899	1,137,197
Melia Hotels International SA	156,914	2,189,047
Repsol SA	197,747	2,306,368

		28,199,398

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 1.4%
Atlas Copco AB (Class A Stock)	191,761	$4,611,663
Betsson AB*	139,700	2,353,276
Bilia AB (Class A Stock)	37,959	761,248
BioGaia AB (Class B Stock)	48,200	1,595,974
Elekta AB (Class B Stock)	224,779	1,496,283
Hexagon AB (Class B Stock)	161,230	4,925,829
Hexpol AB	265,059	2,964,364
JM AB	73,839	1,986,071
Meda AB (Class A Stock)	61,810	883,978
NetEnt AB*	67,915	3,781,210
Nibe Industrier AB (Class B Stock)	51,000	1,492,899
Nordea Bank AB	285,503	3,185,219
Peab AB	125,000	869,455
Scandi Standard AB	180,000	976,350
Skandinaviska Enskilda Banken AB (Class A Stock)	448,096	4,792,486
Svenska Cellulosa AB (Class B Stock)	351,318	9,830,628
Swedbank AB (Class A Stock)	286,070	6,327,967
Trelleborg AB (Class B Stock)	228,704	3,623,232
Wallenstam AB (Class B Stock)	227,800	1,873,029

		58,331,161

Switzerland — 1.4%
Burckhardt Compression Holding AG	3,550	1,148,071
Chocoladefabriken Lindt & Sprungli AG*	548	3,212,998
Cie Financiere Richemont SA	99,368	7,731,921
Clariant AG*	126,933	2,137,815
Georg Fischer AG	1,802	1,021,329
Interroll Holding AG*	2,555	1,822,004
Julius Baer Group Ltd.*	70,477	3,200,502
Leonteq AG*	7,300	1,290,387
Lonza Group AG*	6,696	878,622
Nestle SA	24,190	1,819,226
Novartis AG	111,404	10,239,352
Roche Holding AG	22,384	5,942,315
Sunrise Communications Group AG, 144A*	11,400	654,405
Swiss Life Holding*	22,089	4,927,287
Swiss Re AG	113,955	9,777,014
TE Connectivity Ltd.	34,881	2,089,023
U-Blox AG*	5,120	1,031,342

		58,923,613

Taiwan — 0.2%
Advanced Semiconductor Engineering, Inc.	288,000	313,801
Advanced Semiconductor Engineering, Inc., ADR	108,272	594,413
AU Optronics Corp., ADR	118,089	349,543
Chailease Holding Co. Ltd.	25,760	40,503
China Development Financial Holding Corp.	522,000	140,818
Coretronic Corp.	309,500	280,175
Fubon Financial Holding Co. Ltd.	746,000	1,167,819
Hon Hai Precision Industry Co. Ltd.	537,222	1,403,466
Innolux Corp.	2,031,000	636,078
Micro-Star International Co. Ltd.	336,000	285,762
Silicon Motion Technology Corp., ADR	25,242	689,359
Siliconware Precision Industries Co. Ltd., ADR	80,012	502,875
Taishin Financial Holding Co. Ltd.	454,866	161,657

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	527,000	$2,112,046
United Microelectronics Corp.	1,962,000	644,487
United Microelectronics Corp., ADR	31,718	51,383

		9,374,185

Thailand
Airports of Thailand PCL	27,800	215,231
Kasikornbank PCL	37,900	178,344
PTT Exploration and Production PCL	165,400	318,997
PTT Global Chemical PCL	291,600	431,836

		1,144,408

Turkey — 0.1%
Cimsa Cimento Sanayi VE Ticaret A/S	14,827	72,752
Eregli Demir ve Celik Fabrikalari TAS	623,537	769,705
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Class D Stock)	1,431,460	587,256
TAV Havalimanlari Holding A/S	48,717	382,806
Turkiye Is Bankasi (Class C Stock)	240,415	374,797
Turkiye Vakiflar Bankasi TAO (Class D Stock)	482,907	612,187

		2,799,503

United Kingdom — 4.0%
3i Group PLC	435,287	3,074,809
ASOS PLC*	41,100	1,722,683
Auto Trader Group PLC, 144A*	496,377	2,553,844
AVEVA Group PLC	36,337	1,120,939
Bellway PLC	134,397	5,063,948
Berkeley Group Holdings PLC	99,289	5,026,041
Bovis Homes Group PLC	75,741	1,155,805
BP PLC	2,032,373	10,310,952
British American Tobacco PLC	126,111	6,958,244
BT Group PLC	1,161,195	7,390,452
Bunzl PLC	65,693	1,762,813
Cineworld Group PLC	100,000	840,972
Close Brothers Group PLC	53,288	1,205,309
Compass Group PLC	265,090	4,234,240
DCC PLC	60,243	4,552,330
Delphi Automotive PLC(a)	12,282	933,923
Diageo PLC	230,718	6,198,661
DS Smith PLC	226,800	1,354,864
Dunelm Group PLC	119,700	1,629,680
easyJet PLC	202,135	5,456,428
Genus PLC	96,400	2,069,479
Halma PLC	156,082	1,706,588
IMI PLC	132,619	1,905,616
Intermediate Capital Group PLC	123,328	964,648
International Consolidated Airlines Group SA*	633,228	5,673,096
Interserve PLC	38,000	331,525
J Sainsbury PLC	186,290	736,747
JD Sports Fashion PLC	67,461	974,590
Just Eat PLC*	290,765	1,809,047
Legal & General Group PLC	1,876,839	6,767,432
Lloyds Banking Group PLC	3,688,055	4,198,692
Moneysupermarket.com Group PLC	518,286	2,653,619
Oxford Instruments PLC	105,761	929,337

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Pace PLC	165,318	$901,553
Paragon Group of Cos. PLC	132,427	792,269
Persimmon PLC*	243,305	7,405,294
Pets at Home Group PLC	377,568	1,576,485
Prudential PLC	423,217	8,928,381
Reckitt Benckiser Group PLC	122,955	11,150,238
Restaurant Group PLC	113,200	1,158,242
Rightmove PLC	23,200	1,283,115
Rotork PLC	709,857	1,773,316
SABMiller PLC	72,501	4,105,561
Senior PLC	422,400	1,608,438
Spirax-Sarco Engineering PLC	60,850	2,582,581
St James’s Place PLC	379,364	4,882,456
Taylor Wimpey PLC	2,611,385	7,736,929
Unilever NV, CVA	70,496	2,825,847
Victrex PLC	43,785	1,175,090
WH Smith PLC	63,846	1,513,439
Whitbread PLC	62,882	4,454,948
WPP PLC	196,826	4,097,712

		173,219,247

United States — 34.8%
3M Co.	4,552	645,337
8x8, Inc.*	102,594	848,452
AbbVie, Inc.	75,763	4,122,265
Acadia Healthcare Co., Inc.*(a)	23,262	1,541,573
ACE Ltd.	22,678	2,344,905
ACI Worldwide, Inc.*	47,103	994,815
Adeptus Health, Inc. (Class A Stock)*(a)	14,888	1,202,355
Aetna, Inc.(a)	52,789	5,775,644
AGL Resources, Inc.	12,125	740,110
Air Lease Corp.	43,178	1,335,064
Aircastle Ltd.	156,380	3,222,992
Alaska Air Group, Inc.	124,220	9,869,279
Albany Molecular Research, Inc.*(a)	52,638	916,954
Alcoa, Inc.	111,351	1,075,651
Allergan PLC*	5,810	1,579,216
Allstate Corp. (The)	145,880	8,496,051
Altria Group, Inc.	73,954	4,023,098
AMAG Pharmaceuticals, Inc.*	5,590	222,091
Amdocs Ltd.	55,303	3,145,635
Ameren Corp.	279,139	11,799,206
American Airlines Group, Inc.	12,938	502,383
American Electric Power Co., Inc.	191,421	10,884,198
American Equity Investment Life Holding Co.(a)	86,166	2,008,529
American International Group, Inc.	43,512	2,472,352
American Railcar Industries, Inc.(a)	34,268	1,239,131
American Woodmark Corp.*	12,674	822,162
Ameriprise Financial, Inc.	43,850	4,785,351
AMERISAFE, Inc.	24,643	1,225,496
AmerisourceBergen Corp.	90,548	8,601,154
Amgen, Inc.	151,333	20,932,381
Amsurg Corp.*	18,232	1,416,809
AmTrust Financial Services, Inc.	52,178	3,286,170
Analog Devices, Inc.	21,123	1,191,548
ANI Pharmaceuticals, Inc.*(a)	15,816	624,890
Annaly Capital Management, Inc., REIT	65,927	650,699
Anthem, Inc.	65,485	9,167,900

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Apollo Commercial Real Estate Finance, Inc., REIT	91,758	$1,441,518
Apple, Inc.	521,122	57,479,757
Archer-Daniels-Midland Co.	283,912	11,768,152
ARRIS Group, Inc.*	15,908	413,131
Arrow Electronics, Inc.*	86,422	4,777,408
Ashland, Inc.	41,565	4,182,270
Aspen Insurance Holdings Ltd.	61,123	2,840,386
Assurant, Inc.	32,278	2,550,285
AT&T, Inc.	463,311	15,094,672
Atmos Energy Corp.	12,693	738,479
AutoNation, Inc.*	10,763	626,191
Avnet, Inc.	31,361	1,338,487
Axis Capital Holdings Ltd.	112,504	6,043,715
Ball Corp.	13,042	811,212
Bank of America Corp.	616,964	9,612,299
Bank of New York Mellon Corp. (The)	245,900	9,626,985
Bank of the Ozarks, Inc.(a)	30,952	1,354,460
BB&T Corp.	13,619	484,836
Becton, Dickinson and Co.	8,028	1,064,994
Bemis Co., Inc.	9,531	377,142
Benchmark Electronics, Inc.*	11,920	259,379
Berkshire Hathaway, Inc. (Class B Stock)*	123,669	16,126,438
Biogen, Inc.*	1,468	428,377
BioSpecifics Technologies Corp.*	12,190	530,753
BioTelemetry, Inc.*	53,704	657,337
Blackhawk Network Holdings, Inc.*	50,148	2,125,774
BlackRock, Inc.	19,525	5,808,102
Boeing Co. (The)	40,125	5,254,369
Booz Allen Hamilton Holding Corp.	51,008	1,336,920
Brinker International, Inc.(a)	18,921	996,569
Broadcom Corp. (Class A Stock)	62,904	3,235,153
Broadridge Financial Solutions, Inc.	145,025	8,027,134
Brocade Communications Systems, Inc.	362,368	3,761,380
Builders FirstSource, Inc.*	73,747	935,112
Burlington Stores, Inc.*	16,628	848,693
Cable One, Inc.*	590	247,458
Cabot Microelectronics Corp.*	18,843	729,978
Cadence Design Systems, Inc.*(a)	42,367	876,150
Callidus Software, Inc.*	66,770	1,134,422
Cal-Maine Foods, Inc.(a)	12,047	657,887
Cambrex Corp.*	23,453	930,615
Capital One Financial Corp.	81,017	5,875,353
Cardinal Health, Inc.	133,610	10,263,920
Carnival Corp.	58,152	2,890,154
Cathay General Bancorp(a)	41,096	1,231,236
CBS Corp. (Class B Stock)	62,335	2,487,167
CDW Corp.	169,989	6,945,751
Celgene Corp.*	60,529	6,547,422
CenturyLink, Inc.	86,498	2,172,830
Cepheid, Inc.*(a)	17,482	790,186
CF Industries Holdings, Inc.	11,531	517,742
Cheesecake Factory, Inc. (The)	21,422	1,155,931
Chemed Corp.	2,962	395,338
Chevron Corp.	207,512	16,368,547
Chimera Investment Corp., REIT	162,432	2,171,716
Cigna Corp.	74,163	10,013,488
Cinemark Holdings, Inc.	31,064	1,009,269
Cirrus Logic, Inc.*	20,896	658,433

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cisco Systems, Inc.	903,702	$23,722,177
Citigroup, Inc.	179,984	8,929,006
CME Group, Inc.	55,830	5,177,674
CMS Energy Corp.(a)	262,618	9,275,668
Coca-Cola Co. (The)	28,679	1,150,601
Cognizant Technology Solutions Corp. (Class A Stock)*	66,480	4,162,313
Columbia Pipeline Group, Inc.	11,990	219,297
Comcast Corp. (Class A Stock)	445,736	25,353,464
Comcast Corp. (Special Class A Stock)	86,037	4,924,758
Concho Resources, Inc.*	47,005	4,620,591
ConocoPhillips	14,458	693,406
Convergys Corp.	72,901	1,684,742
Core-Mark Holding Co., Inc.	15,467	1,012,315
Corning, Inc.	128,367	2,197,643
Costco Wholesale Corp.	21,245	3,071,390
Cowen Group, Inc. (Class A Stock)*(a)	193,407	881,936
Cracker Barrel Old Country Store, Inc.(a)	3,757	553,331
CST Brands, Inc.	15,838	533,107
CSX Corp.	97,077	2,611,371
CVS Health Corp.(a)	243,873	23,528,867
Cynosure, Inc. (Class A Stock)*	29,334	881,193
Cypress Semiconductor Corp.*	74,986	638,881
CYS Investments, Inc., REIT	297,828	2,162,231
Danaher Corp.	27,010	2,301,522
Darden Restaurants, Inc.	16,650	1,141,191
Delta Air Lines, Inc.	35,938	1,612,538
Deluxe Corp.	55,469	3,091,842
Denbury Resources, Inc.(a)	553,212	1,349,837
Depomed, Inc.*	37,357	704,179
Devon Energy Corp.	17,471	647,999
Diamond Resorts International, Inc.*(a)	34,084	797,225
Diamondback Energy, Inc.*	10,019	647,227
Dillard’s, Inc. (Class A Stock)	54,161	4,733,130
Discover Financial Services	42,795	2,224,912
Dollar General Corp.	83,635	6,058,519
Domtar Corp.	9,346	334,119
Dow Chemical Co. (The)	297,650	12,620,360
Dr. Pepper Snapple Group, Inc.	103,110	8,150,845
DST Systems, Inc.	21,484	2,258,828
DTE Energy Co.	138,081	11,097,570
Duke Energy Corp.	111,476	8,019,583
Eagle Bancorp, Inc.*	19,296	877,968
Eagle Pharmaceuticals, Inc.*(a)	12,555	929,447
Echo Global Logistics, Inc.*	33,985	666,106
Edison International	169,356	10,681,283
Electronics For Imaging, Inc.*(a)	23,125	1,000,850
Eli Lilly & Co.	228,509	19,123,918
EMC Corp.	44,174	1,067,244
Endurance International Group Holdings, Inc.*(a)	39,846	532,343
Endurance Specialty Holdings Ltd.	8,242	503,009
Entergy Corp.	21,297	1,386,435
EOG Resources, Inc.	78,922	5,745,522
Esperion Therapeutics, Inc.*(a)	9,919	233,989
Euronet Worldwide, Inc.*	24,654	1,826,615
Everest Re Group, Ltd.	47,941	8,310,093
Eversource Energy	9,015	456,339
Exxon Mobil Corp.(a)	225,525	16,767,784

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Facebook, Inc. (Class A Stock)*	62,964	$5,660,464
FedEx Corp.	13,864	1,996,139
Ferro Corp.*	58,210	637,399
Fifth Third Bancorp	226,768	4,288,183
Fiserv, Inc.*	103,455	8,960,238
FleetCor Technologies, Inc.*	48,020	6,608,512
Flextronics International Ltd.*	164,532	1,734,167
Foot Locker, Inc.	22,547	1,622,708
Forward Air Corp.	18,200	755,118
Frontier Communications Corp.	212,315	1,008,496
GameStop Corp. (Class A Stock)(a)	115,295	4,751,307
Gannett Co., Inc.	18,710	275,598
GATX Corp.	15,681	692,316
General Electric Co.	837,536	21,122,658
General Motors Co.	36,820	1,105,336
Gilead Sciences, Inc.	120,355	11,817,657
Globus Medical, Inc. (Class A Stock)*(a)	40,862	844,209
Goldman Sachs Group, Inc. (The)	35,251	6,125,214
Google, Inc. (Class A Stock)*	20,930	13,361,084
Google, Inc. (Class C Stock)*	11,108	6,758,329
Graham Holdings Co. (Class B Stock)	513	296,001
Guidewire Software, Inc.*	16,391	861,839
Hanover Insurance Group, Inc. (The)	69,006	5,361,766
Harris Corp.	23,831	1,743,238
Hartford Financial Services Group, Inc. (The)	110,295	5,049,305
HealthSouth Corp.	34,194	1,312,024
Helen of Troy Ltd.*	10,570	943,901
Helmerich & Payne, Inc.(a)	10,099	477,279
Hewlett-Packard Co.	355,717	9,109,912
HFF, Inc. (Class A Stock)	29,989	1,012,429
Home Depot, Inc. (The)(a)	91,359	10,551,051
Home Loan Servicing Solutions Ltd.	50,900	35,375
Horizon Pharma PLC*(a)	32,577	645,676
Humana, Inc.	17,864	3,197,656
Huntington Ingalls Industries, Inc.	15,044	1,611,965
Huron Consulting Group, Inc.*	5,118	320,029
ICF International, Inc.*	20,270	616,005
Iconix Brand Group, Inc.*(a)	70,137	948,252
Impax Laboratories, Inc.*(a)	20,792	732,086
inContact, Inc.*	83,461	626,792
Inogen, Inc.*	25,944	1,259,581
Inphi Corp.*	31,139	748,582
Installed Building Products, Inc.*	33,496	846,779
Intel Corp.	769,277	23,186,009
Intercontinental Exchange, Inc.	25,272	5,938,667
International Business Machines Corp.	5,495	796,610
International Game Technology PLC	39,248	601,672
Interpublic Group of Cos., Inc. (The)	35,580	680,645
Intersect ENT, Inc.*	37,321	873,311
Intra-Cellular Therapies, Inc.*	19,193	768,488
Intuitive Surgical, Inc.*	8,210	3,773,152
j2 Global, Inc.	9,609	680,798
Jabil Circuit, Inc.(a)	143,744	3,215,553
Jack Henry & Associates, Inc.	26,556	1,848,563
JetBlue Airways Corp.*(a)	20,555	529,702
Johnson & Johnson	266,743	24,900,459
JPMorgan Chase & Co.	506,642	30,889,963
K2M Group Holdings, Inc.*	42,871	797,401

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kaiser Aluminum Corp.	12,997	$1,043,009
KAR Auction Services, Inc.	29,041	1,030,955
Kennedy-Wilson Holdings, Inc.	34,069	755,310
KeyCorp.	48,858	635,643
Kforce, Inc.	35,832	941,665
Knoll, Inc.	33,215	730,066
Kohl’s Corp.	4,750	219,973
Kroger Co. (The)	368,255	13,282,958
L Brands, Inc.	22,092	1,991,152
La Quinta Holdings, Inc.*	52,170	823,243
Laboratory Corp. of America Holdings*	57,082	6,191,685
Lam Research Corp.	74,795	4,886,357
LDR Holding Corp.*	26,473	914,113
Lear Corp.	28,882	3,141,784
Legg Mason, Inc.	4,600	191,406
LendingTree, Inc.*	13,765	1,280,558
LGI Homes, Inc.*(a)	34,569	939,931
Libbey, Inc.	21,870	713,181
Ligand Pharmaceuticals, Inc.*(a)	11,809	1,011,441
Lincoln National Corp.	149,120	7,077,235
Lowe’s Cos., Inc.	40,192	2,770,033
LyondellBasell Industries NV (Class A Stock)	99,850	8,323,496
Macquarie Infrastructure Corp.	16,212	1,210,388
Macy’s, Inc.	139,407	7,154,367
Mallinckrodt PLC*	29,486	1,885,335
Marathon Petroleum Corp.	36,497	1,690,906
Marcus & Millichap, Inc.*	18,126	833,615
Marriott Vacations Worldwide Corp.	50,999	3,475,072
Matador Resources Co.*(a)	30,684	636,386
Maxim Integrated Products, Inc.	98,796	3,299,786
MAXIMUS, Inc.	18,074	1,076,487
MaxLinear, Inc. (Class A Stock)*	67,933	845,086
McGraw Hill Financial, Inc.	8,649	748,139
McKesson Corp.	42,151	7,799,200
MEDNAX, Inc.*	4,919	377,730
Medtronic PLC	160,307	10,730,951
Mentor Graphics Corp.	44,794	1,103,276
Merck & Co., Inc.	198,887	9,823,029
MetLife, Inc.	36,270	1,710,131
MFA Financial, Inc., REIT	475,042	3,235,036
Micron Technology, Inc.*(a)	205,912	3,084,562
Microsoft Corp.	449,215	19,882,256
Middleby Corp. (The)*	5,930	623,777
Minerals Technologies, Inc.	7,380	355,421
Mobileye NV*	42,005	1,910,387
Molson Coors Brewing Co. (Class B Stock)	21,656	1,797,881
Mondelez International, Inc. (Class A Stock)	167,140	6,998,152
Monster Worldwide, Inc.*	97,930	628,711
Morgan Stanley	194,526	6,127,569
Mosaic Co. (The)	115,813	3,602,942
Motorcar Parts of America, Inc.*	28,897	905,632
Murphy USA, Inc.*	18,886	1,037,786
Mylan NV*(a)	199,740	8,041,532
National General Holdings Corp.	40,293	777,252
Navient Corp.	57,584	647,244
NeuStar, Inc. (Class A Stock)*(a)	78,732	2,142,298
New Residential Investment Corp., REIT	145,878	1,911,002
Newmont Mining Corp.	437,826	7,035,864

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nexteer Automotive Group Ltd.	1,047,000	$1,053,748
NextEra Energy, Inc.	20,232	1,973,632
NIKE, Inc. (Class B Stock)	32,453	3,990,745
NiSource, Inc.	68,270	1,266,409
Norfolk Southern Corp.	59,788	4,567,803
Northrop Grumman Corp.	71,412	11,850,821
NVIDIA Corp.	86,175	2,124,214
Omnicell, Inc.*	86,020	2,675,222
ON Semiconductor Corp.*	190,651	1,792,119
Oracle Corp.	591,862	21,378,055
PACCAR, Inc.	15,541	810,774
Packaging Corp. of America	29,168	1,754,747
PAREXEL International Corp.*	17,158	1,062,423
PartnerRe Ltd.	40,937	5,685,331
PBF Energy, Inc. (Class A Stock)	27,543	777,539
Penn National Gaming, Inc.*	19,464	326,606
Penske Automotive Group, Inc.	7,915	383,403
PepsiCo, Inc.	74,069	6,984,707
Pfizer, Inc.	574,829	18,055,379
PG&E Corp.	213,856	11,291,597
PGT, Inc.*	71,409	876,903
Phibro Animal Health Corp. (Class A Stock)	43,100	1,363,253
Phillips 66	23,254	1,786,837
Pilgrim’s Pride Corp.(a)	13,200	274,296
Pinnacle Foods, Inc.	113,094	4,736,377
Pinnacle West Capital Corp.	72,906	4,676,191
Pitney Bowes, Inc.(a)	27,832	552,465
PNC Financial Services Group, Inc. (The)	121,672	10,853,142
PNM Resources, Inc.	77,062	2,161,589
PolyOne Corp.	19,362	568,081
Portland General Electric Co.	95,894	3,545,201
PPG Industries, Inc.	18,537	1,625,510
PPL Corp.	62,013	2,039,608
Principal Financial Group, Inc.	48,753	2,307,967
PrivateBancorp, Inc.	38,166	1,462,903
Procter & Gamble Co. (The)	45,145	3,247,731
Progressive Corp. (The)	33,798	1,035,571
Proofpoint, Inc.*(a)	15,243	919,458
Providence Service Corp. (The)*	18,301	797,558
PTC, Inc.*	17,242	547,261
Public Service Enterprise Group, Inc.	292,121	12,315,821
QEP Resources, Inc.	68,245	855,110
Qorvo, Inc.*	6,500	292,825
QUALCOMM, Inc.	128,402	6,899,039
Quest Diagnostics, Inc.	29,945	1,840,719
Repligen Corp.*	26,171	728,862
Reynolds American, Inc.	6,952	307,765
Ryder System, Inc.	21,900	1,621,476
Ryland Group, Inc. (The)	26,307	1,074,115
Sage Therapeutics, Inc.*	8,787	371,866
Sanderson Farms, Inc.(a)	5,686	389,889
SCANA Corp.	37,336	2,100,523
Schlumberger Ltd.	94,498	6,517,527
Signet Jewelers Ltd.	9,924	1,350,954
Six Flags Entertainment Corp.	17,027	779,496
Skechers U.S.A., Inc. (Class A Stock)*	6,963	933,599
Snap-on, Inc.	19,295	2,912,387
Sonic Corp.	33,738	774,287
Sonoco Products Co.	15,052	568,062

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
South State Corp.	13,627	$1,047,507
Southwest Airlines Co.	108,110	4,112,504
SpartanNash Co.	50,247	1,298,885
Spectrum Brands Holdings, Inc.	7,024	642,766
SPS Commerce, Inc.*	12,721	863,629
St. Jude Medical, Inc.	74,105	4,675,284
Stage Stores, Inc.(a)	15,200	149,568
Staples, Inc.	83,083	974,564
Starwood Hotels & Resorts Worldwide, Inc.	36,840	2,449,123
Starwood Property Trust, Inc., REIT	202,382	4,152,879
SunTrust Banks, Inc.	24,547	938,677
Supernus Pharmaceuticals, Inc.*	51,634	724,425
Symantec Corp.	29,456	573,508
Synaptics, Inc.*	4,955	408,589
Synchronoss Technologies, Inc.*(a)	14,105	462,644
Synchrony Financial*(a)	38,174	1,194,846
Synergy Pharmaceuticals, Inc.*(a)	85,257	451,862
Synergy Resources Corp.*(a)	48,379	474,114
SYNNEX Corp.	5,582	474,805
Synopsys, Inc.*	19,926	920,183
Take-Two Interactive Software, Inc.*	36,168	1,039,107
Talen Energy Corp.*	8,867	89,557
Target Corp.	40,873	3,215,070
Team Health Holdings, Inc.*	20,458	1,105,346
Teekay Tankers Ltd. (Class A Stock)	141,044	973,204
TEGNA, Inc.(a)	32,688	731,884
Tesoro Corp.	18,520	1,800,885
Texas Instruments, Inc.	8,736	432,607
Texas Roadhouse, Inc.	28,249	1,050,863
Time Warner Cable, Inc.	5,766	1,034,247
Time Warner, Inc.	30,906	2,124,787
TJX Cos., Inc. (The)	80,180	5,726,456
Travelers Cos., Inc. (The)	120,079	11,951,463
Trinity Industries, Inc.(a)	114,602	2,598,027
Tyson Foods, Inc. (Class A Stock)(a)	203,107	8,753,912
U.S. Bancorp.	21,131	866,582
U.S. Concrete, Inc.*	26,142	1,249,326
Ultimate Software Group, Inc. (The)*(a)	7,047	1,261,483
Ultragenyx Pharmaceutical, Inc.*	5,896	567,844
Union Pacific Corp.	128,685	11,377,041
United Natural Foods, Inc.*	5,972	289,702
United Parcel Service, Inc. (Class B Stock)	52,805	5,211,325
United Rentals, Inc.*	6,307	378,735
United Therapeutics Corp.*(a)	14,562	1,911,117
UnitedHealth Group, Inc.	215,248	24,970,920
Universal Health Services, Inc. (Class B Stock)	19,271	2,405,214
Unum Group	99,211	3,182,689
USANA Health Sciences, Inc.*	4,045	542,151
Valero Energy Corp.	57,198	3,437,600
Vascular Solutions, Inc.*	17,961	582,116
Vectren Corp.	27,753	1,165,904
Verint Systems, Inc.*	24,698	1,065,719
Verizon Communications, Inc.	183,576	7,987,392
Visa, Inc. (Class A Stock)(a)	8,317	579,362
Vonage Holdings Corp.*	170,871	1,004,721
Voya Financial, Inc.	270,773	10,497,869
Wal-Mart Stores, Inc.	10,666	691,583
Walt Disney Co. (The)(a)	140,023	14,310,351

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Waste Management, Inc.	8,089	$402,913
Webster Financial Corp.	13,348	475,589
Wells Fargo & Co.	506,017	25,983,973
Welltower, Inc.	70,276	4,759,091
Werner Enterprises, Inc.	14,973	375,822
West Corp.	44,065	987,056
Westar Energy, Inc.	18,834	723,979
Western Alliance Bancorp*	38,115	1,170,512
Western Digital Corp.	58,888	4,678,063
Western Refining, Inc.	63,841	2,816,665
Western Union Co. (The)(a)	114,723	2,106,314
WestRock Co.	14,050	722,732
Whirlpool Corp.	31,506	4,639,574
Wintrust Financial Corp.	40,600	2,169,258
Xcel Energy, Inc.	60,581	2,145,173
Xerox Corp.	205,710	2,001,558
XPO Logistics, Inc.*(a)	18,428	439,139
Yahoo!, Inc.*	11,770	340,271
Yum! Brands, Inc.	70,110	5,605,295

		1,506,096,069

TOTAL COMMON STOCKS (cost $2,467,094,889)		2,537,304,047

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	184,800	993,338
Banco do Estado do Rio Grande do Sul SA (PRFC B)	70,800	100,722
Braskem SA (PRFC A)	79,700	336,933
Cia Energetica de Minas Gerais (PRFC)	14,900	26,196
Cia Energetica de Sao Paulo (PRFC B)	52,300	200,388
Itau Unibanco Holding SA (PRFC)	171,014	1,135,780
Itausa - Investimentos Itau SA (PRFC)	149,677	269,566
Petroleo Brasileiro SA (PRFC)*	288,600	525,588
Vale SA (PRFC), ADR(a)	70,664	236,724

		3,825,235

Colombia
Banco Davivienda SA (PRFC)	78,346	601,333

Germany — 0.2%
FUCHS PETROLUB SE (PRFC)	47,377	2,096,931
Volkswagen AG (PRFC)	47,213	5,186,270

		7,283,201

South Korea
Samsung Electronics Co. Ltd. (PRFC)	856	664,484

TOTAL PREFERRED STOCKS (cost $22,799,791)		12,374,253

	Units
RIGHTS*
Hong Kong
Fosun Internationl Ltd., expiring 10/19/15	34,453	—
United States
Safeway Casa Ley CVR, expiring 01/30/19	82,430	3,855
Safeway PDC CVR, expiring 01/30/17	82,430	12,660

TOTAL RIGHTS (cost $87,681)		16,515

	Shares	Value
UNAFFILIATED MUTUAL FUND
Chemtrade Logistics Income Fund
(cost $338,448)	17,630	$230,135

Interest Rate	Maturity Date		Principal Amount (000)#
CORPORATE BONDS — 11.6%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17		1,000	1,005,452

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		2,000	1,913,768
5.375%	01/15/20		1,000	1,116,931
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40		1,000	1,057,605

				4,088,304

Canada — 0.3%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,000	884,911
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,000	1,943,374
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		3,000	2,998,512
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		2,000	2,396,208
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18		3,000	2,428,125
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,118,294
7.625%	01/15/39		1,000	1,278,066

				14,047,490

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,200	1,240,950

France — 0.3%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,300	1,321,298
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	(a)	4,000	4,055,424
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49		1,500	1,482,000

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16	3,000	$3,046,944
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	2,989,071

			12,894,737

Germany — 0.3%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,539,225
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.650%	05/18/18	2,000	1,962,030
2.000%	08/03/18	3,000	2,956,278
2.250%	09/03/19	4,000	3,917,500

			11,375,033

Israel — 0.1%
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	2,000	1,974,490

Luxembourg
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,600,224

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	5,000	5,049,600
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/18/18	1,500	1,516,500
4.875%	01/24/22	1,800	1,782,378
Gtd. Notes, 144A
3.500%	07/23/20	1,350	1,310,107

			9,658,585

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,001,434
Gtd. Notes
3.950%	11/09/22	3,000	3,012,951
4.625%	12/01/23	3,000	3,099,576
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,169,942
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,495,112

			12,779,015

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17	3,000	3,005,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Spain
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	1,000	$1,172,721

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.875%	09/17/18	4,000	4,006,192

Switzerland — 0.4%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,335,328
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.800%	09/15/22	2,500	2,497,147
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	2,500	2,323,603
4.250%	10/25/22	1,000	788,750
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	3,000	2,520,000
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	2,900	3,179,575
Sub. Notes, MTN
5.875%	07/15/16	2,000	2,070,338

			16,714,741

United Kingdom — 0.8%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	3,000	2,861,454
3.625%	05/14/20	4,000	3,490,156
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	1,000	1,292,556
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19	5,000	5,085,540
BAT International Finance PLC,
Gtd. Notes, 144A
3.500%	06/15/22	4,000	4,111,072
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,539,428
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37	4,000	4,685,636
Imperial Tobacco Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18	2,000	1,998,830
Lloyds Bank PLC,
Gtd. Notes
2.000%	08/17/18	4,000	4,014,304
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	1,936,740

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	3,000	$2,996,964

				35,012,680

United States — 8.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		1,500	1,500,847
6.200%	12/15/34		2,000	2,285,654
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	3,002,304
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	955,212
4.750%	05/05/21		3,000	3,268,830
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,000	2,031,064
4.500%	07/16/44	(a)	1,000	981,899
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16		3,000	3,046,089
3.875%	11/15/21		3,000	3,161,169
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		2,000	2,078,440
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25		3,000	2,849,610
2.700%	05/13/22		3,000	3,017,169
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		3,000	2,744,448
5.350%	09/01/40		3,000	2,963,487
5.800%	02/15/19		2,000	2,223,900
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20		3,000	3,383,625
6.400%	08/28/17		3,000	3,255,558
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,598,854
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,101,334
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43		2,000	1,992,970
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20		3,000	3,375,861
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		2,000	2,007,756
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.650%	09/01/25		3,000	3,033,840
4.400%	03/15/42		2,000	1,938,824

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.650%	05/01/17		3,000	$3,199,746
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	918,530
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18		1,350	1,351,222
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		3,000	3,304,863
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17		5,000	4,990,975
2.150%	07/30/18		1,650	1,658,186
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		4,000	4,039,144
Comcast Corp.,
Gtd. Notes
6.450%	03/15/37		2,000	2,531,066
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		2,000	2,419,378
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40		2,000	2,380,258
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		3,000	3,036,954
3.950%	05/01/50		3,000	2,595,705
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	(a)	3,000	3,092,424
4.000%	12/05/23		3,000	3,178,389
Danaher Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/25		900	918,065
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		1,000	982,004
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
6.375%	03/01/41		2,000	2,142,816
Discovery Communications LLC,
Gtd. Notes
3.450%	03/15/25		3,000	2,779,359
6.350%	06/01/40		1,000	1,050,067
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		3,000	3,818,928
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	(a)	3,000	3,127,065
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37		1,500	1,870,209
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		3,000	3,010,599

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.050%	08/15/22		1,000	$994,589
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.750%	06/01/25		3,000	2,953,779
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		4,000	3,982,244
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		2,000	1,704,054
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	(a)	2,000	2,018,644
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		2,000	2,098,750
4.250%	06/15/22		2,000	2,046,826
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.709%	03/06/25	(a)	5,000	4,894,275
FedEx Corp.,
Gtd. Notes
3.200%	02/01/25	(a)	2,000	1,940,150
4.100%	04/15/43		1,500	1,373,159
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		3,000	2,862,003
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		2,000	2,002,240
3.000%	06/12/17		4,000	4,063,408
General Electric Capital Corp.,
Gtd. Notes
5.300%	02/11/21		3,000	3,450,927
Gtd. Notes, MTN
5.625%	05/01/18		3,000	3,321,180
5.875%	01/14/38		2,000	2,494,156
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24		1,500	1,547,661
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		3,000	2,934,882
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20		1,000	1,005,094
2.900%	07/19/18	(a)	1,000	1,025,952
5.250%	07/27/21		3,000	3,345,723
6.150%	04/01/18		4,000	4,405,388
6.250%	02/01/41		1,500	1,808,763
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	(a)	3,000	3,112,170
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,031,022
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,000	2,029,672

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.650%	12/09/21		1,000	$1,060,470
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		2,000	2,458,138
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		1,000	1,110,373
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	2,190,910
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	(a)	4,000	4,103,840
4.800%	10/01/41		1,000	1,034,249
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		2,000	2,014,342
7.000%	10/30/25		1,000	1,282,930
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19		4,000	4,053,680
2.450%	09/11/20		2,000	2,016,386
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		1,500	1,729,647
5.950%	08/15/37		1,000	1,293,215
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		4,000	4,074,088
4.250%	10/15/20		3,000	3,215,703
6.000%	01/15/18		3,000	3,278,031
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,036,576
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/16		2,000	2,018,674
4.250%	09/01/24		3,000	2,726,388
Gtd. Notes, MTN
6.950%	01/15/38		1,000	990,919
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,087,940
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		1,000	1,011,630
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		2,000	2,099,416
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	888,815
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	2,943,444
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		3,000	3,032,679

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	$3,992,070
Sr. Unsec’d. Notes
3.700%	02/10/45	2,000	1,834,988
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	4,000	3,875,588
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35	3,000	2,789,526
4.500%	10/01/40	1,000	1,045,245
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
4.000%	07/23/25	1,000	1,021,993
5.500%	07/28/21	3,000	3,390,357
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,257,498
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	3,000	2,821,164
6.125%	07/08/39	3,000	3,646,569
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	2,000	2,002,520
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,051,402
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	3,009,726
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,094,210
5.500%	01/15/40	1,000	1,166,849
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	1,000	924,539
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	2,000	1,929,182
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	2,725,062
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	2,000	1,903,034
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,437,074
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,050,430
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,128,088

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20		3,000	$3,404,340
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53		2,000	2,113,000
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		2,000	1,969,668
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		2,000	2,040,744
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
1.650%	09/29/17		1,750	1,749,174
4.300%	11/23/23		3,000	3,116,505
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		4,000	4,003,364
4.875%	03/15/20		3,000	3,325,716
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		2,000	2,002,472
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		2,000	2,306,700
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		2,000	2,513,506
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		3,000	3,127,764
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,000	1,018,293
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	997,254
3.500%	11/01/21		3,000	3,067,200
3.650%	09/14/18		5,000	5,270,450
3.850%	11/01/42		2,000	1,658,328
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		5,000	4,874,800
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37		1,900	2,381,641
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,254,520
Walgreens Boots Alliance, Inc.,
Gtd. Notes
4.500%	11/18/34	(a)	2,000	1,895,934
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		2,000	2,625,806
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.150%	09/17/20		3,000	3,011,337
2.350%	12/01/22		2,000	1,975,360

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45		3,000	$2,756,952
Sub. Notes
3.450%	02/13/23		3,000	2,985,945
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		2,000	2,009,968
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	866,747
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,066,792
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19		3,000	3,015,867
2.800%	05/15/20		4,000	3,961,256

				369,858,407

TOTAL CORPORATE BONDS (cost $512,338,880)				500,434,211

FOREIGN GOVERNMENT BONDS — 5.3%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	3,500	3,062,500
4.875%	01/22/21		1,700	1,653,250
6.000%	01/17/17		1,700	1,766,300
7.125%	01/20/37		2,600	2,431,000
8.250%	01/20/34		3,500	3,622,500
8.750%	02/04/25		2,400	2,808,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	(a)	6,300	6,416,550
4.500%	01/28/26		5,000	4,862,500
7.375%	03/18/19		2,000	2,265,000
7.375%	09/18/37		5,500	6,173,750
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24		3,800	4,004,250
6.250%	04/27/17		6,000	6,289,944
6.750%	11/05/19		4,200	4,565,400
Ecuador Government International Bond (Ecuador),
Notes, 144A
9.375%	12/15/15	(a)	4,500	4,387,500
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		2,600	2,697,500
5.375%	03/25/24		5,700	6,184,500
6.250%	01/29/20		2,900	3,258,730
7.625%	03/29/41		1,200	1,593,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		5,000	4,762,030
4.125%	01/15/25	(a)	5,500	5,096,911
7.750%	01/17/38		4,000	4,694,316
8.500%	10/12/35		6,900	8,658,644

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.875%	10/14/44		1,000	$792,500
5.125%	07/21/25		1,200	1,155,240
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	(a)	6,000	5,872,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,900	4,471,250
Sr. Unsec’d. Notes
5.125%	01/15/20		3,000	3,300,000
5.750%	10/12/10		1,600	1,496,000
6.050%	01/11/40		3,700	4,051,500
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		3,900	4,660,500
8.300%	08/15/31		3,600	5,085,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		1,900	1,919,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27		2,800	3,850,000
9.375%	04/01/29		4,200	6,042,750
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,100	1,135,750
7.350%	07/21/25		3,500	4,366,250
8.750%	11/21/33		3,100	4,371,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		3,000	3,033,162
6.375%	10/23/34		2,700	3,529,486
9.500%	02/02/30		4,800	7,624,824
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44		1,700	1,976,250
6.750%	02/07/22		3,000	3,540,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17		3,600	3,613,759
3.500%	01/16/19		3,000	2,992,500
4.500%	04/04/22	(a)	7,800	7,800,000
5.000%	04/29/20	(a)	6,300	6,512,625
5.625%	04/04/42	(a)	2,600	2,431,520
12.750%	06/24/28	(a)	5,400	8,479,080
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	2,500	2,475,000
5.875%	05/30/22	(a)	1,500	1,620,000
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	(a)	8,500	7,724,375
5.625%	03/30/21		1,900	1,983,125
5.750%	03/22/24		4,200	4,353,300
6.750%	04/03/18		1,400	1,510,880
6.875%	03/17/36		5,800	6,272,700
7.000%	06/05/20	(a)	1,000	1,105,000
7.250%	03/05/38		2,000	2,257,500

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24		2,500	$2,525,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20		3,600	3,914,946

TOTAL FOREIGN GOVERNMENT BONDS (cost $243,128,496)				231,098,347

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17	(a)	20,000	20,136,440
Federal National Mortgage Assoc
1.375%	11/15/16	(a)	23,000	23,222,042

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,356,128)				43,358,482

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds
3.000%	11/15/44		13,200	13,479,470
3.125%	02/15/43		16,100	16,860,564
4.375%	05/15/41		17,000	21,914,054
4.500%	05/15/38		17,900	23,421,506
5.375%	02/15/31		6,000	8,327,034
6.875%	08/15/25		11,000	15,798,178
7.625%	11/15/22		20,000	27,968,760
7.875%(k)	02/15/21		19,000	25,273,952
U.S. Treasury Notes
0.625%	11/30/17		25,100	25,054,243
0.750%	02/28/18		25,000	24,982,100
0.875%	07/31/19		26,000	25,712,232
1.000%	03/31/17		22,000	22,160,424
1.000%(k)	06/30/19		28,000	27,862,184
1.125%	03/31/20		26,000	25,793,482
1.500%	02/28/19		22,900	23,231,569
1.750%	05/15/22		20,000	20,030,200
1.875%	10/31/17		22,000	22,539,682
2.000%	05/31/21-02/15/23		74,100	75,508,974
2.125%	08/31/20		17,200	17,798,870
2.250%	07/31/18		24,000	24,914,376
2.375%	08/15/24		14,000	14,419,272
2.750%	05/31/17		23,000	23,826,574
3.000%	02/28/17		19,000	19,671,441
3.125%	05/15/19		22,000	23,561,780

TOTAL U.S. TREASURY OBLIGATIONS (cost $564,391,794)				570,110,921

TOTAL LONG-TERM INVESTMENTS (cost $3,853,536,107)				3,894,926,911

Shares
SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $602,283,766; includes $204,185,158 of cash collateral for securities on loan)(b)(w)	602,283,766	602,283,766

Value

TOTAL INVESTMENTS — 104.0% (cost $4,455,819,873)	$4,497,210,677

Liabilities in excess of other assets(x) — (4.0)%	(171,688,278)

NET ASSETS — 100.0%	$4,325,522,399

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,836,619; cash collateral of $204,185,158 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,877,838. The aggregate value of $3,195,196 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
590	2 Year U.S. Treasury Notes	Dec. 2015	$129,080,938	$ 129,228,438	$147,500
1,488	5 Year U.S. Treasury Notes	Dec. 2015	178,269,375	179,327,250	1,057,875
700	10 Year U.S. Treasury Notes	Dec. 2015	89,157,031	90,114,063	957,032
315	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	50,136,680	50,527,969	391,289
2,820	Euro STOXX Small 200 Index	Dec. 2015	39,139,832	38,348,698	(791,134)
462	SGX CNX Nifty Index	Oct. 2015	7,348,145	7,369,824	21,679

					1,784,241

Short Positions:
72	ASX SPI 200 Index	Dec. 2015	6,389,135	6,325,963	63,172
1,879	Euro STOXX 50	Dec. 2015	67,716,749	64,898,808	2,817,941
503	FTSE 100 Index	Dec. 2015	46,610,702	45,795,409	815,293
2,405	Mini MSCI Emerging Markets Index	Dec. 2015	96,793,080	95,129,775	1,663,305
941	Russell 2000 Mini Index	Dec. 2015	108,590,050	103,124,190	5,465,860
102	TOPIX Index	Dec. 2015	12,283,533	12,001,250	282,283

					11,107,854

					$12,892,095

(1)	Cash of $20,262,890 and U.S. Treasury Obligations with a combined market value of $31,213,484 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/06/15	Northern Trust Bank FSB	EUR	36	$40,049	$39,704	$(345)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 11/12/15	Bank of New York Mellon	EUR	50,000	$55,413,500	$55,907,612	$(494,112)
Expiring 11/12/15	Bank of New York Mellon	EUR	50,000	55,024,502	55,907,612	(883,110)
Japanese Yen,
Expiring 11/12/15	Bank of New York Mellon	JPY	6,000,000	49,088,589	50,041,041	(952,452)
Expiring 11/12/15	Bank of New York Mellon	JPY	6,000,000	48,217,558	50,041,041	(1,823,483)

				$207,744,149	$211,897,306	(4,153,157)

						$(4,153,502)

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC swap agreements:
UBS AG	10/06/15	—	(r)	Receive amounts based on market value fluctuation of the UBS FLEXI Index and pay fixed rate of 0.7843%	$(1,403)	$—	$(1,403)

(r)	Less than $500 par.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$244,309	$—	$—
Australia	—	23,143,290	—
Austria	—	6,998,088	—
Belgium	—	10,418,739	—
Brazil	3,590,189	—	—
Canada	89,897,410	—	—
Chile	1,115,356	—	—
China	105,005	23,541,339	—
Colombia	338,779	—	—
Denmark	—	47,290,590	—
Faroe Islands	—	799,582	—
Finland	—	4,856,991	—
France	683,785	97,738,745	—
Germany	—	94,652,508	—
Hong Kong	—	11,159,783	—
India	1,448,890	—	—
Indonesia	—	2,494,457	—
Ireland	7,331,676	22,384,058	—
Israel	7,826,052	73,029	—
Italy	—	19,116,799	—
Japan	—	123,105,682	—
Malaysia	104,855	2,412,031	—
Mexico	4,872,953	—	—
Netherlands	8,776,103	33,570,514	—
New Zealand	—	1,364,661	—
Norway	—	13,278,032	—
Peru	253,137	—	—
Philippines	—	1,735,716	—
Poland	—	939,820	—
Portugal	—	1,015,952	—
Puerto Rico	141,358	—	—
Russia	2,367,043	137,389	—
Singapore	1,367,544	1,799,941	—
South Africa	388,197	9,489,032	—
South Korea	1,758,808	13,088,246	—
Spain	—	28,199,398	—
Sweden	976,350	57,354,811	—
Switzerland	3,911,027	55,012,586	—
Taiwan	2,187,573	7,186,612	—
Thailand	966,064	178,344	—
Turkey	—	2,799,503	—
United Kingdom	4,439,746	168,779,501	—
United States	1,506,096,069	—	—
Preferred Stocks:
Brazil	3,825,235	—	—
Colombia	601,333	—	—
Germany	—	7,283,201	—
South Korea	—	664,484	—
Rights:
Hong Kong	—	—	—
United States	—	—	16,515
Unaffiliated Mutual Fund	230,135	—	—
Corporate Bonds	—	500,434,211	—
Foreign Government Bonds	—	231,098,347	—
U.S. Government Agency Obligations	—	43,358,482	—
U.S. Treasury Obligations	—	570,110,921	—
Affiliated Money Market Mutual Fund	602,283,766	—	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Financial Futures Contracts	$12,892,095	$—	$—
OTC Forward Foreign Currency Contracts	—	(4,153,502)	—
OTC Total Return Swaps	—	(1,403)	—

Total	$2,271,020,842	$2,234,910,510	$16,515

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (4.7% represents investments purchased with collateral from securities on loan)	13.9%
U.S. Treasury Obligations	13.2
Banks	7.4
Foreign Government Bonds	5.3
Pharmaceuticals	3.8
Insurance	3.8
Oil, Gas & Consumable Fuels	2.6
Health Care Providers & Services	2.6
Media	2.4
Software	2.1
Technology Hardware, Storage & Peripherals	2.0
IT Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Diversified Telecommunication Services	1.7
Food & Staples Retailing	1.6
Multi-Utilities	1.4
Food Products	1.4
Chemicals	1.3
Biotechnology	1.3
Electric Utilities	1.3
Diversified Financial Services	1.2
Auto Components	1.2
Household Durables	1.2
Capital Markets	1.2
Hotels, Restaurants & Leisure	1.1
Electronic Equipment, Instruments & Components	1.0
U.S. Government Agency Obligations	1.0
Internet Software & Services	1.0
Specialty Retail	1.0
Beverages	0.9
Airlines	0.9
Road & Rail	0.9
Communications Equipment	0.9
Health Care Equipment & Supplies	0.8
Trading Companies & Distributors	0.8
Electric	0.8
Telecommunications	0.8
Industrial Conglomerates	0.8
Machinery	0.8
Automobiles	0.7
Multiline Retail	0.7
Oil & Gas	0.6
Textiles, Apparel & Luxury Goods	0.6
Household Products	0.6

Aerospace & Defense	0.5%
Real Estate Investment Trusts (REITs)	0.5
Retail	0.5
Transportation	0.5
Mining	0.5
Metals & Mining	0.4
Auto Manufacturers	0.4
Containers & Packaging	0.4
Pipelines	0.4
Electrical Equipment	0.3
Commercial Services & Supplies	0.3
Computers	0.3
Tobacco	0.3
Agriculture	0.3
Air Freight & Logistics	0.3
Building Products	0.3
Consumer Finance	0.2
Personal Products	0.2
Professional Services	0.2
Real Estate Management & Development	0.2
Energy Equipment & Services	0.2
Construction & Engineering	0.2
Machinery-Diversified	0.2
Office/Business Equipment	0.2
Cosmetics/Personal Care	0.2
Marine	0.1
Leisure Products	0.1
Foods	0.1
Transportation Infrastructure	0.1
Aerospace/Defense	0.1
Construction Materials	0.1
Semiconductors	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Health Care REIT’s	0.1
Wireless Telecommunication Services	0.1
Healthcare-Products	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Paper & Forest Products	0.1
Electronics	0.1
Gas	0.1
Internet	0.1
Health Care Technology	0.1
Miscellaneous Manufacturing	0.1

104.0
Liabilities in excess of other assets	(4.0)

100.0%

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$10,353,511
Foreign exchange contracts	(4,153,502)
Interest rate contracts	2,553,696

Total	$8,753,705

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 66.1%
COMMON STOCKS — 28.5%
Australia — 0.8%
Acrux Ltd.(a)	118,762	$47,675
Adelaide Brighton Ltd.	183,683	563,395
Ansell Ltd.	68,930	912,749
Ausdrill Ltd.	170,325	36,069
Australia & New Zealand Banking Group Ltd.	54,885	1,048,643
Beach Energy Ltd.	410,937	132,803
BHP Billiton Ltd.	111,439	1,760,107
BHP Billiton PLC	461,317	7,021,972
Brambles Ltd.	824,128	5,661,348
BWP Trust, REIT	181,248	394,600
Cabcharge Australia Ltd.(a)	97,616	205,898
Collection House Ltd.	167,838	268,181
Commonwealth Bank of Australia	22,491	1,154,434
Decmil Group Ltd.	86,190	56,085
Downer EDI Ltd.	78,132	184,743
Fleetwood Corp. Ltd.*(a)	24,599	26,860
Flight Centre Travel Group Ltd.(a)	41,928	1,067,935
Independence Group NL	226,262	404,952
MACA Ltd.	178,796	110,820
Medusa Mining Ltd.*	327,310	87,947
Metcash Ltd.(a)	565,846	420,041
Mirvac Group, REIT	203,668	247,288
Monadelphous Group Ltd.	37,336	162,113
Myer Holdings Ltd.(a)	180,863	112,276
NRW Holdings Ltd.(a)	77,988	5,200
Orica Ltd.(a)	65,796	698,325
OZ Minerals Ltd.	194,546	456,815
Programmed Maintenance Services Ltd.	54,249	101,384
RCR Tomlinson Ltd.	69,790	105,319
Resolute Mining Ltd.*	229,480	50,315
Sandfire Resources NL	73,337	280,320
South32 Ltd., (ASE)*	570,349	551,296
South32 Ltd., (XLON)*	576,560	552,898
Telstra Corp. Ltd.	806,129	3,187,199
Thorn Group Ltd.	100,550	141,128
Western Areas Ltd.	21,481	32,738
Westpac Banking Corp.	48,561	1,020,118
Woodside Petroleum Ltd.	107,807	2,206,434
Woolworths Ltd.(a)	109,373	1,917,161
WorleyParsons Ltd.	68,964	288,699

		33,684,283

Austria — 0.1%
Andritz AG	24,512	1,104,540
Mayr Melnhof Karton AG	1,365	157,559
Oesterreichische Post AG	23,124	793,952
Raiffeisen Bank International AG*	19,397	254,921
UNIQA Insurance Group AG	23,813	206,484

		2,517,456

Belgium — 0.5%
Ageas	30,180	1,240,296
AGFA-Gevaert NV*	146,131	528,385
Anheuser-Busch InBev SA NV	28,885	3,072,096
Barco NV	3,481	224,591
Colruyt SA	27,805	1,340,117
Gimv NV	2,299	104,827
KBC Groep NV	77,136	4,878,260
Melexis NV	6,969	322,833

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
Proximus	66,733	$2,308,438
Sofina SA	2,395	266,541
UCB SA	67,102	5,256,982
Van de Velde NV	1,285	83,083

		19,626,449

Brazil
Ambev SA	187,700	922,284
Grupo BTG Pactual, UTS	35,700	236,829
Tractebel Energia SA	62,600	531,812
Transmissora Alianca de Energia Eletrica SA, UTS	25,100	120,862
Vale SA	85,900	359,027

		2,170,814

Cambodia
NagaCorp Ltd.	528,000	317,510

Canada — 0.4%
Bank of Nova Scotia (The)	28,937	1,275,657
BCE, Inc.	41,134	1,683,581
Canadian Imperial Bank of Commerce	19,515	1,402,097
Centerra Gold, Inc.	94,100	531,670
Corus Entertainment, Inc. (Class B Stock)	33,700	356,318
Dominion Diamond Corp.	34,900	372,929
Genworth MI Canada, Inc.(a)	54,100	1,165,511
Medical Facilities Corp.	67,700	796,978
Nevsun Resources Ltd.	106,800	312,917
North West Co., Inc. (The)	8,400	177,253
Potash Corp. of Saskatchewan, Inc.	107,418	2,207,924
Suncor Energy, Inc.	28,041	749,931
Toronto-Dominion Bank (The)	164,152	6,470,135
Transcontinental, Inc. (Class A Stock)	50,300	716,148

		18,219,049

Chile
Administradora de Fondos de Pensiones Habitat SA	203,366	237,579
Antofagasta PLC	58,066	439,831
Inversiones Aguas Metropolitanas SA	95,266	131,652

		809,062

China — 0.4%
361 Degrees International Ltd.	478,000	149,623
51job, Inc., ADR*	12,000	328,800
Alibaba Group Holding Ltd., ADR*(a)	51,943	3,063,079
Anhui Conch Cement Co. Ltd. (Class H Stock)	157,500	465,649
Bank of China Ltd. (Class H Stock)	2,535,000	1,093,175
Baoye Group Co. Ltd. (Class H Stock)	296,000	180,654
Brilliance China Automotive Holdings Ltd.	2,672,000	3,176,599
China BlueChemical Ltd. (Class H Stock)	978,000	262,599
China Child Care Corp. Ltd.	239,000	21,367
China Construction Bank Corp. (Class H Stock)	939,000	626,625
China Lilang Ltd.	51,000	43,670
China Lumena New Materials Corp.*	1,222,000	1,577
China Mobile Ltd.	131,000	1,568,039
China Shenhua Energy Co. Ltd. (Class H Stock)	39,000	59,900
China Shineway Pharmaceutical Group Ltd.	267,000	309,762
China Taifeng Beddings Holdings Ltd.*	242,000	26,979

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
CNOOC Ltd. (Class H Stock)	682,000	$702,206
Dongfeng Motor Group Co. Ltd. (Class H Stock)	258,000	323,806
Guangdong Investment Ltd.	906,000	1,352,407
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,932,000	1,116,124
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	622,540
Mindray Medical International Ltd., ADR	25,400	555,498
Peak Sport Products Co. Ltd.	416,000	106,095
Qingling Motors Co. Ltd. (Class H Stock)	298,000	99,368
Shenguan Holdings Group Ltd.	550,000	71,172
Yangzijiang Shipbuilding Holdings Ltd.	1,508,000	1,205,802

		17,533,115

Colombia
Ecopetrol SA, ADR	36,300	312,180

Czech Republic
CEZ A/S	28,125	585,000

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	1,798	2,771,585
Royal Unibrew A/S	14,553	544,885
Spar Nord Bank A/S	13,372	152,527

		3,468,997

Finland — 0.5%
Elisa OYJ	41,970	1,419,734
Fortum OYJ	194,693	2,880,678
Kone OYJ (Class B Stock)	60,908	2,318,034
Lassila & Tikanoja OYJ	4,216	84,656
Metso OYJ	45,714	950,983
Nokia OYJ	749,031	5,121,751
Nokian Renkaat OYJ	45,870	1,484,892
Orion OYJ (Class B Stock)	42,325	1,601,601
Ramirent OYJ	50,232	385,283
Sampo OYJ (Class A Stock)	30,316	1,467,215
Sponda Oyj	53,210	207,743
Tieto OYJ	32,580	822,943
Tikkurila OYJ	46,381	770,800
UPM-Kymmene OYJ	71,052	1,066,547

		20,582,860

France — 1.3%
Accor SA	77,285	3,623,699
Altamir	5,758	63,735
AXA SA	59,171	1,436,618
Axway Software SA	1,820	44,131
BNP Paribas SA	13,044	767,958
Cegid Group SA	1,307	55,160
Christian Dior SE	6,023	1,128,442
Cie Generale des Etablissements Michelin	12,018	1,099,586
CNP Assurances	39,040	542,457
Colas SA	272	39,208
Credit Agricole SA	28,654	329,887
Edenred	57,237	937,238
Electricite de France SA	36,359	642,013
Essilor International SA	54,419	6,648,317
Euler Hermes Group	289	26,803
Imerys SA	12,948	831,817
IPSOS	7,370	144,762
LVMH Moet Hennessy Louis Vuitton SE	4,669	794,869

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Metropole Television SA	75,039	$1,434,986
Neopost SA	13,194	343,915
Peugeot SA*	18,996	287,840
Plastic Omnium SA	42,925	986,098
Publicis Groupe SA	29,615	2,023,982
Safran SA	134,050	10,079,491
Saft Groupe SA	11,198	365,872
Sanofi	109,407	10,415,612
Schneider Electric SE	51,136	2,863,583
Societe Generale SA	25,906	1,157,771
Suez Environnement Co.	29,939	537,988
Technicolor SA	43,368	299,951
Technip SA	12,239	579,197
Total Gabon	73	14,415
TOTAL SA	48,804	2,195,356
UBISOFT Entertainment*	23,361	474,146
Valeo SA	5,863	796,065
Vinci SA	29,763	1,892,599

		55,905,567

Germany — 1.5%
Adidas AG	9,830	792,571
Allianz SE	6,571	1,032,264
Amadeus Fire AG	562	49,934
Aurubis AG	12,111	770,828
BASF SE	40,511	3,098,435
Bayerische Motoren Werke AG	60,065	5,240,260
Bijou Brigitte AG	2,078	114,229
Commerzbank AG*	77,247	815,870
Continental AG	29,642	6,331,146
Deutsche Bank AG	215,694	5,821,006
Deutsche Euroshop AG	10,097	454,028
Deutsche Lufthansa AG*	99,305	1,382,411
Duerr AG	8,400	590,948
E.ON SE	117,652	1,009,629
Fresenius Medical Care AG & Co. KGaA	101,870	7,961,689
GEA Group AG	177,802	6,779,699
Hamburger Hafen und Logistik AG	8,669	141,236
HeidelbergCement AG	67,434	4,630,849
Hochtief AG	6,465	539,772
HUGO BOSS AG	11,648	1,309,715
Leifheit AG	1,073	47,150
Muenchener Rueckversicherungs- Gesellschaft AG	8,693	1,623,553
Pfeiffer Vacuum Technology AG	5,589	645,722
ProSiebenSat.1 Media AG	24,104	1,183,166
RTL Group SA	11,485	990,093
RWE AG	38,552	438,097
Salzgitter AG	9,521	236,497
SAP SE	116,326	7,536,069
Siemens AG	17,432	1,557,331
Software AG	37,232	1,087,952
Stada Arzneimittel AG	30,926	1,108,585
Takkt AG	38,450	722,526
Talanx AG	6,052	181,309
Wincor Nixdorf AG	13,503	530,873

		66,755,442

Greece
JUMBO SA	15,749	138,702

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Metka SA	11,104	$91,693

		230,395

Guernsey
Tetragon Financial Group Ltd.	36,245	347,662

Hong Kong — 0.7%
AIA Group Ltd.	1,586,200	8,249,430
Allied Properties HK Ltd.	870,000	180,207
Asian Citrus Holdings Ltd.*	568,376	73,084
Belle International Holdings Ltd.	503,000	437,448
BOC Hong Kong Holdings Ltd.	332,000	979,161
Champion REIT, REIT	482,000	240,793
CK Hutchison Holdings Ltd.	53,000	689,405
CLP Holdings Ltd.	98,500	842,073
Dah Sing Banking Group Ltd.	258,800	476,635
Dah Sing Financial Holdings Ltd.	91,200	499,518
Dan Form Holdings Co. Ltd.	367,000	59,027
Dickson Concepts International Ltd.	63,500	22,778
Emperor Entertainment Hotel Ltd.	105,000	18,886
Emperor International Holdings Ltd.	736,000	142,019
First Pacific Co. Ltd.	44,000	26,882
Giordano International Ltd.	608,000	293,772
Great Eagle Holdings Ltd.	60,097	179,179
Hang Seng Bank Ltd.	25,700	463,588
Henderson Land Development Co. Ltd.	27,170	162,468
Hongkong & Shanghai Hotels (The)	84,500	95,294
Hongkong Land Holdings Ltd.	78,600	519,546
Hopewell Holdings Ltd.	153,000	521,144
Huabao International Holdings Ltd.	554,000	175,997
Hysan Development Co. Ltd.	159,000	662,056
Jardine Strategic Holdings Ltd.	184,999	4,965,373
Johnson Electric Holdings Ltd.	166,000	548,394
Kerry Properties Ltd.	148,500	407,722
Kowloon Development Co. Ltd.	113,000	129,769
Lai Sun Development Co. Ltd.	2,336,000	36,637
Li & Fung Ltd.	718,000	550,012
Lifestyle International Holdings Ltd.	320,000	458,492
Link REIT (The)	204,500	1,125,860
New World Development Co. Ltd.	227,000	221,072
Pacific Textile Holdings Ltd.	441,000	600,305
PCCW Ltd.	374,000	192,519
Real Nutriceutical Group Ltd.	808,000	138,567
Regal Hotels International Holdings Ltd.	78,000	40,638
Sa Sa International Holdings Ltd.	758,000	292,802
Sands China Ltd.	120,800	366,925
Sino Land Co. Ltd.	394,000	599,909
Sitoy Group Holdings Ltd.	184,000	91,340
SmarTone Telecommunications Holdings Ltd.	135,500	256,219
Soundwill Holdings Ltd.	28,000	33,363
Sun Hung Kai Properties Ltd.	14,000	182,606
Sunlight Real Estate Investment Trust, REIT	513,000	251,479
Swire Pacific Ltd. (Class A Stock)	70,000	784,598
Swire Properties Ltd.	165,000	457,330
Television Broadcasts Ltd.	88,000	293,663
Texwinca Holdings Ltd.	150,000	135,287
VTech Holdings Ltd.	50,700	601,930
Wharf Holdings Ltd. (The)	190,000	1,072,057
Wheelock & Co. Ltd.	187,000	812,127

		31,657,385

	Shares	Value
COMMON STOCKS (Continued)
Indonesia
Perusahaan Gas Negara Persero Tbk PT	1,875,500	$324,537
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	195,370
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	909,688
United Tractors Tbk PT	490,900	587,662
Vale Indonesia Tbk PT	833,100	124,752

		2,142,009

Ireland — 0.2%
C&C Group PLC	96,798	384,059
Experian PLC	50,306	807,573
Independent News & Media PLC*	255,755	47,726
Kerry Group PLC (Class A Stock)	73,565	5,534,363

		6,773,721

Israel — 0.3%
Babylon Ltd.*	11,989	5,516
Bank Hapoalim BM	147,950	744,503
Bank Leumi Le-Israel BM*	207,202	773,416
Bezeq Israeli Telecommunication Corp. Ltd.	457,857	876,247
Cellcom Israel Ltd.*	19,557	122,829
Check Point Software Technologies Ltd.*(a)	96,867	7,684,459
Delek Automotive Systems Ltd.	53,042	496,895
First International Bank of Israel Ltd.	9,796	121,747
Israel Chemicals Ltd.	162,231	834,827
Israel Discount Bank Ltd. (Class A Stock)*	284,024	519,302
Ituran Location and Control Ltd.	19,971	411,061
Matrix IT Ltd.	10,173	59,960
Taro Pharmaceutical Industries Ltd.*	6,300	900,207
Teva Pharmaceutical Industries Ltd., ADR	16,600	937,236
Union Bank of Israel*	10,655	38,867

		14,527,072

Italy — 0.3%
ASTM SpA	38,866	516,404
Atlantia SpA	19,709	551,317
Banca Popolare dell’Etruria e del Lazio SC*(a)	59,346	19,343
Danieli & C Officine Meccaniche SpA	10,005	194,994
Enel SpA	176,642	788,179
Engineering SpA	1,304	74,957
Eni SpA	113,384	1,783,579
Intesa Sanpaolo SpA	2,143,167	7,571,206
Mediobanca SpA	74,912	737,043
Reply SpA	1,444	158,368
Societa Iniziative Autostradali e Servizi SpA	13,649	153,268
Sogefi SpA*	86,183	176,534
Terna Rete Elettrica Nazionale SpA	226,973	1,103,146
UniCredit SpA	63,685	397,027
UnipolSai SpA	229,541	499,142

		14,724,507

Japan — 4.9%
77 Bank Ltd. (The)	49,000	278,338
ABC-Mart, Inc.	80,400	4,494,757
ADEKA Corp.	12,500	159,726
Aichi Bank Ltd. (The)	700	40,217
Aichi Steel Corp.	27,000	101,963
Alpine Electronics, Inc.	10,400	113,977
Amano Corp.	41,400	477,896
Amiyaki Tei Co. Ltd.	4,900	192,336
Amuse, Inc.	4,800	208,694

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Aozora Bank Ltd.	234,000	$811,585
Arcs Co. Ltd.	9,800	184,583
Asahi Broadcasting Corp.	14,300	93,001
Asahi Group Holdings Ltd.	47,400	1,537,811
Asahi Holdings, Inc.	25,200	378,567
Asahi Kasei Corp.	93,000	655,784
Asante, Inc.	21,000	251,380
Asax Co. Ltd.	13,300	162,294
Astellas Pharma, Inc.	408,100	5,282,481
Atsugi Co. Ltd.	74,000	66,820
Awa Bank Ltd. (The)	98,000	565,013
Bank of Iwate Ltd. (The)	1,100	49,878
Bank of Kochi Ltd. (The)	66,000	75,761
Bank of Kyoto Ltd. (The)	18,000	183,073
Bank of Yokohama Ltd. (The)	178,000	1,081,889
BML, Inc.	37,800	1,052,284
Bridgestone Corp.	279,600	9,675,884
Brother Industries Ltd.	37,400	450,821
Bunka Shutter Co. Ltd.	26,000	186,716
Calbee, Inc.	24,900	805,764
Canon, Inc.	97,400	2,817,539
Casio Computer Co. Ltd.	61,800	1,124,872
Central Japan Railway Co.	14,400	2,321,679
Chiba Bank Ltd. (The)	59,000	418,964
Chiba Kogyo Bank Ltd. (The)	5,500	30,660
Chiyoda Integre Co. Ltd.	5,400	115,635
Chori Co. Ltd.	8,000	116,081
Chudenko Corp.	4,700	91,313
Chugai Pharmaceutical Co. Ltd.	29,100	893,755
Chugoku Bank Ltd. (The)	18,000	267,146
Chugoku Marine Paints Ltd.	14,000	88,628
Cleanup Corp.	7,400	54,205
Comture Corp.	10,200	164,503
Corona Corp.	11,200	101,697
Daicel Corp.	66,000	810,203
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	118,963
Daihatsu Motor Co. Ltd.	39,500	456,913
Daiichikosho Co. Ltd.	30,300	1,073,962
Daikin Industries Ltd.	82,700	4,638,309
Dainichi Co. Ltd.	6,700	40,171
Daishi Bank Ltd. (The)	67,000	315,155
Daishinku Corp.	14,000	27,060
Daito Trust Construction Co. Ltd.	14,700	1,493,591
Daiwa House Industry Co. Ltd.	57,200	1,418,038
Daiwa Industries Ltd.	34,000	232,330
Daiwa Securities Group, Inc.	169,000	1,093,515
DeNA Co. Ltd.	8,100	150,332
Don Quijote Holdings Co. Ltd.	28,700	1,081,293
Dynam Japan Holdings Co. Ltd.	103,600	128,684
Eighteenth Bank Ltd. (The)	43,000	132,857
Eisai Co. Ltd.	16,800	991,226
Elecom Co. Ltd.	39,800	456,974
FANUC Corp.	6,800	1,046,103
Fast Retailing Co. Ltd.	2,900	1,179,602
Fuji Heavy Industries Ltd.	93,500	3,364,550
Fuji Kiko Co. Ltd.	37,000	146,403
Fuji Kosan Co. Ltd.	8,900	36,107
FUJIFILM Holdings Corp.	14,600	545,780
Fujikura Kasei Co. Ltd.	8,100	36,028
Fujimori Kogyo Co. Ltd.	6,600	162,245
Fujishoji Co. Ltd.	10,700	115,515

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fujitsu General Ltd.	42,000	$458,121
Fukushima Industries Corp.	18,900	383,090
Funai Electric Co. Ltd.	6,800	62,930
Future Architect, Inc.	8,000	45,261
Fuyo General Lease Co. Ltd.	4,800	184,400
Gendai Agency, Inc.	9,600	50,321
Geo Holdings Corp.	22,600	361,130
Gree, Inc.	27,400	122,725
Gunma Bank Ltd. (The)	50,000	320,020
Gunze Ltd.	46,000	139,151
Hachijuni Bank Ltd. (The)	77,000	546,562
Hakuhodo DY Holdings, Inc.	28,300	268,307
Hamakyorex Co. Ltd.	3,800	68,495
Hamamatsu Photonics KK	22,100	500,149
Happinet Corp.	18,600	180,900
Hazama Ando Corp.	53,100	339,662
Higo Bank Ltd. (The)*	71,000	518,348
HI-LEX Corp.	7,100	208,237
Hirano Tecseed Co. Ltd.	4,800	31,852
Hitachi Metals Ltd.	61,400	713,033
Hokkoku Bank Ltd. (The)	30,000	121,722
Hosiden Corp.	7,500	39,708
Hoya Corp.	30,500	998,933
Hyakugo Bank Ltd. (The)	50,000	241,079
Hyakujushi Bank Ltd. (The)	50,000	180,401
Ichirokudo Co. Ltd.	7,500	24,945
Imasen Electric Industrial	2,000	17,162
Inaba Denki Sangyo Co. Ltd.	17,100	515,959
Infocom Corp.	7,400	65,324
Inpex Corp.	95,700	855,629
Isuzu Motors Ltd.	68,900	691,895
ITOCHU Corp.	59,900	633,217
Itochu Enex Co. Ltd.	23,700	179,846
Iwatsu Electric Co. Ltd.*	50,000	32,628
Iyo Bank Ltd. (The)	51,700	594,328
Japan Airlines Co. Ltd.	29,200	1,033,240
Japan Digital Laboratory Co. Ltd.	26,700	367,972
Japan Foundation Engineering Co. Ltd.	15,500	74,601
Japan Petroleum Exploration Co. Ltd.	23,000	607,615
JSR Corp.	145,300	2,094,487
JTEKT Corp.	53,000	742,053
Juroku Bank Ltd. (The)	67,000	293,437
JX Holdings, Inc.	86,500	312,345
Kagoshima Bank Ltd. (The)	79,000	634,401
Kanematsu Corp.	209,000	293,134
Kanematsu Electronics Ltd.	6,000	87,389
Kao Corp.	33,200	1,504,984
Kato Sangyo Co. Ltd.	9,500	206,097
Kawagishi Bridge Works Co. Ltd.	9,000	29,700
KDDI Corp.	382,700	8,566,014
Keihin Corp.	15,700	222,336
Keisei Electric Railway Co. Ltd.	47,000	515,589
Keiyo Bank Ltd. (The)	63,000	335,113
Keyence Corp.	2,500	1,116,446
Kimoto Co. Ltd.	17,200	36,679
Kobe Steel Ltd.	799,000	866,335
Koito Manufacturing Co. Ltd.	21,400	699,275
Komatsu Ltd.	67,600	992,262
Konaka Co. Ltd.	4,900	25,217
Konishi Co. Ltd.	22,500	389,006
Kubota Corp.	532,000	7,321,607

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kyowa Exeo Corp.	74,300	$718,515
Lawson, Inc.	57,000	4,205,610
Lintec Corp.	27,600	580,789
LIXIL Group Corp.	32,000	651,270
Maeda Road Construction Co. Ltd.	37,000	649,381
Mazda Motor Corp.	61,300	968,620
Meiko Network Japan Co. Ltd.	5,600	61,179
Miraca Holdings, Inc.	24,300	1,030,522
Mirait Holdings Corp.	32,300	292,944
Miroku Jyoho Service Co. Ltd.	3,900	27,628
Mitani Corp.	5,200	122,948
Mitsubishi Corp.	49,800	816,300
Mitsubishi Electric Corp.	129,000	1,181,710
Mitsubishi Gas Chemical Co., Inc.	135,000	623,172
Mitsubishi Materials Corp.	290,000	881,143
Mitsubishi Motors Corp.	267,900	2,048,982
Mitsubishi Tanabe Pharma Corp.	42,700	753,555
Mitsubishi UFJ Financial Group, Inc.	465,200	2,810,850
Mitsuboshi Belting Co. Ltd.	20,000	152,237
Mitsui & Co. Ltd.	35,900	403,498
Mitsui Sugar Co. Ltd.	28,000	116,619
Mixi, Inc.	4,500	154,004
Mizuho Financial Group, Inc.	208,900	390,769
MTI Ltd.	17,800	122,319
Musashino Bank Ltd. (The)	3,200	115,607
Nabtesco Corp.	189,900	3,469,487
Namura Shipbuilding Co. Ltd.	30,500	222,868
Neturen Co. Ltd.	28,500	204,673
Nexon Co. Ltd.	37,900	506,707
NGK Insulators Ltd.	44,000	841,958
NHK Spring Co. Ltd.	48,400	469,310
Nichirin Co. Ltd.	11,880	133,662
Nidec Corp.	17,800	1,224,034
NIFTY Corp.	8,900	88,655
Nihon Parkerizing Co. Ltd.	17,000	139,001
Nikon Corp.	19,000	229,774
Nippon Electric Glass Co. Ltd.	45,000	217,358
Nippon Hume Corp.	9,000	57,087
Nippon Pillar Packing Co. Ltd.	24,000	202,589
Nippon Seiki Co. Ltd.	20,000	387,766
Nippon Telegraph & Telephone Corp.	28,300	996,829
Nishimatsuya Chain Co. Ltd.	56,900	526,902
Nishi-Nippon City Bank Ltd. (The)	54,000	148,381
Nissin Kogyo Co. Ltd.	43,800	656,165
Nittetsu Mining Co. Ltd.	30,000	119,426
Nitto Denko Corp.	20,000	1,197,855
Nitto Kogyo Corp.	23,400	409,691
Nittoc Construction Co. Ltd.	14,600	66,559
NOK Corp.	26,200	566,855
Nomura Holdings, Inc.	106,200	616,424
North Pacific Bank Ltd.	36,900	146,287
NTT DoCoMo, Inc.	225,900	3,810,266
Ogaki Kyoritsu Bank Ltd. (The)	21,000	82,739
Ohara, Inc.	4,200	20,155
Oita Bank Ltd. (The)	52,000	216,231
Okinawa Electric Power Co., Inc. (The)	12,300	276,368
Oracle Corp. Japan	5,500	232,260
Oriental Land Co. Ltd.	21,700	1,211,794
ORIX Corp.	529,000	6,823,753
Osaka Gas Co. Ltd.	233,000	883,401
Otsuka Holdings Co. Ltd.	65,100	2,078,744

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Pal Co. Ltd.	9,300	$269,334
Panasonic Corp.	109,900	1,112,202
Park24 Co. Ltd.	28,400	533,005
Resona Holdings, Inc.	165,700	844,283
Rhythm Watch Co. Ltd.	43,000	57,950
Ricoh Leasing Co. Ltd.	8,900	241,165
Riken Corp.	35,000	115,826
Sakai Chemical Industry Co. Ltd.	21,000	58,977
San-A Co. Ltd. (Class A Stock)	25,400	1,115,961
San-In Godo Bank Ltd. (The)	69,000	675,420
Sankyo Tateyama, Inc.	3,600	55,893
Sanrio Co. Ltd.	12,200	333,267
Sanyo Housing Nagoya Co. Ltd.	4,700	41,787
Secom Co. Ltd.	24,400	1,467,430
Sekisui Chemical Co. Ltd.	703,000	7,399,435
Sekisui Jushi Corp.	21,000	274,082
Seven Bank Ltd.	233,400	1,010,173
Shiga Bank Ltd. (The)	14,000	71,083
Shin-Etsu Polymer Co. Ltd.	111,200	504,491
Shinsei Bank Ltd.	551,000	1,132,661
Shionogi & Co. Ltd.	29,000	1,039,510
Showa Corp.	30,700	244,775
Sinko Industries Ltd.	16,700	175,003
Sintokogio Ltd.	5,800	45,512
SMC Corp.	27,800	6,087,045
SNT Corp.	11,900	54,869
Sony Financial Holdings, Inc.	145,700	2,391,365
SRA Holdings, Inc.	5,700	90,627
Sumitomo Bakelite Co. Ltd.	54,000	198,395
Sumitomo Densetsu Co. Ltd.	18,100	219,532
Sumitomo Mitsui Financial Group, Inc.	291,900	11,068,939
Sumitomo Mitsui Trust Holdings, Inc.	54,000	197,912
Sumitomo Rubber Industries Ltd.	44,700	620,489
Suntory Beverage & Food Ltd.	21,600	829,852
Suruga Bank Ltd.	28,500	530,312
Sysmex Corp.	20,200	1,066,798
T&D Holdings, Inc.	115,100	1,359,545
Taiheiyo Cement Corp.	405,000	1,213,529
Takamatsu Construction Group Co. Ltd.	6,900	146,192
Taka-Q Ltd.	16,500	26,567
Takara Standard Co. Ltd.	58,000	412,167
Takiron Co. Ltd.	30,000	122,826
TBK Co. Ltd.	17,000	63,459
Techno Medica Co. Ltd.	4,200	86,747
Teikoku Sen-I Co. Ltd.	34,600	402,997
TOA ROAD Corp.	29,000	102,758
Toagosei Co. Ltd.	50,500	366,946
Tochigi Bank Ltd. (The)	29,000	159,296
Tohoku Electric Power Co., Inc.	65,500	887,625
Tokai Corp.	6,400	176,933
Tokai Rika Co. Ltd.	28,400	586,373
Token Corp.	8,250	620,432
Tokio Marine Holdings, Inc.	37,400	1,397,264
Tokyo Energy & Systems, Inc.	8,000	55,772
Tokyo Gas Co. Ltd.	316,000	1,528,592
Tokyu Corp.	126,000	924,666
Tomoe Engineering Co. Ltd.	8,800	117,246
Toppan Forms Co. Ltd.	9,700	115,237
Towa Bank Ltd. (The)	51,000	44,870
Toyo Kohan Co. Ltd.	14,000	41,901
Toyo Machinery & Metal Co. Ltd.	11,900	37,554

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Toyo Seikan Group Holdings Ltd.	24,800	$394,753
Toyota Motor Corp.	27,600	1,615,922
Transcosmos, Inc.	12,500	304,822
Trend Micro, Inc.	54,400	1,921,638
TS Tech Co. Ltd.	42,900	1,170,081
Tsukada Global Holdings, Inc.	27,300	167,484
TV Asahi Holdings Corp.	7,800	119,272
Unicharm Corp.	57,100	1,011,349
Unipres Corp.	19,100	363,742
USS Co. Ltd.	23,500	390,853
Utoc Corp.	15,400	58,279
Vital KSK Holdings, Inc.	5,100	34,457
Wakita & Co. Ltd.	27,000	244,253
Warabeya Nichiyo Co. Ltd.	7,200	125,305
West Japan Railway Co.	27,300	1,711,054
Yamaguchi Financial Group, Inc.	13,000	159,354
Yamanashi Chuo Bank Ltd. (The)	10,000	52,204
Yamazen Corp.	49,900	412,567
Yellow Hat Ltd.	7,600	164,698
Yodogawa Steel Works Ltd.	2,200	41,099
Yuasa Trading Co. Ltd.	4,000	82,299

		212,661,207

Kazakhstan
KCell JSC, GDR, RegS	36,870	192,093

Liechtenstein
VP Bank AG	458	37,830

Luxembourg — 0.1%
ArcelorMittal	118,505	614,554
SES SA	16,864	532,219
Tenaris SA	109,597	1,317,621

		2,464,394

Malaysia
British American Tobacco Malaysia Bhd	18,200	249,907

Mexico
Industrias Bachoco SAB de CV, ADR	1,100	67,210

Netherlands — 0.6%
Aegon NV	57,725	331,005
Akzo Nobel NV	61,156	3,977,562
Arcadis NV	6,612	155,779
Atrium European Real Estate Ltd.*	6,865	30,032
Boskalis Westminster NV	44,158	1,932,918
Brunel International NV	17,084	290,431
Koninklijke Ahold NV	216,693	4,227,278
NN Group NV	18,012	517,077
Royal Dutch Shell PLC (Class A Stock), (XEQT)	441,252	10,466,474
Royal Dutch Shell PLC (Class A Stock), (XLON)	56,196	1,326,617
Royal Dutch Shell PLC (Class B Stock)	31,992	756,457

		24,011,630

New Zealand
Goodman Property Trust, REIT	191,064	141,798
Skellerup Holdings Ltd.	27,563	22,765
SKY Network Television Ltd.	155,948	464,747
Trade Me Group Ltd.	155,103	363,947
Trade Me Group Ltd.	74,726	176,498

		1,169,755

	Shares	Value
COMMON STOCKS (Continued)
Norway — 0.5%
Aker Solutions Holding ASA	131,151	$453,893
DNB ASA	433,414	5,640,610
Kongsberg Gruppen ASA	6,948	100,359
Kvaerner ASA	206,946	95,384
Salmar ASA	44,312	700,494
Statoil ASA	564,385	8,228,220
Telenor ASA	164,358	3,071,288
TGS Nopec Geophysical Co. ASA(a)	39,321	726,933
Tomra Systems ASA	41,459	389,650
Yara International ASA	80,154	3,197,555

		22,604,386

Philippines
Manila Water Co., Inc.	155,300	72,063
Nickel Asia Corp.	1,868,400	256,462
Philippine Long Distance Telephone Co., ADR	5,100	235,416

		563,941

Poland
KGHM Polska Miedz SA	20,689	446,913
Polskie Gornictwo Naftowe i Gazownictwo SA	595,977	1,024,510

		1,471,423

Portugal
EDP - Energias de Portugal SA	136,968	501,789
Portucel SA	136,103	473,077

		974,866

Russia — 0.1%
CTC Media, Inc.	43,000	75,250
Gazprom PAO, ADR	85,919	348,831
Lukoil PJSC, ADR	17,772	605,314
MegaFon PJSC, GDR	13,964	169,663
MMC Norilsk Nickel PJSC, ADR	78,743	1,131,537
Mobile TeleSystems PJSC, ADR	62,900	454,138
Surgutneftegas OAO, ADR	202,319	1,025,757
Tatneft PAO, ADR	19,000	531,050

		4,341,540

Singapore — 0.3%
Boustead Projects Ltd.*	46,200	23,862
Boustead Singapore Ltd.	154,000	81,206
Cache Logistics Trust, REIT	652,300	444,899
CapitaLand Commercial Trust	534,100	504,270
CapitaLand Mall Trust	604,100	807,784
CapitaLand Retail China Trust, REIT	189,000	181,637
China Merchants Holdings Pacific Ltd.	226,800	142,065
DBS Group Holdings Ltd.	396,038	4,520,513
Frasers Centrepoint Trust, REIT	197,800	264,972
Haw Par Corp. Ltd.	6,600	37,771
Hong Fok Corp. Ltd.	124,000	58,816
Jardine Cycle & Carriage Ltd.	14,000	266,003
Mapletree Industrial Trust, REIT	611,200	637,808
Mapletree Logistics Trust, REIT	550,100	379,086
Metro Holdings Ltd.	90,000	54,733
SATS Ltd.	368,000	991,309
Singapore Telecommunications Ltd.	1,247,600	3,157,820
UMS Holdings Ltd.	130,000	46,182
United Overseas Bank Ltd.	155,600	2,031,687

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
UOL Group Ltd.	109,000	$461,494

		15,093,917

South Africa — 0.2%
Aeci Ltd.	16,944	112,373
Astral Foods Ltd.	20,342	255,779
Bidvest Group Ltd. (The)	36,882	870,434
Kumba Iron Ore Ltd.	18,553	105,509
Lewis Group Ltd.	18,684	83,588
Liberty Holdings Ltd.	59,413	542,829
Life Healthcare Group Holdings Ltd.	155,992	401,284
MMI Holdings Ltd.	122,711	211,143
MTN Group Ltd.	139,554	1,794,567
Peregrine Holdings Ltd.	31,140	65,016
Reunert Ltd.	43,094	189,670
Sasol Ltd.	40,313	1,129,278
Sibanye Gold Ltd.	152,637	173,511
Truworths International Ltd.	45,555	279,936
Vodacom Group Ltd.	115,563	1,149,522
Wilson Bayly Holmes-Ovcon Ltd.	14,421	115,560

		7,479,999

South Korea — 0.1%
Dongil Industries Co. Ltd.	1,090	60,234
Dongyang E&P, Inc.	8,974	93,815
GS Home Shopping, Inc.	871	139,722
KB Financial Group, Inc.	8,977	266,839
Kia Motors Corp.	11,098	503,086
Samsung Electronics Co. Ltd.	1,021	979,602
SK Telecom Co. Ltd.	2,072	459,644
Woori Bank	7,120	56,585

		2,559,527

Spain — 0.3%
Abertis Infraestructuras SA	65,490	1,036,209
Acs Actividades de Construccion y Servicios SA	24,977	718,643
Banco Bilbao Vizcaya Argentaria SA	584,982	4,946,533
Banco Santander SA	122,933	653,689
Baron de Ley*	1,114	117,882
Cia de Distribucion Integral Logista Holdings SA	32,000	603,785
Corp. Financiera Alba SA	1,598	66,653
Faes Farma SA	24,838	65,391
Gas Natural SDG SA	49,493	965,719
Grupo Catalana Occidente SA	18,696	538,001
Mapfre SA	539,019	1,409,455
Prosegur Cia de Seguridad SA	134,064	645,559

		11,767,519

Sweden — 0.7%
Alfa Laval AB	159,380	2,609,188
Assa Abloy AB	213,272	3,825,199
Atlas Copco AB (Class A Stock)	50,040	1,203,413
B&B Tools AB (Class B Stock)	5,074	67,599
Boliden AB	78,905	1,235,506
Clas Ohlson AB (Class B Stock)	34,190	522,861
Electrolux AB (Class B Stock)	24,395	689,325
Industrivarden AB (Class C Stock)	93,907	1,649,469
Intrum Justitia AB	46,665	1,614,237
Investment AB Kinnevik (Class B Stock)	81,631	2,333,445
Investment AB Oresund	1,969	40,406

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Investor AB (Class B Stock)	90,184	$3,098,811
JM AB	20,275	545,343
Medivir AB (Class B Stock)*	23,733	205,209
Nolato AB (Class B Stock)	13,693	344,246
Nordea Bank AB	85,810	957,341
SKF AB (Class B Stock)	93,989	1,727,374
Swedbank AB (Class A Stock)	53,116	1,174,944
Swedish Match AB	24,896	752,570
TeliaSonera AB	553,739	2,988,963
Tethys Oil AB*	29,452	156,669
Trelleborg AB (Class B Stock)	33,788	535,285

		28,277,403

Switzerland — 1.3%
ABB Ltd.*	55,082	974,595
Actelion Ltd.*	4,498	571,678
APG SGA SA	1,220	473,179
Baloise Holding AG	7,471	856,207
BB Biotech AG*	4,977	1,328,678
Bucher Industries AG	3,008	646,732
Coltene Holding AG	3,617	210,429
Credit Suisse Group AG*	54,723	1,315,369
Helvetia Holding AG	1,415	694,163
Implenia AG	5,609	277,681
Inficon Holding AG*	79	22,048
Kuehne & Nagel International AG	5,270	677,652
Lonza Group AG*	48,497	6,363,580
Metall Zug AG (Class B Stock)	57	150,308
Nestle SA	203,043	15,269,990
Novartis AG	4,623	424,909
Pargesa Holding SA	8,230	482,989
Roche Holding AG	47,043	12,488,578
SGS SA	1,046	1,827,775
Sika AG	491	1,514,524
STMicroelectronics NV	67,999	464,558
Swatch Group AG (The), (XBRN)	1,228	455,429
Swiss Re AG	12,246	1,050,672
Swisscom AG	11,785	5,881,507
Syngenta AG	1,014	324,896
UBS Group AG	47,235	873,287
Vaudoise Assurances Holding SA (Class B Stock)	429	222,291
Wizz Air Holdings PLC*	6,289	195,273
Zurich Insurance Group AG*	10,087	2,476,422

		58,515,399

Taiwan — 0.4%
104 Corp.	14,000	61,416
Chimei Materials Technology Corp.	179,000	109,695
China Life Insurance Co. Ltd.	461,500	351,550
Chunghwa Telecom Co. Ltd.	71,000	213,358
Cleanaway Co. Ltd.	36,000	161,033
Cyberlink Corp.	29,680	61,543
Draytek Corp.	51,000	39,553
DYNACOLOR, Inc.	41,000	65,885
Elite Advanced Laser Corp.	28,000	112,395
Everlight Electronics Co. Ltd.	196,000	296,365
Foxconn Technology Co. Ltd.	146,690	421,630
Greatek Electronics, Inc.	315,000	270,103
Holtek Semiconductor, Inc.	67,000	86,832
KD Holding Corp.	9,000	43,082

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Lumax International Corp. Ltd.	97,000	$127,798
MediaTek, Inc.	90,000	669,746
New Era Electronics Co. Ltd.	56,000	32,579
Novatek Microelectronics Corp.	158,000	496,055
Realtek Semiconductor Corp.	128,730	219,161
Richtek Technology Corp.	35,000	204,546
Simplo Technology Co. Ltd.	122,000	393,505
Sirtec International Co. Ltd.	49,000	64,447
Sonix Technology Co. Ltd.	160,000	184,233
St Shine Optical Co. Ltd.	24,000	294,464
Taiwan Secom Co. Ltd.	65,000	182,940
Taiwan Semiconductor Manufacturing Co. Ltd.	1,911,000	7,658,671
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,600	2,855,200
Test Research, Inc.	229,000	365,675
Transcend Information, Inc.	133,000	336,272
United Integrated Services Co. Ltd.	85,000	91,946

		16,471,678

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	147,100	357,126
Kasikornbank PCL, NVDR	440,200	2,079,312
Krung Thai Bank PCL	549,500	259,397
PTT Exploration & Production PCL, NVDR	390,700	756,798
Thai Beverage PCL	1,240,000	597,867
TTW PCL, NVDR	334,700	100,586

		4,151,086

Turkey — 0.1%
Adana Cimento Sanayii TAS (Class C Stock)	186,638	40,745
Akcansa Cimento A/S	13,832	64,435
Enka Insaat ve Sanayi A/S	232,243	383,783
Eregli Demir ve Celik Fabrikalari TAS	279,323	344,801
Koza Altin Isletmeleri A/S	40,641	295,175
Koza Anadolu Metal Madencilik Isletmeleri A/S*	181,159	124,641
TAV Havalimanlari Holding A/S	37,996	298,563
Turk Telekomunikasyon A/S	111,434	219,939
Turkcell Iletisim Hizmet A/S	123,366	430,477

		2,202,559

United Kingdom — 3.6%
Aberdeen Asset Management PLC	239,940	1,077,802
Admiral Group PLC	24,305	552,786
Anglo American PLC, (XJSE)	28,843	241,301
Anglo American PLC, (XLON)	121,316	1,013,363
Ashmore Group PLC(a)	195,970	731,627
AstraZeneca PLC	48,657	3,085,748
Barclays PLC	1,578,045	5,839,996
Beazley PLC	258,792	1,399,105
Berendsen PLC	38,013	578,081
Berkeley Group Holdings PLC	13,510	683,881
BP PLC	304,364	1,544,147
British American Tobacco PLC	17,537	967,614
Britvic PLC	35,960	369,561
Brown (N) Group PLC	82,141	380,729
Burberry Group PLC	267,513	5,545,169
Cairn Energy PLC*	101,970	216,583
Capita PLC	413,529	7,510,489

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Carillion PLC(a)	87,590	$400,913
Centrica PLC	259,085	900,065
Chesnara PLC	104,572	533,080
Computacenter PLC	3,959	45,276
Dart Group PLC	91,632	670,901
Debenhams PLC	113,570	135,929
Diageo PLC	251,894	6,767,593
Diploma PLC	11,871	119,419
Direct Line Insurance Group PLC	274,886	1,559,741
Dunelm Group PLC	18,454	251,246
Electrocomponents PLC	86,566	235,199
Fenner PLC	88,571	220,960
Gem Diamonds Ltd.	33,876	59,829
GlaxoSmithKline PLC	215,488	4,136,042
Go-Ahead Group PLC	17,763	659,949
Halfords Group PLC	78,842	551,392
Highland Gold Mining Ltd.	271,325	213,432
Home Retail Group PLC	241,428	497,380
HSBC Holdings PLC, (QMTF)	1,551,325	11,702,719
HSBC Holdings PLC, (XHKG)	174,800	1,312,568
Imperial Tobacco Group PLC	119,094	6,156,998
Indivior PLC	391,480	1,344,615
Intertek Group PLC	20,948	773,033
ITE Group PLC	225,557	481,106
J Sainsbury PLC	185,524	733,718
John Wood Group PLC	122,219	1,139,370
Kcom Group PLC	368,148	497,289
Keller Group PLC	33,461	437,655
Kingfisher PLC	163,679	889,141
Lancashire Holdings Ltd.	30,276	316,688
Legal & General Group PLC	634,025	2,286,142
Lloyds Banking Group PLC	5,307,833	6,042,740
Marks & Spencer Group PLC	121,065	918,974
Meggitt PLC	105,633	762,048
Millennium & Copthorne Hotels PLC	47,587	347,481
Mitie Group PLC	25,343	117,079
Moneysupermarket.com Group PLC	136,188	697,281
Next PLC	13,858	1,597,019
Novae Group PLC	5,534	72,414
PayPoint PLC	19,721	304,892
Pentair PLC	14,608	745,592
Persimmon PLC*	54,133	1,647,606
Phoenix Group Holdings	24,119	298,236
Playtech PLC	52,526	659,560
Premier Farnell PLC	78,473	124,754
Prudential PLC	431,578	9,104,768
QinetiQ Group PLC	170,296	581,878
Reckitt Benckiser Group PLC	80,638	7,312,699
RELX NV	75,139	1,227,559
RELX PLC	80,998	1,389,228
Rio Tinto Ltd.	52,320	1,800,046
Rio Tinto PLC	51,444	1,726,104
Rotork PLC	368,493	920,544
Royal Bank of Scotland Group PLC*	376,986	1,798,632
Royal Mail PLC	304,180	2,113,539
RPS Group PLC	48,745	166,017
Sage Group PLC (The)	157,987	1,195,259
Sky PLC	66,724	1,055,639
Smiths Group PLC	104,353	1,590,000
Soco International PLC	234,309	560,422
Spectris PLC	33,078	846,323

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Stagecoach Group PLC	93,736	$478,643
Standard Chartered PLC	76,252	740,019
Subsea 7 SA*	67,598	508,837
Unilever NV, CVA	80,008	3,207,137
Unilever PLC	63,623	2,591,344
Vodafone Group PLC	2,506,831	7,906,732
Weir Group PLC (The)	82,169	1,457,792
WH Smith PLC	25,449	603,257
William Hill PLC	373,415	1,986,052
WM Morrison Supermarkets PLC	182,998	460,505
WPP PLC	396,516	8,255,050
WS Atkins PLC	38,274	806,073
Zytronic PLC	10,311	47,574

		154,540,718

United States — 8.1%
Accenture PLC (Class A Stock)	134,362	13,202,410
ACE Ltd.	16,848	1,742,083
Activision Blizzard, Inc.	270,088	8,343,018
AES Corp.	76,127	745,283
Aflac, Inc.	22,327	1,297,868
AGCO Corp.(a)	15,740	733,956
Akamai Technologies, Inc.*	82,416	5,691,649
Allstate Corp. (The)	29,958	1,744,754
Ameriprise Financial, Inc.	7,686	838,773
Anthem, Inc.	7,442	1,041,880
Apache Corp.	14,760	578,002
Apple, Inc.	114,700	12,651,410
Archer-Daniels-Midland Co.	22,433	929,848
Arrow Electronics, Inc.*	13,905	768,668
Avnet, Inc.	97,021	4,140,856
Baxter International, Inc.	32,407	1,064,570
Bed Bath & Beyond, Inc.*	19,387	1,105,447
Bunge Ltd.	14,786	1,083,814
CA, Inc.	252,978	6,906,299
Capital One Financial Corp.	12,882	934,203
Cardinal Health, Inc.	15,295	1,174,962
Carnival PLC	79,620	4,122,824
Caterpillar, Inc.(a)	13,330	871,249
CenterPoint Energy, Inc.	67,991	1,226,558
CenturyLink, Inc.	32,700	821,424
Cintas Corp.	12,202	1,046,321
CIT Group, Inc.	23,036	922,131
Citrix Systems, Inc.*	94,590	6,553,195
Coca-Cola Enterprises, Inc.	19,893	961,827
Comcast Corp. (Class A Stock)	19,107	1,086,806
Computer Sciences Corp.	96,371	5,915,252
ConocoPhillips(a)	17,418	835,367
Corning, Inc.	503,468	8,619,372
Cummins, Inc.	8,315	902,843
Deere & Co.	14,705	1,088,170
Delta Air Lines, Inc.	14,286	641,013
Dick’s Sporting Goods, Inc.	17,704	878,295
Discover Financial Services	20,066	1,043,231
Discovery Communications, Inc. (Class A Stock)*(a)	28,378	738,679
Discovery Communications, Inc. (Class C Stock)*	29,231	710,021
Dover Corp.	15,644	894,524
Dow Chemical Co. (The)	19,334	819,762
Dr. Pepper Snapple Group, Inc.	16,488	1,303,376

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Eaton Vance Corp.	15,403	$514,768
eBay, Inc.*	35,934	878,227
EMC Corp.	519,813	12,558,682
Emerson Electric Co.(a)	22,650	1,000,451
Entergy Corp.	17,948	1,168,415
Everest Re Group Ltd.	6,325	1,096,375
Express Scripts Holding Co.*	12,803	1,036,531
Fidelity National Information Services, Inc.	109,421	7,339,961
Fifth Third Bancorp	51,077	965,866
Fiserv, Inc.*	101,797	8,816,638
Flextronics International Ltd.*	75,435	795,085
Flowserve Corp.	16,904	695,431
Ford Motor Co.	74,492	1,010,856
Frontier Communications Corp.	124,890	593,227
Gap, Inc. (The)	27,358	779,703
General Dynamics Corp.	8,005	1,104,290
General Mills, Inc.	28,227	1,584,382
General Motors Co.	27,038	811,681
Goldman Sachs Group, Inc. (The)	5,971	1,037,521
Google, Inc. (Class A Stock)*	18,318	11,693,662
HCA Holdings, Inc.*	9,278	717,746
Hess Corp.	13,354	668,501
Hewlett-Packard Co.	31,330	802,361
Home Depot, Inc. (The)	11,420	1,318,896
Intel Corp.	434,220	13,087,391
International Business Machines Corp.	87,274	12,652,112
International Paper Co.	27,598	1,042,928
Intuit, Inc.	95,551	8,480,151
Jacobs Engineering Group, Inc.*	19,596	733,478
Johnson & Johnson	17,093	1,595,632
KeyCorp.	72,977	949,431
Kimberly-Clark Corp.	13,272	1,447,179
KLA-Tencor Corp.	17,003	850,150
Kohl’s Corp.	13,540	627,037
L Brands, Inc.	12,443	1,121,488
Las Vegas Sands Corp.	14,152	537,351
Lear Corp.	8,630	938,771
Leggett & Platt, Inc.	20,686	853,298
Lincoln National Corp.	15,451	733,304
Lowe’s Cos., Inc.	17,212	1,186,251
LyondellBasell Industries NV (Class A Stock)	7,619	635,120
Macy’s, Inc.	15,142	777,087
Marathon Oil Corp.	35,547	547,424
Marvell Technology Group Ltd.	367,273	3,323,821
Mattel, Inc.	35,168	740,638
Maxim Integrated Products, Inc.	157,301	5,253,853
Merck & Co., Inc.	19,927	984,195
Microchip Technology, Inc.(a)	118,820	5,119,954
Microsoft Corp.	287,108	12,707,400
Mosaic Co. (The)	25,691	799,247
Murphy Oil Corp.	23,736	574,411
Navient Corp.	54,133	608,455
NetApp, Inc.	31,834	942,286
Norfolk Southern Corp.	12,279	938,116
Nuance Communications, Inc.*	233,475	3,821,986
NVIDIA Corp.	264,308	6,515,192
Occidental Petroleum Corp.	14,875	983,981
Oceaneering International, Inc.	19,101	750,287
Omnicom Group, Inc.	17,853	1,176,513
Oracle Corp.	26,764	966,716

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Parker Hannifin Corp.(a)	8,910	$866,943
PartnerRe Ltd.	8,475	1,177,008
PepsiCo, Inc.	17,847	1,682,972
Pfizer, Inc.	34,265	1,076,264
PNC Financial Services Group, Inc. (The)	13,381	1,193,585
Ralph Lauren Corp.	8,159	964,067
Scripps Networks Interactive, Inc. (Class A Stock)(a)	20,610	1,013,806
Seagate Technology PLC(a)	151,932	6,806,554
St. Jude Medical, Inc.	15,639	986,665
State Street Corp.	13,056	877,494
Symantec Corp.	355,354	6,918,742
Texas Instruments, Inc.	266,612	13,202,626
Torchmark Corp.	15,322	864,161
Total System Services, Inc.	107,619	4,889,131
U.S. Bancorp	30,254	1,240,717
Unum Group	31,206	1,001,088
Urban Outfitters, Inc.*	21,009	617,244
Valero Energy Corp.	11,249	676,065
Vantiv, Inc. (Class A Stock)*	108,427	4,870,541
VeriSign, Inc.*(a)	12,888	909,377
Verizon Communications, Inc.	29,965	1,303,777
Viacom, Inc. (Class B Stock)	22,300	962,245
VMware, Inc. (Class A Stock)*	122,569	9,657,212
Voya Financial, Inc.	24,624	954,672
Waste Management, Inc.	28,739	1,431,490
Western Digital Corp.	99,527	7,906,425
Western Union Co. (The)	329,799	6,055,110
WestRock Co.	14,106	725,613
Wyndham Worldwide Corp.	14,990	1,077,781
Wynn Resorts Ltd.(a)	6,460	343,155
Xerox Corp.	655,362	6,376,672
Xilinx, Inc.	18,307	776,217

		352,119,302

TOTAL COMMON STOCKS (cost $1,342,019,183)		1,236,879,824

EXCHANGE TRADED FUNDS — 10.3%
iShares Core S&P 500 ETF(a)	1,283,602	247,362,941
iShares Core U.S. Aggregate Bond ETF	215,556	23,620,626
iShares MSCI Emerging Markets ETF(a)	1,385,160	45,405,545
SPDR S&P 500 ETF Trust(a)	677,745	129,876,274

TOTAL EXCHANGE TRADED FUNDS (cost $360,540,645)		446,265,386

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	78,200	111,249
Itausa - Investimentos Itau SA (PRFC)	171,886	309,564
Vale SA (PRFC)	98,000	328,768
Vale SA (PRFC), ADR	93,800	314,230

		1,063,811

Germany
KSB AG (PRFC)	248	103,919
STO SE & Co. KGaA (PRFC)	5,359	769,926

		873,845

TOTAL PREFERRED STOCKS (cost $4,262,455)		1,937,656

	Shares	Value
UNAFFILIATED MUTUAL FUNDS — 6.2%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	2,457,546	$61,659,819
HICL Infrastructure Co. Ltd.	298,600	687,991
T. Rowe Price Value Fund (Retail Shares)	6,562,538	207,573,078

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $239,864,113)		269,920,888

	Units
WARRANTS* — 0.1%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16	8,000	7,793

India — 0.1%
Idea Cellular Ltd., expiring 03/13/17	2,537,486	5,765,168

TOTAL WARRANTS (cost $4,694,275)		5,772,961

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.2%
Non-Residential Mortgage-Backed Securities — 4.2%
American Credit Acceptance Receivables Trust,
Series 2013-1, Class A, 144A
1.450%	04/16/18	94	93,931
American Express Issuance Trust II,
Series 2013-2, Class A
0.637%(c)	08/15/19	1,619	1,619,039
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	611,113
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,136,667
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,017,088
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,410,824
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	4,366,624
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.567%(c)	12/16/19	1,280	1,277,148
Series 2014-2, Class A
0.547%(c)	03/16/20	3,880	3,874,258
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	92	91,528
Series 2015-1A, Class A, 144A
1.750%	06/15/21	1,597	1,592,370
Chase Issuance Trust,
Series 2012-A2, Class A2
0.477%(c)	05/15/19	2,430	2,427,572
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,786,945
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,390	5,390,377

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Citi Held For Asset Issuance,
Series 2015-PM1, Class A, 144A
1.850%	12/15/21	2,181	$2,185,026
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	1,001	1,006,768
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,413	1,407,248
Series 2014-1A, Class A, 144A
3.290%	06/18/29	2,125	2,139,497
Series 2014-2A, Class A, 144A
3.380%	10/18/29	1,835	1,851,565
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	942	945,427
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	2,559	2,543,522
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,320	1,323,179
Series 2014-2A, Class A, 144A
3.270%	11/18/29	644	655,400
DT Auto Owner Trust,
Series 2014-2A, Class C, 144A
2.460%	01/15/20	2,715	2,715,087
ECAF I Ltd.,
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	7,190	7,260,462
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,890,548
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	547	547,210
Series 2014-2A, Class A, 144A
1.060%	08/15/18	166	165,366
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	602	602,256
Series 2013-2, Class A, 144A
1.940%	01/15/19	663	663,864
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	964,832
Series 2015-2, Class A, 144A
1.980%	10/15/20	6,277	6,290,412
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	8,095	8,134,949
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	3,989	4,020,872
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	2,023	2,028,354
Nissan Master Owner Trust Receivables,
Series 2013-A, Class A
0.507%(c)	02/15/18	4,655	4,652,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	$3,079,099
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,129,979
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,619,796
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,915	2,944,377
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,800	5,786,857
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,842,596
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,358,699
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,679,565
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,075,345
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,966,954
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,035,395
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,418,567
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	3,017	3,021,247
Series 2014-AA, Class B, 144A
4.610%	10/25/27	4,160	4,244,544
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,460	4,507,049
Store Master Funding I LLC,
Series 2015-1A, Class A1, 144A
3.750%	04/20/45	3,243	3,270,070
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	3,924	3,934,886
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,584	3,601,811
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,643	2,655,552
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	3,608	3,608,000
Series 2014-1A, Class A, 144A
3.270%	10/20/39	1,776	1,803,176
Trinity Rail Leasing 2012 LLC,
Series 2013-1A, Class A, 144A
3.898%	07/15/43	1,503	1,541,534
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	1,430	1,438,972

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	1,669	$1,669,252
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,616,945
World Financial Network Credit Card Master Trust,
Series 2014-A, Class A
0.587%(c)	12/15/19	4,715	4,715,000

			182,255,440

Residential Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.599%(c)	11/25/28	53	52,471

TOTAL ASSET-BACKED SECURITIES (cost $181,548,474)			182,307,911

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
0.998%(c)	06/15/28	2,215	2,210,738
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.607%(c)	06/15/33	2,250	2,233,231
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.357%(c)	06/15/34	2,688	2,677,155
Series 2014-TWC, Class A, 144A
1.044%(c)	02/13/32	2,165	2,154,205
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class B, 144A
1.398%(c)	04/15/27	1,255	1,249,048
Series 2014-ICE, Class C, 144A
1.748%(c)	04/15/27	920	915,548
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series KGRP, Class A
0.556%(c)	04/25/20	2,719	2,719,657
Series K038, Class X1, IO
1.352%(c)	03/25/24	27,846	2,245,676
Federal National Mortgage Assoc.,
Series 2012-M14, Class X2, IO
0.517%(c)	09/25/22	50,346	1,345,395
Series 2014-M8, Class FA
0.423%(c)	05/25/18	1,721	1,719,191
Series 2014-M8, Class X2, IO
0.430%(c)	06/25/24	47,987	1,406,869
FREMF Mortgage Trust,
Series 2011-K702, Class B
4.776%(c)	04/25/44	530	564,117
Series 2012-K706, Class B
4.027%(c)	11/25/44	3,805	3,999,709
Series 2012-K711, Class B
3.562%(c)	08/25/45	3,815	3,979,793
Series 2013-K712, Class B
3.368%(c)	05/25/45	2,654	2,727,364
Series 2012-KF01, Class B
2.787%(c)	10/25/44	5,780	5,850,493

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2013-KF02, Class B
3.191%(c)	12/25/45	2,222	$2,282,299
Series 2014-K36, Class B
4.363%(c)	12/25/46	2,195	2,242,366
Series 2014-K38, Class B
4.223%(c)	06/25/47	1,740	1,804,209
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
0.974%(c)	10/16/44	26,251	1,206,400
Series 2012-70, Class IO, IO
0.763%(c)	08/16/52	13,975	687,608
Series 2012-78, Class IO, IO
0.796%(c)	06/16/52	20,305	1,073,801
Series 2012-107, Class IO, IO
0.615%(c)	12/16/53	29,432	1,502,582
Series 2012-123, Class IO, IO
0.844%(c)	12/16/51	17,141	1,105,363
Series 2012-132, Class IO, IO
1.078%(c)	06/16/54	3,413	214,714
Series 2012-135, Class IO, IO
0.688%(c)	01/16/53	30,680	1,754,904
Series 2012-147, Class AK
2.587%(c)	04/16/54	2,376	2,459,568
Series 2012-152, Class IO, IO
0.756%(c)	01/16/54	13,627	826,777
Series 2014-45, Class BI, IO
0.843%(c)	07/16/54	13,824	907,586
Series 2014-47, Class 1A, IO
1.212%(c)	02/16/48	15,994	1,080,520
Series 2014-75, Class IO, IO
0.861%(c)	08/16/54	65,362	3,817,715
Series 2014-92, Class IO, IO
0.668%(c)	05/16/54	11,937	617,547
Series 2014-155, Class IB, IO
1.344%(c)	08/16/55	13,919	1,221,863
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.157%(c)	02/15/27	3,560	3,538,445
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.204%(c)	11/05/30	1,828	1,825,753
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.157%(c)	12/15/28	4,100	4,099,024
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41	1,225	1,244,157
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	3,835	3,857,285
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.607%(c)	11/15/26	1,300	1,292,987

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.558%(c)	03/23/45		1,833	$1,858,985

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $81,089,057)				80,520,647

CORPORATE BONDS — 10.8%
Brazil — 0.1%
CIMPOR Financial Operations BV,
Gtd. Notes, 144A
5.750%	07/17/24		1,195	801,845
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,280	1,097,600
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/15	(a)	3,265	2,081,438

				3,980,883

Canada — 1.2%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	5,050	5,119,392
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17		5,475	5,554,475
2.150%	08/03/16	(a)	4,620	4,670,949
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	(a)	2,829	2,503,413
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16	(a)	8,560	8,619,689
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,205	1,192,950
Royal Bank of Canada,
Covered Bonds
0.625%	12/05/16		9,165	9,165,422
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		1,935	2,318,331
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	12,580	12,663,846

				51,808,467

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		800	726,000

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,142,702

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26		2,835	$2,473,537

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,015,807

Germany — 0.6%
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20		14,420	14,430,916
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		4,995	5,063,636
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,400	4,400,484
2.000%	02/05/19		1,800	1,818,938

				25,713,974

Ireland — 0.1%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21	(a)	2,555	2,580,550

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	2,570	2,512,175

Mexico — 0.1%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,841	1,739,652
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,219	2,070,505
Petroleos Mexicanos,
Gtd. Notes, 144A
4.500%	01/23/26	(a)	975	898,853

				4,709,010

Netherlands — 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22	(a)	750	789,898
3.950%	11/09/22	(a)	1,845	1,852,965

				2,642,863

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,694,700

Switzerland — 0.2%
Credit Suisse,
Sr. Unsec’d. Notes
1.700%	04/27/18		7,065	7,037,192

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
UBS AG,
Sr. Unsec’d. Notes
1.375%	06/01/17		3,065	$3,059,121

				10,096,313

United Kingdom — 1.0%
Barclays Bank PLC,
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,777,556
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25	(a)	1,310	1,250,717
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		2,995	3,145,786
Sub. Notes
4.250%	08/18/25		2,310	2,276,265
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22	(a)	1,620	1,575,450
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		6,290	6,261,305
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		8,750	8,894,900
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	(a)	4,125	4,094,475
Sub. Notes, 144A
5.200%	01/26/24	(a)	5,230	5,224,707
Tesco PLC,
Sr. Unsec’d. Notes, 144A
6.150%	11/15/37		1,431	1,358,421

				42,859,582

United States — 7.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22	(a)	515	514,555
3.600%	05/14/25	(a)	4,935	4,867,228
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.625%	02/15/23		2,105	2,115,525
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		7,788	7,698,726
3.800%	03/15/25		1,904	1,839,338
3.850%	06/15/24		2,766	2,709,413
4.850%	06/15/44	(a)	3,363	3,065,129
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		3,325	3,361,096
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17		1,565	1,639,337
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16		1,160	1,162,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	$1,300,206
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,720	1,781,266
9.950%	11/10/38		2,847	4,552,444
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	(a)	7,825	7,808,849
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,200	2,157,487
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		6,540	6,613,052
3.900%	03/11/24	(a)	4,485	4,560,967
4.500%	05/15/35		2,160	1,976,003
4.750%	05/15/46	(a)	2,070	1,896,735
Autonation, Inc.,
Gtd. Notes
4.500%	10/01/25		1,845	1,880,454
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		1,720	1,939,945
Sr. Unsec’d. Notes, MTN
1.154%(c)	04/01/19		4,960	4,963,388
3.300%	01/11/23	(a)	4,960	4,922,076
Sub. Notes
3.950%	04/21/25		1,390	1,352,241
Sub. Notes, MTN
4.000%	01/22/25		4,527	4,436,754
4.200%	08/26/24		1,695	1,693,786
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,271,841
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,867,513
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25		2,299	2,321,990
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		5,665	5,510,136
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	(a)	2,505	2,205,016
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		4,640	4,617,742
6.484%	10/23/45	(a)	5,015	5,059,383
Chesapeake Energy Corp.,
Gtd. Notes
3.539%(c)	04/15/19	(a)	810	575,100
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.985%(c)	04/27/18	(a)	7,415	7,388,632
8.125%	07/15/39	(a)	2,955	4,249,574
Sub. Notes

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.875%	03/26/25	(a)	4,735	$4,601,525
4.300%	11/20/26		3,100	3,069,905
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	06/15/20		810	803,925
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	4,726	4,135,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/23		1,460	1,241,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		4,549	4,121,471
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,425	2,348,486
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		645	583,444
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		510	511,275
7.375%	11/01/22	(a)	405	408,544
7.625%	11/01/24	(a)	765	772,650
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44	(a)	7,800	7,128,521
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,915	1,891,063
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	(a)	3,795	3,838,699
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	2,180	1,610,442
4.700%	03/15/21	(a)	2,560	2,155,771
5.200%	03/15/25	(a)	1,410	1,073,116
5.750%	10/01/44	(a)	6,120	4,233,761
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	(a)	2,926	2,608,435
4.950%	10/15/54		1,030	883,748
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		2,190	2,277,600
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.223%(c)	01/09/18		4,095	4,057,793
1.700%	05/09/16		2,280	2,286,466
5.000%	05/15/18		2,045	2,175,035
Gannett Co., Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		2,490	2,421,525
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	07/10/19		2,145	2,167,181
4.750%	08/15/17		600	622,796

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	$1,313,203
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.999%(c)	05/22/17		4,650	4,647,410
2.600%	04/23/20	(a)	3,423	3,432,314
Sr. Unsec’d. Notes, MTN
1.925%(c)	11/29/23		4,375	4,400,839
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	04/15/25		761	777,171
HealthSouth Corp.,
Gtd. Notes, 144A
5.750%	09/15/25		1,955	1,896,350
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	(a)	5,135	5,132,777
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	(a)	3,560	3,916,918
JPMorgan Chase & Co.,
Sub. Notes
3.875%	09/10/24		3,820	3,783,496
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,214,815
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		2,290	2,081,143
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	(a)	4,650	4,177,323
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.500%	07/15/22		4,005	4,091,180
5.200%	07/15/45	(a)	1,865	1,975,126
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	2,695	2,553,302
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	(a)	3,795	3,316,325
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
4.000%	06/15/25		2,251	2,240,441
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,515	1,560,647
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		4,615	4,548,886
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	(a)	2,710	2,581,275
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,795	2,405,327

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		2,900	$2,970,279
4.300%	01/27/45		2,210	2,100,335
Sub. Notes, MTN
4.350%	09/08/26		3,660	3,678,834
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		6,735	6,777,336
6.000%	03/01/41		595	564,050
Phillips 66,
Gtd. Notes
4.300%	04/01/22	(a)	3,295	3,452,554
4.650%	11/15/34	(a)	5,846	5,690,783
5.875%	05/01/42		1,750	1,894,167
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,146,413
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		2,120	2,128,486
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35		1,679	1,824,519
5.850%	08/15/45	(a)	2,322	2,583,388
7.250%	06/15/37		660	816,555
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	03/01/25	(a)	2,320	2,044,500
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,595	992,887
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		1,440	1,454,249
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	925	883,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25		2,110	1,999,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18	(a)	1,420	1,352,550
6.750%	03/15/24		1,275	1,217,625
Tyco International Finance SA,
Gtd. Notes
3.900%	02/14/26	(a)	2,285	2,313,736
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	1,560	1,458,600
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	(a)	940	898,288
6.125%	04/15/25	(a)	780	742,950
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55		4,722	4,066,114
5.012%	08/21/54		4,004	3,644,217

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26	(a)	6,590		$6,648,209
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86		2,445		2,451,113
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	(a)	2,260		1,804,285

					315,551,167

TOTAL CORPORATE BONDS (cost $484,816,869)					470,507,730

FOREIGN GOVERNMENT BONDS — 0.2%
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.158%	03/12/45		4,575		4,048,875
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170		1,451,590
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230		2,318,359

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,345,480)					7,818,824

MUNICIPAL BONDS — 0.3%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		7,695		7,871,446

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50		265		383,259

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26		2,720		2,719,755

TOTAL MUNICIPAL BONDS (cost $10,809,072)					10,974,460

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		1,564		235,911
Series 2013-51, Class GI, IO
3.000%	10/25/32		4,781		561,807
Series 2014-11, Class KZ
2.500%	10/25/41		2,533		2,212,185
Freddie Mac REMICS,
Series 2646, Class SH
13.508%(c)	07/15/33		—	(r)	192
Series 4149, Class IO, IO
3.000%	01/15/33		3,919		508,909
Series 4170, Class QI, IO
3.000%	05/15/32		4,807		475,105
Series 4357, Class MA

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.000%	10/15/42	1,538	$1,589,032
Government National Mortgage Assoc.,
Series 2014-20, Class SA, IO
5.884%(c)	02/20/44	9,134	1,480,047
Series 2014-43, Class Z
4.000%	03/20/44	3,260	3,577,752
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.609%(c)	05/25/36	721	698,239
Series 2006-2, Class 2A1
0.549%(c)	08/25/36	10	9,582
Series 2006-2, Class 2M1
0.699%(c)	08/25/36	790	722,927
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.145%(c)	04/25/45	1,624	1,630,809

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,574,135)			13,702,497

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-03/01/43	11,109	11,272,027
Federal National Mortgage Assoc.
3.000%	04/01/43-08/01/43	22,150	22,515,859
3.233%(c)	06/01/42	1,475	1,546,800
4.000%	01/01/44	10,418	11,119,460
4.500%	12/01/43	32,503	35,273,609
Government National Mortgage Assoc.
4.000%	03/20/42	255	272,313
4.500%	07/20/41	287	309,065
5.500%	02/20/34-01/15/37	877	997,824
6.000%	12/15/38	264	303,421

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $81,118,607)			83,610,378

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
2.500%	02/15/45	2,170	1,997,700
U.S. Treasury Notes
0.750%	10/31/17	8,670	8,683,092
1.125%	12/31/19	19,315	19,203,842
2.000%	02/15/25	15,820	15,758,207
2.125%	05/15/25	265	266,594
2.375%	08/15/24	11,615	11,962,846

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,736,691)			57,872,281

TOTAL LONG-TERM INVESTMENTS (cost $2,869,419,056)			2,868,091,443

	Shares	Value
SHORT-TERM INVESTMENT — 37.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,632,351,702; includes $270,807,220 of cash collateral for securities on loan)(b)(w)	1,632,351,702	$ 1,632,351,702

TOTAL INVESTMENTS — 103.7% (cost $4,501,770,758)		4,500,443,145
Liabilities in excess of other assets(x) — (3.7)%		(160,066,618)

NET ASSETS — 100.0%		$ 4,340,376,527

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $267,923,420; cash collateral of $270,807,220 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(r)	Principal amount is less than $500 par.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,874	90 Day Euro Dollar	Dec. 2015	$ 465,529,628	$ 466,555,725	$1,026,097
2,111	2 Year U.S. Treasury Notes	Dec. 2015	461,682,275	462,374,969	692,694
2,272	10 Year Australian Treasury Bonds	Dec. 2015	1,571,744,292	1,573,506,970	1,762,678
227	10 Year Euro-Bund	Dec. 2015	39,047,054	39,617,769	570,715
1,394	10 Year U.K. Gilt	Dec. 2015	249,512,533	251,069,722	1,557,189
816	10 Year U.S. Treasury Notes	Dec. 2015	104,167,500	105,047,250	879,750
272	20 Year U.S. Treasury Bonds	Dec. 2015	41,915,500	42,797,500	882,000
3,741	Euro STOXX 50	Dec. 2015	134,085,628	129,210,452	(4,875,176)
457	FTSE 100 Index	Dec. 2015	42,360,903	41,607,360	(753,543)
1,153	Mini MSCI Emerging Markets Index	Dec. 2015	46,188,505	45,606,915	(581,590)
3,103	Russell 2000 Mini Index	Dec. 2015	356,062,993	340,057,770	(16,005,223)
3,559	S&P 500 E-Mini	Dec. 2015	343,995,145	339,653,165	(4,341,980)

					(19,186,389)

Short Positions:
1,874	90 Day Euro Dollar	Dec. 2016	461,882,087	464,072,675	(2,190,588)
3,577	5 Year U.S. Treasury Notes	Dec. 2015	428,311,582	431,084,391	(2,772,809)
1,324	10 Year Canadian Government Bonds	Dec. 2015	141,704,005	140,674,380	1,029,625
649	10 Year U.S. Treasury Notes	Dec. 2015	82,554,651	83,548,609	(993,958)
70	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	11,066,016	11,228,438	(162,422)
510	Nikkei 225 Index	Dec. 2015	74,770,808	73,929,063	841,745
1,023	S&P/TSX 60 Index	Dec. 2015	120,741,369	119,586,362	1,155,007

					(3,093,400)

					$(22,279,789)

(1)	Cash of $61,068,771 has been segregated with UBS AG to cover requirements for open future contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/17/15	BNP Paribas	AUD	13,811	$9,834,573	$9,652,692	$(181,881)
Danish Krone,
Expiring 12/17/15	JPMorgan Chase	DKK	30,179	4,590,994	4,528,572	(62,422)
Japanese Yen,
Expiring 12/17/15	Citigroup Global Markets	JPY	6,451,199	53,863,230	53,855,217	(8,013)

				$68,288,797	$68,036,481	(252,316)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/17/15	Standard Chartered PLC	GBP	38,316	$59,518,890	$57,944,363	$1,574,527
Canadian Dollar,
Expiring 12/17/15	Canadian Imperial Bank of Commerce	CAD	20,164	15,301,678	15,104,806	196,872
Expiring 12/17/15	State Street Bank	CAD	12,169	9,194,645	9,115,924	78,721
Euro,
Expiring 12/17/15	BNP Paribas	EUR	164,212	186,279,630	183,747,276	2,532,354
Japanese Yen,
Expiring 12/17/15	BNP Paribas	JPY	4,921,091	40,780,956	41,081,731	(300,775)
Norwegian Krone,
Expiring 12/17/15	JPMorgan Chase	NOK	179,940	22,095,272	21,110,027	985,245

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 12/17/15	Standard Chartered PLC	SGD	243,004	$172,944,274	$170,305,634	$2,638,640
South African Rand,
Expiring 12/17/15	BNP Paribas	ZAR	52,783	3,875,105	3,755,136	119,969
South Korean Won,
Expiring 12/17/15	JPMorgan Chase	KRW	162,259,000	138,896,593	136,550,615	2,345,978
Swiss Franc,
Expiring 12/17/15	JPMorgan Chase	CHF	1,848	1,914,855	1,901,876	12,979
Turkish Lira,
Expiring 12/17/15	Barclays Capital Group	TRY	8,835	2,869,774	2,848,767	21,007

				$653,671,672	$643,466,155	10,205,517

						$9,953,201

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/17/15	Buy	NOK	777,330	SEK	784,691	(2,738,312)	UBS AG
12/17/15	Buy	SEK	190,917	NOK	194,339	54,670	Hong Kong & Shanghai Bank
12/17/15	Buy	SEK	192,556	NOK	194,331	251,818	Hong Kong & Shanghai Bank
12/17/15	Buy	SEK	382,831	NOK	388,661	230,672	Hong Kong & Shanghai Bank

						$(2,201,152)

Total Return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(1)
OTC swap agreements:
BNP Paribas	10/19/15	47,788	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +35 bps	$(4,844,684)	$—	$(4,844,684)
BNP Paribas	11/24/15	99,002	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 3 Month LIBOR-BBA +40 bps	(9,660,116)	—	(9,660,116)
BNP Paribas	01/22/16	138,798	Receive fixed payments on the KBW Banks Total Return Index and pay variable payments on 6 Month LIBOR-BBA +45 bps	(2,566,814)	—	(2,566,814)

				$ (17,071,614)	$—	$ (17,071,614)

(1)	Cash collateral of $14,890,000 has been segregated with BNP Paribas to cover requirements for open contracts.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$110,519	$33,573,764	$—
Austria	157,559	2,359,897	—
Belgium	224,591	19,401,858	—
Brazil	2,170,814	—	—
Cambodia	—	317,510	—
Canada	18,219,049	—	—
Chile	369,231	439,831	—
China	4,128,031	13,376,528	28,556
Colombia	312,180	—	—
Czech Republic	—	585,000	—
Denmark	—	3,468,997	—
Finland	84,656	20,498,204	—
France	490,429	55,415,138	—
Germany	161,379	66,594,063	—
Greece	91,693	138,702	—
Guernsey	347,662	—	—
Hong Kong	5,676,075	25,981,310	—
Indonesia	—	2,142,009	—
Ireland	47,726	6,725,995	—
Israel	10,024,313	4,502,759	—
Italy	158,368	14,546,796	19,343
Japan	113,600	212,547,607	—
Kazakhstan	192,093	—	—
Liechtenstein	37,830	—	—
Luxembourg	—	2,464,394	—
Malaysia	—	249,907	—
Mexico	67,210	—	—
Netherlands	30,032	23,981,598	—
New Zealand	—	1,169,755	—
Norway	—	22,604,386	—
Philippines	235,416	328,525	—
Poland	—	1,471,423	—
Portugal	—	974,866	—
Russia	4,341,540	—	—
Singapore	661,670	14,432,247	—
South Africa	195,961	7,284,038	—
South Korea	60,234	2,499,293	—
Spain	117,882	11,649,637	—
Sweden	522,861	27,754,542	—
Switzerland	1,078,255	57,437,144	—
Taiwan	2,855,200	13,616,478	—
Thailand	—	4,151,086	—
Turkey	—	2,202,559	—
United Kingdom	4,019,111	150,521,607	—
United States	352,119,302	—	—
Exchange Traded Funds	446,265,386	—	—
Preferred Stocks
Brazil	1,063,811	—	—
Germany	103,919	769,926	—
Unaffiliated Mutual Funds	269,232,897	687,991	—
Warrants
Hong Kong	7,793	—	—
India	—	5,765,168	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$182,255,440	$—
Residential Mortgage-Backed Securities	—	52,471	—
Commercial Mortgage-Backed Securities	—	80,520,647	—
Corporate Bonds	—	470,507,730	—
Foreign Government Bonds	—	7,818,824	—
Municipal Bonds	—	10,974,460	—
Residential Mortgage-Backed Securities	—	13,702,497	—
U.S. Government Agency Obligations	—	83,610,378	—
U.S. Treasury Obligations	—	57,872,281	—
Affiliated Money Market Mutual Fund	1,632,351,702	—	—
Other Financial Instruments*
Futures	(22,279,789)	—	—
OTC Forward Foreign Currency Contracts	—	9,953,201	—
OTC Cross Currency Exchange Contracts	—	(2,201,152)	—
OTC Total Return Swaps	—	(17,071,614)	—

Total	$2,736,168,191	$1,732,627,701	$47,899

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (6.2% represents investments purchased with collateral from securities on loan)	37.6%
Exchange Traded Funds	10.3
Banks	7.0
Unaffiliated Mutual Funds	6.2
Non-Residential Mortgage-Backed Securities	4.2
Pharmaceuticals	2.3
Software	2.0
U.S. Government Agency Obligations	1.9
Commercial Mortgage-Backed Securities	1.9
IT Services	1.7
Semiconductors & Semiconductor Equipment	1.4
Insurance	1.4
U.S. Treasury Obligations	1.3
Machinery	1.2
Oil & Gas	1.1
Technology Hardware, Storage & Peripherals	1.1
Media	1.0
Oil, Gas & Consumable Fuels	1.0
Chemicals	0.9
Wireless Telecommunication Services	0.8
Diversified Financial Services	0.7
Diversified Telecommunication Services	0.7
Auto Components	0.7
Metals & Mining	0.7
Telecommunications	0.6
Food Products	0.6
Internet Software & Services	0.5
Pipelines	0.5
Automobiles	0.5
Electronic Equipment, Instruments & Components	0.5
Specialty Retail	0.5
Beverages	0.4
Capital Markets	0.4
Commercial Services & Supplies	0.4
Household Durables	0.4
Hotels, Restaurants & Leisure	0.4
Health Care Providers & Services	0.4
Food & Staples Retailing	0.3
Residential Mortgage-Backed Securities	0.3
Textiles, Apparel & Luxury Goods	0.3

Real Estate Investment Trusts (REITs)	0.3%
Health Care Equipment & Supplies	0.3
Aerospace & Defense	0.3
Professional Services	0.3
Retail	0.3
Agriculture	0.3
Auto Manufacturers	0.3
Industrial Conglomerates	0.3
Municipal Bonds	0.3
Construction Materials	0.3
Construction & Engineering	0.3
Real Estate Management & Development	0.2
Building Products	0.2
Electric Utilities	0.2
Household Products	0.2
Electrical Equipment	0.2
Mining	0.2
Foods	0.2
Tobacco	0.2
Foreign Government Bonds	0.2
Road & Rail	0.2
Personal Products	0.2
Life Sciences Tools & Services	0.2
Communications Equipment	0.1
Healthcare-Services	0.1
Energy Equipment & Services	0.1
Multiline Retail	0.1
Multi-National	0.1
Electric	0.1
Commercial Services	0.1
Transportation Infrastructure	0.1
Trading Companies & Distributors	0.1
Multi-Utilities	0.1
Airlines	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Marine	0.1
Consumer Finance	0.1
Paper & Forest Products	0.1
Auto Parts & Equipment	0.1
Miscellaneous Manufacturing	0.1
Internet & Catalog Retail	0.1

103.7
Liabilities in excess of other assets	(3.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Equity contracts	$(35,859,413)
Foreign exchange contracts	7,752,049
Interest rate contracts	2,280,971

Total	$(25,826,393)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.7%
COMMON STOCKS — 35.7%
Australia — 1.1%
Ausdrill Ltd.	168,449	$35,672
Australia & New Zealand Banking Group Ltd.	37,702	720,341
Beach Energy Ltd.	340,514	110,044
BHP Billiton Ltd.	135,894	2,146,358
BHP Billiton PLC	214,749	3,268,818
Breville Group Ltd.	31,352	130,623
BWP Trust, REIT	201,870	439,497
carsales.com Ltd.(a)	68,570	472,369
Collection House Ltd.	167,792	268,107
Commonwealth Bank of Australia	15,450	793,028
Computershare Ltd.	159,433	1,190,568
CSL Ltd.	20,003	1,258,857
Decmil Group Ltd.	143,889	93,631
Fleetwood Corp. Ltd.*(a)	46,387	50,651
Flight Centre Travel Group Ltd.(a)	47,163	1,201,274
Goodman Group, REIT	69,725	288,210
GPT Group (The), REIT	179,824	571,514
Independence Group NL	77,750	139,153
Iress Ltd.	10,016	67,600
JB Hi-Fi Ltd.(a)	17,538	236,185
M2 Group Ltd.	46,625	312,460
MACA Ltd.	162,849	100,936
Macquarie Group Ltd.	10,961	594,035
Metcash Ltd.(a)	375,265	278,568
Mirvac Group, REIT	1,099,370	1,334,824
Monadelphous Group Ltd.	72,008	312,659
Myer Holdings Ltd.(a)	40,817	25,338
NRW Holdings Ltd.(a)	163,280	10,888
Orica Ltd.(a)	56,334	597,900
OZ Minerals Ltd.	196,165	460,617
Programmed Maintenance Services Ltd.	52,500	98,115
RCR Tomlinson Ltd.	111,491	168,250
Resolute Mining Ltd.*	426,796	93,578
Sandfire Resources NL	70,788	270,576
South32 Ltd., (ASE)*	402,550	389,103
South32 Ltd., (XLON)*	346,403	332,187
Stockland, REIT	612,970	1,665,330
Telstra Corp. Ltd.	1,511,707	5,976,848
Thorn Group Ltd.	138,761	194,759
Western Areas Ltd.	63,496	96,771
Westfield Corp.	296,530	2,086,599
Westpac Banking Corp.	33,359	700,771
Woodside Petroleum Ltd.	126,353	2,586,006
Woolworths Ltd.(a)	79,226	1,388,725
WorleyParsons Ltd.	25,310	105,954

		33,664,297

Austria — 0.1%
Andritz AG	8,298	373,918
Oesterreichische Post AG	51,439	1,766,136
Raiffeisen Bank International AG*	9,718	127,717

		2,267,771

Belgium — 0.3%
Ageas	23,286	956,976
Anheuser-Busch InBev NV	43,990	4,678,605
Melexis NV	1,721	79,724

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
Proximus	65,428	$2,263,295

		7,978,600

Brazil — 0.2%
AMBEV SA	346,300	1,701,583
Cia Energetica de Minas Gerais, ADR	120,748	214,931
Eternit SA	46,500	20,291
Ez Tec Empreendimentos e Participacoes SA	25,583	74,855
Grupo BTG Pactual, UTS	145,700	966,556
Mahle-Metal Leve SA	13,000	75,780
Natura Cosmeticos SA	31,700	155,521
Odontoprev SA	54,000	133,348
TOTVS SA	40,400	298,886
Tractebel Energia SA	71,000	603,173
Transmissora Alianca de Energia Eletrica SA, UTS	47,500	228,724
Vale SA	92,100	384,941

		4,858,589

Canada — 0.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	25,600	1,177,274
Bank of Nova Scotia (The)	19,878	876,300
BCE, Inc.	74,499	3,049,183
Canadian Imperial Bank of Commerce	13,405	963,111
CCL Industries, Inc. (Class B Stock)	6,300	884,360
Centerra Gold, Inc.	84,200	475,735
Chartwell Retirement Residences	72,276	665,622
CI Financial Corp.	6,000	136,231
Corus Entertainment, Inc. (Class B Stock)	41,700	440,904
Dominion Diamond Corp.	14,400	153,873
Genworth MI Canada, Inc.(a)	111,900	2,410,734
IAMGOLD Corp.*	147,900	241,605
Magna International, Inc.	6,000	287,793
Nevsun Resources Ltd.	31,000	90,828
Potash Corp. of Saskatchewan, Inc.	134,365	2,761,807
RioCan Real Estate Investment Trust, REIT	56,468	1,077,737
Saputo, Inc.	13,100	287,621
Shaw Communications, Inc. (Class B Stock)	7,400	143,287
Smart Real Estate Investment Trust	18,550	425,072
Suncor Energy, Inc.	19,263	515,172
Teck Resources Ltd. (Class B Stock)	99,600	475,423
Transcontinental, Inc. (Class A Stock)	61,100	869,914
Yellow Pages Ltd.*	16,465	196,667

		18,606,253

Chile
Enersis SA, ADR	34,500	436,080
Sociedad Quimica y Minera de Chile SA, ADR	15,000	218,100

		654,180

China — 0.4%
Anhui Conch Cement Co. Ltd. (Class H Stock)	355,500	1,051,036
Bank of China Ltd. (Class H Stock)	1,683,000	725,765
China BlueChemical Ltd. (Class H Stock)	902,000	242,192
China Construction Bank Corp. (Class H Stock)	806,000	537,870
China Lilang Ltd.	145,000	124,158
China Lumena New Materials Corp.*	2,722,000	3,512

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Mobile Ltd.	223,000	$2,669,257
China Shineway Pharmaceutical Group Ltd.	51,000	59,168
CNOOC Ltd. (Class H Stock)	716,000	737,214
Dongfeng Motor Group Co. Ltd. (Class H Stock)	342,000	429,232
Guangdong Investment Ltd.	1,508,000	2,251,026
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,525,000	880,999
Jiangsu Expressway Co. Ltd. (Class H Stock)	332,000	425,274
Kunlun Energy Co. Ltd.	190,000	136,521
Lonking Holdings Ltd.	369,000	48,848
Pacific Online Ltd.	255,000	82,804
Peak Sport Products Co. Ltd.	786,000	200,459
SouFun Holdings Ltd., ADR(a)	45,400	299,640
Yangzijiang Shipbuilding Holdings Ltd.	858,000	686,060

		11,591,035

Colombia
Ecopetrol SA, ADR	43,100	370,660

Cyprus
Globaltrans Investment PLC, GDR*	17,960	72,020

Czech Republic — 0.1%
CEZ A/S	82,665	1,719,431

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	653	1,006,588
Coloplast A/S (Class B Stock)	15,855	1,124,103
Novo Nordisk A/S (Class B Stock)	17,346	936,070
Novozymes A/S (Class B Stock)	10,456	456,322
Pandora A/S	5,681	663,649

		4,186,732

Finland — 0.4%
Elisa OYJ	21,677	733,275
Fortum OYJ	108,591	1,606,713
Kone OYJ (Class B Stock)	44,607	1,697,651
Metso OYJ	16,762	348,698
Nokian Renkaat OYJ	26,222	848,852
Orion OYJ (Class B Stock)	84,214	3,186,704
Ramirent OYJ	32,046	245,795
Sampo OYJ (Class A Stock)	40,629	1,966,337
Tieto OYJ	4,285	108,235
Tikkurila OYJ	31,568	524,625

		11,266,885

France — 0.8%
Bureau Veritas SA	19,476	411,146
Christian Dior SE	11,247	2,107,188
Cie Generale des Etablissements Michelin	10,872	994,733
Credit Agricole SA	36,514	420,378
Dassault Systemes SA	8,181	604,621
Edenred	20,259	331,735
Electricite de France SA	24,976	441,016
Legrand SA	22,626	1,203,779
LVMH Moet Hennessy Louis Vuitton SE	7,438	1,266,275
Metropole Television SA	106,898	2,044,232
Neopost SA	10,337	269,445
Plastic Omnium SA	28,483	654,328
Publicis Groupe SA	31,615	2,160,668
Saft Groupe SA	3,825	124,974
Sanofi	23,786	2,264,442

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Schneider Electric SE	26,292	$1,472,335
Societe Generale SA	19,327	863,747
Suez Environnement Co.	20,566	369,560
Total Gabon	413	81,554
Total SA	50,417	2,267,914
UBISOFT Entertainment*	5,213	105,806
Unibail-Rodamco SE, REIT	6,451	1,672,004
Valeo SA	4,676	634,897
Vinci SA	10,726	682,056

		23,448,833

Germany — 0.6%
Adidas AG	6,753	544,479
Allianz SE	4,513	708,964
Aurubis AG	2,152	136,968
BASF SE	51,337	3,926,449
Bijou Brigitte AG	1,621	89,108
Commerzbank AG*	52,860	558,299
Continental AG	4,388	937,220
Deutsche Bank AG	45,953	1,240,149
Deutsche Euroshop AG	3,767	169,389
Deutsche Lufthansa AG*	71,214	991,360
E.ON SE	52,428	449,910
Hugo Boss AG	7,762	872,768
Muenchener Rueckversicherungs- Gesellschaft AG	4,473	835,402
Pfeiffer Vacuum Technology AG	829	95,778
ProSiebenSat.1 Media AG	48,407	2,376,100
RTL Group SA	8,690	749,143
RWE AG	26,482	300,936
SAP SE	25,945	1,680,822
Siemens AG	17,771	1,587,616
Software AG	18,297	534,654
Stada Arzneimittel AG	5,956	213,501

		18,999,015

Greece
JUMBO SA	14,116	124,320
Metka SA	7,393	61,049

		185,369

Hong Kong — 0.8%
AMVIG Holdings Ltd.	196,000	81,647
Asian Citrus Holdings Ltd.*	805,888	103,624
Belle International Holdings Ltd.	288,000	250,467
BOC Hong Kong Holdings Ltd.	624,000	1,840,350
Champion REIT, REIT	430,000	214,816
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	32,505
Cheung Kong Property Holdings Ltd.	245,000	1,794,949
CK Hutchison Holdings Ltd.	36,500	474,779
CSI Properties Ltd.	5,120,000	162,617
Dah Sing Financial Holdings Ltd.	173,600	950,837
Emperor Entertainment Hotel Ltd.	605,000	108,822
Emperor International Holdings Ltd.	1,314,000	253,551
Emperor Watch & Jewellery Ltd.	920,000	30,408
Fairwood Holdings Ltd.	34,500	97,662
Giordano International Ltd.	332,000	160,415
Great Eagle Holdings Ltd.	75,049	223,758
Hang Lung Properties Ltd.	30,000	67,481
Hang Seng Bank Ltd.	31,400	566,407
HKR International Ltd.	233,600	112,341

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hongkong Land Holdings Ltd.	173,000	$1,143,530
Hysan Development Co. Ltd.	422,000	1,757,155
Johnson Electric Holdings Ltd.	32,500	107,366
Kerry Properties Ltd.	117,000	321,236
Lai Sun Development Co. Ltd.	4,019,000	63,033
Lai Sun Garment International Ltd.	550,000	61,259
Li & Fung Ltd.	494,000	378,421
Lifestyle International Holdings Ltd.	206,500	295,871
Link REIT (The)	278,000	1,530,510
New World Development Co. Ltd.	241,000	234,706
Pacific Textile Holdings Ltd.	419,000	570,358
PCCW Ltd.	160,000	82,361
Real Nutriceutical Group Ltd.	733,000	125,705
Sa Sa International Holdings Ltd.	688,000	265,762
Sands China Ltd.	247,200	750,860
Sino Biopharmaceutical Ltd.	144,000	178,324
Sino Land Co. Ltd.	448,000	682,130
Sitoy Group Holdings Ltd.	358,000	177,716
Sun Hung Kai Properties Ltd.	202,000	2,634,749
Swire Pacific Ltd. (Class A Stock)	58,000	650,095
Swire Properties Ltd.	695,200	1,926,884
Television Broadcasts Ltd.	77,000	256,955
Wharf Holdings Ltd. (The)	319,000	1,799,927
Wheelock & Co. Ltd.	184,000	799,098

		24,321,447

India
Infosys Ltd., ADR(a)	45,600	870,504

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	767,700	454,552
Indocement Tunggal Prakarsa Tbk PT	443,700	499,609
Perusahaan Gas Negara Persero Tbk PT	1,024,700	177,314
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	248,317
Semen Indonesia Persero Tbk PT	1,102,500	681,854
Telekomunikasi Indonesia Persero Tbk PT	12,643,000	2,283,340
United Tractors Tbk PT	444,000	531,517
Vale Indonesia Tbk PT	1,177,500	176,324

		5,052,827

Ireland — 0.1%
Anglo Irish Bank Corp. PLC, (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC, (XLON)*	20,646	—
Experian PLC	92,574	1,486,110
Paddy Power PLC	7,768	898,831
Shire PLC	22,926	1,567,261

		3,952,202

Israel — 0.3%
Bank Hapoalim BM	101,012	508,305
Bank Leumi Le-Israel BM*	113,285	422,855
Bezeq Israeli Telecommunication Corp. Ltd.	224,189	429,053
Check Point Software Technologies Ltd.*(a)	13,100	1,039,223
Delek Automotive Systems Ltd.	29,444	275,830
Israel Chemicals Ltd.	100,585	517,602
Israel Discount Bank Ltd. (Class A Stock)*	173,137	316,558
Ituran Location and Control Ltd.	15,664	322,411
Taro Pharmaceutical Industries Ltd.*	13,500	1,929,015
Teva Pharmaceutical Industries Ltd., ADR	38,000	2,145,480

		7,906,332

	Shares	Value
COMMON STOCKS (Continued)
Italy — 0.3%
ASTM SpA	43,078	$572,368
DiaSorin SpA	34,034	1,489,628
Enel SpA	121,344	541,439
Eni SpA	125,213	1,969,654
Mediobanca SpA	68,337	672,353
Recordati SpA	91,400	2,109,117
Societa Cattolica di Assicurazioni SCRL	18,366	129,401
Terna Rete Elettrica Nazionale SpA	155,919	757,806
UnipolSai SpA	157,682	342,883

		8,584,649

Japan — 2.8%
77 Bank Ltd. (The)	30,000	170,411
ABC-Mart, Inc.	16,500	922,431
Achilles Corp.	37,000	45,578
Ain Pharmaciez, Inc.	2,100	107,187
Aisan Industry Co. Ltd.	8,800	80,749
Alpine Electronics, Inc.	11,300	123,840
Amano Corp.	44,200	510,217
Amuse, Inc.	5,500	239,129
Aozora Bank Ltd.	160,000	554,930
Asahi Holdings, Inc.	11,500	172,759
Asahi Kasei Corp.	111,000	782,710
BML, Inc.	3,100	86,298
Bridgestone Corp.	60,300	2,086,752
Canon, Inc.	103,700	2,999,783
Central Japan Railway Co.	20,400	3,289,045
Chori Co. Ltd.	15,800	229,260
Comture Corp.	3,800	61,286
Corona Corp.	15,600	141,650
Daihatsu Motor Co. Ltd.	26,000	300,753
Daiichikosho Co. Ltd.	46,800	1,658,793
Daishi Bank Ltd. (The)	10,000	47,038
Daiwa Industries Ltd.	49,000	334,829
Dr. Ci:Labo Co. Ltd.	50,200	946,206
Dynam Japan Holdings Co. Ltd.	219,200	272,273
Eighteenth Bank Ltd. (The)	53,000	163,754
Elecom Co. Ltd.	27,000	310,007
Enplas Corp.	4,500	155,625
FamilyMart Co. Ltd.	10,500	478,725
FANUC Corp.	25,000	3,845,968
Fuji Heavy Industries Ltd.	83,400	3,001,106
Fujimori Kogyo Co. Ltd.	10,000	245,825
Fujitsu General Ltd.	54,000	589,013
Fukushima Industries Corp.	6,800	137,831
Gendai Agency, Inc.	14,600	76,530
Geo Holdings Corp.	9,500	151,802
GLP J-Reit, REIT	692	662,123
GMO Payment Gateway, Inc.	4,000	154,750
Graphite Design, Inc.	4,100	20,164
Gree, Inc.	32,700	146,464
Gunma Bank Ltd. (The)	10,000	64,004
Hachijuni Bank Ltd. (The)	57,000	404,598
Hard Off Corp. Co. Ltd.	17,900	234,368
Hazama Ando Corp.	43,300	276,975
HI-LEX Corp.	7,000	205,304
Hoya Corp.	31,800	1,041,510
Hyakugo Bank Ltd. (The)	14,000	67,502
Hyakujushi Bank Ltd. (The)	16,000	57,728
Imasen Electric Industrial	17,300	148,449
Infocom Corp.	12,200	107,697

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Inpex Corp.	150,400	$1,344,687
Isuzu Motors Ltd.	63,300	635,660
Jafco Co. Ltd.	1,300	51,369
Japan Airlines Co. Ltd.	24,500	866,931
Japan Digital Laboratory Co. Ltd.	27,800	383,132
Japan Petroleum Exploration Co. Ltd.	16,600	438,539
Japan Real Estate Investment Corp., REIT	217	999,563
Japan Tobacco, Inc.	28,700	890,280
JSR Corp.	23,400	337,309
Juroku Bank Ltd. (The)	14,000	61,315
Kagoshima Bank Ltd. (The)	96,000	770,918
Kakaku.com, Inc.	45,200	734,067
Kanematsu Electronics Ltd.	5,900	85,933
Kato Sangyo Co. Ltd.	15,800	342,772
KDDI Corp.	264,500	5,920,331
Kenedix Realty Investment Corp., REIT	183	869,838
Kimoto Co. Ltd.	12,200	26,017
Kinden Corp.	22,000	279,031
Konishi Co. Ltd.	10,200	176,349
Kosaido Co. Ltd.	24,800	80,607
Kyowa Exeo Corp.	12,000	116,045
Lawson, Inc.	71,400	5,268,080
Lintec Corp.	16,300	343,002
LIXIL Group Corp.	22,000	447,748
Meiko Network Japan Co. Ltd.	6,700	73,196
Miroku Jyoho Service Co. Ltd.	1,400	9,918
Mitsubishi Corp.	34,200	560,591
Mitsubishi Electric Corp.	55,000	503,830
Mitsubishi Estate Co. Ltd.	122,000	2,492,158
Mitsubishi Motors Corp.	68,000	520,085
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	71,555
Mitsubishi UFJ Financial Group, Inc.	180,800	1,092,437
Mitsui Fudosan Co. Ltd.	85,000	2,329,968
Mitsui Matsushima Co. Ltd.	151,000	147,326
Mixi, Inc.	11,600	396,987
MTI Ltd.	18,200	125,068
Namura Shipbuilding Co. Ltd.	34,200	249,904
Neturen Co. Ltd.	29,400	211,136
Nexon Co. Ltd.	64,200	858,327
NHK Spring Co. Ltd.	63,600	616,696
NIFTY Corp.	4,700	46,818
Nihon Parkerizing Co. Ltd.	20,000	163,531
Nikon Corp.	40,500	489,782
Nippon Pillar Packing Co. Ltd.	26,000	219,472
Nippon Prologis REIT, Inc., REIT	381	691,320
Nippon Telegraph & Telephone Corp.	19,500	686,861
Nishimatsuya Chain Co. Ltd.	17,600	162,978
Nissin Kogyo Co. Ltd.	48,400	725,077
Nittoc Construction Co. Ltd.	15,800	72,030
Nomura Holdings, Inc.	73,000	423,719
Nomura Real Estate Master Fund, Inc., REIT	271	345,091
NTT DoCoMo, Inc.	234,400	3,953,636
Oita Bank Ltd. (The)	64,000	266,131
Oracle Corp.	26,500	1,119,069
ORIX Corp.	46,600	601,109
Pal Co. Ltd.	5,100	147,699
Piolax, Inc.	3,600	165,216
Resona Holdings, Inc.	113,800	579,839
Riken Corp.	45,000	148,919
San-A Co. Ltd. (Class A Stock)	4,800	210,890

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
San-In Godo Bank Ltd. (The)	57,000	$557,956
Sanyo Housing Nagoya Co. Ltd.	15,800	140,476
Sekisui Jushi Corp.	36,000	469,855
Shiga Bank Ltd. (The)	15,000	76,161
Shin-Etsu Polymer Co. Ltd.	51,300	232,738
Showa Corp.	19,400	154,679
Sinko Industries Ltd.	23,000	241,023
SNT Corp.	18,300	84,379
Sony Financial Holdings, Inc.	130,700	2,145,170
Sumitomo Densetsu Co. Ltd.	22,000	266,834
Sumitomo Mitsui Financial Group, Inc.	22,900	868,375
T. RAD Co. Ltd.	58,000	91,163
Tachi-S Co. Ltd.	13,200	171,978
Taka-Q Ltd.	39,000	62,795
TBK Co. Ltd.	12,000	44,794
Teikoku Sen-I Co. Ltd. (Class I Stock)	27,100	315,642
Toagosei Co. Ltd.	71,000	515,904
Tokai Corp.	17,200	475,509
Tokai Rika Co. Ltd.	19,600	404,680
Tokyo Tatemono Co. Ltd.	63,800	760,699
Toppan Forms Co. Ltd.	11,800	140,186
Towa Bank Ltd. (The)	135,000	118,774
Toyo Seikan Group Holdings Ltd.	9,100	144,849
Trend Micro, Inc.	40,300	1,423,566
TS Tech Co. Ltd.	52,200	1,423,735
Wakita & Co. Ltd.	36,000	325,671
Warabeya Nichiyo Co. Ltd.	3,300	57,432
Yahoo! Japan Corp.	582,400	2,217,191
Yamazen Corp.	9,200	76,064
Yuasa Trading Co. Ltd.	4,000	82,299

		85,950,198

Luxembourg — 0.1%
ArcelorMittal	100,316	520,228
SES SA	11,584	365,585
Tenaris SA	79,317	953,582

		1,839,395

Malaysia
Affin Holdings Bhd	92,500	49,233
AMMB Holdings Bhd	295,500	307,106
Astro Malaysia Holdings Bhd	465,700	298,570
IOI Properties Group Bhd	281,900	127,225
YTL Power International Bhd	1	—

		782,134

Malta
Unibet Group PLC, SDR	6,069	508,104

Mexico
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	180,200	407,518

Netherlands — 0.2%
Boskalis Westminster NV	38,983	1,706,394
Brunel International NV	7,246	123,183
Koninklijke Ahold NV	35,658	695,621
NN Group NV	18,162	521,384
Royal Dutch Shell PLC (Class A Stock), (XEQT)	67,322	1,596,874
Royal Dutch Shell PLC (Class A Stock), (XLON)	67,753	1,599,443
Royal Dutch Shell PLC (Class B Stock)	21,976	519,627

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
STMicroelectronics NV	46,711	$319,122

		7,081,648

New Zealand
SKY Network Television Ltd.	71,010	211,620
Trade Me Group Ltd.	34,636	81,808

		293,428

Norway — 0.5%
Aker Solutions ASA	50,965	176,382
Kongsberg Gruppen ASA	3,733	53,921
Norsk Hydro ASA	119,048	396,973
Salmar ASA	13,568	214,486
Statoil ASA	349,700	5,098,308
Telenor ASA	250,032	4,672,241
TGS Nopec Geophysical Co. ASA(a)	59,952	1,108,342
Yara International ASA	80,117	3,196,079

		14,916,732

Panama
Copa Holdings SA (Class A Stock)(a)	10,100	423,493

Peru
Cia de Minas Buenaventura SAA, ADR(a)	15,700	93,572

Philippines
Nickel Asia Corp.	1,318,400	180,967
Philippine Long Distance Telephone Co., ADR	9,500	438,520

		619,487

Poland — 0.1%
Bank Pekao SA	3,961	160,995
Enea SA	89,881	319,677
KGHM Polska Miedz SA	25,315	546,842
PGE Polska Grupa Energetyczna SA	105,015	373,128
Polskie Gornictwo Naftowe i Gazownictwo SA	450,186	773,889

		2,174,531

Portugal
EDP - Energias de Portugal SA	94,090	344,703

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,600	135,356

Russia — 0.1%
CTC Media, Inc.	29,700	51,975
Gazprom OAO, ADR	132,244	536,911
Lukoil OAO, ADR	17,037	580,280
MegaFon OAO, GDR	15,750	191,363
MMC Norilsk Nickel PJSC, ADR	100,426	1,443,122
Mobile TeleSystems OJSC, ADR	86,900	627,418
Sistema JSFC, GDR	9,758	66,965
Surgutneftegas OAO, ADR	141,273	716,254
Tatneft OAO, ADR	14,605	408,210

		4,622,498

Singapore — 0.3%
Cache Logistics Trust, REIT	188,500	128,566
CapitaLand Mall Trust, REIT	393,600	526,310
China Merchants Holdings Pacific Ltd.	93,450	58,536
Hong Fok Corp. Ltd.	357,000	169,333
Hong Leong Finance Ltd.	34,000	53,332

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
M1 Ltd.	139,300	$276,343
Mapletree Industrial Trust, REIT	534,100	557,351
Mapletree Logistics Trust, REIT	290,500	200,190
SATS Ltd.	236,100	636,000
Singapore Telecommunications Ltd.	1,890,000	4,783,808
United Overseas Bank Ltd.	193,100	2,521,328
UOL Group Ltd.	72,000	304,840

		10,215,937

South Africa — 0.4%
African Rainbow Minerals Ltd.	12,917	48,478
Bidvest Group Ltd. (The)	42,547	1,004,131
Coronation Fund Managers Ltd.	38,974	183,933
FirstRand Ltd.	121,714	432,511
Kumba Iron Ore Ltd.	36,131	205,474
Liberty Holdings Ltd.	60,539	553,116
Life Healthcare Group Holdings Ltd.	336,958	866,813
MMI Holdings Ltd.	453,631	780,542
MTN Group Ltd.	258,965	3,330,109
Peregrine Holdings Ltd.	109,029	227,636
Reunert Ltd.	33,811	148,813
RMB Holdings Ltd.	37,351	178,071
Sanlam Ltd.	192,529	832,586
Sasol Ltd.	88,496	2,479,015
Sibanye Gold Ltd.	188,881	214,711
Sun International Ltd.	4,211	26,518
Truworths International Ltd.	139,449	856,914
Vodacom Group Ltd.	140,804	1,400,599

		13,769,970

South Korea — 0.2%
Global & Yuasa Battery Co. Ltd.	2,980	102,347
Grand Korea Leisure Co. Ltd.	3,520	99,103
GS Home Shopping, Inc.	773	124,001
Hankook Tire Co. Ltd.	6,919	231,628
Hyundai Home Shopping Network Corp.	1,999	219,879
Hyundai Hy Communications & Networks Co. Ltd.	10,720	31,863
Hyundai Wia Corp.	2,632	287,624
KB Financial Group, Inc.	19,087	567,356
Kia Motors Corp.	18,021	816,914
KT&G Corp.	5,199	489,065
Sammok S-Form Co. Ltd.	4,898	88,164
Samsung Electronics Co. Ltd.	2,374	2,277,743
Shinhan Financial Group Co. Ltd.	12,072	422,183
Silicon Works Co. Ltd.	8,037	223,847
SK Telecom Co. Ltd.	4,000	887,343

		6,869,060

Spain — 0.1%
Abertis Infraestructuras SA	44,988	711,818
Acs Actividades de Construccion y Servicios SA	17,154	493,558
Amadeus IT Holding SA (Class A Stock)	14,403	617,102
Banco Santander SA	84,448	449,047
Gas Natural SDG SA	33,998	663,377
Mapfre SA	187,491	490,261
Prosegur Cia de Seguridad SA	44,034	212,037
Repsol SA	64,372	750,785

		4,387,985

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.8%
Alfa Laval AB	194,821	$3,189,388
Assa Abloy AB	23,281	417,563
Atlas Copco AB (Class A Stock)	55,757	1,340,901
Axfood AB	150,432	2,484,974
Boliden AB	20,644	323,247
Clas Ohlson AB (Class B Stock)	9,784	149,625
Hexpol AB	42,660	477,100
Hufvudstaden AB (Class A Stock)	81,431	1,067,012
Industrivarden AB (Class C Stock)	80,807	1,419,368
Intrum Justitia AB	66,628	2,304,797
Investment AB Kinnevik (Class B Stock)	67,052	1,916,700
Investment AB Oresund	2,655	54,483
Investor AB (Class B Stock)	102,610	3,525,781
JM AB	5,004	134,594
Nolato AB (Class B Stock)	3,659	91,988
Nordea Bank AB	58,947	657,643
SKF AB (Class B Stock)	48,873	898,211
Swedbank AB (Class A Stock)	36,487	807,105
Swedish Match AB	57,584	1,740,681
TeliaSonera AB	301,376	1,626,762

		24,627,923

Switzerland — 0.9%
ABB Ltd.*	30,650	542,307
Actelion Ltd.*	3,090	392,727
Baloise Holding AG	4,537	519,959
BB Biotech AG*	3,347	893,528
Coltene Holding AG	1,276	74,235
Credit Suisse Group AG*	18,021	433,168
EMS-Chemie Holding AG	2,025	833,086
Geberit AG	1,696	518,833
Givaudan SA*	543	883,550
Nestle SA	83,109	6,250,270
Novartis AG	23,926	2,199,084
Oriflame Holding AG*(a)	29,033	360,053
Pargesa Holding SA	1,158	67,959
Partners Group Holding AG	1,361	461,296
Roche Holding AG	25,528	6,776,958
SGS SA	1,735	3,031,730
Sika AG	562	1,733,528
Syngenta AG	5,261	1,685,681
UBS Group AG	39,147	723,755
Zurich Insurance Group AG*	2,866	703,621

		29,085,328

Taiwan — 0.4%
Boardtek Electronics Corp.	142,000	143,048
Chaun-Choung Technology Corp.	43,000	82,993
Chicony Electronics Co. Ltd.	111,904	258,696
China Life Insurance Co. Ltd.	342,000	260,520
China Steel Chemical Corp.	63,000	194,393
Chin-Poon Industrial Co. Ltd.	68,000	92,978
Chunghwa Telecom Co. Ltd.	101,000	303,509
Cleanaway Co. Ltd.	16,000	71,570
Cyberlink Corp.	62,000	128,560
Draytek Corp.	69,000	53,513
Elite Advanced Laser Corp.	19,000	76,268
Elite Material Co. Ltd.	62,000	136,750
Everlight Electronics Co. Ltd.	105,000	158,767
FLEXium Interconnect, Inc.	1,493	4,091
Flytech Technology Co. Ltd.	31,488	90,077

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Formosan Rubber Group, Inc.	399,000	$217,741
Foxconn Technology Co. Ltd.	136,670	392,829
Greatek Electronics, Inc.	441,000	378,144
Holtek Semiconductor, Inc.	168,000	217,728
Hon Hai Precision Industry Co. Ltd.	186,000	485,916
Kinsus Interconnect Technology Corp.	115,000	221,308
Lumax International Corp. Ltd.	63,300	83,398
Novatek Microelectronics Corp.	234,000	734,664
Phison Electronics Corp.	73,000	461,216
Polytronics Technology Corp.	55,000	106,813
President Chain Store Corp.	27,000	168,390
Realtek Semiconductor Corp.	219,000	372,844
Sigurd Microelectronics Corp.	155,000	99,039
Simplo Technology Co. Ltd.	181,000	583,807
Sinmag Equipment Corp.	8,650	31,554
Sitronix Technology Corp.	46,000	133,805
Sonix Technology Co. Ltd.	215,000	247,563
St Shine Optical Co. Ltd.	15,000	184,040
Taiwan Mobile Co. Ltd.	195,000	597,012
Taiwan Secom Co. Ltd.	42,630	119,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	202,600	4,203,950
Taiwan Surface Mounting Technology Co. Ltd.	98,994	90,829
Test Research, Inc.	127,177	203,080
Transcend Information, Inc.	128,000	323,630
United Integrated Services Co. Ltd.	153,000	165,502
Win Semiconductors Corp.	168,842	187,429
Yageo Corp.	106,000	162,489

		13,230,434

Thailand — 0.1%
BEC World PCL, NVDR	269,800	238,079
Delta Electronics Thailand PCL, NVDR	257,600	625,396
Kasikornbank PCL, NVDR	44,500	210,199
Krung Thai Bank PCL, NVDR	812,300	383,454
PTT Exploration & Production PCL, NVDR	662,100	1,282,509
PTT PCL, NVDR	93,200	618,920
Thai Beverage PCL	490,000	236,254
TTW PCL, NVDR	1,321,900	397,266

		3,992,077

Turkey — 0.1%
Akcansa Cimento A/S	16,574	77,208
Enka Insaat ve Sanayi A/S	148,954	246,148
Eregli Demir ve Celik Fabrikalari TAS	328,288	405,245
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	40,677
Koza Altin Isletmeleri A/S	30,261	219,785
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	78,278
Soda Sanayii A/S	71,353	113,201
TAV Havalimanlari Holding A/S	30,240	237,618
Turk Telekomunikasyon A/S	347,959	686,772
Turkcell Iletisim Hizmet A/S	40,699	142,016

		2,246,948

United Kingdom — 3.7%
Abcam PLC	16,980	149,319
Aberdeen Asset Management PLC	254,034	1,141,112
Admiral Group PLC	27,890	634,322
Anglo American PLC, (XJSE)	43,846	366,817

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Anglo American PLC, (XLON)	102,545	$856,567
Antofagasta PLC	39,888	302,138
Ashmore Group PLC(a)	354,318	1,322,797
AstraZeneca PLC	104,687	6,639,080
AVEVA Group PLC	13,401	413,400
Barclays PLC	398,762	1,475,730
Beazley PLC	120,549	651,723
Berendsen PLC	47,324	719,677
Berkeley Group Holdings PLC	11,472	580,716
Big Yellow Group PLC, REIT	46,045	504,775
BP PLC	408,370	2,071,806
British American Tobacco PLC	38,987	2,151,129
Brown (N) Group PLC	39,825	184,591
Bunzl PLC	35,601	955,321
Burberry Group PLC	54,897	1,137,938
Cairn Energy PLC*	194,702	413,546
Capita PLC	35,156	638,501
Compass Group PLC	55,568	887,579
Croda International PLC	13,401	549,891
Dart Group PLC	131,498	962,787
Delphi Automotive PLC(a)	11,600	882,064
Derwent London PLC, REIT	21,971	1,211,054
Diageo PLC	183,857	4,939,655
Diploma PLC	28,351	285,204
Direct Line Insurance Group PLC	295,496	1,676,685
Dunelm Group PLC	33,143	451,232
Essentra PLC	19,402	231,176
GlaxoSmithKline PLC	383,880	7,368,131
Go-Ahead Group PLC	2,822	104,846
Great Portland Estates PLC, REIT	126,668	1,639,666
Halfords Group PLC	19,325	135,152
HICL Infrastructure Co. Ltd.	123,242	283,956
Highland Gold Mining Ltd.	204,029	160,495
HSBC Holdings PLC, (QMTF)	404,634	3,052,435
HSBC Holdings PLC, (XHKG)	283,200	2,126,540
IG Group Holdings PLC	32,495	378,710
IMI PLC	46,433	667,201
Imperial Tobacco Group PLC	35,429	1,831,631
Indivior PLC	277,254	952,283
Intertek Group PLC	29,905	1,103,568
ITE Group PLC	61,041	130,199
J Sainsbury PLC	127,445	504,025
James Halstead PLC	7,460	46,607
John Wood Group PLC	111,376	1,038,288
Keller Group PLC	7,205	94,238
Kingfisher PLC	112,438	610,788
Land Securities Group PLC, REIT	102,606	1,956,069
Legal & General Group PLC	722,334	2,604,563
Marks & Spencer Group PLC	125,000	948,844
Meggitt PLC	239,473	1,727,585
Millennium & Copthorne Hotels PLC	13,345	97,445
Moneysupermarket.com Group PLC	46,266	236,881
Next PLC	14,488	1,669,622
PayPoint PLC	58,885	910,377
Pentair PLC	10,035	512,186
Persimmon PLC*	19,659	598,346
Playtech PLC	78,932	991,136
Prudential PLC	69,013	1,455,930
Reckitt Benckiser Group PLC	19,570	1,774,716
Reed Elsevier NV	154,466	2,523,521
RELX PLC	136,034	2,333,171

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rio Tinto Ltd.	65,258	$2,245,172
Rio Tinto PLC	82,226	2,758,934
Rotork PLC	432,657	1,080,834
Royal Bank of Scotland Group PLC*	375,158	1,789,910
Royal Mail PLC	175,551	1,219,784
SABMiller PLC	20,129	1,139,858
Sage Group PLC (The)	248,151	1,877,400
Senior PLC	133,504	508,364
Sky PLC	45,836	725,171
Smiths Group PLC	135,198	2,059,977
Soco International PLC	145,197	347,283
Spectris PLC	62,759	1,605,732
Spirax-Sarco Engineering PLC	22,680	962,579
St James’s Place PLC	63,438	816,454
Standard Chartered PLC	40,433	392,399
Subsea 7 SA*	37,120	279,417
Ultra Electronics Holdings PLC	33,994	881,669
Unilever NV, CVA	109,201	4,377,345
Unilever PLC	103,748	4,225,621
UNITE Group PLC (The)	93,073	920,217
Victrex PLC	7,957	213,548
Weir Group PLC (The)	50,562	897,040
WH Smith PLC	47,306	1,121,367
William Hill PLC	390,201	2,075,330
WM Morrison Supermarkets PLC	125,709	316,340
WPP PLC	146,959	3,059,533

		115,854,761

United States — 18.5%
3M Co.	16,100	2,282,497
Accenture PLC (Class A Stock)(a)	24,053	2,363,448
ACE Ltd.	42,273	4,371,028
ADT Corp. (The)(a)	95,800	2,864,420
AES Corp. (The)	52,295	511,968
Aetna, Inc.(a)	18,116	1,982,072
Aflac, Inc.	81,238	4,722,365
AGCO Corp.(a)	10,812	504,164
Air Products & Chemicals, Inc.	5,400	688,932
Alliance Resource Partners LP, MLP(a)	9,400	209,244
Allied World Assurance Co. Holdings AG	24,400	931,348
Allstate Corp. (The)	20,579	1,198,521
Ally Financial, Inc.*	38,600	786,668
Altria Group, Inc.	38,300	2,083,520
Amdocs Ltd.	17,400	989,712
American Assets Trust, Inc., REIT	15,490	632,921
American Equity Investment Life Holding Co.(a)	21,100	491,841
American Express Co.	13,600	1,008,168
American Financial Group, Inc.	28,284	1,949,050
American International Group, Inc.	23,000	1,306,860
Ameriprise Financial, Inc.	5,280	576,206
AMETEK, Inc.	28,200	1,475,424
Amgen, Inc.	49,922	6,905,211
Amphenol Corp. (Class A Stock)	10,790	549,858
Analog Devices, Inc.	19,200	1,083,072
Anthem, Inc.	5,112	715,680
Apache Corp.	10,139	397,043
Apple, Inc.	67,699	7,467,200
Applied Industrial Technologies, Inc.	10,400	396,760
Arch Capital Group Ltd.*	2,500	183,675
Archer-Daniels-Midland Co.	69,212	2,868,837

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Arrow Electronics, Inc.*	9,551	$527,979
Assured Guaranty Ltd.	51,800	1,295,000
AT&T, Inc.	23,700	772,146
Automatic Data Processing, Inc.(a)	17,600	1,414,336
AvalonBay Communities, Inc., REIT	14,114	2,467,409
Axis Capital Holdings Ltd.	23,556	1,265,428
Bank of America Corp.	296,004	4,611,742
Baxter International, Inc.	22,261	731,274
BB&T Corp.	86,000	3,061,600
Bed Bath & Beyond, Inc.*	34,718	1,979,620
Best Buy Co., Inc.	19,700	731,264
Biogen, Inc.*	10,400	3,034,824
Bio-Techne Corp.	6,300	582,498
Boeing Co. (The)	16,400	2,147,580
Boston Properties, Inc., REIT	18,435	2,182,704
Brinker International, Inc.(a)	7,600	400,292
Brixmor Property Group, Inc., REIT	32,258	757,418
Brocade Communications Systems, Inc.	50,700	526,266
Buckle, Inc. (The)	24,800	916,856
Bunge Ltd.	10,156	744,435
C&F Financial Corp.	547	20,020
C.H. Robinson Worldwide, Inc.	33,300	2,257,074
C.R. Bard, Inc.	16,600	3,092,746
CA, Inc.	127,570	3,482,661
Cabot Microelectronics Corp.*	4,300	166,582
Capital One Financial Corp.	8,848	641,657
Cardinal Health, Inc.	10,506	807,071
Caterpillar, Inc.(a)	9,157	598,502
Cato Corp. (The) (Class A Stock)	21,300	724,839
Centene Corp.*	30,900	1,675,707
CenterPoint Energy, Inc.	46,705	842,558
Century Aluminum Co.*(a)	15,600	71,760
CenturyLink, Inc.	22,462	564,245
CF Industries Holdings, Inc.	18,100	812,690
Chemed Corp.	3,800	507,186
Chevron Corp.	30,096	2,373,972
Church & Dwight Co., Inc.	20,900	1,753,510
Cintas Corp.	8,381	718,671
Cisco Systems, Inc.	218,900	5,746,125
CIT Group, Inc.	15,824	633,435
Citigroup, Inc.	87,620	4,346,828
Citrix Systems, Inc.*	8,452	585,555
Clorox Co. (The)	19,500	2,252,835
CNA Financial Corp.	11,700	408,681
Coach, Inc.	60,184	1,741,123
Coca-Cola Co. (The)	145,100	5,821,412
Coca-Cola Enterprises, Inc.	13,665	660,703
Cognizant Technology Solutions Corp. (Class A Stock)*	15,681	981,787
Colgate-Palmolive Co.	12,200	774,212
Comcast Corp. (Class A Stock)	13,124	746,493
Comerica, Inc.	15,100	620,610
Community Bank System, Inc.(a)	14,100	524,097
Compass Minerals International, Inc.	21,900	1,716,303
Computer Programs & Systems, Inc.(a)	5,261	221,646
Computer Sciences Corp.	11,046	678,003
ConocoPhillips(a)	11,964	573,793
Contango Oil & Gas Co.*	9,015	68,514
Convergys Corp.	6,500	150,215
Cooper Tire & Rubber Co.	12,400	489,924
Core Laboratories NV	4,000	399,200

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Corning, Inc.	159,287	$2,726,993
Cracker Barrel Old Country Store, Inc.(a)	12,700	1,870,456
Crane Co.	11,100	517,371
CubeSmart, REIT	43,528	1,184,397
Cummins, Inc.(a)	37,711	4,094,660
DCT Industrial Trust, Inc.	32,565	1,096,138
DDR Corp.(a)	98,945	1,521,774
Deere & Co.	10,101	747,474
Delta Air Lines, Inc.	9,814	440,354
Deluxe Corp.	29,300	1,633,182
Dick’s Sporting Goods, Inc.	12,163	603,406
Discover Financial Services	65,084	3,383,717
Discovery Communications, Inc. (Class A Stock)*(a)	19,493	507,403
Discovery Communications, Inc. (Class C Stock)*(a)	20,079	487,719
Dolby Laboratories, Inc. (Class A Stock)	4,200	136,920
Douglas Dynamics, Inc.	8,469	168,194
Douglas Emmett, Inc., REIT	18,446	529,769
Dover Corp.	58,944	3,370,418
Dow Chemical Co. (The)	36,881	1,563,754
Dr. Pepper Snapple Group, Inc.	66,425	5,250,896
Dun & Bradstreet Corp. (The)	8,186	859,530
Eaton Vance Corp.	10,579	353,550
eBay, Inc.*	24,684	603,277
Edgewell Personal Care Co.	14,300	1,166,880
EMC Corp.	188,413	4,552,058
Emerson Electric Co.	126,760	5,598,989
Empire State Realty Trust, Inc., REIT	57,231	974,644
Enanta Pharmaceuticals, Inc.*(a)	9,000	325,260
Energizer Holdings, Inc.	34,700	1,343,237
Ensco PLC (Class A Stock)	19,900	280,192
Entergy Corp.	12,328	802,553
Equifax, Inc.	4,400	427,592
Equity LifeStyle Properties, Inc., REIT	17,887	1,047,642
Equity One, Inc., REIT	35,375	861,027
Equity Residential, REIT	46,366	3,483,014
Essex Property Trust, Inc., REIT	11,775	2,630,771
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,100	1,621,668
Everest Re Group Ltd.	18,444	3,197,083
Expeditors International of Washington, Inc.	8,800	414,040
Express Scripts Holding Co.*	8,794	711,962
Exxon Mobil Corp.(a)	61,900	4,602,265
FactSet Research Systems, Inc.	6,200	990,822
FBL Financial Group, Inc. (Class A Stock)	6,204	381,670
Federal Realty Investment Trust, REIT	19,112	2,607,832
Fifth Third Bancorp	186,787	3,532,142
Fiserv, Inc.*	9,248	800,969
Flextronics International Ltd.*	51,818	546,162
FLIR Systems, Inc.	11,399	319,058
Flowers Foods, Inc.	21,400	529,436
Flowserve Corp.	35,010	1,440,311
Ford Motor Co.	51,171	694,390
Franklin Resources, Inc.	37,108	1,382,644
Frontier Communications Corp.	85,793	407,517
GameStop Corp. (Class A Stock)(a)	34,300	1,413,503
Gannett Co., Inc.	16,100	237,153
Gap, Inc. (The)	67,193	1,915,001
Garmin Ltd.(a)	49,900	1,790,412
General Dynamics Corp.	30,900	4,262,655

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
General Growth Properties, Inc., REIT	91,818	$2,384,513
General Mills, Inc.(a)	101,890	5,719,086
General Motors Co.	18,573	557,561
Gentex Corp.	26,802	415,431
Genuine Parts Co.(a)	16,600	1,375,974
Gilead Sciences, Inc.	71,700	7,040,223
Goldman Sachs Group, Inc. (The)	31,382	5,452,936
Google, Inc. (Class A Stock)*	2,800	1,787,436
Google, Inc. (Class C Stock)*	2,800	1,703,576
Graco, Inc.(a)	6,500	435,695
Guess?, Inc.	12,400	264,864
Harris Corp.	19,900	1,455,685
Hasbro, Inc.	6,500	468,910
HCA Holdings, Inc.*	6,372	492,938
HCI Group, Inc.	4,000	155,080
Hess Corp.(a)	9,174	459,250
Hewlett-Packard Co.	72,521	1,857,263
Hibbett Sports, Inc.*(a)	8,900	311,589
Hillenbrand, Inc.	50,393	1,310,722
Home Depot, Inc. (The)(a)	7,845	906,019
Honeywell International, Inc.	40,100	3,797,069
Horace Mann Educators Corp.	41,600	1,381,952
Hormel Foods Corp.	17,700	1,120,587
Hospitality Properties Trust, REIT	9,900	253,242
Hubbell, Inc. (Class B Stock)	21,300	1,809,435
Huntington Ingalls Industries, Inc.	27,500	2,946,625
Illinois Tool Works, Inc.	26,700	2,197,677
Ingredion, Inc.	3,500	305,585
Innophos Holdings, Inc.	5,500	218,020
Intel Corp.	244,816	7,378,754
International Bancshares Corp.	37,800	946,134
International Business Machines Corp.	52,637	7,630,786
International Paper Co.	45,257	1,710,262
Jack Henry & Associates, Inc.	13,000	904,930
Jacobs Engineering Group, Inc.*(a)	13,459	503,770
Johnson & Johnson	87,440	8,162,524
Joy Global, Inc.(a)	19,100	285,163
JPMorgan Chase & Co.	115,900	7,066,423
KeyCorp	151,731	1,974,020
Keysight Technologies, Inc.*	48,000	1,480,320
Kimberly-Clark Corp.	18,516	2,018,985
KLA-Tencor Corp.	11,681	584,050
Kohl’s Corp.	19,700	912,307
L Brands, Inc.	8,546	770,251
Lancaster Colony Corp.	3,000	292,440
Las Vegas Sands Corp.	9,720	369,068
LaSalle Hotel Properties, REIT	56,065	1,591,685
Lear Corp.	10,728	1,166,992
Leggett & Platt, Inc.	14,212	586,245
Lexmark International, Inc. (Class A Stock)	22,900	663,642
Lincoln Electric Holdings, Inc.	15,000	786,450
Lincoln National Corp.	41,212	1,955,922
Linear Technology Corp.	64,800	2,614,680
Lockheed Martin Corp.	18,768	3,890,794
Lowe’s Cos., Inc.	11,825	814,979
LTC Properties, Inc., REIT	215	9,174
LyondellBasell Industries NV (Class A Stock)	49,333	4,112,399
Macerich Co. (The), REIT	28,216	2,167,553
Macy’s, Inc.	10,399	533,677
Marathon Oil Corp.	70,218	1,081,357

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Marathon Petroleum Corp.	71,600	$3,317,228
Mattel, Inc.(a)	72,558	1,528,071
Maxim Integrated Products, Inc.	47,200	1,576,480
MBIA, Inc.*	34,100	207,328
McDonald’s Corp.	25,800	2,542,074
McKesson Corp.	4,400	814,132
Mead Johnson Nutrition Co.	17,200	1,210,880
Medallion Financial Corp.	5,700	43,206
Medtronic PLC	23,800	1,593,172
Merck & Co., Inc.	145,186	7,170,737
Meredith Corp.	5,300	225,674
Meridian Bioscience, Inc.	36,700	627,570
Microchip Technology, Inc.(a)	50,900	2,193,281
Microsoft Corp.	169,942	7,521,633
Molina Healthcare, Inc.*(a)	27,900	1,920,915
Monsanto Co.	27,300	2,329,782
Morgan Stanley	110,000	3,465,000
Mosaic Co. (The)	49,748	1,547,660
MSC Industrial Direct Co., Inc. (Class A Stock)	12,000	732,360
Murphy Oil Corp.	16,304	394,557
National Oilwell Varco, Inc.(a)	24,000	903,600
National Western Life Insurance Co. (Class A Stock)	3,000	668,100
Navient Corp.	37,185	417,959
NetApp, Inc.	88,067	2,606,783
NeuStar, Inc. (Class A Stock)*(a)	60,305	1,640,899
Noble Corp. PLC(a)	22,100	241,111
Norfolk Southern Corp.	20,534	1,568,798
Northrop Grumman Corp.	18,300	3,036,885
Nu Skin Enterprises, Inc. (Class A Stock)	15,700	648,096
Occidental Petroleum Corp.	60,317	3,989,970
Oceaneering International, Inc.	32,419	1,273,418
Oil States International, Inc.*	32,200	841,386
Omnicom Group, Inc.	26,264	1,730,798
Oracle Corp.	140,685	5,081,542
Outerwall, Inc.(a)	5,200	296,036
Packaging Corp. of America	11,600	697,856
Parker Hannifin Corp.(a)	29,221	2,843,203
PartnerRe Ltd.	5,822	808,559
Paychex, Inc.	36,800	1,752,784
Pebblebrook Hotel Trust, REIT	59,971	2,125,972
PepsiCo, Inc.(a)	73,860	6,964,998
PetMed Express, Inc.(a)	19,400	312,340
Pfizer, Inc.	242,538	7,618,119
Philip Morris International, Inc.	26,400	2,094,312
PNC Financial Services Group, Inc. (The)	68,491	6,109,397
Polaris Industries, Inc.(a)	3,700	443,519
Praxair, Inc.	7,000	713,020
Priceline Group, Inc. (The)*(a)	436	539,271
Principal Financial Group, Inc.	24,600	1,164,564
Procter & Gamble Co. (The)	89,300	6,424,242
Prologis, Inc., REIT	54,174	2,107,369
Public Storage, REIT	12,367	2,617,228
QLogic Corp.*	33,200	340,300
QUALCOMM, Inc.	122,900	6,603,417
Quality Systems, Inc.	104,500	1,304,160
Quest Diagnostics, Inc.	34,800	2,139,156
Ralph Lauren Corp.	9,805	1,158,559
Raytheon Co.	32,700	3,572,802
Regions Financial Corp.	65,200	587,452

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
RenaissanceRe Holdings Ltd.	15,400	$1,637,328
Reynolds American, Inc.	27,000	1,195,290
Rockwell Automation, Inc.(a)	18,500	1,877,195
Rollins, Inc.	7,800	209,586
Roper Technologies, Inc.	6,100	955,870
Ross Stores, Inc.	10,100	489,547
RPX Corp.*	4,000	54,880
RR Donnelley & Sons Co.(a)	25,800	375,648
Sabra Health Care REIT, Inc., REIT	48,831	1,131,903
Sanderson Farms, Inc.(a)	3,400	233,138
Schlumberger Ltd.	35,300	2,434,641
Schweitzer-Mauduit International, Inc.	12,800	440,064
Scripps Networks Interactive, Inc. (Class A Stock)(a)	57,555	2,831,130
Seagate Technology PLC(a)	20,659	925,523
SEI Investments Co.	16,448	793,287
Simon Property Group, Inc., REIT	27,060	4,971,463
Snap-on, Inc.	1,700	256,598
SolarWinds, Inc.*	14,346	562,937
Sonoco Products Co.	18,600	701,964
St. Jude Medical, Inc.	44,141	2,784,856
State Street Corp.	8,968	602,739
Strayer Education, Inc.*	4,700	258,359
Stryker Corp.	31,600	2,973,560
Sunstone Hotel Investors, Inc., REIT	70,913	938,179
Symantec Corp.	87,428	1,702,223
Syntel, Inc.*	20,100	910,731
T. Rowe Price Group, Inc.	21,200	1,473,400
TD Ameritrade Holding Corp.	12,700	404,368
Teradata Corp.*(a)	39,200	1,135,232
Terra Nitrogen Co. LP, MLP	8,700	938,643
Texas Instruments, Inc.(a)	81,837	4,052,568
Thor Industries, Inc.	30,700	1,590,260
Timken Co. (The)	18,900	519,561
TJX Cos., Inc. (The)	10,400	742,768
Torchmark Corp.	33,524	1,890,754
Toro Co. (The)	5,100	359,754
Total System Services, Inc.	16,800	763,224
Transocean Ltd.(a)	31,700	409,564
Transocean Partners LLC, MLP	7,100	67,947
TripAdvisor, Inc.*	5,700	359,214
Tupperware Brands Corp.(a)	35,400	1,751,946
U.S. Bancorp	20,782	852,270
Union Pacific Corp.	37,500	3,315,375
United Technologies Corp.	47,700	4,244,823
UnitedHealth Group, Inc.	53,500	6,206,535
Universal Insurance Holdings, Inc.	15,700	463,778
Unum Group	21,437	687,699
Urban Outfitters, Inc.*(a)	14,432	424,012
Valero Energy Corp.	76,126	4,575,173
Validus Holdings Ltd.	23,800	1,072,666
Varian Medical Systems, Inc.*(a)	12,500	922,250
Vera Bradley, Inc.*	16,500	208,065
VeriSign, Inc.*(a)	8,853	624,668
Verizon Communications, Inc.	92,821	4,038,642
Viacom, Inc. (Class B Stock)	40,816	1,761,210
Vornado Realty Trust, REIT	17,690	1,599,530
Voya Financial, Inc.	16,915	655,795
W.W. Grainger, Inc.(a)	3,000	645,030
Waddell & Reed Financial, Inc. (Class A Stock)	45,900	1,595,943

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Wal-Mart Stores, Inc.	84,300	$5,466,012
Waste Management, Inc.	19,742	983,349
Waters Corp.*	4,600	543,766
Wells Fargo & Co.	28,000	1,437,800
Welltower, Inc., REIT	38,499	2,607,152
Western Digital Corp.	35,913	2,852,929
Western Union Co. (The)(a)	154,491	2,836,455
Westlake Chemical Corp.	47,600	2,469,964
WestRock Co.	11,639	598,710
Wiley, (John) & Sons, Inc. (Class A Stock)	24,200	1,210,726
World Acceptance Corp.*(a)	6,000	161,040
Wyndham Worldwide Corp.	10,298	740,426
Wynn Resorts Ltd.(a)	4,437	235,693
Xerox Corp.	67,990	661,543
Xilinx, Inc.	63,073	2,674,295

		575,426,800

TOTAL COMMON STOCKS (cost $1,229,287,949)		1,110,457,651

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	47,600	67,717
Cia Energetica de Sao Paulo (PRFC B)	27,400	104,983
Itausa - Investimentos Itau SA (PRFC)	216,040	389,085
Vale SA (PRFC)	111,900	375,399
Vale SA (PRFC), ADR(a)	113,200	379,220

		1,316,404

Germany
Fuchs Petrolub SE (PRFC)	9,764	432,160
STO SE & Co. AG KGaA (PRFC)	920	132,176

		564,336

United States
Morgan Stanley, Series I, 6.375%	43,800	1,114,272

TOTAL PREFERRED STOCKS (cost $5,485,919)		2,995,012

	Units
RIGHTS*
Singapore
China Merchants Holdings Pacific Ltd.,expiring 10/20/15 (cost $0)	46,725	—

	Shares
UNAFFILIATED MUTUAL FUNDS — 6.5%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,078,145	55,168,685
T. Rowe Price Value Fund (Retail Shares)	4,688,891	148,309,622

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $183,846,039)		203,478,307

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Units	Value
WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	18,833	$ 18,347

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.6%
Non-Residential Mortgage-Backed Securities — 2.6%
CLI Funding V LLC,
Series 2013-2A, Class A, 144A
3.220%	06/18/28		1,956	1,947,631
Series 2014-2A, Class A, 144A
3.380%	10/18/29		3,152	3,180,659
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29		2,182	2,220,051
ECAF I Ltd.,
Series 2015-1A, Class A1, 144A
3.473%	06/15/40		8,330	8,411,634
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28		1,498	1,509,738
Series 2014-1A, Class A1, 144A
3.190%	07/17/29		3,268	3,277,253
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45		8,525	8,680,760
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26		11,350	11,464,385
SoFi Professional Loan Program,
Series 2015-B, Class A1, 144A
1.249%(c)	04/25/35		927	914,062
SpringCastle America Funding LLC,
Series 2014-AA, Class B, 144A
4.610%	10/25/27		4,195	4,280,255
TAL Advantage V LLC,
Series 2014-1A, Class B, 144A
4.100%	02/22/39		5,749	5,781,207
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41		7,920	9,051,728
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19		8,860	8,915,588
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45		9,727	9,774,779

TOTAL ASSET-BACKED SECURITIES (cost $79,237,551)				79,409,730

COMMERCIAL MORTGAGE- BACKED SECURITIES — 0.3%
DECO Series (Ireland),
Series 2012-MHLX, Class A, RegS
2.850%(c)	07/28/21	GBP	5,889	8,866,515

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
1.024%(c)	10/16/44		4,930	$226,546
Series 2012-78, Class IO, IO
0.796%(c)	06/16/52		3,858	204,039
Series 2014-155, Class IB, IO
1.344%(c)	08/16/55		2,648	232,471
Series 2014-45, Class BI, IO
0.843%(c)	07/16/54		2,790	183,164

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (cost $10,571,618)				9,712,735

CORPORATE BONDS — 28.8%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	(a)	2,245	2,270,710

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		2,215	1,901,615

Brazil
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		640	548,800

Canada — 0.6%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	(a)	3,530	3,123,736
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,875	2,793,600
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	(a)	514	321,250
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42		2,510	2,842,487
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,655	1,638,450
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	874,737
Magna International, Inc.,
Sr. Unsec’d. Notes
4.150%	10/01/25		1,979	1,979,170
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/24		2,725	2,701,660
6.850%	06/01/39		1,445	1,792,050
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,374,075

				19,441,215

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		2,115	$2,107,204
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		1,450	1,392,905
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		650	589,875

				4,089,984

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		370	375,742

France — 0.7%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		2,075	2,106,245
BPCE SA,
Gtd. Notes
2.500%	12/10/18		5,150	5,241,469
Gtd. Notes, MTN
2.250%	01/27/20		3,790	3,796,523
Sub. Notes, 144A
4.500%	03/15/25		2,590	2,492,463
5.700%	10/22/23		1,785	1,882,199
Numericable-SFR SAS,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,895	1,826,306
Societe Generale SA,
Gtd. Notes
2.750%	10/12/17		2,785	2,840,046
Sub. Notes, 144A
5.000%	01/17/24	(a)	1,560	1,576,879

				21,762,130

Germany — 0.5%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		800	810,754
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20		3,600	3,602,725
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		3,035	3,209,139
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		225	216,000
4.750%	05/15/21		300	295,500
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22		500	537,500
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
4.400%	05/27/45		4,290	4,390,806

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	$938,825
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.000%	04/29/20		925	879,328

				14,880,577

Ireland — 0.2%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		530	535,300
6.750%	12/15/20		1,500	1,537,500
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23		935	946,687
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45		2,880	2,710,676
5.750%	10/01/21		1,170	1,336,617

				7,066,780

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,710	1,671,525
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		775	765,313

				2,436,838

Jamaica
Digicel Ltd.,
Gtd. Notes, 144A
6.750%	03/01/23		680	612,000

Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		680	685,100
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22		1,000	910,000
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25	(a)	1,015	822,150
7.750%	10/15/39		988	805,220
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19		695	709,351
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18	(a)	200	188,500
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22	(a)	935	729,300
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	(a)	1,115	724,750

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25		500	$451,250

				6,025,621

Mexico — 0.2%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,181,287
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,488	1,406,527
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		3,050	3,020,141

				7,607,955

Netherlands — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
4.500%	05/15/21		1,375	1,373,281
Constellium NV,
Sr. Unsec’d. Notes, 144A
8.000%	01/15/23	(a)	600	531,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		2,130	2,139,195
Sr. Unsec’d. Notes
2.250%	01/14/19		1,290	1,302,236
Koninklijke KPN NV,
Jr. Sub. Notes, 144A
7.000%(c)	03/28/73		1,180	1,210,243
Schaeffler Finance BV,
Sr. Unsec’d. Notes, RegS
4.250%	05/15/21		1,355	1,300,800
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		215	201,831
5.625%	11/01/24	(a)	570	568,575

				8,627,161

New Zealand — 0.1%
Beverage Packaging Holdings Luxembourg II SA/ Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		1,450	1,428,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	1,000	1,010,000

				2,438,250

Norway — 0.1%
Statoil ASA,
Gtd. Notes
3.700%	03/01/24	(a)	4,100	4,213,562

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,700	1,714,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		285	$309,889

Spain — 0.1%
BBVA US Sr. SAU,
Gtd. Notes
4.664%	10/09/15		1,455	1,455,799

Switzerland — 0.4%
Credit Suisse,
Sr. Unsec’d. Notes
1.700%	04/27/18		4,330	4,312,957
Glencore Funding LLC,
Gtd. Notes, 144A
1.349%(c)	04/16/18		3,775	3,261,253
UBS AG,
Sr. Unsec’d. Notes, MTN
0.981%(c)	03/26/18		6,020	6,019,254

				13,593,464

United Kingdom — 1.7%
Abbey National Treasury Services PLC,
Gtd. Notes, MTN
1.179%(c)	08/24/18		3,500	3,504,984
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		785	820,325
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,150	1,339,668
Sub. Notes
5.140%	10/14/20		1,045	1,144,606
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25	(a)	4,410	4,210,430
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	600	559,500
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		5,745	6,034,238
4.875%	01/14/22	(a)	3,885	4,288,282
Sub. Notes
5.250%	03/14/44		1,865	1,892,291
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,115	1,084,337
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
3.500%	03/15/20		400	373,500
5.625%	02/01/23	(a)	500	491,250
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18	(a)	970	981,149
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		825	1,024,843

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		2,500	$2,485,455
3.500%	03/22/22		1,885	1,876,401
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
1.875%	03/31/17		5,495	5,481,482
Sub. Notes
5.125%	05/28/24	(a)	900	907,149
6.000%	12/19/23		395	420,543
6.100%	06/10/23		1,050	1,128,270
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20		4,695	5,336,872
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		720	755,100
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	(a)	4,880	4,843,888
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,980	2,161,770
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,000	940,000

				54,086,333

United States — 23.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,567,577
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		3,715	3,729,169
2.500%	05/14/20		5,415	5,385,088
3.200%	11/06/22		2,115	2,113,173
3.600%	05/14/25		1,805	1,780,212
Actavis Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,720	2,502,566
4.750%	03/15/45		3,405	3,091,583
4.850%	06/15/44		1,430	1,303,341
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		1,125	1,184,063
AES Corp.,
Sr. Unsec’d. Notes
3.324%(c)	06/01/19		1,475	1,401,250
4.875%	05/15/23		815	715,163
5.500%	03/15/24	(a)	245	217,193
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		1,790	1,557,300
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		465	473,661
5.500%	02/15/22		1,220	1,232,200

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23		1,055	$1,070,825
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23		1,080	1,075,923
4.500%	07/30/29		425	424,518
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		945	921,375
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	764	653,220
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,396	2,719,460
Sr. Unsec’d. Notes
4.125%	02/13/22		2,275	2,192,531
5.125%	09/30/24		335	330,813
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21		1,520	1,656,207
10.200%	02/06/39		888	1,435,363
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23		322	308,315
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		1,133	1,119,436
American Express Centurion Bank,
Sr. Unsec’d. Notes, MTN
6.000%	09/13/17		1,500	1,626,078
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		580	557,206
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.602%(c)	06/05/17		5,510	5,479,392
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		2,125	1,934,160
6.400%	12/15/20		3,330	3,946,996
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		1,675	1,749,321
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
2.800%	06/01/20	(a)	2,000	1,995,872
3.400%	02/15/19		3,485	3,587,372
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20		1,210	1,225,125
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/45		1,770	1,653,368
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,065,297
4.500%	03/15/20		1,945	2,110,586

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	7,840	$7,602,652
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		1,465	1,443,504
Aon PLC,
Gtd. Notes
4.600%	06/14/44		3,990	3,882,458
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		4,550	4,409,787
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	600	606,750
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/45		2,350	2,017,075
4.500%	05/15/35		2,150	1,966,854
4.750%	05/15/46	(a)	2,055	1,882,990
Autonation, Inc.,
Gtd. Notes
4.500%	10/01/25		2,750	2,802,844
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23		3,795	3,677,347
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49	(a)	1,260	1,175,737
6.500%(c)	10/29/49		420	428,400
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,295	1,285,098
5.000%	01/21/44		1,265	1,332,147
5.625%	07/01/20		5,585	6,299,182
Sub. Notes, MTN
3.950%	04/21/25		3,860	3,755,143
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		4,050	4,040,414
Sub. Notes
6.100%	06/15/17		1,400	1,495,899
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44		2,220	2,221,843
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		900	986,773
6.500%	09/15/37		2,970	3,730,861
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		375	360,000
BorgWarner, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/45		867	777,951
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,560	1,579,035

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		1,190	$1,207,850
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		550	196,625
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,093,930
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		1,675	1,616,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20		665	631,750
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	(a)	528	322,080
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		375	388,594
Sr. Unsec’d. Notes
5.750%	01/15/25		1,435	1,341,725
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17		2,310	2,294,324
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	(a)	3,065	2,926,116
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
2.950%	07/23/21		2,620	2,593,321
CBS Corp.,
Gtd. Notes
4.600%	01/15/45		840	739,407
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		905	834,863
5.250%	09/30/22		2,280	2,137,500
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35		660	667,753
6.484%	10/23/45	(a)	6,035	6,088,410
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		225	226,640
6.000%	08/15/22	(a)	430	449,457
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		315	315,787
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/01/25		1,120	890,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		500	440,313

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		670	$211,050
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	(a)	755	492,637
5.375%	06/15/21	(a)	605	402,325
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20		2,290	2,307,081
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,105	1,128,437
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	640	651,200
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	1,590	1,588,013
5.000%	08/01/23		500	496,875
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		670	624,775
5.950%(c)	12/29/49		965	951,731
Sr. Unsec’d. Notes
0.985%(c)	04/27/18		3,390	3,377,945
2.150%	07/30/18	(a)	2,935	2,949,561
8.125%	07/15/39		2,565	3,688,716
Sub. Notes
4.300%	11/20/26		6,025	5,966,509
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	475	137,750
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,965	1,984,693
4.750%	03/01/44		920	959,935
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25		1,075	1,031,333
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	190,613
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		775	738,187
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24	(a)	5,840	5,705,201
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		6,787	5,938,625
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		1,190	1,030,183
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		560	481,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		940	$1,112,002
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		2,285	2,318,215
3.500%	07/20/22		3,397	3,508,503
5.750%	06/01/17		508	545,211
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		545	554,537
Gtd. Notes, 144A
6.375%	11/15/22		400	407,000
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	(a)	740	728,900
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,360,070
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		1,850	1,865,590
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	8,650	8,306,266
Digital Realty Trust LP,
Gtd. Notes, REIT
3.950%	07/01/22		2,885	2,881,803
5.250%	03/15/21		1,305	1,420,776
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		4,350	4,407,503
3.800%	03/15/22		2,140	2,153,944
5.150%	03/15/42		365	342,984
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	(a)	3,730	3,707,956
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		635	616,744
5.000%	03/15/23	(a)	1,485	1,243,687
5.875%	11/15/24		175	148,641
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.750%	03/01/23		620	643,250
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		1,800	1,977,050
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		1,925	2,122,509
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38	(a)	1,720	2,256,905
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		230	230,575
7.375%	11/01/22		185	186,619
7.625%	11/01/24	(a)	1,085	1,095,850

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		522	$521,525
4.650%	10/15/44	(a)	6,635	6,063,813
4.800%	09/01/42		440	425,014
Eco Services Operations LLC/Eco Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/22		303	269,670
Eldorado Resorts, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/01/23	(a)	1,340	1,316,550
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		445	411,625
8.125%	09/15/23		275	264,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		800	790,000
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,170,650
7.500%	10/15/20		400	398,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		5,170	5,229,533
4.650%	06/01/21		60	59,914
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	6,835	5,755,740
5.200%	03/15/25	(a)	402	305,952
Enterprise Products Operating LLC,
Gtd. Notes
4.950%	10/15/54		835	716,437
6.125%	10/15/39		1,858	1,955,053
6.450%	09/01/40		835	901,565
6.650%	04/15/18		2,000	2,220,720
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		825	822,937
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	4,706	4,569,851
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	(a)	335	247,270
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,000	2,036,396
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		2,600	2,833,732
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		1,140	775,200
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		2,360	2,548,071

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	$777,400
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23		360	327,600
Sr. Unsec’d. Notes
6.750%	01/15/22		682	634,260
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		540	561,600
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		623	682,964
11.750%	08/15/21		1,413	1,568,430
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		1,436	1,500,620
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		550	544,500
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19		2,780	2,789,677
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,150	2,156,097
4.375%	08/06/23	(a)	6,980	7,248,981
5.000%	05/15/18		1,865	1,983,590
6.625%	08/15/17		3,355	3,621,917
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		1,015	754,906
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	09/15/22		830	809,250
11.000%	09/15/25		1,041	1,007,167
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25		625	628,125
General Electric Capital Corp.,
Gtd. Notes, MTN
3.100%	01/09/23		11,125	11,374,957
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		565	569,560
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		1,270	1,277,785
3.150%	01/15/20		1,805	1,789,583
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	(a)	900	769,590
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24		1,770	1,811,181
4.500%	04/01/21		3,740	4,067,635
4.500%	02/01/45		3,165	3,041,707
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	1,410	1,417,050

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	(a)	1,000	$976,875
Sr. Unsec’d. Notes
3.625%	01/22/23		1,495	1,514,487
5.250%	07/27/21		5,480	6,111,521
5.750%	01/24/22		2,310	2,651,162
Sr. Unsec’d. Notes, MTN
1.925%(c)	11/29/23		3,500	3,520,671
5.375%	03/15/20		3,965	4,422,890
Sub. Notes
5.150%	05/22/45	(a)	4,915	4,824,353
6.750%	10/01/37		1,630	1,944,456
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		1,090	1,117,250
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		1,075	1,042,750
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20		155	52,700
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40		815	1,048,532
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)	2,300	2,277,000
5.875%	05/01/23	(a)	1,400	1,452,500
Sr. Sec’d. Notes
5.000%	03/15/24		600	601,500
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		325	367,250
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		785	775,187
Gtd. Notes, 144A
5.750%	09/15/25		170	164,900
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
4.400%	10/15/22		5,360	5,349,387
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.050%	09/15/22		2,100	2,115,643
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		195	196,950
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.250%	04/01/46		1,925	1,938,845
4.400%	04/01/21		3,620	3,991,850
5.950%	04/01/41		895	1,127,445
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		2,360	2,761,261
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		580	660,075

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		1,135	$1,166,213
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		1,250	1,075,000
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	540	475,200
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22		1,255	1,151,463
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		2,385	2,263,117
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	(a)	7,285	8,553,216
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17		2,005	2,192,969
International Paper Co.,
Sr. Unsec’d. Notes
3.800%	01/15/26		1,470	1,448,301
5.150%	05/15/46		4,606	4,499,592
7.300%	11/15/39		895	1,095,354
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,610	1,565,725
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	(a)	297	267,300
6.375%	10/15/36		700	484,750
8.125%	10/01/19		200	200,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		1,035	822,183
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	(a)	570	560,025
Sr. Unsec’d. Notes
4.400%	07/22/20		6,100	6,586,213
Sub. Notes
3.875%	09/10/24		10,635	10,533,372
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,085	2,253,072
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23		1,785	1,727,021
KB Home,
Gtd. Notes
4.750%	05/15/19		615	591,169
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	(a)	3,585	2,977,826
Gtd. Notes, 144A
5.625%	11/15/23		750	735,357

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kindred Healthcare, Inc.,
Gtd. Notes
6.375%	04/15/22		620	$615,350
Kraft Foods Group, Inc.,
Gtd. Notes
5.000%	06/04/42		1,830	1,876,985
6.500%	02/09/40		1,865	2,235,801
Kraft Heinz Foods Co,
Gtd. Notes, 144A
3.500%	07/15/22		4,950	5,056,514
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
5.200%	07/15/45	(a)	1,545	1,636,231
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,205	1,246,817
5.150%	08/01/43		582	614,624
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		955	1,062,437
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45		2,440	2,229,506
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		750	738,750
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		1,480	1,579,900
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22		630	611,604
Level 3 Financing, Inc.,
Gtd. Notes, 144A
5.375%	05/01/25		1,000	949,370
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		1,105	1,185,113
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		1,015	1,112,541
6.500%	05/01/42		1,005	1,194,388
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	(a)	790	797,900
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21		1,750	363,125
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		245	240,100
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,705	1,696,927
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		2,050	1,928,218
5.125%	01/15/42		1,195	1,116,996

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.625%	10/15/23		1,000	$910,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		3,625	3,167,768
5.125%	03/01/21		1,650	1,797,960
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		3,780	4,169,287
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	05/26/20		812	812,779
3.500%	07/15/20		1,201	1,260,682
McGraw Hill Financial, Inc.,
Gtd. Notes, 144A
2.500%	08/15/18		1,420	1,430,789
4.000%	06/15/25		300	298,593
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		305	355,350
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20	(a)	402	396,975
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		3,529	3,638,741
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		190	115,900
7.625%	05/01/21		810	546,750
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,100	1,133,143
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	02/10/25	(a)	1,810	1,761,745
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	(a)	1,707	1,625,917
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49		700	693,000
6.400%	12/15/66		4,005	4,365,450
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	700	679,875
6.875%	04/01/16		495	501,806
7.750%	03/15/22	(a)	375	399,375
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21		395	77,025
10.750%	10/01/20		237	47,400
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		1,219	1,243,380
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		530	368,350

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,275	$1,957,824
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		1,080	1,106,173
Sr. Unsec’d. Notes, MTN
4.000%	07/23/25	(a)	1,680	1,716,948
5.450%	01/09/17		5,755	6,044,707
5.500%	01/26/20		2,660	2,973,891
5.500%	07/28/21		1,580	1,785,588
Sub. Notes, MTN
4.350%	09/08/26		2,990	3,005,387
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,734,460
4.875%	11/15/41		270	256,341
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22		1,255	1,305,200
MSCI, Inc.,
Gtd. Notes, 144A
5.750%	08/15/25		800	806,000
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22		578	591,005
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,027,125
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23	(a)	390	309,317
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		1,060	985,137
6.000%	01/25/17		2,065	2,075,325
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		3,050	3,341,498
5.150%	04/30/20		5,890	6,648,332
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		285	298,537
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	450,800
6.375%	12/15/23		345	338,100
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,750	1,680,000
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.586%	06/01/17		3,155	3,156,051
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,330	1,288,437
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,101,583
6.125%	03/01/22		1,790	2,084,972

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.800%	01/15/19		1,000	$1,144,462
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/24		525	522,375
Sr. Unsec’d. Notes
4.150%	12/15/21		3,000	3,018,858
6.000%	03/01/41		1,260	1,194,460
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		109	105,730
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		815	719,237
8.250%	09/01/20		615	631,605
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	670	530,841
6.875%	01/15/23		465	360,375
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		8,305	8,021,932
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.950%	04/01/24		3,405	3,442,029
Gtd. Notes, 144A
5.250%	01/15/26		252	256,166
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,190,474
5.900%	04/15/16		500	512,226
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		910	898,824
8.625%	03/01/19		915	1,066,271
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	1,000,783
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		704	182,160
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	1,900,609
Phillips 66,
Gtd. Notes
4.300%	04/01/22		3,250	3,405,402
4.875%	11/15/44		2,720	2,602,880
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21		1,330	1,386,525
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.900%	02/15/45		1,940	1,732,600
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18		3,530	3,545,108
Post Holdings, Inc.,
Gtd. Notes, 144A
7.750%	03/15/24		450	461,250

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.000%	07/15/25	(a)	225	$231,750
Praxair, Inc.,
Sr. Unsec’d. Notes
3.200%	01/30/26		3,190	3,198,083
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		1,465	1,603,917
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22		1,000	1,000,000
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		620	613,800
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		1,665	1,671,665
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		2,895	3,248,115
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		1,955	2,045,624
7.250%	06/15/37		535	661,904
7.750%	06/01/18		3,190	3,642,147
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	400	397,000
Rohm & Haas Co.,
Gtd. Notes
6.000%	09/15/17		1,126	1,215,277
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		196	181,790
5.750%	05/15/24		640	569,600
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,293,463
5.500%	02/01/21		369	384,683
SandRidge Energy, Inc.,
Gtd. Notes
8.125%	10/15/22		710	152,650
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	1,330	1,296,750
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19		1,900	1,182,750
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		2,340	2,363,154
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	400,995
Gtd. Notes, 144A
5.625%	08/01/24		440	399,850
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	(a)	615	587,325
6.000%	07/15/24	(a)	705	708,525

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		1,395	$1,654,054
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		3,000	2,257,500
7.000%	08/15/20	(a)	1,025	864,198
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		1,135	918,641
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	640,500
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		357	348,075
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	1,240	1,240,000
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22		2,060	2,007,114
4.250%	12/06/42		1,335	1,274,404
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.000%	01/15/18		665	633,413
TEGNA, Inc.,
Gtd. Notes
5.125%	10/15/19		915	928,725
5.125%	07/15/20		230	234,600
Gtd. Notes, 144A
5.500%	09/15/24		340	330,650
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	216,275
Sr. Unsec’d. Notes
5.000%	03/01/19		1,405	1,359,338
6.750%	06/15/23	(a)	735	729,488
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes, 144A
5.500%	10/15/19		140	137,200
6.250%	10/15/22		205	199,875
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41		1,842	1,649,717
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	(a)	2,880	2,820,096
4.000%	01/15/22		5,160	5,376,400
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		670	643,200
6.633%	04/28/21		450	451,125
6.731%	04/28/22		665	663,338
Triangle USA Petroleum Corp.,
Gtd. Notes, 144A
6.750%	07/15/22		1,000	420,000

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tyco International Finance SA,
Gtd. Notes
3.900%	02/14/26		1,360	$1,377,103
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	(a)	970	1,017,603
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24		804	839,796
4.163%	07/15/22		1,820	1,957,275
4.850%	06/15/44		1,505	1,647,781
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		1,450	1,445,469
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		1,495	1,903,772
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		280	262,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	1,360	1,292,000
5.875%	05/15/23		270	258,019
6.125%	04/15/25	(a)	1,950	1,857,375
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		2,850	3,130,625
9.375%	03/15/19		1,052	1,282,986
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	(a)	1,600	1,288,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.733%(c)	06/09/17		3,270	3,256,927
2.450%	11/01/22		1,835	1,732,868
4.672%	03/15/55		4,875	4,197,863
5.012%	08/21/54		3,746	3,409,399
6.350%	04/01/19		1,920	2,187,627
Viacom, Inc.,
Sr. Unsec’d. Notes
5.625%	09/15/19		1,975	2,172,778
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		806	882,570
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22		4,545	5,176,650
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		918	895,050
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,608,750
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,425	1,506,241

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		1,085	$1,002,269
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	(a)	5,010	4,339,261
5.100%	09/15/45		700	535,445
5.400%	03/04/44		1,825	1,457,000
Williams Partners LP / ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22		240	244,192
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24		450	402,863
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	06/15/19		1,235	1,188,688
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,015	2,421,079
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49		325	310,375

				720,317,654

TOTAL CORPORATE BONDS (cost $912,524,075)				895,776,954

FOREIGN GOVERNMENT BOND — 0.1%
United Mexican States (Mexico),
Sr. Unsec’d. Notes
(cost $2,687,696)
3.625%	03/15/22		2,700	2,724,300

MUNICIPAL BONDS — 0.4%
Florida — 0.3%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20		8,000	8,183,440

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57		3,200	3,750,560

TOTAL MUNICIPAL BONDS (cost $11,707,719)				11,934,000

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 2.2%
Alba PLC (United Kingdom),
Series 2007-1, Class A2, RegS
0.718%(c)	03/17/39		GBP 16	24,862
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.370%(c)	07/25/47		7,624	7,470,106
Eurosail PLC (United Kingdom),
Series 2006-3X, Class A3A, RegS
0.135%(c)	09/10/44		EUR 1,723	1,861,138
Series 2006-4X, Class A3C, RegS
0.747%(c)	12/10/44		GBP 2,989	4,270,335
Series 2007-1X, Class A3C, RegS

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
0.749%(c)	03/13/45	GBP	536	$762,999
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2, RegS
0.784%(c)	10/15/48	GBP	1,101	1,500,835
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C, RegS
0.766%(c)	03/20/40	GBP	1,683	2,516,113
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A, RegS
1.084%(c)	05/14/39	GBP	473	668,593
Series 2X, Class A2C, RegS
0.809%(c)	05/14/39		77	71,986
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2, RegS
1.689%(c)	03/13/46	GBP	6,557	9,041,965
Paragon Mortgages PLC (United Kingdom),
Series 9X, Class AA, RegS
0.946%(c)	05/15/41	GBP	1,419	1,920,309
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2, RegS
0.828%(c)	12/15/42	GBP	452	656,895
Series 8X, Class A1C, RegS
0.192%(c)	12/15/42	EUR	115	123,582
Provide PLC (Ireland),
Series G02-1, Class B, RegS
0.417%(c)	12/02/48	EUR	306	339,839
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A, RegS
0.849%(c)	08/10/38	GBP	3,809	5,293,541
Series 21X, Class A3A, RegS
0.991%(c)	11/12/38	GBP	598	835,465
Series 22X, Class A3A, RegS
0.944%(c)	11/14/39	GBP	2,354	3,225,617
Series 22X, Class A3C, RegS
0.336%(c)	11/14/39	EUR	120	122,397
RMAC Securities PLC (United Kingdom),
Series 2003-NS2X, Class A3, RegS
1.039%(c)	09/12/35	GBP	1,138	1,607,882
Series 2003-NS3X, Class A3, RegS
1.489%(c)	12/12/35	GBP	4,893	7,019,839
Series 2004-NS2X, Class A3, RegS
0.829%(c)	06/12/36	GBP	882	1,196,469
Series 2005-NS1X, Class A2C, RegS
0.094%(c)	06/12/37	EUR	1,819	1,839,508
Series 2006-NS1X, Class A2A, RegS
0.739%(c)	06/12/44	GBP	4,345	5,889,255
Series 2006-NS2X, Class A2A, RegS
0.739%(c)	06/12/44	GBP	872	1,163,235
Southern Pacific Financing PLC (United Kingdom),
Series 2006-A, Class A, RegS
0.747%(c)	03/10/44	GBP	2,213	3,152,809
Thrones PLC (United Kingdom),
Series 2013-1, Class A, RegS
2.084%(c)	07/20/44	GBP	3,083	4,630,880

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $73,116,961)				67,206,454

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n)
U.S. Treasury Bonds
(cost $1,234,160)
3.000%	05/15/45	1,220	$1,248,703

TOTAL LONG-TERM INVESTMENTS (cost $2,509,699,687)			2,384,962,193

		Shares
SHORT-TERM INVESTMENT — 26.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $818,730,798; includes $173,507,954 of cash collateral for securities on loan)(b)(w)		818,730,798	$818,730,798

TOTAL INVESTMENTS — 103.0% (cost $3,328,430,485)			3,203,692,991

Liabilities in excess of other assets(x) — (3.0)%			(94,408,319)

NET ASSETS — 100.0%			$3,109,284,672

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,933,216; cash collateral of $173,507,954 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
332	2 Year U.S. Treasury Notes	Dec. 2015	$72,609,763	$72,718,375	$108,612
335	20 Year U.S. Treasury Bonds	Dec. 2015	51,648,313	52,710,156	1,061,843
4,559	Euro STOXX 50	Dec. 2015	163,404,539	157,463,366	(5,941,173)
350	FTSE 100 Index	Dec. 2015	32,442,705	31,865,593	(577,112)
1,704	Mini MSCI Emerging Markets Index	Dec. 2015	68,260,735	67,401,720	(859,015)
488	Nikkei 225 Index	Dec. 2015	71,545,401	70,739,966	(805,435)
525	S&P 500 E-Mini	Dec. 2015	50,743,875	50,103,375	(640,500)

					(7,652,780)

Short Positions:
157	2 Year U.S. Treasury Notes	Dec. 2015	34,343,750	34,387,906	(44,156)
620	5 Year U.S. Treasury Notes	Dec. 2015	74,203,290	74,719,687	(516,397)
473	10 Year U.S. Treasury Notes	Dec. 2015	60,216,607	60,891,359	(674,752)
5	20 Year U.S. Treasury Bonds	Dec. 2015	771,523	786,719	(15,196)
261	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	41,260,430	41,866,031	(605,601)

					(1,856,102)

					$(9,508,882)

(1)	Cash of $36,939,681 has been segregated with UBS AG to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/22/15	BNP Paribas	AUD	31,356	$22,436,786	$21,981,632	$(455,154)
British Pound,
Expiring 10/14/15	State Street Bank	GBP	5,788	8,907,331	8,754,442	(152,889)
Canadian Dollar,
Expiring 10/22/15	Royal Bank of Scotland Group PLC	CAD	43,483	32,956,672	32,579,980	(376,692)
Danish Krone,
Expiring 10/22/15	BNP Paribas	DKK	50,244	7,626,635	7,528,381	(98,254)
Euro,
Expiring 10/22/15	Canadian Imperial Bank of Commerce	EUR	62,482	70,737,997	69,840,930	(897,067)
Japanese Yen,
Expiring 10/22/15	Goldman Sachs & Co.	JPY	15,519,971	128,449,466	129,405,906	956,440
Swiss Franc,
Expiring 10/22/15	Citigroup Global Markets	CHF	41,212	42,585,915	42,318,354	(267,561)

				$313,700,802	$312,409,625	(1,291,177)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/22/15	State Street Bank	AUD	4,033	$2,877,857	$2,827,539	$50,318
British Pound,
Expiring 10/22/15	Standard Chartered PLC	GBP	10,200	15,831,449	15,427,813	403,636
Expiring 10/22/15	Standard Chartered PLC	GBP	5,976	9,275,195	9,038,716	236,479
Expiring 10/22/15	State Street Bank	GBP	9,310	14,450,520	14,082,170	368,350
Norwegian Krone,
Expiring 10/22/15	Royal Bank of Canada	NOK	95,640	11,759,406	11,230,169	529,237
Singapore Dollar,
Expiring 10/22/15	Barclays Capital Group	SGD	202,368	144,525,860	142,095,196	2,430,664

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 10/22/15	State Street Bank	ZAR	47,638	$3,531,595	$3,424,122	$107,473
Expiring 10/22/15	State Street Bank	ZAR	33,724	2,500,068	2,423,986	76,082
South Korean Won,
Expiring 10/20/15	Citigroup Global Markets	KRW	110,279,000	94,939,608	92,968,303	1,971,305
Turkish Lira,
Expiring 10/22/15	Citigroup Global Markets	TRY	7,687	2,536,835	2,522,414	14,421

				$302,228,393	$296,040,428	6,187,965

						$4,896,788

OTC Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/14/15	Buy	GBP	3,136	EUR	4,270	$(29,291)	JPMorgan Chase
							Royal Bank of Scotland
10/22/15	Buy	CAD	15,054	GBP	7,350	161,570	Group PLC

						$132,279

Total Return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
BNP Paribas	11/18/15	94,241	Pay or receive amounts based on market value fluctuation of Bloomberg Commodity Index	$(1,555,447)	$—	$(1,555,447)
BNP Paribas	10/19/15	36,839	Received fixed payments on the KBW NASDAQ Bank Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +35bps	(3,734,679)	—	(3,734,679)
BNP Paribas	11/24/15	78,977	Received fixed payments on the KBW NASDAQ Bank Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +40bps	(7,678,795)	—	(7,678,795)
BNP Paribas	01/22/16	112,615	Received fixed payments on the KBW NASDAQ Bank Total Return Index and pay variable payments on the 3 Month LIBOR-BBA +45bps	(2,082,598)	—	(2,082,598)

				$(15,051,519)	$—	$(15,051,519)

Cash of $12,630,000 has been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$179,138	$33,485,159	$—
Austria	—	2,267,771	—
Belgium	—	7,978,600	—
Brazil	4,858,589	—	—
Canada	18,606,253	—	—
Chile	654,180	—	—
China	299,640	11,287,883	3,512
Colombia	370,660	—	—
Cyprus	72,020	—	—
Czech Republic	—	1,719,431	—
Denmark	—	4,186,732	—
Finland	—	11,266,885	—
France	206,528	23,242,305	—
Germany	89,108	18,909,907	—
Greece	61,049	124,320	—
Hong Kong	1,247,154	23,074,293	—
India	870,504	—	—
Indonesia	—	5,052,827	—
Ireland	—	3,952,202	—
Israel	5,389,548	2,516,784	—
Italy	—	8,584,649	—
Japan	66,982	85,883,216	—
Luxembourg	—	1,839,395	—
Malaysia	—	782,134	—
Malta	—	508,104	—
Mexico	407,518	—	—
Netherlands	—	7,081,648	—
New Zealand	—	293,428	—
Norway	—	14,916,732	—
Panama	423,493	—	—
Peru	93,572	—	—
Philippines	438,520	180,967	—
Poland	—	2,174,531	—
Portugal	—	344,703	—
Puerto Rico	135,356	—	—
Russia	4,622,498	—	—
Singapore	557,351	9,658,586	—
South Africa	—	13,769,970	—
South Korea	489,065	6,379,995	—
Spain	—	4,387,985	—
Sweden	149,625	24,478,298	—
Switzerland	434,288	28,651,040	—
Taiwan	4,203,950	9,026,484	—
Thailand	—	3,992,077	—
Turkey	—	2,246,948	—
United Kingdom	4,543,442	111,311,319	—
United States	572,819,648	2,607,152	—
Preferred Stocks
Brazil	1,316,404	—	—
Germany	—	564,336	—
United States	1,114,272	—	—
Rights
Singapore	—	—	—
Unaffiliated Mutual Funds	203,478,307	—	—
Warrants	18,347	—	—
Asset-Backed Security
Non-Residential Mortgage-Backed Securities	—	79,409,730	—
Commercial Mortgage-Backed Securities	—	9,712,735	—
Corporate Bonds	—	895,776,954	—
Foreign Government Bond	—	2,724,300	—
Municipal Bonds	—	11,934,000	—
Residential Mortgage-Backed Securities	—	67,206,454	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
U.S. Treasury Obligations	$—	$1,248,703	$—
Affiliated Money Market Mutual Fund	818,730,798	—	—
Other Financial Instruments*
Futures	(9,508,882)	—	—
OTC Forward Foreign Currency Contracts	—	4,896,788	—
OTC Cross Currency Exchange Contracts	—	132,279	—
OTC Total Return Swaps	—	(15,051,519)	—

Total	$1,637,438,925	$1,546,719,220	$3,512

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Affiliated Money Market Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	26.3%
Banks	8.9
Unaffiliated Mutual Funds	6.5
Pharmaceuticals	3.2
Media	3.0
Oil & Gas	3.0
Insurance	2.9
Real Estate Investment Trusts (REITs)	2.9
Non-Residential Mortgage-Backed Securities	2.6
Residential Mortgage-Backed Securities	2.2
Chemicals	1.8
Oil, Gas & Consumable Fuels	1.7
Diversified Financial Services	1.6
Telecommunications	1.5
Software	1.3
Machinery	1.2
Retail	1.1
Diversified Telecommunication Services	1.1
Beverages	1.1
Electric	1.1
Biotechnology	1.0
Aerospace & Defense	1.0
Pipelines	1.0
Semiconductors & Semiconductor Equipment	1.0
IT Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Capital Markets	0.8
Food Products	0.8
Metals & Mining	0.8
Real Estate Management & Development	0.7
Computers	0.7
Wireless Telecommunication Services	0.7
Healthcare-Services	0.7
Health Care Providers & Services	0.7
Auto Manufacturers	0.6
Specialty Retail	0.6
Food & Staples Retailing	0.6
Household Products	0.5
Health Care Equipment & Supplies	0.5
Mining	0.5
Foods	0.5
Auto Components	0.5
Electrical Equipment	0.5
Communications Equipment	0.5
Commercial Services	0.4
Hotels, Restaurants & Leisure	0.4

Commercial Services & Supplies	0.4%
Tobacco	0.4
Transportation	0.4
Agriculture	0.4
Municipal Bonds	0.4
Textiles, Apparel & Luxury Goods	0.4
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	0.3
Auto Parts & Equipment	0.3
Commercial Mortgage-Backed Securities	0.3
Internet Software & Services	0.3
Personal Products	0.3
Healthcare-Products	0.3
Industrial Conglomerates	0.3
Automobiles	0.3
Road & Rail	0.3
Professional Services	0.3
Miscellaneous Manufacturing	0.3
Electric Utilities	0.3
Forest Products & Paper	0.2
Household Durables	0.2
Consumer Finance	0.2
Advertising	0.2
Air Freight & Logistics	0.2
Iron/Steel	0.2
Construction & Engineering	0.2
Lodging	0.2
Packaging & Containers	0.2
Trading Companies & Distributors	0.1
Multiline Retail	0.1
Airlines	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Containers & Packaging	0.1
Entertainment	0.1
Leisure Products	0.1
Foreign Government Bonds	0.1
Water Utilities	0.1
Transportation Infrastructure	0.1
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Building Products	0.1
Paper & Forest Products	0.1
Multi-Utilities	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Machinery-Construction & Mining	0.1
Health Care Technology	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Commodity contracts	$(1,555,447)
Equity contracts	(22,300,960)
Foreign exchange contracts	5,029,067
Interest rate contracts	(685,647)

Total	$(19,512,987)

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 3.6%
Astronics Corp.*	59,470	$2,404,372
Esterline Technologies Corp.*	25,647	1,843,763
HEICO Corp. (Class A Stock)	192,730	8,751,869
Hexcel Corp.	105,280	4,722,861
Moog, Inc. (Class A Stock)*	42,782	2,313,223
Teledyne Technologies, Inc.*	70,600	6,375,180

		26,411,268

Auto Components — 0.9%
Gentherm, Inc.*	69,870	3,138,560
Tenneco, Inc.*	84,190	3,769,186

		6,907,746

Banks — 2.5%
FCB Financial Holdings, Inc. (Class A Stock)*	45,100	1,471,162
First Merchants Corp.	140,928	3,695,132
Great Western Bancorp, Inc.	78,085	1,981,016
Lakeland Financial Corp.	39,970	1,804,646
Sandy Spring Bancorp, Inc.	56,944	1,490,794
Western Alliance Bancorp*	185,830	5,706,839
Wintrust Financial Corp.	33,186	1,773,128

		17,922,717

Biotechnology — 12.7%
Achillion Pharmaceuticals, Inc.*(a)	234,754	1,622,150
Acorda Therapeutics, Inc.*(a)	61,263	1,624,082
Agios Pharmaceuticals, Inc.*(a)	27,563	1,945,672
Aimmune Therapeutics, Inc.*	67,640	1,712,645
Amicus Therapeutics, Inc.*(a)	430,070	6,016,679
Anacor Pharmaceuticals, Inc.*(a)	46,030	5,418,191
Ascendis Pharma A/S (Denmark), ADR*(a)	91,510	1,619,727
aTyr Pharma, Inc.*(a)	97,821	1,003,643
BioCryst Pharmaceuticals, Inc.*	298,183	3,399,286
Bluebird Bio, Inc.*	20,275	1,734,526
Blueprint Medicines Corp.*(a)	57,800	1,233,452
Celyad (Belgium), ADR*(a)	25,940	1,085,589
Cepheid, Inc.*(a)	79,528	3,594,666
Chimerix, Inc.*	70,628	2,697,990
DBV Technologies SA (France), ADR*(a)	44,780	1,593,720
Five Prime Therapeutics, Inc.*	93,790	1,443,428
Flexion Therapeutics, Inc.*(a)	82,990	1,233,231
Galapagos NV (Belgium), ADR*	8,868	361,016
Global Blood Therapeutics, Inc.*(a)	29,730	1,253,417
Ignyta, Inc.*	107,000	939,460
Immune Design Corp.*(a)	91,950	1,121,790
Inotek Pharmaceuticals Corp.*(a)	117,940	1,108,636
Kite Pharma, Inc.*(a)	47,450	2,642,016
Ligand Pharmaceuticals, Inc.*(a)	46,620	3,993,003
Lion Biotechnologies, Inc.*(a)	206,380	1,188,749
Loxo Oncology, Inc.*(a)	137,711	2,407,188
NantKwest, Inc.*(a)	78,790	902,933
Neurocrine Biosciences, Inc.*	75,320	2,996,983
Novavax, Inc.*(a)	389,299	2,752,344
Ophthotech Corp.*	49,836	2,019,355
Otonomy, Inc.*(a)	94,379	1,680,890
Portola Pharmaceuticals, Inc.*	89,562	3,817,132
Pronai Therapeutics, Inc. (Canada)*(a)	56,640	1,162,253
PTC Therapeutics, Inc.*(a)	49,651	1,325,682
Puma Biotechnology, Inc.*	17,424	1,313,073

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
REGENXBIO, Inc.*(a)	60,690	$1,337,001
Repligen Corp.*	68,100	1,896,585
Sage Therapeutics, Inc.*	40,088	1,696,524
Spark Therapeutics, Inc.*(a)	41,940	1,750,156
TESARO, Inc.*(a)	71,382	2,862,418
Ultragenyx Pharmaceutical, Inc.*	66,284	6,383,812
Vital Therapies, Inc.*(a)	150,894	609,612
Zafgen, Inc.*	130,030	4,154,459

		92,655,164

Building Products — 1.0%
AAON, Inc.	119,129	2,308,720
Lennox International, Inc.	40,764	4,619,784

		6,928,504

Capital Markets — 1.0%
Evercore Partners, Inc. (Class A Stock)	59,395	2,984,005
HFF, Inc. (Class A Stock)	81,968	2,767,240
WisdomTree Investments, Inc.(a)	116,600	1,880,758

		7,632,003

Chemicals — 1.4%
Chemtura Corp.*	192,641	5,513,385
OMNOVA Solutions, Inc.*	275,180	1,524,497
PolyOne Corp.	117,360	3,443,342

		10,481,224

Commercial Services & Supplies — 1.9%
Deluxe Corp.	57,534	3,206,945
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	232,200	6,009,336
Steelcase, Inc. (Class A Stock)	272,150	5,010,281

		14,226,562

Communications Equipment — 0.9%
Ciena Corp.*(a)	101,898	2,111,327
NetScout Systems, Inc.*	117,265	4,147,663
Sonus Networks, Inc.*	64,841	370,891

		6,629,881

Construction Materials — 1.2%
Headwaters, Inc.*	470,590	8,847,092

Consumer Finance — 0.6%
PRA Group, Inc.*(a)	81,160	4,294,987

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	311,663	3,986,170
Silgan Holdings, Inc.	68,662	3,573,170

		7,559,340

Distributors — 0.6%
Core-Mark Holding Co., Inc.	64,332	4,210,529

Diversified Financial Services — 0.6%
MarketAxess Holdings, Inc.	47,485	4,410,407

Diversified Telecommunication Services — 0.2%
Vonage Holdings Corp.*	278,540	1,637,815

Electrical Equipment — 0.9%
AZZ, Inc.	74,538	3,629,255
Generac Holdings, Inc.*(a)	107,752	3,242,258

		6,871,513

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	67,407	2,754,250

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Cognex Corp.	35,824	$1,231,271
FEI Co.	25,274	1,846,013
Rogers Corp.*	45,130	2,400,013

		8,231,547

Energy Equipment & Services — 0.6%
Forum Energy Technologies, Inc.*	72,249	882,160
Hornbeck Offshore Services, Inc.*(a)	129,610	1,753,623
RigNet, Inc.*(a)	68,940	1,757,970

		4,393,753

Food & Staples Retailing — 1.8%
Casey’s General Stores, Inc.	55,986	5,762,079
Natural Grocers By Vitamin Cottage, Inc.*(a)	149,548	3,393,244
PriceSmart, Inc.(a)	46,788	3,618,584

		12,773,907

Food Products — 2.5%
Freshpet, Inc.*(a)	211,700	2,222,850
Pinnacle Foods, Inc.	172,460	7,222,625
Post Holdings, Inc.*(a)	62,760	3,709,116
TreeHouse Foods, Inc.*	64,674	5,030,990

		18,185,581

Health Care Equipment & Supplies — 8.0%
Anika Therapeutics, Inc.*	73,300	2,333,139
AtriCure, Inc.*(a)	198,840	4,356,584
Atrion Corp.	9,088	3,407,636
ConforMIS, Inc.*(a)	126,501	2,284,608
Cyberonics, Inc.*	41,405	2,516,596
Cynosure, Inc. (Class A Stock)*	76,700	2,304,068
DexCom, Inc.*	90,310	7,754,017
Entellus Medical, Inc.*(a)	100,947	1,819,065
Globus Medical, Inc. (Class A Stock)*(a)	198,733	4,105,824
ICU Medical, Inc.*	40,764	4,463,658
NxStage Medical, Inc.*(a)	372,804	5,879,119
Penumbra, Inc.*	10,360	415,436
STERIS Corp.(a)	79,680	5,176,810
Vascular Solutions, Inc.*	113,355	3,673,836
West Pharmaceutical Services, Inc.	86,930	4,704,652
Zeltiq Aesthetics, Inc.*(a)	112,100	3,590,563

		58,785,611

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.*(a)	109,060	7,227,407
ExamWorks Group, Inc.*(a)	108,270	3,165,815
HealthSouth Corp.	129,552	4,970,910
Team Health Holdings, Inc.*	77,789	4,202,940
Teladoc, Inc.*(a)	26,510	590,908
US Physical Therapy, Inc.	72,369	3,248,644
WellCare Health Plans, Inc.*	44,367	3,823,548

		27,230,172

Health Care Technology — 0.4%
Omnicell, Inc.*	101,955	3,170,802

Hotels, Restaurants & Leisure — 6.9%
Bloomin’ Brands, Inc.	261,330	4,750,979
Brinker International, Inc.(a)	69,223	3,645,975
Buffalo Wild Wings, Inc.*	17,088	3,305,332
ClubCorp Holdings, Inc.	225,011	4,828,736
Del Frisco’s Restaurant Group, Inc.*	172,570	2,396,997
La Quinta Holdings, Inc.*	374,028	5,902,161

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.	101,464	$6,913,757
Papa John’s International, Inc.	70,470	4,825,786
Popeyes Louisiana Kitchen, Inc.*	73,020	4,115,407
Red Robin Gourmet Burgers, Inc.*	81,200	6,150,088
Wingstop, Inc.*(a)	161,123	3,863,729

		50,698,947

Household Durables — 0.3%
Taylor Morrison Home Corp. (Class A Stock)*	100,206	1,869,844

Insurance — 0.9%
AMERISAFE, Inc.	86,167	4,285,085
James River Group Holdings Ltd.	89,061	2,394,850

		6,679,935

Internet & Catalog Retail — 0.6%
HSN, Inc.	75,758	4,336,388

Internet Software & Services — 5.4%
comScore, Inc.*	183,648	8,475,355
Demandware, Inc.*(a)	95,895	4,955,854
Envestnet, Inc.*	69,037	2,069,039
Everyday Health, Inc.*	187,381	1,712,662
Five9, Inc.*(a)	316,778	1,172,079
j2 Global, Inc.	59,026	4,181,992
LogMeIn, Inc.*	160,103	10,912,620
Marketo, Inc.*(a)	53,319	1,515,326
Q2 Holdings, Inc.*	51,270	1,267,394
WebMD Health Corp.*	71,468	2,847,285

		39,109,606

IT Services — 6.4%
Black Knight Financial Services, Inc.
(Class A Stock)*	81,036	2,637,722
Blackhawk Network Holdings, Inc.*	70,540	2,990,191
CACI International, Inc. (Class A Stock)*	27,584	2,040,388
Cardtronics, Inc.*(a)	117,025	3,826,718
Cass Information Systems, Inc.	64,180	3,153,163
EPAM Systems, Inc.*	57,617	4,293,619
Euronet Worldwide, Inc.*	119,870	8,881,168
ExlService Holdings, Inc.*	115,254	4,256,330
Heartland Payment Systems, Inc.	131,581	8,290,919
MAXIMUS, Inc.	67,161	4,000,109
WEX, Inc.*	27,830	2,416,757

		46,787,084

Leisure Products — 0.6%
Arctic Cat, Inc.	75,951	1,684,593
Vista Outdoor, Inc.*	60,393	2,683,261

		4,367,854

Life Sciences Tools & Services — 0.6%
PAREXEL International Corp.*	67,414	4,174,275

Machinery — 0.8%
Altra Industrial Motion Corp.	70,382	1,627,232
Toro Co. (The)	54,472	3,842,455

		5,469,687

Media — 0.7%
IMAX Corp.*(a)	152,340	5,147,569

Metals & Mining — 0.5%
Steel Dynamics, Inc.	202,970	3,487,025

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.7%
Burlington Stores, Inc.*	99,366	$5,071,641

Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc.*	41,920	1,280,237
Diamondback Energy, Inc.*	28,190	1,821,074
RSP Permian, Inc.*(a)	154,619	3,131,035

		6,232,346

Paper & Forest Products — 0.4%
Boise Cascade Co.*	111,547	2,813,215

Pharmaceuticals — 1.6%
Aerie Pharmaceuticals, Inc.*	103,610	1,838,041
Aratana Therapeutics, Inc.*	188,820	1,597,417
BioDelivery Sciences International, Inc.*(a)	284,550	1,582,098
Intersect ENT, Inc.*	172,969	4,047,475
Relypsa, Inc.*	115,977	2,146,734
XenoPort, Inc.*	211,030	732,274

		11,944,039

Professional Services — 1.7%
Exponent, Inc.	97,510	4,345,046
GP Strategies Corp.*	86,236	1,967,906
On Assignment, Inc.*	96,549	3,562,658
WageWorks, Inc.*	48,716	2,196,117

		12,071,727

Real Estate Investment Trusts (REITs) — 0.9%
CoreSite Realty Corp.	72,545	3,731,715
Sunstone Hotel Investors, Inc.	197,922	2,618,508

		6,350,223

Road & Rail — 1.2%
Celadon Group, Inc.	107,447	1,721,301
Knight Transportation, Inc.	147,260	3,534,240
Marten Transport Ltd.	81,862	1,323,709
Swift Transportation Co.*	165,709	2,488,949

		9,068,199

Semiconductors & Semiconductor Equipment — 2.7%
Integrated Device Technology, Inc.*	101,210	2,054,563
M/A-COM Technology Solutions Holdings, Inc.*(a)	123,710	3,586,353
MKS Instruments, Inc.	86,255	2,892,130
Monolithic Power Systems, Inc.	83,660	4,283,392
SunEdison Semiconductor Ltd.*	80,110	844,359
SunPower Corp.*(a)	103,940	2,082,958
Tower Semiconductor Ltd. (Israel)*	289,572	3,726,792

		19,470,547

Software — 8.9%
Aspen Technology, Inc.*	95,233	3,610,283
Barracuda Networks, Inc.*(a)	87,550	1,364,029
Ellie Mae, Inc.*(a)	27,510	1,831,341
ePlus, Inc.*	32,602	2,577,840
Fair Isaac Corp.	56,765	4,796,644
FleetMatics Group PLC*(a)	75,835	3,722,740
HubSpot, Inc.*(a)	68,537	3,178,061
Manhattan Associates, Inc.*	62,646	3,902,846
Model N, Inc.*	157,613	1,577,706
Proofpoint, Inc.*(a)	168,480	10,162,714
PTC, Inc.*	42,634	1,353,203
Qualys, Inc.*	47,796	1,360,274
RingCentral, Inc. (Class A Stock)*	277,640	5,039,166

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.*(a)	199,170	$5,722,154
Tyler Technologies, Inc.*	36,069	5,385,462
Ultimate Software Group, Inc. (The)*(a)	36,035	6,450,625
Verint Systems, Inc.*	67,491	2,912,237

		64,947,325

Specialty Retail — 3.0%
Boot Barn Holdings, Inc.*(a)	101,070	1,862,720
DSW, Inc. (Class A Stock)	139,100	3,520,621
Five Below, Inc.*(a)	120,307	4,039,909
Lithia Motors, Inc. (Class A Stock)	41,780	4,516,836
Party City Holdco, Inc.*(a)	122,472	1,955,878
Restoration Hardware Holdings, Inc.*(a)	66,430	6,198,583

		22,094,547

Textiles, Apparel & Luxury Goods — 3.5%
Carter’s, Inc.	36,670	3,323,769
G-III Apparel Group Ltd.*	127,291	7,848,763
Kate Spade & Co.*	198,819	3,799,431
Oxford Industries, Inc.	41,816	3,089,366
Steven Madden Ltd.*	192,146	7,036,386
Vince Holding Corp.*	194,539	667,269

		25,764,984

Thrifts & Mortgage Finance — 0.8%
EverBank Financial Corp.	183,443	3,540,450
MGIC Investment Corp.*(a)	247,160	2,288,702

		5,829,152

TOTAL LONG-TERM INVESTMENTS (cost $748,970,424)		724,184,284

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $172,931,025; includes $172,259,662 of cash collateral for securities on loan)(b)(w)	172,931,025	172,931,025

TOTAL INVESTMENTS — 122.8% (cost $921,901,449)		897,115,309

Liabilities in excess of other assets — (22.8)%		(166,584,417)

NET ASSETS — 100.0%		$730,530,892

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,602,231; cash collateral of $172,259,662 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period.Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,411,268	$ —	$ —
Auto Components	6,907,746	—	—
Banks	17,922,717	—	—
Biotechnology	92,655,164	—	—
Building Products	6,928,504	—	—
Capital Markets	7,632,003	—	—
Chemicals	10,481,224	—	—
Commercial Services & Supplies	14,226,562	—	—
Communications Equipment	6,629,881	—	—
Construction Materials	8,847,092	—	—
Consumer Finance	4,294,987	—	—
Containers & Packaging	7,559,340	—	—
Distributors	4,210,529	—	—
Diversified Financial Services	4,410,407	—	—
Diversified Telecommunication Services	1,637,815	—	—
Electrical Equipment	6,871,513	—	—
Electronic Equipment, Instruments & Components	8,231,547	—	—
Energy Equipment & Services	4,393,753	—	—
Food & Staples Retailing	12,773,907	—	—
Food Products	18,185,581	—	—
Health Care Equipment & Supplies	58,785,611	—	—
Health Care Providers & Services	27,230,172	—	—
Health Care Technology	3,170,802	—	—
Hotels, Restaurants & Leisure	50,698,947	—	—
Household Durables	1,869,844	—	—
Insurance	6,679,935	—	—
Internet & Catalog Retail	4,336,388	—	—
Internet Software & Services	39,109,606	—	—
IT Services	46,787,084	—	—
Leisure Products	4,367,854	—	—
Life Sciences Tools & Services	4,174,275	—	—
Machinery	5,469,687	—	—
Media	5,147,569	—	—
Metals & Mining	3,487,025	—	—
Multiline Retail	5,071,641	—	—
Oil, Gas & Consumable Fuels	6,232,346	—	—
Paper & Forest Products	2,813,215	—	—
Pharmaceuticals	11,944,039	—	—
Professional Services	12,071,727	—	—
Real Estate Investment Trusts (REITs)	6,350,223	—	—
Road & Rail	9,068,199	—	—

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Semiconductors & Semiconductor Equipment	$19,470,547	$ —	$ —
Software	64,947,325	—	—
Specialty Retail	22,094,547	—	—
Textiles, Apparel & Luxury Goods	25,764,984	—	—
Thrifts & Mortgage Finance	5,829,152	—	—
Affiliated Money Market Mutual Fund	172,931,025	—	—

Total	$897,115,309	$ —	$ —

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
Astronics Corp.*	56,089	$2,267,678
Hexcel Corp.	167,774	7,526,342

		9,794,020

Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc.*	141,206	2,767,638

Airlines — 2.8%
JetBlue Airways Corp.*(a)	507,516	13,078,687
Spirit Airlines, Inc.*	98,135	4,641,786
Virgin America, Inc.*(a)	74,885	2,563,314

		20,283,787

Banks — 5.9%
Bank of the Ozarks, Inc.	159,013	6,958,409
CoBiz Financial, Inc.	73,588	957,380
ConnectOne Bancorp, Inc.	161,224	3,111,623
Customers Bancorp, Inc.*	63,661	1,636,088
FCB Financial Holdings, Inc. (Class A Stock)*	127,767	4,167,760
First NBC Bank Holding Co.*	125,078	4,382,733
Live Oak Bancshares, Inc.	109,170	2,144,099
Opus Bank(a)	184,183	7,043,158
Pacific Premier Bancorp, Inc.*	125,747	2,555,179
PrivateBancorp, Inc.	106,203	4,070,761
Synovus Financial Corp.	50,779	1,503,058
UMB Financial Corp.	68,315	3,471,085

		42,001,333

Biotechnology — 9.9%
Acorda Therapeutics, Inc.*(a)	119,802	3,175,951
Adamas Pharmaceuticals, Inc.*	104,976	1,757,298
Aimmune Therapeutics, Inc.*(a)	100,073	2,533,849
Akebia Therapeutics, Inc.*(a)	278,555	2,690,842
Alder Biopharmaceuticals, Inc.*	83,036	2,720,259
Amicus Therapeutics, Inc.*(a)	280,363	3,922,278
Anacor Pharmaceuticals, Inc.*(a)	62,623	7,371,353
Atara Biotherapeutics, Inc.*(a)	21,286	669,232
Bellicum Pharmaceuticals, Inc.*(a)	35,920	521,918
Bluebird Bio, Inc.*	13,751	1,176,398
Cepheid, Inc.*(a)	82,264	3,718,333
Chimerix, Inc.*	117,265	4,479,523
Dyax Corp.*	78,904	1,506,277
Enanta Pharmaceuticals, Inc.*(a)	51,407	1,857,849
Insmed, Inc.*	136,060	2,526,634
Intercept Pharmaceuticals, Inc.*(a)	13,000	2,156,180
Intrexon Corp.*(a)	73,834	2,347,921
MacroGenics, Inc.*	116,982	2,505,754
Neurocrine Biosciences, Inc.*	134,597	5,355,614
Ophthotech Corp.*	92,524	3,749,072
OvaScience, Inc.*(a)	69,832	592,874
Portola Pharmaceuticals, Inc.*(a)	121,973	5,198,489
Sage Therapeutics, Inc.*	52,211	2,209,570
Sarepta Therapeutics, Inc.*(a)	98,850	3,174,073
Ultragenyx Pharmaceutical, Inc.*	18,193	1,752,168
ZIOPHARM Oncology, Inc.*(a)	133,401	1,201,943

		70,871,652

Building Products — 2.7%
Apogee Enterprises, Inc.	167,259	7,468,114
PGT, Inc.*	344,013	4,224,480

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Trex Co., Inc.*(a)	235,347	$7,844,116

		19,536,710

Capital Markets — 1.3%
Fortress Investment Group LLC (Class A Stock), MLP	333,432	1,850,548
Stifel Financial Corp.*	111,924	4,712,000
Virtu Financial, Inc. (Class A Stock)(a)	122,563	2,809,144

		9,371,692

Chemicals — 1.6%
Huntsman Corp.	154,621	1,498,277
PolyOne Corp.	55,149	1,618,072
Quaker Chemical Corp.	110,947	8,551,795

		11,668,144

Commercial Services & Supplies — 2.2%
ARC Document Solutions, Inc.*	321,582	1,913,413
Interface, Inc.	153,580	3,446,335
Knoll, Inc.	86,830	1,908,523
Matthews International Corp. (Class A Stock)	41,371	2,025,938
Waste Connections, Inc.	130,292	6,329,585

		15,623,794

Communications Equipment — 1.1%
Ciena Corp.*(a)	103,200	2,138,304
Finisar Corp.*	99,210	1,104,207
Palo Alto Networks, Inc.*	26,198	4,506,056

		7,748,567

Construction & Engineering — 1.0%
EMCOR Group, Inc.	49,853	2,205,995
Northwest Pipe Co.*	122,721	1,602,736
Tutor Perini Corp.*	189,241	3,114,907

		6,923,638

Construction Materials — 1.4%
Headwaters, Inc.*	216,530	4,070,764
Martin Marietta Materials, Inc.	29,284	4,449,704
Summit Materials, Inc. (Class A Stock)*	88,256	1,656,565

		10,177,033

Consumer Finance — 0.2%
PRA Group, Inc.*(a)	28,604	1,513,724

Distributors — 0.3%
Pool Corp.	34,210	2,473,383

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.*	61,333	3,940,032
Chegg, Inc.*(a)	464,368	3,348,093
Grand Canyon Education, Inc.*	41,383	1,572,140
Sotheby’s(a)	35,591	1,138,200

		9,998,465

Diversified Telecommunication Services — 1.3%
8x8, Inc.*	401,736	3,322,357
Vonage Holdings Corp.*	1,024,147	6,021,984

		9,344,341

Electrical Equipment — 0.4%
Thermon Group Holdings, Inc.*	138,840	2,853,162

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 2.8%
Cognex Corp.	74,766	$2,569,707
Coherent, Inc.*	64,009	3,501,292
FARO Technologies, Inc.*	130,053	4,551,855
IPG Photonics Corp.*(a)	124,969	9,493,895

		20,116,749

Energy Equipment & Services — 0.2%
Geospace Technologies Corp.*(a)	91,947	1,269,788

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	36,031	3,708,311
Natural Grocers By Vitamin Cottage, Inc.*(a)	153,102	3,473,884

		7,182,195

Food Products — 0.5%
WhiteWave Foods Co. (The)*	93,239	3,743,546

Health Care Equipment & Supplies — 4.4%
Abaxis, Inc.	62,220	2,737,058
AtriCure, Inc.*(a)	161,582	3,540,262
Cantel Medical Corp.	58,436	3,313,321
ConforMIS, Inc.*(a)	47,270	853,696
DexCom, Inc.*	27,717	2,379,782
Inogen, Inc.*	31,253	1,517,333
K2M Group Holdings, Inc.*	202,605	3,768,453
Natus Medical, Inc.*	160,786	6,343,008
NuVasive, Inc.*	37,940	1,829,467
Penumbra, Inc.*	4,050	162,405
STERIS Corp.(a)	46,018	2,989,789
Zeltiq Aesthetics, Inc.*(a)	78,006	2,498,532

		31,933,106

Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.*(a)	149,008	9,874,761
Air Methods Corp.*(a)	68,507	2,335,404
Centene Corp.*	137,304	7,445,996
ExamWorks Group, Inc.*(a)	56,287	1,645,832
HealthSouth Corp.	72,227	2,771,350
Team Health Holdings, Inc.*	68,866	3,720,830
Teladoc, Inc.*(a)	30,340	676,279
WellCare Health Plans, Inc.*	63,530	5,475,015

		33,945,467

Health Care Technology — 1.8%
HMS Holdings Corp.*	203,079	1,781,003
Imprivata, Inc.*	36,360	646,117
Inovalon Holdings, Inc. (Class A Stock)*(a)	43,680	909,854
MedAssets, Inc.*	114,171	2,290,270
Medidata Solutions, Inc.*(a)	53,254	2,242,526
Veeva Systems, Inc. (Class A Stock)*(a)	222,808	5,215,935

		13,085,705

Hotels, Restaurants & Leisure — 5.3%
Belmond Ltd. (Class A Stock)*	549,711	5,557,578
Bojangles’, Inc.*(a)	75,794	1,280,919
Buffalo Wild Wings, Inc.*	13,691	2,648,250
Chuy’s Holdings, Inc.*(a)	227,433	6,459,097
Cracker Barrel Old Country Store, Inc.(a)	12,247	1,803,738
Dave & Buster’s Entertainment, Inc.*	106,865	4,042,703
Diversified Restaurant Holdings, Inc.*	171,147	467,231
Jack in the Box, Inc.	70,820	5,455,973
Penn National Gaming, Inc.*	116,327	1,951,967
Planet Fitness, Inc. (Class A Stock)*	85,140	1,459,300

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Red Robin Gourmet Burgers, Inc.*	73,166	$5,541,593
Vail Resorts, Inc.	10,517	1,100,920

		37,769,269

Household Durables — 1.5%
Installed Building Products, Inc.*	73,353	1,854,364
KB Home(a)	150,161	2,034,682
Universal Electronics, Inc.*	158,756	6,672,515

		10,561,561

Insurance — 0.5%
Atlas Financial Holdings, Inc. (Canada)*	43,812	810,522
Enstar Group Ltd.*	17,783	2,667,450

		3,477,972

Internet Software & Services — 4.5%
Alarm.com Holdings, Inc.*(a)	152,395	1,776,926
ChannelAdvisor Corp.*	171,379	1,703,507
Cornerstone OnDemand, Inc.*	233,803	7,715,499
Demandware, Inc.*(a)	83,268	4,303,290
Everyday Health, Inc.*	37,394	341,781
GTT Communications, Inc.*	238,057	5,537,206
HomeAway, Inc.*	178,388	4,734,418
Pandora Media, Inc.*	51,075	1,089,941
WebMD Health Corp.*	66,150	2,635,416
Zillow Group, Inc. (Class C Stock)*(a)	51,124	1,380,348
Zillow Group, Inc. (Class A Stock)*(a)	25,562	734,396

		31,952,728

IT Services — 1.5%
EPAM Systems, Inc.*(a)	122,622	9,137,791
Everi Holdings, Inc.*	393,973	2,021,081

		11,158,872

Leisure Products — 0.8%
Brunswick Corp.	89,224	4,272,937
Malibu Boats, Inc. (Class A Stock)*	94,882	1,326,450

		5,599,387

Life Sciences Tools & Services — 0.5%
PAREXEL International Corp.*	54,739	3,389,439

Machinery — 2.4%
Chart Industries, Inc.*	63,679	1,223,274
Colfax Corp.*(a)	69,033	2,064,777
John Bean Technologies Corp.	54,305	2,077,166
Milacron Holdings Corp.*	64,330	1,128,991
Proto Labs, Inc.*(a)	30,024	2,011,608
Tennant Co.	41,155	2,312,088
WABCO Holdings, Inc.*(a)	34,605	3,627,642
Woodward, Inc.	68,803	2,800,282

		17,245,828

Media — 0.7%
Rentrak Corp.*(a)	92,645	5,009,315

Multiline Retail — 0.5%
Burlington Stores, Inc.*	77,030	3,931,611

Oil, Gas & Consumable Fuels — 1.2%
Rex Energy Corp.*(a)	205,290	424,950
Rice Energy, Inc.*(a)	216,173	3,493,356
RSP Permian, Inc.*(a)	162,834	3,297,389
Synergy Resources Corp.*(a)	151,020	1,479,996

		8,695,691

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 1.5%
Medicines Co. (The)*(a)	49,602	$1,882,892
Neos Therapeutics, Inc.*	91,820	1,929,138
Prestige Brands Holdings, Inc.*	71,543	3,230,882
Relypsa, Inc.*	66,970	1,239,615
ZS Pharma, Inc.*(a)	35,124	2,306,242

		10,588,769

Professional Services — 1.3%
Advisory Board Co. (The)*(a)	40,148	1,828,340
Kforce, Inc.	195,239	5,130,881
Korn/Ferry International	74,111	2,450,851

		9,410,072

Real Estate Investment Trusts (REITs) — 0.6%
Geo Group, Inc. (The)	143,876	4,278,872

Real Estate Management & Development — 0.5%
Marcus & Millichap, Inc.*	74,106	3,408,135

Road & Rail — 0.9%
Landstar System, Inc.	62,816	3,986,932
Roadrunner Transportation Systems, Inc.*	118,294	2,176,610

		6,163,542

Semiconductors & Semiconductor Equipment — 3.7%
Cavium, Inc.*	175,957	10,798,481
Inphi Corp.*	92,494	2,223,556
M/A-COM Technology Solutions Holdings, Inc.*(a)	27,469	796,326
Microsemi Corp.*	134,847	4,425,679
Pixelworks, Inc.*(a)	165,930	599,007
Qorvo, Inc.*	51,349	2,313,272
Sigma Designs, Inc.*	162,130	1,117,076
Synaptics, Inc.*	12,815	1,056,725
Veeco Instruments, Inc.*	142,620	2,925,136

		26,255,258

Software — 12.1%
Aspen Technology, Inc.*	79,583	3,016,992
Fortinet, Inc.*	167,851	7,130,310
Gigamon, Inc.*	137,578	2,752,936
Glu Mobile, Inc.*(a)	757,695	3,311,127
Guidewire Software, Inc.*	141,093	7,418,670
Imperva, Inc.*	242,734	15,894,222
Manhattan Associates, Inc.*	55,010	3,427,123
MicroStrategy, Inc. (Class A Stock)*	33,173	6,517,499
Model N, Inc.*	180,605	1,807,856
Paylocity Holding Corp.*(a)	121,355	3,639,436
Proofpoint, Inc.*(a)	83,115	5,013,497
PTC, Inc.*	120,378	3,820,798
QLIK Technologies, Inc.*	166,967	6,085,947
Qualys, Inc.*(a)	156,170	4,444,598
Synchronoss Technologies, Inc.*(a)	85,249	2,796,167
Tableau Software, Inc. (Class A Stock)*(a)	40,624	3,240,983
Ultimate Software Group, Inc. (The)*(a)	29,834	5,340,584
Varonis Systems, Inc.*	71,843	1,119,314

		86,778,059

Specialty Retail — 3.8%
American Eagle Outfitters, Inc.	218,275	3,411,638

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Five Below, Inc.*(a)	87,618	$2,942,212
Genesco, Inc.*	183,075	10,448,091
MarineMax, Inc.*	210,518	2,974,619
Tile Shop Holdings, Inc.*	44,150	528,917
Tilly’s, Inc. (Class A Stock)*	162,081	1,192,916
Vitamin Shoppe, Inc.*	167,134	5,455,255

		26,953,648

Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc.*	102,038	2,781,556

Textiles, Apparel & Luxury Goods — 2.0%
Sequential Brands Group, Inc.*(a)	239,485	3,465,348
Steven Madden Ltd.*	229,011	8,386,383
Tumi Holdings, Inc.*	130,006	2,290,706

		14,142,437

Thrifts & Mortgage Finance — 2.5%
BofI Holding, Inc.*	15,930	2,052,262
LendingTree, Inc.*	68,573	6,379,346
MGIC Investment Corp.*(a)	414,758	3,840,659
Walker & Dunlop, Inc.*	218,256	5,692,116

		17,964,383

Trading Companies & Distributors — 0.3%
Air Lease Corp.	63,967	1,977,860

TOTAL COMMON STOCKS (cost $651,373,886)		713,721,903

	Units
WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	—

TOTAL LONG-TERM INVESTMENTS (cost $651,373,886)		713,721,903

	Shares
SHORT-TERM INVESTMENT — 19.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $141,875,749; includes $139,485,256 of cash collateral for securities on loan)(b)(w)	141,875,749	141,875,749

TOTAL INVESTMENTS — 119.5% (cost $793,249,635)		855,597,652

Liabilities in excess of other assets — (19.5)%		(139,723,905)

NET ASSETS — 100.0%		$715,873,747

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,899,263; cash collateral of $139,485,256 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,794,020	$ —	$ —
Air Freight & Logistics	2,767,638	—	—
Airlines	20,283,787	—	—
Banks	42,001,333	—	—
Biotechnology	70,871,652	—	—
Building Products	19,536,710	—	—
Capital Markets	9,371,692	—	—
Chemicals	11,668,144	—	—
Commercial Services & Supplies	15,623,794	—	—
Communications Equipment	7,748,567	—	—
Construction & Engineering	6,923,638	—	—
Construction Materials	10,177,033	—	—
Consumer Finance	1,513,724	—	—
Distributors	2,473,383	—	—
Diversified Consumer Services	9,998,465	—	—
Diversified Telecommunication Services	9,344,341	—	—
Electrical Equipment	2,853,162	—	—
Electronic Equipment, Instruments & Components	20,116,749	—	—
Energy Equipment & Services	1,269,788	—	—
Food & Staples Retailing	7,182,195	—	—
Food Products	3,743,546	—	—
Health Care Equipment & Supplies	31,933,106	—	—
Health Care Providers & Services	33,945,467	—	—
Health Care Technology	13,085,705	—	—
Hotels, Restaurants & Leisure	37,769,269	—	—
Household Durables	10,561,561	—	—
Insurance	3,477,972	—	—
Internet Software & Services	31,952,728	—	—
IT Services	11,158,872	—	—
Leisure Products	5,599,387	—	—
Life Sciences Tools & Services	3,389,439	—	—
Machinery	17,245,828	—	—
Media	5,009,315	—	—
Multiline Retail	3,931,611	—	—
Oil, Gas & Consumable Fuels	8,695,691	—	—
Pharmaceuticals	10,588,769	—	—
Professional Services	9,410,072	—	—
Real Estate Investment Trusts (REITs)	4,278,872	—	—
Real Estate Management & Development	3,408,135	—	—
Road & Rail	6,163,542	—	—
Semiconductors & Semiconductor Equipment	26,255,258	—	—

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Software	$86,778,059	$ —	$ —
Specialty Retail	26,953,648	—	—
Technology Hardware, Storage & Peripherals	2,781,556	—	—
Textiles, Apparel & Luxury Goods	14,142,437	—	—
Thrifts & Mortgage Finance	17,964,383	—	—
Trading Companies & Distributors	1,977,860	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	—
Affiliated Money Market Mutual Fund	141,875,749	—	—

Total	$855,597,652	$ —	$ —

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.4%
Aerospace & Defense — 2.5%
AAR Corp.	94,900	$1,800,253
Cubic Corp.	38,100	1,597,914
Curtiss-Wright Corp.	59,802	3,732,841
Hexcel Corp.	78,657	3,528,553
Moog, Inc. (Class A Stock)*	5,850	316,310
Teledyne Technologies, Inc.*	25,824	2,331,907
Triumph Group, Inc.	137,007	5,765,255
Vectrus, Inc.*	177,004	3,901,168

		22,974,201

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	78,000	2,695,680

Airlines — 0.7%
Hawaiian Holdings, Inc.*(a)	211,102	5,209,997
JetBlue Airways Corp.*(a)	31,300	806,601

		6,016,598

Auto Components — 1.9%
Cooper Tire & Rubber Co.	170,100	6,720,651
Dana Holding Corp.	86,600	1,375,208
Dorman Products, Inc.*(a)	89,137	4,536,182
Horizon Global Corp.*	224,357	1,978,829
Metaldyne Performance Group, Inc.	47,700	1,002,177
Stoneridge, Inc.*	138,200	1,705,388

		17,318,435

Banks — 16.2%
1st Source Corp.	7,150	220,220
Ameris Bancorp	31,900	917,125
Banc of California, Inc.	346,600	4,252,782
Bank of Marin Bancorp	7,400	355,126
BankUnited, Inc.	59,771	2,136,813
Banner Corp.	16,200	773,874
BBCN Bancorp, Inc.	31,800	477,636
Berkshire Hills Bancorp, Inc.	13,000	358,020
BNC Bancorp	9,100	202,293
Boston Private Financial Holdings, Inc.	189,804	2,220,707
Cascade Bancorp*	55,100	298,091
Cathay General Bancorp	31,200	934,752
Chemical Financial Corp.	13,085	423,300
Citizens & Northern Corp.	13,000	253,760
Columbia Banking System, Inc.	13,171	411,067
Community Trust Bancorp, Inc.	24,146	857,424
CommunityOne Bancorp*	11,800	128,266
ConnectOne Bancorp, Inc.	15,780	304,554
Customers Bancorp, Inc.*	103,240	2,653,268
Eagle Bancorp, Inc.*	162,427	7,390,429
East West Bancorp, Inc.	19,483	748,537
Enterprise Financial Services Corp.	49,400	1,243,398
Fidelity Southern Corp.	92,975	1,965,491
Financial Institutions, Inc.	25,900	641,802
First Bancorp	9,900	168,300
First Busey Corp.	8,566	170,206
First Business Financial Services, Inc.	32,000	752,640
First Citizens BancShares, Inc. (Class A Stock)	2,600	587,600
First Commonwealth Financial Corp.	193,800	1,761,642
First Community Bancshares, Inc.	37,900	678,410
First Financial Bancorp	30,500	581,940
First Financial Corp.	8,200	265,270

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Horizon National Corp.	348,596	$4,943,091
First Interstate Bancsystem, Inc. (Class A Stock)	65,000	1,809,600
First Merchants Corp.	57,100	1,497,162
First Midwest Bancorp, Inc.	52,200	915,588
First NBC Bank Holding Co.*	154,833	5,425,348
First Niagara Financial Group, Inc.	67,517	689,349
First of Long Island Corp. (The)	7,600	205,428
FirstMerit Corp.	335,697	5,931,766
Flushing Financial Corp.	19,300	386,386
Franklin Financial Network, Inc.*	31,500	704,025
Fulton Financial Corp.	188,700	2,283,270
German American Bancorp, Inc.	5,000	146,350
Great Southern Bancorp, Inc.	16,200	701,460
Green Bancorp, Inc.*	25,700	294,522
Hampton Roads Bankshares, Inc.*	31,500	59,850
Hancock Holding Co.	132,968	3,596,784
Hanmi Financial Corp.	235,475	5,933,970
Heartland Financial USA, Inc.	42,000	1,524,180
Heritage Financial Corp.	20,600	387,692
Hilltop Holdings, Inc.*	81,700	1,618,477
Horizon Bancorp	19,600	465,500
Iberiabank Corp.	75,393	4,388,626
Independent Bank Corp.	23,000	1,060,300
Independent Bank Corporation	49,500	730,620
Investors Bancorp, Inc.	342,533	4,226,857
MainSource Financial Group, Inc.	37,800	769,608
MB Financial, Inc.	146,477	4,781,010
National Penn Bancshares, Inc.	345,317	4,057,475
NBT Bancorp, Inc.	55,638	1,498,888
PacWest Bancorp	127,162	5,443,805
Park Sterling Corp.	38,700	263,160
Peoples Financial Services Corp.(a)	22,400	782,432
Pinnacle Financial Partners, Inc.	108,710	5,371,361
Preferred Bank	66,300	2,095,080
PrivateBancorp, Inc.	149,100	5,715,003
Republic Bancorp, Inc. (Class A Stock)	12,646	310,459
Sierra Bancorp	20,600	328,776
Simmons First National Corp. (Class A Stock)	9,000	431,370
South State Corp.	10,711	823,355
Southwest Bancorp, Inc.	81,633	1,339,598
Sterling Bancorp	535,917	7,969,086
Stock Yards Bancorp, Inc.	8,200	298,070
Stonegate Bank	23,200	737,992
TCF Financial Corp.	323,720	4,907,595
Tompkins Financial Corp.	7,400	394,864
Trico Bancshares	99,700	2,449,629
Tristate Capital Holdings, Inc.*	41,400	516,258
Triumph Bancorp, Inc.*	29,500	495,600
Trustmark Corp.	18,700	433,279
Union Bankshares Corp.	17,322	415,728
Webster Financial Corp.	26,500	944,195
WesBanco, Inc.	85,500	2,688,975
West Bancorporation, Inc.	27,800	521,250
Wilshire Bancorp, Inc.	264,900	2,784,099
Wintrust Financial Corp.	58,500	3,125,655
Yadkin Financial Corp.	19,600	421,204

		148,175,803

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.5%
Applied Genetic Technologies Corp.*	3,600	$47,304
Avalanche Biotechnologies, Inc.*	3,300	27,192
Cara Therapeutics, Inc.*	16,600	237,214
Celldex Therapeutics, Inc.*(a)	44,400	467,976
Dicerna Pharmaceuticals, Inc.*	11,500	94,415
Immune Design Corp.*(a)	6,500	79,300
Kite Pharma, Inc.*(a)	13,000	723,840
Lexicon Pharmaceuticals, Inc.*	67,500	724,950
Sage Therapeutics, Inc.*	13,600	575,552
Ultragenyx Pharmaceutical, Inc.*	8,300	799,373
XOMA Corp.*(a)	830,700	624,437
Zafgen, Inc.*	5,300	169,335

		4,570,888

Building Products
Gibraltar Industries, Inc.*	20,600	378,010

Capital Markets — 1.4%
Arlington Asset Investment Corp. (Class A Stock)	144,700	2,033,035
BGC Partners, Inc. (Class A Stock)	145,800	1,198,476
Cowen Group, Inc. (Class A Stock)*(a)	303,214	1,382,656
Federated Investors, Inc. (Class B Stock)(a)	70,108	2,026,121
Hercules Technology Growth Capital, Inc.	250,451	2,532,060
INTL. FCStone, Inc.*	8,600	212,334
Investment Technology Group, Inc.	28,000	373,520
Piper Jaffray Cos.*	51,600	1,866,372
Stifel Financial Corp.*	32,500	1,368,250

		12,992,824

Chemicals — 2.2%
Cabot Corp.	77,116	2,433,781
Flotek Industries, Inc.*(a)	107,860	1,801,262
FutureFuel Corp.	49,300	487,084
Innophos Holdings, Inc.	66,238	2,625,674
Innospec, Inc.	5,500	255,805
Minerals Technologies, Inc.	55,400	2,668,064
Olin Corp.(a)	137,803	2,316,468
Schulman (A.), Inc.	47,000	1,526,090
Sensient Technologies Corp.	57,863	3,547,002
Trinseo SA*(a)	84,300	2,128,575

		19,789,805

Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	131,700	3,596,727
ACCO Brands Corp.*	526,900	3,725,183
ARC Document Solutions, Inc.*	65,400	389,130
Clean Harbors, Inc.*(a)	96,135	4,227,056
Essendant, Inc.	14,600	473,478
G&K Services, Inc. (Class A Stock)	41,863	2,788,913
KAR Auction Services, Inc.	71,295	2,530,973
Kimball International, Inc. (Class B Stock)	58,200	550,572
Matthews International Corp. (Class A Stock)	76,220	3,732,493
Quad Graphics, Inc.	337,200	4,080,120
RR Donnelley & Sons Co.(a)	31,734	462,047
Team, Inc.*	78,150	2,510,178
Tetra Tech, Inc.	156,272	3,798,972
Viad Corp.	51,700	1,498,783
West Corp.	46,400	1,039,360

		35,403,985

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.8%
Comtech Telecommunications Corp.	35,100	$723,411
EMCORE Corp.*	282,600	1,921,680
Extreme Networks, Inc.*	269,200	904,512
Ixia*	290,251	4,205,737

		7,755,340

Construction & Engineering — 1.3%
Argan, Inc.	54,700	1,896,996
EMCOR Group, Inc.	179,605	7,947,521
Orion Marine Group, Inc.*	164,854	985,827
Tutor Perini Corp.*	56,500	929,990

		11,760,334

Consumer Finance — 0.4%
Cash America International, Inc.	142,000	3,971,740

Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	92,084	2,768,966
Silgan Holdings, Inc.	54,037	2,812,085

		5,581,051

Diversified Consumer Services — 0.1%
K12, Inc.*	102,200	1,271,368

Diversified Financial Services
Gain Capital Holdings, Inc.	25,100	182,728

Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.(a)	78,472	2,131,300
IDT Corp. (Class B Stock)	86,100	1,231,230
Inteliquent, Inc.	205,500	4,588,815

		7,951,345

Electric Utilities — 3.8%
Cleco Corp.	37,200	1,980,528
El Paso Electric Co.	39,800	1,465,436
Empire District Electric Co. (The)	29,100	641,073
Genie Energy Ltd. (Class B Stock)(a)	42,900	353,067
Great Plains Energy, Inc.	306,995	8,295,005
IDACORP, Inc.	107,109	6,931,023
MGE Energy, Inc.	18,600	766,134
PNM Resources, Inc.	49,400	1,385,670
Portland General Electric Co.	210,740	7,791,058
Spark Energy, Inc. (Class A Stock)(a)	44,300	733,165
UIL Holdings Corp.	48,300	2,428,041
Unitil Corp.	15,400	567,952
Westar Energy, Inc.	32,700	1,256,988

		34,595,140

Electrical Equipment — 1.5%
EnerSys	36,300	1,944,954
Generac Holdings, Inc.*(a)	126,100	3,794,349
General Cable Corp.	314,400	3,741,360
Regal-Beloit Corp.	72,361	4,084,778

		13,565,441

Electronic Equipment, Instruments & Components — 2.6%
Benchmark Electronics, Inc.*	140,600	3,059,456
Coherent, Inc.*	43,568	2,383,170
Fabrinet (Thailand)*	117,400	2,151,942
GSI Group, Inc.*	39,700	505,381
Insight Enterprises, Inc.*	207,700	5,369,045
Kimball Electronics, Inc.*	111,775	1,333,476
Littelfuse, Inc.	11,300	1,029,995

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	305,768	$6,534,262
Vishay Intertechnology, Inc.	176,900	1,714,161

		24,080,888

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.(a)	242,300	3,588,463
Basic Energy Services, Inc.*(a)	26,700	88,110
C&J Energy Services Ltd.*(a)	166,100	584,672
Forum Energy Technologies, Inc.*	39,000	476,190
Helix Energy Solutions Group, Inc.*	156,400	749,156
Hornbeck Offshore Services, Inc.*(a)	77,100	1,043,163
Parker Drilling Co.*	221,900	583,597
Superior Energy Services, Inc.	33,069	417,661
Tesco Corp.	17,300	123,522

		7,654,534

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	24,850	846,391
Casey’s General Stores, Inc.	18,411	1,894,860
Rite Aid Corp.*	358,300	2,174,881
SpartanNash Co.	99,100	2,561,735
SUPERVALU, Inc.*	425,400	3,054,372
Village Super Market, Inc. (Class A Stock)	11,600	273,876

		10,806,115

Food Products — 1.6%
Blue Buffalo Pet Products, Inc.*(a)	27,200	487,152
Darling Ingredients, Inc.*	376,021	4,226,476
Dean Foods Co.	6,900	113,988
John B. Sanfilippo & Son, Inc.	27,300	1,399,398
Pinnacle Foods, Inc.	44,900	1,880,412
Snyder’s-Lance, Inc.	63,723	2,149,377
TreeHouse Foods, Inc.*	58,285	4,533,990

		14,790,793

Gas Utilities — 1.6%
Laclede Group, Inc. (The)	17,600	959,728
New Jersey Resources Corp.	199,500	5,990,985
Northwest Natural Gas Co.	34,900	1,599,816
Southwest Gas Corp.	48,900	2,851,848
WGL Holdings, Inc.	52,000	2,998,840

		14,401,217

Health Care Equipment & Supplies — 1.2%
Cynosure, Inc. (Class A Stock)*	44,300	1,330,772
Greatbatch, Inc.*	9,700	547,274
ICU Medical, Inc.*	27,500	3,011,250
NuVasive, Inc.*	52,800	2,546,016
Sientra, Inc.*	9,000	91,350
Teleflex, Inc.(a)	25,108	3,118,665

		10,645,327

Health Care Providers & Services — 2.4%
Alliance HealthCare Services, Inc.*	5,500	53,680
Amsurg Corp.*	100,821	7,834,800
Cross Country Healthcare, Inc.*	220,500	3,001,005
HealthSouth Corp.	127,600	4,896,012
Kindred Healthcare, Inc.	53,000	834,750
Molina Healthcare, Inc.*(a)	63,400	4,365,090
PharMerica Corp.*	12,800	364,416
WellCare Health Plans, Inc.*	3,100	267,158

		21,616,911

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.3%
Bojangles’, Inc.*(a)	6,300	$106,470
Dave & Buster’s Entertainment, Inc.*	12,200	461,526
Fogo De Chao, Inc.*(a)	10,500	163,800
Isle of Capri Casinos, Inc.*	52,000	906,880
Ruth’s Hospitality Group, Inc.	81,300	1,320,312
Speedway Motorsports, Inc.	9,518	171,800

		3,130,788

Household Durables — 1.2%
Ethan Allen Interiors, Inc.	52,768	1,393,603
Helen of Troy Ltd.*	72,300	6,456,390
Lifetime Brands, Inc.	48,031	671,473
Ryland Group, Inc. (The)	40,300	1,645,449
Skullcandy, Inc.*	208,951	1,155,499

		11,322,414

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	174,400	2,809,584

Independent Power & Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)	404,300	751,998
Dynegy, Inc.*	147,600	3,050,892
Ormat Technologies, Inc.(a)	11,600	394,748

		4,197,638

Insurance — 6.2%
American Equity Investment Life Holding Co.(a)	215,500	5,023,305
AMERISAFE, Inc.	53,000	2,635,690
AmTrust Financial Services, Inc.	33,269	2,095,282
Aspen Insurance Holdings Ltd.	34,100	1,584,627
Assured Guaranty Ltd.	26,600	665,000
CNO Financial Group, Inc.	356,046	6,697,225
Employers Holdings, Inc.	99,469	2,217,164
Endurance Specialty Holdings Ltd.	38,091	2,324,694
Fidelity & Guaranty Life	39,000	957,060
First American Financial Corp.	23,100	902,517
Hanover Insurance Group, Inc. (The)	81,228	6,311,416
Horace Mann Educators Corp.	157,806	5,242,315
Infinity Property & Casualty Corp.	63,958	5,151,177
Maiden Holdings Ltd.	238,000	3,303,440
Selective Insurance Group, Inc.	43,000	1,335,580
Stewart Information Services Corp.	44,100	1,804,131
Symetra Financial Corp.	94,800	2,999,472
United Fire Group, Inc.	18,500	648,425
Validus Holdings Ltd.	113,283	5,105,665

		57,004,185

Internet Software & Services — 0.1%
Blucora, Inc.*	92,300	1,270,971

IT Services — 1.5%
Everi Holdings, Inc.*	301,000	1,544,130
ExlService Holdings, Inc.*	124,489	4,597,379
Heartland Payment Systems, Inc.	67,796	4,271,826
Sykes Enterprises, Inc.*	144,800	3,692,400

		14,105,735

Leisure Products — 0.6%
Arctic Cat, Inc.(a)	78,806	1,747,917
Callaway Golf Co.	374,753	3,129,188
MCBC Holdings, Inc.*	31,800	412,128

		5,289,233

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	72,951	$4,633,848
PerkinElmer, Inc.	90,777	4,172,111

		8,805,959

Machinery — 3.3%
Actuant Corp. (Class A Stock)	149,215	2,744,064
Altra Industrial Motion Corp.	85,371	1,973,777
EnPro Industries, Inc.	80,101	3,137,556
Global Brass & Copper Holdings, Inc.	213,600	4,380,936
Hurco Cos., Inc.	6,300	165,312
Hyster-Yale Materials Handling, Inc.	19,300	1,116,119
ITT Corp.	122,784	4,104,669
Kadant, Inc.	56,200	2,192,362
Meritor, Inc.*	296,600	3,152,858
Trimas Corp.*	224,423	3,669,316
Watts Water Technologies, Inc. (Class A Stock)	65,921	3,481,947

		30,118,916

Marine — 0.6%
Matson, Inc.	135,600	5,219,244

Media — 0.7%
EW Scripps Co. (The) (Class A Stock) (Class A Stock)	218,363	3,858,474
Journal Media Group, Inc.	68,557	514,177
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	80,616	2,041,197

		6,413,848

Metals & Mining — 0.9%
Allegheny Technologies, Inc.(a)	234,695	3,327,975
Commercial Metals Co.	201,400	2,728,970
Schnitzer Steel Industries, Inc. (Class A Stock)	108,100	1,463,674
Worthington Industries, Inc.	33,500	887,080

		8,407,699

Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.*	15,300	247,401

Multi-Utilities — 0.5%
NorthWestern Corp.	80,417	4,328,847

Oil, Gas & Consumable Fuels — 2.9%
Bill Barrett Corp.*(a)	97,900	323,070
Bonanza Creek Energy, Inc.*	72,100	293,447
Callon Petroleum Co.*(a)	544,700	3,970,863
Carrizo Oil & Gas, Inc.*	52,670	1,608,542
Delek US Holdings, Inc.	84,600	2,343,420
Diamondback Energy, Inc.*	36,790	2,376,634
Energy XXI Ltd.(a)	57,419	60,290
Gastar Exploration, Inc.*	98,500	113,275
Green Plains, Inc.	134,900	2,625,154
Memorial Resource Development Corp.*	130,689	2,297,513
Oasis Petroleum, Inc.*(a)	156,325	1,356,901
Pacific Ethanol, Inc.*(a)	195,600	1,269,444
Panhandle Oil and Gas, Inc. (Class A Stock)	10,900	176,144
Renewable Energy Group, Inc.*	210,400	1,742,112
REX American Resources Corp.*(a)	16,000	809,920
Rex Energy Corp.*(a)	901,900	1,866,933
SandRidge Energy, Inc.*(a)	311,300	84,051

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Stone Energy Corp.*	90,800	$450,368
Western Refining, Inc.	6,500	286,780
World Fuel Services Corp.	65,890	2,358,862

		26,413,723

Paper & Forest Products — 0.1%
Domtar Corp.	15,300	546,975
P.H. Glatfelter Co.	17,200	296,184
Schweitzer-Mauduit International, Inc.	7,400	254,412

		1,097,571

Personal Products
Revlon, Inc. (Class A Stock)*	15,400	453,530

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	34,700	405,643
Impax Laboratories, Inc.*	20,100	707,721
Medicines Co. (The)*	31,600	1,199,536
Revance Therapeutics, Inc.*(a)	10,100	300,576
ZS Pharma, Inc.*	3,600	236,376

		2,849,852

Professional Services — 2.4%
CRA International, Inc.*	25,400	548,132
Heidrick & Struggles International, Inc.	32,100	624,345
Huron Consulting Group, Inc.*	76,127	4,760,221
Kelly Services, Inc. (Class A Stock)	119,900	1,695,386
Korn/Ferry International	225,648	7,462,179
Resources Connection, Inc.	83,500	1,258,345
RPX Corp.*	78,100	1,071,532
TriNet Group, Inc.*	101,520	1,705,536
TrueBlue, Inc.*	57,700	1,296,519
VSE Corp.	31,000	1,242,170

		21,664,365

Real Estate Investment Trusts (REITs) — 11.2%
Acadia Realty Trust	13,700	411,959
Agree Realty Corp.	12,600	376,110
American Assets Trust, Inc.	15,700	641,502
American Campus Communities, Inc.	49,000	1,775,760
Anworth Mortgage Asset Corp.	415,200	2,051,088
Armada Hoffler Properties, Inc.	25,400	248,158
ARMOUR Residential REIT, Inc.	55,400	1,110,216
Ashford Hospitality Prime, Inc.	91,441	1,282,917
Ashford Hospitality Trust, Inc.	394,800	2,408,280
Blackstone Mortgage Trust, Inc. (Class A Stock)	268,965	7,380,400
Bluerock Residential Growth REIT, Inc.	38,700	463,626
Capstead Mortgage Corp.	377,900	3,737,431
Cedar Realty Trust, Inc.	181,000	1,124,010
Chambers Street Properties(a)	300,400	1,949,596
Chatham Lodging Trust	33,700	723,876
Chesapeake Lodging Trust	54,800	1,428,088
CoreSite Realty Corp.	71,100	3,657,384
Corporate Office Properties Trust	221,460	4,657,304
Cousins Properties, Inc.	367,900	3,392,038
CyrusOne, Inc.	62,800	2,051,048
DCT Industrial Trust, Inc.	102,700	3,456,882
DiamondRock Hospitality Co.	425,600	4,702,880
EastGroup Properties, Inc.	6,100	330,498
Education Realty Trust, Inc.	161,357	5,316,713
EPR Properties	16,700	861,219

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Equity One, Inc.	130,169	$3,168,313
Extra Space Storage, Inc.	19,600	1,512,336
FelCor Lodging Trust, Inc.	115,200	814,464
First Industrial Realty Trust, Inc.	238,200	4,990,290
Franklin Street Properties Corp.	14,100	151,575
Geo Group, Inc. (The)	59,500	1,769,530
Getty Realty Corp.	16,400	259,120
Government Properties Income Trust	13,000	208,000
Hersha Hospitality Trust	166,625	3,775,723
Home Properties, Inc.	6,500	485,875
Hudson Pacific Properties, Inc.	27,300	785,967
Kite Realty Group Trust	88,300	2,102,423
LaSalle Hotel Properties	13,000	369,070
Lexington Realty Trust(a)	249,378	2,019,962
LTC Properties, Inc.	22,500	960,075
National Storage Affiliates Trust	42,800	579,940
Parkway Properties, Inc.	117,200	1,823,632
Potlatch Corp.	94,700	2,726,413
QTS Realty Trust, Inc. (Class A Stock)	19,900	869,431
RAIT Financial Trust	178,300	884,368
Ramco-Gershenson Properties Trust	35,600	534,356
Redwood Trust, Inc.	203,800	2,820,592
Retail Opportunity Investments Corp.	216,500	3,580,910
Rouse Properties, Inc.	39,000	607,620
Silver Bay Realty Trust Corp.	61,000	976,610
Summit Hotel Properties, Inc.	372,900	4,351,743
Sun Communities, Inc.	16,700	1,131,592
Sunstone Hotel Investors, Inc.	216,357	2,862,403

		102,661,316

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	43,700	1,500,221

Road & Rail — 0.7%
AMERCO	13,401	5,272,891
ArcBest Corp.	29,700	765,369
Universal Truckload Services, Inc.	9,900	154,143

		6,192,403

Semiconductors & Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd.*	59,735	465,336
Amkor Technology, Inc.*	181,600	815,384
Cypress Semiconductor Corp.*	300,411	2,559,502
Fairchild Semiconductor International, Inc.*	112,700	1,582,308
First Solar, Inc.*	51,500	2,201,625
IXYS Corp.	60,200	671,832
M/A-COM Technology Solutions Holdings, Inc.*(a)	92,809	2,690,533
MKS Instruments, Inc.	155,598	5,217,201
Semtech Corp.*	201,081	3,036,323
Ultra Clean Holdings, Inc.*	267,200	1,533,728
Xcerra Corp.*	112,600	707,128

		21,480,900

Software — 3.6%
A10 Networks, Inc.*	199,600	1,195,604
BroadSoft, Inc.*(a)	167,194	5,009,132
Cadence Design Systems, Inc.*(a)	55,970	1,157,460
EnerNOC, Inc.*(a)	189,600	1,497,840
Fair Isaac Corp.	45,838	3,873,311
Imperva, Inc.*	40,400	2,645,392
Progress Software Corp.*	26,000	671,580

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
PTC, Inc.*	151,680	$4,814,323
RingCentral, Inc. (Class A Stock)*	122,900	2,230,635
Rovi Corp.*	69,100	724,859
Solera Holdings, Inc.	60,198	3,250,692
Take-Two Interactive Software, Inc.*(a)	223,700	6,426,901

		33,497,729

Specialty Retail — 3.4%
American Eagle Outfitters, Inc.	317,830	4,967,683
Barnes & Noble Education, Inc.*	21,108	268,283
Barnes & Noble, Inc.	33,200	402,052
Big 5 Sporting Goods Corp.	56,500	586,470
Cabela’s, Inc.*(a)	68,054	3,103,262
Caleres, Inc.	61,100	1,865,383
Cato Corp. (The) (Class A Stock)	16,300	554,689
Children’s Place, Inc. (The)	69,200	3,990,764
Citi Trends, Inc.	42,300	988,974
DSW, Inc. (Class A Stock)	97,999	2,480,355
Express, Inc.*	168,140	3,004,662
Men’s Wearhouse, Inc. (The)	60,340	2,565,657
Office Depot, Inc.*	640,600	4,112,652
Party City Holdco, Inc.*(a)	16,600	265,102
Pier 1 Imports, Inc.(a)	186,086	1,283,993
Tilly’s, Inc. (Class A Stock)*	101,900	749,984

		31,189,965

Technology Hardware, Storage & Peripherals — 0.3%
Diebold, Inc.	89,979	2,678,675

Textiles, Apparel & Luxury Goods — 0.5%
Oxford Industries, Inc.	22,828	1,686,533
Steven Madden Ltd.*	74,799	2,739,139

		4,425,672

Thrifts & Mortgage Finance — 2.1%
BankFinancial Corp.	9,300	115,599
Charter Financial Corp.	36,300	460,284
First Defiance Financial Corp.	17,700	647,112
Flagstar Bancorp, Inc.*	313,770	6,451,111
HomeStreet, Inc.*	198,400	4,583,040
Meta Financial Group, Inc.	15,100	630,727
PennyMac Financial Services, Inc. (Class A Stock)*	151,400	2,422,400
Provident Financial Services, Inc.	30,100	586,950
United Community Financial Corp.	46,100	230,500
Walker & Dunlop, Inc.*	120,100	3,132,208
WSFS Financial Corp.	6,600	190,146

		19,450,077

Water Utilities — 0.3%
American States Water Co.	34,200	1,415,880
Artesian Resources Corp. (Class A Stock)	7,400	178,636
California Water Service Group	27,500	608,300
Consolidated Water Co., Ltd. (Cayman Islands)	30,500	353,800

		2,556,616

TOTAL COMMON STOCKS (cost $891,073,915)		901,731,578

TOTAL LONG-TERM INVESTMENTS (cost $891,073,915)		901,731,578

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 8.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $79,084,562; includes $68,828,949 of cash collateral for securities on loan)(b)(w)	79,084,562	$79,084,562

TOTAL INVESTMENTS — 107.0% (cost $970,158,477)		980,816,140

Liabilities in excess of other assets(x) — (7.0)%		(63,826,239)

NET ASSETS — 100.0%		$916,989,901

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,112,859; cash collateral of $68,828,949 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
94	Russell 2000 Mini Index	Dec. 2015	10,847,600	10,301,460	$(546,140)

(1)	Cash of $859,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,974,201	$ —	$ —
Air Freight & Logistics	2,695,680	—	—
Airlines	6,016,598	—	—
Auto Components	17,318,435	—	—
Banks	148,175,803	—	—
Biotechnology	4,570,888	—	—
Building Products	378,010	—	—
Capital Markets	12,992,824	—	—
Chemicals	19,789,805	—	—
Commercial Services & Supplies	35,403,985	—	—
Communications Equipment	7,755,340	—	—
Construction & Engineering	11,760,334	—	—
Consumer Finance	3,971,740	—	—
Containers & Packaging	5,581,051	—	—
Diversified Consumer Services	1,271,368	—	—
Diversified Financial Services	182,728	—	—
Diversified Telecommunication Services	7,951,345	—	—
Electric Utilities	34,595,140	—	—
Electrical Equipment	13,565,441	—	—
Electronic Equipment, Instruments & Components	24,080,888	—	—
Energy Equipment & Services	7,654,534	—	—
Food & Staples Retailing	10,806,115	—	—
Food Products	14,790,793	—	—
Gas Utilities	14,401,217	—	—
Health Care Equipment & Supplies	10,645,327	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Health Care Providers & Services	$21,616,911	$ —	$ —
Hotels, Restaurants & Leisure	3,130,788	—	—
Household Durables	11,322,414	—	—
Household Products	2,809,584	—	—
Independent Power & Renewable Electricity Producers	4,197,638	—	—
Insurance	57,004,185	—	—
Internet Software & Services	1,270,971	—	—
IT Services	14,105,735	—	—
Leisure Products	5,289,233	—	—
Life Sciences Tools & Services	8,805,959	—	—
Machinery	30,118,916	—	—
Marine	5,219,244	—	—
Media	6,413,848	—	—
Metals & Mining	8,407,699	—	—
Multiline Retail	247,401	—	—
Multi-Utilities	4,328,847	—	—
Oil, Gas & Consumable Fuels	26,413,723	—	—
Paper & Forest Products	1,097,571	—	—
Personal Products	453,530	—	—
Pharmaceuticals	2,849,852	—	—
Professional Services	21,664,365	—	—
Real Estate Investment Trusts (REITs)	102,661,316	—	—
Real Estate Management & Development	1,500,221	—	—
Road & Rail	6,192,403	—	—
Semiconductors & Semiconductor Equipment	21,480,900	—	—
Software	33,497,729	—	—
Specialty Retail	31,189,965	—	—
Technology Hardware, Storage & Peripherals	2,678,675	—	—
Textiles, Apparel & Luxury Goods	4,425,672	—	—
Thrifts & Mortgage Finance	19,450,077	—	—
Water Utilities	2,556,616	—	—
Affiliated Money Market Mutual Fund	79,084,562	—	—
Other Financial Instruments*
Futures	(546,140)	—	—

Total	$980,270,000	$ —	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.2%
COMMON STOCKS — 54.2%
Aerospace & Defense — 1.0%
Boeing Co. (The)	353,500	$46,290,825
BWX Technologies, Inc.	20,550	541,698
DigitalGlobe, Inc.*	26,260	499,465
HEICO Corp. (Class A Stock)	36,097	1,639,165
Honeywell International, Inc.	210,900	19,970,121
Rolls-Royce Holdings PLC (United Kingdom), SGMX*	1,002,665	10,285,477
Textron, Inc.	473,200	17,811,248
United Technologies Corp.	109,200	9,717,708

		106,755,707

Air Freight & Logistics — 0.2%
FedEx Corp.	132,700	19,106,146
XPO Logistics, Inc.*(a)	23,200	552,856

		19,659,002

Airlines — 0.5%
Alaska Air Group, Inc.	15,200	1,207,640
Allegiant Travel Co.	6,300	1,362,375
American Airlines Group, Inc.	472,100	18,331,643
Delta Air Lines, Inc.	388,400	17,427,508
United Continental Holdings, Inc.*	201,400	10,684,270

		49,013,436

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	267,100	8,961,730
Autoliv, Inc. (Sweden)	40,386	4,389,560
BorgWarner, Inc.	136,000	5,656,240
Gentherm, Inc.*(a)	22,800	1,024,176
GKN PLC (United Kingdom)	2,938,646	11,936,353
Johnson Controls, Inc.	339,200	14,029,312
Koito Manufacturing Co. Ltd. (Japan)	74,900	2,447,462
Sumitomo Rubber Industries Ltd. (Japan)	451,400	6,265,964
Visteon Corp.*	11,900	1,204,756

		55,915,553

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	82,569	7,203,580
Harley-Davidson, Inc.(a)	174,000	9,552,600
Honda Motor Co. Ltd. (Japan)	333,200	9,944,925
Mitsubishi Motors Corp. (Japan)	720,800	5,512,902
Suzuki Motor Corp. (Japan)	302,300	9,295,710
Tesla Motors, Inc.*(a)	33,160	8,236,944
Toyota Motor Corp. (Japan)	293,100	17,160,394

		66,907,055

Banks — 4.0%
Australia & New Zealand Banking Group Ltd. (Australia)	799,418	15,273,829
Bank of America Corp.	1,336,691	20,825,646
Bank of Yokohama Ltd. (The) (Japan)	513,000	3,118,029
BankUnited, Inc.	46,700	1,669,525
Barclays PLC (United Kingdom), ADR(a)	480,406	7,100,401
Blue Hills Bancorp, Inc.	16,700	231,295
BNP Paribas SA (France)	291,316	17,151,060
Citigroup, Inc.	1,046,531	51,918,403
Commerzbank AG (Germany)*	400,904	4,234,283
Danske Bank A/S (Denmark)	427,701	12,925,274
DBS Group Holdings Ltd. (Singapore)	769,762	8,786,326
DNB ASA (Norway)	1,179,683	15,352,832
East West Bancorp, Inc.	8,000	307,360

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Niagara Financial Group, Inc.	152,900	$1,561,109
Home BancShares, Inc.	50,368	2,039,904
ING Groep NV (Netherlands), CVA	1,234,508	17,449,997
Intesa Sanpaolo SpA (Italy)	4,799,893	16,956,672
JPMorgan Chase & Co.	958,268	58,425,600
Lloyds Banking Group PLC (United Kingdom)	10,867,278	12,371,929
M&T Bank Corp.(a)	158,100	19,280,295
National Bank Holdings Corp. (Class A Stock)	42,300	868,419
National Bank of Canada (Canada)	324,700	10,365,096
Nordea Bank AB (Sweden)	1,130,840	12,616,236
Prosperity Bancshares, Inc.	9,700	476,367
Royal Bank of Scotland Group PLC (United Kingdom)*	1,683,707	8,033,107
Sandy Spring Bancorp, Inc.	23,300	609,994
Signature Bank*	6,200	852,872
Standard Chartered PLC (United Kingdom) .	498,940	4,842,168
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,500,810	12,830,627
SVB Financial Group*	5,500	635,470
Svenska Handelsbanken AB (Sweden) (Class A Stock)	803,733	11,529,437
Swedbank AB (Sweden) (Class A Stock)	496,488	10,982,487
Texas Capital Bancshares, Inc.*	20,900	1,095,578
United Overseas Bank Ltd. (Singapore)	842,100	10,995,394
Wells Fargo & Co.	689,708	35,416,506
Westamerica Bancorporation(a)	11,600	515,504
Western Alliance Bancorp*	63,900	1,962,369

		411,607,400

Beverages — 1.1%
Coca-Cola Co. (The)	710,700	28,513,284
Coca-Cola Enterprises, Inc.	213,400	10,317,890
Dr. Pepper Snapple Group, Inc.	120,300	9,509,715
Kirin Holdings Co. Ltd. (Japan)	510,600	6,697,398
Molson Coors Brewing Co. (Class B Stock)	80,500	6,683,110
PepsiCo, Inc.	451,746	42,599,648
Pernod Ricard SA (France)	84,460	8,527,829

		112,848,874

Biotechnology — 1.3%
Acceleron Pharma, Inc.*	31,900	794,310
Alexion Pharmaceuticals, Inc.*	100,000	15,639,000
Alkermes PLC*	8,500	498,695
Alnylam Pharmaceuticals, Inc.*(a)	11,600	932,176
Amgen, Inc.	95,900	13,264,888
Baxalta, Inc.	190,600	6,005,806
Biogen, Inc.*	42,900	12,518,649
BioMarin Pharmaceutical, Inc.*	13,300	1,400,756
Celgene Corp.*	113,800	12,309,746
CSL Ltd. (Australia)	112,480	7,078,751
Exelixis, Inc.*(a)	234,400	1,314,984
Gilead Sciences, Inc.	349,296	34,297,374
Incyte Corp.*	65,000	7,171,450
Intercept Pharmaceuticals, Inc.*(a)	2,000	331,720
Isis Pharmaceuticals, Inc.*(a)	22,200	897,324
Neurocrine Biosciences, Inc.*	45,600	1,814,424
Regeneron Pharmaceuticals, Inc.*	22,800	10,605,192
United Therapeutics Corp.*(a)	10,467	1,373,689

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	70,667	$7,359,261

		135,608,195

Building Products — 0.1%
A.O. Smith Corp.	20,300	1,323,357
Allegion PLC	139,600	8,049,336

		9,372,693

Capital Markets — 1.5%
Ameriprise Financial, Inc.	107,055	11,682,912
Bank of New York Mellon Corp. (The)	455,100	17,817,165
BlackRock, Inc.	31,300	9,310,811
Close Brothers Group PLC (United Kingdom)	115,825	2,619,820
Credit Suisse Group AG (Switzerland)*	394,268	9,476,957
Deutsche Bank AG (Germany)	120,158	3,242,745
E*TRADE Financial Corp.*	264,400	6,961,652
Financial Engines, Inc.(a)	27,800	819,266
GAM Holding AG (Switzerland)*	509,893	8,974,912
Goldman Sachs Group, Inc. (The)	32,200	5,595,072
LPL Financial Holdings, Inc.(a)	114,600	4,557,642
Macquarie Group Ltd. (Australia)	214,118	11,604,186
Morgan Stanley	678,700	21,379,050
Northern Trust Corp.	161,700	11,021,472
Och-Ziff Capital Management Group LLC (Class A Stock)	285,400	2,491,542
State Street Corp.	285,600	19,195,176
TD Ameritrade Holding Corp.	189,500	6,033,680
Waddell & Reed Financial, Inc. (Class A Stock)	32,200	1,119,594

		153,903,654

Chemicals — 1.5%
Agrium, Inc. (Canada)	12,300	1,100,850
Air Products & Chemicals, Inc.	53,700	6,851,046
Airgas, Inc.	117,200	10,469,476
Asahi Kasei Corp. (Japan)	1,260,000	8,884,818
Ashland, Inc.	158,900	15,988,518
BASF SE (Germany)	108,937	8,331,915
Cabot Corp.	17,700	558,612
Celanese Corp. (Class A Stock)	224,700	13,295,499
CF Industries Holdings, Inc.	97,000	4,355,300
Cytec Industries, Inc.	11,200	827,120
Dow Chemical Co. (The)	9,500	402,800
E.I. du Pont de Nemours & Co.	328,100	15,814,420
Ecolab, Inc.	116,250	12,754,950
Flotek Industries, Inc.*(a)	76,100	1,270,870
International Flavors & Fragrances, Inc.	5,100	526,626
Johnson Matthey PLC (United Kingdom)	10,205	378,358
Koppers Holdings, Inc.	10,800	217,836
LG Chem Ltd. (South Korea)	1,870	453,285
Minerals Technologies, Inc.	13,400	645,344
Monsanto Co.	144,600	12,340,164
NewMarket Corp.	1,600	571,200
PolyOne Corp.	6,500	190,710
Potash Corp. of Saskatchewan, Inc. (Canada)	16,700	343,185
Praxair, Inc.	41,700	4,247,562
RPM International, Inc.	237,800	9,961,442
Senomyx, Inc.*(a)	191,500	854,090
Sherwin-Williams Co. (The)	19,600	4,366,488

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Syngenta AG (Switzerland), ADR	48,300	$3,080,574
Tosoh Corp. (Japan)	395,000	1,900,971
Umicore SA (Belgium)	230,064	8,872,769
Victrex PLC (United Kingdom)	31,953	857,546

		150,714,344

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	127,940	761,243
Clean Harbors, Inc.*	11,400	501,258
Mobile Mini, Inc.(a)	26,750	823,633
Performant Financial Corp.*	74,400	180,048
Tyco International PLC	475,800	15,920,268

		18,186,450

Communications Equipment — 0.6%
Cisco Systems, Inc.	898,294	23,580,217
Finisar Corp.*	46,237	514,618
Palo Alto Networks, Inc.*	7,300	1,255,600
QUALCOMM, Inc.	499,000	26,811,270
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	895,185	8,781,431

		60,943,136

Construction & Engineering
Aegion Corp.*	37,600	619,648

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	124,500	368,084
Martin Marietta Materials, Inc.	51,700	7,855,815
Vulcan Materials Co.	166,900	14,887,480

		23,111,379

Consumer Finance — 0.2%
Ally Financial, Inc., CVT*	304,900	6,213,862
American Express Co.	90,400	6,701,352
Credit Saison Co. Ltd. (Japan)	436,100	7,922,696

		20,837,910

Containers & Packaging — 0.1%
Avery Dennison Corp.	5,100	288,507
Ball Corp.	86,100	5,355,420
Bemis Co., Inc.	10,800	427,356
BillerudKorsnas AB (Sweden)	27,013	388,940
Myers Industries, Inc.	32,400	434,160
Vidrala SA (Spain)	7,343	344,697
WestRock Co.	15,890	817,382

		8,056,462

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	13,142	359,828
Houghton Mifflin Harcourt Co.*	33,900	688,509

		1,048,337

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	128,900	16,808,560
CBOE Holdings, Inc.	22,500	1,509,300
Challenger Ltd. (Australia)	1,620,899	8,180,102
CME Group, Inc.	98,200	9,107,068
Intercontinental Exchange, Inc.	53,800	12,642,462
London Stock Exchange Group PLC (United Kingdom)	142,760	5,232,746
McGraw Hill Financial, Inc.	36,800	3,183,200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	941,000	$4,145,525
MSCI, Inc.	34,600	2,057,316

		62,866,279

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	813,671	26,509,401
Nippon Telegraph & Telephone Corp. (Japan)	630,000	22,190,892
Telecom Italia SpA (Italy)	7,316,376	7,503,772
Telefonica Deutschland Holding AG (Germany)	1,394,270	8,525,967
Telefonica SA (Spain)	750,632	9,106,707
Telstra Corp. Ltd. (Australia)	974,092	3,851,275
Verizon Communications, Inc.	791,100	34,420,761

		112,108,775

Electric Utilities — 0.9%
American Electric Power Co., Inc.	280,300	15,937,858
Edison International	313,300	19,759,831
Entergy Corp.	15,800	1,028,580
Exelon Corp.	195,100	5,794,470
FirstEnergy Corp.	684,708	21,438,207
Great Plains Energy, Inc.	45,700	1,234,814
OGE Energy Corp.	44,600	1,220,256
PNM Resources, Inc.	67,000	1,879,350
SSE PLC (United Kingdom)	416,481	9,426,195
Xcel Energy, Inc.	320,200	11,338,282

		89,057,843

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	439,483	7,776,004
Babcock & Wilcox Enterprises, Inc.*	15,475	259,980
Legrand SA (France)	186,462	9,920,405
Mitsubishi Electric Corp. (Japan)	1,724,000	15,792,773
Sensata Technologies Holding NV*	287,500	12,747,750

		46,496,912

Electronic Equipment, Instruments & Components — 0.2%
AVX Corp.	42,000	549,780
Belden, Inc.	11,850	553,277
FEI Co.	11,000	803,440
Hamamatsu Photonics KK (Japan)	177,200	4,010,247
Keysight Technologies, Inc.*	137,600	4,243,584
RealD, Inc.*	86,100	827,421
TE Connectivity Ltd. (Switzerland)	126,100	7,552,129

		18,539,878

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	112,924	390,812
Amec Foster Wheeler PLC (United Kingdom)	38,107	413,945
Atwood Oceanics, Inc.(a)	19,500	288,795
Baker Hughes, Inc.	7,400	385,096
Cameron International Corp.*	17,300	1,060,836
CARBO Ceramics, Inc.(a)	17,600	334,224
China Oilfield Services Ltd. (China) (Class H Stock)	2,152,000	2,169,187
Dril-Quip, Inc.*	8,800	512,336
Exterran Holdings, Inc.	31,500	567,000
FMC Technologies, Inc.*	9,500	294,500
Gulf Island Fabrication, Inc.	22,350	235,345

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Halliburton Co.	410,600	$14,514,710
Helix Energy Solutions Group, Inc.*	47,300	226,567
John Wood Group PLC (United Kingdom)	42,022	391,744
National Oilwell Varco, Inc.(a)	140,300	5,282,295
Newpark Resources, Inc.*	95,000	486,400
Noble Corp. PLC(a)	27,100	295,661
Oceaneering International, Inc.	8,200	322,096
Patterson-UTI Energy, Inc.	17,000	223,380
RPC, Inc.	36,500	323,025
Schlumberger Ltd.	6,200	427,614
Tesco Corp.	84,060	600,188
TETRA Technologies, Inc.*	41,500	245,265
WorleyParsons Ltd. (Australia)	457,553	1,915,423

		31,906,444

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.(a)	12,700	1,307,084
Costco Wholesale Corp.	136,100	19,675,977
CVS Health Corp.	186,876	18,029,796
FamilyMart Co. Ltd. (Japan)	208,800	9,519,782
Rite Aid Corp.*	632,646	3,840,161
Sysco Corp.	175,700	6,847,029
Tesco PLC (United Kingdom)	2,738,110	7,605,335
Walgreens Boots Alliance, Inc.	206,500	17,160,150
Wal-Mart Stores, Inc.	257,300	16,683,332
Whole Foods Market, Inc.	180,900	5,725,485

		106,394,131

Food Products — 1.1%
Bunge Ltd.	99,500	7,293,350
ConAgra Foods, Inc.	230,500	9,337,555
Dean Foods Co.	21,200	350,224
Flowers Foods, Inc.	59,500	1,472,030
General Mills, Inc.	59,600	3,345,348
Kellogg Co.	137,600	9,157,280
Keurig Green Mountain, Inc.	137,500	7,169,250
Kraft Heinz Co. (The)	61,600	4,347,728
Mondelez International, Inc. (Class A Stock)	665,185	27,851,296
Nestle SA (Switzerland)	528,361	39,735,754
Pinnacle Foods, Inc.	29,500	1,235,460
Post Holdings, Inc.*(a)	12,400	732,840
Wilmar International Ltd. (Singapore)	2,468,100	4,465,828

		116,493,943

Gas Utilities — 0.1%
Atmos Energy Corp.	129,800	7,551,764
Chesapeake Utilities Corp.	23,250	1,234,110
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	85,700	350,812
ONE Gas, Inc.	23,400	1,060,722
Southwest Gas Corp.	19,480	1,136,074

		11,333,482

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	361,400	14,535,508
Align Technology, Inc.*	4,100	232,716
Becton, Dickinson and Co.	98,059	13,008,507
Elekta AB (Sweden) (Class B Stock)	633,764	4,218,767
GenMark Diagnostics, Inc.*(a)	60,600	476,922
GN Store Nord A/S (Denmark)	425,081	7,636,472
HeartWare International, Inc.*(a)	8,200	428,942
Hologic, Inc.*	35,900	1,404,767

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	21,100	$9,697,138
Medtronic PLC	306,589	20,523,068
Sirona Dental Systems, Inc.*	10,100	942,734
Sonova Holding AG (Switzerland)	26,510	3,413,643
St. Jude Medical, Inc.	19,000	1,198,710
STERIS Corp.	16,100	1,046,017
Stryker Corp.	147,300	13,860,930
Teleflex, Inc.	2,400	298,104
Thoratec Corp.*	24,800	1,568,848
West Pharmaceutical Services, Inc.	4,100	221,892

		94,713,685

Health Care Providers & Services — 1.2%
Aetna, Inc.	144,100	15,765,981
Anthem, Inc.	94,600	13,244,000
Cardinal Health, Inc.	26,900	2,066,458
Cigna Corp.	67,100	9,059,842
DaVita HealthCare Partners, Inc.*	79,300	5,735,769
Fresenius SE & Co. KGaA (Germany)	284,147	19,074,268
HCA Holdings, Inc.*	98,100	7,589,016
Humana, Inc.	57,000	10,203,000
McKesson Corp.	75,905	14,044,702
Miraca Holdings, Inc. (Japan)	139,300	5,907,478
Team Health Holdings, Inc.*	22,800	1,231,884
UnitedHealth Group, Inc.	185,600	21,531,456
WellCare Health Plans, Inc.*	19,000	1,637,420

		127,091,274

Health Care Technology
athenahealth, Inc.*(a)	5,600	746,760
Veeva Systems, Inc. (Class A Stock)*(a)	39,400	922,354

		1,669,114

Hotels, Restaurants & Leisure — 1.0%
Bloomin’ Brands, Inc.	33,400	607,212
Carnival Corp.	133,900	6,654,830
Chipotle Mexican Grill, Inc.*	16,800	12,100,200
Choice Hotels International, Inc.	17,300	824,345
Compass Group PLC (United Kingdom)	894,193	14,282,801
Del Frisco’s Restaurant Group, Inc.*	41,100	570,879
Fiesta Restaurant Group, Inc.*	11,200	508,144
Hilton Worldwide Holdings, Inc.	414,382	9,505,923
Las Vegas Sands Corp.	41,800	1,587,146
McDonald’s Corp.	138,200	13,616,846
MGM Resorts International*	280,231	5,170,262
Norwegian Cruise Line Holdings Ltd.*	141,100	8,085,030
Starbucks Corp.	451,800	25,680,312
Starwood Hotels & Resorts Worldwide, Inc.	5,500	365,640
Wynn Macau Ltd. (Macau)	2,160,400	2,471,734
Yum! Brands, Inc.	27,000	2,158,650

		104,189,954

Household Durables — 0.3%
iRobot Corp.*(a)	50,900	1,483,226
Lennar Corp. (Class A Stock)(a)	119,400	5,746,722
Panasonic Corp. (Japan)	772,900	7,821,845
Persimmon PLC (United Kingdom)*	440,269	13,400,141
Sony Corp. (Japan)	192,700	4,723,487
TRI Pointe Group, Inc.*	85,000	1,112,650

		34,288,071

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.4%
Church & Dwight Co., Inc.	12,100	$1,015,190
Colgate-Palmolive Co.	123,400	7,830,964
Energizer Holdings, Inc.	16,600	642,586
Procter & Gamble Co. (The)	476,655	34,290,561

		43,779,301

Industrial Conglomerates — 1.5%
3M Co.	14,500	2,055,665
CK Hutchison Holdings Ltd. (Hong Kong)	1,151,193	14,974,301
Danaher Corp.	415,500	35,404,755
DCC PLC (United Kingdom)	148,233	11,201,394
Fosun International Ltd. (China)	95,500	164,901
General Electric Co.	2,583,600	65,158,392
Koninklijke Philips NV (Netherlands)	360,215	8,474,770
Roper Technologies, Inc.	44,800	7,020,160
Sembcorp Industries Ltd. (Singapore)	1,040,011	2,538,231
Siemens AG (Germany)	139,897	12,498,042

		159,490,611

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	1,928,800	10,031,207
Allianz SE (Germany)	54,089	8,497,048
American International Group, Inc.	312,800	17,773,296
Aviva PLC (United Kingdom)	1,869,699	12,787,895
AXA SA (France)	997,434	24,216,793
Chubb Corp. (The)	140,100	17,183,265
CNA Financial Corp.	224,884	7,855,198
Direct Line Insurance Group PLC (United Kingdom)	2,265,087	12,852,416
First American Financial Corp.	56,000	2,187,920
FNF Group	142,000	5,036,740
Infinity Property & Casualty Corp.	14,500	1,167,830
Kemper Corp.	31,100	1,100,007
Loews Corp.	469,700	16,974,958
Marsh & McLennan Cos., Inc.	332,200	17,347,484
MetLife, Inc.	441,770	20,829,455
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	66,435	12,407,769
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,554,000	7,765,315
Prudential PLC (United Kingdom)	402,829	8,498,266
QBE Insurance Group Ltd. (Australia)	382,748	3,485,617
RenaissanceRe Holdings Ltd. (Bermuda)	7,703	818,983
RSA Insurance Group PLC (United Kingdom)	1,080,193	6,585,347
Sentry Holdings (United Kingdom) (Class A Stock)*	143	151
Sony Financial Holdings, Inc. (Japan)	400,900	6,579,945
State Auto Financial Corp.	47,900	1,092,599
Storebrand ASA (Norway)*	1,473,044	4,831,664
Sun Life Financial, Inc. (Canada)	466,800	15,055,131
Tokio Marine Holdings, Inc. (Japan)	355,000	13,262,798
White Mountains Insurance Group Ltd.	2,100	1,569,330
Willis Group Holdings PLC	235,300	9,640,241
XL Group PLC (Ireland)	524,947	19,066,075

		286,500,743

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	108,200	55,386,498
Netflix, Inc.*	75,900	7,837,434
Priceline Group, Inc. (The)*	21,210	26,233,801

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Wayfair, Inc. (Class A Stock)*(a)	32,700	$1,146,462

		90,604,195

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	72,300	4,993,038
Alibaba Group Holding Ltd. (China), ADR*(a)	91,274	5,382,428
Angie’s List, Inc.*(a)	136,300	686,952
Baidu, Inc. (China), ADR*	46,000	6,320,860
Cornerstone OnDemand, Inc.*	15,900	524,700
Facebook, Inc. (Class A Stock)*	536,600	48,240,340
Five9, Inc.*(a)	134,300	496,910
Google, Inc. (Class C Stock)*	68,028	41,389,596
Google, Inc. (Class A Stock)*	60,250	38,461,793
Kakaku.com, Inc. (Japan)	278,600	4,524,582
LinkedIn Corp. (Class A Stock)*	31,700	6,027,121
NAVER Corp. (South Korea)	6,983	3,026,683
OPOWER, Inc.*(a)	25,200	224,532
Pandora Media, Inc.*	51,300	1,094,742
Rackspace Hosting, Inc.*(a)	183,000	4,516,440
Shutterstock, Inc.*(a)	13,500	408,240
SPS Commerce, Inc.*	10,700	726,423
Tencent Holdings Ltd. (China)	460,100	7,755,717
Twitter, Inc.*	45,900	1,236,546
VeriSign, Inc.*(a)	145,013	10,232,117
Yahoo!, Inc.*	358,000	10,349,780
Zillow Group, Inc. (Class C Stock)*(a)	25,200	680,400
Zillow Group, Inc. (Class A Stock)*(a)	14,000	402,220

		197,702,160

IT Services — 1.6%
Accenture PLC (Class A Stock)	152,100	14,945,346
Automatic Data Processing, Inc.	153,000	12,295,080
Blackhawk Network Holdings, Inc.*	23,300	987,687
Cognizant Technology Solutions Corp. (Class A Stock)*	133,300	8,345,913
CoreLogic, Inc.*	24,700	919,581
Fidelity National Information Services, Inc.	148,600	9,968,088
Global Payments, Inc.	18,200	2,088,086
Infosys Ltd. (India), ADR(a)	580,800	11,087,472
International Business Machines Corp.	130,750	18,954,827
Jack Henry & Associates, Inc.	16,310	1,135,339
MasterCard, Inc. (Class A Stock)	495,500	44,654,460
Vantiv, Inc. (Class A Stock)*	23,100	1,037,652
Visa, Inc. (Class A Stock)	486,500	33,889,590

		160,309,121

Leisure Products — 0.1%
Mattel, Inc.(a)	488,698	10,291,980

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	201,000	6,900,330
Illumina, Inc.*	10,600	1,863,692
Mettler-Toledo International, Inc.*	3,700	1,053,538
Thermo Fisher Scientific, Inc.	117,300	14,343,444

		24,161,004

Machinery — 0.5%
Aalberts Industries NV (Netherlands)	15,065	446,473
Actuant Corp. (Class A Stock)	32,600	599,514
Atlas Copco AB (Sweden) (Class A Stock)	13,759	330,890
Caterpillar, Inc.(a)	43,400	2,836,624

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Chart Industries, Inc.*	22,100	$424,541
CLARCOR, Inc.	24,700	1,177,696
EnPro Industries, Inc.	18,100	708,977
Flowserve Corp.	343,300	14,123,362
Graco, Inc.(a)	15,400	1,032,262
Greenbrier Cos., Inc. (The)	19,400	622,934
Harsco Corp.	62,300	565,061
Hillenbrand, Inc.	31,200	811,512
Ingersoll-Rand PLC	81,720	4,148,924
John Bean Technologies Corp.	38,124	1,458,243
Manitowoc Co., Inc. (The)(a)	47,200	708,000
Pentair PLC (United Kingdom)	204,400	10,432,576
Sandvik AB (Sweden)	45,028	383,565
Stanley Black & Decker, Inc.	45,800	4,441,684
THK Co. Ltd. (Japan)	424,300	6,758,473
TriMas Corp.*	19,900	325,365
Valmont Industries, Inc.(a)	3,600	341,604
Wabtec Corp.	8,300	730,815
Watts Water Technologies, Inc. (Class A Stock)	8,000	422,560
Weir Group PLC (The) (United Kingdom)	18,944	336,093
Xylem, Inc.	10,700	351,495

		54,519,243

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	7,284	11,228,155
Nippon Yusen KK (Japan)	1,324,000	3,068,283

		14,296,438

Media — 1.8%
Charter Communications, Inc. (Class A Stock)*(a)	6,500	1,143,025
Comcast Corp. (Class A Stock)	678,300	38,581,704
CyberAgent, Inc. (Japan)	84,600	3,309,443
DISH Network Corp. (Class A Stock)*	12,000	700,080
Eutelsat Communications SA (France)	412,156	12,641,332
Informa PLC (United Kingdom)	436,601	3,717,373
Liberty Global PLC (United Kingdom) (Class A Stock)*	243,969	10,476,029
Liberty Global PLC (United Kingdom) (Class C Stock)*	47,932	1,966,171
Liberty Media Corp. (Class C Stock)*	27,300	940,758
Liberty Media Corp. (Class A Stock)*	22,400	800,128
News Corp. (Class A Stock)	464,700	5,864,514
Sky PLC (United Kingdom)	822,344	13,010,293
Time Warner Cable, Inc.	45,790	8,213,352
Time Warner, Inc.	117,400	8,071,250
Twenty-First Century Fox, Inc. (Class A Stock)	590,900	15,942,482
Walt Disney Co. (The)	330,700	33,797,540
WPP PLC (United Kingdom)	1,211,548	25,223,168

		184,398,642

Metals & Mining — 1.0%
Acerinox SA (Spain)(a)	334,325	2,989,272
Agnico Eagle Mines Ltd. (Canada)	71,700	1,817,618
Alcoa, Inc.	674,400	6,514,704
Alrosa AO (Russia)*	654,297	580,926
Anglo American PLC (United Kingdom)	53,387	445,946
AngloGold Ashanti Ltd. (South Africa)*	169,648	1,369,312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Antofagasta PLC (Chile)	428,585	$3,246,390
APERAM (Luxembourg)*	9,525	257,566
ArcelorMittal (Luxembourg), AEX	143,595	744,668
Aurubis AG (Germany)	4,789	304,805
Barrick Gold Corp. (Canada)	282,400	1,796,064
BHP Billiton Ltd. (Australia)	610,316	9,639,545
BHP Billiton PLC (Australia)	796,821	12,128,870
Carpenter Technology Corp.	42,300	1,259,271
Centamin PLC (United Kingdom)	876,966	808,892
Cia de Minas Buenaventura SAA (Peru), ADR(a)	226,800	1,351,728
Commercial Metals Co.	36,400	493,220
Constellium NV (Netherlands) (Class A Stock)*	51,300	310,878
Daido Steel Co. Ltd. (Japan)	102,000	323,350
Dowa Holdings Co. Ltd. (Japan)	30,000	227,335
Franco-Nevada Corp. (Canada), NYSE	47,100	2,073,342
Franco-Nevada Corp. (Canada), TSX	86,200	3,798,743
Freeport-McMoRan, Inc.(a)	95,200	922,488
Fresnillo PLC (Mexico)	229,535	2,056,188
Glencore PLC (Switzerland)*	420,464	583,629
Goldcorp, Inc. (Canada)	279,300	3,496,836
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	565,900	1,368,813
Haynes International, Inc.	14,400	544,896
Hindalco Industries Ltd. (India)	204,202	221,111
Hitachi Metals Ltd. (Japan)	53,600	622,453
HudBay Minerals, Inc. (Canada)	127,700	471,758
JFE Holdings, Inc. (Japan)	61,900	812,992
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	323,000	393,847
KAZ Minerals PLC (United Kingdom)*	88,019	112,885
Korea Zinc Co. Ltd. (South Korea)	2,225	874,953
Mitsubishi Materials Corp. (Japan)	215,000	653,262
MMC Norilsk Nickel PJSC (Russia), ADR	74,143	1,065,435
New Gold, Inc. (Canada)*	255,600	576,513
Nippon Steel & Sumitomo Metal Corp. (Japan)	68,700	1,251,902
Nisshin Steel Co. Ltd. (Japan)	4,800	43,010
Nucor Corp.	159,300	5,981,715
Orocobre Ltd. (Australia)*	150,911	177,380
Osisko Gold Royalties Ltd. (Canada)	104,240	1,101,374
Outokumpu OYJ (Finland)*(a)	76,945	177,673
Petra Diamonds Ltd. (South Africa)*	1,005,023	1,281,587
Platinum Group Metals Ltd. (Canada)*(a)	841,300	189,127
POSCO (South Korea)	7,795	1,102,174
Randgold Resources Ltd. (United Kingdom)	56,771	3,345,227
Rio Tinto Ltd. (United Kingdom)	180,832	6,221,444
Rio Tinto PLC (United Kingdom)	151,216	5,073,760
Ryerson Holding Corp.*	11,823	62,071
Silver Wheaton Corp. (Canada), NYSE	207,500	2,492,075
Silver Wheaton Corp. (Canada), TSX	38,000	456,740
South32 Ltd. (Australia), ASX*	5,074,310	4,904,803
Southern Copper Corp. (Peru)(a)	82,460	2,203,331
Steel Dynamics, Inc.	56,900	977,542
Stillwater Mining Co.*(a)	33,890	350,084
ThyssenKrupp AG (Germany)	52,140	916,207
United States Steel Corp.(a)	37,900	394,918
Voestalpine AG (Austria)	16,989	584,128
Western Areas Ltd. (Australia)	92,546	141,044

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Worthington Industries, Inc.	19,100	$505,768

		107,195,588

Multiline Retail — 0.2%
Dollar General Corp.	76,000	5,505,440
Lojas Renner SA (Brazil)	793,000	3,708,468
Marks & Spencer Group PLC (United Kingdom)	1,111,449	8,436,733

		17,650,641

Multi-Utilities — 0.8%
DTE Energy Co.	125,000	10,046,250
E.ON SE (Germany)	513,235	4,404,317
Engie (France)	663,350	10,733,381
National Grid PLC (United Kingdom)	1,353,363	18,848,419
NiSource, Inc.	848,000	15,730,400
PG&E Corp.	460,112	24,293,914

		84,056,681

Oil & Gas Exploration & Production
WPX Energy, Inc.*	5,325	196,626

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	7,960	480,704
Apache Corp.	158,200	6,195,112
Beach Energy Ltd. (Australia)	3,538,418	1,143,512
BG Group PLC (United Kingdom)	65,918	950,922
Canadian Natural Resources Ltd. (Canada)	192,000	3,734,400
Cheniere Energy, Inc.*	5,200	251,160
Chevron Corp.	162,722	12,835,511
Cimarex Energy Co.	122,221	12,525,208
Columbia Pipeline Group, Inc.	291,200	5,326,048
Concho Resources, Inc.*	132,600	13,034,580
Continental Resources, Inc.*(a)	213,200	6,176,404
Delek US Holdings, Inc.	9,500	263,150
Diamondback Energy, Inc.*	28,100	1,815,260
Eni SpA (Italy)	560,532	8,817,408
EOG Resources, Inc.	144,800	10,541,440
EQT Corp.	96,000	6,217,920
Exxon Mobil Corp.	1,049,212	78,008,912
Gulfport Energy Corp.*	12,000	356,160
Hess Corp.	140,100	7,013,406
Kelt Exploration Ltd. (Canada)*	61,800	264,427
Kosmos Energy LLC*	45,000	251,100
Lundin Petroleum AB (Sweden)*	24,006	309,820
Matador Resources Co.*(a)	78,300	1,623,942
Newfield Exploration Co.*	9,600	315,840
Northern Oil and Gas, Inc.*(a)	97,700	431,834
Occidental Petroleum Corp.(a)	350,700	23,198,805
Oil Search Ltd. (Australia)	53,571	272,003
Ophir Energy PLC (United Kingdom)*	165,576	225,663
PDC Energy, Inc.*(a)	6,700	355,167
Phillips 66	43,550	3,346,382
Pioneer Natural Resources Co.	71,600	8,709,424
Range Resources Corp.(a)	163,100	5,238,772
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	423,700	20,117,276
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	59,460	561,851
SM Energy Co.(a)	30,400	974,016
Spectra Energy Corp.	147,500	3,874,825
Statoil ASA (Norway)	682,712	9,953,320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	29,300	$782,896
Synergy Resources Corp.*(a)	24,300	238,140
Tesoro Corp.	1,500	145,860
Total SA (France)	46,073	2,072,507
Total SA (France), ADR(a)	211,900	9,474,049
Valero Energy Corp.	217,300	13,059,730
Woodside Petroleum Ltd. (Australia)	20,317	415,818
WPX Energy, Inc.*	29,800	197,276

		282,097,960

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	14,062	664,289
International Paper Co.	163,200	6,167,328
Schweitzer-Mauduit International, Inc.	20,800	715,104
West Fraser Timber Co. Ltd. (Canada)	7,100	225,583

		7,772,304

Personal Products — 0.5%
Edgewell Personal Care Co.	12,200	995,520
Estee Lauder Cos., Inc. (The) (Class A Stock)	100,500	8,108,340
L’Oreal SA (France)	86,060	14,958,521
Unilever PLC (United Kingdom)	718,699	29,272,371

		53,334,752

Pharmaceuticals — 3.8%
AbbVie, Inc.	352,600	19,184,966
Allergan PLC*	141,192	38,377,398
Astellas Pharma, Inc. (Japan)	1,109,700	14,364,050
Bayer AG (Germany)	244,533	31,373,363
Bristol-Myers Squibb Co.	436,300	25,828,960
Catalent, Inc.*	22,080	536,544
Eli Lilly & Co.	318,000	26,613,420
GlaxoSmithKline PLC (United Kingdom), ADR	214,000	8,228,300
Johnson & Johnson	502,946	46,950,009
Mallinckrodt PLC*	62,500	3,996,250
Medicines Co. (The)*(a)	26,700	1,013,532
Merck & Co., Inc.	435,389	21,503,863
Novartis AG (Switzerland)	344,518	31,665,299
Novo Nordisk A/S (Denmark) (Class B Stock)	170,485	9,200,150
Pacira Pharmaceuticals, Inc.*(a)	10,800	443,880
Pfizer, Inc.	729,774	22,922,201
Roche Holding AG (Switzerland)	112,776	29,938,821
Sanofi (France)	270,337	25,736,246
Shire PLC (Ireland), ADR	107,600	22,082,748
Takeda Pharmaceutical Co. Ltd. (Japan)	219,800	9,643,119
TherapeuticsMD, Inc.*	19,600	114,856

		389,717,975

Professional Services — 0.2%
Advisory Board Co. (The)*	17,660	804,236
Equifax, Inc.	99,600	9,679,128
IHS, Inc. (Class A Stock)*	10,100	1,171,600
ManpowerGroup, Inc.	18,800	1,539,532
Navigant Consulting, Inc.*	40,500	644,355
Recruit Holdings Co. Ltd. (Japan)	157,300	4,716,531
Towers Watson & Co. (Class A Stock)	8,700	1,021,206
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,766,449

		21,343,037

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 2.2%
Acadia Realty Trust	37,500	$1,127,625
Alexandria Real Estate Equities, Inc.	6,600	558,822
American Campus Communities, Inc.	47,700	1,728,648
American Tower Corp.	211,135	18,575,657
AvalonBay Communities, Inc.	114,900	20,086,818
Boston Properties, Inc.	27,300	3,232,320
Brookfield Canada Office Properties (Canada)	39,300	725,629
Camden Property Trust	34,300	2,534,770
Canadian Real Estate Investment Trust (Canada)	14,400	442,089
CapitaLand Mall Trust (Singapore)	856,400	1,145,153
Charter Hall Retail REIT (Australia)	270,834	776,837
Concentradora Fibra Danhos SA de CV (Mexico)(a)	162,500	342,977
Corporate Office Properties Trust	21,600	454,248
Crown Castle International Corp.	73,694	5,812,246
DCT Industrial Trust, Inc.	33,075	1,113,305
Derwent London PLC (United Kingdom)	21,859	1,204,881
Digital Realty Trust, Inc.(a)	24,200	1,580,744
Douglas Emmett, Inc.	116,600	3,348,752
Duke Realty Corp.	64,200	1,223,010
EastGroup Properties, Inc.	23,800	1,289,484
Equity Residential	41,300	3,102,456
Essex Property Trust, Inc.	17,409	3,889,519
Federal Realty Investment Trust	91,400	12,471,530
Federation Centres (Australia), REIT	577,964	1,116,077
Frontier Real Estate Investment Corp. (Japan)	60	232,368
Gecina SA (France)	10,425	1,271,348
General Growth Properties, Inc.	272,800	7,084,616
Great Portland Estates PLC (United Kingdom)	55,246	715,137
Hammerson PLC (United Kingdom)	84,610	798,941
Hatteras Financial Corp.	50,500	765,075
Healthcare Realty Trust, Inc.	39,400	979,090
Highwoods Properties, Inc.	25,100	972,625
Host Hotels & Resorts, Inc.	49,900	788,919
Invincible Investment Corp. (Japan)*	503	280,506
Iron Mountain, Inc.	160,938	4,992,297
Kilroy Realty Corp.	30,200	1,967,832
Kimco Realty Corp.	93,200	2,276,876
LaSalle Hotel Properties	27,700	786,403
Macerich Co. (The)	44,700	3,433,854
Mapletree Industrial Trust (Singapore)	157,300	164,148
Nippon Accommodations Fund, Inc. (Japan)	328	1,090,373
Nippon Prologis REIT, Inc. (Japan), REIT	225	408,260
Pebblebrook Hotel Trust	20,500	726,725
Plum Creek Timber Co., Inc.	20,000	790,200
Post Properties, Inc.	4,200	244,818
Prologis, Inc.	106,900	4,158,410
PS Business Parks, Inc.	10,300	817,614
Public Storage	49,458	10,466,797
Rayonier, Inc.(a)	38,000	838,660
Redwood Trust, Inc.	53,300	737,672
Regency Centers Corp.	74,350	4,620,853
RLJ Lodging Trust	19,130	483,415
Saul Centers, Inc.	11,700	605,475
Scentre Group (Australia)	2,529,799	6,962,791
Shaftesbury PLC (United Kingdom)	129,234	1,794,366
Simon Property Group, Inc.	171,861	31,574,303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.(a)	74,200	$8,025,472
Stockland (Australia)	186,320	506,198
Strategic Hotels & Resorts, Inc.*	82,000	1,130,780
Sunstone Hotel Investors, Inc.	22,400	296,352
Taubman Centers, Inc.	33,900	2,341,812
Terreno Realty Corp.	59,000	1,158,760
Unibail-Rodamco SE (France)	45,127	11,696,255
Urban Edge Properties	35,850	774,002
Urstadt Biddle Properties, Inc. (Class A Stock)	33,750	632,475
Vornado Realty Trust	147,200	13,309,824
Washington Real Estate Investment Trust(a)	32,500	810,225
Weingarten Realty Investors	62,730	2,076,990
Weyerhaeuser Co.	196,946	5,384,504

		229,858,013

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	39,000	1,338,870
BR Malls Participacoes SA (Brazil)	28,700	76,012
Cheung Kong Property Holdings Ltd. (Hong Kong)	1,471,693	10,782,099
Hongkong Land Holdings Ltd. (Hong Kong)	217,400	1,437,014
Howard Hughes Corp. (The)*	2,100	240,954
Hufvudstaden AB (Sweden) (Class A Stock)	53,107	695,875
Hysan Development Co. Ltd. (Hong Kong)	137,000	570,451
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	109,280
Inmobiliaria Colonial SA (Spain)*	1,031,801	718,673
Mitsubishi Estate Co. Ltd. (Japan)	99,000	2,022,325
Mitsui Fudosan Co. Ltd. (Japan)	175,000	4,796,992
PSP Swiss Property AG (Switzerland)*	15,080	1,239,741
St. Joe Co. (The)*	30,700	587,291
Sun Hung Kai Properties Ltd. (Hong Kong)	54,166	706,504
Wharf Holdings Ltd. (The) (Hong Kong)	219,000	1,235,687

		26,557,768

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	80,730	11,590,406
Central Japan Railway Co. (Japan)	73,100	11,785,746
Union Pacific Corp.	43,500	3,845,835

		27,221,987

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Energy Industries, Inc.*	50,200	1,320,260
Applied Materials, Inc.	1,124,100	16,513,029
ASML Holding NV (Netherlands), SGMX	80,499	7,076,135
Atmel Corp.	168,800	1,362,216
Avago Technologies Ltd. (Singapore)	106,200	13,276,062
Cree, Inc.*(a)	19,300	467,639
Diodes, Inc.*	24,900	532,113
Intel Corp.	602,100	18,147,294
Kopin Corp.*	29,000	91,060
Lam Research Corp.	167,600	10,949,308
Maxim Integrated Products, Inc.	33,000	1,102,200
Microchip Technology, Inc.(a)	291,200	12,547,808
Micron Technology, Inc.*(a)	729,600	10,929,408
ON Semiconductor Corp.*	107,610	1,011,534
Semtech Corp.*	41,610	628,311
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	4,330,749	17,356,244
Texas Instruments, Inc.(a)	108,900	5,392,728

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	88,900	$4,197,433

		122,900,782

Software — 1.5%
Cadence Design Systems, Inc.*(a)	45,700	945,076
CommVault Systems, Inc.*	12,900	438,084
Computer Modelling Group Ltd. (Canada)	10,000	84,901
FactSet Research Systems, Inc.	9,200	1,470,252
FleetMatics Group PLC*(a)	25,400	1,246,886
Guidewire Software, Inc.*	11,400	599,412
Interactive Intelligence Group, Inc.*(a)	22,500	668,475
Microsoft Corp.	2,101,100	92,994,686
NetSuite, Inc.*(a)	11,020	924,578
Oracle Corp.	503,700	18,193,644
Red Hat, Inc.*	257,080	18,478,910
salesforce.com, inc.*	289,900	20,127,757
ServiceNow, Inc.*	18,500	1,284,825
Tangoe, Inc.*	50,880	366,336

		157,823,822

Specialty Retail — 1.3%
American Eagle Outfitters, Inc.	45,500	711,165
AutoZone, Inc.*(a)	12,800	9,265,024
Boot Barn Holdings, Inc.*(a)	30,800	567,644
CarMax, Inc.*	263,500	15,630,820
Chico’s FAS, Inc.	46,400	729,872
Dick’s Sporting Goods, Inc.	23,800	1,180,718
DSW, Inc. (Class A Stock)	21,900	554,289
Foot Locker, Inc.	8,000	575,760
Home Depot, Inc. (The)	207,600	23,975,724
Kingfisher PLC (United Kingdom)	1,948,626	10,585,368
L Brands, Inc.	125,800	11,338,354
Lowe’s Cos., Inc.	256,800	17,698,656
Monro Muffler Brake, Inc.(a)	14,300	965,965
Murphy USA, Inc.*	6,800	373,660
Ross Stores, Inc.	265,700	12,878,479
TJX Cos., Inc. (The)	208,800	14,912,496
Tractor Supply Co.	68,500	5,775,920
World Duty Free SpA (Italy)*	502,355	5,745,107

		133,465,021

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,149,100	126,745,730
Canon, Inc. (Japan)	143,150	4,140,973
EMC Corp.	208,123	5,028,252
Samsung Electronics Co. Ltd. (South Korea)	4,967	4,765,607
SanDisk Corp.	147,500	8,013,675
Seagate Technology PLC(a)	316,200	14,165,760
Wacom Co. Ltd. (Japan)(a)	405,300	1,492,729
Western Digital Corp.	109,500	8,698,680

		173,051,406

Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA (Switzerland)	143,551	11,169,843
Culp, Inc.	51,600	1,654,812
Hanesbrands, Inc.	333,800	9,660,172
Kate Spade & Co.*	35,800	684,138
Kering (France)	40,472	6,625,071
Moncler SpA (Italy)	356,228	6,379,235
NIKE, Inc. (Class B Stock)	193,200	23,757,804
Samsonite International SA	2,220,600	7,234,811

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tumi Holdings, Inc.*	54,900	$967,338
Under Armour, Inc. (Class A Stock)*(a)	21,100	2,042,058
Wolverine World Wide, Inc.	35,900	776,876

		70,952,158

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.*	72,130	956,444
Capitol Federal Financial, Inc.	137,400	1,665,288
ESSA Bancorp, Inc.	50,700	661,128
First Defiance Financial Corp.	24,372	891,040
Nationstar Mortgage Holdings, Inc.*(a)	33,400	463,258
PennyMac Financial Services, Inc. (Class A Stock)*	23,080	369,280

		5,006,438

Tobacco — 0.5%
Altria Group, Inc.	301,100	16,379,840
Philip Morris International, Inc.	433,000	34,349,890

		50,729,730

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	321,800	5,274,805
MRC Global, Inc.*	24,700	275,405
Sumitomo Corp. (Japan)	1,175,800	11,370,472

		16,920,682

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	328,800	5,441,640
NII Holdings, Inc.*	39,437	256,735
SBA Communications Corp. (Class A Stock)*	16,700	1,749,158
SoftBank Group Corp. (Japan)	149,300	6,903,604
T-Mobile US, Inc.*	360,600	14,355,486
Vodafone Group PLC (United Kingdom), ADR	472,404	14,994,103

		43,700,726

TOTAL COMMON STOCKS (cost $5,262,447,921)		5,609,866,555

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	103,273	11,344,368

Consumer Finance
Ally Financial, Inc. (PRFC),	863	870,039

Metals & Mining
Arcelormittal (Luxembourg), Series MTUS, CVT, 6.000%	28,952	237,985
Gerdau SA (Brazil) (PRFC),	202,100	276,807
Vale SA (Brazil) (PRFC), ADR, (a)	165,600	554,760

		1,069,552

Oil, Gas & Consumable Fuels
Southwestern Energy Co., CVT, 6.250%	4,200	130,536

Pharmaceuticals
Allergan PLC, CVT, 5.500%	741	699,104

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.250%*	25,438	2,514,546
American Tower Corp., CVT, 5.500%	2,994	288,113

	Shares	Value
PREFERRED STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., CVT, 4.500%	8,900	$906,554

		3,709,213

Wireless Telecommunication Services
T-Mobile US, Inc., CVT, 5.500%	3,076	212,429

TOTAL PREFERRED STOCKS (cost $29,947,801)		18,035,241

	Units
RIGHTS*
Industrial Conglomerates
Fosun International Ltd. (China), expiring 10/19/15 (cost $0)	10,696	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Non-Residential Mortgage-Backed Securities — 2.4%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,426,676
Ally Master Owner Trust,
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,168,845
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,519,562
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	700	700,089
Series 2013-1, Class A
0.627%(c)	02/16/21	2,440	2,444,211
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	710	711,581
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,884,078
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,610	1,619,357
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,874,224
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,214,003
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,739,015
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,336,586
Series 2015-2A, Class A, 144A
2.630%	12/20/21	4,600	4,651,525
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	711,616
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,744,712

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	$2,455,393
Series 2015-1A, Class A1
2.260%	03/15/23	3,385	3,427,529
Series 2015-2, Class A1
2.250%	07/17/23	2,180	2,189,594
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	5,945	5,944,768
Series 2013-1, Class C
1.740%	10/22/18	240	240,948
Series 2013-4, Class A3
1.090%	03/20/18	2,875	2,872,950
Series 2014-1, Class C
2.840%	04/22/19	595	606,093
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,798,443
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,449,950
Series 2015-3, Class A2
1.720%	01/22/19	2,030	2,033,971
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	4,620	4,635,837
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19	995	1,001,565
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,225,479
Series 2013-3, Class A4
1.490%	01/15/19	5,800	5,824,169
Series 2014-1, Class B
1.690%	08/15/19	495	497,932
Series 2014-1, Class C
1.930%	11/15/19	705	706,581
CCG Receivables Trust,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	1,821	1,817,174
Chase Issuance Trust,
Series 2015-A2, Class A
1.590%	02/18/20	3,260	3,289,037
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.476%(c)	05/26/20	5,845	5,831,773
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,077,959
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.807%(c)	08/15/19	3,025	3,019,192
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	2,876	2,892,927
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	1,657	1,665,582
Series 2014-1, Class A, 144A
2.540%	05/20/27	4,383	4,428,289

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	5,675	$5,707,841
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	4,851	4,995,927
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	1,910	1,912,080
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	1,084	1,084,303
Series 2014-1, Class A2, 144A
0.870%	09/20/19	1,318	1,316,103
Series 2015-1, Class A2, 144A
1.300%	09/20/20	5,860	5,853,988
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	399	397,860
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,682,731
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,050	2,080,553
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,476,985
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class C
1.370%	01/15/18	880	880,335
Series 2013-1, Class D
1.820%	01/15/18	380	380,719
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,555,756
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,929,934
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	2,635	2,636,012
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	2,709	2,679,850
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	3,332	3,313,791
Honda Auto Receivables Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,915,452
Huntington Auto Trust,
Series 2012-1, Class A4
1.180%	06/15/17	1,430	1,430,880
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,839,303
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,873,303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	$2,854,215
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,478,814
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	412	413,056
Series 2014-1A, Class A, 144A
2.250%	09/22/31	763	763,084
Series 2015-1A, Class A, 144A
2.520%	12/20/32	5,354	5,393,473
Nissan Auto Lease Trust,
Series 2013-B, Class A3
0.750%	06/15/16	430	429,849
Sierra Receivables Funding Co. LLC,
Series 2014-1A, Class A, 144A
2.070%	03/20/30	1,866	1,876,870
Series 2014-2A, Class A, 144A
2.050%	06/20/31	1,840	1,854,692
Series 2015-1A, Class A, 144A
2.400%	03/22/32	2,635	2,648,508
Series 2015-2A, Class A, 144A
2.430%	06/20/32	4,501	4,487,542
SMART Trust (Australia),
Series 2012-2US, Class A4A, 144A
2.060%	03/14/18	5,785	5,814,715
Series 2012-4US, Class A4A
1.250%	08/14/18	995	992,401
Series 2013-1US, Class A4A
1.050%	10/14/18	490	489,812
Series 2013-2US, Class A4A
1.180%	02/14/19	660	654,023
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,698,761
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,779,645
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,440,340
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,835,781
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,417,227
Synchrony Credit Card Master Note Trust,
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,801,227
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,904,898
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,391,428
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	8,665	8,707,562
Wheels SPV LLC,
Series 2015-1A, Class A2, 144A
1.270%	04/22/24	4,075	4,066,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
World Omni Auto Receivables Trust,
Series 2012-A, Class B
1.490%	05/15/19	2,415	$2,422,030
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,059,405

			246,298,620

Residential Mortgage-Backed Securities
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	12	12,055
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.804%(c)	01/25/34	410	386,011
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.629%(c)	06/25/35	3,400	3,207,726
Series 2005-MTR1, Class A4
0.569%(c)	10/25/35	2,195	2,103,923
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	270	277,317

			5,987,032

TOTAL ASSET-BACKED SECURITIES (cost $251,143,504)			252,285,652

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
6.038%(c)	07/10/44	9,118	9,274,912
Series 2006-5, Class AM
5.448%	09/10/47	8,830	9,069,620
Series 2007-4, Class AM
6.002%(c)	02/10/51	3,315	3,533,233
Series 2007-5, Class A4
5.492%	02/10/51	4,566	4,798,278
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,137,010
Series 2014-GC25, Class A4
3.635%	10/10/47	3,250	3,387,660
Series 2015-GC29, Class A4
3.192%	04/10/48	7,480	7,497,241
Series 2015-P1, Class A5
3.716%	09/15/48	1,810	1,899,439
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.959%(c)	05/15/46	1,025	1,088,775
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.979%(c)	06/10/46	1,285	1,310,786
Series 2014-CR21, Class A3
3.528%	12/10/47	15,365	15,905,387
Series 2014-TWC, Class A, 144A
1.044%(c)	02/13/32	1,950	1,940,277
Series 2015-LC21, Class B
4.457%(c)	07/10/48	3,055	3,090,056

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-LC21, Class C
4.457%(c)	07/10/48	1,770	$1,675,289
Series 2015-PC1, Class A2
3.148%	07/10/50	1,165	1,218,060
Series 2015-PC1, Class A5
3.902%	07/10/50	1,805	1,910,073
Series 2015-PC1, Class AM
4.290%	07/10/50	960	1,014,017
Series 2015-PC1, Class B
4.590%(c)	07/10/50	1,505	1,529,614
Series 2015-PC1, Class C
4.590%(c)	07/10/50	1,205	1,146,407
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	2,311	2,383,978
Series 2012-CR3, Class A3
2.822%	10/15/45	950	961,908
Series 2014-UBS6, Class A5
3.644%	12/10/47	5,330	5,548,690
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,645,224
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,365,466
Credit Suisse Mortgage Trust,
Series 2014-Ice, Class A, 144A
0.998%(c)	04/15/27	1,065	1,060,968
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,762,973
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA2, Class M2
2.799%(c)	12/25/27	4,130	4,164,671
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.960%(c)	11/25/47	2,670	2,641,172
Series 2015-K43, Class B, 144A
3.863%(c)	02/25/48	1,235	1,265,198
Series 2015-K45, Class B, 144A
3.714%(c)	04/25/48	2,040	1,921,613
Series 2015-K46, Class B, 144A
3.819%(c)	04/25/48	3,485	3,345,245
Series 2015-K47, Class B, 144A
3.723%(c)	06/25/48	2,305	2,163,618
Series 2015-K48, Class B, 144A
3.635%(c)	06/25/25	2,150	1,993,574
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	3,715	3,697,703
GMAC Commercial Mortgage Securities, Inc.,Trust,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	2,225	2,230,146
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.014%(c)	07/10/38	1,651	1,670,458
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,059	1,059,457

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	$1,920,579
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.490%(c)	07/25/44	1,610	1,610,277
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,223	1,239,197
Series 2007-C1, Class A4
5.716%	02/15/51	2,913	3,079,626
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	9,137,031
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,491,128
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	559,710
Series 2007-CB19, Class AM
5.884%(c)	02/12/49	7,570	7,966,123
Series 2007-LD12, Class AM
6.208%(c)	02/15/51	7,100	7,564,177
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,564,317
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	895	936,827
Series 2015-C28, Class A4
3.227%	10/15/48	7,655	7,706,273
Series 2015-C30, Class A2
3.087%	07/15/48	460	480,038
Series 2015-C30, Class A5
3.822%	07/15/48	7,240	7,630,873
Series 2015-C31, Class A3
3.801%	08/15/48	3,630	3,819,214
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.028%(c)	06/15/38	2,186	2,225,052
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	2,967,691
Series 2008-C1, Class AM
6.269%(c)	04/15/41	1,490	1,613,862
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.032%(c)	06/12/50	2,580	2,690,318
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class A4
3.306%	04/15/48	4,055	4,103,068
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	492,626
Series 2015-C24, Class B
4.499%(c)	05/15/48	895	904,610
Series 2015-C24, Class C
4.499%(c)	05/15/48	530	506,105
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,486,272

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Inc.,
Series 2015-MS1, Class A4
3.779%	05/15/48	2,745	$2,886,969
Series 2015-MS1, Class AS
4.163%(c)	05/15/48	325	339,939
Series 2015-MS1, Class B
4.163%(c)	05/15/48	905	902,616
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	3,663	3,688,781
Series 2015-4, Class A1B, 144A
2.750%(c)	04/26/55	3,505	3,503,658
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	916	919,921
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	4,960	5,149,179
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,888,216
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	2,023,328
Series 2015-NXS2, Class A5
3.767%	07/15/58	3,240	3,387,183
Series 2015-NXS2, Class AS
4.121%	07/15/58	625	645,519
Series 2015-NXS2, Class B
4.394%(c)	07/15/58	1,005	1,035,504
Series 2015-NXS2, Class C
4.394%(c)	07/15/58	545	526,125
Series 2015-SG1, Class A4
3.789%	12/15/47	3,110	3,269,891
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,186,156
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,969,189

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $236,880,138)			234,325,364

CORPORATE OBLIGATIONS — 13.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	1,225	1,201,328
4.000%	03/15/22	2,345	2,364,754
4.200%	04/15/24	2,305	2,314,743
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22	250	259,687
MDC Partners, Inc.,
Gtd. Notes, 144A(a)
6.750%	04/01/20	1,925	1,900,937
Omnicom Group, Inc.,
Gtd. Notes(a)
3.650%	11/01/24	5,655	5,553,131

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Advertising (cont’d.)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	350	$349,563
5.625%	02/15/24	350	354,813
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	1,810	1,840,564
4.750%	11/21/21	3,445	3,766,580

			19,906,100

Aerospace & Defense — 0.1%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A(a)
7.750%	12/15/20	1,000	867,500
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	3,240	3,158,520
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	700	692,633
3.832%	04/27/25	980	959,457
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35	1,150	1,055,330
3.800%	03/01/45	2,860	2,608,211
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22	350	350,000
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	600	594,000
TransDigm, Inc.,
Gtd. Notes(a)
6.500%	07/15/24	425	399,436
Gtd. Notes, 144A
6.500%	05/15/25	425	399,500

			11,084,587

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes(a)
2.625%	01/14/20	4,450	4,497,303
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A(a)
2.950%	07/21/20	5,615	5,648,364
MHP SA (Ukraine),
Gtd. Notes, REGS
8.250%	04/02/20	925	778,280
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18	900	135,000
Sr. Unsec’d. Notes, REGS(g)(i)
9.450%	04/19/18	400	60,000
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	1,745	1,736,101
4.000%	06/12/22	2,050	2,142,082
5.850%	08/15/45	3,575	3,977,438

			18,974,568

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	$552,563
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,535	2,585,417
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	124	127,603
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	5,650	6,030,917
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	506	505,569
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates(a)
3.700%	11/01/24	1,050	1,031,625
American Airlines Group, Inc.,
Gtd. Notes, 144A(a)
5.500%	10/01/19	850	859,350
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	287	301,351
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	173	193,915
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	2,813	2,883,197
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	293	309,378
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	118	125,464
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	2,295	2,312,213
Emirates Airline (United Arab Emirates),
Sr. Unsec’d. Notes, REGS
4.500%	02/06/25	588	593,975
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)
3.750%	03/03/28	6,415	6,431,038
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	155	154,225
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.000%	12/01/20	825	860,063
6.375%	06/01/18	625	656,250
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,930	1,994,618
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	2,038	2,045,835

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
US Airways Group, Inc.,
Gtd. Notes(a)
6.125%	06/01/18	1,575	$1,618,313

			32,172,879

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	1,700	1,666,000
6.875%	05/01/22	450	482,625
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes(i)
10.000%	08/01/20	150	11,250
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	1,322	1,361,660
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20	475	493,406

			4,014,941

Auto Manufacturers — 0.2%
FCA US LLC/CG Co-Issuer, Inc.,
Sec’d. Notes(a)
8.250%	06/15/21	4,200	4,457,040
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,060	3,849,720
General Motors Financial Co., Inc.,
Gtd. Notes(a)
3.150%	01/15/20	5,730	5,681,060
6.750%	06/01/18	3,865	4,224,298
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)
5.625%	02/01/23	1,175	1,154,437

			19,366,555

Auto Parts & Equipment — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21	325	341,250
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	6,290	6,510,150
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20	575	575,000
MPG Holdco I, Inc.,
Gtd. Notes(a)
7.375%	10/15/22	1,000	1,040,000
Omega US Sub LLC,
Sr. Unsec’d. Notes, 144A(a)
8.750%	07/15/23	1,175	1,036,937
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	351	363,285
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19	325	344,500
6.875%	08/15/18	550	$567,188

			10,778,310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks — 2.5%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A(a)
4.750%	07/28/25	4,015	3,983,277
Banco de Credito del Peru/Panama (Peru),
Sub. Notes, REGS
6.125%(c)	04/24/27	720	741,600
Banco do Brasil SA/Cayman (Brazil),
Jr. Sub. Notes
6.250%(c)	10/29/49	350	164,500
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22	1,170	883,350
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,544,287
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN(a)
2.000%	01/11/18	13,040	13,088,222
3.300%	01/11/23	5,270	5,229,706
5.650%	05/01/18	3,700	4,037,096
Sub. Notes
6.110%	01/29/37	4,635	5,331,362
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A(a)
2.750%	09/14/20	9,050	9,163,731
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	5,015	5,493,015
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	4,027	4,053,151
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,331,525
Sub. Notes, 144A
5.350%(c)	11/12/29	220	216,150
Sub. Notes, REGS
6.500%	03/10/21	750	800,437
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25	4,575	4,402,710
5.150%	07/21/24	3,475	3,531,931
Branch Banking & Trust Co.,
Sub. Notes
3.800%	10/30/26	7,445	7,553,392
Citigroup, Inc.,
Jr. Sub. Notes(a)
5.950%(c)	12/29/49	1,200	1,183,500
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	6,470	6,559,648
Credit Agricole SA/London (France),
Sr. Unsec’d. Notes, 144A(a)
2.750%	06/10/20	2,795	2,835,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sub. Notes, 144A(a)
6.500%	08/08/23	10,280	$11,063,850
Discover Bank/Greenwood DE,
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	4,210	4,250,753
Erste Group Bank AG (Austria),
Sub. Notes, EMTN
5.500%(c)	05/26/25	200	194,500
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	1,200	1,172,250
Sr. Unsec’d. Notes(a)
2.375%	01/22/18	5,320	5,389,485
3.625%	01/22/23	3,885	3,935,641
5.750%	01/24/22	3,850	4,418,603
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10,440	12,202,303
Sub. Notes(a)
6.750%	10/01/37	3,595	4,288,540
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
7.250%	01/28/21	850	864,195
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	4,410	4,206,037
ICICI Bank Ltd. (India),
Jr. Sub. Notes, REGS
6.375%(c)	04/30/22	850	861,030
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20	2,645	2,670,104
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,726,745
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, GMTN
3.125%	01/15/16	3,760	3,780,330
Sr. Unsec’d. Notes, 144A
6.500%	02/24/21	795	918,202
Itau Unibanco Holding SA (Brazil),
Sub. Notes, REGS
5.650%	03/19/22	1,655	1,477,087
JPMorgan Chase & Co.,
Jr. Sub. Notes(a)
5.300%(c)	12/29/49	1,575	1,547,437
Sr. Unsec’d. Notes
4.500%	01/24/22	12,660	13,659,748
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	4,555	4,589,071
KFW (Germany),
Gov’t. Gtd. Notes, GMTN
0.500%	04/19/16	3,971	3,972,549
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A(a)
6.500%	09/14/20	10,135	11,689,679
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	21,620	22,143,939

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN(a)
5.500%	07/28/21	7,570	$8,555,001
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	1,250	1,184,375
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21	2,190	2,548,599
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	9,120	9,480,614
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22	350	355,628
Sr. Unsec’d. Notes, REGS
6.125%	02/07/22	1,250	1,270,100
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.700%	04/17/18	5,800	5,757,080
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A(a)
6.250%	04/20/21	1,300	1,331,200
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20	400	370,080
4.875%	07/19/17	685	690,138
Turkiye Is Bankasi (Turkey),
Sub. Notes, REGS
6.000%	10/24/22	900	846,180
Turkiye Vakiflar Bankasi TAO (Turkey),
Sub. Notes, REGS
6.875%(c)	02/03/25	425	392,594
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A(a)
4.125%	09/24/25	2,450	2,438,225
US Bank NA,
Sr. Unsec’d. Notes, BKNT
2.125%	10/28/19	5,400	5,440,041
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, REGS
6.902%	07/09/20	1,050	1,055,334

			252,865,144

Beverages — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, REGS
3.375%	11/01/22	1,600	1,326,000
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	518,937
Cott Beverages, Inc. (Canada),
Gtd. Notes
6.750%	01/01/20	525	539,437
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	4,320	4,424,496

			6,808,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23	650	$622,375
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	1,090	1,101,031
4.050%	09/15/25	4,485	4,530,671
Celgene Corp.,
Sr. Unsec’d. Notes(a)
3.625%	05/15/24	6,990	6,959,670
3.875%	08/15/25	7,625	7,626,418
Concordia Healthcare Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	775	678,125

			21,518,290

Building Materials — 0.2%
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	1,175	1,222,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	2,900	3,084,730
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.039%(c)	10/15/18	350	362,250
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	560	582,400
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A(a)
5.150%	09/12/23	2,420	2,649,041
6.000%	12/30/19	1,572	1,779,616
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes(a)
4.250%	07/02/24	4,475	4,493,544
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	375	382,500
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	375	366,797
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	700	735,000
Owens Corning,
Gtd. Notes
9.000%	06/15/19	425	505,362
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23	2,275	2,275,000
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
10.500%	01/31/20	189	202,230
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21	200	207,500
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
7.250%	04/05/41	1,160	$849,700
Sr. Unsec’d. Notes, REGS
7.250%	04/05/41	950	695,875
Vulcan Materials Co.,
Sr. Unsec’d. Notes(a)
7.500%	06/15/21	425	486,625
West China Cement Ltd. (China),
Gtd. Notes
6.500%	09/11/19	1,050	1,023,741

			21,903,911

Chemicals — 0.1%
Chemours Co. (The),
Sr. Unsec’d. Notes, 144A(a)
6.625%	05/15/23	225	151,313
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	1,170	1,105,650
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	850	722,500
10.000%	04/15/20	325	311,594
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A(a)
6.125%	08/15/18	850	801,125
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	EUR 725	815,053
LYB International Finance BV,
Gtd. Notes(a)
4.000%	07/15/23	4,180	4,199,429
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes(a)
3.880%	10/24/21	950	731,500
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A(a)
6.500%	02/01/22	1,325	1,139,500
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	1,050	787,500

			10,765,164

Coal
CONSOL Energy, Inc.,
Gtd. Notes, 144A
8.000%	04/01/23	1,225	875,140
Murray Energy Corp.,
Sec’d. Notes, 144A
11.250%	04/15/21	2,300	1,207,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20	575	508,760
7.375%	02/01/20	350	309,680

			2,901,080

Commercial Services — 0.2%
Ancestry.Com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18	1,075	1,064,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A
6.500%	07/15/22	550	$574,750
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	1,810	1,789,212
Unsec’d. Notes
2.600%	08/01/18	1,515	1,546,812
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	2,300	2,294,250
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20	EUR 150	174,651
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, REGS
6.850%	07/02/37	1,250	1,321,875
Europcar Groupe SA (France),
Sec’d. Notes, 144A
5.750%	06/15/22	EUR 475	534,749
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22	850	879,750
6.750%	10/01/20	650	671,937
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	325	292,500
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	2,185	2,175,755
ICTSI Treasury BV (Philippines),
Gtd. Notes, MTN
5.875%	09/17/25	200	213,283
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22	EUR 500	754,481
Laureate Education, Inc.,
Gtd. Notes, 144A(a)
10.000%	09/01/19	1,725	1,354,125
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	625	661,719
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22	EUR 500	558,815
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	2,130	2,201,106
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	1,310	1,282,119
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN 4,240	244,133
Royal Capital B.V. (Philippines),
Gtd. Notes
5.500%(c)	12/29/49	350	335,991
6.250%(c)	05/29/49	200	199,999

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	250	$255,937
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	350	406,875
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20	575	600,875
United Rentals North America, Inc.,
Gtd. Notes(a)
6.125%	06/15/23	875	872,266
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	EUR 575	677,846

			23,940,061

Computers
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21	175	171,500

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19	650	661,375
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.375%	06/15/19	EUR 750	850,675
8.625%	06/15/19	907	925,381
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20	693	692,647
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings
II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16	525	517,125
6.000%	06/15/17	825	807,469
Coveris Holding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18	275	283,250
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	325	321,750
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19	25	27,500
Novelis, Inc.,
Gtd. Notes(a)
8.750%	12/15/20	425	409,147
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes(a)
8.250%	02/15/21	2,225	2,219,437
9.875%	08/15/19	403	417,105
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23	600	601,500
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	02/15/23	EUR 1,175	1,345,776

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)

			$10,080,137

Cosmetics/Personal Care
Avon Products, Inc.,
Sr. Unsec’d. Notes
6.350%	03/15/20	155	122,450
6.750%	03/15/23	1,000	713,750

			836,200

Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
6.375%	10/01/23	1,100	1,102,750
H&E Equipment Services, Inc.,
Gtd. Notes(a)
7.000%	09/01/22	275	266,750
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.250%	12/15/21	900	904,500
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP 1,100	1,547,538
Univar USA, Inc.,
Gtd. Notes, 144A(a)
6.750%	07/15/23	850	788,375

			4,609,913

Diversified Financial Services — 0.3%
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22	600	606,000
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	675	658,125
6.375%	04/01/20	500	508,750
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	360	408,600
8.000%	03/15/20	161	185,150
8.000%	11/01/31	300	347,532
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	730	863,536
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	500	517,500
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21	675	705,375
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, REGS
1.000%	10/10/25	300	167,710
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A(a)
5.625%	10/15/20	1,050	1,091,475
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,490	2,411,436
10.250%	07/15/19	400	484,420

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	1,450	$1,537,000
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18	3,810	3,892,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	900	901,350
6.000%	08/01/20	1,625	1,669,687
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	1,200	1,146,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	400	374,000
Sr. Unsec’d. Notes
7.375%	10/01/17	375	376,875
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	1,120	1,080,800
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes(a)
6.500%	07/01/21	2,600	2,158,000
7.875%	10/01/20	1,300	1,183,000
Navient Corp.,
Sr. Unsec’d. Notes(a)
5.000%	10/26/20	1,150	964,045
5.875%	03/25/21	1,025	862,281
Ocwen Financial Corp.,
Sr. Unsec’d. Notes, 144A(a)
7.125%	05/15/19	1,525	1,364,875
Onemain Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/15/19	700	724,500
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, REGS
7.390%	12/02/24	1,910	2,473,450
Quicken Loans, Inc.,
Gtd. Notes, 144A(a)
5.750%	05/01/25	1,625	1,525,469
Springleaf Finance Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/19	850	830,875
Walter Investment Management Corp.,
Gtd. Notes(a)
7.875%	12/15/21	1,775	1,517,625

			33,538,015

Diversified Machinery
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21	525	583,879
Case New Holland Industrial, Inc. (United Kingdom),
Gtd. Notes
7.875%	12/01/17	225	237,375
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A(a)
6.875%	08/15/21	1,550	1,371,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Machinery (cont’d.)

			$2,193,004

Electric — 0.4%
AES Corp.,
Sr. Unsec’d. Notes(a)
5.500%	03/15/24	1,050	930,825
Calpine Corp.,
Sr. Unsec’d. Notes(a)
5.375%	01/15/23	1,875	1,748,437
5.500%	02/01/24	525	488,250
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	240	263,761
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	592,365
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	2,555	2,809,675
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	850	852,125
7.375%	11/01/22	650	655,687
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, REGS
6.750%	08/06/23	1,100	1,028,500
7.125%	02/11/25	3,860	3,631,990
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20	1,515	1,528,268
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	1,920	1,945,444
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	2,180	2,185,949
4.250%	03/15/23	2,445	2,457,782
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,638,917
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(a)
9.500%	10/15/18	875	809,375
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23	1,245	1,413,374
Sr. Sec’d. Notes, REGS
6.875%	06/21/23	500	567,620
Majapahit Holding BV (Indonesia),
Gtd. Notes, REGS
7.750%	01/20/20	1,820	2,024,750
NRG Energy, Inc.,
Gtd. Notes(a)
6.625%	03/15/23	1,625	1,495,000
NRG Yield Operating LLC,
Gtd. Notes(a)
5.375%	08/15/24	725	636,187
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
3.500%	10/09/18	7,450	$7,237,675
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42	200	158,000
Sr. Unsec’d. Notes, REGS(a)
5.250%	10/24/42	2,000	1,580,000
5.500%	11/22/21	965	972,237
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22	1,400	1,123,500

			44,775,693

Electrical Components & Equipment
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	925	900,719

Electronics — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22	740	737,273
3.875%	07/15/23	740	748,116
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22	1,985	1,961,621
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	4,780	5,322,850
Keysight Technologies, Inc.,
Gtd. Notes, 144A
4.550%	10/30/24	5,430	5,288,880
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	865	869,745
4.150%	02/01/24	3,575	3,702,885

			18,631,370

Energy-Alternate Sources
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP 725	1,114,288
TerraForm Power Operating LLC,
Gtd. Notes, 144A(a)
5.875%	02/01/23	1,250	1,103,125
6.125%	06/15/25	400	346,000

			2,563,413

Engineering & Construction — 0.2%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(c)	12/29/49	1,260	1,230,723
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49	770	769,994
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	350	368,235
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	4,343	4,763,172

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Engineering & Construction (cont’d.)
MMC Energy, Inc.,
First Lien(g)(i)
8.875%	10/15/20	950	$—
SBA Tower Trust,
Mortgage, 144A
2.898%	10/15/44	2,670	2,678,517
2.933%	12/15/42	685	695,460
3.869%	10/15/49	4,755	4,837,970

			15,344,071

Entertainment — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	1,850	1,799,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21	1,075	1,088,437
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	950	992,750
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20	300	291,000
Eldorado Resorts, Inc.,
Sr. Unsec’d. Notes, 144A(a)
7.000%	08/01/23	450	442,125
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	1,025	1,098,995
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	CAD 275	212,252
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	675	627,750
6.500%	02/15/25	1,025	922,500
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	350	361,813
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	1,550	1,615,875
Regal Entertainment Group,
Sr. Unsec’d. Notes(a)
5.750%	03/15/22	2,300	2,259,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	223	231,920
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	600	591,000
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	525	548,625
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	600	600,000
WMG Acquisition Corp.,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment (cont’d.)
6.750%	04/15/22	700	$658,000
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	728	728,000

			15,069,917

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes(a)
5.125%	06/01/21	675	678,375
5.250%	08/01/20	225	227,250
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18	875	481,250
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	1,575	1,181,250

			2,568,125

Food Service
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, 144A
7.125%	12/15/18	GBP 275	428,485

Foods — 0.2%
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	4,075	4,309,280
Boparan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	07/15/19	GBP 675	949,626
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A(a)
9.000%	12/15/17	416	424,320
Darling Ingredients, Inc.,
Gtd. Notes(a)
5.375%	01/15/22	1,350	1,323,000
Dean Foods Co.,
Gtd. Notes, 144A(a)
6.500%	03/15/23	1,025	1,040,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	800	750,000
JM Smucker Co. (The),
Gtd. Notes, 144A
2.500%	03/15/20	2,750	2,758,374
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, REGS
9.500%	05/04/20	1,200	1,164,000
Post Holdings, Inc.,
Gtd. Notes(a)
7.375%	02/15/22	800	812,000
Gtd. Notes, 144A
6.000%	12/15/22	400	383,500
6.750%	12/01/21	625	625,000
7.750%	03/15/24	300	307,500
8.000%	07/15/25	250	257,500
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	775	821,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes(a)
3.950%	08/15/24	2,180	$2,220,570
4.500%	06/15/22	1,240	1,314,117

			19,460,662

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	325	308,750
Sr. Unsec’d. Notes, 144A
5.750%	07/15/23	1,700	1,623,500
Mercer International, Inc. (Canada),
Gtd. Notes(a)
7.000%	12/01/19	925	934,250
7.750%	12/01/22	400	404,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	800	810,000

			4,080,500

Gas
Perusahaan Gas Negara Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24	505	476,570

Hand/Machine Tools
Apex Tool Group LLC,
Gtd. Notes, 144A(a)
7.000%	02/01/21	1,250	1,025,000
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	625	637,500

			1,662,500

Healthcare – Products — 0.3%
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	925	795,500
Danaher Corp.,
Sr. Unsec’d. Notes
4.375%	09/15/45	1,350	1,396,324
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	750	731,250
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A(a)
5.750%	09/01/23	400	401,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	3,865	4,413,629
Medtronic, Inc.,
Gtd. Notes(a)
2.750%	04/01/23	1,265	1,242,052
3.500%	03/15/25	11,405	11,637,023
4.625%	03/15/45	4,340	4,474,961
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	1,450	1,359,375

			26,451,114

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare – Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	450	$452,250
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	2,870	2,854,987
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	5,935	5,875,062
4.650%	01/15/43	1,785	1,750,507
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22	3,075	3,140,221
7.125%	07/15/20	750	780,000
8.000%	11/15/19	400	416,250
Sr. Sec’d. Notes(a)
5.125%	08/01/21	1,175	1,195,563
Ephios Bondco PLC (France),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR 825	918,403
HCA Holdings, Inc.,
Sr. Unsec’d. Notes(a)
6.250%	02/15/21	475	505,875
HCA, Inc.,
Gtd. Notes(a)
7.500%	02/15/22	6,300	7,119,000
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20	EUR 550	648,067
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	3,475	3,495,968
4.950%	10/01/44	4,510	4,580,442
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	600	617,250
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,839,103
Select Medical Corp.,
Gtd. Notes(a)
6.375%	06/01/21	875	853,125
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
3.837%(c)	06/15/20	425	422,078
Sr. Unsec’d. Notes(a)
6.750%	06/15/23	1,150	1,141,375
8.125%	04/01/22	775	823,748
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.350%	07/15/22	1,805	1,862,939
3.750%	07/15/25	2,910	3,007,884
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20	1,025	1,066,000

			45,366,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Holding Companies–Diversified — 0.1%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	885	$858,450
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17	750	786,600
Argos Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	800	809,000
Horizon Pharma Financing, Inc.,
Gtd. Notes, 144A
6.625%	05/01/23	1,175	1,036,937
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19	475	492,813
Sr. Sec’d. Notes, 144A
7.875%	07/15/19	425	440,937
Sr. Unsec’d. Notes
7.750%	01/15/22	725	711,406
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	625	632,813
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	EUR 340	404,597
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21	850	800,063
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	1,000	975,000
Yasar Holdings A/S (Turkey),
Gtd. Notes, 144A
8.875%	05/06/20	360	365,400

			8,314,016

Home Builders
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	475	485,688
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	575	575,000
William Lyon Homes, Inc.,
Gtd. Notes(a)
7.000%	08/15/22	825	847,688
8.500%	11/15/20	1,425	1,528,313

			3,436,689

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.625%	10/15/23	600	602,250

Household Products/Wares
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	700	763,000
Gtd. Notes, REGS
7.875%	10/28/19	200	218,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	950	$1,004,625
Gtd. Notes, 144A(a)
5.750%	07/15/25	1,125	1,147,500

			3,133,125

Housewares
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	1,050	1,050,000

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	11/15/24	8,175	8,331,935
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	6,255	6,003,293
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	3,245	3,266,754
5.875%	08/15/20	5,305	6,034,103
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,750	1,776,250
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19	625	603,125
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A(a)
7.875%	10/01/21	975	931,125
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	5,639,520
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes(a)
2.350%	03/06/20	3,425	3,449,646
3.500%	06/03/24	6,750	6,737,513
3.500%	03/10/25	2,500	2,497,917
3.750%	03/14/26	580	583,203
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	3,285	3,285,815
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55	4,165	4,133,763
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	730	820,935
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	810	889,035
6.450%	11/15/19	1,734	1,982,253
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	5,775	5,957,525
5.625%	09/15/20	240	269,972
USI, Inc.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
7.750%	01/15/21	1,550	$1,517,063
Wayne Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	875	837,813

			65,548,558

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Gtd. Notes, 144A
2.500%	11/28/19	2,900	2,846,025
3.125%	11/28/21	3,050	2,929,013
Amazon.com, Inc.,
Sr. Unsec’d. Notes(a)
3.800%	12/05/24	9,160	9,376,396
4.950%	12/05/44	4,610	4,709,392
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	650	711,750
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	3,805	3,765,127
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	1,255	1,223,625
Netflix, Inc.,
Sr. Unsec’d. Notes(a)
5.375%	02/01/21	875	907,813
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes(a)
3.650%	03/15/25	3,825	3,801,859
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20	2,335	2,317,490
3.375%	05/02/19	7,610	7,737,019
United Group BV (Serbia),
Sec’d. Notes, 144A
7.875%	11/15/20	EUR 550	634,547
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR 150	179,151

			41,139,207

Investment Companies
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18	1,175	1,213,942

Iron/Steel
AK Steel Corp.,
Gtd. Notes(a)
7.625%	10/01/21	1,025	550,937
8.375%	04/01/22	600	302,833
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.600%	06/01/19	450	486,000
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	825	814,687
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, REGS
5.750%	01/30/21	850	739,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Iron/Steel (cont’d.)
Severstal OAO Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
5.900%	10/17/22	1,040	$1,003,683

			3,897,640

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
5.875%	05/15/23	EUR 675	667,586
8.750%	05/15/18	EUR 584	657,673
LTF Merger Sub, Inc.,
Gtd. Notes, 144A(a)
8.500%	06/15/23	1,175	1,110,375
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19	625	637,113
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.375%	04/15/23	500	492,500

			3,565,247

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes(a)
6.875%	05/15/23	750	761,250
Interval Acquisition Corp.,
Gtd. Notes, 144A
5.625%	04/15/23	1,000	985,000
MGM Resorts International,
Gtd. Notes(a)
6.000%	03/15/23	1,700	1,651,125
6.625%	12/15/21	575	589,375
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20	450	454,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	1,050	1,034,250
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	200	232,100
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	150	156,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	925	803,016

			6,666,616

Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A(a)
7.000%	02/01/19	575	552,000
Terex Corp.,
Gtd. Notes(a)
6.000%	05/15/21	875	846,563
6.500%	04/01/20	450	456,750

			1,855,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media — 0.9%
21st Century Fox America, Inc.,
Gtd. Notes(a)
4.750%	09/15/44	6,605	$6,501,843
6.400%	12/15/35	1,960	2,275,274
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	1,150	1,110,337
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.125%	01/15/24	1,625	1,547,813
9.875%	12/15/20	650	695,500
Altice SA (Luxembourg),
Gtd. Notes, 144A(a)
7.625%	02/15/25	1,975	1,744,172
7.750%	05/15/22	1,025	932,750
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	1,700	1,602,250
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	GBP 2,150	3,514,220
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20	300	297,000
Cable One, Inc.,
Gtd. Notes, 144A
5.750%	06/15/22	425	418,837
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(a)
5.250%	09/30/22	975	914,063
5.750%	09/01/23	575	551,281
5.750%	01/15/24	1,450	1,384,750
6.625%	01/31/22	3,925	3,954,437
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A(a)
4.908%	07/23/25	6,835	6,802,212
6.484%	10/23/45	3,650	3,682,303
Central European Media Enterprises Ltd. (Bermuda),
Sec’d. Notes
5.000%	11/15/15	1,325	1,320,031
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.125%	12/15/21	825	726,516
6.375%	09/15/20	2,350	2,211,937
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)
6.500%	11/15/22	1,925	1,932,219
6.500%	11/15/22	50	49,750
Cumulus Media Holdings, Inc.,
Gtd. Notes(a)
7.750%	05/01/19	475	340,813
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	300	265,500
6.750%	06/01/21	1,525	1,468,758
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(a)
10.000%	01/15/18	675	357,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24	EUR 750	$896,718
LIN Television Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.875%	11/15/22	575	570,687
Mediacom Broadband LLC/Mediacom Broad band Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	450	425,250
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	925	921,531
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	425	439,875
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25	740	725,526
Neptune Finco Corp. (Netherlands),
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	2,850	2,882,063
10.875%	10/15/25	800	808,000
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes(a)
4.500%	10/01/20	850	852,125
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19	EUR 380	451,449
Numericable-SFR SAS (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	2,050	1,973,125
Sinclair Television Group, Inc.,
Gtd. Notes(a)
6.125%	10/01/22	550	544,500
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
6.000%	07/15/24	3,450	3,467,250
Sr. Sec’d. Notes, 144A(a)
5.250%	08/15/22	5,705	5,918,938
TEGNA, Inc.,
Gtd. Notes
5.125%	10/15/19	450	456,750
6.375%	10/15/23	1,250	1,312,500
Time Warner Cable, Inc.,
Gtd. Notes(a)
6.550%	05/01/37	1,435	1,410,002
6.750%	06/15/39	1,350	1,350,320
8.250%	04/01/19	1,675	1,951,831
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	725	677,875
Townsquare Media, Inc.,
Sr. Notes, 144A
6.500%	04/01/23	675	600,750
Tribune Media Co.,
Gtd. Notes, 144A(a)
5.875%	07/15/22	2,075	2,012,750
Unitymedia GmbH (Germany),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
6.125%	01/15/25	1,050	$1,036,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	1,075	1,010,500
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)
5.125%	05/15/23	2,350	2,232,500
5.125%	02/15/25	825	773,438
6.750%	09/15/22	426	440,910
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,700	1,674,500
Gtd. Notes, 144A
6.875%	07/15/21	CAD 475	377,295
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	975	884,813
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
13.375%	10/15/19	1,050	1,081,500
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25	525	480,375

			87,244,837

Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes(a)
5.125%	10/01/24	2,295	2,185,987
5.950%	02/01/37	565	508,500
6.150%	08/15/20	5,035	5,186,050
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18	400	389,000
7.875%	11/01/20	850	824,585
ALROSA Finance SA (Russia),
Gtd. Notes, REGS
7.750%	11/03/20	1,100	1,147,432
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A(a)
3.625%	05/14/20	6,090	5,313,762
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20	850	739,500
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.250%	10/15/19	725	507,500
7.250%	05/15/22	600	372,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	1,025	818,719
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	825	798,187
Nyrstar Netherlands Holdings BV (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19	EUR 825	758,875
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
8.250%	05/31/20	1,995	$1,865,325
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes(a)
11.250%	10/15/18	521	472,807
Sr. Sec’d. Notes
9.000%	10/15/17	800	714,000
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A(a)
7.125%	05/31/23	1,250	771,990
Sr. Unsec’d. Notes, REGS
8.250%	06/07/21	200	140,084

			23,514,303

Miscellaneous Manufacturing
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/18	2,000	1,860,000

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)
6.000%	08/15/22	925	966,856

Oil & Gas — 1.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(a)
3.450%	07/15/24	490	475,166
California Resources Corp.,
Gtd. Notes(a)
5.500%	09/15/21	113	68,930
Chesapeake Energy Corp.,
Gtd. Notes(a)
5.375%	06/15/21	625	415,625
5.750%	03/15/23	3,375	2,201,131
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,006,203
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	2,973,897
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	982,410
Comstock Resources, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	03/15/20	25	17,375
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	1,825	1,738,313
7.000%	01/15/21	350	357,000
Continental Resources, Inc.,
Gtd. Notes(a)
5.000%	09/15/22	7,220	6,317,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	450	432,000
7.750%	02/15/23	1,375	1,347,500
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	1,850	1,100,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	3,555	$2,995,087
5.875%	05/28/45	610	465,125
7.375%	09/18/43	1,130	1,033,950
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,375	2,418,220
8.125%	06/01/19	3,145	3,695,202
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
7.288%	08/16/37	1,880	1,797,750
8.146%	04/11/18	1,115	1,183,517
Gulfport Energy Corp.,
Gtd. Notes, 144A
6.625%	05/01/23	1,380	1,269,600
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, REGS
5.750%	04/30/43	6,450	4,660,125
6.375%	04/09/21	200	195,750
7.000%	05/05/20	1,575	1,593,113
9.125%	07/02/18	4,190	4,541,960
Lukoil International Finance BV (Russia),
Gtd. Notes, REGS
3.416%	04/24/18	450	432,000
Matador Resources Co.,
Gtd. Notes, 144A
6.875%	04/15/23	2,350	2,256,000
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	425	388,875
5.750%	01/30/22	6,370	6,178,900
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/22	325	324,387
5.875%	06/01/24	2,300	2,288,500
Sr. Unsec’d. Notes
4.150%	12/15/21	6,065	6,103,125
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19	2,175	804,750
5.625%	01/19/25	1,550	542,035
Gtd. Notes, REGS
5.125%	03/28/23	325	112,125
5.375%	01/26/19	1,245	460,650
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	500	390,000
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)
7.500%	02/15/22	1,675	1,624,750
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42	600	496,414
6.450%	05/30/44	1,645	1,426,806
Sr. Unsec’d. Notes, REGS
4.300%	05/20/23	1,160	1,058,324
5.625%	05/20/43	5,925	4,605,894
6.450%	05/30/44	2,000	1,734,718

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	1,500	$1,083,750
4.875%	03/17/20	825	598,125
5.375%	01/27/21	4,875	3,546,563
5.625%	05/20/43	2,908	1,781,150
5.750%	01/20/20	3,050	2,275,147
6.250%	03/17/24	400	291,120
6.750%	01/27/41	920	600,300
6.850%	06/05/15	847	539,963
6.875%	01/20/40	200	130,000
7.875%	03/15/19	1,950	1,608,750
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	8,500	3,821,600
5.375%	04/12/27	2,980	952,110
Gtd. Notes, REGS
6.000%	11/15/26	1,500	479,925
8.500%	11/02/17	7,325	4,889,437
9.000%	11/17/21	4,795	1,714,213
9.750%	05/17/35	600	217,500
Sr. Unsec’d. Notes(a)
5.125%	10/28/16	12,894	8,832,479
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)
3.500%	07/18/18	3,160	3,194,760
4.875%	01/24/22	1,550	1,534,825
5.500%	06/27/44	6,350	5,095,875
6.500%	06/02/41	10,702	9,843,700
6.625%	06/15/35	575	539,063
7.190%	09/12/24	MXN 3,700	207,950
Gtd. Notes, 144A
3.500%	07/23/20	2,120	2,057,354
5.500%	06/27/44	2,750	2,206,875
5.625%	01/23/46	3,600	2,929,860
Sr. Sec’d Notes, REGS
4.250%	01/15/25	2,000	1,830,000
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	440	475,200
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20	150	172,477
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	100	85,000
6.625%	11/15/20	350	305,375
Range Resources Corp.,
Gtd. Notes(a)
5.000%	08/15/22	400	354,000
5.000%	03/15/23	850	751,719
Gtd. Notes, 144A(a)
4.875%	05/15/25	1,175	1,047,219
SandRidge Energy, Inc.,
Sec’d. Notes, 144A
8.750%	06/01/20	675	409,219
Seadrill Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17	200	154,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A(a)
6.750%	05/01/23	775	$666,500
8.250%	05/15/20	1,650	1,551,000
Shell International Finance BV (Netherlands),
Gtd. Notes(a)
2.125%	05/11/20	4,530	4,534,689
3.250%	05/11/25	11,475	11,347,123
SM Energy Co.,
Sr. Unsec’d. Notes(a)
5.000%	01/15/24	1,125	952,031
5.625%	06/01/25	425	365,500
6.125%	11/15/22	400	370,400
6.500%	01/01/23	500	465,000
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	600	522,000
6.250%	04/01/23	1,950	1,686,750
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	300	241,500
6.000%	01/15/22	1,725	1,483,500
7.500%	08/01/20	1,200	1,098,000
8.250%	08/01/23	650	589,875

			169,941,923

Oil & Gas Services — 0.1%
CGG SA (France),
Gtd. Notes
6.500%	06/01/21	325	185,900
6.875%	01/15/22	1,600	888,000
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	175	171,500
Exterran Partners LP EXLP Finance Corp.,
Gtd. Notes
6.000%	10/01/22	500	418,750
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	250	211,250
SESI LLC,
Gtd. Notes(a)
6.375%	05/01/19	6,000	5,977,500
7.125%	12/15/21	1,874	1,838,863

			9,691,763

Oil, Gas & Consumable Fuels
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45	600	539,040

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	5,720	5,688,403
2.900%	11/06/22	585	569,974
Actavis Funding SCS,
Gtd. Notes(a)
3.000%	03/12/20	3,015	3,017,641
3.800%	03/15/25	4,150	4,009,062

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35	2,165	$1,991,932
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	1,380	1,342,181
Cardinal Health, Inc.,
Sr. Unsec’d. Notes(a)
3.750%	09/15/25	2,050	2,082,290
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	675	681,750
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)
6.000%	07/15/23	1,000	987,500
6.000%	02/01/25	1,500	1,456,875
JLL/Delta Dutch Pledgeco BV (Netherlands),
Sr. Unsec’d. Notes, PIK, 144A
8.750%	05/01/20	900	909,000
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18	5,075	5,019,997
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	925	898,984
5.875%	05/15/23	2,125	2,030,703
6.375%	10/15/20	2,150	2,137,906

			32,824,198

Pipelines — 0.2%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,006,028
DCP Midstream Operating LP,
Gtd. Notes(a)
3.875%	03/15/23	3,310	2,764,658
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	1,125	1,032,413
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	575	533,313
5.625%	04/15/23	1,325	1,175,937
5.750%	05/15/24	525	467,250
6.250%	03/15/22	1,275	1,185,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)
4.250%	11/15/23	1,900	1,581,750
5.250%	05/01/23	1,100	976,250
Gtd. Notes, 144A
5.000%	01/15/18	625	595,313
6.750%	03/15/24	925	883,375
Western Gas Partners LP,
Sr. Unsec’d. Notes(a)
4.000%	07/01/22	4,395	4,253,437
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	2,025	1,570,327
4.550%	06/24/24	5,905	4,682,258
Williams Partners LP,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
6.300%	04/15/40	680	$611,446

			24,319,505

Real Estate — 0.2%
Agile Property Holdings Ltd. (China),
Gtd. Notes, REGS
8.875%	04/28/17	650	653,250
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A(a)
8.500%	01/29/49	560	446,600
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	1,100	852,500
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	2,800	2,814,428
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
12.250%	04/15/18	980	1,058,365
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	549	614,537
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22	425	444,125
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	1,425	1,447,657
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,031,610
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19	620	704,971
KWG Property Holding Ltd. (China),
Gtd. Notes
13.250%	03/22/17	400	437,000
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23	500	497,177
Gtd. Notes, EMTN
6.875%	10/18/19	400	416,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)
5.250%	12/01/21	550	554,125
Shimao Property Holdings Ltd. (Hong Kong),
Gtd. Notes
6.625%	01/14/20	800	806,061
8.125%	01/22/21	290	299,379
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.250%	10/05/20	2,590	2,614,903

			19,692,688

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	3,885	3,920,101

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)
4.875%	04/15/22	800	$831,600
5.250%	01/15/23	1,675	1,771,647
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	1,625	1,665,625
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	1,250	1,243,750
5.375%	04/01/23	850	831,385
5.750%	01/01/25	300	297,750
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20	2,100	2,120,370
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	875	831,250
iStar, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/18	425	434,563
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	75	78,375
6.875%	05/01/21	325	339,625
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	525	547,313
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	125	138,750
Simon Property Group LP,
Sr. Unsec’d. Notes(a)
2.500%	09/01/20	4,910	4,959,871

			20,011,975

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	1,275	1,246,567
CVS Health Corp.,
Sr. Unsec’d. Notes(a)
2.800%	07/20/20	3,685	3,743,975
3.500%	07/20/22	2,725	2,814,445
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20	350	238,000
Dollar Tree, Inc.,
Gtd. Notes, 144A
5.250%	03/01/20	350	358,890
5.750%	03/01/23	3,175	3,294,063
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/23	100	91,000
Sr. Unsec’d. Notes
6.500%	05/01/21	1,050	981,750
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22	425	418,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A(a)
6.500%	04/15/19	1,250	$1,150,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	09/15/25	1,650	1,680,302
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	350	323,750
Kirk Beauty Zero GmbH (Germany),
Sec’d. Notes, 144A
6.250%	07/15/22	EUR 650	750,021
Men’s Wearhouse, Inc. (The),
Gtd. Notes(a)
7.000%	07/01/22	1,575	1,622,455
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22	GBP 600	862,265
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A
8.000%	07/01/23	GBP 450	629,748
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22	1,995	2,043,498
4.625%	09/15/21	690	745,567
4.875%	01/14/21	1,870	2,066,262
Outerwall, Inc.,
Gtd. Notes
5.875%	06/15/21	375	351,094
6.000%	03/15/19	2,025	2,014,875
Penske Automotive Group, Inc.,
Gtd. Notes(a)
5.750%	10/01/22	1,800	1,804,500
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A(a)
10.250%	06/30/20	525	510,563
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	8,345	8,326,257
4.375%	03/15/23	580	563,795
4.850%	04/01/24	1,845	1,787,650
5.125%	07/02/22	1,115	1,146,233
Rite Aid Corp.,
Gtd. Notes(a)
6.750%	06/15/21	475	486,875
Gtd. Notes, 144A(a)
6.125%	04/01/23	2,050	2,034,625
SM Investments Corp. (Philippines),
Sr. Unsec’d. Notes
4.250%	10/17/19	1,031	1,035,263
Sonic Automotive, Inc.,
Gtd. Notes(a)
5.000%	05/15/23	1,275	1,220,813
7.000%	07/15/22	250	263,750
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	550	558,250

			47,165,726

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)
3.900%	07/21/25	2,950	$3,016,579

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19	525	362,906
7.500%	08/15/22	550	352,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A(a)
5.250%	08/01/23	100	91,980
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	400	416,000
5.750%	03/15/23	575	598,000

			1,820,886

Software — 0.2%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	3,925	4,170,313
BMC Software, Inc.,
Sr. Unsec’d. Notes
7.250%	06/01/18	525	472,500
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	150	164,437
12.625%	01/15/21	4,000	4,545,000
Sr. Sec’d. Notes, 144A(a)
5.375%	08/15/23	1,625	1,608,750
Infor US, Inc.,
Gtd. Notes, 144A
6.500%	05/15/22	1,100	1,009,250
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	525	530,250
5.750%	08/15/25	825	831,187
SS&C Technologies Holdings, Inc.,
Gtd. Notes, 144A
5.875%	07/15/23	1,025	1,042,937

			14,374,624

Telecommunications — 0.9%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20	320	336,800
8.875%	01/01/20	525	561,750
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21	2,025	2,136,375
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23	600	632,688
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	9,945	9,910,053
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)
5.625%	04/01/20	300	279,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
6.450%	06/15/21	500	$457,500
CommScope Technologies Finance LLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/25	1,500	1,439,070
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	415	404,625
3.663%	05/15/45	4,425	4,313,313
6.113%	01/15/40	3,409	3,841,698
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	425	366,563
8.250%	09/30/20	1,225	1,133,125
Sr. Unsec’d. Notes, REGS
8.250%	09/30/20	1,000	925,000
EarthLink Holdings Corp.,
Sr. Sec’d. Notes
7.375%	06/01/20	300	308,250
Frontier Communications Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	09/15/20	1,125	1,102,500
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19	830	783,100
Sr. Sec’d. Notes, REGS
7.000%	08/01/19	200	188,699
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45	5,190	5,175,157
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	610	653,463
Sr. Sec’d. Notes
6.500%	06/15/19	609	653,883
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)
5.500%	08/01/23	400	330,000
6.625%	12/15/22	600	468,000
7.250%	10/15/20	475	435,813
7.500%	04/01/21	1,000	922,500
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	06/01/18	475	404,937
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes(a)
5.750%	12/01/22	650	637,813
Level 3 Financing, Inc.,
Gtd. Notes(a)
5.375%	08/15/22	3,025	2,941,813
5.625%	02/01/23	1,175	1,154,437
6.125%	01/15/21	175	179,902
7.000%	06/01/20	525	543,375
OTE PLC (Greece),
Gtd. Notes, GMTN
4.625%	05/20/16	EUR 1,100	1,227,303
Gtd. Notes, MTN
7.875%	02/07/18	EUR 310	361,984
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, REGS

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
5.750%	04/17/22		400	$429,346
Sable International Finance Ltd. (United Kingdom),
Gtd. Notes, 144A
6.875%	08/01/22		1,200	1,209,000
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		925	970,094
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,680,093
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,100	1,039,182
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		300	297,000
Sprint Corp.,
Gtd. Notes(a)
7.125%	06/15/24		4,775	3,674,840
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22		1,100	1,014,171
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.175%	06/18/19		1,385	1,533,888
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	850	1,392,601
Telstra Corp. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.125%	04/07/25		3,650	3,555,056
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		3,650	3,522,250
6.250%	04/01/21		2,025	2,017,913
6.375%	03/01/25		400	384,000
6.500%	01/15/24		225	218,109
6.633%	04/28/21		1,075	1,077,688
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	CHF	825	908,973
6.750%	03/15/23	EUR	200	239,594
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		315	331,931
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20		4,235	4,587,712
6.400%	09/15/33		10,985	12,584,372
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		550	577,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21		925	944,081
Sr. Unsec’d. Notes, REGS
7.748%	02/02/21		300	306,188
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19		290	283,475

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
7.504%	03/01/22		225	$225,563
Gtd. Notes, REGS(a)
7.504%	03/01/22		800	802,000
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24		450	433,125
7.000%	04/15/23	GBP	625	974,482
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		875	805,000
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		2,125	2,098,438
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		900	891,000

				96,219,340

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		825	816,750

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes(a)
4.550%	09/01/44		5,455	5,350,509
5.050%	03/01/41		585	616,006
5.150%	09/01/43		4,745	5,070,939
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		1,385	1,481,133

				12,518,587

Transportation Infrastructure
Autoridad del Canal de Panama (PN),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		1,385	1,371,621

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,171,619
2.500%	07/30/19		2,215	2,216,675
3.500%	07/15/16		3,550	3,605,444
4.850%	06/01/21		635	685,412

				9,679,150

TOTAL CORPORATE OBLIGATIONS (cost $1,476,022,639)				1,424,221,419

FOREIGN GOVERNMENT BONDS — 2.6%
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	04/17/17		11,185	10,892,325
8.750%	05/07/24		6,141	5,729,917
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/18	BRL	4,600	1,034,481
9.762%	01/01/21	BRL	43,950	8,874,128
10.000%	01/01/25	BRL	18,000	3,276,471

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes(a)
8.250%	01/20/34		480	$496,800
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, REGS
6.000%	01/26/24		1,250	1,317,187
6.625%	07/14/20		660	715,506
6.750%	11/05/19		850	923,950
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes, REGS
9.000%	12/07/17		3,860	3,011,572
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.489%	11/25/24		815	770,175
Sr. Unsec’d. Notes, REGS
4.489%	11/25/24		3,200	3,024,000
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
3.375%	07/17/17	EUR	1,390	1,378,180
4.750%	04/17/19	EUR	1,190	1,157,461
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28	IDR	84,392,000	4,213,667
7.000%	05/15/27	IDR	37,124,000	2,068,390
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, REGS
5.375%	07/23/24		1,350	1,176,066
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		2,084	2,094,420
7.875%	07/28/45		1,115	1,115,000
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	14,800	907,946
7.500%	06/03/27	MXN	6,500	419,502
8.500%	12/13/18	MXN	29,235	1,916,843
10.000%	12/05/24	MXN	107,650	8,111,866
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	103,800	6,767,585
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		2,400	2,421,600
Pakistan Government International Bond (Pakistan),
Unsec’d. Notes, 144A
8.250%	09/30/25		410	421,275
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, REGS
3.300%	11/21/22		850	775,625
4.350%	09/10/24		1,000	930,000
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,739,319
Unsec’d. Notes(a)
1.300%	04/03/17		2,125	2,143,961
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes(a)
1.200%	02/14/18		3,155	3,161,263
2.500%	09/10/21		7,495	7,683,289

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Argentine (Argentina),
Sr. Unsec’d. Notes(i)
2.260%(c)	12/31/38	EUR	1,005	$569,919
8.280%	12/31/33		939	951,108
8.750%(a)	06/02/17		2,145	2,166,450
Republic of Barbados (Barbados),
Sr. Unsec’d. Notes, REGS
6.625%	12/05/35		200	175,559
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		2,410	2,385,900
4.854%	02/06/24		4,535	4,739,075
5.603%	07/20/20		1,095	1,209,975
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%(a)	01/07/25		2,350	2,056,250
4.875%	01/22/21		850	826,625
5.000%	01/27/45		3,120	2,332,200
5.625%(a)	01/07/41		4,970	4,025,700
Republic of Colombia (Colombia),
Bonds
7.000%	05/04/22	COP	1,905,000	595,783
10.000%	07/24/24	COP	4,500,000	1,630,085
Sr. Unsec’d. Notes(a)
2.625%	03/15/23		1,930	1,715,770
4.375%	07/12/21		200	203,700
5.000%	06/15/45		3,645	3,125,587
5.625%	02/26/44		1,900	1,776,500
6.125%	01/18/41		2,565	2,539,350
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d Notes, REGS
9.040%	01/23/18		41	43,241
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,360	1,312,400
6.850%	01/27/45		845	813,313
Sr. Unsec’d. Notes, REGS
6.850%	01/27/45		2,120	2,040,500
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A(a)
10.500%	03/24/20		1,200	900,000
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes, REGS
5.875%	01/30/25		950	821,750
Unsec’d. Notes, 144A
6.375%	01/18/27		1,575	1,382,063
Republic of Eqypt (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		855	807,975
Republic of Gabonese (Gabon),
Bonds, REGS
6.375%	12/12/24		400	330,000
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, REGS(g)(i)
6.000%	09/15/25		284	80,798
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		4,300	4,095,346
4.875%	05/05/21		2,710	2,797,999
5.125%	01/15/45		600	526,400
5.250%	01/17/42		1,000	895,649

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, REGS
3.375%	04/15/23	3,100	$2,824,866
3.750%	04/25/22	760	723,829
4.625%	04/15/43	3,300	2,755,064
4.875%	05/05/21	1,128	1,164,628
5.250%	01/17/42	290	259,738
7.750%	01/17/38	980	1,150,107
Republic of Iraq (Iraq),
Unsec’d. Notes, REGS
5.800%	01/15/28	715	492,246
Republic of Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24	450	392,022
6.375%	03/03/28	235	208,483
Sr. Unsec’d. Notes, REGs
5.750%(c)	12/31/32	2,850	2,467,439
Sr. Unsec’d. Notes, REGS
6.375%	03/03/28	800	709,728
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25	3,605	3,929,450
8.000%	06/24/19	595	651,525
8.500%	11/16/21	176	190,831
Unsec’d. Notes
10.625%	06/20/17	1,100	1,221,000
Republic of Kenya (Kenya),
Sr. Unsec’d. Notes, REGS
6.875%	06/24/24	900	815,400
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes(a)
3.600%	01/30/25	1,550	1,517,063
4.600%	01/23/46	3,000	2,670,000
5.750%	10/12/2110	376	351,560
6.050%	01/11/40	1,176	1,287,720
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,806	3,472,975
Republic of Mongolia (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18	215	198,337
Sr. Unsec’d. Notes, REGS
4.125%	01/05/18	2,275	2,098,687
5.125%	12/05/22	600	492,756
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	5,500	5,555,000
Republic of Namibia (Namibia),
Sr. Unsec’d. Notes, REGS
5.500%	11/03/21	200	205,332
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes, 144A
7.250%	04/15/19	200	205,185
Unsec’d. Notes, 144A
6.750%	12/03/19	2,600	2,661,849
Republic of Serbia (Serbia),
Bonds, REGS
4.875%	02/25/20	5,365	5,419,294
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17	270	279,113
Sr. Unsec’d. Notes, REGS
5.250%	11/21/17	1,175	1,214,656

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.750%(c)	11/01/24		502	$511,530
7.250%	09/28/21		4,460	4,995,200
Unsec’d. Notes, 144A
5.875%	12/03/18		640	668,000
Unsec’d. Notes, REGS
5.875%	12/03/18		375	391,406
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		1,300	1,485,354
Sr. Unsec’d. Notes, REGS
5.850%	05/10/23		2,595	2,964,995
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	8,700	634,365
Sr. Unsec’d. Notes(a)
4.665%	01/17/24		4,460	4,415,400
5.500%	03/09/20		1,390	1,477,501
5.875%	09/16/25		5,455	5,809,575
6.875%	05/27/19		2,925	3,261,141
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,146,347
Sr. Unsec’d. Notes, REGS
6.250%	10/04/20		800	807,982
6.250%	07/27/21		400	398,946
Republic of Tanzania (Tanzania),
Bonds, REGS
6.538%(c)	03/09/20		1,100	1,042,250
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes(a)
4.875%	04/16/43		1,200	999,000
5.125%	03/25/22		4,800	4,853,712
5.625%	03/30/21		2,425	2,531,094
6.000%	01/14/41		4,725	4,600,969
6.750%	05/30/40		375	399,375
6.875%	03/17/36		1,600	1,730,400
7.000%	03/11/19		1,900	2,086,827
7.500%	11/07/19		1,900	2,134,555
8.000%	02/14/34		900	1,086,750
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes, 144A(g)
6.250%	06/17/16		400	313,160
Sr. Unsec’d. Notes, REGS
4.950%	10/13/15	EUR	600	544,065
6.250%	06/17/16		1,900	1,487,510
6.580%	11/21/16		12,025	9,450,447
Sr. Unsec’d. Notes, RegS
6.750%	11/14/17		300	237,000
Sr. Unsec’d. Notes, REGS
7.500%	04/17/23		400	318,848
9.250%	07/24/17		1,309	1,035,259
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,620	864,600
Sr. Unsec’d. Notes, REGS
8.250%	10/13/24		1,750	586,250
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		700	661,636

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Zambia (Zambia),
Unsec’d. Notes, REGS
5.375%	09/20/22	480	$340,080
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, REGS
4.500%	04/04/22	8,600	8,600,000
7.500%(c)	03/31/30	6,108	7,184,853
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, REGS
3.500%	01/16/19	400	399,000
4.875%	09/16/23	1,800	1,815,012
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, REGS
5.180%	06/28/19	900	905,094
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	366,320
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	570	450,300

TOTAL FOREIGN GOVERNMENT BONDS (cost $293,739,374)			274,120,731

MUNICIPAL BONDS — 0.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	4,826,085
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,673,526
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,887,511
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,118,420
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	346,052
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,253,045

			18,104,639

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,226,044

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	145,220

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,107,980
2.995%	07/01/20	3,695	3,779,726

			5,887,706

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds, BABs
6.395%	01/01/40	480	$593,645
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,411,218

			3,004,863

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,369,801
5.888%	07/01/43	2,120	2,597,191

			3,966,992

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd., BABs
4.500%	08/01/31	840	908,351

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,375,157
6.271%	12/01/37	2,630	3,355,591
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,815,503
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,097,446
Revenue Bonds, BABs
5.508%	08/01/37	3,275	3,952,401
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	339,044
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	5,624,215
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,850,667

			24,410,024

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,150,748
2.003%	07/01/18	115	116,366
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,820,110

			7,087,224

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,084,454

Oregon
State of Oregon,

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Oregon (cont’d.)
General Obligation Unlimited
5.892%	06/01/27	60	$72,457

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	1,240	1,239,888

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	3,330	2,497,400
Government Development Bank for Puerto Rico,
Revenue Bonds
5.000%	12/01/15	810	425,258

			2,922,658

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,581,925

Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,818,163

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,441,837

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,311,094
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,704,465
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,252,358
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,876,832

			6,144,749

TOTAL MUNICIPAL BONDS (cost $84,004,114)			85,047,194

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.666%(c)	02/25/34	28	28,381
Series 2004-D, Class 2A2
2.725%(c)	05/25/34	12	11,939
Series 2004-H, Class 2A2
2.715%(c)	09/25/34	22	21,552
Series 2004-I, Class 3A2
2.651%(c)	10/25/34	9	8,686
Series 2005-J, Class 2A1
2.698%(c)	11/25/35	118	108,796

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-J, Class 3A1
2.751%(c)	11/25/35	32	$30,186
Credit Suisse Mortgage Trust,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	26	26,329
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
1.056%(c)	09/19/44	1,942	1,825,870
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1
2.149%(c)	11/25/24	2,590	2,607,519
Series 2014-C04, Class 2M1
2.299%(c)	11/25/24	1,296	1,304,697
Series 2015-C01, Class 1M1
1.699%(c)	02/25/25	669	670,586
Series 2015-C01, Class 2M1
1.699%(c)	02/25/25	281	281,332
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
3.287%(c)	10/18/54	394	396,141
Series 2012-1A, Class 3A1, 144A
1.824%(c)	10/18/54	2,620	2,661,771
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
2.599%(c)	08/25/24	2,930	2,964,052
Series 2014-HQ2, Class M2
2.399%(c)	09/25/24	2,425	2,408,505
Series 2014-HQ3, Class M2
2.841%(c)	10/25/24	1,665	1,697,912
Series 2015-DN1, Class M2
2.599%(c)	01/25/25	3,320	3,360,222
Series 2015-DNA1, Class M2
2.049%(c)	10/25/27	4,325	4,303,993
Series 2015-HQ1, Class M2
2.399%(c)	03/25/25	2,755	2,754,997
Series 2015-HQ2, Class M2
2.149%(c)	05/25/25	2,705	2,653,129
Series 2015-HQA1, Class M2
2.844%(c)	03/25/28	4,050	4,049,997
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	775	41,187
Series 2010-103, Class IN, IO
4.500%	02/20/39	773	41,517
Series 2010-164, Class MI, IO
4.000%	09/20/37	4,447	315,258
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,215	120,551
Series 2011-88, Class EI, IO
4.500%	11/20/39	1,065	99,221
Series 2012-94, Class BI, IO
4.000%	05/20/37	4,312	675,510
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,630	287,752
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, RMBSMT 0, 144A
2.489%(c)	10/15/54	1,250	1,281,099

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
1.992%(c)	02/25/40	12	$11,771
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.518%(c)	09/25/35	61	60,470
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.497%(c)	01/25/34	20	20,530
Series 2004-G, Class A3
2.728%(c)	06/25/34	118	118,281

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,086,075)			37,249,739

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Mortgage Corp.
2.245%(c)	01/01/36	5	4,756
2.250%(c)	04/01/37	245	259,491
2.300%(c)	03/01/36	28	30,354
2.339%(c)	01/01/37	16	17,014
2.358%(c)	02/01/37	142	151,046
2.361%(c)	02/01/35	66	70,678
2.375%(c)	09/01/32	1	869
2.393%(c)	02/01/37	48	51,293
2.475%(c)	07/01/35	14	14,307
2.478%(c)	11/01/35	13	13,854
2.500%	05/01/28	2,892	2,976,965
2.598%(c)	02/01/37	69	73,556
2.733%(c)	02/01/37	67	71,235
3.000%	01/01/43-07/01/43	25,765	26,128,224
3.500%	09/01/42-05/01/43	20,971	21,903,519
4.000%	08/01/26-12/01/41	13,217	14,132,484
4.500%	04/01/19-04/01/41	13,356	14,492,624
4.500%	TBA	6,280	6,796,137
5.000%	10/01/18-08/01/40	7,207	7,949,969
5.500%	12/01/18-01/01/38	2,739	3,046,809
5.829%(c)	12/01/36	3	2,709
6.000%	10/01/32-09/01/38	1,046	1,191,796
6.051%(c)	10/01/36	11	11,327
6.079%(c)	11/01/36	10	10,390
6.106%(c)	10/01/36	19	19,845
6.421%(c)	08/01/36	8	8,685
6.500%	08/01/36-08/01/38	202	234,083
7.000%	06/01/32	5	5,134
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.426%	08/25/17	1,205	1,214,151
1.875%	04/25/22	1,791	1,815,836
Federal National Mortgage Assoc.
1.861%(c)	12/01/35	5	5,395
2.136%(c)	12/01/35	25	26,868
2.206%(c)	11/01/37	183	195,527
2.271%(c)	07/01/35	28	29,922
2.375%(c)	08/01/37	61	64,991
2.446%(c)	08/01/36	40	42,989
2.461%(c)	12/01/35	9	9,822

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	10/01/27-02/01/43		43,934	$44,881,990
3.000%	01/01/27-11/01/43		42,879	43,983,418
3.000%	TBA		21,145	21,429,135
3.500%	06/01/42-09/01/45		67,711	70,867,765
3.500%	TBA		22,485	23,455,367
4.000%	04/01/24-08/01/42		63,237	67,607,002
4.000%	TBA		55,355	59,046,072
4.500%	05/01/19-04/01/42		44,295	48,069,354
4.500%	TBA		9,320	10,094,288
5.000%	05/01/18-07/01/42		45,193	49,842,607
5.000%	TBA		11,650	12,836,161
5.500%	01/01/17-09/01/41		21,285	23,903,584
5.500%	TBA		12,045	13,453,936
6.000%	04/01/21-10/01/40		20,717	23,489,017
6.060%(c)	09/01/36		3	2,914
6.500%	02/25/32-05/01/40		7,120	8,196,236
7.000%	01/01/31-04/01/37		31	33,905
Government National Mortgage Assoc.
2.500%	12/20/42-03/20/43		23,387	23,102,407
3.000%	07/15/42-07/20/45		29,751	30,445,434
3.500%	08/20/42-08/20/45		87,708	92,078,305
3.500%	TBA		40,630	42,571,025
4.000%	09/20/25-09/20/45		25,921	27,730,920
4.000%	TBA		12,530	13,349,592
4.500%	11/20/39-05/20/45		20,634	22,385,363
5.000%	03/20/34-01/20/45		8,455	9,295,047
5.500%	10/20/32-06/20/44		9,279	10,453,746
6.000%	01/20/33		2	2,651
6.500%	09/20/32-12/20/33		13	15,067
8.000%	12/15/16-07/15/23		2	2,467
8.500%	06/15/16-07/15/26		8	7,805
9.500%	03/15/19-01/15/20		1	861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $884,476,181)				895,708,095

U. S. TREASURY OBLIGATIONS — 4.8%
U. S. Treasury Bonds
3.000%(a)	11/15/44-05/15/45		47,095	48,103,927
3.125%	02/15/43		61,320	64,216,757
3.375%	05/15/44	(k)	12,890	14,147,110
4.625%	02/15/40		9,155	12,165,896
5.375%	02/15/31		1,150	1,596,015
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/16-07/15/24		6,792	6,810,396
0.250%	01/15/25		5,325	5,142,680
0.625%	01/15/24		38,045	38,724,819
1.250%	07/15/20		1,170	1,344,127
1.375%	07/15/18-02/15/44		600	653,581
1.625%	01/15/18		339	400,158
2.125%	01/15/19		510	603,897
2.500%	01/15/29		966	1,288,154
U.S. Treasury Notes
0.500%	06/30/16		4,295	4,302,383
0.625%	11/30/17		91,810	91,642,630
0.875%	02/28/17		49,100	49,354,436
1.250%	10/31/18		12,215	12,319,341
1.500%	05/31/19		63,840	64,694,498
1.625%	08/31/19		14,565	14,814,950
2.000%	08/31/21		35,110	35,889,934

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.625%	04/30/16		24,885	$25,230,727

TOTAL U.S. TREASURY OBLIGATIONS (cost $485,238,932)				493,446,416

TOTAL LONG-TERM INVESTMENTS (cost $9,040,986,679)				$9,324,306,406

			Shares
SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,712,015,827; includes $592,466,171 of cash collateral for securities on loan)(b)(w)			1,712,015,827	1,712,015,827

Interest Rate	Maturity Date		Principal Amount (000)#
U. S. TREASURY OBLIGATIONS(n) — 0.5%
U. S. Treasury Bills
0.064%	04/28/16		1,000	999,599
0.068%	04/28/16		500	499,800
0.107%	04/28/16	(h)(k)	55,000	54,978,770

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,465,100)				56,478,169

TOTAL SHORT-TERM INVESTMENTS (cost $1,768,480,927)				1,768,493,996

TOTAL INVESTMENTS — 107.3% (cost $10,809,467,606)	11,092,800,402
Liabilities in excess of other assets(x) — (7.3)%	(753,214,531)

NET ASSETS — 100.0%	$10,339,585,871

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $582,115,196; cash collateral of $592,466,171 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
259	2 Year U.S. Treasury Notes	Dec. 2015	$56,666,828	$56,729,094	$62,266
553	5 Year U.S. Treasury Notes	Dec. 2015	66,286,516	66,645,141	358,625
611	10 Year U.S. Treasury Notes	Dec. 2015	77,909,422	78,656,703	747,281
226	20 Year U.S. Treasury Bonds	Dec. 2015	35,169,390	35,559,688	390,298
186	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	29,813,255	29,835,562	22,307
194	ASX SPI 200 Index	Dec. 2015	17,230,084	17,044,957	(185,127)
1,696	Euro STOXX 50	Dec. 2015	60,387,159	58,578,168	(1,808,991)
465	FTSE 100 Index	Dec. 2015	42,543,227	42,335,716	(207,511)
279	Mini MSCI EAFE Index	Dec. 2015	23,852,440	23,010,525	(841,915)
254	Russell 2000 Mini Index	Dec. 2015	29,439,310	27,835,860	(1,603,450)
4,322	S&P 500 E-Mini	Dec. 2015	422,556,063	412,470,070	(10,085,993)
299	TOPIX Index	Dec. 2015	35,145,209	35,180,136	34,927

					(13,117,283)

Short Positions:
304	2 Year U.S. Treasury Notes	Dec. 2015	66,509,754	66,585,500	(75,746)
805	10 Year U.S. Treasury Notes	Dec. 2015	102,601,762	103,631,172	(1,029,410)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.):
9	20 Year U.S. Treasury Bonds	Dec. 2015	$1,406,125	$1,416,094	$(9,969)

					(1,115,125)

					$(14,232,408)

(1)	U.S. Treasury Securities with market values of $1,202,888 and $37,950,331 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/20/15	Charles Schwab	AUD	8,460	$6,068,857	$5,931,417	$(137,440)
Expiring 10/20/15	Goldman Sachs & Co.	AUD	700	489,686	490,780	1,094
Expiring 10/22/15	Royal Bank of Scotland Group PLC	AUD	546	392,768	382,765	(10,003)
Brazilian Real,
Expiring 12/02/15	Morgan Stanley	BRL	1,908	495,006	470,478	(24,528)
Expiring 12/02/15	Morgan Stanley	BRL	1,907	453,778	470,231	16,453
British Pound,
Expiring 10/13/15	Bank of America	GBP	15	23,717	23,163	(554)
Expiring 10/20/15	Charles Schwab	GBP	19,260	29,843,836	29,132,677	(711,159)
Expiring 10/20/15	Deutsche Bank AG	GBP	1,225	1,862,153	1,852,935	(9,218)
Canadian Dollar,
Expiring 10/20/15	Charles Schwab	CAD	3,425	2,598,753	2,566,235	(32,518)
Expiring 10/20/15	Goldman Sachs & Co.	CAD	200	149,721	149,853	132
Chilean Peso,
Expiring 11/20/15	Barclays Capital Group	CLP	138,155	198,072	197,525	(547)
Euro,
Expiring 10/20/15	Goldman Sachs & Co.	EUR	2,000	2,248,894	2,235,486	(13,408)
Expiring 10/20/15	JPMorgan Chase	EUR	36,150	40,743,219	40,406,411	(336,808)
Expiring 11/20/15	UBS AG	EUR	1,426	1,638,530	1,594,697	(43,833)
Expiring 11/20/15	UBS AG	EUR	417	468,032	466,331	(1,701)
Expiring 12/15/15	Citigroup Global Markets	EUR	128	144,144	143,691	(453)
Indian Rupee,
Expiring 11/18/15	Hong Kong & Shanghai Bank	INR	203,383	3,070,859	3,069,974	(885)
Japanese Yen,
Expiring 10/20/15	Charles Schwab	JPY	3,261,000	27,062,847	27,189,629	126,782
Expiring 10/20/15	Royal Bank of Scotland Group PLC	JPY	175,000	1,461,660	1,459,119	(2,541)
Mexican Peso,
Expiring 11/20/15	Bank of New York Mellon	MXN	128	7,474	7,534	60
Expiring 11/20/15	Citigroup Global Markets	MXN	8,981	529,280	529,035	(245)
Expiring 11/20/15	Credit Suisse First Boston Corp.	MXN	9,204	535,137	542,166	7,029
Expiring 11/20/15	JPMorgan Chase	MXN	9,500	565,394	559,602	(5,792)
Expiring 11/20/15	Royal Bank of Scotland Group PLC	MXN	5,563	329,043	327,691	(1,352)
Romanian Leu,
Expiring 10/22/15	Bank of America	RON	3,979	1,029,682	1,005,939	(23,743)
Singapore Dollar,
Expiring 10/20/15	Charles Schwab	SGD	5,725	4,084,125	4,020,167	(63,958)
Expiring 10/20/15	Citigroup Global Markets	SGD	250	174,915	175,554	639
Expiring 11/20/15	Westminster Research Associates LLC	SGD	562	396,376	394,241	(2,135)
South African Rand,
Expiring 11/20/15	Bank of New York Mellon	ZAR	10,211	723,866	730,221	6,355
Expiring 11/20/15	Bank of New York Mellon	ZAR	1,163	82,608	83,134	526
Expiring 11/20/15	Barclays Capital Group	ZAR	19,439	1,394,531	1,390,175	(4,356)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 10/20/15	Charles Schwab	SEK	66,350	$8,052,163	$7,930,724	$(121,439)
Expiring 10/20/15	Morgan Stanley	SEK	3,000	354,326	358,586	4,260
Swiss Franc,
Expiring 10/20/15	Charles Schwab	CHF	13,505	13,956,954	13,866,585	(90,369)
Expiring 10/20/15	UBS AG	CHF	900	925,993	924,097	(1,896)
Expiring 11/12/15	JPMorgan Chase	CHF	23	23,634	23,475	(159)

				$152,580,033	$151,102,323	(1,477,710)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/22/15	Morgan Stanley	AUD	546	$400,431	$382,765	$17,666
Brazilian Real,
Expiring 12/02/15	Barclays Capital Group	BRL	588	157,030	144,990	12,040
Expiring 12/02/15	JPMorgan Chase	BRL	73,602	19,642,914	18,148,888	1,494,026
Expiring 12/02/15	JPMorgan Chase	BRL	2,805	758,621	691,661	66,960
Expiring 12/02/15	Morgan Stanley	BRL	1,561	392,211	384,914	7,297
British Pound,
Expiring 10/13/15	Bank of America	GBP	536	836,523	809,965	26,558
Expiring 10/13/15	Citigroup Global Markets	GBP	7,815	12,054,722	11,821,766	232,956
Canadian Dollar,
Expiring 12/31/15	Bank of America	CAD	798	597,736	597,360	376
Chilean Peso,
Expiring 11/20/15	Credit Suisse First Boston Corp.	CLP	138,255	196,496	197,667	(1,171)
Chinese Yuan,
Expiring 08/15/16	Hong Kong & Shanghai Bank	CNY	2,493	374,184	385,465	(11,281)
Expiring 08/31/16	Citigroup Global Markets	CNY	2,636	401,707	407,328	(5,621)
Expiring 08/31/16	Hong Kong & Shanghai Bank	CNY	2,739	413,161	423,243	(10,082)
Colombian Peso,
Expiring 11/20/15	Credit Suisse First Boston Corp.	COP	5,165,222	1,704,412	1,662,524	41,888
Expiring 11/20/15	Credit Suisse First Boston Corp.	COP	2,050,447	664,220	659,975	4,245
Expiring 11/20/15	Credit Suisse First Boston Corp.	COP	1,754,594	561,434	564,749	(3,315)
Euro,
Expiring 10/20/15	Goldman Sachs & Co.	EUR	2,600	2,893,132	2,906,131	(12,999)
Expiring 11/20/15	Bank of America	EUR	165	186,295	184,178	2,117
Expiring 11/20/15	Bank of New York Mellon	EUR	165	186,502	184,178	2,324
Expiring 11/20/15	Bank of New York Mellon	EUR	152	172,115	169,937	2,178
Expiring 11/20/15	Bank of New York Mellon	EUR	133	150,099	148,376	1,723
Expiring 11/20/15	Bank of New York Mellon	EUR	25	29,205	28,305	900
Expiring 11/20/15	Citigroup Global Markets	EUR	6,256	6,985,338	6,996,531	(11,193)
Expiring 12/15/15	Citigroup Global Markets	EUR	11,448	12,784,593	12,808,710	(24,117)
Indian Rupee,
Expiring 11/18/15	Hong Kong & Shanghai Bank	INR	20,197	300,954	304,865	(3,911)
Expiring 11/18/15	Hong Kong & Shanghai Bank	INR	10,637	163,370	160,561	2,809
Indonesian Rupiah,
Expiring 11/20/15	Bank of New York Mellon	IDR	4,775,462	330,711	318,290	12,421
Expiring 11/20/15	Barclays Capital Group	IDR	109,038,408	7,578,901	7,267,531	311,370
Japanese Yen,
Expiring 10/20/15	Deutsche Bank AG	JPY	160,000	1,340,435	1,334,051	6,384
Mexican Peso,
Expiring 11/20/15	Citigroup Global Markets	MXN	290,409	17,618,149	17,106,657	511,492
Peruvian Nuevo Sol,
Expiring 11/20/15	Credit Suisse First Boston Corp.	PEN	1,307	393,319	397,903	(4,584)
Romanian Leu,
Expiring 10/22/15	Bank of America	RON	3,979	997,693	1,005,938	(8,245)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 11/20/15	Hong Kong & Shanghai Bank	SGD	562	$396,596	$394,242	$2,354
South African Rand,
Expiring 11/20/15	Barclays Capital Group	ZAR	40,076	3,077,828	2,865,924	211,904
South Korean Won,
Expiring 11/30/15	Hong Kong & Shanghai Bank	KRW	468,890	394,689	394,778	(89)
Swiss Franc,
Expiring 10/20/15	UBS AG	CHF	400	411,834	410,709	1,125
Expiring 11/12/15	Royal Bank of Canada	CHF	923	943,198	948,564	(5,366)

				$96,490,758	$93,619,619	2,871,139

						$1,393,429

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CBMX.NA.CDSI.NA	10/17/57	0.500%	3,028	$169,674	$(169,174)	$338,848	Goldman Sachs & Co.
CDX.EM.CDSI.S24	12/20/20	1.000%	71,300	(9,184,045)	(9,055,100)	(128,945)	JPMorgan Chase

				$(9,014,371)	$(9,224,274)	$209,903

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDSI.S24	06/20/20	5.000%	56,430	$3,852,131	$1,646,925	$(2,205,206)
CDX.IG.CDSI.S25	12/20/20	1.000%	313,800	2,216,963	1,132,459	(1,084,504)

				$6,069,094	$2,779,384	$(3,289,710)

U.S. Treasury Security with market value of $8,361,768 has been segregated with JPMorgan Chase to cover requirements for credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,190,756,908	$1,419,109,496	$151
Preferred Stocks	6,690,873	11,344,368	—
Rights	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	246,298,620	—
Residential Mortgage-Backed Securities	—	5,987,032	—
Commercial Mortgage-Backed Securities	—	234,325,364	—
Corporate Obligations	—	1,424,221,419	—
Foreign Government Bonds	—	274,120,731	—
Municipal Bonds	—	85,047,194	—
Residential Mortgage-Backed Securities	—	37,249,739	—
U.S. Government Agency Obligations	—	895,708,095	—
U.S. Treasury Obligations	—	549,924,585	—
Affiliated Money Market Mutual Fund	1,712,015,827	—	—
Other Financial Instruments*
Financial Futures Contracts	(14,232,408)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,393,429	—
OTC credit default swaps	—	(9,014,371)	—
Exchange-traded credit default swaps	—	(3,289,710)	—

Total	$5,895,231,200	$5,172,425,991	$151

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Derivative Fair Value at 09/30/15
Credit contracts	$(3,079,807)
Equity contracts	(14,698,060)
Foreign exchange contracts	1,393,429
Interest contracts	465,652

Total	$(15,918,786)

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 75.0%
Aerospace & Defense — 1.3%
Airbus Group SE (France)	943	$55,845
Astrotech Corp.*	2,863	5,926
B/E Aerospace, Inc.	22	966
Boeing Co. (The)	1,358	177,830
Honeywell International, Inc.	590	55,867
KLX, Inc.*	145	5,182
Lockheed Martin Corp.	12	2,488
Rockwell Collins, Inc.	135	11,048
Rolls-Royce Holdings PLC (United Kingdom)*	3,586	36,786
TASER International, Inc.*	166	3,656
Textron, Inc.	177	6,662
United Technologies Corp.	293	26,074

		388,330

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	134	9,083
FedEx Corp.	259	37,291
Hyundai Glovis Co. Ltd. (South Korea)	19	3,601
United Parcel Service, Inc. (Class B Stock)	298	29,410
XPO Logistics, Inc.*	153	3,646

		83,031

Airlines — 1.1%
Air Arabia PJSC (United Arab Emirates)	15,816	6,039
Alaska Air Group, Inc.	158	12,553
American Airlines Group, Inc.	4,884	189,646
Delta Air Lines, Inc.	583	26,159
easyJet PLC (United Kingdom)	561	15,144
Flybe Group PLC (United Kingdom)*	3,722	4,138
JetBlue Airways Corp.*	193	4,974
Ryanair Holdings PLC (Ireland), ADR	306	23,960
Spirit Airlines, Inc.*	62	2,933
United Continental Holdings, Inc.*	736	39,045

		324,591

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	400	13,421
BorgWarner, Inc.	41	1,705
Delphi Automotive PLC (United Kingdom)	32	2,433
Denso Corp. (Japan)	400	16,944
Faurecia (France)	70	2,183
GKN PLC (United Kingdom)	3,531	14,342
Hyundai Mobis Co. Ltd. (South Korea)	111	21,719
Johnson Controls, Inc.	1,983	82,017
Koito Manufacturing Co. Ltd. (Japan)	900	29,409
Leoni AG (Germany)	374	19,973
Minth Group Ltd. (China)	2,000	3,581
Musashi Seimitsu Industry Co. Ltd. (Japan)	300	5,254
NHK Spring Co. Ltd. (Japan)	400	3,879
Nifco, Inc. (Japan)	200	6,835
Press Kogyo Co. Ltd. (Japan)	1,900	7,262
S&T Motiv Co. Ltd. (South Korea)	59	3,314
Unipres Corp. (Japan)	200	3,809
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	1,600	4,027

		242,107

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	16,500	5,910

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	3,000	$2,638
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	4,000	5,020
Honda Motor Co. Ltd. (Japan)	1,200	35,816
Hyundai Motor Co. (South Korea)	86	11,951
Mahindra & Mahindra Ltd. (India), GDR	140	2,702
Mitsubishi Motors Corp. (Japan)	2,300	17,591
Tata Motors Ltd. (India), ADR*	615	13,837
Tesla Motors, Inc.*	176	43,718

		139,183

Banks — 4.5%
Ashikaga Holdings Co. Ltd. (Japan)	1,800	7,520
Axis Bank Ltd. (India), GDR, RegS	721	27,182
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,732	31,557
Banco Santander Chile (Chile), ADR	141	2,569
Bank Central Asia Tbk PT (Indonesia)	27,200	22,836
Bank Mandiri Persero Tbk PT (Indonesia)	3,900	2,116
Bank of America Corp.	1,959	30,521
Bank of China Ltd. (China) (Class H Stock)	13,000	5,606
Bank of the Ryukyus Ltd. (Japan)	400	5,884
Barclays PLC (United Kingdom)	7,768	28,748
Barclays PLC (United Kingdom), ADR	2,750	40,645
BDO Unibank, Inc. (Philippines)	3,260	7,230
BNP Paribas SA (France)	534	31,439
Boston Private Financial Holdings, Inc.	738	8,635
CIT Group, Inc.	164	6,565
Citigroup, Inc.	2,866	142,182
Comerica, Inc.	396	16,276
Danske Bank A/S (Denmark)	1,070	32,336
DnB ASA (Norway)	1,678	21,838
East West Bancorp, Inc.	42	1,614
Erste Group Bank AG (Austria)*	548	15,925
First Gulf Bank PJSC (United Arab Emirates)	788	2,997
First Niagara Financial Group, Inc.	938	9,577
First Republic Bank	177	11,110
Grupo Aval Acciones y Valores SA (Colombia), ADR	560	4,290
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	2,640	19,378
HDFC Bank Ltd. (India), ADR	759	46,367
ICICI Bank Ltd. (India), ADR	1,915	16,048
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	15,000	8,666
ING Groep NV (Netherlands), CVA	1,033	14,602
JPMorgan Chase & Co.	3,265	199,067
Kasikornbank PCL (Thailand), NVDR	2,100	9,919
Lloyds Banking Group PLC (United Kingdom)	38,114	43,391
National Bank of Canada (Canada)	617	19,696
PNC Financial Services Group, Inc. (The)	209	18,643
Preferred Bank	214	6,762
Royal Bank of Scotland Group PLC (United Kingdom)*	17,847	85,150
Sberbank of Russia (Russia), ADR	3,790	18,706
Shinhan Financial Group Co. Ltd. (South Korea)	269	9,407
Signature Bank*	78	10,730
Standard Chartered PLC (United Kingdom)	1,946	18,886

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
State Bank of India (India), GDR, RegS	103	$3,744
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,129	59,230
TCF Financial Corp.	599	9,081
Toronto-Dominion Bank (The) (Canada)	796	31,375
Turkiye Garanti Bankasi A/S (Turkey)	6,532	15,201
Turkiye Halk Bankasi A/S (Turkey)	783	2,618
UniCredit SpA (Italy)	2,288	14,264
United Overseas Bank Ltd. (Singapore)	1,600	20,891
US Bancorp	925	37,934
Valley National Bancorp	955	9,397
Wells Fargo & Co.	1,529	78,514

		1,344,865

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	134	14,252
Baron de Ley (Spain)*	25	2,645
Boston Beer Co., Inc. (The) (Class A Stock)*	11	2,317
Coca-Cola Co. (The)	256	10,271
Coca-Cola Enterprises, Inc.	646	31,234
Constellation Brands, Inc. (Class A Stock)	78	9,766
Diageo PLC (United Kingdom)	925	24,852
Dr. Pepper Snapple Group, Inc.	159	12,569
Monster Beverage Corp.*	12	1,622
PepsiCo, Inc.	842	79,401
SABMiller PLC (United Kingdom) (XJSE)	375	21,164
SABMiller PLC (United Kingdom) (XLON)	393	22,255

		232,348

Biotechnology — 2.2%
Abcam PLC (United Kingdom)	1,127	9,911
ACADIA Pharmaceuticals, Inc.*	212	7,011
Acceleron Pharma, Inc.*	44	1,096
Agios Pharmaceuticals, Inc.*	11	776
Alexion Pharmaceuticals, Inc.*	558	87,266
Alkermes PLC*	147	8,624
Alnylam Pharmaceuticals, Inc.*	127	10,206
Amgen, Inc.	7	968
Baxalta, Inc.	1,075	33,873
Biogen, Inc.*	134	39,103
BioMarin Pharmaceutical, Inc.*	117	12,322
Bluebird Bio, Inc.*	34	2,909
Celgene Corp.*	773	83,615
Cepheid, Inc.*	118	5,334
CSL Ltd. (Australia)	257	16,174
Dyax Corp.*	189	3,608
Gilead Sciences, Inc.	1,401	137,564
Grifols SA (Spain)	181	7,484
Grifols SA (Spain), ADR	615	18,696
Incyte Corp.*	273	30,120
Insmed, Inc.*	94	1,746
Intercept Pharmaceuticals, Inc.*	15	2,488
Isis Pharmaceuticals, Inc.*	231	9,337
Medivation, Inc.*	113	4,803
Ophthotech Corp.*	59	2,391
Regeneron Pharmaceuticals, Inc.*	140	65,120
Seattle Genetics, Inc.*	119	4,589
T2 Biosystems, Inc.*	91	797
TESARO, Inc.*	40	1,604
Ultragenyx Pharmaceutical, Inc.*	5	482

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	52	$6,824
Vertex Pharmaceuticals, Inc.*	366	38,115

		654,956

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,312	23,532
Fortune Brands Home & Security, Inc.	226	10,728
Lindab International AB (Sweden)	241	1,793
Masco Corp.	193	4,860
Nibe Industrier AB (Sweden) (Class B Stock)	154	4,508
Polypipe Group PLC (United Kingdom)	1,065	5,312
Sanwa Holdings Corp. (Japan)	1,100	7,572
Volution Group PLC (United Kingdom)	1,948	5,105

		63,410

Capital Markets — 2.9%
3i Group PLC (United Kingdom)	957	6,760
Ameriprise Financial, Inc.	578	63,077
Avanza Bank Holding AB (Sweden)	195	8,004
Banca Generali SpA (Italy)	174	4,908
Bank of New York Mellon Corp. (The)	3,830	149,945
BlackRock, Inc.	86	25,582
BT Investment Management Ltd. (Australia)	908	6,122
Credit Suisse Group AG (Switzerland)*	2,234	53,698
E*Trade Financial Corp.*	352	9,268
GAM Holding AG (Switzerland)*	1,599	28,145
Intermediate Capital Group PLC (United Kingdom)	668	5,225
Investec PLC (South Africa)	4,359	33,376
IP Group PLC (United Kingdom)*	1,470	5,115
Julius Baer Group Ltd. (Switzerland)*	438	19,890
Jupiter Fund Management PLC (United Kingdom)	1,590	10,444
Morgan Stanley	5,496	173,124
Northern Trust Corp.	341	23,243
Partners Group Holding AG (Switzerland)	33	11,185
Rathbone Brothers PLC (United Kingdom)	126	3,932
Raymond James Financial, Inc.	198	9,827
Saigon Securities, Inc. (Vietnam)*	3,773	3,946
SEI Investments Co.	218	10,514
State Street Corp.	1,651	110,964
TD Ameritrade Holding Corp.	2,173	69,188
Vostok New Ventures Ltd. (Sweden), SDR*	365	2,201
Waddell & Reed Financial, Inc. (Class A Stock)	516	17,941
WisdomTree Investments, Inc.	99	1,597

		867,221

Chemicals — 2.2%
Agrium, Inc. (Canada)	110	9,845
Air Liquide SA (France)	125	14,819
Air Products & Chemicals, Inc.	48	6,124
Air Water, Inc. (Japan)	1,000	15,021
Airgas, Inc.	249	22,243
Ashland, Inc.	771	77,578
Calgon Carbon Corp.	336	5,235
Celanese Corp. (Class A Stock)	1,081	63,963
CF Industries Holdings, Inc.	190	8,531
Chugoku Marine Paints Ltd. (Japan)	1,000	6,331
Dow Chemical Co. (The)	70	2,968

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
E.I. du Pont de Nemours & Co.	606	$29,209
Ecolab, Inc.	405	44,437
Flotek Industries, Inc.*	160	2,672
Fufeng Group Ltd. (China)(g)	16,000	6,502
Incitec Pivot Ltd. (Australia)	7,245	19,969
International Flavors & Fragrances, Inc.	44	4,543
Johnson Matthey PLC (United Kingdom)	81	3,003
JSR Corp. (Japan)	1,100	15,856
Koninklijke DSM NV (Netherlands)	452	20,861
LG Chem Ltd. (South Korea)	16	3,878
Linde AG (Germany)	65	10,558
LyondellBasell Industries NV (Class A Stock)	421	35,095
Minerals Technologies, Inc.	60	2,890
Monsanto Co.	89	7,595
NewMarket Corp.	7	2,499
Nihon Parkerizing Co. Ltd. (Japan)	500	4,088
Nippon Soda Co. Ltd. (Japan)	1,000	5,701
Nissan Chemical Industries Ltd. (Japan)	300	6,597
PolyOne Corp.	60	1,760
Potash Corp. of Saskatchewan, Inc. (Canada)	120	2,466
PPG Industries, Inc.	21	1,841
Praxair, Inc.	241	24,548
RPM International, Inc.	1,306	54,708
Sherwin-Williams Co. (The)	228	50,794
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	6,405
Syngenta AG (Switzerland)	66	21,147
Syngenta AG (Switzerland), ADR	107	6,824
Umicore SA (Belgium)	56	2,160
Victrex PLC (United Kingdom)	735	19,726
WR Grace & Co.*	81	7,537

		658,527

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.*	737	4,385
Brambles Ltd. (Australia)	1,932	13,272
Downer EDI Ltd. (Australia)	6,462	15,279
Edenred (France)	185	3,029
Healthcare Services Group, Inc.	269	9,065
KAR Auction Services, Inc.	206	7,313
PayPoint PLC (United Kingdom)	607	9,384
Ritchie Bros. Auctioneers, Inc. (Canada)	69	1,786
Serco Group PLC (United Kingdom)*	4,604	7,114
Tyco International PLC	2,513	84,085

		154,712

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	550	5,709
Cisco Systems, Inc.	745	19,556
Juniper Networks, Inc.	129	3,317
Lumentum Holdings, Inc.*	245	4,153
Palo Alto Networks, Inc.*	66	11,352
QUALCOMM, Inc.	301	16,173
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,497	24,495
Viavi Solutions, Inc.*	838	4,500

		89,255

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	100	$3,966
CIMIC Group Ltd. (Australia)	1,251	20,783
Larsen & Toubro Ltd. (India), GDR, RegS	340	7,599
SPIE SA (France)*	236	3,920

		36,268

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,000	5,913
Fletcher Building Ltd. (New Zealand)	3,372	14,702
James Hardie Industries PLC (Ireland)	1,120	13,520
LafargeHolcim Ltd. (Switzerland)*	673	35,279
Martin Marietta Materials, Inc.	100	15,195
Siam Cement PCL (The) (Thailand), NVDR	300	3,840
Vulcan Materials Co.	150	13,380

		101,829

Consumer Finance — 0.3%
Ally Financial, Inc.*	309	6,297
American Express Co.	403	29,874
Credit Saison Co. Ltd. (Japan)	1,600	29,067
Credito Real SAB de CV SOFOM ER (Mexico)	1,402	2,739
Discover Financial Services	656	34,105

		102,082

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	1,843	17,140
Avery Dennison Corp.	40	2,263
Ball Corp.	98	6,096
Bemis Co., Inc.	90	3,561
Berry Plastics Group, Inc.*	195	5,864
BillerudKorsnas AB (Sweden)	260	3,744
Crown Holdings, Inc.*	127	5,810
Huhtamaki OYJ (Finland)	108	3,300
Packaging Corp. of America	120	7,219
Vidrala SA (Spain)	63	2,957
WestRock Co.	126	6,481

		64,435

Distributors
LKQ Corp.*	320	9,075

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	700	18,715
TAL Education Group (China), ADR*	147	4,726

		23,441

Diversified Financial Services — 0.4%
Bursa Malaysia Bhd (Malaysia)(g)	1,900	3,485
FirstRand Ltd. (South Africa)	2,073	7,366
GT Capital Holdings, Inc. (Philippines)	215	5,832
Intercontinental Exchange, Inc.	285	66,972
Japan Securities Finance Co. Ltd. (Japan)	1,400	7,169
McGraw Hill Financial, Inc.	197	17,041

		107,865

Diversified Telecommunication Services — 0.8%
China Unicom Hong Kong Ltd. (China)	2,000	2,544
Frontier Communications Corp.	2,907	13,808
Iliad SA (France)	88	17,802
Nippon Telegraph & Telephone Corp. (Japan)	2,500	88,059

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
TDC A/S (Denmark)	2,585	$13,332
Telecom Italia SpA (Italy)	26,575	27,256
Telefonica Deutschland Holding AG (Germany)	4,675	28,588
Telefonica SA (Spain)	3,244	39,356

		230,745

Electric Utilities — 1.3%
American Electric Power Co., Inc.	1,192	67,777
Edison International	1,004	63,322
EDP - Energias do Brasil SA (Brazil)	6,500	19,117
El Paso Electric Co.	259	9,536
Endesa SA (Spain)	479	10,101
Entergy Corp.	218	14,192
Exelon Corp.	811	24,087
FirstEnergy Corp.	4,176	130,751
ITC Holdings Corp.	187	6,235
PNM Resources, Inc.	56	1,571
SSE PLC (United Kingdom)	1,264	28,608
Xcel Energy, Inc.	262	9,277

		384,574

Electrical Equipment — 0.4%
Acuity Brands, Inc.	62	10,886
Kendrion NV (Netherlands)	150	3,637
Mabuchi Motor Co. Ltd. (Japan)	100	4,342
Mersen (France)	251	5,062
Mitsubishi Electric Corp. (Japan)	2,000	18,321
Nexans SA (France)*	210	7,094
Prysmian SpA (Italy)	842	17,404
Schneider Electric SE (France)	507	28,392
Sensata Technologies Holding NV*	353	15,652
Ushio, Inc. (Japan)	400	4,805

		115,595

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	128	4,399
Delta Electronics, Inc. (Taiwan)	2,000	9,434
FEI Co.	85	6,208
Hexagon AB (Sweden) (Class B Stock)	896	27,374
Ingram Micro, Inc. (Class A Stock)	241	6,565
Keysight Technologies, Inc.*	1,647	50,793
Kyocera Corp. (Japan)	600	27,480
LRAD Corp.*	1,942	3,243
Nippon Ceramic Co. Ltd. (Japan)	300	4,437
Oxford Instruments PLC (United Kingdom)	645	5,668
Pure Technologies Ltd. (Canada)	80	309
Sunny Optical Technology Group Co. Ltd. (China)	5,000	10,017
TE Connectivity Ltd. (Switzerland)	606	36,293
Venture Corp. Ltd. (Singapore)	700	4,079
Zebra Technologies Corp. (Class A Stock)*	62	4,746

		201,045

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)	827	2,862
Amec Foster Wheeler PLC (United Kingdom)	273	2,966
Baker Hughes, Inc.	66	3,435
Cameron International Corp.*	150	9,198
Core Laboratories NV	45	4,491
Dril-Quip, Inc.*	60	3,493

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
FMC Technologies, Inc.*	100	$3,100
Halliburton Co.	311	10,994
Helix Energy Solutions Group, Inc.*	318	1,523
John Wood Group PLC (United Kingdom)	346	3,226
Nabors Industries Ltd.	297	2,807
National Oilwell Varco, Inc.	90	3,389
Newpark Resources, Inc.*	220	1,126
Noble Corp. PLC	190	2,073
Oceaneering International, Inc.	175	6,874
Patterson-UTI Energy, Inc.	140	1,840
RPC, Inc.	300	2,655
Schlumberger Ltd.	188	12,966
Superior Energy Services, Inc.	258	3,259
Tenaris SA (Luxembourg), ADR	165	3,978
Tesco Corp.	130	928

		87,183

Food & Staples Retailing — 1.3%
BIM Birlesik Magazalar A/S (Turkey)	558	9,895
Convenience Retail Asia Ltd. (Hong Kong)	6,000	3,081
Costco Wholesale Corp.	166	23,999
CP ALL PCL (Thailand)	11,800	15,524
CVS Health Corp.	791	76,316
Delhaize Group (Belgium)	384	34,038
FamilyMart Co. Ltd. (Japan)	400	18,237
GS Retail Co. Ltd. (South Korea)	102	5,267
Koninklijke Ahold NV (Netherlands)	997	19,450
Magnit PJSC (Russia), GDR, RegS	609	29,092
Majestic Wine PLC (United Kingdom)	411	2,344
PriceSmart, Inc.	51	3,944
Raia Drogasil SA (Brazil)	605	5,968
Rite Aid Corp.*	5,479	33,258
Shoprite Holdings Ltd. (South Africa)	1,179	13,390
Sprouts Farmers Market, Inc.*	199	4,199
Walgreens Boots Alliance, Inc.	903	75,039
Wal-Mart de Mexico SAB de CV (Mexico)	4,800	11,843
Wal-Mart Stores, Inc.	71	4,604

		389,488

Food Products — 1.7%
Binggrae Co. Ltd. (South Korea)(g)	52	3,316
BRF SA (Brazil)	182	3,243
Bunge Ltd.	689	50,504
Calbee, Inc. (Japan)	200	6,472
China Mengniu Dairy Co. Ltd. (China)	4,000	14,105
CJ CheilJedang Corp. (South Korea)	16	5,155
ConAgra Foods, Inc.	1,017	41,199
Danone SA (France)	385	24,303
Edita Food Industries SAE (Egypt), GDR, 144A*	79	1,430
Edita Food Industries SAE (Egypt), GDR, RegS*	96	1,738
Flowers Foods, Inc.	302	7,471
General Mills, Inc.	466	26,157
Grupo Lala SAB de CV (Mexico)	1,400	3,312
Hain Celestial Group, Inc. (The)*	143	7,379
Ingredion, Inc.	709	61,903
Keurig Green Mountain, Inc.	189	9,854
Mayora Indah Tbk PT (Indonesia)(g)	2,700	4,902
McCormick & Co., Inc.	183	15,039
Mondelez International, Inc. (Class A Stock)	759	31,779

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	969	$72,874
Post Holdings, Inc.*	35	2,069
Tyson Foods, Inc. (Class A Stock)	1,740	74,994
Uni-President Enterprises Corp. (Taiwan)	8,507	14,773
Universal Robina Corp. (Philippines)	2,570	10,567
Want Want China Holdings Ltd. (China)	17,000	14,003

		508,541

Gas Utilities — 0.3%
Atmos Energy Corp.	843	49,046
Enagas SA (Spain)	671	19,241
Gas Natural SDG SA (Spain)	1,002	19,551
Infraestructura Energetica Nova SAB de CV (Mexico)	500	2,047
National Fuel Gas Co.	122	6,098
Towngas China Co. Ltd. (Hong Kong)	1,000	615
WGL Holdings, Inc.	170	9,804

		106,402

Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.*	105	5,960
Ambu A/S (Denmark) (Class B Stock)	379	10,271
Becton, Dickinson and Co.	824	109,312
BioMerieux (France)	33	3,570
Cochlear Ltd. (Australia)	93	5,472
DENTSPLY International, Inc.	769	38,888
DexCom, Inc.*	84	7,212
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,867	8,483
GN Store Nord A/S (Denmark)	1,497	26,893
Hologic, Inc.*	75	2,935
IDEXX Laboratories, Inc.*	49	3,638
Intuitive Surgical, Inc.*	78	35,847
Medtronic PLC	2,076	138,967
Nakanishi, Inc. (Japan)	100	3,720
Nikkiso Co. Ltd. (Japan)	600	4,014
Olympus Corp. (Japan)	700	21,839
Osstem Implant Co. Ltd. (South Korea)*	92	5,081
ResMed, Inc.	121	6,166
Sirona Dental Systems, Inc.*	87	8,121
Sorin SpA (Italy)*	859	2,479
Stryker Corp.	515	48,461
West Pharmaceutical Services, Inc.	138	7,469
Wright Medical Group, Inc.*	256	5,381

		510,179

Health Care Providers & Services — 3.0%
Aetna, Inc.	658	71,992
AmerisourceBergen Corp.	336	31,917
Anthem, Inc.	755	105,700
Brookdale Senior Living, Inc.*	208	4,776
Cardinal Health, Inc.	274	21,049
Centene Corp.*	102	5,531
CIGNA Corp.	867	117,062
Community Health Systems, Inc.*	128	5,475
Fagron (Belgium)	137	2,612
Fresenius Medical Care AG & Co. KGaA (Germany)	71	5,549
Fresenius SE & Co. KGaA (Germany)	424	28,462
Greencross Ltd. (Australia)	799	3,674
HCA Holdings, Inc.*	1,146	88,655

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Henry Schein, Inc.*	17	$2,256
Humana, Inc.	39	6,981
Integrated Diagnostics Holdings PLC (Egypt), 144A*	337	2,106
McKesson Corp.	816	150,984
Message Co. Ltd. (Japan)	100	2,079
Miraca Holdings, Inc. (Japan)	500	21,204
Molina Healthcare, Inc.*	33	2,272
Odontoprev SA (Brazil)	700	1,729
Primary Health Care Ltd. (Australia)	6,930	18,540
UnitedHealth Group, Inc.	1,660	192,577
WellCare Health Plans, Inc.*	146	12,582

		905,764

Health Care Technology
athenahealth, Inc.*	40	5,334

Hotels, Restaurants & Leisure — 1.6%
Ajisen China Holdings Ltd. (Hong Kong)(g)	5,000	2,255
Bloomin’ Brands, Inc.	330	5,999
Carnival Corp.	2,094	104,072
Chipotle Mexican Grill, Inc.*	37	26,649
Compass Group PLC (United Kingdom)	1,384	22,106
Denny’s Corp.*	743	8,195
Hilton Worldwide Holdings, Inc.	1,845	42,324
Las Vegas Sands Corp.	1,049	39,831
Marriott International, Inc. (Class A Stock)	315	21,483
McDonald’s Corp.	187	18,425
MGM Resorts International*	1,781	32,859
Norwegian Cruise Line Holdings Ltd.*	478	27,389
Paddy Power PLC (Ireland)	51	5,901
Royal Caribbean Cruises Ltd.	193	17,194
Skylark Co. Ltd. (Japan)	500	6,512
Starbucks Corp.	1,297	73,721
Starwood Hotels & Resorts Worldwide, Inc.	43	2,859
William Hill PLC (United Kingdom)	5,297	28,173
Wynn Resorts Ltd.	65	3,453

		489,400

Household Durables — 0.3%
DFS Furniture PLC (United Kingdom)*	1,512	6,519
Haier Electronics Group Co. Ltd. (Hong Kong)	2,000	3,358
Harman International Industries, Inc.	41	3,936
Jarden Corp.*	188	9,189
Lennar Corp. (Class A Stock)	99	4,765
MDC Holdings, Inc.	249	6,519
Persimmon PLC (United Kingdom)*	385	11,718
Skyline Corp.*	1,784	5,138
Sony Corp. (Japan)	1,000	24,512
Techtronic Industries Co. Ltd. (Hong Kong)	1,000	3,728
UCP, Inc. (Class A Stock)*	670	4,496

		83,878

Household Products — 0.4%
Church & Dwight Co., Inc.	105	8,809
Colgate-Palmolive Co.	212	13,454
LG Household & Health Care Ltd. (South Korea)	53	38,356
Procter & Gamble Co. (The)	244	17,553

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,043	$29,185

		107,357

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	5,766	56,449
Calpine Corp.*	249	3,635
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	6,000	6,489
Dynegy, Inc.*	129	2,666
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	12,000	4,448
NRG Energy, Inc.	975	14,479

		88,166

Industrial Conglomerates — 2.6%
Beijing Enterprises Holdings Ltd. (China)	1,500	9,036
Carlisle Cos., Inc.	17	1,485
CK Hutchison Holdings Ltd. (Hong Kong)	4,736	61,604
Danaher Corp.	2,919	248,728
DCC PLC (United Kingdom)	123	9,295
Fosun International Ltd. (China)	500	863
General Electric Co.	12,239	308,668
Jardine Matheson Holdings Ltd. (Hong Kong)	500	23,625
Koninklijke Philips NV (Netherlands)	580	13,646
Roper Technologies, Inc.	586	91,826
SM Investments Corp. (Philippines)	535	10,198

		778,974

Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	21,400	111,296
AON PLC	530	46,963
Aviva PLC (United Kingdom)	10,615	72,602
AXA SA (France)	414	10,052
China Life Insurance Co. Ltd. (Taiwan)	5,620	4,281
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	800	2,984
Chubb Corp. (The)	410	50,287
CNA Financial Corp.	205	7,161
CNO Financial Group, Inc.	526	9,894
Direct Line Insurance Group PLC (United Kingdom)	7,159	40,621
First American Financial Corp.	248	9,689
FNF Group	260	9,222
Genworth Financial, Inc. (Class A Stock)*	3,511	16,221
Korean Reinsurance Co. (South Korea)	443	5,334
Loews Corp.	68	2,458
Markel Corp.*	15	12,028
Marsh & McLennan Cos., Inc.	2,591	135,302
Mediolanum SpA (Italy)	1,978	14,129
MetLife, Inc.	2,685	126,598
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	42	7,844
Old Republic International Corp.	497	7,773
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	4,000	19,988
QBE Insurance Group Ltd. (Australia)	1,495	13,615
RSA Insurance Group PLC (United Kingdom)	5,332	32,506

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	43	$10,154
Sanlam Ltd. (South Africa)	2,326	10,059
Sony Financial Holdings, Inc. (Japan)	400	6,565
Standard Life PLC (United Kingdom)	1,331	7,817
Symetra Financial Corp.	360	11,390
Tokio Marine Holdings, Inc. (Japan)	1,400	52,304
Unico American Corp.*	598	6,387
XL Group PLC (Ireland)	3,105	112,774
Zurich Insurance Group AG (Switzerland)*	194	47,628

		1,033,926

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	559	286,146
Ctrip.com International Ltd. (China), ADR*	327	20,660
Expedia, Inc.	16	1,883
Interpark Corp. (South Korea)	284	5,356
JD.com, Inc. (China), ADR*	434	11,310
Netflix, Inc.*	812	83,847
Priceline Group, Inc. (The)*	136	168,213
Qunar Cayman Islands Ltd. (China), ADR*	158	4,751
Start Today Co. Ltd. (Japan)	400	13,240
Takkt AG (Germany)	224	4,209
TripAdvisor, Inc.*	142	8,949
Vipshop Holdings Ltd. (China), ADS*	1,894	31,819
Yoox SpA (Italy)*	151	4,546

		644,929

Internet Software & Services — 2.9%
58.com, Inc. (China), ADR*	186	8,751
AfreecaTV Co. Ltd. (South Korea)	224	5,819
Akamai Technologies, Inc.*	181	12,500
Alibaba Group Holding Ltd. (China), ADR*	932	54,960
Auto Trader Group PLC (United Kingdom), 144A*	959	4,934
Autohome, Inc. (China), ADR*	116	3,773
Baidu, Inc. (China), ADR*	479	65,819
Ebiquity PLC (United Kingdom)(g)	1,631	3,615
Facebook, Inc. (Class A Stock)*	1,614	145,099
Google, Inc. (Class A Stock)*	126	80,435
Google, Inc. (Class C Stock)*	286	174,008
IAC/InterActiveCorp.	34	2,219
Just Eat PLC (United Kingdom)*	210	1,307
Kakaku.com, Inc. (Japan)	200	3,248
LinkedIn Corp. (Class A Stock)*	183	34,794
Mail.Ru Group Ltd. (Russia), GDR, RegS*	230	4,002
MercadoLibre, Inc. (Argentina)	113	10,290
MYOB Group Ltd. (Australia)*	1,228	2,922
NAVER Corp. (South Korea)	47	20,371
Pandora Media, Inc.*	236	5,036
PChome Online, Inc. (Taiwan)	1,133	13,062
Rackspace Hosting, Inc.*	95	2,345
SINA Corp. (China)*	100	4,012
Tencent Holdings Ltd. (China)	7,300	123,053
Twitter, Inc.*	714	19,235
VeriSign, Inc.*	151	10,655
Yahoo Japan Corp. (Japan)	4,700	17,893
Yahoo!, Inc.*	350	10,119
Yandex NV (Russia) (Class A Stock)*	148	1,588
Youku Tudou, Inc. (China), ADR*	200	3,526
Zillow Group, Inc. (Class A Stock)*	118	3,390

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Zillow Group, Inc. (Class C Stock)*	189	$5,103

		857,883

IT Services — 2.3%
Accenture PLC (Class A Stock)	519	50,997
Altran Technologies SA (France)	424	4,930
Amadeus IT Holding SA (Spain) (Class A Stock)	734	31,449
Atos SE (France)	260	19,985
Automatic Data Processing, Inc.	565	45,403
Black Knight Financial Services, Inc. (Class A Stock)*	71	2,311
Cognizant Technology Solutions Corp. (Class A Stock)*	113	7,075
CSG Systems International, Inc.	228	7,022
Fidelity National Information Services, Inc.	393	26,362
Fiserv, Inc.*	494	42,785
FleetCor Technologies, Inc.*	52	7,156
Gartner, Inc.*	29	2,434
Global Payments, Inc.	71	8,146
Indra Sistemas SA (Spain)*	769	7,993
Infosys Ltd. (India), ADR	2,024	38,638
Jack Henry & Associates, Inc.	123	8,562
Luxoft Holding, Inc.*	98	6,202
MasterCard, Inc. (Class A Stock)	1,198	107,964
Optimal Payments PLC (Isle of Man)*	1,103	5,409
Travelsky Technology Ltd. (China) (Class H Stock)	5,000	6,324
Visa, Inc. (Class A Stock)	3,148	219,290
Wirecard AG (Germany)	567	27,149
Xchanging PLC (United Kingdom)	2,657	4,291

		687,877

Leisure Products — 0.2%
Brunswick Corp.	149	7,136
Mattel, Inc.	1,581	33,296
Polaris Industries, Inc.	56	6,713
Rapala VMC OYJ (Finland)	258	1,398
Thule Group AB (The) (Sweden), 144A	371	4,265

		52,808

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	2,351	80,710
Charles River Laboratories International, Inc.*	94	5,971
Eurofins Scientific SE (Luxembourg)	38	11,685
Illumina, Inc.*	95	16,703
Mettler-Toledo International, Inc.*	29	8,257
Tecan Group AG (Switzerland)	55	7,744
Thermo Fisher Scientific, Inc.	1,480	180,974

		312,044

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	299	8,861
Atlas Copco AB (Sweden) (Class A Stock)	133	3,198
Colfax Corp.*	186	5,563
Flowserve Corp.	692	28,469
Fujitec Co. Ltd. (Japan)	700	6,116
GEA Group AG (Germany)	665	25,357
Graco, Inc.	142	9,518
Illinois Tool Works, Inc.	392	32,266
Lincoln Electric Holdings, Inc.	158	8,284

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
METAWATER Co. Ltd. (Japan)	400	$10,108
Middleby Corp. (The)*	89	9,362
Nabtesco Corp. (Japan)	700	12,789
NORMA Group SE (Germany)	228	11,213
Obara Group, Inc. (Japan)	100	3,927
Oiles Corp. (Japan)	220	3,267
Oshkosh Corp.	138	5,014
Pentair PLC (United Kingdom)	853	43,537
Sandvik AB (Sweden)	420	3,578
SFS Group AG (Switzerland)*	70	4,225
Snap-on, Inc.	24	3,623
Spirax-Sarco Engineering PLC (United Kingdom)	81	3,438
Stabilus SA (Luxembourg)*	197	7,108
Stanley Black & Decker, Inc.	108	10,474
Sulzer AG (Switzerland)	282	27,632
Trinity Industries, Inc.	116	2,630
Vesuvius PLC (United Kingdom)	1,314	7,026
Volvo AB (Sweden) (Class B Stock)	1,368	13,104
WABCO Holdings, Inc.*	88	9,225
Wabtec Corp.	305	26,855
Watts Water Technologies, Inc. (Class A Stock)	80	4,226
Weir Group PLC (The) (United Kingdom)	180	3,193
Xylem, Inc.	67	2,201

		355,387

Marine
Kirby Corp.*	102	6,319

Media — 1.9%
AH Belo Corp. (Class A Stock)	990	4,881
Aimia, Inc. (Canada)	1,477	12,927
Altice NV (Netherlands) (Class A Stock)*	566	11,843
Altice NV (Netherlands) (Class B Stock)*	149	3,324
Astro Malaysia Holdings Bhd (Malaysia)	23,300	14,938
BEC World PCL (Thailand)	4,700	4,144
Charter Communications, Inc. (Class A Stock)*	15	2,638
Comcast Corp. (Class A Stock)	1,120	63,706
CTS Eventim AG & Co. KGaA (Germany)	197	7,307
Daiichikosho Co. Ltd. (Japan)	200	7,089
DISH Network Corp. (Class A Stock)*	62	3,617
Eutelsat Communications SA (France)	291	8,925
Havas SA (France)	396	3,235
Huntsworth PLC (United Kingdom)	2,468	1,330
Kadokawa Dwango (Japan)	100	1,328
Liberty Global PLC (United Kingdom) (Class A Stock)*	556	23,875
Liberty Global PLC (United Kingdom) (Class C Stock)*	918	37,656
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	242	8,286
Liberty Media Corp. (Class A Stock)*	153	5,465
Liberty Media Corp. (Class C Stock)*	196	6,754
Major Cineplex Group PCL (Thailand)	8,400	7,406
Multiplus SA (Brazil)	1,254	10,201
Naspers Ltd. (South Africa) (Class N Stock)	50	6,266
Omnicom Group, Inc.	683	45,010
Sirius XM Holdings, Inc.*	1,663	6,220
Sky PLC (United Kingdom)	3,145	49,757
Surya Citra Media Tbk PT (Indonesia)	16,300	3,065

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Tele Columbus AG (Germany), 144A	299	$3,742
Time Warner, Inc.	538	36,987
Twenty-First Century Fox, Inc. (Class A Stock)	552	14,893
Viacom, Inc. (Class B Stock)	117	5,049
Walt Disney Co. (The)	893	91,265
WPP PLC (United Kingdom)	2,316	48,217

		561,346

Metals & Mining — 2.1%
Acerinox SA (Spain)	1,431	12,795
Alcoa, Inc.	1,764	17,040
Anglo American PLC (United Kingdom)	540	4,511
AngloGold Ashanti Ltd. (South Africa)*	1,391	11,227
Antofagasta PLC (Chile)	356	2,697
APERAM (Luxembourg)*	96	2,596
ArcelorMittal (Luxembourg)	1,179	6,114
Aurubis AG (Germany)	39	2,482
Barrick Gold Corp. (Canada)	2,330	14,819
BHP Billiton Ltd. (Australia)	3,493	55,170
BHP Billiton PLC (Australia)	2,146	32,665
Carpenter Technology Corp.	115	3,424
Centamin PLC (United Kingdom)	6,450	5,949
Cia de Minas Buenaventura SAA (Peru), ADR	1,868	11,133
Constellium NV (Netherlands) (Class A Stock)*	454	2,751
Daido Steel Co. Ltd. (Japan)	1,000	3,170
Franco-Nevada Corp. (Canada)	675	29,747
Freeport-McMoRan, Inc.	749	7,258
Fresnillo PLC (Mexico)	2,193	19,645
Glencore PLC (Switzerland)*	3,451	4,790
Goldcorp, Inc. (Canada)	2,339	29,284
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	4,280	10,353
Hitachi Metals Ltd. (Japan)	400	4,645
HudBay Minerals, Inc. (Canada)	1,000	3,694
JFE Holdings, Inc. (Japan)	500	6,567
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	3,000	3,658
KAZ Minerals PLC (United Kingdom)*	729	935
Korea Zinc.Co. Ltd. (South Korea)	19	7,471
Mitsubishi Materials Corp. (Japan)	2,000	6,077
MMC Norilsk Nickel PJSC (Russia), ADR	2,291	32,864
New Gold, Inc. (Canada)*	2,310	5,210
Nippon Steel & Sumitomo Metal Corp. (Japan)	600	10,934
Nisshin Steel Co. Ltd. (Japan)	100	896
Nucor Corp.	393	14,757
Orocobre Ltd. (Australia)*	828	973
Osisko Gold Royalties Ltd. (Canada)	850	8,981
Outokumpu OYJ (Finland)*	582	1,344
Petra Diamonds Ltd. (South Africa)*	8,239	10,506
Platinum Group Metals Ltd. (Canada)*	5,050	1,135
POSCO (South Korea)	59	8,342
Randgold Resources Ltd. (United Kingdom)	451	26,575
Reliance Steel & Aluminum Co.	81	4,375
Rio Tinto Ltd. (United Kingdom)	411	14,140
Rio Tinto PLC (United Kingdom)	1,411	47,343
Royal Gold, Inc.	79	3,711
Ryerson Holding Corp.*	96	504

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Silver Wheaton Corp. (Canada) (NYSE)	1,724	$20,705
Silver Wheaton Corp. (Canada) (TSX)	320	3,846
Sims Metal Management Ltd.	1,484	10,062
South32 Ltd. (Australia) (ASX)*	20,732	20,039
Southern Copper Corp. (Peru)	816	21,804
Steel Dynamics, Inc.	230	3,951
Stillwater Mining Co.*	474	4,896
ThyssenKrupp AG (Germany)	446	7,837
UACJ Corp. (Japan)	3,000	4,809
United States Steel Corp.	186	1,938
Voestalpine AG (Austria)	133	4,573
Western Areas Ltd. (Australia)	579	882
Worthington Industries, Inc.	131	3,469

		624,068

Multiline Retail — 0.4%
Burlington Stores, Inc.*	144	7,350
Dollar General Corp.	380	27,527
Lojas Renner SA (Brazil)	6,870	32,128
Marks & Spencer Group PLC (United Kingdom)	4,152	31,517
Matahari Department Store Tbk PT (Indonesia)	4,100	4,528
SACI Falabella (Chile)	719	4,455
Seria Co. Ltd. (Japan)	100	4,935
Woolworths Holdings Ltd. (South Africa)	1,760	12,318

		124,758

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	947	17,084
DTE Energy Co.	40	3,215
National Grid PLC (United Kingdom)	566	7,883
NiSource, Inc.	449	8,329
PG&E Corp.	1,573	83,054
Sempra Energy	202	19,537

		139,102

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	77	4,650
Apache Corp.	444	17,387
BG Group PLC (United Kingdom)	1,804	26,024
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,440	28,008
Canadian Natural Resources Ltd. (Canada) (TSX)	962	18,735
Cheniere Energy, Inc.*	18	869
Cimarex Energy Co.	354	36,278
CNOOC Ltd. (China)	7,000	7,207
Concho Resources, Inc.*	455	44,727
Continental Resources, Inc.*	244	7,069
Diamondback Energy, Inc.*	113	7,300
Energen Corp.	111	5,534
Eni SpA (Italy)	389	6,119
EOG Resources, Inc.	298	21,694
EQT Corp.	632	40,935
Exxon Mobil Corp.	1,066	79,257
Gulfport Energy Corp.*	249	7,390
Hess Corp.	189	9,461
INPEX Corp. (Japan)	3,200	28,610
Kelt Exploration Ltd. (Canada)*	470	2,011
Kosmos Energy Ltd.*	932	5,201

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lundin Petroleum AB (Sweden)*	217	$2,801
Matador Resources Co.*	292	6,056
Newfield Exploration Co.*	100	3,290
Occidental Petroleum Corp.	1,481	97,968
Oil Search Ltd. (Australia)	479	2,432
Ophir Energy PLC (United Kingdom)*	2,610	3,557
Origin Energy Ltd. (Australia)	3,186	13,940
PDC Energy, Inc.*	59	3,128
Phillips 66	309	23,744
Pioneer Natural Resources Co.	331	40,263
Range Resources Corp.	125	4,015
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	897	21,210
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	962	45,676
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	680	6,425
SM Energy Co.	267	8,555
Spectra Energy Corp.	856	22,487
Suncor Energy, Inc. (Canada)	738	19,719
Synergy Resources Corp.*	200	1,960
Tesoro Corp.	10	972
Total SA (France)	378	17,004
Valero Energy Corp.	30	1,803
W&T Offshore, Inc.	1,052	3,156
Woodside Petroleum Ltd. (Australia)	141	2,886
World Fuel Services Corp.	129	4,618
WPX Energy, Inc.*	340	2,251

		764,382

Paper & Forest Products — 0.2%
International Paper Co.	649	24,526
Schweitzer-Mauduit International, Inc.	59	2,028
TFS Corp. Ltd. (Australia)	4,047	4,344
West Fraser Timber Co. Ltd. (Canada)	637	20,239

		51,137

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	150	12,102
Hengan International Group Co. Ltd. (China)	500	4,886
Nu Skin Enterprises, Inc. (Class A Stock)	73	3,013
Pola Orbis Holdings, Inc. (Japan)	100	6,219

		26,220

Pharmaceuticals — 3.9%
AbbVie, Inc.	33	1,796
Akorn, Inc.*	136	3,877
Allergan PLC*	621	168,794
Aspen Pharmacare Holdings Ltd. (South Africa)*	1,039	22,107
Astellas Pharma, Inc. (Japan)	1,800	23,299
Bayer AG (Germany)	174	22,324
Bristol-Myers Squibb Co.	410	24,272
CSPC Pharmaceutical Group Ltd. (China)	10,000	8,805
Daiichi Sankyo Co. Ltd. (Japan)	1,500	26,028
Dr. Reddy’s Laboratories Ltd. (India), ADR	228	14,571
Eli Lilly & Co.	296	24,772
GlaxoSmithKline PLC (United Kingdom), ADR	897	34,490

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Horizon Pharma PLC*	194	$3,845
Johnson & Johnson	524	48,915
Laboratorios Farmaceuticos Rovi SA (Spain)	357	5,294
Mallinckrodt PLC*	18	1,151
Merck & Co., Inc.	1,216	60,058
Mylan NV*	1,174	47,265
Novartis AG (Switzerland)	995	91,452
Otsuka Holdings Co. Ltd. (Japan)	500	15,966
Pacira Pharmaceuticals, Inc.*	62	2,548
Perrigo Co. PLC	121	19,030
Pfizer, Inc.	8,458	265,666
Roche Holding AG (Switzerland)	256	67,961
Shire PLC (Ireland)	319	21,807
Shire PLC (Ireland), ADR	19	3,899
Sino Biopharmaceutical Ltd. (Hong Kong)	4,000	4,953
Teva Pharmaceutical Industries Ltd. (Israel), ADR	802	45,281
TherapeuticsMD, Inc.*	45	264
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	3,000	4,101
Valeant Pharmaceuticals International, Inc. (NYSE)*	328	58,509
Valeant Pharmaceuticals International, Inc. (TSX)*	117	20,884
Zoetis, Inc.	571	23,514

		1,187,498

Professional Services — 0.8%
Capita PLC (United Kingdom)	2,459	44,660
CBIZ, Inc.*	844	8,288
DKSH Holding AG (Switzerland)*	95	6,027
Equifax, Inc.	403	39,164
Exova Group PLC (United Kingdom)	2,193	5,948
Experian PLC (Ireland)	3,075	49,364
Hays PLC (United Kingdom)	3,123	7,259
IHS, Inc. (Class A Stock)*	92	10,672
ManpowerGroup, Inc.	91	7,452
Sai Global Ltd. (Australia)	952	3,049
SGS SA (Switzerland)	6	10,484
Temp Holdings Co. Ltd. (Japan)	200	9,139
Towers Watson & Co. (Class A Stock)	66	7,747
Veda Group Ltd. (Australia)	2,075	3,911
Verisk Analytics, Inc.*	157	11,604
YouGov PLC (United Kingdom)(g)	2,746	4,798

		229,566

Real Estate Investment Trusts (REITs) — 4.2%
Acadia Realty Trust	300	9,021
Alexandria Real Estate Equities, Inc.	49	4,149
American Campus Communities, Inc.	380	13,771
American Capital Agency Corp.	225	4,207
American Capital Mortgage Investment Corp.	572	8,431
American Residential Properties, Inc.	499	8,618
American Tower Corp.	941	82,789
Annaly Capital Management, Inc.	489	4,826
Apollo Commercial Real Estate Finance, Inc.	511	8,028
AvalonBay Communities, Inc.	272	47,551
Axiare Patrimonio SOCIMI SA (Spain)	899	12,273

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	228	$26,995
Brookfield Canada Office Properties (Canada)	310	5,724
Camden Property Trust	168	12,415
Canadian Real Estate Investment Trust (Canada)	125	3,838
CapitaLand Mall Trust (Singapore)	6,830	9,133
Charter Hall Retail REIT (Australia)	2,219	6,365
Cherry Hill Mortgage Investment Corp.	533	8,118
Concentradora Fibra Danhos SA de CV (Mexico)	2,640	5,572
Corporate Office Properties Trust	140	2,944
CPN Retail Growth Leasehold Property Fund (Thailand), UTS(g)	6,600	3,130
Crown Castle International Corp.	704	55,524
CYS Investments, Inc.	1,084	7,870
DCT Industrial Trust, Inc.	268	9,021
Derwent London PLC (United Kingdom)	173	9,536
Digital Realty Trust, Inc.	471	30,766
Douglas Emmett, Inc.	935	26,853
EastGroup Properties, Inc.	81	4,389
Education Realty Trust, Inc.	256	8,435
Ellington Residential Mortgage REIT	648	7,873
Equity Residential	324	24,339
Essex Property Trust, Inc.	150	33,513
Federal Realty Investment Trust	256	34,931
Federation Centres (Australia)	4,563	8,811
Fibra Uno Administracion SA de CV (Mexico)	4,800	9,912
First Potomac Realty Trust	729	8,019
Frontier Real Estate Investment Corp. (Japan)	1	3,873
Gecina SA (France)	324	39,512
General Growth Properties, Inc.	2,644	68,665
Great Portland Estates PLC (United Kingdom)	481	6,226
Hammerson PLC (United Kingdom)	630	5,949
Healthcare Realty Trust, Inc.	328	8,151
Highwoods Properties, Inc.	198	7,673
Host Hotels & Resorts, Inc.	336	5,312
InnSuites Hospitality Trust	1,366	3,415
Investors Real Estate Trust	1,134	8,777
Invincible Investment Corp. (Japan)*	15	8,365
Iron Mountain, Inc.	691	21,435
Kilroy Realty Corp.	249	16,225
Kimco Realty Corp.	740	18,078
Macerich Co. (The)	368	28,270
Mapletree Industrial Trust (Singapore)	1,900	1,983
Nippon Accommodations Fund, Inc. (Japan)	3	9,973
Nippon Prologis REIT, Inc. (Japan)	2	3,629
Pebblebrook Hotel Trust	156	5,530
Plum Creek Timber Co., Inc.	177	6,993
Post Properties, Inc.	16	933
ProLogis, Inc.	901	35,049
PS Business Parks, Inc.	98	7,779
Public Storage	161	34,072
Ramco-Gershenson Properties Trust	520	7,805
Rayonier, Inc.	314	6,930
Regency Centers Corp.	480	29,832
RLJ Lodging Trust	426	10,765
Scentre Group (Australia)	4,193	11,540

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Shaftesbury PLC (United Kingdom)	1,030	$14,301
Simon Property Group, Inc.	433	79,551
SL Green Realty Corp.	281	30,393
Stockland (Australia)	1,716	4,662
Strategic Hotels & Resorts, Inc.*	472	6,509
Sunstone Hotel Investors, Inc.	240	3,175
Taubman Centers, Inc.	176	12,158
Terreno Realty Corp.	199	3,908
Unibail-Rodamco SE (France)	69	17,884
Urban Edge Properties	280	6,045
Vornado Realty Trust	297	26,855
Weingarten Realty Investors	291	9,635
Weyerhaeuser Co.	1,352	36,964
ZAIS Financial Corp.	608	8,147

		1,250,616

Real Estate Management & Development — 0.9%
Alexander & Baldwin, Inc.	65	2,231
BR Malls Participacoes SA (Brazil)	6,069	16,074
Brasil Brokers Participacoes SA (Brazil)	2,500	1,110
Central Pattana PCL (Thailand)	1,800	2,219
Cheung Kong Property Holdings Ltd. (Hong Kong)	5,736	42,024
China Overseas Land & Investment Ltd. (China)	8,000	24,323
China Vanke Co. Ltd. (China) (Class H Stock)	2,400	5,156
Emaar Malls Group PJSC (United Arab Emirates)*	2,631	2,222
Hongkong Land Holdings Ltd. (Hong Kong)	3,900	25,779
Hufvudstaden AB (Sweden) (Class A Stock)	447	5,857
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,164
Iguatemi Empresa de Shopping Centers SA (Brazil)	550	2,822
Inmobiliaria Colonial SA (Spain)*	8,735	6,084
Jones Lang LaSalle, Inc.	54	7,764
Kerry Properties Ltd. (Hong Kong)	2,500	6,864
Mitsubishi Estate Co. Ltd. (Japan)	1,000	20,428
PSP Swiss Property AG (Switzerland)*	338	27,787
Realogy Holdings Corp.*	161	6,058
Soho China Ltd. (China)	8,000	3,119
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	39,130
Tokyo Tatemono Co. Ltd. (Japan)	500	5,962
Wharf Holdings Ltd. (The) (Hong Kong)	2,000	11,285

		268,462

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	130	18,664
Canadian Pacific Railway Ltd. (Canada) (TSX)	110	15,788
ComfortDelGro Corp. Ltd. (Singapore)	9,200	18,586
Hertz Global Holdings, Inc.*	362	6,056
J.B. Hunt Transport Services, Inc.	88	6,283
Kansas City Southern	89	8,088
Norfolk Southern Corp.	76	5,806
Old Dominion Freight Line, Inc.*	42	2,562
Union Pacific Corp.	122	10,786

		92,619

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	1,507	$2,592
Aixtron SE (Germany)*	730	4,432
ARM Holdings PLC (United Kingdom)	1,354	19,453
ASM Pacific Technology Ltd. (Hong Kong)	700	4,591
ASML Holding NV (Netherlands)	261	22,943
Cree, Inc.*	163	3,949
Cypress Semiconductor Corp.*	504	4,294
Eo Technics Co. Ltd. (South Korea)	60	5,587
IQE PLC (United Kingdom)*	19,315	7,232
Marvell Technology Group Ltd. (Bermuda)	623	5,638
Microchip Technology, Inc.	308	13,272
Micron Technology, Inc.*	4,351	65,178
NXP Semiconductors NV (Netherlands)*	236	20,549
OmniVision Technologies, Inc.*	207	5,436
QuickLogic Corp.*	2,006	3,190
SK Hynix, Inc. (South Korea)	770	21,961
STR Holdings, Inc.	3,846	1,461
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,000	92,177
Texas Instruments, Inc.	1,903	94,237
Xilinx, Inc.	381	16,154

		414,326

Software — 1.9%
ANSYS, Inc.*	114	10,048
Aspen Technology, Inc.*	23	872
Autodesk, Inc.*	126	5,562
CA, Inc.	2,071	56,538
CDK Global, Inc.	164	7,836
Computer Modelling Group Ltd. (Canada)	324	2,751
Descartes Systems Group, Inc. (The) (Canada)*	199	3,525
Electronic Arts, Inc.*	180	12,195
Fortinet, Inc.*	155	6,584
Guidewire Software, Inc.*	102	5,363
Microsoft Corp.	6,310	279,281
Mobileye NV*	73	3,320
NetSuite, Inc.*	51	4,279
Playtech PLC (United Kingdom)	926	11,628
PTC, Inc.*	165	5,237
QLIK Technologies, Inc.*	75	2,734
Red Hat, Inc.*	277	19,911
salesforce.com, Inc.*	908	63,042
ServiceNow, Inc.*	444	30,836
Splunk, Inc.*	210	11,623
Synopsys, Inc.*	216	9,975
Totvs SA (Brazil)	169	1,250
WANdisco PLC (United Kingdom)*	471	908
Workday, Inc. (Class A Stock)*	189	13,015

		568,313

Specialty Retail — 1.7%
AutoZone, Inc.*	28	20,267
Byggmax Group AB (Sweden)	487	4,343
CarMax, Inc.*	326	19,338
Dick’s Sporting Goods, Inc.	136	6,747
Dufry AG (Switzerland)*	150	17,564
Foot Locker, Inc.	119	8,564
Hikari Tsushin, Inc. (Japan)	200	13,998
Home Depot, Inc. (The)	782	90,313
Jin Co. Ltd. (Japan)	100	4,696

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
L Brands, Inc.	455	$41,009
Lowe’s Cos., Inc.	1,412	97,315
Mr. Price Group Ltd. (South Africa)	343	4,788
Murphy USA, Inc.*	58	3,187
O’Reilly Automotive, Inc.*	169	42,250
Pets At Home Group PLC (United Kingdom)	1,540	6,430
Ross Stores, Inc.	1,381	66,937
Tiffany & Co.	26	2,008
Tractor Supply Co.	491	41,401
Ulta Salon Cosmetics & Fragrance, Inc.*	48	7,841
VT Holdings Co. Ltd. (Japan)	1,100	6,621
World Duty Free SpA (Italy)*	399	4,563
XXL ASA (Norway), 144A	740	7,209
Yellow Hat Ltd. (Japan)	200	4,334

		521,723

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	1,138	125,521
Catcher Technology Co. Ltd. (Taiwan)	1,000	10,691
NCR Corp.*	186	4,231
Quanta Computer, Inc. (Taiwan)	3,000	5,222
Samsung Electronics Co. Ltd. (South Korea)	24	23,027
Seagate Technology PLC	422	18,906
Xaar PLC (United Kingdom)	399	3,377

		190,975

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	619	12,831
Cie Financiere Richemont SA (Switzerland) (SGMX)	359	27,934
Cie Financiere Richemont SA (Switzerland) (XJSE)	753	5,863
Hanesbrands, Inc.	884	25,583
Kate Spade & Co.*	468	8,943
Kering (France)	66	10,804
Luthai Textile Co. Ltd. (China) (Class B Stock)	5,700	7,046
Moncler SpA (Italy)	1,035	18,534
NIKE, Inc. (Class B Stock)	502	61,731
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	8,167
PVH Corp.	42	4,281
Samsonite International SA	6,000	19,548
Ted Baker PLC (United Kingdom)	213	10,340
Tumi Holdings, Inc.*	267	4,705
VF Corp.	30	2,046

		228,356

Thrifts & Mortgage Finance
MGIC Investment Corp.*	544	5,037
Waterstone Financial, Inc.	641	8,641

		13,678

Tobacco — 0.9%
Imperial Tobacco Group PLC (United Kingdom)	526	27,193
Japan Tobacco, Inc. (Japan)	1,900	58,938
KT&G Corp. (South Korea)	318	29,914
Philip Morris International, Inc.	1,858	147,395

		263,440

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.4%
Brenntag AG (Germany)	477	$25,736
Fastenal Co.	128	4,686
IMCD Group NV (Netherlands)	171	5,891
Indutrade AB (Sweden)	73	3,338
MRC Global, Inc.*	200	2,230
Rexel SA (France)	1,290	15,881
Sumitomo Corp. (Japan)	7,000	67,693

		125,455

Transportation Infrastructure — 0.1%
CCR SA (Brazil)	920	2,822
DP World Ltd. (United Arab Emirates)	1,541	32,731

		35,553

Water Utilities
American States Water Co.	230	9,522
California Water Service Group	324	7,167

		16,689

Wireless Telecommunication Services — 0.6%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	48,600	13,236
SBA Communications Corp. (Class A Stock)*	81	8,484
SoftBank Group Corp. (Japan)	1,100	50,864
Tim Participacoes SA (Brazil), ADR	1,090	10,301
T-Mobile US, Inc.*	1,345	53,544
Vodafone Group PLC (United Kingdom), ADR	1,096	34,787

		171,216

TOTAL COMMON STOCKS (cost $24,070,496)		22,500,827

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	78	8,568

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	798	4,289
Itau Unibanco Holding SA (Brazil) (PRFC)	4,761	31,620

		35,909

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	36	8,554

Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	157	1,291
Gerdau SA (Brazil) (PRFC)	1,800	2,465
Vale SA (Brazil) (PRFC), ADR	1,111	3,722

		7,478

Oil, Gas & Consumable Fuels
Southwestern Energy Co., Series B, CVT, 6.250%	20	622
WPX Energy, Inc., Series A, CVT, 6.250%*	39	1,440

		2,062

TOTAL PREFERRED STOCKS (cost $101,715)		62,571

		Units	Value
RIGHTS*(l)
Industrial Conglomerates
Fosun Internationl Ltd. (Hong Kong) (cost $0)		56	$—

		Shares
UNAFFILIATED MUTUAL FUNDS — 8.7%
T. Rowe Price Emerging Markets Bond Fund		78,351	893,198
T. Rowe Price Institutional Floating Rate Fund		87,632	871,935
T. Rowe Price Institutional High Yield Fund		100,447	848,778

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $2,796,130)			2,613,911

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	5,023
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	14,999
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	10	10,049
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1	1,006
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%	03/15/23	5	5,063
Series 2015-2, Class A1
2.250%	07/17/23	5	5,022
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	10,086
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	5,061
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,090
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	5,004
Ford Credit Auto Owner Trust,
Series 2015-C, Class A4
1.740%	02/15/21	5	5,027
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	5	4,998
Series 2015-1, Class A3
1.280%	02/25/19	1	1,004
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	5	5,004
Series 2015-A, Class A4
1.650%	12/15/21	5	5,024

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10	$10,062
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15	15,128

TOTAL ASSET-BACKED SECURITIES (cost $121,996)			122,650

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,453
COMM Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	9	8,473
Series 2015-CR24, Class A5
3.696%	08/10/55	10	10,448
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,446
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1(g)
2.413%	01/25/21	9	9,490
FREMF Mortgage Trust,
Series 2015-K43, Class B, 144A
3.863%(c)	02/25/48	10	10,245
Series 2015-K45, Class B, 144A
3.714%(c)	04/25/48	10	9,420
Series 2015-K47, Class B, 144A
3.723%(c)	06/25/48	15	14,080
Series 2015-K48, Class B, 144A
3.635%(c)	08/25/48	10	9,272
Series 2015-K718, Class B, 144A
3.669%(c)	02/25/22	10	9,953
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,514
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,656
Series 2014-C22, Class A1
1.451%	09/15/47	8	8,417
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,540
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,414
Series 2015-C24, Class AS
4.036%(c)	05/15/48	10	10,371
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,399
Series 2015-NXS2, Class A5
3.767%	07/15/58	10	10,454

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	$10,614

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $192,160)			194,659

CORPORATE OBLIGATIONS — 3.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	9,807
Omnicom Group, Inc.,
Gtd. Notes
2.000%	02/15/25	5	4,910

			14,717

Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,652

Agriculture
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,054

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	5	4,823
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	10	9,805
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	10	10,050
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,268
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	5	5,000

			34,946

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	10	9,381
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,741
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	10	9,915
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,057
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Auto Manufacturers (cont’d.)
1.450%	01/12/18	10	$10,012

			39,106

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	20	20,226
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,454
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	5,017
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,006
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,102
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.850%	11/24/17	10	10,023
2.150%	07/30/18	5	5,025
3.375%	03/01/23	5	5,024
Fifth Third Bancorp,
Gtd. Notes
6.375%	01/16/24	10	10,289
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	5	5,062
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,688
Sub. Notes
5.150%	05/22/45	5	4,908
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	4,969
2.750%	06/23/20	10	10,086
Sub. Notes
3.375%	05/01/23	10	9,773
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,075
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,059
4.300%	01/27/45	5	4,752
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,132
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18	10	10,018
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,337

			183,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages — 0.1%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	10	$10,083
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,121

			15,204

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,039
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,061
3.550%	08/15/22	10	10,151
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,039

			25,290

Chemicals
Valspar Corp. (The),
Sr. Unsec’d. Notes
3.950%	01/15/26	5	5,105

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,885
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	4,801

			14,686

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,061
Hewlett Packard Enterprise Co.,
Gtd. Notes, 144A
2.450%	10/05/17	15	14,992

			25,053

Diversified Financial Services — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,089
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,842
General Electric Capital Corp.,
Gtd. Notes
1.625%	04/02/18	10	10,053
Gtd. Notes, MTN
2.200%	01/09/20	15	15,208

			40,192

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	$9,707
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,031
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	4,979
Exelon Corp.,
Sr. Unsec’d. Notes
4.950%	06/15/35	5	5,039
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,465
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,309
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,980

			45,510

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,110
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,898
Keysight Technologies, Inc.,
Gtd. Notes, 144A
3.300%	10/30/19	5	5,019
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	10,055

			30,082

Food
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	5	5,299

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	9,805

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,047
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	10	10,135

			15,182

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	$14,710
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,064
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,705
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,168

			34,648

Home Furnishings
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,016

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,029
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	4,862
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,115
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,838

			29,844

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	10	10,342
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
1.375%	01/15/20	5	4,970

			15,312

Iron/Steel
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	5	4,410

Media — 0.1%
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	10	10,005
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,287
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,991
Time Warner Cable, Inc.,
Gtd. Notes

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
4.000%	09/01/21	10	$10,200

			41,483

Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	5	4,500
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	9,883
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	2	1,597
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	9,984
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	4,059

			30,023

Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
1.250%	07/15/20	15	14,510

Oil & Gas — 0.1%
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	5	3,813
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35	10	9,375
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
3.500%	07/23/20	10	9,705
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,889
SM Energy Co.,
Sr. Unsec’d. Notes
6.125%	11/15/22	3	2,778
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	5	4,913
Transocean, Inc.,
Gtd. Notes
6.875%	12/15/21	5	3,730

			44,203

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas Services
SESI LLC,
Gtd. Notes
6.375%	05/01/19	10	$9,963

Packaging & Containers
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	4,958

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	9,653
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	4,943
4.550%	03/15/35	5	4,600
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/22/18	5	4,985
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	10	10,114

			34,295

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,631
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	5	5,015
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	15	13,760
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,414
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,937
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	4,964
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,680

			42,401

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,060
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	2	2,239

			7,299

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	$4,855
3.875%	08/15/22	5	5,045
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,070
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	4,839
4.375%	10/01/25	5	5,045
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,031

			34,885

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,164
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,845
Walgreens Boots Alliance, Inc.,
Gtd. Notes
1.750%	11/17/17	5	5,019

			15,028

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,115
2.950%	05/15/25	5	4,875

			14,990

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	5	4,878
4.131%	05/15/45	10	9,954
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	5	5,015
6.400%	09/15/33	15	17,184

			37,031

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,932
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,113

			15,045

TOTAL CORPORATE OBLIGATIONS (cost $965,566)			953,252

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.1%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		10	$10,575
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		10	9,963
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18		10	10,479
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24		10	10,239

TOTAL FOREIGN GOVERNMENT BONDS (cost $40,848)				41,256

MUNICIPAL BOND
University of California,
Revenue Bonds, Series J
(cost $5,000)
4.131%	05/15/45		5	4,841

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.699%(c)	02/25/25		6	5,756
Series 2015-C03, Class 1M1
1.699%(c)	07/25/25		10	9,909
Series 2015-C03, Class 2M1
1.699%(c)	07/25/25		10	9,935

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,536)				25,600

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bonds
2.500%	02/15/45		68	62,601
3.000%	11/15/44-05/15/45		95	97,098
3.125%	11/15/41-08/15/44		168	175,697
3.375%	05/15/44		5	5,488
3.500%	02/15/39		5	5,640
3.625%	08/15/43		50	57,547
4.500%	02/15/36-05/15/38		97	127,106
5.375%	02/15/31		29	40,247
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		1,193	1,221,435
0.250%	01/15/25		60	57,946
0.375%	07/15/23		22	22,170
0.625%	07/15/21-01/15/24		119	122,014
0.750%	02/15/45		32	28,124
1.250%	07/15/20		169	194,152
1.375%	07/15/18-02/15/44		216	244,662
1.625%	01/15/18		101	119,116
2.125%	01/15/19-02/15/40		207	246,521
2.500%	07/15/16-01/15/29		55	72,681
U.S. Treasury Notes
0.500%	07/31/17		35	34,935
0.875%	01/31/17-01/15/18		46	46,134
1.375%	02/29/20	(k)	175	175,797

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.500%	05/31/19	100	$101,339
1.750%	09/30/19	15	15,318
2.000%	02/15/25	3	2,988
2.125%	05/15/25	10	10,060
2.500%	08/15/23	5	5,226
2.625%	11/15/20	48	50,758

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,370,631)			3,342,800

TOTAL LONG-TERM INVESTMENTS (cost $31,690,078)			29,862,367

		Shares
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $483,493)(w)		483,493	483,493

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.1% (cost $32,173,571)			$30,345,860

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(l) — (0.2)%
Call Options
S&P 500 Index, expiring 11/30/15, Strike Price $1,900.00 (premiums received $67,177)	11	$(72,050)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.9% (cost $32,106,394)		30,273,810
Liabilities in excess of other assets(x) — (0.9)%		(259,284)

NET ASSETS — 100.0%		$30,014,526

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation(1)(2)
Long Position:
1	5 Year U.S. Treasury Notes	Dec. 2015	$ 119,531	$ 120,515	$984

(1)	U.S. Treasury Security with a market value of $3,014 has been segregated to cover requirement for open futures contracts as of September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,499,274	$6,001,553	$—
Preferred Stocks	54,003	8,568	—
Rights	—	—	—
Unaffiliated Mutual Funds	2,613,911	—	—

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$122,650	$—
Commercial Mortgage-Backed Securities	—	194,659	—
Corporate Obligations	—	938,260	14,992
Foreign Government Bonds	—	41,256	—
Municipal Bond	—	4,841	—
Residential Mortgage-Backed Securities	—	25,600	—
U.S. Treasury Obligations	—	3,342,800	—
Affiliated Money Market Mutual Fund	483,493	—	—
Options Written	(72,050)	—	—
Other Financial Instruments*
Financial Futures Contracts	984	—	—

Total	$19,579,615	$10,680,187	$14,992

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	88,600	$11,602,170
Honeywell International, Inc.	54,000	5,113,260
United Technologies Corp.	10,900	969,991

		17,685,421

Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B Stock)	108,300	10,688,127

Auto Components — 0.8%
Johnson Controls, Inc.	150,900	6,241,224

Automobiles — 1.1%
Ford Motor Co.	290,700	3,944,799
General Motors Co.	165,052	4,954,861

		8,899,660

Banks — 12.0%
Bank of America Corp.	1,016,300	15,833,954
JPMorgan Chase & Co.	427,200	26,046,384
PNC Financial Services Group, Inc. (The)	126,700	11,301,640
Royal Bank of Scotland Group PLC (United Kingdom)*	816,921	3,897,599
SunTrust Banks, Inc.	167,100	6,389,904
U.S. BanCorp	355,300	14,570,853
Wells Fargo & Co.	327,400	16,811,990

		94,852,324

Beverages — 1.0%
PepsiCo, Inc.	85,300	8,043,790

Building Products — 0.8%
Masco Corp.	111,200	2,800,016
USG Corp.*(a)	130,900	3,484,558

		6,284,574

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	89,700	3,511,755
Northern Trust Corp.	151,900	10,353,504
Och-Ziff Capital Management Group LLC (Class A Stock), MLP	183,000	1,597,590
State Street Corp.	91,300	6,136,273

		21,599,122

Chemicals — 1.3%
E.I. du Pont de Nemours & Co.	166,100	8,006,020
Potash Corp. of Saskatchewan, Inc. (Canada)	126,900	2,607,795

		10,613,815

Commercial Services & Supplies — 0.4%
Tyco International PLC	91,900	3,074,974

Communications Equipment — 3.3%
Cisco Systems, Inc.	304,600	7,995,750
Harris Corp.	126,700	9,268,105
QUALCOMM, Inc.	158,400	8,510,832

		25,774,687

Construction Materials — 1.0%
Vulcan Materials Co.	89,800	8,010,160

Consumer Finance — 1.3%
American Express Co.	133,500	9,896,355

Containers & Packaging — 0.5%
WestRock Co.	80,574	4,144,727

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.7%
Genuine Parts Co.	65,900	$5,462,451

Diversified Telecommunication Services — 3.8%
AT&T, Inc.	393,900	12,833,262
CenturyLink, Inc.	147,700	3,710,224
Telefonica SA (Spain)	321,163	3,896,366
Verizon Communications, Inc.	220,859	9,609,575

		30,049,427

Electric Utilities — 5.2%
Duke Energy Corp.(a)	142,810	10,273,751
Edison International	14,000	882,980
Entergy Corp.	135,300	8,808,030
Exelon Corp.	184,800	5,488,560
FirstEnergy Corp.	268,100	8,394,211
Xcel Energy, Inc.	203,000	7,188,230

		41,035,762

Electrical Equipment — 1.5%
Eaton Corp. PLC	75,462	3,871,201
Emerson Electric Co.	174,100	7,689,997

		11,561,198

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	415,400	7,111,648

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.(a)	133,100	2,302,630

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	66,500	4,311,860

Food Products — 2.7%
Archer-Daniels-Midland Co.	216,400	8,969,780
Campbell Soup Co.	84,500	4,282,460
Kellogg Co.	58,800	3,913,140
McCormick & Co., Inc.(a)	55,500	4,560,990

		21,726,370

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson and Co.	7,400	981,684

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	134,000	6,659,800
Las Vegas Sands Corp.	125,200	4,753,844

		11,413,644

Household Products — 0.9%
Clorox Co. (The)	59,000	6,816,270

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	265,000	2,594,350

Industrial Conglomerates — 3.4%
General Electric Co.	1,071,600	27,025,752

Insurance — 5.3%
Chubb Corp. (The)	42,600	5,224,890
Loews Corp.	250,000	9,035,000
Marsh & McLennan Cos., Inc.	242,200	12,647,684
MetLife, Inc.	200,500	9,453,575
Sun Life Financial, Inc. (Canada)	113,400	3,658,284
Willis Group Holdings PLC	42,400	1,737,128

		41,756,561

IT Services — 1.6%
Computer Sciences Corp.	47,200	2,897,136
International Business Machines Corp.	50,400	7,306,488

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Western Union Co. (The)	137,500	$2,524,500

		12,728,124

Leisure Products — 1.0%
Mattel, Inc.(a)	387,400	8,158,644

Machinery — 3.2%
Deere & Co.	86,800	6,423,200
Flowserve Corp.	71,000	2,920,940
Illinois Tool Works, Inc.	127,400	10,486,294
Joy Global, Inc.(a)	108,100	1,613,933
Stanley Black & Decker, Inc.	19,300	1,871,714
Xylem, Inc.	60,200	1,977,570

		25,293,651

Media — 4.2%
Cablevision Systems Corp. (Class A Stock)	209,500	6,802,465
Comcast Corp. (Class A Stock)	92,800	5,278,464
New York Times Co. (The) (Class A Stock)	148,000	1,747,880
News Corp. (Class A Stock)	212,600	2,683,012
Time Warner, Inc.	54,700	3,760,625
Twenty-First Century Fox, Inc. (Class A Stock)	73,900	1,993,822
Twenty-First Century Fox, Inc. (Class B Stock)	116,400	3,150,948
Viacom, Inc. (Class B Stock)	45,900	1,980,585
Walt Disney Co. (The)	54,200	5,539,240

		32,937,041

Metals & Mining — 1.2%
Newmont Mining Corp.	204,100	3,279,887
Nucor Corp.	171,200	6,428,560

		9,708,447

Multiline Retail — 1.6%
Kohl’s Corp.(a)	150,800	6,983,548
Macy’s, Inc.	117,200	6,014,704

		12,998,252

Multi-Utilities — 1.5%
NiSource, Inc.	379,600	7,041,580
PG&E Corp.	94,600	4,994,880

		12,036,460

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	72,600	4,384,314
Apache Corp.	249,800	9,782,168
BP PLC (United Kingdom), ADR	99,900	3,052,944
Canadian Natural Resources Ltd. (Canada)	248,100	4,825,545
Chevron Corp.	165,200	13,030,976
Columbia Pipeline Group, Inc.	297,700	5,444,933
ConocoPhillips(a)	29,900	1,434,004
CONSOL Energy, Inc.(a)	215,900	2,115,820
Exxon Mobil Corp.	195,500	14,535,425
Hess Corp.	182,300	9,125,938
Occidental Petroleum Corp.	96,600	6,390,090
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	199,200	9,440,088

		83,562,245

Paper & Forest Products — 1.1%
International Paper Co.	229,200	8,661,468

	Shares	Value
COMMON STOCKS (Continued)
Personal Products — 0.2%
Avon Products, Inc.(a)	360,000	$1,170,000

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	192,100	11,372,320
GlaxoSmithKline PLC (United Kingdom)	223,452	4,288,902
Johnson & Johnson	163,100	15,225,385
Merck & Co., Inc.	228,700	11,295,493
Pfizer, Inc.	439,000	13,788,990

		55,971,090

Real Estate Investment Trusts (REITs) — 1.9%
Digital Realty Trust, Inc.(a)	77,100	5,036,172
Rayonier, Inc.(a)	155,500	3,431,885
Weyerhaeuser Co.	240,400	6,572,536

		15,040,593

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	110,400	6,227,664
Applied Materials, Inc.	437,400	6,425,406
Texas Instruments, Inc.(a)	159,300	7,888,536

		20,541,606

Software — 1.6%
CA, Inc.	92,900	2,536,170
Microsoft Corp.	223,200	9,878,832

		12,415,002

Specialty Retail — 0.7%
Staples, Inc.	487,300	5,716,029

Technology Hardware, Storage & Peripherals — 0.5%
EMC Corp.	163,900	3,959,824

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	66,800	1,932,524

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	580,839	1,832,009

TOTAL LONG-TERM INVESTMENTS (cost $748,014,077)		774,621,576

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $56,253,746; includes $48,388,659 of cash collateral for securities on loan)(b)(w)	56,253,746	56,253,746

TOTAL INVESTMENTS —104.9% (cost $804,267,823)		830,875,322
Liabilities in excess of other assets — (4.9)%		(38,801,379)

NET ASSETS — 100.0%		$792,073,943

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,665,527; cash collateral of $48,388,659 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,685,421	$—	$—
Air Freight & Logistics	10,688,127	—	—
Auto Components	6,241,224	—	—
Automobiles	8,899,660	—	—
Banks	90,954,725	3,897,599	—
Beverages	8,043,790	—	—
Building Products	6,284,574	—	—
Capital Markets	21,599,122	—	—
Chemicals	10,613,815	—	—
Commercial Services & Supplies	3,074,974	—	—
Communications Equipment	25,774,687	—	—
Construction Materials	8,010,160	—	—
Consumer Finance	9,896,355	—	—
Containers & Packaging	4,144,727	—	—
Distributors	5,462,451	—	—
Diversified Telecommunication Services	26,153,061	3,896,366	—
Electric Utilities	41,035,762	—	—
Electrical Equipment	11,561,198	—	—
Electronic Equipment, Instruments & Components	7,111,648	—	—
Energy Equipment & Services	2,302,630	—	—
Food & Staples Retailing	4,311,860	—	—
Food Products	21,726,370	—	—
Health Care Equipment & Supplies	981,684	—	—
Hotels, Restaurants & Leisure	11,413,644	—	—
Household Products	6,816,270	—	—
Independent Power & Renewable Electricity Producers	2,594,350	—	—
Industrial Conglomerates	27,025,752	—	—
Insurance	41,756,561	—	—
IT Services	12,728,124	—	—
Leisure Products	8,158,644	—	—
Machinery	25,293,651	—	—
Media	32,937,041	—	—
Metals & Mining	9,708,447	—	—
Multiline Retail	12,998,252	—	—
Multi-Utilities	12,036,460	—	—
Oil, Gas & Consumable Fuels	83,562,245	—	—
Paper & Forest Products	8,661,468	—	—
Personal Products	1,170,000	—	—
Pharmaceuticals	51,682,188	4,288,902	—
Real Estate Investment Trusts (REITs)	15,040,593	—	—
Semiconductors & Semiconductor Equipment	20,541,606	—	—
Software	12,415,002	—	—
Specialty Retail	5,716,029	—	—
Technology Hardware, Storage & Peripherals	3,959,824	—	—
Textiles, Apparel & Luxury Goods	1,932,524	—	—
Wireless Telecommunication Services	—	1,832,009	—
Affiliated Money Market Mutual Fund	56,253,746	—	—

Total	$816,960,446	$13,914,876	$—

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.2%
COMMON STOCKS — 75.9%
Aerospace & Defense — 1.4%
Airbus Group SE (France)	18,862	$1,117,014
Astrotech Corp.*	13,533	28,013
B/E Aerospace, Inc.	186	8,165
Boeing Co. (The)	22,071	2,890,197
Honeywell International, Inc.	9,501	899,650
Huntington Ingalls Industries, Inc.	764	81,863
KLX, Inc.*	1,413	50,501
Lockheed Martin Corp.	164	33,999
Rockwell Collins, Inc.	2,495	204,191
Rolls-Royce Holdings PLC (United Kingdom)*	71,596	734,442
TASER International, Inc.*	3,672	80,876
Tel-Instrument Electronics Corp.*	6,705	31,513
Textron, Inc.	2,444	91,992
TransDigm Group, Inc.*	54	11,470
United Technologies Corp.	5,001	445,039

		6,708,925

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	2,519	170,738
FedEx Corp.	4,482	645,318
United Parcel Service, Inc. (Class B Stock)	5,076	500,950

		1,317,006

Airlines — 1.1%
Air Arabia PJSC (United Arab Emirates)	295,945	113,003
Alaska Air Group, Inc.	2,128	169,070
American Airlines Group, Inc.	77,613	3,013,713
Delta Air Lines, Inc.	13,733	616,200
easyJet PLC (United Kingdom)	12,109	326,870
Flybe Group PLC (United Kingdom)*	69,641	77,432
Ryanair Holdings PLC (Ireland), ADR	5,913	462,988
Spirit Airlines, Inc.*	690	32,637
United Continental Holdings, Inc.*	9,851	522,596

		5,334,509

Auto Components — 1.0%
Aisin Seiki Co. Ltd. (Japan)	8,900	298,612
BorgWarner, Inc.	440	18,300
Delphi Automotive PLC (United Kingdom)	455	34,598
Denso Corp. (Japan)	9,300	393,938
Faurecia (France)	1,822	56,823
Gentex Corp.	5,162	80,011
GKN PLC (United Kingdom)	67,266	273,225
Hyundai Mobis Co. Ltd. (South Korea)	2,152	421,075
Johnson Controls, Inc.	32,778	1,355,698
Koito Manufacturing Co. Ltd. (Japan)	18,200	594,710
Leoni AG (Germany)	7,273	388,412
Minth Group Ltd. (China)	46,000	82,355
Musashi Seimitsu Industry Co. Ltd. (Japan)	5,900	103,336
NHK Spring Co. Ltd. (Japan)	6,500	63,027
Nifco, Inc. (Japan)	3,500	119,617
Nippon Seiki Co. Ltd. (Japan)	9,000	174,495
Press Kogyo Co. Ltd. (Japan)	35,700	136,441
S&T Motiv Co. Ltd. (South Korea)	1,224	68,748
Unipres Corp. (Japan)	2,800	53,323
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	33,611	84,587

		4,801,331

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.4%
Honda Motor Co. Ltd. (Japan)	22,900	$683,490
Mitsubishi Motors Corp. (Japan)	44,300	338,820
Tesla Motors, Inc.*(a)	2,664	661,738

		1,684,048

Banks — 4.7%
Ashikaga Holdings Co. Ltd. (Japan)	34,400	143,712
Axis Bank Ltd. (India), GDR, RegS	11,045	416,397
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,738	640,431
Bank Central Asia Tbk PT (Indonesia)	362,800	304,598
Bank of America Corp.	31,456	490,084
Bank of the Ryukyus Ltd. (Japan)	7,200	105,909
Barclays PLC (United Kingdom)	160,555	594,179
Barclays PLC (United Kingdom), ADR	53,582	791,942
BNP Paribas SA (France)	10,937	643,910
Boston Private Financial Holdings, Inc.	5,525	64,643
CIT Group, Inc.	1,611	64,488
Citigroup, Inc.	47,039	2,333,605
Comerica, Inc.	7,022	288,604
Danske Bank A/S (Denmark)	20,640	623,748
DnB ASA (Norway)	32,511	423,110
East West Bancorp, Inc.	453	17,404
Erste Group Bank AG (Austria)*	10,568	307,117
First Internet BanCorp	3,220	102,879
First Niagara Financial Group, Inc.	7,262	74,145
First Republic Bank	1,514	95,034
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	37,000	271,580
HDFC Bank Ltd. (India), ADR	10,655	650,914
ING Groep NV (Netherlands), CVA	20,082	283,863
Investors Bancorp, Inc.	6,371	78,618
JPMorgan Chase & Co.	53,484	3,260,919
Lloyds Banking Group PLC (United Kingdom)	741,120	843,733
National Bank of Canada (Canada)	11,900	379,873
PNC Financial Services Group, Inc. (The)	3,289	293,379
Preferred Bank	2,044	64,590
Royal Bank of Scotland Group PLC (United Kingdom)*	330,121	1,575,035
Sberbank of Russia (Russia), ADR	29,908	147,611
Shinhan Financial Group Co. Ltd. (South Korea)	5,130	179,407
Signature Bank*	639	87,901
Standard Chartered PLC (United Kingdom)	39,232	380,743
SVB Financial Group*	181	20,913
Svenska Handelsbanken AB (Sweden) (Class A Stock)	82,078	1,177,397
TCF Financial Corp.	4,715	71,479
Toronto-Dominion Bank (The) (Canada)	16,500	650,356
Turkiye Garanti Bankasi A/S (Turkey)	117,346	273,086
U.S. Bancorp	15,223	624,295
UniCredit SpA (Italy)	43,812	273,134
United Overseas Bank Ltd. (Singapore)	30,900	403,465
Valley National Bancorp	7,252	71,360
Wells Fargo & Co.	25,238	1,295,971

		21,885,561

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	2,981	317,048
Baron de Ley SA (Spain)*	533	56,401

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Boston Beer Co., Inc. (The) (Class A
Stock)*	190	$40,016
Coca-Cola Co. (The)	3,766	151,092
Coca-Cola Enterprises, Inc.	10,676	516,185
Constellation Brands, Inc. (Class A Stock)	1,108	138,733
Diageo PLC (United Kingdom)	15,767	423,609
Dr. Pepper Snapple Group, Inc.	2,621	207,190
Monster Beverage Corp.*	167	22,568
PepsiCo, Inc.	14,125	1,331,987
SABMiller PLC (United Kingdom)	8,478	480,089

		3,684,918

Biotechnology — 2.3%
Abcam PLC (United Kingdom)	21,093	185,488
ACADIA Pharmaceuticals, Inc.*	2,148	71,034
Acceleron Pharma, Inc.*	1,905	47,435
Agios Pharmaceuticals, Inc.*	276	19,483
Alexion Pharmaceuticals, Inc.*	8,816	1,378,734
Alkermes PLC*	2,104	123,442
Alnylam Pharmaceuticals, Inc.*	2,193	176,229
Amgen, Inc.	27	3,735
Baxalta, Inc.	16,982	535,103
Biogen, Inc.*	1,872	546,268
BioMarin Pharmaceutical, Inc.*	1,591	167,564
Bluebird Bio, Inc.*	380	32,509
Celgene Corp.*	12,110	1,309,939
Celldex Therapeutics, Inc.*	2,402	25,317
Cepheid, Inc.*	1,269	57,359
CSL Ltd. (Australia)	5,474	344,498
Gilead Sciences, Inc.	22,261	2,185,808
Grifols SA (Spain)	3,160	130,654
Grifols SA (Spain), ADR	13,100	398,240
Grifols SA (Spain) (Class B Stock)	328	10,048
Incyte Corp.*	5,072	559,594
Insmed, Inc.*	1,902	35,320
Intercept Pharmaceuticals, Inc.*	340	56,392
Isis Pharmaceuticals, Inc.*	3,845	155,415
Medivation, Inc.*	1,188	50,490
Ophthotech Corp.*	1,369	55,472
Regeneron Pharmaceuticals, Inc.*	2,578	1,199,131
Seattle Genetics, Inc.*	1,233	47,544
T2 Biosystems, Inc.*	2,025	17,739
TESARO, Inc.*	879	35,248
Ultragenyx Pharmaceutical, Inc.*	130	12,520
United Therapeutics Corp.*(a)	631	82,812
Vertex Pharmaceuticals, Inc.*	6,756	703,570

		10,760,134

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	27,123	486,472
Fortune Brands Home & Security, Inc.	1,972	93,611
Lindab International AB (Sweden)	9,863	73,377
Masco Corp.	4,223	106,335
NCI Building Systems, Inc.*	2,612	27,609
Nibe Industrier AB (Sweden) (Class B Stock)	2,876	84,188
Polypipe Group PLC (United Kingdom)	19,925	99,391
Sanwa Holdings Corp. (Japan)	20,400	140,432
Volution Group PLC (United Kingdom)	39,535	103,615

		1,215,030

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 3.2%
3i Group PLC (United Kingdom)	20,971	$148,136
Ameriprise Financial, Inc.	9,644	1,052,450
Ashford, Inc.*	377	23,921
Avanza Bank Holding AB (Sweden)	3,657	150,104
Banca Generali SpA (Italy)	3,569	100,679
Bank of New York Mellon Corp. (The)	62,485	2,446,288
BlackRock, Inc.	1,734	515,813
BT Investment Management Ltd. (Australia)	16,565	111,687
Credit Suisse Group AG (Switzerland)*	45,074	1,083,437
E*Trade Financial Corp.*	8,131	214,089
GAM Holding AG (Switzerland)*	31,609	556,368
Gladstone Investment Corp.	448	3,154
Greenhill & Co., Inc.	48	1,367
Intermediate Capital Group PLC (United Kingdom)	12,503	97,796
Investec PLC (South Africa)	83,443	638,913
IP Group PLC (United Kingdom)*	29,017	100,959
Julius Baer Group Ltd. (Switzerland)*	9,062	411,524
Jupiter Fund Management PLC (United Kingdom)	29,753	195,442
Morgan Stanley	87,488	2,755,872
Northern Trust Corp.	5,762	392,738
NorthStar Asset Management Group, Inc.	2,996	43,023
Partners Group Holding AG (Switzerland)	619	209,803
Rathbone Brothers PLC (United Kingdom)	2,355	73,495
Raymond James Financial, Inc.	1,717	85,215
Saigon Securities, Inc. (Vietnam)*	65,076	68,057
SEI Investments Co.	1,803	86,959
State Street Corp.	26,393	1,773,874
TD Ameritrade Holding Corp.	34,567	1,100,613
Vostok New Ventures Ltd. (Sweden), SDR*	7,686	46,347
Waddell & Reed Financial, Inc. (Class A Stock)	7,755	269,641
Walter Investment Management Corp.*	1,768	28,730
WisdomTree Investments, Inc.	2,578	41,583

		14,828,077

Chemicals — 2.0%
Air Liquide SA (France)	2,592	307,289
Air Water, Inc. (Japan)	25,000	375,522
Airgas, Inc.	2,000	178,660
Ashland, Inc.	10,936	1,100,380
Calgon Carbon Corp.	3,159	49,217
Celanese Corp. (Class A Stock)	15,583	922,046
Chugoku Marine Paints Ltd. (Japan)	19,000	120,280
E.I. du Pont de Nemours & Co.	8,189	394,710
Ecolab, Inc.	6,188	678,947
Fufeng Group Ltd. (China)(g)	294,000	119,470
Incitec Pivot Ltd. (Australia)	140,881	388,303
JSR Corp. (Japan)	22,400	322,894
Koninklijke DSM NV (Netherlands)	8,790	405,675
Linde AG (Germany)	1,309	212,615
LyondellBasell Industries NV (Netherlands) (Class A Stock)	6,742	562,013
Monsanto Co.	1,000	85,340
Nihon Parkerizing Co. Ltd. (Japan)	13,400	109,565
Nippon Kayaku Co. Ltd. (Japan)	6,000	62,470
Nippon Soda Co. Ltd. (Japan)	17,000	96,915
Nissan Chemical Industries Ltd. (Japan)	5,100	112,141
PPG Industries, Inc.	40	3,508
Praxair, Inc.	3,350	341,231

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
RPM International, Inc.	15,728	$658,846
Sherwin-Williams Co. (The)	3,118	694,628
Sumitomo Seika Chemicals Co. Ltd. (Japan)	18,000	115,299
Syngenta AG (Switzerland)	1,315	421,340
Victrex PLC (United Kingdom)	9,717	260,782
WR Grace & Co.*	847	78,813

		9,178,899

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	8,302	49,397
Brambles Ltd. (Australia)	41,162	282,762
Civeo Corp.	4,900	7,252
Clean Harbors, Inc.*	1,060	46,608
Downer EDI Ltd. (Australia)	125,658	297,118
Edenred (France)	4,803	78,648
Healthcare Services Group, Inc.	2,331	78,555
KAR Auction Services, Inc.	2,011	71,391
PayPoint PLC (United Kingdom)	11,364	175,690
Ritchie Bros. Auctioneers, Inc. (Canada)	1,312	33,955
Serco Group PLC (United Kingdom)*	93,005	143,711
Tyco International PLC	41,863	1,400,736

		2,665,823

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	5,548	57,588
Cisco Systems, Inc.	12,502	328,177
Juniper Networks, Inc.	2,823	72,579
Lumentum Holdings, Inc.*	1,477	25,035
Palo Alto Networks, Inc.*	933	160,476
QUALCOMM, Inc.	4,532	243,504
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	48,546	476,218
Viavi Solutions, Inc.*	7,887	42,353

		1,405,930

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	700	27,762
CIMIC Group Ltd. (Australia)	24,317	403,977
Comfort Systems USA, Inc.	2,629	71,667
SPIE SA (France)*	4,424	73,484

		576,890

Construction Materials — 0.3%
Fletcher Building Ltd. (New Zealand)	65,038	283,567
James Hardie Industries PLC (Ireland)	23,865	288,077
LafargeHolcim Ltd. (Switzerland)*	13,445	704,814
Martin Marietta Materials, Inc.	1,774	269,559

		1,546,017

Consumer Finance — 0.4%
Ally Financial, Inc.*	2,760	56,249
American Express Co.	6,794	503,639
Credit Saison Co. Ltd. (Japan)	30,900	561,365
Credito Real SAB de CV (Mexico)	25,696	50,207
Discover Financial Services	10,669	554,681

		1,726,141

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	38,091	354,242
Huhtamaki OYJ (Finland)	2,707	82,723

		436,965

	Shares	Value
COMMON STOCKS (Continued)
Distributors
LKQ Corp.*	3,165	$89,759

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	1,620	17,917
Benesse Holdings, Inc. (Japan)	14,600	390,346
TAL Education Group (China), ADR*	3,200	102,880

		511,143

Diversified Financial Services — 0.3%
Bursa Malaysia Bhd (Malaysia)(g)	35,200	64,565
Intercontinental Exchange, Inc.	4,378	1,028,786
Japan Securities Finance Co. Ltd. (Japan)	25,300	129,553
McGraw Hill Financial, Inc.	3,169	274,119

		1,497,023

Diversified Telecommunication Services — 1.0%
Frontier Communications Corp.	45,691	217,032
Iliad SA (France)	1,944	393,258
Nippon Telegraph & Telephone Corp. (Japan)	49,500	1,743,570
TDC A/S (Denmark)	52,449	270,497
Telecom Italia SpA (Italy)	506,942	519,926
Telefonica Deutschland Holding AG (Germany)	90,210	551,635
Telefonica SA (Spain)	63,083	765,326

		4,461,244

Electric Utilities — 1.3%
American Electric Power Co., Inc.	19,430	1,104,790
Edison International	16,317	1,029,113
EDP — Energias do Brasil SA (Brazil)	126,200	371,167
Endesa SA (Spain)	9,200	194,014
Entergy Corp.	3,277	213,333
Exelon Corp.	13,566	402,910
FirstEnergy Corp.	65,659	2,055,783
OGE Energy Corp.	3,018	82,572
SSE PLC (United Kingdom)	24,573	556,160
Xcel Energy, Inc.	4,440	157,220

		6,167,062

Electrical Equipment — 0.5%
Acuity Brands, Inc.	513	90,073
Generac Holdings, Inc.*	1,625	48,896
Kendrion NV (Netherlands)	2,893	70,149
Mabuchi Motor Co. Ltd. (Japan)	2,200	95,523
Mersen (France)	5,086	102,580
Mitsubishi Electric Corp. (Japan)	45,000	412,224
Nexans SA (France)*	3,787	127,928
Prysmian SpA (Italy)	16,378	338,524
Schneider Electric SE (France)	10,295	576,513
Sensata Technologies Holding NV*	4,876	216,202
Ushio, Inc. (Japan)	6,700	80,490

		2,159,102

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	1,368	47,018
FEI Co.	930	67,927
Hexagon AB (Sweden) (Class B Stock)	18,514	565,632
Ingram Micro, Inc. (Class A Stock)	2,426	66,084
Keysight Technologies, Inc.*	25,598	789,442
Kyocera Corp. (Japan)	12,000	549,600
LRAD Corp.*	14,200	23,714
Nippon Ceramic Co. Ltd. (Japan)	5,500	81,341

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Oxford Instruments PLC (United Kingdom)	12,066	$106,026
Pure Technologies Ltd. (Canada)	2,700	10,440
Sunny Optical Technology Group Co. Ltd. (China)	45,000	90,149
TE Connectivity Ltd. (Switzerland)	10,217	611,896
Venture Corp. Ltd. (Singapore)	13,100	76,337
Zebra Technologies Corp. (Class A Stock)*	769	58,867

		3,144,473

Energy Equipment & Services — 0.1%
Core Laboratories NV	460	45,908
ENGlobal Corp.*	14,041	14,603
Nuverra Environmental Solutions, Inc.*	5,088	6,920
Oceaneering International, Inc.	1,259	49,454
Schlumberger Ltd.	2,540	175,184
Superior Energy Services, Inc.	2,064	26,068
US Silica Holdings, Inc.	1,194	16,823
Weatherford International PLC*	815	6,911

		341,871

Food & Staples Retailing — 1.2%
Convenience Retail Asia Ltd. (Hong Kong)	106,000	54,436
Costco Wholesale Corp.	2,532	366,051
CP ALL PCL (Thailand)	159,100	209,313
CVS Health Corp.	14,055	1,356,026
Delhaize Group (Belgium)	7,508	665,518
FamilyMart Co. Ltd. (Japan)	9,100	414,895
GS Retail Co. Ltd. (South Korea)	2,044	105,549
Koninklijke Ahold NV (Netherlands)	19,390	378,263
Magnit PJSC (Russia), GDR, RegS	3,810	182,004
Majestic Wine PLC (United Kingdom)	8,998	51,321
Rite Aid Corp.*	87,079	528,570
Sprouts Farmers Market, Inc.*	2,032	42,875
Walgreens Boots Alliance, Inc.	13,891	1,154,342
Wal-Mart Stores, Inc.	1,034	67,045

		5,576,208

Food Products — 1.7%
Binggrae Co. Ltd. (South Korea)(g)	1,059	67,525
Bunge Ltd.	10,887	798,017
Calbee, Inc. (Japan)	4,000	129,440
China Mengniu Dairy Co. Ltd. (China)	68,000	239,787
CJ CheilJedang Corp. (South Korea)	296	95,376
ConAgra Foods, Inc.	16,671	675,342
Danone SA (France)	7,484	472,416
Edita Food Industries SAE (Egypt), GDR*	4,798	86,844
Flowers Foods, Inc.	3,665	90,672
General Mills, Inc.	7,919	444,493
Grupo Lala SAB de CV (Mexico)	25,100	59,376
Ingredion, Inc.	11,621	1,014,630
Keurig Green Mountain, Inc.	3,029	157,932
Mayora Indah Tbk PT (Indonesia)(g)	51,300	93,145
McCormick & Co., Inc.	2,924	240,294
Mondelez International, Inc. (Class A Stock)	12,732	533,089
Nestle SA (Switzerland)	18,339	1,379,197
Tyson Foods, Inc. (Class A Stock)	28,356	1,222,144
Want Want China Holdings Ltd. (China)	218,000	179,567

		7,979,286

Forest Products & Paper — 0.1%
International Paper Co.	9,581	362,066

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 0.3%
Atmos Energy Corp.	10,914	$634,977
Enagas SA (Spain)	12,948	371,293
Gas Natural SDG SA (Spain)	19,324	377,054
National Fuel Gas Co.	1,467	73,321
Towngas China Co. Ltd. (Hong Kong)	24,000	14,752
WGL Holdings, Inc.	1,360	78,431

		1,549,828

Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.*	1,120	63,571
Ambu AS (Denmark) (Class B Stock)	7,096	192,296
Becton, Dickinson and Co.	13,040	1,729,886
BioMerieux (France)	583	63,076
Cochlear Ltd. (Australia)	1,745	102,679
Cooper Cos., Inc. (The)	515	76,663
DENTSPLY International, Inc.	12,684	641,430
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	34,944	158,775
GN Store Nord A/S (Denmark)	30,931	555,668
Hologic, Inc.*	1,845	72,195
IDEXX Laboratories, Inc.*	703	52,198
Insulet Corp.*(a)	1,421	36,818
Intuitive Surgical, Inc.*	1,370	629,625
Medtronic PLC	33,881	2,267,994
Nakanishi, Inc. (Japan)	2,500	93,004
Nikkiso Co. Ltd. (Japan)	12,000	80,281
OLYMPUS Corp. (Japan)	14,800	461,735
Osstem Implant Co. Ltd. (South Korea)*	1,720	94,988
ResMed, Inc.	1,298	66,146
Sirona Dental Systems, Inc.*	839	78,312
Sorin SpA (Italy)*	17,072	49,264
Stryker Corp.	8,166	768,421
West Pharmaceutical Services, Inc.	1,380	74,686
Wright Medical Group, Inc.*	2,596	54,568

		8,464,279

Health Care Providers & Services — 3.2%
Aetna, Inc.	10,857	1,187,864
AmerisourceBergen Corp.	5,351	508,291
Anthem, Inc.	11,878	1,662,920
Cardinal Health, Inc.	3,866	296,986
Cigna Corp.	13,894	1,875,968
Fagron NV (Belgium)	3,220	61,388
Fresenius Medical Care AG & Co. KGaA (Germany)	1,642	128,331
Fresenius SE & Co. KGaA (Germany)	8,659	581,263
Greencross Ltd. (Australia)	16,806	77,283
HCA Holdings, Inc.*	19,848	1,535,441
Henry Schein, Inc.*	189	25,084
Humana, Inc.	550	98,450
Integrated Diagnostics Holdings PLC (Egypt)*	7,680	48,000
McKesson Corp.	13,160	2,434,995
MEDNAX, Inc.*	1,206	92,609
Message Co. Ltd. (Japan)	2,600	54,054
Miraca Holdings, Inc. (Japan)	10,100	428,324
Molina Healthcare, Inc.*	211	14,527
Odontoprev SA (Brazil)	14,600	36,053
Primary Health Care Ltd. (Australia)	133,677	357,632
Select Medical Holdings Corp.	4,375	47,206
UnitedHealth Group, Inc.	27,095	3,143,291

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	143	$17,848
WellCare Health Plans, Inc.*	2,554	220,104

		14,933,912

Health Care Technology
athenahealth, Inc.*	443	59,074

Hotels, Restaurants & Leisure — 1.7%
Ajisen China Holdings Ltd. (Hong Kong)(g)	98,000	44,205
Bloomin’ Brands, Inc.	3,357	61,030
Carnival Corp.	35,666	1,772,600
Chipotle Mexican Grill, Inc.*	620	446,555
Compass Group PLC (United Kingdom)	28,613	457,031
Denny’s Corp.*	6,315	69,654
Domino’s Pizza, Inc.	764	82,443
Hilton Worldwide Holdings, Inc.	33,795	775,257
Las Vegas Sands Corp.	16,499	626,467
Marriott International, Inc. (Class A Stock)	4,889	333,430
McDonald’s Corp.	3,142	309,581
MGM Resorts International*	25,550	471,397
Norwegian Cruise Line Holdings Ltd.*	6,284	360,073
Paddy Power PLC (Ireland)	1,038	120,102
Penn National Gaming, Inc.*	3,754	62,992
Royal Caribbean Cruises Ltd.	2,686	239,296
Skylark Co. Ltd. (Japan)	8,600	112,014
Starbucks Corp.	20,669	1,174,826
William Hill PLC (United Kingdom)	101,166	538,063
Wynn Resorts Ltd.(a)	940	49,933

		8,106,949

Household Durables — 0.3%
DFS Furniture PLC (United Kingdom)*	28,292	121,976
Fujitsu General Ltd. (Japan)	8,000	87,261
Haier Electronics Group Co. Ltd. (Hong Kong)	49,000	82,272
Harman International Industries, Inc.(a)	888	85,239
Jarden Corp.*	1,946	95,120
Lennar Corp. (Class A Stock)	2,358	113,491
MDC Holdings, Inc.	1,964	51,418
Persimmon PLC (United Kingdom)*	7,638	232,472
Skyline Corp.*	6,688	19,261
Sony Corp. (Japan)	18,600	455,926
Tempur Sealy International, Inc.*	820	58,573
UCP, Inc. (Class A Stock)*	4,367	29,303

		1,432,312

Household Products — 0.4%
Church & Dwight Co., Inc.	1,256	105,378
Colgate-Palmolive Co.	3,360	213,226
LG Household & Health Care Ltd. (South Korea)	687	497,175
Procter & Gamble Co. (The)	4,055	291,717
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	21,339	597,111

		1,704,607

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	95,403	933,995
NRG Energy, Inc.	15,797	234,585

		1,168,580

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	207	$18,088
CK Hutchison Holdings Ltd. (Hong Kong)	88,112	1,146,129
Danaher Corp.	46,459	3,958,771
DCC PLC (United Kingdom)	2,305	174,180
General Electric Co.	200,319	5,052,045
Jardine Matheson Holdings Ltd. (Hong Kong)	10,200	481,950
Koninklijke Philips NV (Netherlands)	11,184	263,126
Roper Technologies, Inc.	10,037	1,572,798

		12,667,087

Insurance — 3.7%
AIA Group Ltd. (Hong Kong)	342,400	1,780,737
AON PLC	8,782	778,173
Arch Capital Group Ltd.*	1,433	105,282
Aviva PLC (United Kingdom)	210,215	1,437,776
AXA SA (France)	8,278	200,982
Chubb Corp. (The)	6,870	842,605
CNA Financial Corp.	1,866	65,179
CNO Financial Group, Inc.(a)	4,153	78,118
Direct Line Insurance Group PLC (United Kingdom)	139,980	794,266
Everest Re Group Ltd.	519	89,963
First American Financial Corp.	2,156	84,235
FNF Group	5,205	184,621
Genworth Financial, Inc. (Class A Stock)*	56,830	262,555
Korean Reinsurance Co. (South Korea)	8,292	99,833
Loews Corp.	1,005	36,321
Markel Corp.*	30	24,056
Marsh & McLennan Cos., Inc.	42,676	2,228,541
Mediolanum SpA (Italy)	39,514	282,247
MetLife, Inc.	43,556	2,053,665
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	887	165,661
Old Republic International Corp.	4,804	75,135
QBE Insurance Group Ltd. (Australia)	28,847	262,704
RSA Insurance Group PLC (United Kingdom)	103,672	632,032
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	853	201,429
Sony Financial Holdings, Inc. (Japan)	8,000	131,303
Standard Life PLC (United Kingdom)	27,516	161,605
Symetra Financial Corp.	2,956	93,528
Tokio Marine Holdings, Inc. (Japan)	29,800	1,113,328
Willis Group Holdings PLC	2,164	88,659
XL Group PLC (Ireland)	50,869	1,847,562
Zurich Insurance Group AG (Switzerland)*	3,778	927,523

		17,129,624

Internet & Catalog Retail — 2.4%
Amazon.com, Inc.*	9,163	4,690,448
Ctrip.com International Ltd. (China), ADR*	6,065	383,187
Expedia, Inc.	218	25,654
Groupon, Inc.*	713	2,324
Interpark Corp. (South Korea)	5,316	100,250
JD.com, Inc. (China), ADR*	8,610	224,377
Netflix, Inc.*	14,116	1,457,618
Priceline Group, Inc. (The)*	2,277	2,816,330
Qunar Cayman Islands Ltd. (China), ADR*	3,688	110,898
Start Today Co. Ltd. (Japan)	9,200	304,522
Takkt AG (Germany)	4,275	80,333

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
TripAdvisor, Inc.*	3,202	$201,790
Vipshop Holdings Ltd. (China), ADR*	27,144	456,019
Yoox SpA (Italy)*	2,910	87,614

		10,941,364

Internet Software & Services — 3.0%
58.com, Inc. (China), ADR*	2,221	104,498
Addcn Technology Co. Ltd. (Taiwan)	6,500	58,442
AfreecaTV Co. Ltd. (South Korea)	4,355	113,137
Akamai Technologies, Inc.*	3,062	211,462
Alibaba Group Holding Ltd. (China), ADR*(a)	14,755	870,102
Auto Trader Group PLC (United Kingdom)*	19,462	100,131
Autohome, Inc. (China), ADR*	3,150	102,469
Baidu, Inc. (China), ADR*	6,914	950,053
Cornerstone OnDemand, Inc.*	74	2,442
CoStar Group, Inc.*	481	83,242
Ebiquity PLC (United Kingdom)(g)	29,054	64,389
Facebook, Inc. (Class A Stock)*	25,862	2,324,994
Gogo, Inc.*(a)	2,230	34,074
Google, Inc. (Class A Stock)*	1,765	1,126,723
Google, Inc. (Class C Stock)*	4,686	2,851,056
IAC/InterActiveCorp	916	59,787
Just Eat PLC (United Kingdom)*	10,270	63,897
Kakaku.com, Inc. (Japan)	5,100	82,826
LinkedIn Corp. (Class A Stock)*	2,528	480,649
Mail.Ru Group Ltd. (Russia), GDR, RegS*	4,660	81,084
MercadoLibre, Inc. (Argentina)	1,697	154,529
MYOB Group Ltd. (Australia)*	21,869	52,036
NAVER Corp. (South Korea)	616	266,997
Net Element, Inc.*	1,254	201
Pandora Media, Inc.*	6,923	147,737
PChome Online, Inc. (Taiwan)	14,993	172,852
Rackspace Hosting, Inc.*	1,187	29,295
RetailMeNot, Inc.*	2,314	19,067
SINA Corp. (China)*	2,300	92,276
Tencent Holdings Ltd. (China)	100,300	1,690,716
Twitter, Inc.*	13,205	355,743
VeriSign, Inc.*	3,384	238,775
Yahoo! Japan Corp. (Japan)	97,500	371,181
Yahoo!, Inc.*	8,117	234,662
Youku Tudou, Inc. (China), ADR*(g)	4,100	72,283
Zillow Group, Inc. (Class A Stock)*	1,110	31,890
Zillow Group, Inc. (Class C Stock)*	1,470	39,690

		13,735,387

IT Services — 2.4%
Accenture PLC (Class A Stock)	8,745	859,284
Altran Technologies SA (France)	8,608	100,082
Amadeus IT Holding SA (Spain) (Class A Stock)	14,769	632,784
Atos SE (France)	5,038	387,255
Automatic Data Processing, Inc.	9,328	749,598
Black Knight Financial Services, Inc. (Class A Stock)*	1,620	52,731
Cognizant Technology Solutions Corp. (Class A Stock)*	1,552	97,171
CSG Systems International, Inc.	2,152	66,282
Fidelity National Information Services, Inc.	6,979	468,151
Fiserv, Inc.*	8,251	714,619
FleetCor Technologies, Inc.*	584	80,370

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Gartner, Inc.*	199	$16,702
Indra Sistemas SA (Spain)*	14,801	153,848
Infosys Ltd. (India), ADR	18,236	348,125
Jack Henry & Associates, Inc.	1,281	89,170
Luxoft Holding, Inc.*	1,959	123,985
MasterCard, Inc. (Class A Stock)	18,545	1,671,275
Optimal Payments PLC (Isle of Man)*	20,644	101,229
Travelsky Technology Ltd. (China) (Class H Stock)	98,000	123,947
VeriFone Systems, Inc.*	1,707	47,335
Visa, Inc. (Class A Stock)	52,853	3,681,740
WEX, Inc.*	660	57,314
Wirecard AG (Germany)	11,535	552,324
Xchanging PLC (United Kingdom)	51,340	82,907

		11,258,228

Leisure Products — 0.2%
Brunswick Corp.	1,555	74,469
Mattel, Inc.	26,277	553,394
Polaris Industries, Inc.	554	66,408
Rapala VMC OYJ (Finland)	4,996	27,075
Thule Group AB (The) (Sweden)	7,522	86,468

		807,814

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	38,406	1,318,478
Bio-Techne Corp.	813	75,170
Charles River Laboratories International, Inc.*	980	62,250
Eurofins Scientific (Luxembourg)	730	224,483
Illumina, Inc.*	1,359	238,939
Mettler-Toledo International, Inc.*	323	91,971
Tecan Group AG (Switzerland)	1,038	146,154
Thermo Fisher Scientific, Inc.	23,393	2,860,496

		5,017,941

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	3,410	101,060
Colfax Corp.*	1,579	47,228
Douglas Dynamics, Inc.	3,155	62,658
Flowserve Corp.	6,942	285,594
Fujitec Co. Ltd. (Japan)	15,100	131,926
GEA Group AG (Germany)	12,938	493,334
Graco, Inc.(a)	1,141	76,481
Illinois Tool Works, Inc.	6,575	541,188
Lincoln Electric Holdings, Inc.	1,405	73,664
Manitowoc Co., Inc. (The)	110	1,650
METAWATER Co. Ltd. (Japan)	6,600	166,775
Middleby Corp. (The)*	785	82,574
Nabtesco Corp. (Japan)	14,500	264,916
NORMA Group SE (Germany)	4,259	209,457
Obara Group, Inc. (Japan)	3,100	121,750
Oiles Corp. (Japan)	3,340	49,592
Oshkosh Corp.(a)	1,074	39,018
Pentair PLC (United Kingdom)	11,031	563,022
SFS Group AG (Switzerland)*	1,423	85,882
Snap-on, Inc.	556	83,923
Spirax-Sarco Engineering PLC (United Kingdom)	1,812	76,904
Stabilus SA (Luxembourg)*	3,694	133,293
Stanley Black & Decker, Inc.	1,741	168,842

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Sulzer AG (Switzerland)	5,471	$536,082
Trinity Industries, Inc.(a)	1,000	22,670
Vesuvius PLC (United Kingdom)	26,510	141,760
Volvo AB (Sweden) (Class B Stock)	25,931	248,397
WABCO Holdings, Inc.*	795	83,340
Wabtec Corp.	4,169	367,080

		5,260,060

Marine
Kirby Corp.*	646	40,020

Media — 2.1%
AH Belo Corp. (Class A Stock)	8,267	40,756
Aimia, Inc. (Canada)	27,500	240,689
Altice NV (Netherlands) (Class A Stock)*	11,313	236,707
Altice NV (Netherlands) (Class B Stock)*	4,137	92,292
Astro Malaysia Holdings Bhd (Malaysia)	371,700	238,305
BEC World PCL (Thailand)	105,100	92,663
Charter Communications, Inc. (Class A Stock)*(a)	205	36,049
Comcast Corp. (Class A Stock)	18,357	1,044,146
CTS Eventim AG & Co KGaA (Germany)	3,681	136,532
Daiichikosho Co. Ltd. (Japan)	3,400	120,511
DISH Network Corp. (Class A Stock)*	583	34,012
Eutelsat Communications SA (France)	6,125	187,861
Havas SA (France)	8,226	67,206
Huntsworth PLC (United Kingdom)	51,962	28,003
Kadokawa Dwango (Japan)	3,200	42,484
Liberty Global PLC (United Kingdom) (Class A Stock)*	10,687	458,900
Liberty Global PLC (United Kingdom) (Class C Stock)*	15,539	637,410
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	5,096	174,487
Liberty Media Corp. (Class A Stock)*	1,316	47,008
Liberty Media Corp. (Class C Stock)*	1,842	63,475
Major Cineplex Group PCL (Thailand)	157,300	138,686
Multiplus SA (Brazil)	23,950	194,826
Omnicom Group, Inc.	11,455	754,885
Sirius XM Holdings, Inc.*	16,464	61,575
Sky PLC (United Kingdom)	62,997	996,675
Surya Citra Media Tbk PT (Indonesia)	289,700	54,475
Tele Columbus AG (Germany)*	5,326	66,655
Time Warner, Inc.	8,739	600,806
Twenty-First Century Fox, Inc. (Class A Stock)	9,776	263,756
Viacom, Inc. (Class B Stock)	1,100	47,465
Walt Disney Co. (The)	15,027	1,535,759
WPP PLC (United Kingdom)	46,818	974,702

		9,709,761

Metals & Mining — 0.3%
Acerinox SA (Spain)	23,306	208,384
MMC Norilsk Nickel PJSC (Russia), ADR	33,265	477,186
Reliance Steel & Aluminum Co.	985	53,200
Rio Tinto PLC (United Kingdom)	2,220	74,488
Royal Gold, Inc.	774	36,363
Sims Metal Management Ltd.	30,243	205,059
South32 Ltd. (Australia)*	229,008	221,358
UACJ Corp. (Japan)	53,000	84,958

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
United States Steel Corp.	1,610	$16,776

		1,377,772

Multiline Retail — 0.3%
Burlington Stores, Inc.*	1,502	76,662
Dollar General Corp.	6,366	461,153
Lojas Renner SA (Brazil)	48,000	224,472
Marks & Spencer Group PLC (United Kingdom)	80,736	612,847
Seria Co. Ltd. (Japan)	1,900	93,757

		1,468,891

Multi-Utilities — 0.4%
Black Hills Corp.	1,725	71,311
CenterPoint Energy, Inc.	15,502	279,656
PG&E Corp.	24,423	1,289,534
Sempra Energy	3,426	331,363

		1,971,864

Oil, Gas & Consumable Fuels — 1.9%
Alon USA Energy, Inc.	1,804	32,598
Apache Corp.	3,553	139,135
BG Group PLC (United Kingdom)	26,263	378,866
Canadian Natural Resources Ltd. (Canada), (NYSE)	19,080	371,106
Canadian Natural Resources Ltd. (Canada), (TSX)	19,900	387,562
Cheniere Energy, Inc.*	330	15,939
Cimarex Energy Co.	3,462	354,786
Concho Resources, Inc.*	3,942	387,499
Continental Resources, Inc.*	192	5,562
Diamondback Energy, Inc.*	827	53,424
Energen Corp.	1,136	56,641
EOG Resources, Inc.	2,100	152,880
EQT Corp.	7,398	479,168
Exxon Mobil Corp.	13,702	1,018,744
Gulfport Energy Corp.*	1,316	39,059
Hollyfrontier Corp.	554	27,057
INPEX Corp. (Japan)	65,300	583,830
Kosmos Energy LLC*	4,066	22,688
Oasis Petroleum, Inc.*	1,466	12,725
Occidental Petroleum Corp.	20,051	1,326,374
Ophir Energy PLC (United Kingdom)*	23,136	31,532
Origin Energy Ltd. (Australia)	61,945	271,036
Phillips 66	4,863	373,673
Pioneer Natural Resources Co.	2,568	312,372
Renewable Energy Group, Inc.*	3,871	32,052
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	18,536	438,287
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	18,514	879,045
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	3,230	30,521
SM Energy Co.(a)	871	27,907
Spectra Energy Corp.	14,405	378,419
Suncor Energy, Inc. (Canada)	7,720	206,278
Syntroleum Corp.*(g)	2,999	—
W&T Offshore, Inc.	5,238	15,714

		8,842,479

Packaging & Containers
Packaging Corp. of America	1,372	82,540

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.1%
TFS Corp. Ltd. (Australia)	80,167	$86,060
West Fraser Timber Co. Ltd. (Canada)	9,000	285,950

		372,010

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,177	175,640
Nu Skin Enterprises, Inc. (Class A Stock)	767	31,662
Pola Orbis Holdings, Inc. (Japan)	1,900	118,160

		325,462

Pharmaceuticals — 4.4%
AbbVie, Inc.	619	33,680
Allergan PLC*	10,191	2,770,016
Aspen Pharmacare Holdings Ltd. (South Africa)*	12,202	259,628
Astellas Pharma, Inc. (Japan)	38,300	495,758
Bayer AG (Germany)	3,556	456,232
Bristol-Myers Squibb Co.	5,766	341,347
CSPC Pharmaceutical Group Ltd. (China)	110,000	96,852
Daiichi Sankyo Co. Ltd. (Japan)	28,300	491,060
Eli Lilly & Co.	4,229	353,925
GlaxoSmithKline PLC (United Kingdom), ADR	17,278	664,339
Johnson & Johnson	8,431	787,034
Laboratorios Farmaceuticos Rovi SA (Spain)	7,255	107,577
Mallinckrodt PLC*	243	15,537
Merck & Co., Inc.	19,515	963,846
Mylan NV*	18,949	762,887
Novartis AG (Switzerland)	19,654	1,806,436
Otsuka Holdings Co. Ltd. (Japan)	9,900	316,122
Pacira Pharmaceuticals, Inc.*(a)	1,934	79,487
Perrigo Co. PLC	2,639	415,036
Pfizer, Inc.	138,901	4,362,880
Roche Holding AG (Switzerland)	5,106	1,355,498
Shire PLC (Ireland)	6,519	445,650
Shire PLC (Ireland), ADR	204	41,867
Sino Biopharmaceutical Ltd. (Hong Kong)	96,000	118,883
Supernus Pharmaceuticals, Inc.*	3,050	42,791
Teva Pharmaceutical Industries Ltd. (Israel), ADR	15,600	880,776
TherapeuticsMD, Inc.*	1,155	6,768
Theravance Biopharma, Inc. (Cayman Islands)*	1,290	14,177
Theravance, Inc.(a)	2,734	19,630
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	64,000	87,489
Valeant Pharmaceuticals International, Inc., (NYSE)*	4,703	838,921
Valeant Pharmaceuticals International, Inc., (TSX)*	2,494	445,164
Zoetis, Inc.	9,576	394,340

		20,271,633

Professional Services — 0.9%
Capita PLC (United Kingdom)	50,820	922,990
CBIZ, Inc.*	6,851	67,277
DKSH Holding AG (Switzerland)*	2,299	145,854
DLH Holdings Corp.*	8,330	23,657
Equifax, Inc.	7,152	695,031

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Exova Group PLC (United Kingdom)	44,509	$120,711
Experian PLC (Ireland)	61,253	983,307
Hays PLC (United Kingdom)	58,442	135,843
IHS, Inc. (Class A Stock)*	1,124	130,384
ManpowerGroup, Inc.	931	76,240
SAI Global Ltd. (Australia)	16,949	54,274
SGS SA (Switzerland)	118	206,193
Temp Holdings Co. Ltd. (Japan)	3,600	164,506
Towers Watson & Co. (Class A Stock)	770	90,383
Veda Group Ltd. (Australia)	40,099	75,579
Verisk Analytics, Inc.*	1,509	111,530
YouGov PLC (United Kingdom)(g)	51,383	89,777

		4,093,536

Real Estate Investment Trusts (REITs) — 4.7%
Acadia Realty Trust	10,791	324,485
Alexandria Real Estate Equities, Inc.	1,894	160,365
American Campus Communities, Inc.	5,424	196,566
American Capital Agency Corp.	2,630	49,181
American Capital Mortgage Investment Corp.	3,284	48,406
American Residential Properties, Inc.	3,728	64,383
American Tower Corp.	14,516	1,277,118
Annaly Capital Management, Inc.	5,531	54,591
Apollo Commercial Real Estate Finance, Inc.	3,755	58,991
Ashford Hospitality Prime, Inc.	3,518	49,358
Ashford Hospitality Trust, Inc.	440	2,684
AvalonBay Communities, Inc.	5,697	995,950
Axiare Patrimonio SOCIMI SA (Spain)	16,827	229,720
Boston Properties, Inc.	4,442	525,933
Camden Property Trust	6,144	454,042
Cherry Hill Mortgage Investment Corp.	3,900	59,397
Concentradora Fibra Danhos SA de CV (Mexico)	23,800	50,233
Crown Castle International Corp.	11,801	930,745
CYS Investments, Inc.	7,759	56,330
DCT Industrial Trust, Inc.	10,056	338,485
Digital Realty Trust, Inc.	7,787	508,647
Douglas Emmett, Inc.	17,098	491,055
EastGroup Properties, Inc.	3,034	164,382
Education Realty Trust, Inc.	2,121	69,887
Ellington Residential Mortgage REIT	4,522	54,942
Equity Residential	10,076	756,909
Essex Property Trust, Inc.	3,557	794,705
Federal Realty Investment Trust	5,629	768,077
Fibra Uno Administracion SA de CV (Mexico)	93,100	192,259
First Potomac Realty Trust	6,397	70,367
Gecina SA (France)	4,492	547,808
General Growth Properties, Inc.	47,645	1,237,341
Healthcare Realty Trust, Inc.	11,786	292,882
Highwoods Properties, Inc.	7,457	288,959
Host Hotels & Resorts, Inc.	13,572	214,573
Independence Realty Trust, Inc.	551	3,973
Investors Real Estate Trust	9,707	75,132
Invincible Investment Corp. (Japan)*	205	114,322
Iron Mountain, Inc.	11,496	356,606
Kilroy Realty Corp.	6,006	391,351
Kimco Realty Corp.	17,274	422,004
Macerich Co. (The)	7,954	611,026

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
NorthStar Realty Finance Corp.	3,557	$43,929
Pebblebrook Hotel Trust	6,250	221,563
Plum Creek Timber Co., Inc.	4,353	171,987
Post Properties, Inc.	944	55,026
Power REIT*	392	1,670
ProLogis, Inc.	17,245	670,831
PS Business Parks, Inc.	3,188	253,063
Public Storage	3,752	794,036
Ramco-Gershenson Properties Trust	4,307	64,648
Rayonier, Inc.	3,230	71,286
Redwood Trust, Inc.	3,415	47,264
Regency Centers Corp.	9,148	568,548
RLJ Lodging Trust	9,124	230,563
Select Income REIT	2,437	46,327
Simon Property Group, Inc.	8,414	1,545,820
SL Green Realty Corp.	5,270	570,003
STAG Industrial, Inc.	3,668	66,794
Sunstone Hotel Investors, Inc.	7,900	104,517
Taubman Centers, Inc.	3,126	215,944
Terreno Realty Corp.	7,664	150,521
Urban Edge Properties	11,184	241,463
VEREIT, Inc.	1,579	12,190
Vornado Realty Trust	5,518	498,938
Weingarten Realty Investors	10,276	340,238
Weyerhaeuser Co.	18,780	513,445
ZAIS Financial Corp.	4,008	53,707

		21,908,491

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	2,820	96,811
BR Malls Participacoes SA (Brazil)	67,200	177,980
Brasil Brokers Participacoes SA (Brazil)	52,100	23,129
Central Pattana PCL (Thailand)	36,900	45,496
Cheung Kong Property Holdings Ltd. (Hong Kong)	91,612	671,179
China Overseas Land & Investment Ltd. (China)	170,000	516,865
Hongkong Land Holdings Ltd. (Hong Kong)	42,100	278,281
Iguatemi Empresa de Shopping Centers SA (Brazil)	5,700	29,244
Jones Lang LaSalle, Inc.	586	84,249
Kerry Properties Ltd. (Hong Kong)	51,000	140,026
PSP Swiss Property AG (Switzerland)*	3,818	313,881
Realogy Holdings Corp.*	2,124	79,926
Soho China Ltd. (China)	185,000	72,134
Sun Hung Kai Properties Ltd. (Hong Kong)	33,250	433,690
Tokyo Tatemono Co. Ltd. (Japan)	5,500	65,577

		3,028,468

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	2,478	355,766
Canadian Pacific Railway Ltd. (Canada)	2,333	334,854
ComfortDelGro Corp. Ltd. (Singapore)	177,900	359,390
Hertz Global Holdings, Inc.*	2,719	45,489
J.B. Hunt Transport Services, Inc.	1,193	85,180
Kansas City Southern	1,633	148,407
Norfolk Southern Corp.	1,321	100,924
Old Dominion Freight Line, Inc.*	266	16,226
Union Pacific Corp.	1,999	176,732
Werner Enterprises, Inc.	2,634	66,113

		1,689,081

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	14,809	$25,471
Aixtron SE (Germany)*	14,829	90,032
Amkor Technology, Inc.*	633	2,842
ARM Holdings PLC (United Kingdom)	27,979	401,979
ASML Holding NV (Netherlands)	5,385	473,360
Atmel Corp.	7,330	59,153
Cree, Inc.*	1,874	45,407
Cypress Semiconductor Corp.*	5,729	48,811
Eo Technics Co. Ltd. (South Korea)	1,115	103,830
IQE PLC (United Kingdom)*	361,434	135,322
LEENO Industrial, Inc. (South Korea)	8	298
Microchip Technology, Inc.	5,115	220,405
Micron Technology, Inc.*	70,360	1,053,993
NXP Semiconductor NV (Netherlands)*	4,865	423,596
OmniVision Technologies, Inc.*	2,480	65,125
SK Hynix, Inc. (South Korea)	8,411	239,886
STR Holdings, Inc.	5,407	2,055
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	294,000	1,178,257
Texas Instruments, Inc.	31,510	1,560,375
Xilinx, Inc.	6,232	264,237

		6,394,434

Software — 1.9%
ANSYS, Inc.*	1,028	90,608
Aspen Technology, Inc.*	268	10,160
Autodesk, Inc.*	2,986	131,802
CA, Inc.	33,991	927,954
CDK Global, Inc.	1,830	87,437
Computer Modelling Group Ltd. (Canada)	3,792	32,194
Descartes Systems Group, Inc. (The) (Canada)*	3,800	67,315
Electronic Arts, Inc.*	2,524	171,001
Finjan Holdings, Inc.*	14,150	23,347
Guidewire Software, Inc.*	1,191	62,623
Manhattan Associates, Inc.*	1,393	86,784
Microsoft Corp.	104,727	4,635,217
Mobileye NV (Israel)*	1,613	73,359
NetSuite, Inc.*	225	18,877
Nuance Communications, Inc.*	3,775	61,797
Playtech PLC (United Kingdom)	17,336	217,685
PTC, Inc.*	1,803	57,227
Red Hat, Inc.*	4,075	292,911
salesforce.com, Inc.*	13,786	957,162
ServiceNow, Inc.*	6,998	486,011
Splunk, Inc.*	2,247	124,371
Synopsys, Inc.*	1,901	87,788
Totvs SA (Brazil)	3,058	22,624
WANdisco PLC (United Kingdom)*	9,619	18,553
Workday, Inc. (Class A Stock)*	3,187	219,457
Zynga, Inc. (Class A Stock)*	9,816	22,380

		8,986,644

Specialty Retail — 1.8%
Aeropostale, Inc.*	9,190	5,698
AutoZone, Inc.*	387	280,122
Byggmax Group AB (Sweden)	9,113	81,276
CarMax, Inc.*	6,128	363,513
Dick’s Sporting Goods, Inc.	1,328	65,882
Dufry AG (Switzerland)*	2,970	347,765
Foot Locker, Inc.	1,208	86,940

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Francesca’s Holdings Corp.*	1,359	$16,621
GNC Holdings, Inc. (Class A Stock)	1,434	57,962
Hikari Tsushin, Inc. (Japan)	4,700	328,965
Home Depot, Inc. (The)	12,313	1,422,028
Jin Co. Ltd. (Japan)	1,200	56,352
L Brands, Inc.	7,205	649,387
Lowe’s Cos., Inc.	22,599	1,557,523
Office Depot, Inc.*	6,242	40,074
O’Reilly Automotive, Inc.*	2,346	586,500
Pets At Home Group PLC (United Kingdom)	28,815	120,313
Restoration Hardware Holdings, Inc.*	462	43,109
Ross Stores, Inc.	21,582	1,046,080
Tiffany & Co.	657	50,734
Tractor Supply Co.	7,613	641,928
Ulta Salon Cosmetics & Fragrance, Inc.*	628	102,584
VT Holdings Co. Ltd. (Japan)	23,000	138,445
World Duty Free SpA (Italy)*	8,103	92,669
XXL ASA (Norway)	14,081	137,167
Yellow Hat Ltd. (Japan)	3,800	82,349

		8,401,986

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.*	126	1,455
Apple, Inc.	19,215	2,119,415
NCR Corp.*	1,734	39,449
Seagate Technology PLC(a)	6,633	297,158
Xaar PLC (United Kingdom)	9,607	81,312

		2,538,789

Textiles, Apparel & Luxury Goods — 0.9%
Burberry Group PLC (United Kingdom)	12,793	265,181
Cie Financiere Richemont SA (Switzerland)	7,416	577,046
Hanesbrands, Inc.	12,548	363,139
Kate Spade & Co.*	6,954	132,891
Kering (France)	1,359	222,462
Luthai Textile Co. Ltd. (China) (Class B Stock)	105,702	130,660
Moncler SpA (Italy)	22,917	410,391
NIKE, Inc. (Class B Stock)	8,194	1,007,616
Pacific Textile Holdings Ltd. (Hong Kong)	124,000	168,793
PVH Corp.	611	62,285
Samsonite International SA	122,100	397,807
Ted Baker PLC (United Kingdom)	3,990	193,688
Tumi Holdings, Inc.*	2,601	45,830
VF Corp.	480	32,741

		4,010,530

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	5,096	92,034
Ocwen Financial Corp.*	1,818	12,199
Radian Group, Inc.	4,280	68,095
Severn Bancorp, Inc.*	726	3,485
Waterstone Financial, Inc.	5,060	68,209

		244,022

Tobacco — 1.0%
Imperial Tobacco Group PLC (United Kingdom)	10,231	528,929
Japan Tobacco, Inc. (Japan)	39,700	1,231,502
KT&G Corp. (South Korea)	6,178	581,158

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	31,153	$2,471,367

		4,812,956

Trading Companies & Distributors — 0.5%
AeroCentury Corp.*	2,270	23,154
Brenntag AG (Germany)	9,604	518,175
Fastenal Co.	2,036	74,538
Huttig Building Products, Inc.*	10,200	32,028
IMCD Group NV (Netherlands)	3,536	121,814
Indutrade AB (Sweden)	1,294	59,174
Rexel SA (France)	25,080	308,750
Sumitomo Corp. (Japan)	134,800	1,303,572

		2,441,205

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	22,875	485,865
Water Utilities
American States Water Co.	1,855	76,797
California Water Service Group	2,980	65,918

		142,715

Wireless Telecommunication Services — 0.7%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	1,034,600	281,778
SBA Communications Corp. (Class A Stock)*	934	97,827
SoftBank Group Corp. (Japan)	23,300	1,077,388
Tim Participacoes SA (Brazil), ADR	23,845	225,335
T-Mobile US, Inc.*	20,065	798,788
Vodafone Group PLC (United Kingdom), ADR	21,246	674,348

		3,155,464

TOTAL COMMON STOCKS (cost $368,684,135)		353,079,105

PREFERRED STOCKS — 0.1%
Automobiles
Volkswagen AG (Germany) (PRFC),	1,595	175,208

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC),	37,122	246,544
Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC),	699	166,094

TOTAL PREFERRED STOCKS (cost $861,871)		587,846

UNAFFILIATED MUTUAL FUND
CPN Retail Growth Leasehold Property Fund(g) (cost $67,292)	132,700	62,937

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,773

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	$15,029
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	38	38,221
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	100,939
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,087
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	14,987
Series 2014-B, Class A4
1.610%	05/17/21	30	30,146
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	189	190,677
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	77	78,183
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	221,273
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	200,565
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	3	3,275
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	15,008
Series 2014-B, Class A4
1.100%	11/15/17	20	20,015
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	15,011
Series 2014-4, Class A1
1.400%	08/15/19	100	100,195
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	15	14,994
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	20	19,996
Series 2014-B, Class A3
1.070%	11/15/18	100	100,079
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	225	225,250
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	10/20/24	79	78,668
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	52	52,541

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Sierra Timeshare Receivables Funding LLC,
Series 2014-3A, Class A, 144A
2.300%	10/20/31	61	$61,234
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	14,929
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	99,000
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A
1.610%	11/15/20	145	145,515
Series 2015-2, Class A
1.600%	04/15/21	200	200,716
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	40,081
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	150	151,332

TOTAL ASSET-BACKED SECURITIES (cost $2,354,273)			2,363,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class A4
5.537%	10/12/41	44	45,456
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	11	11,282
Series 2014-GC21, Class AS
4.026%	05/10/47	50	52,283
Series 2014-GC23, Class A1
1.392%	07/10/47	25	24,648
Series 2014-GC25, Class A1
1.485%	10/10/47	13	13,300
Series 2015-GC27, Class A5
3.137%	02/10/48	235	234,195
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	41,423
Series 2014-CR15, Class A1
1.218%	02/10/47	11	11,099
Series 2014-CR20, Class A1
1.324%	11/10/47	34	33,892
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	21,350
Series 2014-UBS2, Class A1
1.298%	03/10/47	12	11,824
Series 2014-UBS4, Class A1
1.309%	08/10/47	12	12,127
Series 2014-UBS4, Class C
4.781%(c)	08/10/47	240	232,340
Series 2014-UBS5, Class A1
1.373%	09/10/47	79	79,364
Series 2015-LC21, Class A4
3.708%	07/10/48	260	271,605

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K025, Class A1
1.583%	04/25/22		65	$65,918
1.875%	04/25/22		18	18,296
Series K716, Class A1
2.413%	01/25/21	(g)	64	66,433
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1
1.099%(c)	10/25/27		241	239,498
Series 2015-HQ2, Class M1
1.299%(c)	05/25/25		244	242,895
FREMF Mortgage Trust,
Series 2014-K41, Class B
3.830%(c)	10/25/24		115	113,758
Series 2015-K43, Class B
3.863%(c)	02/25/48		125	128,057
Series 2015-K45, Class B
3.714%(c)	02/25/25		45	42,389
Series 2015-K718, Class B
3.669%(c)	02/25/22		120	119,441
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47		245	255,560
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		29	29,186
Series 2014-GC22, Class A1
1.290%	06/10/47		12	12,145
Series 2014-GC24, Class A1
1.509%	09/10/47		202	202,277
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47		30	31,968
Series 2014-C22, Class A1
1.451%	09/15/47		21	21,044
Series 2014-C23, Class A1
1.650%	09/15/47		44	44,133
Series 2014-C24, Class A1
1.539%	11/15/47		13	13,346
Series 2015-C31, Class A3
3.802%	08/15/48		150	157,819
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47		14	14,812
Series 2007-CB19, Class A4
5.884%(c)	02/12/49		15	15,640
Series 2014-C20, Class A1
1.268%	07/15/47		16	15,511
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47		8	8,159
Series 2014-C17, Class B
4.464%(c)	08/15/47		60	62,485
Series 2014-C18, Class A1
1.686%	10/15/47		89	89,746
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/26/55		110	109,958

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	15	$15,423
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	49	48,593
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,456
Series 2014-C21, Class A1
1.413%	08/15/47	38	37,714
Series 2014-C22, Class A1
1.475%	09/15/57	38	38,364

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,422,123)			3,399,212

CONVERTIBLE BOND
Real Estate
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	131	146,638

(cost $147,740)
CORPORATE OBLIGATIONS — 4.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,123
4.000%	03/15/22	120	121,011
4.200%	04/15/24	35	35,148
Omnicom Group, Inc.,
Gtd. Notes
3.650%	11/01/24	125	122,748
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	84,703

			413,733

Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	39,162

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	45	43,685
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	199,883
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	85,914

			329,482

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	92	91,639

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	140	$137,270
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	12/17/19	26	29,504
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	12/17/19	150	150,750
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	63,221
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	25	25,000
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	10	10,025

			507,409

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	200	200,567
2.145%	01/09/18	200	199,319
2.240%	06/15/18	200	199,417
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	60,484
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	90	89,231
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	100	101,137
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	15,138

			865,293

Auto Parts & Equipment
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,211

Banks — 1.3%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	90	89,997
2.350%	09/10/19	50	50,607
ABN AMRO Bank NV (Niger),
Sub. Notes, 144A
4.750%	07/28/25	200	198,420
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	115	116,298
3.875%	03/22/17	90	92,979
4.100%	07/24/23	35	36,365
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	26,135

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sub. Notes
3.950%	04/21/25		300	$291,851
Sub. Notes, MTN
4.200%	08/26/24		10	9,993
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17		50	50,169
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19		100	100,992
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17		100	100,111
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		200	190,949
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		15	15,006
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		200	203,277
Capital One NA,
Sr. Unsec’d. Notes
2.350%	08/17/18		250	250,696
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18		95	94,908
1.850%	11/24/17		100	100,234
2.150%	07/30/18		65	65,322
3.375%	03/01/23		55	55,263
5.875%	01/30/42		25	29,073
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19		100	110,551
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
1.375%	05/26/17		250	249,772
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24		30	30,868
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18		200	205,190
Sub. Notes
6.750%	10/01/37		180	214,725
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36		100	118,253
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18		175	173,917
2.750%	06/23/20	(a)	125	126,070
Sub. Notes
3.375%	05/01/23		75	73,295
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		200	202,299
Gtd. Notes, 144A

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
6.500%	09/14/20	100	$115,340
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	15,044
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	75,442
4.300%	01/27/45	45	42,767
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	120	120,013
Sub. Notes
3.950%	04/23/27	110	105,939
5.000%	11/24/25	155	164,800
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,567
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	35	36,041
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	251,001
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	45	45,549
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	250	249,158
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	200,448
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, MTN
1.950%	07/23/18	250	251,209
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,557
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18	195	195,346
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,183
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	75	84,545
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	75	74,431
3.500%	03/08/22	70	72,361

			5,899,326

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	25	25,208
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	110	112,661

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)

			$137,869

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	60,473
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	10,122
4.625%	05/15/44	185	175,524
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	55,431

			301,550

Building Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	22,641

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	81	86,835
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	99,500

			186,335

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	29,655
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,569
3.850%	11/15/24	10	10,152
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	75	72,009
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	200	199,154
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	30	31,763
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	77,504
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	34,255

			480,061

Computers
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	30	29,860
Hewlett Packard Enterprise Co,
Gtd. Notes, 144A

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Computers (cont’d.)
2.450%	10/05/17	170	$169,905

			199,765

Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,802
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,444
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	16,924
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	72,634
General Electric Capital Corp.,
Gtd. Notes
1.625%	04/02/18	210	211,103
Gtd. Notes, MTN
3.150%	09/07/22	42	43,274
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	47,239

			476,420

Electric — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	60	54,287
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	33,889
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	25,961
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	27,492
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	110,678
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	365	364,356
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	26,553
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	100	102,154
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	20,002
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	35,489
Southern Co. (The),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
1.300%	08/15/17	75	$74,698
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	34,837
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	55,019
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	150,680

			1,116,095

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	85,932
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,339
4.000%	04/01/25	25	24,492
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	25	27,839
Keysight Technologies, Inc.,
Gtd. Notes, 144A
3.300%	10/30/19	100	100,378
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	20,110

			289,090

Engineering & Construction
SBA Tower Trust,
Sr. Sec’d. Notes, 144A
2.898%	10/15/44	160	160,510

Environmental Control
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	27,925

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
2.800%	07/02/20	140	140,917
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	70	74,184

			215,101

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	18,360
4.800%	06/15/44	25	23,151
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	87,144

			128,655

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products
Danaher Corp.,
Sr. Unsec’d. Notes

2.400%	09/15/20	40	$40,372

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,026
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	175,033
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	53,937
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	125	117,189
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,965
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	68,400
NYU Hospitals Center,
Unsec’d. Notes
4.784%	07/01/44	135	137,190
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	188,210
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	40,371
4.750%	07/15/45	110	116,118

			997,439

Holding Companies-Diversified
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,228

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,023
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/25	200	191,952
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	15,087
4.125%	02/15/24	50	52,529
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	73,448
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	25,168
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	$145,850
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	75,864
3.500%	06/03/24	25	24,954
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,058
3.400%	05/15/25	120	118,061
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	72,009

			911,200

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	150	153,544
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	197,904
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	75	74,546
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	200	203,338

			629,332

Iron/Steel
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	25	22,049
6.875%	11/21/36	25	19,627

			41,676

Machinery-Construction & Mining
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	50	49,989

Machinery-Diversified
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	25	24,672

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	25	27,027
4.750%	09/15/44	160	157,501
5.650%	08/15/20	30	34,301
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	150	150,079
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	38,334

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	25	$25,330
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	28,262
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	28,219
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	25	25,937
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	201,255
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,991
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	10	10,200
5.000%	02/01/20	35	37,553
6.550%	05/01/37	35	34,390
6.750%	07/01/18	15	16,691
6.750%	06/15/39	30	30,007
8.250%	04/01/19	35	40,785
8.750%	02/14/19	10	11,744

			907,606

Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/14/25	200	160,157
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,136
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	49,416
3.625%	06/09/21	35	33,724
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	100	97,540
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	35	34,944
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	45	36,533

			462,450

Office/Business Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20	90	87,059
2.950%	03/15/17	25	25,427

			112,486

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	$24,962
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,597
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	190,329
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,680
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	92,675
4.250%	09/18/18	50	50,500
5.875%	05/28/45	45	34,313
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	14,567
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	200	182,470
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	01/20/20	100	74,595
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	137,025
5.500%	06/27/44	100	80,250
Gtd. Notes, 144A
3.500%	07/23/20	90	87,341
Phillips 66,
Gtd. Notes
4.650%	11/15/34	100	97,345
Southwestern Energy Co.,
Sr. Unsec’d. Notes
3.300%	01/23/18	10	9,826
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	99,143
Transocean, Inc.,
Gtd. Notes
6.875%	12/15/21	75	55,944

			1,305,562

Oil & Gas Services — 0.1%
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	49,669
SESI LLC,
Gtd. Notes
6.375%	05/01/19	160	159,400

			209,069

Packaging & Containers
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	29,749

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	150	$144,796
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	133,453
Baxalta, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	06/22/18	25	24,925
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	9,981
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	35	32,783

			345,938

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	60	55,576
Columbia Pipeline Group, Inc.,
Gtd. Notes, 144A
3.300%	06/01/20	90	90,268
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	25	20,234
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	32,117
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,707
4.150%	06/01/25	130	119,250
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	82,159
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	48,551
Kinder Morgan Inc.,
Gtd. Notes
2.000%	12/01/17	45	44,674
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	44,904
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	25	19,823

			582,263

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	50,265
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	201,923

			252,188

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	50	$50,452
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,605
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	96,785
4.375%	10/01/25	40	40,364
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	100,620

			323,826

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	150	161,243
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	25	25,499
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	54,027
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	85	82,358
Walgreens Boots Alliance, Inc.,
Gtd. Notes
1.750%	11/17/17	35	35,130

			358,257

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25	200	204,514

Software
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	34,710

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	50	49,768
3.000%	06/30/22	100	97,560
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	25	24,375
3.663%	05/15/25	50	48,738
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,156
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	145	135,968
6.350%	04/01/19	25	28,485

			400,050

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	$198,068
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,203
Kansas City Southern Railway Co. (The),
Gtd. Notes
4.300%	05/15/43	80	73,888

			297,159

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,868
2.600%	03/30/20	15	14,796
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,856
3.200%	07/15/20	150	151,694

			221,214

TOTAL CORPORATE OBLIGATIONS (cost $21,138,346)			20,762,582

FOREIGN GOVERNMENT BONDS — 0.4%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	193,800
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	71,400
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	165	174,487
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, 144A
1.750%	08/26/20	200	201,301
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,907
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	50	51,765
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	15,030
3.000%	07/16/18	150	157,184
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	103,433
Unsec’d. Notes
3.500%	07/29/20	25	26,957
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	221,000
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	102,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	200	$206,494
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	53,937
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	106,295

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,724,921)			1,710,167

MUNICIPAL BONDS — 0.1%
California
University of California,
Revenue Bonds
4.131%	05/15/45	15	14,524

Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	10	11,677

New York
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	53,257

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	153,835

TOTAL MUNICIPAL BONDS (cost $228,885)			233,293

RESIDENTIAL MORTGAGE-BACKED SECURITIES
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
1.699%(c)	02/25/25	11	11,512
Series 2015-C01, Class 2M1
1.699%(c)	02/25/25	4	4,231

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,712)			15,743

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 4.4%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	518	528,251
2.500%	05/01/28	30	31,378
3.000%	01/01/27-08/01/43	413	422,945
3.500%	08/01/26-12/01/42	240	251,493
3.500%	TBA	170	176,880
4.000%	07/01/25-03/01/45	632	674,258
4.500%	05/01/40-10/01/44	307	333,218
4.500%	TBA	195	211,027
5.000%	07/01/35-09/01/39	86	95,283
5.500%	06/01/36	87	96,585
6.000%	08/01/34-01/01/38	66	75,039
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,795

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.000%	07/01/28	30	$29,658
2.500%	09/01/27-02/01/43	578	591,017
3.000%	02/01/27-05/01/43	910	936,183
3.000%	TBA	340	344,569
3.000%	TBA	180	182,419
3.500%	01/01/26-09/01/45	3,361	3,518,747
3.500%	TBA	445	464,205
4.000%	07/01/25-09/01/45	1,104	1,181,355
4.000%	TBA	1,785	1,904,024
4.000%	TBA	335	357,338
4.500%	08/01/24-04/01/44	606	658,785
4.500%	TBA	545	590,278
4.500%	TBA	165	178,862
5.000%	04/01/19-07/01/42	501	552,633
5.000%	TBA	125	137,727
5.500%	04/01/34-08/01/37	331	372,848
5.500%	TBA	135	150,791
6.000%	02/01/34-01/01/40	385	438,588
6.500%	11/01/36	31	36,071
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43	66	64,965
3.000%	12/20/42-07/20/45	484	495,134
3.500%	01/15/42-08/20/45	1,375	1,443,444
3.500%	TBA	965	1,011,101
4.000%	08/20/39-09/20/45	445	476,463
4.000%	TBA	295	314,296
4.500%	05/20/40-05/20/45	402	434,452
5.000%	05/20/33-11/20/44	352	387,228
5.500%	08/20/38	32	35,139

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,280,680)			20,450,472

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
2.500%	02/15/45	780	718,067
3.000%	11/15/44	60	61,270
3.125%	11/15/41	185	195,079
3.375%	05/15/44	690	757,293
4.500%	02/15/36	1,160	1,521,020
5.375%	02/15/31	150	208,176
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	430	412,358
U.S. Treasury Notes
0.875%	01/31/17	2,045	2,055,597
1.000%	09/30/16	430	432,604
1.250%	10/31/18	750	756,407
1.500%	05/31/19-05/31/20	1,145	1,157,256
1.625%	08/31/19	140	142,403
1.750%	09/30/19-10/31/20	1,730	1,758,341
2.000%	08/15/25	715	711,220
2.125%	02/29/16-05/15/25	1,885	1,900,564
2.500%	08/15/23	250	261,309
2.625%	08/15/20-11/15/20	2,465	2,607,527
2.750%	02/15/24	235	249,761

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.875%	08/15/45		520	$519,743
3.125%	05/15/19		385	412,331

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,764,507)				16,838,326

TOTAL LONG-TERM INVESTMENTS (cost $435,690,485)				419,650,040

			Shares
SHORT-TERM INVESTMENT — 11.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $50,891,623; includes $1,846,698 of cash collateral for securities on loan)(b)(w)			50,891,623	50,891,623

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.001%	01/07/16	(h)	2,000	1,999,966
0.115%	04/28/16		500	499,807

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,499,218)				2,499,773

TOTAL INVESTMENTS — 101.7% (cost $489,081,326)				473,041,436
Liabilities in excess of other assets — (1.7)%				(8,040,245)

NET ASSETS — 100.0%				$465,001,191

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,843,297; cash collateral of $1,846,698 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)

Long Positions:
5	2 Year U.S. Treasury Notes	Dec. 2015	$1,092,984	$1,095,156	$2,172
7	5 Year U.S. Treasury Notes	Dec. 2015	838,109	843,609	5,500
5	10 Year U.S. Treasury Notes	Dec. 2015	637,563	643,672	6,109
2	20 Year U.S. Treasury Bonds	Dec. 2015	309,625	314,688	5,063
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	316,438	320,813	4,375
134	Mini MSCI EAFE Index	Dec. 2015	11,453,010	11,051,650	(401,360)
54	Mini MSCI Emerging Markets Index	Dec. 2015	2,175,185	2,135,970	(39,215)
15	Russell 2000 Mini Index	Dec. 2015	1,737,840	1,643,850	(93,990)
232	S&P 500 E-Mini	Dec. 2015	22,685,215	22,140,920	(544,295)
18	S&P Mid Cap 400 E-Mini	Dec. 2015	2,538,785	2,453,220	(85,565)

					$(1,141,206)

(1)	U.S. Treasury securities with a market value of $1,965,906 have been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2015.

Credit Default Swap Agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.IG.25	12/20/20	1.000%	3,800	$26,847	$13,721	$(13,126)

U.S. Treasury security with a market value of $79,999 has been segregated with JPMorgan to cover requirements open for exchange-traded credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$255,574,674	$97,504,431	$—
Preferred Stocks	412,638	175,208	—
Unaffiliated Mutual Fund	—	62,937	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	2,363,719	—
Commercial Mortgage-Backed Securities	—	3,399,212	—
Convertible Bonds	—	146,638	—
Corporate Obligations	—	20,592,677	169,905
Foreign Government Bonds	—	1,710,167	—
Municipal Bonds	—	233,293	—
Residential Mortgage-Backed Securities	—	15,743	—
U.S. Government Agency Obligations	—	20,450,472	—
U.S. Treasury Obligations	—	19,338,099	—
Affiliated Money Market Mutual Fund	50,891,623	—	—
Other Financial Instruments*
Futures	(1,141,206)	—	—
Exchange-traded credit default swaps	—	(13,126)	—

Total	$305,737,729	$165,979,470	$169,905

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Credit contracts	$(13,126)
Equity contracts	(1,164,425)
Interest rate contracts	23,219

Total	$(1,154,332)

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Aerospace & Defense — 4.9%
Boeing Co. (The)	545,500	$71,433,225
Textron, Inc.	466,900	17,574,116

		89,007,341

Air Freight & Logistics — 1.0%
FedEx Corp.	126,300	18,184,674

Airlines — 2.7%
Alaska Air Group, Inc.	102,800	8,167,460
American Airlines Group, Inc.	902,100	35,028,543
United Continental Holdings, Inc.*	111,600	5,920,380

		49,116,383

Auto Components — 0.4%
BorgWarner, Inc.	158,800	6,604,492

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	77,700	19,300,680

Biotechnology — 9.9%
Alexion Pharmaceuticals, Inc.*	368,495	57,628,933
Biogen, Inc.*	47,700	13,919,337
BioMarin Pharmaceutical, Inc.*	102,500	10,795,300
Celgene Corp.*	299,716	32,420,280
Gilead Sciences, Inc.	278,100	27,306,639
Incyte Corp.*	102,700	11,330,891
Regeneron Pharmaceuticals, Inc.*	31,000	14,419,340
Vertex Pharmaceuticals, Inc.*	116,800	12,163,552

		179,984,272

Capital Markets — 4.6%
Morgan Stanley	1,533,400	48,302,100
State Street Corp.	334,600	22,488,466
TD Ameritrade Holding Corp.	422,100	13,439,664

		84,230,230

Chemicals — 0.2%
Sherwin-Williams Co. (The)	15,900	3,542,202

Communications Equipment — 0.4%
Palo Alto Networks, Inc.*	41,800	7,189,600

Construction Materials — 1.7%
Vulcan Materials Co.	337,300	30,087,160

Diversified Financial Services — 1.5%
Intercontinental Exchange, Inc.	112,900	26,530,371

Food Products — 0.5%
Keurig Green Mountain, Inc.	170,300	8,879,442

Health Care Equipment & Supplies — 2.6%
Becton, Dickinson and Co.	87,000	11,541,420
Intuitive Surgical, Inc.*	75,710	34,794,802

		46,336,222

Health Care Providers & Services — 6.9%
Anthem, Inc.	221,200	30,968,000
CIGNA Corp.	105,700	14,271,614
Humana, Inc.	102,700	18,383,300
McKesson Corp.	131,330	24,299,990
UnitedHealth Group, Inc.	313,000	36,311,130

		124,234,034

Hotels, Restaurants & Leisure — 5.4%
Chipotle Mexican Grill, Inc.*	23,100	16,637,775
Hilton Worldwide Holdings, Inc.	1,168,973	26,816,241

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International*	1,325,023	$24,446,674
Royal Caribbean Cruises Ltd.(a)	146,700	13,069,503
Starbucks Corp.	304,530	17,309,485

		98,279,678

Industrial Conglomerates — 3.8%
Danaher Corp.	802,000	68,338,420

Internet & Catalog Retail — 10.9%
Amazon.com, Inc.*	225,647	115,506,443
Netflix, Inc.*	55,800	5,761,908
Priceline Group, Inc. (The)*	61,600	76,190,576

		197,458,927

Internet Software & Services — 10.9%
Akamai Technologies, Inc.*(a)	96,500	6,664,290
Facebook, Inc. (Class A Stock)*	575,300	51,719,470
Google, Inc. (Class A Stock)*	104,560	66,747,967
Google, Inc. (Class C Stock)*	63,713	38,764,263
LinkedIn Corp. (Class A Stock)*	96,800	18,404,584
Tencent Holdings Ltd. (China), ADR	851,800	14,378,384

		196,678,958

IT Services — 4.3%
Visa, Inc. (Class A Stock)	1,109,600	77,294,736

Machinery — 1.6%
Flowserve Corp.	282,470	11,620,816
Wabtec Corp.	203,800	17,944,590

		29,565,406

Oil, Gas & Consumable Fuels — 1.5%
Cimarex Energy Co.	128,560	13,174,829
EQT Corp.	113,800	7,370,826
Pioneer Natural Resources Co.	49,100	5,972,524

		26,518,179

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	175,700	14,175,476

Pharmaceuticals — 6.7%
Allergan PLC*	165,653	45,026,142
Bristol-Myers Squibb Co.	302,500	17,908,000
Eli Lilly & Co.	238,300	19,943,327
Valeant Pharmaceuticals International, Inc.*	218,700	39,011,706

		121,889,175

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada)	102,000	14,644,140

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	44,800	3,941,504

Software — 7.2%
Microsoft Corp.	846,600	37,470,516
Mobileye NV*	163,900	7,454,172
NetSuite, Inc.*(a)	149,200	12,517,880
Red Hat, Inc.*	251,100	18,049,068
salesforce.com, Inc.*	481,100	33,402,773
ServiceNow, Inc.*(a)	219,900	15,272,055
Workday, Inc. (Class A Stock)*(a)	92,000	6,335,120

		130,501,584

Specialty Retail — 3.3%
CarMax, Inc.*(a)	185,100	10,980,132

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	398,100	$27,437,052
Tractor Supply Co.	246,600	20,793,312

		59,210,496

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	254,200	28,038,260

Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.	595,500	17,233,770
NIKE, Inc. (Class B Stock)	63,200	7,771,704

		25,005,474

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	324,300	12,910,383

TOTAL COMMON STOCKS (cost $1,502,508,916)		1,797,677,899

PREFERRED STOCK
Internet Software & Services
Living Social, CVT*(g) (cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS (cost $1,503,860,926)		1,797,679,657

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $43,644,913; includes $42,377,783 of cash collateral for securities on loan)(b)(w)	43,644,913	43,644,913

TOTAL INVESTMENTS — 101.8% (cost $1,547,505,839)		1,841,324,570
Liabilities in excess of other assets — (1.8)%		(32,745,938)

NET ASSETS — 100.0%		$1,808,578,632

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,662,014; cash collateral of $42,377,783 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$89,007,341	$ —	$ —
Air Freight & Logistics	18,184,674	—	—
Airlines	49,116,383	—	—
Auto Components	6,604,492	—	—
Automobiles	19,300,680	—	—
Biotechnology	179,984,272	—	—
Capital Markets	84,230,230	—	—
Chemicals	3,542,202	—	—
Communications Equipment	7,189,600	—	—
Construction Materials	30,087,160	—	—
Diversified Financial Services	26,530,371	—	—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Food Products	$8,879,442	$—	$—
Health Care Equipment & Supplies	46,336,222	—	—
Health Care Providers & Services	124,234,034	—	—
Hotels, Restaurants & Leisure	98,279,678	—	—
Industrial Conglomerates	68,338,420	—	—
Internet & Catalog Retail	197,458,927	—	—
Internet Software & Services	196,678,958	—	—
IT Services	77,294,736	—	—
Machinery	29,565,406	—	—
Oil, Gas & Consumable Fuels	26,518,179	—	—
Personal Products	14,175,476	—	—
Pharmaceuticals	121,889,175	—	—
Road & Rail	14,644,140	—	—
Semiconductors & Semiconductor Equipment	3,941,504	—	—
Software	130,501,584	—	—
Specialty Retail	59,210,496	—	—
Technology Hardware, Storage & Peripherals	28,038,260	—	—
Textiles, Apparel & Luxury Goods	25,005,474	—	—
Wireless Telecommunication Services	12,910,383	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Money Market Mutual Fund	43,644,913	—	—

Total	$1,841,322,812	$—	$1,758

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.4%
Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	60,000	$509,404

Automotive Retail — 0.5%
Murphy USA, Inc.*	42,000	2,307,900

Construction Materials — 2.4%
Martin Marietta Materials, Inc.	16,800	2,552,760
Vulcan Materials Co.	84,500	7,537,400

		10,090,160

Diversified Chemicals — 1.4%
Dow Chemical Co. (The)	50,900	2,158,160
E.I. du Pont de Nemours & Co.	73,700	3,552,340

		5,710,500

Diversified Metals & Mining — 3.6%
Antofagasta PLC (Chile)	234,296	1,774,715
Aurubis AG (Germany)	28,073	1,786,760
BHP Billiton Ltd. (Australia)	185,465	2,929,299
HudBay Minerals, Inc. (Canada)	322,700	1,192,140
South32 Ltd. (Australia)*	1,759,017	1,700,257
Southern Copper Corp. (Peru)(a)	215,300	5,752,816

		15,135,987

Electric Utilities — 1.3%
Edison International	15,200	958,664
FirstEnergy Corp.	105,300	3,296,943
PNM Resources, Inc.	41,000	1,150,050

		5,405,657

Fertilizers & Agricultural Chemicals — 4.2%
Agrium, Inc. (Canada)	57,200	5,119,400
CF Industries Holdings, Inc.	91,400	4,103,860
Monsanto Co.	27,600	2,355,384
Potash Corp. of Saskatchewan, Inc. (Canada)	90,500	1,859,775
Syngenta AG (Switzerland), ADR	67,600	4,311,528

		17,749,947

Forest Products — 0.3%
West Fraser Timber Co. Ltd. (Canada)	43,800	1,391,622

Gas Utilities — 2.3%
Atmos Energy Corp.	136,200	7,924,116
Infraestructura Energetica Nova SAB De CV (Mexico)(a)	387,400	1,585,817

		9,509,933

Gold — 1.5%
Franco-Nevada Corp. (Canada)	70,800	3,120,081
Randgold Resources Ltd. (United Kingdom)	58,002	3,417,764

		6,537,845

Industrial Gases — 4.0%
Air Products & Chemicals, Inc.	36,700	4,682,186
Airgas, Inc.	92,000	8,218,360
Praxair, Inc.	37,100	3,779,006

		16,679,552

Industrial Machinery — 5.6%
Aalberts Industries NV (Netherlands)	87,723	2,599,799
Flowserve Corp.	169,800	6,985,572
Pentair PLC (United Kingdom)	115,200	5,879,808
Sandvik AB (Sweden)	260,040	2,215,115

	Shares	Value
COMMON STOCKS (Continued)
Industrial Machinery (cont’d.)
Watts Water Technologies, Inc. (Class A Stock)	46,800	$2,471,976
Weir Group PLC (The) (United Kingdom)	107,146	1,900,918
Xylem, Inc.	46,900	1,540,665

		23,593,853

Integrated Oil & Gas — 11.8%
BG Group PLC (United Kingdom)	394,602	5,692,464
Eni SpA (Italy)	262,181	4,124,219
Exxon Mobil Corp.	162,708	12,097,340
Occidental Petroleum Corp.	175,700	11,622,555
Suncor Energy, Inc. (Canada)	166,600	4,451,552
Total SA (France)	258,221	11,615,585

		49,603,715

Metal & Glass Containers — 1.4%
Ball Corp.	59,300	3,688,460
Vidrala SA (Spain)	45,105	2,117,329

		5,805,789

Multi-Utilities — 3.7%
DTE Energy Co.	28,300	2,274,471
National Grid PLC (United Kingdom)	378,608	5,272,911
NiSource, Inc.	284,300	5,273,765
PG&E Corp.	53,500	2,824,800

		15,645,947

Oil & Gas Drilling — 0.7%
Noble Corp. PLC(a)	111,900	1,220,829
Patterson-UTI Energy, Inc.	124,000	1,629,360

		2,850,189

Oil & Gas Equipment & Services — 9.1%
Aker Solutions ASA (Norway)	625,148	2,163,538
Amec Foster Wheeler PLC (United Kingdom)	207,918	2,258,552
Baker Hughes, Inc.	46,100	2,399,044
Cameron International Corp.*	92,300	5,659,836
Dril-Quip, Inc.*	53,500	3,114,770
FMC Technologies, Inc.*	67,200	2,083,200
Halliburton Co.	210,700	7,448,245
Helix Energy Solutions Group, Inc.*	268,600	1,286,594
John Wood Group PLC (United Kingdom)	247,758	2,309,691
National Oilwell Varco, Inc.(a)	57,800	2,176,170
Newpark Resources, Inc.*	155,300	795,136
Oceaneering International, Inc.	49,300	1,936,504
RPC, Inc.(a)	206,100	1,823,985
Schlumberger Ltd.	31,825	2,194,970
Tesco Corp.	121,100	864,654

		38,514,889

Oil & Gas Exploration & Production — 27.0%
Anadarko Petroleum Corp.	46,300	2,796,057
Apache Corp.	159,000	6,226,440
Canadian Natural Resources Ltd. (Canada)	156,100	3,036,145
Cimarex Energy Co.	109,504	11,221,970
Concho Resources, Inc.*	134,000	13,172,200
Continental Resources, Inc.*(a)	139,400	4,038,418
Diamondback Energy, Inc.*	73,100	4,722,260
EOG Resources, Inc.	131,700	9,587,760
EQT Corp.	128,600	8,329,422
Gulfport Energy Corp.*	63,500	1,884,680

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production (cont’d.)
Hess Corp.	138,200	$6,918,292
Kelt Exploration Ltd. (Canada)*	350,200	1,498,420
Kosmos Energy LLC*	294,000	1,640,520
Lundin Petroleum AB (Sweden)*	141,393	1,824,810
Matador Resources Co.*(a)	167,900	3,482,246
Newfield Exploration Co.*	50,200	1,651,580
Oil Search Ltd. (Australia)	196,702	998,741
Ophir Energy PLC (United Kingdom)*	875,089	1,192,656
PDC Energy, Inc.*	32,672	1,731,943
Pioneer Natural Resources Co.	113,250	13,775,730
Range Resources Corp.	82,600	2,653,112
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	382,640	3,615,654
SM Energy Co.	98,700	3,162,348
Synergy Resources Corp.*(a)	140,600	1,377,880
Woodside Petroleum Ltd. (Australia)	104,565	2,140,082
WPX Energy, Inc.*	141,333	935,625

		113,614,991

Oil & Gas Refining & Marketing — 0.5%
Tesoro Corp.	8,900	865,436
Valero Energy Corp.	17,400	1,045,740

		1,911,176

Paper Packaging — 2.7%
Avery Dennison Corp.	34,500	1,951,665
Bemis Co., Inc.	65,500	2,591,835
BillerudKorsnas AB (Sweden)	144,972	2,087,342
WestRock Co.	93,128	4,790,504

		11,421,346

Paper Products — 0.8%
International Paper Co.	47,100	1,779,909
Schweitzer-Mauduit International, Inc.	51,500	1,770,570

		3,550,479

Precious Metals & Minerals — 1.9%
Fresnillo PLC (Mexico)	304,552	2,728,195
Petra Diamonds Ltd. (South Africa)*	2,448,354	3,122,097
Stillwater Mining Co.*(a)	212,300	2,193,059

		8,043,351

Silver — 0.7%
Silver Wheaton Corp. (Canada)	245,100	2,945,975

Specialized REIT’s — 0.8%
Weyerhaeuser Co.	125,651	3,435,298

Specialty Chemicals — 7.9%
Ashland, Inc.	44,900	4,517,838
Celanese Corp. (Class A Stock)	49,300	2,917,081
Flotek Industries, Inc.*(a)	114,700	1,915,490
International Flavors & Fragrances, Inc.	30,100	3,108,126
NewMarket Corp.	4,500	1,606,500
PolyOne Corp.	44,600	1,308,564
RPM International, Inc.	198,100	8,298,409
Sherwin-Williams Co. (The)	14,000	3,118,920
Umicore SA (Belgium)	43,094	1,661,986
Victrex PLC (United Kingdom)	174,528	4,683,935

		33,136,849

Steel — 0.9%
Acerinox SA (Spain)(a)	160,460	1,434,708

		Shares	Value
COMMON STOCKS (Continued)
Steel (cont’d.)
Worthington Industries, Inc.		97,100	$2,571,208

			4,005,916

Trading Companies & Distributors — 0.3%
MRC Global, Inc.*		130,400	1,453,960

TOTAL COMMON STOCKS (cost $491,898,480)			410,562,230

PREFERRED STOCKS — 0.6%
Oil & Gas Exploration & Production
Southwestern Energy Co., Series B, CVT, 6.250%		34,400	1,069,152
WPX Energy, Inc., Series A, 6.250%*		31,371	1,158,374

TOTAL PREFERRED STOCKS (cost $3,280,688)			2,227,526

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 0.3%
Mining
HudBay Minerals, Inc. (Canada), Sr. Unsec’d. Notes
9.500%	10/01/20	275	219,656

Oil & Gas
California Resources Corp., Gtd. Notes(a)
5.500%	09/15/21	719	438,590
SM Energy Co., Sr. Unsec’d. Notes
6.125%	11/15/22	784	725,984

			1,164,574

TOTAL CORPORATE BONDS (cost $1,637,127)			1,384,230

TOTAL LONG-TERM INVESTMENTS (cost $496,816,295)			414,173,986

		Shares
SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,712,884; includes $26,712,591 of cash collateral received for securities on loan)(b)(w)		26,712,884	26,712,884

TOTAL INVESTMENTS — 104.6% (cost $523,529,179)			440,886,870
Liabilities in excess of other assets — (4.6)%			(19,444,570)

NET ASSETS — 100.0%			$421,442,300

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,094,352; cash collateral of $26,712,591 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Application Software	$509,404	$—	$ —
Automotive Retail	2,307,900	—	—
Construction Materials	10,090,160	—	—
Diversified Chemicals	5,710,500	—	—
Diversified Metals & Mining	6,944,956	8,191,031	—
Electric Utilities	5,405,657	—	—
Fertilizers & Agricultural Chemicals	17,749,947	—	—
Forest Products	1,391,622	—	—
Gas Utilities	9,509,933	—	—
Gold	3,120,081	3,417,764	—
Industrial Gases	16,679,552	—	—
Industrial Machinery	16,878,021	6,715,832	—
Integrated Oil & Gas	28,171,447	21,432,268	—
Metal & Glass Containers	5,805,789	—	—
Multi-Utilities	10,373,036	5,272,911	—
Oil & Gas Drilling	2,850,189	—	—
Oil & Gas Equipment & Services	31,783,108	6,731,781	—
Oil & Gas Exploration & Production	107,458,702	6,156,289	—
Oil & Gas Refining & Marketing	1,911,176	—	—
Paper Packaging	9,334,004	2,087,342	—
Paper Products	3,550,479	—	—
Precious Metals & Minerals	2,193,059	5,850,292	—
Silver	2,945,975	—	—
Specialized REIT’s	3,435,298	—	—
Specialty Chemicals	26,790,928	6,345,921	—
Steel	2,571,208	1,434,708	—
Trading Companies & Distributors	1,453,960	—	—
Preferred Stocks
Oil & Gas Exploration & Production	2,227,526	—	—
Corporate Bonds	—	1,384,230	—
Affiliated Money Market Mutual Fund	26,712,884	—	—

Total	$365,866,501	$75,020,369	$—

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 64.4%
FOREIGN BONDS — 51.6%
Brazil — 4.9%
Brazil Letras do Tesouro Nacional,
Bills
11.313%(s)	10/01/16	BRL	3,440	$749,398
11.559%(s)	01/01/17	BRL	12,880	2,709,134
11.804%(s)	01/01/16	BRL	4,080	994,361
12.016%(s)	07/01/16	BRL	11,730	2,659,628
12.269%(s)	01/01/18	BRL	7,750	1,397,215
Unsec’d. Notes
11.145%(s)	10/01/15	BRL	3,620	913,104
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/18	BRL	850	563,033
6.000%	08/15/20	BRL	1,537	993,968
6.000%	05/15/23	BRL	8,405	5,388,884
Series B, Notes
6.000%	05/15/19	BRL	3,330	2,216,765
6.000%	08/15/22	BRL	4,130	2,621,080
6.000%	08/15/24	BRL	170	106,428
6.000%	08/15/50	BRL	630	364,346
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,286,150
10.000%	01/01/21	BRL	3,260	658,240
10.000%	01/01/23	BRL	7,530	1,436,489
Series F, Sr. Notes
10.000%	01/01/17	BRL	10,380	2,455,537

				27,513,760

Hungary — 0.5%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	57,510	217,695
5.500%	12/20/18	HUF	356,500	1,418,106
5.500%	06/24/25	HUF	7,780	32,620
6.000%	11/24/23	HUF	1,200	5,115
6.500%	06/24/19	HUF	11,430	47,178
6.750%	11/24/17	HUF	333,580	1,338,586

				3,059,300

Indonesia — 4.6%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	2,489,438
7.000%	05/15/22	IDR	121,498,000	7,212,503
7.875%	04/15/19	IDR	29,529,000	1,914,104
8.250%	07/15/21	IDR	21,171,000	1,359,670
8.375%	03/15/24	IDR	66,672,000	4,205,934
8.375%	09/15/26	IDR	7,617,000	479,551
8.375%	03/15/34	IDR	47,530,000	2,813,224
9.000%	03/15/29	IDR	5,415,000	347,111
10.250%	07/15/22	IDR	14,584,000	1,022,373
11.000%	11/15/20	IDR	13,995,000	1,006,054
11.500%	09/15/19	IDR	3,397,000	245,590
12.800%	06/15/21	IDR	34,163,000	2,643,563
12.900%	06/15/22	IDR	909,000	71,220

				25,810,335

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland — 3.3%
Ireland Government Bond,
Bonds
5.400%	03/13/25	EUR	12,032	$18,397,979

Malaysia — 8.7%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.172%	07/15/16	MYR	62,387	14,191,465
3.197%	10/15/15	MYR	53,530	12,177,623
3.394%	03/15/17	MYR	63,290	14,403,167
3.814%	02/15/17	MYR	10,360	2,373,240
4.262%	09/15/16	MYR	25,120	5,772,505

				48,918,000

Mexico — 9.7%
Mexican Bonos,
Bonds
8.000%	12/17/15	MXN	141,860	8,466,453
Sr. Unsec’d. Notes
6.250%	06/16/16	MXN	25,270	1,521,457
7.250%	12/15/16	MXN	683,672	42,091,918
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,529,332

				54,609,160

Poland — 4.8%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,279,762
4.750%	10/25/16	PLN	81,440	22,112,830
4.750%	04/25/17	PLN	1,136	312,657
5.000%	04/25/16	PLN	13,600	3,645,372

				27,350,621

Portugal — 2.3%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS, 144A
4.950%	10/25/23	EUR	53	71,094
5.650%	02/15/24	EUR	131	184,655
Unsec’d. Notes, RegS, 144A
3.875%	02/15/30	EUR	10,270	12,765,404

				13,021,153

South Korea — 12.8%
Korea Monetary Stabilization Bond, Sr. Unsec’d. Notes
1.482%(s)	11/10/15	KRW	153,200	129,035
1.520%	09/09/16	KRW	314,400	265,241
1.560%	08/09/16	KRW	140,400	118,487
1.570%	07/09/16	KRW	9,989,700	8,431,785
1.740%	05/09/16	KRW	473,500	400,026
1.920%	03/09/16	KRW	1,809,280	1,529,239
1.960%	02/02/17	KRW	685,300	581,402
2.070%	12/02/16	KRW	7,262,500	6,165,264
2.220%	10/02/16	KRW	5,330,000	4,527,465
2.790%	06/02/16	KRW	4,350,000	3,701,295

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Korea (cont’d.)
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	33,265,000	$28,132,177
2.750%	06/10/16	KRW	11,200,000	9,529,751
3.000%	12/10/16	KRW	9,803,380	8,412,182

				71,923,349

TOTAL FOREIGN BONDS (cost $348,152,380)				290,603,657

SOVEREIGN ISSUES — 12.8%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	14,460,558
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		867	987,379
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22		2,825	3,217,240
Portugal Government International Bond (Portugal),
Unsec’d. Notes, 144A
5.125%	10/15/24		5,320	5,637,178
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		5,580	5,636,470
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		3,590	4,020,800
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22		3,290	3,694,683
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		3,820	4,364,656
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.500%	04/17/23		12,030	9,589,354
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.800%	11/28/22		12,450	9,869,115
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
9.250%	07/24/17		13,400	10,597,765

TOTAL SOVEREIGN ISSUES (cost $73,878,998)				72,075,198

TOTAL LONG-TERM INVESTMENTS (cost $422,031,378)				362,678,855

SHORT-TERM INVESTMENTS — 27.4%
FOREIGN TREASURY BILLS(n) — 16.0%
Bank Negara Malaysia Monetary Notes (Malaysia)
3.050%	05/03/16	MYR	9,530	2,128,691
3.077%	03/01/16	MYR	19,000	4,267,009
3.080%	06/07/16	MYR	5,520	1,229,330
3.083%	09/15/16	MYR	3,100	684,488
3.100%	09/22/16	MYR	2,250	496,503

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY BILLS(n) (Continued)
3.200%	11/12/15	MYR	3,240	$734,525
3.234%	11/24/15	MYR	500	113,235
3.278%	11/03/15	MYR	21,310	4,834,853
Indonesia Treasury Bills (Indonesia)
6.217%	02/04/16	IDR	9,124,000	614,827
6.349%	01/07/16	IDR	14,790,000	950,874
Malaysia Treasury Bills (Malaysia)
2.800%	05/27/16	MYR	160	35,662
2.815%	12/11/15	MYR	890	201,263
2.950%	10/23/15	MYR	30	6,812
2.969%	01/22/16	MYR	8,410	1,895,116
2.970%	04/29/16	MYR	1,180	263,655
2.985%	03/18/16	MYR	4,460	1,000,127
3.000%	10/09/15	MYR	30	6,821
3.050%	08/05/16	MYR	8,960	1,985,134
3.052%	12/04/15	MYR	860	194,596
3.250%	01/22/16	MYR	20	4,507
Mexican Cetes (Mexico)
3.090%	10/15/15	MXN	41,166	243,213
3.093%	10/01/15	MXN	1,122,709	6,640,792
3.120%	10/29/15	MXN	18,267	107,741
3.120%	11/26/15	MXN	373,273	2,196,128
3.148%	12/10/15	MXN	690,566	4,059,923
3.150%	11/12/15	MXN	78,426	462,259
3.220%	03/17/16	MXN	37,548	218,755
3.221%	12/24/15	MXN	199,257	1,169,995
3.236%	02/04/16	MXN	384,623	2,248,846
3.258%	03/31/16	MXN	1,072,915	6,243,000
3.265%	04/14/16	MXN	135,508	787,418
3.270%	01/21/16	MXN	164,656	964,361
3.330%	02/18/16	MXN	233,943	1,366,523
3.338%	01/07/16	MXN	25,657	150,464
3.370%	04/28/16	MXN	367,015	2,128,396
3.458%	05/26/16	MXN	897,324	5,185,826
3.488%	06/23/16	MXN	1,129,160	6,514,433
3.530%	03/03/16	MXN	103,516	603,844
3.600%	08/18/16	MXN	115,773	663,886
Monetary Authority of Singapore (Singapore)
0.883%	12/22/15	SGD	6,820	4,779,713
0.923%	11/20/15	SGD	2,890	2,027,789
0.932%	11/13/15	SGD	4,510	3,165,212
1.117%	11/06/15	SGD	23,720	16,651,005

TOTAL FOREIGN TREASURY BILLS (cost $98,378,484)				90,227,550

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 11.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $64,014,668)(w)			64,014,668	64,014,668

TOTAL SHORT-TERM INVESTMENTS (cost $162,393,152)				154,242,218

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Value
TOTAL INVESTMENTS — 91.8% (cost $584,424,530)	$516,921,073
Other assets in excess of liabilities(x) — 8.2%	45,895,469

NET ASSETS — 100.0%	$562,816,542

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 11/16/15	Deutsche Bank AG	CLP	9,643,200	$14,043,836	$13,792,472	$(251,364)
Hungarian Forint,
Expiring 11/25/15	JPMorgan Chase	HUF	972,165	3,925,560	3,463,876	(461,684)
Indian Rupee,
Expiring 10/19/15	JPMorgan Chase	INR	1,252,557	19,508,805	19,014,340	(494,465)
Expiring 10/27/15	JPMorgan Chase	INR	402,975	6,242,464	6,108,177	(134,287)
Expiring 11/19/15	JPMorgan Chase	INR	402,975	6,094,367	6,081,567	(12,800)
Mexican Peso,
Expiring 12/11/15	Citigroup Global Markets	MXN	13,668	928,835	803,769	(125,066)
Expiring 12/18/15	Citigroup Global Markets	MXN	6,553	431,521	385,125	(46,396)
Expiring 03/11/16	Citigroup Global Markets	MXN	4,411	277,069	257,496	(19,573)
Expiring 03/14/16	Citigroup Global Markets	MXN	1,925	119,908	112,321	(7,587)
Expiring 03/18/16	Citigroup Global Markets	MXN	1,798	112,815	104,869	(7,946)
Expiring 03/23/16	Citigroup Global Markets	MXN	30,700	1,958,026	1,790,239	(167,787)
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,398,375	15,015,587	(1,382,788)
Philippine Peso,
Expiring 03/28/16	JPMorgan Chase	PHP	31,980	673,107	676,933	3,826
Expiring 06/27/16	JPMorgan Chase	PHP	64,880	1,415,728	1,367,085	(48,643)
Expiring 06/29/16	Deutsche Bank AG	PHP	184,164	4,013,151	3,880,118	(133,033)
Expiring 06/29/16	JPMorgan Chase	PHP	22,640	494,539	476,999	(17,540)
Singapore Dollar,
Expiring 11/12/15	JPMorgan Chase	SGD	6,842	5,137,567	4,801,005	(336,562)
Expiring 11/16/15	JPMorgan Chase	SGD	17,027	12,708,237	11,945,555	(762,682)

				$94,483,910	$90,077,533	(4,406,377)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/18/15	JPMorgan Chase	AUD	10,617	$8,540,315	$7,432,165	$ 1,108,150
Expiring 11/19/15	Citigroup Global Markets	AUD	2,440	1,946,839	1,707,971	238,868
Expiring 11/19/15	JPMorgan Chase	AUD	7,776	6,197,472	5,443,110	754,362
Expiring 12/18/15	Citigroup Global Markets	AUD	76	58,046	52,905	5,141
Expiring 06/20/16	Citigroup Global Markets	AUD	153	116,092	105,772	10,320
Expiring 06/20/16	JPMorgan Chase	AUD	380	288,317	263,391	24,926
Expiring 06/22/16	JPMorgan Chase	AUD	21,859	16,575,681	15,150,010	1,425,671
Euro,
Expiring 10/14/15	Barclays Capital Group	EUR	8,974	11,462,940	10,029,718	1,433,222
Expiring 10/14/15	JPMorgan Chase	EUR	8,928	11,431,858	9,978,306	1,453,552
Expiring 10/14/15	JPMorgan Chase	EUR	7,847	10,002,125	8,770,136	1,231,989
Expiring 10/16/15	Barclays Capital Group	EUR	6,230	7,946,366	6,963,119	983,247
Expiring 11/10/15	Deutsche Bank AG	EUR	13,408	16,745,923	14,991,689	1,754,234

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 11/12/15	Barclays Capital Group	EUR	42,380	$47,985,183	$47,387,292	$597,891
Expiring 01/13/16	Deutsche Bank AG	EUR	3,000	3,320,250	3,358,983	(38,733)
Expiring 01/27/16	Deutsche Bank AG	EUR	1,088	1,199,846	1,218,563	(18,717)
Expiring 01/27/16	Goldman Sachs & Co.	EUR	1,087	1,195,151	1,217,443	(22,292)
Expiring 01/28/16	Hong Kong & Shanghai Bank	EUR	5,863	6,638,001	6,566,781	71,220
Expiring 01/29/16	Deutsche Bank AG	EUR	4,200	4,791,990	4,704,219	87,771
Expiring 02/03/16	Deutsche Bank AG	EUR	3,720	4,227,036	4,167,049	59,987
Expiring 02/09/16	Goldman Sachs & Co.	EUR	4,160	4,781,920	4,660,537	121,383
Expiring 03/29/16	Bank of America	EUR	3,784	4,168,152	4,243,862	(75,710)
Expiring 03/29/16	Bank of America	EUR	3,766	4,168,138	4,223,449	(55,311)
Expiring 03/29/16	Bank of America	EUR	481	533,536	539,904	(6,368)
Expiring 03/29/16	Citigroup Global Markets	EUR	35,950	39,577,601	40,318,444	(740,843)
Expiring 03/30/16	Bank of America	EUR	2,256	2,500,931	2,529,787	(28,856)
Expiring 04/08/16	Citigroup Global Markets	EUR	1,014	1,125,430	1,137,650	(12,220)
Expiring 05/12/16	Deutsche Bank AG	EUR	1,105	1,249,313	1,240,770	8,543
Expiring 06/06/16	Hong Kong & Shanghai Bank	EUR	2,191	2,483,317	2,461,394	21,923
Expiring 07/01/16	Deutsche Bank AG	EUR	4,795	5,381,317	5,391,372	(10,055)
Expiring 07/18/16	Deutsche Bank AG	EUR	3,666	4,087,167	4,123,528	(36,361)
Expiring 09/06/16	JPMorgan Chase	EUR	3,035	3,438,761	3,418,803	19,958
Japanese Yen,
Expiring 10/07/15	Deutsche Bank AG	JPY	1,198,698	10,968,048	9,992,926	975,122
Expiring 10/07/15	JPMorgan Chase	JPY	1,221,800	11,279,021	10,185,515	1,093,506
Expiring 10/09/15	Hong Kong & Shanghai Bank	JPY	607,600	5,639,110	5,065,372	573,738
Expiring 10/13/15	Barclays Capital Group	JPY	226,700	2,104,825	1,890,020	214,805
Expiring 10/13/15	Barclays Capital Group	JPY	80,900	751,887	674,472	77,415
Expiring 10/13/15	Deutsche Bank AG	JPY	303,400	2,819,441	2,529,477	289,964
Expiring 11/09/15	JPMorgan Chase	JPY	505,988	4,480,000	4,219,875	260,125
Expiring 11/18/15	Bank of America	JPY	327,434	2,758,758	2,731,059	27,699
Expiring 12/09/15	Hong Kong & Shanghai Bank	JPY	258,800	2,067,010	2,159,775	(92,765)
Expiring 12/21/15	Deutsche Bank AG	JPY	322,050	2,756,805	2,688,946	67,859
Expiring 12/21/15	Hong Kong & Shanghai Bank	JPY	322,540	2,757,931	2,693,038	64,893
Expiring 12/22/15	Barclays Capital Group	JPY	140,390	1,187,311	1,172,231	15,080
Expiring 12/22/15	Citigroup Global Markets	JPY	219,010	1,854,759	1,828,692	26,067
Expiring 01/08/16	Goldman Sachs & Co.	JPY	99,910	843,728	834,652	9,076
Expiring 01/15/16	Barclays Capital Group	JPY	347,950	2,961,453	2,907,227	54,226
Expiring 01/15/16	JPMorgan Chase	JPY	226,190	1,917,905	1,889,886	28,019
Expiring 01/27/16	JPMorgan Chase	JPY	71,800	580,582	600,067	(19,485)
Expiring 02/08/16	JPMorgan Chase	JPY	319,300	2,737,131	2,669,237	67,894
Expiring 02/08/16	Standard Chartered PLC	JPY	319,400	2,737,519	2,670,074	67,445
Expiring 02/09/16	Barclays Capital Group	JPY	319,440	2,737,838	2,670,465	67,373
Expiring 02/09/16	Goldman Sachs & Co.	JPY	3,655,508	31,333,369	30,559,439	773,930
Expiring 02/09/16	JPMorgan Chase	JPY	320,140	2,742,921	2,676,318	66,603
Expiring 03/09/16	Barclays Capital Group	JPY	215,933	1,810,519	1,806,304	4,215
Expiring 05/18/16	Citigroup Global Markets	JPY	327,457	2,769,427	2,744,454	24,973
Expiring 05/19/16	Bank of America	JPY	326,957	2,749,060	2,740,341	8,719
Expiring 05/19/16	Barclays Capital Group	JPY	327,845	2,755,926	2,747,786	8,140
Expiring 05/19/16	Hong Kong & Shanghai Bank	JPY	328,108	2,771,535	2,749,992	21,543
Expiring 06/03/16	Deutsche Bank AG	JPY	2,546,463	20,653,413	21,352,237	(698,824)
Expiring 06/03/16	JPMorgan Chase	JPY	1,091,053	8,870,206	9,148,544	(278,338)
Expiring 06/08/16	Citigroup Global Markets	JPY	172,800	1,402,646	1,449,151	(46,505)
Expiring 06/10/16	Barclays Capital Group	JPY	230,430	1,855,673	1,932,568	(76,895)
Expiring 06/10/16	Citigroup Global Markets	JPY	339,920	2,739,633	2,850,836	(111,203)
Expiring 06/10/16	Hong Kong & Shanghai Bank	JPY	245,410	1,979,672	2,058,202	(78,530)
Expiring 06/13/16	Deutsche Bank AG	JPY	81,300	660,192	681,906	(21,714)
Expiring 06/13/16	JPMorgan Chase	JPY	227,370	1,844,540	1,907,072	(62,532)
Expiring 06/16/16	JPMorgan Chase	JPY	95,900	781,533	804,435	(22,902)
Expiring 06/22/16	Deutsche Bank AG	JPY	322,610	2,640,016	2,706,617	(66,601)
Expiring 07/25/16	Citigroup Global Markets	JPY	133,855	1,088,270	1,124,103	(35,833)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/25/16	JPMorgan Chase	JPY	206,000	$1,674,524	$1,729,970	$(55,446)
Mexican Peso,
Expiring 12/11/15	Citigroup Global Markets	MXN	13,668	885,197	803,769	81,428
Expiring 12/18/15	Citigroup Global Markets	MXN	6,553	424,150	385,125	39,025
Expiring 03/11/16	Citigroup Global Markets	MXN	4,411	283,690	257,496	26,194
Expiring 03/14/16	Citigroup Global Markets	MXN	1,925	123,748	112,321	11,427
Expiring 03/18/16	Citigroup Global Markets	MXN	1,798	115,540	104,869	10,671
Expiring 03/23/16	Citigroup Global Markets	MXN	30,700	1,972,456	1,790,239	182,217
Expiring 05/11/16	Citigroup Global Markets	MXN	258,602	16,552,246	15,015,586	1,536,660

				$413,586,178	$398,110,808	15,475,370

						$11,068,993

Cross currency exchange contracts outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
03/31/16	Buy	KRW	1,197,610	EUR	891	6,887	Hong Kong & Shanghai Bank
10/15/15	Buy	MYR	12,170	EUR	2,873	(442,064)	Hong Kong & Shanghai Bank
01/14/16	Buy	MYR	8,872	EUR	2,078	(321,575)	JPMorgan Chase
01/19/16	Buy	MYR	34,112	EUR	7,772	(997,135)	JPMorgan Chase

						$(1,753,887)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(2)(3)
Exchange-traded swap agreements:
33,840	10/17/17	0.923%	3 month LIBOR(1)	$—	$(231,350)	$(231,350)
17,130	03/31/24	2.788%	3 month LIBOR(1)	—	(1,241,129)	(1,241,129)
6,270	07/07/24	2.731%	3 month LIBOR(1)	—	(464,558)	(464,558)
16,160	01/22/25	1.914%	3 month LIBOR(1)	—	8,205	8,205
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	(88,139)	(88,139)
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	(52,597)	(52,597)
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	(3,238)	(3,238)
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	(3,522)	(3,522)
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	40,020	40,020
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	(955)	(955)
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	(1,904)	(1,904)
14,690	07/02/25	2.449%	3 month LIBOR(1)	—	(687,408)	(687,408)
8,150	03/31/44	3.489%	3 month LIBOR(1)	—	(1,658,002)	(1,658,002)

				$—	$(4,384,577)	$(4,384,577)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Cash of $2,376,021 and $3,396,806 has been segregated with Deutesche Bank and JPMorgan Chase, respectively, to cover requirements for open exchange-traded interest rate swap contracts as of September 30, 2015.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$290,603,657	$—
Sovereign Issues	—	72,075,198	—
Foreign Treasury Bills	—	90,227,550	—
Affiliated Money Market Mutual Fund	64,014,668	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	11,068,993	—
OTC Cross Currency Exchange Contracts	—	(1,753,887)	—
Exchange-traded interest rate swaps	—	(4,384,577)	—

Total	$64,014,668	$457,836,934	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2015 were as follows:

Foreign Bonds	51.6%
Foreign Treasury Bills	16.0
Sovereign Issues	12.8
Affiliated Money Market Mutual Fund	11.4

91.8
Other assets in excess of liabilities	8.2

100.0%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 82.3%
COMMON STOCKS — 82.3%
Aerospace & Defense — 2.1%
Cobham PLC (United Kingdom)	228,070	$987,233
Cubic Corp.	73,655	3,089,091
Lockheed Martin Corp.	40,209	8,335,728
Northrop Grumman Corp.	35,683	5,921,594
QinetiQ Group PLC (United Kingdom)	477,135	1,630,305
Raytheon Co.	17,897	1,955,426
United Technologies Corp.	249,374	22,191,792

		44,111,169

Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B Stock)	151,161	14,918,079
UTi Worldwide, Inc.*	222,635	1,021,895

		15,939,974

Airlines — 0.1%
AirAsia Bhd (Malaysia)	2,812,800	820,381
American Airlines Group, Inc.	37,095	1,440,399

		2,260,780

Auto Components — 0.1%
Delphi Automotive PLC (United Kingdom)	22,732	1,728,541
Horizon Global Corp.*	29,540	260,543
Toyota Industries Corp. (Japan)	15,400	732,560
Xingda International Holdings Ltd. (China)	115,170	23,117

		2,744,761

Automobiles — 0.3%
Harley-Davidson, Inc.	107,035	5,876,221

Banks — 7.2%
Alpha Bank A.E (Greece)*	2,088,637	250,574
Axis Bank Ltd. (India)	338,523	2,567,264
Bank of America Corp.	273,494	4,261,037
Bank of Ireland (Ireland)*	5,689,895	2,224,713
BNP Paribas SA (France)	112,628	6,630,908
BOK Financial Corp.(a)	59,618	3,857,881
CaixaBank SA (Spain)	1,291,023	4,982,411
Caixabank SA (Spain)*	13,126	50,657
China Construction Bank Corp. (China) (Class H Stock)	3,318,000	2,214,210
Citigroup, Inc.	142,080	7,048,589
Citizens Financial Group, Inc.	64,705	1,543,861
Comerica, Inc.	34,100	1,401,510
Cullen/Frost Bankers, Inc.	16,042	1,019,950
Eurobank Ergasias SA (Greece)*	3,891,822	96,394
First Midwest Bancorp, Inc.	143,160	2,511,026
First Niagara Financial Group, Inc.	207,440	2,117,962
First Republic Bank	60,841	3,818,990
Great Western Bancorp, Inc.	87,380	2,216,831
Hancock Holding Co.	69,240	1,872,942
HDFC Bank Ltd. (India)	120,974	1,976,241
ICICI Bank Ltd. (India)	799,575	3,304,554
ICICI Bank Ltd. (India), ADR	14,510	121,594
International Bancshares Corp.	103,441	2,589,128
JPMorgan Chase & Co.	303,010	18,474,520
M&T Bank Corp.(a)	110,432	13,467,182
MB Financial, Inc.	74,250	2,423,520
Mitsubishi UFJ Financial Group, Inc. (Japan)	877,600	5,302,670
Piraeus Bank SA (Greece)*	827,092	72,403
PNC Financial Services Group, Inc. (The)	353,891	31,567,077

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	125,233	$1,215,375
Webster Financial Corp.	87,305	3,110,677
Wells Fargo & Co.	255,444	13,117,049

		147,429,700

Beverages — 2.1%
Anheuser-Busch InBev NV (Belgium), ADR	42,185	4,485,109
Asahi Group Holdings Ltd. (Japan)	75,905	2,462,606
C&C Group PLC (Ireland)	1,177,141	4,670,466
Coca-Cola Co. (The)	715,042	28,687,485
Diageo PLC (United Kingdom)	81,804	2,197,814

		42,503,480

Biotechnology — 0.2%
Gilead Sciences, Inc.	21,520	2,113,049
Vertex Pharmaceuticals, Inc.*	13,785	1,435,570

		3,548,619

Building Products — 1.3%
Cie de Saint-Gobain (France)	95,513	4,145,321
Fortune Brands Home & Security, Inc.	112,643	5,347,163
Lennox International, Inc.	96,075	10,888,180
Masco Corp.	102,170	2,572,641
Owens Corning	33,570	1,406,919
Tyman PLC (United Kingdom)	343,054	1,441,487

		25,801,711

Capital Markets — 1.8%
Ares Capital Corp.(a)	112,955	1,635,588
BlackRock, Inc.	75,551	22,474,156
EFG International AG (Switzerland)*	184,870	1,972,756
Julius Baer Group Ltd. (Switzerland)*	68,888	3,128,342
SEI Investments Co.	57,638	2,779,881
Solar Capital Ltd.	91,293	1,444,255
UBS Group AG (Switzerland)	169,466	3,133,109

		36,568,087

Chemicals — 1.3%
Agrium, Inc. (Canada)	13,700	1,227,816
Agrium, Inc. (Canada)	12,300	1,100,850
Akzo Nobel NV (Netherlands)	13,013	846,360
Innospec, Inc.	35,305	1,642,036
Methanex Corp. (Canada)(a)	34,493	1,143,788
Platform Specialty Products Corp.*	125,578	1,588,562
Praxair, Inc.	129,378	13,178,443
Sensient Technologies Corp.	44,515	2,728,770
Sherwin-Williams Co. (The)	11,160	2,486,225

		25,942,850

Commercial Services & Supplies — 1.3%
ACCO Brands Corp.*	319,250	2,257,097
Clean Harbors, Inc.*(a)	217,546	9,565,498
Essendant, Inc.	89,455	2,901,026
G&K Services, Inc. (Class A Stock)	55,275	3,682,421
Matthews International Corp. (Class A Stock)	60,565	2,965,868
Steelcase, Inc. (Class A Stock)	91,740	1,688,933
Waste Connections, Inc.	89,000	4,323,620

		27,384,463

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,085,890	28,504,613

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Motorola Solutions, Inc.(a)	182,683	$12,491,864
QUALCOMM, Inc.	46,800	2,514,564

		43,511,041

Construction & Engineering — 0.3%
Ellaktor SA (Greece)*	214,103	365,492
Fomento de Construcciones y Contratas SA (Spain)*	99,721	736,901
Jacobs Engineering Group, Inc.*(a)	103,483	3,873,369
Primoris Services Corp.	101,970	1,826,283

		6,802,045

Construction Materials — 0.4%
BRAAS Monier Building Group SA (Germany)	37,830	1,011,345
Buzzi Unicem SpA (Italy)	243,522	4,070,711
CRH PLC (Ireland)	141,932	3,746,414

		8,828,470

Consumer Finance — 0.3%
American Express Co.	79,450	5,889,629

Containers & Packaging — 2.2%
AptarGroup, Inc.	20,865	1,376,255
Ball Corp.	148,908	9,262,078
Bemis Co., Inc.	31,360	1,240,915
Crown Holdings, Inc.*	28,225	1,291,294
Graphic Packaging Holding Co.	686,282	8,777,547
Greif, Inc. (Class A Stock)	51,390	1,639,855
Packaging Corp. of America	79,522	4,784,044
RPC Group PLC (United Kingdom)	608,627	5,839,750
Silgan Holdings, Inc.	67,282	3,501,355
Smurfit Kappa Group PLC (Ireland)	139,875	3,768,537
Vidrala SA (Spain)	72,135	3,386,177

		44,867,807

Diversified Consumer Services — 0.6%
Dignity PLC (United Kingdom)	194,266	6,998,303
Kroton Educacional SA (Brazil)	714,344	1,398,237
New Oriental Education & Technology Group, Inc. (China), ADR	163,717	3,308,721

		11,705,261

Diversified Financial Services — 1.0%
Ackermans & van Haaren NV (Belgium)	26,821	3,931,424
Berkshire Hathaway, Inc. (Class B Stock)*	38,923	5,075,559
Intercontinental Exchange, Inc.	21,974	5,163,670
Mitsubishi UFJ Lease & Finance Co. Ltd.
(Japan)	187,800	827,343
Moody’s Corp.	19,053	1,871,005
MSCI, Inc.	47,072	2,798,901

		19,667,902

Diversified Telecommunication Services — 1.3%
Hellenic Telecommunications Organization SA (Greece)	252,170	2,215,741
Level 3 Communications, Inc.*	32,705	1,428,881
Nippon Telegraph & Telephone Corp.
(Japan)	306,950	10,811,896
Telecom Italia SpA (Italy)*	2,145,237	2,643,644
Telenor ASA (Norway)	173,993	3,251,333

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	162,272	$7,060,455

		27,411,950

Electric Utilities — 1.1%
Power Assets Holdings Ltd. (Hong Kong)	951,685	9,005,671
Westar Energy, Inc.	33,995	1,306,768
Xcel Energy, Inc.	361,400	12,797,174

		23,109,613

Electrical Equipment — 1.0%
Acuity Brands, Inc.	7,111	1,248,549
Babcock & Wilcox Enterprises, Inc.*	104,100	1,748,880
Eaton Corp. PLC	241,033	12,364,993
Schneider Electric SE (France)	51,824	2,902,111
Thermon Group Holdings, Inc.*	64,240	1,320,132

		19,584,665

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	53,698	2,291,831
Belden, Inc.	72,085	3,365,649
Coherent, Inc.*	29,025	1,587,667
CTS Corp.	82,450	1,526,149
ScanSource, Inc.*	78,340	2,777,936

		11,549,232

Energy Equipment & Services — 0.3%
Era Group, Inc.*	73,980	1,107,481
Halliburton Co.	55,390	1,958,037
Helmerich & Payne, Inc.(a)	22,710	1,073,275
SEACOR Holdings, Inc.*(a)	40,270	2,408,549

		6,547,342

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	31,625	1,454,347
Casey’s General Stores, Inc.	23,205	2,388,259
CVS Health Corp.	11,195	1,080,094
Seven & I Holdings Co. Ltd. (Japan)	71,185	3,248,396
Tsuruha Holdings, Inc. (Japan)	46,900	4,041,755
Walgreens Boots Alliance, Inc.	20,530	1,706,043

		13,918,894

Food Products — 2.4%
Cranswick PLC (United Kingdom)	369,175	8,913,143
Ebro Foods SA (Spain)	91,449	1,796,169
Greencore Group PLC (Ireland)	1,751,721	7,244,472
Hershey Co. (The)	50,244	4,616,419
Ingredion, Inc.	53,476	4,668,990
Mondelez International, Inc. (Class A Stock)	251,505	10,530,514
Nomad Foods Ltd. (United Kingdom)*	183,270	2,859,012
Pinnacle Foods, Inc.	86,375	3,617,385
Post Holdings, Inc.*(a)	79,410	4,693,131

		48,939,235

Gas Utilities — 0.8%
Atmos Energy Corp.	27,400	1,594,132
China Resources Gas Group Ltd. (China)	459,000	1,184,652
Laclede Group, Inc. (The)	34,165	1,863,017
New Jersey Resources Corp.	30,620	919,519
UGI Corp.	276,541	9,629,158
WGL Holdings, Inc.	35,830	2,066,316

		17,256,794

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.3%
Becton, Dickinson and Co.	41,704	$5,532,453
Haemonetics Corp.*	45,550	1,472,176
ICU Medical, Inc.*	21,220	2,323,590
Intuitive Surgical, Inc.*	2,287	1,051,059
Medtronic, PLC	174,261	11,665,031
STERIS Corp.	38,155	2,478,930
Zimmer Biomet Holdings, Inc.	15,238	1,431,305

		25,954,544

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*(a)	44,524	2,950,605
Aetna, Inc.	12,104	1,324,299
AmerisourceBergen Corp.	10,995	1,044,415
Amsurg Corp.*	28,845	2,241,545
Cardinal Health, Inc.	107,156	8,231,724
Envision Healthcare Holdings, Inc.*	83,219	3,061,627
Laboratory Corp. of America Holdings*	49,979	5,421,222
Quest Diagnostics, Inc.	48,381	2,973,980
Synergy Health PLC (United Kingdom)*	170,918	5,610,651
UnitedHealth Group, Inc.	75,955	8,811,540

		41,671,608

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	221,990	2,752,676
MedAssets, Inc.*	104,380	2,093,863

		4,846,539

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings, Inc	100,971	2,316,275
International Speedway Corp. (Class A Stock)	4,800	152,256
Las Vegas Sands Corp.	86,865	3,298,264
McDonald’s Corp.	139,321	13,727,298
Melia Hotels International SA (Spain)	199,021	2,776,465
Norwegian Cruise Line Holdings Ltd.*	39,100	2,240,430
OPAP SA (Greece)	160,256	1,452,623

		25,963,611

Household Durables — 1.6%
Harman International Industries, Inc.(a)	38,900	3,734,011
Helen of Troy Ltd.*	35,190	3,142,467
Newell Rubbermaid, Inc.	85,346	3,389,090
NVR, Inc.*	9,412	14,355,371
PulteGroup, Inc.	380,095	7,172,393
Sony Corp. (Japan)	66,900	1,639,861

		33,433,193

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd.
(China) (Class H Stock)	1,571,000	1,699,164
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	3,160,000	1,093,607
NTPC Ltd. (India)	615,696	1,161,541

		3,954,312

Industrial Conglomerates — 0.7%
3M Co.	67,608	9,584,786
Carlisle Cos., Inc.	29,715	2,596,497
LT Group, Inc. (Philippines)	154,000	33,254
Nava Bharat Ventures Ltd. (India)	236,602	538,518
Rheinmetall AG (Germany)	20,389	1,253,702

		14,006,757

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 6.4%
ACE Ltd	254,523	$26,317,678
Alleghany Corp.*	15,570	7,288,473
American International Group, Inc.	174,999	9,943,443
Assicurazioni Generali SpA (Italy)	162,463	2,972,472
Assured Guaranty Ltd.	55,035	1,375,875
CNO Financial Group, Inc.(a)	248,264	4,669,846
Delta Lloyd NV (Netherlands)	177,882	1,494,696
Fairfax Financial Holdings Ltd. (Canada)	26,120	11,895,218
FNF Group	74,297	2,635,315
Markel Corp.*	15,841	12,702,264
Marsh & McLennan Cos., Inc.	194,769	10,170,837
MetLife, Inc.	158,794	7,487,137
Primerica, Inc.(a)	96,574	4,352,590
Reinsurance Group of America, Inc.	37,210	3,370,854
Sony Financial Holdings, Inc. (Japan)	80,000	1,313,035
T&D Holdings, Inc. (Japan)	113,200	1,337,102
Torchmark Corp.	81,323	4,586,617
White Mountains Insurance Group Ltd.	9,440	7,054,512
Willis Group Holdings PLC	162,594	6,661,476
Zurich Insurance Group AG (Switzerland)*	11,100	2,725,120

		130,354,560

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	26,381	13,504,170
HSN, Inc.	49,372	2,826,053
Hyundai Home Shopping Network Corp. (South Korea)	3,870	425,678
Liberty Interactive Corp. QVA Group (Class A Stock)*	208,527	5,469,663
Rakuten, Inc. (Japan)	67,800	866,650

		23,092,214

Internet Software & Services — 1.5%
Baidu, Inc. (China), ADR*	13,755	1,890,075
ChinaCache International Holdings Ltd. (China), ADR*(a)	44,200	345,644
CoStar Group, Inc.*	24,331	4,210,723
Facebook, Inc. (Class A Stock)*	47,293	4,251,641
Google, Inc. (Class C Stock)*	18,511	11,262,463
NAVER Corp. (South Korea)	4,461	1,933,557
Tencent Holdings Ltd. (China)	225,304	3,797,857
Yandex NV (Russia)*	49,730	533,603
Zillow Group, Inc. (Class A Stock)*(a)	33,511	962,771
Zillow Group, Inc. (Class C Stock)*(a)	67,024	1,809,648

		30,997,982

IT Services — 2.1%
Accenture PLC (Class A Stock)	180,508	17,736,716
Automatic Data Processing, Inc.	152,212	12,231,756
Booz Allen Hamilton Holding Corp.	118,201	3,098,048
Fidelity National Information Services, Inc.	80,490	5,399,269
Forrester Research, Inc.	60,810	1,911,866
Fujitsu Ltd. (Japan)	592,000	2,575,081

		42,952,736

Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.*	45,525	2,891,748
ICON PLC (Ireland)*	7,385	524,113

		3,415,861

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 1.4%
Albany International Corp. (Class A Stock)	85,205	$2,437,715
Allison Transmission Holdings, Inc.	223,762	5,972,208
Caterpillar, Inc.(a)	16,500	1,078,440
CIRCOR International, Inc.	32,380	1,299,086
ESCO Technologies, Inc.	54,280	1,948,652
IDEX Corp.	50,703	3,615,124
Luxfer Holdings PLC (United Kingdom), ADR	120,710	1,302,461
Mueller Industries, Inc.	110,520	3,269,182
PACCAR, Inc.	109,091	5,691,277
Trimas Corp.*	176,160	2,880,216

		29,494,361

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,534,770	7,515,986

Media — 0.7%
CBS Corp. (Class B Stock)	56,630	2,259,537
DISH Network Corp. (Class A Stock)*	51,442	3,001,126
Sky PLC (United Kingdom)	458,133	7,248,116
Wolters Kluwer NV (Netherlands)	65,044	2,005,924

		14,514,703

Metals & Mining — 0.1%
Barrick Gold Corp. (Canada), (NYSE)	68,520	435,787
Fortescue Metals Group Ltd. (Australia)(a)	632,021	815,898

		1,251,685

Multiline Retail — 0.2%
Dollar General Corp.	22,875	1,657,065
Fred’s, Inc. (Class A Stock)	147,790	1,751,311
Maoye International Holdings Ltd. (China)	1,235,000	160,835

		3,569,211

Multi-Utilities — 1.0%
Centrica PLC (United Kingdom)	795,961	2,765,181
Dominion Resources, Inc.	165,703	11,662,177
National Grid PLC (United Kingdom)	210,053	2,925,429
PG&E Corp.	64,450	3,402,960

		20,755,747

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	20,880	1,260,943
BG Group PLC (United Kingdom)	162,471	2,343,780
Cabot Oil & Gas Corp.	46,870	1,024,578
Canadian Natural Resources Ltd. (Canada), (NYSE)	51,234	996,501
Canadian Natural Resources Ltd. (Canada), (TSX)	35,885	698,877
Chevron Corp.	118,115	9,316,911
Diamondback Energy, Inc.*	32,804	2,119,138
Dorian LPG Ltd.*	133,700	1,378,447
Imperial Oil Ltd. (Canada)	421,250	13,315,713
Marathon Oil Corp.	49,670	764,918
Occidental Petroleum Corp.	147,717	9,771,480
Pioneer Natural Resources Co.	40,855	4,969,602
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	86,134	2,036,654
RSP Permian, Inc.*(a)	137,830	2,791,058
Scorpio Tankers, Inc. (Monaco)	323,220	2,963,927
Southwestern Energy Co.*(a)	269,645	3,421,795
Suncor Energy, Inc. (Canada)	438,882	11,726,927

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.	113,065	$4,047,727

		74,948,976

Paper & Forest Products — 0.4%
Deltic Timber Corp.	38,015	2,273,677
International Paper Co.	61,235	2,314,071
KapStone Paper and Packaging Corp.	130,834	2,160,069
Norbord, Inc. (Canada)	125,800	1,804,280

		8,552,097

Pharmaceuticals — 5.8%
Allergan PLC*	21,963	5,969,763
AstraZeneca PLC (United Kingdom)	112,682	7,146,110
AstraZeneca PLC (United Kingdom), ADR(a)	6,045	192,352
Bristol-Myers Squibb Co.	578,754	34,262,237
Eisai Co. Ltd. (Japan)	58,765	3,467,226
Johnson & Johnson	219,930	20,530,465
Merck & Co., Inc.	504,298	24,907,278
Mylan NV*(a)	87,113	3,507,169
Ono Pharmaceutical Co. Ltd. (Japan)	36,400	4,315,782
Phibro Animal Health Corp. (Class A Stock) .	50,450	1,595,734
Roche Holding AG (Switzerland)	42,918	11,393,508
UCB SA (Belgium)	30,664	2,402,314

		119,689,938

Professional Services — 0.2%
FTI Consulting, Inc.*	78,350	3,252,309
Mistras Group, Inc.*	113,760	1,461,816

		4,714,125

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	58,756	5,169,353
Corrections Corp. of America	56,464	1,667,947
DiamondRock Hospitality Co.	128,870	1,424,013
Education Realty Trust, Inc.	55,130	1,816,533
Equity Lifestyle Properties, Inc.	54,497	3,191,889
Grivalia Properties REIC AE (Greece)	332,236	2,955,643
Hibernia REIT PLC (Ireland)	831,332	1,177,890
Intu Properties PLC (United Kingdom)	235,076	1,173,319
Kite Realty Group Trust	58,455	1,391,814
Mid-America Apartment Communities, Inc.	26,665	2,183,064
Summit Hotel Properties, Inc.	145,281	1,695,429
Weyerhaeuser Co.	165,909	4,535,952

		28,382,846

Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd. (Japan)	59,321	6,027,298
Realogy Holdings Corp.*	111,005	4,177,118
Vonovia SE (Germany)	185,027	5,955,316

		16,159,732

Real Estate Services — 0.4%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	469,666	8,085,317

Road & Rail — 2.3%
AMERCO	9,350	3,678,945
Canadian National Railway Co. (Canada)	279,907	15,894,607
DSV A/S (Denmark)	87,377	3,265,011
Genesee & Wyoming, Inc. (Class A Stock)*	140,552	8,303,812
Kansas City Southern	12,000	1,090,560

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	173,410	$15,331,178

		47,564,113

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	455,040	13,714,906
Lam Research Corp.	21,799	1,424,129
Marvell Technology Group Ltd. (Bermuda)(a)	257,100	2,326,755
Maxim Integrated Products, Inc.	219,512	7,331,701
Sumco Corp. (Japan)	153,200	1,374,040

		26,171,531

Software — 2.6%
Activision Blizzard, Inc.	174,395	5,387,062
FactSet Research Systems, Inc.	38,616	6,171,223
Microsoft Corp.	710,747	31,457,662
Oracle Corp.	52,451	1,894,530
ServiceNow, Inc.*	12,018	834,650
Symantec Corp.	102,800	2,001,516
Verint Systems, Inc.*	27,036	1,166,603
Workday, Inc. (Class A Stock)*(a)	28,611	1,970,153
Xura, Inc.*	131,900	2,951,922

		53,835,321

Specialty Retail — 4.1%
Advance Auto Parts, Inc.	118,743	22,505,361
Ascena Retail Group, Inc.*(a)	169,575	2,358,788
AutoZone, Inc.*(a)	8,370	6,058,457
CarMax, Inc.*	20,432	1,212,026
Cato Corp. (The) (Class A Stock)	71,210	2,423,276
CST Brands, Inc.	70,890	2,386,157
Home Depot, Inc. (The)	107,749	12,443,932
Lowe’s Cos., Inc.	131,291	9,048,576
Rent-A-Center, Inc.	147,355	3,573,359
Ross Stores, Inc.	28,620	1,387,211
Stage Stores, Inc.(a)	143,105	1,408,153
Tiffany & Co.	24,512	1,892,817
TJX Cos., Inc. (The)	214,101	15,291,093
Urban Outfitters, Inc.*(a)	105,510	3,099,884

		85,089,090

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	32,480	3,582,544
Diebold, Inc.	87,380	2,601,303
SanDisk Corp.	25,082	1,362,705
Western Digital Corp.	27,027	2,147,025

		9,693,577

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)(a)	90,122	1,635,115
Crocs, Inc.*	330,485	4,271,519
PVH Corp.	32,155	3,277,881
Ralph Lauren Corp.	9,909	1,170,847
Samsonite International SA	894,900	2,915,623

		13,270,985

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	200,100	2,601,300

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	324,465	17,902,536

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Netherlands)*	48,065	$1,838,006
Fastenal Co.(a)	39,526	1,447,047
GATX Corp.	44,780	1,977,037
MSC Industrial Direct Co., Inc. (Class A Stock)	90,246	5,507,713

		10,769,803

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SE (France)	112,568	1,533,688

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	4,348,580	6,491,225

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	175,375	3,925,437
SoftBank Group Corp. (Japan)	35,210	1,628,104

		5,553,541

TOTAL COMMON STOCKS (cost $1,666,135,151)		1,688,457,046

TOTAL LONG-TERM INVESTMENTS (cost $1,666,135,151)		1,688,457,046

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 24.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $350,671,694; includes $81,412,951 of cash collateral for securities on loan)(b)(w)	350,671,694	$350,671,694

	Notional Amount (000)#
OPTIONS PURCHASED*(l) — 7.6%
Put Options
S&P 500 Index, expiring 12/24/15,
Strike Price $2,050.00	535	81,801,500
expiring 06/21/17,
Strike Price $1,900.00	535	73,027,500

TOTAL OPTIONS PURCHASED (cost $84,188,028)		154,829,000

TOTAL SHORT-TERM INVESTMENTS (cost $434,859,722)		505,500,694

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.0% (cost $2,100,994,873)		2,193,957,740

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(l) — (3.8)%
Put Options
S&P 500 Index,
expiring 12/24/15, Strike Price $1,900.00	535	$(39,055,000)
expiring 06/22/16, Strike Price $1,700.00	535	(37,610,500)

TOTAL OPTIONS WRITTEN (premiums received $44,907,472)		(76,665,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.2% (cost $2,056,087,401)		2,117,292,240
Liabilities in excess of other assets(x) — (3.2)%		(66,380,480)

NET ASSETS — 100.0%		$2,050,911,760

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,309,660; cash collateral of $81,412,951 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
Long Position:
2,135	S&P 500 E-Mini	Dec. 2015	$208,002,738	$203,753,725	$(4,249,013)

(1)	Cash of $9,821,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$41,493,631	$2,617,538	$—
Air Freight & Logistics	15,939,974	—	—
Airlines	1,440,399	820,381	—
Auto Components	1,989,084	755,677	—
Automobiles	5,876,221	—	—
Banks	116,541,326	30,888,374	—
Beverages	33,172,594	9,330,886	—
Biotechnology	3,548,619	—	—
Building Products	20,214,903	5,586,808	—
Capital Markets	30,306,636	6,261,451	—
Chemicals	25,096,490	846,360	—
Commercial Services & Supplies	27,384,463	—	—
Communications Equipment	43,511,041	—	—
Construction & Engineering	5,699,652	1,102,393	—
Construction Materials	1,011,345	7,817,125	—
Consumer Finance	5,889,629	—	—
Containers & Packaging	35,259,520	9,608,287	—
Diversified Consumer Services	4,706,958	6,998,303	—
Diversified Financial Services	14,909,135	4,758,767	—
Diversified Telecommunication Services	8,489,336	18,922,614	—
Electric Utilities	14,103,942	9,005,671	—
Electrical Equipment	16,682,554	2,902,111	—
Electronic Equipment, Instruments & Components	11,549,232	—	—
Energy Equipment & Services	6,547,342	—	—
Food & Staples Retailing	6,628,743	7,290,151	—
Food Products	39,898,594	9,040,641	—
Gas Utilities	16,072,142	1,184,652	—
Health Care Equipment & Supplies	25,954,544	—	—
Health Care Providers & Services	41,671,608	—	—
Health Care Technology	4,846,539	—	—
Hotels, Restaurants & Leisure	21,734,523	4,229,088	—
Household Durables	31,793,332	1,639,861	—
Independent Power & Renewable Electricity Producers	—	3,954,312	—
Industrial Conglomerates	12,719,801	1,286,956	—
Insurance	120,512,135	9,842,425	—
Internet & Catalog Retail	21,799,886	1,292,328	—
Internet Software & Services	25,266,568	5,731,414	—
IT Services	40,377,655	2,575,081	—
Life Sciences Tools & Services	3,415,861	—	—
Machinery	29,494,361	—	—
Marine	—	7,515,986	—
Media	5,260,663	9,254,040	—
Metals & Mining	435,787	815,898	—
Multiline Retail	3,408,376	160,835	—
Multi-Utilities	15,065,137	5,690,610	—
Oil, Gas & Consumable Fuels	70,568,542	4,380,434	—
Paper & Forest Products	8,552,097	—	—
Pharmaceuticals	90,964,998	28,724,940	—
Professional Services	4,714,125	—	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$24,253,884	$4,128,962	$—
Real Estate Management & Development	4,177,118	11,982,614	—
Real Estate Services	8,085,317	—	—
Road & Rail	44,299,102	3,265,011	—
Semiconductors & Semiconductor Equipment	24,797,491	1,374,040	—
Software	53,835,321	—	—
Specialty Retail	85,089,090	—	—
Technology Hardware, Storage & Peripherals	9,693,577	—	—
Textiles, Apparel & Luxury Goods	11,635,870	1,635,115	—
Thrifts & Mortgage Finance	2,601,300	—	—
Tobacco	—	17,902,536	—
Trading Companies & Distributors	10,769,803	—	—
Transportation Infrastructure	—	1,533,688	—
Water Utilities	—	6,491,225	—
Wireless Telecommunication Services	—	5,553,541	—
Affiliated Money Market Mutual Fund	350,671,694	—	—
Options Purchased	154,829,000	—	—
Options Written	(76,665,500)	—	—
Other Financial Instruments*
Futures	—	(4,249,013)	—

Total	$1,840,593,110	$272,450,117	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$19,489,586	L1 to L2	Official Close to Model Price
Common Stocks	$8,016,585	L2 to L1	Model Price to Official Close

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.7%
COMMON STOCKS — 54.7%
Australia — 0.1%
Karoon Gas Australia Ltd.*	10,196	$11,940

Canada — 0.5%
Methanex Corp.	1,225	40,621
Norbord, Inc.	1,615	23,163
Trican Well Service Ltd.	6,400	3,261
Uranium Participation Corp.*	2,640	9,792

		76,837

China — 0.1%
Alibaba Group Holding Ltd., ADR*	212	12,502

France — 2.0%
BNP Paribas SA	2,701	159,020
Societe Generale SA	3,355	149,939

		308,959

Germany — 1.9%
Grand City Properties SA	3,092	59,445
Vonovia SE	6,855	220,636
Wacker Chemie AG	214	16,277

		296,358

Greece — 0.1%
Tsakos Energy Navigation Ltd.	1,988	16,162

Hong Kong — 0.1%
GCL-Poly Energy Holdings Ltd.*	97,000	18,790

Isle of Man — 0.3%
Optimal Payments PLC*	8,938	43,828

Italy — 0.4%
Immobiliare Grande Distribuzione SIIQ SpA, REIT	66,540	59,705

Japan — 29.8%
Aeon Delight Co. Ltd.	2,630	75,954
Aizawa Securities Co. Ltd.	8,310	50,468
Amano Corp.	4,770	55,062
Asahi Group Holdings Ltd.	1,080	35,039
Bandai Namco Holdings, Inc.	950	22,048
Canon, Inc.	890	25,746
Daiichikosho Co. Ltd.	2,025	71,775
Daito Trust Construction Co. Ltd.	1,071	108,819
Dena Co. Ltd.	3,110	57,720
Eisai Co. Ltd.	400	23,601
Fuji Heavy Industries Ltd.	997	35,877
Funai Electric Co. Ltd.	5,150	47,660
GLP J-Reit, REIT	67	64,107
Hi-Lex Corp.	1,470	43,114
HIS Co. Ltd.	710	23,214
Hitachi High-Technologies Corp.	790	17,106
Hosiden Corp.	10,070	53,314
Inaba Denki Sangyo Co. Ltd.	2,910	87,804
Isuzu Motors Ltd.	3,760	37,758
ITOCHU Corp.	3,050	32,242
Japan Airlines Co. Ltd.	1,130	39,985
Japan Digital Laboratory Co. Ltd.	4,010	55,265
Japan Petroleum Exploration Co. Ltd.	8,905	235,253
Japan Tobacco, Inc.	1,160	35,983
JGC Corp.	2,890	38,342
KDDI Corp.	1,000	22,383
Kinden Corp.	8,260	104,763
Kuroda Electric Co. Ltd.	5,300	98,374

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kyokuto Securities Co. Ltd.	4,900	$65,681
Melco Holdings, Inc.	3,200	52,392
Mitsubishi UFJ Financial Group, Inc.	52,560	317,580
Namura Shipbuilding Co. Ltd.	6,350	46,400
Nichicon Corp.	3,870	27,814
Nintendo Co. Ltd.	400	67,421
Nippo Corp.	4,460	76,014
Nippon Ceramic Co. Ltd.	2,130	31,501
Nippon Telegraph & Telephone Corp.	1,820	64,107
Nippon Television Holdings, Inc.	6,370	102,916
Nissin Kogyo Co. Ltd.	4,590	68,762
NSD Co. Ltd.	5,810	71,350
Pal Co. Ltd.	2,350	68,057
PanaHome Corp.	18,350	119,329
Paramount Bed Holdings Co. Ltd.	2,330	69,286
San-In Godo Bank Ltd. (The).	8,150	79,778
Sankyo Co. Ltd.	2,370	84,315
Sekisui House Ltd.	6,320	98,996
Shimamura Co. Ltd.	290	31,237
SoftBank Group Corp.	200	9,248
Sony Financial Holdings, Inc.	8,520	139,838
Star Micronics Co. Ltd.	3,000	40,973
Sumco Corp.	5,385	48,298
Sumitomo Mitsui Financial Group, Inc.	1,660	62,948
T&D Holdings, Inc.	7,190	84,927
Tachi-S Co. Ltd.	5,250	68,400
Taihei Dengyo Kaisha Ltd.	3,090	31,795
Taikisha Ltd.	1,860	42,101
Takuma Co. Ltd.	7,870	59,352
Tenma Corp.	1,940	31,862
Tokai Rika Co. Ltd.	3,580	73,916
Tokio Marine Holdings, Inc.	1,730	64,633
Tokyo Ohka Kogyo Co. Ltd.	1,370	36,318
Tokyo Seimitsu Co. Ltd.	910	16,898
Toshiba Machine Co. Ltd.	7,830	24,574
Toyota Industries Corp.	2,510	119,398
TS Tech Co. Ltd.	2,120	57,822
TV Asahi Holdings Corp.	5,970	91,289
Ushio, Inc.	4,720	56,703
Wellnet Corp.	2,965	58,470
Xebio Co. Ltd.	2,880	51,673
Yamato Kogyo Co. Ltd.	2,700	54,128
Yamazen Corp.	8,410	69,533
Yondoshi Holdings, Inc.	2,180	53,073

		4,589,882

Netherlands
NXP Semiconductors NV*	79	6,879

Singapore — 0.1%
Avago Technologies Ltd.	119	14,876

Thailand — 0.1%
Fabrinet*	386	7,075

United Kingdom — 0.1%
Fiat Chrysler Automobiles NV*	1,445	18,782

United States — 19.1%
ACI Worldwide, Inc.*	983	20,761
Advance Auto Parts, Inc.	127	24,070
AECOM*	236	6,492
Allergan PLC*	57	15,493
Amazon.com, Inc.*	85	43,511

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
AMERISAFE, Inc.	429	$21,334
Anthem, Inc.	152	21,280
Aramark	382	11,322
Arena Pharmaceuticals, Inc.*	6,212	11,865
Avon Products, Inc.	2,571	8,356
Banner Corp.	348	16,624
Broadridge Financial Solutions, Inc.	379	20,978
Buffalo Wild Wings, Inc.*	78	15,088
Builders FirstSource, Inc.*	1,454	18,437
Burlington Stores, Inc.*	301	15,363
Cantel Medical Corp.	437	24,778
Capstone Turbine Corp.*	24,592	8,361
CareView Communications, Inc.*	36,468	12,395
CBRE Group, Inc. (Class A Stock)*	488	15,616
CDW Corp.	357	14,587
Celgene Corp.*	103	11,142
Chipotle Mexican Grill, Inc.*	21	15,125
CIGNA Corp.	173	23,358
Clorox Co. (The)	124	14,326
Cobalt International Energy, Inc.*	6,235	44,144
Continental Resources, Inc.*	349	10,111
Corindus Vascular Robotics, Inc.*	9,038	27,927
Coupons.com, Inc.*	4,160	37,440
Cross Country Healthcare, Inc.*	732	9,963
CVS Health Corp.	233	22,480
Cypress Semiconductor Corp.*	3,607	30,732
CyrusOne, Inc., REIT	514	16,787
D.R. Horton, Inc.	646	18,967
DISH Network Corp. (Class A Stock)*	12	700
Domino’s Pizza, Inc.	125	13,489
Dunkin’ Brands Group, Inc.	279	13,671
Dyax Corp.*	309	5,899
E*Trade Financial Corp.*	518	13,639
Eli Lilly & Co.	343	28,706
Ellie Mae, Inc.*	229	15,245
EnerNOC, Inc.*	3,552	28,061
Envestnet, Inc.*	230	6,893
Envision Healthcare Holdings, Inc.*	428	15,746
EPAM Systems, Inc.*	152	11,327
Expedia, Inc.	163	19,182
Facebook, Inc. (Class A Stock)*	279	25,082
Fidelity National Information Services, Inc.	215	14,422
FleetCor Technologies, Inc.*	71	9,771
FleetMatics Group PLC*	355	17,427
Fortinet, Inc.*	278	11,809
Fortune Brands Home & Security, Inc.	329	15,618
Generac Holdings, Inc.*	316	9,508
G-III Apparel Group Ltd.*	251	15,477
Gilead Sciences, Inc.	113	11,095
Global Payments, Inc.	158	18,127
Gogo, Inc.*	1,887	28,833
Google, Inc. (Class A Stock)*	43	27,450
Graphic Packaging Holding Co.	1,202	15,374
Groupon, Inc.*	7,353	23,971
GrubHub, Inc.*	300	7,302
HCA Holdings, Inc.*	299	23,131
Heidrick & Struggles International, Inc.	1,840	35,788
Hertz Global Holdings, Inc.*	984	16,462
Hewlett-Packard Co.	66	1,690
Home BancShares, Inc.	470	19,035
Humana, Inc.	144	25,776

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Huntington Bancshares, Inc.	1,614	$17,108
IAC/InterActiveCorp.	120	7,832
ICU Medical, Inc.*	177	19,382
Imax Corp.*	223	7,535
Incyte Corp.*	83	9,157
Interactive Brokers Group, Inc. (Class A Stock)	412	16,262
iRobot Corp.*	744	21,680
Jack in the Box, Inc.	204	15,716
Kate Spade & Co.*	1,373	26,238
KLX, Inc.*	276	9,864
Kroger Co. (The)	725	26,151
L Brands, Inc.	182	16,404
Laredo Petroleum, Inc.*	1,582	14,918
Las Vegas Sands Corp.	599	22,744
LendingClub Corp.*	1,436	18,998
Lennar Corp. (Class A Stock)	345	16,605
Liberty Interactive Corp. (Class A Stock)*	486	12,748
LifeLock, Inc.*	1,290	11,300
LifePoint Health, Inc.*	158	11,202
LogMeIn, Inc.*	201	13,700
Louisiana-Pacific Corp.*	1,762	25,091
Lowe’s Cos., Inc.	264	18,195
MarketAxess Holdings, Inc.	275	25,542
Markit Ltd.*	345	10,005
MAXIMUS, Inc.	189	11,257
McDermott International, Inc.*	5,553	23,878
Medtronic PLC	116	7,765
Merit Medical Systems, Inc.*	843	20,156
Michael Kors Holdings Ltd.*	179	7,561
Micron Technology, Inc.*	2,559	38,334
Mobileye NV*	270	12,280
Molina Healthcare, Inc.*	262	18,039
Mondelez International, Inc. (Class A Stock) .	526	22,024
Monster Beverage Corp.*	165	22,298
Monster Worldwide, Inc.*	3,376	21,674
MSCI, Inc.	259	15,400
Mylan NV*	262	10,548
Natus Medical, Inc.*	287	11,322
Netflix, Inc.*	200	20,652
Newfield Exploration Co.*	421	13,851
Nielsen Holdings PLC	384	17,076
NIKE, Inc. (Class B Stock)	138	16,970
Northrop Grumman Corp.	161	26,718
Nutrisystem, Inc.	503	13,340
O’Reilly Automotive, Inc.*	82	20,500
Owens Corning	177	7,418
Palo Alto Networks, Inc.*	74	12,728
Pandora Media, Inc.*	676	14,426
Papa John’s International, Inc.	226	15,476
Patterson-UTI Energy, Inc.	822	10,801
Pioneer Natural Resources Co.	401	48,778
Popeyes Louisiana Kitchen, Inc.*	236	13,301
Portola Pharmaceuticals, Inc.*	1,378	58,730
Post Holdings, Inc.*	6	355
Proofpoint, Inc.*	216	13,029
Regeneron Pharmaceuticals, Inc.*	28	13,024
Repligen Corp.*	194	5,403
Rice Energy, Inc.*	115	1,858
Royal Caribbean Cruises Ltd.	153	13,631
Ruth’s Hospitality Group, Inc.	961	15,607

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Sabre Corp.	366	$9,948
Scorpio Bulkers, Inc.*	4,446	6,491
Shutterstock, Inc.*	487	14,727
Sirona Dental Systems, Inc.*	174	16,241
Six Flags Entertainment Corp	240	10,987
South State Corp.	236	18,141
Southwestern Energy Co.*	1,017	12,906
Springleaf Holdings, Inc.*	584	25,532
SS&C Technologies Holdings, Inc.	259	18,140
Starbucks Corp.	299	16,995
Stratasys Ltd.*	1,009	26,728
SunEdison, Inc.*	4,949	35,534
SunPower Corp.*	1,509	30,240
SVB Financial Group*	109	12,594
Synovus Financial Corp.	680	20,128
Tangoe, Inc.*	1,602	11,534
Team Health Holdings, Inc.*	144	7,780
Tesoro Corp.	154	14,975
TherapeuticsMD, Inc.*	17,565	102,931
Thermo Fisher Scientific, Inc.	129	15,774
Total System Services, Inc.	433	19,671
Tribune Media Co. (Class A Stock)	328	11,677
Tyler Technologies, Inc.*	91	13,587
Ultragenyx Pharmaceutical, Inc.*	58	5,586
Under Armour, Inc. (Class A Stock)*	174	16,840
UnitedHealth Group, Inc.	182	21,114
Universal Health Services, Inc. (Class B Stock)	164	20,469
Universal Insurance Holdings, Inc.	722	21,328
Vail Resorts, Inc.	104	10,887
Valero Energy Corp.	199	11,960
Virtusa Corp.*	261	13,392
Visa, Inc. (Class A Stock)	350	24,381
Wayfair, Inc. (Class A Stock)*	174	6,100
Webster Financial Corp.	436	15,535
Whiting Petroleum Corp.*	838	12,796
WisdomTree Investments, Inc.	463	7,468
Wynn Resorts Ltd.	226	12,005
XPO Logistics, Inc.*	1,200	28,596
Yelp, Inc.*	158	3,422
Zeltiq Aesthetics, Inc.*	384	12,300
Zillow Group, Inc. (Class A Stock)*	129	3,706
Zillow Group, Inc. (Class C Stock)*	755	20,385
Zoetis, Inc.	140	5,765

		2,932,800

TOTAL COMMON STOCKS (cost $9,018,849)		8,415,375

EXCHANGE TRADED FUNDS — 4.6%
iShares MSCI Japan ETF	9,116	104,196
SPDR S&P Regional Banking ETF	14,700	605,346
TOTAL EXCHANGE TRADED FUNDS (cost $745,590)		709,542

	Shares	Value
PREFERRED STOCK — 0.9%
United States — 0.9%
SunEdison, Inc., Series A, CVT, 6.750% (cost $200,000)	200	$132,000

Interest Rate	Maturity Date		Principal Amount (000)#
CONVERTIBLE BONDS — 1.1%
United States — 1.1%
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/24			132	83,160
SunEdison, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/18			37	27,866
2.750%	01/01/21			37	26,108
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20			63	35,871

					173,005

TOTAL CONVERTIBLE BONDS (cost $338,033)					173,005

FOREIGN GOVERNMENT BONDS — 13.7%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.000%	08/21/35		AUD	525	458,807
Brazil Notas do Tesouro Nacional (Brazil),
Notes
15.882%	08/15/22		BRL	105	66,638
Mexican Udibonos (Mexico),
Bonds
4.500%	11/22/35		MXN	4,434	1,578,223

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,268,831)					2,103,668

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	02/15/43	(k)		525	459,049
1.375%	02/15/44	(k)		1,300	1,350,665

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,853,835)					1,809,714

TOTAL LONG-TERM INVESTMENTS (cost $14,425,138)					13,343,304

Shares
SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $1,676,557)(w)	1,676,557	1,676,557

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Counterparty		Notional Amount (000)		Value
OPTIONS PURCHASED* — 1.0%
Call Options — 0.9%
Euro STOXX 50 Index,
expiring 12/16/16, Strike Price $3,550.00		EUR	4		$42,254
FTSE MIB Index,
expiring 12/16/16, Strike Price $23,000.00		EUR	—	(r)	18,652
expiring 12/16/16, Strike Price $24,000.00		EUR	—	(r)	68,863
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,500.00			3		675
S&P 500 Index,
expiring 12/16/16, Strike Price $2,600.00			8		80

					130,524

Put Options — 0.1%
Currency Option EUR vs USD, expiring 10/15/15, @ FX Rate 1.29	Barclays Capital Group	EUR	55		9,204
Currency Option USD vs MXN, expiring 11/12/15, @ FX Rate 1.35	JPMorgan Chase		157		12,497

					21,701

TOTAL OPTIONS PURCHASED (cost $309,368)					152,225

TOTAL SHORT-TERM INVESTMENTS (cost $1,985,925)					1,828,782

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.6% (cost $16,411,063)					15,172,086

	Counterparty		Notional Amount (000)#
OPTIONS WRITTEN* — (0.9)%
Call Options — (0.9)%
Currency Option USD vs MXN, expiring 11/12/15, @ FX Rate 1.25	JPMorgan Chase		94		(12,143)
FTSE MIB Index, expiring 12/16/16,
Strike Price $30,000.00		EUR	—	(r)	(1,888)
Russell 2000 Index, expiring 12/16/16,
Strike Price $1,250.00			3		(9,930)
S&P 500 Index, expiring 12/16/16,
Strike Price $2,075.00			8		(56,800)
expiring 12/16/16,
Strike Price $2,100.00			8		(49,600)

					(130,361)

TOTAL OPTIONS WRITTEN (premiums received $286,246)					(130,361)

Value

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.7% (cost $16,124,817)	$15,041,725

Other assets in excess of other liabilities(x) — 2.3%	352,582

NET ASSETS — 100.0%	$15,394,307

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
10	10 Year U.S. Treasury Notes	Dec. 2015	$1,273,437	$1,287,344	$13,907
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	476,319	481,219	4,900
44	Euro STOXX 50	Dec. 2015	1,562,647	1,519,717	(42,930)
12	FTSE/MIB Index	Dec. 2015	1,442,459	1,423,955	(18,504)
3	KOSPI 200 Index	Dec. 2015	295,242	299,165	3,923
8	Nikkei 225 Index	Dec. 2015	1,199,817	1,159,672	(40,145)

					(78,849)

Short Positions:
2	10 Year Japanese Bonds	Dec. 2015	2,464,287	2,470,054	(5,767)
9	ASX SPI 200 Index	Dec. 2015	792,641	790,745	1,896
186	BIST National 30 Index	Oct. 2015	570,309	565,621	4,688
3	CAC40 10 Euro	Oct. 2015	151,638	149,224	2,414
4	FTSE 100 Index	Dec. 2015	364,239	364,178	61
27	FTSE Bursa Malaysia KLCI Index	Oct. 2015	487,186	492,152	(4,966)
27	FTSE/JSE Top 40 Index	Dec. 2015	856,836	882,466	(25,630)
39	Japanese Yen Currency	Dec. 2015	4,069,650	4,067,213	2,437
2	S&P 500 E-Mini	Dec. 2015	196,889	190,870	6,019
8	S&P/TSX 60 Index	Dec. 2015	936,547	935,182	1,365
9	SGX CNX Nifty Index	Oct. 2015	139,793	143,568	(3,775)
31	TOPIX Index	Dec. 2015	3,777,302	3,647,439	129,863

					108,605

					$29,756

(1)	Cash of $340,000 and U.S. Treasuy obligations with a combined market value of $796,715 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts atSeptember 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/30/15	Bank of America	AUD	175	$122,459	$122,626	$167
Expiring 10/30/15	National Australia Bank Ltd.	AUD	498	345,517	348,958	3,441
Canadian Dollar,
Expiring 10/30/15	Deutsche Bank AG	CAD	940	703,843	704,273	430
Hong Kong Dollar,
Expiring 12/16/15	Hong Kong & Shanghai Bank	HKD	265	34,191	34,192	1
Expiring 12/16/15	Westpac Banking Corp.	HKD	54	6,969	6,968	(1)
Japanese Yen,
Expiring 10/30/15	Commonwealth Bank of Australia	JPY	4,691	39,072	39,118	46
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	4,691	39,068	39,118	50
Expiring 10/30/15	State Street Bank	JPY	4,691	39,072	39,118	46
Expiring 10/30/15	Westpac Banking Corp.	JPY	4,691	39,075	39,117	42
Swiss Franc,
Expiring 10/30/15	Deutsche Bank AG	CHF	114	116,857	117,093	236

				$1,486,123	$1,490,581	4,458

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/30/15	National Australia Bank Ltd.	AUD	649	$450,283	$454,767	$(4,484)
Expiring 10/30/15	National Australia Bank Ltd.	AUD	219	151,944	153,457	(1,513)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 10/30/15	Commonwealth Securities & Investment	GBP	77	$116,831	$116,464	$367
Expiring 10/30/15	Hong Kong & Shanghai Bank	GBP	77	117,446	116,464	982
Euro,
Expiring 10/30/15	Citigroup Global Markets	EUR	894	1,005,335	999,413	5,922
Expiring 10/30/15	Citigroup Global Markets	EUR	285	320,493	318,605	1,888
Expiring 10/30/15	Citigroup Global Markets	EUR	144	161,933	160,979	954
Hong Kong Dollar,
Expiring 12/16/15	Commonwealth Bank of Australia	HKD	319	41,152	41,159	(7)
Japanese Yen,
Expiring 10/30/15	Commonwealth Bank of Australia	JPY	18,597	154,639	155,078	(439)
Expiring 10/30/15	Commonwealth Bank of Australia	JPY	14,138	117,757	117,895	(138)
Expiring 10/30/15	Commonwealth Bank of Australia	JPY	8,111	67,557	67,636	(79)
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	14,137	117,737	117,887	(150)
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	8,111	67,551	67,637	(86)
Expiring 10/30/15	State Street Bank	JPY	14,137	117,748	117,886	(138)
Expiring 10/30/15	State Street Bank	JPY	8,111	67,557	67,636	(79)
Expiring 10/30/15	Westpac Banking Corp.	JPY	14,137	117,759	117,886	(127)
Expiring 10/30/15	Westpac Banking Corp.	JPY	8,111	67,564	67,637	(73)
Mexican Peso,
Expiring 10/30/15	Royal Bank of Canada	MXN	27,076	1,565,449	1,597,480	(32,031)
Swiss Franc,
Expiring 10/30/15	UBS AG	CHF	801	822,804	822,732	72
Expiring 10/30/15	UBS AG	CHF	76	78,069	78,062	7

				$5,727,608	$5,756,760	(29,152)

						$(24,694)

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
Bank of America	7/20/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Discretionary Select Sector SPDR	$1,185	$—	$1,185
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Discretionary Select Sector SPDR	118	—	118
Bank of America	9/20/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Discretionary Select Sector SPDR	1,317	—	1,317
Bank of America	7/14/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Staples SPDR	(245)	—	(245)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Staples SPDR	$29	$—	$29
Bank of America	9/20/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Consumer Staples SPDR	424	—	424
Bank of America	8/24/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Energy Select Sector SPDR	1,670	—	1,670
Bank of America	9/01/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Energy Select Sector SPDR	2,333	—	2,333
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Energy Select Sector SPDR	879	—	879
Bank of America	9/20/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Health Care Select Sector SPDR	4,145	—	4,145
Bank of America	10/19/15	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	21,865	—	21,865
Bank of America	4/29/16	(6)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	—	—	—
Bank of America	4/29/16	(8)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	—	—	—
Bank of America	5/03/16	(3)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	—	—	—
Bank of America	5/06/16	(4)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	—	—	—

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Bank of America	7/14/16	(2)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	$2,305	$—	$2,305
Bank of America	9/05/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on industrial Select Sector SPDR	—	—	—
Bank of America	8/12/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares DJ US Real Estate ETF	(596)	—	(596)
Bank of America	7/15/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares US Real Estate ETF	(210)	—	(210)
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares US Real Estate ETF	(302)	—	(302)
Bank of America	7/19/16	(3)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares US Telecommunications ETF	3,711	—	3,711
Bank of America	8/12/16	(2)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares US Telecommunications ETF	2,143	—	2,143
Bank of America	9/13/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on iShares US Telecommunications ETF	1,247	—	1,247
Bank of America	7/19/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Materials Select Sector SPDR	2,658	—	2,658
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Materials Select Sector SPDR	591	—	591
Bank of America	5/04/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Powershares S&P 500 High Beta	(1)	—	(1)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Total return swap agreements outstanding at September 30, 2015 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements (cont’d.):
Bank of America	7/14/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Powershares S&P 500 High Beta	$2,152	$—	$2,152
Bank of America	9/01/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Powershares S&P 500 High Beta	342	—	342
Bank of America	10/03/16	(2)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Powershares S&P 500 High Beta	(773)	—	(773)
Bank of America	9/13/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Technology Select Sector SPDR	1,369	—	1,369
Bank of America	5/05/16	8	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Technology Select Sector SPDR	—	—	—
Bank of America	7/14/16	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Utilities Select Sector SPDR	(1,906)	—	(1,906)
Bank of America	9/13/16	—(r)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Utilities Select Sector SPDR	(643)	—	(643)
Bank of America	8/15/17	(1)	Receive payments based on one month LIBOR BBA and pay variable payments based on total return rate on Utilities Select Sector SPDR	(1,561)	—	(1,561)

				$44,246	$—	$44,246

(r)	Less than $500 par.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,940	$—
Canada	76,837	—	—
China	12,502	—	—
France	—	308,959	—
Germany	—	296,358	—
Greece	16,162	—	—
Hong Kong	—	18,790	—
Isle of Man	—	43,828	—
Italy	—	59,705	—
Japan	—	4,589,882	—
Netherlands	6,879	—	—
Singapore	14,876	—	—
Thailand	7,075	—	—
United Kingdom	—	18,782	—
United States	2,932,800	—	—
Exchange Traded Funds	709,542	—	—
Preferred Stocks —
United States	132,000	—	—
Convertible Bonds	—	173,005	—
Foreign Government Bonds	—	2,103,668	—
U.S. Treasury Obligations	—	1,809,714	—
Affiliated Money Market Mutual Fund	1,676,557	—	—
Options Purchased	130,524	21,701	—
Options Written	(118,218)	(12,143)	—
Other Financial Instruments*
Futures	29,756	—	—
OTC Forward Foreign Currency Contracts	—	(24,694)	—
OTC Total Return Swaps	—	44,246	—

Total	$5,627,292	$9,463,741	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Foreign Government Bonds	13.7%
U.S. Treasury Obligation	11.7
Affiliated Money Market Mutual Fund	10.9
Banks	5.8
Exchange Traded Fund	4.6
Oil, Gas & Consumable Fuels	2.9
Auto Components	2.8
Real Estate Management & Development	2.6
Semiconductors & Semiconductor Equipment	2.4
Insurance	2.2
Household Durables	2.1
Internet Software & Services	2.0
Software	2.0
Construction & Engineering	1.9
Media	1.9
Trading Companies & Distributors	1.9
IT Services	1.7
Hotels, Restaurants & Leisure	1.6
Specialty Retail	1.5
Health Care Equipment & Supplies	1.4
Electronic Equipment, Instruments & Components	1.3
Health Care Providers & Services	1.3
Pharmaceuticals	1.2
Machinery	1.1

Capital Market	1.1%
Technology Hardware, Storage & Peripherals	1.0
Real Estate Investment Trusts	0.9
Internet & Catalog Retail	0.9
Textiles, Apparel & Luxury Goods	0.9
Biotechnology	0.9
Call Options	0.8
Chemicals	0.8
Leisure Products	0.7
Automobiles	0.6
Energy – Alternate Sources	0.6
Oil & Gas	0.5
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Diversified Telecommunication Services	0.4
Beverages	0.4
Metals & Mining	0.4
Professional Services	0.3
Food & Staples Retailing	0.3
Paper & Forest Products	0.3
Consumer Finance	0.3
Building Products	0.3
Diversified Financial Services	0.3
Airlines	0.3
Energy Equipment & Services	0.2
Aerospace & Defense	0.2
Tobacco	0.2
Wireless Telecommunication Services	0.2
Air Freight & Logistics	0.2

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Food Products	0.1%
Put Options	0.1
Road & Rail	0.1
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Multiline Retail	0.1
Household Products	0.1
Communications Equipment	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Personal Products	0.1

98.6
Options Written	(0.9)
Other assets in excess of other liabilities	2.3

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 09/30/15
Equity contracts	$70,831
Foreign exchange contracts	(12,699)
Interest rate contracts	13,040

Total	$71,172

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITY
Non-Residential Mortgage-Backed Securities
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A (cost $499,886)
1.588%(c)	02/22/21	500	$501,571

CORPORATE BONDS — 27.5%
Australia — 0.1%
Macquarie Bank Ltd.,
Sub. Notes, 144A
6.625%	04/07/21	1,000	1,120,887

Canada — 0.5%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	4,525	4,974,337

Denmark — 0.5%
Danske Bank A/S,
Sub. Notes, MTN, RegS
2.750%(c)	05/19/26	EUR 2,350	2,673,553
ISS Global A/S,
Sr. Unsec’d. Notes, MTN, RegS
1.125%	01/09/20	EUR 1,700	1,892,732

			4,566,285

France — 1.7%
Aeroports de Paris,
Sr. Unsec’d. Notes, RegS
1.500%	07/24/23	EUR 2,000	2,260,979
BPCE SA,
Sub. Notes, RegS
2.750%(c)	07/08/26	EUR 3,000	3,335,141
Credit Agricole SA,
Sub. Notes, RegS
2.625%	03/17/27	EUR 1,550	1,586,223
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	450	478,420
Sr. Unsec’d. Notes, MTN, RegS
2.250%	04/27/21	EUR 2,300	2,738,684
RCI Banque SA,
Sr. Unsec’d. Notes, MTN, RegS
3.000%	05/09/19	GBP 2,275	3,467,870
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN, RegS
4.625%	03/30/27	EUR 1,400	1,972,673

			15,839,990

Germany — 0.8%
Bayer US Finance LLC,
Gtd. Notes, 144A
2.375%	10/08/19	2,800	2,836,271
BMW Finance NV,
Gtd. Notes, MTN, RegS
1.750%	11/20/17	GBP 1,760	2,633,914
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
7.375%	12/04/19	GBP 500	913,238

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Talanx AG,
Sr. Unsec’d. Notes, RegS
2.500%	07/23/26	EUR	1,000	$1,169,576

				7,552,999

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Gtd. Notes, RegS
3.625%	10/31/24		1,000	985,467

Ireland — 0.4%
AIB Mortgage Bank,
Covered Bonds, MTN, RegS
2.250%	03/26/21	EUR	1,500	1,820,574
Bank of Ireland Mortgage Bank,
Covered Bonds, RegS
1.750%	03/19/19	EUR	1,275	1,492,897

				3,313,471

Italy — 1.6%
Assicurazioni Generali SpA,
Sr. Unsec’d. Notes, MTN, RegS
5.125%	09/16/24	EUR	1,950	2,694,503
Sub. Notes, MTN, RegS
7.750%(c)	12/12/42	EUR	1,300	1,706,837
FCA Capital Ireland PLC,
Gtd. Notes, MTN, RegS
2.625%	04/17/19	EUR	3,975	4,546,481
Hera SpA,
Sr. Unsec’d. Notes, MTN, RegS
2.375%	07/04/24	EUR	1,275	1,468,492
Intesa Sanpaolo SpA,
Gtd. Notes
3.875%	01/15/19		475	492,276
Sr. Unsec’d. Notes, MTN, RegS
2.000%	06/18/21	EUR	1,375	1,542,390
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.000%	07/15/20	EUR	1,950	2,146,257

				14,597,236

Japan — 0.2%
SoftBank Group Corp.,
Gtd. Notes, RegS
4.000%	07/30/22	EUR	1,400	1,490,655

Netherlands — 1.7%
ABN AMRO Bank NV,
Sub. Notes, MTN, RegS
2.875%(c)	06/30/25	EUR	2,400	2,702,944
Achmea Bank NV,
Sr. Unsec’d. Notes, MTN, RegS
2.750%	02/18/21	EUR	2,375	2,804,893
Achmea BV,
Jr. Sub. Notes, MTN, RegS
4.250%(c)	12/29/49	EUR	1,000	997,909
Sr. Unsec’d. Notes, MTN, RegS
2.500%	11/19/20	EUR	3,500	4,114,859
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
4.625%	12/01/23		1,200	1,239,830

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
ING Bank NV,
Sub. Notes, MTN, RegS
4.125%(c)	11/21/23		3,800	$3,889,479

				15,749,914

Portugal
Caixa Geral de Depositos SA,
Covered Bonds, MTN, RegS
1.000%	01/27/22	EUR	400	449,568

Sweden — 0.4%
Swedbank AB,
Sub. Notes, MTN
2.375%(c)	02/26/24	EUR	2,975	3,375,942

Switzerland — 0.7%
Credit Suisse,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		2,100	2,103,482
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.800%	09/15/22		2,335	2,332,336
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,740	1,731,638

				6,167,456

United Kingdom — 5.0%
Abbey National Treasury Services PLC,
Covered Bonds, MTN, RegS
5.125%	04/14/21	GBP	825	1,441,389
Gtd. Notes
2.350%	09/10/19		3,900	3,947,350
Gtd. Notes, MTN, RegS
1.125%	01/14/22	EUR	2,075	2,243,587
Aviva PLC,
Sub. Notes, MTN, RegS
3.875%(c)	07/03/44	EUR	2,150	2,343,635
Barclays Bank PLC,
Sr. Unsec’d. Notes
3.750%	05/15/24		1,700	1,718,562
Sub. Notes, RegS
6.625%	03/30/22	EUR	925	1,265,174
BAT International Finance PLC,
Gtd. Notes, RegS, 144A
3.500%	06/15/22		2,100	2,158,313
3.950%	06/15/25		1,750	1,820,161
BP Capital Markets PLC,
Gtd. Notes
2.500%	11/06/22		2,275	2,168,414
CNH Industrial Finance Europe SA,
Gtd. Notes, MTN, RegS
2.750%	03/18/19	EUR	2,475	2,665,476
HSBC Bank PLC,
Sr. Unsec’d. Notes, RegS
4.125%	08/12/20		1,125	1,219,019
HSBC Holdings PLC,
Sub. Notes, MTN, RegS
3.000%	06/30/25	EUR	500	547,970

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Imperial Tobacco Finance PLC,
Gtd. Notes, RegS
3.500%	02/11/23		1,500	$1,464,606
Gtd. Notes, MTN, RegS
5.000%	12/02/19	EUR	1,875	2,425,317
Jaguar Land Rover Automotive PLC,
Gtd. Notes, RegS
5.000%	02/15/22	GBP	625	936,427
Nationwide Building Society,
Sub. Notes, MTN, RegS
4.125%(c)	03/20/23	EUR	2,200	2,598,784
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		3,250	3,542,139
Scottish Widows PLC,
Sub. Notes, RegS
5.500%	06/16/23	GBP	1,000	1,565,789
Sky PLC,
Gtd. Notes, RegS, 144A
3.750%	09/16/24		1,050	1,034,970
Gtd. Notes, MTN, RegS
1.500%	09/15/21	EUR	1,550	1,695,888
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		725	681,500
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, RegS
5.125%	01/15/25	GBP	1,400	1,969,594
WPP Finance SA,
Gtd. Notes, MTN, RegS
2.250%	09/22/26	EUR	2,000	2,220,755
Yorkshire Building Society,
Sr. Unsec’d. Notes, MTN, RegS
1.250%	03/17/22	EUR	2,000	2,165,870

				45,840,689

United States — 13.8%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		4,625	4,571,984
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16		3,525	3,542,625
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		4,275	4,427,275
5.375%	01/31/44		1,250	1,358,939
American International Group, Inc.,
Jr. Sub. Notes
8.175%(c)	05/15/68		300	396,750
Sr. Unsec’d. Notes
3.875%	01/15/35		500	459,937
4.125%	02/15/24		4,650	4,885,192
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		2,900	2,870,713
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		2,700	2,634,131

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17		2,525	$2,729,384
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,725	1,711,811
3.875%	08/01/25		875	887,155
Sub. Notes, MTN
0.514%(c)	09/14/18	EUR	1,125	1,229,798
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	3,600	3,559,814
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22		2,100	2,101,109
4.908%	07/23/25		1,775	1,766,485
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		300	288,997
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.400%	02/18/20		3,550	3,532,783
Sub. Notes
4.450%	09/29/27		1,155	1,148,771
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		2,975	3,389,914
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20		1,450	1,473,206
3.500%	07/20/22		2,475	2,556,239
DH Europe Finance SA,
Gtd. Notes
1.700%	01/04/22	EUR	1,925	2,180,587
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25		850	859,565
4.450%	03/15/21		2,625	2,828,535
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21		1,750	1,965,852
General Electric Capital Corp.,
Gtd. Notes
5.300%	02/11/21		3,150	3,623,473
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		2,950	2,957,446
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19		1,500	1,509,726
2.750%	09/15/20		2,145	2,155,927
3.500%	01/23/25		1,025	1,008,762
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		1,025	1,043,985
Kinder Morgan, Inc.,
Gtd. Notes
1.500%	03/16/22		EUR 825	801,308

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.500%	07/15/22	2,100	$2,145,188
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	1,000	1,013,469
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	07/24/20	2,650	2,975,030
Sub. Notes
3.950%	04/23/27	2,250	2,166,925
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	09/01/22	450	554,905
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	3,000	3,033,876
3.375%	02/01/22	1,625	1,588,182
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	3,600	3,595,684
PNC Bank NA,
Sr. Unsec’d. Notes
2.600%	07/21/20	2,000	2,021,424
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	2,000	2,022,894
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	1,375	1,415,895
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	901,488
Prologis LP,
Gtd. Notes
1.375%	05/13/21	EUR 3,275	3,530,594
Republic Services, Inc.,
Gtd. Notes
4.750%	05/15/23	1,850	2,035,320
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	2,375	2,442,766
4.450%	06/12/25	2,625	2,746,682
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	1,075	1,065,201
4.875%	03/15/20	1,550	1,718,287
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,939,435
3.350%	07/15/22	975	1,006,297
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,985,842
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	1,250	1,278,000
4.272%	01/15/36	2,125	1,927,133
4.672%	03/15/55	125	107,637

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
3.150%	09/17/25		1,175	$1,190,264
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		2,125	2,108,871
3.550%	09/29/25		2,075	2,075,780
4.600%	04/01/21		1,350	1,481,491

				126,532,738
TOTAL CORPORATE BONDS (cost $253,833,665)				252,557,634
FOREIGN GOVERNMENT BONDS — 41.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
3.250%	04/21/25	AUD	3,110	2,298,305
3.250%	04/21/29	AUD	930	676,008
4.500%	04/15/20	AUD	9,015	7,011,414
5.500%	01/21/18	AUD	520	395,203
Austria Government Bond (Austria),
Sr. Unsec’d. Notes
3.650%	04/20/22	EUR	2,500	3,395,517
4.150%	03/15/37	EUR	740	1,232,713
Belgium Government Bond (Belgium),
Bonds
5.000%	03/28/35	EUR	805	1,408,702
Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR	375	600,391
Unsec’d. Notes
0.800%	06/22/25	EUR	2,280	2,522,899
Unsec’d. Notes, RegS
1.250%	06/22/18	EUR	350	405,877
3.000%	09/28/19	EUR	2,030	2,539,586
Bundesobligation (Germany),
Bonds, RegS
0.500%	10/13/17	EUR	15,000	17,017,029
1.000%	10/12/18	EUR	7,585	8,786,075
Bundesrepublik Deutschland (Germany),
Bonds, RegS
0.500%	02/15/25	EUR	3,625	4,039,299
2.500%	08/15/46	EUR	1,195	1,728,426
4.750%	07/04/34	EUR	3,280	5,924,612
Canadian Government Bond (Canada),
Bonds
1.750%	09/01/19	CAD	4,205	3,282,011
2.250%	06/01/25	CAD	835	670,440
3.500%	12/01/45	CAD	1,365	1,310,789
5.750%	06/01/33	CAD	2,515	2,914,875
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		350	356,475
Czech Republic Government Bond (Czech Republic),
Bonds, RegS
3.850%	09/29/21	CZK	10,660	537,088
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	154,287
1.750%	11/15/25	DKK	3,250	527,124

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.500%	11/15/39	DKK	3,730	$916,410
FADE - Fondo de Amortizacion del Deficit Electrico (Spain),
Asset Backed, MTN, RegS
1.875%	09/17/17	EUR	400	460,135
Finland Government Bond (Finland),
Sr. Unsec’d. Notes
1.500%	04/15/23	EUR	1,215	1,456,580
France Government Bond OAT (France),
Bonds, RegS
0.133%(s)	02/25/18	EUR	3,390	3,800,661
0.189%(s)	05/25/20	EUR	9,125	10,129,032
0.500%	05/25/25	EUR	7,325	7,884,314
1.000%	11/25/18	EUR	4,315	4,981,992
2.500%	05/25/30	EUR	645	824,295
3.250%	05/25/45	EUR	1,620	2,367,340
4.750%	04/25/35	EUR	1,940	3,301,033
Ireland Government Bond (Ireland),
Bonds
4.500%	10/18/18	EUR	1,000	1,271,568
Unsec’d. Notes, RegS
0.800%	03/15/22	EUR	1,235	1,392,057
Israel Government Bond - Fixed (Israel),
Bonds
4.250%	03/31/23	ILS	1,050	315,212
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.250%	05/15/18	EUR	4,840	5,402,771
0.700%	05/01/20	EUR	9,980	11,127,511
1.500%	06/01/25	EUR	8,290	9,090,219
2.500%	12/01/24	EUR	3,235	3,862,278
3.250%	09/01/46	EUR	295	359,384
4.750%	09/01/44	EUR	490	760,022
Bonds, RegS
4.000%	02/01/37	EUR	3,005	4,123,223
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	2,463,300	20,580,100
0.300%	09/20/18	JPY	1,875,000	15,758,815
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	12/20/24	JPY	2,506,000	20,919,298
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.800%	03/20/43	JPY	1,055,350	9,708,798
2.300%	03/20/39	JPY	695,850	7,012,154
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	06/20/33	JPY	1,879,000	17,566,571
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	390,900	361,511
4.000%	12/10/31	KRW	953,060	1,000,949
4.250%	06/10/21	KRW	3,906,660	3,732,246
5.500%	03/10/28	KRW	2,333,420	2,691,699
5.500%	12/10/29	KRW	450,000	534,273
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	3,020	655,616
3.502%	05/31/27	MYR	3,500	719,858

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	41,977	$3,163,115
Netherlands Government Bond (Netherlands),
Bonds
0.250%	01/15/20	EUR	2,690	3,037,840
2.000%	07/15/24	EUR	2,030	2,535,187
3.750%	01/15/42	EUR	660	1,125,589
4.000%	01/15/37	EUR	225	377,629
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
5.000%	03/15/19	NZD	245	168,803
Norway Government Bond (Norway),
Bonds
4.500%	05/22/19	NOK	17,950	2,397,649
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		550	602,908
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	2,700	836,896
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	04/21/21		425	478,571
Sr. Unsec’d. Notes, MTN
4.200%	04/15/20	EUR	460	600,360
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.800%	06/15/20	EUR	950	1,238,417
Province of British Columbia Canada (Canada),
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	2,900,260
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24		435	457,372
Unsec’d. Notes
3.450%	06/02/45	CAD	1,265	970,993
3.500%	06/02/24	CAD	3,220	2,640,472
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23		300	305,685
3.000%	09/01/23	CAD	1,235	979,199
3.500%	12/01/45	CAD	925	707,422
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
2.875%	10/28/24	EUR	165	187,510
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	1,405	1,066,795
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, RegS
3.375%	11/15/24	EUR	45	61,773
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	15,750	850,774
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,575,465
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
6.875%	05/27/19		250	278,730

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	1,740	$1,938,640
1.400%	01/31/20	EUR	5,245	6,022,786
Sr. Unsec’d. Notes
4.650%	07/30/25	EUR	1,330	1,855,060
4.700%	07/30/41	EUR	1,530	2,241,148
Unsec’d. Notes
1.600%	04/30/25	EUR	6,320	6,926,838
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	17,590	2,446,689
5.000%	12/01/20	SEK	7,165	1,074,207
Switzerland Government Bond (Switzerland),
Bonds, RegS
1.500%	04/30/42	CHF	405	501,783
2.000%	05/25/22	CHF	1,880	2,245,159
3.250%	06/27/27	CHF	1,555	2,196,242
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	30,730	899,533
4.675%	06/29/44	THB	15,000	482,303
Turkey Government Bond (Turkey),
Bonds
8.800%	11/14/18	TRY	3,445	1,070,958
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.350%	11/12/21	EUR	340	397,964
5.750%	03/22/24		790	818,835
United Kingdom Gilt (United Kingdom),
Bonds, RegS
1.000%	09/07/17	GBP	4,100	6,252,678
2.000%	07/22/20	GBP	5,040	7,907,558
2.000%	09/07/25	GBP	15,450	23,851,243
4.250%	12/07/27	GBP	715	1,357,856
4.250%	12/07/40	GBP	3,100	6,276,439
5.000%	03/07/25	GBP	6,150	12,031,216
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	3,630	6,641,448
3.750%	07/22/52	GBP	1,210	2,423,189
4.500%	09/07/34	GBP	3,385	6,829,604

TOTAL FOREIGN GOVERNMENT BONDS (cost $378,802,850)				379,037,860

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30-09/01/30		1,884	1,923,053
3.000%	06/01/30-07/01/45		5,914	6,032,121
3.500%	01/01/26-07/01/45		5,886	6,150,103
4.000%	06/01/42-09/01/45		4,392	4,683,203
4.500%	12/01/34-07/01/45		2,314	2,512,834
5.000%	11/01/41		199	219,537
5.500%	08/01/40		135	149,198
6.000%	11/01/37		28	31,243
Federal National Mortgage Assoc.
2.000%	04/01/30-08/01/30		583	581,726
2.500%	05/01/30-04/01/45		3,160	3,212,083
3.000%	06/01/30-09/01/45		12,374	12,679,006

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	11/01/25-09/01/45			12,513	$13,099,011
4.000%	04/01/25-08/01/45			8,955	9,572,743
4.500%	04/01/25-06/01/44			4,521	4,913,146
5.000%	07/01/28-12/01/43			3,669	4,045,221
5.500%	05/01/37-09/01/41			2,811	3,142,434
6.000%	02/01/36-05/01/41			1,406	1,588,975
Government National Mortgage Assoc.
3.000%	01/15/45-08/20/45			4,834	4,940,090
3.500%	07/15/42-09/20/45			8,157	8,560,295
4.000%	01/15/41-09/20/45			4,535	4,843,972
4.500%	04/15/40-08/20/45			2,784	3,012,935
5.000%	06/15/38-10/20/42			1,741	1,929,675
5.500%	03/15/37			73	81,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,437,870)					97,904,594

U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Bonds
3.000%	05/15/45			14,685	15,028,027
3.000%	11/15/44	(h)(k)		3,525	3,599,631
4.375%	05/15/40			8,390	10,767,818
4.500%	02/15/36			15,920	20,874,686
U.S. Treasury Notes
0.500%	07/31/17			34,440	34,376,320
0.750%	12/31/17			17,000	17,007,089
0.875%	04/30/17	(h)(k)		11,950	12,009,750
1.375%	04/30/20			10,845	10,873,804
1.500%	08/31/18			34,735	35,323,862
2.125%	05/15/25			1,820	1,830,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $160,824,102)					161,691,936

TOTAL LONG-TERM INVESTMENTS (cost $891,398,373)					891,693,595

			Shares
SHORT-TERM INVESTMENTS —8.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,779,466)(w)				62,779,466	62,779,466

			Principal Amount (000)#
FOREIGN TREASURY OBLIGATION — 1.6%
Canadian Treasury Bills (Canada) (cost $15,032,636)
0.350%(s)	10/08/15		CAD	20,000	14,985,538

	Counterparty	Notional Amount (000)		Value
OPTIONS PURCHASED*(j)
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 1.65% and receive a floating rate based on 6-month EURIBOR, expiring 12/29/15	JPMorgan Chase	EUR	11	$33,623
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, expiring 12/29/15	JPMorgan Chase		15	33,169

TOTAL OPTIONS PURCHASED (cost $76,241)				66,792

TOTAL SHORT-TERM INVESTMENTS (cost $77,888,343)				77,831,796

TOTAL INVESTMENTS — 105.5% (cost $969,286,716)				969,525,391
Liabilities in excess of other assets(x) — (5.5)%				(50,893,359)

NET ASSETS — 100.0%				$918,632,032

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
51	3 Year Australian Treasury Bonds	Dec. 2015	$10,950,073	$10,959,317	$9,244
119	10 Year U.S. Treasury Notes	Dec. 2015	15,217,756	15,319,391	101,635
131	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	20,832,631	21,013,219	180,588

					291,467

Short Positions:
39	5 Year Euro-Bobl	Dec. 2015	5,597,504	5,622,540	(25,036)
190	5 Year U.S. Treasury Notes	Dec. 2015	22,787,869	22,897,969	(110,100)
162	10 Year Australian Treasury Bonds	Dec. 2015	111,079,876	111,143,716	(63,840)
342	10 Year Canadian Government Bonds	Dec. 2015	36,222,539	36,337,340	(114,801)
16	10 Year Euro-Bund.	Dec. 2015	2,777,920	2,792,442	(14,522)
2	10 Year Japanese Bonds	Dec. 2015	2,464,855	2,470,054	(5,199)
73	10 Year Mini Japanese Government Bonds	Dec. 2015	8,995,615	9,018,130	(22,515)
73	10 Year U.K. Gilt	Dec. 2015	13,117,582	13,147,841	(30,259)
14	20 Year U.S. Treasury Bonds	Dec. 2015	2,174,287	2,202,813	(28,526)
1	30 Year Euro BUXL	Dec. 2015	172,667	174,025	(1,358)

					(416,156)

					$(124,689)

(1)	Cash of $508,206 and U.S. Treasury Securities with a combined market value of $2,478,594 have been segregated with Goldman Sachs & Co., to cover requirements for open contracts at September 30, 2015.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/30/15	Bank of America	AUD	1,988	$1,393,469	$1,393,030	$ (439)
Expiring 10/30/15	JPMorgan Chase	AUD	1,987	1,394,973	1,392,329	(2,644)
Expiring 10/30/15	Standard Chartered PLC	AUD	362	254,236	253,661	(575)
Expiring 10/30/15	UBS AG	AUD	1,550	1,086,969	1,086,115	(854)
British Pound,
Expiring 10/30/15	Citigroup Global Markets	GBP	205	310,463	310,068	(395)
Expiring 10/30/15	Hong Kong & Shanghai Bank	GBP	664	1,007,862	1,004,318	(3,544)
Expiring 10/30/15	UBS AG	GBP	517	783,876	781,977	(1,899)
Canadian Dollar,
Expiring 10/30/15	Barclays Capital Group	CAD	1,155	864,924	865,357	433
Expiring 10/30/15	Deutsche Bank AG	CAD	3,717	2,783,175	2,784,874	1,699
Expiring 10/30/15	Royal Bank of Canada	CAD	335	251,473	250,991	(482)
Euro,
Expiring 10/30/15	Deutsche Bank AG	EUR	185	206,319	206,813	494
Expiring 10/30/15	Goldman Sachs & Co.	EUR	905	1,012,840	1,011,710	(1,130)
Expiring 10/30/15	Goldman Sachs & Co.	EUR	640	720,250	715,464	(4,786)
Expiring 10/30/15	JPMorgan Chase	EUR	1,256	1,413,276	1,404,097	(9,179)
Expiring 10/30/15	State Street Bank	EUR	197	221,328	220,229	(1,099)
Expiring 10/30/15	UBS AG	EUR	1,267	1,417,991	1,416,394	(1,597)
Japanese Yen,
	Australia and New Zealand
Expiring 10/30/15	Banking Group	JPY	463,678	3,862,020	3,866,540	4,520
Expiring 10/30/15	Barclays Capital Group	JPY	493,400	4,140,387	4,114,387	(26,000)
Expiring 10/30/15	Deutsche Bank AG	JPY	86,150	722,929	718,392	(4,537)
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	463,678	3,861,634	3,866,540	4,906
Expiring 10/30/15	State Street Bank	JPY	463,678	3,862,020	3,866,540	4,520
Expiring 10/30/15	Westminster Research Associates LLC	JPY	463,678	3,862,374	3,866,540	4,166

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 10/30/15	Goldman Sachs & Co.	MXN	4,275	$251,116	$252,224	$1,108
Expiring 10/30/15	Royal Bank of Canada	MXN	4,275	247,167	252,224	5,057
New Zealand Dollar,
Expiring 10/30/15	Australia and New Zealand Banking Group	NZD	397	253,114	253,226	112
Expiring 10/30/15	Deutsche Bank AG	NZD	360	224,938	229,625	4,687
Expiring 10/30/15	UBS AG	NZD	740	470,372	472,008	1,636
Expiring 10/30/15	Westpac Banking Corp.	NZD	398	249,951	253,864	3,913
Norwegian Krone,
Expiring 10/30/15	State Street Bank	NOK	11,790	1,421,158	1,384,211	(36,947)
Singapore Dollar,
Expiring 10/30/15	UBS AG	SGD	455	319,724	319,393	(331)
South Korean Won,
Expiring 10/30/15	Deutsche Bank AG	KRW	993,430	831,287	837,171	5,884
Expiring 10/30/15	Deutsche Bank AG	KRW	978,110	817,135	824,262	7,127
Expiring 10/30/15	Goldman Sachs & Co.	KRW	1,190,565	995,456	1,003,300	7,844
Expiring 10/30/15	JPMorgan Chase	KRW	1,190,565	996,039	1,003,300	7,261
Expiring 10/30/15	JPMorgan Chase	KRW	547,937	460,088	461,751	1,663
Swedish Krona,
Expiring 10/30/15	Barclays Capital Group	SEK	12,120	1,450,931	1,449,012	(1,919)
Expiring 10/30/15	Goldman Sachs & Co.	SEK	5,640	672,918	674,293	1,375
Expiring 10/30/15	JPMorgan Chase	SEK	40,120	4,772,781	4,796,564	23,783
Swiss Franc,
Expiring 10/30/15	Barclays Capital Group	CHF	510	527,402	523,838	(3,564)
Expiring 10/30/15	UBS AG	CHF	388	398,562	398,527	(35)

				$50,794,927	$50,785,159	(9,768)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/30/15	Australia and New Zealand Banking Group	AUD	14,385	$9,980,457	$10,079,847	$(99,390)
Expiring 10/30/15	Barclays Capital Group	AUD	1,065	743,333	746,266	(2,933)
Expiring 10/30/15	JPMorgan Chase	AUD	4,482	3,134,204	3,140,623	(6,419)
British Pound,
Expiring 10/30/15	Barclays Capital Group	GBP	455	695,232	688,200	7,032
Expiring 10/30/15	Citigroup Global Markets	GBP	466	710,920	704,838	6,082
Expiring 10/30/15	Deutsche Bank AG	GBP	467	709,270	706,350	2,920
Expiring 10/30/15	Deutsche Bank AG	GBP	155	236,005	234,442	1,563
Expiring 10/30/15	Goldman Sachs & Co.	GBP	664	1,007,042	1,004,318	2,724
Expiring 10/30/15	Goldman Sachs & Co.	GBP	470	715,077	710,888	4,189
Expiring 10/30/15	Goldman Sachs & Co.	GBP	233	353,906	352,419	1,487
Expiring 10/30/15	JPMorgan Chase	GBP	7,700	11,742,731	11,646,462	96,269
Expiring 10/30/15	JPMorgan Chase	GBP	1,215	1,842,782	1,837,721	5,061
Expiring 10/30/15	JPMorgan Chase	GBP	466	710,228	704,837	5,391
Expiring 10/30/15	Morgan Stanley	GBP	233	353,951	352,418	1,533
Expiring 10/30/15	Royal Bank of Canada	GBP	32,824	49,878,631	49,647,203	231,428
Expiring 10/30/15	UBS AG	GBP	3,512	5,329,390	5,311,996	17,394
Expiring 10/30/15	Westminster Research Associates LLC	GBP	13,876	21,046,992	20,987,831	59,161
Canadian Dollar,
Expiring 10/08/15	Bank of America	CAD	20,000	15,089,044	14,986,257	102,787
Expiring 10/30/15	Citigroup Global Markets	CAD	2,812	2,114,634	2,106,825	7,809
Expiring 10/30/15	Deutsche Bank AG	CAD	19,351	14,489,433	14,498,281	(8,848)
Chinese Yuan,
Expiring 10/30/15	Barclays Capital Group	CNY	3,958	613,660	621,039	(7,379)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Yuan (cont’d.),
Expiring 10/30/15	Hong Kong & Shanghai Bank	CNY	3,928	$609,555	$616,331	$(6,776)
Expiring 10/30/15	JPMorgan Chase	CNY	4,591	710,088	720,361	(10,273)
Expiring 10/30/15	JPMorgan Chase	CNY	2,618	406,616	410,782	(4,166)
Expiring 10/30/15	Morgan Stanley	CNY	2,636	407,986	413,607	(5,621)
Czech Koruna,
Expiring 10/30/15	BNP Paribas	CZK	12,937	536,086	531,982	4,104
Danish Krone,
Expiring 10/30/15	JPMorgan Chase	DKK	4,023	607,141	602,904	4,237
Expiring 10/30/15	Morgan Stanley	DKK	6,922	1,048,045	1,037,361	10,684
Euro,
Expiring 10/30/15	Citigroup Global Markets	EUR	5,004	5,627,179	5,594,031	33,148
Expiring 10/30/15	Deutsche Bank AG	EUR	1,130	1,270,184	1,263,240	6,944
Expiring 10/30/15	Goldman Sachs & Co.	EUR	1,770	1,979,073	1,978,704	369
Expiring 10/30/15	Goldman Sachs & Co.	EUR	810	904,483	905,509	(1,026)
Expiring 10/30/15	Hong Kong & Shanghai Bank	EUR	905	1,016,713	1,011,710	5,003
Expiring 10/30/15	State Street Bank	EUR	168,346	188,244,329	188,195,970	48,359
Expiring 10/30/15	State Street Bank	EUR	38,185	42,900,469	42,687,459	213,010
Expiring 10/30/15	UBS AG	EUR	3,401	3,801,254	3,802,018	(764)
Israeli Shekel,
Expiring 10/30/15	BNP Paribas	ILS	1,241	315,117	316,431	(1,314)
Japanese Yen,
Expiring 10/30/15	Bank of America	JPY	171,850	1,424,510	1,433,031	(8,521)
Expiring 10/30/15	BNP Paribas	JPY	86,556	716,577	721,778	(5,201)
Expiring 10/30/15	Citigroup Global Markets	JPY	84,687	701,293	706,192	(4,899)
Expiring 10/30/15	Commerzbank Capital AG	JPY	1,959,422	16,320,221	16,339,321	(19,100)
Expiring 10/30/15	Deutsche Bank AG	JPY	199,300	1,662,637	1,661,933	704
Expiring 10/30/15	Deutsche Bank AG	JPY	85,933	711,526	716,582	(5,056)
Expiring 10/30/15	Deutsche Bank AG	JPY	51,000	423,617	425,281	(1,664)
Expiring 10/30/15	Goldman Sachs & Co.	JPY	121,800	1,014,848	1,015,672	(824)
Expiring 10/30/15	Goldman Sachs & Co.	JPY	86,557	716,775	721,786	(5,011)
Expiring 10/30/15	Goldman Sachs & Co.	JPY	72,100	602,164	601,231	933
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	1,959,423	16,318,598	16,339,330	(20,732)
Expiring 10/30/15	Hong Kong & Shanghai Bank	JPY	85,933	711,504	716,582	(5,078)
Expiring 10/30/15	JPMorgan Chase	JPY	2,665,690	22,314,872	22,228,782	86,090
Expiring 10/30/15	JPMorgan Chase	JPY	171,850	1,424,127	1,433,031	(8,904)
Expiring 10/30/15	JPMorgan Chase	JPY	121,800	1,015,736	1,015,671	65
Expiring 10/30/15	JPMorgan Chase	JPY	85,380	708,765	711,970	(3,205)
Expiring 10/30/15	JPMorgan Chase	JPY	54,817	453,839	457,110	(3,271)
Expiring 10/30/15	Morgan Stanley	JPY	178,600	1,486,846	1,489,318	(2,472)
Expiring 10/30/15	Morgan Stanley	JPY	85,934	711,521	716,590	(5,069)
Expiring 10/30/15	State Street Bank	JPY	1,959,423	16,320,229	16,339,330	(19,101)
Expiring 10/30/15	State Street Bank	JPY	86,150	712,341	718,392	(6,051)
Expiring 10/30/15	UBS AG	JPY	472,689	3,950,396	3,941,681	8,715
Expiring 10/30/15	UBS AG	JPY	296,900	2,471,814	2,475,803	(3,989)
Expiring 10/30/15	Westminster Research Associates LLC	JPY	1,959,423	16,321,724	16,339,329	(17,605)
Malaysian Ringgit,
Expiring 10/30/15	Bank of America	MYR	2,910	658,893	660,583	(1,690)
Expiring 12/16/15	JPMorgan Chase	MYR	3,270	756,594	740,185	16,409
Mexican Peso,
Expiring 10/30/15	Citigroup Global Markets	MXN	24,394	1,443,982	1,439,242	4,740
Expiring 10/30/15	Royal Bank of Canada	MXN	30,278	1,750,578	1,786,397	(35,819)
New Zealand Dollar,
Expiring 10/30/15	Westpac Banking Corp.	NZD	268	168,309	170,944	(2,635)
Norwegian Krone,
Expiring 10/30/15	JPMorgan Chase	NOK	13,446	1,589,876	1,578,634	11,242
Expiring 10/30/15	State Street Bank	NOK	7,241	872,825	850,133	22,692
Polish Zloty,
Expiring 10/30/15	Royal Bank of Canada	PLN	3,308	876,870	869,656	7,214

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 10/30/15	Barclays Capital Group	SGD	1,440	$1,007,324	$1,010,824	$(3,500)
Expiring 10/30/15	Barclays Capital Group	SGD	1,073	752,022	753,204	(1,182)
Expiring 10/30/15	Royal Bank of Canada	SGD	3,145	2,198,255	2,207,668	(9,413)
Expiring 10/30/15	Royal Bank of Canada	SGD	444	310,342	311,671	(1,329)
South African Rand,
Expiring 10/30/15	Bank of America	ZAR	22,643	1,614,794	1,625,228	(10,434)
Expiring 10/30/15	Citigroup Global Markets	ZAR	11,924	860,242	855,859	4,383
South Korean Won,
Expiring 10/30/15	Barclays Capital Group	KRW	1,698,210	1,416,060	1,431,096	(15,036)
Expiring 10/30/15	JPMorgan Chase	KRW	7,533,613	6,296,533	6,348,639	(52,106)
Expiring 10/30/15	JPMorgan Chase	KRW	5,958,947	4,980,440	5,021,655	(41,215)
Swedish Krona,
Expiring 10/30/15	JPMorgan Chase	SEK	18,585	2,210,921	2,221,938	(11,017)
Expiring 10/30/15	JPMorgan Chase	SEK	11,461	1,367,136	1,370,225	(3,089)
Swiss Franc,
Expiring 10/30/15	JPMorgan Chase	CHF	1,047	1,076,947	1,075,407	1,540
Expiring 10/30/15	UBS AG	CHF	3,813	3,916,795	3,916,453	342
Thai Baht,
Expiring 10/30/15	JPMorgan Chase	THB	50,789	1,391,289	1,397,750	(6,461)
Turkish Lira,
Expiring 10/30/15	Royal Bank of Canada	TRY	3,392	1,095,103	1,110,042	(14,939)

				$539,709,850	$539,176,620	533,230

						$523,462

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC swap agreements:
KRW	9,700,000	09/21/18	1.688%	3 month		$18,311	$—	$18,311	JPMorgan Chase
				KWCDC	(1)
KRW	7,154,340	09/21/18	1.768%	3 month		22,858	—	22,858	Deutsche Bank AG
				KWCDC	(1)
NOK	41,350	12/18/20	2.165%	6 month		9,529	—	9,529	JPMorgan Chase
				NIBOR	(1)
NOK	41,350	12/18/20	2.115%	6 month		7,213	—	7,213	Goldman Sachs & Co.
				NIBOR	(1)
SEK	59,930	09/19/19	0.975%	3 month		4,188	—	4,188	Citigroup Global Markets
				STIBOR	(1)
SEK	48,015	09/19/19	0.840%	3 month		(4,421)	—	(4,421)	JPMorgan Chase
				STIBOR	(1)
SEK	16,205	09/19/19	1.038%	3 month		2,357	—	2,357	JPMorgan Chase
				STIBOR	(1)
SEK	14,350	09/19/19	0.903%	3 month		(237)	—	(237)	JPMorgan Chase
				STIBOR	(1)
SEK	9,675	09/19/19	1.036%	3 month		1,384	—	1,384	JPMorgan Chase
				STIBOR	(1)
SEK	6,100	09/19/19	0.995%	3 month		573	—	573	Morgan Stanley
				STIBOR	(1)
SEK	6,635	12/16/25	2.310%	3 month		(595)	(575)	(20)	JPMorgan Chase
				STIBOR	(1)
SEK	6,630	12/16/25	2.310%	3 month		(595)	1,065	(1,660)	JPMorgan Chase
				STIBOR	(1)

						$60,565	$490	$60,075

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2015 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
EUR	690	09/16/25	1.650%	6 month EURIBOR(1)	$(3,092)	$2,012	$5,104
GBP	138,635	12/21/17	1.250%	6 month LIBOR(2)	(57,048)	(120,900)	(63,852)

					$(60,140)	$(118,888)	$(58,748)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

U.S. Treasury Securities with a combined market value of $1,188,594 have been segregated with Morgan Stanley to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$501,571	$—
Corporate Bonds	—	252,557,634	—
Foreign Government Bonds	—	379,037,860	—
U.S. Government Agency Obligations	—	97,904,594	—
U.S. Treasury Obligations	—	161,691,936	—
Affiliated Money Market Mutual Fund	62,779,466	—	—
Foreign Treasury Obligation	—	14,985,538	—
Options Purchased	—	66,792	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	523,462	—
Futures Contracts	(124,689)	—	—
OTC interest rate swaps	—	60,565	—
Exchange-traded interest rate swaps	—	(58,748)	—

Total	$62,654,777	$907,271,204	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Foreign Government Bonds	41.3%
U.S. Treasury Obligations	17.6
U.S. Government Agency Obligation	10.6
Banks	9.1
Affiliated Money Market Mutual Fund	6.9
Insurance	3.3
Agriculture	2.5
Auto Manufacturers	1.8
Foreign Treasury Obligation	1.6
Telecommunications	1.4
Diversified Financial Services	1.3
Media	1.2
Electric	1.0

Healthcare-Services	0.9%
Pharmaceuticals	0.8
Savings & Loans	0.5
Trucking & Leasing	0.5
Retail	0.4
Real Estate	0.4
Healthcare-Products	0.4
Miscellaneous Manufacturing	0.3
Engineering & Construction	0.3
Advertising	0.2
Oil & Gas	0.2
Foods	0.2
Environmental Control	0.2
Water	0.2
Commercial Services	0.2
Holding Companies-Diversified	0.1
Pipelines	0.1

105.5%
Liabilities in excess of other assets	(5.5)

100.0%

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 101.9%
ASSET-BACKED SECURITIES — 4.7%

Collateralized Loan Obligations — 0.2%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220		$8,220,000

						8,220,000

Non-Residential Mortgage-Backed Securities — 3.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170		8,289,756
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900	%(c)	04/10/28	1,563		1,610,890
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	7,629		7,690,411
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 144A	2.096	%(c)	10/27/31	16,983		16,983,000
Earnest Student Loan Investment Trust, Series C, Class A	4.050%		05/25/39	6,800		6,879,288
Earnest Student Loan Investment Trust, Series D, Class A	4.050%		09/01/39	1,500		1,501,515
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.899	%(c)	03/18/29	2,425		2,111,966
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,935		3,877,763
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.563	%(c)	06/19/29	1,175		1,022,250
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.702	%(c)	02/20/30	1,000		870,000
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.691	%(c)	02/20/32	1,350		1,239,478
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.686	%(c)	03/13/32	2,250		2,040,079
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.469	%(c)	03/26/29	10,500		9,658,331
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	2.035	%(s)	03/22/32	6,700		6,253,881
Northstar Education Finance, Inc., Series 2007-1, Class A6, Revenue Bonds	1.489	%(c)	01/29/46	5,925		5,451,273
SBA Small Business Investment Cos., Series 2015-10B, Class 1	2.829%		09/10/25	5,770		5,868,760
SLM Student Loan Trust, Series 2005-6, Class B	0.585	%(c)	01/25/44	2,465		2,056,801
SLM Student Loan Trust, Series 2007-7, Class B	1.045	%(c)	10/25/28	4,150		3,306,347
SLM Student Loan Trust, Series 2008-5, Class A4	1.995	%(c)	07/25/23	8,240		8,276,256
Social Professional Loan Program, Series 2015-C, Class R, 144A*	—%		08/25/36	—	(r)	8,050,000
South Carolina Student Loan Corp., Series 2010-1, Class A3, Revenue Bonds	1.326	%(c)	10/27/36	2,500		2,452,900
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,310		1,307,998
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	1,060		1,080,554

						107,879,497

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 1.2%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.889	%(c)	04/25/34	1,432	1,408,473
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.159	%(c)	05/25/34	7,380	$7,270,199
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.689	%(c)	10/25/35	5,000	4,073,410
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.769	%(c)	09/25/34	584	573,616
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	0.949	%(c)	07/25/44	8,579	8,165,827
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.204	%(c)	07/25/34	533	501,807
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071	%(c)	04/25/35	3,541	3,430,910
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.529	%(c)	07/25/36	1,045	865,125
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.302	%(c)	11/15/36	205	174,224
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305	%(c)	11/15/36	391	334,807
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803	%(c)	11/25/32	4,132	4,180,926
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.259	%(c)	12/25/33	1,167	1,093,974
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.099	%(c)	10/25/34	1,120	1,108,258
RAMP Series Trust, Series 2006-RZ4, Class A3	0.469	%(c)	10/25/36	3,350	2,889,767
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.439	%(c)	11/25/36	3,258	1,459,262
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.949	%(c)	01/25/35	2,383	2,135,106

					39,665,691

TOTAL ASSET-BACKED SECURITIES (cost $154,983,862)					155,765,188

BANK LOANS(c) — 3.2%

Aerospace & Defense
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	1,000	910,000
B/E Aerospace, Inc., Term Loan	4.000%		12/16/21	781	781,813

					1,691,813

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.250%		06/27/20	2,358	2,337,367

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%		10/09/19	618	609,802
Brickman Group Ltd. (The), Initial Term Loan, First Lien	4.000%		12/18/20	1,164	1,146,144
Monitronics International, Inc., Term Loan B	4.250%		03/23/18	1,332	1,323,190

					3,079,136

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%		04/16/20	2,091	2,076,517

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%	04/30/20	1,490	$1,485,810
Nielsen Finance LLC, Dollar Term Loan B-2	3.200%	04/15/21	1,830	1,833,477

				3,319,287

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Tranche Term Loan B-2	3.750%	06/30/19	2,549	2,483,826
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%	03/08/19	1,452	1,441,854
Virgin Media Investment Holdings Ltd., F Facility	3.500%	06/30/23	3,623	3,566,874

				7,492,554

Electric Utilities
EFS Cogen Holdings I LLC, Term Advance B	3.750%	12/17/20	757	756,114

Energy Equipment & Services — 0.3%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/09/16	11,540	11,496,725

Food & Staples Retailing — 0.1%
Aramark Services, Inc., LC-2 Facility Deposits (Extending)	3.650%	07/26/16	143	142,166
Aramark Services, Inc., U.S. Term Loan F	3.250%	02/24/21	2,049	2,033,144

				2,175,310

Health Care Providers & Services — 0.3%
Air Medical Group Holdings, Inc., Initial Term Loan	4.500%	04/16/22	1,496	1,474,741
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,184	1,182,702
MPH Acquisition Holdings LLC, Initial Term Loan	3.750%	03/31/21	3,271	3,226,584
Radnet Management, Inc., Tranche Term Loan B	4.250%	10/10/18	2,768	2,749,542

				8,633,569

Hotels, Restaurants & Leisure — 0.3%
Aristocrat International Pty Ltd. (Australia), Initial Term Loan	4.750%	10/20/21	410	410,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	10/25/20	2,493	2,488,757
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,176	4,172,052
Restaurant Brands International, Term Loan B-2	3.750%	12/12/21	3,396	3,386,554
Station Casinos LLC, Term Loan B	4.250%	03/01/20	295	293,755

				10,751,118

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Term Loan	2.750%	07/01/18	2,346	2,296,667

IT Services — 0.1%
First Data Corp., Second New Term Loan B	3.700%	09/24/18	350	346,865
First Data Corp., Term Loan C-1	3.700%	03/24/18	3,509	3,476,485
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,091,798

				4,915,148

Life Sciences Tools & Services — 0.1%
Patheon Inc., Term Loan B	4.250%	03/11/21	3,234	3,177,847

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%		07/30/20	2,009	$1,897,388

Media — 0.2%
CSC Holdings LLC, Term Loan B	2.694%		04/17/20	1,236	1,228,226
Univision Communications, Inc., Incremental Term Loan	4.000%		03/01/20	527	522,663
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%		03/01/20	3,965	3,926,761
Ziggo BV (Netherlands), B1 Facility	3.500%		01/15/22	1,002	985,004
Ziggo BV (Netherlands), B2 Facility	3.500%		01/15/22	646	634,755
Ziggo BV (Netherlands), B3 Facility	3.500%		01/15/22	1,062	1,043,946

					8,341,355

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Loan	3.750%		06/30/19	2,866	2,344,582
Schaeffler AG, Facility B	4.250%		05/12/20	1,327	1,325,264

					3,669,846

Multiline Retail — 0.2%
Dollar Tree, Inc., Term Loan B-1	3.500%		07/06/22	2,632	2,631,624
Neiman Marcus Group, Inc. (The), Other Term Loan	4.250%		10/25/20	2,734	2,672,953

					5,304,577

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B-2	4.250%		04/16/20	3,292	3,127,163

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International Inc., Tranche B Term Loan F-1	4.000%		03/13/22	2,826	2,792,597

Retail & Merchandising — 0.1%
J. Crew Group, Inc., Initial Loan	4.000%		03/05/21	490	378,197
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,906	1,900,168

					2,278,365

Specialty Retail — 0.4%
Academy Ltd., Initial Term Loan	5.000%		07/02/22	2,904	2,885,789
Party City Holdings Inc., Term Loan	4.250%		08/06/22	3,248	3,240,904
PetSmart, Inc., Tranche Term Loan B-1	4.250%		03/10/22	3,362	3,354,223
Staples, Inc., Term Loan B	—	%(p)	04/24/21	4,410	4,389,604

					13,870,520

TOTAL BANK LOANS (cost $107,089,343)					105,480,983

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,109,158
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 144A	3.218	%(c)	04/14/33	450	454,091
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.429	%(c)	12/25/36	3,034	2,742,561
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.715	%(c)	08/10/33	5,190	4,522,047
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ	5.273%		12/11/38	3,100	3,105,003

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 144A	6.184	%(c)	11/15/19	1,000	$996,043
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.571	%(c)	01/15/46	4,820	4,473,885
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.532	%(c)	01/15/46	500	503,449
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.207	%(c)	02/15/31	3,340	3,336,844
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	6,012,197
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.349	%(c)	12/10/49	1,630	1,520,247
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	324,011
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	973,812
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762	%(c)	10/10/46	390	423,345
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.254	%(c)	10/10/46	190	201,712
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.254	%(c)	10/10/46	490	428,608
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086	%(c)	04/12/35	1,650	1,662,616
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.195	%(c)	05/10/47	42,752	2,926,444
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.307	%(c)	06/15/34	4,760	4,725,661
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977	%(c)	02/10/34	4,660	4,280,191
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615	%(c)	01/15/49	1,379	1,447,216
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F, 144A	4.707	%(c)	03/15/17	4,010	3,952,573
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.029	%(c)	09/15/38	6,200	6,100,459
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	3,480	3,662,648
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,678,436
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.550	%(c)	05/08/31	2,940	2,886,760
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.206	%(c)	02/25/17	16,407	612,064
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.285	%(c)	03/25/24	108,954	2,022,299
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	630	624,630
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.340	%(c)	04/25/20	2,952	115,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.802	%(c)	07/25/21	6,751	533,389
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.712	%(c)	10/25/21	442	34,190
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	63,582	665,954
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.434	%(c)	06/25/21	5,807	5,808,962
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.457	%(c)	06/15/33	3,364	3,260,442
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.507	%(c)	05/15/34	7,859	7,228,396

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.387	%(c)	11/15/34	6,451	$6,120,287
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.755	%(c)	03/16/47	48,011	2,554,816
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.422	%(c)	03/16/55	30,879	1,485,849
Government National Mortgage Assoc., Series 2015-67, Class A	2.500%		03/16/50	3,907	3,971,542
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777%		05/10/50	6,760	6,833,569
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.151	%(c)	05/10/50	4,210	4,190,764
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,701	2,721,593
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.988	%(c)	08/10/45	13,720	13,766,428
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.929	%(c)	08/10/46	700	586,070
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(c)	11/10/46	1,210	1,328,765
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.432	%(c)	11/15/16	6,720	6,635,937
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.716	%(c)	12/12/44	2,937	2,808,748
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(c)	06/12/47	9,160	9,054,715
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.432	%(c)	10/15/19	2,400	2,389,020
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.498	%(c)	08/15/27	570	572,322
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.251	%(c)	11/15/45	840	895,069
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050	%(c)	01/15/47	540	589,246
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914	%(c)	11/15/47	3,310	3,433,198
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.773	%(c)	08/15/48	4,900	5,007,070
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729	%(c)	03/20/20	10,610	10,753,150
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 144A	3.127	%(c)	04/20/23	10,542	10,756,540
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802	%(c)	08/12/43	2,165	2,179,480
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193	%(c)	09/12/49	7,380	7,332,620
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	355,263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.385	%(c)	04/15/48	3,870	3,763,033
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	3,354,903
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,790	6,806,798
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	8,580	8,216,019

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.294	%(c)	06/14/31	1,200	$1,198,278
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825	%(c)	07/15/45	1,933	1,943,083
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.407	%(c)	12/15/43	432	418,847
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660	%(c)	04/15/47	2,819	2,869,351
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.435	%(c)	07/15/46	569	595,409
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	457,462
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,726,701
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.471	%(c)	11/15/47	3,570	3,508,314
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.685	%(c)	06/15/45	16,883	1,290,054
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.276	%(c)	05/15/45	3,755	3,455,407
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.133	%(c)	06/15/46	1,000	905,491
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.456	%(c)	03/15/47	12,004	857,972

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $240,990,973)					238,045,293

CORPORATE BONDS — 34.8%

Aerospace & Defense — 0.3%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,510	2,798,183
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,700,689
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,230	1,288,718
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	1,950	1,985,671

					8,773,261

Agriculture — 1.2%
Altria Group, Inc., Gtd. Notes(a)	2.850%		08/09/22	4,590	4,484,536
Altria Group, Inc., Gtd. Notes	5.375%		01/31/44	2,890	3,141,866
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,270	5,321,731
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	70	111,932
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	1,260	2,036,664
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,670	1,669,173
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	2,010	1,962,666
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%		11/15/21	2,880	2,895,373
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	2,230	2,236,001
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	1,860	1,913,071
Reynolds American, Inc., Gtd. Notes	3.250%		11/01/22	1,330	1,323,217
Reynolds American, Inc., Gtd. Notes	5.850%		08/15/45	5,450	6,063,507
Reynolds American, Inc., Gtd. Notes	6.150%		09/15/43	1,390	1,578,442
Reynolds American, Inc., Gtd. Notes, 144A	3.750%		05/20/23	1,340	1,346,068
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19	2,470	2,924,922

					39,009,169

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,179	$2,527,874
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,011	1,152,420
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	619	673,393

					4,353,687

Auto Manufacturers — 0.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,760	4,813,669
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,780	5,421,929
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	200	195,837
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	700	786,341
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,833,846
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	860	1,030,664
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	520	553,112
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	650	653,985
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	566,502
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	460	442,468
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	200	195,918
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,680	1,715,250
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	880	883,047
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN(a)	1.250%		10/05/17	3,780	3,784,672

					22,877,240

Auto Parts & Equipment — 0.1%
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	2,010	2,160,750

Banks — 9.9%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	2,240	2,222,302
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,810,769
Bank of America Corp., Jr. Sub. Notes	6.250	%(c)	09/29/49	5,500	5,376,250
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,730	2,757,737
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,080	4,215,032
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	520	586,495
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,368,754
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	529,663
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	5,400	5,358,712
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	3,550	3,599,313
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,030	4,148,107
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	6,680	6,983,219
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	6,800	7,058,849
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,300	3,636,211
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%		01/21/44	6,530	6,876,619
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.650%		05/01/18	1,640	1,789,415
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,575,693
Bank of America Corp., Sub. Notes	6.050%		05/16/16	320	329,143
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,406,842

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BBVA US Sr. SAU (Spain), Gtd. Notes	4.664%		10/09/15	610	$610,335
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,300	2,334,633
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,514,411
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	410	429,475
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,480	2,464,500
Citigroup, Inc., Jr. Sub. Notes(a)	5.900	%(c)	12/29/49	1,000	975,000
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	07/29/49	1,510	1,465,644
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/29/49	7,430	7,002,775
Citigroup, Inc., Series D, Jr. Sub. Notes(a)	5.350	%(c)	04/29/49	1,760	1,641,200
Citigroup, Inc., Series M, Jr. Sub. Notes(a)	6.300	%(c)	12/29/49	2,710	2,607,427
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.650%		07/30/45	8,820	8,797,474
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	305,825
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,750	4,777,241
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,440	3,421,448
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	770	801,192
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	8,330	9,060,408
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,189	1,363,081
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,020	1,127,621
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	4,040	4,042,897
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,900	1,922,785
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	4.625%		12/01/23	5,490	5,672,224
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	2,500	2,732,913
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(c)	12/29/49	3,885	4,776,607
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375	%(c)	10/29/49	5,040	5,721,408
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.875%		05/15/45	5,850	5,732,696
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000	%(c)	12/29/49	5,060	3,655,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.900%		07/19/18	400	410,381
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	2,610	2,686,374
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,460,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	4,520	4,607,647
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	7,260	8,098,407
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes	6.000%		06/15/20	3,750	4,309,676
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	352,431
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	8,170	9,851,729
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%		05/22/45	2,850	2,797,437
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	763,468
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	242,481
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375	%(c)	12/29/49	3,400	3,251,250

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	2,700	$2,678,373
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,532,822
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	3,150	3,415,202
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,000	1,005,407
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	5.017%		06/26/24	6,710	6,621,415
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,300,933
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	96,471
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	678,934
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,530	1,651,952
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	1,040	1,122,128
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	5,220	5,101,323
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	9,904
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	2,580	2,569,443
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	4,390	4,403,166
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	1,960	2,106,583
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.500%		11/04/24	5,700	5,729,925
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	5,830	5,859,150
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	555,217
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	5,200	5,666,747
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	818,920
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	4,572,745
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648	%(c)	08/29/49	420	522,900
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,482,596
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	5.125%		05/28/24	6,030	6,077,896
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.000%		12/19/23	4,400	4,684,535
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,560	1,688,244
Royal Bank of Scotland NV (Netherlands), Gtd. Notes	4.650%		06/04/18	1,150	1,187,017
Santander US Debt SA Unipersonal (Spain), Gtd. Notes, 144A.	3.781%		10/07/15	2,300	2,300,368
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	8,320	7,993,398
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	6,180	6,591,458
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	734,588
UBS Group Funding Jersey Ltd (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,850	2,836,303
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570	%(c)	03/29/49	9,260	9,075,263
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,006,710
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676	%(c)	06/15/16	2,120	2,164,473
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	6,840	7,506,223
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,600,814
Wells Fargo & Co., Sub. Notes, MTN	4.300%		07/22/27	8,270	8,428,296
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	4,030	3,969,115
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	4,670	5,090,697

					325,856,096

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	2.500%	07/15/22	7,100	$6,793,876
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	610	675,233
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.375%	01/15/20	3,880	4,333,692
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	3,500	3,486,875
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,980	3,309,463
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%	10/01/17	2,960	2,958,585
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	327,949
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	710	684,794
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%	11/01/18	992	1,172,682
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	6,580	6,911,777
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%	01/15/42	1,140	1,220,760

				31,875,686

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	920	922,697
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	630	671,691
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	2,290	2,324,563
Celgene Corp., Sr. Unsec’d. Notes	3.625%	05/15/24	510	507,787
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	6,150	6,151,144
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	5,520	5,475,277
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	830	844,364
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	2,410	2,421,219
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	3,700	3,786,084
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	760	730,394
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.750%	03/01/46	1,800	1,808,302

				25,643,522

Chemicals — 0.3%
Eagle Spinco, Inc., Gtd. Notes(a)	4.625%	02/15/21	4,300	3,638,961
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	530	573,526
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	1,870	1,589,500
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	580	625,357
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	871,959
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,107,491
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	2,490	2,328,150

				10,734,944

Coal
Arch Coal, Inc., Gtd. Notes	7.000%	06/15/19	3,140	235,500
Murray Energy Corp., Sec’d. Notes, 144A	11.250%	04/15/21	2,800	1,470,000

				1,705,500

Commercial Services — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	409,018
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	2,019,836
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	810	757,350
United Rentals North America, Inc., Gtd. Notes(a)	7.375%	05/15/20	570	598,500

				3,784,704

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (IR), Gtd. Notes	3.750%		05/15/19	2,760	$2,711,700
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	4,072	4,621,720
American Express Co., Sub. Notes	6.800	%(c)	09/01/66	4,810	4,864,113
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	3,210	3,499,962
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	349,652
General Electric Capital Corp., Gtd. Notes	5.300%		02/11/21	3,670	4,221,634
General Electric Capital Corp., Gtd. Notes, MTN	4.375%		09/16/20	2,380	2,625,747
General Electric Capital Corp., Gtd. Notes, MTN	4.625%		01/07/21	6,330	7,064,179
General Electric Capital Corp., Gtd. Notes, MTN	4.650%		10/17/21	340	382,428
General Electric Capital Corp., Gtd. Notes, MTN	6.375	%(c)	11/15/67	3,570	3,826,594
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	6,660	9,324,773
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	4,330	5,066,213
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,630	5,827,050
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%		02/01/43	360	376,499
Navient LLC, Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,920	1,838,400

					56,600,664

Electric — 1.5%
AES Corp. (The), Sr. Unsec’d. Notes	7.375%		07/01/21	2,361	2,449,537
AES Corp. (The), Sr. Unsec’d. Notes(a)	8.000%		06/01/20	1,679	1,897,270
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%		09/15/37	3,060	3,843,917
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%		01/15/24	1,820	1,874,600
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	238	254,065
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%		06/15/38	820	1,017,645
Duke Energy Progress, Inc., First Mortgage	2.800%		05/15/22	1,490	1,495,106
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,070	1,072,920
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%		03/15/23	4,140	4,161,644
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%		11/15/31	12,660	15,279,139
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20	330	367,125
Miran Mid-Atlantic Pass-Through Trust, Series C, Pass-Through Certificates(a)	10.060%		12/30/28	4,833	4,977,475
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%		03/01/37	2,770	3,292,059
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%		03/01/34	1,780	2,149,273
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%		10/15/18	930	1,102,575
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	1,520	1,635,263
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%		12/01/39	1,620	2,016,085

					48,885,698

Electronics — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.600%		08/15/21	1,330	1,367,035
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%		02/01/44	400	420,866

					1,787,901

Engineering & Construction
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%		05/08/42	420	413,270

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%		05/15/24	1,630	1,653,570
Waste Management, Inc., Gtd. Notes	4.600%		03/01/21	540	595,604

					2,249,174

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods — 0.6%
HJ Heinz Foods Co., Gtd. Notes, 144A(a)	5.200%	07/15/45	1,420	$1,503,850
HJ Heinz Foods Co., Sec’d. Notes, 144A	4.875%	02/15/25	526	561,347
Kraft Foods Group, Inc., Gtd. Notes	3.500%	06/06/22	1,710	1,744,617
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	3,747	4,185,021
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	3.950%	07/15/25	1,780	1,821,266
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	5.000%	07/15/35	1,620	1,692,234
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	520	654,430
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	900	923,522
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	4,200	4,352,313
Tyson Foods, Inc., Gtd. Notes(a)	5.150%	08/15/44	700	734,353
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	488,448
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,710	1,756,654
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	690	718,663

				21,136,718

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	491,219
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	2,025	2,056,973

				2,548,192

Healthcare-Products — 0.5%
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%	12/15/24	1,980	2,015,678
Becton Dickinson And Co., Sr. Unsec’d. Notes	4.685%	12/15/44	750	750,623
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	356,260
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	7,120	7,264,849
Medtronic, Inc., Gtd. Notes	4.450%	03/15/20	1,350	1,484,393
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.450%	08/15/45	3,780	3,494,304

				15,366,107

Healthcare-Services — 0.8%
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%	05/01/25	3,510	3,369,600
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	2,630	2,582,660
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	249,375
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,100	2,252,250
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25	800	792,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	2,540	2,870,200
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	550	555,500
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,254,825
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,250	1,232,663
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	670	644,007
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,932
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	670	703,307
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.750%	07/15/25	1,330	1,374,737
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	2,170	2,290,682
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,768,266
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	6.000%	02/15/18	1,420	1,564,894
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%	02/15/38	250	332,900
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	3,000	2,969,409
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	735	840,337

				27,657,544

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	$1,721,350

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	810	826,200

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	693,240
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	2,730	2,772,402
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	4,400	4,796,000
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,750	1,943,329
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,220	1,470,708
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	2,900	2,983,221
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	440	449,274

				15,108,174

Internet — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.950%	12/05/44	4,080	4,167,965
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/22	120	121,200
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.875%	02/15/25	680	698,700

				4,987,865

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	960	777,600
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.000%	02/25/22	740	673,400
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	2,150	1,896,171
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	3,564,354

				6,911,525

Leisure Time
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	880	897,054

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	3,380	3,489,850

Machinery-Diversified
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	503,303
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%	04/17/19	140	142,281
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	900	984,383

				1,629,967

Media — 2.0%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	590	637,840
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	308,085
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	446,023
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	3,835	3,688,791
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.375%	05/01/25	150	136,687
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	130	131,527

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(a)	6.484%	10/23/45	2,060	$2,078,231
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	111,629
Comcast Corp., Gtd. Notes	3.375%	02/15/25	790	797,743
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	3,020	3,043,227
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	187,411
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	526,745
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	357,455
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,500	2,749,600
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,470	1,871,948
Comcast Corp., Gtd. Notes	6.450%	03/15/37	720	911,184
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,371,290
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,560	2,053,277
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	33,995
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	2,098	1,877,710
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	384,375
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,270	2,008,950
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	5,115	4,344,553
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,770	2,784,687
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	760	832,635
Numericable-SFR (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,710	3,575,513
Numericable-SFR (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	720	693,000
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	3,135	3,222,219
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	890,543
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	232,859
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,890	1,798,951
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	440	432,335
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	1,100	1,152,119
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,680	3,122,929
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	730,721
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,517,855
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	772,023
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	1,808,213
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	5,660	7,349,878
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,028	2,098,980
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	1,210	1,185,356

				64,259,092

Mining — 1.4%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	3.850%	04/01/22	1,230	1,123,564
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	3,170	2,805,168
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%	04/01/19	4,020	4,501,584
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,010	981,404
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,163,863
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,850	1,871,186
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,340	6,096,742
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750%	03/01/22	4,200	3,911,250

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	1,200	$936,000
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,657,340
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	7,830	7,043,085
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	840	798,000
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	937,750
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	2.875%	04/16/20	3,240	2,592,000
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	2,480	2,541,412
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	490	546,717
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	470	574,976
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%	12/14/18	920	914,647
Southern Copper Corp., Sr. Unsec’d. Notes	5.250%	11/08/42	6,540	4,947,445

				46,944,133

Miscellaneous Manufacturing — 0.3%
Eaton Corp., Gtd. Notes	1.500%	11/02/17	850	849,053
Eaton Corp., Gtd. Notes	2.750%	11/02/22	5,750	5,596,049
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,990	1,836,991
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,200	1,243,556

				9,525,649

Oil & Gas — 3.4%
Anadarko Finance Co., Series B, Gtd. Notes	7.500%	05/01/31	190	231,829
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	4,860	5,244,572
Antero Resources Finance Corp., Gtd. Notes	5.375%	11/01/21	1,160	1,020,800
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,524	1,483,731
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	2,490	2,377,701
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,108,864
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	810,525
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	3,600	3,600,000
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	720	711,575
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	178,149
California Resources Corp., Gtd. Notes(a)	6.000%	11/15/24	3,230	1,923,869
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	3,260	2,271,813
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	102,900
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	8,500	8,088,999
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	10	9,525
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	630	600,075
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,784,820
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	570	657,615
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	690	599,179
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	297,500
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	1,200	1,202,238
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	2,990	2,871,183
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	2,930	2,654,630

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%		01/15/19	180	$201,508
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	640	786,653
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	20	24,471
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375%		06/26/26	4,100	3,577,250
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	5.875%		05/28/45	3,320	2,531,500
Ensco PLC, Sr. Unsec’d. Notes(a)	4.700%		03/15/21	160	134,736
Hess Corp., Sr. Unsec’d. Notes	8.125%		02/15/19	2,550	2,978,058
Kerr-McGee Corp., Gtd. Notes	7.875%		09/15/31	1,420	1,763,508
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	1,050	932,933
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%		03/01/19	4,260	5,003,225
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%		02/15/22	540	544,277
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%		06/15/45	1,310	1,318,925
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%		03/17/24	5,800	4,221,240
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%		01/27/16	960	943,200
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%		01/27/21	8,480	6,169,200
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%		01/20/20	2,501	1,865,621
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45	4,290	3,854,136
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%		06/15/35	6,250	5,859,375
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.500%		06/27/44	1,270	1,019,175
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%		05/01/23	2,640	2,207,040
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	1,440	1,324,800
Range Resources Corp., Gtd. Notes	5.000%		08/15/22	790	699,150
Range Resources Corp., Gtd. Notes(a)	5.000%		03/15/23	3,740	3,307,563
Range Resources Corp., Gtd. Notes, 144A	4.875%		05/15/25	730	650,613
Samson Investment Co., Gtd. Notes	9.750%		02/15/20	3,590	53,850
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%		11/01/18	760	592,800
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%		05/11/35	1,620	1,575,928
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		03/25/20	3,440	3,776,435
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		05/11/45	2,360	2,333,691
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%		05/17/17	1,880	1,906,390
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%		04/10/24	6,140	6,388,013
Statoil ASA (Norway), Gtd. Notes	3.125%		08/17/17	1,200	1,242,662
Transocean, Inc., Gtd. Notes	5.550%		12/15/16	210	207,375
Transocean, Inc., Gtd. Notes(a)	6.000%		03/15/18	1,630	1,491,450

					111,318,843

Oil & Gas Services — 0.3%
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%		11/15/18	2,650	3,073,825
Freeport-McMorgan Oil & Gas, Gtd. Notes	6.500%		11/15/20	450	405,846
Freeport-McMorgan Oil & Gas, Gtd. Notes	6.875%		02/15/23	4,771	4,221,142
SESI LLC, Gtd. Notes	7.125%		12/15/21	690	677,063

					8,377,876

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.241	%(c)	12/15/19	3,460	3,338,900

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	6.875%		02/15/21	1,545	$1,599,229
Rock-Tenn Co., Gtd. Notes	3.500%		03/01/20	690	714,289
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23	470	482,304

					6,134,722

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	4,250	4,262,627
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	3,820	3,767,540
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,940	1,917,762
Actavis Funding SCS, Gtd. Notes(a)	3.800%		03/15/25	3,150	3,043,023
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,070	984,465
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	1,710	1,552,601
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%		06/23/45	1,680	1,695,701
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	3,180	3,174,508
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	6.375%		05/15/38	1,770	2,247,394
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.750%		02/10/25	2,220	2,160,815
Perrigo Co. PLC, Gtd. Notes	4.000%		11/15/23	830	825,017
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%		03/15/19	1,530	1,747,356
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%		03/15/39	1,000	1,374,272
Teva Pharmaceutical Finance Co. BV (Israel), Series 2, Gtd. Notes	3.650%		11/10/21	91	92,105
Valeant Pharmaceuticals International Inc., Gtd. Notes, 144A	5.375%		03/15/20	4,330	4,208,219
Valeant Pharmaceuticals International Inc., Gtd. Notes, 144A	7.500%		07/15/21	390	401,700
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	520	555,444
Wyeth LLC, Gtd. Notes	5.950%		04/01/37	450	540,688
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%		02/01/23	1,960	1,882,406

					36,433,643

Pipelines — 0.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%		03/01/22	1,790	1,549,603
Enterprise Products Operating LLC, Series A, Gtd. Notes	8.375	%(c)	08/01/66	3,200	3,148,000
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%		01/31/19	4,320	4,845,105
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	790	891,106
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	183,932
Kinder Morgan, Inc., Gtd. Notes, MTN	7.750%		01/15/32	1,030	1,082,810
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	4.875%		12/01/24	3,450	3,156,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%		06/01/25	1,520	1,398,096
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%		02/15/23	920	891,250
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	434,493
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,830	1,875,329
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	442,685
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%		02/01/21	770	714,175
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%		05/15/24	1,150	1,023,500

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%	03/01/32	2,550	$2,772,187
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	1,066,966
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	3,063	3,112,320
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	410	390,092

				28,978,399

Real Estate — 0.2%
WEA Finance LLC /Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A(a)	3.750%	09/17/24	6,750	6,644,268

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	6.000%	04/01/22	2,060	2,090,900
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	8,340	8,202,957
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.875%	07/20/25	1,760	1,814,222
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	2,000	2,098,542
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45	4,680	5,030,780
CVS Health Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	645	692,246
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,150	1,298,817
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	732	868,623
Dollar Tree, Inc., Gtd. Notes, 144A	5.250%	03/01/20	860	881,844
Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23	790	819,625
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	101,568
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%	02/15/18	540	598,730
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	436,226

				24,935,080

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	3.900%	07/21/25	4,360	4,458,401

Semiconductors — 0.1%
Intel Corp., Sr. Unsec’d. Notes(a)	3.700%	07/29/25	850	872,066
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	1,150	1,190,443
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	348,703

				2,411,212

Software — 0.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,294,575
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,860	1,976,250
First Data Corp., Gtd. Notes	12.625%	01/15/21	1,450	1,647,563
First Data Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/01/20	1,275	1,332,375
Oracle Corp., Sr. Unsec’d. Notes(a)	1.200%	10/15/17	3,610	3,616,076

				9,866,839

Telecommunications — 2.8%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,108,139
America Movil SAB de CV (Mexico), Gtd. Notes(a)	5.625%	11/15/17	1,000	1,081,240
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	1,110	1,089,366
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.400%	05/15/25	14,610	13,945,187
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	2,010	1,725,243

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21		230	$245,513
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18		1,450	1,571,136
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		1,760	1,785,974
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25		5,560	5,544,782
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18		1,250	1,369,944
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		560	835,056
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.625%	04/01/20		1,300	1,209,806
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	5.800%	03/15/22		410	350,550
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19		1,000	995,000
CenturyLink, Inc., Sr. Unsec’d. Notes, 144A	5.625%	04/01/25		1,260	1,001,700
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%	03/23/16		2,670	2,730,953
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23		2,530	2,087,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21		340	313,650
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		1,560	1,212,900
Sprint Corp., Gtd. Notes	7.625%	02/15/25		4,940	3,825,413
Sprint Corp., Gtd. Notes	7.875%	09/15/23		4,840	3,917,375
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20		1,770	1,950,558
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17		180	194,311
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16		110	113,913
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22		1,150	1,085,993
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%	03/15/21		470	481,270
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20		380	411,648
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21		1,760	1,898,433
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23		3,690	4,076,306
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		4,970	5,693,612
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		20,146	23,801,371
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		252	253,575
West Corp., Gtd. Notes, 144A	5.375%	07/15/22		2,440	2,253,950

					91,161,117

Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19		2,410	2,361,800

TOTAL CORPORATE BONDS (cost $1,163,025,234)					1,142,802,886

FOREIGN GOVERNMENT BONDS — 9.2%
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	15.882%	08/15/50	BRL	8,439	4,880,507
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL	46,546	11,011,120
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	2.625%	01/05/23		670	542,700

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%		01/27/45		3,470	$2,593,825
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		6,870	5,564,700
China Government Bond (China), Sr. Unsec’d. Notes	3.380%		11/21/24	CNY	19,500	3,001,483
China Government Bond (China), Sr. Unsec’d. Notes	3.390%		05/21/25	CNY	15,000	2,337,151
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%		02/26/44		4,310	4,029,850
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		270	257,150
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24		887	939,074
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		04/25/22		3,640	3,466,758
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,067	1,101,648
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%		10/17/23		340	351,465
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		360	392,322
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	3.750%		09/01/24	EUR	53,620	70,240,385
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN	466,474	30,413,312
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	531,246	32,590,698
Mexican Bonos (Mexico), Bonds	8.000%		06/11/20	MXN	11,549	761,974
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	108,510	8,176,670
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	3.600%		01/30/25		4,820	4,717,575
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23		2,740	2,790,690
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	5.550%		01/21/45		11,290	11,558,137
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	5.625%		11/18/50		3,550	3,665,375
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37		610	699,975
Poland Government Bond (Poland), Bonds	3.250%		07/25/25	PLN	192,350	52,374,736
Poland Government International Bond (Poland), Sr. Unsec’d. Notes(a)	4.000%		01/22/24		9,340	9,877,050
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		7,450	7,894,169
Russian Foreign Bond (Russia), Sr Unsecured, RegS	7.500	%(c)	03/31/30		1,845	2,170,293
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes.	4.500%		04/04/22		2,800	2,800,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	7.500	%(c)	03/31/30		1,720	2,022,621
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	5.875%		09/16/25		7,845	8,354,925
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43		3,430	2,855,475
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,077	1,124,119
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		5,330	5,524,545

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	2,146	$2,293,537

TOTAL FOREIGN GOVERNMENT BONDS (cost $335,279,978)					303,376,014

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.512	%(c)	09/25/35	500	385,753
Alternative Loan Trust, Series 2005-J4, Class M2	0.839	%(c)	07/25/35	5,607	5,081,639
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.879	%(c)	02/25/45	4,737	4,465,041
Banc of America Funding, Series 2005-F, Class 2A1	2.903	%(c)	09/20/35	75	57,059
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.356	%(c)	09/29/36	11,194	10,350,406
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	4.814	%(c)	09/25/33	325	320,470
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.099	%(c)	01/25/36	1,275	1,140,169
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.735	%(c)	09/25/35	209	191,565
BCAP LLC Trust, Series 2006-AA1, Class A1	0.389	%(c)	10/25/36	3,045	2,391,599
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.562	%(c)	02/25/36	504	396,256
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.260	%(c)	02/25/36	183	167,721
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.099	%(c)	11/25/34	11,935	10,147,323
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.939	%(c)	11/25/34	115	113,142
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.299	%(c)	10/25/33	340	315,219
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.499	%(c)	08/25/35	319	294,136
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.489	%(c)	10/25/35	323	296,129
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.399	%(c)	01/25/36	510	465,236
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.429	%(c)	07/25/36	540	486,871
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.360	%(c)	02/25/36	1,673	1,663,848
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 2A1, 144A	1.008	%(c)	11/25/46	9,441	9,257,721
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.553	%(c)	11/20/34	195	186,262
CSMC, Series 2015-2R, Class 3A1, 144A	0.378	%(c)	04/27/36	9,726	8,835,474
CSMC, Series 2015-2R, Class 7A1, 144A	2.632	%(c)	08/27/36	8,585	8,641,250
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.611	%(c)	04/15/36	38,237	11,571,501
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.449	%(c)	10/25/23	12,230	12,908,863
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.599	%(c)	01/25/24	18,980	19,159,114
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	2.799	%(c)	05/25/24	16,420	14,477,629
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2	3.199	%(c)	07/25/24	27,860	25,200,540

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	4,080	$358,427
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	4,266	452,453
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	3,011	567,498
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	3,531	647,310
Fannie Mae REMICS, Series 2004-38, Class FK	0.544	%(c)	05/25/34	860	866,119
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.406	%(c)	11/25/36	2,073	490,060
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.286	%(c)	04/25/40	2,533	388,026
Fannie Mae REMICS, Series 2010-100, Class SD, IO	6.386	%(c)	09/25/40	3,095	609,312
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	1,449	1,581,735
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,992,982
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.336	%(c)	01/25/41	2,293	425,199
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	58,533	61,793,975
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	483	527,594
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.506	%(c)	10/25/26	3,029	549,628
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	611	686,279
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	2,352	2,652,001
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	988	1,149,060
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.806	%(c)	07/25/42	2,711	562,060
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.456	%(c)	02/25/41	397	67,744
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,707	309,781
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	217	202,969
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.456	%(c)	03/25/42	2,498	448,733
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	326	297,518
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.406	%(c)	07/25/42	203	41,837
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	6,573	672,750
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	3,953	514,706
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.956	%(c)	11/25/42	2,284	496,557
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.956	%(c)	11/25/42	1,137	255,295
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.956	%(c)	11/25/42	1,762	417,022
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.956	%(c)	12/25/42	1,041	201,914
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.956	%(c)	12/25/42	550	116,754
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.956	%(c)	12/25/42	1,535	375,172
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,053	310,439

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	3,015	$3,479,575
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	7,229	8,064,624
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.956	%(c)	03/25/42	10,537	1,741,905
Fannie Mae REMICS, Series 2013-19, Class US, IO	5.956	%(c)	03/25/43	1,877	441,662
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	4,284	466,565
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.906	%(c)	07/25/43	580	135,896
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	14,976	1,728,959
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.956	%(c)	09/25/41	7,897	1,249,865
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.691	%(c)	08/25/55	4,942	300,849
Fannie Mae REMICS, Series 2015-56, Class AS, IO	5.956	%(c)	08/25/45	1,184	296,100
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	4,082	4,644,058
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,904	8,814,766
Freddie Mac REMICS, Series 3242, Class SC, IO	6.094	%(c)	11/15/36	803	143,207
Freddie Mac REMICS, Series 3368, Class AI, IO	5.834	%(c)	09/15/37	1,967	363,479
Freddie Mac REMICS, Series 3621, Class SB, IO	6.034	%(c)	01/15/40	410	72,825
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,379,434
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,717,745
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	11,229	12,767,022
Freddie Mac REMICS, Series 3947, Class SG, IO	5.754	%(c)	10/15/41	8,849	1,594,522
Freddie Mac REMICS, Series 3997, Class SK, IO	6.404	%(c)	11/15/41	1,275	240,521
Freddie Mac REMICS, Series 4054, Class SA, IO	5.854	%(c)	08/15/39	1,885	338,855
Freddie Mac REMICS, Series 4076, Class SW, IO	5.854	%(c)	07/15/42	379	64,871
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	798	96,386
Freddie Mac REMICS, Series 4097, Class ST, IO	5.854	%(c)	08/15/42	798	137,433
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	2,342	326,812
Freddie Mac REMICS, Series 4136, Class SE, IO	5.954	%(c)	11/15/42	519	110,984
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.954	%(c)	11/15/42	552	116,632
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.954	%(c)	11/15/42	1,537	333,150
Freddie Mac REMICS, Series 4139, Class SB, IO	5.954	%(c)	12/15/42	2,710	585,389
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	8,296	922,088
Freddie Mac REMICS, Series 4174, Class SA, IO	6.004	%(c)	05/15/39	1,884	329,352
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	5,764	919,530
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,716	1,624,586
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,625	2,395,370
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,348	2,147,723
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	12,486	1,359,111
Freddie Mac REMICS, Series 4415, Class IO, IO	1.884	%(c)	04/15/41	4,203	323,682
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,999	240,994

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.284	%(c)	03/20/39	778	$81,072
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.264	%(c)	04/20/40	396	68,402
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.351	%(c)	04/16/34	47	610
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.334	%(c)	06/20/40	5,414	1,202,853
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.434	%(c)	01/20/40	694	103,123
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	1,005	22,452
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.878	%(c)	02/20/60	6,448	6,499,042
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.198	%(c)	05/20/60	6,899	6,980,949
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.198	%(c)	06/20/60	7,848	8,025,919
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.518	%(c)	10/20/60	13,731	13,643,083
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.538	%(c)	10/20/60	11,966	11,920,087
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.538	%(c)	08/20/58	957	953,520
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,009	1,101,917
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.834	%(c)	03/20/42	3,921	708,570
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	6.401	%(c)	04/16/42	2,168	475,195
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	3,840	344,351
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.901	%(c)	08/16/42	2,169	372,901
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	6.001	%(c)	10/16/42	3,137	639,361
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,357	415,115
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.951	%(c)	06/16/43	4,745	640,626
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.399	%(c)	10/25/45	255	200,314
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.449	%(c)	04/25/36	1,350	2,978,433
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.429	%(c)	04/25/36	209	180,867
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.599	%(c)	06/25/34	2,835	2,472,961
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.537	%(c)	01/25/35	2,952	2,481,410
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.549	%(c)	03/25/35	1,389	1,190,736
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	454	449,454
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.692	%(c)	07/25/35	577	559,078
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	0.976	%(c)	01/19/35	306	201,800

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.649	%(c)	07/25/34	546	$541,650
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.749	%(c)	01/25/35	639	638,303
Impac Secured Assets Trust, Series 2006-2, Class 2A1	0.549	%(c)	08/25/36	131	127,765
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.449	%(c)	04/25/37	3,460	3,191,098
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.399	%(c)	10/25/36	1,447	1,159,970
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.792	%(c)	08/25/35	1,220	1,196,849
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,956	2,620,008
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.713	%(c)	04/21/34	1,293	1,298,720
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.649	%(c)	09/25/34	962	901,399
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.124	%(c)	02/25/36	414	408,692
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.577	%(c)	07/25/34	1,080	1,067,973
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.513	%(c)	11/25/34	2,689	2,629,568
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.899	%(c)	12/25/35	2,152	1,753,164
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, 144A	1.274	%(c)	12/26/46	18,803	18,323,525
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,588	2,642,744
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	0.769	%(c)	02/25/35	9,058	7,858,938
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.179	%(c)	06/25/36	884	725,992
RALI Series Trust, Series 2005-QA1, Class M1	0.749	%(c)	01/25/35	6,882	5,827,175
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	160	142,901
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	3,649	3,294,813
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.649	%(c)	01/25/37	1,292	843,179
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	2.848	%(c)	12/26/35	855	855,892
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.599	%(c)	11/25/34	5,885	5,317,395
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.559	%(c)	01/25/37	374	224,657
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,470	1,781,583
SACO I Trust, Series 2007-VA1, Class A, 144A	8.984	%(c)	06/25/21	1,320	1,416,903
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.569	%(c)	07/25/34	656	631,578
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.407	%(c)	08/25/34	3,416	3,387,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.499	%(c)	09/25/34	568	489,732
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.699	%(c)	02/25/24	3,650	3,657,358
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.549	%(c)	03/25/35	3,018	2,499,312

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.088	%(c)	09/25/37	800	$816,920
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.769	%(c)	08/20/35	121	104,895
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.393	%(c)	02/25/33	1,075	1,058,970
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.468	%(c)	09/25/33	324	328,240
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.689	%(c)	10/25/45	5,011	4,220,522
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.403	%(c)	03/25/37	625	589,405
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.126	%(c)	09/25/36	470	418,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.694	%(c)	04/25/36	136	133,268

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $449,096,688)					460,054,478

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%
Federal Home Loan Mortgage Corp.	2.605	%(c)	07/01/36	1,516	1,615,718
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	3,435	3,598,348
Federal Home Loan Mortgage Corp.	3.500%		11/01/42	81	84,134
Federal Home Loan Mortgage Corp.	3.500%		02/01/44	1,506	1,577,332
Federal Home Loan Mortgage Corp.	3.500%		03/01/45	8,195	8,583,808
Federal Home Loan Mortgage Corp.	4.000%		10/01/25	9,240	9,893,723
Federal Home Loan Mortgage Corp.	4.000%		03/01/42	2,193	2,339,409
Federal Home Loan Mortgage Corp.	4.000%		10/01/42	5,801	6,256,780
Federal Home Loan Mortgage Corp.	4.000%		04/01/43	2,125	2,291,161
Federal Home Loan Mortgage Corp.	4.000%		05/01/43	177	192,975
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	344	369,747
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	185	200,068
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	179	191,622
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	177	192,178
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	165	177,686
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	919	992,150
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	909	984,983
Federal Home Loan Mortgage Corp.	4.000%		08/01/43	1,194	1,288,735
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	12,644	14,069,906
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	2,761	3,073,277
Federal Home Loan Mortgage Corp.	4.500%		02/01/44	10,030	11,165,449
Federal Home Loan Mortgage Corp.	4.500%		03/01/44	2,773	3,086,489
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	8,221	9,122,062
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	8,209	9,077,727
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	2,206	2,439,320
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,876	2,081,985
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,678	1,833,409
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,531	1,670,356
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,377	1,507,927
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,346	1,486,918
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,327	1,443,528
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	726	793,805
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	874	957,018
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	619	687,679
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	5,515	6,080,388
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	1,789	1,981,226
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	725	805,475
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	1,958	2,238,704
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	595	681,803

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	659	$746,819
Federal National Mortgage Assoc.	1.748	%(c)	05/01/37	120	125,995
Federal National Mortgage Assoc.	1.895	%(c)	01/01/37	119	125,607
Federal National Mortgage Assoc.	2.343	%(c)	08/01/37	119	126,382
Federal National Mortgage Assoc.	2.500%		01/01/28	2,465	2,535,916
Federal National Mortgage Assoc.	2.500%		02/01/28	1,125	1,157,379
Federal National Mortgage Assoc.	2.500%		10/01/42	2,268	2,224,054
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,277,165
Federal National Mortgage Assoc.	2.810%		04/01/25	520	522,480
Federal National Mortgage Assoc.	3.000%		09/01/42	13,522	13,757,959
Federal National Mortgage Assoc.	3.000%		09/01/42	6,456	6,570,037
Federal National Mortgage Assoc.	3.000%		12/01/42	95	96,744
Federal National Mortgage Assoc.	3.000%		12/01/42	83	84,002
Federal National Mortgage Assoc.	3.000%		01/01/43	1,301	1,322,107
Federal National Mortgage Assoc.	3.000%		01/01/43	1,053	1,070,331
Federal National Mortgage Assoc.	3.000%		01/01/43	484	491,683
Federal National Mortgage Assoc.	3.000%		01/01/43	186	188,685
Federal National Mortgage Assoc.	3.000%		01/01/43	179	181,835
Federal National Mortgage Assoc.	3.000%		01/01/43	87	88,113
Federal National Mortgage Assoc.	3.000%		01/01/43	82	83,236
Federal National Mortgage Assoc.	3.000%		02/01/43	174	177,112
Federal National Mortgage Assoc.	3.000%		TBA	4,400	4,581,843
Federal National Mortgage Assoc., Sub. Notes, PO	3.252	%(s)	10/09/19	25,050	23,262,181
Federal National Mortgage Assoc.	3.500%		09/01/42	2,162	2,264,552
Federal National Mortgage Assoc.	3.500%		01/01/43	10,197	10,683,276
Federal National Mortgage Assoc.	3.500%		03/01/43	17,886	18,722,167
Federal National Mortgage Assoc.	3.500%		04/01/43	9,435	9,876,348
Federal National Mortgage Assoc.	3.500%		04/01/43	4,285	4,499,208
Federal National Mortgage Assoc.	3.500%		05/01/43	1,029	1,077,247
Federal National Mortgage Assoc.	3.500%		10/01/45	12,400	12,947,802
Federal National Mortgage Assoc.	3.500%		10/01/45	7,400	7,726,921
Federal National Mortgage Assoc.	3.500%		10/01/45	6,100	6,369,483
Federal National Mortgage Assoc.	3.500%		10/01/45	3,800	3,967,877
Federal National Mortgage Assoc.	3.500%		TBA	18,000	19,012,500
Federal National Mortgage Assoc.	4.000%		04/01/42	269	288,968
Federal National Mortgage Assoc.	4.000%		10/01/42	2,917	3,146,789
Federal National Mortgage Assoc.	4.000%		11/01/42	5,221	5,631,537
Federal National Mortgage Assoc.	4.000%		12/01/42	2,354	2,518,201
Federal National Mortgage Assoc.	4.000%		12/01/42	406	444,007
Federal National Mortgage Assoc.	4.000%		12/01/42	210	229,876
Federal National Mortgage Assoc.	4.000%		04/01/43	323	349,854
Federal National Mortgage Assoc.	4.000%		06/01/43	1,102	1,182,825
Federal National Mortgage Assoc.	4.000%		06/01/43	850	918,878
Federal National Mortgage Assoc.	4.000%		06/01/43	505	544,024
Federal National Mortgage Assoc.	4.000%		06/01/43	419	453,282
Federal National Mortgage Assoc.	4.000%		06/01/43	406	436,822
Federal National Mortgage Assoc.	4.000%		06/01/43	349	379,097
Federal National Mortgage Assoc.	4.000%		06/01/43	336	363,641
Federal National Mortgage Assoc.	4.000%		06/01/43	274	295,055
Federal National Mortgage Assoc.	4.000%		06/01/43	247	266,784
Federal National Mortgage Assoc.	4.000%		06/01/43	187	201,984
Federal National Mortgage Assoc.	4.000%		06/01/43	178	192,284
Federal National Mortgage Assoc.	4.000%		06/01/43	169	180,356
Federal National Mortgage Assoc.	4.000%		06/01/43	88	95,674
Federal National Mortgage Assoc.	4.000%		06/01/43	73	78,777
Federal National Mortgage Assoc.	4.000%		07/01/43	1,460	1,570,955
Federal National Mortgage Assoc.	4.000%		07/01/43	1,205	1,302,984
Federal National Mortgage Assoc.	4.000%		07/01/43	914	981,460

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	07/01/43	87	$93,873
Federal National Mortgage Assoc.	4.000%	01/01/45	3,094	3,331,639
Federal National Mortgage Assoc.	4.000%	TBA	15,200	16,213,536
Federal National Mortgage Assoc.	4.500%	04/01/31	981	1,072,515
Federal National Mortgage Assoc.	4.500%	05/01/31	3,033	3,315,339
Federal National Mortgage Assoc.	4.500%	06/01/31	1,013	1,106,527
Federal National Mortgage Assoc.	4.500%	11/01/31	1,220	1,334,066
Federal National Mortgage Assoc.	4.500%	12/01/31	1,435	1,571,171
Federal National Mortgage Assoc.	4.500%	12/01/31	260	284,198
Federal National Mortgage Assoc.	4.500%	12/01/39	24	25,563
Federal National Mortgage Assoc.	4.500%	09/01/41	1,132	1,231,235
Federal National Mortgage Assoc.	4.500%	10/01/41	2,120	2,305,440
Federal National Mortgage Assoc.	4.500%	10/01/41	540	586,001
Federal National Mortgage Assoc.	4.500%	10/01/41	403	438,468
Federal National Mortgage Assoc.	4.500%	09/01/42	157	174,101
Federal National Mortgage Assoc.	4.500%	09/01/43	1,352	1,498,368
Federal National Mortgage Assoc.	4.500%	09/01/43	226	245,325
Federal National Mortgage Assoc.	4.500%	09/01/43	148	161,136
Federal National Mortgage Assoc.	4.500%	10/01/43	1,387	1,503,168
Federal National Mortgage Assoc.	4.500%	10/01/43	1,190	1,318,655
Federal National Mortgage Assoc.	4.500%	10/01/43	388	420,133
Federal National Mortgage Assoc.	4.500%	10/01/43	305	330,955
Federal National Mortgage Assoc.	4.500%	10/01/43	196	212,993
Federal National Mortgage Assoc.	4.500%	10/01/43	16	17,181
Federal National Mortgage Assoc.	4.500%	11/01/43	811	898,367
Federal National Mortgage Assoc.	4.500%	11/01/43	658	713,196
Federal National Mortgage Assoc.	4.500%	11/01/43	431	467,454
Federal National Mortgage Assoc.	4.500%	12/01/43	1,264	1,371,720
Federal National Mortgage Assoc.	4.500%	12/01/43	989	1,095,242
Federal National Mortgage Assoc.	4.500%	12/01/43	24	26,419
Federal National Mortgage Assoc.	4.500%	01/01/44	4,567	5,062,983
Federal National Mortgage Assoc.	4.500%	01/01/44	744	807,890
Federal National Mortgage Assoc.	4.500%	01/01/44	720	797,586
Federal National Mortgage Assoc.	4.500%	01/01/44	695	769,397
Federal National Mortgage Assoc.	4.500%	01/01/44	639	707,091
Federal National Mortgage Assoc.	4.500%	02/01/44	2,706	2,996,214
Federal National Mortgage Assoc.	4.500%	02/01/44	1,370	1,516,830
Federal National Mortgage Assoc.	4.500%	02/01/44	944	1,023,715
Federal National Mortgage Assoc.	4.500%	02/01/44	539	584,626
Federal National Mortgage Assoc.	4.500%	02/01/44	395	429,494
Federal National Mortgage Assoc.	4.500%	02/01/44	156	168,861
Federal National Mortgage Assoc.	4.500%	03/01/44	882	956,315
Federal National Mortgage Assoc.	4.500%	03/01/44	184	203,528
Federal National Mortgage Assoc.	4.500%	04/01/44	1,459	1,619,980
Federal National Mortgage Assoc.	4.500%	04/01/44	1,344	1,488,714
Federal National Mortgage Assoc.	4.500%	04/01/44	1,305	1,430,350
Federal National Mortgage Assoc.	4.500%	04/01/44	813	894,784
Federal National Mortgage Assoc.	4.500%	04/01/44	737	814,874
Federal National Mortgage Assoc.	4.500%	04/01/44	379	411,740
Federal National Mortgage Assoc.	4.500%	04/01/44	189	204,897
Federal National Mortgage Assoc.	4.500%	04/01/44	69	74,394
Federal National Mortgage Assoc.	4.500%	05/01/44	7,901	8,580,197
Federal National Mortgage Assoc.	4.500%	05/01/44	3,112	3,378,997
Federal National Mortgage Assoc.	4.500%	05/01/44	666	722,499
Federal National Mortgage Assoc.	4.500%	05/01/44	438	475,287
Federal National Mortgage Assoc.	4.500%	05/01/44	147	159,524
Federal National Mortgage Assoc.	4.500%	06/01/44	310	336,197
Federal National Mortgage Assoc.	4.500%	07/01/44	1,547	1,710,788
Federal National Mortgage Assoc.	4.500%	08/01/44	142	154,058

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%		10/01/44	9,200	$10,130,645
Federal National Mortgage Assoc.	4.500%		01/01/45	376	418,141
Federal National Mortgage Assoc.	5.000%		07/01/33	430	475,527
Federal National Mortgage Assoc.	5.000%		09/01/33	502	554,877
Federal National Mortgage Assoc.	5.000%		10/01/35	1,421	1,571,959
Federal National Mortgage Assoc.	5.000%		08/01/38	6,966	7,699,515
Federal National Mortgage Assoc.	5.000%		01/01/39	37	41,134
Federal National Mortgage Assoc.	5.000%		08/01/39	40	44,712
Federal National Mortgage Assoc.	5.000%		09/01/39	76	85,023
Federal National Mortgage Assoc.	5.000%		12/01/39	35	39,534
Federal National Mortgage Assoc.	5.000%		03/01/40	16	18,008
Federal National Mortgage Assoc.	5.000%		05/01/40	61	68,134
Federal National Mortgage Assoc.	5.000%		05/01/40	53	59,606
Federal National Mortgage Assoc.	5.000%		06/01/40	182	203,152
Federal National Mortgage Assoc.	5.000%		07/01/40	63	70,876
Federal National Mortgage Assoc.	5.000%		11/01/40	2,201	2,454,760
Federal National Mortgage Assoc.	5.000%		01/01/41	139	155,046
Federal National Mortgage Assoc.	5.000%		02/01/41	88	97,294
Federal National Mortgage Assoc.	5.000%		04/01/41	303	337,752
Federal National Mortgage Assoc.	5.000%		05/01/41	2,889	3,232,565
Federal National Mortgage Assoc.	5.000%		05/01/41	915	1,023,761
Federal National Mortgage Assoc.	5.000%		05/01/41	666	744,963
Federal National Mortgage Assoc.	5.000%		05/01/41	532	595,224
Federal National Mortgage Assoc.	5.000%		05/01/41	500	557,867
Federal National Mortgage Assoc.	5.000%		05/01/41	184	205,536
Federal National Mortgage Assoc.	5.000%		06/01/41	435	487,266
Federal National Mortgage Assoc.	5.500%		11/01/28	86	96,439
Federal National Mortgage Assoc.	5.500%		03/01/37	36	39,861
Federal National Mortgage Assoc.	5.500%		04/01/37	13	14,672
Federal National Mortgage Assoc.	5.500%		05/01/37	878	982,970
Federal National Mortgage Assoc.	5.500%		03/01/38	42	46,818
Federal National Mortgage Assoc.	5.500%		06/01/38	1,296	1,445,790
Federal National Mortgage Assoc.	5.500%		08/01/38	1,252	1,412,712
Federal National Mortgage Assoc.	5.500%		05/01/40	77	86,283
Federal National Mortgage Assoc.	6.000%		04/01/33	194	219,892
Federal National Mortgage Assoc.	6.000%		02/01/34	41	46,890
Federal National Mortgage Assoc.	6.000%		11/01/35	481	547,330
Federal National Mortgage Assoc.	6.000%		08/01/37	971	1,107,798
Federal National Mortgage Assoc.	6.000%		08/01/37	51	58,143
Federal National Mortgage Assoc.	6.000%		09/01/37	406	459,358
Federal National Mortgage Assoc.	6.500%		05/01/40	11,069	12,648,863
Federal National Mortgage Assoc., Notes	6.625%		11/15/30	13,100	18,913,911
Federal National Mortgage Assoc.	7.000%		04/01/37	600	707,336
Federal National Mortgage Assoc.	7.000%		02/01/39	2,547	2,946,566
Federal National Mortgage Assoc.	7.000%		02/01/39	1,530	1,762,166
Financing Corp., Series 1P, Debs, PO	4.630	%(s)	05/11/18	1,670	1,625,090
Financing Corp., Series 8P, Debs, PO	4.550	%(s)	08/03/18	680	658,941
Financing Corp., Series 11P, Debs, PO	4.450	%(s)	02/08/18	440	429,402
Financing Corp., Series 12P, Debs, PO	3.540	%(s)	12/06/18	3,500	3,350,522
Financing Corp., Series 13P, Debs, PO	3.170	%(s)	12/27/18	7,929	7,580,568
Financing Corp., Series B-P, Debs, PO	4.463	%(s)	04/06/18	1,340	1,305,849
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631	%(s)	09/26/19	5,580	5,243,001
Financing Corp., Series E-P, Debs, PO	3.716	%(s)	11/02/18	5,800	5,562,188
Government National Mortgage Assoc.	1.835	%(c)	11/20/60	5,071	5,258,784
Government National Mortgage Assoc.	1.919	%(c)	07/20/60	4,101	4,273,796
Government National Mortgage Assoc.	1.929	%(c)	09/20/60	5,953	6,207,693
Government National Mortgage Assoc.	2.584	%(c)	04/20/60	6,363	6,752,218
Government National Mortgage Assoc.	3.500%		TBA	19,300	20,222,023
Government National Mortgage Assoc.	4.000%		TBA	22,700	24,184,816

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%		01/20/40	1,724	$1,874,334
Government National Mortgage Assoc.	4.500%		05/20/40	2,360	2,565,572
Government National Mortgage Assoc.	4.500%		09/20/40	36	39,341
Government National Mortgage Assoc.	4.500%		01/20/41	355	387,157
Government National Mortgage Assoc.	4.500%		07/20/41	2,552	2,774,793
Government National Mortgage Assoc.	5.000%		04/15/40	11,319	12,571,219
Government National Mortgage Assoc.	5.000%		05/15/40	679	753,920
Government National Mortgage Assoc.	5.000%		07/20/40	1,760	1,956,721
Government National Mortgage Assoc.	5.000%		07/20/40	185	205,557
Government National Mortgage Assoc.	5.000%		09/20/40	944	1,049,644
Government National Mortgage Assoc.	5.000%		11/20/40	694	771,328
Government National Mortgage Assoc.	5.500%		06/15/36	1,163	1,320,372
Government National Mortgage Assoc.	6.000%		08/20/40	107	121,625
Government National Mortgage Assoc.	6.000%		01/20/41	78	87,682
Government National Mortgage Assoc.	6.000%		04/20/41	11	12,583
Government National Mortgage Assoc.	6.000%		06/20/41	317	358,437
Government National Mortgage Assoc.	6.000%		07/20/41	147	164,905
Government National Mortgage Assoc.	6.000%		12/20/41	83	93,787
Government National Mortgage Assoc.	6.000%		02/20/42	83	93,860
Government National Mortgage Assoc.	6.500%		10/20/37	1,079	1,242,773
Residual Funding Corp. Strips Principal, PO	1.843	%(s)	10/15/19	190	177,960
Residual Funding Corp. Strips Principal, PO	2.000	%(s)	10/15/20	2,280	2,079,862
Tennessee Valley Authority, Sr. Unsec’d. Notes.(a)	5.250%		09/15/39	5,050	6,265,272

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $579,928,026)					591,500,232

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds	2.875%		08/15/45	25,400	25,387,427
U.S. Treasury Bonds	3.000%		11/15/44	47,080	48,076,778
U.S. Treasury Bonds(a)	3.000%		05/15/45	57,660	59,006,880
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	19,540	19,155,199
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		02/15/43	23,610	20,644,073
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,089,201
U.S. Treasury Notes	1.250%		01/31/20	14,630	14,614,375
U.S. Treasury Notes	1.375%		04/30/20-09/30/20	30,360	30,363,038
U.S. Treasury Notes	1.500%		07/31/16-12/31/18	4,530	4,601,926
U.S. Treasury Notes	1.625%		07/31/19-07/31/20	16,510	16,728,967
U.S. Treasury Notes	1.750%		09/30/19-09/30/22	41,920	42,009,666
U.S. Treasury Notes	1.875%		08/31/22	26,260	26,482,265
U.S. Treasury Notes	2.125%		12/31/21	440	451,836
U.S. Treasury Notes	2.375%		08/15/24	26,105	26,886,793
U.S. Treasury Notes	2.500%		05/15/24	10,770	11,218,474
U.S. Treasury Strip Principal, PO	4.007	%(s)	02/15/43	6,560	2,873,136

TOTAL U.S. TREASURY OBLIGATIONS (cost $353,768,707)					353,590,034

				Shares

PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 0.049% (cost $1,192,693)				45,250	1,162,473

TOTAL LONG-TERM INVESTMENTS (cost $3,385,355,504)					3,351,777,581

SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $237,696,902; includes $236,669,995 of cash collateral for securities on loan)(b)(w)				237,696,902	237,696,902

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.8%
Federal Home Loan Mortgage Corp.	0.080%	10/06/15	25,000	24,999,746

(cost $24,999,722)
	Counterparty		Notional Amount (000)#

OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
20 Year U.S. Treasury Bonds Futures, expiring 10/23/15, Strike Price $154.00			277	1,095,016
expiring 10/23/15, Strike Price $155.00			147	473,156
expiring 10/23/15, Strike Price $156.00			102	262,969

				1,831,141

Put Options
90 Day Euro Dollar Futures, expiring 11/13/15, Strike Price $99.50			4,318	43,175
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.50			6	1,313
expiring 10/23/15, Strike Price $128.00			112	36,750
20 Year U.S. Treasury Bonds Futures, expiring 10/23/15, Strike Price $153.00			114	44,531
Euro Futures, expiring 10/09/15, Strike Price $1.10			9,375	17,813

				143,582

TOTAL OPTIONS PURCHASED (cost $1,241,512)				1,974,723

TOTAL SHORT-TERM INVESTMENTS (cost $263,938,136)				264,671,371

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.0% (cost $3,649,293,640)				3,616,448,952

OPTIONS WRITTEN* — (0.2)%

Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.00			40	(75,000)
expiring 10/23/15, Strike Price $127.50			184	(270,250)
expiring 10/23/15, Strike Price $128.00			2,537	(2,774,844)
expiring 10/23/15, Strike Price $128.50			624	(507,000)
expiring 10/23/15, Strike Price $129.00			183	(108,656)
expiring 10/23/15, Strike Price $129.50			113	(38,844)
expiring 10/23/15, Strike Price $130.00			64	(16,000)
expiring 11/20/15, Strike Price $129.00			75	(69,141)
10 Year U.S. Treasury Notes Week 1 Futures, expiring 10/02/15, Strike Price $128.00			95	(78,672)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

		Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)

Call Options (cont’d)
20 Year U.S. Treasury Bonds Futures,
expiring 10/23/15, Strike Price $157.00		33	$ (66,516)
expiring 10/23/15, Strike Price $158.00		264	(331,500)
expiring 10/23/15, Strike Price $159.00		196	(226,625)
expiring 10/23/15, Strike Price $160.00		132	(123,750)
expiring 10/23/15, Strike Price $162.00		31	(15,500)
90 Day Euro dollar Time Deposit Options Futures, expiring 06/13/16, Strike Price $99.00		420	(165,900)
Currency Option USD vs EUR, expiring 11/14/15, @ FX Rate 1.11	Barclays Capital Group	372	(5,839)
Euro Futures, expiring 10/09/15, Strike Price $1.16		7,875	(1,969)

			(4,876,006)

Put Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $126.00		140	(8,750)
expiring 10/23/15, Strike Price $126.50		103	(9,656)
expiring 10/23/15, Strike Price $127.00		98	(13,781)
expiring 11/20/15, Strike Price $126.50		75	(19,922)
expiring 11/20/15, Strike Price $127.00		93	(34,875)
10 Year U.S. Treasury Notes Week 1 Futures, expiring 10/02/15, Strike Price $128.00		34	(3,189)
20 Year U.S. Treasury Bonds Futures, expiring 10/23/15, Strike Price $150.00		26	(2,844)
expiring 10/23/15, Strike Price $152.00		259	(64,750)
expiring 10/23/15, Strike Price $154.00		29	(16,313)
expiring 10/23/15, Strike Price $155.00		120	(105,000)
expiring 10/23/15, Strike Price $156.00		43	(53,078)
expiring 11/20/15, Strike Price $150.00		47	(25,703)
CDX.NA.HY.24, expiring 11/23/15, Strike Price $100.00	BNP Paribas	149	(122,834)
Euro Futures, expiring 11/06/15, Strike Price $1.10		4,500	(37,350)
expiring 10/09/15, Strike Price $1.12		17,375	(152,900)
expiring 11/06/15, Strike Price $1.09		20,000	(114,000)

			(784,945)

TOTAL OPTIONS WRITTEN (premiums received $4,487,838)			(5,660,951)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.8% (cost $3,644,805,802)			3,610,788,001
Liabilities in excess of other assets(x) — (9.8)%			(322,651,210)

NET ASSETS — 100.0%			$ 3,288,136,791

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,674,334; cash collateral of $236,669,995 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2015.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,622	90 Day Euro Dollar	Jun. 2016	$399,424,150	$402,884,525	$3,460,375
1,027	90 Day Euro Dollar	Dec. 2016	252,717,138	254,323,713	1,606,575
152	90 Day Euro Dollar	Mar. 2017	37,219,300	37,593,400	374,100
573	5 Year Euro-Bobl	Dec. 2015	82,079,202	82,608,092	528,890
7,960	5 Year U.S. Treasury Notes	Dec. 2015	955,054,160	959,304,375	4,250,215
882	20 Year U.S. Treasury Bonds	Dec. 2015	137,211,125	138,777,188	1,566,063
1,100	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	174,141,969	176,446,875	2,304,906
325	Euro-BTP Italian Government Bond	Dec. 2015	48,304,102	49,494,653	1,190,551

					15,281,675

Short Positions:
295	90 Day Euro Dollar	Dec. 2015	73,437,788	73,443,938	(6,150)
8,083	90 Day Euro Dollar	Mar. 2016	2,006,843,050	2,010,242,100	(3,399,050)
927	10 Year Euro-Bund.	Dec. 2015	159,293,442	161,787,101	(2,493,659)
4,306	10 Year U.S. Treasury Notes	Dec. 2015	548,923,227	554,330,219	(5,406,992)
34	British Pound Currency	Dec. 2015	3,269,525	3,211,513	58,012
1,036	Euro Currency	Dec. 2015	145,384,325	144,768,050	616,275
424	Japanese Yen Currency	Dec. 2015	44,297,963	44,217,900	80,063

					(10,551,501)

					$4,730,174

(1)	Cash of $20,616,057 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/16/15	Citigroup Global Markets	GBP	11,868	$17,958,559	$17,952,379	$(6,180)
Indian Rupee,
Expiring 10/16/15	Barclays Capital Group	INR	258,900	4,030,199	3,932,419	(97,780)
Expiring 10/16/15	Citigroup Global Markets	INR	2,126,400	33,095,720	32,297,785	(797,935)

				$55,084,478	$54,182,583	(901,895)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/16/15	Citigroup Global Markets	GBP	11,868	$18,416,795	$17,952,379	$464,416
Chinese Yuan,
Expiring 10/16/15	Citigroup Global Markets	CNY	336,250	52,075,267	52,822,268	(747,001)
Euro,
Expiring 10/16/15	Bank of America	EUR	11,630	12,841,555	12,998,567	(157,012)
Expiring 10/16/15	Barclays Capital Group	EUR	36,720	40,460,850	41,041,048	(580,198)
Expiring 10/16/15	Barclays Capital Group	EUR	9,570	10,978,895	10,696,155	282,740
Expiring 10/16/15	Citigroup Global Markets	EUR	47,150	52,014,466	52,698,405	(683,939)
Expiring 11/13/15	Bank of America	EUR	21,242	23,209,261	23,752,658	(543,397)
Expiring 11/13/15	Citigroup Global Markets	EUR	38,264	41,578,056	42,786,090	(1,208,034)
Expiring 11/13/15	Morgan Stanley	EUR	4,746	5,211,459	5,306,838	(95,379)
Expiring 11/13/15	UBS AG	EUR	5,700	6,199,981	6,373,573	(173,592)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 10/16/15	Barclays Capital Group	INR	258,900	$3,938,242	$3,932,420	$5,822
Expiring 10/16/15	Citigroup Global Markets	INR	1,972,720	29,868,789	29,963,547	(94,758)
Expiring 10/16/15	Citigroup Global Markets	INR	153,680	2,311,673	2,334,238	(22,565)
Mexican Peso,
Expiring 10/16/15	Barclays Capital Group	MXN	340,079	21,569,250	20,089,116	1,480,134
Expiring 10/16/15	Barclays Capital Group	MXN	162,153	9,533,511	9,578,662	(45,151)

				$330,208,050	$332,325,964	(2,117,914)

						$(3,019,809)

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized (Depreciation)
Exchange-traded swap agreement:
128,800	08/31/22	1.890%	3 month LIBOR(1)	$—	$(1,188,520)	$(1,188,520)
40,656	02/15/41	2.720%	3 month LIBOR(1)	(68,572)	(1,426,344)	(1,357,772)

				$(68,572)	$(2,614,864)	$(2,546,292)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized (Depreciation)
Exchange-traded credit default swap on credit indices – Sell Protection(1):
CDX.NA.HY.23	12/20/19	5.000%	694	$45,410	$33,023	$(12,387)
CDX.NA.HY.24	06/20/20	1.000%	27,202	1,223,882	797,683	(426,199)
CDX.NA.IG.23	12/20/19	1.000%	8,450	113,867	50,003	(63,864)
CDX.NA.IG.24	06/20/20	1.000%	94,207	935,661	503,961	(431,700)

				$2,318,820	$1,384,670	$(934,150)

Cash of $8,378,323 has been segregated with Goldman Sachs & Co. to cover requirements for open exchange-traded credit default swaps contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$—	$8,220,000
Non-Residential Mortgage-Backed Securities	—	81,866,033	26,013,464
Residential Mortgage-Backed Securities	—	39,665,691	—
Bank Loans	—	105,480,983	—
Commercial Mortgage-Backed Securities	—	233,523,246	4,522,047
Corporate Bonds	—	1,142,802,886	—
Foreign Government Bonds	—	303,376,014	—
Residential Mortgage-Backed Securities	—	449,704,072	10,350,406
U.S. Government Agency Obligations	—	616,499,978	—
U.S. Treasury Obligations	—	353,590,034	—
Preferred Stock	1,162,473	—	—
Affiliated Money Market Mutual Fund	237,696,902	—	—
Options Purchased	1,974,723	—	—
Options Written	(5,532,278)	(128,673)	—
Other Financial Instruments*
Financial Futures Contracts	4,730,174	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,019,809)	—
Exchange-traded interest rate swaps	—	(2,546,292)	—
Exchange-traded credit default swaps	—	(934,150)	—

Total	$240,031,994	$3,319,880,013	$49,105,917

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/14	$—	$2,044,500	$—	$5,317,722	$—
Accrued discounts/premiums	—	16,137	4,655	—	16,234
Realized gain (loss)	—	25,914	—	—	5,221
Change in unrealized appreciation
(depreciation)**		(400,235)	57,758	—	(1,237,504)
Purchases	8,220,000	24,780,236	7,385,759	—	11,666,000
Sales	—	(453,088)	(2,926,125)	—	(99,545)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(5,317,722)

Balance as of 09/30/15	$8,220,000	$26,013,464	$4,522,047	$—	$10,350,406

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts recorded at fair value.

**	Of which, $(1,579,981) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Collateralized Loan Obligations	$8,220,000	Pricing at cost	Unadjusted Purchase Price
Asset-Backed Securities - Non-Residential Mortgage-Backed	1,892,250	Market approach	Single broker indicative quote
Asset-Backed Securities - Non-Residential Mortgage-Backed	24,121,214	Model pricing	WAMCO proxy matrix
Commercial Mortgage-Backed Securities	4,522,047	Market approach	Single broker indicative quote
Residential Mortgage-Backed Securities	10,350,406	Market approach	Single broker indicative quote

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$5,317,722	L3 to L2	Single broker to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value
at 09/30/15
Credit contracts	$(1,056,984)
Foreign exchange contracts	(2,559,704)
Interest rate contracts	(1,839,617)

Total	$(5,456,305)

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 86.3%

CORPORATE OBLIGATIONS — 0.4%

Metals & Mining
Southern Copper Corp., Sr. Unsec’d. Notes(a)	3.875%	04/23/25	430	$388,617
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	43	38,168
Southern Copper Corp., Sr. Unsec’d. Notes(a)	7.500%	07/27/35	150	145,566

TOTAL CORPORATE OBLIGATIONS (cost $632,479)				572,351

FOREIGN BONDS — 36.0%

Brazil — 4.4%
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	174,460
CSN Resources SA, Gtd. Notes, RegS	6.500%	07/21/20	684	297,540
Gerdau Trade, Inc., Gtd. Notes, 144A(a)	4.750%	04/15/23	290	230,550
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	310	234,050
Itau Unibanco Holding SA/Cayman Island, Sr. Unsec’d. Notes, 144A	2.850%	05/26/18	780	730,626
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750%	06/15/25	690	634,800
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	220	194,700
Marfrig Holding Europe BV, Gtd. Notes, 144A	6.875%	06/24/19	360	308,700
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, RegS	8.375%	05/09/18	270	251,775
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	140	135,800
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	756	393,120
Oi SA, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/10/22	287	133,455
Oi SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	02/10/22	204	94,860
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	1,260	822,150
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	420	257,250
Petrobras Global Finance BV, Gtd. Notes)(a)	6.850%	06/05/2115	260	165,750
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	896	651,840
Petrobras International Finance Co., Gtd. Notes	6.750%	01/27/41	429	279,923
Vale Overseas Ltd., Gtd. Notes(a)	6.875%	11/21/36	546	428,665
Virgolino de Oliveira Finance SA, Gtd. Notes, RegS(i)	10.500%	01/28/18	2,001	27,214

				6,447,228

Chile — 2.7%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	324	339,227
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	188,213
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes(a)	4.750%	01/11/22	354	359,589
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A(a)	3.000%	07/17/22	1,421	1,299,918
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS(a)	3.000%	07/17/22	231	211,317
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A(a)	4.875%	10/30/24	270	268,564
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	252,660
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	486	482,047
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	144,812
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	380	371,407

				3,917,754

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

China — 5.0%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	710	$692,151
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	580	599,793
Export-Import Bank of China (The), Sr. Unsec’d. Notes, RegS	3.625%	07/31/24	750	762,973
Export-Import Bank of China (The) via Avi Funding Co. Ltd., Sr. Unsec’d. Notes	2.850%	09/16/20	740	735,542
Industrial & Commercial Bank of China Ltd., Sr. Unsec’d. Notes, MTN	3.231%	11/13/19	440	448,311
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	228,914
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	2,450	2,548,963
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	420	412,674
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.700%	06/10/25	810	825,640

				7,254,961

Colombia — 0.9%
Banco Bilbao Vizcaya Argentaria Colombia SA, Sub. Notes, 144A	4.875%	04/21/25	370	352,314
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	300	228,750
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.125%	03/28/23	1,260	434,700
Pacific Rubiales Energy Corp., RegS	7.250%	12/12/21	124	44,640
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	263,310

				1,323,714

Hungary — 0.6%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	4.000%	01/30/20	890	894,005

India — 1.9%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%	05/20/24	400	428,213
Bharti Airtel Ltd., Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	320	319,124
ONGC Videsh Ltd., Gtd. Notes	4.625%	07/15/24	380	388,535
Reliance Holdings USA, Inc., Gtd. Notes, RegS(a)	5.400%	02/14/22	746	814,021
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	520	376,915
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	426	391,938

				2,718,746

Indonesia — 2.5%
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%	05/05/25	890	777,575
Pelabuhan Indonesia III PT, Sr. Unsec’d. Notes, RegS	4.875%	10/01/24	500	465,000
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A(a)	4.300%	05/20/23	500	456,174
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42	1,408	1,164,917

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	$760,663

					3,624,329

Jamaica — 0.7%
Jamaica Government International Bond, Sr. Unsec’d. Notes	6.750%		04/28/28	490	492,450
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625%		07/09/25	460	501,400

					993,850

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%		05/05/20	750	758,625

Malaysia — 0.4%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	579	631,336

Mexico — 7.3%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%		03/25/24	210	214,200
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44	200	194,000
America Movil SAB de CV, Gtd. Notes(a)	5.000%		03/30/20	120	131,076
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%		07/16/22	705	684,485
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	9.000	%(c)	01/31/20	674	609,970
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	9.000	%(c)	01/31/20	MXN 1,929	239,678
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	5.700%		01/11/25	400	358,000
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	410	373,100
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A(a)	4.875%		01/15/24	230	232,896
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	6.125%		06/16/45	380	357,200
Empresas ICA SAB de CV, Gtd. Notes, 144A	8.875%		05/29/24	998	436,625
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	194,350
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22	200	201,320
Petroleos Mexicanos, Gtd. Notes(a)	4.875%		01/24/22	1,044	1,033,779
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	2,980	2,884,342
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	596,257
Petroleos Mexicanos, Gtd. Notes	6.500%		06/02/41	1,881	1,730,144
Petroleos Mexicanos, Gtd. Notes, 144A(a)	5.625%		01/23/46	330	268,571

					10,739,993

Morocco — 0.9%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	780	729,300
OCP SA, Sr. Unsec’d. Notes, 144A	5.625%		04/25/24	600	612,024

					1,341,324

Peru — 0.7%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250	%(c)	09/22/29	130	126,126
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23	270	245,700
Cementos Pacasmayo SAA, Gtd. Notes, RegS(a)	4.500%		02/08/23	100	91,000
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	670	627,287

					1,090,113

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%		02/16/21	264	$288,341

Russia — 3.8%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	970	906,193
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18	1,440	1,528,488
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	726	742,891
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	397,292
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	252,530
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	630	650,475
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	6.000	%(c)	06/03/21	400	356,400
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%		04/03/20	390	340,860
VimpelCom Holdings BV, Gtd. Notes, RegS(a)	7.504%		03/01/22	380	380,950

					5,556,079

Singapore — 0.4%
Puma International Financing SA, Gtd. Notes, 144A	6.750%		02/01/21	560	554,400

South Africa — 0.7%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, RegS	7.125%		02/11/25	370	348,144
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25	480	470,611
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%		07/18/20	250	267,290

					1,086,045

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	9.750%		08/14/19	460	496,800
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%		08/14/19	100	108,000

					604,800

Tunisia — 0.2%
Banque Centrale de Tunisie SA, Sr. Unsec’d. Notes	5.750%		01/30/25	240	228,600

Turkey — 1.1%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	350	334,473
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19	880	894,578
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%		08/12/20	440	448,103

					1,677,154

Venezuela — 0.4%
Petroleos de Venezuela SA, Gtd. Notes, RegS	6.000%		05/16/24	1,560	507,000

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Zambia — 0.3%
Zambia Government International Bond, Sr. Unsec’d. Notes.	8.970%	07/30/27	630	$497,700

TOTAL FOREIGN BONDS (cost $61,279,670)				52,736,097

SOVEREIGN ISSUES — 49.9%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500%	03/24/20	1,307	980,250
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes.	5.875%	06/11/25	350	330,750
Honduras Government International (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	680	708,900
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN 22,092	1,355,312
Republic of Argentina (Argentina), Bonds(a)	7.000%	10/03/15	185	185,000
Republic of Argentina (Argentina), Bonds	7.000%	04/17/17	2,040	1,986,620
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	193	199,755
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	1,037	1,026,630
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes	7.000%	04/04/44	1,060	936,775
Republic of Croatia (Croatia), Sr. Unsec’d. Notes	5.500%	04/04/23	960	984,000
Republic of Croatia (Croatia), Sr. Unsec’d. Notes	6.625%	07/14/20	280	303,548
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23	820	840,500
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	1,840	1,775,600
Republic of Dominican Republic (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	900	866,250
Republic of El Salvador (El Salvador), Unsec’d. Notes	6.375%	01/18/27	330	289,575
Republic of Gabon (Gabon), Bonds	6.375%	12/12/24	530	437,250
Republic of Gabon (Gabon), Sr. Unsec’d. Notes	6.950%	06/16/25	400	335,952
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS(a)	7.875%	08/07/23	300	249,060
Republic of Ghana (Ghana), Unsec’d. Notes(a)	8.125%	01/18/26	460	381,892
Republic of Hungary (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23	2,808	3,123,900
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A.	5.875%	01/15/24	1,920	2,032,719
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22	270	257,150
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43	220	183,671
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	5,411	4,846,357
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes.	5.375%	07/23/24	860	749,198
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes.	6.375%	03/03/28	420	372,607
Republic of Kazakhstan (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%	10/14/24	2,810	2,529,000
Republic of Kenya (Kenya), Notes	5.875%	06/24/19	490	469,008
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	6.875%	06/24/24	670	607,020
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes	6.125%	03/09/21	1,640	1,913,309

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%		01/23/46	2,617	$2,329,130
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	5.550%		01/21/45	660	675,675
Republic of Mexico (Mexico), Sr. Unsec’d. Notes .	6.050%		01/11/40	1,970	2,157,150
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	402	366,825
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes(a)	6.375%		07/12/23	140	123,816
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes	6.875%		06/01/17	290	300,853
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes	7.250%		04/15/19	330	338,556
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	17	20,230
Republic of Paraguay (Paraguay), Notes	6.100%		08/11/44	200	195,500
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%		01/25/23	200	196,500
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	5.625%		11/18/50	1,388	1,433,110
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%		03/14/37	1,240	1,422,900
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%		03/30/19	948	1,094,940
Republic of Philippines (Philippines), Sr. Unsec’d. Notes(a)	3.950%		01/20/40	1,200	1,213,265
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37	2,600	2,986,188
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	1,205	1,575,196
Republic of Poland (Poland), Sr. Unsec’d. Notes .	5.000%		03/23/22	2,900	3,240,750
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A.	4.875%		01/22/24	290	312,837
Republic of Russia (Russia), Sr. Unsec’d. Notes(a)	4.875%		09/16/23	1,000	1,008,340
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS(a)	7.500	%(c)	03/31/30	4,177	4,913,079
Republic of Senegal (Senegal), Bonds, RegS	6.250%		07/30/24	300	268,644
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes	6.000%		01/14/19	400	403,999
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%		03/23/23	2,500	2,224,425
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%		04/14/26	470	427,113
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	250	259,125
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	2,197	2,348,044
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%		05/30/40	2,451	2,610,315
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes(a)	4.500%		08/14/24	1,020	1,030,200
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes	9.250%		09/15/27	2,696	1,051,440
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%		10/13/19	13,172	4,511,410
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	8.250%		10/13/24	300	100,500
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes(a)	4.800%		11/19/24	550	519,857
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%		01/29/20	270	293,621

TOTAL SOVEREIGN ISSUES (cost $86,806,567)					73,211,091

TOTAL LONG-TERM INVESTMENTS (cost $148,718,716)					126,519,539

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT — 23.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,470,649; includes $21,055,724 of cash collateral for securities on loan)(b)(w)	34,470,649	$34,470,649

TOTAL INVESTMENTS — 109.8% (cost $183,189,365)		160,990,188
Liabilities in excess of other assets(x) — (9.8)%		(14,304,914)

NET ASSETS — 100.0%		$146,685,274

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,613,619; cash collateral of $21,055,724 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 10/15/15	Citigroup Global Markets	INR	51,200	$795,952	$777,820	$(18,132)

Sale Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation(1)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 11/13/15	Bank of America	BRL	5,586	$1,450,210	$1,386,967	$63,243
Mexican Peso,
Expiring 11/13/15	Barclays Capital Group	MXN	2,805	169,913	165,337	4,576
New Taiwanese Dollar,
Expiring 11/16/15	Bank of America	TWD	47,743	1,512,515	1,450,214	62,301

				$3,132,638	$3,002,518	$130,120

						$111,988

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

OTC cross currency exchange contract outstanding at September 30, 2015:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation(1)	Counterparty
OTC cross currency exchange contract:
11/16/15	Buy	INR	93,597	SGD	2,006	$6,230	Citigroup Global Markets

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Various	inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$572,351	$—
Foreign Bonds	—	52,736,097	—
Sovereign Issues	—	73,211,091	—
Affiliated Money Market Mutual Fund	34,470,649	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	111,988	—
OTC Cross Currency Exchange Contract	—	6,230	—

Total	$34,470,649	$126,637,757	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Sovereign Issues	49.9%
Foreign Bonds	36.0
Affiliated Money Market Mutual Fund (14.3% represents investments purchased with collateral from securities on loan)	23.5
Metals & Mining	0.4

109.8
Liabilities in excess of other assets	(9.8)

100.0%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Columbian Peso

CZK	Czech Koruna

DKK	Danish Krone

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	United States Dollar

ZAR	South African Rand

Exchange:

AEX	Amsterdam Stock Exchange

ASX	Australian Securities Exchange

FTSE	Financial Times Stock Exchange

LME	London Metal Exchange

NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.

NYSE	New York Stock Exchange

OMXS	Sweden Stock Market Index

OTC	Over-The-Counter

SGMX	Sigma X MTF

SGX	Singapore Exchange

TASE	Tel Aviv Stock Exchange

TSX	Toronto Stock Exchange

XEQT	Equiduct Stock Exchange

XFRA	Boerse Frankfurt- Regulierter Market

XHKG	Hong Kong Stock Exchange

XJSE	Johannesburg Stock Exchange

XLON	London Stock Exchange

Index:

ABX	Asset-Backed Securities Index

BCOMTR	Bloomberg Commodity Index Total Return

BIST	Borsa Istanbul Index

Bovespa	Sao Paulo Se Bovespa Index

CAC	French Stock Market Index

CDX	Credit Derivative Index

CGAUMSBK	Citi Australia Bank Index

CNX	CNX Nifty Index

CPI	Consumer Price Index

CMBX	Commercial Mortgage-Backed Index

DAX	German Stock Index

GSCI	Goldman Sachs Commodity Index

GSGLMAUT	GS Global Machinery Auto Basket Index

HSCEI	Hang Seng China Enterprises Index

JPCMMAC2	JP US Machinery Index

JPCMOIR3	JP US Refineries Index

JPGMAER2	JP Aerospace Index

JPGMAUTP	JP Auto Components Index

JPMMSM1B	JP Non-US Machinery Index

IBEX	Spanish Stock Index

iBoxx	Bond Market Indices

iTraxx	International Credit Derivative Index

KOSPI	Korean Stock Exchange Index

MEX	Mexican Stock Exchange Mexican Bolsa IPC Index

NDDUEAFE	MSCI EAFE Index

NDRUFB&T	MSCI Daily TR Europe Net Food Beverage & Tobacco

NDRUHRL	MSCI Daily TR Europe Net Household & Personal Products

NIKKEI	Japanese Stock Market Index

RMS G	MSCI US REIT Index

SET	Stock Exchange of Thailand SET Index

SPGCENP	S&P GSCI Energy Official Close Index

SPI	Swiss Performance Index

STOXX	Stock Index of the Eurozone

TA25	Tel Aviv Stock Exchange (TASE)

TAIEX	Taiwan Stock Exchange Index

TOPIX	Tokyo Stock Price Index

UKRPI	UK Retail Price Index

WIG 20	Warsaw Stock Exchange

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS	Asset-Backed Security

ADR	American Depositary Receipt

ADS	American Depositary Security

ASX	Australian Securities Exchange

BABs	Build America Bonds

BBA	British Bankers Association

BBSW	Australian Bank Bill Swap Reference Rate

BDR	Brazilian Depositary Receipt

BKNT	Bank Notes

Bobl	Bundesobligationen-German Federal Obligations

bps	Basis Points

CDI	CHESS Depositary Interests

CDO	Collateralized Debt Obligation

CDOR	Canadian Dealer Offered Rate

CLO	Collateralized Loan Obligation

CLOIS	Sinacofi Chili Interbank Rate Average

CMBS	Commercial Mortgage-Backed Security

CMM	Constant Maturity Mortgage

CMS	Constant Maturity Swap

COOVIBR	Columbia IBR Interbank overnight rate

CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA

CVA	Certificate Van Aandelen (Bearer)

CVR	Contingent Value Rights

CVT	Convertible Security

EMU	European Monetary Union

ETF	Exchange Traded Fund

Euribor	Euro Interbank Offered Rate

FHLMC	Federal Home Loan Mortgage Corporation

FREMF	Freddie Mac Mortgage Trust

GDR	Global Depositary Receipt

GNMA	Government National Mortgage Association

GO	General Obligation

IO	Interest Only

JIBAR	Johannesburg Interbank Agreed Rate

KLIB	Killbuck Bankshares, Inc.

KWCDC	Korean Won Certificate of Deposit

LIBOR	London Interbank Offered Rate

MLP	Master Limited Partnership

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

N/A	Not Applicable

NSA	Non-Seasonally Adjusted

NASDAQ	National Association of Securities Dealers Automated Quotations

NIBOR	Norwegian Interbank Offered Rate

NVDR	Non-voting Depositary Receipt

OAT	Obligations Assimilables du Tresor

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

PO	Principal Only

PRFC	Preference Shares

QMTF	Quote Multilateral Trading Facility

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduit Security

SDR	Sweden Depositary Receipt

SLM	Student Loan Mortgage

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipts

STIBOR	Stockholm Interbank Offered Rate

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

USAID	United States Agency for International Development

UTS	Unit Trust Security

WAMCO	Western Asset Management Company

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for each security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using such model prices to the extent that the valuations meets the established confidence level for each security. If the confidence level is not met or vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

A Portfolio may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs Secretary of the Fund

Date November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin Timothy S. Cronin President and Principal Executive Officer

Date November 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal Financial Officer

Date November 18, 2015

*	Print the name and title of each signing officer under his or her signature.